                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-6067
                                  ----------------------------------------------

                        DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                    (Address of principal executive offices)        (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:    November 30

Date of reporting period:   December 1, 2004 - May 31, 2005

EXPLANATORY NOTE: This Form N-CSR/A for Dimensional Investment Group Inc. (the "Registrant") is being filed to: (i) correct the information appearing in Item 1 of the prior Form N-CSR filing pertaining to the summary schedules of portfolio holdings for certain portfolios of the Registrant to accurately reflect the information contained in the semi-annual reports sent to shareholders for the period ended May 31, 2005; and (ii) provide the information required by Item 6 of Form N-CSR. This Form N-CSR/A also updates Item 11 "Controls and Procedures" and Item 12 "Exhibits." Other than the aforementioned amendments, no other information or disclosures contained in the Registrant's Form N-CSR filed on August 5, 2005 is being amended by this Form N-CSR/A.

ITEM 1.  REPORTS TO STOCKHOLDERS.

================================================================================

                        Dimensional Investment Group Inc.

                        U.S. Large Company Institutional

                                 Index Portfolio


                               SEMI-ANNUAL REPORT


                          Six Months Ended May 31, 2005
                                   (Unaudited)

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Disclosure of Fund Expenses                                                1
    Disclosure of Portfolio Holdings                                           2
    Statement of Assets and Liabilities                                        3
    Statement of Operations                                                    4
    Statements of Changes in Net Assets                                        5
    Financial Highlights                                                       6
    Notes to Financial Statements                                              7

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE COMPANY SERIES
    Disclosure of Fund Expenses                                               10
    Disclosure of Portfolio Holdings                                          11
    Summary Schedule of Portfolio Holdings                                    12
    Statement of Assets and Liabilities                                       15
    Statement of Operations                                                   16
    Statements of Changes in Net Assets                                       17
    Financial Highlights                                                      18
    Notes to Financial Statements                                             19

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   22

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                               23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                BEGINNING     ENDING                    EXPENSES
                                 ACCOUNT      ACCOUNT    ANNUALIZED       PAID
                                  VALUE        VALUE       EXPENSE       DURING
                                12/01/04     05/31/05       RATIO        PERIOD*
                               ----------   ----------    ---------     --------
Actual Fund Return             $ 1,000.00   $ 1,024.00        0.10%     $   0.50
Hypothetical 5% Annual Return  $ 1,000.00   $ 1,024.50        0.10%     $   0.50

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                      100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Large Company Series of The DFA Investment Trust Company
   (Cost $500,545) at Value+                                                          $     615,238
Receivable for Fund Shares Sold                                                                 649
Prepaid Expenses and Other Assets                                                                 1
                                                                                      -------------
      Total Assets                                                                          615,888
                                                                                      -------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                              602
   Fund Shares Redeemed                                                                          47
   Due to Advisor                                                                                 3
Accrued Expenses and Other Liabilities                                                           47
                                                                                      -------------
      Total Liabilities                                                                         699
                                                                                      -------------
NET ASSETS                                                                            $     615,189
                                                                                      =============

SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)                      65,770,363
                                                                                      =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                              $        9.35
                                                                                      =============

----------
+  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                          $       5,060
   Interest                                                                                     158
   Income from Securities Lending                                                                15
   Expenses Allocated from Master Funds                                                        (147)
                                                                                      -------------
          Total Investment Income                                                             5,086
                                                                                      -------------
EXPENSES
   Administrative Services                                                                      143
   Accounting & Transfer Agent Fees                                                              60
   Legal Fees                                                                                     9
   Audit Fees                                                                                     2
   Filing Fees                                                                                   25
   Shareholders' Reports                                                                         21
   Directors' Fees and Expenses                                                                   2
   Other                                                                                          3
                                                                                      -------------
          Total Expenses                                                                        265
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered
      by Advisor (Note C)                                                                      (126)
                                                                                      -------------
          Net Expenses                                                                          139
                                                                                      -------------
NET INVESTMENT INCOME (LOSS)                                                                  4,947
                                                                                      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                                    (2,582)
   Net Realized Gain (Loss) on Futures                                                          373
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities                                                                  11,143
      Futures                                                                                  (212)
                                                                                      -------------

NET GAIN (LOSS)                                                                               8,722
                                                                                      -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $      13,669
                                                                                      =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                     SIX MONTHS           YEAR
                                                                                       ENDED             ENDED
                                                                                      MAY 31,           NOV. 30,
                                                                                        2005              2004
                                                                                   --------------    --------------
                                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $        4,947    $        9,275
   Net Realized Gain (Loss) on Investment Securities Sold                                  (2,582)             (372)
   Net Realized Gain (Loss) on Futures                                                        373             1,279
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities                                                                11,143            45,364
      Futures                                                                                (212)              118
                                                                                   --------------    --------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                  13,669            55,664
                                                                                   --------------    --------------
Distributions From:
   Net Investment Income                                                                   (5,987)           (7,110)
                                                                                   --------------    --------------
          Total Distributions                                                              (5,987)           (7,110)
                                                                                   --------------    --------------
Capital Share Transactions (1):
   Shares Issued                                                                           90,710           126,003
   Shares Issued in Lieu of Cash Distributions                                              5,891             7,025
   Shares Redeemed                                                                        (23,379)          (46,252)
                                                                                   --------------    --------------
          Net Increase (Decrease) from Capital Share Transactions                          73,222            86,776
                                                                                   --------------    --------------
          Total Increase (Decrease)                                                        80,904           135,330
NET ASSETS
   Beginning of Period                                                                    534,285           398,955
                                                                                   --------------    --------------
   End of Period                                                                   $      615,189    $      534,285
                                                                                   ==============    ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                           9,782            14,335
    Shares Issued in Lieu of Cash Distributions                                               629               802
    Shares Redeemed                                                                        (2,513)           (5,239)
                                                                                   --------------    --------------
                                                                                            7,898             9,898
                                                                                   ==============    ==============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS          YEAR            YEAR            YEAR            YEAR            YEAR
                                         ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2005             2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
   Period                             $      9.23      $      8.32     $      7.36     $      8.94     $     10.31     $     10.87
                                      -----------      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.08             0.17            0.13            0.11            0.11            0.11
   Net Gains (Losses) on Securities
      (Realized and Unrealized)              0.14             0.88            0.95           (1.58)          (1.37)          (0.57)
                                      -----------      -----------     -----------     -----------     -----------     -----------
      Total from Investment
        Operations                           0.22             1.05            1.08           (1.47)          (1.26)          (0.46)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.10)           (0.14)          (0.12)          (0.11)          (0.11)          (0.10)
                                      -----------      -----------     -----------     -----------     -----------     -----------
      Total Distributions                   (0.10)           (0.14)          (0.12)          (0.11)          (0.11)          (0.10)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $      9.35      $      9.23     $      8.32     $      7.36     $      8.94     $     10.31
==================================================================================================================================
Total Return                                 2.40%#          12.66%          14.94%         (16.61)%        (12.31)%         (4.28)%
----------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period
   (thousands)                        $   615,189      $   534,285     $   398,955     $   305,408     $   219,629     $   174,078
Ratio of Expenses to Average
   Net Assets (1)                            0.10%*           0.10%           0.11%           0.10%           0.10%           0.10%
Ratio of Expenses to Average
   Net Assets (excluding waivers
   and assumption of expenses
   and/or recovery of previously
   waived fees) (1)                          0.14%*           0.15%           0.16%           0.17%           0.16%           0.17%
Ratio of Net Investment Income
   to Average Net Assets                     1.74%*           1.96%           1.69%           1.49%           1.22%           1.07%
Portfolio Turnover Rate of
   Master Fund Series                           3%#              2%              8%             11%              8%              8%

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                  U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Large Company Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 16% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $8,991.

     3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2005, the Portfolio's Administrative Fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

     Pursuant to a Fee Expense Waiver and Assumption Agreement for the U.S. Large Company Institutional Index Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) exceed 0.10% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.10% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, approximately $589,000 of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2008.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                   ORDINARY
                                  INCOME AND
                                  SHORT-TERM      LONG-TERM
                                 CAPITAL GAINS  CAPITAL GAINS    TOTAL
                                 -------------  -------------  ---------
     2004                         $    7,110           --      $   7,110
     2003                              5,127           --          5,127

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                  TOTAL NET
                                                DISTRIBUTABLE
                UNDISTRIBUTED      CAPITAL        EARNINGS
               NET INVESTMENT       LOSS        (ACCUMULATED
                   INCOME       CARRY FORWARDS     LOSSES)
               --------------   --------------  --------------
                  $  3,731       $  (81,270)     $  (77,539)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had a capital loss carryforward available to offset future realized gains through the indicated expiration dates (amounts in thousands):

                       EXPIRES ON NOVEMBER 30,
             -----------------------------------------
               2008       2009       2010       2011      TOTAL
             --------   --------   --------   --------   --------
             $    692   $ 51,761   $ 14,821   $ 13,996   $ 81,270

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                               NET
                                                           UNREALIZED
                 FEDERAL     UNREALIZED     UNREALIZED    APPRECIATION/
                TAX COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
               ----------   ------------   ------------  --------------
               $  516,940   $    114,693   $   (16,395)   $     98,298

E.  COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                    ACCUMULATED      UNREALIZED
                    ACCUMULATED     NET REALIZED    APPRECIATION
                        NET         GAIN (LOSS)    (DEPRECIATION)
                     INVESTMENT    OF INVESTMENT    OF INVESTMENT
         PAID-IN       INCOME     SECURITIES AND   SECURITIES AND   TOTAL NET
         CAPITAL       (LOSS)         FUTURES          FUTURES       ASSETS
        ---------   -----------   --------------   --------------   -----------
        $ 597,092     $ 2,660       $  (99,256)      $  114,693     $  615,189

F.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the discretionary line of credit during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2005.

G.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                    BEGINNING       ENDING                     EXPENSES
                                     ACCOUNT        ACCOUNT     ANNUALIZED       PAID
                                      VALUE          VALUE        EXPENSE       DURING
                                    12/01/04       05/31/05        RATIO        PERIOD*
                                   ----------     ----------    ----------     --------
Actual Fund Return                 $ 1,000.00     $ 1,024.40         0.05%     $   0.25
Hypothetical 5% Annual Return      $ 1,000.00     $ 1,024.75         0.05%     $   0.25

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                                                 19.5%
Information Technology                                                     15.5
Health Care                                                                13.4
Industrials                                                                11.5
Consumer Discretionary                                                     11.4
Consumer Staples                                                           10.4
Energy                                                                      8.3
Utilities                                                                   3.3
Telecommunication Services                                                  3.1
Materials                                                                   3.0
REITS                                                                       0.6
                                                                       --------
                                                                          100.0%
                                                                       ========

                          THE U.S. LARGE COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
COMMON STOCKS -- (92.4%)
Financials -- (18.1%)
  American Express Co.                                                           407,600   $    21,949,260               0.6%
  American International Group, Inc.                                             905,100        50,278,305               1.3%
  Bank of America Corp.                                                        1,408,600        65,246,352               1.7%
  Citigroup, Inc.                                                              1,815,800        85,542,338               2.2%
  Federal National Mortgage Association                                          336,400        19,928,336               0.5%
  JPMorgan Chase & Co.                                                         1,235,000        44,151,250               1.1%
  Merrill Lynch & Co., Inc.                                                      323,500        17,553,110               0.5%
  Morgan Stanley                                                                 386,600        18,927,936               0.5%
  U.S. Bancorp                                                                   644,100        18,891,453               0.5%
  Wachovia Corp.                                                                 550,900        27,958,175               0.7%
  Wells Fargo & Co.                                                              589,300        35,599,613               0.9%
  Other Securities                                                                             334,620,844               8.6%
                                                                                           ---------------   ---------------
Total Financials
  (Cost $518,161,659)                                                                          740,646,972              19.1%
                                                                                           ---------------   ---------------
Information Technology -- (14.3%)
* Cisco Sytems, Inc.                                                           2,246,300        43,533,294               1.1%
* Dell, Inc.                                                                     854,600        34,089,994               0.9%
  Hewlett-Packard Co.                                                          1,006,200        22,649,562               0.6%
  Intel Corp.                                                                  2,163,800        58,271,134               1.5%
  International Business Machines Corp.                                          567,300        42,859,515               1.1%
  Microsoft Corp.                                                              3,516,200        90,717,960               2.3%
* Oracle Corp.                                                                 1,561,500        20,018,430               0.5%
  Qualcomm, Inc.                                                                 571,900        21,308,994               0.6%
  Other Securities                                                                             253,735,876               6.5%
                                                                                           ---------------   ---------------
Total Information Technology
  (Cost $560,187,362)                                                                          587,184,759              15.1%
                                                                                           ---------------   ---------------
Health Care -- (12.4%)
  Abbott Laboratories                                                            541,700        26,131,608               0.7%
* Amgen, Inc.                                                                    435,400        27,247,332               0.7%
  Eli Lilly & Co.                                                                393,700        22,952,710               0.6%
  Johnson & Johnson                                                            1,033,300        69,334,430               1.8%
  Medtronic, Inc.                                                                420,300        22,591,125               0.6%
  Merck & Co., Inc.                                                              767,300        24,891,212               0.6%
  Pfizer, Inc.                                                                 2,592,500        72,330,750               1.9%
  UnitedHealth Group, Inc.                                                       445,800        21,656,964               0.6%
  Wyeth                                                                          464,300        20,136,691               0.5%
  Other Securities                                                                             202,418,413               5.1%
                                                                                           ---------------   ---------------
Total Health Care
  (Cost $377,818,748)                                                                          509,691,235              13.1%
                                                                                           ---------------   ---------------
Industrials -- (10.7%)
  3M Co.                                                                         268,400        20,572,860               0.5%
# Boeing Co.                                                                     289,300        18,486,270               0.5%
  General Electric Co.                                                         3,683,200       134,363,136               3.5%
  Tyco International, Ltd.                                                       699,600        20,239,428               0.5%
  United Parcel Service, Inc.                                                    389,000        28,649,850               0.7%
  United Technologies Corp.                                                      178,000        18,992,600               0.5%
  Other Securities                                                                             195,480,723               5.1%
                                                                                           ---------------   ---------------
Total Industrials
  (Cost $311,260,626)                                                                          436,784,867              11.3%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------

Consumer Discretionary -- (10.5%)
* Comcast Corp. Class A                                                          768,700   $    24,752,140               0.6%
  Disney (Walt) Co.                                                              711,400        19,520,816               0.5%
  Home Depot, Inc.                                                               763,000        30,024,050               0.8%
* Time Warner, Inc.                                                            1,597,100        27,789,540               0.7%
  Viacom, Inc. Class B                                                           592,500        20,316,825               0.5%
  Other Securities                                                                             308,007,270               8.0%
                                                                                           ---------------   ---------------
Total Consumer Discretionary
  (Cost $353,509,371)                                                                          430,410,641              11.1%
                                                                                           ---------------   ---------------
Consumer Staples -- (9.6%)
# Altria Group, Inc.                                                             718,900        48,266,946               1.2%
  Coca-Cola Co.                                                                  787,200        35,132,736               0.9%
  Gillette Co.                                                                   344,500        18,168,930               0.5%
  PepsiCo, Inc.                                                                  583,200        32,834,160               0.9%
  Procter & Gamble Co.                                                           876,500        48,338,975               1.3%
  Wal-Mart Stores, Inc.                                                        1,177,200        55,599,156               1.4%
  Other Securities                                                                             154,242,881               3.9%
                                                                                           ---------------   ---------------
Total Consumer Staples
  (Cost $263,498,630)                                                                          392,583,784              10.1%
                                                                                           ---------------   ---------------
Energy -- (7.7%)
  ChevronTexaco Corp.                                                            731,200        39,323,936               1.0%
  ConocoPhillips                                                                 241,700        26,064,928               0.7%
  Exxon Mobil Corp.                                                            2,218,900       124,702,180               3.2%
  Other Securities                                                                             125,745,936               3.3%
                                                                                           ---------------   ---------------
Total Energy
  (Cost $190,448,944)                                                                          315,836,980               8.2%
                                                                                           ---------------   ---------------
Utilities -- (3.0%)
Total Utilities
  (Cost $94,737,953)                                                                           123,979,797               3.2%
                                                                                           ---------------   ---------------
Telecommunication Services -- (2.9%)
  SBC Communications, Inc.                                                     1,147,900        26,837,902               0.7%
  Verizon Communications, Inc.                                                   962,600        34,056,788               0.9%
  Other Securities                                                                              58,244,390               1.5%
                                                                                           ---------------   ---------------
Total Telecommunication Services
  (Cost $138,008,205)                                                                          119,139,080               3.1%
                                                                                           ---------------   ---------------
Materials -- (2.7%)
Total Materials
  (Cost $84,499,322)                                                                           112,374,588               2.9%
                                                                                           ---------------   ---------------
Real Estate Investment Trusts -- (0.5%)
Total Real Estate Investment Trusts
  (Cost $18,025,834)                                                                            22,006,390               0.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $2,910,156,654)                                                                      3,790,639,093              97.8%
                                                                                           ---------------   ---------------

                                                                             FACE                              PERCENTAGE
                                                                            AMOUNT                  VALUE+   OF NET ASSETS**
                                                                            ------                  ------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (7.6%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
    (Collateralized by $512,215,000 U.S. STRIPS, rates ranging from
    7.50% to 11.75%, maturities ranging from 11/15/14 to 11/15/24, valued at $239,637,495) to be repurchased at $234,956,078
    (Cost $234,937,022)                                                  $       234,937   $   234,937,022               6.0%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $77,493,000 FHLMC Notes 4.00%, 09/22/09, valued
    at $77,589,866) to be repurchased at $76,449,137 (Cost $76,443,000)           76,443        76,443,000               2.0%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $311,380,022)                                                                          311,380,022               8.0%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,221,536,676)                                                                    $ 4,102,019,115             105.8%
                                                                                           ===============   ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $227,963 of securities on loan)                       $   4,102,019
Cash                                                                                          3,232
Receivables:
   Dividends and Interest                                                                     6,559
   Fund Shares Sold                                                                           2,597
   Securities Lending Income                                                                     39
Prepaid Expenses and Other Assets                                                                24
                                                                                      -------------
      Total Assets                                                                        4,114,470
                                                                                      -------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                         234,937
   Fund Shares Redeemed                                                                         693
   Due to Advisor                                                                                79
Payable for Futures Margin Variation                                                            435
Accrued Expenses and Other Liabilities                                                          202
                                                                                      -------------
      Total Liabilities                                                                     236,346
                                                                                      -------------
NET ASSETS                                                                            $   3,878,124
                                                                                      =============
Investments at Cost                                                                   $   3,221,537
                                                                                      =============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                          $      32,510
   Interest                                                                                   1,014
   Income from Securities Lending                                                                94
                                                                                      -------------
          Total Investment Income                                                            33,618
                                                                                      -------------
EXPENSES
   Investment Advisory Services                                                                 459
   Accounting & Transfer Agent Fees                                                             275
   Custodian Fees                                                                                68
   Legal Fees                                                                                    13
   Audit Fees                                                                                    19
   S&P 500 Fees                                                                                  40
   Shareholders' Reports                                                                         21
   Trustees' Fees and Expenses                                                                   16
   Other                                                                                         31
                                                                                      -------------
          Total Expenses                                                                        942
                                                                                      -------------
   NET INVESTMENT INCOME (LOSS)                                                              32,676
                                                                                      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                                   (16,162)
   Net Realized Gain (Loss) on Futures                                                        3,238
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities                                                                  69,706
      Futures                                                                                (1,348)
                                                                                      -------------
   NET GAIN (LOSS)                                                                           55,434
                                                                                      -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $      88,110
                                                                                      =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                     SIX MONTHS           YEAR
                                                                                       ENDED             ENDED
                                                                                      MAY 31,           NOV. 30,
                                                                                        2005              2004
                                                                                   --------------    --------------
                                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $       32,676    $       65,462
   Net Realized Gain (Loss) on Investment Securities Sold                                 (16,162)           (2,763)
   Net Realized Gain (Loss) on Futures                                                      3,238             9,374
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities                                                                69,706           317,965
      Futures                                                                              (1,348)              714
                                                                                   --------------    --------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                  88,110           390,752
                                                                                   --------------    --------------
Transactions in Interest:
   Contributions                                                                          465,880           571,038
   Withdrawals                                                                           (169,785)         (468,868)
                                                                                   --------------    --------------
          Net Increase from Transactions in Interest                                      296,095           102,170
                                                                                   --------------    --------------
          Total Increase (Decrease)                                                       384,205           492,922

NET ASSETS
   Beginning of Period                                                                  3,493,919         3,000,997
                                                                                   --------------    --------------
   End of Period                                                                   $    3,878,124    $    3,493,919
                                                                                   ==============    ==============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS          YEAR            YEAR            YEAR            YEAR            YEAR
                                         ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2005             2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of Period          N/A              N/A             N/A             N/A             N/A             N/A
                                      -----------      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                --               --              --              --              --              --
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                --               --              --              --              --              --
                                      -----------      -----------     -----------     -----------     -----------     -----------
      Total from Investment
        Operations                             --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       --               --              --              --              --              --
   Net Realized Gains                          --               --              --              --              --              --
                                      -----------      -----------     -----------     -----------     -----------     -----------
      Total Distributions                      --               --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                N/A              N/A             N/A             N/A             N/A             N/A
==================================================================================================================================
Total Return                                 2.44%#          12.77%          15.05%         (16.59)%        (12.30)%         (4.25)%
----------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period
   (thousands)                        $ 3,878,124      $ 3,493,919     $ 3,000,997     $ 2,623,557     $ 2,831,650     $ 3,138,812
Ratio of Expenses to Average
   Net Assets                                0.05%*           0.05%           0.05%           0.05%           0.05%           0.06%
Ratio of Net Investment Income to
   Average Net Assets                        1.78%*           1.99%           1.75%           1.53%           1.26%           1.12%
Portfolio Turnover Rate                         3%#              2%              8%             11%              8%              8%

*    Annualized
#    Non-annualized
N/A Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Company Series (the "Series") is presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods determined by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Trustees' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $58,041.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

           Purchases                                                  $ 423,290
           Sales                                                         99,310

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

E.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its partners.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                              NET
                                                          UNREALIZED
               FEDERAL      UNREALIZED     UNREALIZED    APPRECIATION/
              TAX COST     APPRECIATION   DEPRECIATION  (DEPRECIATION)
            -----------    ------------   ------------  --------------
            $ 3,395,166    $  1,107,748   $  (400,895)   $     706,853

F.  FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FUTURES CONTRACTS: During the six months ended May 31, 2005, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At May 31, 2005, the Series had outstanding 260 long futures contracts on the S&P 500 Index, all of which expire on June 17, 2005. The value of such contracts on May 31, 2005 was $77,499,500, which resulted in an unrealized gain of $1,607,600. Approximately $4,160,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Series during the six months ended May 31, 2005.

     The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each series is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2005.

H.  SECURITIES LENDING:

     As of May 31, 2005, the Series had securities on loan to broker/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     The cash collateral received by the Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Series paid fees for securities lending for the period ended May 31, 2005, which have been netted against the Income from Securities Lending on the Statements of Operations. For the six months ended May 31, 2005 the fees were approximately $23,000.

I.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                 BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

     Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreement.

     At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

     When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of the Fund, the Board analyzed the Lipper reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY


                               SEMI-ANNUAL REPORT


                         SIX MONTHS ENDED MAY 31, 2005
                                  (UNAUDITED)

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Disclosure of Fund Expenses                                                    1

Disclosure of Portfolio Holdings                                               4

Schedules of Investments/Summary Schedules of Portfolio Holdings
      U.S. Large Company Portfolio                                             8
      Enhanced U.S. Large Company Portfolio                                    8
      U.S. Large Cap Value Portfolio                                           8
      U.S. Small XM Value Portfolio                                            8
      U.S. Small Cap Value Portfolio                                           9
      U.S. Small Cap Portfolio                                                 9
      U.S. Micro Cap Portfolio                                                 9
      DFA Real Estate Securities Portfolio                                    10
      Large Cap International Portfolio                                       12
      International Small Company Portfolio                                   18
      Japanese Small Company Portfolio                                        18
      Pacific Rim Small Company Portfolio                                     18
      United Kingdom Small Company Portfolio                                  19
      Continental Small Company Portfolio                                     19
      DFA International Small Cap Value Portfolio                             20
      Emerging Markets Portfolio                                              26
      Emerging Markets Small Cap Portfolio                                    26
      Emerging Markets Core Equity Portfolio                                  27
      DFA One-Year Fixed Income Portfolio                                     31
      DFA Two-Year Global Fixed Income Portfolio                              31
      DFA Five-Year Government Portfolio                                      32
      DFA Five-Year Global Fixed Income Portfolio                             33
      DFA Intermediate Government Fixed Income Portfolio                      35
      DFA Short-Term Municipal Bond Portfolio                                 36

Statements of Assets and Liabilities                                          42

Statements of Operations                                                      45

Statements of Changes in Net Assets                                           51

Financial Highlights                                                          57

Notes to Financial Statements                                                 69

Voting Proxies on Fund Portfolio Securities                                  177

Board Approval of Investment Advisory Agreements                             178

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Disclosure of Fund Expenses                                                   83

Disclosure of Portfolio Holdings                                              84

Statement of Assets and Liabilities                                           85

Statement of Operations                                                       86

Statements of Changes in Net Assets                                           87

Financial Highlights                                                          88

Notes to Financial Statements                                                 89

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Disclosure of Fund Expenses                                                   92

Disclosure of Portfolio Holdings                                              94

Schedules of Investments/Summary Schedules of Portfolio Holdings
      The U.S. Large Company Series                                           99
      The Enhanced U.S. Large Company Series                                 102
      The U.S. Large Cap Value Series                                        104
      The U.S. Small XM Value Series                                         107
      The U.S. Small Cap Value Series                                        110
      The U.S. Small Cap Series                                              113
      The U.S. Micro Cap Series                                              116
      The DFA International Value Series                                     119
      The Japanese Small Company Series                                      124
      The Pacific Rim Small Company Series                                   127
      The United Kingdom Small Company Series                                130
      The Continental Small Company Series                                   133
      The Emerging Markets Series                                            138
      The Emerging Markets Small Cap Series                                  142
      The DFA One-Year Fixed Income Series                                   146
      The DFA Two-Year Global Fixed Income Series                            148

Statements of Assets and Liabilities                                         150

Statements of Operations                                                     152

Statements of Changes in Net Assets                                          156

Financial Highlights                                                         160

Notes to Financial Statements                                                168

Voting Proxies on Fund Portfolio Securities                                  177

Board Approval of Investment Advisory Agreements                             178

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                                BEGINNING       ENDING                     EXPENSES
                                                                 ACCOUNT       ACCOUNT     ANNUALIZED        PAID
                                                                  VALUE         VALUE        EXPENSE        DURING
                                                                 12/01/04      05/31/05       RATIO         PERIOD*
                                                               -----------   -----------   -----------    -----------
U. S. LARGE COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,023.90          0.15%   $      0.76
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,024.25          0.15%   $      0.76

ENHANCED U.S. LARGE COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,019.80          0.35%   $      1.76
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.25          0.35%   $      1.77

U.S. LARGE CAP VALUE PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,049.10          0.30%   $      1.53
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.50          0.30%   $      1.51

                                                                BEGINNING       ENDING                     EXPENSES
                                                                 ACCOUNT       ACCOUNT     ANNUALIZED        PAID
                                                                  VALUE         VALUE        EXPENSE        DURING
                                                                 12/01/04      05/31/05       RATIO         PERIOD*
                                                               -----------   -----------   -----------    -----------
U.S. SMALL XM VALUE PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,010.50          0.48%   $      2.41
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,022.61          0.48%   $      2.42

U.S. SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                             $  1,000.00   $    995.00          0.55%   $      2.74
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,022.26          0.55%   $      2.77

U.S. SMALL CAP PORTFOLIO
Actual Fund Return                                             $  1,000.00   $    984.30          0.40%   $      1.98
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.01          0.40%   $      2.02

U.S. MICRO CAP PORTFOLIO
Actual Fund Return                                             $  1,000.00   $    973.00          0.55%   $      2.71
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,022.26          0.55%   $      2.77

DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,066.60          0.37%   $      1.91
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.16          0.37%   $      1.87

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,013.70          0.38%   $      1.91
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.11          0.38%   $      1.92

INTERNATIONAL SMALL COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,055.20          0.65%   $      3.33
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.76          0.65%   $      3.28

JAPANESE SMALL COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,085.40          0.69%   $      3.59
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.56          0.69%   $      3.48

PACIFIC RIM SMALL COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $    980.30          0.75%   $      3.70
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.26          0.75%   $      3.78

UNITED KINGDOM SMALL COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,023.80          0.70%   $      3.53
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.51          0.70%   $      3.53

CONTINENTAL SMALL COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,075.20          0.71%   $      3.67
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.46          0.71%   $      3.58

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,083.30          0.75%   $      3.90
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.26          0.75%   $      3.78

                                                                BEGINNING       ENDING                     EXPENSES
                                                                 ACCOUNT       ACCOUNT     ANNUALIZED        PAID
                                                                  VALUE         VALUE        EXPENSE        DURING
                                                                 12/01/04      05/31/05       RATIO         PERIOD*
                                                               -----------   -----------   -----------    -----------
EMERGING MARKETS PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,078.30          0.69%   $      3.58
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.56          0.69%   $      3.48

EMERGING MARKETS SMALL CAP PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,051.30          0.97%   $      4.96
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,020.16          0.97%   $      4.89

EMERGING MARKETS CORE EQUITY PORTFOLIO**
Actual Fund Return                                             $  1,000.00   $    972.00          1.38%   $      6.78
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,018.12          1.38%   $      6.94

DFA ONE-YEAR FIXED INCOME PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,011.20          0.20%   $      1.00
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,024.00          0.20%   $      1.01

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,009.00          0.21%   $      1.05
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.95          0.21%   $      1.06

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,014.60          0.26%   $      1.31
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.70          0.26%   $      1.31

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,021.30          0.33%   $      1.66
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.35          0.33%   $      1.66

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,030.90          0.16%   $      0.81
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,024.20          0.16%   $      0.81

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,004.80          0.30%   $      1.50
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.50          0.30%   $      1.51

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

** Portfolio commenced operations April 5, 2005. Ending account value derived from fund's actual return since inception.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

U.S. LARGE COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

ENHANCED U.S. LARGE COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

U.S. LARGE CAP VALUE PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

U.S. SMALL XM VALUE PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

U.S. SMALL CAP VALUE PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

U.S. SMALL CAP PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

U.S. MICRO CAP PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA REAL ESTATE SECURITIES PORTFOLIO
REITS                                                                      100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

LARGE CAP INTERNATIONAL PORTFOLIO
Financials                                                                  24.7%
Consumer Discretionary                                                      12.8
Industrials                                                                 10.5
Consumer Staples                                                             9.1
Telecommunication Services                                                   8.8
Health Care                                                                  8.2
Energy                                                                       7.7
Materials                                                                    6.6
Information Technology                                                       5.6
Utilities                                                                    5.3
Other                                                                        0.5
REITS                                                                        0.2
                                                                           -----
                                                                           100.0%
                                                                           =====

INTERNATIONAL SMALL COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

JAPANESE SMALL COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

PACIFIC RIM SMALL COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

UNITED KINGDOM SMALL COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

CONTINENTAL SMALL COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Industrials                                                                 26.7%
Financials                                                                  21.0
Consumer Discretionary                                                      19.5
Materials                                                                   12.4
Information Technology                                                       6.5
Consumer Staples                                                             6.4
Energy                                                                       3.1
Health Care                                                                  1.9
REITS                                                                        1.0
Telecommunication Services                                                   0.6
Utilities                                                                    0.5
Other                                                                        0.4
                                                                           -----
                                                                           100.0%
                                                                           =====

EMERGING MARKETS PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

EMERGING MARKETS SMALL CAP PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

EMERGING MARKETS CORE EQUITY PORTFOLIO
Financials                                                                  21.2%
Materials                                                                   14.7
Information Technology                                                      11.5
Industrials                                                                 10.7
Telecommunication Services                                                  10.1
Consumer Discretionary                                                      10.0
Consumer Staples                                                             9.9
Health Care                                                                  3.9
Utilities                                                                    3.4
Energy                                                                       3.1
Other                                                                        1.5
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA ONE-YEAR FIXED INCOME PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
Government                                                                 100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Foreign Government                                                          42.3%
Foreign Corporate                                                           19.0
Corporate                                                                   15.6
Supranational                                                               11.7
Government                                                                  11.4
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Government                                                                 100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Muni Insured                                                                44.6%
Muni Revenue                                                                19.8
Muni G.O. State                                                             19.6
Muni G.O. Local                                                             16.0
                                                                           -----
                                                                           100.0%
                                                                           =====

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                    MAY 31, 2005 U.S. LARGE COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                    VALUE+
                                                                                              -----------------
Investment in The U.S. Large Company Series of
   The DFA Investment Trust Company                                                           $   1,743,767,165
                                                                                              -----------------
      Total Investments (100%) (Cost $1,446,523,781)                                          $   1,743,767,165
                                                                                              =================

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The Enhanced U.S. Large Company Series of
   The DFA Investment Trust Company                                              30,387,939   $     270,756,536
                                                                                              -----------------
      Total Investments (100%) (Cost $242,173,557)                                            $     270,756,536
                                                                                              =================

                         U.S. LARGE CAP VALUE PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company                                             166,549,740   $   3,219,406,474
                                                                                              -----------------
      Total Investments (100%) (Cost $2,447,819,240)                                          $   3,219,406,474
                                                                                              =================

                          U.S. SMALL XM VALUE PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The U.S. Small XM Value Series of
   The DFA Investment Trust Company                                              13,465,816   $     152,837,012
                                                                                              -----------------
      Total Investments (100%) (Cost $129,745,938)                                            $     152,837,012
                                                                                              =================

----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                         U.S. SMALL CAP VALUE PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The U.S. Small Cap Value Series of
   The DFA Investment Trust Company                                             283,628,758   $   6,072,491,709
                                                                                              -----------------
      Total Investments (100%) (Cost $4,489,021,946)                                          $   6,072,491,709
                                                                                              =================

                            U.S. SMALL CAP PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The U.S. Small Cap Series of
   The DFA Investment Trust Company                                             151,215,772   $   2,274,285,211
                                                                                              -----------------
      Total Investments (100%) (Cost $1,928,588,449)                                          $   2,274,285,211
                                                                                              =================

                            U.S. MICRO CAP PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The U.S. Micro Cap Series of
   The DFA Investment Trust Company                                             313,499,630   $   3,335,636,063
                                                                                              -----------------
      Total Investments (100%) (Cost $2,456,162,651)                                          $   3,335,636,063
                                                                                              =================

----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
COMMON STOCKS -- (95.5%)
Real Estate Investment Trusts -- (95.5%)
  AMB Property Corp.                                                             515,200   $    20,767,712               1.3%
  Apartment Investment & Management Co. Class A                                  588,100        21,818,510               1.4%
  Archstone-Smith Trust                                                        1,238,655        45,607,277               3.0%
  Arden Realty Group, Inc.                                                       411,200        14,104,160               0.9%
# AvalonBay Communities, Inc.                                                    451,900        33,833,753               2.2%
# Boston Properties, Inc.                                                        674,400        45,043,176               2.9%
  Brandywine Realty Trust                                                        344,900         9,712,384               0.6%
  BRE Properties, Inc. Class A                                                   314,800        12,132,392               0.8%
  Camden Property Trust                                                          321,600        16,597,776               1.1%
# Capital Automotive                                                             285,403        10,211,719               0.7%
  CarrAmerica Realty Corp.                                                       334,900        11,577,493               0.7%
  CBL & Associates Properties, Inc.                                              191,500        15,601,505               1.0%
  CenterPoint Properties Trust                                                   301,800        12,615,240               0.8%
  Colonial Properties Trust                                                      246,156        10,043,165               0.6%
  Crescent Real Estate Equities, Inc.                                            698,200        12,839,898               0.8%
  Developers Diversified Realty Corp.                                            672,299        30,656,834               2.0%
  Duke Realty Corp.                                                              889,200        27,449,604               1.8%
  Equity Office Properties Trust                                               2,521,063        81,909,337               5.3%
  Equity One, Inc.                                                               457,476         9,785,412               0.6%
  Equity Residential                                                           1,777,000        63,794,300               4.1%
  Essex Property Trust, Inc.                                                     142,800        11,424,000               0.7%
  Federal Realty Investment Trust                                                325,200        17,951,040               1.2%
# First Industrial Realty Trust, Inc.                                            266,300        10,332,440               0.7%
# General Growth Properties                                                    1,462,200        56,923,446               3.7%
  Global Signal, Inc.                                                            323,300        11,260,539               0.7%
  Hospitality Properties Trust                                                   410,100        18,011,592               1.2%
  Host Marriott Corp.                                                          2,185,400        36,605,450               2.4%
  HRPT Properties Trust                                                        1,218,400        14,413,672               0.9%
  Kimco Realty Corp.                                                             684,550        39,539,608               2.6%
  Liberty Property Trust                                                         530,600        21,908,474               1.4%
  Macerich Co.                                                                   364,200        22,955,526               1.5%
  Mack-Cali Realty Corp.                                                         381,700        16,829,153               1.1%
  Mills Corp.                                                                    335,400        19,278,792               1.2%
  New Plan Excel Realty Trust                                                    628,400        16,929,096               1.1%
  Pan Pacific Retail Properties, Inc.                                            247,831        15,824,009               1.0%
  Pennsylvania Real Estate Investment Trust                                      242,981        10,691,164               0.7%
  Prentiss Properties Trust                                                      275,800         9,515,100               0.6%
# ProLogis                                                                     1,145,700        46,790,388               3.0%
  Public Storage, Inc.                                                           803,400        48,308,442               3.1%
  Realty Income Corp.                                                            490,400        12,073,648               0.8%
  Reckson Associates Realty Corp.                                                497,901        15,728,693               1.0%
  Regency Centers Corp.                                                          384,700        21,485,495               1.4%
  Shurgard Storage Centers, Inc. Class A                                         284,600        12,422,790               0.8%
  Simon Property Group, Inc.                                                   1,353,997        93,046,674               6.0%
  SL Green Realty Corp.                                                          253,900        15,729,105               1.0%
  Taubman Centers, Inc.                                                          307,400         9,756,876               0.6%
  Trizec Properties, Inc.                                                        953,700        18,606,687               1.2%
  United Dominion Realty Trust, Inc.                                             833,900        19,221,395               1.2%
  Vornado Realty Trust                                                           775,400        61,023,980               4.0%
  Weingarten Realty Investors                                                    543,500        20,658,435               1.3%
  Other Securities                                                                             279,686,830              18.5%
                                                                                           ---------------   ---------------
Total Real Estate Investment Trusts
  (Cost $1,096,101,372)                                                                      1,531,034,186              99.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $1,096,101,372)                                                                      1,531,034,186              99.2%
                                                                                           ---------------   ---------------

                                                                              FACE                             PERCENTAGE
                                                                             AMOUNT                 VALUE+   OF NET ASSETS**
                                                                             ------                 ------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (4.5%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
    (Collateralized by $128,705,000 U.S. STRIPS 6.125%, 11/15/27,
    valued at $46,244,994) to be repurchased at $45,340,256
    (Cost $45,336,579)                                                   $        45,337   $    45,336,579               2.9%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $26,333,000 FHLMC Notes 4.00%, 09/22/09,
     valued at $26,365,916) to be repurchased at $25,978,085
    (Cost $25,976,000)                                                            25,976        25,976,000               1.7%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $71,312,579)                                                                            71,312,579               4.6%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,167,413,951)                                                                    $ 1,602,346,765             103.8%
                                                                                           ===============   ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
UNITED KINGDOM -- (21.3%)
COMMON STOCKS -- (21.3%)
   Anglo America P.L.C.                                                          147,129   $     3,505,501               0.4%
   Barclays P.L.C.                                                               630,263         5,972,908               0.6%
   BP Amoco P.L.C.                                                             2,029,664        20,356,813               2.1%
   British American Tobacco P.L.C.                                               273,139         5,184,939               0.6%
   Diageo P.L.C.                                                                 282,174         4,058,389               0.4%
   Glaxosmithkline P.L.C.                                                        556,137        13,764,313               1.5%
   HBOS P.L.C.                                                                   381,407         5,547,718               0.6%
   HSBC Holdings P.L.C.                                                        1,080,317        17,084,223               1.8%
   Lloyds TSB Group P.L.C.                                                       557,469         4,592,496               0.5%
   Royal Bank of Scotland Group P.L.C.                                           303,894         8,917,233               0.9%
   Shell Transport & Trading Co., P.L.C.                                         885,490         7,692,869               0.8%
   Tesco P.L.C.                                                                  736,698         4,194,107               0.5%
   Vodafone Group P.L.C.                                                       6,136,607        15,449,029               1.6%
   Zeneca Group P.L.C.                                                           155,158         6,574,255               0.7%
   Other Securities                                                                            113,018,283              11.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $197,422,630)                                                                         235,913,076              24.8%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $141,510)                                                                               138,318               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $197,564,140)                                                                         236,051,394              24.8%
                                                                                           ---------------   ---------------
JAPAN -- (19.2%)
COMMON STOCKS -- (19.2%)
   Canon, Inc.                                                                    71,000         3,839,342               0.4%
   Mitsubishi Tokyo Financial Group, Inc.                                            501         4,148,035               0.5%
   Mizuho Holdings, Inc.                                                             983         4,624,289               0.5%
   Nippon Telegraph & Telephone Corp.                                              2,177         8,882,061               0.9%
   Nissan Motor Co., Ltd.                                                        437,600         4,288,631               0.5%
   NTT Docomo, Inc.                                                                6,017         9,024,644               1.0%
   Takeda Chemical Industries, Ltd.                                               74,900         3,597,236               0.4%
   Toyota Motor Credit Corp.                                                     248,400         8,829,632               0.9%
   Other Securities                                                                            165,881,977              17.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $222,416,289)                                                                         213,115,847              22.4%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $82,940)                                                                                 82,312               0.0%
                                                                                           ---------------   ---------------
TOTAL -- JAPAN
   (Cost $222,499,229)                                                                         213,198,159              22.4%
                                                                                           ---------------   ---------------
FRANCE -- (8.2%)
COMMON STOCKS -- (8.2%)
 # BNP Paribas SA                                                                 72,070         4,844,918               0.5%
#* France Telecom SA                                                             231,887         6,593,043               0.7%
 # L'Oreal                                                                        64,016         4,635,405               0.5%
 # Sanofi Synthelabo                                                              99,510         8,954,779               0.9%

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
 # Total SA                                                                       49,434   $    10,993,233               1.2%
   Other Securities                                                                             55,252,615               5.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $78,314,817)                                                                           91,273,993               9.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $4,469)                                                                                   1,083               0.0%
                                                                                           ---------------   ---------------
TOTAL -- FRANCE
   (Cost $78,319,286)                                                                           91,275,076               9.6%
                                                                                           ---------------   ---------------
GERMANY -- (5.9%)
COMMON STOCKS -- (5.9%)
 # Deutsche Bank AG                                                               45,186         3,515,426               0.4%
   Deutsche Telekom AG                                                           354,516         6,588,307               0.7%
   E.ON AG                                                                        56,479         4,903,165               0.5%
   SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)                 25,996         4,287,803               0.5%
   Siemens AG                                                                     71,302         5,218,898               0.6%
   Other Securities                                                                             41,174,944               4.2%
                                                                                           ---------------   ---------------
TOTAL -- GERMANY
   (Cost $64,930,249)                                                                           65,688,543               6.9%
                                                                                           ---------------   ---------------
SWITZERLAND -- (5.9%)
COMMON STOCKS -- (5.9%)
   Credit Swisse Group                                                            96,225         3,849,392               0.4%
   Nestle SA, Cham und Vevey                                                      35,676         9,390,043               1.0%
   Novartis AG                                                                   236,286        11,534,671               1.2%
   Roche Holding AG Bearer                                                        26,618         3,852,257               0.4%
   Roche Holding AG Genusschein                                                   59,538         7,499,453               0.8%
   Swisscom AG                                                                    10,343         3,461,537               0.4%
   UBS AG                                                                         95,271         7,357,923               0.8%
   Other Securities                                                                             18,608,045               1.9%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $51,368,768)                                                                           65,553,321               6.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $15,636)                                                                                 15,302               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SWITZERLAND
   (Cost $51,384,404)                                                                           65,568,623               6.9%
                                                                                           ---------------   ---------------
AUSTRALIA -- (4.4%)
COMMON STOCKS -- (4.4%)
   BHP Billiton, Ltd.                                                            326,085         4,088,585               0.4%
   Telstra Corp., Ltd.                                                         1,076,734         4,079,625               0.4%
   Other Securities                                                                             40,195,536               4.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $33,118,345)                                                                           48,363,746               5.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $197,620)                                                                               197,429               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRALIA
   (Cost $33,315,965)                                                                           48,561,175               5.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
NETHERLANDS -- (4.0%)
COMMON STOCKS -- (4.0%)
   ABN AMRO Holding NV                                                           160,214   $     3,720,734               0.4%
   ING Groep NV                                                                  219,463         6,072,380               0.6%
   Royal Dutch Petroleum Co., Den Haag                                           190,405        11,119,403               1.2%
   Other Securities                                                                             24,016,213               2.5%
                                                                                           ---------------   ---------------
TOTAL -- NETHERLANDS
   (Cost $43,261,593)                                                                           44,928,730               4.7%
                                                                                           ---------------   ---------------
ITALY -- (3.2%)
COMMON STOCKS -- (3.2%)
 # Eni SpA                                                                       237,013         6,069,975               0.7%
 # Ente Nazionale per L'Energia Elettrica SpA                                    461,796         4,153,898               0.4%
   Other Securities                                                                             25,162,984               2.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $29,690,692)                                                                           35,386,857               3.7%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
   Other Securities
     (Cost $43,047)                                                                                 16,168               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                         392               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ITALY
   (Cost $29,733,739)                                                                           35,403,417               3.7%
                                                                                           ---------------   ---------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 # Banco Santander Central Hispanoamerica SA                                     504,762         5,766,128               0.6%
   Telefonica de Espana SA                                                       350,218         5,871,750               0.6%
   Other Securities                                                                             23,371,951               2.5%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $25,422,245)                                                                           35,009,829               3.7%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                       7,047               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SPAIN
   (Cost $25,422,245)                                                                           35,016,876               3.7%
                                                                                           ---------------   ---------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (2.0%)
   Telefon AB L.M. Ericsson Series B                                           1,251,800         3,936,917               0.4%
   Other Securities                                                                             18,755,133               2.0%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $18,457,469)                                                                           22,692,050               2.4%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $59,725)                                                                                 58,904               0.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                             $        11,276               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SWEDEN
   (Cost $18,517,194)                                                                           22,762,230               2.4%
                                                                                           ---------------   ---------------
HONG KONG -- (1.6%)
COMMON STOCKS -- (1.6%)
   Other Securities
     (Cost $16,727,871)                                                                         18,011,748               1.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $32,171)                                                                                 32,169               0.0%
                                                                                           ---------------   ---------------
TOTAL -- HONG KONG
   (Cost $16,760,042)                                                                           18,043,917               1.9%
                                                                                           ---------------   ---------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
   Nokia Oyj                                                                     372,121         6,258,856               0.7%
   Other Securities                                                                              7,892,659               0.8%
                                                                                           ---------------   ---------------
TOTAL -- FINLAND
   (Cost $11,284,993)                                                                           14,151,515               1.5%
                                                                                           ---------------   ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   Other Securities                                                                             10,595,920               1.1%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
   (Cost $7,841,615)                                                                            10,595,920               1.1%
                                                                                           ---------------   ---------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
   Other Securities
     (Cost $5,769,360)                                                                           8,148,479               0.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $85,319)                                                                                 83,181               0.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
   (Cost $5,854,679)                                                                             8,231,660               0.9%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   Other Securities
     (Cost $7,769,250)                                                                           7,762,053               0.8%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $25,612)                                                                                 25,559               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
   (Cost $7,794,862)                                                                             7,787,612               0.8%
                                                                                           ---------------   ---------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
   Other Securities                                                                              7,567,322               0.8%
                                                                                           ---------------   ---------------
TOTAL -- IRELAND
   (Cost $6,069,613)                                                                             7,567,322               0.8%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
   Other Securities
     (Cost $3,977,030)                                                                     $     5,943,437               0.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $537)                                                                                       527               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
   (Cost $3,977,567)                                                                             5,943,964               0.6%
                                                                                           ---------------   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
   Other Securities                                                                              4,541,274               0.5%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
   (Cost $3,415,686)                                                                             4,541,274               0.5%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
   Other Securities                                                                              3,044,717               0.3%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
   (Cost $1,761,203)                                                                             3,044,717               0.3%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Other Securities
     (Cost $2,888,823)                                                                           2,909,318               0.3%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                       2,524               0.0%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
   (Cost $2,888,823)                                                                             2,911,842               0.3%
                                                                                           ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 * Euro Currency                                                                                 2,288,023               0.2%
                                                                                           ---------------   ---------------
TOTAL -- EMU
   (Cost $2,342,556)                                                                             2,288,023               0.2%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Other Securities
     (Cost $1,177,729)                                                                           1,842,812               0.2%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $2,904)                                                                                   2,858               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
   (Cost $1,180,633)                                                                             1,845,670               0.2%
                                                                                           ---------------   ---------------

                                                                              FACE                             PERCENTAGE
                                                                             AMOUNT                 VALUE+   OF NET ASSETS**
                                                                             ------        ---------------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (14.8%)
 ^ Repurchase Agreement, Deutsche Bank Securities & Morgan Stanley
     2.96%, 06/01/05 (Collateralized by $320,972,265 U.S. TIPS
     1.875%, 07/15/13 & U.S. STRIPS, maturities ranging from
     05/15/20 to 11/15/21, valued at $164,624,642) to
     be repurchased at $161,409,041 (Cost $161,395,770)                  $       161,396   $   161,395,770              16.9%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $2,766,000 FNMA Notes 2.95%, 11/14/07, valued
     at $2,762,543) to be repurchased at $2,721,218 (Cost $2,721,000)              2,721         2,721,000               0.3%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $164,116,770)                                                                         164,116,770              17.2%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,000,237,086)                                                                   $ 1,109,524,429             116.5%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS
                                  MAY 31, 2005

                      INTERNATIONAL SMALL COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                VALUE+
                                                                                                ------
Investment Companies (99.8%):

Investment in The Continental Small Company Series of
   The DFA Investment Trust Company (35.2%)
      (Cost $470,941,624)                                                                  $   718,491,876
Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company (30.8%)
      (Cost $519,448,899)                                                                      632,216,610
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company (19.9%)
      (Cost $322,628,356)                                                                      405,917,480
Investment in The Pacific Rim Small Company Series of
   The DFA Investment Trust Company (13.9%)
      (Cost $252,476,994)                                                                      283,730,701
                                                                                           ---------------
      Total Investment Companies (Cost $1,565,495,873)                                     $ 2,040,356,667
                                                                                           ===============

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
Temporary Cash Investments (0.2%):

   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $4,232,000 FNMA Notes 2.95%, 11/14/07,
   valued at $4,226,710) to be repurchased at $4,164,334
   (Cost $4,164,000)                                                     $         4,164         4,164,000
                                                                                           ---------------
      Total Investments (100%) (Cost $1,569,659,873)                                       $ 2,044,520,667
                                                                                           ===============

                        JAPANESE SMALL COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                VALUE+
                                                                                                ------
Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company                                                        $   108,576,807
                                                                                           ---------------
      Total Investments (100%) (Cost $217,988,284)                                         $   108,576,807
                                                                                           ===============

                       PACIFIC RIM SMALL COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                VALUE+
                                                                                                ------
Investment in The Pacific Rim Small Company Series of
   The DFA Investment Trust Company                                                        $    30,465,191
                                                                                           ---------------
      Total Investments (100%) (Cost $57,857,101)                                          $    30,465,191
                                                                                           ===============

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS
                                  MAY 31, 2005

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                VALUE+
                                                                                                ------
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company                                                        $    16,933,245
                                                                                           ---------------
      Total Investments (100%) (Cost $10,490,024)                                          $    16,933,245
                                                                                           ===============

                       CONTINENTAL SMALL COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                VALUE+
                                                                                                ------
Investment in The Continental Small Company Series of
   The DFA Investment Trust Company                                                        $    45,599,828
                                                                                           ---------------
      Total Investments (100%) (Cost $29,920,524)                                          $    45,599,828
                                                                                           ===============

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
JAPAN -- (24.6%)
COMMON STOCKS -- (24.6%)
  Other Securities
    (Cost $786,790,019)                                                                    $   923,663,430              28.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Japanese Yen
    (Cost $692,386)                                                                                688,786               0.0%
                                                                                           ---------------   ---------------
TOTAL -- JAPAN
  (Cost $787,482,405)                                                                          924,352,216              28.7%
                                                                                           ---------------   ---------------
UNITED KINGDOM -- (18.9%)
COMMON STOCKS -- (18.3%)
  AGA Food Service Group P.L.C.                                                1,940,095        10,752,047               0.3%
  Bodycote International P.L.C.                                                3,929,685        11,847,616               0.4%
  Bovis Homes Group P.L.C.                                                     1,036,344        12,882,584               0.4%
  Britannic P.L.C.                                                             1,034,026         9,597,002               0.3%
  British Vita P.L.C.                                                          2,043,236        13,264,914               0.4%
  Brown (N) Group P.L.C.                                                       3,579,315         8,733,720               0.3%
  Capital & Regional P.L.C.                                                    1,021,420        14,464,979               0.5%
  De Vere Group P.L.C.                                                           939,772         9,110,866               0.3%
  Derwent Valley Holdings P.L.C.                                                 724,091        15,108,948               0.5%
* Easyjet P.L.C.                                                               2,217,691         9,083,615               0.3%
  Great Portland Estates P.L.C.                                                1,865,906        12,215,727               0.4%
  Hiscox P.L.C.                                                                4,067,983        12,400,961               0.4%
  JJB Sports P.L.C.                                                            2,969,536         9,784,671               0.3%
  Workspace Group P.L.C.                                                       2,578,142        11,108,679               0.4%
  London Merchant Securities P.L.C.                                            3,788,348        15,782,064               0.5%
  Luminar P.L.C.                                                               1,373,024        12,886,625               0.4%
  Mersey Docks & Harbour Co. P.L.C.                                              575,409        10,080,748               0.3%
  PHS Group P.L.C.                                                             5,566,716         9,847,933               0.3%
  Pillar Property P.L.C.                                                         884,918        13,434,210               0.4%
  Shaftesbury P.L.C.                                                           1,617,406        10,798,394               0.3%
  Singer & Friedlander Group P.L.C.                                            2,125,740        12,048,475               0.4%
  Smith (DS) Holdings P.L.C.                                                   4,791,223        13,421,322               0.4%
  Stanley Leisure P.L.C.                                                       1,480,991        14,669,400               0.5%
  Unite Group P.L.C.                                                           1,750,403         9,044,663               0.3%
  Westbury P.L.C.                                                              2,167,949        18,289,960               0.6%
  Wolverhampton & Dudley Breweries P.L.C.                                        822,007        16,554,053               0.5%
  Other Securities                                                                             370,773,806              11.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $559,375,137)                                                                          687,987,982              21.3%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.6%)
* British Pound Sterling
    (Cost $21,939,137)                                                                          21,806,665               0.7%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        5,425               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $581,314,274)                                                                          709,800,072              22.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
AUSTRALIA -- (5.9%)
COMMON STOCKS -- (5.8%)
  Adelaide Brighton, Ltd.                                                      6,972,846   $     9,099,564               0.3%
  Downer Group, Ltd.                                                           2,729,898        10,875,533               0.3%
  Futuris Corp., Ltd.                                                          6,968,200         8,880,296               0.3%
  Iluka Resources, Ltd.                                                        2,571,650        11,917,195               0.4%
  Other Securities                                                                             178,410,425               5.5%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $192,389,309)                                                                          219,183,013               6.8%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.1%)
  Other Securities
    (Cost $1,448,798)                                                                            1,783,108               0.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Australian Dollar
    (Cost $1,134,972)                                                                            1,155,858               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        6,759               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRALIA
  (Cost $194,973,079)                                                                          222,128,738               6.9%
                                                                                           ---------------   ---------------
FRANCE -- (3.9%)
COMMON STOCKS -- (3.9%)
# Nexans                                                                         266,537         9,828,919               0.3%
# SILIC (Societe Immobiliere de Location pour L'industrie et
    le Commerce)                                                                 104,887         9,663,538               0.3%
# Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)              43,572        10,089,373               0.3%
  Other Securities                                                                             117,437,452               3.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $101,999,057)                                                                          147,019,282               4.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $433,466)                                                                                480,181               0.0%
                                                                                           ---------------   ---------------
TOTAL -- FRANCE
  (Cost $102,432,523)                                                                          147,499,463               4.6%
                                                                                           ---------------   ---------------
GERMANY -- (3.8%)
COMMON STOCKS -- (3.8%)
# Bilfinger & Berger Bau AG                                                      328,961        15,616,285               0.5%
  Deutsche Euroshop AG                                                           168,045         8,832,953               0.3%
  Salzgitter AG                                                                  450,405        10,538,196               0.3%
  Other Securities                                                                             108,243,870               3.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $120,125,215)                                                                          143,231,304               4.4%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $99,180)                                                                                  44,273               0.0%
                                                                                           ---------------   ---------------
TOTAL -- GERMANY
  (Cost $120,224,395)                                                                          143,275,577               4.4%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
FINLAND -- (3.2%)
COMMON STOCKS -- (3.2%)
  Finnlines Oyj                                                                  496,200   $     8,476,052               0.3%
# Huhtamaki Van Leer Oyj                                                       1,251,450        19,001,730               0.6%
  Okobank Class A                                                                705,880        11,260,906               0.4%
  Rautaruukki Oyj Series K                                                     1,259,410        17,741,814               0.6%
  Wartsila Corp. Oyj Series B                                                    324,450         9,760,893               0.3%
  Other Securities                                                                              52,507,534               1.5%
                                                                                           ---------------   ---------------
TOTAL -- FINLAND
  (Cost $88,659,933)                                                                           118,748,929               3.7%
                                                                                           ---------------   ---------------
SWITZERLAND -- (3.1%)
COMMON STOCKS -- (3.1%)
# Baloise-Holding                                                                184,845         9,651,900               0.3%
  Other Securities                                                                             108,085,962               3.4%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $82,464,680)                                                                           117,737,862               3.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swiss Francs
    (Cost $252,847)                                                                                249,493               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SWITZERLAND
  (Cost $82,717,527)                                                                           117,987,355               3.7%
                                                                                           ---------------   ---------------
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
# Castellum AB                                                                   314,000        12,106,758               0.4%
# Kungsleden AB                                                                  556,000        13,798,305               0.4%
  Other Securities                                                                              88,705,893               2.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $80,797,077)                                                                           114,610,956               3.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swedish Krona
    (Cost $100,814)                                                                                 99,215               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SWEDEN
  (Cost $80,897,891)                                                                           114,710,171               3.6%
                                                                                           ---------------   ---------------
HONG KONG -- (3.0%)
COMMON STOCKS -- (3.0%)
  Other Securities
    (Cost $90,997,174)                                                                         113,739,849               3.5%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Hong Kong Dollars
    (Cost $512,413)                                                                                512,501               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        7,452               0.0%
                                                                                           ---------------   ---------------
TOTAL -- HONG KONG
  (Cost $91,509,587)                                                                           114,259,802               3.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
NETHERLANDS -- (2.4%)
COMMON STOCKS -- (2.4%)
# Buhrmann NV                                                                  1,304,396   $    11,954,027               0.4%
# Heijmans NV                                                                    259,547        11,087,048               0.4%
  Other Securities                                                                              65,988,763               2.0%
                                                                                           ---------------   ---------------
TOTAL -- NETHERLANDS
  (Cost $64,933,316)                                                                            89,029,838               2.8%
                                                                                           ---------------   ---------------
ITALY -- (2.3%)
COMMON STOCKS -- (2.3%)
  Other Securities
    (Cost $56,528,188)                                                                          87,451,154               2.7%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       19,087               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ITALY
  (Cost $56,528,188)                                                                            87,470,241               2.7%
                                                                                           ---------------   ---------------
SINGAPORE -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities
    (Cost $53,489,169)                                                                          63,123,375               2.0%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Singapore Dollars
    (Cost $601,845)                                                                                599,276               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $54,091,014)                                                                            63,722,651               2.0%
                                                                                           ---------------   ---------------
BELGIUM -- (1.7%)
COMMON STOCKS -- (1.7%)
  Cofinimmo SA                                                                    73,153        11,617,615               0.4%
# Tessenderlo Chemie                                                             235,667         9,128,010               0.3%
  Other Securities                                                                              41,509,987               1.2%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $40,802,998)                                                                            62,255,612               1.9%
                                                                                           ---------------   ---------------
SPAIN -- (1.4%)
COMMON STOCKS -- (1.4%)
  Other Securities                                                                              53,219,593               1.7%
                                                                                           ---------------   ---------------
TOTAL -- SPAIN
  (Cost $23,550,052)                                                                            53,219,593               1.7%
                                                                                           ---------------   ---------------
GREECE -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                              46,529,585               1.4%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
  (Cost $47,079,955)                                                                            46,529,585               1.4%
                                                                                           ---------------   ---------------
NORWAY -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities
    (Cost $19,289,673)                                                                          45,942,858               1.4%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Norwegian Krone
    (Cost $132,307)                                                                        $       131,648               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
  (Cost $19,421,980)                                                                            46,074,506               1.4%
                                                                                           ---------------   ---------------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
  Jurys Hotel Group P.L.C.                                                       848,393        15,854,016               0.5%
  Other Securities                                                                              26,391,295               0.8%
                                                                                           ---------------   ---------------
TOTAL -- IRELAND
  (Cost $33,658,244)                                                                            42,245,311               1.3%
                                                                                           ---------------   ---------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
  Other Securities
    (Cost $14,865,983)                                                                          34,657,534               1.1%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       41,824               0.0%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Danish Krone
    (Cost $8,165)                                                                                    7,756               0.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
  (Cost $14,874,148)                                                                            34,707,114               1.1%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.8%)
COMMON STOCKS -- (0.8%)
# Boehler-Uddeholm AG                                                             83,224        10,740,940               0.3%
  Other Securities                                                                              17,321,457               0.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $23,726,554)                                                                            28,062,397               0.9%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        2,490               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $23,726,554)                                                                            28,064,887               0.9%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities
    (Cost $13,435,631)                                                                          21,982,754               0.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* New Zealand Dollar
    (Cost $117,753)                                                                                116,645               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $13,553,384)                                                                            22,099,399               0.7%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                               7,661,638               0.2%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $7,941,772)                                                                              7,661,638               0.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency                                                                            $     1,524,787               0.0%
                                                                                           ---------------   ---------------
  TOTAL -- EMU
    (Cost $1,551,309)                                                                            1,524,787               0.0%
                                                                                           ---------------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities
    (Cost $276,025)                                                                                  4,126               0.0%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities
    (Cost $387,349)                                                                                  1,216               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $663,374)                                                                                    5,342               0.0%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (15.0%)
^ Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
    (Collateralized by $996,804,661 U.S. TIPS 1.875%, 07/15/13;
    U.S. STRIPS, rates ranging from 0% to 6.75%, maturities ranging from 05/15/16 to 11/15/27; U.S. Treasury Bond, 7.625%, 02/15/25; &
    U.S. Treasury Bill, 08/25/05, valued at $569,830,072) to be
    repurchased at $558,696,400 (Cost $558,650,466)                      $       558,650       558,650,466              17.3%

  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $5,379,000 FNMA Notes 2.95%, 11/14/07, valued
    at $5,372,276) to be repurchased at $5,292,425 (Cost $5,292,000)               5,292         5,292,000               0.2%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $563,942,466)                                                                          563,942,466              17.5%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,096,530,368)                                                                    $ 3,761,315,293             116.7%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS
                                  MAY 31, 2005

                           EMERGING MARKETS PORTFOLIO
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company                                               $   1,367,074,598
                                                                                  -----------------
      Total Investments (100%) (Cost $970,497,093)                                $   1,367,074,598
                                                                                  =================

                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company                                               $     289,020,405
                                                                                  -----------------
      Total Investments (100%) (Cost $244,084,194)                                $     289,020,405
                                                                                  =================

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                     EMERGING MARKETS CORE EQUITY PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                   MAY 31,2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
UNITED STATES -- (16.3%)
COMMON STOCKS -- (16.3%)
* America Movil S.A. de C.V. ADR                                                   9,900   $       561,132                1.0%
  Banco Bradesco SA ADR                                                            9,900           316,503                0.6%
  Banco Itau Holding Financeira SA ADR                                             5,400           474,822                0.9%
  Cemex S.A. de C.V. ADR                                                          18,300           699,060                1.3%
  Companhia Energetica de Minas Gerais SA ADR                                      8,100           244,863                0.4%
  Companhia Siderurgica Nacional SA ADR                                           12,800           228,480                0.4%
* Distribucion y Servicio D&S SA ADR                                              14,100           258,030                0.5%
  Empresa Nacional de Electricidad SA ADR                                         14,000           322,000                0.6%
  Fomento Economico Mexicano S.A. de C.V. ADR                                     10,100           552,975                1.0%
  Gerdau SA ADR                                                                   20,600           207,030                0.4%
  Grupo Televisia S.A. de C.V. ADR                                                 5,500           330,000                0.6%
* POSCO Sponsored ADR                                                              6,600           296,472                0.5%
* PT Telekomunikasi Indonesia Tbk ADR                                             13,700           270,575                0.5%
  Sociedad Quimica y Minera de Chile SA ADR                                        2,600           222,092                0.4%
  Tele Norte Leste Participacoes SA ADR                                           14,700           224,175                0.4%
* Telefonos de Mexico S.A. de C.V. ADR                                            29,800           556,068                1.0%
  Teva Pharmaceutical Industries, Ltd. ADR                                        22,200           740,814                1.4%
  Vale do Rio Doce Companhia ADR                                                  10,300           254,204                0.5%
  Other Securities                                                                               2,270,755                4.1%
                                                                                           ---------------    ---------------
TOTAL -- UNITED STATES
  (Cost $8,924,900)                                                                              9,030,050               16.5%
                                                                                           ---------------    ---------------
SOUTH AFRICA -- (10.8%)
COMMON STOCKS -- (10.8%)
  ABSA Group, Ltd.                                                                16,982           206,253                0.4%
  Barloworld, Ltd.                                                                20,119           260,019                0.5%
  MTN Group, Ltd.                                                                 40,133           264,865                0.5%
  Old Mutual PLC                                                                 225,248           479,410                0.9%
  Sanlam, Ltd.                                                                   179,977           296,503                0.5%
  Standard Bank Group, Ltd.                                                       36,564           332,826                0.6%
  Telkom SA, Ltd.                                                                 15,043           245,644                0.4%
  Other Securities                                                                               3,913,304                7.2%
                                                                                           ---------------    ---------------
TOTAL -- SOUTH AFRICA
  (Cost $6,573,891)                                                                              5,998,824               11.0%
                                                                                           ---------------    ---------------
TAIWAN -- (10.6%)
COMMON STOCKS -- (10.5%)
  Mega Financial Holding Co., Ltd                                                411,000           266,291                0.5%
* United Microelectronics Corp.                                                  432,000           291,059                0.5%
  Other Securities                                                                               5,284,948                9.7%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $5,813,198)                                                                              5,842,298               10.7%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
    (Cost $38,374)                                                                                  38,318                0.1%
                                                                                           ---------------    ---------------
TOTAL -- TAIWAN
  (Cost $5,851,572)                                                                              5,880,616               10.8%
                                                                                           ---------------    ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
SOUTH KOREA -- (10.1%)
COMMON STOCKS -- (10.1%)
  Hyundai Motor Co., Ltd.                                                          5,040   $       282,366               0.5%
  Samsung Electronics Co., Ltd.                                                    2,330         1,125,257               2.0%
  Other Securities                                                                               4,151,678               7.7%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH KOREA
  (Cost $5,521,889)                                                                              5,559,301              10.2%
                                                                                           ---------------   ---------------
MALAYSIA -- (8.7%)
COMMON STOCKS -- (8.7%)
  Commerce Asset Holding Berhad                                                  264,100           323,460               0.6%
  Genting Berhad                                                                  52,200           245,702               0.4%
  Sime Darby Berhad                                                              132,500           202,260               0.4%
  Other Securities                                                                               4,014,243               7.4%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $4,966,194)                                                                              4,785,665               8.8%
                                                                                           ---------------   ---------------
INDIA -- (7.9%)
COMMON STOCKS -- (7.9%)
* Infosys Technologies, Ltd                                                        4,230           217,558               0.4%
* Ranbaxy Laboratories, Ltd                                                        8,011           201,563               0.4%
  Other Securities                                                                               3,928,672               7.2%
                                                                                           ---------------   ---------------
TOTAL -- INDIA
  (Cost $4,308,697)                                                                              4,347,793               8.0%
                                                                                           ---------------   ---------------
BRAZIL -- (4.8%)
PREFERRED STOCKS -- (4.6%)
  Investimentos Itau SA                                                          158,000           322,623               0.6%
  Usinas Siderurgicas de Minas Gerais SA                                          17,400           327,780               0.6%
  Other Securities                                                                               1,882,449               3.4%
                                                                                           ---------------   ---------------
TOTAL PREFERRED STOCKS
  (Cost $2,544,351)                                                                              2,532,852               4.6%
                                                                                           ---------------   ---------------
COMMON STOCKS -- (0.2%)
  Other Securities
    (Cost $115,480)                                                                                119,700               0.2%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                          129               0.0%
                                                                                           ---------------   ---------------
TOTAL -- BRAZIL
  (Cost $2,659,831)                                                                              2,652,681               4.8%
                                                                                           ---------------   ---------------
MEXICO -- (4.7%)
COMMON STOCKS -- (4.7%)
  Alfa S.A. de C.V. Series A                                                      58,000           333,047               0.6%
* Carso Global Telecom S.A. de C.V. Telecom Series A1                            116,900           207,286               0.4%
  Grupo Financiero del Norte S.A.Series C                                         38,697           257,723               0.5%
  Nueva Grupo Mexico S.A. de C.V. Series B                                        62,722           296,197               0.5%
  Wal-Mart de Mexico S.A. de C.V. Series V                                        79,000           299,398               0.6%
  Other Securities                                                                               1,199,673               2.1%
                                                                                           ---------------   ---------------
TOTAL -- MEXICO
  (Cost $2,502,647)                                                                              2,593,324               4.7%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
TURKEY -- (4.1%)
COMMON STOCKS -- (4.1%)
  Akbank T.A.S.                                                                   48,977   $       261,432               0.5%
  Other Securities                                                                               2,012,889               3.7%
                                                                                           ---------------   ---------------
TOTAL -- TURKEY
  (Cost $2,383,599)                                                                              2,274,321               4.2%
                                                                                           ---------------   ---------------
ISRAEL -- (3.5%)
COMMON STOCKS -- (3.5%)
  Other Securities                                                                               1,955,783               3.6%
                                                                                           ---------------   ---------------
TOTAL -- ISRAEL
  (Cost $1,925,631)                                                                              1,955,783               3.6%
                                                                                           ---------------   ---------------
THAILAND -- (3.2%)
COMMON STOCKS -- (3.2%)
  Other Securities                                                                               1,788,872               3.3%
                                                                                           ---------------   ---------------
TOTAL -- THAILAND
  (Cost $1,891,826)                                                                              1,788,872               3.3%
                                                                                           ---------------   ---------------
HUNGARY -- (3.0%)
COMMON STOCKS -- (3.0%)
  Gedeon Richter, Ltd.                                                             2,247           292,831               0.5%
* Magyar Olay-Es Gazipari RT                                                       6,089           452,772               0.8%
  Matav RT                                                                        52,484           203,971               0.4%
  Orszagos Takerekpenztar es Keresdelmi Bank RT                                   16,799           520,894               1.0%
  Other Securities                                                                                 183,036               0.3%
                                                                                           ---------------   ---------------
TOTAL -- HUNGARY
  (Cost $1,863,310)                                                                              1,653,504               3.0%
                                                                                           ---------------   ---------------
POLAND -- (2.8%)
COMMON STOCKS -- (2.8%)
  Bank Polska Kasa Opieki - Grupa Pekao SA                                         6,765           272,547               0.5%
  Polski Koncern Naftowy Orlen SA                                                 40,803           553,322               1.0%
  Telekomunikacja Polska SA                                                       46,140           255,346               0.5%
  Other Securities                                                                                 442,708               0.8%
                                                                                           ---------------   ---------------
TOTAL -- POLAND
  (Cost $1,669,401)                                                                              1,523,923               2.8%
                                                                                           ---------------   ---------------
INDONESIA -- (2.0%)
COMMON STOCKS -- (2.0%)
  PT Bank Central Asia Tbk                                                       754,500           274,634               0.5%
  Other Securities                                                                                 856,556               1.6%
                                                                                           ---------------   ---------------
TOTAL -- INDONESIA
  (Cost $1,155,939)                                                                              1,131,190               2.1%
                                                                                           ---------------   ---------------
CHILE -- (1.8%)
COMMON STOCKS -- (1.8%)
  Other Securities                                                                               1,013,412               1.8%
                                                                                           ---------------   ---------------
TOTAL -- CHILE
  (Cost $1,070,046)                                                                              1,013,412               1.8%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
PHILIPPINES -- (1.0%)
COMMON STOCKS -- (1.0%)
  Other Securities                                                                         $       552,677               1.0%
                                                                                           ---------------   ---------------
TOTAL -- PHILIPPINES
  (Cost $566,505)                                                                                  552,677               1.0%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.7%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $2,635,000 FNMA Notes 2.95%, 11/14/07, valued
    at $2,631,706) to be repurchased at $2,592,208 (Cost $2,592,000)     $         2,592         2,592,000               4.7%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $56,427,878)                                                                       $    55,333,936             101.3%
                                                                                           ===============   ===============

----------
 +    Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets.Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS
                                  MAY 31, 2005

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                   (UNAUDITED)

                                                                            SHARES              VALUE+
                                                                            ------              ------
Investment in The DFA One-Year Fixed Income Series of
   The DFA Investment Trust Company                                         209,400,816    $   2,091,914,152
                                                                                           -----------------
      Total Investments (100%) (Cost $2,090,344,366)                                       $   2,091,914,152
                                                                                           =================

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                   (UNAUDITED)

                                                                            SHARES              VALUE+
                                                                            ------              ------
Investment in The DFA Two-Year Global Fixed Income Series of
   The DFA Investment Trust Company                                         183,289,128    $   1,832,891,280
                                                                                           -----------------
      Total Investments (100%) (Cost $1,836,200,112)                                       $   1,832,891,280
                                                                                           =================

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT               VALUE+
                                                                            ------               ------
                                                                            (000)
AGENCY OBLIGATIONS -- (99.4%)
Federal Farm Credit Bank
     3.625%, 10/24/08                                                   $        83,000      $    82,189,339
     3.650%, 12/17/08                                                            16,000           15,846,656
     3.700%, 12/17/08                                                            56,700           56,064,847
     3.900%, 02/24/09                                                             6,000            5,989,512
     3.550%, 04/06/09                                                            22,595           22,271,349
     4.125%, 04/15/09                                                            16,500           16,599,182
     4.375%, 06/24/09                                                            20,570           20,880,977
Federal Home Loan Bank
     5.800%, 09/02/08                                                            53,300           56,369,547
     5.865%, 09/02/08                                                             2,670            2,833,212
     3.625%, 11/14/08                                                            24,000           23,782,632
     3.625%, 11/14/08                                                            21,000           20,809,803
     3.500%, 02/13/09                                                            42,880           42,266,087
     3.000%, 04/15/09                                                            39,400           38,101,494
     4.250%, 05/15/09                                                            27,500           27,800,685
     3.750%, 08/18/09                                                            39,400           39,170,219
     3.500%, 11/03/09                                                            58,000           56,788,322
     4.000%, 11/13/09                                                            15,000           14,979,420
     6.500%, 11/13/09                                                             5,000            5,506,205
     3.875%, 01/15/10                                                            23,300           23,208,711
Tennessee Valley Authority
     5.375%, 11/13/08                                                            76,445           79,924,241
                                                                                             ---------------
TOTAL AGENCY OBLIGATIONS
 (Cost $656,957,382)                                                                             651,382,440
                                                                                             ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
  (Collateralized by $4,067,000 FHLMC Notes 4.00%, 09/22/09, valued
  at $4,072,084) to be repurchased at $4,011,322 (Cost $4,011,000)                4,011            4,011,000
                                                                                             ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $660,968,382)                                                                         $   655,393,440
                                                                                             ===============

----------
  + See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
UNITED STATES -- (30.0%)
BONDS -- (18.8%)
  Bayerische Landesbank
      3.200%, 04/15/09                                         $          10,000     $     9,637,650
  Citigroup, Inc.
      4.250%, 07/29/09                                                    13,575          13,591,195
  General Electric Capital Corp.
      3.250%, 06/15/09                                                    33,850          32,657,363
  Gillette Co.
      3.800%, 09/15/09                                                    34,185          33,784,249
  Pfizer, Inc.
      5.625%, 04/15/09                                                    18,300          19,243,109
  Procter & Gamble Co.
      6.875%, 09/15/09                                                    22,579          24,991,002
  Toyota Motor Credit Corp.
      2.875%, 08/01/08                                                     6,000           5,819,364
  US Bank NA
      3.400%, 03/02/09                                                    30,250          29,423,510
  Wal-Mart Stores, Inc.
      6.875%, 08/10/09                                                    33,590          37,026,694
  Wells Fargo & Co.
      3.125%, 04/01/09                                                    32,090          30,972,562
  Westdeutsche Landesbank
      6.050%, 01/15/09                                                    32,200          34,017,239
                                                                                     ---------------
TOTAL BONDS
  (Cost $274,546,786)                                                                    271,163,937
                                                                                     ---------------
AGENCY OBLIGATIONS (11.2%)
  Federal Farm Credit Bank
      4.125%, 04/15/09                                                    17,500          17,605,192
  Federal Home Loan Bank
      4.000%, 11/13/09                                                     6,000           5,991,768
      3.875%, 01/15/10                                                    33,000          32,870,706
  Federal Home Loan Mortgage
     Corporation
      5.750%, 03/15/09                                                    16,000          17,016,320
     @3.750%, 07/15/09                                                    19,100          24,498,246
      6.625%, 09/15/09                                                    21,000          23,167,746
  Federal National Mortgage Association
      5.250%, 01/15/09                                                    10,500          10,952,329
      3.250%, 02/15/09                                                    30,000          29,264,340
                                                                                     ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $162,865,463)                                                                    161,366,647
                                                                                     ---------------
TOTAL -- UNITED STATES
  (Cost $437,412,249)                                                                    432,530,584
                                                                                     ---------------
CANADA -- (13.2%)
BONDS -- (13.2%)
  BP Canada Finance
      3.625%, 01/15/09                                                    11,394          11,268,837
 ^British Columbia, Province of
      6.250%, 12/01/09                                                    42,600          37,831,936
 ^Canada Housing Trust
      4.650%, 09/15/09                                         $          47,900     $    39,921,285
 ^Canada, Goverment of
      4.250%, 09/01/09                                                    35,800          29,542,415
 ^Ontario, Province of
      6.200%, 11/19/09                                                    42,500          37,630,378
 ^Toyota Credit Canada
      4.250%, 06/17/09                                                    27,600          22,509,788
      4.750%, 06/29/09                                                    14,300          11,860,706
                                                                                     ---------------
TOTAL -- CANADA
  (Cost $188,256,513)                                                                    190,565,345
                                                                                     ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (11.7%)
BONDS -- (11.7%)
  African Development Bank
      3.250%, 08/01/08                                                    15,300          15,067,623
  Asian Development Bank
      5.948%, 05/20/09                                                    34,000          36,380,238
  European Investment Bank
      3.375%, 03/16/09                                                    33,435          32,886,031
     #4.000%, 04/15/09                                                    10,200           1,440,961
  Inter-American Development Bank
      5.375%, 11/18/08                                                     9,000           9,456,057
     ^5.625%, 06/29/09                                                    32,360          27,858,861
  International Finance Corp.
      3.750%, 06/30/09                                                    15,035          14,944,835
 #Oresundsbro Konsortiet
      6.000%, 04/20/09                                                     9,000           1,353,524
  World Bank (International Bank for
     Reconstruction & Development)
      5.125%, 03/13/09                                                    27,300          28,483,455
                                                                                     ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $167,060,999)                                                                    167,871,585
                                                                                     ---------------
GERMANY -- (8.6%)
BONDS -- (8.6%)
@ Bundesrepublik Deutschland
      5.375%, 01/04/10                                                    14,000          19,262,197
  Deutsche Postbank AG
      5.500%, 02/17/09                                                     8,000           8,420,760
  KFW-Kreditanstalt Fuer
    Wiederaufbau AG
     #3.750%, 01/28/09                                                    15,560           2,174,701
     @3.500%, 04/17/09                                                    29,000          36,938,422
^ Landesbank Baden-Wuerttemberg
    FoerderBank
      4.500%, 01/26/09                                                    19,800          16,293,324
^ Landwirtschaftliche RentenBank
      4.250%, 09/01/09                                                    50,100          41,031,549
                                                                                     ---------------
TOTAL -- GERMANY
  (Cost $127,888,528)                                                                    124,120,953
                                                                                     ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
FRANCE -- (8.2%)
BONDS -- (8.2%)
  Dexia Credit Local
      5.500%, 01/21/09                                         $          20,115     $    21,113,207
 @ERAP
      3.750%, 04/25/10                                                    14,200          18,285,610
 @French Republic
      3.000%, 01/12/10                                                    28,000          35,012,163
  Total Capital SA
      3.500%, 01/05/09                                                    30,900          30,375,658
 @UNEDIC
      3.000%, 02/02/10                                                    10,000          12,476,127
                                                                                     ---------------
TOTAL -- FRANCE
  (Cost $121,210,022)                                                                    117,262,765
                                                                                     ---------------
NETHERLANDS -- (7.8%)
BONDS -- (7.8%)
  Bank Nederlandse Gemeenten NV
      4.375%, 09/15/09                                                    15,000          15,187,005
 @Dutch Government Bond
      3.000%, 01/15/10                                                    32,000          40,025,399
  Nederlandse Waterschapsbank NV
      2.750%, 12/30/08                                                    19,300          18,514,027
 ^Rabobank
      4.250%, 01/05/09                                                    47,200          38,472,512
                                                                                     ---------------
TOTAL -- NETHERLANDS
  (Cost $114,995,012)                                                                    112,198,943
                                                                                     ---------------
SWEDEN -- (6.7%)
BONDS -- (6.7%)
  Kommuninvest I Sverige AB
     #4.100%, 05/11/09                                                   156,000          22,049,881
      4.000%, 01/21/10                                                    10,000           9,990,450
 #Stockholm, Sweden
      3.375%, 03/08/10                                                   178,000          24,594,522
 #Swedish Government
      4.000%, 12/01/09                                                   277,000          39,378,117
                                                                                     ---------------
TOTAL BONDS
  (Cost $101,229,465)                                                                     96,012,970
                                                                                     ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
   (Cost $703,044)                                                                           695,396
                                                                                     ---------------
TOTAL -- SWEDEN
  (Cost $101,932,509)                                                                     96,708,366
                                                                                     ---------------
UNITED KINGDOM -- (2.8%)
BONDS (2.8%)
 @Network Rail Finance P.L.C.
      3.125%, 03/30/09
  (Cost $41,539,716)                                                      32,000          40,157,477
                                                                                     ---------------
AUSTRIA -- (2.7%)
BONDS -- (2.7%)
 @Asfinag
      3.250%, 10/19/09
  (Cost $40,349,337)                                           $          30,700     $    38,738,010
                                                                                     ---------------
NORWAY -- (2.4%)
BONDS -- (2.4%)
  Eksportfinans ASA
      4.375%, 07/15/09
  (Cost $34,326,502)                                                      34,000          34,334,118
                                                                                     ---------------
SPAIN -- (2.3%)
BONDS -- (2.3%)
  Institut de Credito Oficial
      3.875%, 07/15/09
  (Cost $32,819,215)                                                      33,045          32,964,436
                                                                                     ---------------
FINLAND -- (2.2%)
BONDS -- (2.2%)
  Republic of Finland
      3.250%, 05/15/09
  (Cost $31,752,973)                                                      32,700          32,087,725
                                                                                     ---------------
EMU -- (0.3%)
INVESTMENT IN CURRENCY -- (0.3%)
 *Euro Currency
    (Cost $4,735,333)                                                                      4,631,804
                                                                                     ---------------
TEMPORARY CASH
  INVESTMENTS -- (1.1%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 2.89%, 06/01/05 (Collateralized
    by $15,773,000 FNMA Notes 2.95%, 11/14/07, valued
    at $15,753,284) to be repurchased at $15,521,246
    (Cost $15,520,000)                                                    15,520          15,520,000
                                                                                     ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,459,798,908)                                                              $ 1,439,692,111
                                                                                     ===============

----------
 +  See Note B to Financial Statements.
 ^  Denominated in Canadian Dollars.
 @  Denominated in Euro Currency.
 #  Denominated in Swedish Krona.
 *  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
U.S. TREASURY OBLIGATIONS -- (33.7%)
U.S. Treasury Bonds
    11.250%, 02/15/15                                          $           5,000     $     7,875,000
    10.625%, 08/15/15                                                      6,000           9,266,483
    9.875%, 11/15/15                                                       6,000           8,931,564
    9.250%, 02/15/16                                                       9,000          12,981,798
    7.250%, 05/15/16                                                       6,000           7,639,920
    7.500%, 11/15/16                                                       4,000           5,211,720
    9.000%, 11/15/18                                                       8,200          12,176,041
U.S. Treasury Notes
    5.625%, 05/15/08                                                       7,000           7,385,546
    5.500%, 05/15/09                                                       5,000           5,334,375
    6.000%, 08/15/09                                                       8,000           8,702,496
    6.500%, 02/15/10                                                       6,600           7,373,441
    5.750%, 08/15/10                                                       3,600           3,934,123
    5.000%, 02/15/11                                                      16,700          17,737,220
    5.000%, 08/15/11                                                      17,000          18,112,310
    4.875%, 02/15/12                                                       3,000           3,185,625
    3.875%, 02/15/13                                                      10,300          10,305,634
                                                                                     ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $139,245,969)                                                                    146,153,296
                                                                                     ---------------
AGENCY OBLIGATIONS -- (65.6%)
Federal Farm Credit Bank
    6.450%, 10/07/09                                                       2,000           2,193,534
    7.160%, 05/19/10                                                       3,000           3,412,149
    4.180%, 09/22/10                                                       7,000           7,024,493
    6.700%, 11/22/10                                                       2,000           2,254,942
    6.135%, 12/13/10                                                       4,000           4,394,516
    5.750%, 01/18/11                                                       9,000           9,739,062
    6.000%, 03/07/11                                                       9,000           9,849,681
    6.740%, 04/11/11                                                       1,000           1,133,521
    4.800%, 05/24/11                                                       3,300           3,411,072
    6.300%, 06/06/11                                                       2,800           3,126,774
    4.250%, 07/11/11                                                      10,000          10,043,750
    4.300%, 11/23/11                                                       5,500           5,532,835
    6.260%, 12/02/11                                                       2,000           2,232,884
    4.500%, 03/14/12                                                       3,000           3,049,818
    4.480%, 08/24/12                                                       4,000           4,059,760
    6.280%, 11/26/12                                                       3,000           3,388,071
    4.150%, 05/15/13                                                       4,000           3,970,852
    3.880%, 07/08/13                                                       4,000           3,894,956
    8.160%, 09/30/14                                                       3,615           4,666,028
    4.700%, 12/10/14                                                       4,000           4,109,316
    4.375%, 02/17/15                                                       6,000           6,008,682
Federal Home Loan Bank
    6.045%, 05/22/08                                                       1,000           1,061,519
    5.945%, 07/28/08                                                       6,000           6,370,182
    5.915%, 08/25/08                                           $           3,000     $     3,186,057
    5.800%, 09/02/08                                                       3,000           3,172,770
    5.550%, 11/17/08                                                       5,000           5,269,915
    5.315%, 12/23/08                                                      10,000          10,475,260
    5.545%, 02/17/09                                                       3,000           3,172,107
    5.950%, 03/16/09                                                       5,550           5,954,800
    5.863%, 04/22/09                                                       9,000           9,643,293
    6.730%, 06/22/09                                                       2,500           2,768,213
    6.500%, 08/14/09                                                       3,000           3,283,785
    6.500%, 11/13/09                                                       9,000           9,911,169
    3.875%, 02/12/10                                                       3,000           2,980,338
    7.375%, 02/12/10                                                       2,080           2,373,110
    7.625%, 05/14/10                                                       3,020           3,502,484
    4.125%, 08/13/10                                                       9,000           8,989,893
    6.625%, 11/15/10                                                       1,000           1,119,631
    4.500%, 05/13/11                                                       2,045           2,081,773
    7.200%, 06/14/11                                                       3,000           3,499,623
    5.750%, 08/15/11                                                       8,000           8,668,776
    5.750%, 05/15/12                                                      16,300          17,831,352
    4.500%, 11/15/12                                                       8,000           8,164,760
    3.875%, 06/14/13                                                       3,600           3,531,406
    4.500%, 09/16/13                                                      11,000          11,207,350
    5.250%, 06/18/14                                                      14,000          14,974,904
    4.500%, 11/14/14                                                       4,000           4,046,560
Tennessee Valley Authority
    5.375%, 11/13/08                                                       8,000           8,364,104
    5.625%, 01/18/11                                                      11,000          11,775,775
    6.000%, 03/15/13                                                       9,000          10,048,968
                                                                                     ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $271,774,185)                                                                    284,926,573
                                                                                     ---------------
TEMPORARY CASH
   INVESTMENTS -- (0.7%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    2.89%, 06/01/05 (Collateralized by $2,910,000
    FHLMC Notes 4.00%, 09/22/09, valued at $2,913,638)
    to be repurchased at $2,870,230 (Cost $2,870,000)                      2,870           2,870,000
                                                                                     ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $413,890,154)                                                                $   433,949,869
                                                                                     ===============

----------
 +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
MUNICIPAL BONDS -- (65.3%)
ALABAMA -- (2.2%)
Alabama State Department of
  Dock Facilities Revenue Bonds
    6.000%, 10/01/08                                           $           1,000     $     1,092,960
Alabama State Federal Highway
  Finance Authority Series A
    5.000%, 03/01/09                                                       4,000           4,270,920
Alabama Water Pollution Control
  Authority Revenue Bonds
    5.000%, 08/15/08                                                       2,160           2,291,458
City of Huntsville, Alabama
  General Obligations
    4.500%, 08/01/07                                                       1,000           1,032,820
Jefferson County, Alabama Series A
  General Obligations
    5.000%, 04/01/08                                                       1,300           1,370,291
                                                                                     ---------------
TOTAL -- ALABAMA
  (Cost $10,226,944)                                                                      10,058,449
                                                                                     ---------------
ARIZONA -- (1.5%)
Arizona State Transportation Board
  Revenue Bonds
    5.250%, 07/01/08                                                       3,000           3,207,000
City of Scottsdale, Arizona General
  Obligations
    5.000%, 07/01/08                                                       2,250           2,386,755
Pima County, Arizona General
  Obligations
    5.100%, 07/01/07                                                       1,000           1,045,060
                                                                                     ---------------
TOTAL -- ARIZONA
  (Cost $6,691,628)                                                                        6,638,815
                                                                                     ---------------
ARKANSAS -- (1.6%)
Fort Smith, Arkansas Water & Sewer
  Redevelopment
    5.000%, 10/01/09                                                       2,850           3,067,626
State of Arkansas General Obligations
    5.500%, 08/01/09                                                       3,885           4,255,746
                                                                                     ---------------
TOTAL -- ARKANSAS
  (Cost $7,393,869)                                                                        7,323,372
                                                                                     ---------------
COLORADO -- (0.2%)
Jefferson County, Colorado School
  District General Obligations
    5.500%, 12/15/06
  (Cost $1,046,380)                                                        1,000           1,039,930
                                                                                     ---------------
CONNECTICUT -- (3.9%)
City of Stamford, Connecticut General
  Obligations
    5.000%, 07/15/09                                                       2,000           2,159,400
Connecticut State General Obligations
    5.000%, 12/15/09                                                       4,000           4,320,840
Connecticut State Special Obligation
  Rate Reduction
    5.000%, 06/30/09                                                       5,000           5,368,850
State of Connecticut Health
  Education Refunding Bonds
    4.500%, 03/15/09                                           $           5,600     $     5,902,176
                                                                                     ---------------
TOTAL -- CONNECTICUT
  (Cost $17,972,158)                                                                      17,751,266
                                                                                     ---------------
DELAWARE -- (0.5%)
Delaware Transportation Authority
  Series B Revenue Bonds
    5.250%, 07/01/07                                                       1,000           1,048,270
State of Delaware Series B
  General Obligations
    5.000%, 05/01/07                                                       1,000           1,040,830
                                                                                     ---------------
TOTAL -- DELAWARE
  (Cost $2,094,262)                                                                        2,089,100
                                                                                     ---------------
FLORIDA -- (2.8%)
Florida State Board of Education
  Series C General Obligations
    4.000%, 06/01/09                                                       4,000           4,146,480
Florida State Board of Education
  Series H General Obligations
    5.000%, 06/01/08                                                       2,000           2,117,860
Gainesville, Florida Utility System
  Revenue Bonds
    5.000%, 10/01/09                                                       4,000           4,310,480
Jacksonville, Florida Excise Taxes
  Revenue Bonds
    5.250%, 10/01/07                                                       1,000           1,053,410
Tallahassee, Florida Energy Systems
    2.750%, 10/01/05                                                       1,000             999,990
                                                                                     ---------------
TOTAL -- FLORIDA
  (Cost $12,872,890)                                                                      12,628,220
                                                                                     ---------------
GEORGIA -- (1.9%)
State of Georgia Finance & Investment
  Committee
    5.750%, 09/01/07                                                       1,000           1,063,020
State of Georgia General Obligations
    5.250%, 08/01/07                                                       1,000           1,050,350
    6.700%, 08/01/08                                                       2,000           2,227,240
    6.250%, 04/01/09                                                       2,000           2,235,600
    5.800%, 11/01/09                                                       2,010           2,239,964
                                                                                     ---------------
TOTAL -- GEORGIA
  (Cost $8,877,355)                                                                        8,816,174
                                                                                     ---------------
HAWAII -- (0.9%)
Honolulu, Hawaii General Obligations
    5.000%, 03/01/10                                                       2,000           2,164,540
State of Hawaii General Obligations
    5.000%, 04/01/08                                                       2,000           2,109,820
                                                                                     ---------------
TOTAL -- HAWAII
  (Cost $4,291,594)                                                                        4,274,360
                                                                                     ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
ILLINOIS -- (2.8%)
Central Lake County, Illinois General
  Obligations
    6.000%, 02/01/08                                           $           1,000     $     1,075,340
Chicago Metropolitan Water Reclamation
  District General Obligations
    5.500%, 12/01/08                                                       2,000           2,163,320
Chicago, Illinois Public Building
  Commission Revenue Bonds
    5.000%, 03/01/08                                                       1,000           1,051,460
Chicago, Illinois Tax Increment
    5.500%, 01/01/07                                                         970           1,008,907
Du Page, Cook & Will Counties Community
  College District General Obligations
    5.000%, 06/01/08                                                       2,175           2,299,323
Du Page, Illinois Water Commission
  General Obligations
    5.000%, 03/01/07                                                       1,000           1,036,290
State of Illinois First Series General
  Obligations
    5.250%, 04/01/07                                                         600             625,008
State of Illinois General Obligations
    5.500%, 04/01/09                                                       3,000           3,263,520
                                                                                     ---------------
TOTAL -- ILLINOIS
  (Cost $12,696,487)                                                                      12,523,168
                                                                                     ---------------
INDIANA -- (0.9%)
Indianapolis, Indiana Local Improvement
  Revenue Bonds
    6.500%, 01/01/08                                                       1,000           1,084,620
Ivy Technical State College
  Revenue Bonds
    5.000%, 07/01/08                                                       1,000           1,058,060
Logansport Multi-Purpose School
  Building Corp. Revenue Bonds
    4.250%, 07/05/08                                                       1,000           1,036,290
Valparaiso, Indiana School Building Corp.
    4.500%, 01/05/07                                                       1,000           1,024,020
                                                                                     ---------------
TOTAL -- INDIANA
  (Cost $4,246,037)                                                                        4,202,990
                                                                                     ---------------
IOWA -- (0.9%)
Des Moines, Iowa General Obligations
    5.000%, 06/01/09
  (Cost $3,918,966)                                                        3,680           3,943,635
                                                                                     ---------------
KANSAS -- (0.7%)
Johnson County, Kansas General
  Obligations
    5.250%, 09/01/07                                                       1,000           1,052,000
Kansas State Development Finance
  Authority Revenue Bonds
    5.000%, 10/01/07                                                       1,000           1,047,590
Wyandotte County, Kansas City, Kansas
    5.000%, 09/01/07                                                       1,000           1,045,940
                                                                                     ---------------
TOTAL -- KANSAS
  (Cost $3,148,181)                                                                        3,145,530
                                                                                     ---------------
KENTUCKY -- (0.7%)
Kentucky State Turnpike Authority
  Revenue Bonds
    5.500%, 07/01/08
  (Cost $3,274,721)                                            $           3,000     $     3,221,610
                                                                                     ---------------
LOUISIANA -- (0.9%)
Calcasieu Parish, Louisiana General
  Obligations
    4.600%, 08/15/06                                                         700             714,077
New Orleans, Louisiana Certificates of
  Indebtedness General Obligations
    5.000%, 03/01/08                                                       1,000           1,049,840
Shreveport, Louisiana Series A
  Certificates of Indebtedness
    5.000%, 10/01/07                                                       1,000           1,046,900
St. Tammany Parish, Louisiana
    6.000%, 04/01/07                                                       1,000           1,054,380
                                                                                     ---------------
TOTAL -- LOUISIANA
  (Cost $3,888,667)                                                                        3,865,197
                                                                                     ---------------
MARYLAND -- (1.9%)
State of Maryland General Obligations
    5.000%, 07/15/08                                                       2,000           2,127,920
State of Maryland General Obligations
    5.250%, 02/01/09                                                       5,000           5,406,950
Washington Suburban Sanitation District
  General Obligations
    5.250%, 06/01/08                                                       1,000           1,069,610
                                                                                     ---------------
TOTAL -- MARYLAND
  (Cost $8,608,259)                                                                        8,604,480
                                                                                     ---------------
MASSACHUSETTS -- (0.7%)
Boston, Massachusetts Series A General
  Obligations
    5.000%, 02/01/08                                                       1,000           1,052,580
State of Massachusetts Series C General
  Obligations
    5.250%, 12/01/07                                                       2,000           2,109,340
                                                                                     ---------------
TOTAL -- MASSACHUSETTS
  (Cost $3,189,488)                                                                        3,161,920
                                                                                     ---------------
MICHIGAN -- (1.9%)
Detroit, Michigan City School District
  Series B General Obligations
    4.500%, 05/01/08                                                       1,000           1,044,050
Fraser Public School District General
  Obligations
    5.150%, 05/01/08                                                       1,000           1,062,060
Michigan Municipal Bond Authority
  Revenue Bonds
    5.250%, 10/01/07                                                       1,000           1,054,110
    5.250%, 10/01/08                                                       3,000           3,222,000
Michigan State Comprehensive
  Transportation Series A Revenue Bonds
    5.750%, 05/15/07                                                       1,000           1,054,220
Wayne County, Michigan Community
  College General Obligations
    5.000%, 07/01/07                                                       1,000           1,043,880
                                                                                     ---------------
TOTAL -- MICHIGAN
  (Cost $8,575,704)                                                                        8,480,320
                                                                                     ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
MINNESOTA -- (1.3%)
Metropolitan Council of Minneapolis and
  St. Paul General Obligations
    4.000%, 02/01/08                                           $           1,200     $     1,234,464
State of Minnesota General Obligations
    6.000%, 08/01/05                                                       1,000           1,005,110
    5.000%, 11/01/07                                                       1,000           1,050,450
    5.000%, 08/01/09                                                       2,600           2,805,062
                                                                                     ---------------
TOTAL -- MINNESOTA
  (Cost $6,099,991)                                                                        6,095,086
                                                                                     ---------------
MISSISSIPPI -- (1.2%)
Rankin County, Mississippi School District
    4.500%, 02/01/07                                                       1,000           1,027,210
State of Mississippi General Obligations
    5.000%, 10/01/09                                                       4,000           4,308,800
                                                                                     ---------------
TOTAL -- MISSISSIPPI
  (Cost $5,330,594)                                                                        5,336,010
                                                                                     ---------------
MISSOURI -- (0.7%)
State of Missouri General Obligations
    5.000%, 08/01/08
  (Cost $3,238,552)                                                        3,000           3,193,560
                                                                                     ---------------
NEVADA -- (2.0%)
Clark County, Nevada School District
  General Obligations
    4.000%, 06/01/09                                                       3,540           3,665,564
Las Vegas, Nevada Valley Water
  Distribution Series B
    5.250%, 06/01/09                                                       2,830           3,062,484
State of Nevada General Obligations
    5.375%, 10/01/08                                                       2,100           2,258,823
                                                                                     ---------------
TOTAL -- NEVADA
  (Cost $9,134,775)                                                                        8,986,871
                                                                                     ---------------
NEW HAMPSHIRE -- (0.2%)
New Hampshire State Turnpike Systems
  Revenue Bonds
    5.000%, 10/01/06
  (Cost $1,033,492)                                                        1,000           1,028,570
                                                                                     ---------------
NEW JERSEY -- (1.7%)
New Jersey State Transportation Trust
  Fund Authority
    5.375%, 12/15/07                                                       1,000           1,061,030
    5.250%, 12/15/09                                                       6,130           6,675,202
                                                                                     ---------------
TOTAL -- NEW JERSEY
  (Cost $7,831,690)                                                                        7,736,232
                                                                                     ---------------
NEW MEXICO -- (0.4%)
New Mexico State Severance Tax Series
    5.000%, 07/01/07                                                         550             573,677
    5.000%, 07/01/07                                                       1,000           1,042,850
                                                                                     ---------------
TOTAL -- NEW MEXICO
  (Cost $1,621,921)                                                                        1,616,527
                                                                                     ---------------
NEW YORK -- (2.1%)
Long Island Power Authority Series A
  Revenue Bonds
    5.250%, 12/01/05                                           $           1,000     $     1,012,690
Municipal Assistance Corp. for the
  City of New York
    6.000%, 07/01/07                                                       1,000           1,064,130
Nassau County, New York Interim
  Finance Authority
    5.000%, 11/15/09                                                       3,415           3,693,049
New York State Thruway Authority
    5.000%, 04/01/09                                                       3,500           3,753,820
                                                                                     ---------------
TOTAL -- NEW YORK
  (Cost $9,663,568)                                                                        9,523,689
                                                                                     ---------------
NORTH CAROLINA -- (2.1%)
Durham County, North Carolina General
  Obligations
    5.500%, 04/01/09                                                       3,000           3,278,250
North Carolina State Public Improvements
  General Obligations
    5.500%, 03/01/08                                                       1,000           1,069,710
State of North Carolina General
  Obligations
    5.000%, 03/01/09                                                       4,000           4,292,920
University of North Carolina
  Revenue Bonds
    5.000%, 04/01/08                                                       1,000           1,057,700
                                                                                     ---------------
TOTAL -- NORTH CAROLINA
  (Cost $9,755,300)                                                                        9,698,580
                                                                                     ---------------
OHIO -- (2.8%)
Franklin County, Ohio General Obligations
    5.500%, 12/01/07                                                       1,000           1,063,370
Ohio State Building Authority
  Revenue Bonds
    5.500%, 10/01/08                                                       1,500           1,619,835
Ohio State Higher Education Capital
  Facilities Revenue Bonds
    5.000%, 12/01/08                                                       5,000           5,332,850
Ohio State Higher Education Capital
  Facilities Series II Revenue Bonds
    5.250%, 12/01/06                                                       1,000           1,034,720
Ohio State Water Development Authority
  Revenue Bonds
    5.000%, 06/01/08                                                       2,500           2,647,325
State of Ohio Highway Improvement
  General Obligations
    5.500%, 05/01/07                                                       1,000           1,048,730
                                                                                     ---------------
TOTAL -- OHIO
  (Cost $12,928,946)                                                                      12,746,830
                                                                                     ---------------
OKLAHOMA -- (1.0%)
Grand River Dam Authority of Oklahoma
  Revenue Bonds
    5.750%, 06/01/08
  (Cost $4,367,666)                                                        4,000           4,323,520
                                                                                     ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
OREGON -- (2.1%)
Oregon State Deparment of Transportation
  Revenue Bonds
    5.000%, 11/15/06                                           $             900     $       927,279
Oregon State Department of Administrative
  Services Revenue Bonds
    5.250%, 04/01/08                                                       2,000           2,126,080
Salem-Keizer, Oregon School District
  General Obligations
    5.000%, 06/15/09                                                       6,055           6,511,729
                                                                                     ---------------
TOTAL -- OREGON
  (Cost $9,503,429)                                                                        9,565,088
                                                                                     ---------------
PENNSYLVANIA -- (1.9%)
Allegheny County, Pennsylvania
  Sanitation Authority
    5.000%, 12/01/07                                                       1,000           1,051,170
Berks County, Pennsylvania General
  Obligations
    6.350%, 11/15/07                                                       1,500           1,621,140
Pennsylvania Intergovernmental
  Cooperative Authority Special Tax
    5.000%, 06/15/08                                                       1,000           1,060,250
Pittsburgh, Pennsylvania School District
  General Obligations
    5.000%, 09/01/07                                                       1,000           1,046,160
State of Pennsylvania General Obligations
    5.000%, 01/15/07                                                         650             671,489
    5.000%, 10/01/09                                                       2,950           3,186,413
                                                                                     ---------------
TOTAL -- PENNSYLVANIA
  (Cost $8,700,917)                                                                        8,636,622
                                                                                     ---------------
SOUTH CAROLINA -- (1.0%)
Piedmont Municipal Power Agency
  Electric Revenue Bonds Series 1985B
    6.125%, 01/01/07                                                       1,000           1,049,990
Richland County, South Carolina General
  Obligations
    5.000%, 02/01/10                                                       1,500           1,624,785
State of South Carolina General Obligations
    5.000%, 04/01/09                                                       1,900           2,040,638
                                                                                     ---------------
TOTAL -- SOUTH CAROLINA
  (Cost $4,694,462)                                                                        4,715,413
                                                                                     ---------------
TENNESSEE -- (2.2%)
Knox County, Tennessee General
  Obligations
    4.500%, 04/01/08                                                       2,000           2,082,880
Metro Government Nashville & Davidson
  Counties General Obligations
    5.000%, 11/15/08                                                       2,000           2,130,140
Metro Government of Nashville & Davidson
  Counties Series A Prerefunded
  General Obligations
    5.250%, 10/15/07                                                         790             832,881
Metro Government of Nashville & Davidson
  Counties Series B Unrefunded
  General Obligations
    5.250%, 10/15/07                                                         210             221,201
Shelby County, Tennessee General
  Obligations
    5.000%, 04/01/09                                           $           4,195     $     4,488,272
                                                                                     ---------------
TOTAL -- TENNESSEE
  (Cost $9,834,110)                                                                        9,755,374
                                                                                     ---------------
TEXAS -- (4.5%)
Austin, Texas Electric Utility Systems
  Revenue Bonds
    5.000%, 11/15/05                                                       1,000           1,009,750
Dallas, Texas Waterworks & Sewer System
    5.250%, 10/01/08                                                       3,000           3,212,130
Houston, Texas General Obligations
    5.500%, 03/01/06                                                          70              71,338
    5.500%, 03/01/06                                                         430             438,441
Lower Colorado River Authority
  Revenue Bonds
    5.250%, 05/15/08                                                       1,000           1,064,220
San Antonio, Texas Pre Refunded General
  Obligations
    5.000%, 08/01/07                                                          20              20,873
San Antonio, Texas Unrefunded General
  Obligations
    5.000%, 08/01/07                                                         980           1,022,140
State of Texas General Obligations
    5.000%, 08/01/09                                                       4,000           4,300,880
Texas A&M University Revenue Bond
    5.000%, 05/15/09                                                       4,000           4,281,960
Texas State University Systems Financing
  Revenue Bonds
    5.000%, 03/15/09                                                       2,245           2,400,197
Trinity River Authority Texas Regional
  Wastewater System Revenue Bond
    5.500%, 08/01/08                                                       2,200           2,363,900
                                                                                     ---------------
TOTAL -- TEXAS
  (Cost $20,428,941)                                                                      20,185,829
                                                                                     ---------------
UTAH -- (1.6%)
Salt Lake City, Utah General Obligations
    5.250%, 06/15/07                                                       1,000           1,046,870
Salt Lake County, Utah Municipal Building
  Authority Lease Revenue Bonds
    5.000%, 10/01/08                                                       1,800           1,913,724
State of Utah General Obligations
    4.000%, 07/01/08                                                       3,000           3,099,120
Utah State Board of Regents
  Revenue Bonds
    5.250%, 04/01/08                                                       1,000           1,061,640
                                                                                     ---------------
TOTAL -- UTAH
  (Cost $7,238,752)                                                                        7,121,354
                                                                                     ---------------
VERMONT -- (0.2%)
Vermont Public Power Supply Authority
    4.000%, 07/01/07
  (Cost $1,025,769)                                                        1,000           1,022,820
                                                                                     ---------------
VIRGINIA -- (4.9%)
Arlington County, Virginia General
  Obligations
    4.000%, 01/15/09                                                       4,000           4,151,320

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
Fairfax Country, Virginia General
  Obligations
    5.000%, 06/01/09                                           $           3,465     $     3,733,503
Richmond, Virginia General Obligations
    5.000%, 07/15/07                                                       1,000           1,045,720
Virginia Commonwealth Transportation
  Board Federal Highway
  Reimbursement Notes
    5.000%, 10/01/09                                                       5,000           5,396,500
Virginia State Public Building Authority
    5.000%, 08/01/09                                                       4,000           4,305,720
Virginia State Public School Authority
    5.250%, 08/01/09                                                       3,500           3,800,055
                                                                                     ---------------
TOTAL -- VIRGINIA
  (Cost $22,538,182)                                                                      22,432,818
                                                                                     ---------------
WASHINGTON -- (3.6%)
Grant County, Washington Public Utility
    5.000%, 01/01/10                                                       2,000           2,154,760
King County, Washington Sewer
  Revenue Bonds
    5.250%, 01/01/08                                                       2,000           2,112,820
Seattle, Washington Drain & Wastewater
  Revenue Bonds
    4.000%, 07/01/08                                                       1,000           1,028,870
Seattle, Washington
  Light & Power Authority
    4.000%, 08/01/09                                                       5,940           6,147,009
Snohomish County, Washington School
  District Revenue Bonds
    4.500%, 06/01/09                                                       3,500           3,689,490
State of Washington General Obligations
    5.500%, 09/01/07                                                       1,000           1,054,940
                                                                                     ---------------
TOTAL -- WASHINGTON
  (Cost $16,339,315)                                                                      16,187,889
                                                                                     ---------------
WISCONSIN -- (0.9%)
Muskego Norway, Wisconsin School
  District General Obligations
    5.000%, 04/01/07                                                       1,000           1,037,080
State of Wisconsin General Obligations
    5.000%, 05/01/07                                                       1,000           1,038,740
    5.250%, 05/01/09                                                       2,000           2,161,000
                                                                                     ---------------
TOTAL -- WISCONSIN
  (Cost $4,234,949)                                                                        4,236,820
                                                                                     ---------------
TOTAL MUNICIPAL BONDS
  (Cost $298,558,911)                                                                    295,914,038
                                                                                     ---------------
TAX EXEMPT COMMERCIAL
  PAPER -- (33.6%)
ARIZONA -- (3.2%)
City of Mesa, Arizona Municipal Bonds
    2.250%, 06/08/05                                                       4,000           3,999,879
Salt River Project Agricultural Improvement
    2.950%, 06/08/05                                                       3,000           3,000,000
    2.950%, 06/09/05                                                       2,500           2,500,000
    2.900%, 06/24/05                                                       5,000           5,000,000
                                                                                     ---------------
TOTAL -- ARIZONA
  (Cost $14,500,000)                                                                      14,499,879
                                                                                     ---------------
CONNECTICUT -- (0.7%)
State of Connecticut Health and Education
    2.730%, 06/20/05                                           $           1,000     $     1,000,000
    2.650%, 06/29/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL-- CONNECTICUT
  (Cost $3,000,000)                                                                        3,000,000
                                                                                     ---------------
FLORIDA -- (2.5%)
City of Gainesville, Florida
    2.950%, 06/13/05                                                       5,000           5,000,000
    2.900%, 06/16/05                                                       6,500           6,500,000
                                                                                     ---------------
TOTAL -- FLORIDA
  (Cost $11,500,000)                                                                      11,500,000
                                                                                     ---------------
GEORGIA -- (2.4%)
Burke County, Georgia
  Development Authority
  2.600%, 06/02/05
  (Cost $11,000,000)                                                      11,000          11,000,000
                                                                                     ---------------
MARYLAND -- (2.4%)
Maryland Health & Higher Education
    2.950%, 06/01/05                                                       3,000           3,000,000
    3.000%, 06/01/05                                                       3,000           3,000,000
    3.000%, 06/06/05                                                       1,000           1,000,000
    2.830%, 07/12/05                                                       4,000           4,000,000
                                                                                     ---------------
TOTAL -- MARYLAND
  (Cost $11,000,000)                                                                      11,000,000
                                                                                     ---------------
MASSACHUSETTS -- (3.8%)
Massachusetts Health & Education Facility
    2.950%, 06/02/05                                                       2,003           2,003,000
    2.950%, 06/03/05                                                       2,000           2,000,000
Massachusetts Port Authority
    2.650%, 06/14/05                                                       1,000           1,000,000
    2.950%, 06/16/05                                                       5,000           5,000,000
Massachusetts Water Resource
    2.650%, 06/09/05                                                       3,000           3,000,000
    2.650%, 06/28/05                                                       2,000           2,000,000
State of Massachusetts General
  Obligations
    2.730%, 06/21/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL -- MASSACHUSETTS
  (Cost $17,003,000)                                                                      17,003,000
                                                                                     ---------------
NEBRASKA -- (1.8%)
Omaha Public Power District
    2.900%, 06/02/05                                                       4,100           4,100,000
    2.550%, 06/07/05                                                       2,000           2,000,000
    2.650%, 06/30/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL -- NEBRASKA
  (Cost $8,100,000)                                                                        8,100,000
                                                                                     ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
NEW YORK -- (1.5%)
Dormitory Authority of New York
    2.950%, 06/14/05                                           $           5,000     $     5,000,000
New York State Environmental Quality
  General Obligations
    2.980%, 06/03/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL -- NEW YORK
  (Cost $7,000,000)                                                                        7,000,000
                                                                                     ---------------
SOUTH CAROLINA -- (0.8%)
South Carolina Public Service
    2.600%, 06/03/05                                                       1,750           1,750,000
    2.750%, 06/22/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL -- SOUTH CAROLINA
  (Cost $3,750,000)                                                                        3,750,000
                                                                                     ---------------
TENNESSEE -- (1.2%)
Tennessee State School Board Authority
    2.900%, 06/01/05                                                       2,400           2,400,000
    2.770%, 07/08/05                                                       2,790           2,790,000
                                                                                     ---------------
TOTAL -- TENNESSEE
  (Cost $5,190,000)                                                                        5,190,000
                                                                                     ---------------
TEXAS -- (11.6%)
City of San Antonio, TX
    3.000%, 06/03/05                                                       2,100           2,100,000
City of San Antonio, TX Electric
    2.770%, 07/11/05                                                       5,000           5,000,000
Dallas Area Rapid Transit
    2.600%, 06/06/05                                                       1,000           1,000,000
    2.650%, 06/10/05                                                       9,000           9,000,000
Harris County, Texas General Obligations
    2.900%, 06/23/05                                                       1,500           1,500,000
Houston, Texas General Obligations
    2.900%, 06/06/05                                                       3,000           3,000,000
Plano, Texas Health Facility
    2.950%, 06/06/05                                                       2,500           2,500,000
    2.750%, 06/07/05                                                       2,000           2,000,000
Texas Public Finance Authority
    2.950%, 06/15/05                                                       9,359           9,359,000
Texas Tech University Board of Regents
    2.850%, 07/13/05                                           $           7,000     $     7,000,000
University of Texas Board of Regents
    2.900%, 06/09/05                                                      10,000          10,000,000
                                                                                     ---------------
TOTAL -- TEXAS
  (Cost $52,459,000)                                                                      52,459,000
                                                                                     ---------------
UTAH -- (0.9%)
Intermountain Power Agency
    2.900%, 06/02/05                                                       1,000           1,000,000
    2.650%, 06/13/05                                                       1,000           1,000,000
    2.650%, 06/27/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL -- UTAH
  (Cost $4,000,000)                                                                        4,000,000
                                                                                     ---------------
VIRGINIA -- (0.6%)
IDA of The City of Hampton, VA
    2.950%, 06/17/05
  (Cost $2,600,000)                                                        2,600           2,600,000
                                                                                     ---------------
WISCONSIN -- (0.2%)
State of Wisconsin General Obligations
    2.850%, 06/10/05
  (Cost $1,095,000)                                                        1,095           1,095,000
                                                                                     ---------------
TOTAL TAX EXEMPT COMMERCIAL
  PAPER
  (Cost $152,197,000)                                                                    152,196,879
                                                                                     ---------------

                                                                    SHARES
                                                                 ---------------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS--(1.1%)
  WT Investment Trust I-
    Money Market Series/
    Tax-Exempt Series--
    Investor Shares
    (Cost $5,116,781)                                                      5,117           5,116,781
                                                                                     ---------------
TOTAL INVESTMENTS--(100.0%)
  (Cost $455,872,692)                                                                $   453,227,698
                                                                                     ===============

----------
 + See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                      U.S              ENHANCED             U.S.               U.S.
                                                     LARGE            U.S. LARGE         LARGE CAP           SMALL XM
                                                    COMPANY            COMPANY             VALUE              VALUE
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value                            $      1,743,767   $        270,757   $      3,219,406   $        152,837
Receivables for Fund Shares Sold                           1,711                197              4,390                 32
Prepaid Expenses and Other Assets                             10                  3                  9                 --
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                       1,745,488            270,957          3,223,805            152,869
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Investment Securities Purchased                         1,397                 92              3,867                 --
   Fund Shares Redeemed                                      314                105                523                 32
   Due to Advisor                                             99                 33                390                 37
Accrued Expenses and Other Liabilities                        61                  7                 59                  6
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                      1,871                237              4,839                 75
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $      1,743,617   $        270,720   $      3,218,966   $        152,794
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                    49,757,434         28,695,437        159,379,308          9,734,912
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          35.04   $           9.43   $          20.20   $          15.70
                                                ================   ================   ================   ================
Investments at Cost                             $      1,446,524   $        242,174   $      2,447,819   $        129,746
                                                ================   ================   ================   ================

                                                      U.S.               U.S.               U.S.               DFA
                                                   SMALL CAP            SMALL              MICRO           REAL ESTATE
                                                     VALUE               CAP                CAP             SECURITIES
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $0, $0, $0,
   and $44,394, of securities on loan,
   respectively)                                $      6,072,492   $      2,274,285   $      3,335,636   $      1,602,347
Receivables:
   Investment Securities Sold                                 --                 52                 77                499
   Dividends and Interest                                     --                 --                 --              1,236
   Securities Lending Income                                  --                 --                 --                 15
   Fund Shares Sold                                        8,044              1,231              1,603              1,145
Prepaid Expenses and Other Assets                             49                 32                 23                 45
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                       6,080,585          2,275,600          3,337,339          1,605,287
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                           --                 --                 --             45,337
   Investment Securities Purchased                         5,622                 --                 --             13,648
   Fund Shares Redeemed                                    2,422              1,283              1,680              2,217
   Due to Advisor                                          1,464                590              1,077                379
Accrued Expenses and Other Liabilities                       138                 48                 73                111
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                      9,646              1,921              2,830             61,692
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $      6,070,939   $      2,273,679   $      3,334,509   $      1,543,595
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                   235,241,450        122,140,796        237,149,729         66,276,843
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          25.81   $          18.62   $          14.06   $          23.29
                                                ================   ================   ================   ================
Investments at Cost                             $      4,489,022   $      1,928,588   $      2,456,163   $      1,167,414
                                                ================   ================   ================   ================

                 See accompanying Notes to Financial Statements.

                                                                    INTERNATIONAL         JAPANESE         PACIFIC RIM
                                                   LARGE CAP            SMALL              SMALL              SMALL
                                                 INTERNATIONAL         COMPANY            COMPANY            COMPANY
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $152,394,
   $0, $0, and $0 of securities on loan,
   respectively)                                $      1,109,524   $      2,044,521   $        108,577   $         30,465
Cash                                                          15                 15                 --                 --
Receivables:
   Dividends, Interest, and Tax Reclaims                   3,694                  1                 --                 --
   Securities Lending Income                                 188                 --                 --                 --
   Fund Shares Sold                                        1,053              3,076                 --                126
Prepaid Expenses and Other Assets                             50                 13                 13                  3
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                       1,114,524          2,047,626            108,590             30,594
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                      161,396                 --                 --                 --
   Investment Securities Purchased                             9              5,000                 --                126
   Fund Shares Redeemed                                      696                400                 --                 --
   Due to Advisor                                            198                677                 36                  8
Accrued Expenses and Other Liabilities                       128                 43                  8                  4
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                    162,427              6,120                 44                138
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $        952,097   $      2,041,506   $        108,546   $         30,456
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                    54,801,864        141,298,553          7,231,561          2,182,675
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          17.37   $          14.45   $          15.01   $          13.95
                                                ================   ================   ================   ================
Investments at Cost                             $      1,000,237   $      1,569,660   $        217,988   $         57,857
                                                ================   ================   ================   ================

                                                                                            DFA
                                                     UNITED          CONTINENTAL       INTERNATIONAL
                                                    KINGDOM             SMALL            SMALL CAP           EMERGING
                                                 SMALL COMPANY         COMPANY             VALUE             MARKETS
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $0, $0,
   $518,086, and $0, of securities on loan
   respectively)                                $         16,933   $         45,600   $      3,761,315   $      1,367,075
Cash                                                          --                 --                 15                 --
Receivables:
   Investment Securities Sold                                 --                 --              7,732                 --
   Dividends, Interest, and Tax Reclaims                      --                 --             12,084                 --
   Securities Lending Income                                  --                 --                630                 --
   Fund Shares Sold                                           --                 --             29,733                713
Prepaid Expenses and Other Assets                              6                  4                102                 15
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                          16,939             45,604          3,811,611          1,367,803
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                           --                 --            558,650                 --
   Investment Securities Purchased                            --                 --             27,769                570
   Fund Shares Redeemed                                       --                 --              1,095                143
   Due to Advisor                                              3                 13              1,707                447
Accrued Expenses and Other Liabilities                         3                  5                288                 24
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                          6                 18            589,509              1,184
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $         16,933   $         45,586   $      3,222,102   $      1,366,619
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                       743,093          3,153,757        203,152,072         81,825,526
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          22.79   $          14.45   $          15.86   $          16.70
                                                ================   ================   ================   ================
Investments at Cost                             $         10,490   $         29,921   $      3,096,530   $        970,497
                                                ================   ================   ================   ================

                 See accompanying Notes to Financial Statements.

                                                                                                               DFA
                                                    EMERGING           EMERGING             DFA              TWO-YEAR
                                                    MARKETS            MARKETS            ONE-YEAR            GLOBAL
                                                   SMALL CAP         CORE EQUITY        FIXED INCOME       FIXED INCOME
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value                            $        289,020   $         55,334   $      2,091,914   $      1,832,891
Cash                                                          --                 15                 --                 --
Receivables:
   Investment Securities Sold                                 --                 --              6,527                 --
   Dividends and Interest                                     --                226                 --                 --
   Fund Shares Sold                                          435              1,410              2,411              2,466
Prepaid Expenses and Other Assets                             --                  1                 15                  8
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                         289,455             56,986          2,100,867          1,835,365
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Investment Securities Purchased                           386              2,345                 --              2,112
   Fund Shares Redeemed                                       49                 --              8,938                354
   Due to Advisor                                            106                 --                176                152
   Deferred Thailand Capital Gains Tax                        --                  6                 --                 --
Accrued Expenses and Other Liabilities                         8                 31                 60                 48
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                        549              2,382              9,174              2,666
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $        288,906   $         54,604   $      2,091,693   $      1,832,699
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                    25,166,073          5,618,694        205,300,077        184,570,561
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          11.48   $           9.72   $          10.19   $           9.93
                                                ================   ================   ================   ================
Investments at Cost                             $        244,084   $         56,428   $      2,090,344   $      1,836,200
                                                ================   ================   ================   ================

                                                                          DFA                DFA
                                                      DFA             FIVE-YEAR         INTERMEDIATE           DFA
                                                   FIVE-YEAR            GLOBAL           GOVERNMENT         SHORT-TERM
                                                   GOVERNMENT        FIXED INCOME       FIXED INCOME      MUNICIPAL BOND
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value                            $        655,393   $      1,439,692   $        433,950   $        453,228
Cash                                                           1                 15                 --                 --
Receivables:
   Dividends and Interest                                  4,886             19,660              5,040              4,523
   Fund Shares Sold                                          705              1,266                256                452
Unrealized Gain on Forward Currency Contracts                 --             16,408                 --                 --
Prepaid Expenses and Other Assets                              2                 14                 --                 16
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                         660,987          1,477,055            439,246            458,219
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Investment Securities Purchased                            --             10,857                 --                 --
   Fund Shares Redeemed                                       78                597                 20                288
   Due to Advisor                                            108                299                 36                 80
Accrued Expenses and Other Liabilities                        42                124                 35                 48
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                        228             11,877                 91                416
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $        660,759   $      1,465,178   $        439,155   $        457,803
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                    62,186,528        137,666,845         37,046,532         45,585,842
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          10.63   $          10.64   $          11.85   $          10.04
                                                ================   ================   ================   ================
Investments at Cost                             $        660,968   $      1,459,799   $        413,890   $        455,873
                                                ================   ================   ================   ================

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                      U.S           ENHANCED            U.S.             U.S.
                                                                     LARGE         U.S. LARGE        LARGE CAP        SMALL XM
                                                                    COMPANY          COMPANY           VALUE            VALUE
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                                          --    $       2,636    $      17,615    $       1,398
   Dividends                                                     $      14,087               --               --               --
   Interest                                                                441               --               --               --
   Income from Securities Lending                                           41               --               --               --
   Expenses Allocated from Master Funds                                   (408)              --               --               --
                                                                 -------------    -------------    -------------    -------------
        Total Investment Income                                         14,161            2,636           17,615            1,398
                                                                 -------------    -------------    -------------    -------------
EXPENSES
   Administrative Services                                               1,711              183            2,180              232
   Accounting & Transfer Agent Fees                                        167                7               26                6
   Legal Fees                                                                8                1               14                1
   Audit Fees                                                                2                1                3                1
   Filing Fees                                                              35               17               34               19
   Shareholders' Reports                                                     9                1               14                1
   Directors' Fees and Expenses                                              6                1               11                1
   Other                                                                     2               --                2               --
                                                                 -------------    -------------    -------------    -------------
        Total Expenses                                                   1,940              211            2,284              261
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C)                          (1,158)              --               --               --
                                                                 -------------    -------------    -------------    -------------
   Net Expenses                                                            782              211            2,284              261
                                                                 -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                         13,379            2,425           15,331            1,137
                                                                 -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from The DFA Investment
     Trust Company                                                          --               --            2,658           18,636
   Net Realized Gain (Loss) on Investment Securities Sold               (7,292)             (58)             (75)            (834)
   Net Realized Gain (Loss) on Futures                                     820               --               --               --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities                                              30,567            2,658          119,466          (17,663)
     Futures                                                              (522)              --               --               --
                                                                 -------------    -------------    -------------    -------------
   NET GAIN (LOSS)                                                      23,573            2,600          122,049              139
                                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $      36,952    $       5,025    $     137,380    $       1,276
                                                                 =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                      U.S.             U.S.             U.S.             DFA
                                                                   SMALL CAP          SMALL            MICRO         REAL ESTATE
                                                                     VALUE             CAP              CAP          SECURITIES
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                               $      32,889    $       9,343    $      10,038               --
   Dividends                                                                --               --               --    $      30,936
   Interest                                                                 --               --               --              163
   Income from Securities Lending                                           --               --               --               66
                                                                 -------------    -------------    -------------    -------------
        Total Investment Income                                         32,889            9,343           10,038           31,165
                                                                 -------------    -------------    -------------    -------------
EXPENSES
   Investment Advisory Services                                             --               --               --            2,081
   Administrative Services                                               8,876            3,566            6,524               --
   Accounting & Transfer Agent Fees                                         29               13               16              317
   Custodian Fees                                                           --               --               --               66
   Legal Fees                                                               33                9               19                7
   Audit Fees                                                                6                3                3               20
   Filing Fees                                                              49               19               29               33
   Shareholders' Reports                                                    33               10               18                8
   Directors' Fees and Expenses                                             24                8               14                5
   Other                                                                    10                2                6                9
                                                                 -------------    -------------    -------------    -------------
        Total Expenses                                                   9,060            3,630            6,629            2,546
                                                                 -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                         23,829            5,713            3,409           28,619
                                                                 -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from The DFA Investment
     Trust Company                                                     533,322          104,187          267,454               --
   Net Realized Gain (Loss) on Investment Securities Sold               (8,945)          (5,822)          (2,849)           6,660
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                            (579,635)        (142,032)        (356,906)          60,382
                                                                 -------------    -------------    -------------    -------------
   NET GAIN (LOSS)                                                     (55,258)         (43,667)         (92,301)          67,042
                                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $     (31,429)   $     (37,954)   $     (88,892)   $      95,661
                                                                 =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                                  INTERNATIONAL      JAPANESE        PACIFIC RIM
                                                                   LARGE CAP          SMALL            SMALL            SMALL
                                                                 INTERNATIONAL       COMPANY          COMPANY          COMPANY
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,378,
     $2,200, $64, and $15, respectively)                         $      15,080    $      26,292    $         848    $         574
   Interest                                                                112              240               10                4
   Income from Securities Lending                                          536            2,574              227               32
   Expenses Allocated from Master Funds                                     --           (2,353)            (110)             (42)
                                                                 -------------    -------------    -------------    -------------
        Total Investment Income                                         15,728           26,753              975              568
                                                                 -------------    -------------    -------------    -------------
EXPENSES
   Investment Advisory Services                                          1,144               --               --               --
   Administrative Services                                                  --            3,878              194               61
   Accounting & Transfer Agent Fees                                        359               18               16               16
   Custodian Fees                                                          150               --               --               --
   Legal Fees                                                                6               12               --               --
   Audit Fees                                                               14                1                1                1
   Filing Fees                                                              19               31               11                9
   Shareholders' Reports                                                     5               16               --               --
   Directors' Fees and Expenses                                              3                7               --               --
   Other                                                                    19                3                1               --
                                                                 -------------    -------------    -------------    -------------
        Total Expenses                                                   1,719            3,966              223               87
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C)                              --               --               --              (16)
                                                                 -------------    -------------    -------------    -------------
   Net Expenses                                                          1,719            3,966              223               71
                                                                 -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                         14,009           22,787              752              497
                                                                 -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                1,972           26,647             (210)            (150)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          (71)            (151)              (3)               4
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                         (5,794)          38,474            6,224           (1,215)
     Translation of Foreign Currency Denominated Amounts                  (157)            (285)             (24)              (1)
                                                                 -------------    -------------    -------------    -------------
   NET GAIN (LOSS)                                                      (4,050)          64,685            5,987           (1,362)
                                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $       9,959    $      87,472    $       6,739    $        (865)
                                                                 =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                                                        DFA
                                                                    UNITED         CONTINENTAL     INTERNATIONAL
                                                                    KINGDOM           SMALL          SMALL CAP        EMERGING
                                                                 SMALL COMPANY       COMPANY           VALUE           MARKETS
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0,
     $103, $4,247, and $2,648, respectively)                     $         243    $         635    $      49,195    $      24,470
   Interest                                                                  2                4              475              117
   Income from Securities Lending                                            2               51            2,979               --
   Expenses Allocated from Master Funds                                    (20)             (49)              --           (1,771)
                                                                 -------------    -------------    -------------    -------------
        Total Investment Income                                            227              641           52,649           22,816
                                                                 -------------    -------------    -------------    -------------
EXPENSES
   Investment Advisory Services                                             --               --            9,238               --
   Administrative Services                                                  34               80               --            2,560
   Accounting & Transfer Agent Fees                                         16               16              610               34
   Custodian Fees                                                           --               --              635               --
   Legal Fees                                                               --               --               14                8
   Audit Fees                                                                1                1               32                1
   Filing Fees                                                               8               12               42               22
   Shareholders' Reports                                                    --               --               12                8
   Directors' Fees and Expenses                                             --               --                8                4
   Other                                                                    --               --               31                3
                                                                 -------------    -------------    -------------    -------------
        Total Expenses                                                      59              109           10,622            2,640
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C)                             (19)             (15)              --               --
                                                                 -------------    -------------    -------------    -------------
   Net Expenses                                                             40               94           10,622            2,640
                                                                 -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                            187              547           42,027           20,176
                                                                 -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                  351              855           64,514            9,739
   Net Realized Gain (Loss) on Foreign Currency Transactions                (2)              (9)            (404)            (855)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                           (204)             995           77,650           60,488
     Translation of Foreign Currency Denominated Amounts                    --               (5)            (332)             (24)
   Deferred Thailand Capital Gains Tax                                      --               --               --              109
                                                                 -------------    -------------    -------------    -------------
   NET GAIN (LOSS)                                                         145            1,836          141,428           69,457
                                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $         332    $       2,383    $     183,455    $      89,633
                                                                 =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                                                                          DFA
                                                                   EMERGING          EMERGING            DFA           TWO-YEAR
                                                                    MARKETS          MARKETS          ONE-YEAR          GLOBAL
                                                                   SMALL CAP       CORE EQUITY      FIXED INCOME     FIXED INCOME
                                                                   PORTFOLIO       PORTFOLIO(1)       PORTFOLIO        PORTFOLIO
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                                          --               --    $      24,673    $      14,477
   Dividends (Net of Foreign Taxes Withheld of $363,
     $31, $0, and $0, respectively)                              $       4,529    $         335               --               --
   Interest                                                                 35               16               --               --
   Expenses Allocated from Master Funds                                   (603)              --               --               --
                                                                 -------------    -------------    -------------    -------------
        Total Investment Income                                          3,961              351           24,673           14,477
                                                                 -------------    -------------    -------------    -------------
EXPENSES
   Investment Advisory Services                                             --               30               --               --
   Administrative Services                                                 560               --            1,003              872
   Accounting & Transfer Agent Fees                                         16                7               12               11
   Custodian Fees                                                           --               48               --               --
   Legal Fees                                                                1               --               12               10
   Audit Fees                                                                1                1                2                2
   Filing Fees                                                              17               --               36               32
   Shareholders' Reports                                                     1               --               15               11
   Directors' Fees and Expenses                                              1               --                9                7
   Organizational Costs                                                     --               18               --               --
   Other                                                                     1                1                2                5
                                                                 -------------    -------------    -------------    -------------
        Total Expenses                                                     598              105            1,091              950
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C)                              --              (30)              --               --
                                                                 -------------    -------------    -------------    -------------
   Net Expenses                                                            598               75            1,091              950
                                                                 -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                          3,363              276           23,582           13,527
                                                                 -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                2,218               (1)          (2,158)            (682)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          (81)             (27)              --               --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                          2,436           (1,094)             773            3,080
     Translation of Foreign Currency Denominated Amounts                     6               32               --               --
   Deferred Thailand Capital Gains Tax                                      92               (6)              --               --
                                                                 -------------    -------------    -------------    -------------
   NET GAIN (LOSS)                                                       4,671           (1,096)          (1,385)           2,398
                                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $       8,034    $        (820)   $      22,197    $      15,925
                                                                 =============    =============    =============    =============

----------
(1)  The Portfolio commenced operations on April 5, 2005.

                 See accompanying Notes to Financial Statements.

                                                                                       DFA              DFA
                                                                       DFA          FIVE-YEAR      INTERMEDIATE           DFA
                                                                    FIVE-YEAR        GLOBAL         GOVERNMENT        SHORT-TERM
                                                                   GOVERNMENT     FIXED INCOME     FIXED INCOME     MUNICIPAL BOND
                                                                    PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                 -------------    -------------    -------------    --------------
INVESTMENT INCOME
   Interest                                                      $      10,909    $      24,377    $       9,793    $        5,056
                                                                 -------------    -------------    -------------    --------------
        Total Investment Income                                         10,909           24,377            9,793             5,056
                                                                 -------------    -------------    -------------    --------------
EXPENSES
   Investment Advisory Services                                            599            1,643              204               424
   Accounting & Transfer Agent Fees                                         83              348               63               133
   Custodian Fees                                                           26               71               18                18
   Legal Fees                                                                3                7                2                 3
   Audit Fees                                                               10               23                7                 6
   Filing Fees                                                              33               36               22                24
   Shareholders' Reports                                                     4                8                2                 2
   Directors' Fees and Expenses                                              2                6                2                 2
   Other                                                                     6                9                8                18
                                                                 -------------    -------------    -------------    --------------
        Total Expenses                                                     766            2,151              328               630
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C)                              --               --               --                 4
                                                                 -------------    -------------    -------------    --------------
   Net Expenses                                                            766            2,151              328               634
                                                                 -------------    -------------    -------------    --------------
   NET INVESTMENT INCOME (LOSS)                                         10,143           22,226            9,465             4,422
                                                                 -------------    -------------    -------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                   --           (4,707)             725                --
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                           --           16,353               --                --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                           (845)         (23,924)           2,739            (2,126)
     Translation of Foreign Currency Denominated Amounts                    --           19,080               --                --
                                                                 -------------    -------------    -------------    --------------
   NET GAIN (LOSS)                                                        (845)           6,802            3,464            (2,126)
                                                                 -------------    -------------    -------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $       9,298    $      29,028    $      12,929    $        2,296
                                                                 =============    =============    =============    ==============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                 U.S. LARGE                    ENHANCED
                                                   COMPANY                U.S. LARGE COMPANY
                                                  PORTFOLIO                    PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                            ENDED         ENDED           ENDED         ENDED
                                           MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                            2005           2004           2005           2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $    13,379    $    23,743    $     2,425    $     1,667
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                       --             --             --             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                (7,292)          (998)           (58)        (1,264)
   Net Realized Gain (Loss) on Futures           820          3,229             --             --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                     30,567        118,762          2,658         20,021
    Futures                                     (522)           378             --             --
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                36,952        145,114          5,025         20,424
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                     (16,210)       (17,869)        (2,541)        (1,883)
   Net Short-Term Gains                           --             --             --             --
   Net Long-Term Gains                            --             --             --             --
                                         -----------    -----------    -----------    -----------
    Total Distributions                      (16,210)       (17,869)        (2,541)        (1,883)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                             362,567        443,844         66,443         90,004
   Shares Issued in Lieu of Cash
    Distributions                             15,581         17,160          2,512          1,863
   Shares Redeemed                           (96,142)      (164,645)       (22,463)       (30,153)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               282,006        296,359         46,492         61,714
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                302,748        423,604         48,976         80,255
NET ASSETS
   Beginning of Period                     1,440,869      1,017,265        221,744        141,489
                                         -----------    -----------    -----------    -----------
   End of Period                         $ 1,743,617    $ 1,440,869    $   270,720    $   221,744
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                              10,426         13,474          7,104         10,083
   Shares Issued in Lieu of
    Cash Distributions                           443            523            266            208

   Shares Redeemed                            (2,762)        (4,989)        (2,382)        (3,383)
                                         -----------    -----------    -----------    -----------
                                               8,107          9,008          4,988          6,908
                                         ===========    ===========    ===========    ===========

                                                 U.S. LARGE                  U.S. SMALL
                                                  CAP VALUE                   XM VALUE
                                                  PORTFOLIO                   PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS         YEAR       SIX MONTHS        YEAR
                                            ENDED          ENDED          ENDED          ENDED
                                           MAY 31,        NOV. 30,       MAY 31,       NOV. 30,
                                            2005            2004          2005           2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $    15,331    $    19,153    $     1,137    $       357
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                    2,658             --         18,636         11,499
   Net Realized Gain (Loss) on
    Investment Securities Sold                   (75)          (377)          (834)          (819)
   Net Realized Gain (Loss) on Futures            --             --             --             --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                    119,466        400,873        (17,663)        20,899
    Futures                                       --             --             --             --
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                               137,380        419,649          1,276         31,936
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                     (16,507)       (24,851)        (1,206)          (683)
   Net Short-Term Gains                           --             --         (7,739)        (6,051)
   Net Long-Term Gains                            --             --         (5,689)        (5,912)
                                         -----------    -----------    -----------    -----------
    Total Distributions                      (16,507)       (24,851)       (14,634)       (12,646)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                             604,431        770,612         16,292         64,693
   Shares Issued in Lieu of Cash
    Distributions                             14,922         23,431         11,271         12,485
   Shares Redeemed                          (151,621)      (267,908)       (20,736)       (34,067)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               467,732        526,135          6,827         43,111
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                588,605        920,933         (6,531)        62,401
NET ASSETS
   Beginning of Period                     2,630,361      1,709,428        159,325         96,924
                                         -----------    -----------    -----------    -----------
   End of Period                         $ 3,218,966    $ 2,630,361    $   152,794    $   159,325
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                              30,479         43,662          1,031          4,309
   Shares Issued in Lieu of
    Cash Distributions                           751          1,343            720            893

   Shares Redeemed                            (7,646)       (15,122)        (1,339)        (2,282)
                                         -----------    -----------    -----------    -----------
                                              23,584         29,883            412          2,920
                                         ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                               U.S. SMALL CAP                  U.S. SMALL
                                                   VALUE                           CAP
                                                 PORTFOLIO                      PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS         YEAR       SIX MONTHS        YEAR
                                            ENDED           ENDED         ENDED         ENDED
                                           MAY 31,        NOV. 30,       MAY 31,       NOV. 30,
                                            2005            2004          2005           2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $    23,829    $     2,120    $     5,713    $     3,415
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                  533,322        331,592        104,187            494
   Net Realized Gain (Loss) on
    Investment Securities Sold                (8,945)        (4,445)        (5,822)        (4,470)
   Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities                              (579,635)       866,604       (142,032)       260,305
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                               (31,429)     1,195,871        (37,954)       259,744
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                     (27,111)       (17,838)        (7,402)        (6,735)
   Net Short-Term Gains                      (63,661)       (51,847)       (17,174)          (494)
   Net Long-Term Gains                      (284,230)      (216,189)            --             --
   Return of Capital                              --             --             --         (1,515)
                                         -----------    -----------    -----------    -----------
    Total Distributions                     (375,002)      (285,874)       (24,576)        (8,744)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                             805,931      1,376,124        341,616      1,056,150
   Shares Issued in Lieu of Cash
    Distributions                            357,211        277,491         23,851          8,415
   Shares Redeemed                          (480,938)      (978,193)      (167,228)      (311,622)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               682,204        675,422        198,239        752,943
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                275,773      1,585,419        135,709      1,003,943
NET ASSETS
   Beginning of Period                     5,795,166      4,209,747      2,137,970      1,134,027
                                         -----------    -----------    -----------    -----------
   End of Period                         $ 6,070,939    $ 5,795,166    $ 2,273,679    $ 2,137,970
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                              31,003         56,306         18,163         60,763
   Shares Issued in Lieu of
    Cash Distributions                        13,644         12,282          1,248            501
   Shares Redeemed                           (18,542)       (40,464)        (9,031)       (18,159)
                                         -----------    -----------    -----------    -----------
                                              26,105         28,124         10,380         43,105
                                         ===========    ===========    ===========    ===========

                                                 U.S. MICRO                 DFA REAL ESTATE
                                                     CAP                       SECURITIES
                                                  PORTFOLIO                    PORTFOLIO
                                         --------------------------    --------------------------
                                          SIX MONTHS        YEAR       SIX MONTHS         YEAR
                                             ENDED         ENDED          ENDED          ENDED
                                            MAY 31,       NOV. 30,       MAY 31,        NOV. 30,
                                             2005           2004          2005            2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $     3,409    $     1,747    $    28,619    $    36,046
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                  267,454         57,526             --             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                (2,849)        53,770          6,660         30,696
   Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities                              (356,906)       332,087         60,382        205,195
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                               (88,892)       445,130         95,661        271,937
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                      (6,241)        (8,955)       (38,190)       (39,355)
   Net Short-Term Gains                      (50,345)       (35,761)        (3,262)          (707)
   Net Long-Term Gains                       (76,559)       (33,947)       (28,712)        (6,193)
   Return of Capital                              --             --             --             --
                                         -----------    -----------    -----------    -----------
    Total Distributions                     (133,145)       (78,663)       (70,164)       (46,255)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                             430,203        708,465        299,536        426,234
   Shares Issued in Lieu of Cash
    Distributions                            125,555         75,364         69,268         45,463
   Shares Redeemed                          (213,732)      (558,623)      (159,604)      (171,886)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               342,026        225,206        209,200        299,811
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                119,989        591,673        234,697        525,493
NET ASSETS
   Beginning of Period                     3,214,520      2,622,847      1,308,898        783,405
                                         -----------    -----------    -----------    -----------
   End of Period                         $ 3,334,509    $ 3,214,520    $ 1,543,595    $ 1,308,898
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                              30,050         51,580         13,534         21,487
   Shares Issued in Lieu of
    Cash Distributions                         8,542          5,771          3,065          2,448
   Shares Redeemed                           (14,869)       (40,560)        (7,187)        (8,746)
                                         -----------    -----------    -----------    -----------
                                              23,723         16,791          9,412         15,189
                                         ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                                 LARGE CAP                   INTERNATIONAL
                                               INTERNATIONAL                 SMALL COMPANY
                                                 PORTFOLIO                     PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                            ENDED         ENDED          ENDED           ENDED
                                           MAY 31,       NOV. 30,        MAY 31,        NOV. 30,
                                            2005           2004           2005            2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $    14,009    $    14,084    $    22,787    $    23,252
   Net Realized Gain (Loss) on
    Investment Securities Sold                 1,972          2,103         26,647         41,764
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                (71)           (15)          (151)            97
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                        (5,794)       119,249         38,474        286,938
    Translation of Foreign Currency
      Denominated Amounts                       (157)            32           (285)            92
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                 9,959        135,453         87,472        352,143
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                      (8,867)       (20,560)       (12,302)       (32,182)
   Net Short-Term Gains                           --             --         (2,774)            --
   Net Long-Term Gains                            --             --        (37,025)            --
                                         -----------    -----------    -----------    -----------
    Total Distributions                       (8,867)       (20,560)       (52,101)       (32,182)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                             155,809        291,666        415,375        540,048
   Shares Issued in Lieu of
    Cash Distributions                         8,367         19,638         49,957         31,815
   Shares Redeemed                           (58,054)       (85,437)      (117,381)      (143,527)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               106,122        225,867        347,951        428,336
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                107,214        340,760        383,322        748,297
NET ASSETS
   Beginning of Period                       844,883        504,123      1,658,184        909,887
                                         -----------    -----------    -----------    -----------
   End of Period                         $   952,097    $   844,883    $ 2,041,506    $ 1,658,184
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                               8,790         18,507         28,301         43,527
   Shares Issued in Lieu of
    Cash Distributions                           474          1,271          3,594          2,697
   Shares Redeemed                            (3,263)        (5,382)        (7,999)       (11,553)
                                         -----------    -----------    -----------    -----------
                                               6,001         14,396         23,896         34,671
                                         ===========    ===========    ===========    ===========

                                                 JAPANESE                     PACIFIC RIM
                                               SMALL COMPANY                 SMALL COMPANY
                                                 PORTFOLIO                     PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS         YEAR       SIX MONTHS        YEAR
                                           ENDED           ENDED         ENDED          ENDED
                                           MAY 31,        NOV. 30,       MAY 31,       NOV. 30,
                                            2005            2004          2005           2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $       752    $       477    $       497    $       822
   Net Realized Gain (Loss) on
    Investment Securities Sold                  (210)        (3,850)          (150)        (1,129)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                 (3)            (5)             4              9
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                         6,224         14,049         (1,215)         5,552
    Translation of Foreign Currency
      Denominated Amounts                        (24)            12             (1)             1
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                 6,739         10,683           (865)         5,255
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                        (903)          (396)          (561)        (1,138)
   Net Short-Term Gains                           --             --             --             --
   Net Long-Term Gains                            --             --             --             --
                                         -----------    -----------    -----------    -----------
    Total Distributions                         (903)          (396)          (561)        (1,138)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                              39,740         41,185          9,131         12,619
   Shares Issued in Lieu of
    Cash Distributions                           899            396            534          1,136
   Shares Redeemed                            (3,808)        (8,702)        (4,518)       (11,515)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions                36,831         32,879          5,147          2,240
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                 42,667         43,166          3,721          6,357
NET ASSETS
   Beginning of Period                        65,879         22,713         26,735         20,378
                                         -----------    -----------    -----------    -----------
   End of Period                         $   108,546    $    65,879    $    30,456    $    26,735
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                               2,714          3,229            622            992
   Shares Issued in Lieu of
    Cash Distributions                            65             37             38             96
   Shares Redeemed                              (257)          (659)          (316)          (933)
                                         -----------    -----------    -----------    -----------
                                               2,522          2,607            344            155
                                         ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                               UNITED KINGDOM              CONTINENTAL SMALL
                                                SMALL COMPANY                   COMPANY
                                                  PORTFOLIO                    PORTFOLIO
                                         --------------------------    --------------------------
                                          SIX MONTHS       YEAR        SIX MONTHS         YEAR
                                             ENDED         ENDED          ENDED          ENDED
                                            MAY 31,      NOV. 30,        MAY 31,        NOV. 30,
                                             2005          2004           2005            2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $       187    $       306    $       547    $       427
   Net Realized Gain (Loss) on
    Investment Securities Sold                   351            781            855          1,303
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                 (2)            (5)            (9)            11
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                          (204)         2,435            995          6,844
    Translation of Foreign Currency
      Denominated Amounts                         --             (3)            (5)            (6)
   Deferred Thailand Capital Gains Tax            --             --             --             --
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                   332          3,514          2,383          8,579
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                        (163)          (723)          (397)          (970)
   Net Short-Term Gains                         (141)            --            (41)          (290)
   Net Long-Term Gains                          (538)            --         (1,241)        (3,086)
                                         -----------    -----------    -----------    -----------
    Total Distributions                         (842)          (723)        (1,679)        (4,346)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                               2,216          2,663         12,911          8,894
   Shares Issued in Lieu of Cash
    Distributions                                842            723          1,654          4,343
   Shares Redeemed                            (1,431)        (2,570)        (3,522)        (8,007)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions                 1,627            816         11,043          5,230
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                  1,117          3,607         11,747          9,463
NET ASSETS
   Beginning of Period                        15,816         12,209         33,839         24,376
                                         -----------    -----------    -----------    -----------
   End of Period                         $    16,933    $    15,816    $    45,586    $    33,839
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                  93            125            880            733
   Shares Issued in Lieu of
    Cash Distributions                            36             37            121            400
   Shares Redeemed                               (60)          (122)          (243)          (671)
                                         -----------    -----------    -----------    -----------
                                                  69             40            758            462
                                         ===========    ===========    ===========    ===========

                                                     DFA
                                                INTERNATIONAL
                                               SMALL CAP VALUE             EMERGING MARKETS
                                                  PORTFOLIO                    PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                            ENDED          ENDED          ENDED           ENDED
                                           MAY 31,       NOV. 30,        MAY 31,        NOV. 30,
                                            2005           2004           2005            2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $    42,027    $    25,893    $    20,176    $    18,139
   Net Realized Gain (Loss) on
    Investment Securities Sold                64,514         61,932          9,739            251
   Net Realized Gain (Loss) on
    Foreign Currency Transactions               (404)           215           (855)        (1,457)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                        77,650        409,293         60,488        239,858
    Translation of Foreign Currency
      Denominated Amounts                       (332)           126            (24)            60
   Deferred Thailand Capital Gains Tax            --             --            109           (960)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                               183,455        497,459         89,633        255,891
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                     (19,794)       (38,344)        (9,480)       (19,202)
   Net Short-Term Gains                       (2,748)          (197)            --             --
   Net Long-Term Gains                       (58,588)        (8,285)            --             --
                                         -----------    -----------    -----------    -----------
    Total Distributions                      (81,130)       (46,826)        (9,480)       (19,202)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                           1,005,692        818,387        230,008        385,464
   Shares Issued in Lieu of Cash
    Distributions                             76,656         45,802          7,465         17,283
   Shares Redeemed                          (178,094)      (194,996)       (82,785)      (101,734)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               904,254        669,193        154,688        301,013
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)              1,006,579      1,119,826        234,841        537,702
NET ASSETS
   Beginning of Period                     2,215,523      1,095,697      1,131,778        594,076
                                         -----------    -----------    -----------    -----------
   End of Period                         $ 3,222,102    $ 2,215,523    $ 1,366,619    $ 1,131,778
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                              63,006         62,188         13,819         28,628
   Shares Issued in Lieu of
    Cash Distributions                         5,122          3,752            458          1,348
   Shares Redeemed                           (11,167)       (14,824)        (4,977)        (7,497)
                                         -----------    -----------    -----------    -----------
                                              56,961         51,116          9,300         22,479
                                         ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                   EMERGING MARKETS         EMERGING MARKETS
                                                       SMALL CAP               CORE EQUITY
                                                       PORTFOLIO               PORTFOLIO
                                              --------------------------    ----------------
                                              SIX MONTHS         YEAR
                                                 ENDED          ENDED       APRIL 5, 2005(1)
                                                MAY 31,        NOV. 30,            TO
                                                 2005            2004         MAY 31, 2005
                                              -----------    -----------    ----------------
                                              (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)               $     3,363    $     1,818    $            276
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                   --             --                  --
   Net Realized Gain (Loss) on
    Investment Securities Sold                      2,218          8,584                  (1)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                     (81)          (303)                (27)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                              2,436         26,593              (1,094)
    Translation of Foreign Currency
      Denominated Amounts                               6             33                  32
   Deferred Thailand Capital Gains Tax                 92            312                  (6)
                                              -----------    -----------    ----------------
   Net Increase (Decrease) in
    Net Assets Resulting from Operations            8,034         37,037                (820)
                                              -----------    -----------    ----------------
Distributions From:
   Net Investment Income                             (767)        (2,334)                 --
   Net Short-Term Gains                            (2,143)          (216)                 --
   Net Long-Term Gains                             (6,395)          (432)                 --
                                              -----------    -----------    ----------------
       Total Distributions                         (9,305)        (2,982)                 --
                                              -----------    -----------    ----------------
Capital Share Transactions (1):
   Shares Issued                                  109,049         99,556              55,656
   Shares Issued in Lieu of Cash
    Distributions                                   8,423          2,969                  --
   Shares Redeemed                                (17,323)       (30,905)               (232)
                                              -----------    -----------    ----------------
   Net Increase (Decrease) from
    Capital Share Transactions                    100,149         71,620              55,424
                                              -----------    -----------    ----------------
    Total Increase (Decrease)                      98,878        105,675              54,604
NET ASSETS
   Beginning of Period                            190,028         84,353                  --
                                              -----------    -----------    ----------------
   End of Period                              $   288,906    $   190,028    $         54,604
                                              ===========    ===========    ================

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                    9,279          9,869               5,643
   Shares Issued in Lieu of
    Cash Distributions                                751            317                  --
   Shares Redeemed                                 (1,482)        (3,223)                (24)
                                              -----------    -----------    ----------------
                                                    8,548          6,963               5,619
                                              ===========    ===========    ================

                                                                                      DFA
                                                     DFA ONE-YEAR                   TWO-YEAR
                                                     FIXED INCOME              GLOBAL FIXED INCOME
                                                       PORTFOLIO                    PORTFOLIO
                                              --------------------------    --------------------------
                                               SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                  ENDED         ENDED          ENDED          ENDED
                                                 MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                  2005           2004           2005           2004
                                              -----------    -----------    -----------    -----------
                                              (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)               $    23,582    $    24,725    $    13,527    $    20,008
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                   --          9,757             --         13,460
   Net Realized Gain (Loss) on
    Investment Securities Sold                     (2,158)        (3,878)          (682)          (372)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                      --             --             --             --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                773        (12,753)         3,080        (18,662)
    Translation of Foreign Currency
      Denominated Amounts                              --             --             --             --
   Deferred Thailand Capital Gains Tax                 --             --             --             --
                                              -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from Operations           22,197         17,851         15,925         14,434
                                              -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                          (23,949)       (24,460)       (13,613)       (22,447)
   Net Short-Term Gains                                --         (9,586)            --        (13,106)
   Net Long-Term Gains                                 --             --             --             --
                                              -----------    -----------    -----------    -----------
       Total Distributions                        (23,949)       (34,046)       (13,613)       (35,553)
                                              -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                  810,023      1,216,580        399,087        740,944
   Shares Issued in Lieu of Cash
    Distributions                                  22,520         31,872         13,550         35,364
   Shares Redeemed                               (477,672)      (948,419)      (257,222)      (275,289)
                                              -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions                    354,871        300,033        155,415        501,019
                                              -----------    -----------    -----------    -----------
    Total Increase (Decrease)                     353,119        283,838        157,727        479,900
NET ASSETS
   Beginning of Period                          1,738,574      1,454,736      1,674,972      1,195,072
                                              -----------    -----------    -----------    -----------
   End of Period                              $ 2,091,693    $ 1,738,574    $ 1,832,699    $ 1,674,972
                                              ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                   79,584        118,714         40,360         74,279
   Shares Issued in Lieu of
    Cash Distributions                              2,215          3,118          1,373          3,553
   Shares Redeemed                                (46,940)       (92,631)       (26,008)       (27,584)
                                              -----------    -----------    -----------    -----------
                                                   34,859         29,201         15,725         50,248
                                              ===========    ===========    ===========    ===========

----------
(1)  The Portfolio commenced operations on April 5, 2005.

               See accompanying Notes to the Financial Statements.

                                                                                    DFA
                                                 DFA FIVE-YEAR                   FIVE-YEAR
                                                   GOVERNMENT               GLOBAL FIXED INCOME
                                                   PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------
                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                              ENDED          ENDED          ENDED          ENDED
                                             MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                              2005           2004           2005           2004
                                           -----------    -----------    -----------    -----------
                                           (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)            $    10,143    $    15,105    $    22,226    $    34,954
   Net Realized Gain (Loss) on
    Investment Securities Sold                      --           (884)        (4,707)        (5,049)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                   --             --         16,353         (6,964)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                            (845)        (1,529)       (23,924)        11,559
    Translation of Foreign Currency
      Denominated Amounts                           --             --         19,080         (2,966)
                                           -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                   9,298         12,692         29,028         31,534
                                           -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                        (8,707)       (16,684)       (10,083)       (32,175)
   Net Short-Term Gains                             --             --             --         (7,366)
   Net Long-Term Gains                              --        (13,164)            --        (30,042)
                                           -----------    -----------    -----------    -----------
       Total Distributions                      (8,707)       (30,277)       (10,083)       (69,583)
                                           -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                               160,336        234,672        367,391        486,993
   Shares Issued in Lieu of Cash
    Distributions                                8,616         29,995          9,950         69,052
   Shares Redeemed                             (51,418)      (107,440)      (136,686)      (281,857)
                                           -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions                 117,534        157,227        240,655        274,188
                                           -----------    -----------    -----------    -----------
    Total Increase (Decrease)                  118,125        139,642        259,600        236,139
NET ASSETS
   Beginning of Period                         542,634        402,992      1,205,578        969,439
                                           -----------    -----------    -----------    -----------
   End of Period                           $   660,759    $   542,634    $ 1,465,178    $ 1,205,578
                                           ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                15,229         21,929         34,925         46,221
   Shares Issued in Lieu of
    Cash Distributions                             817          2,835            949          6,592
   Shares Redeemed                              (4,882)       (10,011)       (12,998)       (26,765)
                                           -----------    -----------    -----------    -----------
                                                11,164         14,753         22,876         26,048
                                           ===========    ===========    ===========    ===========

                                                     DFA
                                                 INTERMEDIATE                       DFA
                                                  GOVERNMENT                     SHORT-TERM
                                                 FIXED INCOME                  MUNICIPAL BOND
                                                   PORTFOLIO                      PORTFOLIO
                                           --------------------------    --------------------------
                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                              ENDED          ENDED          ENDED          ENDED
                                             MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                              2005           2004           2005           2004
                                           -----------    -----------    -----------    -----------
                                           (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)            $     9,465    $    16,093    $     4,422    $     5,359
   Net Realized Gain (Loss) on
    Investment Securities Sold                     725          1,129             --            (17)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                   --             --             --             --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                           2,739         (3,418)        (2,126)        (1,598)
    Translation of Foreign Currency
      Denominated Amounts                           --             --             --             --
                                           -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                  12,929         13,804          2,296          3,744
                                           -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                        (8,627)       (15,547)        (4,073)        (5,043)
   Net Short-Term Gains                             --           (630)            --             --
   Net Long-Term Gains                          (1,145)        (6,872)            --             --
                                           -----------    -----------    -----------    -----------
       Total Distributions                      (9,772)       (23,049)        (4,073)        (5,043)
                                           -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                79,355         94,918        125,573        221,275
   Shares Issued in Lieu of Cash
    Distributions                                9,652         22,843          3,978          4,959
   Shares Redeemed                             (26,117)       (51,642)       (51,680)       (56,615)
                                           -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions                  62,890         66,119         77,871        169,619
                                           -----------    -----------    -----------    -----------
    Total Increase (Decrease)                   66,047         56,874         76,094        168,320
NET ASSETS
   Beginning of Period                         373,108        316,234        381,709        213,389
                                           -----------    -----------    -----------    -----------
   End of Period                           $   439,155    $   373,108    $   457,803    $   381,709
                                           ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                 6,795          8,057         12,487         21,904
   Shares Issued in Lieu of
    Cash Distributions                             829          1,941            396            492
   Shares Redeemed                              (2,233)        (4,392)        (5,142)        (5,608)
                                           -----------    -----------    -----------    -----------
                                                 5,391          5,606          7,741         16,788
                                           ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      U.S. LARGE COMPANY PORTFOLIO
                                           ---------------------------------------------------------------------------------
                                           SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                             MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005          2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     34.59   $     31.16   $     27.56   $     33.51   $     38.70   $     41.08
                                           -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.28          0.61          0.47          0.42          0.42          0.43
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.55          3.31          3.57         (5.95)        (5.19)        (2.16)
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations              0.83          3.92          4.04         (5.53)        (4.77)        (1.73)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.38)        (0.49)        (0.44)        (0.42)        (0.42)        (0.40)
   Net Realized Gains                               --            --            --            --            --         (0.25)
   Tax Return of Capital                            --            --            --            --            --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (0.38)        (0.49)        (0.44)        (0.42)        (0.42)        (0.65)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     35.04   $     34.59   $     31.16   $     27.56   $     33.51   $     38.70
============================================================================================================================
Total Return                                      2.39%#       12.68%        14.90%       (16.64)%      (12.41)%       (4.33)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 1,743,617   $ 1,440,869   $ 1,017,265   $   775,769   $   851,921   $ 1,037,593
Ratio of Expenses to Average Net
   Assets**                                       0.15%*        0.15%         0.15%         0.15%         0.15%         0.15%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.30%*        0.30%         0.30%         0.30%         0.30%         0.32%
Ratio of Net Investment Income
   to Average Net Assets                          1.69%*        1.92%         1.66%         1.43%         1.16%         1.02%
Portfolio Turnover Rate of
   Master Fund Series                                3%#           2%            8%           11%            8%            8%

                                                                 ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                           ---------------------------------------------------------------------------------
                                           SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                             MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005          2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $      9.35   $      8.42   $      7.41   $      8.91   $     11.91   $     15.12
                                           -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.10          0.09          0.10          0.16          0.06          1.46
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.09          0.94          1.02         (1.52)        (1.27)        (2.00)
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations              0.19          1.03          1.12         (1.36)        (1.21)        (0.54)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.11)        (0.10)        (0.11)        (0.14)        (0.68)        (1.26)
   Net Realized Gains                               --            --            --            --         (0.75)        (1.41)
   Tax Return of Capital                            --            --            --            --         (0.36)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (0.11)        (0.10)        (0.11)        (0.14)        (1.79)        (2.67)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      9.43   $      9.35   $      8.42   $      7.41   $      8.91   $     11.91
============================================================================================================================
Total Return                                      1.98%#       12.28%        15.39%       (15.40)%      (11.90)%       (4.84)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   270,720   $   221,744   $   141,489   $   101,329   $    90,780   $    89,878
Ratio of Expenses to Average Net
   Assets**                                       0.35%*        0.37%         0.36%         0.37%         0.39%         0.40%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.35%*        0.37%         0.36%         0.37%         0.39%         0.40%
Ratio of Net Investment Income
   to Average Net Assets                          2.00%*        0.95%         1.32%         2.00%         0.36%        10.58%
Portfolio Turnover Rate of
   Master Fund Series                               45%#         125%          138%          183%          122%           71%

*   Annualized
#   Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                   U.S. LARGE CAP VALUE PORTFOLIO
                                           ---------------------------------------------------------------------------------
                                           SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                             MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005          2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     19.37   $     16.14   $     13.63   $     16.97   $     18.36   $     20.09
                                           -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.11          0.16          0.20          0.19          0.29          0.36
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.84          3.28          2.50         (1.51)         1.46          0.10
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations              0.95          3.44          2.70         (1.32)         1.75          0.46
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.12)        (0.21)        (0.19)        (0.21)        (0.30)        (0.36)
   Net Realized Gains                               --            --            --         (1.81)        (2.84)        (1.83)
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (0.12)        (0.21)        (0.19)        (2.02)        (3.14)        (2.19)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     20.20   $     19.37   $     16.14   $     13.63   $     16.97   $     18.36
============================================================================================================================
Total Return                                      4.91%#       21.48%        20.10%        (8.77)%       10.83%         2.85%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 3,218,966   $ 2,630,361   $ 1,709,428   $ 1,176,711   $ 1,166,611   $ 1,245,177
Ratio of Expenses to Average Net
   Assets**                                       0.30%*        0.32%         0.31%         0.32%         0.31%         0.33%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.30%*        0.32%         0.31%         0.32%         0.31%         0.33%
Ratio of Net Investment Income
   to Average Net Assets                          1.06%*        0.89%         1.46%         1.25%         1.59%         1.97%
Portfolio Turnover Rate of Master
   Fund Series                                       3%#           7%            7%            9%            6%           26%

                                                                     U.S. SMALL XM VALUE PORTFOLIO
                                           ---------------------------------------------------------------------------------
                                           SIX MONTHS       YEAR          YEAR          YEAR          YEAR        FEB. 23,
                                              ENDED         ENDED         ENDED         ENDED         ENDED          TO
                                             MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005          2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     17.09   $     15.14   $     12.41   $     13.03   $     11.06   $     10.00
                                           -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.95          0.86          0.05          0.07          0.14          0.15
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.77)         2.88          4.12          0.18          2.38          0.91
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations              0.18          3.74          4.17          0.25          2.52          1.06
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.96)        (0.90)        (0.09)        (0.12)        (0.18)           --
   Net Realized Gains                            (0.61)        (0.89)        (1.35)        (0.75)        (0.37)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (1.57)        (1.79)        (1.44)        (0.87)        (0.55)           --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     15.70   $     17.09   $     15.14   $     12.41   $     13.03   $     11.06
============================================================================================================================
Total Return                                      1.05%#       27.36%        38.43%         1.77%        23.77%        10.60%#
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   152,794   $   159,325   $    96,924   $    66,954   $    69,130   $    67,638
Ratio of Expenses to Average Net
   Assets**                                       0.48%*        0.50%         0.47%         0.50%         0.47%         0.50%*
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.48%*        0.48%         0.48%         0.52%         0.47%         0.85%*
Ratio of Net Investment Income
   to Average Net Assets                          1.48%*        0.27%         0.41%         0.73%         1.03%         8.77%*
Portfolio Turnover Rate of Master
   Fund Series                                      14%#          38%           43%           34%            8%           26%(a)

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
(a)  For the year ended November 30, 2000.

                 See accompanying Notes to Financial Statements.

                                                                    U.S. SMALL CAP VALUE PORTFOLIO
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                             MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005            2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     27.71     $     23.26   $     17.70   $     21.11   $     18.79   $     19.17
                                           -----------     -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income (Loss)                   0.41            0.30          0.08          0.08          0.12          0.12
   Net Gains (Losses)
    on Securities (Realized
    and Unrealized)                              (0.52)           5.73          7.21          0.19          3.95          1.11
                                           -----------     -----------   -----------   -----------   -----------   -----------
    Total From Investment
      Operations                                 (0.11)           6.03          7.29          0.27          4.07          1.23
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.43)          (0.38)        (0.07)        (0.12)        (0.13)        (0.10)
   Net Realized Gains                            (1.36)          (1.20)        (1.66)        (3.56)        (1.62)        (1.51)
   Tax Return of Capital                            --              --            --            --            --            --
                                           -----------     -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (1.79)          (1.58)        (1.73)        (3.68)        (1.75)        (1.61)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     25.81     $     27.71   $     23.26   $     17.70   $     21.11   $     18.79
==============================================================================================================================
Total Return                                     (0.50)%#        27.46%        45.92%         0.71%        23.47%         6.99%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 6,070,939     $ 5,795,166   $ 4,209,747   $ 2,972,651   $ 2,914,661   $ 2,633,943
Ratio of Expenses to Average
   Net Assets**                                   0.55%*          0.56%         0.56%         0.56%         0.56%         0.56%
Ratio of Net Investment Income
   to Average Net Assets                          0.81%*          0.04%         0.46%         0.42%         0.54%         0.60%
Portfolio Turnover Rate of Master
   Fund Series                                      14%#            26%           35%           30%           13%           32%

                                                                       U.S. SMALL CAP PORTFOLIO
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                             MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005            2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     19.13     $     16.52   $     11.97   $     14.43   $     14.27   $     14.68
                                           -----------     -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income (Loss)                   0.20            0.05          0.06          0.07          0.09          0.08
   Net Gains (Losses)
    on Securities (Realized
    and Unrealized)                              (0.49)           2.67          4.65         (1.16)         1.57          0.78
                                           -----------     -----------   -----------   -----------   -----------   -----------
    Total From Investment
      Operations                                 (0.29)           2.72          4.71         (1.09)         1.66          0.86
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.22)          (0.10)        (0.07)        (0.08)        (0.09)        (0.08)
   Net Realized Gains                               --              --         (0.09)        (1.29)        (1.41)        (1.19)
   Tax Return of Capital                            --           (0.01)           --            --            --            --
                                           -----------     -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (0.22)          (0.11)        (0.16)        (1.37)        (1.50)        (1.27)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     18.62     $     19.13   $     16.52   $     11.97   $     14.43   $     14.27
==============================================================================================================================
Total Return                                     (1.57)%#        16.59%        39.89%        (8.73)%       12.70%         6.09%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 2,273,679     $ 2,137,970   $ 1,134,027   $   646,872   $   784,278   $   585,873
Ratio of Expenses to Average
   Net Assets**                                   0.40%*          0.41%         0.42%         0.41%         0.42%         0.43%
Ratio of Net Investment Income
   to Average Net Assets                          0.51%*          0.22%         0.52%         0.47%         0.62%         0.63%
Portfolio Turnover Rate of Master
   Fund Series                                       9%#            16%           16%           34%           13%           38%

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                    U.S. MICRO CAP PORTFOLIO
                                           -----------------------------------------------
                                            SIX MONTHS           YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             MAY 31,           NOV. 30,          NOV. 30,
                                              2005               2004              2003
------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     15.06       $     13.34       $      9.07
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.25              0.19              0.03
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.63)             1.93              4.40
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                 (0.38)             2.12              4.43
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.26)            (0.22)            (0.02)
   Net Realized Gains                            (0.36)            (0.18)            (0.14)
                                           -----------       -----------       -----------
    Total Distributions                          (0.62)            (0.40)            (0.16)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     14.06       $     15.06       $     13.34
==========================================================================================
Total Return                                     (2.70)%#          16.34%            49.69%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 3,334,509       $ 3,214,520       $ 2,622,847
Ratio of Expenses to Average
   Net Assets                                     0.55%(a)*         0.56%(a)          0.56%(a)
Ratio of Net Investment Income to
   Average Net Assets                             0.21%*            0.06%             0.25%
Portfolio Turnover Rate                            N/A               N/A               N/A
Portfolio Turnover Rate of Master
   Fund Series                                      10%#              27%               19%

                                                    U.S. MICRO CAP PORTFOLIO
                                           -----------------------------------------------
                                               YEAR              YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             NOV. 30,          NOV. 30,          NOV. 30,
                                               2002              2001              2000
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                                  $     11.09       $     11.93       $     12.54
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.03              0.05              0.04
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.29)             1.59              0.61
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                 (0.26)             1.64              0.65
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.05)            (0.05)            (0.04)
   Net Realized Gains                            (1.71)            (2.43)            (1.22)
                                           -----------       -----------       -----------
    Total Distributions                          (1.76)            (2.48)            (1.26)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      9.07       $     11.09       $     11.93
==========================================================================================
Total Return                                     (3.31)%           17.22%             5.36%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 1,609,472       $ 1,606,367       $ 1,443,412
Ratio of Expenses to Average
   Net Assets                                     0.56%(a)          0.56%(a)          0.56%(a)
Ratio of Net Investment Income to
   Average Net Assets                             0.24%             0.41%             0.34%
Portfolio Turnover Rate                            N/A               N/A               N/A
Portfolio Turnover Rate of Master
   Fund Series                                      19%               14%               37%

                                                 DFA REAL ESTATE SECURITIES PORTFOLIO
                                           -----------------------------------------------
                                            SIX MONTHS           YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                              MAY 31,          NOV. 30,          NOV. 30,
                                               2005              2004              2003
------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     23.02       $     18.80       $     14.91
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.52              0.62              0.64
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.98              4.47              4.08
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                  1.50              5.09              4.72
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.67)            (0.71)            (0.75)
   Net Realized Gains                            (0.56)            (0.16)            (0.08)
                                           -----------       -----------       -----------
    Total Distributions                          (1.23)            (0.87)            (0.83)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     23.29       $     23.02       $     18.80
==========================================================================================
Total Return                                      6.66%#           29.44%            33.48%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 1,543,595       $ 1,308,898       $   783,405
Ratio of Expenses to Average
   Net Assets                                     0.37%*            0.39%             0.41%
Ratio of Net Investment Income to
   Average Net Assets                             4.14%*            3.61%             4.19%
Portfolio Turnover Rate                              1%#               6%                2%
Portfolio Turnover Rate of Master
   Fund Series                                     N/A+              N/A+              N/A+

                                                 DFA REAL ESTATE SECURITIES PORTFOLIO
                                           -----------------------------------------------
                                               YEAR              YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             NOV. 30,          NOV. 30,          NOV. 30,
                                               2002              2001              2000
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                                  $     15.02       $     13.51       $     11.50
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.54              0.82              0.76
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.18              1.49              1.90
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                  0.72              2.31              2.66
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.75)            (0.80)            (0.65)
   Net Realized Gains                            (0.08)               --                --
                                           -----------       -----------       -----------
    Total Distributions                          (0.83)            (0.80)            (0.65)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     14.91       $     15.02       $     13.51
==========================================================================================
Total Return                                      5.36%            17.76%            24.49%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $   413,264       $   283,732       $   210,231
Ratio of Expenses to Average
   Net Assets                                     0.42%             0.43%             0.45%
Ratio of Net Investment Income to
   Average Net Assets                             4.71%             5.55%             6.06%
Portfolio Turnover Rate                              2%                6%                7%
Portfolio Turnover Rate of Master
   Fund Series                                     N/A+              N/A+              N/A+

*    Annualized
#    Non-annualized
(a) For the U.S. Micro Cap Portfolio, the expense ratios represent the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.
N/A+ Not applicable, as the DFA Real Estate Securities Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                  LARGE CAP INTERNATIONAL PORTFOLIO
                                           -----------------------------------------------
                                            SIX MONTHS           YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             MAY 31,           NOV. 30,          NOV. 30,
                                              2005               2004              2003
------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     17.31       $     14.65       $     12.10
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.27              0.31              0.25
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.03)             2.86              2.51
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                  0.24              3.17              2.76
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.18)            (0.51)            (0.21)
   Net Realized Gains                               --                --                --
                                           -----------       -----------       -----------
    Total Distributions                          (0.18)            (0.51)            (0.21)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     17.37       $     17.31       $     14.65
==========================================================================================
Total Return                                      1.37%#           22.09%            23.32%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $   952,097       $   844,883       $   504,123
Ratio of Expenses to Average
   Net Assets                                     0.38%*            0.41%             0.43%
Ratio of Net Investment Income to
   Average Net Assets                             3.07%*            2.07%             2.10%
Portfolio Turnover Rate                              2%#               1%                1%

                                                  LARGE CAP INTERNATIONAL PORTFOLIO
                                           -----------------------------------------------
                                               YEAR              YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             NOV. 30,          NOV. 30,          NOV. 30,
                                               2002              2001              2000
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                                  $     13.90       $     17.30       $     19.41
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.22              0.25              0.23
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (1.79)            (3.38)            (1.96)
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                 (1.57)            (3.13)            (1.73)
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.23)            (0.22)            (0.21)
   Net Realized Gains                               --             (0.05)            (0.17)
                                           -----------       -----------       -----------
    Total Distributions                          (0.23)            (0.27)            (0.38)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     12.10       $     13.90       $     17.30
==========================================================================================
Total Return                                    (11.50)%          (18.42)%           (9.19)%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $   337,367       $   344,871       $   358,638
Ratio of Expenses to Average
   Net Assets                                     0.44%             0.45%             0.47%
Ratio of Net Investment Income to
   Average Net Assets                             1.74%             1.65%             1.21%
Portfolio Turnover Rate                              9%                4%                1%

                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                           -----------------------------------------------
                                            SIX MONTHS           YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             MAY 31,           NOV. 30,          NOV. 30,
                                              2005               2004              2003
------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     14.12       $     11.00       $      7.41
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.17              0.22              0.16
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.59              3.24              3.57
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                  0.76              3.46              3.73
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.10)            (0.34)            (0.14)
   Net Realized Gains                            (0.33)               --                --
                                           -----------       -----------       -----------
    Total Distributions                          (0.43)            (0.34)            (0.14)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     14.45       $     14.12       $     11.00
==========================================================================================
Total Return                                      5.52%#           32.10%            51.28%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 2,041,506       $ 1,658,285       $   909,887
Ratio of Expenses to Average
   Net Assets                                     0.65%(a)*         0.69%(a)          0.71%(a)
Ratio of Net Investment Income to
   Average Net Assets                             2.36%*            1.82%             1.97%
Portfolio Turnover Rate                            N/A               N/A               N/A

                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                           -----------------------------------------------
                                               YEAR              YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             NOV. 30,          NOV. 30,          NOV. 30,
                                               2002              2001              2000
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                                  $      7.67       $      8.49       $      9.13
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.14              0.15              0.17
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.25)            (0.67)            (0.62)
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                 (0.11)            (0.52)            (0.45)
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.15)            (0.17)            (0.19)
   Net Realized Gains                               --             (0.13)               --
                                           -----------       -----------       -----------
    Total Distributions                          (0.15)            (0.30)            (0.19)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      7.41       $      7.67       $      8.49
==========================================================================================
Total Return                                     (1.39)%           (6.36)%           (5.01)%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $   464,578       $   356,200       $   309,060
Ratio of Expenses to Average
   Net Assets                                     0.71%(a)          0.72%(a)          0.71%(a)
Ratio of Net Investment Income to
   Average Net Assets                             1.83%             2.02%             2.10%
Portfolio Turnover Rate                            N/A               N/A               N/A

*    Annualized
#    Non-annualized
(a) For the International Small Company Portfolio, the expense ratios represent the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                    JAPANESE SMALL COMPANY PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     13.99    $     10.80    $      7.49    $      8.42    $      9.90    $     11.11
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.14           0.22           0.05           0.06           0.09           0.10
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     1.04           3.16           3.35          (0.90)         (1.46)         (1.24)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              1.18           3.38           3.40          (0.84)         (1.37)         (1.14)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.16)         (0.19)         (0.09)         (0.09)         (0.11)         (0.07)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.16)         (0.19)         (0.09)         (0.09)         (0.11)         (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     15.01    $     13.99    $     10.80    $      7.49    $      8.42    $      9.90
=================================================================================================================================
Total Return                                      8.54%#        31.79%         46.01%         (9.96)%       (13.94)%       (10.23)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   108,546    $    65,879    $    22,713    $    51,819    $    76,570    $   101,115
Ratio of Expenses to Average
   Net Assets**                                   0.69%*         0.73%          0.75%          0.74%          0.74%          0.72%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.69%*         0.79%          0.85%          0.75%          0.74%          0.72%
Ratio of Net Investment Income to
   Average Net Assets                             1.56%*         1.01%          1.18%          0.76%          0.93%          0.93%
Portfolio Turnover Rate of Master
   Fund Series                                       2%#            5%            16%             5%             9%             5%

                                                                        PACIFIC RIM SMALL COMPANY PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     14.54    $     12.10    $      7.92    $      7.70    $      7.89    $      9.76
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.33           0.50          (0.13)          0.24           0.25           0.34
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.61)          2.58           4.69           0.27          (0.06)         (1.80)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations             (0.28)          3.08           4.56           0.51           0.19          (1.46)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.31)         (0.64)         (0.38)         (0.29)         (0.38)         (0.41)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.31)         (0.64)         (0.38)         (0.29)         (0.38)         (0.41)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     13.95    $     14.54    $     12.10    $      7.92    $      7.70    $      7.89
=================================================================================================================================
Total Return                                     (1.97)%#       26.73%         60.57%          6.92%          2.32%        (15.65)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    30,456    $    26,735    $    20,378    $    54,185    $    74,185    $    88,307
Ratio of Expenses to Average
   Net Assets**                                   0.75%*         0.80%          0.78%          0.79%          0.75%          0.74%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.86%*         0.96%          0.88%          0.80%          0.75%          0.74%
Ratio of Net Investment Income to
   Average Net Assets                             3.29%*         3.29%          2.87%          3.23%          3.18%          3.64%
Portfolio Turnover Rate of Master
   Fund Series                                       3%#           11%            15%            26%            10%             7%

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                   UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005            2004           2003           2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     23.47    $     19.26    $     14.24    $     16.23    $     19.31    $     24.22
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.27           0.48           0.62           0.50           0.47           0.65
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.31           4.87           5.26          (1.23)         (1.26)         (1.89)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.58           5.35           5.88          (0.73)         (0.79)         (1.24)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.24)         (1.14)         (0.54)         (0.48)         (0.63)         (0.82)
   Net Realized Gains                            (1.02)            --          (0.32)         (0.78)         (1.66)         (2.85)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (1.26)         (1.14)         (0.86)         (1.26)         (2.29)         (3.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     22.79    $     23.47    $     19.26    $     14.24    $     16.23    $     19.31
=================================================================================================================================
Total Return                                      2.38%#        29.05%         44.01%         (5.13)%        (5.36)%        (6.57)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    16,933    $    15,816    $    12,209    $    28,985    $    41,143    $    56,400
Ratio of Expenses to Average Net
   Assets**                                       0.70%*         0.74%          0.73%          0.73%          0.74%          0.73%
Ratio of Expenses to Average
   Net Assets (excluding waivers
   and assumption of expenses and/or
   recovery of previously waived fees)**          0.93%*         1.04%          0.96%          0.80%          0.79%          0.74%
Ratio of Net Investment Income
   to Average Net Assets                          2.21%*         2.21%          2.83%          2.55%          2.38%          2.59%
Portfolio Turnover Rate of Master
   Fund Series                                       5%#            7%             7%             6%            14%            11%

                                                                     CONTINENTAL SMALL COMPANY PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005            2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     14.12    $     12.60    $      8.93    $      9.96    $     12.33    $     14.29
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.14           0.17           0.49           0.23           0.27           0.33
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.89           3.64           3.83           0.02          (0.85)         (0.01)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              1.03           3.81           4.32           0.25          (0.58)          0.32
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.17)         (0.50)         (0.22)         (0.27)         (0.32)         (0.25)
   Net Realized Gains                            (0.53)         (1.79)         (0.43)         (1.01)         (1.47)         (2.03)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.70)         (2.29)         (0.65)         (1.28)         (1.79)         (2.28)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     14.45    $     14.12    $     12.60    $      8.93    $      9.96    $     12.33
=================================================================================================================================
Total Return                                      7.52%#        35.91%         52.10%          2.71%         (5.85)%         2.26%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    45,586    $    33,839    $    24,376    $    60,743    $    82,883    $   110,220
Ratio of Expenses to Average Net
   Assets**                                       0.71%*         0.73%          0.77%          0.78%          0.76%          0.72%
Ratio of Expenses to Average
   Net Assets (excluding waivers
   and assumption of expenses and/or
   recovery of previously waived fees)**          0.79%*         0.87%          0.88%          0.78%          0.76%          0.72%
Ratio of Net Investment Income
   to Average Net Assets                          2.73%*         1.56%          2.07%          1.84%          2.28%          1.92%
Portfolio Turnover Rate of Master
   Fund Series                                       3%#            9%            11%            12%            12%             9%

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                            DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                           ---------------------------------------------
                                            SIX MONTHS          YEAR             YEAR
                                              ENDED            ENDED            ENDED
                                             MAY 31,          NOV. 30,         NOV. 30,
                                              2005              2004             2003
----------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     15.16      $     11.52      $      7.42
                                           -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.24             0.23             0.16
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.99             3.85             4.09
                                           -----------      -----------      -----------
    Total From Investment Operations              1.23             4.08             4.25
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.13)           (0.35)           (0.15)
   Net Realized Gains                            (0.40)           (0.09)              --
                                           -----------      -----------      -----------
    Total Distributions                          (0.53)           (0.44)           (0.15)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     15.86      $     15.16      $     11.52
========================================================================================
Total Return                                      8.33%#          36.34%           58.44%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 3,222,102      $ 2,215,523      $ 1,095,697
Ratio of Expenses to Average Net
   Assets                                         0.75%*           0.78%            0.81%
Ratio of Net Investment Income
   to Average Net Assets                          2.97%*           1.63%            1.75%
Portfolio Turnover Rate                              5%#             10%              10%
Portfolio Turnover Rate of Master Fund
   Series                                          N/A+             N/A+             N/A+

                                            DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                           ---------------------------------------------
                                               YEAR             YEAR            YEAR
                                              ENDED            ENDED           ENDED
                                             NOV. 30,         NOV. 30,        NOV. 30,
                                               2002              2001           2000
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $      7.39      $      7.84      $      8.49
                                           -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.15             0.19             0.18
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.06            (0.20)           (0.63)
                                           -----------      -----------      -----------
    Total From Investment Operations              0.21            (0.01)           (0.45)
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.18)           (0.18)           (0.20)
   Net Realized Gains                               --            (0.26)              --
                                           -----------      -----------      -----------
    Total Distributions                          (0.18)           (0.44)           (0.20)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      7.42      $      7.39      $      7.84
========================================================================================
Total Return                                      2.95%           (0.15)%          (5.36)%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   576,537      $   492,911      $   472,235
Ratio of Expenses to Average Net
   Assets                                         0.83%            0.83%            0.82%
Ratio of Net Investment Income
   to Average Net Assets                          1.87%            2.36%            2.28%
Portfolio Turnover Rate                             21%              13%              16%
Portfolio Turnover Rate of Master Fund
   Series                                          N/A+             N/A+             N/A+

                                                    EMERGING MARKETS PORTFOLIO
                                           ---------------------------------------------
                                            SIX MONTHS          YEAR             YEAR
                                              ENDED            ENDED            ENDED
                                             MAY 31,          NOV. 30,         NOV. 30,
                                              2005              2004            2003
----------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     15.61      $     11.87      $      8.65
                                           -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.24             0.27             0.16
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.98             3.80             3.18
                                           -----------      -----------      -----------
    Total From Investment Operations              1.22             4.07             3.34
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.13)           (0.33)           (0.12)
   Net Realized Gains                               --               --               --
                                           -----------      -----------      -----------
    Total Distributions                          (0.13)           (0.33)           (0.12)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     16.70      $     15.61      $     11.87
========================================================================================
Total Return                                      7.83%#          34.95%           39.13%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 1,366,619      $ 1,131,778      $   594,076
Ratio of Expenses to Average Net
   Assets                                         0.69%*(a)        0.74%(a)         0.78%(a)
Ratio of Net Investment Income
   to Average Net Assets                          3.16%*           2.20%            1.79%
Portfolio Turnover Rate                            N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund
   Series                                            2%#              2%               1%

                                                    EMERGING MARKETS PORTFOLIO
                                           ---------------------------------------------
                                               YEAR             YEAR            YEAR
                                              ENDED            ENDED           ENDED
                                             NOV. 30,         NOV. 30,        NOV. 30,
                                               2002              2001           2000
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $      8.62      $      9.52      $     12.37
                                           -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.10             0.12             0.11
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.05            (0.96)           (2.86)
                                           -----------      -----------      -----------
    Total From Investment Operations              0.15            (0.84)           (2.75)
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.12)           (0.06)           (0.10)
   Net Realized Gains                               --               --               --
                                           -----------      -----------      -----------
    Total Distributions                          (0.12)           (0.06)           (0.10)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      8.65      $      8.62      $      9.52
========================================================================================
Total Return                                      1.71%           (8.95)%         (22.49)%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   333,866      $   298,036      $   286,152
Ratio of Expenses to Average Net
   Assets                                         0.78%(a)         0.90%(a)         0.90%(a)
Ratio of Net Investment Income
   to Average Net Assets                          1.20%            1.50%            0.90%
Portfolio Turnover Rate                            N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund
   Series                                            8%               6%              12%

*    Annualized
#    Non-annualized
(a) For the Emerging Markets Portfolio, the expense ratios represent the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.
N/A+ Not applicable, as the DFA International Small Cap Value Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                            EMERGING MARKETS SMALL CAP PORTFOLIO
                                                                       ---------------------------------------------
                                                                        SIX MONTHS         YEAR             YEAR
                                                                           ENDED           ENDED            ENDED
                                                                          MAY 31,         NOV. 30,         NOV. 30,
                                                                           2005            2004             2003
--------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)
Net Asset Value, Beginning of Period                                   $     11.44      $      8.74      $      5.89
                                                                       -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                               0.14             0.11             0.10
   Net Gains (Losses) on Securities (Realized and Unrealized)                 0.43             2.85             2.88
                                                                       -----------      -----------      -----------
    Total From Investment Operations                                          0.57             2.96             2.98
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                     (0.04)           (0.19)           (0.07)
   Net Realized Gains                                                        (0.49)           (0.07)           (0.06)
                                                                       -----------      -----------      -----------
    Total Distributions                                                      (0.53)           (0.26)           (0.13)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $     11.48      $     11.44      $      8.74
====================================================================================================================
Total Return                                                                  5.13%#          34.55%           51.84%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                  $   288,906      $   190,028      $    84,353
Ratio of Expenses to Average Net Assets                                       0.97%*(a)        1.04%(a)         1.12%(a)
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)          0.97%*(a)        1.04%(a)         1.12%(a)
Ratio of Net Investment Income to Average Net Assets                          2.71%*           1.41%            1.81%
Portfolio Turnover Rate                                                        N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund Series                                    2%#             11%               6%
--------------------------------------------------------------------------------------------------------------------

                                                                            EMERGING MARKETS SMALL CAP PORTFOLIO
                                                                       ---------------------------------------------
                                                                          YEAR              YEAR             YEAR
                                                                         ENDED             ENDED            ENDED
                                                                        NOV. 30,          NOV. 30,         NOV. 30,
                                                                          2002              2001             2000
                                                                       ---------------------------------------------
Net Asset Value, Beginning of Period                                   $      5.33      $      6.79      $     14.88
                                                                       -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                               0.06             0.10             0.12
   Net Gains (Losses) on Securities (Realized and Unrealized)                 0.54            (0.65)           (1.68)
                                                                       -----------      -----------      -----------
    Total From Investment Operations                                          0.60            (0.55)           (1.56)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                     (0.04)           (0.06)           (0.15)
   Net Realized Gains                                                           --            (0.85)           (6.38)
                                                                       -----------      -----------      -----------
    Total Distributions                                                      (0.04)           (0.91)           (6.53)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $      5.89      $      5.33      $      6.79
====================================================================================================================
Total Return                                                                 11.23%           (9.44)%         (23.38)%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                  $    26,516      $    15,172      $    10,992
Ratio of Expenses to Average Net Assets                                       1.20%(a)         1.56%(a)         1.56%(a)
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)          1.20%(a)         1.56%(a)         1.56%(a)
Ratio of Net Investment Income to Average Net Assets                          1.31%            1.18%            0.77%
Portfolio Turnover Rate                                                        N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund Series                                   16%              14%              20%
--------------------------------------------------------------------------------------------------------------------

                                                                       EMERGING MARKETS
                                                                          CORE EQUITY
                                                                           PORTFOLIO
                                                                       -----------------
                                                                         FOR THE PERIOD
                                                                        APRIL 5, 2005(1)
                                                                               TO
                                                                          MAY 31, 2005
                                                                       -----------------
                                                                          (UNAUDITED)
Net Asset Value, Beginning of Period                                   $           10.00
                                                                       -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                     0.04
   Net Gains (Losses) on Securities (Realized and Unrealized)                      (0.32)
                                                                       -----------------
    Total From Investment Operations                                               (0.28)
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                              --
   Net Realized Gains                                                                 --
                                                                       -----------------
    Total Distributions                                                               --
----------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $            9.72
========================================================================================
Total Return                                                                       (2.80)%#
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                  $          54,604
Ratio of Expenses to Average Net Assets                                             1.38%*
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)                1.92%*
Ratio of Net Investment Income to Average Net Assets                                5.08%*
Portfolio Turnover Rate                                                                0%#
Portfolio Turnover Rate of Master Fund Series                                        N/A+
----------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(1)  Commencement of operations.
(a) For the Emerging Markets Small Cap Portfolio, the expense ratios represent the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to Master Fund Series.
N/A+ Not applicable, as the Emerging Markets Core Equity Portfolio is a stand alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     10.20    $     10.30    $     10.39    $     10.31    $     10.21    $     10.17
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.12           0.25           0.16           0.27           0.51           0.60
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.01)         (0.10)          0.03           0.08           0.11           0.04
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.11           0.15           0.19           0.35           0.62           0.64
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.12)         (0.25)         (0.16)         (0.27)         (0.52)         (0.60)
   Net Realized Gains                               --             --          (0.12)            --             --             --
   Tax Return of Capital                            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.12)         (0.25)         (0.28)         (0.27)         (0.52)         (0.60)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     10.19    $     10.20    $     10.30    $     10.39    $     10.31    $     10.21
=================================================================================================================================
Total Return                                      1.12%#         1.08%          1.85%          3.43%          6.21%          6.49%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 2,091,693    $ 1,738,574    $ 1,454,736    $   992,307    $   739,847    $   725,284
Ratio of Expenses to Average Net
   Assets**                                       0.20%*         0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of Net Investment Income
   to Average Net Assets                          2.36%*         1.40%          1.45%          2.56%          5.04%          5.90%
Portfolio Turnover Rate of Master
   Fund Series                                      39%#          154%           143%           154%            55%            35%

                                                                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $      9.92    $     10.08    $     10.19    $      9.95    $     10.05    $     10.31
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.08           0.25           0.22           0.25           0.19           1.01
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.01          (0.14)          0.01           0.20           0.45          (0.41)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.09           0.11           0.23           0.45           0.64           0.60
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.08)         (0.27)         (0.34)         (0.21)         (0.56)         (0.86)
   Net Realized Gains                               --             --             --             --             --             --
   Tax Return of Capital                            --             --             --             --          (0.18)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.08)         (0.27)         (0.34)         (0.21)         (0.74)         (0.86)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      9.93    $      9.92    $     10.08    $     10.19    $      9.95    $     10.05
=================================================================================================================================
Total Return                                      0.90%#         1.08%          2.26%          4.54%          6.75%          6.18%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 1,832,699    $ 1,674,972    $ 1,195,072    $   799,214    $   596,119    $   518,491
Ratio of Expenses to Average Net
   Assets**                                       0.21%*         0.23%          0.25%          0.25%          0.27%          0.27%
Ratio of Net Investment Income
   to Average Net Assets                          1.56%*         1.35%          1.68%          2.58%          1.34%          9.97%
Portfolio Turnover Rate of Master
   Fund Series                                      39%#          131%           144%           138%           113%            73%

*    Annualized
#    Non-annualized
** Represents the combined ratio for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                     DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     10.64    $     11.11    $     11.05    $     10.56    $     10.32    $     10.26
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.17           0.33           0.34           0.41           0.49           0.59
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.02)         (0.01)          0.10           0.51           0.32           0.01
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.15           0.32           0.44           0.92           0.81           0.60
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income                         (0.16)         (0.41)         (0.38)         (0.43)         (0.57)         (0.54)
   Net Realized Gains                               --          (0.38)            --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.16)         (0.79)         (0.38)         (0.43)         (0.57)         (0.54)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     10.63    $     10.64    $     11.11    $     11.05    $     10.56    $     10.32
=================================================================================================================================
Total Return                                      1.46%#         3.02%          4.02%          9.06%          8.18%          6.16%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   660,759    $   542,634    $   402,992    $   315,290    $   243,880    $   218,557
Ratio of Expenses to Average Net Assets           0.26%*         0.27%          0.27%          0.26%          0.27%          0.28%
Ratio of Net Investment Income to
  Average Net Assets                              3.40%*         3.21%          3.20%          4.09%          4.79%          5.75%
Portfolio Turnover Rate                              0%#           45%           149%            19%           189%            60%

                                                                 DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     10.50    $     10.92    $     10.93    $     10.50    $     10.50    $     10.53
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.29           0.26           0.33           0.33           0.50           0.61
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.07)          0.06           0.15           0.44           0.22             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.22           0.32           0.48           0.77           0.72           0.61
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income                         (0.08)         (0.32)         (0.39)         (0.33)         (0.72)         (0.64)
   Net Realized Gains                               --          (0.42)         (0.10)         (0.01)            --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.08)         (0.74)         (0.49)         (0.34)         (0.72)         (0.64)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     10.64    $     10.50    $     10.92    $     10.93    $     10.50    $     10.50
=================================================================================================================================
Total Return                                      2.13%#         3.04%          4.45%          7.55%          7.23%          6.09%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 1,465,178    $ 1,205,578    $   969,439    $   761,717    $   628,936    $   517,325
Ratio of Expenses to Average Net Assets           0.33%*         0.34%          0.34%          0.35%          0.37%          0.38%
Ratio of Net Investment Income to
  Average Net Assets                              3.39%*         3.12%          3.23%          4.09%          4.04%          4.15%
Portfolio Turnover Rate                             32%#           90%           103%            79%           113%            80%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                               2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     11.79    $     12.14    $     12.39    $     11.90    $     11.18    $     10.84
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.27           0.55           0.62           0.65           0.65           0.63
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.09          (0.05)         (0.02)          0.48           0.71           0.38
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.36           0.50           0.60           1.13           1.36           1.01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.26)         (0.56)         (0.65)         (0.64)         (0.64)         (0.63)
   Net Realized Gains                            (0.04)         (0.29)         (0.20)            --             --          (0.04)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.30)         (0.85)         (0.85)         (0.64)         (0.64)         (0.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     11.85    $     11.79    $     12.14    $     12.39    $     11.90    $     11.18
=================================================================================================================================
Total Return                                      3.09%#         4.21%          4.86%          9.95%         12.57%          9.75%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   439,155    $   373,108    $   316,234    $   300,059    $   310,661    $   286,444
Ratio of Expenses to Average Net Assets           0.16%*         0.17%          0.17%          0.16%          0.16%          0.18%
Ratio of Expenses to Average Net Assets
   (excluding waivers and assumption of
   expenses and/or recovery of
   previously waived fees)                        0.16%*         0.17%          0.17%          0.16%          0.16%          0.18%
Ratio of Net Investment Income to
   Average Net Assets                             4.66%*         4.72%          4.91%          5.37%          5.60%          6.00%
Portfolio Turnover Rate                              4%#            6%            23%            14%            17%             8%

                                                   DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                           --------------------------------------------------------
                                            SIX MONTHS        YEAR           YEAR         AUG. 20
                                              ENDED          ENDED          ENDED           TO
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004            2003          2002
---------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     10.09    $     10.13    $      9.97    $     10.00
                                           -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.10           0.17           0.16           0.04
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.05)         (0.04)          0.15          (0.04)
                                           -----------    -----------    -----------    -----------
    Total From Investment Operations              0.05           0.13           0.31              --
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.10)         (0.17)         (0.15)         (0.03)
   Net Realized Gains                               --             --             --              --
                                           -----------    -----------    -----------    -----------
    Total Distributions                          (0.10)         (0.17)         (0.15)         (0.03)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     10.04    $     10.09    $     10.13    $      9.97
===================================================================================================
Total Return                                      0.48%#         1.27%          3.17%         (0.03)%#
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   457,803    $   381,709    $   213,389    $    78,819
Ratio of Expenses to Average Net Assets           0.30%*         0.30%          0.30%          0.30%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and assumption of
   expenses and/or recovery of
   previously waived fees)                        0.30%*         0.33%          0.34%          0.75%*
Ratio of Net Investment Income to
   Average Net Assets                             2.09%*         1.73%          1.60%          1.71%*
Portfolio Turnover Rate                              0%#            6%             0%             0%*#

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-four of the Fund's thirty-seven portfolios (the "Portfolios") are included in this report. Of the remaining thirteen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report and seven are presented individually in separate reports.

     The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                        PERCENTAGE
                                                                                                         OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                              SERIES (MASTER FUNDS)                            AT 05/31/05
-------------------------                              ---------------------                            -----------
U.S. Large Company Portfolio                           The U.S. Large Company Series                            45%
Enhanced U.S. Large Company Portfolio                  The Enhanced U.S. Large Company Series                  100%
U.S. Large Cap Value Portfolio                         The U.S. Large Cap Value Series                          67%
U.S. Small XM Value Portfolio                          The U.S. Small XM Value Series                           80%
U.S. Small Cap Value Portfolio                         The U.S. Small Cap Value Series                          92%
U.S. Small Cap Portfolio                               The U.S. Small Cap Series                                91%
U.S. Micro Cap Portfolio                               The U.S. Micro Cap Series                               100%
International Small Company Portfolio                  The Japanese Small Company Series                        81%
                                                       The Pacific Rim Small Company Series                     85%
                                                       The United Kingdom Small Company Series                  90%
                                                       The Continental Small Company Series                     88%
Japanese Small Company Portfolio                       The Japanese Small Company Series                        14%
Pacific Rim Small Company Portfolio                    The Pacific Rim Small Company Series                      9%
United Kingdom Small Company Portfolio                 The United Kingdom Small Company Series                   4%
Continental Small Company Portfolio                    The Continental Small Company Series                      6%
Emerging Markets Portfolio                             The Emerging Markets Series                              97%
Emerging Markets Small Cap Portfolio                   The Emerging Markets Small Cap Series                    85%
DFA One-Year Fixed Income Portfolio                    The DFA One-Year Fixed Income Series                    100%
DFA Two-Year Global Fixed Income Portfolio             The DFA Two-Year Global Fixed Income Series              97%

     Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated), invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short-term temporary cash investments.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by the Large Cap International Portfolio, DFA International Small Cap Value Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Portfolios' investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Portfolios accrue for taxes on the capital gains throughout the holding period of the underlying securities.

C.  INVESTMENT ADVISOR AND ADMINISTRATOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

     For the six months ended May 31, 2005, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            DFA Real Estate Securities Portfolio                                          0.30 of 1%
            Large Cap International Portfolio                                             0.25 of 1%
            DFA International Small Cap Value Portfolio                                   0.65 of 1%
            Emerging Markets Core Equity Portfolio                                        0.55 of 1%
            DFA Five-Year Government Portfolio                                            0.20 of 1%
            DFA Five-Year Global Fixed Income Portfolio                                   0.25 of 1%
            DFA Intermediate Government Fixed Income Portfolio                            0.10 of 1%
            DFA Short-Term Municipal Bond Portfolio                                       0.20 of 1%

     For the six months ended May 31, 2005, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

            U.S. Large Company Portfolio                                                 0.125 of 1%
            Enhanced U.S. Large Company Portfolio                                         0.15 of 1%
            U.S. Large Cap Value Portfolio                                                0.15 of 1%
            U.S. Small XM Value Portfolio                                                 0.30 of 1%
            U.S. Small Cap Value Portfolio                                                0.30 of 1%
            U.S. Small Cap Portfolio                                                      0.32 of 1%
            U.S. Micro Cap Portfolio                                                      0.40 of 1%
            International Small Company Portfolio                                         0.40 of 1%
            Japanese Small Company Portfolio                                              0.40 of 1%
            Pacific Rim Small Company Portfolio                                           0.40 of 1%
            United Kingdom Small Company Portfolio                                        0.40 of 1%
            Continental Small Company Portfolio                                           0.40 of 1%
            Emerging Markets Portfolio                                                    0.40 of 1%
            Emerging Markets Small Cap Portfolio                                          0.45 of 1%
            DFA One-Year Fixed Income Portfolio                                           0.10 of 1%
            DFA Two-Year Global Fixed Income Portfolio                                    0.10 of 1%

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio, and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio, 0.50% for the U.S. Small XM Value Portfolio, and 1.00% for the Emerging Markets Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year unless terminated by the Fund or the Advisor. At May 31, 2005, U.S. Large Company Portfolio had approximately $4,912,200 of previously waived fees subject to future reimbursement to the

Advisor over various periods not exceeding May 31, 2008. The U.S. Small XM Value Portfolio and Emerging Markets Portfolio had no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has agreed to waive its administration fee for the Enhanced U.S. Large Company Portfolio to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The Enhanced U.S. Large Company Series) exceed 0.45% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, there were no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, there were no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of its master fund. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of its average net assets on an annualized basis. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, for the Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio there were approximately $64,200, $93,000, $98,200, and $88,500, respectively, of previously waived fees subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2008.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for Emerging Markets Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee to reduce the Portfolio's expenses up to the amount of its total management fee when the Portfolio's total operating expenses exceed 1.00% of the Portfolio's average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 1.00% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's expenses to exceed 1.00% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 5, 2005 (commencement of operations) to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, Emerging Markets Core Equity Portfolio, had approximately $29,600 of waived fees subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2008.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive its management fee to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, DFA Short-Term Municipal Bond Portfolio had approximately $138,000 of previously waived fees subject to future reimbursement over various periods not exceeding May 31, 2008.

     Certain officers of the Fund are also officers and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

           U.S. Large Company Portfolio                                   $  24,716
           Enhanced U.S. Large Company Portfolio                              3,773
           U.S. Large Cap Value Portfolio                                    45,174
           U.S. Small XM Value Portfolio                                      2,492
           U.S. Small Cap Value Portfolio                                    94,810
           U.S. Small Cap Portfolio                                          35,678
           U.S. Micro Cap Portfolio                                          52,437
           DFA Real Estate Securities Portfolio                              21,595
           Large Cap International Portfolio                                 14,396
           International Small Company Portfolio                             30,155
           Japanese Small Company Portfolio                                   1,459
           Pacific Rim Small Company Portfolio                                  472
           United Kingdom Small Company Portfolio                               269
           Continental Small Company Portfolio                                  607
           DFA International Small Cap Value Portfolio                       42,966
           Emerging Markets Portfolio                                        20,070
           Emerging Markets Small Cap Portfolio                               3,736
           Emerging Markets Core Equity Portfolio                               132
           DFA One-Year Fixed Income Portfolio                               31,190
           DFA Two-Year Global Fixed Income Portfolio                        27,328
           DFA Five-Year Government Portfolio                                 9,229
           DFA Five-Year Global Fixed Income Portfolio                       20,239
           DFA Intermediate Government Fixed Income Portfolio                 6,353
           DFA Short-Term Municipal Bond Portfolio                            6,574

E.  PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                   U.S. GOVERNMENT         OTHER INVESTMENT
                                                                     SECURITIES               SECURITIES
                                                               ----------------------   ----------------------
                                                               PURCHASES     SALES      PURCHASES     SALES
                                                               ----------  ----------   ----------  ----------
DFA Real Estate Securities Portfolio                                   --          --   $  195,051  $   19,905
Large Cap International Portfolio                                      --          --      121,356      14,245
DFA International Small Cap Value Portfolio                            --          --      966,486     148,782
Emerging Markets Core Equity Portfolio                                 --          --       53,561           8
DFA Five-Year Government Portfolio                             $  118,354          --           --          --
DFA Five-Year Global Fixed Income Portfolio                       147,394  $  227,411      588,350     178,600
DFA Intermediate Government Fixed Income Portfolio                 80,178      16,011           --          --
DFA Short-Term Municipal Bond Portfolio                                --          --       61,889          --

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                                          ORDINARY
                                                                           INCOME
                                                                             AND
                                                                         SHORT-TERM      LONG-TERM     RETURN OF
                                                                        CAPITAL GAINS  CAPITAL GAINS    CAPITAL       TOTAL
                                                                        -------------  -------------   ---------   ----------
U.S. Large Company Portfolio
2004                                                                    $      17,869             --          --   $   17,869
2003                                                                           12,490             --          --       12,490

Enhanced U.S. Large Company Portfolio
2004                                                                            1,797             --   $      86        1,883
2003                                                                            1,697             --          --        1,697

U.S. Large Cap Value Portfolio
2004                                                                           23,826             --       1,025       24,851
2003                                                                           17,524             --          --       17,524

U.S. Small XM Value Portfolio
2004                                                                            6,606  $       6,040          --       12,646
2003                                                                              444          6,874          --        7,318

U.S. Small Cap Value Portfolio
2004                                                                           69,276        216,598          --      285,874
2003                                                                           12,117        271,483          --      283,600

U.S. Small Cap Portfolio
2004                                                                            7,229             --       1,515        8,744
2003                                                                            3,458          4,842          --        8,300

U.S. Micro Cap Portfolio
2004                                                                           43,268         35,395          --       78,663
2003                                                                            2,812         24,249          --       27,061

                                                                          ORDINARY
                                                                           INCOME
                                                                             AND
                                                                         SHORT-TERM      LONG-TERM     RETURN OF
                                                                        CAPITAL GAINS  CAPITAL GAINS    CAPITAL       TOTAL
                                                                        -------------  -------------   ---------   ----------
DFA Real Estate Securities Portfolio
2004                                                                    $      40,062  $       6,193          --   $   46,255
2003                                                                           20,722          2,261          --       22,983

Large Cap International Portfolio
2004                                                                           20,560             --          --       20,560
2003                                                                            5,772             --          --        5,772

International Small Company Portfolio
2004                                                                           32,182             --          --       32,182
2003                                                                            8,564             --          --        8,564

Japanese Small Company Portfolio
2004                                                                              396             --          --          396
2003                                                                              575             --          --          575

Pacific Rim Small Company Portfolio
2004                                                                            1,138             --          --        1,138
2003                                                                            2,468             --          --        2,468

United Kingdom Small Company Portfolio
2004                                                                              723             --          --          723
2003                                                                            1,017            599          --        1,616

Continental Small Company Portfolio
2004                                                                            1,260          3,086          --        4,346
2003                                                                            1,802          2,582          --        4,384

DFA International Small Cap Value Portfolio
2004                                                                           38,541          8,285          --       46,826
2003                                                                           11,202             --          --       11,202

Emerging Markets Portfolio
2004                                                                           19,202             --          --       19,202
2003                                                                            4,473             --          --        4,473

Emerging Markets Small Cap Portfolio
2004                                                                            2,550            432          --        2,982
2003                                                                              338            273          --          611

DFA One-Year Fixed Income Portfolio
2004                                                                           34,046             --          --       34,046
2003                                                                           30,253             --          --       30,253

DFA Two-Year Global Fixed Income Portfolio
2004                                                                           35,146             --   $     407       35,553
2003                                                                           28,481             --          --       28,481

DFA Five-Year Government Portfolio
2004                                                                           17,118         13,159          --       30,277
2003                                                                           11,597             --          --       11,597

                                                                          ORDINARY
                                                                           INCOME
                                                                             AND
                                                                         SHORT-TERM      LONG-TERM     RETURN OF
                                                                        CAPITAL GAINS  CAPITAL GAINS    CAPITAL       TOTAL
                                                                        -------------  -------------   ---------   ----------
DFA Five-Year Global Fixed Income Portfolio
2004                                                                    $      39,545  $      30,038          --    $ 69,583
2003                                                                           32,928          2,655          --      35,583

DFA Intermediate Government Fixed Income Portfolio
2004                                                                           16,177          6,872          --      23,049
2003                                                                           15,142          4,808          --      19,950

DFA Short-Term Municipal Bond Portfolio
2004                                                                            5,043             --          --       5,043
2003                                                                            2,097             --          --       2,097

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                               TOTAL NET
                                                                                                             DISTRIBUTABLE
                                                              UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL       EARNINGS/
                                                             NET INVESTMENT     LONG-TERM         LOSS       (ACCUMULATED
                                                                 INCOME       CAPITAL GAINS   CARRYFORWARD      LOSSES)
                                                             --------------   -------------   ------------   -------------
U.S. Large Company Portfolio                                 $        9,846              --   $   (28,610)   $    (18,764)
Enhanced U.S. Large Company Portfolio                                    --              --        (2,576)         (2,576)
U.S. Large Cap Value Portfolio                                           --              --        (1,214)         (1,214)
U.S. Small XM Value Portfolio                                            --   $       5,557            --           5,557
U.S. Small Cap Value Portfolio                                           --         283,742            --         283,742
U.S. Small Cap Portfolio                                                 --              --            --              --
U.S. Micro Cap Portfolio                                                 --          75,070            --          75,070
DFA Real Estate Securities Portfolio                                  9,090          28,181            --          37,271
Large Cap International Portfolio                                     6,784              --       (19,070)        (12,286)
International Small Company Portfolio                                12,406          37,023            --          49,429
Japanese Small Company Portfolio                                        481              --       (44,582)        (44,101)
Pacific Rim Small Company Portfolio                                     317              --       (11,735)        (11,418)
United Kingdom Small Company Portfolio                                  258             538            --             796
Continental Small Company Portfolio                                     182           1,230            --           1,412
DFA International Small Cap Value Portfolio                          18,232          58,553            --          76,785
Emerging Markets Portfolio                                            5,535              --       (47,372)        (41,837)
Emerging Markets Small Cap Portfolio                                  2,104           6,390            --           8,494
DFA One-Year Fixed Income Portfolio                                     426              --        (1,205)           (779)
DFA Two-Year Global Fixed Income Portfolio                               --              --          (216)           (216)
DFA Five-Year Government Portfolio                                    4,241              --          (884)          3,357
DFA Five-Year Global Fixed Income Portfolio                             111              --        (5,041)         (4,930)
DFA Intermediate Government Fixed Income Portfolio                    4,193           1,113            --           5,306
DFA Short-Term Municipal Bond Portfolio                                 602              --           (17)            585

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                    EXPIRES ON NOVEMBER 30,
                                           --------------------------------------------------------------------------
                                             2005     2006      2007    2008     2009      2010       2011     2012       TOTAL
                                           -------  -------   -------   -----  --------  --------   --------  -------   --------
U.S. Large Company Portfolio                    --       --        --      --        --        --   $ 28,610       --   $ 28,610
Enhanced U.S. Large Company Portfolio           --       --        --      --  $      4        --      2,572       --      2,576
U.S. Large Cap Value Portfolio                  --       --        --      --        --  $  1,214         --       --      1,214
Large Cap International Portfolio               --       --        --      --       357    18,180        533       --     19,070
Japanese Small Company Portfolio           $ 1,532  $ 7,918   $ 2,827   $ 632     3,508     4,453     19,912  $ 3,800     44,582
Pacific Rim Small Company Portfolio             --       --       343      --       906     3,164      6,171    1,151     11,735
Emerging Markets Portfolio                      --      710     1,831      --    18,234    19,225      7,372       --     47,372
DFA One-Year Fixed Income Portfolio             --       --        --      45        --        --         --    1,160      1,205
DFA Two-Year Global Fixed Income
  Portfolio                                     --       --        --      --       216        --         --       --        216
DFA Five-Year Government Portfolio              --       --        --      --        --        --         --      884        884
DFA Five-Year Global Fixed Income
  Portfolio                                     --       --        --      --        --        --         --    5,041      5,041
DFA Short-Term Municipal Bond Portfolio         --       --        --      --        --        --         --       17         17

     Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                                         MARK TO MARKET    REALIZED GAINS
                                                                                         --------------    --------------
Large Cap International Portfolio                                                        $    5,327,264    $       81,703
International Small Company Portfolio                                                         5,791,352         1,229,922
Japanese Small Company Portfolio                                                                411,994             7,294
Pacific Rim Small Company Portfolio                                                             761,683           340,318
United Kingdom Small Company Portfolio                                                           80,659            16,885
Continental Small Company Portfolio                                                             203,533           457,178
DFA International Small Cap Value Portfolio                                                  14,608,263         1,665,316
Emerging Markets Portfolio                                                                    2,882,092           309,704
Emerging Markets Small Cap Portfolio                                                            104,625           153,583

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                   NET
                                                                                                               UNREALIZED
                                                                    FEDERAL      UNREALIZED    UNREALIZED     APPRECIATION/
                                                                   TAX COST     APPRECIATION  DEPRECIATION   (DEPRECIATION)
                                                                 ------------   ------------  ------------   -------------
U.S. Large Company Portfolio                                     $  1,501,638   $    387,174  $   (145,045)  $     242,129
Enhanced U.S. Large Company Portfolio                                 276,242         28,584       (34,070)         (5,486)
U.S. Large Cap Value Portfolio                                      2,557,684        771,587      (109,865)        661,722
U.S. Small XM Value Portfolio                                         132,339         23,091        (2,593)         20,498
U.S. Small Cap Value Portfolio                                      4,663,313      1,583,470      (174,292)      1,409,178
U.S. Small Cap Portfolio                                            2,004,987        345,697       (76,399)        269,298
U.S. Micro Cap Portfolio                                            2,558,492        879,473      (102,329)        777,144
DFA Real Estate Securities Portfolio                                1,168,848        438,660        (5,161)        433,499
Large Cap International Portfolio                                   1,001,050        174,997       (66,523)        108,474
International Small Company Portfolio                               1,570,205        492,862       (18,546)        474,316
Japanese Small Company Portfolio                                      220,765         28,656      (140,844)       (112,188)
Pacific Rim Small Company Portfolio                                    57,904         48,962       (76,401)        (27,439)
United Kingdom Small Company Portfolio                                 10,497         69,987       (63,551)          6,436
Continental Small Company Portfolio                                    29,921         82,400       (66,721)         15,679
DFA International Small Cap Value Portfolio                         3,096,803        796,220      (131,708)        664,512
Emerging Markets Portfolio                                            971,119        461,927       (65,972)        395,955
Emerging Markets Small Cap Portfolio                                  244,085         53,860        (8,924)         44,936
Emerging Markets Core Equity Portfolio                                 56,429          1,144        (2,239)         (1,095)
DFA One-Year Fixed Income Portfolio                                 2,100,822          1,570       (10,478)         (8,908)
DFA Two-Year Global Fixed Income Portfolio                          1,845,671             --       (12,780)        (12,780)
DFA Five-Year Government Portfolio                                    660,968            894        (6,469)         (5,575)
DFA Five-Year Global Fixed Income Portfolio                         1,459,830             --       (20,138)        (20,138)
DFA Intermediate Government Fixed Income
   Portfolio                                                          413,890         20,259          (199)         20,060
DFA Short-Term Municipal Bond Portfolio                               455,873            321        (2,966)         (2,645)

G. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                                                                      UNREALIZED
                                                                 ACCUMULATED                                         APPRECIATION
                                             ACCUMULATED        NET REALIZED        ACCUMULATED        DEFERRED     (DEPRECIATION)
                                                 NET           GAIN (LOSS) OF       NET REALIZED       THAILAND      OF INVESTMENT
                                             INVESTMENT          INVESTMENT           FOREIGN          CAPITAL        SECURITIES,
                            PAID-IN            INCOME          SECURITIES AND         EXCHANGE          GAINS         FUTURES AND
                            CAPITAL            (LOSS)              FUTURES          GAIN (LOSS)          TAX       FOREIGN CURRENCY
                          ------------       -----------       --------------       ------------       --------    ----------------
U.S. Large Company
  Portfolio               $  1,524,383       $     6,998       $      (85,007)                --             --    $        297,243
Enhanced U.S. Large
  Company Portfolio            278,896              (119)             (36,640)                --             --              28,583
U.S. Large Cap Value
  Portfolio                  2,556,999            (1,206)            (108,414)                --             --             771,587
U.S. Small XM Value
  Portfolio                    122,381               (71)               7,393                 --             --              23,091
U.S. Small Cap Value
  Portfolio                  4,199,113            (3,349)             291,705                 --             --           1,583,470
U.S. Small Cap
  Portfolio                  1,919,113            (1,711)              10,580                 --             --             345,697
U.S. Micro Cap
  Portfolio                  2,318,996            (2,872)             138,912                 --             --             879,473
DFA Real Estate
  Securities
  Portfolio                  1,109,179           (10,160)               9,643                 --             --             434,933
Large Cap
  International
  Portfolio                    854,346             6,590              (17,965)      $        (71)            --             109,287
International Small
  Company Portfolio          1,526,152            14,812               25,836               (151)            --             474,861
Japanese Small
  Company Portfolio            265,596               (82)             (47,539)                (3)            --            (109,411)
Pacific Rim Small
  Company Portfolio             70,288              (707)             (11,734)                 4             --             (27,392)
United Kingdom Small
  Company Portfolio             10,088                65                  339                 (2)            --               6,443
Continental Small
  Company Portfolio             28,946               828                  103                 (9)            --              15,679
DFA International
  Small Cap Value
  Portfolio                  2,470,285            23,123               64,404               (404)            --             664,785
Emerging Markets
  Portfolio                  1,000,537            13,647              (39,855)              (855)      $ (3,469)            396,578
Emerging Markets
  Small Cap
  Portfolio                    239,528             2,589                2,090                (81)          (194)             44,936
Emerging Markets
  Core Equity
  Portfolio                     55,424               276                   (1)               (27)            (6)             (1,094)
DFA One-Year Fixed
  Income Portfolio           2,102,597                 6              (12,480)                --             --               1,570
DFA Two-Year Global
  Fixed Income
  Portfolio                  1,845,803              (108)              (9,687)                --             --              (3,309)
DFA Five-Year
  Government
  Portfolio                    661,547             5,671                 (884)                --             --              (5,575)
DFA Five-Year Global
  Fixed Income
  Portfolio                  1,447,241            15,285               (9,708)            16,353             --             (20,107)
DFA Intermediate
  Government Fixed
  Income Portfolio             413,375             5,027                  693                 --             --              20,060
DFA Short-Term
  Municipal Bond
  Portfolio                    459,497               968                  (17)                --             --              (2,645)

                               UNREALIZED
                               NET FOREIGN
                                EXCHANGE                         NUMBER OF
                                  GAIN         TOTAL NET          SHARES
                                 (LOSS)         ASSETS          AUTHORIZED
                               -----------    -----------      ------------
U.S. Large Company
  Portfolio                             --    $ 1,743,617       200,000,000
Enhanced U.S. Large
  Company Portfolio                     --        270,720       100,000,000
U.S. Large Cap Value
  Portfolio                             --      3,218,966       250,000,000
U.S. Small XM Value
  Portfolio                             --        152,794       100,000,000
U.S. Small Cap Value
  Portfolio                             --      6,070,939       400,000,000
U.S. Small Cap
  Portfolio                             --      2,273,679       200,000,000
U.S. Micro Cap
  Portfolio                             --      3,334,509       300,000,000
DFA Real Estate
  Securities
  Portfolio                             --      1,543,595       100,000,000
Large Cap
  International
  Portfolio                    $       (90)       952,097       150,000,000
International Small
  Company Portfolio                     (4)     2,041,506       200,000,000
Japanese Small
  Company Portfolio                    (15)       108,546        50,000,000
Pacific Rim Small
  Company Portfolio                     (3)        30,456        50,000,000
United Kingdom Small
  Company Portfolio                     --         16,933        70,000,000
Continental Small
  Company Portfolio                     39         45,586        50,000,000
DFA International
  Small Cap Value
  Portfolio                            (91)     3,222,102       300,000,000
Emerging Markets
  Portfolio                             36      1,366,619       150,000,000
Emerging Markets
  Small Cap
  Portfolio                             38        288,906       100,000,000
Emerging Markets
  Core Equity
  Portfolio                             32         54,604       100,000,000
DFA One-Year Fixed
  Income Portfolio                      --      2,091,693       300,000,000
DFA Two-Year Global
  Fixed Income
  Portfolio                             --      1,832,699       250,000,000
DFA Five-Year
  Government
  Portfolio                             --        660,759       100,000,000
DFA Five-Year Global
  Fixed Income
  Portfolio                         16,114      1,465,178       200,000,000
DFA Intermediate
  Government Fixed
  Income Portfolio                      --        439,155       100,000,000
DFA Short-Term
  Municipal Bond
  Portfolio                             --        457,803       100,000,000

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2005, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements.

                                                                                           UNREALIZED
                                                                           VALUE AT          FOREIGN
SETTLEMENT                                              CONTRACT            MAY 31,         EXCHANGE
   DATE       CURRENCY SOLD        CURRENCY              AMOUNT              2005          GAIN (LOSS)
----------    -------------     ---------------     --------------      --------------   --------------
 06/09/05      191,956,050      Canadian Dollar     $  153,649,286      $  152,949,104   $      700,182
 06/23/05      191,776,077      Canadian Dollar        152,032,806         152,842,784         (809,978)
 06/09/05      683,606,458       Swedish Krona          95,935,240          91,895,416        4,039,824
 06/09/05      218,389,651       Euro Currency         281,264,962         268,787,483       12,477,479
                                                    --------------      --------------   --------------
                                       Total        $  682,882,294      $  666,474,787   $   16,407,507
                                                    ==============      ==============   ==============

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the six months ended May 31, 2005, borrowings under the line of credit were as follows:

                                             WEIGHTED         WEIGHTED       NUMBER OF     INTEREST     MAXIMUM AMOUNT
                                              AVERAGE          AVERAGE         DAYS         EXPENSE     BORROWED DURING
                                           INTEREST RATE    LOAN BALANCE    OUTSTANDING    INCURRED       THE PERIOD
                                           -------------    ------------    -----------    --------     ---------------
DFA Real Estate Securities Portfolio               3.00%    $  4,292,000              2    $    715     $     7,512,000
International Small Company Portfolio              3.25%         688,559             17       1,056           1,120,000

     There were no outstanding borrowings under the line of credit at May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings under the line of credit during the six months ended May 31, 2005.

J.  SECURITIES LENDING:

     As of May 31, 2005, some of the Portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Portfolios paid fees for securities lending for the six month period ended May 31, 2005, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below (amounts in thousands):

          DFA Real Estate Securities Portfolio                     $     16
          Large Cap International Portfolio                             230
          DFA International Small Cap Value Portfolio                 1,281

K.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        DIMENSIONAL INVESTMENT GROUP INC.
                        DFA INTERNATIONAL VALUE PORTFOLIO
                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                              BEGINNING        ENDING                   EXPENSES
                                               ACCOUNT        ACCOUNT      ANNUALIZED     PAID
                                                VALUE          VALUE        EXPENSE      DURING
                                               12/01/04       05/31/05        RATIO      PERIOD*
                                             -----------     ----------    ----------   ---------
Actual Fund Return                           $  1,000.00     $ 1,022.10         0.48%   $    2.42
Hypothetical 5% Annual Return                $  1,000.00     $ 1,022.61         0.48%   $    2.42

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                      100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment
  Trust Company (121,008,937 Shares, Cost $1,535,989) at Value+                     $    1,895,000
Receivable for Fund Shares Sold                                                              5,402
Prepaid Expenses and Other Assets                                                               17
                                                                                    --------------
    Total Assets                                                                         1,900,419
                                                                                    --------------

LIABILITIES:
Payables:
  Investment Securities Purchased                                                            4,414
  Fund Shares Redeemed                                                                         988
  Due to Advisor                                                                               313
Accrued Expenses and Other Liabilities                                                          58
                                                                                    --------------
    Total Liabilities                                                                        5,773
                                                                                    --------------
NET ASSETS                                                                          $    1,894,646
                                                                                    ==============

SHARES OUTSTANDING, $0.01 PAR VALUE
  (Authorized 200,000,000 Shares)                                                      118,933,004
                                                                                    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                            $        15.93
                                                                                    ==============

----------
+ See Note B to Financial Statements.


                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company                   $     13,650
                                                                                        ------------
EXPENSES
  Administrative Services                                                                      1,733
  Accounting & Transfer Agent Fees                                                                23
  Legal Fees                                                                                      22
  Audit Fees                                                                                       4
  Filing Fees                                                                                     26
  Shareholders' Reports                                                                            7
  Directors' Fees and Expenses                                                                     6
  Other                                                                                            2
                                                                                        ------------
       Total Expenses                                                                          1,823
                                                                                        ------------
  NET INVESTMENT INCOME (LOSS)                                                                11,827
                                                                                        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from The DFA Investment Trust Company                   55,190
  Net Realized Gain (Loss) on Investment Securities Sold                                        (143)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                  (45,409)
                                                                                        ------------

  NET GAIN (LOSS)                                                                              9,638
                                                                                        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $     21,465
                                                                                        ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                                SIX MONTHS          YEAR
                                                                                   ENDED            ENDED
                                                                                  MAY 31,          NOV. 30,
                                                                                   2005             2004
                                                                               -------------    -------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                 $      11,827    $      19,143
  Capital Gain Distributions Received from The DFA Investment Trust Company           55,190               --
  Net Realized Gain (Loss) on Investment Securities Sold                                (143)            (828)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities          (45,409)         276,301
                                                                               -------------    -------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                     21,465          294,616
                                                                               -------------    -------------
Distributions From:
  Net Investment Income                                                              (12,681)         (21,908)
  Net Short-Term Gains                                                                (1,280)              --
                                                                               -------------    -------------
    Total Distributions                                                              (13,961)         (21,908)
                                                                               -------------    -------------
Capital Share Transactions (1):
  Shares Issued                                                                      555,950          520,740
  Shares Issued in Lieu of Cash Distributions                                         12,048           19,587
  Shares Redeemed                                                                   (112,845)        (129,365)
                                                                               -------------    -------------
  Net Increase (Decrease) from Capital Share Transactions                            455,153          410,962
                                                                               -------------    -------------
    Total Increase (Decrease)                                                        462,657          683,670

NET ASSETS
   Beginning of Period                                                             1,431,989          748,319
                                                                               -------------    -------------
   End of Period                                                               $   1,894,646    $   1,431,989
                                                                               =============    =============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                     34,103           37,677
    Shares Issued in Lieu of Cash Distributions                                          753            1,445
    Shares Redeemed                                                                   (6,949)          (9,431)
                                                                               -------------    -------------
                                                                                      27,907           29,691
                                                                               =============    =============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                         SIX MONTHS         YEAR           YEAR           YEAR            YEAR            YEAR
                                            ENDED           ENDED          ENDED          ENDED           ENDED           ENDED
                                           MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                            2005            2004            2003          2002            2001             2000
----------------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period     $     15.73     $     12.20    $      9.19    $     10.30     $     12.58     $     13.07
                                         -----------     -----------    -----------    -----------     -----------     -----------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                  0.14            0.26           0.22           0.23            0.25            0.24
  Net Gains (Losses) on Securities
     (Realized and Unrealized)                  0.21            3.58           3.02          (0.78)          (1.50)          (0.32)
                                         -----------     -----------    -----------    -----------     -----------     -----------
     Total from Investment Operations           0.35            3.84           3.24          (0.55)          (1.25)          (0.08)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                        (0.15)          (0.31)         (0.23)         (0.21)          (0.27)          (0.22)
  Net Realized Gains                              --              --             --          (0.35)          (0.76)          (0.19)
                                         -----------     -----------    -----------    -----------     -----------     -----------
     Total Distributions                       (0.15)          (0.31)         (0.23)         (0.56)          (1.03)          (0.41)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $     15.93     $     15.73    $     12.20    $      9.19     $     10.30     $     12.58
==================================================================================================================================
Total Return                                    2.21%#         31.86%         35.92%         (5.72)%        (10.96)%         (0.72)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)    $ 1,894,646     $ 1,431,989    $   748,319    $   464,313     $   449,496     $   569,234
Ratio of Expenses to
  Average Net Assets **                         0.48%*          0.51%          0.52%          0.53%           0.51%           0.52%
Ratio of Net Investment Income to
  Average Net Assets                            1.37%*          1.87%          2.26%          2.35%           2.12%           1.76%
Portfolio Turnover Rate of Master
  Fund Series                                      5%#            15%            14%            18%              6%              9%

*   Annualized
#   Non-annualized
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                        DFA INTERNATIONAL VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers sixteen portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 55% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $26,695.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                      ORDINARY
                                                     INCOME AND
                                                     SHORT-TERM       LONG-TERM     RETURN OF
                                                    CAPITAL GAINS   CAPITAL GAINS    CAPITAL      TOTAL
                                                    -------------   -------------   ---------   --------
2004                                                  $  21,188                --    $   720    $ 21,908
2003                                                     12,609                --         --      12,609


      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                         UNDISTRIBUTED      CAPITAL         TOTAL NET
                        NET INVESTMENT        LOSS        DISTRIBUTABLE
                            INCOME        CARRYFORWARD      EARNINGS
                        --------------    ------------    -------------
                                    --    $     (9,562)   $      (9,562)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                      EXPIRES ON
                                     NOVEMBER 30,
                                  -----------------
                                    2010      2011      TOTAL
                                  --------   ------   --------
                                  $  8,681   $  881   $  9,562

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                 NET
                                                             UNREALIZED
                FEDERAL       UNREALIZED     UNREALIZED     APPRECIATION/
                TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
              -----------    ------------   ------------   --------------
              $ 1,567,028    $    359,012   $   (31,040)    $     327,972

E.  COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                             ACCUMULATED     ACCUMULATED     UNREALIZED
                                 NET        NET REALIZED    APPRECIATION
                             INVESTMENT      GAIN (LOSS)    (DEPRECIATION)
                PAID-IN        INCOME       OF INVESTMENT   OF INVESTMENT      TOTAL NET
                CAPITAL        (LOSS)        SECURITIES      SECURITIES         ASSETS
             ------------    -----------    -------------   -------------     -----------
             $  1,523,153    $     (868)    $      13,350   $     359,011     $ 1,894,646

F.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings under the line of credit during the six months ended May 31, 2005.

G.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY
                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                              BEGINNING      ENDING                     EXPENSES
                                                               ACCOUNT       ACCOUNT     ANNUALIZED       PAID
                                                                VALUE         VALUE        EXPENSE       DURING
                                                              12/01/04      05/31/05        RATIO        PERIOD*
                                                             ----------    ----------    ----------     ---------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,024.40       0.05%         $ 0.25
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.75       0.05%         $ 0.25

THE ENHANCED U.S. LARGE COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,020.70       0.18%         $ 0.91
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.10       0.18%         $ 0.91

THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,049.70       0.14%         $ 0.72
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.30       0.14%         $ 0.71

                                                              BEGINNING      ENDING                      EXPENSES
                                                               ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                                VALUE         VALUE        EXPENSE        DURING
                                                              12/01/04      05/31/05        RATIO         PERIOD*
                                                             ----------    ----------    ----------      ---------
THE U.S. SMALL XM VALUE SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,011.90        0.14%         $ 0.70
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.30        0.14%         $ 0.71

THE U.S. SMALL CAP VALUE SERIES
Actual Fund Return                                           $ 1,000.00    $   996.40        0.24%         $ 1.19
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.80        0.24%         $ 1.21

THE U.S. SMALL CAP SERIES
Actual Fund Return                                           $ 1,000.00    $   985.70        0.07%         $ 0.35
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.65        0.07%         $ 0.35

THE U.S. MICRO CAP SERIES
Actual Fund Return                                           $ 1,000.00    $   974.90        0.14%         $ 0.69
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.30        0.14%         $ 0.71

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,023.10        0.27%         $ 1.36
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.65        0.27%         $ 1.36

THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,089.40        0.23%         $ 1.20
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.85        0.23%         $ 1.16

THE PACIFIC RIM SMALL COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $   982.80        0.28%         $ 1.38
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.60        0.28%         $ 1.41

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,025.70        0.23%         $ 1.16
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.85        0.23%         $ 1.16

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,078.10        0.24%         $ 1.24
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.80        0.24%         $ 1.21

THE EMERGING MARKETS SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,080.90        0.28%         $ 1.45
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.60        0.28%         $ 1.41

THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,053.80        0.49%         $ 2.51
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,022.56        0.49%         $ 2.47

THE DFA ONE-YEAR FIXED INCOME SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,011.50        0.09%         $ 0.45
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.55        0.09%         $ 0.45

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,009.50        0.11%         $ 0.55
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.45        0.11%         $ 0.56

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY
                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE U.S. LARGE COMPANY SERIES

Financials                                                                   19.5%
Information Technology                                                       15.5
Health Care                                                                  13.4
Industrials                                                                  11.5
Consumer Discretionary                                                       11.4
Consumer Staples                                                             10.4
Energy                                                                        8.3
Utilities                                                                     3.3
Telecommunication Services                                                    3.1
Materials                                                                     3.0
REITS                                                                         0.6
                                                                            -----
                                                                            100.0%
                                                                            =====

THE ENHANCED U.S. LARGE COMPANY SERIES

Government                                                                   35.2%
Foreign Government                                                           26.3
Foreign Corporate                                                            17.0
Supranational                                                                13.4
Corporate                                                                     8.1
                                                                            -----
                                                                            100.0%
                                                                            =====

THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary                                                       29.4%
Financials                                                                   27.4
Energy                                                                        9.0
Industrials                                                                   8.7
Information Technology                                                        6.1
Health Care                                                                   5.6
Materials                                                                     5.4
Consumer Staples                                                              4.3
Telecommunication Services                                                    3.7
Utilities                                                                     0.4
                                                                            -----
                                                                            100.0%
                                                                            =====

THE U.S. SMALL XM VALUE SERIES

Consumer Discretionary                                                       22.5%
Financials                                                                   17.9
Industrials                                                                  17.5
Information Technology                                                       15.8
Energy                                                                        9.2
Materials                                                                     8.8
Consumer Staples                                                              3.8
Health Care                                                                   2.4
Utilities                                                                     1.1
Telecommunication Services                                                    0.8
Other                                                                         0.2
                                                                            -----
                                                                            100.0%
                                                                            =====

THE U.S. SMALL CAP VALUE SERIES

Consumer Discretionary                                                       24.1%
Industrials                                                                  20.7
Financials                                                                   13.2
Information Technology                                                       11.9
Materials                                                                     9.8
Energy                                                                        8.5
Health Care                                                                   5.0
Consumer Staples                                                              4.8
Telecommunication Services                                                    1.0
Other                                                                         0.6
Utilities                                                                     0.4
                                                                            -----
                                                                            100.0%
                                                                            =====

THE U.S. SMALL CAP SERIES

Information Technology                                                       20.8%
Consumer Discretionary                                                       17.8
Industrials                                                                  15.5
Health Care                                                                  14.7
Financials                                                                   12.7
Energy                                                                        5.6
Materials                                                                     5.2
Consumer Staples                                                              3.7
Utilities                                                                     2.6
Telecommunication Services                                                    1.2
Other                                                                         0.2
                                                                            -----
                                                                            100.0%
                                                                            =====

THE U.S. MICRO CAP SERIES

Information Technology                                                       21.5%
Consumer Discretionary                                                       17.9
Health Care                                                                  16.6
Industrials                                                                  16.2
Financials                                                                   12.2
Energy                                                                        4.7
Consumer Staples                                                              3.9
Materials                                                                     3.7
Utilities                                                                     1.5
Telecommunication Services                                                    1.1
Other                                                                         0.7
                                                                            -----
                                                                            100.0%
                                                                            =====

THE DFA INTERNATIONAL VALUE SERIES

Financials                                                                   36.4%
Consumer Discretionary                                                       17.8
Materials                                                                    12.6
Industrials                                                                  11.4
Telecommunication Services                                                    6.9
Consumer Staples                                                              4.4
Utilities                                                                     3.5
Energy                                                                        2.9
Information Technology                                                        2.2
Health Care                                                                   1.2
Other                                                                         0.4
REITS                                                                         0.3
                                                                            -----
                                                                            100.0%
                                                                            =====

THE JAPANESE SMALL COMPANY SERIES

Industrials                                                                  27.6%
Consumer Discretionary                                                       24.2
Information Technology                                                       11.4
Materials                                                                    11.0
Consumer Staples                                                             10.3
Financials                                                                   10.1
Health Care                                                                   3.4
Energy                                                                        1.3
Utilities                                                                     0.7
                                                                            -----
                                                                            100.0%
                                                                            =====

THE PACIFIC RIM SMALL COMPANY SERIES

Industrials                                                                  20.9%
Consumer Discretionary                                                       20.1
Financials                                                                   15.0
Materials                                                                    14.8
Information Technology                                                        7.5
Health Care                                                                   7.4
Consumer Staples                                                              5.2
Energy                                                                        4.6
Utilities                                                                     2.2
Telecommunication Services                                                    1.5
REITS                                                                         0.4
Other                                                                         0.4
                                                                            -----
                                                                            100.0%
                                                                            =====

THE UNITED KINGDOM SMALL COMPANY SERIES

Industrials                                                                  29.5%
Consumer Discretionary                                                       23.4
Financials                                                                   14.3
Information Technology                                                       10.2
Consumer Staples                                                              6.4
Energy                                                                        4.9
Materials                                                                     4.4
Health Care                                                                   4.2
Telecommunication Services                                                    1.3
Other                                                                         0.7
Utilities                                                                     0.7
                                                                            -----
                                                                            100.0%
                                                                            =====

THE CONTINENTAL SMALL COMPANY SERIES

Industrials                                                                  25.1%
Financials                                                                   17.0
Consumer Discretionary                                                       16.9
Information Technology                                                       10.3
Materials                                                                     8.6
Consumer Staples                                                              7.0
Health Care                                                                   7.0
Energy                                                                        3.7
Utilities                                                                     2.1
Telecommunication Services                                                    1.1
Other                                                                         0.7
REITS                                                                         0.5
                                                                            -----
                                                                            100.0%
                                                                            =====

THE EMERGING MARKETS SERIES

Financials                                                                   23.9%
Telecommunication Services                                                   16.8
Materials                                                                    16.3
Consumer Staples                                                             10.0
Information Technology                                                        9.0
Industrials                                                                   7.4
Consumer Discretionary                                                        6.8
Utilities                                                                     4.4
Energy                                                                        3.2
Health Care                                                                   2.1
Other                                                                         0.1
                                                                            -----
                                                                            100.0%
                                                                            =====

THE EMERGING MARKETS SMALL CAP SERIES

Consumer Discretionary                                                       17.1%
Materials                                                                    15.7
Industrials                                                                  14.5
Financials                                                                   14.0
Consumer Staples                                                             11.9
Information Technology                                                       10.6
Other                                                                         6.0
Health Care                                                                   3.2
Telecommunication Services                                                    2.9
Utilities                                                                     2.6
Energy                                                                        1.5
                                                                            -----
                                                                            100.0%
                                                                            =====

THE DFA ONE-YEAR FIXED INCOME SERIES

Government                                                                   30.7%
Foreign Government                                                           30.5
Foreign Corporate                                                            14.3
Supranational                                                                13.7
Corporate                                                                    10.8
                                                                            -----
                                                                            100.0%
                                                                            =====

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

Government                                                                   34.8%
Foreign Government                                                           27.4
Supranational                                                                15.3
Foreign Corporate                                                            14.6
Corporate                                                                     7.9
                                                                            -----
                                                                            100.0%
                                                                            =====

                          THE U.S. LARGE COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
COMMON STOCKS -- (92.4%)
Financials -- (18.1%)
  American Express Co.                                                           407,600   $    21,949,260               0.6%
  American International Group, Inc.                                             905,100        50,278,305               1.3%
  Bank of America Corp.                                                        1,408,600        65,246,352               1.7%
  Citigroup, Inc.                                                              1,815,800        85,542,338               2.2%
  Federal National Mortgage Association                                          336,400        19,928,336               0.5%
  JPMorgan Chase & Co.                                                         1,235,000        44,151,250               1.1%
  Merrill Lynch & Co., Inc.                                                      323,500        17,553,110               0.5%
  Morgan Stanley                                                                 386,600        18,927,936               0.5%
  U.S. Bancorp                                                                   644,100        18,891,453               0.5%
  Wachovia Corp.                                                                 550,900        27,958,175               0.7%
  Wells Fargo & Co.                                                              589,300        35,599,613               0.9%
  Other Securities                                                                             334,620,844               8.6%
                                                                                           ---------------   ---------------
Total Financials
  (Cost $518,161,659)                                                                          740,646,972              19.1%
                                                                                           ---------------   ---------------
Information Technology -- (14.3%)
* Cisco Sytems, Inc.                                                           2,246,300        43,533,294               1.1%
* Dell, Inc.                                                                     854,600        34,089,994               0.9%
  Hewlett-Packard Co.                                                          1,006,200        22,649,562               0.6%
  Intel Corp.                                                                  2,163,800        58,271,134               1.5%
  International Business Machines Corp.                                          567,300        42,859,515               1.1%
  Microsoft Corp.                                                              3,516,200        90,717,960               2.3%
* Oracle Corp.                                                                 1,561,500        20,018,430               0.5%
  Qualcomm, Inc.                                                                 571,900        21,308,994               0.6%
  Other Securities                                                                             253,735,876               6.5%
                                                                                           ---------------   ---------------
Total Information Technology
  (Cost $560,187,362)                                                                          587,184,759              15.1%
                                                                                           ---------------   ---------------
Health Care -- (12.4%)
  Abbott Laboratories                                                            541,700        26,131,608               0.7%
* Amgen, Inc.                                                                    435,400        27,247,332               0.7%
  Eli Lilly & Co.                                                                393,700        22,952,710               0.6%
  Johnson & Johnson                                                            1,033,300        69,334,430               1.8%
  Medtronic, Inc.                                                                420,300        22,591,125               0.6%
  Merck & Co., Inc.                                                              767,300        24,891,212               0.6%
  Pfizer, Inc.                                                                 2,592,500        72,330,750               1.9%
  UnitedHealth Group, Inc.                                                       445,800        21,656,964               0.6%
  Wyeth                                                                          464,300        20,136,691               0.5%
  Other Securities                                                                             202,418,413               5.1%
                                                                                           ---------------   ---------------
Total Health Care
  (Cost $377,818,748)                                                                          509,691,235              13.1%
                                                                                           ---------------   ---------------
Industrials -- (10.7%)
  3M Co.                                                                         268,400        20,572,860               0.5%
# Boeing Co.                                                                     289,300        18,486,270               0.5%
  General Electric Co.                                                         3,683,200       134,363,136               3.5%
  Tyco International, Ltd.                                                       699,600        20,239,428               0.5%
  United Parcel Service, Inc.                                                    389,000        28,649,850               0.7%
  United Technologies Corp.                                                      178,000        18,992,600               0.5%
  Other Securities                                                                             195,480,723               5.1%
                                                                                           ---------------   ---------------
Total Industrials
  (Cost $311,260,626)                                                                          436,784,867              11.3%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------

Consumer Discretionary -- (10.5%)
* Comcast Corp. Class A                                                          768,700   $    24,752,140               0.6%
  Disney (Walt) Co.                                                              711,400        19,520,816               0.5%
  Home Depot, Inc.                                                               763,000        30,024,050               0.8%
* Time Warner, Inc.                                                            1,597,100        27,789,540               0.7%
  Viacom, Inc. Class B                                                           592,500        20,316,825               0.5%
  Other Securities                                                                             308,007,270               8.0%
                                                                                           ---------------   ---------------
Total Consumer Discretionary
  (Cost $353,509,371)                                                                          430,410,641              11.1%
                                                                                           ---------------   ---------------
Consumer Staples -- (9.6%)
# Altria Group, Inc.                                                             718,900        48,266,946               1.2%
  Coca-Cola Co.                                                                  787,200        35,132,736               0.9%
  Gillette Co.                                                                   344,500        18,168,930               0.5%
  PepsiCo, Inc.                                                                  583,200        32,834,160               0.9%
  Procter & Gamble Co.                                                           876,500        48,338,975               1.3%
  Wal-Mart Stores, Inc.                                                        1,177,200        55,599,156               1.4%
  Other Securities                                                                             154,242,881               3.9%
                                                                                           ---------------   ---------------
Total Consumer Staples
  (Cost $263,498,630)                                                                          392,583,784              10.1%
                                                                                           ---------------   ---------------
Energy -- (7.7%)
  ChevronTexaco Corp.                                                            731,200        39,323,936               1.0%
  ConocoPhillips                                                                 241,700        26,064,928               0.7%
  Exxon Mobil Corp.                                                            2,218,900       124,702,180               3.2%
  Other Securities                                                                             125,745,936               3.3%
                                                                                           ---------------   ---------------
Total Energy
  (Cost $190,448,944)                                                                          315,836,980               8.2%
                                                                                           ---------------   ---------------
Utilities -- (3.0%)
Total Utilities
  (Cost $94,737,953)                                                                           123,979,797               3.2%
                                                                                           ---------------   ---------------
Telecommunication Services -- (2.9%)
  SBC Communications, Inc.                                                     1,147,900        26,837,902               0.7%
  Verizon Communications, Inc.                                                   962,600        34,056,788               0.9%
  Other Securities                                                                              58,244,390               1.5%
                                                                                           ---------------   ---------------
Total Telecommunication Services
  (Cost $138,008,205)                                                                          119,139,080               3.1%
                                                                                           ---------------   ---------------
Materials -- (2.7%)
Total Materials
  (Cost $84,499,322)                                                                           112,374,588               2.9%
                                                                                           ---------------   ---------------
Real Estate Investment Trusts -- (0.5%)
Total Real Estate Investment Trusts
  (Cost $18,025,834)                                                                            22,006,390               0.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $2,910,156,654)                                                                      3,790,639,093              97.8%
                                                                                           ---------------   ---------------

                                                                             FACE                              PERCENTAGE
                                                                            AMOUNT                  VALUE+   OF NET ASSETS**
                                                                            ------                  ------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (7.6%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
    (Collateralized by $512,215,000 U.S. STRIPS, rates ranging from
    7.50% to 11.75%, maturities ranging from 11/15/14 to 11/15/24, valued at $239,637,495) to be repurchased at $234,956,078
    (Cost $234,937,022)                                                  $       234,937   $   234,937,022               6.0%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $77,493,000 FHLMC Notes 4.00%, 09/22/09, valued
    at $77,589,866) to be repurchased at $76,449,137 (Cost $76,443,000)           76,443        76,443,000               2.0%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $311,380,022)                                                                          311,380,022               8.0%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,221,536,676)                                                                    $ 4,102,019,115             105.8%
                                                                                           ===============   ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT            VALUE+
                                                               -------------     -------------
                                                                  (000)
UNITED STATES -- (69.6%)
COMMERCIAL PAPER -- (30.9%)
Barton Capital Corp.
  3.020%, 06/09/05                                             $       5,000     $   4,996,633
  3.050%, 07/07/05                                                     2,000         1,993,846
Canadian Wheat Board
  2.790%, 06/10/05                                                     6,000         5,995,515
Ciesco L.P.
  2.940%, 06/08/05                                                     7,000         6,995,876
Compass Securitization LLC
  3.020%, 06/20/05                                                     1,100         1,098,236
Dexia Delaware LLC
  2.870%, 06/08/05                                                     2,000         1,998,837
DuPont (E.I.) de Nemours & Co., Inc.
  2.920%, 06/13/05                                                     6,800         6,793,223
Govco, Inc.
  3.130%, 07/25/05                                                     2,500         2,488,184
KFW International Finance, Inc.
  3.040%, 06/01/05                                                     4,200         4,200,000
Nestle Capital Corp.
  2.860%, 06/03/05                                                     1,000           999,834
  2.880%, 06/03/05                                                     5,500         5,499,086
Network Rail Finance P.L.C.
  3.010%, 06/30/05                                                     4,000         3,990,269
  3.080%, 07/13/05                                                     3,035         3,024,126
  3.100%, 07/20/05                                                       500           497,894
  3.110%, 07/29/05                                                       400           397,985
Paccar Financial Corp.
  2.800%, 06/02/05                                                     3,000         2,999,751
  2.910%, 06/03/05                                                     4,300         4,299,285
Shell Finance UK
  3.040%, 07/18/05                                                     4,000         3,983,879
Siemens Capital Corp.
  2.910%, 06/03/05                                                     4,300         4,299,285
Total Capital SA
  3.110%, 06/01/05                                                     7,000         7,000,000
UBS Finance Delaware, Inc.
  2.870%, 06/01/05                                                     1,000         1,000,000
  3.010%, 06/17/05                                                     6,000         5,992,021
Wal-Mart Stores, Inc.
  2.890%, 06/07/05                                                     1,000           999,502
  3.050%, 07/12/05                                                     1,000           996,507
Windmill Funding Corp.
  3.020%, 06/08/05                                                     1,000           999,409
                                                                                 -------------
TOTAL COMMERCIAL PAPER
 (Cost $83,540,306)                                                                 83,539,183
                                                                                 -------------
AGENCY OBLIGATIONS -- (26.1%)
Federal Farm Credit Bank
  2.600%, 09/07/06                                                     3,800         3,748,012
Federal Home Loan Bank
  2.625%, 10/16/06                                                    11,000        10,843,701
  3.375%, 02/23/07                                                     9,800         9,743,768
Federal Home Loan Mortgage
  Corporation
  3.070%, 08/01/05                                             $      15,000     $  14,921,715
  2.750%, 08/15/06                                                     1,000           988,976
  2.750%, 10/15/06                                                     7,300         7,207,151
Federal National Mortgage Association
  4.375%, 10/15/06                                                     6,000         6,053,484
  2.625%, 11/15/06                                                     3,000         2,954,115
  2.375%, 02/15/07                                                    14,200        13,878,100
                                                                                 -------------
TOTAL AGENCY OBLIGATIONS
 (Cost $70,619,619)                                                                 70,339,022
                                                                                 -------------
BONDS -- (12.6%)
Citigroup, Inc.
  5.750%, 05/10/06                                                       895           910,412
  5.500%, 08/09/06                                                     2,600         2,644,317
General Electric Capital Corp.
  2.970%, 07/26/06                                                     5,000         4,951,365
KFW International Finance, Inc.
  5.250%, 06/28/06                                                     3,000         3,043,128
Landesbank Baden-Wuerttemberg
  4.150%, 03/30/07                                                     6,500         6,519,591
Toyota Motor Credit Corp.
  2.900%, 07/14/06                                                     5,000         4,936,785
Wal-Mart Stores, Inc.
  5.450%, 08/01/06                                                     5,000         5,086,920
Wells Fargo & Co.
  5.900%, 05/21/06                                                     5,800         5,907,439
                                                                                 -------------
TOTAL BONDS
 (Cost $34,289,938)                                                                 33,999,957
                                                                                 -------------
TOTAL -- UNITED STATES
 (Cost $188,449,863)                                                               187,878,162
                                                                                 -------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (10.2%)
BONDS -- (10.2%)
Asian Development Bank
  4.875%, 02/05/07                                                     7,000         7,148,960
European Investment Bank
  3.000%, 08/15/06                                                     2,300         2,286,128
  4.875%, 09/06/06                                                     3,000         3,045,006
Inter-American Development Bank
  6.625%, 03/07/07                                                     2,400         2,520,977
International Finance Corp.
  5.250%, 05/02/06                                                     6,502         6,572,541
World Bank (International Bank for
 Reconstruction & Development)
 Corporate Bonds
  4.375%, 09/28/06                                                     6,000         6,060,714
                                                                                 -------------
TOTAL -- SUPRANATIONAL
 ORGANIZATION OBLIGATIONS
 (Cost $27,727,978)                                                                 27,634,326
                                                                                 -------------

                                                                   FACE
                                                                  AMOUNT            VALUE
                                                               -------------     -------------
                                                                  (000)
GERMANY -- (4.6%)
BONDS -- (4.6%)
Landeskreditbank Baden-
 Wuerttemberg-Foerderbank
  4.875%, 01/30/07                                             $       5,000     $   5,081,930
Landwirtschaft Rentenbank
  4.500%, 10/23/06                                                     6,300         6,361,356
  4.875%, 03/12/07                                                     1,000         1,017,023
                                                                                 -------------
TOTAL -- GERMANY
  (Cost $12,520,850)                                                                12,460,309
                                                                                 -------------
AUSTRIA -- (2.7%)
BONDS -- (2.7%)
Oesterreichische Kontrollbank AG
  5.125%, 03/20/07
  (Cost $7,144,627)                                                    7,000         7,172,494
                                                                                 -------------
SWEDEN -- (2.6%)
BONDS -- (2.6%)
Swedish Export Credit Corp.
  2.875%, 01/26/07
  (Cost $7,034,620)                                                    7,100         6,988,105
                                                                                 -------------
SPAIN -- (2.6%)
BONDS -- (2.6%)
Institut de Credito Oficial
  4.625%, 11/29/06
  (Cost $6,935,874)                                                    6,800         6,871,291
                                                                                 -------------
DENMARK -- (2.5%)
BONDS -- (2.5%)
Denmark (Kingdom of)
  5.125%, 12/28/06
  (Cost $6,873,667)                                                    6,700         6,845,042
                                                                                 -------------
NORWAY -- (1.9%)
BONDS -- (1.9%)
Eksportfinans ASA
  5.750%, 06/06/06
  (Cost $5,155,389)                                            $       5,000     $   5,099,920
                                                                                 -------------
UNITED KINGDOM -- (1.6%)
BONDS -- (1.6%)
BP Capital Markets P.L.C.
  2.750%, 12/29/06
  (Cost $4,410,989)                                                    4,500         4,428,958
                                                                                 -------------
NETHERLANDS -- (1.2%)
BONDS -- (1.2%)
Bank Nederlandse Gemeenten
  4.500%, 12/14/06
  (Cost $3,348,603)                                                    3,300         3,334,426
                                                                                 -------------
TEMPORARY CASH
  INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $1,253,000
   FHLMC Notes 4.00%, 09/22/09,
   valued at $1,254,566) to be
   repurchased at $1,236,099
   (Cost $1,236,000)                                                   1,236         1,236,000
                                                                                 -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $270,838,460)                                                            $ 269,949,033
                                                                                 =============

----------
+   See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (95.5%)
Consumer Discretionary -- (28.1%)
 * AutoNation, Inc.                                                            2,057,600    $    41,131,424                0.9%
   Clear Channel Communications, Inc.                                          1,942,666         56,784,127                1.2%
 * Comcast Corp. Class A                                                       3,966,525        127,722,105                2.7%
 # Federated Department Stores, Inc.                                             618,200         41,697,590                0.9%
   Ford Motor Co.                                                              5,892,000         58,802,160                1.2%
 # General Motors Corp.                                                        1,913,900         60,345,267                1.3%
   Horton (D.R.), Inc.                                                         1,091,829         37,744,529                0.8%
*# IAC/InterActiveCorp                                                         2,346,703         57,494,223                1.2%
 * Liberty Media Corp. Class A                                                 9,460,100         98,290,439                2.1%
   Penney (J.C.) Co., Inc.                                                     1,120,000         55,731,200                1.2%
   Starwood Hotels & Resorts Worldwide, Inc.                                     548,600         30,705,142                0.6%
 * Time Warner, Inc.                                                          10,059,480        175,034,952                3.7%
   Tribune Co.                                                                 1,182,400         42,779,232                0.9%
   Viacom, Inc. Class B                                                        5,017,000        172,032,930                3.6%
   Other Securities                                                                             337,920,023                6.8%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
   (Cost $1,294,572,123)                                                                      1,394,215,343               29.1%
                                                                                            ---------------    ---------------
Financials -- (26.1%)
 # Allstate Corp.                                                              1,791,600        104,271,120                2.2%
 # Bear Stearns Companies, Inc.                                                  373,770         37,018,181                0.8%
   Chubb Corp.                                                                   428,000         36,050,440                0.8%
   Countrywide Financial Corp.                                                 1,639,998         60,958,726                1.3%
   Hartford Financial Services Group, Inc.                                       868,200         64,932,678                1.4%
   JPMorgan Chase & Co.                                                        2,244,400         80,237,300                1.7%
   KeyCorp                                                                       941,600         30,846,816                0.7%
   Loews Corp.                                                                   636,800         47,951,040                1.0%
   MetLife, Inc.                                                               2,623,300        116,999,180                2.4%
   Principal Financial Group, Inc.                                             1,075,700         42,909,673                0.9%
   Prudential Financial, Inc.                                                  1,731,800        109,640,258                2.3%
   The St. Paul Travelers Companies, Inc.                                      2,390,826         90,564,489                1.9%
   Other Securities                                                                             475,358,400                9.7%
                                                                                            ---------------    ---------------
Total Financials
   (Cost $932,265,029)                                                                        1,297,738,301               27.1%
                                                                                            ---------------    ---------------
Energy -- (8.6%)
 # Anadarko Petroleum Corp.                                                      815,878         61,761,965                1.3%
 # Kerr-McGee Corp.                                                              431,426         31,865,124                0.7%
   Marathon Oil Corp.                                                          1,061,450         51,469,710                1.1%
   Occidental Petroleum Corp.                                                    650,800         47,579,988                1.0%
   Sunoco, Inc.                                                                  298,800         30,647,916                0.6%
   Valero Energy Corp.                                                           776,800         53,304,016                1.1%
   Other Securities                                                                             149,591,646                3.1%
                                                                                            ---------------    ---------------
Total Energy
   (Cost $225,588,682)                                                                          426,220,365                8.9%
                                                                                            ---------------    ---------------
Industrials -- (8.3%)
   Burlington Northern Santa Fe Corp.                                          1,283,000         63,405,860                1.3%
   CSX Corp.                                                                     773,900         32,178,762                0.7%
   Norfolk Southern Corp.                                                      1,541,200         49,195,104                1.0%
   Northrop Grumman Corp.                                                      1,320,242         73,563,884                1.6%
   Raytheon Co.                                                                1,311,300         51,350,508                1.1%
   Union Pacific Corp.                                                           950,700         63,658,872                1.3%
   Other Securities                                                                              77,180,718                1.6%
                                                                                            ---------------    ---------------
Total Industrials
   (Cost $322,613,101)                                                                          410,533,708                8.6%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
Information Technology -- (5.9%)
   Electronic Data Systems Corp.                                               1,851,700    $    36,478,490                0.8%
   Hewlett-Packard Co.                                                         1,407,700         31,687,327                0.7%
   Other Securities                                                                             223,737,200                4.6%
                                                                                            ---------------    ---------------
Total Information Technology
   (Cost $275,612,074)                                                                          291,903,017                6.1%
                                                                                            ---------------    ---------------
Health Care -- (5.4%)
   Aetna, Inc.                                                                 1,079,252         84,192,449                1.8%
 * Medco Health Solutions, Inc.                                                  690,100         34,505,000                0.7%
   Other Securities                                                                             147,092,008                3.1%
                                                                                            ---------------    ---------------
Total Health Care
   (Cost $147,902,837)                                                                          265,789,457                5.6%
                                                                                            ---------------    ---------------
Materials -- (5.1%)
   Georgia-Pacific Corp.                                                         974,200         32,284,988                0.7%
   International Paper Co.                                                     1,215,775         39,160,113                0.8%
   Weyerhaeuser Co.                                                              860,700         55,213,905                1.2%
   Other Securities                                                                             127,324,475                2.6%
                                                                                            ---------------    ---------------
Total Materials
   (Cost $214,260,843)                                                                          253,983,481                5.3%
                                                                                            ---------------    ---------------
Consumer Staples -- (4.1%)
   Archer-Daniels-Midland Co.                                                  2,475,260         49,133,911                1.0%
   Coca-Cola Enterprises, Inc.                                                 1,874,800         41,020,624                0.9%
   Other Securities                                                                             112,051,267                2.3%
                                                                                            ---------------    ---------------
Total Consumer Staples
   (Cost $146,694,245)                                                                          202,205,802                4.2%
                                                                                            ---------------    ---------------
Telecommunication Services -- (3.5%)
   AT&T Corp.                                                                  2,206,280         41,456,001                0.9%
   SBC Communications, Inc.                                                    1,613,100         37,714,278                0.8%
   Sprint Corp.                                                                2,161,500         51,205,935                1.1%
   Other Securities                                                                              43,411,856                0.8%
                                                                                            ---------------    ---------------
Total Telecommunication Services
   (Cost $181,272,270)                                                                          173,788,070                3.6%
                                                                                            ---------------    ---------------
Utilities -- (0.4%)
Total Utilities
   (Cost $10,735,877)                                                                            21,699,080                0.5%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $3,751,517,081)                                                                      4,738,076,624               99.0%
                                                                                            ---------------    ---------------

                                                                             FACE
                                                                            AMOUNT
                                                                            ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
 ^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
     (Collateralized by $255,811,000 U.S. STRIPS, rates ranging from
     7.500% to 9.875%, maturities ranging from 11/15/15 to 11/15/24, valued at $162,719,199) to be repurchased at $159,540,395
     (Cost $159,527,456)                                                 $       159,527        159,527,456                3.3%

                                                                              FACE                              PERCENTAGE
                                                                             AMOUNT                  VALUE+  OF NET ASSETS**
                                                                             ------                  ------  ---------------
                                                                              (000)
Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $67,131,000 FHLMC Notes 4.00%, 09/22/09, valued
   at $67,214,914) to be repurchased at $66,226,316 (Cost $66,221,000)   $        66,221    $    66,221,000                1.4%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $225,748,456)                                                                          225,748,456                4.7%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,977,265,537)                                                                    $ 4,963,825,080              103.7%
                                                                                            ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securites" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

            See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
COMMON STOCKS -- (97.6%)
Consumer Discretionary -- (21.9%)
  American Greetings Corp. Class A                                                51,300   $     1,332,774                0.7%
* Barnes & Noble, Inc.                                                            34,500         1,305,825                0.7%
  Beazer Homes USA, Inc.                                                          25,000         1,336,500                0.7%
* Big Lots, Inc.                                                                  95,400         1,207,764                0.6%
  Borders Group, Inc.                                                             54,200         1,370,718                0.7%
  Burlington Coat Factory Warehouse Corp.                                         29,200           967,980                0.5%
  Cooper Tire & Rubber Co.                                                        55,000         1,047,200                0.6%
  Dillards, Inc. Class A                                                          58,914         1,409,223                0.7%
* Gaylord Entertainment Co.                                                       27,650         1,162,129                0.6%
  Saks, Inc.                                                                      99,900         1,712,286                0.9%
  Service Corp. International                                                    236,400         1,791,912                0.9%
  United Auto Group, Inc.                                                         32,300           994,840                0.5%
  Other Securities                                                                              26,864,052               14.1%
                                                                                           ---------------    ---------------
Total Consumer Discretionary
  (Cost $43,255,519)                                                                            42,503,203               22.2%
                                                                                           ---------------    ---------------
Financials -- (17.5%)
* Allmerica Financial Corp.                                                       33,600         1,173,312                0.6%
  American Financial Group, Inc.                                                  56,800         1,841,456                1.0%
  American National Insurance Co.                                                 10,400         1,200,160                0.6%
  AmerUs Group Co.                                                                31,200         1,484,808                0.8%
  Downey Financial Corp.                                                          14,300         1,072,786                0.6%
  MAF Bancorp, Inc.                                                               22,840           972,070                0.5%
# Odyssey Re Holdings Corp.                                                       45,200         1,089,772                0.6%
  Ohio Casualty Corp.                                                             42,700         1,020,530                0.5%
  StanCorp Financial Group, Inc.                                                  21,800         1,631,730                0.8%
  Wesco Financial Corp.                                                            2,775           994,227                0.5%
  Other Securities                                                                              21,381,395               11.2%
                                                                                           ---------------    ---------------
Total Financials
  (Cost $30,657,812)                                                                            33,862,246               17.7%
                                                                                           ---------------    ---------------
Industrials -- (17.0%)
  Alexander & Baldwin, Inc.                                                       29,156         1,295,984                0.7%
* Flowserve Corp.                                                                 38,700         1,140,489                0.6%
  GATX Corp.                                                                      38,600         1,288,082                0.7%
  Hughes Supply, Inc.                                                             43,000         1,118,000                0.6%
  IKON Office Solutions, Inc.                                                    112,100         1,086,249                0.6%
  Timken Co.                                                                      62,600         1,471,100                0.8%
  Trinity Industries, Inc.                                                        35,600         1,034,536                0.5%
* United Rentals, Inc.                                                            58,000         1,164,640                0.6%
* URS Corp.                                                                       30,100         1,018,283                0.5%
  Other Securities                                                                              22,432,653               11.7%
                                                                                           ---------------    ---------------
Total Industrials
  (Cost $31,972,783)                                                                            33,050,016               17.3%
                                                                                           ---------------    ---------------
Information Technology -- (15.6%)
* Avnet, Inc.                                                                     91,400         1,912,088                1.0%
  AVX Corp.                                                                      136,100         1,616,868                0.8%
* Compuware Corp.                                                                170,436         1,167,487                0.6%
* LSI Logic Corp.                                                                215,500         1,586,080                0.8%
* Tech Data Corp.                                                                 40,700         1,461,130                0.8%
* Vishay Intertechnology, Inc.                                                   106,000         1,367,400                0.7%
  Other Securities                                                                              21,219,687               11.1%
                                                                                           ---------------    ---------------
Total Information Technology
  (Cost $34,563,326)                                                                            30,330,740               15.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
Energy -- (9.0%)
* Forest Oil Corp.                                                                42,400   $     1,685,824                0.9%
  Helmerich & Payne, Inc.                                                         31,600         1,310,452                0.7%
  Overseas Shipholding Group, Inc.                                                30,000         1,833,000                1.0%
  Tesoro Petroleum Corp.                                                          45,900         2,001,240                1.0%
  Tidewater, Inc.                                                                 40,600         1,404,760                0.7%
  Other Securities                                                                               9,127,270                4.8%
                                                                                           ---------------    ---------------
Total Energy
  (Cost $11,446,610)                                                                            17,362,546                9.1%
                                                                                           ---------------    ---------------
Materials -- (8.6%)
  Bowater, Inc.                                                                   38,100         1,196,340                0.6%
  Lubrizol Corp.                                                                  36,100         1,421,257                0.7%
  Reliance Steel & Aluminum Co.                                                   25,600           985,344                0.5%
  Valhi, Inc.                                                                     60,100         1,114,254                0.6%
  Other Securities                                                                              11,944,280                6.3%
                                                                                           ---------------    ---------------
Total Materials
  (Cost $16,769,849)                                                                            16,661,475                8.7%
                                                                                           ---------------    ---------------
Consumer Staples -- (3.8%)
  Corn Products International, Inc.                                               50,480         1,115,103                0.6%
  Longs Drug Stores Corp.                                                         29,700         1,218,888                0.6%
  Other Securities                                                                               4,956,373                2.6%
                                                                                           ---------------    ---------------
Total Consumer Staples
  (Cost $5,967,322)                                                                              7,290,364                3.8%
                                                                                           ---------------    ---------------
Health Care -- (2.3%)
* Kindred Healthcare, Inc.                                                        25,500           983,790                0.5%
  Other Securities                                                                               3,500,302                1.8%
                                                                                           ---------------    ---------------
Total Health Care
  (Cost $3,875,992)                                                                              4,484,092                2.3%
                                                                                           ---------------    ---------------
Utilities -- (1.1%)
* CMS Energy Corp.                                                                72,075           953,552                0.5%
  Other Securities                                                                               1,160,070                0.6%
                                                                                           ---------------    ---------------
Total Utilities
  (Cost $1,649,495)                                                                              2,113,622                1.1%
                                                                                           ---------------    ---------------
Telecommunication Services -- (0.8%)
Total Telecommunication Services
  (Cost $2,150,842)                                                                              1,486,562                0.8%
                                                                                           ---------------    ---------------
Other -- (0.0%)
Total Other
  (Cost $556,170)                                                                                      194                0.0%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $182,865,720)                                                                          189,145,060               98.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.1%)
Other -- (0.1%)
TOTAL RIGHTS/WARRANTS
  (Cost $1,269,873)                                                                                266,274                0.2%
                                                                                           ---------------    ---------------

                                                                              FACE                              PERCENTAGE
                                                                             AMOUNT                 VALUE+    OF NET ASSETS**
                                                                             ------                 ------    ---------------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.94%, 06/01/05
    (Collateralized by $1,805,000 U.S. TIPS 3.375%, 01/15/07, valued
    at $2,319,115) to be repurchased at $2,271,684 (Cost $2,271,498)     $         2,271   $     2,271,498                1.2%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $2,203,000 FHLMC Notes 4.00%, 09/22/09, valued
    at $2,205,754) to be repurchased at $2,173,174 (Cost $2,173,000)               2,173         2,173,000                1.1%
                                                                                           ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $4,444,498)                                                                              4,444,498                2.3%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $188,580,091)                                                                      $   193,855,832              101.3%
                                                                                           ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (23.0%)
   American Greetings Corp. Class A                                            1,194,800   $    31,040,904                0.5%
   Burlington Coat Factory Warehouse Corp.                                     1,487,301        49,304,028                0.8%
 * Charming Shoppes, Inc.                                                      3,535,465        31,925,249                0.5%
 * Gaylord Entertainment Co.                                                   1,261,985        53,041,230                0.8%
   Landry's Restaurants, Inc.                                                    924,835        27,717,305                0.4%
 * Payless ShoeSource, Inc.                                                    1,874,500        31,547,835                0.5%
   United Auto Group, Inc.                                                     1,532,900        47,213,320                0.7%
   Other Securities                                                                          1,290,590,058               19.5%
                                                                                           ---------------    ---------------
Total Consumer Discretionary
   (Cost $1,391,142,561)                                                                     1,562,379,929               23.7%
                                                                                           ---------------    ---------------
Industrials -- (19.7%)
 * Alaska Air Group, Inc.                                                      1,004,900        29,664,648                0.5%
   Alexander & Baldwin, Inc.                                                     659,654        29,321,620                0.5%
   Applied Industrial Technologies, Inc.                                         997,000        30,348,680                0.5%
*# Continental Airlines, Inc.                                                  2,267,500        31,427,550                0.5%
 * Dollar Thrifty Automotive Group, Inc.                                         854,400        30,749,856                0.5%
 * Esterline Technologies Corp.                                                  731,493        28,455,078                0.4%
 * Flowserve Corp.                                                             1,864,640        54,950,941                0.8%
   GATX Corp.                                                                  1,577,900        52,654,523                0.8%
*# Kansas City Southern                                                        2,225,700        44,491,743                0.7%
   Mueller Industries, Inc.                                                    1,134,866        30,641,382                0.5%
 * Quanta Services, Inc.                                                       3,830,850        34,592,576                0.5%
 * Shaw Group, Inc.                                                            2,106,898        42,453,995                0.7%
   Trinity Industries, Inc.                                                    1,482,100        43,069,826                0.7%
 * United Rentals, Inc.                                                        1,831,600        36,778,528                0.6%
 * URS Corp.                                                                   1,438,667        48,670,105                0.7%
   Other Securities                                                                            767,304,084               11.4%
                                                                                           ---------------    ---------------
Total Industrials
   (Cost $1,070,818,270)                                                                     1,335,575,135               20.3%
                                                                                           ---------------    ---------------
Financials -- (12.6%)
   Commercial Federal Corp.                                                    1,330,398        33,273,254                0.5%
   Delphi Financial Group, Inc. Class A                                          881,563        37,378,271                0.6%
   LandAmerica Financial Group, Inc.                                             611,212        34,350,114                0.5%
   Ohio Casualty Corp.                                                         1,932,614        46,189,475                0.7%
   Selective Insurance Group, Inc.                                               913,294        43,956,840                0.7%
 # The Phoenix Companies, Inc.                                                 2,736,000        31,464,000                0.5%
   UMB Financial Corp.                                                           636,690        35,463,633                0.5%
   Other Securities                                                                            588,909,294                8.9%
                                                                                           ---------------    ---------------
Total Financials
   (Cost $658,967,144)                                                                         850,984,881               12.9%
                                                                                           ---------------    ---------------
Information Technology -- (11.6%)
 * Coherent, Inc.                                                              1,024,276        33,626,981                0.5%
 * MPS Group, Inc.                                                             3,484,300        32,682,734                0.5%
   Other Securities                                                                            719,631,849               10.9%
                                                                                           ---------------    ---------------
Total Information Technology
   (Cost $843,140,581)                                                                         785,941,564               11.9%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
Materials -- (9.4%)
   Carpenter Technology Corp.                                                    716,562   $    38,694,348                0.6%
   Commercial Metals Co.                                                       1,177,532        30,804,237                0.5%
   Longview Fibre Co.                                                          1,691,340        33,776,060                0.5%
   Quanex Corp.                                                                  543,803        28,217,938                0.4%
   Reliance Steel & Aluminum Co.                                                 903,098        34,760,242                0.5%
   Texas Industries, Inc.                                                        727,557        33,482,173                0.5%
   Other Securities                                                                            436,600,415                6.7%
                                                                                           ---------------    ---------------
Total Materials
   (Cost $518,160,422)                                                                         636,335,413                9.7%
                                                                                           ---------------    ---------------
Energy -- (8.1%)
 * Hanover Compressor Co.                                                      2,951,815        30,787,430                0.5%
 * Houston Exploration Co.                                                       686,942        35,013,434                0.5%
 * Magnum Hunter Resources, Inc.                                               2,790,568        43,142,181                0.7%
 * SEACOR Holdings, Inc.                                                         623,566        36,204,242                0.5%
 * Spinnaker Exploration Co.                                                   1,129,266        34,634,588                0.5%
 * Swift Energy Corp.                                                            925,005        31,588,921                0.5%
   Tesoro Petroleum Corp.                                                      1,157,200        50,453,920                0.8%
 * Universal Compression Holdings, Inc.                                        1,045,984        35,772,653                0.5%
   USEC, Inc.                                                                  2,797,802        38,189,997                0.6%
   Other Securities                                                                            214,692,972                3.2%
                                                                                           ---------------    ---------------
Total Energy
   (Cost $328,604,264)                                                                         550,480,338                8.3%
                                                                                           ---------------    ---------------
Health Care -- (4.8%)
 * Kindred Healthcare, Inc.                                                    1,144,681        44,161,793                0.7%
*# Sunrise Senior Living, Inc.                                                   670,200        34,950,930                0.5%
   Other Securities                                                                            242,719,404                3.7%
                                                                                           ---------------    ---------------
Total Health Care
   (Cost $275,812,488)                                                                         321,832,127                4.9%
                                                                                           ---------------    ---------------
Consumer Staples -- (4.6%)
   Longs Drug Stores Corp.                                                     1,268,200        52,046,928                0.8%
   Seaboard Corp.                                                                 23,576        31,709,720                0.5%
   Other Securities                                                                            228,749,438                3.4%
                                                                                           ---------------    ---------------
Total Consumer Staples
   (Cost $216,413,498)                                                                         312,506,086                4.7%
                                                                                           ---------------    ---------------
Telecommunication Services -- (0.9%)
Total Telecommunication Services
   (Cost $69,878,679)                                                                           64,103,150                1.0%
                                                                                           ---------------    ---------------
Utilities -- (0.4%)
Total Utilities
   (Cost $17,089,320)                                                                           27,930,288                0.4%
                                                                                           ---------------    ---------------
Other -- (0.0%)
Total Other
   (Cost $4,824,168)                                                                                62,566                0.0%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $5,394,851,395)                                                                     6,448,131,477               97.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                                    VALUE+    OF NET ASSETS**
                                                                                                    ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
Total Other
   (Cost $9,788,772)                                                                       $     1,776,278                0.0%
                                                                                           ---------------    ---------------
Consumer Discretionary -- (0.0%)
Total Consumer Discretionary
   (Cost $0)                                                                                           332                0.0%
                                                                                           ---------------    ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $9,788,772)                                                                             1,776,610                0.0%
                                                                                           ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (4.9%)
^  Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
      (Collateralized by $545,515,000 U.S. STRIPS 6.125%, 11/15/27,
      valued at $196,008,995) to be repurchased at $192,180,081 (Cost
      $192,164,494)                                                      $       192,164       192,164,494                2.9%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
      (Collateralized by $142,182,000 FHLMC Notes 4.00%, 09/22/09,
      valued at $142,359,728) to be repurchased at $140,266,259
      (Cost $140,255,000)                                                        140,255       140,255,000                2.1%
                                                                                           ---------------    ---------------
                                                                                               332,419,494                5.0%
                                                                                           ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $332,419,494)                                                                         332,419,494                5.0%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $5,737,059,661)                                                                   $ 6,782,327,581              102.8%
                                                                                           ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

            See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
COMMON STOCKS -- (94.8%)
Information Technology -- (19.9%)
 * Anixter International, Inc.                                                   101,100   $     3,822,591                0.2%
 * Anteon International Corp.                                                     97,700         4,317,363                0.2%
 * Ask Jeeves, Inc.                                                              129,700         3,944,177                0.2%
 * CNET Networks, Inc.                                                           373,500         3,876,930                0.2%
 * Cypress Semiconductor Corp.                                                   307,400         3,974,682                0.2%
 * Emulex Corp.                                                                  206,800         3,908,520                0.2%
   Factset Research Systems, Inc.                                                120,200         3,847,602                0.2%
 * Micros Systems, Inc.                                                           98,104         4,412,718                0.2%
 * Sybase, Inc.                                                                  190,100         3,878,040                0.2%
 * Titan Corp.                                                                   203,300         4,472,600                0.2%
 * Varian Semiconductor Equipment Associates, Inc.                                95,000         3,855,100                0.2%
   Other Securities                                                                            476,188,510               18.6%
                                                                                           ---------------    ---------------
Total Information Technology
   (Cost $570,506,769)                                                                         520,498,833               20.8%
                                                                                           ---------------    ---------------
Consumer Discretionary -- (16.9%)
   Ameristar Casinos, Inc.                                                        73,236         3,759,936                0.2%
   Burlington Coat Factory Warehouse Corp.                                       117,549         3,896,749                0.2%
 * CEC Entertainment, Inc.                                                        94,450         3,829,947                0.2%
 * DeVry, Inc.                                                                   188,500         3,873,675                0.2%
 * Electronics Boutique Holdings Corp.                                            63,130         3,744,240                0.2%
 * Guitar Center, Inc.                                                            65,900         3,755,641                0.2%
 * Jack in the Box, Inc.                                                          94,500         3,919,860                0.2%
 * Jarden Corp.                                                                   75,650         3,849,072                0.2%
   Movie Gallery, Inc.                                                           116,649         3,728,102                0.2%
 * The Mens Warehouse, Inc.                                                       94,000         4,828,780                0.2%
 * Tractor Supply Co.                                                             91,932         4,083,619                0.2%
   United Auto Group, Inc.                                                       120,800         3,720,640                0.2%
   Other Securities                                                                            394,468,217               15.2%
                                                                                           ---------------    ---------------
Total Consumer Discretionary
   (Cost $378,480,696)                                                                         441,458,478               17.6%
                                                                                           ---------------    ---------------
Industrials -- (14.7%)
   Clarcor, Inc.                                                                 138,600         3,893,274                0.2%
 * Flowserve Corp.                                                               143,600         4,231,892                0.2%
   GATX Corp.                                                                    118,700         3,961,019                0.2%
   Mine Safety Appliances Co.                                                     94,500         4,329,045                0.2%
 * United Rentals, Inc.                                                          192,600         3,867,408                0.2%
 * URS Corp.                                                                     110,913         3,752,187                0.2%
   Walter Industries, Inc.                                                        93,900         3,981,360                0.2%
   York International Corp.                                                       93,900         3,868,680                0.2%
   Other Securities                                                                            353,697,746               13.8%
                                                                                           ---------------    ---------------
Total Industrials
  (Cost $320,610,525)                                                                          385,582,611               15.4%
                                                                                           ---------------    ---------------
Health Care -- (13.9%)
 * Advanced Medical Optics, Inc.                                                 156,212         6,031,376                0.3%
 * Immucor, Inc.                                                                 117,218         3,926,803                0.2%
 * Intuitive Surgical, Inc.                                                       81,623         4,040,339                0.2%
 * Kindred Healthcare, Inc.                                                       96,478         3,722,121                0.2%
   Mentor Corp.                                                                  104,600         4,279,186                0.2%
 * Nektar Therapeutics                                                           220,283         4,026,773                0.2%

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
 * Pediatrix Medical Group, Inc.                                                  51,600   $     3,799,308                0.2%
 * Sierra Health Services, Inc.                                                   58,036         3,834,439                0.2%
 * Ventana Medical Systems, Inc.                                                  91,342         3,859,200                0.2%
   Other Securities                                                                            327,460,266               12.7%
                                                                                           ---------------    ---------------
Total Health Care
   (Cost $356,009,402)                                                                         364,979,811               14.6%
                                                                                           ---------------    ---------------
Financials -- (12.1%)
*# CompuCredit Corp.                                                             123,710         3,900,576                0.2%
   Corus Bankshares, Inc.                                                         75,044         3,851,258                0.2%
   Pacific Capital Bancorp                                                       118,247         3,996,749                0.2%
   Other Securities                                                                            303,778,883               12.0%
                                                                                           ---------------    ---------------
Total Financials
   (Cost $256,684,688)                                                                         315,527,466               12.6%
                                                                                           ---------------    ---------------
Energy -- (5.3%)
   Range Resources Corp.                                                         164,500         3,799,950                0.2%
   St. Mary Land & Exploration Co.                                               175,600         4,569,112                0.2%
   Other Securities                                                                            130,683,550                5.2%
                                                                                           ---------------    ---------------
Total Energy
   (Cost $94,571,902)                                                                          139,052,612                5.6%
                                                                                           ---------------    ---------------
Materials -- (5.0%)
   Crompton Corp.                                                                286,900         4,403,915                0.2%
   Great Lakes Chemical Corp.                                                    132,800         4,501,920                0.2%
   Potlatch Corp.                                                                 75,300         3,892,257                0.2%
   Other Securities                                                                            117,027,008                4.6%
                                                                                           ---------------    ---------------
Total Materials
   (Cost $114,062,666)                                                                         129,825,100                5.2%
                                                                                           ---------------    ---------------
Consumer Staples -- (3.5%)
   Longs Drug Stores Corp.                                                        98,000         4,021,920                0.2%
   Other Securities                                                                             88,446,755                3.5%
                                                                                           ---------------    ---------------
Total Consumer Staples
   (Cost $73,256,010)                                                                           92,468,675                3.7%
                                                                                           ---------------    ---------------
Utilities -- (2.5%)
   ALLETE, Inc.                                                                   80,100         3,844,800                0.2%
   Other Securities                                                                             60,816,096                2.4%
                                                                                           ---------------    ---------------
Total Utilities
   (Cost $52,099,958)                                                                           64,660,896                2.6%
                                                                                           ---------------    ---------------
Telecommunication Services -- (1.0%)
Total Telecommunication Services
   (Cost $28,906,932)                                                                           26,544,876                1.1%
                                                                                           ---------------    ---------------
Real Estate Investment Trusts -- (0.0%)
Total Real Estate Investment Trusts
   (Cost $181,384)                                                                                 277,652                0.0%
                                                                                           ---------------    ---------------
Other -- (0.0%)
Total Other
   (Cost $1,548,194)                                                                                10,143                0.0%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $2,246,919,126)                                                                     2,480,887,153               99.2%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                                    VALUE+    OF NET ASSETS**
                                                                                                    ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
Total Other
   (Cost $970,937)                                                                         $       135,114                0.0%
                                                                                           ---------------    ---------------
Consumer Discretionary -- (0.0%)
Total Consumer Discretionary
   (Cost $0)                                                                                            18                0.0%
                                                                                           ---------------    ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $970,937)                                                                                 135,132                0.0%
                                                                                           ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (5.2%)
 ^  Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
      (Collateralized by $189,895,000 U.S. STRIPS 9.875%, 11/15/15,
      valued at $122,070,194) to be repurchased at $119,685,348
      (Cost $119,675,641)                                                $       119,676       119,675,641                4.8%
    Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
      (Collateralized by $17,915,000 FHLMC Notes 4.00%, 09/22/09,
      valued at $17,937,394) to be repurchased at $17,673,419
      (Cost $17,672,000)                                                          17,672        17,672,000                0.7%
                                                                                           ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $137,347,641)                                                                        137,347,641                5.5%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,385,237,704)                                                                  $ 2,618,369,926              104.7%
                                                                                           ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
COMMON STOCKS -- (94.0%)
Information Technology -- (20.4%)
 * aQuantive, Inc.                                                               420,385   $     6,469,725                0.2%
 * Arris Group, Inc.                                                             604,747         5,237,109                0.2%
 * Comtech Telecommunications Corp.                                              151,837         5,491,944                0.2%
 * Digital Insight Corp.                                                         249,640         5,427,174                0.2%
 * Itron, Inc.                                                                   154,100         6,335,051                0.2%
 * Komag, Inc.                                                                   191,540         5,525,929                0.2%
   Maximus, Inc.                                                                 144,800         4,965,192                0.2%
   MTS Systems Corp.                                                             188,648         6,019,758                0.2%
 * Photronics, Inc.                                                              226,608         5,218,782                0.2%
 * Power Intergrations, Inc.                                                     211,001         5,026,044                0.2%
   Quality Systems, Inc.                                                          99,200         5,964,896                0.2%
 * SafeNet, Inc.                                                                 164,151         5,157,624                0.2%
   Other Securities                                                                            649,593,861               19.1%
                                                                                           ---------------    ---------------
Total Information Technology
   (Cost $724,847,028)                                                                         716,433,089               21.5%
                                                                                           ---------------    ---------------
Consumer Discretionary -- (17.0%)
   Building Materials Holding Corp.                                               86,200         5,346,986                0.2%
   Courier Corp.                                                                 141,318         4,951,783                0.2%
 * Genesco, Inc.                                                                 153,900         5,271,075                0.2%
 * Guess, Inc.                                                                   305,000         5,136,200                0.2%
 * Hibbett Sporting Goods, Inc.                                                  162,012         5,689,861                0.2%
   M/I Homes, Inc.                                                               126,500         6,385,720                0.2%
 * Pantry, Inc.                                                                  140,533         5,437,222                0.2%
 * RC2 Corp.                                                                     138,561         4,993,738                0.2%
 * ShopKo Stores, Inc.                                                           255,600         6,060,276                0.2%
 * The Sports Authority, Inc.                                                    173,400         5,548,800                0.2%
   Other Securities                                                                            540,345,395               15.8%
                                                                                           ---------------    ---------------
Total Consumer Discretionary
   (Cost $453,443,829)                                                                         595,167,056               17.8%
                                                                                           ---------------    ---------------
Health Care -- (15.7%)
 * Advanced Neuromodulation Systems, Inc.                                        141,135         5,018,761                0.2%
 * Genesis HealthCare Corp.                                                      120,003         5,218,930                0.2%
 * Hologic, Inc.                                                                 191,700         7,056,477                0.2%
 * Intermagnetics General Corp.                                                  229,372         6,621,970                0.2%
 * Laserscope                                                                    147,809         5,089,064                0.2%
   LCA-Vision, Inc.                                                              139,849         6,178,529                0.2%
 * Thoratec Corp.                                                                331,539         4,953,193                0.2%
   Other Securities                                                                            510,668,104               15.1%
                                                                                           ---------------    ---------------
Total Health Care
   (Cost $520,751,981)                                                                         550,805,028               16.5%
                                                                                           ---------------    ---------------
Industrials -- (15.3%)
 * BE Aerospace, Inc.                                                            392,614         5,681,125                0.2%
 * Dollar Thrifty Automotive Group, Inc.                                         155,500         5,596,445                0.2%
 * Jacuzzi Brands, Inc.                                                          496,922         5,073,574                0.2%
 * Labor Ready, Inc.                                                             277,100         5,719,344                0.2%
   Middleby Corp.                                                                 97,100         5,359,920                0.2%
   Raven Industries, Inc.                                                        356,440         9,082,091                0.3%
   Other Securities                                                                            498,825,793               14.7%
                                                                                           ---------------    ---------------
Total Industrials
   (Cost $374,630,432)                                                                         535,338,292               16.0%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
Financials -- (11.4%)
   Independent Bank Corp. MI                                                     194,831   $     5,482,544                0.2%
 * Metris Companies, Inc.                                                        388,394         5,041,354                0.2%
   Sterling Bancorp                                                              299,170         6,327,445                0.2%
 * Trammell Crow Co.                                                             261,500         5,896,825                0.2%
   Other Securities                                                                            378,141,914               11.2%
                                                                                           ---------------    ---------------
Total Financials
   (Cost $273,895,890)                                                                         400,890,082               12.0%
                                                                                           ---------------    ---------------
Energy -- (4.4%)
 * Harvest Natural Resources, Inc.                                               487,800         5,287,752                0.2%
*# KFX, Inc.                                                                     407,000         5,360,190                0.2%
 * Remington Oil & Gas Corp.                                                     192,960         5,981,760                0.2%
   Resource America, Inc.                                                        168,780         5,735,144                0.2%
 * TETRA Technologies, Inc.                                                      193,200         5,332,320                0.2%
   Other Securities                                                                            127,935,122                3.7%
                                                                                           ---------------    ---------------
Total Energy
   (Cost $85,044,991)                                                                          155,632,288                4.7%
                                                                                           ---------------    ---------------
Consumer Staples -- (3.8%)
 * Chattem, Inc.                                                                 175,200         7,516,080                0.2%
*# Great Atlantic & Pacific Tea Co., Inc.                                        226,100         5,636,673                0.2%
   Sanderson Farms, Inc.                                                         141,709         5,370,771                0.2%
*# USANA Health Services, Inc.                                                   117,736         5,168,610                0.2%
   Other Securities                                                                            108,900,920                3.2%
                                                                                           ---------------    ---------------
Total Consumer Staples
   (Cost $84,029,995)                                                                          132,593,054                4.0%
                                                                                           ---------------    ---------------
Materials -- (3.5%)
 * Aleris International, Inc.                                                    251,078         5,980,678                0.2%
   Other Securities                                                                            116,872,398                3.5%
                                                                                           ---------------    ---------------
Total Materials
   (Cost $105,678,165)                                                                         122,853,076                3.7%
                                                                                           ---------------    ---------------
Utilities -- (1.5%)
   MGE Energy, Inc.                                                              138,895         5,000,220                0.2%
   Other Securities                                                                             45,819,443                1.3%
                                                                                           ---------------    ---------------
Total Utilities
   (Cost $37,494,218)                                                                           50,819,663                1.5%
                                                                                           ---------------    ---------------
Telecommunication Services -- (1.0%)
Total Telecommunication Services
   (Cost $36,209,648)                                                                           36,133,906                1.1%
                                                                                           ---------------    ---------------
Other -- (0.0%)
Total Other
   (Cost $2,786,982)                                                                                72,006                0.0%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $2,698,813,159)                                                                     3,296,737,540               98.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
Total Other
   (Cost $968,656)                                                                                  58,805                0.0%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                                    VALUE+    OF NET ASSETS**
                                                                                                    ------    ---------------
Consumer Discretionary -- (0.0%)
Total Consumer Discretionary
   (Cost $0)                                                                               $           175                0.0%
                                                                                           ---------------    ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $968,656)                                                                                  58,980                0.0%
                                                                                           ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (6.0%)
 ^  Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%,
      06/01/05 (Collateralized by $365,688,000 U.S. STRIPS, rates ranging from 6.125% to 9.875%, maturities ranging from
      11/15/15 to 11/15/27, valued at $157,248,973) to be
      repurchased at $154,177,711 (Cost $154,165,206)                    $       154,165       154,165,206                4.6%
    Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
      06/01/05 (Collateralized by $56,109,000 FHLMC Notes
      4.00%, 09/22/09, valued at $56,179,136) to be
      repurchased at $55,352,443 (Cost $55,348,000)                               55,348        55,348,000                1.7%
                                                                                           ---------------    ---------------

TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $209,513,206)                                                                        209,513,206                6.3%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,909,295,021)                                                                  $ 3,506,309,726              105.1%
                                                                                           ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.5%)
  Anglo America P.L.C.                                                         2,159,787   $    51,459,160                1.5%
  Aviva P.L.C.                                                                 2,630,567        29,431,339                0.8%
  BAA P.L.C.                                                                   1,632,557        18,467,632                0.5%
  BAE Systems P.L.C.                                                           4,006,840        19,626,679                0.6%
* O2 P.L.C.                                                                    8,760,348        20,295,896                0.6%
  Scottish Power P.L.C.                                                        2,139,658        18,023,688                0.5%
  Vodafone Group P.L.C.                                                       59,364,901       149,452,303                4.3%
  Other Securities                                                                             368,338,325               10.6%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $542,532,199)                                                                          675,095,022               19.4%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pound Sterling
    (Cost $14,769)                                                                                  14,769                0.0%
                                                                                           ---------------    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $542,546,968)                                                                          675,109,791               19.4%
                                                                                           ---------------    ---------------
JAPAN -- (13.9%)
COMMON STOCKS -- (13.7%)
  Fuji Photo Film Co., Ltd.                                                      770,000        23,978,455                0.7%
  Hitachi, Ltd.                                                                4,970,000        29,696,012                0.9%
  Kyocera Corp.                                                                  238,800        18,270,139                0.5%
  Matsushita Electric Industrial Co., Ltd.                                     3,561,135        53,046,962                1.5%
  Millea Holdings, Inc.                                                            2,296        30,391,067                0.9%
  Mitsui Marine & Fire Insurance Co., Ltd.                                     2,138,000        19,431,714                0.6%
  Other Securities                                                                             426,660,276               12.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $581,985,790)                                                                          601,474,625               17.3%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Japanese Yen
    (Cost $8,054,614)                                                                            8,010,462                0.2%
                                                                                           ---------------    ---------------
TOTAL -- JAPAN
  (Cost $590,040,404)                                                                          609,485,087               17.5%
                                                                                           ---------------    ---------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
# AXA                                                                          2,459,139        60,024,211                1.7%
# BNP Paribas SA                                                               1,368,012        91,964,838                2.6%
# Compagnie de Saint-Gobain                                                      455,792        26,216,746                0.8%
# LaFarge SA                                                                     253,511        22,940,260                0.7%
# Renault SA                                                                     317,738        27,183,519                0.8%
# Schneider SA                                                                   318,189        23,394,591                0.7%
# Societe Generale Paris                                                         293,528        28,842,183                0.8%
# Suez (ex Suez Lyonnaise des Eaux)                                              666,220        17,918,894                0.5%
  Other Securities                                                                             146,676,376                4.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $337,331,390)                                                                          445,161,618               12.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $28,587)                                                                                   8,843                0.0%
                                                                                           ---------------    ---------------
TOTAL -- FRANCE
  (Cost $337,359,977)                                                                          445,170,461               12.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
# Bayer AG                                                                       498,853   $    16,751,199                0.5%
# Bayerische Motorenwerke AG                                                     519,011        22,440,762                0.7%
* Bayerische Vereinsbank AG                                                      845,488        20,776,122                0.6%
# DaimlerChrysler AG                                                           1,368,494        55,172,318                1.6%
# Deutsche Bank AG                                                               770,191        59,920,101                1.7%
  Other Securities                                                                              91,308,578                2.6%
                                                                                           ---------------    ---------------
TOTAL -- GERMANY
  (Cost $248,181,818)                                                                          266,369,080                7.7%
                                                                                           ---------------    ---------------
SWITZERLAND -- (5.9%)
COMMON STOCKS -- (5.9%)
  Cie Financiere Richemont AG Series A                                         1,251,000        38,086,850                1.1%
# Credit Swisse Group                                                          1,452,179        58,093,081                1.7%
* Swiss Life AG                                                                  132,137        17,447,146                0.5%
# Swiss Reinsurance Co., Zurich                                                  330,715        20,472,030                0.6%
* Syngenta AG                                                                    165,100        17,067,625                0.5%
* Zurich Financial SVCS AG                                                       152,206        25,283,580                0.7%
  Other Securities                                                                              79,275,452                2.2%
                                                                                           ---------------    ---------------
TOTAL -- SWITZERLAND
  (Cost $188,429,435)                                                                          255,725,764                7.3%
                                                                                           ---------------    ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.4%)
  Commonwealth Bank of Australia                                               1,376,094        38,441,344                1.1%
  National Australia Bank, Ltd.                                                1,823,878        43,291,233                1.3%
  Other Securities                                                                             112,489,086                3.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCK
  (Cost $133,957,352)                                                                          194,221,663                5.6%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Australian Dollar
  (Cost $3,701,213)                                                                              3,698,009                0.1%
                                                                                           ---------------    ---------------
TOTAL -- AUSTRALIA
  (Cost $137,658,565)                                                                          197,919,672                5.7%
                                                                                           ---------------    ---------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  Aegon NV                                                                     2,897,384        37,096,508                1.1%
  ING Groep NV                                                                 2,065,009        57,137,284                1.7%
  Koninklijke KPN NV                                                           2,458,914        19,554,154                0.6%
  Koninklijke Philips Electronics NV                                           1,412,706        36,135,774                1.0%
  Other Securities                                                                              41,643,711                1.1%
                                                                                           ---------------    ---------------
TOTAL -- NETHERLANDS
  (Cost $157,028,179)                                                                          191,567,431                5.5%
                                                                                           ---------------    ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
  Cheung Kong Holdings, Ltd.                                                   2,727,000        24,802,772                0.7%
  Hutchison Whampoa, Ltd.                                                      3,751,000        32,550,877                0.9%
  Other Securities                                                                              68,974,671                2.0%
                                                                                           ---------------    ---------------
TOTAL -- HONG KONG
  (Cost $112,259,789)                                                                          126,328,320                3.6%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Nordic Baltic Holdings AB                                                    2,603,100   $    23,777,113                0.7%
  Volvo AB Series B                                                              443,400        18,127,730                0.5%
  Other Securities                                                                              74,830,983                2.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $88,187,543)                                                                           116,735,826                3.4%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                      343,518                0.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swedish Krona
    (Cost $14,635)                                                                                  14,372                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SWEDEN
  (Cost $88,202,178)                                                                           117,093,716                3.4%
                                                                                           ---------------    ---------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
# Endesa SA, Madrid                                                            1,136,646        24,738,040                0.7%
  Repsol SA                                                                    1,289,224        32,239,985                0.9%
  Other Securities                                                                              56,896,092                1.7%
                                                                                           ---------------    ---------------
TOTAL -- SPAIN
  (Cost $70,367,226)                                                                           113,874,117                3.3%
                                                                                           ---------------    ---------------
ITALY -- (2.3%)
COMMON STOCKS -- (2.3%)
  Capitalia SpA                                                                2,992,113        15,632,746                0.5%
  Other Securities                                                                              82,935,794                2.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $85,190,508)                                                                            98,568,540                2.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       12,086                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ITALY
  (Cost $85,190,508)                                                                            98,580,626                2.8%
                                                                                           ---------------    ---------------
IRELAND -- (1.8%)
COMMON STOCKS -- (1.8%)
  Bank of Ireland P.L.C.                                                       1,181,012        17,929,477                0.5%
  CRH P.L.C.                                                                   1,243,314        31,389,925                0.9%
  Other Securities                                                                              29,584,165                0.9%
                                                                                           ---------------    ---------------
TOTAL -- IRELAND
  (Cost $73,640,064)                                                                            78,903,567                2.3%
                                                                                           ---------------    ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
  Upm-Kymmene Oyj                                                                865,900        16,741,637                0.5%
  Other Securities                                                                              37,734,076                1.1%
                                                                                           ---------------    ---------------
TOTAL -- FINLAND
  (Cost $47,739,726)                                                                            54,475,713                1.6%
                                                                                           ---------------    ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                         $    54,236,557               1.6%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $39,649,089)                                                                            54,236,557               1.6%
                                                                                           ---------------   ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Tele Danmark A.S.                                                              380,150        16,760,739               0.5%
  Other Securities                                                                              34,935,973               1.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
  (Cost $36,729,428)                                                                            51,696,712               1.5%
                                                                                           ---------------   ---------------
NORWAY-- (1.0%)
COMMON STOCKS -- (1.0%)
# Norsk Hydro ASA                                                                287,800        23,325,408               0.7%
  Other Securities                                                                              20,218,113               0.5%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
  (Cost $36,542,042)                                                                            43,543,521               1.2%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                              30,679,923               0.9%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $26,577,243)                                                                            30,679,923               0.9%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                              16,010,272               0.5%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $14,634,454)                                                                            16,010,272               0.5%
                                                                                           ---------------   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              13,561,096               0.4%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
  (Cost $9,708,569)                                                                             13,561,096               0.4%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              12,406,841               0.4%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $8,010,878)                                                                             12,406,841               0.4%
                                                                                           ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
* Euro Currency                                                                                  8,495,382               0.2%
                                                                                           ---------------   ---------------
TOTAL -- EMU
  (Cost $8,683,335)                                                                              8,495,382               0.2%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                                               6,076,634               0.2%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $5,397,217)                                                                              6,076,634               0.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         $             0               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $1,085,853)                                                                                      0               0.0%
                                                                                           ---------------   ---------------

                                                                               FACE
                                                                              AMOUNT
                                                                              ------
                                                                               (000)
TEMPORARY CASH INVESTMENTS -- (20.6%)
^ Repurchase Agreement, Deutsche Bank Securities, Merrill
    Lynch & Mizuho Securities USA 2.96%, 3.07%, and 2.98%,
    respectively, 06/01/05 (Collateralized by $1,247,813,560
    U.S. TIPS 1.875%, 07/15/13 and 3.375%, 01/15/07; U.S. STRIPS,
    rates ranging from 0% to 10.75%, maturities ranging from
    08/15/05 to 02/15/31; GNMA's, rates ranging from 3.75%
    to 5.75%, maturities ranging from 01/20/34 to 05/20/35;
    AID-Israel, rates ranging from 0% to 5.50%, maturities ranging from 11/01/13 to 09/18/23; & U.S. Treasury Notes, rates ranging from 1.125% to 4.75%, maturities ranging from 06/30/05
    to 02/15/15, valued at $915,552,116) to be repurchased
    at $897,667,509 (Cost $897,592,866)                                  $       897,593       897,592,866              25.8%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,763,255,811)                                                                    $ 4,364,903,149             125.6%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
JAPAN -- (77.6%)
COMMON STOCKS -- (77.2%)
Industrials -- (21.7%)
   Aica Kogyo Co., Ltd.                                                          157,000   $     1,796,579               0.2%
   Amano Corp.                                                                   184,000         1,910,494               0.2%
   Daifuku Co., Ltd.                                                             249,000         2,076,609               0.3%
   Maeda Corp.                                                                   358,000         1,974,969               0.3%
   Miura Co., Ltd.                                                                92,900         1,857,598               0.2%
 # Mori Seiki Co., Ltd.                                                          191,400         1,978,984               0.3%
   Nabtesco Corp.                                                                285,000         1,806,013               0.2%
 # Nachi-Fujikoshi Corp.                                                         553,000         1,876,792               0.2%
   Noritz Corp.                                                                  114,000         1,791,008               0.2%
   Okamura Corp.                                                                 257,000         1,799,702               0.2%
   Tokyo Leasing Co., Ltd.                                                       142,500         2,006,349               0.3%
 # Toshiba Machine Co., Ltd.                                                     366,000         1,993,050               0.3%
   Tsubakimoto Chain Co.                                                         435,000         1,961,268               0.3%
   Other Securities                                                                            193,799,624              24.6%
                                                                                           ---------------   ---------------
Total Industrials
   (Cost $226,668,478)                                                                         218,629,039              27.8%
                                                                                           ---------------   ---------------
Consumer Discretionary -- (17.3%)
 # Alpine Electronics, Inc.                                                      133,400         1,898,909               0.2%
   Asics Corp.                                                                   479,000         2,121,118               0.3%
 # Culture Convenience Club Co., Ltd.                                            112,200         1,979,474               0.3%
   Exedy Corp.                                                                   114,000         1,878,821               0.2%
   Hitachi Koki Co., Ltd.                                                        205,000         1,910,650               0.3%
#* Misawa Homes Holdings, Inc.                                                    57,990         2,053,896               0.3%
   Nissin Kogyo Co., Ltd.                                                         48,500         1,835,886               0.2%
   Right On Co., Ltd.                                                             52,600         1,905,119               0.2%
   Toyo Tire & Rubber Co., Ltd.                                                  476,000         1,914,861               0.3%
   Other Securities                                                                            156,562,005              19.9%
                                                                                           ---------------   ---------------
Total Consumer Discretionary
   (Cost $166,895,331)                                                                         174,060,739              22.2%
                                                                                           ---------------   ---------------
Information Technology -- (9.0%)
   Canon Finetech, Inc.                                                           96,070         1,816,904               0.2%
 # CMK Corp.                                                                     118,000         1,882,981               0.2%
   Hitachi Kokusai Electric, Inc.                                                229,000         2,002,850               0.3%
   Ryosan Co., Ltd.                                                               73,700         1,797,717               0.2%
 # Trans Cosmos, Inc.                                                             53,800         1,835,226               0.2%
   Yamatake Corp.                                                                165,700         2,733,950               0.4%
   Other Securities                                                                             78,555,460              10.0%
                                                                                           ---------------   ---------------
Total Information Technology
   (Cost $87,131,008)                                                                           90,625,088              11.5%
                                                                                           ---------------   ---------------
Materials -- (8.7%)
   Ishihara Sangyo Kaisha, Ltd.                                                  883,500         1,934,749               0.3%
   Sanyo Chemical Industries, Ltd.                                               267,000         1,930,907               0.2%
 # Sumitomo Titanium Corp.                                                        19,500         2,552,495               0.3%
   Toagosei Co., Ltd.                                                            544,719         2,227,623               0.3%
   Toho Titanium Co., Ltd.                                                        61,000         2,254,406               0.3%
 # Tokai Carbon Co., Ltd.                                                        460,000         1,942,898               0.3%
   Other Securities                                                                             74,472,725               9.4%
                                                                                           ---------------   ---------------
Total Materials
   (Cost $87,469,311)                                                                           87,315,803              11.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
Consumer Staples -- (8.1%)
   Aderans Co., Ltd.                                                              87,050   $     2,015,621               0.3%
   Fancl Corp.                                                                    51,400         1,890,240               0.2%
   Heiwado Co., Ltd.                                                             130,000         1,981,348               0.3%
 # Kagome Co., Ltd.                                                              173,900         1,809,084               0.2%
   Nippon Suisan Kaisha, Ltd.                                                    529,000         2,007,452               0.3%
   The Nisshin Oillio Group, Ltd.                                                346,000         1,953,906               0.3%
   Other Securities                                                                             69,884,862               8.8%
                                                                                           ---------------   ---------------
Total Consumer Staples
   (Cost $77,218,674)                                                                           81,542,513              10.4%
                                                                                           ---------------   ---------------
Financials -- (7.9%)
   Akita Bank, Ltd.                                                              441,000         1,994,180               0.3%
 # Eighteenth Bank, Ltd.                                                         390,000         1,837,369               0.2%
   Kiyo Bank, Ltd.                                                               976,000         1,837,633               0.2%
   Oita Bank, Ltd.                                                               301,000         1,947,461               0.3%
   Tokai Tokyo Securities Co., Ltd.                                              635,250         1,870,664               0.2%
   Tokyo Tomin Bank, Ltd.                                                         80,500         2,034,234               0.3%
   Yamagata Bank, Ltd.                                                           389,000         1,848,043               0.2%
   Other Securities                                                                             66,376,751               8.5%
                                                                                           ---------------   ---------------
Total Financials
   (Cost $75,605,228)                                                                           79,746,335              10.2%
                                                                                           ---------------   ---------------
Health Care -- (2.7%)
 # Fujirebio, Inc.                                                               101,500         1,995,056               0.3%
   SS Pharmaceutical Co., Ltd., Tokyo                                            276,000         1,876,822               0.2%
   Other Securities                                                                             23,603,625               3.0%
                                                                                           ---------------   ---------------
Total Health Care
   (Cost $24,860,469)                                                                           27,475,503               3.5%
                                                                                           ---------------   ---------------
Energy -- (1.1%)
   AOC Holdings, Inc.                                                            160,200         2,235,879               0.3%
   Other Securities                                                                              8,385,085               1.1%
                                                                                           ---------------   ---------------
Total Energy
   (Cost $10,346,115)                                                                           10,620,964               1.4%
                                                                                           ---------------   ---------------
Utilities -- (0.5%)
Total Utilities
   (Cost $4,652,743)                                                                             5,311,001               0.7%
                                                                                           ---------------   ---------------
Other -- (0.2%)
Total Other
   (Cost $4,788,037)                                                                             1,765,577               0.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $765,635,394)                                                                         777,092,562              99.0%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.4%)
Other -- (0.4%)
 * Japanese Yen
   (Cost $3,914,685)                                                                             3,888,366               0.5%
                                                                                           ---------------   ---------------
TOTAL -- JAPAN
   (Cost $769,550,079)                                                                         780,980,928              99.5%
                                                                                           ---------------   ---------------

                                                                               FACE                            PERCENTAGE
                                                                              AMOUNT                VALUE+   OF NET ASSETS**
                                                                              ------                ------   ---------------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (22.4%)
 ^ Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities
     USA 2.96% and 2.98%, respectively, 06/01/05 (Collateralized by
     $350,771,984 U.S. TIPS 1.875%, 07/15/13 & U.S. STRIPS, rates ranging from 0% to 9.25%, maturities ranging from 11/15/08 to 11/15/22, valued at $223,916,808) to be repurchased at $219,542,589
     (Cost $219,524,430)                                                 $       219,524   $   219,524,430              28.0%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $5,863,000 FNMA Notes 2.95%, 11/14/07, valued at
     $5,855,671) to be repurchased at $5,769,463 (Cost $5,769,000)                 5,769         5,769,000               0.7%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $225,293,430)                                                                          225,293,430              28.7%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $994,843,509)                                                                      $ 1,006,274,358             128.2%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
AUSTRALIA -- (41.9%)
COMMON STOCKS -- (41.5%)
 # ABB Grain, Ltd.                                                               363,642   $     1,619,283               0.5%
   ABC Learning Centres, Ltd.                                                    353,727         1,413,036               0.4%
   Adelaide Bank, Ltd.                                                           251,960         2,069,209               0.6%
   Adelaide Brighton, Ltd.                                                     1,430,948         1,867,387               0.6%
   Arrow Pharmaceuticals, Ltd.                                                   787,475         1,544,786               0.5%
 * Austar United Communications, Ltd.                                          3,146,981         2,090,155               0.6%
 # Austereo Group, Ltd.                                                        1,080,140         1,424,961               0.4%
   Australian Pharmaceutical Industries, Ltd.                                    669,829         1,466,442               0.4%
 # Australian Pipeline Trust                                                     726,465         1,999,900               0.6%
 # Bank of Queensland, Ltd.                                                      262,337         2,179,525               0.7%
   Bendigo Bank, Ltd.                                                            358,878         2,623,612               0.8%
   Centennial Coal, Ltd.                                                         597,110         2,266,714               0.7%
 # Coates Hire, Ltd.                                                             549,361         1,729,247               0.5%
   Cochlear, Ltd.                                                                124,836         3,039,369               0.9%
 # Corporate Express Australia, Ltd.                                             449,830         1,834,457               0.6%
   Downer Group, Ltd.                                                            688,972         2,744,768               0.8%
 # Envestra, Ltd.                                                              2,038,400         1,737,575               0.5%
   Futuris Corp., Ltd.                                                         1,238,179         1,577,939               0.5%
 # Great Southern Plantations, Ltd.                                              735,162         1,966,557               0.6%
   Gunns, Ltd.                                                                   602,832         1,754,578               0.5%
   GWA International, Ltd.                                                       698,010         1,512,799               0.5%
#* Hardman Resources NL                                                        1,706,925         2,338,532               0.7%
   Iluka Resources, Ltd.                                                         513,563         2,379,885               0.7%
 # Jones (David), Ltd.                                                         1,190,508         1,615,808               0.5%
   Jubilee Mines NL                                                              358,412         1,588,689               0.5%
   MacArthur Coal, Ltd.                                                          394,540         2,051,777               0.6%
   Minara Resources, Ltd.                                                      1,229,086         1,737,046               0.5%
   Nufarm, Ltd.                                                                  287,774         1,914,646               0.6%
#* Oxiana, Ltd.                                                                2,856,763         1,849,102               0.6%
   Pacific Hydro, Ltd.                                                           380,820         1,456,574               0.4%
   Primary Health Care, Ltd.                                                     292,807         1,819,418               0.6%
   Ramsay Health Care, Ltd.                                                      340,994         2,063,632               0.6%
   Reece Australia, Ltd.                                                         251,463         2,282,042               0.7%
 # Seven Network, Ltd.                                                           354,582         1,906,472               0.6%
   SFE Corp., Ltd.                                                               334,655         2,543,444               0.8%
   Sigma Co., Ltd.                                                               375,345         2,321,649               0.7%
   Sims Group, Ltd.                                                              150,718         1,533,592               0.5%
 # Smorgon Steel Group, Ltd.                                                   2,163,008         2,027,465               0.6%
 # Spotless Group, Ltd.                                                          517,370         1,910,767               0.6%
   Transfield Services, Ltd.                                                     375,908         1,995,323               0.6%
 # United Group, Ltd.                                                            249,861         1,591,836               0.5%
   Worley Group, Ltd.                                                            398,370         2,114,403               0.6%
   Other Securities                                                                             85,397,312              25.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $151,551,186)                                                                         166,901,713              49.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Australian Dollar
     (Cost $1,273,029)                                                                           1,269,403               0.4%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.1%)
   Other Securities
     (Cost $283,859)                                                                               303,265               0.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $2,187)                                                                         $        10,308               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRALIA
   (Cost $153,110,261)                                                                         168,484,689              50.4%
                                                                                           ---------------   ---------------
HONG KONG -- (23.1%)
COMMON STOCKS -- (23.0%)
   K. Wah Construction Materials, Ltd.                                         2,455,075         1,987,953               0.6%
   Other Securities                                                                             90,550,945              27.1%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $103,984,609)                                                                          92,538,898              27.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Hong Kong Dollars
     (Cost $107,692)                                                                               107,726               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                      12,919               0.0%
                                                                                           ---------------   ---------------
TOTAL -- HONG KONG
   (Cost $104,092,301)                                                                          92,659,543              27.7%
                                                                                           ---------------   ---------------
SINGAPORE -- (12.9%)
COMMON STOCKS -- (12.9%)
   Chuan Hup Holdings, Ltd.                                                    4,385,000         1,946,228               0.6%
   Jaya Holdings, Ltd.                                                         2,733,000         1,686,003               0.5%
 # Labroy Marine, Ltd.                                                         3,343,000         1,479,655               0.4%
   Straits Trading Co., Ltd.                                                   1,117,200         1,513,182               0.5%
   Other Securities                                                                             45,312,079              13.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $56,377,025)                                                                           51,937,147              15.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $77,932)                                                                                 77,737               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                       9,912               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
   (Cost $56,454,957)                                                                           52,024,796              15.6%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (4.9%)
COMMON STOCKS -- (4.9%)
   New Zealand Refining Co., Ltd.                                                 84,779         2,012,874               0.6%
   Port of Tauranga, Ltd.                                                        541,952         1,791,836               0.5%
   Waste Management NZ, Ltd.                                                     430,471         1,863,264               0.6%
   Other Securities                                                                             14,204,918               4.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $11,983,474)                                                                           19,872,892               6.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
   (Cost $11,693)                                                                          $        11,551               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
   (Cost $11,995,167)                                                                           19,884,443               6.0%
                                                                                           ---------------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities
     (Cost $983,525)                                                                                 8,231               0.0%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
   Other Securities
     (Cost $229,462)                                                                                   753               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
   (Cost $1,212,987)                                                                                 8,984               0.0%
                                                                                           ---------------   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities                                                                                  2,280               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
   (Cost $2,510)                                                                                     2,280               0.0%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (17.2%)
 ^ Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
     (Collateralized by $61,891,609 U.S. TIPS 1.875%, 07/15/13,
     valued at $66,806,963) to be repurchased at $65,497,023
     (Cost $65,491,638)                                                  $        65,492        65,491,638              19.6%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $3,513,000 FNMA Notes 2.95%, 11/14/07, valued
     at $3,508,609) to be repurchased at $3,456,277 (Cost $3,456,000)              3,456         3,456,000               1.0%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $68,947,638)                                                                           68,947,638              20.6%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $395,815,821)                                                                     $   402,012,373             120.3%
                                                                                           ===============   ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
 ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
UNITED KINGDOM -- (95.8%)
COMMON STOCKS -- (94.4%)
Industrials -- (27.6%)
   Atkins (WS) P.L.C.                                                            234,487   $     2,927,200               0.6%
 * Cookson Group P.L.C.                                                          419,725         2,478,705               0.6%
   Davis Service Group P.L.C.                                                    345,079         2,779,174               0.6%
   De La Rue P.L.C.                                                              417,469         2,869,586               0.6%
 * Easyjet P.L.C.                                                              1,068,671         4,377,254               1.0%
   FKI P.L.C.                                                                  1,350,586         2,370,056               0.5%
   Forth Ports P.L.C.                                                            142,983         3,436,809               0.8%
   Go-Ahead Group P.L.C                                                           95,242         2,335,575               0.5%
   Homeserve P.L.C                                                               147,895         2,492,543               0.6%
 * Invensys P.L.C.                                                            13,169,327         2,695,625               0.6%
   Meggitt P.L.C.                                                                514,738         2,733,610               0.6%
   Michael Page International P.L.C.                                             731,357         2,507,014               0.6%
 * Regus Group P.L.C.                                                          2,282,259         3,741,272               0.8%
   SIG P.L.C.                                                                    273,601         2,859,416               0.6%
   Ultra Electronics Holdings P.L.C.                                             157,442         2,273,301               0.5%
   VT Group P.L.C.                                                               409,317         2,530,566               0.6%
   Weir Group P.L.C.                                                             465,726         2,617,684               0.6%
   Other Securities                                                                             82,189,664              18.0%
                                                                                           ---------------   ---------------
Total Industrials
   (Cost $99,323,658)                                                                          130,215,054              28.7%
                                                                                           ---------------   ---------------
Consumer Discretionary -- (21.9%)
   Bovis Homes Group P.L.C.                                                      273,016         3,393,807               0.8%
   First Choice Holidays P.L.C.                                                  898,634         2,952,132               0.7%
   Greene King P.L.C.                                                            157,536         3,527,502               0.8%
 # Manchester United P.L.C.                                                      609,642         3,295,485               0.7%
   McCarthy & Stone P.L.C.                                                       236,392         2,448,228               0.5%
   MFI Furniture Group P.L.C.                                                  1,434,326         2,787,349               0.6%
   Redrow P.L.C.                                                                 364,678         2,642,620               0.6%
   Stanley Leisure P.L.C.                                                        237,264         2,350,129               0.5%
   T&F Informa Group P.L.C.                                                      355,029         2,629,305               0.6%
   Other Securities                                                                             77,479,900              17.0%
                                                                                           ---------------   ---------------
Total Consumer Discretionary
   (Cost $80,612,238)                                                                          103,506,457              22.8%
                                                                                           ---------------   ---------------
Financials -- (13.7%)
   Britannic P.L.C.                                                              294,095         2,729,555               0.6%
   Brixton P.L.C.                                                                497,280         3,325,792               0.7%
   Capital & Regional P.L.C.                                                     167,410         2,370,800               0.5%
   Collins Stewart Tullett P.L.C.                                                297,402         2,280,252               0.5%
   Derwent Valley Holdings P.L.C.                                                120,874         2,522,168               0.6%
   London Merchant Securities P.L.C.                                             731,745         3,048,412               0.7%
   Pillar Property P.L.C.                                                        171,938         2,610,243               0.6%
   Other Securities                                                                             45,599,110              10.0%
                                                                                           ---------------   ---------------
Total Financials
   (Cost $43,635,352)                                                                           64,486,332              14.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
Information Technology -- (9.5%)
   Halma P.L.C.                                                                  866,782   $     2,297,578               0.5%
   Premier Farnell P.L.C.                                                        847,510         2,498,655               0.6%
   Renishaw P.L.C.                                                               188,734         2,365,695               0.5%
   Spectris P.L.C.                                                               292,280         2,626,165               0.6%
   Other Securities                                                                             35,094,618               7.7%
                                                                                           ---------------   ---------------
Total Information Technology
   (Cost $43,357,563)                                                                           44,882,711               9.9%
                                                                                           ---------------   ---------------
Consumer Staples -- (6.0%)
   Body Shop International P.L.C.                                                583,233         2,332,806               0.5%
   Dairy Crest Group P.L.C.                                                      291,948         2,531,754               0.6%
   Greggs P.L.C.                                                                  28,256         2,424,220               0.5%
   Northern Foods P.L.C.                                                       1,114,287         3,176,138               0.7%
   Somerfield P.L.C.                                                             722,361         2,589,845               0.6%
   Wolverhampton & Dudley Breweries P.L.C.                                       178,160         3,587,889               0.8%
   Other Securities                                                                             11,704,973               2.6%
                                                                                           ---------------   ---------------
Total Consumer Staples
   (Cost $19,067,077)                                                                           28,347,625               6.3%
                                                                                           ---------------   ---------------
Energy -- (4.6%)
   Paladin Resources P.L.C.                                                      786,415         2,655,019               0.6%
   Wood Group (John) P.L.C.                                                      881,804         2,348,582               0.5%
   Other Securities                                                                             16,630,239               3.7%
                                                                                           ---------------   ---------------
Total Energy
   (Cost $15,579,305)                                                                           21,633,840               4.8%
                                                                                           ---------------   ---------------
Materials -- (4.1%)
   British Vita P.L.C.                                                           425,448         2,762,055               0.6%
   Smith (DS) Holdings P.L.C.                                                    901,625         2,525,660               0.6%
   Other Securities                                                                             14,207,967               3.1%
                                                                                           ---------------   ---------------
Total Materials
   (Cost $16,273,683)                                                                           19,495,682               4.3%
                                                                                           ---------------   ---------------
Health Care -- (3.9%)
   Isoft Group P.L.C.                                                            480,414         3,499,273               0.8%
   SSL International P.L.C.                                                      448,464         2,275,024               0.5%
   Other Securities                                                                             12,544,765               2.8%
                                                                                           ---------------   ---------------
Total Health Care
   (Cost $18,206,035)                                                                           18,319,062               4.1%
                                                                                           ---------------   ---------------
Other -- (1.3%)
Total Other
   (Cost $6,482,590)                                                                             5,946,689               1.3%
                                                                                           ---------------   ---------------
Telecommunication Services -- (1.2%)
*# Colt Telecom Group P.L.C.                                                   2,574,360         2,431,060               0.6%
   Other Securities                                                                              3,286,977               0.7%
                                                                                           ---------------   ---------------
Total Telecommunication Services
   (Cost $5,706,353)                                                                             5,718,037               1.3%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
Utilities -- (0.6%)
Total Utilities
   (Cost $1,610,319)                                                                       $     3,074,791               0.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $349,854,173)                                                                         445,626,280              98.4%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (1.4%)
 * British Pound Sterling
   (Cost $6,438,398)                                                                             6,391,026               1.4%
                                                                                           ---------------   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency                                                                                       119               0.0%
                                                                                           ---------------   ---------------
TOTAL -- EMU
   (Cost $101)                                                                                         119               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other -- (0.0%)
TOTAL RIGHTS/WARRANTS
   (Cost $4,781)                                                                                     2,668               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $356,297,453)                                                                         452,020,093              99.8%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
 ^ Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
     (Collateralized by $10,628,130 U.S.TIPS 1.875%, 07/15/13, valued at $11,083,612) to be repurchased at $10,866,286
     (Cost $10,865,393)                                                  $        10,865        10,865,393               2.4%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $9,352,000 FNMA Notes 2.95%, 11/14/07, valued
     at $9,340,310) to be repurchased at $9,202,739 (Cost $9,202,000)              9,202         9,202,000               2.0%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $20,067,393)                                                                           20,067,393               4.4%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $376,364,846)                                                                     $   472,087,486             104.2%
                                                                                           ===============   ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
 ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
FRANCE -- (11.6%)
COMMON STOCKS -- (11.6%)
   Bains de Mer et du Cercle des Etrangers a Monaco                                4,615   $     2,782,721               0.4%
   Electricite de Strasbourg                                                      23,784         3,161,887               0.4%
 # Fimalac SA                                                                    111,143         5,089,744               0.6%
 # Guyenne et Gascogne SA                                                         26,000         3,157,908               0.4%
*# Scor SA                                                                     1,501,322         3,076,327               0.4%
   Somfy Interational SA                                                          22,900         4,634,894               0.6%
 # SR Teleperformance                                                             90,928         2,678,600               0.3%
   Taittinger SA                                                                  12,700         4,861,886               0.6%
 # Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)             31,700         7,340,336               0.9%
   Other Securities                                                                             80,186,493               9.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $68,844,497)                                                                          116,970,796              14.3%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $63,013)                                                                                 56,105               0.0%
                                                                                           ---------------   ---------------
TOTAL -- FRANCE
   (Cost $68,907,510)                                                                          117,026,901              14.3%
                                                                                           ---------------   ---------------
SWITZERLAND -- (11.4%)
COMMON STOCKS -- (11.3%)
   Baloise-Holding                                                                98,089         5,121,833               0.6%
   Energiedienst Holding AG                                                        8,265         2,681,187               0.3%
 * Fischer (Georg) AG, Schaffhausen                                                8,458         2,507,314               0.3%
   Kudelski SA                                                                    77,568         2,730,391               0.3%
 * Kuoni Reisen Holding AG                                                         6,937         2,751,468               0.3%
 * Micronas Semi                                                                  78,808         2,952,423               0.4%
   Phonak Holding AG                                                             119,848         4,394,238               0.5%
 * PSP Swiss Property AG                                                          83,303         3,675,148               0.4%
   Rieters Holdings AG                                                            11,206         3,037,018               0.4%
   Sig Holding AG                                                                 14,026         2,982,211               0.4%
 * Sika Finanz AG, Baar                                                            4,967         3,120,035               0.4%
 # Unaxis Holding AG                                                              26,214         3,678,214               0.5%
 * Valiant Holding AG                                                             38,011         3,348,538               0.4%
   Other Securities                                                                             71,016,608               8.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $91,041,286)                                                                          113,996,626              13.9%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.1%)
   Other Securities
     (Cost $266,229)                                                                               556,142               0.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $530,393)                                                                               524,235               0.1%
                                                                                           ---------------   ---------------
TOTAL -- SWITZERLAND
   (Cost $91,837,908)                                                                          115,077,003              14.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
GERMANY -- (9.6%)
COMMON STOCKS -- (9.6%)
   Douglas Holding AG                                                             71,252   $     2,418,245               0.3%
 * IVG Immobilien AG                                                             143,237         2,602,157               0.3%
   K & S Aktiengesellschaft AG                                                   129,500         6,914,946               0.9%
   Leoni AG                                                                       37,500         2,893,666               0.4%
   Stada Arzneimittel AG                                                          84,036         2,591,605               0.3%
   Other Securities                                                                             78,833,834               9.6%
                                                                                           ---------------   ---------------
TOTAL -- GERMANY
   (Cost $69,430,081)                                                                           96,254,453              11.8%
                                                                                           ---------------   ---------------
ITALY -- (6.6%)
COMMON STOCKS -- (6.6%)
   Erg SpA                                                                       173,330         2,685,619               0.3%
   Manifattura Lane Gaetano Marzotto & Figli SpA                                 138,000         3,034,347               0.4%
   Other Securities                                                                             60,574,970               7.4%
                                                                                           ---------------   ---------------
TOTAL -- ITALY
   (Cost $41,549,484)                                                                           66,294,936               8.1%
                                                                                           ---------------   ---------------
SWEDEN -- (6.2%)
COMMON STOCKS -- (6.1%)
   Fabege AB                                                                     164,145         3,312,075               0.4%
   Getinge AB                                                                    176,604         2,565,060               0.3%
   Other Securities                                                                             55,746,895               6.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $37,572,660)                                                                           61,624,030               7.5%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Swedish Krona
   (Cost $387,038)                                                                                 381,234               0.1%
                                                                                           ---------------   ---------------
TOTAL -- SWEDEN
   (Cost $37,959,698)                                                                           62,005,264               7.6%
                                                                                           ---------------   ---------------
NETHERLANDS -- (6.0%)
COMMON STOCKS -- (6.0%)
*# Hagemeyer NV                                                                1,095,089         2,601,670               0.3%
   Heijmans NV                                                                    60,267         2,574,421               0.3%
   Koninklijke Bam NV                                                             40,018         2,525,120               0.3%
   Stork NV                                                                       69,531         2,761,072               0.3%
*# Versatel Telecom International NV                                           1,041,167         2,499,356               0.3%
   Other Securities                                                                             47,618,572               5.9%
                                                                                           ---------------   ---------------
TOTAL -- NETHERLANDS
   (Cost $43,561,295)                                                                           60,580,211               7.4%
                                                                                           ---------------   ---------------
FINLAND -- (4.9%)
COMMON STOCKS -- (4.9%)
   Nokian Renkaat Oyj                                                            158,900         2,835,395               0.4%
   Rautaruukki Oyj Series K                                                      188,780         2,659,420               0.3%
   Wartsila Corp. Oyj Series B                                                    99,690         2,999,117               0.4%
   Other Securities                                                                             40,642,998               4.9%
                                                                                           ---------------   ---------------
TOTAL -- FINLAND
   (Cost $30,505,512)                                                                           49,136,930               6.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
GREECE -- (4.0%)
COMMON STOCKS -- (4.0%)
   Bank of Greece                                                                 21,842   $     2,757,381               0.4%
   Bank of Piraeus S.A.                                                          163,829         2,928,966               0.4%
   Motor Oil (Hellas) Corinth Refineries S.A.                                    211,380         3,294,370               0.4%
   Other Securities                                                                             31,305,498               3.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $38,181,724)                                                                           40,286,215               4.9%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
   Other Securities
     (Cost $8,592)                                                                                   9,115               0.0%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
   (Cost $38,190,316)                                                                           40,295,330               4.9%
                                                                                           ---------------   ---------------
SPAIN -- (4.0%)
COMMON STOCKS -- (4.0%)
   Banco de Valencia SA                                                          191,814         5,579,619               0.7%
   Other Securities                                                                             34,396,927               4.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $16,699,311)                                                                           39,976,546               4.9%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                     244,722               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SPAIN
   (Cost $16,699,311)                                                                           40,221,268               4.9%
                                                                                           ---------------   ---------------
DENMARK -- (3.9%)
COMMON STOCKS -- (3.9%)
   Dampskibsselsk Torm A.S.                                                       49,460         2,700,186               0.3%
   GN Great Nordic A.S.                                                          210,980         2,423,246               0.3%
 * Jyske Bank A.S.                                                                75,520         2,885,152               0.4%
   Other Securities                                                                             31,415,338               3.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $17,204,519)                                                                           39,423,922               4.8%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities                                                                                 18,603               0.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
   (Cost $17,204,519)                                                                           39,442,525               4.8%
                                                                                           ---------------   ---------------
NORWAY -- (3.6%)
COMMON STOCKS -- (3.6%)
   Schibsted ASA                                                                 112,960         2,981,575               0.4%
   Other Securities                                                                             33,563,678               4.1%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $19,444,016)                                                                           36,545,253               4.5%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
   (Cost $102,528)                                                                                 101,196               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
   (Cost $19,546,544)                                                                           36,646,449               4.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BELGIUM -- (3.3%)
COMMON STOCKS -- (3.3%)
   Banque Nationale de Belgique                                                      710   $     2,916,481               0.4%
   Other Securities                                                                             30,283,030               3.7%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
   (Cost $22,063,145)                                                                           33,199,511               4.1%
                                                                                           ---------------   ---------------
IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
   DCC P.L.C.                                                                    136,863         2,713,488               0.3%
   Grafton Group P.L.C.                                                          284,256         3,302,959               0.4%
   Other Securities                                                                             19,844,993               2.5%
                                                                                           ---------------   ---------------
TOTAL -- IRELAND
   (Cost $16,873,795)                                                                           25,861,440               3.2%
                                                                                           ---------------   ---------------
AUSTRIA -- (2.1%)
COMMON STOCKS -- (2.1%)
   Other Securities
   (Cost $11,965,667)                                                                           20,821,107               2.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                         429               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
   (Cost $11,965,667)                                                                           20,821,536               2.6%
                                                                                           ---------------   ---------------
PORTUGAL -- (1.2%)
COMMON STOCKS -- (1.2%)
   Other Securities                                                                             11,896,354               1.5%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
   (Cost $6,843,117)                                                                            11,896,354               1.5%
                                                                                           ---------------   ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency                                                                                   554,480               0.1%
                                                                                           ---------------   ---------------
TOTAL -- EMU
   (Cost $564,980)                                                                                 554,480               0.1%
                                                                                           ---------------   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities                                                                                 70,261               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
   (Cost $214,919)                                                                                  70,261               0.0%
                                                                                           ---------------   ---------------

                                                                              FACE                             PERCENTAGE
                                                                             AMOUNT                 VALUE+   OF NET ASSETS**
                                                                             ------                 ------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (18.9%)
 ^ Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities
     USA 2.96% and 2.98%, respectively, 06/01/05 (Collateralized by
     $277,454,335 U.S. TIPS 1.875%, 07/15/13 & U.S. STRIPS, rates ranging from 0% to 9.875%, maturities ranging from 11/15/05 to
     02/15/29, valued at $193,688,829) to be repurchased at
     $189,898,459 (Cost $189,882,796)                                    $       189,883   $   189,882,796              23.2%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $828,000 FNMA Notes 2.95%, 11/14/07, valued
     at $826,965) to be repurchased at $814,065 (Cost $814,000)                      814           814,000               0.1%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $190,696,796)                                                                         190,696,796              23.3%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $724,614,597)                                                                     $ 1,006,081,648             123.2%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
MEXICO -- (12.1%)
COMMON STOCKS -- (12.1%)
  America Movil S.A. de C.V. Series L                                         10,897,700   $    30,837,777               2.2%
* America Telecom S.A. de C.V. Series A                                        5,129,240        15,504,095               1.1%
  Cementos de Mexico S.A. de C.V. Series B                                     1,551,017        11,800,403               0.8%
  Grupo Financiero Inbursa S.A. de C.V. Series O                               3,161,776         6,739,328               0.5%
  Grupo Modelo S.A. de C.V. Series C                                           2,602,300         7,889,851               0.6%
  Telefonos de Mexico S.A. de C.V.                                            18,366,800        16,975,833               1.2%
  Wal-Mart de Mexico S.A. de C.V. Series V                                     5,494,302        20,822,553               1.5%
  Other Securities                                                                              56,889,988               4.0%
                                                                                           ---------------   ---------------
TOTAL -- MEXICO
  (Cost $112,747,040)                                                                          167,459,828              11.9%
                                                                                           ---------------   ---------------
TAIWAN -- (11.7%)
COMMON STOCKS -- (11.7%)
  Cathay Financial Holdings Co., Ltd.                                          5,527,529        10,537,019               0.8%
  Hon Hai Precision Industry Co., Ltd.                                         1,899,306         9,940,234               0.7%
  Taiwan Semiconductor Manufacturing Co., Ltd.                                13,743,936        24,779,451               1.8%
  Other Securities                                                                             117,639,170               8.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $143,235,910)                                                                          162,895,874              11.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Taiwan Dollar
    (Cost $17,422)                                                                                  17,498               0.0%
                                                                                           ---------------   ---------------
TOTAL -- TAIWAN
  (Cost $143,253,332)                                                                          162,913,372              11.6%
                                                                                           ---------------   ---------------
SOUTH KOREA -- (11.7%)
COMMON STOCKS -- (11.7%)
  Korea Electric Power Corp.                                                     495,290        14,472,188               1.0%
  KT Corp.                                                                       195,930         7,896,552               0.6%
  POSCO                                                                           40,940         7,297,089               0.5%
  Samsung Electronics Co., Ltd.                                                   53,188        25,686,766               1.8%
  SK Telecom Co., Ltd.                                                            56,085         9,947,204               0.7%
  Other Securities                                                                              96,665,661               6.9%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH KOREA
  (Cost $94,368,322)                                                                           161,965,460              11.5%
                                                                                           ---------------   ---------------
SOUTH AFRICA -- (10.9%)
COMMON STOCKS -- (10.9%)
  ABSA Group, Ltd.                                                               604,870         7,346,378               0.5%
  Anglo American Platinum Corp., Ltd.                                            302,315        12,993,774               0.9%
  Anglo American PLC                                                             667,281        15,902,785               1.1%
  Anglogold, Ltd.                                                                304,962        10,293,029               0.7%
  Firstrand, Ltd.                                                              5,453,719        10,993,898               0.8%
  MTN Group, Ltd.                                                              1,329,332         8,773,164               0.6%
  Standard Bank Group, Ltd.                                                      979,729         8,918,054               0.6%
  Telkom SA, Ltd.                                                                660,710        10,789,042               0.8%
  Other Securities                                                                              64,763,939               4.7%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH AFRICA
  (Cost $135,051,995)                                                                          150,774,063              10.7%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BRAZIL -- (10.8%)
PREFERRED STOCKS -- (9.7%)
  Banci Itau Holding Financeira SA                                                86,800   $    15,274,206               1.1%
  Banco Bradesco SA                                                              401,079        12,908,768               0.9%
  Investimentos Itau SA                                                        3,300,893         6,740,151               0.5%
  Telesp Participacoes SA                                                    621,100,000        11,793,038               0.8%
  Vale do Rio Doce Series A                                                      926,880        22,888,300               1.6%
  Other Securities                                                                              64,665,925               4.7%
                                                                                           ---------------   ---------------
TOTAL PREFERRED STOCKS
  (Cost $78,699,331)                                                                           134,270,388               9.6%
                                                                                           ---------------   ---------------
COMMON STOCKS -- (1.1%)
  Other Securities
    (Cost $9,933,446)                                                                           15,689,167               1.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  * Brazilian Real
    (Cost $32,142)                                                                                  34,038               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        9,240               0.0%
                                                                                           ---------------   ---------------
TOTAL -- BRAZIL
  (Cost $88,664,919)                                                                           150,002,833              10.7%
                                                                                           ---------------   ---------------
MALAYSIA -- (6.6%)
COMMON STOCKS -- (6.6%)
  Malayan Banking Berhad                                                       2,815,700         8,142,334               0.6%
  Malaysian International Shipping Corp.
  (Foreign)                                                                    1,501,566         6,824,540               0.5%
  Telekom Malaysia Berhad                                                      3,138,900         8,078,652               0.6%
  Tenaga Nasional Berhad                                                       3,662,800         9,923,114               0.7%
  Other Securities                                                                              59,032,307               4.2%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $86,119,098)                                                                            92,000,947               6.6%
                                                                                           ---------------   ---------------
TURKEY -- (6.3%)
COMMON STOCKS -- (6.3%)
  Akbank T.A.S.                                                                2,264,998        12,090,210               0.9%
  Arcelik A.S.                                                                 1,549,702         8,127,666               0.6%
* Turkiye Garanti Bankasi A.S.                                                 2,261,914         8,536,645               0.6%
  Turkiye Is Bankasi A.S.                                                      2,002,976        10,818,452               0.8%
  Other Securities                                                                              47,423,845               3.3%
                                                                                           ---------------   ---------------
TOTAL -- TURKEY
  (Cost $29,310,662)                                                                            86,996,818               6.2%
                                                                                           ---------------   ---------------
ISRAEL -- (5.5%)
COMMON STOCKS -- (5.5%)
  Bank Hapoalim, Ltd.                                                          2,309,640         8,108,404               0.6%
  Bank Leumi Le-Israel                                                         2,802,069         7,928,531               0.6%
  Israel Chemicals, Ltd.                                                       2,410,526         7,714,773               0.5%
  Teva Pharmaceutical Industries, Ltd.                                           418,280        13,912,996               1.0%
  Other Securities                                                                              39,304,707               2.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $37,118,237)                                                                            76,969,411               5.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Israel Shekel
    (Cost $153)                                                                            $           157               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ISRAEL
  (Cost $37,118,390)                                                                            76,969,568               5.5%
                                                                                           ---------------   ---------------
INDONESIA -- (4.7%)
COMMON STOCKS -- (4.7%)
  PT Astra International Tbk                                                   8,470,461        10,387,615               0.7%
  PT Indonesian Satellite Corp.Tbk                                            14,967,500         7,774,558               0.6%
  PT Telekomunikasi Indonesia (Persero) Tbk                                   37,153,640        18,242,960               1.3%
  PT Unilever Tbk                                                             16,022,000         7,688,916               0.5%
  Other Securities                                                                              20,414,783               1.5%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $39,400,179)                                                                            64,508,832               4.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                          928               0.0%
                                                                                           ---------------   ---------------
TOTAL -- INDONESIA
  (Cost $39,400,179)                                                                            64,509,760               4.6%
                                                                                           ---------------   ---------------
UNITED STATES -- (4.0%)
COMMON STOCKS -- (4.0%)
  Banco Santander Chile Sponsored ADR                                            295,998         9,235,138               0.7%
  Empresa Nacional de Electricidad SA ADR                                        514,018        11,822,414               0.8%
  Other Securities                                                                              34,354,113               2.4%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
  (Cost $40,357,553)                                                                            55,411,665               3.9%
                                                                                           ---------------   ---------------
THAILAND -- (3.6%)
COMMON STOCKS -- (3.6%)
  Advance Info Service Public Co., Ltd. (Foreign)                              5,982,000        13,766,109               1.0%
  Other Securities                                                                              36,822,975               2.6%
                                                                                           ---------------   ---------------
TOTAL -- THAILAND
  (Cost $40,370,479)                                                                            50,589,084               3.6%
                                                                                           ---------------   ---------------
HUNGARY -- (3.0%)
COMMON STOCKS -- (3.0%)
* Magyar Olay-Es Gazipari RT                                                     168,429        12,524,216               0.9%
  Orszagos Takerekpenztar es Keresdelmi Bank RT                                  386,220        11,975,686               0.9%
  Other Securities                                                                              16,923,392               1.2%
                                                                                           ---------------   ---------------
TOTAL -- HUNGARY
  (Cost $15,788,433)                                                                            41,423,294               3.0%
                                                                                           ---------------   ---------------
PHILIPPINES -- (2.5%)
COMMON STOCKS -- (2.5%)
  Philippine Long Distance Telephone Co.                                         347,030         9,389,585               0.7%
  Other Securities                                                                              25,113,621               1.8%
                                                                                           ---------------   ---------------
TOTAL -- PHILIPPINES
  (Cost $41,776,760)                                                                            34,503,206               2.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
POLAND -- (2.4%)
COMMON STOCKS -- (2.4%)
  Other Securities                                                                         $    33,858,709               2.4%
                                                                                           ---------------   ---------------
TOTAL -- POLAND
  (Cost $20,586,160)                                                                            33,858,709               2.4%
                                                                                           ---------------   ---------------
ARGENTINA -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities
    (Cost $24,666,515)                                                                          22,896,165               1.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
    (Cost $256,447)                                                                                261,567               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ARGENTINA
  (Cost $24,922,962)                                                                            23,157,732               1.6%
                                                                                           ---------------   ---------------
INDIA -- (1.5%)
COMMON STOCKS -- (1.5%)
  Other Securities                                                                              20,818,618               1.5%
                                                                                           ---------------   ---------------
TOTAL -- INDIA
  (Cost $20,211,656)                                                                            20,818,618               1.5%
                                                                                           ---------------   ---------------
CZECH REPUBLIC -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                               8,904,597               0.6%
                                                                                           ---------------   ---------------
TOTAL -- CZECH REPUBLIC
  (Cost $6,006,278)                                                                              8,904,597               0.6%
                                                                                           ---------------   ---------------

                                                                                                FACE
                                                                                               AMOUNT
                                                                                               ------
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $5,486,000 FNMA Notes 2.95%, 11/14/07, valued
    at $5,479,143) to be repurchased at $5,398,433 (Cost $5,398,000)     $         5,398         5,398,000               0.4%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $981,452,218)                                                                      $ 1,387,657,554              98.8%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
TAIWAN -- (12.2%)
COMMON STOCKS -- (12.1%)
  Other Securities
    (Cost $39,300,564)                                                                     $    41,513,126              12.2%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
    (Cost $309,563)                                                                                309,643               0.1%
                                                                                           ---------------   ---------------
TOTAL -- TAIWAN
  (Cost $39,610,127)                                                                            41,822,769              12.3%
                                                                                           ---------------   ---------------
SOUTH KOREA -- (12.1%)
COMMON STOCKS -- (12.1%)
  Daewoo International Corp.                                                      73,740         1,083,557               0.3%
* Daewoo Securities Co., Ltd.                                                    179,550         1,188,861               0.4%
  Other Securities                                                                              38,892,278              11.4%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH KOREA
  (Cost $27,932,788)                                                                            41,164,696              12.1%
                                                                                           ---------------   ---------------
SOUTH AFRICA -- (11.7%)
COMMON STOCKS -- (11.7%)
* Anglovaal Mining, Ltd.                                                         345,181         1,705,975               0.5%
  Aspen Pharmacare Holdings PLC                                                  338,902         1,241,432               0.4%
  Highveld Steel & Vanadilum Corp., Ltd.                                         170,284         1,868,877               0.6%
  Investec, Ltd.                                                                  61,734         1,773,851               0.5%
  Reunert                                                                        196,516         1,058,043               0.3%
  Shoprite Holdings, Ltd.                                                        676,148         1,399,784               0.4%
  Sun International, Ltd.                                                        118,612         1,116,046               0.3%
  Tongaat-Hulett Group, Ltd.                                                     170,160         1,476,295               0.4%
  Truworths International, Ltd.                                                  449,776         1,108,406               0.3%
  Other Securities                                                                              27,175,084              8.0%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH AFRICA
  (Cost $36,033,034)                                                                            39,923,793              11.7%
                                                                                           ---------------   ---------------
BRAZIL -- (11.7%)
PREFERRED STOCKS -- (10.8%)
  Acesita SA                                                                      97,876         1,287,276               0.4%
* Electropaulo Electrecidade Metropolitana                                    49,450,000         1,918,894               0.6%
  Klabin SA                                                                    1,216,000         2,003,536               0.6%
  Lojas Americanas SA                                                        115,490,369         2,109,455               0.6%
  Metalurgica Gerdau SA                                                          130,853         1,813,858               0.5%
  Paranaense de Energia Series B                                             409,200,000         2,343,623               0.7%
  Perdigao SA NPV                                                                 71,300         1,492,876               0.4%
  Sadia SA                                                                       910,000         1,484,250               0.4%
  Suzano Bahia Sul Papel e Celullose SA                                          292,642         1,275,261               0.4%
  Tele Celular Sul Participacoes SA                                          965,995,284         1,515,444               0.5%
  Tim Sul SA Preferred Series B                                               24,690,000         1,116,916               0.3%
  Ultrapar Participants                                                      138,130,353         2,379,660               0.7%
  Uniao des Industrias Petroquimicas SA Series B                               1,074,144         1,328,470               0.4%
  Weg SA                                                                         726,800         2,204,984               0.7%
  Other Securities                                                                              12,639,833              3.6%
                                                                                           ---------------   ---------------
TOTAL PREFERRED STOCKS
  (Cost $25,429,586)                                                                            36,914,336              10.8%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
COMMON STOCKS -- (0.9%)
  Copesul Companhia Petroquimica do Sul                                          182,000   $     2,409,546               0.7%
  Other Securities                                                                                 553,032               0.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $1,278,647)                                                                              2,962,578               0.9%
                                                                                           ---------------   ---------------
TOTAL -- BRAZIL
  (Cost $26,708,233)                                                                            39,876,914              11.7%
                                                                                           ---------------   ---------------
MALAYSIA -- (10.6%)
COMMON STOCKS -- (10.6%)
  Other Securities
    (Cost $42,241,527)                                                                          36,292,371              10.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $1,222)                                                                                    4,056               0.0%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities
    (Cost $43,180)                                                                                   3,803               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $42,285,929)                                                                            36,300,230              10.6%
                                                                                           ---------------   ---------------
TURKEY -- (8.1%)
COMMON STOCKS -- (8.1%)
  Akcansa Cimento Sanayi ve Ticaret A.S                                          309,894         1,055,291               0.3%
  Aksigorta A.S.                                                                 324,225         1,244,948               0.4%
  Cimsa Cimento Sanayi Ve Ticaret A.S.                                           259,130         1,090,196               0.3%
* Finansbank A.S.                                                                911,286         3,229,243               1.0%
* Turk Dis Ticaret Bankasi A.S.                                                  612,806         1,941,057               0.6%
  Other Securities                                                                              18,975,332               5.5%
                                                                                           ---------------   ---------------
TOTAL -- TURKEY
  (Cost $17,648,646)                                                                            27,536,067               8.1%
                                                                                           ---------------   ---------------
ISRAEL -- (7.5%)
COMMON STOCKS -- (7.5%)
  Delek Automotive Systems, Ltd.                                                 154,049         1,123,219               0.3%
* Koor Industries, Ltd.                                                           19,500         1,269,096               0.4%
* Nice Systems, Ltd.                                                              28,424         1,042,590               0.3%
  Super-Sol, Ltd. Series B                                                       409,493         1,104,308               0.3%
  Other Securities                                                                              20,912,670               6.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $18,931,808)                                                                            25,451,883               7.5%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       12,478               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ISRAEL
  (Cost $18,931,808)                                                                            25,464,361               7.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
MEXICO -- (7.1%)
COMMON STOCKS -- (7.1%)
  Consorcio Ara S.A.                                                             775,400   $     2,521,892               0.8%
  Controladora Comercial Mexicana S.A. de C.V. Series B                        1,633,500         1,755,911               0.5%
* Corporacion Geo S.A. de C.V. Series B                                        1,330,000         3,146,490               0.9%
* Corporacion Interamericana de Entramiento S.A. de C.V. Series B                703,769         1,364,301               0.4%
  Embotelladora Arca S.A. de C.V., Mexico                                      1,331,800         2,739,622               0.8%
* Empresas ICA Sociedad Controladora S.A. de C.V.                              6,256,350         2,471,650               0.7%
  Gruma S.A. de C.V. Series B                                                    856,800         1,830,206               0.5%
* Industrias S.A. de C.V. Series B                                               661,248         1,372,999               0.4%
  TV Azteca S.A. de C.V. Series A                                              2,248,900         1,148,795               0.3%
  Other Securities                                                                               5,983,912               1.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $19,249,303)                                                                            24,335,778               7.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
    (Cost $8,636)                                                                                    7,227               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MEXICO
  (Cost $19,257,939)                                                                            24,343,005               7.1%
                                                                                           ---------------   ---------------
THAILAND -- (6.0%)
COMMON STOCKS -- (6.0%)
  Other Securities                                                                              20,630,868               6.1%
                                                                                           ---------------   ---------------
TOTAL -- THAILAND
  (Cost $21,247,682)                                                                            20,630,868               6.1%
                                                                                           ---------------   ---------------
INDONESIA -- (4.6%)
COMMON STOCKS -- (4.6%)
  PT Astra Agro Lestari Tbk                                                    6,656,000         2,549,611               0.8%
  PT Bank NISP Tbk                                                            13,832,920         1,360,657               0.4%
  PT Berlian Laju Tanker Tbk                                                  14,767,200         1,456,914               0.4%
  PT Kalbe Farma Tbk                                                          25,907,600         2,114,538               0.6%
  Other Securities                                                                               8,212,393               2.4%
                                                                                           ---------------   ---------------
TOTAL -- INDONESIA
  (Cost $8,065,050)                                                                             15,694,113               4.6%
                                                                                           ---------------   ---------------
POLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
  Other Securities                                                                               7,422,659               2.2%
                                                                                           ---------------   ---------------
TOTAL -- POLAND
  (Cost $4,725,756)                                                                              7,422,659               2.2%
                                                                                           ---------------   ---------------
PHILIPPINES -- (1.9%)
COMMON STOCKS -- (1.9%)
  Other Securities                                                                               6,609,887               1.9%
                                                                                           ---------------   ---------------
TOTAL -- PHILIPPINES
  (Cost $6,061,276)                                                                              6,609,887               1.9%
                                                                                           ---------------   ---------------
INDIA -- (1.4%)
COMMON STOCKS -- (1.4%)
  Other Securities                                                                               4,925,563               1.4%
                                                                                           ---------------   ---------------
TOTAL -- INDIA
  (Cost $4,991,989)                                                                              4,925,563               1.4%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
HUNGARY -- (1.4%)
COMMON STOCKS -- (1.4%)
* Danubius Hotel & Spa RT                                                         58,038   $     1,307,560               0.4%
  Delmagyarorszagi Aramszolgaltato Demasz RT                                      15,581         1,039,675               0.3%
  Other Securities                                                                               2,437,078               0.7%
                                                                                           ---------------   ---------------
TOTAL -- HUNGARY
  (Cost $4,841,731)                                                                              4,784,313               1.4%
                                                                                           ---------------   ---------------
ARGENTINA -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities
    (Cost $2,451,971)                                                                            2,336,888               0.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
    (Cost $116,655)                                                                                118,681               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ARGENTINA
  (Cost $2,568,626)                                                                              2,455,569               0.7%
                                                                                           ---------------   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                                   6,791               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
  (Cost $12,241)                                                                                     6,791               0.0%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $2,710,000 FNMA Notes 2.95%, 11/14/07, valued
    at $2,706,613) to be repurchased at $2,666,214 (Cost $2,666,000)     $         2,666         2,666,000               0.8%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $283,588,855)                                                                      $   341,627,598             100.2%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                        FACE
                                                                                                       AMOUNT                VALUE+
                                                                                                  ---------------   ---------------
                                                                                                       (000)
UNITED STATES -- (69.9%)
COMMERCIAL PAPER -- (33.6%)
Barton Capital Corp.
     3.050%, 07/07/05                                                                             $        24,000   $    23,926,152
     3.040%, 07/08/05                                                                                      20,000        19,936,688
     3.070%, 07/20/05                                                                                      17,000        16,927,736
Canadian Wheat Board
     2.910%, 06/07/05                                                                                       4,000         3,998,006
     2.790%, 06/10/05                                                                                       8,000         7,994,020
     2.960%, 06/27/05                                                                                       8,777         8,757,900
     3.000%, 07/05/05                                                                                       2,000         1,994,263
     3.030%, 07/18/05                                                                                       8,000         7,967,758
     3.020%, 07/22/05                                                                                      10,000         9,956,069
CBA (DE) Finance, Inc.
    3.060%, 07/12/05                                                                                       11,000        10,961,577
Ciesco L.P.
    2.940%, 06/08/05                                                                                        1,000           999,411
    2.950%, 06/14/05                                                                                       36,000        35,960,609
    3.020%, 06/15/05                                                                                       13,000        12,984,681
    2.980%, 06/16/05                                                                                        4,000         3,994,950
    3.080%, 07/15/05                                                                                        8,000         7,969,689
Compass Securitization LLC
    3.030%, 06/15/05                                                                                       35,000        34,958,756
    3.020%, 06/20/05                                                                                       15,000        14,975,949
Dexia Delaware LLC
    3.020%, 06/27/05                                                                                        1,100         1,097,606
DuPont (E.I.) de Nemours & Co., Inc.
    2.920%, 06/13/05                                                                                       10,000         9,990,033
    2.990%, 06/28/05                                                                                       26,800        26,739,397
Export Development Corp.
    3.020%, 07/18/05                                                                                       23,000        22,907,303
Govco, Inc.
    3.070%, 07/06/05                                                                                        4,000         3,988,045
Lloyds TSB Bank P.L.C.
    3.005%, 06/30/05                                                                                       28,000        27,931,882
Nestle Australia, Ltd.
    2.980%, 06/08/05                                                                                        7,000         6,995,930
Nestle Capital Corp.
    2.860%, 06/03/05                                                                                       15,000        14,997,507
    3.040%, 07/08/05                                                                                        5,000         4,984,326
    3.050%, 07/11/05                                                                                        7,500         7,474,475
    3.100%, 08/02/05                                                                                       34,000        33,816,369
Network Rail Finance P.L.C.
    3.080%, 07/13/05                                                                                       10,000         9,964,171
    3.100%, 07/20/05                                                                                        8,000         7,966,310
    3.110%, 07/26/05                                                                                       16,700        16,620,498
    3.110%, 07/29/05                                                                                       17,000        16,914,381
New Center Asset Trust
    2.940%, 06/01/05                                                                                        4,300         4,300,000
Paccar Financial Corp.
    2.800%, 06/02/05                                                                                        9,755         9,754,189
    2.910%, 06/03/05                                                                                        7,900         7,898,687
    3.100%, 08/10/05                                                                                        4,200         4,174,185
Sheffield Receivables Corp.
    3.020%, 06/13/05                                                                                       30,000        29,969,598
Shell Finance UK
    3.030%, 07/11/05                                                                              $        18,000   $    17,938,739
    3.040%, 07/18/05                                                                                          900           896,373
Siemens Capital Corp.
    2.910%, 06/02/05                                                                                       15,000        14,998,754
    2.910%, 06/03/05                                                                                        5,700         5,699,053
Total Capital SA
    3.110%, 06/01/05                                                                                       52,000        52,000,000
UBS Finance Delaware, Inc.
    3.010%, 06/17/05                                                                                       40,000        39,946,808
    3.030%, 07/01/05                                                                                        2,500         2,493,702
    3.090%, 07/18/05                                                                                       16,000        15,935,515
Wal-Mart Stores, Inc.
    2.890%, 06/07/05                                                                                       18,800        18,790,630
    3.050%, 07/12/05                                                                                        7,000         6,975,549
Windmill Funding Corp.
    2.830%, 06/01/05                                                                                        8,000         8,000,000
    3.020%, 06/16/05                                                                                       15,000        14,981,000
    3.060%, 07/08/05                                                                                       10,000         9,968,241
                                                                                                                    ---------------
TOTAL COMMERCIAL PAPER
  (Cost $701,388,259)                                                                                                   701,373,470
                                                                                                                    ---------------
AGENCY OBLIGATIONS -- (19.2%)
Federal Farm Credit Bank
    2.250%, 09/01/06                                                                                       10,000         9,822,930
    2.600%, 09/07/06                                                                                       24,600        24,263,447
    2.750%, 09/29/06                                                                                       50,000        49,374,050
Federal Home Loan Bank
    2.875%, 08/15/06                                                                                       70,000        69,337,240
    2.750%, 11/15/06                                                                                       36,000        35,495,496
Federal Home Loan
  Mortgage Corporation
    2.750%, 08/15/06                                                                                       22,000        21,757,472
    2.750%, 10/15/06                                                                                       66,000        65,160,546
    2.375%, 02/15/07                                                                                       30,000        29,326,050
Federal National Mortgage Association
    4.375%, 10/15/06                                                                                       70,700        71,330,220
    2.625%, 11/15/06                                                                                       25,000        24,617,625
                                                                                                                    ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $403,012,131)                                                                                                  400,485,076
                                                                                                                    ---------------
BONDS -- (17.1%)
Bank of America Corp.
    5.250%, 02/01/07                                                                                       15,000        15,314,115
Bayerische Landesbank
    2.600%, 10/16/06                                                                                       10,000         9,834,300
Citigroup, Inc.
    5.750%, 05/10/06                                                                                       38,050        38,705,221
    5.500%, 08/09/06                                                                                       12,400        12,611,358
    5.000%, 03/06/07                                                                                        8,000         8,134,256
General Electric Capital Corp.
    2.970%, 07/26/06                                                                                       52,000        51,494,196
KFW International Finance, Inc.
    5.250%, 06/28/06                                                                                       53,000        53,761,928

                                                                                                        FACE
                                                                                                       AMOUNT                VALUE+
                                                                                                  ---------------   ---------------
                                                                                                       (000)
Landesbank Baden-Wuerttemberg
    4.150%, 03/30/07                                                                              $        51,000   $    51,153,714
Toyota Motor Credit Corp.
    2.900%, 07/14/06                                                                                       53,000        52,329,921
US Bank NA
    2.850%, 11/15/06                                                                                       34,350        33,808,507
Wal-Mart Stores, Inc.
    5.450%, 08/01/06                                                                                       19,100        19,432,034
Wells Fargo & Co.
    5.900%, 05/21/06                                                                                        8,600         8,759,306
                                                                                                                    ---------------
TOTAL BONDS
  (Cost $357,891,586)                                                                                                   355,338,856
                                                                                                                    ---------------
TOTAL -- UNITED STATES
  (Cost $1,462,291,976)                                                                                               1,457,197,402
                                                                                                                    ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.4%)
BONDS -- (9.4%)
Asian Development Bank
    4.875%, 02/05/07                                                                                       50,000        51,064,000
European Investment Bank
    3.000%, 08/15/06                                                                                       52,600        52,282,769
Inter-American Development Bank
    6.625%, 03/07/07                                                                                       43,503        45,695,856
International Finance Corp.
    5.250%, 05/02/06                                                                                       19,400        19,616,252
    4.750%, 04/30/07                                                                                       28,000        28,497,280
                                                                                                                    ---------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
  (Cost $197,885,211)                                                                                                   197,156,157
                                                                                                                    ---------------
CANADA -- (6.9%)
BONDS -- (6.9%)
British Columbia, Province of
    4.625%, 10/03/06                                                                                       48,040        48,663,271
Manitoba, Province of
    4.250%, 11/20/06                                                                                       51,000        51,362,916
Ontario, Province of
    2.650%, 12/15/06                                                                                       44,000        43,256,048
                                                                                                                    ---------------
TOTAL -- CANADA
  (Cost $144,169,118)                                                                                                   143,282,235
                                                                                                                    ---------------
GERMANY -- (2.5%)
BONDS -- (2.5%)
Landwirtschaft Rentenbank
    4.500%, 10/23/06                                                                                       50,100        50,587,924
    4.875%, 03/12/07                                                                                        2,000         2,034,046
                                                                                                                    ---------------
TOTAL -- GERMANY
  (Cost $53,230,441)                                                                                                     52,621,970
                                                                                                                    ---------------
SPAIN -- (2.4%)
BONDS -- (2.4%)
Institut de Credito Oficial
    4.625%, 11/29/06
    (Cost $51,467,050)                                                                                     50,500        51,029,442
                                                                                                                    ---------------
NORWAY -- (2.4%)
BONDS -- (2.4%)
Eksportfinans ASA
    5.750%, 06/06/06
    (Cost $51,487,845)                                                                                     50,000        50,999,200
                                                                                                                    ---------------
SWEDEN -- (2.4%)
BONDS -- (2.4%)
Swedish Export Credit Corp.
    2.875%, 01/26/07
    (Cost $49,543,854)                                                                            $        50,000   $    49,212,000
                                                                                                                    ---------------
AUSTRIA -- (2.3%)
BONDS -- (2.3%)
Oesterreichische Kontrollbank AG
    5.125%, 03/20/07
    (Cost $46,967,784)                                                                                     46,000        47,133,532
                                                                                                                    ---------------
UNITED KINGDOM -- (1.0%)
BONDS -- (1.0%)
BP Capital Markets P.L.C.
    2.750%, 12/29/06
    (Cost $20,917,918)                                                                                     21,332        20,995,232
                                                                                                                    ---------------
TEMPORARY CASH
INVESTMENTS -- (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05 (Collateralized
    by $16,366,000 FHLMC Notes 4.00%, 09/22/09, valued at $16,386,458) to be
    repurchased at $16,145,296 (Cost $16,144,000)                                                          16,144        16,144,000
                                                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,094,105,197)                                                                                             $ 2,085,771,170
                                                                                                                    ===============

----------
 +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                        FACE
                                                                                                       AMOUNT                VALUE+
                                                                                                  ---------------   ---------------
                                                                                                       (000)
UNITED STATES -- (50.8%)
AGENCY OBLIGATIONS -- (33.4%)
Federal Farm Credit Bank
    2.750%, 09/29/06                                                                              $       141,060   $   139,294,070
Federal Home Loan Bank
    2.875%, 08/15/06                                                                                       17,000        16,839,044
    2.625%, 10/16/06                                                                                       66,000        65,062,206
    3.375%, 02/23/07                                                                                       70,000        69,598,340
Federal Home Loan Mortgage Corporation
    2.750%, 08/15/06                                                                                       31,500        31,152,744
    2.750%, 10/15/06                                                                                      105,000       103,664,505
    3.750%, 04/15/07                                                                                       26,000        26,010,920
Federal National Mortgage Association
    4.375%, 10/15/06                                                                                      121,000       122,078,594
    2.375%, 02/15/07                                                                                       50,000        48,866,550
                                                                                                                    ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $628,366,597)                                                                                                  622,566,973
                                                                                                                    ---------------
BONDS -- (17.4%)
Bank of America Corp.
    5.250%, 02/01/07                                                                                       52,700        53,803,591
Citigroup, Inc.
    6.250%, 05/15/06                                                                                       21,079        21,532,220
    5.500%, 08/09/06                                                                                        6,600         6,712,497
General Electric Capital Corp.
    2.970%, 07/26/06                                                                                       45,200        44,760,340
KFW International Finance, Inc.
    5.250%, 06/28/06                                                                                       45,000        45,646,920
Landesbank Baden-Wuerttemberg
    4.150%, 03/30/07                                                                                       53,000        53,159,742
Toyota Motor Credit Corp.
    3.000%, 06/09/06                                                                                       40,000        39,605,920
    2.900%, 07/14/06                                                                                        5,200         5,134,256
US Bank NA
    2.850%, 11/15/06                                                                                        7,000         6,889,652
Wal-Mart Stores, Inc.
    5.450%, 08/01/06                                                                                       28,323        28,815,367
Wells Fargo & Co.
    5.900%, 05/21/06                                                                                       17,035        17,350,556
                                                                                                                    ---------------
TOTAL BONDS
  (Cost $325,474,332)                                                                                                   323,411,061
                                                                                                                    ---------------
TOTAL -- UNITED STATES
  (Cost $953,840,929)                                                                                                   945,978,034
                                                                                                                    ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (14.6%)
BONDS -- (14.6%)
Asian Development Bank
    4.875%, 02/05/07                                                                                       51,500        52,595,920
Council of Europe
    4.875%, 01/23/07                                                                                       53,000        53,936,669
European Bank For Reconstruction & Development
    5.375%, 06/15/06                                                                              $        49,700   $    50,389,389
European Investment Bank
    3.000%, 08/15/06                                                                                       34,000        33,794,946
    4.875%, 09/06/06                                                                                       16,500        16,747,533
Inter-American Development Bank
    6.625%, 03/07/07                                                                                       10,600        11,134,314
International Finance Corp.
    4.750%, 04/30/07                                                                                        7,700         7,836,752
World Bank (International Bank for Reconstruction & Development)
  Corporate Bonds
    4.375%, 09/28/06                                                                                       44,500        44,950,295
                                                                                                                    ---------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
  (Cost $272,520,661)                                                                                                   271,385,818
                                                                                                                    ---------------
CANADA -- (7.8%)
BONDS -- (7.8%)
British Columbia, Province of
    4.625%, 10/03/06                                                                                       48,500        49,129,239
Canadian Government
    6.750%, 08/28/06                                                                                       46,700        48,444,151
Manitoba, Province of
    4.250%, 11/20/06                                                                                       47,000        47,334,476
                                                                                                                    ---------------
TOTAL -- CANADA
  (Cost $146,414,630)                                                                                                   144,907,866
                                                                                                                    ---------------
GERMANY -- (5.7%)
BONDS -- (5.7%)
Landeskreditbank Baden-Wuerttemberg-Foerderbank
    4.875%, 01/30/07                                                                                       53,000        53,868,458
Landwirtschaft Rentenbank
    4.500%, 10/23/06                                                                                       49,737        50,221,390
    4.875%, 03/12/07                                                                                        3,000         3,051,069
                                                                                                                    ---------------
TOTAL -- GERMANY
  (Cost $107,871,824)                                                                                                   107,140,917
                                                                                                                    ---------------
NETHERLANDS -- (4.5%)
BONDS -- (4.5%)
Bank Nederlandse Gemeenten
    4.500%, 12/14/06                                                                                       43,000        43,448,576
Nederlandse Waterschapsbank NV
    6.875%, 10/26/06                                                                                       10,000        10,395,470
Rabobank
    5.750%, 05/25/06                                                                                       30,000        30,575,580
                                                                                                                    ---------------
TOTAL -- NETHERLANDS
  (Cost $84,927,406)                                                                                                     84,419,626
                                                                                                                    ---------------

                                                                                                        FACE
                                                                                                       AMOUNT                VALUE+
                                                                                                  ---------------   ---------------
                                                                                                       (000)
AUSTRIA -- (3.3%)
BONDS -- (3.3%)
Bank Austria AG
    5.750%, 06/08/06                                                                              $        10,000   $    10,189,910
Oesterreichische Kontrollbank AG
     5.125%, 03/20/07                                                                                      50,000        51,232,100
                                                                                                                    ---------------
TOTAL -- AUSTRIA
    (Cost $61,204,193)                                                                                                   61,422,010
                                                                                                                    ---------------
SPAIN -- (2.7%)
BONDS -- (2.7%)
Institut de Credito Oficial
    4.625%, 11/29/06
    (Cost $50,944,882)                                                                                     50,000        50,524,200
                                                                                                                    ---------------
SWEDEN -- (2.7%)
BONDS -- (2.7%)
Swedish Export Credit Corp.
    4.625%, 11/06/06                                                                                       15,000        15,168,735
    2.875%, 01/26/07                                                                                       35,000        34,448,400
                                                                                                                    ---------------
TOTAL -- SWEDEN
    (Cost $49,981,036)                                                                                                   49,617,135
                                                                                                                    ---------------
NORWAY -- (2.5%)
BONDS -- (2.5%)
Eksportfinans ASA
    5.750%, 06/06/06
    (Cost $47,042,721)                                                                                     45,700        46,613,269
                                                                                                                    ---------------
DENMARK -- (2.4%)
BONDS -- (2.4%)
Denmark (Kingdom of)
    5.125%, 12/28/06
    (Cost $44,120,887)                                                                                     43,000        43,930,864
                                                                                                                    ---------------
UNITED KINGDOM -- (1.5%)
BONDS -- (1.5%)
BP Capital Markets P.L.C.
    2.350%, 06/15/06                                                                              $        14,000   $    13,785,002
    2.750%, 12/29/06                                                                                       15,066        14,828,157
                                                                                                                    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $28,660,972)                                                                                                     28,613,159
                                                                                                                    ---------------
FRANCE -- (0.8%)
BONDS -- (0.8%)
Dexia Municipal Agency
    5.125%, 09/11/06
    (Cost $15,420,689)                                                                                     15,000        15,223,185
                                                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
      (Collateralized by $12,453,000 FNMA Notes 2.95%, 11/14/07, valued at
      $12,437,434) to be repurchased at $12,253,984 (Cost $12,253,000)                                     12,253        12,253,000
                                                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,875,203,830)                                                                                             $ 1,862,029,083
                                                                                                                    ===============

----------
 +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 2005
           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                           THE U.S.     THE ENHANCED     THE U.S.       THE U.S.
                                                                            LARGE        U.S. LARGE     LARGE CAP       SMALL XM
                                                                           COMPANY        COMPANY         VALUE          VALUE
                                                                            SERIES         SERIES         SERIES         SERIES
                                                                         ------------   ------------   ------------   -------------
ASSETS:
Investments at Value (including $227,963, $0, $153,810,
    and $2,028 of securities on loan, respectively)                      $  4,102,019   $    269,949   $  4,963,825   $     193,856
Cash                                                                            3,232             --              1               1
Receivables:
   Investment Securities Sold                                                      --             --          1,427             578
   Dividends and Interest                                                       6,559          1,635          6,334             130
   Securities Lending Income                                                       39             --            260               8
   Fund Shares Sold                                                             2,597             92          6,047              32
Unrealized Gain on Swap Contracts                                                  --            715             --              --
Prepaid Expenses and Other Assets                                                  24              4             20               3
                                                                         ------------   ------------   ------------   -------------
    Total Assets                                                            4,114,470        272,395      4,977,914         194,608
                                                                         ------------   ------------   ------------   -------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                           234,937             --        159,527           2,271
   Investment Securities Purchased                                                 --             --         29,501             871
   Fund Shares Redeemed                                                           693             --            109              --
   Due to Advisor                                                                  79             11            387              16
   Payable for Futures Margin Variation                                           435          1,669             --              --
Accrued Expenses and Other Liabilities                                            202             35            259              22
                                                                         ------------   ------------   ------------   -------------
    Total Liabilities                                                         236,346          1,715        189,783           3,180
                                                                         ------------   ------------   ------------   -------------
NET ASSETS                                                               $  3,878,124   $    270,680   $  4,788,131   $     191,428
                                                                         ============   ============   ============   =============
SHARES OUTSTANDING $0.01 PAR VALUE                                                N/A     30,387,939    247,661,374      16,871,850
                                                                         ============   ============   ============   =============
NET ASSET VALUE , OFFERING AND REDEMPTION PRICE PER SHARE                         N/A   $       8.91   $      19.33   $       11.35
                                                                         ============   ============   ============   =============
Investments at Cost                                                      $  3,221,537   $    270,838   $  3,977,265   $     188,579
                                                                         ============   ============   ============   =============

                                                                           THE U.S.       THE U.S.       THE U.S.        THE DFA
                                                                          SMALL CAP        SMALL          MICRO       INTERNATIONAL
                                                                            VALUE           CAP            CAP            VALUE
                                                                            SERIES         SERIES         SERIES          SERIES
                                                                         ------------   ------------   ------------   -------------
ASSETS:
Investments at Value (including $173,532, $109,475, $138,767, and
    $845,639 of securities on loan, respectively)                        $  6,782,328   $  2,618,370   $  3,506,310   $   4,364,903
Cash                                                                                1             --              1              --
Receivables:
   Investment Securities Sold                                                  30,002          6,861         10,618             122
   Dividends, Interest, and Tax Reclaims                                        3,833          1,100          1,153          11,301
   Securities Lending Income                                                      402            318            497           1,018
   Fund Shares Sold                                                             7,296            669            339           6,763
Prepaid Expenses and Other Assets                                                  31             14             37              17
                                                                         ------------   ------------   ------------   -------------
    Total Assets                                                            6,823,893      2,627,332      3,518,955       4,384,124
                                                                         ------------   ------------   ------------   -------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                           192,164        119,676        154,165         897,593
   Investment Securities Purchased                                             34,422          5,820         27,516           9,084
   Fund Shares Redeemed                                                           354            128             77             323
   Due to Advisor                                                               1,061             61            270             575
   Loan Payable                                                                    --             --             --             241
Accrued Expenses and Other Liabilities                                            402            141            228             247
                                                                         ------------   ------------   ------------   -------------
    Total Liabilities                                                         228,403        125,826        182,256         908,063
                                                                         ------------   ------------   ------------   -------------
NET ASSETS                                                               $  6,595,490   $  2,501,506   $  3,336,699   $   3,476,061
                                                                         ============   ============   ============   =============
SHARES OUTSTANDING $0.01 PAR VALUE                                        307,994,629    166,281,387    313,499,630     221,948,580
                                                                         ============   ============   ============   =============
NET ASSET VALUE , OFFERING AND REDEMPTION PRICE PER SHARE                $      21.41   $      15.04   $      10.64   $       15.66
                                                                         ============   ============   ============   =============
Investments at Cost                                                      $  5,737,060   $  2,385,238   $  2,909,295   $   3,763,256
                                                                         ============   ============   ============   =============

                 See accompanying Notes to Financial Statements.

                                                                           THE        THE UNITED         THE
                                                       THE JAPANESE    PACIFIC RIM      KINGDOM      CONTINENTAL
                                                           SMALL          SMALL          SMALL          SMALL
                                                          COMPANY        COMPANY        COMPANY        COMPANY
                                                          SERIES         SERIES         SERIES         SERIES
                                                       ------------   ------------   ------------   ------------
ASSETS:
Investments at Value (including $202,651, $57,424,
    $10,136, and $179,113 of securities on loan,
    respectively)                                      $  1,006,274   $    402,012   $    472,087   $  1,006,082
Cash                                                             15              5             15             15
Receivables:
   Investment Securities Sold                                    --          1,076          3,250            675
   Dividends, Interest, and Tax Reclaims                      5,404            691          1,508          2,027
   Securities Lending Income                                    308             63             10            253
   Fund Shares Sold                                              73            155          2,017             59
Prepaid Expenses and Other Assets                                 6              2              2              3
                                                       ------------   ------------   ------------   ------------
    Total Assets                                          1,012,080        404,004        478,889      1,009,114
                                                       ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                         219,524         65,492         10,865        189,883
   Investment Securities Purchased                            7,372          4,313         14,795          2,152
   Fund Shares Redeemed                                          --             42              1              4
   Due to Advisor                                                66             28             36             68
Accrued Expenses and Other Liabilities                           88             60             63            115
                                                       ------------   ------------   ------------   ------------
    Total Liabilities                                       227,050         69,935         25,760        192,222
                                                       ------------   ------------   ------------   ------------
NET ASSETS                                             $    785,030   $    334,069   $    453,129   $    816,892
                                                       ============   ============   ============   ============
Investments at Cost                                    $    994,844   $    395,816   $    376,365   $    724,615
                                                       ============   ============   ============   ============

                                                                          THE
                                                            THE        EMERGING         THE DFA        THE DFA
                                                         EMERGING       MARKETS        ONE-YEAR    TWO-YEAR GLOBAL
                                                          MARKETS      SMALL CAP     FIXED INCOME   FIXED INCOME
                                                          SERIES        SERIES          SERIES         SERIES
                                                      -------------  -------------  -------------  ---------------
ASSETS:
Investments at Value                                  $   1,387,658  $     341,628  $   2,085,771  $     1,862,029
Cash                                                             15             16              1               16
Receivables:
   Investment Securities Sold                                15,037             --             --               --
   Dividends, Interest, and Tax Reclaims                      5,947          1,237         11,883           20,184
   Fund Shares Sold                                             773            386          2,197
Prepaid Expenses and Other Assets                                 6              1              8                8
                                                      -------------  -------------  -------------  ---------------
    Total Assets                                          1,409,436        343,268      2,097,663        1,884,434
                                                      -------------  -------------  -------------  ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                            1,089          1,701             --               --
   Fund Shares Redeemed                                           1             --          6,527               --
   Due to Advisor                                               115             56             88               78
Deferred Thailand Capital Gains Tax                           3,562            430             --               --
Accrued Expenses and Other Liabilities                          236             84            113              123
                                                      -------------  -------------  -------------  ---------------
    Total Liabilities                                         5,003          2,271          6,728              201
                                                      =============  =============  =============  ===============
NET ASSETS                                            $   1,404,433  $     340,997  $   2,090,935  $     1,884,233
                                                      =============  =============  =============  ===============
SHARES OUTSTANDING $0.01 PAR VALUE                              N/A            N/A    209,400,816      188,475,872
                                                      =============  =============  =============  ===============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                              N/A            N/A  $        9.99  $         10.00
                                                      =============  =============  =============  ===============
Investments at Cost                                   $     981,452  $     283,589  $   2,094,105  $     1,875,204
                                                      =============  =============  =============  ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                   THE U.S.      THE ENHANCED      THE U.S.       THE U.S.
                                                                    LARGE         U.S. LARGE      LARGE CAP       SMALL XM
                                                                   COMPANY         COMPANY          VALUE          VALUE
                                                                    SERIES          SERIES          SERIES         SERIES
                                                                 ------------    ------------    ------------   ------------
INVESTMENT INCOME
   Dividends                                                     $     32,510              --    $     30,069   $        840
   Interest                                                             1,014    $      3,455             644             22
   Income from Securities Lending                                          94              --             501             38
                                                                 ------------    ------------    ------------   ------------
        Total Investment Income                                        33,618           3,455          31,214            900
                                                                 ------------    ------------    ------------   ------------
EXPENSES
   Investment Advisory Services                                           459              61           2,171             97
   Accounting & Transfer Agent Fees                                       275             124             610             16
   Custodian Fees                                                          68              19             206              9
   Legal Fees                                                              13               1               8              1
   Audit Fees                                                              19               1              18              1
   S&P 500 Fees                                                            40               2              --             --
   Shareholders' Reports                                                   21               1              20              1
   Trustees' Fees and Expenses                                             16               1              16              1
   Other                                                                   31               5              30              8
                                                                 ------------    ------------    ------------   ------------
        Total Expenses                                                    942             215           3,079            134
                                                                 ------------    ------------    ------------   ------------
   NET INVESTMENT INCOME (LOSS)                                        32,676           3,240          28,135            766
                                                                 ------------    ------------    ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold             (16,162)           (526)         33,983          9,820
   Net Realized Gain (Loss) on Futures                                  3,238          14,884              --             --
   Net Realized Gain (Loss) on Foreign Currency Transactions               --           1,046              --             --
   Net Realized Gain (Loss) on Swap Contracts                              --             760              --             --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                        69,706            (916)        146,995         (8,416)
     Futures                                                           (1,348)        (12,146)             --             --
     Swap Contracts                                                        --            (932)             --             --
     Translation of Foreign Currency Denominated Amounts                   --            (251)             --             --
                                                                 ------------    ------------    ------------   ------------
   NET GAIN (LOSS)                                                     55,434           1,919         180,978          1,404
                                                                 ------------    ------------    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $     88,110    $      5,159    $    209,113   $      2,170
                                                                 ============    ============    ============   ============

                 See accompanying Notes to Financial Statements.

                                                                   THE U.S.        THE U.S.        THE U.S.         THE DFA
                                                                  SMALL CAP         SMALL           MICRO        INTERNATIONAL
                                                                    VALUE            CAP             CAP             VALUE
                                                                    SERIES          SERIES          SERIES          SERIES
                                                                 ------------    ------------    ------------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
        $0, $0, $0, and $6,624, respectively)                    $     30,927    $     10,397    $     11,991    $      59,004
   Interest                                                             1,022             279             376              243
   Income from Securities Lending                                       2,073           1,451           2,549            2,820
                                                                 ------------    ------------    ------------    -------------
        Total Investment Income                                        34,022          12,127          14,916           62,067
                                                                 ------------    ------------    ------------    -------------
EXPENSES
   Investment Advisory Services                                         6,438             365           1,631            3,260
   Accounting & Transfer Agent Fees                                       903             341             458              655
   Custodian Fees                                                         306             116             155              381
   Legal Fees                                                              26               5              10                8
   Audit Fees                                                              31              10              16               12
   Shareholders' Reports                                                   35              11              19               14
   Trustees' Fees and Expenses                                             26               8              14               10
   Other                                                                   48              18              27               42
                                                                 ------------    ------------    ------------    -------------
        Total Expenses                                                  7,813             874           2,330            4,382
                                                                 ------------    ------------    ------------    -------------
   NET INVESTMENT INCOME (LOSS)                                        26,209          11,253          12,586           57,685
                                                                 ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold             411,894          87,072         157,840           62,333
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          --              --              --              (82)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                      (462,336)       (134,361)       (252,417)         (67,392)
     Translation of Foreign Currency Denominated Amounts                   --              --              --             (654)
                                                                 ------------    ------------    ------------    -------------
   NET GAIN (LOSS)                                                    (50,442)        (47,289)        (94,577)          (5,795)
                                                                 ------------    ------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $    (24,233)   $    (36,036)   $    (81,991)   $      51,890
                                                                 ============    ============    ============    =============

                 See accompanying Notes to Financial Statements.

                                                                                      THE         THE UNITED         THE
                                                                 THE JAPANESE     PACIFIC RIM      KINGDOM       CONTINENTAL
                                                                     SMALL           SMALL          SMALL           SMALL
                                                                    COMPANY         COMPANY        COMPANY         COMPANY
                                                                    SERIES          SERIES          SERIES          SERIES
                                                                 ------------    ------------    ------------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $474, $160,
     $0, and $1,905, respectively)                               $      6,294    $      6,272    $      6,108    $     11,783
   Interest                                                                73              45              55              83
   Income from Securities Lending                                       1,721             358              36             953
                                                                 ------------    ------------    ------------    ------------
        Total Investment Income                                         8,088           6,675           6,199          12,819
                                                                 ------------    ------------    ------------    ------------
EXPENSES
   Investment Advisory Services                                           366             168             214             382
   Accounting & Transfer Agent Fees                                       321             203             234             329
   Custodian Fees                                                         130              92              40             198
   Legal Fees                                                               2               1               1               2
   Audit Fees                                                               3               1               2               3
   Shareholders' Reports                                                    3               1               2               4
   Trustees' Fees and Expenses                                              2               1               1               3
   Other                                                                   11               5               6              12
                                                                 ------------    ------------    ------------    ------------
        Total Expenses                                                    838             472             500             933
                                                                 ------------    ------------    ------------    ------------
   NET INVESTMENT INCOME (LOSS)                                         7,250           6,203           5,699          11,886
                                                                 ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold               5,269           4,275           4,575          15,308
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          (3)             46             (49)           (166)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                        42,645         (17,021)         (1,088)         22,727
     Translation of Foreign Currency Denominated Amounts                 (204)             (8)             (5)           (120)
                                                                 ------------    ------------    ------------    ------------
   NET GAIN (LOSS)                                                     47,707         (12,708)          3,433          37,749
                                                                 ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $     54,957    $     (6,505)   $      9,132    $     49,635
                                                                 ============    ============    ============    ============

                 See accompanying Notes to Financial Statements.

                                                                                    THE
                                                                      THE         EMERGING          THE DFA          THE DFA
                                                                   EMERGING        MARKETS         ONE-YEAR      TWO-YEAR GLOBAL
                                                                    MARKETS       SMALL CAP      FIXED INCOME     FIXED INCOME
                                                                    SERIES         SERIES           SERIES           SERIES
                                                                 ------------    ------------    ------------    ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $2,719,
     $438, $0, and $0, respectively)                             $     25,129    $      5,439              --                 --
   Interest                                                               121              42    $     28,277    $        26,070
                                                                 ------------    ------------    ------------    ---------------
        Total Investment Income                                        25,250           5,481          28,277             26,070
                                                                 ------------    ------------    ------------    ---------------
EXPENSES
   Investment Advisory Services                                           657             300             502                447
   Accounting & Transfer Agent Fees                                       407             187             225                392
   Custodian Fees                                                         713             231              86                 59
   Legal Fees                                                               4               1               9                  4
   Audit Fees                                                               5               1              10                  9
   Shareholders' Reports                                                    6               1              11                  9
   Trustees' Fees and Expenses                                              5               1               9                  7
   Other                                                                   22               6              18                 11
                                                                 ------------    ------------    ------------    ---------------
        Total Expenses                                                  1,819             728             870                938
                                                                 ------------    ------------    ------------    ---------------
   NET INVESTMENT INCOME (LOSS)                                        23,431           4,753          27,407             25,132
                                                                 ------------    ------------    ------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold               9,968           2,819          (4,906)            (6,009)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        (877)            (94)             --              7,070
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                        61,977           3,620            (881)            (7,241)
     Translation of Foreign Currency Denominated Amounts                  (25)              4              --             (1,735)
   Deferred Thailand Capital Gains Tax                                    114              99              --                 --
                                                                 ------------    ------------    ------------    ---------------
   NET GAIN (LOSS)                                                     71,157           6,448          (5,787)            (7,915)
                                                                 ------------    ------------    ------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $     94,588    $     11,201    $     21,620    $        17,217
                                                                 ============    ============    ============    ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           THE U.S.                    THE ENHANCED
                                                         LARGE COMPANY              U.S. LARGE COMPANY
                                                            SERIES                        SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    32,676    $    65,462    $     3,240    $     2,781
  Net Realized Gain (Loss) on
    Investment Securities Sold                        (16,162)        (2,763)          (526)          (321)
  Net Realized Gain (Loss) on Futures                   3,238          9,374         14,884         13,917
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          --             --          1,046         (1,063)
  Net Realized Gain (Loss) on
    Swap Contracts                                         --             --            760          1,633
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                 69,706        317,965           (916)           277
    Translation of Foreign Currency
      Denominated Amounts                                  --             --           (251)           251
    Futures                                            (1,348)           714        (12,146)         1,966
    Swap Contracts                                         --             --           (932)         1,337
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          88,110        390,752          5,159         20,778
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                    --             --         (2,636)        (1,998)
  Net Short-Term Gains                                     --             --             --             --
  Net Long-Term Gains                                      --             --             --             --
                                                  -----------    -----------    -----------    -----------
        Total Distributions                                --             --         (2,636)        (1,998)
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                            --             --         54,561         73,871
  Shares Issued in Lieu of Cash
    Distributions                                          --             --          2,607          1,977
  Shares Redeemed                                          --             --        (10,791)       (14,326)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                     --             --         46,377         61,522
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                       465,880        571,038             --             --
  Withdrawals                                        (169,785)      (468,868)            --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Transactions
    in Interest                                       296,095        102,170             --             --
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     384,205        492,922         48,900         80,302
NET ASSETS
  Beginning of Period                               3,493,919      3,000,997        221,780        141,478
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 3,878,124    $ 3,493,919    $   270,680    $   221,780
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         N/A            N/A          6,187          8,760
    Shares Issued in Lieu of
      Cash Distributions                                  N/A            N/A            293            234
    Shares Redeemed                                       N/A            N/A         (1,209)        (1,698)
                                                  -----------    -----------    -----------    -----------
                                                          N/A            N/A          5,271          7,296
                                                  ===========    ===========    ===========    ===========

                                                          THE U.S.                       THE U.S.
                                                       LARGE CAP VALUE                SMALL XM VALUE
                                                           SERIES                         SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    28,135    $    45,093    $       766    $     2,059
  Net Realized Gain (Loss) on
    Investment Securities Sold                         33,983         84,609          9,820         24,457
  Net Realized Gain (Loss) on Futures                      --             --             --             --
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          --             --             --             --
  Net Realized Gain (Loss) on
    Swap Contracts                                         --             --             --             --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                146,995        496,658         (8,416)        22,437
    Translation of Foreign Currency
      Denominated Amounts                                  --             --             --             --
    Futures                                                --             --             --             --
    Swap Contracts                                         --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                         209,113        626,360          2,170         48,953
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                               (26,329)       (33,641)        (1,817)        (1,311)
  Net Short-Term Gains                                     --             --        (10,061)       (10,132)
  Net Long-Term Gains                                  (3,972)            --        (14,166)       (10,283)
                                                  -----------    -----------    -----------    -----------
        Total Distributions                           (30,301)       (33,641)       (26,044)       (21,726)
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                       677,006        857,913         13,390         59,251
  Shares Issued in Lieu of Cash
    Distributions                                      28,649         32,697         22,682         21,565
  Shares Redeemed                                     (16,249)       (74,078)       (28,095)       (80,125)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                689,406        816,532          7,977            691
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                            --             --             --             --
  Withdrawals                                              --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Transactions
    in Interest                                            --             --             --             --
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     868,218      1,409,251        (15,897)        27,918
NET ASSETS
  Beginning of Period                               3,919,913      2,510,662        207,325        179,407
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 4,788,131    $ 3,919,913    $   191,428    $   207,325
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                      35,683         50,791          1,168          5,275
    Shares Issued in Lieu of
      Cash Distributions                                1,509          1,939          2,007          2,056
    Shares Redeemed                                      (857)        (4,363)        (2,488)        (7,080)
                                                  -----------    -----------    -----------    -----------
                                                       36,335         48,367            687            251
                                                  ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                                          THE U.S.                      THE U.S.
                                                       SMALL CAP VALUE                  SMALL CAP
                                                           SERIES                        SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    26,209    $    41,172    $    11,253    $    15,072
  Net Realized Gain (Loss) on
    Investment Securities Sold                        411,894        580,495         87,072        113,151
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          --             --             --             --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                               (462,336)       685,887       (134,361)       180,068
                                                  -----------    -----------    -----------    -----------
    Translation of Foreign Currency
      Denominated Amounts                                  --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                         (24,233)     1,307,554        (36,036)       308,291
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                               (35,770)       (18,623)       (10,150)       (10,116)
  Net Short-Term Gains                                (67,865)       (55,751)       (18,608)          (638)
  Net Long-Term Gains                                (512,161)      (300,806)       (94,497)            --
                                                  -----------    -----------    -----------    -----------
        Total Distributions                          (615,796)      (375,180)      (123,255)       (10,754)
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                       532,840        896,415        279,725        890,063
  Shares Issued in Lieu of Cash
    Distributions                                     598,005        366,785        122,467         10,424
  Shares Redeemed                                    (190,228)      (418,726)       (62,485)      (345,420)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                940,617        844,474        339,707        555,067
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     300,588      1,776,848        180,416        852,604
NET ASSETS
  Beginning of Period                               6,294,902      4,518,054      2,321,090      1,468,486
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 6,595,490    $ 6,294,902    $ 2,501,506    $ 2,321,090
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                      24,632         42,487         18,288         60,867
    Shares Issued in Lieu of Cash
     Distributions                                     27,569         18,895          7,940            728
    Shares Redeemed                                    (8,888)       (20,327)        (4,219)       (23,461)
                                                  -----------    -----------    -----------    -----------
                                                       43,313         41,055         22,009         38,134
                                                  ===========    ===========    ===========    ===========

                                                          THE U.S.                       THE DFA
                                                          MICRO CAP                INTERNATIONAL VALUE
                                                           SERIES                        SERIES
                                                  --------------------------    --------------------------
                                                   SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                                      ENDED         ENDED           ENDED         ENDED
                                                     MAY 31,      NOV. 30,         MAY 31,      NOV. 30,
                                                      2005          2004            2005          2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    12,586    $    18,087    $    57,685    $    49,525
  Net Realized Gain (Loss) on
    Investment Securities Sold                        157,840        346,562         62,333        115,062
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          --             --            (82)          (332)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                               (252,417)        92,588        (67,392)       436,284
                                                  -----------    -----------    -----------    -----------
    Translation of Foreign Currency
      Denominated Amounts                                  --             --           (654)           162
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                         (81,991)       457,237         51,890        600,701
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                               (10,038)       (13,321)       (26,491)       (44,310)
  Net Short-Term Gains                                (50,131)       (35,169)        (2,493)            --
  Net Long-Term Gains                                (217,324)       (22,357)      (104,987)            --
                                                  -----------    -----------    -----------    -----------
        Total Distributions                          (277,493)       (70,847)      (133,971)       (44,310)
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                       248,621        408,460        664,859        728,312
  Shares Issued in Lieu of Cash
    Distributions                                     269,889         67,549        131,569         42,852
  Shares Redeemed                                     (38,767)      (270,002)       (42,329)      (128,290)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                479,743        206,007        754,099        642,874
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     120,259        592,397        672,018      1,199,265
NET ASSETS
  Beginning of Period                               3,216,440      2,624,043      2,804,043      1,604,778
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 3,336,699    $ 3,216,440    $ 3,476,061    $ 2,804,043
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                      22,962         37,622         41,322         51,724
    Shares Issued in Lieu of Cash
     Distributions                                     24,315          6,513          8,398          3,072
    Shares Redeemed                                    (3,546)       (24,725)        (2,638)        (9,358)
                                                  -----------    -----------    -----------    -----------
                                                       43,731         19,410         47,082         45,438
                                                  ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                                        THE JAPANESE                 THE PACIFIC RIM
                                                        SMALL COMPANY                 SMALL COMPANY
                                                           SERIES                        SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $     7,250    $     6,488    $     6,203    $     7,693
  Net Realized Gain (Loss) on
    Investment Securities Sold                          5,269          4,671          4,275          8,924
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          (3)           (28)            46             69
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                 42,645        101,600        (17,021)        37,804
    Translation of Foreign Currency
      Denominated Amounts                                (204)           127             (8)            16
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          54,957        112,858         (6,505)        54,506
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                       131,321        214,817         63,123         82,852
  Withdrawals                                          (6,380)        (6,242)        (5,548)       (11,124)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from
    Transactions in Interest                          124,941        208,575         57,575         71,728
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     179,898        321,433         51,070        126,234
NET ASSETS
  Beginning of Period                                 605,132        283,699        282,999        156,765
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $   785,030    $   605,132    $   334,069    $   282,999
                                                  ===========    ===========    ===========    ===========

                                                      THE UNITED KINGDOM             THE CONTINENTAL
                                                         SMALL COMPANY                SMALL COMPANY
                                                            SERIES                       SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $     5,699    $     7,631    $    11,886    $    11,410
  Net Realized Gain (Loss) on
    Investment Securities Sold                          4,575          7,907         15,308         20,346
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                         (49)           (42)          (166)           114
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                 (1,088)        56,621         22,727        139,855
    Translation of Foreign Currency
      Denominated Amounts                                  (5)           (12)          (120)           (20)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                           9,132         72,105         49,635        171,705
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                        69,014        148,279        115,927         70,258
  Withdrawals                                          (2,780)        (3,538)        (3,314)       (35,726)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from
    Transactions in Interest                           66,234        144,741        112,613         34,532
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                      75,366        216,846        162,248        206,237
NET ASSETS
  Beginning of Period                                 377,763        160,917        654,644        448,407
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $   453,129    $   377,763    $   816,892    $   654,644
                                                  ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                                                                          THE
                                                              THE                       EMERGING
                                                       EMERGING MARKETS             MARKETS SMALL CAP
                                                            SERIES                       SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    23,431    $    22,194    $     4,753    $     3,243
  Net Realized Gain (Loss) on
    Investment Securities Sold                          9,968             84          2,819         10,731
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                        (877)        (1,491)           (94)          (378)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                 61,977        245,707          3,620         35,801
    Translation of Foreign Currency
      Denominated Amounts                                 (25)            61              4             42
    Deferred Thailand Capital Gains Tax                   114           (985)            99            410
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          94,588        265,570         11,201         49,849
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                    --             --             --             --
  Net Short-Term Gains                                     --             --             --             --
  Net Long-Term Gains                                      --             --             --             --
                                                  -----------    -----------    -----------    -----------
        Total Distributions                                --             --             --             --
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                            --             --             --             --
  Shares Issued in Lieu of
    Cash Distributions                                     --             --             --             --
  Shares Redeemed                                          --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                     --             --             --             --
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                       181,980        377,916         94,933         89,119
  Withdrawals                                         (32,397)       (90,785)        (3,002)       (18,847)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from
    Transactions in Interest                          149,583        287,131         91,931         70,272
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     244,171        552,701        103,132        120,121
NET ASSETS
  Beginning of Period                               1,160,262        607,561        237,865        117,744
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 1,404,433    $ 1,160,262    $   340,997    $   237,865
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         N/A            N/A            N/A            N/A
    Shares Issued in Lieu of
      Cash Distributions                                  N/A            N/A            N/A            N/A
    Shares Redeemed                                       N/A            N/A            N/A            N/A
                                                  -----------    -----------    -----------    -----------
                                                          N/A            N/A            N/A            N/A
                                                  ===========    ===========    ===========    ===========

                                                            THE DFA                      THE DFA
                                                        ONE-YEAR FIXED               TWO-YEAR GLOBAL
                                                         INCOME SERIES             FIXED INCOME SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    27,407    $    28,887    $    25,132    $    29,405
  Net Realized Gain (Loss) on
    Investment Securities Sold                         (4,906)        (4,145)        (6,009)        (6,273)
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          --             --          7,070         (7,224)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                   (881)        (4,638)        (7,241)        (2,216)
    Translation of Foreign Currency
      Denominated Amounts                                  --             --         (1,735)         1,735
    Deferred Thailand Capital Gains Tax                    --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          21,620         20,104         17,217         15,427
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                               (24,672)       (26,750)       (14,818)       (21,943)
  Net Short-Term Gains                                     --         (9,586)            --        (13,106)
  Net Long-Term Gains                                      --           (172)            --           (354)
                                                  -----------    -----------    -----------    -----------
        Total Distributions                           (24,672)       (36,508)       (14,818)       (35,403)
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                       581,179        818,007        202,753        536,479
  Shares Issued in Lieu of
    Cash Distributions                                 23,594         34,532         14,792         35,234
  Shares Redeemed                                    (250,270)      (552,025)       (42,843)       (40,215)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                354,503        300,514        174,702        531,498
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                            --             --             --             --
  Withdrawals                                              --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from
    Transactions in Interest                               --             --             --             --
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     351,451        284,110        177,101        511,522
NET ASSETS
  Beginning of Period                               1,739,484      1,455,374      1,707,132      1,195,610
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 2,090,935    $ 1,739,484    $ 1,884,233    $ 1,707,132
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                      58,240         81,382         20,360         53,400
    Shares Issued in Lieu of
      Cash Distributions                                2,367          3,445          1,489          3,515
    Shares Redeemed                                   (25,086)       (54,998)        (4,300)        (3,974)
                                                  -----------    -----------    -----------    -----------
                                                       35,521         29,829         17,549         52,941
                                                  ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       THE U.S. LARGE COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
   Return of Capital                               --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     2.44%#        12.77%         15.05%        (16.59)%        (12.30)%         (4.25)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 3,878,124    $ 3,493,919    $ 3,000,997    $ 2,623,557     $ 2,831,650     $ 3,138,812
Ratio of Expenses to Average Net
   Assets                                        0.05%*         0.05%          0.05%          0.05%           0.05%           0.06%
Ratio of Net Investment Income to
   Average Net Assets                            1.78%*         1.99%          1.75%          1.53%           1.26%           1.12%
Portfolio Turnover Rate                             3%#            2%             8%            11%              8%              8%

                                                                   THE ENHANCED U.S. LARGE COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $      8.83    $      7.94    $      6.97    $      8.41     $      9.92     $     13.03
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.16           0.08           0.15           0.18            0.44            1.18
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    0.02           0.91           0.93          (1.46)          (1.57)          (1.62)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.18           0.99           1.08          (1.28)          (1.13)          (0.44)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.10)         (0.10)         (0.11)         (0.16)          (0.06)          (1.30)
   Net Realized Gains                              --             --             --             --              --           (1.37)
   Return of Capital                               --             --             --             --           (0.32)             --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.10)         (0.10)         (0.11)         (0.16)          (0.38)          (2.67)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $      8.91    $      8.83    $      7.94    $      6.97     $      8.41     $      9.92
==================================================================================================================================
Total Return                                     2.07%#        12.50%         15.71%        (15.34)%        (11.66)%          4.64%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   270,680    $   221,780    $   141,478    $   101,407     $    90,801     $    89,927
Ratio of Expenses to Average Net
   Assets                                        0.18%*         0.18%          0.18%          0.18%           0.19%           0.19%
Ratio of Net Investment Income to
   Average Net Assets                            2.67%*         1.59%          1.44%          2.61%           4.37%           5.26%
Portfolio Turnover Rate                            45%#          125%           138%           183%            122%             71%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                                                                    THE U.S. LARGE CAP VALUE SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     18.55    $     15.41    $     13.01    $     14.44     $     14.71     $     17.79
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.12           0.23           0.21           0.20            0.25            0.33
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    0.80           3.09           2.41          (1.43)           1.25            0.04
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.92           3.32           2.62          (1.23)           1.50            0.37
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.12)         (0.18)         (0.22)         (0.20)          (0.27)          (0.32)
   Net Realized Gains                           (0.02)            --             --             --           (1.50)          (3.13)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.14)         (0.18)         (0.22)         (0.20)          (1.77)          (3.45)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     19.33    $     18.55    $     15.41    $     13.01     $     14.44     $     14.71
==================================================================================================================================
Total Return                                     4.97%#        21.68%         20.34%         (8.64)%         10.97%           3.06%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 4,788,131    $ 3,919,913    $ 2,510,662    $ 1,737,809     $ 1,637,083     $ 1,735,343
Ratio of Expenses to Average Net Assets          0.14%*         0.15%          0.15%          0.15%           0.15%           0.16%
Ratio of Net Investment Income to
   Average Net Assets                            1.30%*         1.41%          1.62%          1.49%           1.66%           2.20%
Portfolio Turnover Rate                             3%#            7%             7%             9%              6%             26%

                                                                    THE U.S. SMALL XM VALUE SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     12.81    $     11.26    $      9.08    $     10.21     $      8.95     $      9.03
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.05           0.12           0.24           0.10            0.15            0.15
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    0.09           2.73           2.90           0.14            1.88            0.15
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.14           2.85           3.14           0.24            2.03            0.30
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.11)         (0.08)         (0.07)         (0.10)          (0.14)          (0.15)
   Net Realized Gains                           (1.49)         (1.22)         (0.89)         (1.27)          (0.63)          (0.23)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (1.60)         (1.30)         (0.96)         (1.37)          (0.77)          (0.38)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     11.35    $     12.81    $     11.26    $      9.08     $     10.21     $      8.95
==================================================================================================================================
Total Return                                     1.19%#        27.86%         38.88%          2.17%          24.10%           3.42%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   191,428    $   207,325    $   179,407    $   804,555     $   793,190     $   801,368
Ratio of Expenses to Average Net Assets          0.14%*         0.13%          0.13%          0.13%           0.13%           0.13%
Ratio of Net Investment Income to
   Average Net Assets                            0.79%*         1.03%          0.89%          1.04%           1.32%           2.03%
Portfolio Turnover Rate                           14%#            38%            43%            34%              8%             26%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                    THE U.S. SMALL CAP VALUE SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     23.78    $     20.20    $     15.04    $     16.54     $     16.47     $     17.16
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.09           0.16           0.12           0.11            0.15            0.16
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   (0.15)          5.09           6.29           0.11            3.15            0.97
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations            (0.06)          5.25           6.41           0.22            3.30            1.13
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.13)         (0.08)         (0.12)         (0.11)          (0.15)          (0.16)
   Net Realized Gains                           (2.18)         (1.59)         (1.13)         (1.61)          (3.08)          (1.66)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (2.31)         (1.67)         (1.25)         (1.72)          (3.23)          (1.82)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     21.41    $     23.78    $     20.20    $     15.04     $     16.54     $     16.47
==================================================================================================================================
Total Return                                    (0.36)%#       27.87%         46.31%          1.05%          23.86%           7.29%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 6,595,490    $ 6,294,902    $ 4,518,054    $ 3,148,780     $ 3,039,844     $ 2,711,041
Ratio of Expenses to Average Net Assets          0.24%*         0.25%          0.25%          0.25%           0.25%           0.25%
Ratio of Net Investment Income to
   Average Net Assets                            0.82%*         0.78%          0.75%          0.70%           0.86%           0.92%
Portfolio Turnover Rate                            14%#           26%            35%            30%             13%             32%

                                                                       THE U.S. SMALL CAP SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     16.09    $     13.84    $      9.93    $     11.08     $     11.67     $     12.24
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.07           0.12           0.08           0.09            0.10            0.11
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   (0.28)          2.22           3.92          (1.00)           1.24            0.65
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations            (0.21)          2.34           4.00          (0.91)           1.34            0.76
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.07)         (0.08)         (0.09)         (0.10)          (0.10)          (0.11)
   Net Realized Gains                           (0.77)         (0.01)            --          (0.14)          (1.83)          (1.22)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.84)         (0.09)         (0.09)         (0.24)          (1.93)          (1.33)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     15.04    $     16.09    $     13.84    $      9.93     $     11.08     $     11.67
==================================================================================================================================
Total Return                                    (1.43)%#       16.99%         40.32%         (8.42)%         13.08%           6.48%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 2,501,506    $ 2,321,090    $ 1,468,486    $   851,901     $   991,082     $   768,151
Ratio of Expenses to
   Average Net Assets                            0.07%*         0.07%          0.08%          0.08%           0.08%           0.08%
Ratio of Net Investment
   Income to Average
   Net Assets                                    0.93%*         0.85%          0.84%          0.81%           0.94%           0.99%
Portfolio Turnover Rate                             9%#           16%            16%            34%             13%             38%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                        THE U.S. MICRO CAP SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     11.92    $     10.48    $      7.11    $      7.50     $      8.19     $      9.55
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.04           0.07           0.05           0.04            0.07            0.07
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   (0.29)          1.65           3.47          (0.25)           1.07            0.46
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations            (0.25)          1.72           3.52          (0.21)           1.14            0.53
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.04)         (0.05)         (0.05)         (0.05)          (0.06)          (0.07)
   Net Realized Gains                           (0.99)         (0.23)         (0.10)         (0.13)          (1.77)          (1.82)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (1.03)         (0.28)         (0.15)         (0.18)          (1.83)          (1.89)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     10.64    $     11.92    $     10.48    $      7.11     $      7.50     $      8.19
==================================================================================================================================
Total Return                                    (2.51)%#       16.83%         50.34%         (2.96)%         17.66%           5.82%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 3,336,699    $ 3,216,440    $ 2,624,043    $ 1,611,189     $ 1,616,114     $ 1,443,726
Ratio of Expenses to Average Net Assets          0.14%*         0.15%          0.15%          0.15%           0.15%           0.15%
Ratio of Net Investment Income to
   Average Net Assets                            0.77%*         0.64%          0.68%          0.58%           0.88%           0.76%
Portfolio Turnover Rate                            10%#           27%            19%            19%             14%             37%

                                                                       THE DFA INTERNATIONAL VALUE SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     16.04    $     12.40    $      9.33    $     10.15     $     12.07     $     13.18
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.27           0.33           0.27           0.24            0.27            0.27
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    0.10           3.61           3.06          (0.78)          (1.49)          (0.31)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.37           3.94           3.33          (0.54)          (1.22)          (0.04)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.15)         (0.30)         (0.25)         (0.25)          (0.27)          (0.26)
   Net Realized Gains                           (0.60)            --          (0.01)         (0.03)          (0.43)          (0.81)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.75)         (0.30)         (0.26)         (0.28)          (0.70)          (1.07)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     15.66    $     16.04    $     12.40    $      9.33     $     10.15     $     12.07
==================================================================================================================================
Total Return                                     2.31%#        32.15%         36.24%         (5.53)%        (10.75)%         (0.51)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 3,476,061    $ 2,804,043    $ 1,604,778    $ 1,125,467     $ 1,208,100     $ 1,553,481
Ratio of Expenses to Average Net Assets          0.27%*         0.28%          0.30%          0.30%           0.29%           0.29%
Ratio of Net Investment Income to
   Average Net Assets                            3.55%*         2.35%          2.61%          2.36%           2.32%           2.13%
Portfolio Turnover Rate                             5%#           15%            14%            18%              6%              9%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                       THE JAPANESE SMALL COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     8.94%#        32.73%         47.87%         (9.62)%        (13.51)%         (9.93)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   785,030    $   605,132    $   283,699    $   195,047     $   196,187     $   196,118
Ratio of Expenses to Average Net Assets          0.23%*         0.27%          0.28%          0.27%           0.28%           0.27%
Ratio of Net Investment Income to
  Average Net Assets                             1.99%*         1.45%          1.41%          1.26%           1.41%           1.38%
Portfolio Turnover Rate                             2%#            5%            16%             5%              9%              6%

                                                                      THE PACIFIC RIM SMALL COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                    (1.72)%#       27.40%         61.47%          7.28%           2.84%         (10.99)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   334,069    $   282,999    $   156,765    $   121,637     $   130,554     $   131,888
Ratio of Expenses to Average Net Assets          0.28%*         0.32%          0.31%          0.32%           0.28%           0.29%
Ratio of Net Investment Income to
  Average Net Assets                             3.71%*         3.82%          3.35%          3.77%           3.69%           4.10%
Portfolio Turnover Rate                             3%#           11%            15%            26%             10%              7%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim
     Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                      THE UNITED KINGDOM SMALL COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     2.57%#        29.68%         44.65%         (4.67)%         (4.89)%         (6.18)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   453,129    $   377,763    $   160,917    $    98,899     $    96,741     $   109,806
Ratio of Expenses to Average Net Assets          0.23%*         0.27%          0.26%          0.26%           0.27%           0.26%
Ratio of Net Investment Income to
   Average Net Assets                            2.67%*         2.70%          3.25%          3.03%           2.86%           3.06%
Portfolio Turnover Rate                             5%#            7%             7%             6%             14%             11%

                                                                     THE CONTINENTAL SMALL COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     7.81%#        36.57%         52.86%          3.22%          (5.43)%          2.67%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   816,892    $   654,644    $   448,407    $   263,068     $   210,337     $   226,724
Ratio of Expenses to Average Net Assets          0.24%*         0.26%          0.30%          0.31%           0.30%           0.28%
Ratio of Net Investment Income to
   Average Net Assets                            3.12%*         2.09%          2.49%          2.22%           2.73%           2.36%
Portfolio Turnover Rate                             3%#            9%            11%            12%             12%              9%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The
     Continental Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                          THE EMERGING MARKETS SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     8.09%#        35.47%         39.67%          2.10%          (8.54)%        (22.30)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 1,404,433    $ 1,160,262    $   607,561    $   343,193     $   307,720     $   296,726
Ratio of Expenses to Average Net Assets          0.28%*         0.31%          0.34%          0.34%           0.46%           0.46%
Ratio of Net Investment Income to
   Average Net Assets                            3.58%*         2.63%          2.23%          1.64%           1.94%           1.33%
Portfolio Turnover Rate                             2%#            2%             1%             8%              6%             12%

                                                                     THE EMERGING MARKETS SMALL CAP SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     5.38%#        35.22%         52.80%         13.07%          (9.55)%        (23.28)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   340,997    $   237,865    $   117,744    $    40,379     $    34,687     $    32,572
Ratio of Expenses to Average Net Assets          0.49%*         0.52%          0.54%          0.51%           0.63%           0.66%
Ratio of Net Investment Income to
   Average Net Assets                            3.17%*         1.93%          2.44%          2.03%           2.17%           1.69%
Portfolio Turnover Rate                             2%#           11%             6%            16%             14%             20%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The Emerging Markets Series and The Emerging Markets
     Small Cap Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                        THE DFA ONE-YEAR FIXED INCOME SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     10.00    $     10.10    $     10.19    $     10.11     $     10.01     $      9.97
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.13           0.16           0.15           0.27            0.49            0.60
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   (0.02)         (0.04)          0.04           0.09            0.13            0.04
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.11           0.12           0.19           0.36            0.62            0.64
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.12)         (0.15)         (0.16)         (0.28)          (0.52)          (0.60)
   Net Realized Gains                              --          (0.07)         (0.12)            --              --              --
   Return of Capital                               --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.12)         (0.22)         (0.28)         (0.28)          (0.52)          (0.60)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $      9.99    $     10.00    $     10.10    $     10.19     $     10.11     $     10.01
==================================================================================================================================
Total Return                                     1.15%#         1.21%          1.95%          3.57%           6.33%           6.63%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 2,090,935    $ 1,739,484    $ 1,455,374    $   992,829     $   739,657     $   841,506
Ratio of Expenses to Average Net Assets          0.09%*         0.09%          0.09%          0.09%           0.09%           0.09%
Ratio of Net Investment Income to
   Average Net Assets                            2.74%*         1.63%          1.51%          2.65%           4.89%           6.07%
Portfolio Turnover Rate                            39%#          154%           143%           154%             55%             35%

                                                                     THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $      9.99    $     10.13    $     10.22    $     10.03     $      9.70     $     10.11
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.17           0.12           0.25           0.30            0.44            0.84
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   (0.08)            --          (0.01)          0.16            0.22           (0.23)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.09           0.12           0.24           0.46            0.66            0.61
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.08)         (0.15)         (0.19)         (0.27)          (0.14)          (1.02)
   Net Realized Gains                              --          (0.11)         (0.14)            --              --              --
   Return of Capital                               --             --             --             --           (0.19)             --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.08)         (0.26)         (0.33)         (0.27)          (0.33)          (1.02)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     10.00    $      9.99    $     10.13    $     10.22     $     10.03     $      9.70
==================================================================================================================================
Total Return                                     0.95%#         1.22%          2.36%          4.60%           6.91%           6.30%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 1,884,233    $ 1,707,132    $ 1,195,610    $   799,308     $   596,209     $   518,518
Ratio of Expenses to Average Net Assets          0.11%*         0.11%          0.13%          0.14%           0.15%           0.15%
Ratio of Net Investment Income to
   Average Net Assets                            2.82%*         1.96%          1.78%          3.20%           4.54%           5.03%
Portfolio Turnover Rate                            39%#          131%           144%           138%            113%             73%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 2005, the Trust consisted of twenty-one investment portfolios, ("the Portfolios") of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports):

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")
The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

      The Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The U.S. Large Company Series                             0.025 of 1%
          The Enhanced U.S. Large Company Series                     0.05 of 1%
          The U.S. Large Cap Value Series                            0.10 of 1%
          The U.S. Small XM Value Series                             0.10 of 1%
          The U.S. Small Cap Value Series                            0.20 of 1%
          The U.S. Small Cap Series                                  0.03 of 1%
          The U.S. Micro Cap Series                                  0.10 of 1%
          The DFA International Value Series                         0.20 of 1%
          The Japanese Small Company Series                          0.10 of 1%
          The Pacific Rim Small Company Series                       0.10 of 1%
          The United Kingdom Small Company Series                    0.10 of 1%
          The Continental Small Company Series                       0.10 of 1%
          The Emerging Markets Series                                0.10 of 1%
          The Emerging Markets Small Cap Series                      0.20 of 1%
          The DFA One-Year Fixed Income Series                       0.05 of 1%
          The DFA Two-Year Global Fixed Income Series                0.05 of 1%

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The U.S. Large Company Series                              $  58,041
          The Enhanced U.S. Large Company Series                         3,773
          The U.S. Large Cap Value Series                               67,547
          The U.S. Small XM Value Series                                 3,144
          The U.S. Small Cap Value Series                              103,173
          The U.S. Small Cap Series                                     38,856
          The U.S. Micro Cap Series                                     52,450
          The DFA International Value Series                            50,660
          The Japanese Small Company Series                             11,236
          The Pacific Rim Small Company Series                           5,339
          The United Kingdom Small Company Series                        6,759
          The Continental Small Company Series                          11,761
          The Emerging Markets Series                                   20,595
          The Emerging Markets Small Cap Series                          4,565
          The DFA One-Year Fixed Income Series                          31,190
          The DFA Two-Year Global Fixed Income Series                   27,975

E. PURCHASE AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                        U.S. GOVERNMENT          OTHER INVESTMENT
                                                                          SECURITIES                SECURITIES
                                                                    ----------------------   ------------------------
                                                                    PURCHASES     SALES        PURCHASES     SALES
                                                                    ---------   ----------   ------------  ----------
The U.S. Large Company Series                                              --           --   $    423,290  $   99,310
The Enhanced U.S. Large Company Series                              $  31,958   $   10,952         74,911      53,635
The U.S. Large Cap Value Series                                            --           --        765,051     122,559
The U.S. Small XM Value Series                                             --           --         26,840      42,826
The U.S. Small Cap Value Series                                            --           --      1,199,579     915,320
The U.S. Small Cap Series                                                  --           --        437,486     209,714
The U.S. Micro Cap Series                                                  --           --        542,965     330,868
The DFA International Value Series                                         --           --        843,507     165,589
The Japanese Small Company Series                                          --           --        148,731      11,669
The Pacific Rim Small Company Series                                       --           --         76,340       9,687
The United Kingdom Small Company Series                                    --           --         88,705      19,689
The Continental Small Company Series                                       --           --        151,068      25,106
The Emerging Markets Series                                                --           --        183,827      32,326
The Emerging Markets Small Cap Series                                      --           --        104,948       6,200
The DFA One-Year Fixed Income Series                                  283,506      216,474        555,081     246,265
The DFA Two-Year Global Fixed Income Series                           170,861      185,092        704,272     492,688

F.  FEDERAL INCOME TAXES:

     It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders.

     The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their respective partners.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                                               ORDINARY
                                                                              INCOME AND
                                                                              SHORT-TERM       LONG-TERM
                                                                             CAPITAL GAINS   CAPITAL GAINS     TOTAL
                                                                             -------------   -------------   ----------
The Enhanced U.S. Large Company Series
2004                                                                         $       1,998              --   $    1,998
2003                                                                                 1,810              --        1,810

The U.S. Large Cap Value Series
2004                                                                                33,641              --       33,641
2003                                                                                31,464              --       31,464

                                                                        ORDINARY
                                                                       INCOME AND
                                                                       SHORT-TERM       LONG-TERM
                                                                      CAPITAL GAINS   CAPITAL GAINS       TOTAL
                                                                      -------------   -------------   -------------
The U.S. Small XM Value Series
2004                                                                  $      11,443   $      10,283   $      21,726
2003                                                                          2,339          78,781          81,120

The U.S. Small Cap Value Series
2004                                                                         74,374         300,806         375,180
2003                                                                         26,137         230,313         256,450

The U.S. Small Cap Series
2004                                                                         10,754              --          10,754
2003                                                                          8,820              --           8,820

The U.S. Micro Cap Series
2004                                                                         48,490          22,357          70,847
2003                                                                         12,775          22,183          34,958

The DFA International Value Series
2004                                                                         44,310              --          44,310
2003                                                                         30,082           1,177          31,259

The DFA One-Year Fixed Income Series
2004                                                                         36,362             146          36,508
2003                                                                         31,733              10          31,743

The DFA Two-Year Global Fixed Income Series
2004                                                                         35,086             317          35,403
2003                                                                         17,698          10,965          28,663

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                        TOTAL NET
                                                      UNDISTRIBUTED                                   DISTRIBUTABLE
                                                           NET        UNDISTRIBUTED      CAPITAL        EARNINGS
                                                       INVESTMENT       LONG-TERM         LOSS        (ACCUMULATED
                                                         INCOME       CAPITAL GAINS    CARRYFORWARD       LOSS)
                                                      -------------   -------------   -------------   -------------
The Enhanced U.S. Large Company Series                $       1,842              --   $     (11,188)  $      (9,346)
The U.S. Large Cap Value Series                              13,203   $       3,947              --          17,150
The U.S. Small XM Value Series                               11,290          14,101              --          25,391
The U.S. Small Cap Value Series                              92,387         511,749              --         604,136
The U.S. Small Cap Series                                    23,732          94,427              --         118,159
The U.S. Micro Cap Series                                    54,927         216,958              --         271,885
The DFA International Value Series                           22,727         104,819              --         127,546
The DFA One-Year Fixed Income Series                          3,162              --          (4,145)           (983)
The DFA Two-Year Global Fixed Income Series                   4,286              --          (6,273)         (1,987)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                               EXPIRES ON NOVEMBER 30,
                                                                               -----------------------
                                                                                  2010          2012       TOTAL
                                                                               -----------   ---------   ----------
The Enhanced U.S. Large Company Series                                         $   11,188           --   $   11,188
The DFA One-Year Fixed Income Series                                                   --    $   4,145        4,145
The DFA Two-Year Global Fixed Income Series                                            --        6,273        6,273

     Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the following Series' had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                                MARK TO MARKET   REALIZED GAINS
                                                                                --------------   --------------
The DFA International Value Series                                              $   10,083,171   $   12,003,955
The Japanese Small Company Series                                                    3,639,564           92,868
The Pacific Rim Small Company Series                                                 1,131,373        1,633,733
The United Kingdom Small Company Series                                              1,424,643           32,840
The Continental Small Company Series                                                 3,269,647        1,120,728
The Emerging Markets Series                                                          2,976,502          318,491
The Emerging Markets Small Cap Series                                                  214,365          435,517

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                       NET
                                                                                                                    UNREALIZED
                                                                    FEDERAL        UNREALIZED      UNREALIZED      APPRECIATION/
                                                                    TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                                 -------------    ------------   --------------   -------------
The U.S. Large Company Series                                    $   3,395,166    $  1,107,748   $     (400,895)  $     706,853
The Enhanced U.S. Large Company Series                                 270,875             144           (1,070)           (926)
The U.S. Large Cap Value Series                                      3,977,265       1,216,187         (229,627)        986,560
The U.S. Small XM Value Series                                         188,686          31,429          (26,259)          5,170
The U.S. Small Cap Value Series                                      5,739,649       1,627,915         (585,236)      1,042,679
The U.S. Small Cap Series                                            2,388,147         538,573         (308,350)        230,223
The U.S. Micro Cap Series                                            2,910,535       1,022,374         (426,599)        595,775
The DFA International Value Series                                   3,763,356         692,851          (91,304)        601,547
The Japanese Small Company Series                                      998,112         125,118         (116,956)          8,162
The Pacific Rim Small Company Series                                   395,866          71,148          (65,001)          6,147
The United Kingdom Small Company Series                                376,376         125,938          (30,226)         95,712
The Continental Small Company Series                                   724,615         315,673          (34,206)        281,467
The Emerging Markets Series                                            982,065         469,044          (63,451)        405,593
The Emerging Markets Small Cap Series                                  283,589          84,408          (26,370)         58,038
The DFA One-Year Fixed Income Series                                 2,094,206             573           (9,008)         (8,435)
The DFA Two-Year Global Fixed Income Series                          1,875,204           1,634          (14,809)        (13,175)

G. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                                 UNREALIZED
                                                   ACCUMULATED                  APPRECIATION
                                                  NET REALIZED                 (DEPRECIATION)
                                                   GAIN (LOSS)                 OF INVESTMENT
                                     ACCUMULATED  OF INVESTMENT   ACCUMULATED    SECURITIES,    UNREALIZED
                                         NET       SECURITIES,   NET REALIZED     FUTURES,     NET FOREIGN
                                      INVESTMENT   FUTURES AND      FOREIGN    SWAP CONTRACTS    EXCHANGE                NUMBER OF
                           PAID-IN      INCOME         SWAP        EXCHANGE      AND FOREIGN       GAIN      TOTAL NET    SHARES
                           CAPITAL      (LOSS)      CONTRACTS     GAIN (LOSS)     CURRENCY        (LOSS)      ASSETS     AUTHORIZED
                         ----------- -----------  -------------  ------------  --------------  -----------  -----------  ----------
The Enhanced U.S. Large
  Company Series         $   275,826 $       564  $      (3,280) $      1,046  $       (3,476)          --  $   270,680  Unlimited
The U.S. Large Cap Value
  Series                   3,752,794      14,963         33,814            --         986,560           --    4,788,131  Unlimited
The U.S. Small XM Value
  Series                     176,606        (249)         9,794            --           5,277           --      191,428  Unlimited
The U.S. Small Cap Value
  Series                   5,126,701      13,820        409,701            --       1,045,268           --    6,595,490  Unlimited
The U.S. Small Cap Series  2,178,692       6,252         83,430            --         233,132           --    2,501,506  Unlimited
The U.S. Micro Cap Series  2,575,996       7,255        156,433            --         597,015           --    3,336,699  Unlimited
The DFA International
  Value Series             2,771,495      49,058         54,235           (82)        601,647  $      (292)   3,476,061  Unlimited
The DFA One-Year Fixed
  Income Series            2,102,449       5,922         (9,102)           --          (8,334)          --    2,090,935  Unlimited
The DFA Two-Year Global
  Fixed Income Series      1,889,729      12,985        (12,376)        7,070         (13,175)          --    1,884,233  Unlimited

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2005, there were no outstanding forward foreign currency contracts.

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     4. FUTURES CONTRACTS: During the six months ended May 31, 2005, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At May 31, 2005, Large Company had outstanding 260 long futures contracts on the S&P 500 Index, all of which expire on June 17, 2005. The value of such contracts on May 31, 2005 was $77,499,500, which resulted in an unrealized gain of $1,607,600. Approximately $4,160,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities. At May 31, 2005, Enhanced had outstanding 845 long futures contracts on the S&P 500 Index which expire on June 17, 2005. The value of such contracts on May 31, 2005 was $251,873,375, which resulted in an unrealized loss of $3,301,225. The securities in Enhanced have been segregated as collateral for the open futures contracts.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

     5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

     At May 31, 2005, Enhanced had an outstanding equity index swap with Morgan Stanley dated April 15, 2005 (which represents approximately 6% of the net assets of Enhanced), terminating on October 15, 2005. The notional value of the swap was $17,139,300 and Enhanced had recorded net unrealized appreciation of $714,809, owed to Enhanced as of May 31, 2005. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.07% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

     Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

I.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the six months ended May 31, 2005, borrowings under the line of credit were as follows:

                                             WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                              AVERAGE        AVERAGE       DAYS       EXPENSE  BORROWED DURING
                                           INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                           -------------  ------------  -----------  --------  ---------------
The U.S. Small XM Value Series                      3.34% $  2,582,295           21  $  5,030  $     4,910,000
The DFA International Value Series                  3.76%      241,250            1        25          241,250
The Japanese Small Company Series                   3.15%      200,000            1        18          200,000
The Pacific Rim Small Company Series                3.76%      300,000            4       125          300,000
The United Kingdom Small Company Series             3.49%    2,053,000            4       797        2,700,000

     At May 31, 2005, The DFA International Value Series had an outstanding borrowing under the line of credit of $241,250 plus accrued interest. There were no other outstanding borrowings under the line of credit at May 31, 2005.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Trust under the line of credit during the six months ended May 31, 2005.

J.  SECURITIES LENDING:

     As of May 31, 2005, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Portfolios paid fees for securities lending for the six month period ended May 31, 2005, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below (amounts in thousands):

          The U.S. Large Company Series                                 $     23
          The U.S. Large Cap Value Series                                    126
          The U.S. Small XM Value Series                                      10
          The U.S. Small Cap Value Series                                    514
          The U.S. Small Cap Series                                          363
          The U.S. Micro Cap Series                                          637
          The DFA International Value Series                               1,219
          The Japanese Small Company Series                                  740
          The Pacific Rim Small Company Series                               154
          The United Kingdom Small Company Series                             16
          The Continental Small Company Series                               408

K.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     At the Board meeting held on December 15, 2004 (the "December Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreement. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

     Prior to the December Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreements.

     At the December Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

     When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of each Fund, the Board analyzed the Lipper reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the DFA Real Estate Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, U.S. Micro Cap Series, U.S. Small Cap Series, DFA One-Year Fixed Income Series and DFA Two-Year Global Fixed Income Series. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

NEW EMERGING MARKETS CORE EQUITY PORTFOLIO

     At the Board meeting on March 23, 2005 (the " March Meeting"), the Board of Directors of the DFA Investment Dimensions Group Inc. considered the approval of the Advisory Agreement between the Fund and the Advisor for the Emerging Markets Core Equity Portfolio (the "Core Equity Portfolio"), a new portfolio.

     At the March Meeting, the Board considered a number of factors when considering the approval of the Advisory Agreement for the Core Equity Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Core Equity Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Core Equity Portfolio; (iv) the profitability realized by the Advisor from the relationship with the Core Equity Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Core Equity Portfolio as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged;
(vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Core Equity Portfolio.

     When considering the nature, extent and quality of the services that will be provided by the Advisor to the Core Equity Portfolio, the Board reviewed the experience and expertise of Advisor's investment professionals that will furnish management services to the Core Equity Portfolio. The Board also evaluated the Advisor's investment advisory capabilities (as had been discussed at the December Meeting) and the portfolio management process described for the Core Equity Portfolio. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Core Equity Portfolio appeared to be consistent with the Core Equity Portfolio's anticipated operational requirements.

     The Board also considered the proposed fees and anticipated expenses for the Core Equity Portfolio and compared the fees to be charged by the Advisor to the fees charged by the Advisor to other relevant Funds, and to the funds in its anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Core Equity Portfolio appeared to compare favorably to expected peer funds, and that the proposed advisory fee was fair, both on an absolute basis and in comparison with funds likely to be in the peer group. The Board also concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Core Equity Portfolio, at the present time.

     The Board also noted that, as the Core Equity Portfolio had not yet commenced investment operations, there was no investment performance for either the Core Equity Portfolio or the Advisor in managing the Core Equity Portfolio for the Board to evaluate; however, the Board noted its analysis at the December Meeting of similar investment products that are managed by the Advisor. Furthermore, the Board noted that the Advisor had not realized any profitability from its relationship with the Core Equity Portfolio because the Core Equity Portfolio had not yet commenced investment operations.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreement for the Core Equity Portfolio was in the best interests of the Portfolio and its shareholders.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                   LWAS/DFA U.S. High Book to Market Portfolio
                    LWAS/DFA Two-Year Fixed Income Portfolio
                     LWAS/DFA Two-Year Government Portfolio

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                   LWAS/DFA International High Book to Market
                                    Portfolio


                               SEMI-ANNUAL REPORT


                          Six Months Ended May 31, 2005
                                   (Unaudited)

================================================================================

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
DIMENSIONAL INVESTMENT GROUP INC.
     Disclosure of Fund Expenses                                                 1
     Disclosure of Portfolio Holdings                                            2
     Statement of Assets and Liabilities                                         3
     Statements of Net Assets                                                    4
     Statements of Operations                                                    7
     Statements of Changes in Net Assets                                         8
     Financial Highlights                                                        9
     Notes to Financial Statements                                              12

DFA INVESTMENT DIMENSIONS GROUP INC.
     Disclosure of Fund Expenses                                                16
     Disclosure of Portfolio Holdings                                           17
     Statement of Assets and Liabilities                                        18
     Statement of Operations                                                    19
     Statements of Changes in Net Assets                                        20
     Financial Highlights                                                       21
     Notes to Financial Statements                                              22

THE DFA INVESTMENT TRUST COMPANY
     Disclosure of Fund Expenses                                                25
     Disclosure of Portfolio Holdings                                           26
     Schedules of Investments
        The U.S. Large Cap Value Series                                         28
        The DFA International Value Series                                      31
     Statements of Assets and Liabilities                                       36
     Statements of Operations                                                   37
     Statements of Changes in Net Assets                                        38
     Financial Highlights                                                       39
     Notes to Financial Statements                                              41

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                     46

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS                                47

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        DIMENSIONAL INVESTMENT GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in a Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by a shareholder who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the Portfolio's expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Portfolio's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your Portfolio's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                                         BEGINNING     ENDING                    EXPENSES
                                                                          ACCOUNT      ACCOUNT     ANNUALIZED      PAID
                                                                           VALUE        VALUE       EXPENSE       DURING
                                                                          12/01/04     05/31/05      RATIO        PERIOD*
                                                                         ----------   ----------  ------------   --------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
Actual Fund Return                                                       $    1,000   $ 1,048.30          0.35%  $   1.79
Hypothetical 5% Annual Return                                            $    1,000   $ 1,023.25          0.35%  $   1.77

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
Actual Fund Return                                                       $    1,000   $ 1,007.90          0.38%  $   1.90
Hypothetical 5% Annual Return                                            $    1,000   $ 1,023.11          0.38%  $   1.92

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
Actual Fund Return                                                       $    1,000   $ 1,007.40          0.38%  $   1.90
Hypothetical 5% Annual Return                                            $    1,000   $ 1,023.11          0.38%  $   1.92

----------
*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Investment Companies                                                            100.0%
                                                                                -----
                                                                                100.0%
                                                                                =====

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

Government                                                                       40.8%
Foreign Government                                                               23.6
Supranational                                                                    12.1
Corporate                                                                        12.0
Foreign Corporate                                                                11.5
                                                                                -----
                                                                                100.0%
                                                                                =====

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

Government                                                                      100.0%
                                                                                -----
                                                                                100.0%
                                                                                =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment
   Trust Company (5,001,251 Shares, Cost $65,861) at Value+                $      96,674
Receivable for Investment Securities Sold                                             35
Prepaid Expenses and Other Assets                                                      8
                                                                           -------------
      Total Assets                                                                96,717
                                                                           -------------

LIABILITIES:
Payables:
   Fund Shares Redeemed                                                               35
   Due to Advisor                                                                      1
Accrued Expenses and Other Liabilities                                                24
                                                                           -------------
      Total Liabilities                                                               60
                                                                           -------------
NET ASSETS                                                                 $      96,657
                                                                           =============

SHARES OUTSTANDING $0.01 PAR VALUE
   (Authorized 200,000,000 Shares)                                             7,551,413
                                                                           =============

NET ASSET VALUE , OFFERING AND REDEMPTION PRICE PER SHARE                  $       12.80
                                                                           =============

----------
  +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                             STATEMENT OF NET ASSETS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     FACE
                                                    AMOUNT                VALUE+
                                                 ------------   ---------------
                                                    (000)
UNITED STATES -- (61.6%)
AGENCY OBLIGATIONS -- (39.0%)
Federal Farm Credit Bank
    2.600%, 09/07/06                             $      1,700   $     1,676,742
    2.750%, 09/29/06                                    6,200         6,122,382
Federal Home Loan Bank
    2.875%, 08/15/06                                      300           297,160
    2.625%, 10/16/06                                    6,500         6,407,642
    3.375%, 02/23/07                                    1,100         1,093,688
Federal Home Loan Mortgage
  Corporation
    2.750%, 10/15/06                                    8,000         7,898,248
Federal National Mortgage Association
    3.625%, 03/15/07                                    8,200         8,174,810
                                                                ---------------
TOTAL AGENCY OBLIGATIONS
    (Cost $31,901,573)                                               31,670,672
                                                                ---------------
BONDS -- (22.6%)
Bank of America Corp.
    5.250%, 02/01/07                                    2,300         2,348,164
Citigroup, Inc.
    5.750%, 05/10/06                                    2,200         2,237,884
General Electric Capital Corp.
    2.970%, 07/26/06                                    2,300         2,277,628
KFW International Finance, Inc.
    5.250%, 06/28/06                                    2,000         2,028,752
Landesbank Baden-Wuerttemberg
    4.150%, 03/30/07                                    2,200         2,206,631
Toyota Motor Credit Corp.
    3.000%, 06/09/06                                    2,000         1,980,296
US Bank NA
    2.850%, 11/15/06                                    2,300         2,263,743
Wal-Mart Stores, Inc.
    5.450%, 08/01/06                                    2,300         2,339,983
Wells Fargo & Co.
    5.900%, 05/21/06                                      600           611,114
                                                                ---------------
TOTAL BONDS
    (Cost $18,448,223)                                               18,294,195
                                                                ---------------
TOTAL -- UNITED STATES
   (Cost $50,349,796)                                                49,964,867
                                                                ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (11.5%)
BONDS -- (11.5%)
Asian Development Bank
    4.875%, 02/05/07                                    2,300         2,348,944
European Bank For Reconstruction &
  Development
    5.375%, 06/15/06                                    2,300         2,331,903
European Investment Bank
    3.000%, 08/15/06                             $      2,300   $     2,286,129
International Finance Corp.
    4.750%, 04/30/07                                    2,300         2,340,848
                                                                ---------------
TOTAL -- SUPRANATIONAL
   ORGANIZATION OBLIGATIONS
   (Cost $9,350,183)                                                  9,307,824
                                                                ---------------
CANADA -- (8.6%)
BONDS -- (8.6%)
British Columbia, Province of
    4.625%, 10/03/06                                    2,300         2,329,840
Canadian Government
    6.750%, 08/28/06                                    2,300         2,385,900
Ontario, Province of
    2.650%, 12/15/06                                    2,300         2,261,112
                                                                ---------------
TOTAL -- CANADA
   (Cost $7,022,469)                                                  6,976,852
                                                                ---------------
GERMANY -- (3.0%)
BONDS -- (3.0%)
Landwirtschaft Rentenbank
   4.500%, 10/23/06
   (Cost $2,444,533)                                    2,400         2,423,374
                                                                ---------------
AUSTRIA -- (2.9%)
BONDS -- (2.9%)
Oesterreichische Kontrollbank AG
   5.125%, 03/20/07
   (Cost $2,347,520)                                    2,300         2,356,677
                                                                ---------------
NORWAY -- (2.9%)
BONDS -- (2.9%)
Eksportfinans ASA
   5.750%, 06/06/06
   (Cost $2,365,881)                                    2,300         2,345,963
                                                                ---------------
SPAIN -- (2.9%)
BONDS -- (2.9%)
Institut de Credito Oficial
   4.625%, 11/29/06
   (Cost $2,344,044)                                    2,300         2,324,113
                                                                ---------------
UNITED KINGDOM -- (2.8%)
BONDS -- (2.8%)
BP Capital Markets P.L.C
   2.750%, 12/29/06
   (Cost $2,254,506)                                    2,300         2,263,690
                                                                ---------------
SWEDEN -- (2.7%)
BONDS -- (2.7%)
Swedish Export Credit Corp.
   2.875%, 01/26/07
   (Cost $2,179,930)                                    2,200         2,165,328
                                                                ---------------

                                                     FACE
                                                    AMOUNT               VALUE+
                                                 ------------   ---------------
                                                    (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc.
  2.89%, 06/01/05 (Collateralized by $280,000
  FHLMC Notes 4.00%, 09/22/09, valued at
  $280,350) to be repurchased at $276,022
  (Cost $276,000)                                $        276   $       276,000
                                                                ---------------
TOTAL INVESTMENTS -- (99.2%)
  (Cost $80,934,862)                                                 80,404,688
                                                                ---------------
OTHER ASSETS AND LIABILITIES -- (0.8%)
Interest Receivable                                                     726,729
Due to Advisor                                                          (10,133)
Other Liabilities in Excess of Other Assets                             (45,449)
                                                                ---------------
                                                                        671,147
                                                                ---------------
NET ASSETS -- (100.0%) Applicable to 8,216,258
  Outstanding $0.01 Par Value Shares
  (200,000,000 Shares Authorized)                               $    81,075,835
                                                                ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                     $          9.87
                                                                ===============

----------
  +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF NET ASSETS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                        FACE
                                                                       AMOUNT             VALUE+
                                                                    ------------   -------------
                                                                        (000)
AGENCY OBLIGATIONS -- (99.1%)
Federal Farm Credit Bank
  2.600%, 05/19/06                                                  $     10,700   $  10,593,770
  2.750%, 09/29/06                                                        23,240      22,949,059
Federal Home Loan Bank
  2.875%, 08/15/06                                                         5,400       5,348,873
  2.625%, 10/16/06                                                         7,850       7,738,459
  3.375%, 02/23/07                                                        23,400      23,265,731
                                                                                   -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $70,333,669)                                                                  69,895,892
                                                                                   -------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc.
  2.89%, 06/01/05 (Collateralized by $256,000 FHLMC Notes
  4.00%, 09/22/09, valued at $256,320) to be repurchased
  at $252,020 (Cost $252,000)                                                252         252,000
                                                                                   -------------
TOTAL INVESTMENTS -- (99.5%)
  (Cost $70,585,669)                                                                  70,147,892
                                                                                   -------------
OTHER ASSETS AND LIABILITIES -- (0.5%)
Interest Receivable                                                                      405,819
Due to Advisor                                                                            (8,808)
Other Liabilities in Excess of Other Assets                                              (22,128)
                                                                                   -------------
                                                                                         374,883
                                                                                   -------------
NET ASSETS -- (100.0%) Applicable to 7,200,332 Outstanding $0.01
  Par Value Shares (200,000,000 Shares Authorized)                                 $  70,522,775
                                                                                   =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $        9.79
                                                                                   =============

----------
  +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                                LWAS/DFA         LWAS/DFA      LWAS/DFA
                                                                               U.S. HIGH         TWO-YEAR      TWO-YEAR
                                                                             BOOK TO MARKET    FIXED INCOME   GOVERNMENT
                                                                                PORTFOLIO        PORTFOLIO    PORTFOLIO
                                                                             --------------    ------------  ------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company       $          603              --            --
   Interest                                                                              --    $      1,182  $      1,039
                                                                             --------------    ------------  ------------
        Total Investment Income                                                         603           1,182         1,039
                                                                             --------------    ------------  ------------
EXPENSES
   Investment Advisory Services                                                          --              61            54
   Administrative Service Fees                                                            5              --            --
   Accounting & Transfer Agent Fees                                                       1              21            19
   Shareholder Servicing Fees                                                            71              32            29
   Custodian Fees                                                                        --               3             3
   Legal Fees                                                                             2               2             2
   Audit Fees                                                                             1              11            10
   Filing Fees                                                                            7              11             9
   Shareholders' Reports                                                                 10              10             9
   Directors' Fees and Expenses                                                           1              --            --
   Other                                                                                 --               3             1
                                                                             --------------    ------------  ------------
        Total Expenses                                                                   98             154           136
                                                                             --------------    ------------  ------------
   NET INVESTMENT INCOME (LOSS)                                                         505           1,028           903
                                                                             --------------    ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from The DFA Investment Trust Company             92              --            --
   Net Realized Gain (Loss) on Investment Securities Sold                               107            (437)         (313)
   Change in Unrealized Appreciation (Depreciation)of Investment Securities           3,772              58           (11)
                                                                             --------------    ------------  ------------
   NET GAIN (LOSS)                                                                    3,971            (379)         (324)
                                                                             --------------    ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $        4,476    $        649  $        579
                                                                             ==============    ============  ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                               LWAS/DFA                 LWAS/DFA               LWAS/DFA
                                                              U.S. HIGH                 TWO-YEAR               TWO-YEAR
                                                            BOOK TO MARKET            FIXED INCOME            GOVERNMENT
                                                               PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                         ---------------------   ---------------------   ---------------------
                                                         SIX MONTHS     YEAR     SIX MONTHS     YEAR      SIX MONTHS    YEAR
                                                           ENDED       ENDED        ENDED      ENDED        ENDED      ENDED
                                                           MAY 31,    NOV. 30,     MAY 31,    NOV. 30,      MAY 31,   NOV. 30,
                                                            2005        2004        2005        2004         2005       2004
                                                         -----------  --------   -----------  --------   -----------  --------
                                                         (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                          $       505  $    741   $     1,028  $  1,332   $       903  $  1,197
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                                       92        --            --        --            --        --
   Net Realized Gain (Loss) on
    Investment Securities Sold                                   107       134          (437)     (454)         (313)     (393)
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities                    3,772    15,602            58      (316)          (11)       16
                                                         -----------  --------   -----------  --------   -----------  --------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                  4,476    16,477           649       562           579       820
                                                         -----------  --------   -----------  --------   -----------  --------
Distributions From:
   Net Investment Income                                        (541)     (976)         (883)   (1,155)         (810)   (1,100)
   Net Short-Term Gains                                           --        --            --    (1,374)           --    (1,836)
   Net Long-Term Gains                                            --        --            --      (281)           --        --
                                                         -----------  --------   -----------  --------   -----------  --------
       Total Distributions                                      (541)     (976)         (883)   (2,810)         (810)   (2,936)
                                                         -----------  --------   -----------  --------   -----------  --------
Capital Share Transactions (1):
   Shares Issued                                               5,522    10,202         7,307    19,535        10,532    17,475
   Shares Issued in Lieu of Cash
    Distributions                                                474       862           766     2,433           770     2,795
   Shares Redeemed                                            (5,768)  (10,558)       (7,347)  (12,237)      (10,401)  (33,441)
                                                         -----------  --------   -----------  --------   -----------  --------
   Net Increase (Decrease) from Capital
    Share Transactions                                           228       506           726     9,731           901   (13,171)
                                                         -----------  --------   -----------  --------   -----------  --------
       Total Increase (Decrease)                               4,163    16,007           492     7,483           670   (15,287)
NET ASSETS
   Beginning of Period                                        92,494    76,487        80,584    73,101        69,853    85,140
                                                         -----------  --------   -----------  --------   -----------  --------
   End of Period                                         $    96,657  $ 92,494   $    81,076  $ 80,584   $    70,523  $ 69,853
                                                         ===========  ========   ===========  ========   ===========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                438       921           743     1,941         1,079     1,764
    Shares Issued in Lieu of Cash
      Distributions                                               38        78            78       245            79       284
    Shares Redeemed                                             (460)     (943)         (748)   (1,229)       (1,068)   (3,342)
                                                         -----------  --------   -----------  --------   -----------  --------
                                                                  16        56            73       957            90    (1,294)
                                                         ===========  ========   ===========  ========   ===========  ========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                                 MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2005          2004          2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period            $   12.28      $   10.23     $    8.74     $   11.17     $   12.14     $   13.82
                                                ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.07           0.10          0.13          0.12          0.25          0.22
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                      0.52           2.08          1.59         (0.98)         0.90          0.12
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total from Investment Operations               0.59           2.18          1.72         (0.86)         1.15          0.34
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.07)         (0.13)        (0.12)        (0.13)        (0.25)        (0.21)
   Net Realized Gains                                  --             --         (0.11)        (1.44)        (1.87)        (1.81)
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total Distributions                           (0.07)         (0.13)        (0.23)        (1.57)        (2.12)        (2.02)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $   12.80      $   12.28     $   10.23     $    8.74     $   11.17     $   12.14
================================================================================================================================
Total Return                                         4.83%#        21.45%        20.18%        (8.86)%       10.74%         2.82%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  96,657      $  92,494     $  76,487     $  71,336     $  99,247     $ 130,007
Ratio of Expenses to Average Net
   Assets (1)                                        0.35%*         0.35%         0.36%         0.36%         0.36%         0.37%
Ratio of Net Investment Income to
   Average Net Assets                                1.07%*         0.87%         1.39%         1.15%         1.53%         1.92%
Portfolio Turnover Rate of Master
   Fund Series                                          3%#            7%            7%            9%            6%           26%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS        YEAR         YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2005           2004         2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period            $    9.90      $   10.17     $   10.40     $   10.25     $   10.15     $   10.09
                                                ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.12           0.16          0.23          0.32          0.47          0.58
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                     (0.04)         (0.08)        (0.01)         0.18          0.16          0.03
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total from Investment Operations               0.08           0.08          0.22          0.50          0.63          0.61
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.11)         (0.14)        (0.22)        (0.35)        (0.53)        (0.55)
   Net Realized Gains                                  --          (0.21)        (0.23)           --            --            --
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total Distributions                           (0.11)         (0.35)        (0.45)        (0.35)        (0.53)        (0.55)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    9.87      $    9.90     $   10.17     $   10.40     $   10.25     $   10.15
================================================================================================================================
Total Return                                         0.79%#         0.85%         2.15%         4.95%         6.46%         6.29%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  81,076      $  80,584     $  73,101     $  82,184     $ 105,656     $ 119,602
Ratio of Expenses to Average Net
   Assets                                            0.38%*         0.38%         0.37%         0.35%         0.35%         0.34%
Ratio of Net Investment Income to
   Average Net Assets                                2.55%*         1.65%         1.72%         3.09%         4.63%         5.72%
Portfolio Turnover Rate                                42%#          152%          171%          131%           58%           24%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2005           2004          2003         2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period            $    9.83      $   10.13     $   10.46     $   10.37     $   10.13     $   10.05
                                                ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.12           0.17          0.16          0.31          0.47          0.58
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                     (0.05)         (0.06)         0.06          0.16          0.29          0.03
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total from Investment Operations               0.07           0.11          0.22          0.47          0.76          0.61
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.11)         (0.15)        (0.20)        (0.34)        (0.52)        (0.53)
   Net Realized Gains                                  --          (0.26)        (0.35)        (0.04)           --            --
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total Distributions                           (0.11)         (0.41)        (0.55)        (0.38)        (0.52)        (0.53)
                                                ---------      ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $    9.79      $    9.83     $   10.13     $   10.46     $   10.37     $   10.13
================================================================================================================================
Total Return                                         0.74%#         1.10%         2.11%         4.73%         7.79%         6.23%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  70,523      $  69,853     $  85,140     $  85,609     $ 108,422     $ 122,341
Ratio of Expenses to Average Net
   Assets                                            0.38%*         0.36%         0.35%         0.35%         0.34%         0.34%
Ratio of Net Investment Income to
   Average Net Assets                                2.51%*         1.63%         1.57%         2.88%         4.57%         5.82%
Portfolio Turnover Rate                                37%#          142%          216%          165%          113%           90%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios (the "Portfolios"), of which three are presented in this report.

     The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 2% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended May 31, 2005, the Portfolios' administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio:

                                                                           ADMINISTRATIVE   ADVISORY
                                                                                FEES          FEES
                                                                           --------------   --------
            LWAS/DFA U.S. High Book to Market Portfolio                         0.01%           --
            LWAS/DFA Two-Year Fixed Income Portfolio                              --          0.15%
            LWAS/DFA Two-Year Government Portfolio                                --          0.15%

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

     In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay to LWIF fees at the following effective annual rates of their average daily net assets for each Portfolio:

            LWAS/DFA U.S. High Book to Market Portfolio                                    0.15%
            LWAS/DFA Two-Year Fixed Income Portfolio                                       0.08%
            LWAS/DFA Two-Year Government Portfolio                                         0.08%

D. DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

            LWAS/DFA U.S. High Book to Market Portfolio                                $  1,515
            LWAS/DFA Two-Year Fixed Income Portfolio                                      1,291
            LWAS/DFA Two-Year Government Portfolio                                        1,163

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the following portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                             U.S. GOVERNMENT        OTHER INVESTMENT
                                                               SECURITIES              SECURITIES
                                                         --------------------      -------------------
                                                         PURCHASES      SALES      PURCHASES     SALES
                                                         ---------      -----      ---------     -----
LWAS/DFA Two-Year Fixed Income Portfolio                 $   9,632    $  16,162    $  25,400    $ 17,401
LWAS/DFA Two-Year Government Portfolio                      27,324       26,374           --          --

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                             ORDINARY
                                                              INCOME
                                                          AND SHORT-TERM     LONG-TERM    RETURN OF
                                                           CAPITAL GAINS   CAPITAL GAINS   CAPITAL      TOTAL
                                                          --------------   -------------  ---------     -----
LWAS/DFA U.S. High Book to Market Portfolio
2004                                                         $    935              --       $  41      $   976
2003                                                              898         $   775          --        1,673
LWAS/DFA Two-Year Fixed Income Portfolio
2004                                                            2,531             279          --        2,810
2003                                                            3,407              --          --        3,407
LWAS/DFA Two-Year Government Portfolio
2004                                                            2,936              --          --        2,936
2003                                                            4,243             128          --        4,371

     Short-term capital gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                            TOTAL NET
                                                                                         UNDISTRIBUTABLE
                                                          UNDISTRIBUTED      CAPITAL        EARNINGS/
                                                         NET INVESTMENT       LOSS        (ACCUMULATED
                                                             INCOME       CARRYFORWARD        LOSS)
                                                         --------------   ------------   ---------------
LWAS/DFA U.S. High Book to Market Portfolio                      --         $  (359)         $ (359)
LWAS/DFA Two-Year Fixed Income Portfolio                     $  415            (454)            (39)
LWAS/DFA Two-Year Government Portfolio                          402            (393)              9

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                           EXPIRES ON NOVEMBER 30,
                                                           -----------------------
                                                              2011        2012        TOTAL
                                                              ----        ----        -----
LWAS/DFA U.S. High Book to Market Portfolio                  $  359          --       $ 359
LWAS/DFA Two-Year Fixed Income Portfolio                         --      $  454         454
LWAS/DFA Two-Year Government Portfolio                           --         393         393

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                       NET
                                                                                                    UNREALIZED
                                                          FEDERAL     UNREALIZED     UNREALIZED    APPRECIATION/
                                                         TAX COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                                         --------    ------------   ------------  --------------
LWAS/DFA U.S. High Book to Market Portfolio              $ 76,511      $ 30,812       $ (10,649)     $  20,163
LWAS/DFA Two-Year Fixed Income Portfolio                   80,935            67            (597)          (530)
LWAS/DFA Two-Year Government Portfolio                     70,586            80            (518)          (438)

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolio's may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

     REPURCHASE AGREEMENTS: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Portfolios during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings under the line of credit by the Portfolios with the international custodian bank during the six months ended May 31, 2005.

I. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                 ACCUMULATED    ACCUMULATED     UNREALIZED
                                                                     NET       NET REALIZED    APPRECIATION
                                                                  INVESTMENT     GAIN (LOSS)   (DEPRECIATION)
                                                      PAID-IN      INCOME      OF INVESTMENT   OF INVESTMENT   TOTAL NET
                                                      CAPITAL      (LOSS)       SECURITIES      SECURITIES       ASSETS
                                                     ---------   -----------   -------------   -------------   ---------
LWAS/DFA U.S. High Book to Market
   Portfolio                                         $  76,742      $ (37)      $  (10,861)       $ 30,813     $  96,657
LWAS/DFA Two-Year Fixed Income
   Portfolio                                            81,938        559             (891)          (530)       81,076
LWAS/DFA Two-Year Government
   Portfolio                                            71,173        494             (706)          (438)       70,523

J. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in a Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by a shareholder who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Portfolio's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your Portfolio's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                     BEGINNING      ENDING                    EXPENSES
                                                      ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                                                       VALUE         VALUE       EXPENSE       DURING
                                                     12/01/04      05/31/05       RATIO        PERIOD*
                                                     --------      --------     ---------     --------
Actual Fund Return                                   $  1,000     $ 1,021.50      0.51%        $  2.57
Hypothetical 5% Annual Return                        $  1,000     $ 1,022.46      0.51%        $  2.57

----------
*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc., filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                    100.0%
                                                                        -----
                                                                        100.0%
                                                                        =====

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of
   The DFA Investment Trust Company
   (8,085,457 Shares, Cost $71,621) at Value+                            $     126,618
Receivable for Investment Securities Sold                                            9
Prepaid Expenses and Other Assets                                                   13
                                                                         -------------
      Total Assets                                                             126,640
                                                                         -------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                              9
   Due to Advisor                                                                    1
Accrued Expenses and Other Liabilities                                              35
                                                                         -------------
      Total Liabilities                                                             45
                                                                         -------------
NET ASSETS                                                               $     126,595
                                                                         =============

SHARES OUTSTANDING, $0.01 PAR VALUE
   (Authorized 100,000,000 Shares)                                           8,021,592
                                                                         =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $       15.78
                                                                         =============

----------
+  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company             $     1,174
                                                                                   -----------

EXPENSES
   Administrative Services                                                                   6
   Accounting & Transfer Agent Fees                                                          2
   Shareholder Servicing Fees                                                              125
   Legal Fees                                                                                1
   Audit Fees                                                                                1
   Filing Fees                                                                               6
   Shareholders' Reports                                                                    14
   Directors' Fees and Expenses                                                              1
                                                                                   -----------
          Total Expenses                                                                   156
                                                                                   -----------
   NET INVESTMENT INCOME (LOSS)                                                          1,018
                                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from The DFA Investment Trust Company             4,814
   Net Realized Gain (Loss) on Investment Securities Sold                                1,257
   Change in Unrealized Appreciation (Depreciation) of Investment Securities            (4,133)
                                                                                   -----------

   NET GAIN (LOSS)                                                                       1,938
                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $     2,956
                                                                                   ===========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                SIX MONTHS         YEAR
                                                                                   ENDED           ENDED
                                                                                  MAY 31,        NOV. 30,
                                                                                   2005            2004
                                                                               ------------    ------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $      1,018    $      2,205
   Capital Gain Distributions Received from The DFA Investment Trust Company          4,814
   Net Realized Gain (Loss) on Investment Securities Sold                             1,257           3,085
   Change in Unrealized Appreciation (Depreciation) of Investment Securities         (4,133)         27,548
                                                                               ------------    ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                    2,956          32,838
                                                                               ------------    ------------
Distributions From:
   Net Investment Income                                                             (1,035)         (4,270)
   Net Short-Term Gains                                                                (168)             (9)
   Net Long-Term Gains                                                               (2,756)            (77)
                                                                               ------------    ------------
    Total Distributions                                                              (3,959)         (4,356)
                                                                               ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                      6,926          10,358
   Shares Issued in Lieu of Cash Distributions                                        3,469           4,125
   Shares Redeemed                                                                  (13,194)        (22,510)
                                                                               ------------    ------------
   Net Increase (Decrease) from Capital Share Transactions                           (2,799)         (8,027)
                                                                               ------------    ------------
    Total Increase (Decrease)                                                        (3,802)         20,455

NET ASSETS
   Beginning of Period                                                              130,397         109,942
                                                                               ------------    ------------
   End of Period                                                               $    126,595    $    130,397
                                                                               ============    ============
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                       428             748
    Shares Issued in Lieu of Cash Distributions                                         220             311
    Shares Redeemed                                                                    (814)         (1,631)
                                                                               ------------    ------------
                                                                                       (166)           (572)
                                                                               ============    ============

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS        YEAR          YEAR         YEAR          YEAR          YEAR
                                                ENDED          ENDED         ENDED        ENDED         ENDED         ENDED
                                               MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                2005           2004          2003         2002           2001          2000
-----------------------------------------------------------------------------------------------------------------------------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period         $   15.93      $   12.55     $    9.61     $   11.35     $   14.47     $   15.29
                                             ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.14           0.27          0.24          0.30          0.32          0.30
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                   0.20           3.63          3.07         (0.90)        (1.68)        (0.39)
                                             ---------      ---------     ---------     ---------     ---------     ---------
      Total from Investment Operations            0.34           3.90          3.31         (0.60)        (1.36)        (0.09)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.14)         (0.51)        (0.24)        (0.34)        (0.33)        (0.32)
   Net Realized Gains                            (0.35)         (0.01)        (0.13)        (0.80)        (1.43)        (0.41)
                                             ---------      ---------     ---------     ---------     ---------     ---------
      Total Distributions                        (0.49)         (0.52)        (0.37)        (1.14)        (1.76)        (0.73)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   15.78      $   15.93     $   12.55     $    9.61     $   11.35     $   14.47
=============================================================================================================================
Total Return                                      2.15%#        31.89%        35.96%        (5.76)%       10.97%        (0.75)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)        $ 126,595      $ 130,397     $ 109,942     $  89,140     $ 141,058     $ 209,123
Ratio of Expenses to Average Net
   Assets (1)                                     0.51%*         0.52%         0.55%         0.54%         0.52%         0.52%
Ratio of Net Investment Income to
   Average Net Assets                             1.56%*         1.88%         2.20%         2.15%         2.14%         1.85%
Portfolio Turnover Rate of Master
   Fund Series                                       5%#           15%           14%           18%            6%            9%
-----------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

               LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of thirty-seven portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 4% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2,117.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which its invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of the Portfolio's average daily net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

     In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays to LWIF a fee at the effective annual rate of 0.19 of 1% of its average daily net assets.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                 ORDINARY
                                                  INCOME
                                              AND SHORT-TERM    LONG-TERM
                                               CAPITAL GAINS   CAPITAL GAIN     TOTAL
                                              --------------   ------------     -----
2004                                             $   4,267        $    89      $ 4,356
2003                                                 2,111          1,176        3,287

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                          TOTAL NET
                       UNDISTRIBUTED                     DISTRIBUTABLE
                           NET          UNDISTRIBUTED      EARNINGS
                        INVESTMENT        LONG-TERM      (ACCUMULATED
                          INCOME        CAPITAL GAINS       LOSSES)
                       -------------    -------------    -------------
                            --             $  2,732        $  2,732

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amount in thousands):

                                                                 NET
                                                              UNREALIZED
                FEDERAL       UNREALIZED     UNREALIZED      APPRECIATION/
                TAX COST     APPRECIATION   DEPRECIATION    (DEPRECIATION)
                --------     ------------   ------------    --------------
                $  76,743      $  54,997     $  (5,122)       $   49,875

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2005.

F. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                         ACCUMULATED     ACCUMULATED        UNREALIZED
                             NET         NET REALIZED      APPRECIATION
                         INVESTMENT      GAIN (LOSS)      (DEPRECIATION)
              PAID-IN      INCOME       OF INVESTMENT     OF INVESTMENT     TOTAL NET
              CAPITAL      (LOSS)         SECURITIES        SECURITIES       ASSETS
              -------   ------------    -------------    ---------------    ---------
              $ 71,093     $  (18)         $   523         $   54,997       $  126,595

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                                            FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                          BEGINNING         ENDING                     EXPENSES
                                                           ACCOUNT         ACCOUNT      ANNUALIZED      PAID
                                                           VALUE            VALUE         EXPENSE      DURING
                                                          12/01/04         05/31/05        RATIO       PERIOD*
                                                         -----------     -----------    ----------    ---------
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                                       $  1,000.00     $  1,049.70       0.14%       $  0.72
Hypothetical 5% Annual Return                            $  1,000.00     $  1,024.30       0.14%       $  0.71

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                                       $  1,000.00     $  1,023.10       0.27%       $  1.36
Hypothetical 5% Annual Return                            $  1,000.00     $  1,023.65       0.27%       $  1.36

----------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor,
Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to: Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary                                                     29.4%
Financials                                                                 27.4
Energy                                                                      9.0
Industrials                                                                 8.7
Information Technology                                                      6.1
Health Care                                                                 5.6
Materials                                                                   5.4
Consumer Staples                                                            4.3
Telecommunication Services                                                  3.7
Utilities                                                                   0.4
                                                                          -----
                                                                          100.0%
                                                                          =====

THE DFA INTERNATIONAL VALUE SERIES
Financials                                                                 36.4%
Consumer Discretionary                                                     17.8
Materials                                                                  12.6
Industrials                                                                11.4
Telecommunication Services                                                  6.9
Consumer Staples                                                            4.4
Utilities                                                                   3.5
Energy                                                                      2.9
Information Technology                                                      2.2
Health Care                                                                 1.2
Other                                                                       0.4
REITS                                                                       0.3
                                                                          -----
                                                                          100.0%
                                                                          =====

                         THE U.S. LARGE CAP VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (95.5%)
Consumer Discretionary -- (28.1%)
 * AutoNation, Inc.                                                            2,057,600    $    41,131,424                0.9%
   Clear Channel Communications, Inc.                                          1,942,666         56,784,127                1.2%
 * Comcast Corp. Class A                                                       3,966,525        127,722,105                2.7%
 # Federated Department Stores, Inc.                                             618,200         41,697,590                0.9%
   Ford Motor Co.                                                              5,892,000         58,802,160                1.2%
 # General Motors Corp.                                                        1,913,900         60,345,267                1.3%
   Horton (D.R.), Inc.                                                         1,091,829         37,744,529                0.8%
*# IAC/InterActiveCorp                                                         2,346,703         57,494,223                1.2%
 * Liberty Media Corp. Class A                                                 9,460,100         98,290,439                2.1%
   Penney (J.C.) Co., Inc.                                                     1,120,000         55,731,200                1.2%
   Starwood Hotels & Resorts Worldwide, Inc.                                     548,600         30,705,142                0.6%
 * Time Warner, Inc.                                                          10,059,480        175,034,952                3.7%
   Tribune Co.                                                                 1,182,400         42,779,232                0.9%
   Viacom, Inc. Class B                                                        5,017,000        172,032,930                3.6%
   Other Securities                                                                             337,920,023                6.8%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
   (Cost $1,294,572,123)                                                                      1,394,215,343               29.1%
                                                                                            ---------------    ---------------
Financials -- (26.1%)
 # Allstate Corp.                                                              1,791,600        104,271,120                2.2%
 # Bear Stearns Companies, Inc.                                                  373,770         37,018,181                0.8%
   Chubb Corp.                                                                   428,000         36,050,440                0.8%
   Countrywide Financial Corp.                                                 1,639,998         60,958,726                1.3%
   Hartford Financial Services Group, Inc.                                       868,200         64,932,678                1.4%
   JPMorgan Chase & Co.                                                        2,244,400         80,237,300                1.7%
   KeyCorp                                                                       941,600         30,846,816                0.7%
   Loews Corp.                                                                   636,800         47,951,040                1.0%
   MetLife, Inc.                                                               2,623,300        116,999,180                2.4%
   Principal Financial Group, Inc.                                             1,075,700         42,909,673                0.9%
   Prudential Financial, Inc.                                                  1,731,800        109,640,258                2.3%
   The St. Paul Travelers Companies, Inc.                                      2,390,826         90,564,489                1.9%
   Other Securities                                                                             475,358,400                9.7%
                                                                                            ---------------    ---------------
Total Financials
   (Cost $932,265,029)                                                                        1,297,738,301               27.1%
                                                                                            ---------------    ---------------
Energy -- (8.6%)
 # Anadarko Petroleum Corp.                                                      815,878         61,761,965                1.3%
 # Kerr-McGee Corp.                                                              431,426         31,865,124                0.7%
   Marathon Oil Corp.                                                          1,061,450         51,469,710                1.1%
   Occidental Petroleum Corp.                                                    650,800         47,579,988                1.0%
   Sunoco, Inc.                                                                  298,800         30,647,916                0.6%
   Valero Energy Corp.                                                           776,800         53,304,016                1.1%
   Other Securities                                                                             149,591,646                3.1%
                                                                                            ---------------    ---------------
Total Energy
   (Cost $225,588,682)                                                                          426,220,365                8.9%
                                                                                            ---------------    ---------------
Industrials -- (8.3%)
   Burlington Northern Santa Fe Corp.                                          1,283,000         63,405,860                1.3%
   CSX Corp.                                                                     773,900         32,178,762                0.7%
   Norfolk Southern Corp.                                                      1,541,200         49,195,104                1.0%
   Northrop Grumman Corp.                                                      1,320,242         73,563,884                1.6%
   Raytheon Co.                                                                1,311,300         51,350,508                1.1%
   Union Pacific Corp.                                                           950,700         63,658,872                1.3%
   Other Securities                                                                              77,180,718                1.6%
                                                                                            ---------------    ---------------
Total Industrials
   (Cost $322,613,101)                                                                          410,533,708                8.6%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
Information Technology -- (5.9%)
   Electronic Data Systems Corp.                                               1,851,700    $    36,478,490                0.8%
   Hewlett-Packard Co.                                                         1,407,700         31,687,327                0.7%
   Other Securities                                                                             223,737,200                4.6%
                                                                                            ---------------    ---------------
Total Information Technology
   (Cost $275,612,074)                                                                          291,903,017                6.1%
                                                                                            ---------------    ---------------
Health Care -- (5.4%)
   Aetna, Inc.                                                                 1,079,252         84,192,449                1.8%
 * Medco Health Solutions, Inc.                                                  690,100         34,505,000                0.7%
   Other Securities                                                                             147,092,008                3.1%
                                                                                            ---------------    ---------------
Total Health Care
   (Cost $147,902,837)                                                                          265,789,457                5.6%
                                                                                            ---------------    ---------------
Materials -- (5.1%)
   Georgia-Pacific Corp.                                                         974,200         32,284,988                0.7%
   International Paper Co.                                                     1,215,775         39,160,113                0.8%
   Weyerhaeuser Co.                                                              860,700         55,213,905                1.2%
   Other Securities                                                                             127,324,475                2.6%
                                                                                            ---------------    ---------------
Total Materials
   (Cost $214,260,843)                                                                          253,983,481                5.3%
                                                                                            ---------------    ---------------
Consumer Staples -- (4.1%)
   Archer-Daniels-Midland Co.                                                  2,475,260         49,133,911                1.0%
   Coca-Cola Enterprises, Inc.                                                 1,874,800         41,020,624                0.9%
   Other Securities                                                                             112,051,267                2.3%
                                                                                            ---------------    ---------------
Total Consumer Staples
   (Cost $146,694,245)                                                                          202,205,802                4.2%
                                                                                            ---------------    ---------------
Telecommunication Services -- (3.5%)
   AT&T Corp.                                                                  2,206,280         41,456,001                0.9%
   SBC Communications, Inc.                                                    1,613,100         37,714,278                0.8%
   Sprint Corp.                                                                2,161,500         51,205,935                1.1%
   Other Securities                                                                              43,411,856                0.8%
                                                                                            ---------------    ---------------
Total Telecommunication Services
   (Cost $181,272,270)                                                                          173,788,070                3.6%
                                                                                            ---------------    ---------------
Utilities -- (0.4%)
Total Utilities
   (Cost $10,735,877)                                                                            21,699,080                0.5%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $3,751,517,081)                                                                      4,738,076,624               99.0%
                                                                                            ---------------    ---------------

                                                                             FACE
                                                                            AMOUNT
                                                                            ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
 ^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
     (Collateralized by $255,811,000 U.S. STRIPS, rates ranging from
     7.500% to 9.875%, maturities ranging from 11/15/15 to 11/15/24, valued at $162,719,199) to be repurchased at $159,540,395
     (Cost $159,527,456)                                                 $       159,527        159,527,456                3.3%

                                                                              FACE                              PERCENTAGE
                                                                             AMOUNT                  VALUE+  OF NET ASSETS**
                                                                             ------                  ------  ---------------
                                                                              (000)
Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $67,131,000 FHLMC Notes 4.00%, 09/22/09, valued
   at $67,214,914) to be repurchased at $66,226,316 (Cost $66,221,000)   $        66,221    $    66,221,000                1.4%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $225,748,456)                                                                          225,748,456                4.7%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,977,265,537)                                                                    $ 4,963,825,080              103.7%
                                                                                            ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securites" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

            See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.5%)
  Anglo America P.L.C.                                                         2,159,787   $    51,459,160                1.5%
  Aviva P.L.C.                                                                 2,630,567        29,431,339                0.8%
  BAA P.L.C.                                                                   1,632,557        18,467,632                0.5%
  BAE Systems P.L.C.                                                           4,006,840        19,626,679                0.6%
* O2 P.L.C.                                                                    8,760,348        20,295,896                0.6%
  Scottish Power P.L.C.                                                        2,139,658        18,023,688                0.5%
  Vodafone Group P.L.C.                                                       59,364,901       149,452,303                4.3%
  Other Securities                                                                             368,338,325               10.6%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $542,532,199)                                                                          675,095,022               19.4%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pound Sterling
    (Cost $14,769)                                                                                  14,769                0.0%
                                                                                           ---------------    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $542,546,968)                                                                          675,109,791               19.4%
                                                                                           ---------------    ---------------
JAPAN -- (13.9%)
COMMON STOCKS -- (13.7%)
  Fuji Photo Film Co., Ltd.                                                      770,000        23,978,455                0.7%
  Hitachi, Ltd.                                                                4,970,000        29,696,012                0.9%
  Kyocera Corp.                                                                  238,800        18,270,139                0.5%
  Matsushita Electric Industrial Co., Ltd.                                     3,561,135        53,046,962                1.5%
  Millea Holdings, Inc.                                                            2,296        30,391,067                0.9%
  Mitsui Marine & Fire Insurance Co., Ltd.                                     2,138,000        19,431,714                0.6%
  Other Securities                                                                             426,660,276               12.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $581,985,790)                                                                          601,474,625               17.3%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Japanese Yen
    (Cost $8,054,614)                                                                            8,010,462                0.2%
                                                                                           ---------------    ---------------
TOTAL -- JAPAN
  (Cost $590,040,404)                                                                          609,485,087               17.5%
                                                                                           ---------------    ---------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
# AXA                                                                          2,459,139        60,024,211                1.7%
# BNP Paribas SA                                                               1,368,012        91,964,838                2.6%
# Compagnie de Saint-Gobain                                                      455,792        26,216,746                0.8%
# LaFarge SA                                                                     253,511        22,940,260                0.7%
# Renault SA                                                                     317,738        27,183,519                0.8%
# Schneider SA                                                                   318,189        23,394,591                0.7%
# Societe Generale Paris                                                         293,528        28,842,183                0.8%
# Suez (ex Suez Lyonnaise des Eaux)                                              666,220        17,918,894                0.5%
  Other Securities                                                                             146,676,376                4.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $337,331,390)                                                                          445,161,618               12.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $28,587)                                                                                   8,843                0.0%
                                                                                           ---------------    ---------------
TOTAL -- FRANCE
  (Cost $337,359,977)                                                                          445,170,461               12.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
# Bayer AG                                                                       498,853   $    16,751,199                0.5%
# Bayerische Motorenwerke AG                                                     519,011        22,440,762                0.7%
* Bayerische Vereinsbank AG                                                      845,488        20,776,122                0.6%
# DaimlerChrysler AG                                                           1,368,494        55,172,318                1.6%
# Deutsche Bank AG                                                               770,191        59,920,101                1.7%
  Other Securities                                                                              91,308,578                2.6%
                                                                                           ---------------    ---------------
TOTAL -- GERMANY
  (Cost $248,181,818)                                                                          266,369,080                7.7%
                                                                                           ---------------    ---------------
SWITZERLAND -- (5.9%)
COMMON STOCKS -- (5.9%)
  Cie Financiere Richemont AG Series A                                         1,251,000        38,086,850                1.1%
# Credit Swisse Group                                                          1,452,179        58,093,081                1.7%
* Swiss Life AG                                                                  132,137        17,447,146                0.5%
# Swiss Reinsurance Co., Zurich                                                  330,715        20,472,030                0.6%
* Syngenta AG                                                                    165,100        17,067,625                0.5%
* Zurich Financial SVCS AG                                                       152,206        25,283,580                0.7%
  Other Securities                                                                              79,275,452                2.2%
                                                                                           ---------------    ---------------
TOTAL -- SWITZERLAND
  (Cost $188,429,435)                                                                          255,725,764                7.3%
                                                                                           ---------------    ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.4%)
  Commonwealth Bank of Australia                                               1,376,094        38,441,344                1.1%
  National Australia Bank, Ltd.                                                1,823,878        43,291,233                1.3%
  Other Securities                                                                             112,489,086                3.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCK
  (Cost $133,957,352)                                                                          194,221,663                5.6%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Australian Dollar
  (Cost $3,701,213)                                                                              3,698,009                0.1%
                                                                                           ---------------    ---------------
TOTAL -- AUSTRALIA
  (Cost $137,658,565)                                                                          197,919,672                5.7%
                                                                                           ---------------    ---------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  Aegon NV                                                                     2,897,384        37,096,508                1.1%
  ING Groep NV                                                                 2,065,009        57,137,284                1.7%
  Koninklijke KPN NV                                                           2,458,914        19,554,154                0.6%
  Koninklijke Philips Electronics NV                                           1,412,706        36,135,774                1.0%
  Other Securities                                                                              41,643,711                1.1%
                                                                                           ---------------    ---------------
TOTAL -- NETHERLANDS
  (Cost $157,028,179)                                                                          191,567,431                5.5%
                                                                                           ---------------    ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
  Cheung Kong Holdings, Ltd.                                                   2,727,000        24,802,772                0.7%
  Hutchison Whampoa, Ltd.                                                      3,751,000        32,550,877                0.9%
  Other Securities                                                                              68,974,671                2.0%
                                                                                           ---------------    ---------------
TOTAL -- HONG KONG
  (Cost $112,259,789)                                                                          126,328,320                3.6%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Nordic Baltic Holdings AB                                                    2,603,100   $    23,777,113                0.7%
  Volvo AB Series B                                                              443,400        18,127,730                0.5%
  Other Securities                                                                              74,830,983                2.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $88,187,543)                                                                           116,735,826                3.4%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                      343,518                0.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swedish Krona
    (Cost $14,635)                                                                                  14,372                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SWEDEN
  (Cost $88,202,178)                                                                           117,093,716                3.4%
                                                                                           ---------------    ---------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
# Endesa SA, Madrid                                                            1,136,646        24,738,040                0.7%
  Repsol SA                                                                    1,289,224        32,239,985                0.9%
  Other Securities                                                                              56,896,092                1.7%
                                                                                           ---------------    ---------------
TOTAL -- SPAIN
  (Cost $70,367,226)                                                                           113,874,117                3.3%
                                                                                           ---------------    ---------------
ITALY -- (2.3%)
COMMON STOCKS -- (2.3%)
  Capitalia SpA                                                                2,992,113        15,632,746                0.5%
  Other Securities                                                                              82,935,794                2.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $85,190,508)                                                                            98,568,540                2.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       12,086                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ITALY
  (Cost $85,190,508)                                                                            98,580,626                2.8%
                                                                                           ---------------    ---------------
IRELAND -- (1.8%)
COMMON STOCKS -- (1.8%)
  Bank of Ireland P.L.C.                                                       1,181,012        17,929,477                0.5%
  CRH P.L.C.                                                                   1,243,314        31,389,925                0.9%
  Other Securities                                                                              29,584,165                0.9%
                                                                                           ---------------    ---------------
TOTAL -- IRELAND
  (Cost $73,640,064)                                                                            78,903,567                2.3%
                                                                                           ---------------    ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
  Upm-Kymmene Oyj                                                                865,900        16,741,637                0.5%
  Other Securities                                                                              37,734,076                1.1%
                                                                                           ---------------    ---------------
TOTAL -- FINLAND
  (Cost $47,739,726)                                                                            54,475,713                1.6%
                                                                                           ---------------    ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                         $    54,236,557               1.6%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $39,649,089)                                                                            54,236,557               1.6%
                                                                                           ---------------   ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Tele Danmark A.S.                                                              380,150        16,760,739               0.5%
  Other Securities                                                                              34,935,973               1.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
  (Cost $36,729,428)                                                                            51,696,712               1.5%
                                                                                           ---------------   ---------------
NORWAY-- (1.0%)
COMMON STOCKS -- (1.0%)
# Norsk Hydro ASA                                                                287,800        23,325,408               0.7%
  Other Securities                                                                              20,218,113               0.5%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
  (Cost $36,542,042)                                                                            43,543,521               1.2%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                              30,679,923               0.9%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $26,577,243)                                                                            30,679,923               0.9%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                              16,010,272               0.5%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $14,634,454)                                                                            16,010,272               0.5%
                                                                                           ---------------   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              13,561,096               0.4%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
  (Cost $9,708,569)                                                                             13,561,096               0.4%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              12,406,841               0.4%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $8,010,878)                                                                             12,406,841               0.4%
                                                                                           ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
* Euro Currency                                                                                  8,495,382               0.2%
                                                                                           ---------------   ---------------
TOTAL -- EMU
  (Cost $8,683,335)                                                                              8,495,382               0.2%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                                               6,076,634               0.2%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $5,397,217)                                                                              6,076,634               0.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         $             0               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $1,085,853)                                                                                      0               0.0%
                                                                                           ---------------   ---------------

                                                                               FACE
                                                                              AMOUNT
                                                                              ------
                                                                               (000)
TEMPORARY CASH INVESTMENTS -- (20.6%)
^ Repurchase Agreement, Deutsche Bank Securities, Merrill
    Lynch & Mizuho Securities USA 2.96%, 3.07%, and 2.98%,
    respectively, 06/01/05 (Collateralized by $1,247,813,560
    U.S. TIPS 1.875%, 07/15/13 and 3.375%, 01/15/07; U.S. STRIPS,
    rates ranging from 0% to 10.75%, maturities ranging from
    08/15/05 to 02/15/31; GNMA's, rates ranging from 3.75%
    to 5.75%, maturities ranging from 01/20/34 to 05/20/35;
    AID-Israel, rates ranging from 0% to 5.50%, maturities ranging from 11/01/13 to 09/18/23; & U.S. Treasury Notes, rates ranging from 1.125% to 4.75%, maturities ranging from 06/30/05
    to 02/15/15, valued at $915,552,116) to be repurchased
    at $897,667,509 (Cost $897,592,866)                                  $       897,593       897,592,866              25.8%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,763,255,811)                                                                    $ 4,364,903,149             125.6%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                             THE U.S. LARGE          THE DFA
                                                                                CAP VALUE         INTERNATIONAL
                                                                                 SERIES           VALUE SERIES
                                                                             ---------------     ---------------
ASSETS:
Investments at Value (including $153,810 and $845,639 of securities
 on loan, respectively)+                                                     $     4,963,825     $     4,364,903
Cash                                                                                       1                  --
Receivables:
   Investment Securities Sold                                                          1,427                 122
   Dividends, Interest, and Tax Reclaims                                               6,334              11,301
   Securities Lending Income                                                             260               1,018
   Fund Shares Sold                                                                    6,047               6,763
Prepaid Expenses and Other Assets                                                         20                  17
                                                                             ---------------     ---------------
    Total Assets                                                                   4,977,914           4,384,124
                                                                             ---------------     ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                  159,527             897,593
   Investment Securities Purchased                                                    29,501               9,084
   Fund Shares Redeemed                                                                  109                 323
   Due to Advisor                                                                        387                 575
   Loan Payable                                                                           --                 241
Accrued Expenses and Other Liabilities                                                   259                 247
                                                                             ---------------     ---------------
    Total Liabilities                                                                189,783             908,063
                                                                             ---------------     ---------------
NET ASSETS                                                                   $     4,788,131     $     3,476,061
                                                                             ===============     ===============
SHARES OUTSTANDING $0.01 PAR VALUE
 (Unlimited Number of Shares Authorized)                                         247,661,374         221,948,580
                                                                             ===============     ===============
NET ASSET VALUE , OFFERING AND REDEMPTION PRICE PER SHARE                    $         19.33     $         15.66
                                                                             ===============     ===============
Investments at Cost                                                          $     3,977,265     $     3,763,256
                                                                             ===============     ===============

----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                             THE U.S. LARGE           THE DFA
                                                                               CAP VALUE           INTERNATIONAL
                                                                                SERIES             VALUE SERIES
                                                                             --------------        -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $6,624, respectively)   $     30,069         $     59,004
   Interest                                                                            644                  243
   Income from Securities Lending                                                      501                2,820
                                                                              ------------         ------------
        Total Investment Income                                                     31,214               62,067
                                                                              ------------         ------------
EXPENSES
   Investment Advisory Services                                                      2,171                3,260
   Accounting & Transfer Agent Fees                                                    610                  655
   Custodian Fees                                                                      206                  381
   Legal Fees                                                                            8                    8
   Audit Fees                                                                           18                   12
   Shareholders' Reports                                                                20                   14
   Trustees' Fees and Expenses                                                          16                   10
   Other                                                                                30                   42
                                                                              ------------         ------------
        Total Expenses                                                               3,079                4,382
                                                                              ------------         ------------
   NET INVESTMENT INCOME (LOSS)                                                     28,135               57,685
                                                                              ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                           33,983               62,333
   Net Realized Gain (Loss) on Foreign Currency Transactions                            --                  (82)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                    146,995              (67,392)
     Translation of Foreign Currency Denominated Amounts                                --                 (654)
                                                                              ------------         ------------
   NET GAIN (LOSS)                                                                 180,978               (5,795)
                                                                              ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $    209,113         $     51,890
                                                                              ============         ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           THE U.S. LARGE CAP                  THE DFA INTERNATIONAL
                                                               VALUE SERIES                         VALUE SERIES
                                                     --------------------------------      --------------------------------
                                                       SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                          ENDED              ENDED              ENDED              ENDED
                                                         MAY 31,           NOV. 30,            MAY 31,           NOV. 30,
                                                          2005               2004               2005               2004
                                                     -------------      -------------      -------------      -------------
                                                      (UNAUDITED)                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $      28,135      $      45,093      $      57,685      $      49,525
   Net Realized Gain (Loss) on
     Investment Securities Sold                             33,983             84,609             62,333            115,062
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                              --                 --                (82)              (332)
   Change in Unrealized Appreciation
    (Depreciation) of:
     Investment Securities and
      Foreign Currency                                     146,995            496,658            (67,392)           436,284
     Translation of Foreign Currency
      Denominated Amounts                                       --                 --               (654)               162
                                                     -------------      -------------      -------------      -------------
   Net Increase (Decrease) in Net
    Assets Resulting from
    Operations                                             209,113            626,360             51,890            600,701
                                                     -------------      -------------      -------------      -------------
   Distributions From:
   Net Investment Income                                   (26,329)           (33,641)           (26,491)           (44,310)
   Net Short-Term Gains                                         --                 --             (2,493)                --
   Net Long-Term Gains                                      (3,972)                --           (104,987)                --
                                                     -------------      -------------      -------------      -------------
     Total Distributions                                   (30,301)           (33,641)          (133,971)           (44,310)
                                                     -------------      -------------      -------------      -------------
Capital Share Transactions (1):
   Shares Issued                                           677,006            857,913            664,859            728,312
   Shares Issued in Lieu of Cash
    Distributions                                           28,649             32,697            131,569             42,852
   Shares Redeemed                                         (16,249)           (74,078)           (42,329)          (128,290)
                                                     -------------      -------------      -------------      -------------
   Net Increase (Decrease) from
    Capital Share Transactions                             689,406            816,532            754,099            642,874
                                                     -------------      -------------      -------------      -------------
        Total Increase (Decrease)                          868,218          1,409,251            672,018          1,199,265

   NET ASSETS
   Beginning of Period                                   3,919,913          2,510,662          2,804,043          1,604,778
                                                     -------------      -------------      -------------      -------------
   End of Period                                     $   4,788,131      $   3,919,913      $   3,476,061      $   2,804,043
                                                     =============      =============      =============      =============
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                          35,683             50,791             41,322             51,724
     Shares Issued in Lieu of Cash
      Distributions                                          1,509              1,939              8,398              3,072
     Shares Redeemed                                          (857)            (4,363)            (2,638)            (9,358)
                                                     -------------      -------------      -------------      -------------
                                                            36,335             48,367             47,082             45,438
                                                     =============      =============      =============      =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS          YEAR            YEAR            YEAR            YEAR            YEAR
                                         ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2005             2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
 Period                               $     18.55      $     15.41     $     13.01     $     14.44     $     14.71     $     17.79
                                      -----------      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.12             0.23            0.21            0.20            0.25            0.33
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                0.80             3.09            2.41           (1.43)           1.25            0.04
                                      -----------      -----------     -----------     -----------     -----------     -----------
     Total from Investment
      Operations                             0.92             3.32            2.62           (1.23)           1.50            0.37
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.12)           (0.18)          (0.22)          (0.20)          (0.27)          (0.32)
   Net Realized Gains                       (0.02)              --              --              --           (1.50)          (3.13)
                                      -----------      -----------     -----------     -----------     -----------     -----------
     Total Distributions                    (0.14)           (0.18)          (0.22)          (0.20)          (1.77)          (3.45)
                                      -----------      -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period        $     19.33      $     18.55     $     15.41     $     13.01     $     14.44     $     14.71
==================================================================================================================================
Total Return                                 4.97%#          21.68%          20.34%          (8.64)%         10.97%           3.06%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                          $ 4,788,131      $ 3,919,913     $ 2,510,662     $ 1,737,809     $ 1,637,083     $ 1,735,343
Ratio of Expenses to Average Net
 Assets                                      0.14%*           0.15%           0.15%           0.15%           0.15%           0.16%
Ratio of Net Investment Income to
 Average Net Assets                          1.30%*           1.41%           1.62%           1.49%           1.66%           2.20%
Portfolio Turnover Rate                         3%#              7%              7%              9%              6%             26%
----------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS          YEAR            YEAR            YEAR            YEAR            YEAR
                                         ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2005             2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
 Period                               $     16.04      $     12.40     $      9.33     $     10.15     $     12.07     $     13.18
                                      -----------      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.27             0.33            0.27            0.24            0.27            0.27
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                0.10             3.61            3.06           (0.78)          (1.49)          (0.31)
                                      -----------      -----------     -----------     -----------     -----------     -----------
     Total from Investment
      Operations                             0.37             3.94            3.33           (0.54)          (1.22)          (0.04)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.15)           (0.30)          (0.25)          (0.25)          (0.27)          (0.26)
   Net Realized Gains                       (0.60)              --           (0.01)          (0.03)          (0.43)          (0.81)
                                      -----------      -----------     -----------     -----------     -----------     -----------
     Total Distributions                    (0.75)           (0.30)          (0.26)          (0.28)          (0.70)          (1.07)
                                      -----------      -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period        $     15.66      $     16.04     $     12.40     $      9.33     $     10.15     $     12.07
==================================================================================================================================
Total Return                                 2.31%#          32.15%          36.24%          (5.53)%        (10.75)%         (0.51)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                          $ 3,476,061      $ 2,804,043     $ 1,604,778     $ 1,125,467     $ 1,208,100     $ 1,553,481
Ratio of Expenses to Average Net
 Assets                                      0.27%*           0.28%           0.30%           0.30%           0.29%           0.29%
Ratio of Net Investment Income to
 Average Net Assets                          3.55%*           2.35%           2.61%           2.36%           2.32%           2.13%
Portfolio Turnover Rate                         5%#             15%             14%             18%              6%              9%
----------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which two (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The DFA International Value Series (the "Fund") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE.) For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources.

Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

            The U.S. Large Cap Value Series                       $  67,547
            The DFA International Value Series                       50,660

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                   PURCHASES        SALES
                                                                   ---------      ---------
The U.S. Large Cap Value Series                                    $ 765,051      $ 122,559
The DFA International Value Series                                   843,507        165,589

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

F. FEDERAL INCOME TAXES:

     Each Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                    ORDINARY
                                                     INCOME
                                                 AND SHORT-TERM      LONG-TERM
                                                 CAPITAL GAINS     CAPITAL GAINS     TOTAL
                                                 --------------    -------------    --------
The U.S. Large Cap Value Series
2004                                                $ 33,641               --       $ 33,641
2003                                                  31,464               --         31,464
The DFA International Value Series
2004                                                  44,310               --         44,310
2003                                                  30,082          $ 1,177         31,259

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                               TOTAL NET
                                                                                             DISTRIBUTABLE
                                                      UNDISTRIBUTED        UNDISTRIBUTED        EARNINGS
                                                      NET INVESTMENT         LONG-TERM        (ACCUMULATED
                                                          INCOME           CAPITAL GAINS          LOSS)
                                                      --------------       -------------      ------------
The U.S. Large Cap Value Series                         $  13,203           $    3,947         $   17,150
The DFA International Value Series                         22,727              104,819            127,546

     Certain of The DFA International Value Series investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, The DFA International Value Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, of $10,083,171 and $12,003,955, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amount in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                    FEDERAL          UNREALIZED      UNREALIZED      APPRECIATION/
                                                    TAX COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                   -----------      ------------    ------------    --------------
The U.S. Large Cap Value Series                    $ 3,977,265      $ 1,216,187     $ (229,627)        $ 986,560
The DFA International Value Series                   3,763,356          692,851        (91,304)          601,547

G. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                                      APPRECIATION
                                          ACCUMULATED    ACCUMULATED    UNREALIZED   (DEPRECIATION)  ACCUMULATED
                                         NET INVESTMENT  NET REALIZED  NET REALIZED  OF INVESTMENT   NET FOREIGN
                                         INCOME (LOSS)   GAIN (LOSS)     FOREIGN     SECURITIES AND    EXCHANGE
                              PAID-IN    OF INVESTMENT  OF INVESTMENT    EXCHANGE       FOREIGN          GAIN       TOTAL NET
                              CAPITAL      SECURITIES     SECURITIES    GAIN (LOSS)    CURRENCY         (LOSS)       ASSETS
                            -----------  -------------- -------------  ------------  --------------  -----------   -----------
The U.S. Large Cap
 Value Series               $ 3,752,794     $ 14,963       $ 33,814          --        $ 986,560            --     $ 4,788,131
The DFA International
 Value Series                 2,771,495       49,058         54,235       $ (82)         601,647        $ (292)      3,476,061

H. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

I. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. Borrowings under the discretionary line of credit by the Series during the six months ended May 31, 2005 were as follows:

                                                     WEIGHTED       WEIGHTED       NUMBER OF   INTEREST     MAXIMUM AMOUNT
                                                      AVERAGE        AVERAGE         DAYS       EXPENSE     BORROWED DURING
                                                   INTEREST RATE  LOAN BALANCE    OUTSTANDING  INCURRED       THE PERIOD
                                                   -------------  ------------    -----------  --------     ---------------
The DFA International Value Series                     3.76%       $  241,250          1         $  25        $  241,250

     At May 31, 2005, The DFA International Value Series had an outstanding borrowing under the line of credit of $241,250 plus accrued interest. There were no other outstanding borrowings under the line of credit at May 31, 2005.

     The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each series is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings under the line of credit by the Series during the six months ended May 31, 2005.

J. SECURITIES LENDING:

     As of May 31, 2005, the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Series paid fees for securities lending for the six month period ended May 31, 2005, which have been netted against the Income for Securities Lending on the Statements of Operations. These fees are presented below (amounts in thousands):

           The U.S. Large Cap Value Series                         $   126
           The DFA International Value Series                        1,219

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

     Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreements.

     At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

     When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of each Fund, the Board analyzed the Lipper reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of The U.S. Large Cap Value Series and The DFA International Value Series compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

                        Dimensional Investment Group Inc.


                             Global Equity Portfolio

                             Global 60/40 Portfolio

                             Global 25/75 Portfolio


                                 Class R Shares

                           Institutional Class Shares


                               Semi-Annual Report


                          Six Months Ended May 31, 2005
                                   (Unaudited)

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                          PAGE
                                                                                         ------
DIMENSIONAL INVESTMENT GROUP INC.
      Disclosure of Fund Expenses                                                             1
      Disclosure of Portfolio Holdings                                                        3
      Schedules of Investments
         Global Equity Portfolio                                                              4
         Global 60/40 Portfolio                                                               6
         Global 25/75 Portfolio                                                               8
      Statements of Assets and Liabilities                                                    9
      Statements of Operations                                                               10
      Statements of Changes in Net Assets                                                    11
      Financial Highlights                                                                   12
      Notes to Financial Statements                                                          14

THE DFA INVESTMENT TRUST COMPANY
      Disclosure of Fund Expenses                                                            21
      Disclosure of Portfolio Holdings                                                       23
      Schedules of Investments
         The U.S. Large Company Series                                                       27
         The U.S. Large Cap Value Series                                                     30
         The U.S. Small Cap Series                                                           33
         The DFA International Value Series                                                  36
         The Japanese Small Company Series                                                   41
         The Pacific Rim Small Company Series                                                44
         The United Kingdom Small Company Series                                             47
         The Continental Small Company Series                                                50
         The Emerging Markets Series                                                         55
         The Emerging Markets Small Cap Series                                               59
         The DFA Two-Year Global Fixed Income Series                                         63
      Statements of Assets and Liabilities                                                   65
      Statements of Operations                                                               67
      Statements of Changes in Net Assets                                                    70
      Financial Highlights                                                                   73
      Notes to Financial Statements                                                          79

DFA INVESTMENT DIMENSIONS GROUP INC.
      Disclosure of Fund Expenses                                                            87
      Disclosure of Portfolio Holdings                                                       88
      Schedules of Investments
         DFA Real Estate Securities Portfolio                                                90
         Large Cap International Portfolio                                                   92
         DFA Five-Year Global Fixed Income Portfolio                                         98
      Statements of Assets and Liabilities                                                  100
      Statements of Operations                                                              101
      Statements of Changes in Net Assets                                                   102
      Financial Highlights                                                                  103
      Notes to Financial Statements                                                         105

                                                                                          PAGE
                                                                                         ------
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
      Disclosure of Fund Expenses                                                           111
      Disclosure of Portfolio Holdings                                                      112
      Schedule of Investments                                                               113
      Statement of Assets and Liabilities                                                   118
      Statement of Operations                                                               119
      Statements of Changes in Net Assets                                                   120
      Financial Highlights                                                                  121
      Notes to Financial Statements                                                         122

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                 126

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                           BEGINNING     ENDING                 EXPENSES
                                                            ACCOUNT      ACCOUNT   ANNUALIZED     PAID
                                                             VALUE        VALUE      EXPENSE     DURING
                                                           12/01/04     05/31/05      RATIO      PERIOD*
                                                          ----------   ----------  ----------   --------
GLOBAL EQUITY PORTFOLIO
Actual Fund Return
   Class R Shares                                         $ 1,000.00   $ 1,027.30        0.73%  $   3.69
   Institutional Class Shares                             $ 1,000.00   $ 1,028.20        0.48%  $   2.43
Hypothetical 5% Annual Return
   Class R Shares                                         $ 1,000.00   $ 1,021.36        0.73%  $   3.68
   Institutional Class Shares                             $ 1,000.00   $ 1,022.61        0.48%  $   2.42

                                                           BEGINNING     ENDING                 EXPENSES
                                                            ACCOUNT      ACCOUNT   ANNUALIZED     PAID
                                                             VALUE        VALUE      EXPENSE     DURING
                                                           12/01/04     05/31/05      RATIO      PERIOD*
                                                          ----------   ----------  ----------   --------
GLOBAL 60/40 PORTFOLIO
Actual Fund Return
   Class R Shares                                         $ 1,000.00   $ 1,023.10        0.71%  $   3.58
   Institutional Class Shares                             $ 1,000.00   $ 1,023.50        0.46%  $   2.32
Hypothetical 5% Annual Return
   Class R Shares                                         $ 1,000.00   $ 1,021.46        0.71%  $   3.58
   Institutional Class Shares                             $ 1,000.00   $ 1,022.71        0.46%  $   2.32

GLOBAL 25/75 PORTFOLIO
Actual Fund Return
   Class R Shares                                         $ 1,000.00   $ 1,017.30        0.85%  $   4.28
   Institutional Class Shares                             $ 1,000.00   $ 1,017.80        0.60%  $   3.02
Hypothetical 5% Annual Return
   Class R Shares                                         $ 1,000.00   $ 1,020.76        0.85%  $   4.28
   Institutional Class Shares                             $ 1,000.00   $ 1,022.01        0.60%  $   3.02

----------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

GLOBAL EQUITY PORTFOLIO
Investment Companies                                                      100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====
GLOBAL 60/40 PORTFOLIO
Investment Companies                                                      100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====
GLOBAL 25/75 PORTFOLIO
Investment Companies                                                      100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                             SCHEDULE OF INVESTMENTS

                             GLOBAL EQUITY PORTFOLIO

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                       VALUE+
                                                                                                       ------
Investment Companies -- (99.6%):

Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company (24.9%)
      (4,169,425 Shares, Cost $74,002,521)                                                        $    80,594,985
Investment in The U.S. Large Company Series of
   The DFA Investment Trust Company (24.9%)
      (Cost $76,709,458)                                                                               80,369,171
Investment in The U.S. Small Cap Series of
   The DFA Investment Trust Company (18.0%)
      (3,871,513 Shares, Cost $57,444,560)                                                             58,227,556
Investment in The DFA International Value Series of
   The DFA Investment Trust Company (9.9%)
      (2,038,802 Shares, Cost $30,320,688)                                                             31,927,639
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc. (5.0%)
      (918,488 Shares, Cost $15,247,964)                                                               15,954,137
Investment in The Continental Small Company Series of
   The DFA Investment Trust Company (3.9%)
      (Cost $11,083,218)                                                                               12,724,320
Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company (2.7%)
      (Cost $8,132,501)                                                                                 8,819,922
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc. (2.0%)
      (279,264 Shares, Cost $5,763,856)                                                                 6,504,059
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company (2.0%)
      (Cost $6,038,819)                                                                                 6,450,064
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company (2.0%)
      (Cost $5,553,697)                                                                                 6,444,875
Investment in Dimensional Emerging Markets Value Fund Inc. (2.0%)
      (223,268 Shares, Cost $5,566,240)                                                                 6,414,490
Investment in The Pacific Rim Small Company Series of
   The DFA Investment Trust Company (1.3%)
      (Cost $4,050,200)                                                                                 4,170,812
Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company (1.0%)
      (Cost $2,864,378)                                                                                 3,213,627
                                                                                                  ---------------

Total Investment Companies
      (Cost $302,778,100)                                                                             321,815,657
                                                                                                  ===============

                                                                                     FACE
                                                                                    AMOUNT
                                                                                     (000)            VALUE+
                                                                                    ------            ------
Temporary Cash Investments (0.4%):

   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $1,494,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,495,868) to be repurchased at $1,473,118
   (Cost $1,473,000)                                                            $         1,473   $     1,473,000
                                                                                                  ---------------
      Total Investments (100%) (Cost $304,251,100)                                                $   323,288,657
                                                                                                  ===============

----------
+See Note B to Financial Statements

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                             SCHEDULE OF INVESTMENTS

                             GLOBAL 60/40 PORTFOLIO

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                       VALUE+
                                                                                                       ------
Investment Companies -- (99.9%):

Investment in DFA Five-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc. (20.0%)
      (3,461,878 Shares, Cost $36,370,184)                                                        $    36,834,382
Investment in The DFA Two-Year Global Fixed Income Series of
   The DFA Investment Trust Company (20.0%)
      (3,680,196 Shares, Cost $36,766,844)                                                             36,801,960
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company (15.0%)
      (1,422,763 Shares, Cost $25,318,923)                                                             27,502,009
Investment in The U.S. Large Company Series of
   The DFA Investment Trust Company (14.9%)
      (Cost $26,187,973)                                                                               27,401,197
Investment in The U.S. Small Cap Series of
   The DFA Investment Trust Company (10.9%)
      (1,328,012 Shares, Cost $19,602,431)                                                             19,973,300
Investment in The DFA International Value Series of
   The DFA Investment Trust Company (5.9%)
      (697,350 Shares, Cost $10,427,181)                                                               10,920,501
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc. (3.0%)
      (313,570 Shares, Cost $5,223,990)                                                                 5,446,711
Investment in The Continental Small Company Series of
   The DFA Investment Trust Company (2.4%)
      (Cost $3,825,235)                                                                                 4,345,892
Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company (1.6%)
      (Cost $2,784,997)                                                                                 3,001,916
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc. (1.2%)
      (95,241 Shares, Cost $1,975,473)                                                                  2,218,163
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company (1.2%)
      (Cost $1,928,703)                                                                                 2,212,049
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company (1.2%)
      (Cost $2,076,902)                                                                                 2,204,617
Investment in Dimensional Emerging Markets Value Fund Inc. (1.2%)
      (76,632 Shares, Cost $1,933,902)                                                                  2,201,637
Investment in The Pacific Rim Small Company Series of
   The DFA Investment Trust Company (0.8%)
      (Cost $1,386,170)                                                                                 1,422,080
Investment in The Emerging Markets Small Cap Series of
   DFA Investment Trust Company (0.6%)
      (Cost $988,951)                                                                                   1,100,372
                                                                                                  ---------------

Total Investment Companies
      (Cost $176,797,859)                                                                             183,586,786
                                                                                                  ===============

                                                                                     FACE
                                                                                    AMOUNT
                                                                                     (000)            VALUE+
                                                                                    ------            ------
Temporary Cash Investments (0.1%):

   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $241,000 FHLMC Notes 4.00%, 09/22/09, valued at $241,301) to be repurchased at $237,019
   (Cost $237,000)                                                              $           237   $       237,000
                                                                                                  ---------------
      Total Investments (100%) (Cost $177,034,859)                                                $   183,823,786
                                                                                                  ===============

----------
+See Note B to Financial Statements

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                             SCHEDULE OF INVESTMENTS

                             GLOBAL 25/75 PORTFOLIO

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                       VALUE+
                                                                                                       ------
Investment in DFA Five-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc. (37.6%)
      (1,417,872 Shares, Cost $14,872,602)                                                        $    15,086,158
Investment in The DFA Two-Year Global Fixed Income Series of
   The DFA Investment Trust Company (37.6%)
      (1,506,549 Shares, Cost $15,060,426)                                                             15,065,490
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company (6.2%)
      (129,462 Shares, Cost $2,230,634)                                                                 2,502,500
Investment in The U.S. Large Company Series of
   The DFA Investment Trust Company (6.2%)
      (Cost $2,339,212)                                                                                 2,495,342
Investment in The U.S. Small Cap Series of
   The DFA Investment Trust Company (4.5%)
      (120,119 Shares, Cost $1,737,304)                                                                 1,806,590
Investment in The DFA International Value Series of
   The DFA Investment Trust Company (2.5%)
      (63,344 Shares, Cost $914,685)                                                                      991,967
Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc. (1.2%)
      (28,573 Shares, Cost $461,724)                                                                      496,313
Investment in The Continental Small Company Series of
   The DFA Investment Trust Company (1.0%)
      (Cost $325,587)                                                                                     396,029
Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company (0.7%)
      (Cost $238,978)                                                                                     268,344
Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc. (0.5%)
      (8,689 Shares, Cost $174,623)                                                                       202,367
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company (0.5%)
      (Cost $182,150)                                                                                     201,404
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company (0.5%)
      (Cost $163,397)                                                                                     201,007
Investment in Dimensional Emerging Markets Value Fund Inc. (0.5%)
      (6,970 Shares, Cost $165,831)                                                                       200,248
Investment in The Pacific Rim Small Company Series of
   The DFA Investment Trust Company (0.3%)
      (Cost $121,986)                                                                                     130,657
Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company (0.2%)
      (Cost $84,028)                                                                                       99,939
                                                                                                  ---------------
      Total Investments (100%) (Cost $39,073,167)                                                 $    40,144,355
                                                                                                  ===============

----------
+See Note B to Financial Statements

                        DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                          GLOBAL         GLOBAL        GLOBAL
                                                                                          EQUITY          60/40         25/75
                                                                                         PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                                        ----------     ----------    ----------
ASSETS:
Investments at Value                                                                    $  323,289     $  183,824    $   40,144
Cash                                                                                             1             --            --
Receivables:
   From Advisor                                                                                 --             --             2
   Investment Securities Sold                                                                   --             --           240
   Fund Shares Sold                                                                          4,431          2,777           204
Prepaid Expenses and Other Assets                                                               20             19            21
                                                                                        ----------     ----------    ----------
    Total Assets                                                                           327,741        186,620        40,611
                                                                                        ----------     ----------    ----------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                           1,399            162            --
   Fund Shares Redeemed                                                                         36             33           101
   Due to Advisor                                                                               68             28            --
   Loan Payable                                                                                 --             --           120
Accrued Expenses and Other Liabilities                                                          18             12             8
                                                                                        ----------     ----------    ----------
    Total Liabilities                                                                        1,521            235           229
                                                                                        ----------     ----------    ----------
NET ASSETS                                                                              $  326,220     $  186,385    $   40,382
                                                                                        ==========     ==========    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:

Class R - based on net assets of $14,599, $1,631, and $45
and 1,240,231, 148,464, and 4,298 shares outstanding, respectively (Authorized
100,000,000 Shares)                                                                     $    11.77     $    10.99    $    10.43
                                                                                        ==========     ==========    ==========
Institutional Class - based on net assets of $311,621, $184,754, and $40,337 and
26,425,544, 16,791,676 and 3,860,258 shares outstanding, respectively
(Authorized 100,000,000 Shares)                                                         $    11.79     $    11.00    $    10.45
                                                                                        ==========     ==========    ==========
Investments at Cost                                                                     $  304,251     $  177,035    $   39,073
                                                                                        ==========     ==========    ==========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                                          GLOBAL         GLOBAL        GLOBAL
                                                                                          EQUITY          60/40         25/75
                                                                                         PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                                        ----------     ----------    ----------
INVESTMENT INCOME
   Income Distributions Received From Master Funds                                      $      996     $      767    $      264
   Dividends (Net of Foreign Taxes Withheld of $48, $16 and $2, respectively)                1,085            369            38
   Interest                                                                                     34             16             3
   Income from Securities Lending                                                               36             12             1
   Expenses Allocated from Master Funds                                                        (61)           (21)           (2)
                                                                                        ----------     ----------    ----------
       Total Investment Income                                                               2,090          1,143           304
                                                                                        ----------     ----------    ----------
EXPENSES
   Administrative Services                                                                     388            184            37
   Accounting & Transfer Agent Fees                                                             40             40            40
   Shareholder Servicing Fees - Class R                                                         19              2            --
   Legal Fees                                                                                    1              1            --
   Audit Fees                                                                                    1              1             1
   Shareholders' Reports                                                                        33             15             5
   Directors' Fees and Expenses                                                                  1             --            --
   Other                                                                                        13             12             7
                                                                                        ----------     ----------    ----------
       Total Expenses                                                                          496            255            90
                                                                                        ----------     ----------    ----------
   Fees Waived, Expenses Reimbursed and/or Previously
     Waived Fees Recovered by Advisor (Note C)                                                 (54)           (48)          (16)
                                                                                        ----------     ----------    ----------
       Net Expenses                                                                            442            207            74
                                                                                        ----------     ----------    ----------
   NET INVESTMENT INCOME (LOSS)                                                              1,648            936           230
                                                                                        ----------     ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received From Master Funds                                     2,738            889           117
   Net Realized Gain (Loss) on Investment Securities Sold                                     (135)          (150)          (57)
   Net Realized Gain (Loss) on Futures                                                         (41)           (15)           (1)
   Net Realized Gain (Loss) on Foreign Currency Transactions                                    (8)            (3)           --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                              1,613          1,376           328
     Translation of Foreign Currency Denominated Amounts                                        (3)            (1)           --
     Futures                                                                                   (17)            (3)           (1)
   Deferred Thailand Capital Gains Tax                                                           2              1            --
                                                                                        ----------     ----------    ----------
NET GAIN (LOSS)                                                                              4,149          2,094           386
                                                                                        ----------     ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $    5,797     $    3,030    $      616
                                                                                        ==========     ==========    ==========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                      GLOBAL                        GLOBAL                       GLOBAL
                                                      EQUITY                         60/40                        25/75
                                                     PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                            ----------------------------  ---------------------------- -----------------------------
                                            SIX MONTHS  DEC. 24, 2003(1)  SIX MONTHS  DEC. 24, 2003(1)  SIX MONTHS  DEC. 24, 2003(1)
                                               ENDED          TO             ENDED          TO            ENDED            TO
                                              MAY 31,      NOV. 30,         MAY 31,      NOV. 30,        MAY 31,        NOV. 30,
                                               2005          2004            2005          2004            2005           2004
                                            ----------- ----------------  ----------- ---------------- ------------ ----------------
                                            (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)             $    1,648     $      907     $      936     $      486      $     230    $        125
   Capital Gain Distributions Received
     From Master Funds                           2,738             --            889             --            117              --
   Net Realized Gain (Loss) on
     Investment Securities Sold                   (135)          (876)          (150)          (195)           (57)            (30)
   Net Realized Gain (Loss) on Futures             (41)          (388)           (15)          (106)            (1)            (14)
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                          (8)            (6)            (3)            (2)            --              --
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities, Futures and
       Foreign Currency                          1,613         17,413          1,376          5,406            328             742
     Translation of Foreign Currency
       Denominated Amounts                          (3)             3             (1)             1             --              --
     Futures                                       (17)            29             (3)            10             (1)              2
   Deferred Thailand Capital Gains Tax               2             (1)             1             (1)            --              --
                                            ----------     ----------     ----------     ----------      ---------    ------------
   Net Increase (Decrease) in Net
     Assets Resulting from Operations            5,797         17,081          3,030          5,599            616             825
                                            ----------     ----------     ----------     ----------      ---------    ------------
Distributions to Shareholders From:
   Net Investment Income:
     Institutional Class                        (1,332)          (661)          (852)          (456)          (239)           (187)
     Class R                                       (85)           (92)           (13)           (17)            --              --
                                            ----------     ----------     ----------     ----------      ---------    ------------
     Total Distributions From Net
       Investment Income                        (1,417)          (753)          (865)          (473)          (239)           (187)
                                            ----------     ----------     ----------     ----------      ---------    ------------
   Net Realized Gains:
     Institutional Class                          (299)            --           (103)            --            (14)             --
     Class R                                       (23)            --             (2)            --             --              --
                                            ----------     ----------     ----------     ----------      ---------     -----------
     Total Distributions From Net
       Realized Gains                             (322)            --           (105)            --            (14)             --
                                            ----------     ----------     ----------     ----------      ---------     -----------
       Total Distributions to Shareholders      (1,739)          (753)          (970)          (473)          (253)           (187)
                                            ----------     ----------     ----------     ----------      ---------     -----------
Capital Share Transactions:
   Shares Issued                               147,205        193,217         99,637        103,282         15,109          32,700
   Shares Issued in Lieu of Cash
     Distributions                               1,738            753            965            473            253             186
   Shares Redeemed                             (20,544)       (16,535)       (20,530)        (4,628)        (6,616)         (2,251)
                                            ----------     ----------     ----------     ----------      ---------     -----------
   Net Increase (Decrease) From
     Capital Share Transactions                128,399        177,435         80,072         99,127          8,746          30,635
                                            ----------     ----------     ----------     ----------      ---------     -----------
       Total Increase (Decrease)               132,457        193,763         82,132        104,253          9,109          31,273
NET ASSETS
   Beginning of Period                         193,763             --        104,253             --         31,273              --
                                            ----------     ----------     ----------     ----------      ---------     -----------
   End of Period                            $  326,220     $  193,763     $  186,385     $  104,253      $  40,382    $     31,273
                                            ==========     ==========     ==========     ==========      =========     ===========

----------
(1)  The Portfolios commenced operations on December 24, 2003.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                           INSTITUTIONAL CLASS SHARES

                                                                           GLOBAL EQUITY PORTFOLIO
                                                                         -----------------------------
                                                                         SIX MONTHS   DEC. 24, 2003(1)
                                                                            ENDED            TO
                                                                           MAY 31,      NOVEMBER 30,
                                                                            2005            2004
------------------------------------------------------------------------------------------------------
                                                                         (UNAUDITED)
Net Asset Value, Beginning of Period                                     $    11.56      $    10.00
                                                                         ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                       0.10            0.09
   Net Gains (Losses) on Securities (Realized and Unrealized)                  0.23            1.55
                                                                         ----------      ----------
    Total from Investment Operations                                           0.33            1.64
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                      (0.10)          (0.08)
                                                                         ----------      ----------
    Total Distributions                                                       (0.10)          (0.08)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $    11.79      $    11.56
======================================================================================================
Total Return                                                                   2.82%#         16.46%#
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                    $  311,621      $  179,079
Ratio of Expenses to Average Net Assets**                                      0.48%*          0.67%*(a)
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)**         0.52%*          0.71%*(a)
Ratio of Net Investment Income to Average Net Assets                           1.28%*          1.08%*

                                                                            GLOBAL 60/40 PORTFOLIO
                                                                         -----------------------------
                                                                         SIX MONTHS   DEC. 24, 2003(1)
                                                                            ENDED            TO
                                                                           MAY 31,      NOVEMBER 30,
                                                                            2005            2004
------------------------------------------------------------------------------------------------------
                                                                         (UNAUDITED)
Net Asset Value, Beginning of Period                                     $    10.83      $    10.00
                                                                         ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                       0.09            0.11
   Net Gains (Losses) on Securities (Realized and Unrealized)                  0.16            0.83
                                                                         ----------      ----------
    Total from Investment Operations                                           0.25            0.94
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                      (0.08)          (0.11)
                                                                         ----------      ----------
    Total Distributions                                                       (0.08)          (0.11)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $    11.00      $    10.83
======================================================================================================
Total Return                                                                   2.35%#          9.41%#
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                    $  184,754      $  102,341
Ratio of Expenses to Average Net Assets**                                      0.46%*          0.65%*(a)
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)**         0.52%*          0.83%*(a)
Ratio of Net Investment Income to Average Net Assets                           1.28%*          1.18%*

                                                                            GLOBAL 25/75 PORTFOLIO
                                                                         -----------------------------
                                                                         SIX MONTHS   DEC. 24, 2003(1)
                                                                            ENDED            TO
                                                                           MAY 31,      NOVEMBER 30,
                                                                            2005            2004
------------------------------------------------------------------------------------------------------
                                                                         (UNAUDITED)
Net Asset Value, Beginning of Period                                     $    10.34      $    10.00
                                                                         ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                       0.07            0.11
   Net Gains (Losses) on Securities (Realized and Unrealized)                  0.11            0.36
                                                                         ----------      ----------
    Total from Investment Operations                                           0.18            0.47
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                      (0.07)          (0.13)
                                                                         ----------      ----------
    Total Distributions                                                       (0.07)          (0.13)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $    10.45      $    10.34
======================================================================================================
Total Return                                                                   1.78%#          4.73%#
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                    $   40,337      $   31,208
Ratio of Expenses to Average Net Assets**                                      0.60%*          0.99%*(a)
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)**         0.69%*          1.32%*(a)
Ratio of Net Investment Income to Average Net Assets                           1.24%*          0.95%*

*    Annualized
#    Non-annualized
** Represents the combined ratio for the respective Portfolio and its respective pro-rata share of its Master Fund Series'.
(1)  Commencement of operations
(a) Because of commencement of operations and related preliminary transactions costs, these ratios are not necessarily indicative of future ratios.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                 CLASS R SHARES

                                                                            GLOBAL EQUITY PORTFOLIO
                                                                         -----------------------------
                                                                         SIX MONTHS   DEC. 24, 2003(1)
                                                                            ENDED            TO
                                                                           MAY 31,      NOVEMBER 30,
                                                                            2005            2004
------------------------------------------------------------------------------------------------------
                                                                         (UNAUDITED)
Net Asset Value, Beginning of Period                                     $    11.54      $    10.00
                                                                         ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                       0.09            0.07
   Net Gains (Losses) on Securities (Realized and Unrealized)                  0.23            1.54
                                                                         ----------      ----------
    Total from Investment Operations                                           0.32            1.61
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                      (0.09)          (0.07)
                                                                         ----------      ----------
    Total Distributions                                                       (0.09)          (0.07)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $    11.77      $    11.54
======================================================================================================
Total Return                                                                   2.73%#         16.18%#
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                    $   14,599      $   14,684
Ratio of Expenses to Average Net Assets**                                      0.73%*          0.90%*(a)
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)**         0.78%*          0.94%*(a)
Ratio of Net Investment Income to Average Net Assets                           1.18%*          0.82%*

                                                                            GLOBAL 60/40 PORTFOLIO
                                                                         -----------------------------
                                                                         SIX MONTHS   DEC. 24, 2003(1)
                                                                            ENDED            TO
                                                                           MAY 31,      NOVEMBER 30,
                                                                            2005            2004
------------------------------------------------------------------------------------------------------
                                                                         (UNAUDITED)
Net Asset Value, Beginning of Period                                     $    10.83      $    10.00
                                                                         ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                       0.07            0.08
   Net Gains (Losses) on Securities (Realized and Unrealized)                  0.18            0.84
                                                                         ----------      ----------
    Total from Investment Operations                                           0.25            0.92
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                      (0.09)          (0.09)
                                                                         ----------      ----------
    Total Distributions                                                       (0.09)          (0.09)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $    10.99      $    10.83
======================================================================================================
Total Return                                                                   2.31%#          9.29%#
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                    $    1,631          $1,912
Ratio of Expenses to Average Net Assets**                                      0.71%*          0.95%*(a)
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)**         0.78%*          1.28%*(a)
Ratio of Net Investment Income to Average Net Assets                           1.20%*          0.94%*

                                                                            GLOBAL 25/75 PORTFOLIO
                                                                         -----------------------------
                                                                         SIX MONTHS   DEC. 24, 2003(1)
                                                                            ENDED            TO
                                                                           MAY 31,      NOVEMBER 30,
                                                                            2005            2004
------------------------------------------------------------------------------------------------------
                                                                         (UNAUDITED)
Net Asset Value, Beginning of Period                                     $    10.33      $    10.00
                                                                         ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                       0.04            0.07
   Net Gains (Losses) on Securities (Realized and Unrealized)                  0.14            0.37
                                                                         ----------      ----------
    Total from Investment Operations                                           0.18            0.44
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                      (0.08)          (0.11)
                                                                         ----------      ----------
    Total Distributions                                                       (0.08)          (0.11)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $    10.43      $    10.33
======================================================================================================
Total Return                                                                   1.73%#          4.44%#
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                    $       45      $       65
Ratio of Expenses to Average Net Assets**                                      0.85%*          0.95%*(a)
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)**         0.93%*          6.00%*(a)
Ratio of Net Investment Income to Average Net Assets                           0.95%*          1.03%*

*    Annualized
#    Non-annualized
** Represents the combined ratio for the respective Portfolio and its respective pro-rata share of its Master Fund Series'.
(1)  Commencement of operations
(a) Because of commencement of operations and related preliminary transactions costs, these ratios are not necessarily indicative of future ratios.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers sixteen portfolios ("the Portfolios"), of which Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (the "Global Funds" or "Feeder Funds") are presented in this report.

     The Global Funds achieve their investment objectives by investing in other portfolios within The DFA Investment Trust Company ("ITC"), DFA Investment Dimensions Group Inc. ("IDG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (collectively, the "Master Funds").

GLOBAL FUNDS                          MASTER FUNDS
------------                          ------------
Global Equity Portfolio               The U.S. Large Company Series (ITC)
Global 60/40 Portfolio                The U.S. Large Cap Value Series (ITC)
Global 25/75 Portfolio                The U.S. Small Cap Series (ITC)
                                      The DFA International Value Series (ITC)
                                      The Japanese Small Company Series (ITC)
                                      The Pacific Rim Small Company Series (ITC)
                                      The United Kingdom Small Company Series (ITC)
                                      The Continental Small Company Series (ITC)
                                      The Emerging Markets Series (ITC)
                                      The Emerging Markets Small Cap Series (ITC)
                                      The DFA Two-Year Global Fixed Income Series (ITC)
                                      DFA Real Estate Securities Portfolio (IDG)
                                      Large Cap International Portfolio (IDG)
                                      DFA Five-Year Global Fixed Income Portfolio (IDG)
                                      Dimensional Emerging Markets Value Fund Inc. (DEM)

     The Global Equity Portfolio did not hold any shares of The DFA Two-Year Global Fixed Income Series or the DFA Five-Year Global Fixed Income Portfolio during the six months ended May 31, 2005.

     At May 31, 2005, all of the Global Funds owned less than 3% of any Master Fund's total net assets.

     The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging

Markets Series and The Emerging Markets Small Cap Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged.

     Each class of shares has equal rights to assets and earnings of its Global Fund. Income, gains and losses on investments, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

     The Global Funds each accrue their respective share of income and expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds and the Feeder Funds. The Advisor also provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. The Global Funds are not subject to a management fee.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the period December 1, 2004 to May 31, 2005, the Advisor has agreed to waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Global Funds and management fees paid by the Master Funds to the Advisor. (Effective June 1, 2005, the Fee Waiver and Expense Assumption Agreement was amended to the rates shown below):

                                                           DECEMBER 1, 2004 TO    EFFECTIVE
                                                              MAY 31, 2005       JUNE 1, 2005
                                                           -------------------   ------------
Global Equity Portfolio                                           0.35%              0.27%
Global 60/40 Portfolio                                            0.30%              0.25%
Global 25/75 Portfolio                                            0.25%              0.22%

     The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     The Advisor has also agreed to assume the direct operating expenses of the Institutional Class shares of each Global Fund (excluding administration fees paid to the Advisor), up to an amount equal to the total fees paid to the Advisor by the Institutional Class shares (including the pass through of the management fees paid to the Advisor by the Master Funds), as is necessary to limit the total expense ratios (including the expenses that the Institutional Class shares of each such Global Fund bears as a shareholder of the Master Fund) of the Institutional Class shares. (Effective June 1, 2005, the Fee Waiver and Expense Assumption Agreement was amended to the rates shown below):

                                                           DECEMBER 1, 2004 TO    EFFECTIVE
                                                              MAY 31, 2005       JUNE 1, 2005
                                                           -------------------   ------------
Global Equity Portfolio                                           0.70%              0.44%
Global 60/40 Portfolio                                            0.65%              0.41%
Global 25/75 Portfolio                                            0.60%              0.37%

     As of June 1, 2005, the assumption of direct operating expenses of the Institutional Class shares will no longer be limited to the amount equal to the total fees paid to the Advisor by the Institutional Class shares (including the pass through of the management fees paid to the Advisor by the Master Funds).

     The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     Also, for the Class R shares, the Advisor has agreed to assume the direct operating expenses of the Class R shares of each Global Fund (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees) of the Class R shares. (Effective June 1, 2005, the Fee Waiver and Expense Assumption Agreement was amended to the rates shown below):

                                                           DECEMBER 1, 2004 TO    EFFECTIVE
                                                              MAY 31, 2005       JUNE 1, 2005
                                                           -------------------   ------------
Global Equity Portfolio                                                   0.95%          0.69%
Global 60/40 Portfolio                                                    0.95%          0.66%
Global 25/75 Portfolio                                                    0.95%          0.62%

     The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     At any time that the rate of fees and annualized expenses of a Global Fund are less than the rates listed above for the Global Fund on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Global Fund's Institutional and Class R shares' fees or expenses to exceed the fee or expense limitations listed above. The Global Funds are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. At May 31, 2005, the following waived fees were subject to future reimbursement over various periods not exceeding May 31, 2008:

                                                           INSTITUTIONAL CLASS     CLASS R
                                                           -------------------     -------
Global Equity Portfolio                                        $        82,200     $ 8,000
Global 60/40 Portfolio                                                 120,800       5,900
Global 25/75 Portfolio                                                  59,500       5,400

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

              Global Equity Portfolio                          $    3,823
              Global 60/40 Portfolio                                2,161
              Global 25/75 Portfolio                                  573

E.  FEDERAL INCOME TAXES:

     Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the period from December 24, 2003 to November 30, 2004 was as follows (amounts in thousands):

                                                       ORDINARY
                                                      INCOME AND
                                                      SHORT-TERM      LONG-TERM    RETURN OF
                                                     CAPITAL GAINS  CAPITAL GAINS   CAPITAL     TOTAL
                                                     -------------  -------------  ---------    -----
Global Equity Portfolio
Institutional Class                                  $         661             --         --   $   661
Class R                                                         92             --         --        92
                                                     -------------  -------------  ---------   -------
                                                               753             --         --       753
Global 60/40 Portfolio
Institutional Class                                            456             --         --       456
Class R                                                         17             --         --        17
                                                     -------------  -------------  ---------   -------
                                                               473             --         --       473
Global 25/75 Portfolio
Institutional Class                                            182             --  $       4       186
Class R                                                          1             --         --         1
                                                     -------------  -------------  ---------   -------
                                                               183             --          4       187

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                          TOTAL NET
                                                                                        DISTRIBUTABLE
                                                           UNDISTRIBUTED     CAPITAL      EARNINGS
                                                          NET INVESTMENT      LOSS      (ACCUMULATED
                                                              INCOME      CARRYFORWARD     LOSSES)
                                                          --------------  ------------  -------------
Global Equity Portfolio                                   $          287  $     (1,150) $        (863)
Global 60/40 Portfolio                                                92          (298)          (206)
Global 25/75 Portfolio                                                --           (21)           (21)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                                   EXPIRES ON
                                                                                  NOVEMBER 30,
                                                                                      2012
                                                                                  ------------
Global Equity Portfolio                                                           $      1,150
Global 60/40 Portfolio                                                                     298
Global 25/75 Portfolio                                                                      21

     Certain of the investments held by the Portfolios are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Portfolio's had unrealized appreciation (depreciation) (mark to market) of realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                      MARK TO MARKET   REALIZED GAINS
                                                                      --------------   --------------
Global Equity Portfolio                                               $       75,726   $        7,266
Global 60/40 Portfolio                                                        23,607            2,265
Global 25/75 Portfolio                                                         2,994              288

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                    NET
                                                                                                                UNREALIZED
                                                                     FEDERAL      UNREALIZED     UNREALIZED    APPRECIATION/
                                                                    TAX COST     APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                                                   ----------    ------------   ------------  --------------
Global Equity Portfolio                                            $  304,582    $     19,207   $       (500) $       18,707
Global 60/40 Portfolio                                                177,216           6,840           (232)          6,608
Global 25/75 Portfolio                                                 39,159           1,073            (88)            985

F.  CAPITAL SHARE TRANSACTIONS:

     The capital share transactions by class were as follows (in thousands):

                                                                                     SIX MONTHS         DECEMBER 24, 2003(1)
                                                                                        ENDED                    TO
                                                                                    MAY 31, 2005          NOVEMBER 30, 2004
                                                                                ---------------------  ----------------------
                                                                                  AMOUNT      SHARES      AMOUNT     SHARES
                                                                                ----------  ---------  -----------  ---------
GLOBAL EQUITY PORTFOLIO

Institutional Class Shares
  Shares Issued                                                                 $  146,574     12,448  $   176,942     16,680
  Shares Issued in Lieu of Cash Distributions                                        1,630        139          661         63
  Shares Redeemed                                                                  (19,424)    (1,651)     (13,409)    (1,253)
                                                                                ----------  ---------  -----------  ---------
Net Increase (Decrease)--Institutional Shares                                   $  128,780     10,936  $   164,194     15,490
                                                                                ==========  =========  ===========  =========
Class R Shares
  Shares Issued                                                                 $      631         54  $    16,275      1,559
  Shares Issued in Lieu of Cash Distributions                                          108          9           92          9
  Shares Redeemed                                                                   (1,120)       (95)      (3,126)      (296)
                                                                                ----------  ---------  -----------  ---------
Net Increase (Decrease)--Class R Shares                                         $     (381)       (32) $    13,241      1,272
                                                                                ==========  =========  ===========  =========
GLOBAL 60/40 PORTFOLIO

Institutional Class Shares
Shares Issued                                                                   $   99,522      9,087  $   100,739      9,780
  Shares Issued in Lieu of Cash Distributions                                          951         86          456         44
  Shares Redeemed                                                                  (20,095)    (1,831)      (3,866)      (374)
                                                                                ----------  ---------  -----------  ---------
Net Increase (Decrease)--Institutional Shares                                   $   80,378      7,342  $    97,329      9,450
                                                                                ==========  =========  ===========  =========
Class R Shares
Shares Issued                                                                   $      115         11  $     2,543        249
  Shares Issued in Lieu of Cash Distributions                                           14          1           17          2
  Shares Redeemed                                                                     (435)       (40)        (762)       (74)
                                                                                ----------  ---------  -----------  ---------
Net Increase (Decrease)--Class R Shares                                         $     (306)       (28) $     1,798        177
                                                                                ==========  =========  ===========  =========
GLOBAL 25/75 PORTFOLIO

Institutional Class Shares
Shares Issued                                                                   $   15,103      1,452  $    32,360      3,191
  Shares Issued in Lieu of Cash Distributions                                          253         24          185         19
  Shares Redeemed                                                                   (6,589)      (634)      (1,974)      (192)
                                                                                ----------  ---------  -----------  ---------
Net Increase (Decrease)--Institutional Shares                                   $    8,767        842  $    30,571      3,018
                                                                                ==========  =========  ===========  =========
Class R Shares
Shares Issued                                                                   $        6          1  $       340         34
  Shares Issued in Lieu of Cash Distributions                                           --         --            1         --
  Shares Redeemed                                                                      (27)        (3)        (277)       (28)
                                                                                ----------  ---------  -----------  ---------
Net Increase (Decrease)--Class R Shares                                         $      (21)        (2) $        64          6
                                                                                ==========  =========  ===========  =========

----------
(1)  The Global Funds commenced operations on December 24, 2003.

G.  COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                                 UNREALIZED
                                                   ACCUMULATED                  APPRECIATION
                                     ACCUMULATED  NET REALIZED   ACCUMULATED (DEPRECIATION) OF   UNREALIZED
                                         NET       GAIN (LOSS)  NET REALIZED     INVESTMENT      NET FOREIGN DEFERRED
                                     INVESTMENT   OF INVESTMENT    FOREIGN   SECURITIES, FOREIGN  EXCHANGE   THAILAND
                            PAID-IN    INCOME    SECURITIES AND   EXCHANGE      CURRENCY AND        GAIN      CAPITAL  TOTAL NET
                            CAPITAL    (LOSS)        FUTURES     GAIN (LOSS)       FUTURES         (LOSS)    GAINS TAX  ASSETS
                           --------- ----------- -------------- ------------ ------------------- ----------- --------- ----------
Global Equity Portfolio    $ 305,834   $  386        $ 969         $ (8)          $ 19,038            --       $  1    $  326,220
Global 60/40 Portfolio       179,199       84          316           (3)             6,789          $  1         (1)      186,385
Global 25/75 Portfolio        39,378      (68)           1           --              1,071            --         --        40,382

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

     REPURCHASE AGREEMENTS: The Fund may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

I.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the six months ending May 31, 2005, borrowings under the line were as follows:

                                                     WEIGHTED        WEIGHTED       NUMBER OF   INTEREST     MAXIMUM AMOUNT
                                                      AVERAGE         AVERAGE         DAYS       EXPENSE     BORROWED DURING
                                                   INTEREST RATE   LOAN BALANCE    OUTSTANDING  INCURRED       THE PERIOD
                                                   -------------   ------------    -----------  --------     ---------------
Global 60/40 Portfolio                                      3.02%  $    304,400              5  $    128     $       352,000
Global 25/75 Portfolio                                      3.29%       172,929             14       221             336,000

     At May 31, 2005, Global 25/75 Portfolio had an outstanding borrowing under the line of credit of $120,000 plus accrued interest. The remaining Global Funds had no outstanding borrowings at May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the six months ended May 31, 2005.

J.  SHAREHOLDER SERVICING FEES:

     The Class R shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in a Global Fund's Class R shares.

K.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Global Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund's expect the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                                       BEGINNING       ENDING                   EXPENSES
                                                                        ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                                                                         VALUE         VALUE       EXPENSE       DURING
                                                                       12/01/04       05/31/05       RATIO       PERIOD*
                                                                       ----------    ----------   ----------    --------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                                                     $ 1,000.00    $ 1,024.40         0.05%   $   0.25
Hypothetical 5% Annual Return                                          $ 1,000.00    $ 1,024.75         0.05%   $   0.25

THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                                                     $ 1,000.00    $ 1,049.70         0.14%   $   0.72
Hypothetical 5% Annual Return                                          $ 1,000.00    $ 1,024.30         0.14%   $   0.71

                                                                       BEGINNING       ENDING                   EXPENSES
                                                                        ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                                                                         VALUE         VALUE       EXPENSE       DURING
                                                                       12/01/04       05/31/05       RATIO       PERIOD*
                                                                       ----------    ----------   ----------    --------
THE U.S. SMALL CAP SERIES
Actual Fund Return                                                     $ 1,000.00    $   985.70         0.07%   $   0.35
Hypothetical 5% Annual Return                                          $ 1,000.00    $ 1,024.65         0.07%   $   0.35

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                                                     $ 1,000.00    $ 1,023.10         0.27%   $   1.36
Hypothetical 5% Annual Return                                          $ 1,000.00    $ 1,023.65         0.27%   $   1.36

THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                                                     $ 1,000.00    $ 1,089.40         0.23%   $   1.20
Hypothetical 5% Annual Return                                          $ 1,000.00    $ 1,023.85         0.23%   $   1.16

THE PACIFIC RIM SMALL COMPANY SERIES
Actual Fund Return                                                     $ 1,000.00    $   982.80         0.28%   $   1.38
Hypothetical 5% Annual Return                                          $ 1,000.00    $ 1,023.60         0.28%   $   1.41

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                                                     $ 1,000.00    $ 1,025.70         0.23%   $   1.16
Hypothetical 5% Annual Return                                          $ 1,000.00    $ 1,023.85         0.23%   $   1.16

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                                                     $ 1,000.00    $ 1,078.10         0.24%   $   1.24
Hypothetical 5% Annual Return                                          $ 1,000.00    $ 1,023.80         0.24%   $   1.21

THE EMERGING MARKETS SERIES
Actual Fund Return                                                     $ 1,000.00    $ 1,080.90         0.28%   $   1.45
Hypothetical 5% Annual Return                                          $ 1,000.00    $ 1,023.60         0.28%   $   1.41

THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return                                                     $ 1,000.00    $ 1,053.80         0.49%   $   2.51
Hypothetical 5% Annual Return                                          $ 1,000.00    $ 1,022.56         0.49%   $   2.47

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
Actual Fund Return                                                     $ 1,000.00    $ 1,009.50         0.11%   $   0.55
Hypothetical 5% Annual Return                                          $ 1,000.00    $ 1,024.45         0.11%   $   0.56

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

   The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE U.S. LARGE COMPANY SERIES
Financials                                                              19.5%
Information Technology                                                  15.5
Health Care                                                             13.4
Industrials                                                             11.5
Consumer Discretionary                                                  11.4
Consumer Staples                                                        10.4
Energy                                                                   8.3
Utilities                                                                3.3
Telecommunication Services                                               3.1
Materials                                                                3.0
REITS                                                                    0.6
                                                                       -----
                                                                       100.0%
                                                                       =====

THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary                                                  29.4%
Financials                                                              27.4
Energy                                                                   9.0
Industrials                                                              8.7
Information Technology                                                   6.1
Health Care                                                              5.6
Materials                                                                5.4
Consumer Staples                                                         4.3
Telecommunication Services                                               3.7
Utilities                                                                0.4
                                                                       -----
                                                                       100.0%
                                                                       =====
THE U.S. SMALL CAP SERIES
Information Technology                                                  20.8%
Consumer Discretionary                                                  17.8
Industrials                                                             15.5
Health Care                                                             14.7
Financials                                                              12.7
Energy                                                                   5.6
Materials                                                                5.2
Consumer Staples                                                         3.7
Utilities                                                                2.6
Telecommunication Services                                               1.2
Other                                                                    0.2
                                                                       -----
                                                                       100.0%
                                                                       =====
THE DFA INTERNATIONAL VALUE SERIES
Financials                                                              36.4%
Consumer Discretionary                                                  17.8
Materials                                                               12.6
Industrials                                                             11.4
Telecommunication Services                                               6.9
Consumer Staples                                                         4.4
Utilities                                                                3.5
Energy                                                                   2.9
Information Technology                                                   2.2
Health Care                                                              1.2
Other                                                                    0.4
REITS                                                                    0.3
                                                                       -----
                                                                       100.0%
                                                                       =====
THE JAPANESE SMALL COMPANY SERIES
Industrials                                                             27.6%
Consumer Discretionary                                                  24.2
Information Technology                                                  11.4
Materials                                                               11.0
Consumer Staples                                                        10.3
Financials                                                              10.1
Health Care                                                              3.4
Energy                                                                   1.3
Utilities                                                                0.7
                                                                       -----
                                                                       100.0%
                                                                       =====

THE PACIFIC RIM SMALL COMPANY SERIES
Industrials                                                             20.9%
Consumer Discretionary                                                  20.1
Financials                                                              15.0
Materials                                                               14.8
Information Technology                                                   7.5
Health Care                                                              7.4
Consumer Staples                                                         5.2
Energy                                                                   4.6
Utilities                                                                2.2
Telecommunication Services                                               1.5
REITS                                                                    0.4
Other                                                                    0.4
                                                                       -----
                                                                       100.0%
                                                                       =====
THE UNITED KINGDOM SMALL COMPANY SERIES
Industrials                                                             29.5%
Consumer Discretionary                                                  23.4
Financials                                                              14.3
Information Technology                                                  10.2
Consumer Staples                                                         6.4
Energy                                                                   4.9
Materials                                                                4.4
Health Care                                                              4.2
Telecommunication Services                                               1.3
Other                                                                    0.7
Utilities                                                                0.7
                                                                       -----
                                                                       100.0%
                                                                       =====
THE CONTINENTAL SMALL COMPANY SERIES
Industrials                                                             25.1%
Financials                                                              17.0
Consumer Discretionary                                                  16.9
Information Technology                                                  10.3
Materials                                                                8.6
Consumer Staples                                                         7.0
Health Care                                                              7.0
Energy                                                                   3.7
Utilities                                                                2.1
Telecommunication Services                                               1.1
Other                                                                    0.7
REITS                                                                    0.5
                                                                       -----
                                                                       100.0%
                                                                       =====
THE EMERGING MARKETS SERIES
Financials                                                              23.9%
Telecommunication Services                                              16.8
Materials                                                               16.3
Consumer Staples                                                        10.0
Information Technology                                                   9.0
Industrials                                                              7.4
Consumer Discretionary                                                   6.8
Utilities                                                                4.4
Energy                                                                   3.2
Health Care                                                              2.1
Other                                                                    0.1
                                                                       -----
                                                                       100.0%
                                                                       =====

THE EMERGING MARKETS SMALL CAP SERIES
Consumer Discretionary                                                  17.1%
Materials                                                               15.7
Industrials                                                             14.5
Financials                                                              14.0
Consumer Staples                                                        11.9
Information Technology                                                  10.6
Other                                                                    6.0
Health Care                                                              3.2
Telecommunication Services                                               2.9
Utilities                                                                2.6
Energy                                                                   1.5
                                                                       -----
                                                                       100.0%
                                                                       =====
THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
Government                                                              34.8%
Foreign Government                                                      27.4
Supranational                                                           15.3
Foreign Corporate                                                       14.6
Corporate                                                                7.9
                                                                       -----
                                                                       100.0%
                                                                       =====

                          THE U.S. LARGE COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
COMMON STOCKS -- (92.4%)
Financials -- (18.1%)
  American Express Co.                                                           407,600   $    21,949,260               0.6%
  American International Group, Inc.                                             905,100        50,278,305               1.3%
  Bank of America Corp.                                                        1,408,600        65,246,352               1.7%
  Citigroup, Inc.                                                              1,815,800        85,542,338               2.2%
  Federal National Mortgage Association                                          336,400        19,928,336               0.5%
  JPMorgan Chase & Co.                                                         1,235,000        44,151,250               1.1%
  Merrill Lynch & Co., Inc.                                                      323,500        17,553,110               0.5%
  Morgan Stanley                                                                 386,600        18,927,936               0.5%
  U.S. Bancorp                                                                   644,100        18,891,453               0.5%
  Wachovia Corp.                                                                 550,900        27,958,175               0.7%
  Wells Fargo & Co.                                                              589,300        35,599,613               0.9%
  Other Securities                                                                             334,620,844               8.6%
                                                                                           ---------------   ---------------
Total Financials
  (Cost $518,161,659)                                                                          740,646,972              19.1%
                                                                                           ---------------   ---------------
Information Technology -- (14.3%)
* Cisco Sytems, Inc.                                                           2,246,300        43,533,294               1.1%
* Dell, Inc.                                                                     854,600        34,089,994               0.9%
  Hewlett-Packard Co.                                                          1,006,200        22,649,562               0.6%
  Intel Corp.                                                                  2,163,800        58,271,134               1.5%
  International Business Machines Corp.                                          567,300        42,859,515               1.1%
  Microsoft Corp.                                                              3,516,200        90,717,960               2.3%
* Oracle Corp.                                                                 1,561,500        20,018,430               0.5%
  Qualcomm, Inc.                                                                 571,900        21,308,994               0.6%
  Other Securities                                                                             253,735,876               6.5%
                                                                                           ---------------   ---------------
Total Information Technology
  (Cost $560,187,362)                                                                          587,184,759              15.1%
                                                                                           ---------------   ---------------
Health Care -- (12.4%)
  Abbott Laboratories                                                            541,700        26,131,608               0.7%
* Amgen, Inc.                                                                    435,400        27,247,332               0.7%
  Eli Lilly & Co.                                                                393,700        22,952,710               0.6%
  Johnson & Johnson                                                            1,033,300        69,334,430               1.8%
  Medtronic, Inc.                                                                420,300        22,591,125               0.6%
  Merck & Co., Inc.                                                              767,300        24,891,212               0.6%
  Pfizer, Inc.                                                                 2,592,500        72,330,750               1.9%
  UnitedHealth Group, Inc.                                                       445,800        21,656,964               0.6%
  Wyeth                                                                          464,300        20,136,691               0.5%
  Other Securities                                                                             202,418,413               5.1%
                                                                                           ---------------   ---------------
Total Health Care
  (Cost $377,818,748)                                                                          509,691,235              13.1%
                                                                                           ---------------   ---------------
Industrials -- (10.7%)
  3M Co.                                                                         268,400        20,572,860               0.5%
# Boeing Co.                                                                     289,300        18,486,270               0.5%
  General Electric Co.                                                         3,683,200       134,363,136               3.5%
  Tyco International, Ltd.                                                       699,600        20,239,428               0.5%
  United Parcel Service, Inc.                                                    389,000        28,649,850               0.7%
  United Technologies Corp.                                                      178,000        18,992,600               0.5%
  Other Securities                                                                             195,480,723               5.1%
                                                                                           ---------------   ---------------
Total Industrials
  (Cost $311,260,626)                                                                          436,784,867              11.3%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------

Consumer Discretionary -- (10.5%)
* Comcast Corp. Class A                                                          768,700   $    24,752,140               0.6%
  Disney (Walt) Co.                                                              711,400        19,520,816               0.5%
  Home Depot, Inc.                                                               763,000        30,024,050               0.8%
* Time Warner, Inc.                                                            1,597,100        27,789,540               0.7%
  Viacom, Inc. Class B                                                           592,500        20,316,825               0.5%
  Other Securities                                                                             308,007,270               8.0%
                                                                                           ---------------   ---------------
Total Consumer Discretionary
  (Cost $353,509,371)                                                                          430,410,641              11.1%
                                                                                           ---------------   ---------------
Consumer Staples -- (9.6%)
# Altria Group, Inc.                                                             718,900        48,266,946               1.2%
  Coca-Cola Co.                                                                  787,200        35,132,736               0.9%
  Gillette Co.                                                                   344,500        18,168,930               0.5%
  PepsiCo, Inc.                                                                  583,200        32,834,160               0.9%
  Procter & Gamble Co.                                                           876,500        48,338,975               1.3%
  Wal-Mart Stores, Inc.                                                        1,177,200        55,599,156               1.4%
  Other Securities                                                                             154,242,881               3.9%
                                                                                           ---------------   ---------------
Total Consumer Staples
  (Cost $263,498,630)                                                                          392,583,784              10.1%
                                                                                           ---------------   ---------------
Energy -- (7.7%)
  ChevronTexaco Corp.                                                            731,200        39,323,936               1.0%
  ConocoPhillips                                                                 241,700        26,064,928               0.7%
  Exxon Mobil Corp.                                                            2,218,900       124,702,180               3.2%
  Other Securities                                                                             125,745,936               3.3%
                                                                                           ---------------   ---------------
Total Energy
  (Cost $190,448,944)                                                                          315,836,980               8.2%
                                                                                           ---------------   ---------------
Utilities -- (3.0%)
Total Utilities
  (Cost $94,737,953)                                                                           123,979,797               3.2%
                                                                                           ---------------   ---------------
Telecommunication Services -- (2.9%)
  SBC Communications, Inc.                                                     1,147,900        26,837,902               0.7%
  Verizon Communications, Inc.                                                   962,600        34,056,788               0.9%
  Other Securities                                                                              58,244,390               1.5%
                                                                                           ---------------   ---------------
Total Telecommunication Services
  (Cost $138,008,205)                                                                          119,139,080               3.1%
                                                                                           ---------------   ---------------
Materials -- (2.7%)
Total Materials
  (Cost $84,499,322)                                                                           112,374,588               2.9%
                                                                                           ---------------   ---------------
Real Estate Investment Trusts -- (0.5%)
Total Real Estate Investment Trusts
  (Cost $18,025,834)                                                                            22,006,390               0.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $2,910,156,654)                                                                      3,790,639,093              97.8%
                                                                                           ---------------   ---------------

                                                                             FACE                              PERCENTAGE
                                                                            AMOUNT                  VALUE+   OF NET ASSETS**
                                                                            ------                  ------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (7.6%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
    (Collateralized by $512,215,000 U.S. STRIPS, rates ranging from
    7.50% to 11.75%, maturities ranging from 11/15/14 to 11/15/24, valued at $239,637,495) to be repurchased at $234,956,078
    (Cost $234,937,022)                                                  $       234,937   $   234,937,022               6.0%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $77,493,000 FHLMC Notes 4.00%, 09/22/09, valued
    at $77,589,866) to be repurchased at $76,449,137 (Cost $76,443,000)           76,443        76,443,000               2.0%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $311,380,022)                                                                          311,380,022               8.0%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,221,536,676)                                                                    $ 4,102,019,115             105.8%
                                                                                           ===============   ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                         THE U.S. LARGE CAP VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (95.5%)
Consumer Discretionary -- (28.1%)
 * AutoNation, Inc.                                                            2,057,600    $    41,131,424                0.9%
   Clear Channel Communications, Inc.                                          1,942,666         56,784,127                1.2%
 * Comcast Corp. Class A                                                       3,966,525        127,722,105                2.7%
 # Federated Department Stores, Inc.                                             618,200         41,697,590                0.9%
   Ford Motor Co.                                                              5,892,000         58,802,160                1.2%
 # General Motors Corp.                                                        1,913,900         60,345,267                1.3%
   Horton (D.R.), Inc.                                                         1,091,829         37,744,529                0.8%
*# IAC/InterActiveCorp                                                         2,346,703         57,494,223                1.2%
 * Liberty Media Corp. Class A                                                 9,460,100         98,290,439                2.1%
   Penney (J.C.) Co., Inc.                                                     1,120,000         55,731,200                1.2%
   Starwood Hotels & Resorts Worldwide, Inc.                                     548,600         30,705,142                0.6%
 * Time Warner, Inc.                                                          10,059,480        175,034,952                3.7%
   Tribune Co.                                                                 1,182,400         42,779,232                0.9%
   Viacom, Inc. Class B                                                        5,017,000        172,032,930                3.6%
   Other Securities                                                                             337,920,023                6.8%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
   (Cost $1,294,572,123)                                                                      1,394,215,343               29.1%
                                                                                            ---------------    ---------------
Financials -- (26.1%)
 # Allstate Corp.                                                              1,791,600        104,271,120                2.2%
 # Bear Stearns Companies, Inc.                                                  373,770         37,018,181                0.8%
   Chubb Corp.                                                                   428,000         36,050,440                0.8%
   Countrywide Financial Corp.                                                 1,639,998         60,958,726                1.3%
   Hartford Financial Services Group, Inc.                                       868,200         64,932,678                1.4%
   JPMorgan Chase & Co.                                                        2,244,400         80,237,300                1.7%
   KeyCorp                                                                       941,600         30,846,816                0.7%
   Loews Corp.                                                                   636,800         47,951,040                1.0%
   MetLife, Inc.                                                               2,623,300        116,999,180                2.4%
   Principal Financial Group, Inc.                                             1,075,700         42,909,673                0.9%
   Prudential Financial, Inc.                                                  1,731,800        109,640,258                2.3%
   The St. Paul Travelers Companies, Inc.                                      2,390,826         90,564,489                1.9%
   Other Securities                                                                             475,358,400                9.7%
                                                                                            ---------------    ---------------
Total Financials
   (Cost $932,265,029)                                                                        1,297,738,301               27.1%
                                                                                            ---------------    ---------------
Energy -- (8.6%)
 # Anadarko Petroleum Corp.                                                      815,878         61,761,965                1.3%
 # Kerr-McGee Corp.                                                              431,426         31,865,124                0.7%
   Marathon Oil Corp.                                                          1,061,450         51,469,710                1.1%
   Occidental Petroleum Corp.                                                    650,800         47,579,988                1.0%
   Sunoco, Inc.                                                                  298,800         30,647,916                0.6%
   Valero Energy Corp.                                                           776,800         53,304,016                1.1%
   Other Securities                                                                             149,591,646                3.1%
                                                                                            ---------------    ---------------
Total Energy
   (Cost $225,588,682)                                                                          426,220,365                8.9%
                                                                                            ---------------    ---------------
Industrials -- (8.3%)
   Burlington Northern Santa Fe Corp.                                          1,283,000         63,405,860                1.3%
   CSX Corp.                                                                     773,900         32,178,762                0.7%
   Norfolk Southern Corp.                                                      1,541,200         49,195,104                1.0%
   Northrop Grumman Corp.                                                      1,320,242         73,563,884                1.6%
   Raytheon Co.                                                                1,311,300         51,350,508                1.1%
   Union Pacific Corp.                                                           950,700         63,658,872                1.3%
   Other Securities                                                                              77,180,718                1.6%
                                                                                            ---------------    ---------------
Total Industrials
   (Cost $322,613,101)                                                                          410,533,708                8.6%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
Information Technology -- (5.9%)
   Electronic Data Systems Corp.                                               1,851,700    $    36,478,490                0.8%
   Hewlett-Packard Co.                                                         1,407,700         31,687,327                0.7%
   Other Securities                                                                             223,737,200                4.6%
                                                                                            ---------------    ---------------
Total Information Technology
   (Cost $275,612,074)                                                                          291,903,017                6.1%
                                                                                            ---------------    ---------------
Health Care -- (5.4%)
   Aetna, Inc.                                                                 1,079,252         84,192,449                1.8%
 * Medco Health Solutions, Inc.                                                  690,100         34,505,000                0.7%
   Other Securities                                                                             147,092,008                3.1%
                                                                                            ---------------    ---------------
Total Health Care
   (Cost $147,902,837)                                                                          265,789,457                5.6%
                                                                                            ---------------    ---------------
Materials -- (5.1%)
   Georgia-Pacific Corp.                                                         974,200         32,284,988                0.7%
   International Paper Co.                                                     1,215,775         39,160,113                0.8%
   Weyerhaeuser Co.                                                              860,700         55,213,905                1.2%
   Other Securities                                                                             127,324,475                2.6%
                                                                                            ---------------    ---------------
Total Materials
   (Cost $214,260,843)                                                                          253,983,481                5.3%
                                                                                            ---------------    ---------------
Consumer Staples -- (4.1%)
   Archer-Daniels-Midland Co.                                                  2,475,260         49,133,911                1.0%
   Coca-Cola Enterprises, Inc.                                                 1,874,800         41,020,624                0.9%
   Other Securities                                                                             112,051,267                2.3%
                                                                                            ---------------    ---------------
Total Consumer Staples
   (Cost $146,694,245)                                                                          202,205,802                4.2%
                                                                                            ---------------    ---------------
Telecommunication Services -- (3.5%)
   AT&T Corp.                                                                  2,206,280         41,456,001                0.9%
   SBC Communications, Inc.                                                    1,613,100         37,714,278                0.8%
   Sprint Corp.                                                                2,161,500         51,205,935                1.1%
   Other Securities                                                                              43,411,856                0.8%
                                                                                            ---------------    ---------------
Total Telecommunication Services
   (Cost $181,272,270)                                                                          173,788,070                3.6%
                                                                                            ---------------    ---------------
Utilities -- (0.4%)
Total Utilities
   (Cost $10,735,877)                                                                            21,699,080                0.5%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $3,751,517,081)                                                                      4,738,076,624               99.0%
                                                                                            ---------------    ---------------

                                                                             FACE
                                                                            AMOUNT
                                                                            ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
 ^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
     (Collateralized by $255,811,000 U.S. STRIPS, rates ranging from
     7.500% to 9.875%, maturities ranging from 11/15/15 to 11/15/24, valued at $162,719,199) to be repurchased at $159,540,395
     (Cost $159,527,456)                                                 $       159,527        159,527,456                3.3%

                                                                              FACE                              PERCENTAGE
                                                                             AMOUNT                  VALUE+  OF NET ASSETS**
                                                                             ------                  ------  ---------------
                                                                              (000)
Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $67,131,000 FHLMC Notes 4.00%, 09/22/09, valued
   at $67,214,914) to be repurchased at $66,226,316 (Cost $66,221,000)   $        66,221    $    66,221,000                1.4%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $225,748,456)                                                                          225,748,456                4.7%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,977,265,537)                                                                    $ 4,963,825,080              103.7%
                                                                                            ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securites" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

            See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
COMMON STOCKS -- (94.8%)
Information Technology -- (19.9%)
 * Anixter International, Inc.                                                   101,100   $     3,822,591                0.2%
 * Anteon International Corp.                                                     97,700         4,317,363                0.2%
 * Ask Jeeves, Inc.                                                              129,700         3,944,177                0.2%
 * CNET Networks, Inc.                                                           373,500         3,876,930                0.2%
 * Cypress Semiconductor Corp.                                                   307,400         3,974,682                0.2%
 * Emulex Corp.                                                                  206,800         3,908,520                0.2%
   Factset Research Systems, Inc.                                                120,200         3,847,602                0.2%
 * Micros Systems, Inc.                                                           98,104         4,412,718                0.2%
 * Sybase, Inc.                                                                  190,100         3,878,040                0.2%
 * Titan Corp.                                                                   203,300         4,472,600                0.2%
 * Varian Semiconductor Equipment Associates, Inc.                                95,000         3,855,100                0.2%
   Other Securities                                                                            476,188,510               18.6%
                                                                                           ---------------    ---------------
Total Information Technology
   (Cost $570,506,769)                                                                         520,498,833               20.8%
                                                                                           ---------------    ---------------
Consumer Discretionary -- (16.9%)
   Ameristar Casinos, Inc.                                                        73,236         3,759,936                0.2%
   Burlington Coat Factory Warehouse Corp.                                       117,549         3,896,749                0.2%
 * CEC Entertainment, Inc.                                                        94,450         3,829,947                0.2%
 * DeVry, Inc.                                                                   188,500         3,873,675                0.2%
 * Electronics Boutique Holdings Corp.                                            63,130         3,744,240                0.2%
 * Guitar Center, Inc.                                                            65,900         3,755,641                0.2%
 * Jack in the Box, Inc.                                                          94,500         3,919,860                0.2%
 * Jarden Corp.                                                                   75,650         3,849,072                0.2%
   Movie Gallery, Inc.                                                           116,649         3,728,102                0.2%
 * The Mens Warehouse, Inc.                                                       94,000         4,828,780                0.2%
 * Tractor Supply Co.                                                             91,932         4,083,619                0.2%
   United Auto Group, Inc.                                                       120,800         3,720,640                0.2%
   Other Securities                                                                            394,468,217               15.2%
                                                                                           ---------------    ---------------
Total Consumer Discretionary
   (Cost $378,480,696)                                                                         441,458,478               17.6%
                                                                                           ---------------    ---------------
Industrials -- (14.7%)
   Clarcor, Inc.                                                                 138,600         3,893,274                0.2%
 * Flowserve Corp.                                                               143,600         4,231,892                0.2%
   GATX Corp.                                                                    118,700         3,961,019                0.2%
   Mine Safety Appliances Co.                                                     94,500         4,329,045                0.2%
 * United Rentals, Inc.                                                          192,600         3,867,408                0.2%
 * URS Corp.                                                                     110,913         3,752,187                0.2%
   Walter Industries, Inc.                                                        93,900         3,981,360                0.2%
   York International Corp.                                                       93,900         3,868,680                0.2%
   Other Securities                                                                            353,697,746               13.8%
                                                                                           ---------------    ---------------
Total Industrials
  (Cost $320,610,525)                                                                          385,582,611               15.4%
                                                                                           ---------------    ---------------
Health Care -- (13.9%)
 * Advanced Medical Optics, Inc.                                                 156,212         6,031,376                0.3%
 * Immucor, Inc.                                                                 117,218         3,926,803                0.2%
 * Intuitive Surgical, Inc.                                                       81,623         4,040,339                0.2%
 * Kindred Healthcare, Inc.                                                       96,478         3,722,121                0.2%
   Mentor Corp.                                                                  104,600         4,279,186                0.2%
 * Nektar Therapeutics                                                           220,283         4,026,773                0.2%

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
 * Pediatrix Medical Group, Inc.                                                  51,600   $     3,799,308                0.2%
 * Sierra Health Services, Inc.                                                   58,036         3,834,439                0.2%
 * Ventana Medical Systems, Inc.                                                  91,342         3,859,200                0.2%
   Other Securities                                                                            327,460,266               12.7%
                                                                                           ---------------    ---------------
Total Health Care
   (Cost $356,009,402)                                                                         364,979,811               14.6%
                                                                                           ---------------    ---------------
Financials -- (12.1%)
*# CompuCredit Corp.                                                             123,710         3,900,576                0.2%
   Corus Bankshares, Inc.                                                         75,044         3,851,258                0.2%
   Pacific Capital Bancorp                                                       118,247         3,996,749                0.2%
   Other Securities                                                                            303,778,883               12.0%
                                                                                           ---------------    ---------------
Total Financials
   (Cost $256,684,688)                                                                         315,527,466               12.6%
                                                                                           ---------------    ---------------
Energy -- (5.3%)
   Range Resources Corp.                                                         164,500         3,799,950                0.2%
   St. Mary Land & Exploration Co.                                               175,600         4,569,112                0.2%
   Other Securities                                                                            130,683,550                5.2%
                                                                                           ---------------    ---------------
Total Energy
   (Cost $94,571,902)                                                                          139,052,612                5.6%
                                                                                           ---------------    ---------------
Materials -- (5.0%)
   Crompton Corp.                                                                286,900         4,403,915                0.2%
   Great Lakes Chemical Corp.                                                    132,800         4,501,920                0.2%
   Potlatch Corp.                                                                 75,300         3,892,257                0.2%
   Other Securities                                                                            117,027,008                4.6%
                                                                                           ---------------    ---------------
Total Materials
   (Cost $114,062,666)                                                                         129,825,100                5.2%
                                                                                           ---------------    ---------------
Consumer Staples -- (3.5%)
   Longs Drug Stores Corp.                                                        98,000         4,021,920                0.2%
   Other Securities                                                                             88,446,755                3.5%
                                                                                           ---------------    ---------------
Total Consumer Staples
   (Cost $73,256,010)                                                                           92,468,675                3.7%
                                                                                           ---------------    ---------------
Utilities -- (2.5%)
   ALLETE, Inc.                                                                   80,100         3,844,800                0.2%
   Other Securities                                                                             60,816,096                2.4%
                                                                                           ---------------    ---------------
Total Utilities
   (Cost $52,099,958)                                                                           64,660,896                2.6%
                                                                                           ---------------    ---------------
Telecommunication Services -- (1.0%)
Total Telecommunication Services
   (Cost $28,906,932)                                                                           26,544,876                1.1%
                                                                                           ---------------    ---------------
Real Estate Investment Trusts -- (0.0%)
Total Real Estate Investment Trusts
   (Cost $181,384)                                                                                 277,652                0.0%
                                                                                           ---------------    ---------------
Other -- (0.0%)
Total Other
   (Cost $1,548,194)                                                                                10,143                0.0%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $2,246,919,126)                                                                     2,480,887,153               99.2%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                                    VALUE+    OF NET ASSETS**
                                                                                                    ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
Total Other
   (Cost $970,937)                                                                         $       135,114                0.0%
                                                                                           ---------------    ---------------
Consumer Discretionary -- (0.0%)
Total Consumer Discretionary
   (Cost $0)                                                                                            18                0.0%
                                                                                           ---------------    ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $970,937)                                                                                 135,132                0.0%
                                                                                           ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (5.2%)
 ^  Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
      (Collateralized by $189,895,000 U.S. STRIPS 9.875%, 11/15/15,
      valued at $122,070,194) to be repurchased at $119,685,348
      (Cost $119,675,641)                                                $       119,676       119,675,641                4.8%
    Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
      (Collateralized by $17,915,000 FHLMC Notes 4.00%, 09/22/09,
      valued at $17,937,394) to be repurchased at $17,673,419
      (Cost $17,672,000)                                                          17,672        17,672,000                0.7%
                                                                                           ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $137,347,641)                                                                        137,347,641                5.5%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,385,237,704)                                                                  $ 2,618,369,926              104.7%
                                                                                           ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.5%)
  Anglo America P.L.C.                                                         2,159,787   $    51,459,160                1.5%
  Aviva P.L.C.                                                                 2,630,567        29,431,339                0.8%
  BAA P.L.C.                                                                   1,632,557        18,467,632                0.5%
  BAE Systems P.L.C.                                                           4,006,840        19,626,679                0.6%
* O2 P.L.C.                                                                    8,760,348        20,295,896                0.6%
  Scottish Power P.L.C.                                                        2,139,658        18,023,688                0.5%
  Vodafone Group P.L.C.                                                       59,364,901       149,452,303                4.3%
  Other Securities                                                                             368,338,325               10.6%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $542,532,199)                                                                          675,095,022               19.4%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pound Sterling
    (Cost $14,769)                                                                                  14,769                0.0%
                                                                                           ---------------    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $542,546,968)                                                                          675,109,791               19.4%
                                                                                           ---------------    ---------------
JAPAN -- (13.9%)
COMMON STOCKS -- (13.7%)
  Fuji Photo Film Co., Ltd.                                                      770,000        23,978,455                0.7%
  Hitachi, Ltd.                                                                4,970,000        29,696,012                0.9%
  Kyocera Corp.                                                                  238,800        18,270,139                0.5%
  Matsushita Electric Industrial Co., Ltd.                                     3,561,135        53,046,962                1.5%
  Millea Holdings, Inc.                                                            2,296        30,391,067                0.9%
  Mitsui Marine & Fire Insurance Co., Ltd.                                     2,138,000        19,431,714                0.6%
  Other Securities                                                                             426,660,276               12.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $581,985,790)                                                                          601,474,625               17.3%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Japanese Yen
    (Cost $8,054,614)                                                                            8,010,462                0.2%
                                                                                           ---------------    ---------------
TOTAL -- JAPAN
  (Cost $590,040,404)                                                                          609,485,087               17.5%
                                                                                           ---------------    ---------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
# AXA                                                                          2,459,139        60,024,211                1.7%
# BNP Paribas SA                                                               1,368,012        91,964,838                2.6%
# Compagnie de Saint-Gobain                                                      455,792        26,216,746                0.8%
# LaFarge SA                                                                     253,511        22,940,260                0.7%
# Renault SA                                                                     317,738        27,183,519                0.8%
# Schneider SA                                                                   318,189        23,394,591                0.7%
# Societe Generale Paris                                                         293,528        28,842,183                0.8%
# Suez (ex Suez Lyonnaise des Eaux)                                              666,220        17,918,894                0.5%
  Other Securities                                                                             146,676,376                4.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $337,331,390)                                                                          445,161,618               12.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $28,587)                                                                                   8,843                0.0%
                                                                                           ---------------    ---------------
TOTAL -- FRANCE
  (Cost $337,359,977)                                                                          445,170,461               12.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
# Bayer AG                                                                       498,853   $    16,751,199                0.5%
# Bayerische Motorenwerke AG                                                     519,011        22,440,762                0.7%
* Bayerische Vereinsbank AG                                                      845,488        20,776,122                0.6%
# DaimlerChrysler AG                                                           1,368,494        55,172,318                1.6%
# Deutsche Bank AG                                                               770,191        59,920,101                1.7%
  Other Securities                                                                              91,308,578                2.6%
                                                                                           ---------------    ---------------
TOTAL -- GERMANY
  (Cost $248,181,818)                                                                          266,369,080                7.7%
                                                                                           ---------------    ---------------
SWITZERLAND -- (5.9%)
COMMON STOCKS -- (5.9%)
  Cie Financiere Richemont AG Series A                                         1,251,000        38,086,850                1.1%
# Credit Swisse Group                                                          1,452,179        58,093,081                1.7%
* Swiss Life AG                                                                  132,137        17,447,146                0.5%
# Swiss Reinsurance Co., Zurich                                                  330,715        20,472,030                0.6%
* Syngenta AG                                                                    165,100        17,067,625                0.5%
* Zurich Financial SVCS AG                                                       152,206        25,283,580                0.7%
  Other Securities                                                                              79,275,452                2.2%
                                                                                           ---------------    ---------------
TOTAL -- SWITZERLAND
  (Cost $188,429,435)                                                                          255,725,764                7.3%
                                                                                           ---------------    ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.4%)
  Commonwealth Bank of Australia                                               1,376,094        38,441,344                1.1%
  National Australia Bank, Ltd.                                                1,823,878        43,291,233                1.3%
  Other Securities                                                                             112,489,086                3.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCK
  (Cost $133,957,352)                                                                          194,221,663                5.6%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Australian Dollar
  (Cost $3,701,213)                                                                              3,698,009                0.1%
                                                                                           ---------------    ---------------
TOTAL -- AUSTRALIA
  (Cost $137,658,565)                                                                          197,919,672                5.7%
                                                                                           ---------------    ---------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  Aegon NV                                                                     2,897,384        37,096,508                1.1%
  ING Groep NV                                                                 2,065,009        57,137,284                1.7%
  Koninklijke KPN NV                                                           2,458,914        19,554,154                0.6%
  Koninklijke Philips Electronics NV                                           1,412,706        36,135,774                1.0%
  Other Securities                                                                              41,643,711                1.1%
                                                                                           ---------------    ---------------
TOTAL -- NETHERLANDS
  (Cost $157,028,179)                                                                          191,567,431                5.5%
                                                                                           ---------------    ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
  Cheung Kong Holdings, Ltd.                                                   2,727,000        24,802,772                0.7%
  Hutchison Whampoa, Ltd.                                                      3,751,000        32,550,877                0.9%
  Other Securities                                                                              68,974,671                2.0%
                                                                                           ---------------    ---------------
TOTAL -- HONG KONG
  (Cost $112,259,789)                                                                          126,328,320                3.6%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Nordic Baltic Holdings AB                                                    2,603,100   $    23,777,113                0.7%
  Volvo AB Series B                                                              443,400        18,127,730                0.5%
  Other Securities                                                                              74,830,983                2.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $88,187,543)                                                                           116,735,826                3.4%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                      343,518                0.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swedish Krona
    (Cost $14,635)                                                                                  14,372                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SWEDEN
  (Cost $88,202,178)                                                                           117,093,716                3.4%
                                                                                           ---------------    ---------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
# Endesa SA, Madrid                                                            1,136,646        24,738,040                0.7%
  Repsol SA                                                                    1,289,224        32,239,985                0.9%
  Other Securities                                                                              56,896,092                1.7%
                                                                                           ---------------    ---------------
TOTAL -- SPAIN
  (Cost $70,367,226)                                                                           113,874,117                3.3%
                                                                                           ---------------    ---------------
ITALY -- (2.3%)
COMMON STOCKS -- (2.3%)
  Capitalia SpA                                                                2,992,113        15,632,746                0.5%
  Other Securities                                                                              82,935,794                2.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $85,190,508)                                                                            98,568,540                2.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       12,086                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ITALY
  (Cost $85,190,508)                                                                            98,580,626                2.8%
                                                                                           ---------------    ---------------
IRELAND -- (1.8%)
COMMON STOCKS -- (1.8%)
  Bank of Ireland P.L.C.                                                       1,181,012        17,929,477                0.5%
  CRH P.L.C.                                                                   1,243,314        31,389,925                0.9%
  Other Securities                                                                              29,584,165                0.9%
                                                                                           ---------------    ---------------
TOTAL -- IRELAND
  (Cost $73,640,064)                                                                            78,903,567                2.3%
                                                                                           ---------------    ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
  Upm-Kymmene Oyj                                                                865,900        16,741,637                0.5%
  Other Securities                                                                              37,734,076                1.1%
                                                                                           ---------------    ---------------
TOTAL -- FINLAND
  (Cost $47,739,726)                                                                            54,475,713                1.6%
                                                                                           ---------------    ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                         $    54,236,557               1.6%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $39,649,089)                                                                            54,236,557               1.6%
                                                                                           ---------------   ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Tele Danmark A.S.                                                              380,150        16,760,739               0.5%
  Other Securities                                                                              34,935,973               1.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
  (Cost $36,729,428)                                                                            51,696,712               1.5%
                                                                                           ---------------   ---------------
NORWAY-- (1.0%)
COMMON STOCKS -- (1.0%)
# Norsk Hydro ASA                                                                287,800        23,325,408               0.7%
  Other Securities                                                                              20,218,113               0.5%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
  (Cost $36,542,042)                                                                            43,543,521               1.2%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                              30,679,923               0.9%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $26,577,243)                                                                            30,679,923               0.9%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                              16,010,272               0.5%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $14,634,454)                                                                            16,010,272               0.5%
                                                                                           ---------------   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              13,561,096               0.4%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
  (Cost $9,708,569)                                                                             13,561,096               0.4%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              12,406,841               0.4%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $8,010,878)                                                                             12,406,841               0.4%
                                                                                           ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
* Euro Currency                                                                                  8,495,382               0.2%
                                                                                           ---------------   ---------------
TOTAL -- EMU
  (Cost $8,683,335)                                                                              8,495,382               0.2%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                                               6,076,634               0.2%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $5,397,217)                                                                              6,076,634               0.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         $             0               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $1,085,853)                                                                                      0               0.0%
                                                                                           ---------------   ---------------

                                                                               FACE
                                                                              AMOUNT
                                                                              ------
                                                                               (000)
TEMPORARY CASH INVESTMENTS -- (20.6%)
^ Repurchase Agreement, Deutsche Bank Securities, Merrill
    Lynch & Mizuho Securities USA 2.96%, 3.07%, and 2.98%,
    respectively, 06/01/05 (Collateralized by $1,247,813,560
    U.S. TIPS 1.875%, 07/15/13 and 3.375%, 01/15/07; U.S. STRIPS,
    rates ranging from 0% to 10.75%, maturities ranging from
    08/15/05 to 02/15/31; GNMA's, rates ranging from 3.75%
    to 5.75%, maturities ranging from 01/20/34 to 05/20/35;
    AID-Israel, rates ranging from 0% to 5.50%, maturities ranging from 11/01/13 to 09/18/23; & U.S. Treasury Notes, rates ranging from 1.125% to 4.75%, maturities ranging from 06/30/05
    to 02/15/15, valued at $915,552,116) to be repurchased
    at $897,667,509 (Cost $897,592,866)                                  $       897,593       897,592,866              25.8%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,763,255,811)                                                                    $ 4,364,903,149             125.6%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
JAPAN -- (77.6%)
COMMON STOCKS -- (77.2%)
Industrials -- (21.7%)
   Aica Kogyo Co., Ltd.                                                          157,000   $     1,796,579               0.2%
   Amano Corp.                                                                   184,000         1,910,494               0.2%
   Daifuku Co., Ltd.                                                             249,000         2,076,609               0.3%
   Maeda Corp.                                                                   358,000         1,974,969               0.3%
   Miura Co., Ltd.                                                                92,900         1,857,598               0.2%
 # Mori Seiki Co., Ltd.                                                          191,400         1,978,984               0.3%
   Nabtesco Corp.                                                                285,000         1,806,013               0.2%
 # Nachi-Fujikoshi Corp.                                                         553,000         1,876,792               0.2%
   Noritz Corp.                                                                  114,000         1,791,008               0.2%
   Okamura Corp.                                                                 257,000         1,799,702               0.2%
   Tokyo Leasing Co., Ltd.                                                       142,500         2,006,349               0.3%
 # Toshiba Machine Co., Ltd.                                                     366,000         1,993,050               0.3%
   Tsubakimoto Chain Co.                                                         435,000         1,961,268               0.3%
   Other Securities                                                                            193,799,624              24.6%
                                                                                           ---------------   ---------------
Total Industrials
   (Cost $226,668,478)                                                                         218,629,039              27.8%
                                                                                           ---------------   ---------------
Consumer Discretionary -- (17.3%)
 # Alpine Electronics, Inc.                                                      133,400         1,898,909               0.2%
   Asics Corp.                                                                   479,000         2,121,118               0.3%
 # Culture Convenience Club Co., Ltd.                                            112,200         1,979,474               0.3%
   Exedy Corp.                                                                   114,000         1,878,821               0.2%
   Hitachi Koki Co., Ltd.                                                        205,000         1,910,650               0.3%
#* Misawa Homes Holdings, Inc.                                                    57,990         2,053,896               0.3%
   Nissin Kogyo Co., Ltd.                                                         48,500         1,835,886               0.2%
   Right On Co., Ltd.                                                             52,600         1,905,119               0.2%
   Toyo Tire & Rubber Co., Ltd.                                                  476,000         1,914,861               0.3%
   Other Securities                                                                            156,562,005              19.9%
                                                                                           ---------------   ---------------
Total Consumer Discretionary
   (Cost $166,895,331)                                                                         174,060,739              22.2%
                                                                                           ---------------   ---------------
Information Technology -- (9.0%)
   Canon Finetech, Inc.                                                           96,070         1,816,904               0.2%
 # CMK Corp.                                                                     118,000         1,882,981               0.2%
   Hitachi Kokusai Electric, Inc.                                                229,000         2,002,850               0.3%
   Ryosan Co., Ltd.                                                               73,700         1,797,717               0.2%
 # Trans Cosmos, Inc.                                                             53,800         1,835,226               0.2%
   Yamatake Corp.                                                                165,700         2,733,950               0.4%
   Other Securities                                                                             78,555,460              10.0%
                                                                                           ---------------   ---------------
Total Information Technology
   (Cost $87,131,008)                                                                           90,625,088              11.5%
                                                                                           ---------------   ---------------
Materials -- (8.7%)
   Ishihara Sangyo Kaisha, Ltd.                                                  883,500         1,934,749               0.3%
   Sanyo Chemical Industries, Ltd.                                               267,000         1,930,907               0.2%
 # Sumitomo Titanium Corp.                                                        19,500         2,552,495               0.3%
   Toagosei Co., Ltd.                                                            544,719         2,227,623               0.3%
   Toho Titanium Co., Ltd.                                                        61,000         2,254,406               0.3%
 # Tokai Carbon Co., Ltd.                                                        460,000         1,942,898               0.3%
   Other Securities                                                                             74,472,725               9.4%
                                                                                           ---------------   ---------------
Total Materials
   (Cost $87,469,311)                                                                           87,315,803              11.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
Consumer Staples -- (8.1%)
   Aderans Co., Ltd.                                                              87,050   $     2,015,621               0.3%
   Fancl Corp.                                                                    51,400         1,890,240               0.2%
   Heiwado Co., Ltd.                                                             130,000         1,981,348               0.3%
 # Kagome Co., Ltd.                                                              173,900         1,809,084               0.2%
   Nippon Suisan Kaisha, Ltd.                                                    529,000         2,007,452               0.3%
   The Nisshin Oillio Group, Ltd.                                                346,000         1,953,906               0.3%
   Other Securities                                                                             69,884,862               8.8%
                                                                                           ---------------   ---------------
Total Consumer Staples
   (Cost $77,218,674)                                                                           81,542,513              10.4%
                                                                                           ---------------   ---------------
Financials -- (7.9%)
   Akita Bank, Ltd.                                                              441,000         1,994,180               0.3%
 # Eighteenth Bank, Ltd.                                                         390,000         1,837,369               0.2%
   Kiyo Bank, Ltd.                                                               976,000         1,837,633               0.2%
   Oita Bank, Ltd.                                                               301,000         1,947,461               0.3%
   Tokai Tokyo Securities Co., Ltd.                                              635,250         1,870,664               0.2%
   Tokyo Tomin Bank, Ltd.                                                         80,500         2,034,234               0.3%
   Yamagata Bank, Ltd.                                                           389,000         1,848,043               0.2%
   Other Securities                                                                             66,376,751               8.5%
                                                                                           ---------------   ---------------
Total Financials
   (Cost $75,605,228)                                                                           79,746,335              10.2%
                                                                                           ---------------   ---------------
Health Care -- (2.7%)
 # Fujirebio, Inc.                                                               101,500         1,995,056               0.3%
   SS Pharmaceutical Co., Ltd., Tokyo                                            276,000         1,876,822               0.2%
   Other Securities                                                                             23,603,625               3.0%
                                                                                           ---------------   ---------------
Total Health Care
   (Cost $24,860,469)                                                                           27,475,503               3.5%
                                                                                           ---------------   ---------------
Energy -- (1.1%)
   AOC Holdings, Inc.                                                            160,200         2,235,879               0.3%
   Other Securities                                                                              8,385,085               1.1%
                                                                                           ---------------   ---------------
Total Energy
   (Cost $10,346,115)                                                                           10,620,964               1.4%
                                                                                           ---------------   ---------------
Utilities -- (0.5%)
Total Utilities
   (Cost $4,652,743)                                                                             5,311,001               0.7%
                                                                                           ---------------   ---------------
Other -- (0.2%)
Total Other
   (Cost $4,788,037)                                                                             1,765,577               0.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $765,635,394)                                                                         777,092,562              99.0%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.4%)
Other -- (0.4%)
 * Japanese Yen
   (Cost $3,914,685)                                                                             3,888,366               0.5%
                                                                                           ---------------   ---------------
TOTAL -- JAPAN
   (Cost $769,550,079)                                                                         780,980,928              99.5%
                                                                                           ---------------   ---------------

                                                                               FACE                            PERCENTAGE
                                                                              AMOUNT                VALUE+   OF NET ASSETS**
                                                                              ------                ------   ---------------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (22.4%)
 ^ Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities
     USA 2.96% and 2.98%, respectively, 06/01/05 (Collateralized by
     $350,771,984 U.S. TIPS 1.875%, 07/15/13 & U.S. STRIPS, rates ranging from 0% to 9.25%, maturities ranging from 11/15/08 to 11/15/22, valued at $223,916,808) to be repurchased at $219,542,589
     (Cost $219,524,430)                                                 $       219,524   $   219,524,430              28.0%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $5,863,000 FNMA Notes 2.95%, 11/14/07, valued at
     $5,855,671) to be repurchased at $5,769,463 (Cost $5,769,000)                 5,769         5,769,000               0.7%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $225,293,430)                                                                          225,293,430              28.7%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $994,843,509)                                                                      $ 1,006,274,358             128.2%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
AUSTRALIA -- (41.9%)
COMMON STOCKS -- (41.5%)
 # ABB Grain, Ltd.                                                               363,642   $     1,619,283               0.5%
   ABC Learning Centres, Ltd.                                                    353,727         1,413,036               0.4%
   Adelaide Bank, Ltd.                                                           251,960         2,069,209               0.6%
   Adelaide Brighton, Ltd.                                                     1,430,948         1,867,387               0.6%
   Arrow Pharmaceuticals, Ltd.                                                   787,475         1,544,786               0.5%
 * Austar United Communications, Ltd.                                          3,146,981         2,090,155               0.6%
 # Austereo Group, Ltd.                                                        1,080,140         1,424,961               0.4%
   Australian Pharmaceutical Industries, Ltd.                                    669,829         1,466,442               0.4%
 # Australian Pipeline Trust                                                     726,465         1,999,900               0.6%
 # Bank of Queensland, Ltd.                                                      262,337         2,179,525               0.7%
   Bendigo Bank, Ltd.                                                            358,878         2,623,612               0.8%
   Centennial Coal, Ltd.                                                         597,110         2,266,714               0.7%
 # Coates Hire, Ltd.                                                             549,361         1,729,247               0.5%
   Cochlear, Ltd.                                                                124,836         3,039,369               0.9%
 # Corporate Express Australia, Ltd.                                             449,830         1,834,457               0.6%
   Downer Group, Ltd.                                                            688,972         2,744,768               0.8%
 # Envestra, Ltd.                                                              2,038,400         1,737,575               0.5%
   Futuris Corp., Ltd.                                                         1,238,179         1,577,939               0.5%
 # Great Southern Plantations, Ltd.                                              735,162         1,966,557               0.6%
   Gunns, Ltd.                                                                   602,832         1,754,578               0.5%
   GWA International, Ltd.                                                       698,010         1,512,799               0.5%
#* Hardman Resources NL                                                        1,706,925         2,338,532               0.7%
   Iluka Resources, Ltd.                                                         513,563         2,379,885               0.7%
 # Jones (David), Ltd.                                                         1,190,508         1,615,808               0.5%
   Jubilee Mines NL                                                              358,412         1,588,689               0.5%
   MacArthur Coal, Ltd.                                                          394,540         2,051,777               0.6%
   Minara Resources, Ltd.                                                      1,229,086         1,737,046               0.5%
   Nufarm, Ltd.                                                                  287,774         1,914,646               0.6%
#* Oxiana, Ltd.                                                                2,856,763         1,849,102               0.6%
   Pacific Hydro, Ltd.                                                           380,820         1,456,574               0.4%
   Primary Health Care, Ltd.                                                     292,807         1,819,418               0.6%
   Ramsay Health Care, Ltd.                                                      340,994         2,063,632               0.6%
   Reece Australia, Ltd.                                                         251,463         2,282,042               0.7%
 # Seven Network, Ltd.                                                           354,582         1,906,472               0.6%
   SFE Corp., Ltd.                                                               334,655         2,543,444               0.8%
   Sigma Co., Ltd.                                                               375,345         2,321,649               0.7%
   Sims Group, Ltd.                                                              150,718         1,533,592               0.5%
 # Smorgon Steel Group, Ltd.                                                   2,163,008         2,027,465               0.6%
 # Spotless Group, Ltd.                                                          517,370         1,910,767               0.6%
   Transfield Services, Ltd.                                                     375,908         1,995,323               0.6%
 # United Group, Ltd.                                                            249,861         1,591,836               0.5%
   Worley Group, Ltd.                                                            398,370         2,114,403               0.6%
   Other Securities                                                                             85,397,312              25.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $151,551,186)                                                                         166,901,713              49.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Australian Dollar
     (Cost $1,273,029)                                                                           1,269,403               0.4%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.1%)
   Other Securities
     (Cost $283,859)                                                                               303,265               0.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $2,187)                                                                         $        10,308               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRALIA
   (Cost $153,110,261)                                                                         168,484,689              50.4%
                                                                                           ---------------   ---------------
HONG KONG -- (23.1%)
COMMON STOCKS -- (23.0%)
   K. Wah Construction Materials, Ltd.                                         2,455,075         1,987,953               0.6%
   Other Securities                                                                             90,550,945              27.1%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $103,984,609)                                                                          92,538,898              27.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Hong Kong Dollars
     (Cost $107,692)                                                                               107,726               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                      12,919               0.0%
                                                                                           ---------------   ---------------
TOTAL -- HONG KONG
   (Cost $104,092,301)                                                                          92,659,543              27.7%
                                                                                           ---------------   ---------------
SINGAPORE -- (12.9%)
COMMON STOCKS -- (12.9%)
   Chuan Hup Holdings, Ltd.                                                    4,385,000         1,946,228               0.6%
   Jaya Holdings, Ltd.                                                         2,733,000         1,686,003               0.5%
 # Labroy Marine, Ltd.                                                         3,343,000         1,479,655               0.4%
   Straits Trading Co., Ltd.                                                   1,117,200         1,513,182               0.5%
   Other Securities                                                                             45,312,079              13.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $56,377,025)                                                                           51,937,147              15.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $77,932)                                                                                 77,737               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                       9,912               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
   (Cost $56,454,957)                                                                           52,024,796              15.6%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (4.9%)
COMMON STOCKS -- (4.9%)
   New Zealand Refining Co., Ltd.                                                 84,779         2,012,874               0.6%
   Port of Tauranga, Ltd.                                                        541,952         1,791,836               0.5%
   Waste Management NZ, Ltd.                                                     430,471         1,863,264               0.6%
   Other Securities                                                                             14,204,918               4.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $11,983,474)                                                                           19,872,892               6.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
   (Cost $11,693)                                                                          $        11,551               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
   (Cost $11,995,167)                                                                           19,884,443               6.0%
                                                                                           ---------------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities
     (Cost $983,525)                                                                                 8,231               0.0%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
   Other Securities
     (Cost $229,462)                                                                                   753               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
   (Cost $1,212,987)                                                                                 8,984               0.0%
                                                                                           ---------------   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities                                                                                  2,280               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
   (Cost $2,510)                                                                                     2,280               0.0%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (17.2%)
 ^ Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
     (Collateralized by $61,891,609 U.S. TIPS 1.875%, 07/15/13,
     valued at $66,806,963) to be repurchased at $65,497,023
     (Cost $65,491,638)                                                  $        65,492        65,491,638              19.6%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $3,513,000 FNMA Notes 2.95%, 11/14/07, valued
     at $3,508,609) to be repurchased at $3,456,277 (Cost $3,456,000)              3,456         3,456,000               1.0%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $68,947,638)                                                                           68,947,638              20.6%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $395,815,821)                                                                     $   402,012,373             120.3%
                                                                                           ===============   ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
 ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
UNITED KINGDOM -- (95.8%)
COMMON STOCKS -- (94.4%)
Industrials -- (27.6%)
   Atkins (WS) P.L.C.                                                            234,487   $     2,927,200               0.6%
 * Cookson Group P.L.C.                                                          419,725         2,478,705               0.6%
   Davis Service Group P.L.C.                                                    345,079         2,779,174               0.6%
   De La Rue P.L.C.                                                              417,469         2,869,586               0.6%
 * Easyjet P.L.C.                                                              1,068,671         4,377,254               1.0%
   FKI P.L.C.                                                                  1,350,586         2,370,056               0.5%
   Forth Ports P.L.C.                                                            142,983         3,436,809               0.8%
   Go-Ahead Group P.L.C                                                           95,242         2,335,575               0.5%
   Homeserve P.L.C                                                               147,895         2,492,543               0.6%
 * Invensys P.L.C.                                                            13,169,327         2,695,625               0.6%
   Meggitt P.L.C.                                                                514,738         2,733,610               0.6%
   Michael Page International P.L.C.                                             731,357         2,507,014               0.6%
 * Regus Group P.L.C.                                                          2,282,259         3,741,272               0.8%
   SIG P.L.C.                                                                    273,601         2,859,416               0.6%
   Ultra Electronics Holdings P.L.C.                                             157,442         2,273,301               0.5%
   VT Group P.L.C.                                                               409,317         2,530,566               0.6%
   Weir Group P.L.C.                                                             465,726         2,617,684               0.6%
   Other Securities                                                                             82,189,664              18.0%
                                                                                           ---------------   ---------------
Total Industrials
   (Cost $99,323,658)                                                                          130,215,054              28.7%
                                                                                           ---------------   ---------------
Consumer Discretionary -- (21.9%)
   Bovis Homes Group P.L.C.                                                      273,016         3,393,807               0.8%
   First Choice Holidays P.L.C.                                                  898,634         2,952,132               0.7%
   Greene King P.L.C.                                                            157,536         3,527,502               0.8%
 # Manchester United P.L.C.                                                      609,642         3,295,485               0.7%
   McCarthy & Stone P.L.C.                                                       236,392         2,448,228               0.5%
   MFI Furniture Group P.L.C.                                                  1,434,326         2,787,349               0.6%
   Redrow P.L.C.                                                                 364,678         2,642,620               0.6%
   Stanley Leisure P.L.C.                                                        237,264         2,350,129               0.5%
   T&F Informa Group P.L.C.                                                      355,029         2,629,305               0.6%
   Other Securities                                                                             77,479,900              17.0%
                                                                                           ---------------   ---------------
Total Consumer Discretionary
   (Cost $80,612,238)                                                                          103,506,457              22.8%
                                                                                           ---------------   ---------------
Financials -- (13.7%)
   Britannic P.L.C.                                                              294,095         2,729,555               0.6%
   Brixton P.L.C.                                                                497,280         3,325,792               0.7%
   Capital & Regional P.L.C.                                                     167,410         2,370,800               0.5%
   Collins Stewart Tullett P.L.C.                                                297,402         2,280,252               0.5%
   Derwent Valley Holdings P.L.C.                                                120,874         2,522,168               0.6%
   London Merchant Securities P.L.C.                                             731,745         3,048,412               0.7%
   Pillar Property P.L.C.                                                        171,938         2,610,243               0.6%
   Other Securities                                                                             45,599,110              10.0%
                                                                                           ---------------   ---------------
Total Financials
   (Cost $43,635,352)                                                                           64,486,332              14.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
Information Technology -- (9.5%)
   Halma P.L.C.                                                                  866,782   $     2,297,578               0.5%
   Premier Farnell P.L.C.                                                        847,510         2,498,655               0.6%
   Renishaw P.L.C.                                                               188,734         2,365,695               0.5%
   Spectris P.L.C.                                                               292,280         2,626,165               0.6%
   Other Securities                                                                             35,094,618               7.7%
                                                                                           ---------------   ---------------
Total Information Technology
   (Cost $43,357,563)                                                                           44,882,711               9.9%
                                                                                           ---------------   ---------------
Consumer Staples -- (6.0%)
   Body Shop International P.L.C.                                                583,233         2,332,806               0.5%
   Dairy Crest Group P.L.C.                                                      291,948         2,531,754               0.6%
   Greggs P.L.C.                                                                  28,256         2,424,220               0.5%
   Northern Foods P.L.C.                                                       1,114,287         3,176,138               0.7%
   Somerfield P.L.C.                                                             722,361         2,589,845               0.6%
   Wolverhampton & Dudley Breweries P.L.C.                                       178,160         3,587,889               0.8%
   Other Securities                                                                             11,704,973               2.6%
                                                                                           ---------------   ---------------
Total Consumer Staples
   (Cost $19,067,077)                                                                           28,347,625               6.3%
                                                                                           ---------------   ---------------
Energy -- (4.6%)
   Paladin Resources P.L.C.                                                      786,415         2,655,019               0.6%
   Wood Group (John) P.L.C.                                                      881,804         2,348,582               0.5%
   Other Securities                                                                             16,630,239               3.7%
                                                                                           ---------------   ---------------
Total Energy
   (Cost $15,579,305)                                                                           21,633,840               4.8%
                                                                                           ---------------   ---------------
Materials -- (4.1%)
   British Vita P.L.C.                                                           425,448         2,762,055               0.6%
   Smith (DS) Holdings P.L.C.                                                    901,625         2,525,660               0.6%
   Other Securities                                                                             14,207,967               3.1%
                                                                                           ---------------   ---------------
Total Materials
   (Cost $16,273,683)                                                                           19,495,682               4.3%
                                                                                           ---------------   ---------------
Health Care -- (3.9%)
   Isoft Group P.L.C.                                                            480,414         3,499,273               0.8%
   SSL International P.L.C.                                                      448,464         2,275,024               0.5%
   Other Securities                                                                             12,544,765               2.8%
                                                                                           ---------------   ---------------
Total Health Care
   (Cost $18,206,035)                                                                           18,319,062               4.1%
                                                                                           ---------------   ---------------
Other -- (1.3%)
Total Other
   (Cost $6,482,590)                                                                             5,946,689               1.3%
                                                                                           ---------------   ---------------
Telecommunication Services -- (1.2%)
*# Colt Telecom Group P.L.C.                                                   2,574,360         2,431,060               0.6%
   Other Securities                                                                              3,286,977               0.7%
                                                                                           ---------------   ---------------
Total Telecommunication Services
   (Cost $5,706,353)                                                                             5,718,037               1.3%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
Utilities -- (0.6%)
Total Utilities
   (Cost $1,610,319)                                                                       $     3,074,791               0.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $349,854,173)                                                                         445,626,280              98.4%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (1.4%)
 * British Pound Sterling
   (Cost $6,438,398)                                                                             6,391,026               1.4%
                                                                                           ---------------   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency                                                                                       119               0.0%
                                                                                           ---------------   ---------------
TOTAL -- EMU
   (Cost $101)                                                                                         119               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other -- (0.0%)
TOTAL RIGHTS/WARRANTS
   (Cost $4,781)                                                                                     2,668               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $356,297,453)                                                                         452,020,093              99.8%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
 ^ Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
     (Collateralized by $10,628,130 U.S.TIPS 1.875%, 07/15/13, valued at $11,083,612) to be repurchased at $10,866,286
     (Cost $10,865,393)                                                  $        10,865        10,865,393               2.4%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $9,352,000 FNMA Notes 2.95%, 11/14/07, valued
     at $9,340,310) to be repurchased at $9,202,739 (Cost $9,202,000)              9,202         9,202,000               2.0%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $20,067,393)                                                                           20,067,393               4.4%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $376,364,846)                                                                     $   472,087,486             104.2%
                                                                                           ===============   ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
 ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
FRANCE -- (11.6%)
COMMON STOCKS -- (11.6%)
   Bains de Mer et du Cercle des Etrangers a Monaco                                4,615   $     2,782,721               0.4%
   Electricite de Strasbourg                                                      23,784         3,161,887               0.4%
 # Fimalac SA                                                                    111,143         5,089,744               0.6%
 # Guyenne et Gascogne SA                                                         26,000         3,157,908               0.4%
*# Scor SA                                                                     1,501,322         3,076,327               0.4%
   Somfy Interational SA                                                          22,900         4,634,894               0.6%
 # SR Teleperformance                                                             90,928         2,678,600               0.3%
   Taittinger SA                                                                  12,700         4,861,886               0.6%
 # Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)             31,700         7,340,336               0.9%
   Other Securities                                                                             80,186,493               9.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $68,844,497)                                                                          116,970,796              14.3%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $63,013)                                                                                 56,105               0.0%
                                                                                           ---------------   ---------------
TOTAL -- FRANCE
   (Cost $68,907,510)                                                                          117,026,901              14.3%
                                                                                           ---------------   ---------------
SWITZERLAND -- (11.4%)
COMMON STOCKS -- (11.3%)
   Baloise-Holding                                                                98,089         5,121,833               0.6%
   Energiedienst Holding AG                                                        8,265         2,681,187               0.3%
 * Fischer (Georg) AG, Schaffhausen                                                8,458         2,507,314               0.3%
   Kudelski SA                                                                    77,568         2,730,391               0.3%
 * Kuoni Reisen Holding AG                                                         6,937         2,751,468               0.3%
 * Micronas Semi                                                                  78,808         2,952,423               0.4%
   Phonak Holding AG                                                             119,848         4,394,238               0.5%
 * PSP Swiss Property AG                                                          83,303         3,675,148               0.4%
   Rieters Holdings AG                                                            11,206         3,037,018               0.4%
   Sig Holding AG                                                                 14,026         2,982,211               0.4%
 * Sika Finanz AG, Baar                                                            4,967         3,120,035               0.4%
 # Unaxis Holding AG                                                              26,214         3,678,214               0.5%
 * Valiant Holding AG                                                             38,011         3,348,538               0.4%
   Other Securities                                                                             71,016,608               8.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $91,041,286)                                                                          113,996,626              13.9%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.1%)
   Other Securities
     (Cost $266,229)                                                                               556,142               0.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $530,393)                                                                               524,235               0.1%
                                                                                           ---------------   ---------------
TOTAL -- SWITZERLAND
   (Cost $91,837,908)                                                                          115,077,003              14.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
GERMANY -- (9.6%)
COMMON STOCKS -- (9.6%)
   Douglas Holding AG                                                             71,252   $     2,418,245               0.3%
 * IVG Immobilien AG                                                             143,237         2,602,157               0.3%
   K & S Aktiengesellschaft AG                                                   129,500         6,914,946               0.9%
   Leoni AG                                                                       37,500         2,893,666               0.4%
   Stada Arzneimittel AG                                                          84,036         2,591,605               0.3%
   Other Securities                                                                             78,833,834               9.6%
                                                                                           ---------------   ---------------
TOTAL -- GERMANY
   (Cost $69,430,081)                                                                           96,254,453              11.8%
                                                                                           ---------------   ---------------
ITALY -- (6.6%)
COMMON STOCKS -- (6.6%)
   Erg SpA                                                                       173,330         2,685,619               0.3%
   Manifattura Lane Gaetano Marzotto & Figli SpA                                 138,000         3,034,347               0.4%
   Other Securities                                                                             60,574,970               7.4%
                                                                                           ---------------   ---------------
TOTAL -- ITALY
   (Cost $41,549,484)                                                                           66,294,936               8.1%
                                                                                           ---------------   ---------------
SWEDEN -- (6.2%)
COMMON STOCKS -- (6.1%)
   Fabege AB                                                                     164,145         3,312,075               0.4%
   Getinge AB                                                                    176,604         2,565,060               0.3%
   Other Securities                                                                             55,746,895               6.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $37,572,660)                                                                           61,624,030               7.5%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Swedish Krona
   (Cost $387,038)                                                                                 381,234               0.1%
                                                                                           ---------------   ---------------
TOTAL -- SWEDEN
   (Cost $37,959,698)                                                                           62,005,264               7.6%
                                                                                           ---------------   ---------------
NETHERLANDS -- (6.0%)
COMMON STOCKS -- (6.0%)
*# Hagemeyer NV                                                                1,095,089         2,601,670               0.3%
   Heijmans NV                                                                    60,267         2,574,421               0.3%
   Koninklijke Bam NV                                                             40,018         2,525,120               0.3%
   Stork NV                                                                       69,531         2,761,072               0.3%
*# Versatel Telecom International NV                                           1,041,167         2,499,356               0.3%
   Other Securities                                                                             47,618,572               5.9%
                                                                                           ---------------   ---------------
TOTAL -- NETHERLANDS
   (Cost $43,561,295)                                                                           60,580,211               7.4%
                                                                                           ---------------   ---------------
FINLAND -- (4.9%)
COMMON STOCKS -- (4.9%)
   Nokian Renkaat Oyj                                                            158,900         2,835,395               0.4%
   Rautaruukki Oyj Series K                                                      188,780         2,659,420               0.3%
   Wartsila Corp. Oyj Series B                                                    99,690         2,999,117               0.4%
   Other Securities                                                                             40,642,998               4.9%
                                                                                           ---------------   ---------------
TOTAL -- FINLAND
   (Cost $30,505,512)                                                                           49,136,930               6.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
GREECE -- (4.0%)
COMMON STOCKS -- (4.0%)
   Bank of Greece                                                                 21,842   $     2,757,381               0.4%
   Bank of Piraeus S.A.                                                          163,829         2,928,966               0.4%
   Motor Oil (Hellas) Corinth Refineries S.A.                                    211,380         3,294,370               0.4%
   Other Securities                                                                             31,305,498               3.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $38,181,724)                                                                           40,286,215               4.9%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
   Other Securities
     (Cost $8,592)                                                                                   9,115               0.0%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
   (Cost $38,190,316)                                                                           40,295,330               4.9%
                                                                                           ---------------   ---------------
SPAIN -- (4.0%)
COMMON STOCKS -- (4.0%)
   Banco de Valencia SA                                                          191,814         5,579,619               0.7%
   Other Securities                                                                             34,396,927               4.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $16,699,311)                                                                           39,976,546               4.9%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                     244,722               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SPAIN
   (Cost $16,699,311)                                                                           40,221,268               4.9%
                                                                                           ---------------   ---------------
DENMARK -- (3.9%)
COMMON STOCKS -- (3.9%)
   Dampskibsselsk Torm A.S.                                                       49,460         2,700,186               0.3%
   GN Great Nordic A.S.                                                          210,980         2,423,246               0.3%
 * Jyske Bank A.S.                                                                75,520         2,885,152               0.4%
   Other Securities                                                                             31,415,338               3.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $17,204,519)                                                                           39,423,922               4.8%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities                                                                                 18,603               0.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
   (Cost $17,204,519)                                                                           39,442,525               4.8%
                                                                                           ---------------   ---------------
NORWAY -- (3.6%)
COMMON STOCKS -- (3.6%)
   Schibsted ASA                                                                 112,960         2,981,575               0.4%
   Other Securities                                                                             33,563,678               4.1%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $19,444,016)                                                                           36,545,253               4.5%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
   (Cost $102,528)                                                                                 101,196               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
   (Cost $19,546,544)                                                                           36,646,449               4.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BELGIUM -- (3.3%)
COMMON STOCKS -- (3.3%)
   Banque Nationale de Belgique                                                      710   $     2,916,481               0.4%
   Other Securities                                                                             30,283,030               3.7%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
   (Cost $22,063,145)                                                                           33,199,511               4.1%
                                                                                           ---------------   ---------------
IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
   DCC P.L.C.                                                                    136,863         2,713,488               0.3%
   Grafton Group P.L.C.                                                          284,256         3,302,959               0.4%
   Other Securities                                                                             19,844,993               2.5%
                                                                                           ---------------   ---------------
TOTAL -- IRELAND
   (Cost $16,873,795)                                                                           25,861,440               3.2%
                                                                                           ---------------   ---------------
AUSTRIA -- (2.1%)
COMMON STOCKS -- (2.1%)
   Other Securities
   (Cost $11,965,667)                                                                           20,821,107               2.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                         429               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
   (Cost $11,965,667)                                                                           20,821,536               2.6%
                                                                                           ---------------   ---------------
PORTUGAL -- (1.2%)
COMMON STOCKS -- (1.2%)
   Other Securities                                                                             11,896,354               1.5%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
   (Cost $6,843,117)                                                                            11,896,354               1.5%
                                                                                           ---------------   ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency                                                                                   554,480               0.1%
                                                                                           ---------------   ---------------
TOTAL -- EMU
   (Cost $564,980)                                                                                 554,480               0.1%
                                                                                           ---------------   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities                                                                                 70,261               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
   (Cost $214,919)                                                                                  70,261               0.0%
                                                                                           ---------------   ---------------

                                                                              FACE                             PERCENTAGE
                                                                             AMOUNT                 VALUE+   OF NET ASSETS**
                                                                             ------                 ------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (18.9%)
 ^ Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities
     USA 2.96% and 2.98%, respectively, 06/01/05 (Collateralized by
     $277,454,335 U.S. TIPS 1.875%, 07/15/13 & U.S. STRIPS, rates ranging from 0% to 9.875%, maturities ranging from 11/15/05 to
     02/15/29, valued at $193,688,829) to be repurchased at
     $189,898,459 (Cost $189,882,796)                                    $       189,883   $   189,882,796              23.2%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $828,000 FNMA Notes 2.95%, 11/14/07, valued
     at $826,965) to be repurchased at $814,065 (Cost $814,000)                      814           814,000               0.1%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $190,696,796)                                                                         190,696,796              23.3%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $724,614,597)                                                                     $ 1,006,081,648             123.2%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
MEXICO -- (12.1%)
COMMON STOCKS -- (12.1%)
  America Movil S.A. de C.V. Series L                                         10,897,700   $    30,837,777               2.2%
* America Telecom S.A. de C.V. Series A                                        5,129,240        15,504,095               1.1%
  Cementos de Mexico S.A. de C.V. Series B                                     1,551,017        11,800,403               0.8%
  Grupo Financiero Inbursa S.A. de C.V. Series O                               3,161,776         6,739,328               0.5%
  Grupo Modelo S.A. de C.V. Series C                                           2,602,300         7,889,851               0.6%
  Telefonos de Mexico S.A. de C.V.                                            18,366,800        16,975,833               1.2%
  Wal-Mart de Mexico S.A. de C.V. Series V                                     5,494,302        20,822,553               1.5%
  Other Securities                                                                              56,889,988               4.0%
                                                                                           ---------------   ---------------
TOTAL -- MEXICO
  (Cost $112,747,040)                                                                          167,459,828              11.9%
                                                                                           ---------------   ---------------
TAIWAN -- (11.7%)
COMMON STOCKS -- (11.7%)
  Cathay Financial Holdings Co., Ltd.                                          5,527,529        10,537,019               0.8%
  Hon Hai Precision Industry Co., Ltd.                                         1,899,306         9,940,234               0.7%
  Taiwan Semiconductor Manufacturing Co., Ltd.                                13,743,936        24,779,451               1.8%
  Other Securities                                                                             117,639,170               8.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $143,235,910)                                                                          162,895,874              11.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Taiwan Dollar
    (Cost $17,422)                                                                                  17,498               0.0%
                                                                                           ---------------   ---------------
TOTAL -- TAIWAN
  (Cost $143,253,332)                                                                          162,913,372              11.6%
                                                                                           ---------------   ---------------
SOUTH KOREA -- (11.7%)
COMMON STOCKS -- (11.7%)
  Korea Electric Power Corp.                                                     495,290        14,472,188               1.0%
  KT Corp.                                                                       195,930         7,896,552               0.6%
  POSCO                                                                           40,940         7,297,089               0.5%
  Samsung Electronics Co., Ltd.                                                   53,188        25,686,766               1.8%
  SK Telecom Co., Ltd.                                                            56,085         9,947,204               0.7%
  Other Securities                                                                              96,665,661               6.9%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH KOREA
  (Cost $94,368,322)                                                                           161,965,460              11.5%
                                                                                           ---------------   ---------------
SOUTH AFRICA -- (10.9%)
COMMON STOCKS -- (10.9%)
  ABSA Group, Ltd.                                                               604,870         7,346,378               0.5%
  Anglo American Platinum Corp., Ltd.                                            302,315        12,993,774               0.9%
  Anglo American PLC                                                             667,281        15,902,785               1.1%
  Anglogold, Ltd.                                                                304,962        10,293,029               0.7%
  Firstrand, Ltd.                                                              5,453,719        10,993,898               0.8%
  MTN Group, Ltd.                                                              1,329,332         8,773,164               0.6%
  Standard Bank Group, Ltd.                                                      979,729         8,918,054               0.6%
  Telkom SA, Ltd.                                                                660,710        10,789,042               0.8%
  Other Securities                                                                              64,763,939               4.7%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH AFRICA
  (Cost $135,051,995)                                                                          150,774,063              10.7%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BRAZIL -- (10.8%)
PREFERRED STOCKS -- (9.7%)
  Banci Itau Holding Financeira SA                                                86,800   $    15,274,206               1.1%
  Banco Bradesco SA                                                              401,079        12,908,768               0.9%
  Investimentos Itau SA                                                        3,300,893         6,740,151               0.5%
  Telesp Participacoes SA                                                    621,100,000        11,793,038               0.8%
  Vale do Rio Doce Series A                                                      926,880        22,888,300               1.6%
  Other Securities                                                                              64,665,925               4.7%
                                                                                           ---------------   ---------------
TOTAL PREFERRED STOCKS
  (Cost $78,699,331)                                                                           134,270,388               9.6%
                                                                                           ---------------   ---------------
COMMON STOCKS -- (1.1%)
  Other Securities
    (Cost $9,933,446)                                                                           15,689,167               1.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  * Brazilian Real
    (Cost $32,142)                                                                                  34,038               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        9,240               0.0%
                                                                                           ---------------   ---------------
TOTAL -- BRAZIL
  (Cost $88,664,919)                                                                           150,002,833              10.7%
                                                                                           ---------------   ---------------
MALAYSIA -- (6.6%)
COMMON STOCKS -- (6.6%)
  Malayan Banking Berhad                                                       2,815,700         8,142,334               0.6%
  Malaysian International Shipping Corp.
  (Foreign)                                                                    1,501,566         6,824,540               0.5%
  Telekom Malaysia Berhad                                                      3,138,900         8,078,652               0.6%
  Tenaga Nasional Berhad                                                       3,662,800         9,923,114               0.7%
  Other Securities                                                                              59,032,307               4.2%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $86,119,098)                                                                            92,000,947               6.6%
                                                                                           ---------------   ---------------
TURKEY -- (6.3%)
COMMON STOCKS -- (6.3%)
  Akbank T.A.S.                                                                2,264,998        12,090,210               0.9%
  Arcelik A.S.                                                                 1,549,702         8,127,666               0.6%
* Turkiye Garanti Bankasi A.S.                                                 2,261,914         8,536,645               0.6%
  Turkiye Is Bankasi A.S.                                                      2,002,976        10,818,452               0.8%
  Other Securities                                                                              47,423,845               3.3%
                                                                                           ---------------   ---------------
TOTAL -- TURKEY
  (Cost $29,310,662)                                                                            86,996,818               6.2%
                                                                                           ---------------   ---------------
ISRAEL -- (5.5%)
COMMON STOCKS -- (5.5%)
  Bank Hapoalim, Ltd.                                                          2,309,640         8,108,404               0.6%
  Bank Leumi Le-Israel                                                         2,802,069         7,928,531               0.6%
  Israel Chemicals, Ltd.                                                       2,410,526         7,714,773               0.5%
  Teva Pharmaceutical Industries, Ltd.                                           418,280        13,912,996               1.0%
  Other Securities                                                                              39,304,707               2.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $37,118,237)                                                                            76,969,411               5.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Israel Shekel
    (Cost $153)                                                                            $           157               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ISRAEL
  (Cost $37,118,390)                                                                            76,969,568               5.5%
                                                                                           ---------------   ---------------
INDONESIA -- (4.7%)
COMMON STOCKS -- (4.7%)
  PT Astra International Tbk                                                   8,470,461        10,387,615               0.7%
  PT Indonesian Satellite Corp.Tbk                                            14,967,500         7,774,558               0.6%
  PT Telekomunikasi Indonesia (Persero) Tbk                                   37,153,640        18,242,960               1.3%
  PT Unilever Tbk                                                             16,022,000         7,688,916               0.5%
  Other Securities                                                                              20,414,783               1.5%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $39,400,179)                                                                            64,508,832               4.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                          928               0.0%
                                                                                           ---------------   ---------------
TOTAL -- INDONESIA
  (Cost $39,400,179)                                                                            64,509,760               4.6%
                                                                                           ---------------   ---------------
UNITED STATES -- (4.0%)
COMMON STOCKS -- (4.0%)
  Banco Santander Chile Sponsored ADR                                            295,998         9,235,138               0.7%
  Empresa Nacional de Electricidad SA ADR                                        514,018        11,822,414               0.8%
  Other Securities                                                                              34,354,113               2.4%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
  (Cost $40,357,553)                                                                            55,411,665               3.9%
                                                                                           ---------------   ---------------
THAILAND -- (3.6%)
COMMON STOCKS -- (3.6%)
  Advance Info Service Public Co., Ltd. (Foreign)                              5,982,000        13,766,109               1.0%
  Other Securities                                                                              36,822,975               2.6%
                                                                                           ---------------   ---------------
TOTAL -- THAILAND
  (Cost $40,370,479)                                                                            50,589,084               3.6%
                                                                                           ---------------   ---------------
HUNGARY -- (3.0%)
COMMON STOCKS -- (3.0%)
* Magyar Olay-Es Gazipari RT                                                     168,429        12,524,216               0.9%
  Orszagos Takerekpenztar es Keresdelmi Bank RT                                  386,220        11,975,686               0.9%
  Other Securities                                                                              16,923,392               1.2%
                                                                                           ---------------   ---------------
TOTAL -- HUNGARY
  (Cost $15,788,433)                                                                            41,423,294               3.0%
                                                                                           ---------------   ---------------
PHILIPPINES -- (2.5%)
COMMON STOCKS -- (2.5%)
  Philippine Long Distance Telephone Co.                                         347,030         9,389,585               0.7%
  Other Securities                                                                              25,113,621               1.8%
                                                                                           ---------------   ---------------
TOTAL -- PHILIPPINES
  (Cost $41,776,760)                                                                            34,503,206               2.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
POLAND -- (2.4%)
COMMON STOCKS -- (2.4%)
  Other Securities                                                                         $    33,858,709               2.4%
                                                                                           ---------------   ---------------
TOTAL -- POLAND
  (Cost $20,586,160)                                                                            33,858,709               2.4%
                                                                                           ---------------   ---------------
ARGENTINA -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities
    (Cost $24,666,515)                                                                          22,896,165               1.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
    (Cost $256,447)                                                                                261,567               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ARGENTINA
  (Cost $24,922,962)                                                                            23,157,732               1.6%
                                                                                           ---------------   ---------------
INDIA -- (1.5%)
COMMON STOCKS -- (1.5%)
  Other Securities                                                                              20,818,618               1.5%
                                                                                           ---------------   ---------------
TOTAL -- INDIA
  (Cost $20,211,656)                                                                            20,818,618               1.5%
                                                                                           ---------------   ---------------
CZECH REPUBLIC -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                               8,904,597               0.6%
                                                                                           ---------------   ---------------
TOTAL -- CZECH REPUBLIC
  (Cost $6,006,278)                                                                              8,904,597               0.6%
                                                                                           ---------------   ---------------

                                                                                                FACE
                                                                                               AMOUNT
                                                                                               ------
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $5,486,000 FNMA Notes 2.95%, 11/14/07, valued
    at $5,479,143) to be repurchased at $5,398,433 (Cost $5,398,000)     $         5,398         5,398,000               0.4%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $981,452,218)                                                                      $ 1,387,657,554              98.8%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
TAIWAN -- (12.2%)
COMMON STOCKS -- (12.1%)
  Other Securities
    (Cost $39,300,564)                                                                     $    41,513,126              12.2%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
    (Cost $309,563)                                                                                309,643               0.1%
                                                                                           ---------------   ---------------
TOTAL -- TAIWAN
  (Cost $39,610,127)                                                                            41,822,769              12.3%
                                                                                           ---------------   ---------------
SOUTH KOREA -- (12.1%)
COMMON STOCKS -- (12.1%)
  Daewoo International Corp.                                                      73,740         1,083,557               0.3%
* Daewoo Securities Co., Ltd.                                                    179,550         1,188,861               0.4%
  Other Securities                                                                              38,892,278              11.4%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH KOREA
  (Cost $27,932,788)                                                                            41,164,696              12.1%
                                                                                           ---------------   ---------------
SOUTH AFRICA -- (11.7%)
COMMON STOCKS -- (11.7%)
* Anglovaal Mining, Ltd.                                                         345,181         1,705,975               0.5%
  Aspen Pharmacare Holdings PLC                                                  338,902         1,241,432               0.4%
  Highveld Steel & Vanadilum Corp., Ltd.                                         170,284         1,868,877               0.6%
  Investec, Ltd.                                                                  61,734         1,773,851               0.5%
  Reunert                                                                        196,516         1,058,043               0.3%
  Shoprite Holdings, Ltd.                                                        676,148         1,399,784               0.4%
  Sun International, Ltd.                                                        118,612         1,116,046               0.3%
  Tongaat-Hulett Group, Ltd.                                                     170,160         1,476,295               0.4%
  Truworths International, Ltd.                                                  449,776         1,108,406               0.3%
  Other Securities                                                                              27,175,084              8.0%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH AFRICA
  (Cost $36,033,034)                                                                            39,923,793              11.7%
                                                                                           ---------------   ---------------
BRAZIL -- (11.7%)
PREFERRED STOCKS -- (10.8%)
  Acesita SA                                                                      97,876         1,287,276               0.4%
* Electropaulo Electrecidade Metropolitana                                    49,450,000         1,918,894               0.6%
  Klabin SA                                                                    1,216,000         2,003,536               0.6%
  Lojas Americanas SA                                                        115,490,369         2,109,455               0.6%
  Metalurgica Gerdau SA                                                          130,853         1,813,858               0.5%
  Paranaense de Energia Series B                                             409,200,000         2,343,623               0.7%
  Perdigao SA NPV                                                                 71,300         1,492,876               0.4%
  Sadia SA                                                                       910,000         1,484,250               0.4%
  Suzano Bahia Sul Papel e Celullose SA                                          292,642         1,275,261               0.4%
  Tele Celular Sul Participacoes SA                                          965,995,284         1,515,444               0.5%
  Tim Sul SA Preferred Series B                                               24,690,000         1,116,916               0.3%
  Ultrapar Participants                                                      138,130,353         2,379,660               0.7%
  Uniao des Industrias Petroquimicas SA Series B                               1,074,144         1,328,470               0.4%
  Weg SA                                                                         726,800         2,204,984               0.7%
  Other Securities                                                                              12,639,833              3.6%
                                                                                           ---------------   ---------------
TOTAL PREFERRED STOCKS
  (Cost $25,429,586)                                                                            36,914,336              10.8%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
COMMON STOCKS -- (0.9%)
  Copesul Companhia Petroquimica do Sul                                          182,000   $     2,409,546               0.7%
  Other Securities                                                                                 553,032               0.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $1,278,647)                                                                              2,962,578               0.9%
                                                                                           ---------------   ---------------
TOTAL -- BRAZIL
  (Cost $26,708,233)                                                                            39,876,914              11.7%
                                                                                           ---------------   ---------------
MALAYSIA -- (10.6%)
COMMON STOCKS -- (10.6%)
  Other Securities
    (Cost $42,241,527)                                                                          36,292,371              10.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $1,222)                                                                                    4,056               0.0%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities
    (Cost $43,180)                                                                                   3,803               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $42,285,929)                                                                            36,300,230              10.6%
                                                                                           ---------------   ---------------
TURKEY -- (8.1%)
COMMON STOCKS -- (8.1%)
  Akcansa Cimento Sanayi ve Ticaret A.S                                          309,894         1,055,291               0.3%
  Aksigorta A.S.                                                                 324,225         1,244,948               0.4%
  Cimsa Cimento Sanayi Ve Ticaret A.S.                                           259,130         1,090,196               0.3%
* Finansbank A.S.                                                                911,286         3,229,243               1.0%
* Turk Dis Ticaret Bankasi A.S.                                                  612,806         1,941,057               0.6%
  Other Securities                                                                              18,975,332               5.5%
                                                                                           ---------------   ---------------
TOTAL -- TURKEY
  (Cost $17,648,646)                                                                            27,536,067               8.1%
                                                                                           ---------------   ---------------
ISRAEL -- (7.5%)
COMMON STOCKS -- (7.5%)
  Delek Automotive Systems, Ltd.                                                 154,049         1,123,219               0.3%
* Koor Industries, Ltd.                                                           19,500         1,269,096               0.4%
* Nice Systems, Ltd.                                                              28,424         1,042,590               0.3%
  Super-Sol, Ltd. Series B                                                       409,493         1,104,308               0.3%
  Other Securities                                                                              20,912,670               6.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $18,931,808)                                                                            25,451,883               7.5%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       12,478               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ISRAEL
  (Cost $18,931,808)                                                                            25,464,361               7.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
MEXICO -- (7.1%)
COMMON STOCKS -- (7.1%)
  Consorcio Ara S.A.                                                             775,400   $     2,521,892               0.8%
  Controladora Comercial Mexicana S.A. de C.V. Series B                        1,633,500         1,755,911               0.5%
* Corporacion Geo S.A. de C.V. Series B                                        1,330,000         3,146,490               0.9%
* Corporacion Interamericana de Entramiento S.A. de C.V. Series B                703,769         1,364,301               0.4%
  Embotelladora Arca S.A. de C.V., Mexico                                      1,331,800         2,739,622               0.8%
* Empresas ICA Sociedad Controladora S.A. de C.V.                              6,256,350         2,471,650               0.7%
  Gruma S.A. de C.V. Series B                                                    856,800         1,830,206               0.5%
* Industrias S.A. de C.V. Series B                                               661,248         1,372,999               0.4%
  TV Azteca S.A. de C.V. Series A                                              2,248,900         1,148,795               0.3%
  Other Securities                                                                               5,983,912               1.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $19,249,303)                                                                            24,335,778               7.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
    (Cost $8,636)                                                                                    7,227               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MEXICO
  (Cost $19,257,939)                                                                            24,343,005               7.1%
                                                                                           ---------------   ---------------
THAILAND -- (6.0%)
COMMON STOCKS -- (6.0%)
  Other Securities                                                                              20,630,868               6.1%
                                                                                           ---------------   ---------------
TOTAL -- THAILAND
  (Cost $21,247,682)                                                                            20,630,868               6.1%
                                                                                           ---------------   ---------------
INDONESIA -- (4.6%)
COMMON STOCKS -- (4.6%)
  PT Astra Agro Lestari Tbk                                                    6,656,000         2,549,611               0.8%
  PT Bank NISP Tbk                                                            13,832,920         1,360,657               0.4%
  PT Berlian Laju Tanker Tbk                                                  14,767,200         1,456,914               0.4%
  PT Kalbe Farma Tbk                                                          25,907,600         2,114,538               0.6%
  Other Securities                                                                               8,212,393               2.4%
                                                                                           ---------------   ---------------
TOTAL -- INDONESIA
  (Cost $8,065,050)                                                                             15,694,113               4.6%
                                                                                           ---------------   ---------------
POLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
  Other Securities                                                                               7,422,659               2.2%
                                                                                           ---------------   ---------------
TOTAL -- POLAND
  (Cost $4,725,756)                                                                              7,422,659               2.2%
                                                                                           ---------------   ---------------
PHILIPPINES -- (1.9%)
COMMON STOCKS -- (1.9%)
  Other Securities                                                                               6,609,887               1.9%
                                                                                           ---------------   ---------------
TOTAL -- PHILIPPINES
  (Cost $6,061,276)                                                                              6,609,887               1.9%
                                                                                           ---------------   ---------------
INDIA -- (1.4%)
COMMON STOCKS -- (1.4%)
  Other Securities                                                                               4,925,563               1.4%
                                                                                           ---------------   ---------------
TOTAL -- INDIA
  (Cost $4,991,989)                                                                              4,925,563               1.4%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
HUNGARY -- (1.4%)
COMMON STOCKS -- (1.4%)
* Danubius Hotel & Spa RT                                                         58,038   $     1,307,560               0.4%
  Delmagyarorszagi Aramszolgaltato Demasz RT                                      15,581         1,039,675               0.3%
  Other Securities                                                                               2,437,078               0.7%
                                                                                           ---------------   ---------------
TOTAL -- HUNGARY
  (Cost $4,841,731)                                                                              4,784,313               1.4%
                                                                                           ---------------   ---------------
ARGENTINA -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities
    (Cost $2,451,971)                                                                            2,336,888               0.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
    (Cost $116,655)                                                                                118,681               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ARGENTINA
  (Cost $2,568,626)                                                                              2,455,569               0.7%
                                                                                           ---------------   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                                   6,791               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
  (Cost $12,241)                                                                                     6,791               0.0%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $2,710,000 FNMA Notes 2.95%, 11/14/07, valued
    at $2,706,613) to be repurchased at $2,666,214 (Cost $2,666,000)     $         2,666         2,666,000               0.8%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $283,588,855)                                                                      $   341,627,598             100.2%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                     FACE
                                                                                    AMOUNT                 VALUE+
                                                                                    ------                 ------
                                                                                    (000)
UNITED STATES -- (50.8%)
AGENCY OBLIGATIONS -- (33.4%)
Federal Farm Credit Bank
    2.750%, 09/29/06                                                          $        141,060   $    139,294,070
Federal Home Loan Bank
    2.875%, 08/15/06                                                                    17,000         16,839,044
    2.625%, 10/16/06                                                                    66,000         65,062,206
    3.375%, 02/23/07                                                                    70,000         69,598,340
Federal Home Loan Mortgage Corporation
    2.750%, 08/15/06                                                                    31,500         31,152,744
    2.750%, 10/15/06                                                                   105,000        103,664,505
    3.750%, 04/15/07                                                                    26,000         26,010,920
Federal National Mortgage Association
    4.375%, 10/15/06                                                                   121,000        122,078,594
    2.375%, 02/15/07                                                                    50,000         48,866,550
                                                                                                 ----------------
TOTAL AGENCY OBLIGATIONS
   (Cost $628,366,597)                                                                                622,566,973
                                                                                                 ----------------
BONDS -- (17.4%)
Bank of America Corp.
    5.250%, 02/01/07                                                                    52,700         53,803,591
Citigroup, Inc.
    6.250%, 05/15/06                                                                    21,079         21,532,220
    5.500%, 08/09/06                                                                     6,600          6,712,497
General Electric Capital Corp.
    2.970%, 07/26/06                                                                    45,200         44,760,340
KFW International Finance, Inc.
    5.250%, 06/28/06                                                                    45,000         45,646,920
Landesbank Baden-Wuerttemberg
    4.150%, 03/30/07                                                                    53,000         53,159,742
Toyota Motor Credit Corp.
    3.000%, 06/09/06                                                                    40,000         39,605,920
    2.900%, 07/14/06                                                                     5,200          5,134,256
US Bank NA
    2.850%, 11/15/06                                                                     7,000          6,889,652
Wal-Mart Stores, Inc.
    5.450%, 08/01/06                                                                    28,323         28,815,367
Wells Fargo & Co.
    5.900%, 05/21/06                                                                    17,035         17,350,556
                                                                                                 ----------------
TOTAL -- BONDS
  (Cost $325,474,332)                                                                                 323,411,061
                                                                                                 ----------------
TOTAL -- UNITED STATES
  (Cost $953,840,929)                                                                                 945,978,034
                                                                                                 ----------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (14.6%)
BONDS -- (14.6%)
Asian Development Bank
    4.875%, 02/05/07                                                                    51,500         52,595,920
Council of Europe
    4.875%, 01/23/07                                                                    53,000         53,936,669
European Bank For Reconstruction & Development
    5.375%, 06/15/06                                                          $         49,700   $     50,389,389
European Investment Bank
    3.000%, 08/15/06                                                                    34,000         33,794,946
    4.875%, 09/06/06                                                                    16,500         16,747,533
Inter-American Development Bank
    6.625%, 03/07/07                                                                    10,600         11,134,314
International Finance Corp.
    4.750%, 04/30/07                                                                     7,700          7,836,752
World Bank (International Bank for Reconstruction & Development)
  Corporate Bonds
    4.375%, 09/28/06                                                                    44,500         44,950,295
                                                                                                 ----------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
  (Cost $272,520,661)                                                                                 271,385,818
                                                                                                 ----------------
CANADA -- (7.8%)
BONDS -- (7.8%)
British Columbia, Province of
    4.625%, 10/03/06                                                                    48,500         49,129,239
Canadian Government
    6.750%, 08/28/06                                                                    46,700         48,444,151
Manitoba, Province of
    4.250%, 11/20/06                                                                    47,000         47,334,476
                                                                                                 ----------------
TOTAL -- CANADA
  (Cost $146,414,630)                                                                                 144,907,866
                                                                                                 ----------------
GERMANY -- (5.7%)
BONDS -- (5.7%)
Landeskreditbank Baden-Wuerttemberg-Foerderbank
    4.875%, 01/30/07                                                                    53,000         53,868,458
Landwirtschaft Rentenbank
    4.500%, 10/23/06                                                                    49,737         50,221,390
    4.875%, 03/12/07                                                                     3,000          3,051,069
                                                                                                 ----------------
TOTAL -- GERMANY
  (Cost $107,871,824)                                                                                 107,140,917
                                                                                                 ----------------
NETHERLANDS -- (4.5%)
BONDS -- (4.5%)
Bank Nederlandse Gemeenten
    4.500%, 12/14/06                                                                    43,000         43,448,576
Nederlandse Waterschapsbank NV
    6.875%, 10/26/06                                                                    10,000         10,395,470
Rabobank
    5.750%, 05/25/06                                                                    30,000         30,575,580
                                                                                                 ----------------
TOTAL -- NETHERLANDS
  (Cost $84,927,406)                                                                                   84,419,626
                                                                                                 ----------------

                                                                                     FACE
                                                                                    AMOUNT                 VALUE+
                                                                                    ------                 ------
                                                                                    (000)
AUSTRIA -- (3.3%)
BONDS -- (3.3%)
Bank Austria AG
    5.750%, 06/08/06                                                          $         10,000   $     10,189,910
Oesterreichische Kontrollbank AG
    5.125%, 03/20/07                                                                    50,000         51,232,100
                                                                                                 ----------------
TOTAL -- AUSTRIA
  (Cost $61,204,193)                                                                                   61,422,010
                                                                                                 ----------------
SPAIN -- (2.7%)
BONDS -- (2.7%)
Institut de Credito Oficial
    4.625%, 11/29/06
    (Cost $50,944,882)                                                                  50,000         50,524,200
                                                                                                 ----------------
SWEDEN -- (2.7%)
BONDS -- (2.7%)
Swedish Export Credit Corp.
    4.625%, 11/06/06                                                                    15,000         15,168,735
    2.875%, 01/26/07                                                                    35,000         34,448,400
                                                                                                 ----------------
TOTAL -- SWEDEN
  (Cost $49,981,036)                                                                                   49,617,135
                                                                                                 ----------------
NORWAY -- (2.5%)
BONDS -- (2.5%)
Eksportfinans ASA
    5.750%, 06/06/06
    (Cost $47,042,721)                                                                  45,700         46,613,269
                                                                                                 ----------------
DENMARK -- (2.4%)
BONDS -- (2.4%)
Denmark (Kingdom of)
    5.125%, 12/28/06
    (Cost $44,120,887)                                                                  43,000         43,930,864
                                                                                                 ----------------
UNITED KINGDOM -- (1.5%)
BONDS -- (1.5%)
BP Capital Markets P.L.C.
    2.350%, 06/15/06                                                          $         14,000   $     13,785,002
    2.750%, 12/29/06                                                                    15,066         14,828,157
                                                                                                 ----------------
TOTAL -- UNITED KINGDOM
  (Cost $28,660,972)                                                                                   28,613,159
                                                                                                 ----------------
FRANCE -- (0.8%)
BONDS -- (0.8%)
Dexia Municipal Agency
    5.125%, 09/11/06
    (Cost $15,420,689)                                                                  15,000         15,223,185
                                                                                                 ----------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $12,453,000 FNMA Notes 2.95%, 11/14/07,
    valued at $12,437,434) to be repurchased at $12,253,984
    (Cost $12,253,000)                                                                  12,253         12,253,000
                                                                                                 ----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,875,203,830)                                                                          $  1,862,029,083
                                                                                                 ================

----------
  +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                     THE U.S.        THE U.S.        THE U.S.          THE DFA
                                                                      LARGE         LARGE CAP         SMALL        INTERNATIONAL
                                                                     COMPANY          VALUE            CAP             VALUE
                                                                      SERIES         SERIES           SERIES           SERIES
                                                                  -------------   -------------   -------------   ---------------
ASSETS:
Investments at Value (including $227,963, $153,810, $109,475,
   and $845,639 of securities on loan, respectively)              $   4,102,019   $   4,963,825   $   2,618,370   $     4,364,903
Cash                                                                      3,232               1              --                --
Receivables:
   Investment Securities Sold                                                --           1,427           6,861               122
   Dividends, Interest, and Tax Reclaims                                  6,559           6,334           1,100            11,301
   Securities Lending Income                                                 39             260             318             1,018
   Fund Shares Sold                                                       2,597           6,047             669             6,763
Prepaid Expenses and Other Assets                                            24              20              14                17
                                                                  -------------   -------------   -------------   ---------------
    Total Assets                                                      4,114,470       4,977,914       2,627,332         4,384,124
                                                                  -------------   -------------   -------------   ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                     234,937         159,527         119,676           897,593
   Investment Securities Purchased                                           --          29,501           5,820             9,084
   Fund Shares Redeemed                                                     693             109             128               323
   Due to Advisor                                                            79             387              61               575
   Loan Payable                                                              --              --              --               241
   Payable for Futures Margin Variation                                     435              --              --                --
Accrued Expenses and Other Liabilities                                      202             259             141               247
                                                                  -------------   -------------   -------------   ---------------
    Total Liabilities                                                   236,346         189,783         125,826           908,063
                                                                  -------------   -------------   -------------   ---------------
NET ASSETS                                                        $   3,878,124   $   4,788,131   $   2,501,506   $     3,476,061
                                                                  =============   =============   =============   ===============
SHARES OUTSTANDING $0.01 PAR VALUE                                          N/A     247,661,374     166,281,387       221,948,580
                                                                  =============   =============   =============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE                                                                N/A   $       19.33   $       15.04   $         15.66
                                                                  =============   =============   =============   ===============
Investments at Cost                                               $   3,221,537   $   3,977,265   $   2,385,238   $     3,763,256
                                                                  =============   =============   =============   ===============

                                                                                       THE         THE UNITED           THE
                                                                  THE JAPANESE     PACIFIC RIM       KINGDOM        CONTINENTAL
                                                                      SMALL           SMALL           SMALL            SMALL
                                                                     COMPANY         COMPANY         COMPANY          COMPANY
                                                                     SERIES          SERIES          SERIES           SERIES
                                                                  -------------   -------------   -------------   ---------------
ASSETS:
Investments at Value (including $202,651, $57,424, $10,136,
   and $179,113 of securities on loan, respectively)              $   1,006,274   $     402,012   $     472,087   $     1,006,082
Cash                                                                         15               5              15                15
Receivables:
   Investment Securities Sold                                                --           1,076           3,250               675
   Dividends, Interest, and Tax Reclaims                                  5,404             691           1,508             2,027
   Securities Lending Income                                                308              63              10               253
   Fund Shares Sold                                                          73             155           2,017                59
Prepaid Expenses and Other Assets                                             6               2               2                 3
                                                                  -------------   -------------   -------------   ---------------
    Total Assets                                                      1,012,080         404,004         478,889         1,009,114
                                                                  -------------   -------------   -------------   ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                     219,524          65,492          10,865           189,883
   Investment Securities Purchased                                        7,372           4,313          14,795             2,152
   Fund Shares Redeemed                                                      --              42               1                 4
   Due to Advisor                                                            66              28              36                68
Accrued Expenses and Other Liabilities                                       88              60              63               115
                                                                  -------------   -------------   -------------   ---------------
    Total Liabilities                                                   227,050          69,935          25,760           192,222
                                                                  -------------   -------------   -------------   ---------------
NET ASSETS                                                        $     785,030   $     334,069   $     453,129   $       816,892
                                                                  =============   =============   =============   ===============
Investments at Cost                                               $     994,844   $     395,816   $     376,365   $       724,615
                                                                  =============   =============   =============   ===============

                 See accompanying Notes to Financial Statements.

                                                                                       THE
                                                                         THE        EMERGING          THE DFA
                                                                      EMERGING       MARKETS      TWO-YEAR GLOBAL
                                                                       MARKETS      SMALL CAP      FIXED INCOME
                                                                       SERIES        SERIES           SERIES
                                                                    ------------   ------------   ---------------
ASSETS:
Investments at Value                                                $  1,387,658   $    341,628   $     1,862,029
Cash                                                                          15             16                16
Receivables:
   Investment Securities Sold                                             15,037             --                --
   Dividends, Interest, and Tax Reclaims                                   5,947          1,237            20,184
   Fund Shares Sold                                                          773            386             2,197
Prepaid Expenses and Other Assets                                              6              1                 8
                                                                    ------------   ------------   ---------------
    Total Assets                                                       1,409,436        343,268         1,884,434
                                                                    ------------   ------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                         1,089          1,701                --
   Fund Shares Redeemed                                                        1             --                --
   Due to Advisor                                                            115             56                78
Deferred Thailand Capital Gains Tax                                        3,562            430                --
Accrued Expenses and Other Liabilities                                       236             84               123
                                                                    ------------   ------------   ---------------
    Total Liabilities                                                      5,003          2,271               201
                                                                    ------------   ------------   ---------------
NET ASSETS                                                          $  1,404,433   $    340,997   $     1,884,233
                                                                    ============   ============   ===============
SHARES OUTSTANDING $0.01 PAR VALUE                                           N/A            N/A       188,475,872
                                                                    ============   ============   ===============
NET ASSET VALUE , OFFERING AND REDEMPTION PRICE PER SHARE                    N/A            N/A   $         10.00
                                                                    ============   ============   ===============
Investments at Cost                                                 $    981,452   $    283,589   $     1,875,204
                                                                    ============   ============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005
                                   (UNAUDITED)

                                                                     THE U.S.         THE U.S.       THE U.S.            THE DFA
                                                                      LARGE          LARGE CAP        SMALL          INTERNATIONAL
                                                                     COMPANY           VALUE           CAP               VALUE
                                                                     SERIES           SERIES          SERIES             SERIES
                                                                  -------------    -------------   -------------    ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0,
     $0, $0, and $6,624, respectively)                            $      32,510    $      30,069   $      10,397    $        59,004
   Interest                                                               1,014              644             279                243
   Income from Securities Lending                                            94              501           1,451              2,820
                                                                  -------------    -------------   -------------    ---------------
        Total Investment Income                                          33,618           31,214          12,127             62,067
                                                                  -------------    -------------   -------------    ---------------
EXPENSES
   Investment Advisory Services                                             459            2,171             365              3,260
   Accounting & Transfer Agent Fees                                         275              610             341                655
   Custodian Fees                                                            68              206             116                381
   Legal Fees                                                                13                8               5                  8
   Audit Fees                                                                19               18              10                 12
   S&P 500 Fees                                                              40               --              --                 --
   Shareholders' Reports                                                     21               20              11                 14
   Trustees' Fees and Expenses                                               16               16               8                 10
   Other                                                                     31               30              18                 42
                                                                  -------------    -------------   -------------    ---------------
        Total Expenses                                                      942            3,079             874              4,382
                                                                  -------------    -------------   -------------    ---------------
NET INVESTMENT INCOME (LOSS)                                             32,676           28,135          11,253             57,685
                                                                  -------------    -------------   -------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold               (16,162)          33,983          87,072             62,333
   Net Realized Gain (Loss) on Futures                                    3,238               --              --                 --
   Net Realized Gain (Loss) on Foreign Currency Transactions                 --               --              --                (82)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                          69,706          146,995        (134,361)           (67,392)
     Translation of Foreign Currency Denominated Amounts                     --               --              --               (654)
     Futures                                                             (1,348)              --              --                 --
                                                                  -------------    -------------   -------------    ---------------
NET GAIN (LOSS)                                                          55,434          180,978         (47,289)            (5,795)
                                                                  -------------    -------------   -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     $      88,110    $     209,113   $     (36,036)   $        51,890
                                                                  =============    =============   =============    ===============

                 See accompanying Notes to Financial Statements.

                                                                                       THE          THE UNITED         THE
                                                                 THE JAPANESE      PACIFIC RIM        KINGDOM      CONTINENTAL
                                                                     SMALL            SMALL            SMALL          SMALL
                                                                    COMPANY          COMPANY          COMPANY        COMPANY
                                                                    SERIES           SERIES           SERIES         SERIES
                                                                 -------------    -------------    ------------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $474, $160, $0
     and $1,905, respectively)                                   $       6,294    $       6,272    $      6,108    $     11,783
   Interest                                                                 73               45              55              83
   Income from Securities Lending                                        1,721              358              36             953
                                                                 -------------    -------------    ------------    ------------
        Total Investment Income                                          8,088            6,675           6,199          12,819
                                                                 -------------    -------------    ------------    ------------
EXPENSES
   Investment Advisory Services                                            366              168             214             382
   Accounting & Transfer Agent Fees                                        321              203             234             329
   Custodian Fees                                                          130               92              40             198
   Legal Fees                                                                2                1               1               2
   Audit Fees                                                                3                1               2               3
   Shareholders' Reports                                                     3                1               2               4
   Trustees' Fees and Expenses                                               2                1               1               3
   Other                                                                    11                5               6              12
                                                                 -------------    -------------    ------------    ------------
        Total Expenses                                                     838              472             500             933
                                                                 -------------    -------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)                                             7,250            6,203           5,699          11,886
                                                                 -------------    -------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                5,269            4,275           4,575          15,308
   Net Realized Gain (Loss) on Foreign Currency Transactions                (3)              46             (49)           (166)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                         42,645          (17,021)         (1,088)         22,727
     Translation of Foreign Currency Denominated Amounts                  (204)              (8)             (5)           (120)
                                                                 -------------    -------------    ------------    ------------
NET GAIN (LOSS)                                                         47,707          (12,708)          3,433          37,749
                                                                 -------------    -------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $      54,957    $      (6,505)   $      9,132    $     49,635
                                                                 =============    =============    ============    ============

                 See accompanying Notes to Financial Statements.

                                                                                         THE
                                                                         THE          EMERGING          THE DFA
                                                                      EMERGING         MARKETS      TWO-YEAR GLOBAL
                                                                       MARKETS        SMALL CAP      FIXED INCOME
                                                                       SERIES          SERIES           SERIES
                                                                    ------------    ------------    ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $2,719, $438 and,
     $0, respectively)                                              $     25,129    $      5,439                 --
   Interest                                                                  121              42    $        26,070
                                                                    ------------    ------------    ---------------
        Total Investment Income                                           25,250           5,481             26,070
                                                                    ------------    ------------    ---------------
EXPENSES
   Investment Advisory Services                                              657             300                447
   Accounting & Transfer Agent Fees                                          407             187                392
   Custodian Fees                                                            713             231                 59
   Legal Fees                                                                  4               1                  4
   Audit Fees                                                                  5               1                  9
   Shareholders' Reports                                                       6               1                  9
   Directors' Fees and Expenses                                                5               1                  7
   Other                                                                      22               6                 11
                                                                    ------------    ------------    ---------------
        Total Expenses                                                     1,819             728                938
                                                                    ------------    ------------    ---------------
NET INVESTMENT INCOME (LOSS)                                              23,431           4,753             25,132
                                                                    ------------    ------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                  9,968           2,819             (6,009)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                           (877)            (94)             7,070
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                           61,977           3,620             (7,241)
     Translation of Foreign Currency Denominated Amounts                     (25)              4             (1,735)
   Deferred Thailand Capital Gains Tax                                       114              99                 --
                                                                    ------------    ------------    ---------------
NET GAIN (LOSS)                                                           71,157           6,448             (7,915)
                                                                    ------------    ------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $     94,588    $     11,201    $        17,217
                                                                    ============    ============    ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                               THE U.S.                  THE U.S.
                                             LARGE COMPANY            LARGE CAP VALUE
                                                SERIES                    SERIES
                                        ------------------------  ------------------------
                                        SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                           ENDED        ENDED        ENDED         ENDED
                                          MAY 31,     NOV. 30,      MAY 31,      NOV. 30,
                                           2005         2004         2005          2004
                                        -----------  -----------  -----------  -----------
                                        (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)         $    32,676  $    65,462  $    28,135  $    45,093
   Net Realized Gain (Loss) on
    Investment Securities Sold              (16,162)      (2,763)      33,983       84,609
   Net Realized Gain (Loss) on Futures        3,238        9,374           --           --
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                --           --           --           --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                               69,706      317,965      146,995      496,658
    Translation of Foreign Currency
      Denominated Amounts                        --           --           --           --
    Futures                                  (1,348)         714           --           --
                                        -----------  -----------  -----------  -----------
    Net Increase (Decrease) in
      Net Assets Resulting from
      Operations                             88,110      390,752      209,113      626,360
                                        -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income                         --           --      (26,329)     (33,641)
   Net Short-Term Gains                          --           --           --           --
   Net Long-Term Gains                           --           --       (3,972)          --
                                        -----------  -----------  -----------  -----------
       Total Distributions                       --           --      (30,301)     (33,641)
                                        -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued                                 --           --      677,006      857,913
   Shares Issued in Lieu of Cash                 --           --
    Distributions                                --           --       28,649       32,697
   Shares Redeemed                               --           --      (16,249)     (74,078)
                                        -----------  -----------  -----------  -----------
   Net Increase (Decrease) from
    Capital Share Transactions                   --           --      689,406      816,532
                                        -----------  -----------  -----------  -----------
Transactions in Interest:
   Contributions                            465,880      571,038           --           --
   Withdrawals                             (169,785)    (468,868)          --           --
                                        -----------  -----------  -----------  -----------
   Net Increase (Decrease)
    from Transactions in Interest           296,095      102,170           --           --
                                        -----------  -----------  -----------  -----------
    Total Increase (Decrease)               384,205      492,922      868,218    1,409,251

NET ASSETS
   Beginning of Period                    3,493,919    3,000,997    3,919,913    2,510,662
                                        -----------  -----------  -----------  -----------
   End of Period                        $ 3,878,124  $ 3,493,919  $ 4,788,131  $ 3,919,913
                                        ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                               N/A          N/A       35,683       50,791
    Shares Issued in Lieu of
      Cash Distributions                        N/A          N/A        1,509        1,939
    Shares Redeemed                             N/A          N/A         (857)      (4,363)
                                                                  -----------  -----------
                                                                       36,335       48,367
                                                                  ===========  ===========

                                                THE U.S.                 THE DFA
                                                SMALL CAP          INTERNATIONAL VALUE
                                                 SERIES                  SERIES
                                        ------------------------  ------------------------
                                        SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                           ENDED        ENDED        ENDED        ENDED
                                          MAY 31,     NOV. 30,      MAY 31,     NOV. 30,
                                           2005         2004         2005         2004
                                        -----------  -----------  -----------  -----------
                                        (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)         $    11,253  $    15,072  $    57,685  $    49,525
   Net Realized Gain (Loss) on
    Investment Securities Sold               87,072      113,151       62,333      115,062
   Net Realized Gain (Loss) on Futures           --           --           --           --
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                --           --          (82)        (332)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                             (134,361)     180,068      (67,392)     436,284
    Translation of Foreign Currency
      Denominated Amounts                        --           --         (654)         162
    Futures                                      --           --           --           --
                                        -----------  -----------  -----------  -----------
    Net Increase (Decrease) in
      Net Assets Resulting from
      Operations                            (36,036)     308,291       51,890      600,701
                                        -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income                    (10,150)     (10,116)     (26,491)     (44,310)
   Net Short-Term Gains                     (18,608)        (638)      (2,493)          --
   Net Long-Term Gains                      (94,497)          --     (104,987)          --
                                        -----------  -----------  -----------  -----------
       Total Distributions                 (123,255)     (10,754)    (133,971)     (44,310)
                                        -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued                            279,725      890,063      664,859      728,312
   Shares Issued in Lieu of Cash
    Distributions                           122,467       10,424      131,569       42,852
   Shares Redeemed                          (62,485)    (345,420)     (42,329)    (128,290)
                                        -----------  -----------  -----------  -----------
   Net Increase (Decrease) from
    Capital Share Transactions              339,707      555,067      754,099      642,874
                                        -----------  -----------  -----------  -----------
Transactions in Interest:
   Contributions                                 --           --           --           --
   Withdrawals                                   --           --           --           --
                                        -----------  -----------  -----------  -----------
   Net Increase (Decrease)
    from Transactions in Interest                --           --           --           --
                                        -----------  -----------  -----------  -----------
    Total Increase (Decrease)               180,416      852,604      672,018    1,199,265

NET ASSETS
   Beginning of Period                    2,321,090    1,468,486    2,804,043    1,604,778
                                        -----------  -----------  -----------  -----------
   End of Period                        $ 2,501,506  $ 2,321,090  $ 3,476,061  $ 2,804,043
                                        ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                            18,288       60,867       41,322       51,724
    Shares Issued in Lieu of
      Cash Distributions                      7,940          728        8,398        3,072
    Shares Redeemed                          (4,219)     (23,461)      (2,638)      (9,358)
                                        -----------  -----------  -----------  -----------
                                             22,009       38,134       47,082       45,438
                                        ===========  ===========  ===========  ===========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            THE JAPANESE              THE PACIFIC RIM
                                            SMALL COMPANY              SMALL COMPANY
                                               SERIES                     SERIES
                                        ------------------------  ------------------------
                                        SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                           ENDED        ENDED        ENDED         ENDED
                                          MAY 31,     NOV. 30,      MAY 31,      NOV. 30,
                                           2005         2004         2005          2004
                                        -----------  -----------  -----------  -----------
                                        (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)         $     7,250  $     6,488  $     6,203  $     7,693
   Net Realized Gain (Loss) on
    Investment Securities Sold                5,269        4,671        4,275        8,924
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                (3)         (28)          46           69
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                       42,645      101,600      (17,021)      37,804
    Translation of Foreign Currency
    Denominated Amounts                        (204)         127           (8)          16
                                        -----------  -----------  -----------  -----------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations                        54,957      112,858       (6,505)      54,506
                                        -----------  -----------  -----------  -----------
Transactions in Interest:
   Contributions                            131,321      214,817       63,123       82,852
   Withdrawals                               (6,380)      (6,242)      (5,548)     (11,124)
                                        -----------  -----------  -----------  -----------
   Net Increase (Decrease) from
    Transactions in Interest                124,941      208,575       57,575       71,728
                                        -----------  -----------  -----------  -----------
    Total Increase (Decrease)               179,898      321,433       51,070      126,234

NET ASSETS
   Beginning of Period                      605,132      283,699      282,999      156,765
                                        -----------  -----------  -----------  -----------
   End of Period                        $   785,030  $   605,132  $   334,069  $   282,999
                                        ===========  ===========  ===========  ===========

                                         THE UNITED KINGDOM          THE CONTINENTAL
                                            SMALL COMPANY             SMALL COMPANY
                                               SERIES                    SERIES
                                        ------------------------  ------------------------
                                        SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                           ENDED         ENDED       ENDED         ENDED
                                          MAY 31,      NOV. 30,     MAY 31,      NOV. 30,
                                           2005          2004        2005          2004
                                        -----------  -----------  -----------  -----------
                                        (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)         $     5,699  $     7,631  $    11,886  $    11,410
   Net Realized Gain (Loss) on
    Investment Securities Sold                4,575        7,907       15,308       20,346
   Net Realized Gain (Loss) on
    Foreign Currency Transactions               (49)         (42)        (166)         114
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                       (1,088)      56,621       22,727      139,855
    Translation of Foreign Currency
    Denominated Amounts                          (5)         (12)        (120)         (20)
                                        -----------  -----------  -----------  -----------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations                         9,132       72,105       49,635      171,705
                                        -----------  -----------  -----------  -----------
Transactions in Interest:
   Contributions                             69,014      148,279      115,927       70,258
   Withdrawals                               (2,780)      (3,538)      (3,314)     (35,726)
                                        -----------  -----------  -----------  -----------
   Net Increase (Decrease) from
    Transactions in Interest                 66,234      144,741      112,613       34,532
                                        -----------  -----------  -----------  -----------
    Total Increase (Decrease)                75,366      216,846      162,248      206,237

NET ASSETS
   Beginning of Period                      377,763      160,917      654,644      448,407
                                        -----------  -----------  -----------  -----------
   End of Period                        $   453,129  $   377,763  $   816,892  $   654,644
                                        ===========  ===========  ===========  ===========

                 See accompanying Notes to Financial Statements.

                                                                           THE
                                                  THE                    EMERGING                 THE DFA
                                           EMERGING MARKETS          MARKETS SMALL CAP        TWO-YEAR GLOBAL
                                                SERIES                    SERIES            FIXED INCOME SERIES
                                        ------------------------  ------------------------  ------------------------
                                        SIX MONTHS      YEAR      SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                           ENDED        ENDED        ENDED         ENDED       ENDED        ENDED
                                          MAY 31,     NOV. 30,      MAY 31,      NOV. 30,     MAY 31,     NOV. 30,
                                           2005         2004         2005          2004        2005         2004
                                        -----------  -----------  -----------  -----------  -----------  -----------
                                        (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)         $    23,431  $    22,194  $     4,753  $     3,243  $    25,132  $    29,405
   Net Realized Gain (Loss) on
    Investment Securities Sold                9,968           84        2,819       10,731       (6,009)      (6,273)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions              (877)      (1,491)         (94)        (378)       7,070       (7,224)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                       61,977      245,707        3,620       35,801       (7,241)      (2,216)
    Translation of Foreign Currency
      Denominated Amounts                       (25)          61            4           42       (1,735)       1,735
   Deferred Thailand Capital Gains Tax          114         (985)          99          410           --           --
                                        -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                               94,588      265,570       11,201       49,849       17,217       15,427
                                        -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income                         --           --           --           --      (14,818)     (21,943)
   Net Short-Term Gains                          --           --           --           --           --      (13,106)
   Net Long-Term Gains                           --           --           --           --           --         (354)
                                        -----------  -----------  -----------  -----------  -----------  -----------
       Total Distributions                       --           --           --           --      (14,818)     (35,403)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued                                 --           --           --           --      202,753      536,479
   Shares Issued in Lieu of Cash
    Distributions                                --           --           --           --       14,792       35,234
   Shares Redeemed                               --           --           --           --      (42,843)     (40,215)
                                        -----------  -----------  -----------  -----------  -----------  -----------
       Net Increase (Decrease) from
        Capital Share Transactions               --           --           --           --      174,702      531,498
                                        -----------  -----------  -----------  -----------  -----------  -----------
Transactions in Interest:
   Contributions                            181,980      377,916       94,933       89,119           --           --
   Withdrawals                              (32,397)     (90,785)      (3,002)     (18,847)          --           --
                                        -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease)
    from Transactions in Interest           149,583      287,131       91,931       70,272           --           --
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease)               244,171      552,701      103,132      120,121      177,101      511,522

NET ASSETS
   Beginning of Period                    1,160,262      607,561      237,865      117,744    1,707,132    1,195,610
                                        -----------  -----------  -----------  -----------  -----------  -----------
   End of Period                        $ 1,404,433  $ 1,160,262  $   340,997  $   237,865  $ 1,884,233  $ 1,707,132
                                        ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                               N/A          N/A          N/A          N/A       20,360       53,400
    Shares Issued in Lieu of
      Cash Distributions                        N/A          N/A          N/A          N/A        1,489        3,515
    Shares Redeemed                             N/A          N/A          N/A          N/A       (4,300)      (3,974)
                                                                                            -----------  -----------
                                                                                                 17,549       52,941
                                                                                            ===========  ===========

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        THE U.S. LARGE COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                           SIX MONTHS       YEAR            YEAR           YEAR            YEAR            YEAR
                                              ENDED         ENDED           ENDED          ENDED           ENDED           ENDED
                                             MAY 31,      NOV. 30,        NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                              2005          2004            2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     2.44%#        12.77%         15.05%        (16.59)%        (12.30)%         (4.25)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 3,878,124    $ 3,493,919    $ 3,000,997    $ 2,623,557     $ 2,831,650     $ 3,138,812
Ratio of Expenses to Average Net
   Assets                                        0.05%*         0.05%          0.05%          0.05%           0.05%           0.06%
Ratio of Net Investment Income to
   Average Net Assets                            1.78%*         1.99%          1.75%          1.53%           1.26%           1.12%
Portfolio Turnover Rate                             3%#            2%             8%            11%              8%              8%

                                                                       THE U.S. LARGE CAP VALUE SERIES
                                          -----------------------------------------------------------------------------------------
                                           SIX MONTHS          YEAR            YEAR            YEAR            YEAR         YEAR
                                              ENDED            ENDED           ENDED           ENDED           ENDED        ENDED
                                             MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,     NOV. 30,
                                              2005             2004            2003            2002            2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     18.55      $     15.41     $     13.01     $     14.44     $     14.71  $     17.79
                                          -----------      -----------     -----------     -----------     -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.12             0.23            0.21            0.20            0.25         0.33
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    0.80             3.09            2.41           (1.43)           1.25         0.04
                                          -----------      -----------     -----------     -----------     -----------  -----------
    Total From Investment Operations             0.92             3.32            2.62           (1.23)           1.50         0.37
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.12)           (0.18)          (0.22)          (0.20)          (0.27)       (0.32)
   Net Realized Gains                           (0.02)              --              --              --           (1.50)       (3.13)
                                          -----------      -----------     -----------     -----------     -----------  -----------
    Total Distributions                         (0.14)           (0.18)          (0.22)          (0.20)          (1.77)       (3.45)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     19.33      $     18.55     $     15.41     $     13.01     $     14.44  $     14.71
===================================================================================================================================
Total Return                                     4.97%#          21.68%          20.34%          (8.64)%         10.97%        3.06%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 4,788,131      $ 3,919,913     $ 2,510,662     $ 1,737,809     $ 1,637,083  $ 1,735,343
Ratio of Expenses to Average Net
   Assets                                        0.14%*           0.15%           0.15%           0.15%           0.15%        0.16%
Ratio of Net Investment Income to
   Average Net Assets                            1.30%*           1.41%           1.62%           1.49%           1.66%        2.20%
Portfolio Turnover Rate                             3%#              7%              7%              9%              6%          26%

*  Annualized
#  Non-annualized
N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                                                                         THE U.S. SMALL CAP SERIES
                                          ----------------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                              ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                             MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                              2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     16.09    $     13.84    $      9.93    $     11.08     $     11.67     $     12.24
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.07           0.12           0.08           0.09            0.10            0.11
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   (0.28)          2.22           3.92          (1.00)           1.24            0.65
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations            (0.21)          2.34           4.00          (0.91)           1.34            0.76
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.07)         (0.08)         (0.09)         (0.10)          (0.10)          (0.11)
   Net Realized Gains                           (0.77)         (0.01)            --          (0.14)          (1.83)          (1.22)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.84)         (0.09)         (0.09)         (0.24)          (1.93)          (1.33)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     15.04    $     16.09    $     13.84    $      9.93     $     11.08     $     11.67
==================================================================================================================================
Total Return                                    (1.43)%#       16.99%         40.32%         (8.42)%         13.08            6.48%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 2,501,506    $ 2,321,090    $ 1,468,486    $   851,901     $   991,082     $   768,151
Ratio of Expenses to Average Net
   Assets                                        0.07%*         0.07%          0.08%          0.08%           0.08%           0.08%
Ratio of Net Investment Income to
   Average Net Assets                            0.93%*         0.85%          0.84%          0.81%           0.94%           0.99%
Portfolio Turnover Rate                             9%#           16%            16%            34%             13%             38%

                                                                     THE DFA INTERNATIONAL VALUE SERIES
                                          ----------------------------------------------------------------------------------------
                                           SIX MONTHS          YEAR            YEAR           YEAR           YEAR         YEAR
                                              ENDED            ENDED           ENDED          ENDED          ENDED        ENDED
                                             MAY 31,         NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,     NOV. 30,
                                              2005             2004            2003           2002           2001         2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     16.04      $     12.40     $      9.33    $     10.15    $     12.07   $     13.18
                                          -----------      -----------     -----------    -----------    -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.27             0.33            0.27           0.24           0.27          0.27
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    0.10             3.61            3.06          (0.78)         (1.49)        (0.31)
                                          -----------      -----------     -----------    -----------    -----------   -----------
    Total From Investment Operations             0.37             3.94            3.33          (0.54)         (1.22)        (0.04)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.15)           (0.30)          (0.25)         (0.25)         (0.27)        (0.26)
   Net Realized Gains                           (0.60)              --           (0.01)         (0.03)         (0.43)        (0.81)
                                          -----------      -----------     -----------    -----------    -----------   -----------
    Total Distributions                         (0.75)           (0.30)          (0.26)         (0.28)         (0.70)        (1.07)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     15.66      $     16.04     $     12.40    $      9.33    $     10.15   $     12.07
==================================================================================================================================
Total Return                                     2.31%#          32.15%          36.24%         (5.53)%       (10.75)%       (0.51)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 3,476,061      $ 2,804,043     $ 1,604,778    $ 1,125,467    $ 1,208,100   $ 1,553,481
Ratio of Expenses to Average Net
   Assets                                        0.27%*           0.28%           0.30%          0.30%          0.29%         0.29%
Ratio of Net Investment Income to
   Average Net Assets                            3.55%*           2.35%           2.61%          2.36%          2.32%         2.13%
Portfolio Turnover Rate                             5%#             15%             14%            18%             6%            9%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                     THE JAPANESE SMALL COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                              ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                             MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                              2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     8.94%#        32.73%         47.87%         (9.62)%        (13.51)%         (9.93)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   785,030    $   605,132    $   283,699    $   195,047     $   196,187     $   196,118
Ratio of Expenses to Average Net
   Assets                                        0.23%*         0.27%          0.28%          0.27%           0.28%           0.27%
Ratio of Net Investment Income to
   Average Net Assets                            1.99%*         1.45%          1.41%          1.26%           1.41%           1.38%
Portfolio Turnover Rate                             2%#            5%            16%             5%              9%              6%

                                                                     THE PACIFIC RIM SMALL COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                           SIX MONTHS          YEAR            YEAR            YEAR           YEAR        YEAR
                                              ENDED            ENDED           ENDED           ENDED          ENDED       ENDED
                                             MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,    NOV. 30,
                                              2005             2004            2003            2002           2001        2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+             N/A+            N/A+            N/A+           N/A+         N/A+
                                          -----------      -----------     -----------     -----------    -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --               --              --              --             --           --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --               --              --              --             --           --
                                          -----------      -----------     -----------     -----------    -----------  -----------
    Total From Investment Operations               --               --              --              --             --           --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --               --              --              --             --           --
   Net Realized Gains                              --               --              --              --             --           --
                                          -----------      -----------     -----------     -----------    -----------  -----------
    Total Distributions                            --               --              --              --             --           --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+             N/A+            N/A+            N/A+           N/A+         N/A+
==================================================================================================================================
Total Return                                    (1.72)%#         27.40%          61.47%           7.28%          2.84%      (10.99)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   334,069      $   282,999     $   156,765     $   121,637    $   130,554  $   131,888
Ratio of Expenses to Average Net
   Assets                                        0.28%*           0.32%           0.31%           0.32%          0.28%        0.29%
Ratio of Net Investment Income to
   Average Net Assets                            3.71%*           3.82%           3.35%           3.77%          3.69%        4.10%
Portfolio Turnover Rate                             3%#             11%             15%             26%            10%           7%

*  Annualized
#  Non-annualized
N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                  THE UNITED KINGDOM SMALL COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                              ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                             MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                              2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     2.57%#        29.68%         44.65%         (4.67)%         (4.89)%         (6.18)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   453,129    $   377,763    $   160,917    $    98,899     $    96,741     $   109,806
Ratio of Expenses to Average Net
   Assets                                        0.23%*         0.27%          0.26%          0.26%           0.27%           0.26%
Ratio of Net Investment Income to
   Average Net Assets                            2.67%*         2.70%          3.25%          3.03%           2.86%           3.06%
Portfolio Turnover Rate                             5%#            7%             7%             6%             14%             11%

                                                                       THE CONTINENTAL SMALL COMPANY SERIES
                                          -----------------------------------------------------------------------------------------
                                          SIX MONTHS)          YEAR            YEAR            YEAR           YEAR         YEAR
                                             ENDED             ENDED           ENDED           ENDED          ENDED        ENDED
                                            MAY 31,          NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,     NOV. 30,
                                             2005              2004            2003            2002           2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+             N/A+           N/A+             N/A+           N/A+          N/A+
                                          -----------      -----------     -----------     -----------    -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --               --              --              --             --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --               --              --              --             --            --
                                          -----------      -----------     -----------     -----------    -----------   -----------
    Total From Investment Operations               --               --              --              --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --               --              --              --             --            --
   Net Realized Gains                              --               --              --              --             --            --
                                          -----------      -----------     -----------     -----------    -----------   -----------
    Total Distributions                            --               --              --              --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+             N/A+            N/A+            N/A+           N/A+          N/A+
===================================================================================================================================
Total Return                                     7.81%#          36.57%          52.86%           3.22%         (5.43)%        2.67%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   816,892      $   654,644     $   448,407     $   263,068    $   210,337   $   226,724
Ratio of Expenses to Average Net
   Assets                                        0.24%*           0.26%           0.30%           0.31%          0.30%         0.28%
Ratio of Net Investment Income to
   Average Net Assets                            3.12%*           2.09%           2.49%           2.22%          2.73%         2.36%
Portfolio Turnover Rate                             3%#              9%             11%             12%            12%            9%

*  Annualized
#  Non-annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                        THE EMERGING MARKETS SERIES
                                          ----------------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                              ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                             MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                              2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     8.09%#        35.47%         39.67%          2.10%          (8.54)%        (22.30)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 1,404,433    $ 1,160,262    $   607,561    $   343,193     $   307,720     $   296,726
Ratio of Expenses to Average Net
   Assets                                        0.28%*         0.31%          0.34%          0.34%           0.46%           0.46%
Ratio of Net Investment Income to
   Average Net Assets                            3.58%*         2.63%          2.23%          1.64%           1.94%           1.33%
Portfolio Turnover Rate                             2%#            2%             1%             8%              6%             12%

                                                                     THE EMERGING MARKETS SMALL CAP SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS           YEAR            YEAR           YEAR           YEAR          YEAR
                                             ENDED             ENDED           ENDED          ENDED          ENDED         ENDED
                                            MAY 31,          NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                             2005              2004            2003           2002           2001          2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+             N/A+            N/A+           N/A+           N/A+          N/A+
                                          -----------      -----------     -----------    -----------    -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --               --              --             --             --            --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --               --              --             --             --            --
                                          -----------      -----------     -----------    -----------    -----------   -----------
    Total From Investment Operations               --               --              --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --               --              --             --             --            --
   Net Realized Gains                              --               --              --             --             --            --
                                          -----------      -----------     -----------    -----------    -----------   -----------
    Total Distributions                            --               --              --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+             N/A+            N/A+           N/A+           N/A+          N/A+
==================================================================================================================================
Total Return                                     5.38%#          35.22%          52.80%         13.07%         (9.55)%      (23.28)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   340,997      $   237,865     $   117,744    $    40,379    $    34,687   $    32,572
Ratio of Expenses to Average Net
   Assets                                        0.49%*           0.52%           0.54%          0.51%          0.63%         0.66%
Ratio of Net Investment Income to
   Average Net Assets                            3.17%*           1.93%           2.44%          2.03%          2.17%         1.69%
Portfolio Turnover Rate                             2%#             11%              6%            16%            14%           20%

*  Annualized
#  Non-annualized
N/A+ Not applicable as The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                    THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                          ----------------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                              ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                             MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                              2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $      9.99    $     10.13    $     10.22    $     10.03     $      9.70     $     10.11
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.17           0.12           0.25           0.30            0.44            0.84
   Net Gains (Losses) on Securities
    (Realialized)                               (0.08)            --          (0.01)          0.16            0.22           (0.23)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.09           0.12           0.24           0.46            0.66            0.61
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.08)         (0.15)         (0.19)         (0.27)          (0.14)          (1.02)
   Net Realized Gains                              --          (0.11)         (0.14)            --              --              --
   Return of Capital                               --             --             --             --           (0.19)             --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.08)         (0.26)         (0.33)         (0.27)          (0.33)          (1.02)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     10.00    $      9.99    $     10.13    $     10.22     $     10.03     $      9.70
==================================================================================================================================
Total Return                                     0.95%#         1.22%          2.36%          4.60%           6.91%           6.30%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 1,884,233    $ 1,707,132    $ 1,195,610    $   799,308     $   596,209     $   518,518
Ratio of Expenses to Average Net
   Assets                                        0.11%*         0.11%          0.13%          0.14%           0.15%           0.15%
Ratio of Net Investment Income to
   Average Net Assets                            2.82%*         1.96%          1.78%          3.20%           4.54%           5.03%
Portfolio Turnover Rate                            39%#          131%           144%           138%            113%             73%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 2005, the Trust consisted of twenty-one investment portfolios ("the Portfolios"), of which eleven are included in this section of the report. (collectively, the "Series"):

The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Series
(the "Domestic Equity Portfolios")
The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")
The DFA Two-Year Global Fixed Income Series
(the "International Fixed Income Portfolio")
(together, the "International Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The DFA Two-Year Global Fixed Income Series are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Two-Year Global Fixed Income Series may also enter into forward foreign currency contracts soley for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The DFA Two-Year Global Fixed Income Series does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

        The U.S. Large Company Series                                 0.025 of 1%
        The U.S. Large Cap Value Series                                0.10 of 1%
        The U.S. Small Cap Series                                      0.03 of 1%
        The DFA International Value Series                             0.20 of 1%
        The Japanese Small Company Series                              0.10 of 1%
        The Pacific Rim Small Company Series                           0.10 of 1%
        The United Kingdom Small Company Series                        0.10 of 1%
        The Continental Small Company Series                           0.10 of 1%
        The Emerging Markets Series                                    0.10 of 1%
        The Emerging Markets Small Cap Series                          0.20 of 1%
        The DFA Two-Year Global Fixed Income Series                    0.05 of 1%

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

        The U.S. Large Company Series                                 $   58,041
        The U.S. Large Cap Value Series                                   67,547
        The U.S. Small Cap Series                                         38,856
        The DFA International Value Series                                50,660
        The Japanese Small Company Series                                 11,236
        The Pacific Rim Small Company Series                               5,339
        The United Kingdom Small Company Series                            6,759
        The Continental Small Company Series                              11,761
        The Emerging Markets Series                                       20,595
        The Emerging Markets Small Cap Series                              4,565
        The DFA Two-Year Global Fixed Income Series                       27,975

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                  U.S. GOVERNMENT           OTHER INVESTMENT
                                                    SECURITIES                 SECURITIES
                                               ----------------------   -----------------------
                                               PURCHASES     SALES      PURCHASES      SALES
                                               ---------   ----------   ---------    ----------
The U.S. Large Company Series                         --           --   $ 423,290    $   99,310
The U.S. Large Cap Value Series                       --           --     765,051       122,559
The U.S. Small Cap Series                             --           --     437,486       209,714
The DFA International Value Series                    --           --     843,507       165,589
The Japanese Small Company Series                     --           --     148,731        11,669
The Pacific Rim Small Company Series                  --           --      76,340         9,687
The United Kingdom Small Company Series               --           --      88,705        19,689
The Continental Small Company Series                  --           --     151,068        25,106
The Emerging Markets Series                           --           --     183,827        32,326
The Emerging Markets Small Cap Series                 --           --     104,948         6,200
The DFA Two-Year Global Fixed Income Series    $ 170,861   $  185,092     704,272       492,688

F. FEDERAL INCOME TAXES:

     It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to shareholders.

     The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their respective partners.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                            ORDINARY
                                                           INCOME AND
                                                           SHORT-TERM         LONG-TERM
                                                          CAPITAL GAINS     CAPITAL GAINS      TOTAL
                                                          -------------     -------------    ---------
The U.S. Large Cap Value Series
2004                                                      $      33,641                --    $  33,641
2003                                                             31,464                --       31,464
The U.S. Small Cap Series
2004                                                             10,754                --       10,754
2003                                                              8,820                --        8,820
The DFA International Value Series
2004                                                             44,310                --       44,310
2003                                                             30,082     $       1,177       31,259
The DFA Two-Year Global Fixed Income Series
2004                                                             35,086               317       35,403
2003                                                             17,698            10,965       28,663

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                       TOTAL NET
                                                                                                     DISTRIBUTABLE
                                                     UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL        EARNINGS
                                                    NET INVESTMENT     LONG-TERM         LOSS        (ACCUMULATED
                                                        INCOME       CAPITAL GAINS   CARRYFORWARD       LOSSES)
                                                    --------------   -------------   ------------    -------------
The U.S. Large Cap Value Series                     $       13,203   $       3,947             --    $      17,150
The U.S. Small Cap Series                                   23,732          94,427             --          118,159
The DFA International Value Series                          22,727         104,819             --          127,546
The DFA Two-Year Global Fixed Income Series                  4,286              --   $     (6,273)          (1,987)

     For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                                                      EXPIRES ON
                                                                                                     NOVEMBER 30,
                                                                                                         2012
                                                                                                     -------------
The DFA Two-Year Global Fixed Income Series                                                          $       6,273

     Certain of the investments in the International Equity Portfolios are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the following Series, had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                                    MARK TO MARKET  REALIZED GAINS
                                                                                    --------------  --------------
The DFA International Value Series                                                  $   10,083,171  $   12,003,955
The Japanese Small Company Series                                                        3,639,564          92,868
The Pacific Rim Small Company Series                                                     1,131,373       1,633,733
The United Kingdom Small Company Series                                                  1,424,643          32,840
The Continental Small Company Series                                                     3,269,647       1,120,728
The Emerging Markets Series                                                              2,976,502         318,491
The Emerging Markets Small Cap Series                                                      214,365         435,517

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                       FEDERAL         UNREALIZED     UNREALIZED      APPRECIATION/
                                                      TAX COST        APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                                    --------------    ------------   ------------    -------------
The U.S. Large Company Series                       $    3,395,166    $  1,107,748   $   (400,895)   $     706,853
The U.S. Large Cap Value Series                          3,977,265       1,216,187       (229,627)         986,560
The U.S. Small Cap Series                                2,388,147         538,573       (308,350)         230,223
The DFA International Value Series                       3,763,356         692,851        (91,304)         601,547
The Japanese Small Company Series                          998,112         125,118       (116,956)           8,162
The Pacific Rim Small Company Series                       395,866          71,148        (65,001)           6,147
The United Kingdom Small Company Series                    376,376         125,938        (30,226)          95,712
The Continental Small Company Series                       724,615         315,673        (34,026)         281,467
The Emerging Markets Series                                982,065         469,044        (63,451)         405,593
The Emerging Markets Small Cap Series                      283,589          84,408        (26,370)          58,038
The DFA Two-Year Global Fixed Income Series              1,875,204           1,634        (14,809)         (13,175)

G. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                                 UNREALIZED
                                     ACCUMULATED  ACCUMULATED   ACCUMULATED     APPRECIATION     UNREALIZED
                                         NET     NET REALIZED   NET REALIZED  (DEPRECIATION) OF  NET FOREIGN
                                     INVESTMENT   GAIN (LOSS)     FOREIGN        INVESTMENT       EXCHANGE                NUMBER OF
                           PAID-IN     INCOME    OF INVESTMENT   EXCHANGE       SECURITIES AND      GAIN      TOTAL NET     SHARES
                           CAPITAL     (LOSS)     SECURITIES    GAIN (LOSS)    FOREIGN CURRENCY    (LOSS)       ASSETS    AUTHORIZED
                         ----------- ----------- -------------  ------------  -----------------  -----------  ----------- ----------
The U.S. Large Cap
  Value Series           $ 3,752,794 $    14,963 $      33,814            --  $         986,560           --  $ 4,788,131 Unlimited
The U.S. Small Cap
  Series                   2,178,692       6,252        83,430            --            233,132           --    2,501,506 Unlimited
The DFA International
  Value Series             2,771,495      49,058        54,235  $        (82)           601,647  $      (292)   3,476,061 Unlimited
The DFA Two-Year Global
  Fixed Income Series      1,889,729      12,985       (12,376)        7,070            (13,175)          --    1,884,233 Unlimited

H. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     3. FUTURES CONTRACTS. During the six months ended May 31, 2005, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At May 31, 2005, Large Company had outstanding 260 long futures contracts on the S&P 500 Index, all of which expire on June 17, 2005. The value of such contracts on May 31, 2005 was $77,499,500 which resulted in an unrealized gain of $1,607,600. Approximately $4,160,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

     4. FORWARD CURRENCY CONTRACTS: The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2005, there were no outstanding forward foreign currency contracts.

I. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the six months ended May 31, 2005, borrowings under the line of credit were as follows:

                                                 WEIGHTED          WEIGHTED       NUMBER OF    INTEREST     MAXIMUM AMOUNT
                                                  AVERAGE           AVERAGE         DAYS        EXPENSE     BORROWED DURING
                                               INTEREST RATE     LOAN BALANCE    OUTSTANDING   INCURRED       THE PERIOD
                                               -------------     ------------    -----------   --------     ---------------
The DFA International Value Series                      3.76%    $    241,250         1        $     25     $       241,250
The Japanese Small Company Series                       3.15%         200,000         1              18             200,000
The Pacific Rim Small Company Series                    3.76%         300,000         4             125             300,000
The United Kingdom Small Company
   Series                                               3.49%       2,053,000         4             797           2,700,000

     At May 31, 2005, The DFA International Value Series had an outstanding borrowing under the line of credit of $241,250 plus accrued interest. The remaining Series had no outstanding borrowings under the line of credit at May 31, 2005.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2005.

J. SECURITIES LENDING:

     As of May 31, 2005, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Series paid fees for securities lending for the six month period ended May 31, 2005, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below (amounts in thousands):

        The U.S. Large Company Series                                   $     23
        The U.S. Large Cap Value Series                                      126
        The U.S. Small Cap Series                                            363
        The DFA International Value Series                                 1,219
        The Japanese Small Company Series                                    740
        The Pacific Rim Small Company Series                                 154
        The United Kingdom Small Company Series                               16
        The Continental Small Company Series                                 408

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES

                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                        BEGINNING         ENDING                      EXPENSES
                                                         ACCOUNT          ACCOUNT       ANNUALIZED      PAID
                                                          VALUE            VALUE          EXPENSE      DURING
                                                        12/01/04         05/31/05          RATIO       PERIOD*
                                                      --------------   -------------   -----------   ------------
DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return                                    $     1,000.00   $    1,066.60          0.37%  $       1.91
Hypothetical 5% Annual Return                         $     1,000.00   $    1,023.16          0.37%  $       1.87

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return                                    $     1,000.00   $    1,013.70          0.38%  $       1.91
Hypothetical 5% Annual Return                         $     1,000.00   $    1,023.11          0.38%  $       1.92

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                    $     1,000.00   $    1,021.30          0.33%  $       1.66
Hypothetical 5% Annual Return                         $     1,000.00   $    1,023.35          0.33%  $       1.66

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA REAL ESTATE SECURITIES PORTFOLIO

REITS                                                                      100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====
LARGE CAP INTERNATIONAL PORTFOLIO

Financials                                                                  24.7%
Consumer Discretionary                                                      12.8
Industrials                                                                 10.5
Consumer Staples                                                             9.1
Telecommunication Services                                                   8.8
Health Care                                                                  8.2
Energy                                                                       7.7
Materials                                                                    6.6
Information Technology                                                       5.6
Utilities                                                                    5.3
Other                                                                        0.5
REITS                                                                        0.2
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

Foreign Government                                       42.3%
Foreign Corporate                                        19.0
Corportate                                               15.6
Supranational                                            11.7
Government                                               11.4
                                                        -----
                                                        100.0%
                                                        =====

                      DFA REAL ESTATE SECURITIES PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
COMMON STOCKS -- (95.5%)
Real Estate Investment Trusts -- (95.5%)
  AMB Property Corp.                                                             515,200   $    20,767,712               1.3%
  Apartment Investment & Management Co. Class A                                  588,100        21,818,510               1.4%
  Archstone-Smith Trust                                                        1,238,655        45,607,277               3.0%
  Arden Realty Group, Inc.                                                       411,200        14,104,160               0.9%
# AvalonBay Communities, Inc.                                                    451,900        33,833,753               2.2%
# Boston Properties, Inc.                                                        674,400        45,043,176               2.9%
  Brandywine Realty Trust                                                        344,900         9,712,384               0.6%
  BRE Properties, Inc. Class A                                                   314,800        12,132,392               0.8%
  Camden Property Trust                                                          321,600        16,597,776               1.1%
# Capital Automotive                                                             285,403        10,211,719               0.7%
  CarrAmerica Realty Corp.                                                       334,900        11,577,493               0.7%
  CBL & Associates Properties, Inc.                                              191,500        15,601,505               1.0%
  CenterPoint Properties Trust                                                   301,800        12,615,240               0.8%
  Colonial Properties Trust                                                      246,156        10,043,165               0.6%
  Crescent Real Estate Equities, Inc.                                            698,200        12,839,898               0.8%
  Developers Diversified Realty Corp.                                            672,299        30,656,834               2.0%
  Duke Realty Corp.                                                              889,200        27,449,604               1.8%
  Equity Office Properties Trust                                               2,521,063        81,909,337               5.3%
  Equity One, Inc.                                                               457,476         9,785,412               0.6%
  Equity Residential                                                           1,777,000        63,794,300               4.1%
  Essex Property Trust, Inc.                                                     142,800        11,424,000               0.7%
  Federal Realty Investment Trust                                                325,200        17,951,040               1.2%
# First Industrial Realty Trust, Inc.                                            266,300        10,332,440               0.7%
# General Growth Properties                                                    1,462,200        56,923,446               3.7%
  Global Signal, Inc.                                                            323,300        11,260,539               0.7%
  Hospitality Properties Trust                                                   410,100        18,011,592               1.2%
  Host Marriott Corp.                                                          2,185,400        36,605,450               2.4%
  HRPT Properties Trust                                                        1,218,400        14,413,672               0.9%
  Kimco Realty Corp.                                                             684,550        39,539,608               2.6%
  Liberty Property Trust                                                         530,600        21,908,474               1.4%
  Macerich Co.                                                                   364,200        22,955,526               1.5%
  Mack-Cali Realty Corp.                                                         381,700        16,829,153               1.1%
  Mills Corp.                                                                    335,400        19,278,792               1.2%
  New Plan Excel Realty Trust                                                    628,400        16,929,096               1.1%
  Pan Pacific Retail Properties, Inc.                                            247,831        15,824,009               1.0%
  Pennsylvania Real Estate Investment Trust                                      242,981        10,691,164               0.7%
  Prentiss Properties Trust                                                      275,800         9,515,100               0.6%
# ProLogis                                                                     1,145,700        46,790,388               3.0%
  Public Storage, Inc.                                                           803,400        48,308,442               3.1%
  Realty Income Corp.                                                            490,400        12,073,648               0.8%
  Reckson Associates Realty Corp.                                                497,901        15,728,693               1.0%
  Regency Centers Corp.                                                          384,700        21,485,495               1.4%
  Shurgard Storage Centers, Inc. Class A                                         284,600        12,422,790               0.8%
  Simon Property Group, Inc.                                                   1,353,997        93,046,674               6.0%
  SL Green Realty Corp.                                                          253,900        15,729,105               1.0%
  Taubman Centers, Inc.                                                          307,400         9,756,876               0.6%
  Trizec Properties, Inc.                                                        953,700        18,606,687               1.2%
  United Dominion Realty Trust, Inc.                                             833,900        19,221,395               1.2%
  Vornado Realty Trust                                                           775,400        61,023,980               4.0%
  Weingarten Realty Investors                                                    543,500        20,658,435               1.3%
  Other Securities                                                                             279,686,830              18.5%
                                                                                           ---------------   ---------------
Total Real Estate Investment Trusts
  (Cost $1,096,101,372)                                                                      1,531,034,186              99.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $1,096,101,372)                                                                      1,531,034,186              99.2%
                                                                                           ---------------   ---------------

                                                                              FACE                             PERCENTAGE
                                                                             AMOUNT                 VALUE+   OF NET ASSETS**
                                                                             ------                 ------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (4.5%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
    (Collateralized by $128,705,000 U.S. STRIPS 6.125%, 11/15/27,
    valued at $46,244,994) to be repurchased at $45,340,256
    (Cost $45,336,579)                                                   $        45,337   $    45,336,579               2.9%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $26,333,000 FHLMC Notes 4.00%, 09/22/09,
     valued at $26,365,916) to be repurchased at $25,978,085
    (Cost $25,976,000)                                                            25,976        25,976,000               1.7%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $71,312,579)                                                                            71,312,579               4.6%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,167,413,951)                                                                    $ 1,602,346,765             103.8%
                                                                                           ===============   ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
UNITED KINGDOM -- (21.3%)
COMMON STOCKS -- (21.3%)
   Anglo America P.L.C.                                                          147,129   $     3,505,501               0.4%
   Barclays P.L.C.                                                               630,263         5,972,908               0.6%
   BP Amoco P.L.C.                                                             2,029,664        20,356,813               2.1%
   British American Tobacco P.L.C.                                               273,139         5,184,939               0.6%
   Diageo P.L.C.                                                                 282,174         4,058,389               0.4%
   Glaxosmithkline P.L.C.                                                        556,137        13,764,313               1.5%
   HBOS P.L.C.                                                                   381,407         5,547,718               0.6%
   HSBC Holdings P.L.C.                                                        1,080,317        17,084,223               1.8%
   Lloyds TSB Group P.L.C.                                                       557,469         4,592,496               0.5%
   Royal Bank of Scotland Group P.L.C.                                           303,894         8,917,233               0.9%
   Shell Transport & Trading Co., P.L.C.                                         885,490         7,692,869               0.8%
   Tesco P.L.C.                                                                  736,698         4,194,107               0.5%
   Vodafone Group P.L.C.                                                       6,136,607        15,449,029               1.6%
   Zeneca Group P.L.C.                                                           155,158         6,574,255               0.7%
   Other Securities                                                                            113,018,283              11.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $197,422,630)                                                                         235,913,076              24.8%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $141,510)                                                                               138,318               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $197,564,140)                                                                         236,051,394              24.8%
                                                                                           ---------------   ---------------
JAPAN -- (19.2%)
COMMON STOCKS -- (19.2%)
   Canon, Inc.                                                                    71,000         3,839,342               0.4%
   Mitsubishi Tokyo Financial Group, Inc.                                            501         4,148,035               0.5%
   Mizuho Holdings, Inc.                                                             983         4,624,289               0.5%
   Nippon Telegraph & Telephone Corp.                                              2,177         8,882,061               0.9%
   Nissan Motor Co., Ltd.                                                        437,600         4,288,631               0.5%
   NTT Docomo, Inc.                                                                6,017         9,024,644               1.0%
   Takeda Chemical Industries, Ltd.                                               74,900         3,597,236               0.4%
   Toyota Motor Credit Corp.                                                     248,400         8,829,632               0.9%
   Other Securities                                                                            165,881,977              17.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $222,416,289)                                                                         213,115,847              22.4%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $82,940)                                                                                 82,312               0.0%
                                                                                           ---------------   ---------------
TOTAL -- JAPAN
   (Cost $222,499,229)                                                                         213,198,159              22.4%
                                                                                           ---------------   ---------------
FRANCE -- (8.2%)
COMMON STOCKS -- (8.2%)
 # BNP Paribas SA                                                                 72,070         4,844,918               0.5%
#* France Telecom SA                                                             231,887         6,593,043               0.7%
 # L'Oreal                                                                        64,016         4,635,405               0.5%
 # Sanofi Synthelabo                                                              99,510         8,954,779               0.9%

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
 # Total SA                                                                       49,434   $    10,993,233               1.2%
   Other Securities                                                                             55,252,615               5.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $78,314,817)                                                                           91,273,993               9.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $4,469)                                                                                   1,083               0.0%
                                                                                           ---------------   ---------------
TOTAL -- FRANCE
   (Cost $78,319,286)                                                                           91,275,076               9.6%
                                                                                           ---------------   ---------------
GERMANY -- (5.9%)
COMMON STOCKS -- (5.9%)
 # Deutsche Bank AG                                                               45,186         3,515,426               0.4%
   Deutsche Telekom AG                                                           354,516         6,588,307               0.7%
   E.ON AG                                                                        56,479         4,903,165               0.5%
   SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)                 25,996         4,287,803               0.5%
   Siemens AG                                                                     71,302         5,218,898               0.6%
   Other Securities                                                                             41,174,944               4.2%
                                                                                           ---------------   ---------------
TOTAL -- GERMANY
   (Cost $64,930,249)                                                                           65,688,543               6.9%
                                                                                           ---------------   ---------------
SWITZERLAND -- (5.9%)
COMMON STOCKS -- (5.9%)
   Credit Swisse Group                                                            96,225         3,849,392               0.4%
   Nestle SA, Cham und Vevey                                                      35,676         9,390,043               1.0%
   Novartis AG                                                                   236,286        11,534,671               1.2%
   Roche Holding AG Bearer                                                        26,618         3,852,257               0.4%
   Roche Holding AG Genusschein                                                   59,538         7,499,453               0.8%
   Swisscom AG                                                                    10,343         3,461,537               0.4%
   UBS AG                                                                         95,271         7,357,923               0.8%
   Other Securities                                                                             18,608,045               1.9%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $51,368,768)                                                                           65,553,321               6.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $15,636)                                                                                 15,302               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SWITZERLAND
   (Cost $51,384,404)                                                                           65,568,623               6.9%
                                                                                           ---------------   ---------------
AUSTRALIA -- (4.4%)
COMMON STOCKS -- (4.4%)
   BHP Billiton, Ltd.                                                            326,085         4,088,585               0.4%
   Telstra Corp., Ltd.                                                         1,076,734         4,079,625               0.4%
   Other Securities                                                                             40,195,536               4.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $33,118,345)                                                                           48,363,746               5.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $197,620)                                                                               197,429               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRALIA
   (Cost $33,315,965)                                                                           48,561,175               5.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
NETHERLANDS -- (4.0%)
COMMON STOCKS -- (4.0%)
   ABN AMRO Holding NV                                                           160,214   $     3,720,734               0.4%
   ING Groep NV                                                                  219,463         6,072,380               0.6%
   Royal Dutch Petroleum Co., Den Haag                                           190,405        11,119,403               1.2%
   Other Securities                                                                             24,016,213               2.5%
                                                                                           ---------------   ---------------
TOTAL -- NETHERLANDS
   (Cost $43,261,593)                                                                           44,928,730               4.7%
                                                                                           ---------------   ---------------
ITALY -- (3.2%)
COMMON STOCKS -- (3.2%)
 # Eni SpA                                                                       237,013         6,069,975               0.7%
 # Ente Nazionale per L'Energia Elettrica SpA                                    461,796         4,153,898               0.4%
   Other Securities                                                                             25,162,984               2.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $29,690,692)                                                                           35,386,857               3.7%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
   Other Securities
     (Cost $43,047)                                                                                 16,168               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                         392               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ITALY
   (Cost $29,733,739)                                                                           35,403,417               3.7%
                                                                                           ---------------   ---------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 # Banco Santander Central Hispanoamerica SA                                     504,762         5,766,128               0.6%
   Telefonica de Espana SA                                                       350,218         5,871,750               0.6%
   Other Securities                                                                             23,371,951               2.5%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $25,422,245)                                                                           35,009,829               3.7%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                       7,047               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SPAIN
   (Cost $25,422,245)                                                                           35,016,876               3.7%
                                                                                           ---------------   ---------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (2.0%)
   Telefon AB L.M. Ericsson Series B                                           1,251,800         3,936,917               0.4%
   Other Securities                                                                             18,755,133               2.0%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $18,457,469)                                                                           22,692,050               2.4%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $59,725)                                                                                 58,904               0.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                             $        11,276               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SWEDEN
   (Cost $18,517,194)                                                                           22,762,230               2.4%
                                                                                           ---------------   ---------------
HONG KONG -- (1.6%)
COMMON STOCKS -- (1.6%)
   Other Securities
     (Cost $16,727,871)                                                                         18,011,748               1.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $32,171)                                                                                 32,169               0.0%
                                                                                           ---------------   ---------------
TOTAL -- HONG KONG
   (Cost $16,760,042)                                                                           18,043,917               1.9%
                                                                                           ---------------   ---------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
   Nokia Oyj                                                                     372,121         6,258,856               0.7%
   Other Securities                                                                              7,892,659               0.8%
                                                                                           ---------------   ---------------
TOTAL -- FINLAND
   (Cost $11,284,993)                                                                           14,151,515               1.5%
                                                                                           ---------------   ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   Other Securities                                                                             10,595,920               1.1%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
   (Cost $7,841,615)                                                                            10,595,920               1.1%
                                                                                           ---------------   ---------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
   Other Securities
     (Cost $5,769,360)                                                                           8,148,479               0.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $85,319)                                                                                 83,181               0.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
   (Cost $5,854,679)                                                                             8,231,660               0.9%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   Other Securities
     (Cost $7,769,250)                                                                           7,762,053               0.8%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $25,612)                                                                                 25,559               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
   (Cost $7,794,862)                                                                             7,787,612               0.8%
                                                                                           ---------------   ---------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
   Other Securities                                                                              7,567,322               0.8%
                                                                                           ---------------   ---------------
TOTAL -- IRELAND
   (Cost $6,069,613)                                                                             7,567,322               0.8%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
   Other Securities
     (Cost $3,977,030)                                                                     $     5,943,437               0.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $537)                                                                                       527               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
   (Cost $3,977,567)                                                                             5,943,964               0.6%
                                                                                           ---------------   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
   Other Securities                                                                              4,541,274               0.5%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
   (Cost $3,415,686)                                                                             4,541,274               0.5%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
   Other Securities                                                                              3,044,717               0.3%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
   (Cost $1,761,203)                                                                             3,044,717               0.3%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Other Securities
     (Cost $2,888,823)                                                                           2,909,318               0.3%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                       2,524               0.0%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
   (Cost $2,888,823)                                                                             2,911,842               0.3%
                                                                                           ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 * Euro Currency                                                                                 2,288,023               0.2%
                                                                                           ---------------   ---------------
TOTAL -- EMU
   (Cost $2,342,556)                                                                             2,288,023               0.2%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Other Securities
     (Cost $1,177,729)                                                                           1,842,812               0.2%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $2,904)                                                                                   2,858               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
   (Cost $1,180,633)                                                                             1,845,670               0.2%
                                                                                           ---------------   ---------------

                                                                              FACE                             PERCENTAGE
                                                                             AMOUNT                 VALUE+   OF NET ASSETS**
                                                                             ------        ---------------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (14.8%)
 ^ Repurchase Agreement, Deutsche Bank Securities & Morgan Stanley
     2.96%, 06/01/05 (Collateralized by $320,972,265 U.S. TIPS
     1.875%, 07/15/13 & U.S. STRIPS, maturities ranging from
     05/15/20 to 11/15/21, valued at $164,624,642) to
     be repurchased at $161,409,041 (Cost $161,395,770)                  $       161,396   $   161,395,770              16.9%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $2,766,000 FNMA Notes 2.95%, 11/14/07, valued
     at $2,762,543) to be repurchased at $2,721,218 (Cost $2,721,000)              2,721         2,721,000               0.3%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $164,116,770)                                                                         164,116,770              17.2%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,000,237,086)                                                                   $ 1,109,524,429             116.5%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                         FACE
                                                        AMOUNT                VALUE+
                                                        ------                ------
                                                         (000)
UNITED STATES -- (30.0%)
BONDS -- (18.8%)
   Bayerische Landesbank
       3.200%, 04/15/09                              $      10,000   $     9,637,650
   Citigroup, Inc.
       4.250%, 07/29/09                                     13,575        13,591,195
   General Electric Capital Corp.
       3.250%, 06/15/09                                     33,850        32,657,363
   Gillette Co.
       3.800%, 09/15/09                                     34,185        33,784,249
   Pfizer, Inc.
       5.625%, 04/15/09                                     18,300        19,243,109
   Procter & Gamble Co.
       6.875%, 09/15/09                                     22,579        24,991,002
   Toyota Motor Credit Corp.
       2.875%, 08/01/08                                      6,000         5,819,364
   US Bank NA
       3.400%, 03/02/09                                     30,250        29,423,510
   Wal-Mart Stores, Inc.
       6.875%, 08/10/09                                     33,590        37,026,694
   Wells Fargo & Co.
       3.125%, 04/01/09                                     32,090        30,972,562
   Westdeutsche Landesbank
       6.050%, 01/15/09                                     32,200        34,017,239
                                                                     ---------------
 TOTAL BONDS
   (Cost $274,546,786)                                                   271,163,937
                                                                     ---------------
 AGENCY OBLIGATIONS -- (11.2%)
   Federal Farm Credit Bank
       4.125%, 04/15/09                                     17,500        17,605,192
   Federal Home Loan Bank
       4.000%, 11/13/09                                      6,000         5,991,768
       3.875%, 01/15/10                                     33,000        32,870,706
   Federal Home Loan Mortgage
      Corporation
       5.750%, 03/15/09                                     16,000        17,016,320
      @3.750%, 07/15/09                                      19,100        24,498,246
       6.625%, 09/15/09                                     21,000        23,167,746
   Federal National Mortgage Association
       5.250%, 01/15/09                                     10,500        10,952,329
       3.250%, 02/15/09                                     30,000        29,264,340
                                                                     ---------------
 TOTAL AGENCY OBLIGATIONS
   (Cost $162,865,463)                                                   161,366,647
                                                                     ---------------
 TOTAL -- UNITED STATES
   (Cost $437,412,249)                                                   432,530,584
                                                                     ---------------
 CANADA -- (13.2%)
 BONDS -- (13.2%)
   BP Canada Finance
       3.625%, 01/15/09                                     11,394        11,268,837
 ^British Columbia, Province of
       6.250%, 12/01/09                                     42,600        37,831,936
  ^Canada Housing Trust
       4.650%, 09/15/09                              $      47,900   $    39,921,285
^Canada, Goverment of
      4.250%, 09/01/09                                      35,800        29,542,415
^Ontario, Province of
      6.200%, 11/19/09                                      42,500        37,630,378
^Toyota Credit Canada
      4.250%, 06/17/09                                      27,600        22,509,788
      4.750%, 06/29/09                                      14,300        11,860,706
                                                                     ---------------
TOTAL -- CANADA
  (Cost $188,256,513)                                                    190,565,345
                                                                     ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (11.7%)
BONDS -- (11.7%)
  African Development Bank
      3.250%, 08/01/08                                      15,300        15,067,623
  Asian Development Bank
      5.948%, 05/20/09                                      34,000        36,380,238
  European Investment Bank
      3.375%, 03/16/09                                      33,435        32,886,031
     #4.000%, 04/15/09                                      10,200         1,440,961
  Inter-American Development Bank
      5.375%, 11/18/08                                       9,000         9,456,057
    ^5.625%, 06/29/09                                       32,360        27,858,861
  International Finance Corp.
      3.750%, 06/30/09                                      15,035        14,944,835
 #Oresundsbro Konsortiet
     6.000%, 04/20/09                                        9,000         1,353,524
  World Bank (International Bank for
     Reconstruction & Development)
      5.125%, 03/13/09                                      27,300        28,483,455
                                                                     ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $167,060,999)                                                    167,871,585
                                                                     ---------------
GERMANY -- (8.6%)
BONDS -- (8.6%)
@Bundesrepublik Deutschland
     5.375%, 01/04/10                                       14,000        19,262,197
  Deutsche Postbank AG
      5.500%, 02/17/09                                       8,000         8,420,760
  KFW-Kreditanstalt Fuer
    Wiederaufbau AG
     #3.750%, 01/28/09                                      15,560         2,174,701
    @3.500%, 04/17/09                                       29,000        36,938,422
^Landesbank Baden-Wuerttemberg
    FoerderBank
     4.500%, 01/26/09                                       19,800        16,293,324
^Landwirtschaftliche RentenBank
     4.250%, 09/01/09                                       50,100        41,031,549
                                                                     ---------------
TOTAL -- GERMANY
  (Cost $127,888,528)                                                    124,120,953
                                                                     ---------------

                                                         FACE
                                                        AMOUNT                VALUE+
                                                        ------                ------
                                                         (000)
FRANCE -- (8.2%)
BONDS -- (8.2%)
  Dexia Credit Local
      5.500%, 01/21/09                               $      20,115   $    21,113,207
@ERAP
      3.750%, 04/25/10                                      14,200        18,285,610
@French Republic
      3.000%, 01/12/10                                      28,000        35,012,163
  Total Capital SA
      3.500%, 01/05/09                                      30,900        30,375,658
@UNEDIC
      3.000%, 02/02/10                                      10,000        12,476,127
                                                                     ---------------
TOTAL -- FRANCE
  (Cost $121,210,022)                                                    117,262,765
                                                                     ---------------
NETHERLANDS -- (7.8%)
BONDS -- (7.8%)
  Bank Nederlandse Gemeenten NV
      4.375%, 09/15/09                                      15,000        15,187,005
@Dutch Government Bond
      3.000%, 01/15/10                                      32,000        40,025,399
  Nederlandse Waterschapsbank NV
      2.750%, 12/30/08                                      19,300        18,514,027
 ^Rabobank
      4.250%, 01/05/09                                      47,200        38,472,512
                                                                     ---------------
TOTAL -- NETHERLANDS
  (Cost $114,995,012)                                                    112,198,943
                                                                     ---------------
SWEDEN -- (6.7%)
BONDS -- (6.7%)
  Kommuninvest I Sverige AB
     #4.100%, 05/11/09                                     156,000        22,049,881
      4.000%, 01/21/10                                      10,000         9,990,450
 #Stockholm, Sweden
      3.375%, 03/08/10                                     178,000        24,594,522
 #Swedish Government
      4.000%, 12/01/09                                     277,000        39,378,117
                                                                     ---------------
TOTAL BONDS
  (Cost $101,229,465)                                                     96,012,970
                                                                     ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona (Cost $703,044)                                             695,396
                                                                     ---------------
TOTAL -- SWEDEN
  (Cost $101,932,509)                                                     96,708,366
                                                                     ---------------
UNITED KINGDOM -- (2.8%)
BONDS -- (2.8%)
@ Network Rail Finance P.L.C.
      3.125%, 03/30/09
      (Cost $41,539,716)                                    32,000        40,157,477
                                                                     ---------------
AUSTRIA -- (2.7%)
BONDS -- (2.7%)
@Asfinag
      3.250%, 10/19/09
      (Cost $40,349,337)                             $      30,700   $    38,738,010
                                                                     ---------------
NORWAY -- (2.4%)
BONDS  -- (2.4%)
  Eksportfinans ASA
      4.375%, 07/15/09
      (Cost $34,326,502)                                    34,000        34,334,118
                                                                     ---------------
SPAIN -- (2.3%)
BONDS -- (2.3%)
  Institut de Credito Oficial
      3.875%, 07/15/09
      (Cost $32,819,215)                                    33,045        32,964,436
                                                                     ---------------
FINLAND -- (2.2%)
BONDS -- (2.2%)
  Republic of Finland
      3.250%, 05/15/09
      (Cost $31,752,973)                                    32,700        32,087,725
                                                                     ---------------
EMU -- (0.3%)
INVESTMENT IN CURRENCY -- (0.3%)
*Euro Currency (Cost $4,735,333)                                           4,631,804
                                                                     ---------------
TEMPORARY CASH
  INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $15,773,000
   FNMA Notes 2.95%, 11/14/07,
   valued at $15,753,284) to be
   repurchased at $15,521,246
   (Cost $15,520,000)                                       15,520        15,520,000
                                                                     ---------------
TOTAL INVESTMENTS-- (100.0%)
  (Cost $1,459,798,908)                                              $ 1,439,692,111
                                                                     ===============

----------
+  See Note B to Financial Statements.
@  Denominated in Euro Currency.
^  Denominated in Canadian Dollars.
#  Denominated in Swedish Krona.
*  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                                              DFA
                                                                          DFA              LARGE           FIVE-YEAR
                                                                      REAL ESTATE           CAP             GLOBAL
                                                                      SECURITIES       INTERNATIONAL     FIXED INCOME
                                                                       PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                    ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $44,394, $152,394,
   and $0, of securities on loan, respectively)                     $     1,602,347   $     1,109,524   $     1,439,692
Cash                                                                             --                15                15
Receivables:
   Investment Securities Sold                                                   499                --                --
   Dividends, Interest, and Tax Reclaims                                      1,236             3,694            19,660
   Securities Lending Income                                                     15               188                --
   Fund Shares Sold                                                           1,145             1,053             1,266
Unrealized Gain on Forward Currency Contracts                                    --                --            16,408
Prepaid Expenses and Other Assets                                                45                50                14
                                                                    ---------------   ---------------   ---------------
    Total Assets                                                          1,605,287         1,114,524         1,477,055
                                                                    ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                          45,337           161,396                --
   Investment Securities Purchased                                           13,648                 9            10,857
   Fund Shares Redeemed                                                       2,217               696               597
   Due to Advisor                                                               379               198               299
Accrued Expenses and Other Liabilities                                          111               128               124
                                                                    ---------------   ---------------   ---------------
    Total Liabilities                                                        61,692           162,427            11,877
                                                                    ---------------   ---------------   ---------------
NET ASSETS                                                          $     1,543,595   $       952,097   $     1,465,178
                                                                    ===============   ===============   ===============
SHARES OUTSTANDING $0.01 PAR VALUE                                       66,276,843        54,801,864       137,666,845
                                                                    ===============   ===============   ===============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                                  $         23.29   $         17.37   $         10.64
                                                                    ===============   ===============   ===============
Investments at Cost                                                 $     1,167,414   $     1,000,237   $     1,459,799
                                                                    ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005
                                   (UNAUDITED)

                                                                                                             DFA
                                                                         DFA               LARGE           FIVE-YEAR
                                                                      REAL ESTATE           CAP             GLOBAL
                                                                      SECURITIES       INTERNATIONAL     FIXED INCOME
                                                                       PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                    ---------------   ---------------   ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $1,378, and
     $0, respectively)                                              $        30,936   $        15,080                --
   Interest                                                                     163               112   $        24,377
   Income from Securities Lending                                                66               536                --
                                                                    ---------------   ---------------   ---------------
        Total Investment Income                                              31,165            15,728            24,377
                                                                    ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                               2,081             1,144             1,643
   Accounting & Transfer Agent Fees                                             317               359               348
   Custodian Fees                                                                66               150                71
   Legal Fees                                                                     7                 6                 7
   Audit Fees                                                                    20                14                23
   Filing Fees                                                                   33                19                36
   Shareholders' Reports                                                          8                 5                 8
   Directors' Fees and Expenses                                                   5                 3                 6
   Other                                                                          9                19                 9
                                                                    ---------------   ---------------   ---------------
        Total Expenses                                                        2,546             1,719             2,151
                                                                    ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)                                                 28,619            14,009            22,226
                                                                    ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                     6,660             1,972            (4,707)
   Net Realized Gain (Loss) on Foreign Currency Transactions                     --               (71)           16,353
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                              60,382            (5,794)          (23,924)
     Translation of Foreign Currency Denominated Amounts                         --              (157)           19,080
                                                                    ---------------   ---------------   ---------------
NET GAIN (LOSS)                                                              67,042            (4,050)            6,802
                                                                    ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $        95,661   $         9,959   $        29,028
                                                                    ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                 DFA                             LARGE
                                                             REAL ESTATE                          CAP
                                                             SECURITIES                      INTERNATIONAL
                                                              PORTFOLIO                        PORTFOLIO
                                                     ---------------------------     ----------------------------
                                                      SIX MONTHS        YEAR          SIX MONTHS        YEAR
                                                         ENDED          ENDED            ENDED          ENDED
                                                        MAY 31,        NOV. 30,         MAY 31,        NOV. 30,
                                                         2005           2004             2005            2004
                                                     ------------    -----------     ------------    ------------
                                                     (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     28,619    $     36,046    $     14,009    $     14,084
   Net Realized Gain (Loss) on
    Investment Securities Sold                              6,660          30,696           1,972           2,103
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                              --              --             (71)            (15)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                     60,382         205,195          (5,794)        119,249
    Translation of Foreign Currency
    Denominated Amounts                                        --              --            (157)             32
                                                     ------------    ------------    ------------    ------------
       Net Increase (Decrease) in Net Assets
        Resulting from Operations                          95,661         271,937           9,959         135,453
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (38,190)        (39,355)         (8,867)        (20,560)
   Net Short-Term Gains                                    (3,262)           (707)             --              --
   Net Long-Term Gains                                    (28,712)         (6,193)             --              --
                                                     ------------    ------------    ------------    ------------
       Total Distributions                                (70,164)        (46,255)         (8,867)        (20,560)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          299,536         426,234         155,809         291,666
   Shares Issued in Lieu of Cash Distributions             69,268          45,463           8,367          19,638
   Shares Redeemed                                       (159,604)       (171,886)        (58,054)        (85,437)
                                                     ------------    ------------    ------------    ------------
       Net Increase (Decrease) from
        Capital Share Transactions                        209,200         299,811         106,122         225,867
                                                     ------------    ------------    ------------    ------------
       Total Increase (Decrease)                          234,697         525,493         107,214         340,760
NET ASSETS
   Beginning of Period                                  1,308,898         783,405         844,883         504,123
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  1,543,595    $  1,308,898    $    952,097    $    844,883
                                                     ============    ============    ============    ============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                           13,534          21,487           8,790          18,507
   Shares Issued in Lieu of Cash Distributions              3,065           2,448             474           1,271
   Shares Redeemed                                         (7,187)         (8,746)         (3,263)         (5,382)
                                                     ------------    ------------    ------------    ------------
                                                            9,412          15,189           6,001          14,396
                                                     ============    ============    ============    ============

                                                                DFA
                                                             FIVE-YEAR
                                                        GLOBAL FIXED INCOME
                                                             PORTFOLIO
                                                     ---------------------------
                                                      SIX MONTHS        YEAR
                                                         ENDED          ENDED
                                                        MAY 31,        NOV. 30,
                                                         2005            2004
                                                     ------------    -----------
                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     22,226    $     34,954
   Net Realized Gain (Loss) on
    Investment Securities Sold                             (4,707)         (5,049)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                          16,353          (6,964)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                    (23,924)         11,559
    Translation of Foreign Currency
    Denominated Amounts                                    19,080          (2,966)
                                                     ------------    ------------
       Net Increase (Decrease) in Net Assets
        Resulting from Operations                          29,028          31,534
                                                     ------------    ------------
Distributions From:
   Net Investment Income                                  (10,083)        (32,175)
   Net Short-Term Gains                                        --          (7,366)
   Net Long-Term Gains                                         --         (30,042)
                                                     ------------    ------------
       Total Distributions                                (10,083)        (69,583)
                                                     ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          367,391         486,993
   Shares Issued in Lieu of Cash Distributions              9,950          69,052
   Shares Redeemed                                       (136,686)       (281,857)
                                                     ------------    ------------
       Net Increase (Decrease) from
        Capital Share Transactions                        240,655         274,188
                                                     ------------    ------------
       Total Increase (Decrease)                          259,600         236,139
NET ASSETS
   Beginning of Period                                  1,205,578         969,439
                                                     ------------    ------------
   End of Period                                     $  1,465,178    $  1,205,578
                                                     ============    ============
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                           34,925          46,221
   Shares Issued in Lieu of Cash Distributions                949           6,592
   Shares Redeemed                                        (12,998)        (26,765)
                                                     ------------    ------------
                                                           22,876          26,048
                                                     ============    ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               DFA REAL ESTATE SECURITIES PORTFOLIO
                                       ------------------------------------------------------------------------------------
                                        SIX MONTHS         YEAR         YEAR           YEAR          YEAR          YEAR
                                           ENDED           ENDED        ENDED          ENDED         ENDED         ENDED
                                          MAY 31,         NOV. 30,     NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,
                                           2005             2004         2003           2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period   $       23.02    $     18.80   $     14.91   $     15.02   $     13.51   $     11.50
                                       -------------    -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                 0.52           0.62          0.64          0.54          0.82          0.76
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   0.98           4.47          4.08          0.18          1.49          1.90
                                       -------------    -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations            1.50           5.09          4.72          0.72          2.31          2.66
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       (0.67)         (0.71)        (0.75)        (0.75)        (0.80)        (0.65)
   Net Realized Gains                          (0.56)         (0.16)        (0.08)        (0.08)           --            --
                                       -------------    -----------   -----------   -----------   -----------   -----------
    Total Distributions                        (1.23)         (0.87)        (0.83)        (0.83)        (0.80)        (0.65)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $       23.29    $     23.02   $     18.80   $     14.91   $     15.02   $     13.51
===========================================================================================================================
Total Return                                    6.66%#        29.44%        33.48%         5.36%        17.76%        24.49%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  $   1,543,595    $ 1,308,898   $   783,405   $   413,264   $   283,732   $   210,231
Ratio of Expenses to Average Net
   Assets                                       0.37%*         0.39%         0.41%         0.42%         0.43%         0.45%
Ratio of Net Investment Income to
   Average Net Assets                           4.14%*         3.61%         4.19%         4.71%         5.55%         6.06%
Portfolio Turnover Rate                            1%#            6%            2%            2%            6%            7%

                                                                  LARGE CAP INTERNATIONAL PORTFOLIO
                                       ------------------------------------------------------------------------------------
                                        SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                           ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                           MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                            2005            2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period   $       17.31    $     14.65   $     12.10   $     13.90   $     17.30   $     19.41
                                       -------------    -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                 0.27           0.31          0.25          0.22          0.25          0.23
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                  (0.03)          2.86          2.51         (1.79)        (3.38)        (1.96)
                                       -------------    -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations            0.24           3.17          2.76         (1.57)        (3.13)        (1.73)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       (0.18)         (0.51)        (0.21)        (0.23)        (0.22)        (0.21)
   Net Realized Gains                             --             --            --            --         (0.05)        (0.17)
                                       -------------    -----------   -----------   -----------   -----------   -----------
    Total Distributions                        (0.18)         (0.51)        (0.21)        (0.23)        (0.27)        (0.38)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $       17.37    $     17.31   $     14.65   $     12.10   $     13.90   $     17.30
===========================================================================================================================
Total Return                                    1.37%#        22.09%        23.32%       (11.50)%      (18.42)%       (9.19)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  $     952,097    $   844,883   $   504,123   $   337,367   $   344,871   $   358,638
Ratio of Expenses to Average Net
   Assets                                       0.38%*         0.41%         0.43%         0.44%         0.45%         0.47%
Ratio of Net Investment Income to
   Average Net Assets                           3.07%*         2.07%         2.10%         1.74%         1.65%         1.21%
Portfolio Turnover Rate                            2%#            1%            1%            9%            4%            1%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                           DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                                    --------------------------------------------------------
                                                                      SIX MONTHS              YEAR                YEAR
                                                                         ENDED                ENDED               ENDED
                                                                        MAY 31,              NOV. 30,            NOV. 30,
                                                                         2005                 2004                2003
----------------------------------------------------------------------------------------------------------------------------
                                                                      (UNAUDITED)
Net Asset Value, Beginning of Period                                $         10.50      $         10.92     $         10.93
                                                                    ---------------      ---------------     ---------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                0.29                 0.26                0.33
   Net Gains (Losses) on Securities (Realized and and Unrealized)             (0.07)                0.06                0.15
                                                                    ---------------      ---------------     ---------------
    Total From Investment Operations                                           0.22                 0.32                0.48
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                      (0.08)               (0.32)              (0.39)
   Net Realized Gains                                                            --                (0.42)              (0.10)
                                                                    ---------------      ---------------     ---------------
    Total Distributions                                                       (0.08)               (0.74)              (0.49)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $         10.64      $         10.50     $         10.92
============================================================================================================================
Total Return                                                                   2.13%#               3.04%               4.45%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                               $     1,465,178      $     1,205,578     $       969,439
Ratio of Expenses to Average Net Assets                                        0.33%*               0.34%               0.34%
Ratio of Net Investment Income to Average Net Assets                           3.39%*               3.12%               3.23%
Portfolio Turnover Rate                                                          32%#                 90%                103%

                                                                          DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                                    --------------------------------------------------------
                                                                        YEAR                  YEAR               YEAR
                                                                        ENDED                 ENDED              ENDED
                                                                       NOV. 30,              NOV. 30,           NOV. 30,
                                                                        2002                  2001               2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $         10.50      $         10.50     $         10.53
                                                                    ---------------      ---------------     ---------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                0.33                 0.50                0.61
   Net Gains (Losses) on Securities (Realized and and Unrealized)              0.44                 0.22                  --
                                                                    ---------------      ---------------     ---------------
    Total From Investment Operations                                           0.77                 0.72                0.61
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                      (0.33)               (0.72)              (0.64)
   Net Realized Gains                                                         (0.01)                  --                  --
                                                                    ---------------      ---------------     ---------------
    Total Distributions                                                       (0.34)               (0.72)              (0.64)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $         10.93      $         10.50     $         10.50
============================================================================================================================
Total Return                                                                   7.55%                7.23%               6.09%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                               $       761,717      $       628,936     $       517,325
Ratio of Expenses to Average Net Assets                                        0.35%                0.37%               0.38%
Ratio of Net Investment Income to Average Net Assets                           4.09%                4.04%               4.15%
Portfolio Turnover Rate                                                          79%                 113%                 80%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund consists of thirty-seven portfolios, of which DFA Real Estate Securities Portfolio, Large Cap International Portfolio and DFA Five-Year Global Fixed Income Portfolio (the "Portfolios") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by the Large Cap International Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The Large Cap International Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Global Fixed Income Portfolio are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Large Cap International Portfolio and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The Large Cap International Portfolio does not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Large Cap International Portfolio and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Large Cap International Portfolio and the DFA Five-Year Global Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. These Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

     For the six months ended May 31, 2005, the Portfolios advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               DFA Real Estate Securities Portfolio           0.30 of 1%
               Large Cap International Portfolio              0.25 of 1%
               DFA Five-Year Global Fixed Income Portfolio    0.25 of 1%

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

               DFA Real Estate Securities Portfolio           $  21,595
               Large Cap International Portfolio                 14,396
               DFA Five-Year Global Fixed Income Portfolio       20,239

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                        U.S. GOVERNMENT        OTHER INVESTMENT
                                                          SECURITIES              SECURITIES
                                                     ---------------------   ---------------------
                                                     PURCHASES     SALES     PURCHASES     SALES
                                                     ---------   ---------   ---------   ---------
DFA Real Estate Securities Portfolio                        --          --   $ 195,051   $  19,905
Large Cap International Portfolio                           --          --     121,356      14,245
DFA Five-Year Global Fixed Income Portfolio          $ 147,394   $ 227,411     588,350     178,600

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                       ORDINARY
                                                      INCOME AND
                                                      SHORT-TERM       LONG-TERM
                                                     CAPITAL GAINS   CAPITAL GAINS   TOTAL
                                                     -------------   -------------  --------
DFA Real Estate Securities Portfolio
2004                                                   $  40,062      $   6,193     $ 46,255
2003                                                      20,722          2,261       22,983
Large Cap International Portfolio
2004                                                      20,560             --       20,560
2003                                                       5,772             --        5,772
DFA Five-Year Global Fixed Income Portfolio
2004                                                      39,545         30,038       69,583
2003                                                      32,928          2,655       35,583

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                  TOTAL NET
                                                                                                DISTRIBUTABLE
                                                      UNDISTRIBUTED  UNDISTRIBUTED    CAPITAL     EARNINGS/
                                                     NET INVESTMENT    LONG-TERM       LOSS     (ACCUMULATED
                                                         INCOME      CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                     --------------  ------------- ------------ -------------
DFA Real Estate Securities Portfolio                    $  9,090       $  28,181            --   $   37,271
Large Cap International Portfolio                          6,784              --    $  (19,070)     (12,286)
DFA Five-Year Global Fixed Income Portfolio                  111              --        (5,041)      (4,930)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                          EXPIRES ON NOVEMBER 30,
                                                     ----------------------------------
                                                     2009      2010     2011     2012      TOTAL
                                                     -----   --------   -----   -------   --------
Large Cap International Portfolio                    $ 357   $ 18,180   $ 533        --   $ 19,070
DFA Five-Year Global Fixed Income Portfolio             --         --      --   $ 5,041      5,041

     Certain of the investments in Large Cap International Portfolio are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Large Cap International Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $5,327,264 and $81,703, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                   NET
                                                                                               UNREALIZED
                                                        FEDERAL    UNREALIZED    UNREALIZED   APPRECIATION/
                                                       TAX COST   APPRECIATION  DEPRECIATION (DEPRECIATION)
                                                     ------------ ------------  ------------ --------------
DFA Real Estate Securities Portfolio                 $  1,168,848  $  438,660   $   (5,161)    $  433,499
Large Cap International Portfolio                       1,001,050     174,997      (66,523)       108,474
DFA Five-Year Global Fixed Income Portfolio             1,459,830          --      (20,138)       (20,138)

G. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                      ACCUMULATED                               ACCUMULATED
                                                          NET                                  NET REALIZED
                                                      INVESTMENT           ACCUMULATED            FOREIGN
                                  PAID-IN               INCOME            NET REALIZED           EXCHANGE
                                  CAPITAL               (LOSS)             GAIN (LOSS)          GAIN (LOSS)
                              -----------------    -----------------    -----------------   -----------------
DFA Real Estate Securities
  Portfolio                   $       1,109,179    $         (10,160)   $           9,643                  --
Large Cap International
  Portfolio                             854,346                6,590              (17,965)  $             (71)
DFA Five-Year Global Fixed
  Income Portfolio                    1,447,241               15,285               (9,708)             16,353

                                 UNREALIZED
                                 APPRECIATION         UNREALIZED
                              (DEPRECIATION) OF       NET FOREIGN                               NUMBER OF
                                  INVESTMENT           EXCHANGE             TOTAL NET             SHARES
                                  SECURITIES          GAIN (LOSS)            ASSETS             AUTHORIZED
                              -----------------    -----------------    -----------------   -----------------
DFA Real Estate Securities
  Portfolio                   $         434,933                   --    $       1,543,595         100,000,000
Large Cap International
  Portfolio                             109,287    $             (90)             952,097         150,000,000
DFA Five-Year Global Fixed
  Income Portfolio                      (20,107)              16,114            1,465,178         200,000,000

H. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2005, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements.

                                                                                     UNREALIZED
                                                                                       FOREIGN
SETTLEMENT                                         CONTRACT         VALUE AT          EXCHANGE
   DATE      CURRENCY SOLD      CURRENCY            AMOUNT        MAY 31, 2005       GAIN (LOSS)
----------   -------------   ---------------    -------------    --------------    -------------
 06/09/05     191,956,050    Canadian Dollar    $ 153,649,286    $  152,949,104    $     700,182
 06/23/05     191,776,077    Canadian Dollar      152,032,806       152,842,784         (809,978)
 06/09/05     683,606,458    Swedish Krona         95,935,240        91,895,416        4,039,824
 06/09/05     218,389,651    Euro Currency        281,264,962       268,787,483       12,477,479
                                                -------------    --------------    -------------
                                       Total    $ 682,882,294    $  666,474,787    $  16,407,507
                                                =============    ==============    =============

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

I. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. During the six months ended May 31, 2005, borrowings under the line of credit were as follows:

                                        WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                         AVERAGE        AVERAGE       DAYS       EXPENSE  BORROWED DURING
                                      INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                      -------------  ------------  -----------  --------  ---------------
DFA Real Estate Securities Portfolio      3.00%      $  4,292,000       2       $    715  $     7,512,000

     There were no outstanding borrowings under the line of credit at May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios during the six months ended May 31, 2005.

J. SECURITIES LENDING:

     As of May 31, 2005, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Portfolios paid fees for securities lending for the six month period ended May 31, 2005, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below (amounts in thousands):

               DFA Real Estate Securities Portfolio     $   16
               Large Cap International Portfolio           230

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005
EXPENSE TABLE

                                   BEGINNING    ENDING               EXPENSES
                                    ACCOUNT     ACCOUNT  ANNUALIZED    PAID
                                     VALUE       VALUE     EXPENSE    DURING
                                   12/01/04    05/31/05     RATIO     PERIOD*
                                  ----------  ---------- ----------  --------
   Actual Fund Return             $ 1,000.00  $ 1,072.90     0.29%    $ 1.50
   Hypothetical 5% Annual Return  $ 1,000.00  $ 1,023.55     0.29%    $ 1.46

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                                                  25.0%
Materials                                                                   21.3
Industrials                                                                 16.6
Consumer Discretionary                                                       9.8
Consumer Staples                                                             7.9
Information Technology                                                       6.1
Utilities                                                                    3.7
Energy                                                                       3.4
Other                                                                        2.5
Telecommunication Services                                                   2.3
Health Care                                                                  1.4
                                                                           -----
                                                                           100.0%
                                                                           =====

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
TAIWAN -- (12.6%)
COMMON STOCKS -- (12.5%)
* China Development Financial Holding Corp.                                   20,000,000    $     7,617,330                0.5%
  Mega Financial Holding Co., Ltd.                                            18,530,000         12,005,790                0.7%
  Far East Textile, Ltd.                                                      10,566,613          7,916,095                0.5%
* United Microelectronics Corp.                                               29,761,000         20,051,403                1.2%
  Other Securities                                                                              162,714,471                9.6%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $197,469,867)                                                                           210,305,089               12.5%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
  (Cost $2,140,116)                                                                               2,130,393                0.1%
                                                                                            ---------------    ---------------
TOTAL -- TAIWAN
  (Cost $199,609,983)                                                                           212,435,482               12.6%
                                                                                            ---------------    ---------------
SOUTH KOREA -- (12.5%)
COMMON STOCKS -- (12.5%)
  Hyundai Heavy Industries Co., Ltd.                                             189,160          9,895,943                0.6%
  Hyundai Motor Co., Ltd.                                                        446,030         24,988,826                1.5%
  Kia Motors Corp.                                                               899,680         12,798,297                0.8%
  Other Securities                                                                              162,409,432                9.5%
                                                                                            ---------------    ---------------
TOTAL -- SOUTH KOREA
  (Cost $123,891,857)                                                                           210,092,498               12.4%
                                                                                            ---------------    ---------------
MEXICO -- (11.8%)
COMMON STOCKS -- (11.8%)
  Alfa S.A. de C.V. Series A                                                   5,405,364         31,038,624                1.8%
  Controladora Comercial Mexicana S.A. de C.V. Series B                        7,880,200          8,470,725                0.5%
* Empresas ICA Sociedad Controladora S.A. de C.V.                             19,372,200          7,653,232                0.5%
  Gruma S.A. de C.V. Series B                                                  3,347,050          7,149,615                0.4%
  Grupo Carso S.A. de C.V. Series A-1                                         13,173,051         22,995,215                1.4%
  Grupo Financiero Inbursa S.A. de C.V. Series O                               6,727,615         14,339,916                0.9%
  Nueva Grupo Mexico S.A. de C.V. Series B                                     7,114,545         33,597,561                2.0%
* Organizacion Soriana S.A. de C.V. Series B                                   5,249,700         19,967,897                1.2%
  Other Securities                                                                               54,366,936                3.1%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $146,081,834)                                                                           199,579,721               11.8%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
  (Cost $6,375)                                                                                       6,158                0.0%
                                                                                            ---------------    ---------------
TOTAL -- MEXICO
  (Cost $146,088,209)                                                                           199,585,879               11.8%
                                                                                            ---------------    ---------------
SOUTH AFRICA -- (11.5%)
COMMON STOCKS -- (11.5%)
  ABSA Group, Ltd.                                                             1,320,947         16,043,409                1.0%
  Barloworld, Ltd.                                                               591,025          7,638,436                0.5%
  Harmony Gold Mining Co., Ltd.                                                1,129,748          8,381,894                0.5%
  Liberty Group, Ltd.                                                          1,200,433         10,945,012                0.7%
  Mittal Steel South Africa, Ltd.                                              1,861,627         13,888,307                0.8%
  Nedcor, Ltd.                                                                 1,296,534         14,445,486                0.9%

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
  Old Mutual PLC                                                               9,543,274    $    20,311,584                1.2%
  Sanlam, Ltd.                                                                 7,196,373         11,855,679                0.7%
  Other Securities                                                                               89,821,475                5.2%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $173,630,877)                                                                           193,331,282               11.5%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* South African Rand
  (Cost $154,604)                                                                                   135,706                0.0%
                                                                                            ---------------    ---------------
TOTAL -- SOUTH AFRICA
  (Cost $173,785,481)                                                                           193,466,988               11.5%
                                                                                            ---------------    ---------------
BRAZIL -- (8.5%)
PREFERRED STOCKS -- (7.4%)
  Banco Bradesco SA                                                              260,759          8,392,555                0.5%
  Gerdau SA                                                                    1,163,328         11,732,256                0.7%
  Investimentos Itau SA                                                        6,952,166         14,195,749                0.8%
  Metalurgica Gerdau SA                                                          595,200          8,250,542                0.5%
  Siderurgica de Tubarao                                                     211,770,000         11,390,493                0.7%
  Telemar Norte Leste SA                                                         545,000         12,734,385                0.8%
  Other Securities                                                                               57,686,818                3.4%
                                                                                            ---------------    ---------------
TOTAL PREFERRED STOCKS
  (Cost $52,619,290)                                                                            124,382,798                7.4%
                                                                                            ---------------    ---------------
COMMON STOCKS -- (1.1%)
  Companhia Siderurgica Nacional SA                                              931,400         16,505,823                1.0%
  Other Securities                                                                                2,375,282                0.1%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $9,216,359)                                                                              18,881,105                1.1%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Brazilian Real
  (Cost $340,944)                                                                                   349,799                0.0%
                                                                                            ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                          19,461                0.0%
                                                                                            ---------------    ---------------
TOTAL -- BRAZIL
  (Cost $62,176,593)                                                                            143,633,163                8.5%
                                                                                            ---------------    ---------------
MALAYSIA -- (7.5%)
COMMON STOCKS -- (7.5%)
  Other Securities
  (Cost $129,698,824)                                                                           126,145,284                7.5%
                                                                                            ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities
  (Cost $8,641)                                                                                      32,128                0.0%
                                                                                            ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $7,042)                                                                                      15,620                0.0%
                                                                                            ---------------    ---------------
TOTAL -- MALAYSIA
  (Cost $129,714,507)                                                                           126,193,032                7.5%
                                                                                            ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
TURKEY -- (6.3%)
COMMON STOCKS -- (6.3%)
  Akbank T.A.S.                                                                2,744,529    $    14,649,872                0.9%
* Dogan Sirketler Grubu Holding A.S.                                           3,007,361          6,912,309                0.4%
  Eregli Demir ve Celik Fabrikalari Turk A.S.                                  1,995,394          8,011,778                0.5%
* Finansbank A.S.                                                              3,416,061         12,105,192                0.7%
* Turkiye Garanti Bankasi A.S.                                                 2,762,007         10,424,036                0.6%
  Turkiye Is Bankasi A.S.                                                      1,860,440         10,048,589                0.6%
  Other Securities                                                                               44,400,446                2.6%
                                                                                            ---------------    ---------------
TOTAL -- TURKEY
  (Cost $31,903,220)                                                                            106,552,222                6.3%
                                                                                            ---------------    ---------------
ISRAEL -- (5.1%)
COMMON STOCKS -- (5.1%)
  Bank Hapoalim, Ltd.                                                          4,239,985         14,885,225                0.9%
  Bank Leumi Le-Israel                                                         5,434,353         15,376,651                0.9%
* Koor Industries, Ltd.                                                          125,769          8,185,325                0.5%
  Other Securities                                                                               47,245,317                2.8%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $54,248,755)                                                                             85,692,518                5.1%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Israel Shekel
  (Cost $132)                                                                                           145                0.0%
                                                                                            ---------------    ---------------
TOTAL -- ISRAEL
  (Cost $54,248,887)                                                                             85,692,663                5.1%
                                                                                            ---------------    ---------------
INDONESIA -- (4.8%)
COMMON STOCKS -- (4.8%)
  PT International Nickel Indonesia Tbk                                        7,522,000         10,980,061                0.7%
  PT Medco Energi International Tbk                                           31,249,000         10,335,525                0.6%
  PT Semen Gresik Tbk                                                          8,421,591         14,220,477                0.8%
  Other Securities                                                                               45,729,526                2.7%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $37,309,655)                                                                             81,265,589                4.8%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Indonesia Rupiah
  (Cost $1,132)                                                                                         999                0.0%
                                                                                            ---------------    ---------------
TOTAL -- INDONESIA
  (Cost $37,310,787)                                                                             81,266,588                4.8%
                                                                                            ---------------    ---------------
THAILAND -- (3.8%)
COMMON STOCKS -- (3.8%)
  Other Securities
  (Cost $39,493,571)                                                                             63,420,396                3.8%
                                                                                            ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                             389                0.0%
                                                                                            ---------------    ---------------
TOTAL -- THAILAND
  (Cost $39,493,571)                                                                             63,420,785                3.8%
                                                                                            ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
CZECH REPUBLIC -- (3.4%)
COMMON STOCKS -- (3.4%)
  Cesky Telecom A.S.                                                             535,201    $    10,020,432                0.6%
  CEZ A.S.                                                                     2,744,208         46,529,555                2.7%
                                                                                            ---------------    ---------------
TOTAL -- CZECH REPUBLIC
  (Cost $49,958,001)                                                                             56,549,987                3.3%
                                                                                            ---------------    ---------------
POLAND -- (3.3%)
COMMON STOCKS -- (3.3%)
  Polski Koncern Naftowy Orlen SA                                              1,699,007         23,039,907                1.4%
  Other Securities                                                                               33,119,435                1.9%
                                                                                            ---------------    ---------------
TOTAL -- POLAND
  (Cost $52,569,461)                                                                             56,159,342                3.3%
                                                                                            ---------------    ---------------
CHILE -- (2.3%)
COMMON STOCKS -- (2.3%)
  COPEC (Cia de Petroleos de Chile)                                              947,488          7,677,290                0.5%
  Sociedad Quimica y Minera de Chile SA Series B                                 945,090          8,127,207                0.5%
  Other Securities                                                                               22,730,664                1.3%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $19,472,515)                                                                             38,535,161                2.3%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Chilean Pesos
  (Cost $833,933)                                                                                   825,466                0.0%
                                                                                            ---------------    ---------------
TOTAL -- CHILE
  (Cost $20,306,448)                                                                             39,360,627                2.3%
                                                                                            ---------------    ---------------
ARGENTINA -- (2.0%)
COMMON STOCKS -- (2.0%)
  Tenaris SA                                                                   1,660,259         10,947,388                0.7%
  Other Securities                                                                               22,038,077                1.3%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $19,009,344)                                                                             32,985,465                2.0%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
  (Cost $464,426)                                                                                   471,019                0.0%
                                                                                            ---------------    ---------------
TOTAL -- ARGENTINA
  (Cost $19,473,770)                                                                             33,456,484                2.0%
                                                                                            ---------------    ---------------
HUNGARY -- (1.9%)
COMMON STOCKS -- (1.9%)
  Egis RT                                                                         80,537          6,922,410                0.4%
* Tiszai Vegyi Kombinat RT                                                       253,242          7,124,115                0.4%
  Other Securities                                                                               17,607,377                1.1%
                                                                                            ---------------    ---------------
TOTAL -- HUNGARY
  (Cost $22,009,258)                                                                             31,653,902                1.9%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                                     VALUE+    OF NET ASSETS**
                                                                                                     ------    ---------------
PHILIPPINES -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities                                                                          $    29,246,058                1.7%
                                                                                            ---------------    ---------------
TOTAL -- PHILIPPINES
  (Cost $28,352,717)                                                                             29,246,058                1.7%
                                                                                            ---------------    ---------------
INDIA -- (1.0%)
COMMON STOCKS -- (1.0%)
  Other Securities                                                                               16,990,298                1.0%
                                                                                            ---------------    ---------------
TOTAL -- INDIA
  (Cost $16,797,895)                                                                             16,990,298                1.0%
                                                                                            ---------------    ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                                   38,323                0.0%
                                                                                            ---------------    ---------------
TOTAL-- UNITED STATES
  (Cost $34,900)                                                                                     38,323                0.0%
                                                                                            ---------------    ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency                                                                                         414                0.0%
                                                                                            ---------------    ---------------
TOTAL-- EMU
  (Cost $284)                                                                                           414                0.0%
                                                                                            ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
    06/01/05 (Collateralized by $878,000 FNMA Notes 2.95%,
    11/14/07, valued at $876,903) to be repurchased at $863,069          $           863            863,000                0.0%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $863,000)                                                                                   863,000                0.0%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,208,588,829)                                                                     $ 1,686,657,735               99.8%
                                                                                            ===============    ===============

----------
 +    Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value                                                $  1,686,658
Cash                                                                          15
Receivables:
   Investment Securities Sold                                                617
   Dividends and Interest                                                  9,845
   Fund Shares Sold                                                          104
Prepaid Expenses and Other Assets                                              7
                                                                    ------------
      Total Assets                                                     1,697,246
                                                                    ------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                           114
   Fund Shares Redeemed                                                    2,629
   Due to Advisor                                                            140
Deferred Thailand Capital Gains Tax                                        4,312
Deferred Chilean Repatriation Tax                                            237
Accrued Expenses and Other Liabilities                                       316
                                                                    ------------
      Total Liabilities                                                    7,748
                                                                    ------------
NET ASSETS                                                          $  1,689,498
                                                                    ============
SHARES OUTSTANDING, $0.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                            58,811,655
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $      28.73
                                                                    ============
Investments at Cost                                                 $  1,208,589
                                                                    ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $2,760)              $     31,477
   Interest                                                                  198
                                                                    ------------
          Total Investment Income                                         31,675
                                                                    ------------
EXPENSES
   Investment Advisory Services                                              761
   Accounting & Transfer Agent Fees                                          434
   Custodian Fees                                                            919
   Legal Fees                                                                 15
   Audit Fees                                                                 11
   Shareholders' Reports                                                      49
   Directors' Fees and Expenses                                                5
   Other                                                                      37
                                                                    ------------
          Total Expenses                                                   2,231
                                                                    ------------
NET INVESTMENT INCOME (LOSS)                                              29,444
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                  7,388
   Net Realized Gain (Loss) on Foreign Currency Transactions              (1,918)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                          42,126
      Translation of Foreign Currency Denominated Amounts                     84
   Deferred Thailand Capital Gains Tax                                        56
                                                                    ------------
NET GAIN (LOSS)                                                           47,736
                                                                    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $     77,180
                                                                    ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                             SIX MONTHS         YEAR
                                                                                ENDED           ENDED
                                                                               MAY 31,         NOV. 30,
                                                                                2005            2004
                                                                             ------------    ------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                              $     29,444    $     19,845
   Net Realized Gain (Loss) on Investment Securities Sold                           7,388          26,764
   Net Realized Gain (Loss) on Foreign Currency Transactions                       (1,918)         (1,330)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                   42,126         294,842
      Translation of Foreign Currency Denominated Amounts                              84              36
   Deferred Thailand Capital Gains Tax                                                 56           1,032
                                                                             ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations          77,180         341,189
                                                                             ------------    ------------
Distributions From:
   Net Investment Income                                                          (10,321)        (15,246)
   Net Short-Term Gains                                                            (1,386)             --
   Net Long-Term Gains                                                            (24,479)         (6,727)
                                                                             ------------    ------------
          Total Distributions                                                     (36,186)        (21,973)
                                                                             ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                  468,527         283,404
   Shares Issued in Lieu of Cash Distributions                                     32,560          19,331
   Shares Redeemed                                                                (25,533)        (66,724)
                                                                             ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                 475,554         236,011
                                                                             ------------    ------------
          Total Increase (Decrease)                                               516,548         555,227

NET ASSETS
   Beginning of Period                                                          1,172,950         617,723
                                                                             ------------    ------------
   End of Period                                                             $  1,689,498    $  1,172,950
                                                                             ============    ============
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                  15,977          12,545
    Shares Issued in Lieu of Cash Distributions                                     1,169             905
    Shares Redeemed                                                                  (875)         (3,000)
                                                                             ------------    ------------
                                                                                   16,271          10,450
                                                                             ============    ============

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS        YEAR          YEAR           YEAR          YEAR          YEAR
                                            ENDED          ENDED         ENDED          ENDED         ENDED         ENDED
                                           MAY 31,        NOV. 30,      NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,
                                            2005            2004          2003           2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period    $       27.57    $     19.25   $     12.81   $     12.28   $     14.14   $     20.88
                                        -------------    -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.51           0.52          0.33          0.23          0.38          0.19
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                  1.48           8.42          6.45          0.83         (0.92)        (5.75)
                                        -------------    -----------   -----------   -----------   -----------   -----------
      Total from Investment Operations           1.99           8.94          6.78          1.06         (0.54)        (5.56)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.23)         (0.41)        (0.34)        (0.32)        (0.33)        (0.16)
   Net Realized Gains                           (0.60)         (0.21)           --         (0.21)        (0.99)        (1.02)
                                        -------------    -----------   -----------   -----------   -----------   -----------
      Total Distributions                       (0.83)         (0.62)        (0.34)        (0.53)        (1.32)        (1.18)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $       28.73    $     27.57   $     19.25   $     12.81   $     12.28   $     14.14
============================================================================================================================
Total Return                                     7.29%#        47.38%        53.30%         8.79%        (4.34)%      (28.02)%
----------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)   $   1,689,498    $ 1,172,950   $   617,723   $   345,597   $   279,096   $   295,276
Ratio of Expenses to Average Net
   Assets                                        0.29%*         0.34%         0.42%         0.40%         0.52%         0.54%
Ratio of Net Investment Income to
   Average Net Assets                            3.88%*         2.33%         2.39%         1.67%         3.16%         1.46%
Portfolio Turnover Rate                             1%#            8%           10%           15%           19%           19%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

     The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates.

Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $23,156.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned.

     The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2005, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases                                                           $    478,127
Sales                                                                     16,260

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

E. FEDERAL INCOME TAXES:

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                          ORDINARY
                                         INCOME AND
                                         SHORT-TERM      LONG-TERM
                                           GAINS        CAPITAL GAIN     TOTAL
                                        -------------   ------------   ---------
2004                                      $ 15,246         $ 6,727     $  21,973
2003                                        10,213              --        10,213

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                      TOTAL NET
                                                    DISTRIBUTABLE
                    UNDISTRIBUTED   UNDISTRIBUTED     EARNINGS
                    NET INVESTMENT  NET REALIZED    (ACCUMULATED
                       INCOME       CAPITAL GAINS      LOSSES)
                    --------------  -------------   -------------
                      $   5,282       $  24,032       $  29,314

     Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, of $1,967,765 and $2,725,434 , respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                 NET
                                                             UNREALIZED
                   FEDERAL      UNREALIZED     UNREALIZED    APPRECIATION/
                  TAX COST     APPRECIATION   DEPRECIATION  (DEPRECIATION)
                 -----------   ------------   ------------  --------------
                 $ 1,209,474    $  544,700     $ (67,516)     $  477,184

F. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                                UNREALIZED
                                                                              APPRECIATION
                                     ACCUMULATED    ACCUMULATED              (DEPRECIATION)   UNREALIZED
                     ACCUMULATED    NET REALIZED   NET REALIZED   DEFERRED    OF INVESTMENT      NET
                         NET         GAIN (LOSS)     FOREIGN      THAILAND     SECURITIES       FOREIGN
        PAID-IN      INVESTMENT     OF INVESTMENT    EXCHANGE      CAPITAL     AND FOREIGN     EXCHANGE        TOTAL
        CAPITAL     INCOME (LOSS)    SECURITIES     GAIN (LOSS)   GAINS TAX     CURRENCY      GAIN (LOSS)   NET ASSETS
     ------------   -------------   -------------  ------------   ---------  --------------   -----------  ------------
     $  1,192,574     $  21,018       $   3,961      $ (1,918)    $  (4,312)   $  478,069       $   106    $  1,689,498

G. FINANCIAL INSTRUMENTS

     In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Fund under the line of credit during the six months ended May 31, 2005.

I. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                        Dimensional Investment Group Inc.
                        U.S. Large Cap Value Portfolio II


                               SEMI-ANNUAL REPORT


                          Six Months Ended May 31, 2005
                                   (Unaudited)

                       DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

DIMENSIONAL INVESTMENT GROUP INC.
    Disclosure of Fund Expenses                                                          1
    Disclosure of Portfolio Holdings                                                     2
    Statement of Assets and Liabilities                                                  3
    Statement of Operations                                                              4
    Statements of Changes in Net Assets                                                  5
    Financial Highlights                                                                 6
    Notes to Financial Statements                                                        7

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Disclosure of Fund Expenses                                                         10
    Disclosure of Portfolio Holdings                                                    11
    Summary Schedule of Portfolio Holdings                                              12
    Statement of Assets and Liabilities                                                 15
    Statement of Operations                                                             16
    Statements of Changes in Net Assets                                                 17
    Financial Highlights                                                                18
    Notes to Financial Statements                                                       19

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                             22

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                                         23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                       BEGINNING        ENDING                       EXPENSES
                                                        ACCOUNT        ACCOUNT      ANNUALIZED         PAID
                                                         VALUE          VALUE         EXPENSE         DURING
                                                        12/01/04      05/31/05         RATIO          PERIOD*
                                                     ------------   ------------   ------------    ------------
Actual Fund Return                                   $   1,000.00   $   1,049.40           0.18%   $       0.92
Hypothetical 5% Annual Return                        $   1,000.00   $   1,024.10           0.18%   $       0.91

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
  (13,669,002 Shares, Cost $215,963) at Value+                                               $    264,222
Receivable for Fund Shares Sold                                                                       352
Prepaid Expenses and Other Assets                                                                       9
                                                                                             ------------
    Total Assets                                                                                  264,583
                                                                                             ------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                                                     352
  Due to Advisor                                                                                        2
Accrued Expenses and Other Liabilities                                                                 16
                                                                                             ------------
    Total Liabilities                                                                                 370
                                                                                             ------------
NET ASSETS                                                                                   $    264,213
                                                                                             ============
SHARES OUTSTANDING, $0.01 PAR VALUE
  (Authorized 200,000,000 Shares)                                                              13,973,359
                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                     $      18.91
                                                                                             ============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company                        $      1,364
                                                                                             ------------

EXPENSES
  Administrative Services                                                                              12
  Accounting & Transfer Agent Fees                                                                      2
  Legal Fees                                                                                            3
  Audit Fees                                                                                            1
  Filing Fees                                                                                          12
  Shareholders' Reports                                                                                11
  Directors' Fees and Expenses                                                                          1
                                                                                             ------------
         Total Expenses                                                                                42
                                                                                             ------------
   NET INVESTMENT INCOME (LOSS)                                                                     1,322
                                                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from The DFA Investment Trust Company                           203
  Net Realized Gain (Loss) on Investment Securities Sold                                             (105)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                         9,386
                                                                                             ------------

  NET GAIN (LOSS)                                                                                   9,484
                                                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $     10,806
                                                                                             ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                    SIX MONTHS         YEAR
                                                                                       ENDED           ENDED
                                                                                      MAY 31,        NOV. 30,
                                                                                       2005            2004
                                                                                   ------------    ------------
                                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                     $      1,322    $      1,492
  Capital Gain Distributions Received from The DFA Investment Trust Company                 203              --
  Net Realized Gain (Loss) on Investment Securities Sold                                   (105)           (304)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities               9,386          27,368
                                                                                   ------------    ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                        10,806          28,556
                                                                                   ------------    ------------
Distributions From:
  Net Investment Income                                                                  (1,316)         (2,528)
                                                                                   ------------    ------------
   Total Distributions                                                                   (1,316)         (2,528)
                                                                                   ------------    ------------
Capital Share Transactions (1):
  Shares Issued                                                                          61,341          78,379
  Shares Issued in Lieu of Cash Distributions                                             1,316           2,528
  Shares Redeemed                                                                        (3,909)        (14,381)
                                                                                   ------------    ------------
  Net Increase (Decrease) from Capital Share Transactions                                58,748          66,526
                                                                                   ------------    ------------
   Total Increase (Decrease)                                                             68,238          92,554

NET ASSETS
  Beginning of Period                                                                   195,975         103,421
                                                                                   ------------    ------------
  End of Period                                                                    $    264,213    $    195,975
                                                                                   ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                         3,301           4,719
    Shares Issued in Lieu of Cash Distributions                                              71             156
    Shares Redeemed                                                                        (211)           (870)
                                                                                   ------------    ------------
                                                                                          3,161           4,005
                                                                                   ============    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS          YEAR            YEAR            YEAR            YEAR            YEAR
                                        ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                       MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                        2005             2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value,
  Beginning of Period               $     18.13      $     15.19     $     12.82     $     15.05     $     16.66     $     19.15
                                    -----------      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)             0.11             0.16            0.18            0.18            0.23            0.32
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                            0.78             3.09            2.38           (1.42)           1.31            0.07
                                    -----------      -----------     -----------     -----------     -----------     -----------
    Total from Investment
      Operations                           0.89             3.25            2.56           (1.24)           1.54            0.39
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                   (0.11)           (0.31)          (0.19)          (0.21)          (0.32)          (0.34)
  Net Realized Gains                         --               --              --           (0.78)          (2.83)          (2.54)
                                    -----------      -----------     -----------     -----------     -----------     -----------
    Total Distributions                   (0.11)           (0.31)          (0.19)          (0.99)          (3.15)          (2.88)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $     18.91      $     18.13     $     15.19     $     12.82     $     15.05     $     16.66
================================================================================================================================
Total Return                               4.94%#          21.66%          20.26%          (8.76)%         10.74%           2.78%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)                       $   264,213      $   195,975     $   103,421     $    69,848     $    62,960     $    33,364
Ratio of Expenses to Average Net
  Assets (1)                               0.18%*           0.21%           0.22%           0.26%           0.36%           0.40%
Ratio of Net Investment Income to
  Average Net Assets                       1.15%*           0.98%           1.56%           1.30%           1.61%           1.88%
Portfolio Turnover Rate of Master
  Fund Series                                3%#               7%              7%              9%              6%             26%

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 6% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expense and Other Liabilities in the amount of $3,540.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. The Portfolio's administrative fees are accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

      Pursuant to a Fee Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to reimburse the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the annualized expenses of the Portfolio to not more than 0.75% of average daily net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. The Fee Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue in effect from year to year thereafter unless terminated by the Fund or Advisor. At May 31, 2005, there are no previously waived fees subject to future reimbursement to the Advisor.

D.  FEDERAL INCOME TAXES:

      The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                           ORDINARY AND
                                                            SHORT-TERM      LONG-TERM     RETURN OF
                                                          CAPITAL GAINS   CAPITAL GAINS    CAPITAL      TOTAL
                                                          -------------   -------------   ---------   --------
               2004                                         $  2,505           --           $  23     $  2,528
               2003                                            1,007           --              --        1,007

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                  TOTAL NET
                                                                DISTRIBUTABLE
                                                                   EARNINGS
                                                 CAPITAL LOSS    (ACCUMULATED
                                                CARRYFORWARDS       LOSSES)
                                                -------------   -------------
                                                  $  (1,183)      $  (1,183)

      For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had capital loss carryforward available to offset future realized gains through the indicated expiration dates (amounts in thousands):

                                                EXPIRES ON NOVEMBER 30,
                                                -----------------------
                                                   2010         2011       TOTAL
                                                ---------   -----------   --------
                                                  $  895       $  288      $ 1,183

      At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               NET
                                                                            UNREALIZED
                                 FEDERAL    UNREALIZED     UNREALIZED     APPRECIATION/
                                TAX COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                               ---------   ------------   ------------   --------------
                               $ 223,272     $ 48,259       $ (7,309)       $ 40,950

E. COMPONENTS OF NET ASSETS:

    At May 31, 2005, net assets consisted of (amounts in thousands):

                                                    ACCUMULATED       UNREALIZED
                                                   NET REALIZED      APPRECIATION
                                   ACCUMULATED    GAIN (LOSS) OF   (DEPRECIATION) OF
                                 NET INVESTMENT     INVESTMENT        INVESTMENT        TOTAL NET
               PAID-IN CAPITAL    INCOME (LOSS)     SECURITIES        SECURITIES         ASSETS
               ---------------   --------------   --------------   -----------------   ----------
                 $  224,234           $  4          $  (8,284)         $  48,259       $  264,213

F. LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2005.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2005.

G. CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                              FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                             BEGINNING      ENDING                    EXPENSES
                                                              ACCOUNT       ACCOUNT      ANNUALIZED     PAID
                                                               VALUE         VALUE        EXPENSE      DURING
                                                             12/01/04      05/31/05        RATIO       PERIOD*
                                                            -----------   -----------   -----------   --------
Actual Fund Return                                          $  1,000.00   $  1,049.70      0.14%       $  0.72
Hypothetical 5% Annual Return                               $  1,000.00   $  1,024.30      0.14%       $  0.71

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

      The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

      The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary                                               29.4%
Financials                                                           27.4
Energy                                                                9.0
Industrials                                                           8.7
Information Technology                                                6.1
Health Care                                                           5.6
Materials                                                             5.4
Consumer Staples                                                      4.3
Telecommunication Services                                            3.7
Utilities                                                             0.4
                                                                    -----
                                                                    100.0%
                                                                    =====

                         THE U.S. LARGE CAP VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (95.5%)
Consumer Discretionary -- (28.1%)
 * AutoNation, Inc.                                                            2,057,600    $    41,131,424                0.9%
   Clear Channel Communications, Inc.                                          1,942,666         56,784,127                1.2%
 * Comcast Corp. Class A                                                       3,966,525        127,722,105                2.7%
 # Federated Department Stores, Inc.                                             618,200         41,697,590                0.9%
   Ford Motor Co.                                                              5,892,000         58,802,160                1.2%
 # General Motors Corp.                                                        1,913,900         60,345,267                1.3%
   Horton (D.R.), Inc.                                                         1,091,829         37,744,529                0.8%
*# IAC/InterActiveCorp                                                         2,346,703         57,494,223                1.2%
 * Liberty Media Corp. Class A                                                 9,460,100         98,290,439                2.1%
   Penney (J.C.) Co., Inc.                                                     1,120,000         55,731,200                1.2%
   Starwood Hotels & Resorts Worldwide, Inc.                                     548,600         30,705,142                0.6%
 * Time Warner, Inc.                                                          10,059,480        175,034,952                3.7%
   Tribune Co.                                                                 1,182,400         42,779,232                0.9%
   Viacom, Inc. Class B                                                        5,017,000        172,032,930                3.6%
   Other Securities                                                                             337,920,023                6.8%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
   (Cost $1,294,572,123)                                                                      1,394,215,343               29.1%
                                                                                            ---------------    ---------------
Financials -- (26.1%)
 # Allstate Corp.                                                              1,791,600        104,271,120                2.2%
 # Bear Stearns Companies, Inc.                                                  373,770         37,018,181                0.8%
   Chubb Corp.                                                                   428,000         36,050,440                0.8%
   Countrywide Financial Corp.                                                 1,639,998         60,958,726                1.3%
   Hartford Financial Services Group, Inc.                                       868,200         64,932,678                1.4%
   JPMorgan Chase & Co.                                                        2,244,400         80,237,300                1.7%
   KeyCorp                                                                       941,600         30,846,816                0.7%
   Loews Corp.                                                                   636,800         47,951,040                1.0%
   MetLife, Inc.                                                               2,623,300        116,999,180                2.4%
   Principal Financial Group, Inc.                                             1,075,700         42,909,673                0.9%
   Prudential Financial, Inc.                                                  1,731,800        109,640,258                2.3%
   The St. Paul Travelers Companies, Inc.                                      2,390,826         90,564,489                1.9%
   Other Securities                                                                             475,358,400                9.7%
                                                                                            ---------------    ---------------
Total Financials
   (Cost $932,265,029)                                                                        1,297,738,301               27.1%
                                                                                            ---------------    ---------------
Energy -- (8.6%)
 # Anadarko Petroleum Corp.                                                      815,878         61,761,965                1.3%
 # Kerr-McGee Corp.                                                              431,426         31,865,124                0.7%
   Marathon Oil Corp.                                                          1,061,450         51,469,710                1.1%
   Occidental Petroleum Corp.                                                    650,800         47,579,988                1.0%
   Sunoco, Inc.                                                                  298,800         30,647,916                0.6%
   Valero Energy Corp.                                                           776,800         53,304,016                1.1%
   Other Securities                                                                             149,591,646                3.1%
                                                                                            ---------------    ---------------
Total Energy
   (Cost $225,588,682)                                                                          426,220,365                8.9%
                                                                                            ---------------    ---------------
Industrials -- (8.3%)
   Burlington Northern Santa Fe Corp.                                          1,283,000         63,405,860                1.3%
   CSX Corp.                                                                     773,900         32,178,762                0.7%
   Norfolk Southern Corp.                                                      1,541,200         49,195,104                1.0%
   Northrop Grumman Corp.                                                      1,320,242         73,563,884                1.6%
   Raytheon Co.                                                                1,311,300         51,350,508                1.1%
   Union Pacific Corp.                                                           950,700         63,658,872                1.3%
   Other Securities                                                                              77,180,718                1.6%
                                                                                            ---------------    ---------------
Total Industrials
   (Cost $322,613,101)                                                                          410,533,708                8.6%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
Information Technology -- (5.9%)
   Electronic Data Systems Corp.                                               1,851,700    $    36,478,490                0.8%
   Hewlett-Packard Co.                                                         1,407,700         31,687,327                0.7%
   Other Securities                                                                             223,737,200                4.6%
                                                                                            ---------------    ---------------
Total Information Technology
   (Cost $275,612,074)                                                                          291,903,017                6.1%
                                                                                            ---------------    ---------------
Health Care -- (5.4%)
   Aetna, Inc.                                                                 1,079,252         84,192,449                1.8%
 * Medco Health Solutions, Inc.                                                  690,100         34,505,000                0.7%
   Other Securities                                                                             147,092,008                3.1%
                                                                                            ---------------    ---------------
Total Health Care
   (Cost $147,902,837)                                                                          265,789,457                5.6%
                                                                                            ---------------    ---------------
Materials -- (5.1%)
   Georgia-Pacific Corp.                                                         974,200         32,284,988                0.7%
   International Paper Co.                                                     1,215,775         39,160,113                0.8%
   Weyerhaeuser Co.                                                              860,700         55,213,905                1.2%
   Other Securities                                                                             127,324,475                2.6%
                                                                                            ---------------    ---------------
Total Materials
   (Cost $214,260,843)                                                                          253,983,481                5.3%
                                                                                            ---------------    ---------------
Consumer Staples -- (4.1%)
   Archer-Daniels-Midland Co.                                                  2,475,260         49,133,911                1.0%
   Coca-Cola Enterprises, Inc.                                                 1,874,800         41,020,624                0.9%
   Other Securities                                                                             112,051,267                2.3%
                                                                                            ---------------    ---------------
Total Consumer Staples
   (Cost $146,694,245)                                                                          202,205,802                4.2%
                                                                                            ---------------    ---------------
Telecommunication Services -- (3.5%)
   AT&T Corp.                                                                  2,206,280         41,456,001                0.9%
   SBC Communications, Inc.                                                    1,613,100         37,714,278                0.8%
   Sprint Corp.                                                                2,161,500         51,205,935                1.1%
   Other Securities                                                                              43,411,856                0.8%
                                                                                            ---------------    ---------------
Total Telecommunication Services
   (Cost $181,272,270)                                                                          173,788,070                3.6%
                                                                                            ---------------    ---------------
Utilities -- (0.4%)
Total Utilities
   (Cost $10,735,877)                                                                            21,699,080                0.5%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $3,751,517,081)                                                                      4,738,076,624               99.0%
                                                                                            ---------------    ---------------

                                                                             FACE
                                                                            AMOUNT
                                                                            ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
 ^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
     (Collateralized by $255,811,000 U.S. STRIPS, rates ranging from
     7.500% to 9.875%, maturities ranging from 11/15/15 to 11/15/24, valued at $162,719,199) to be repurchased at $159,540,395
     (Cost $159,527,456)                                                 $       159,527        159,527,456                3.3%

                                                                              FACE                              PERCENTAGE
                                                                             AMOUNT                  VALUE+  OF NET ASSETS**
                                                                             ------                  ------  ---------------
                                                                              (000)
Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $67,131,000 FHLMC Notes 4.00%, 09/22/09, valued
   at $67,214,914) to be repurchased at $66,226,316 (Cost $66,221,000)   $        66,221    $    66,221,000                1.4%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $225,748,456)                                                                          225,748,456                4.7%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,977,265,537)                                                                    $ 4,963,825,080              103.7%
                                                                                            ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securites" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

            See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $153,810 of securities on loan)                              $  4,963,825
Cash                                                                                                    1
Receivables:
  Investment Securities Sold                                                                        1,427
  Dividends and Interest                                                                            6,334
  Fund Shares Sold                                                                                  6,047
  Securities Lending Income                                                                           260
Prepaid Expenses and Other Assets                                                                      20
                                                                                             ------------
    Total Assets                                                                                4,977,914
                                                                                             ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                                                159,527
  Investment Securities Purchased                                                                  29,501
  Fund Shares Redeemed                                                                                109
  Due to Advisor                                                                                      387
Accrued Expenses and Other Liabilities                                                                259
                                                                                             ------------
    Total Liabilities                                                                             189,783
                                                                                             ------------
NET ASSETS                                                                                   $  4,788,131
                                                                                             ============
SHARES OUTSTANDING, $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized)                                                     247,661,374
                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                     $      19.33
                                                                                             ============
Investments at Cost                                                                          $  3,977,265
                                                                                             ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                                 $     30,069
   Interest                                                                                           644
   Income from Securities Lending                                                                     501
                                                                                             ------------
          Total Investment Income                                                                  31,214
                                                                                             ------------
EXPENSES
   Investment Advisory Services                                                                     2,171
   Accounting & Transfer Agent Fees                                                                   610
   Custodian Fees                                                                                     206
   Legal Fees                                                                                           8
   Audit Fees                                                                                          18
   Shareholders' Reports                                                                               20
   Trustees' Fees and Expenses                                                                         16
   Other                                                                                               30
                                                                                             ------------
          Total Expenses                                                                            3,079
                                                                                             ------------
   NET INVESTMENT INCOME (LOSS)                                                                    28,135
                                                                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                                          33,983
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                      146,995
                                                                                             ------------

   NET GAIN (LOSS)                                                                                180,978
                                                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $    209,113
                                                                                             ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                    SIX MONTHS         YEAR
                                                                                       ENDED           ENDED
                                                                                      MAY 31,        NOV. 30,
                                                                                       2005            2004
                                                                                   ------------    ------------
                                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                     $     28,135    $     45,093
  Net Realized Gain (Loss) on Investment Securities Sold                                 33,983          84,609
  Change in Unrealized Appreciation (Depreciation) of Investment Securities             146,995         496,658
                                                                                   ------------    ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                       209,113         626,360
                                                                                   ------------    ------------
Distributions From:
  Net Investment Income                                                                 (26,329)        (33,641)
  Net Long-Term Gains                                                                    (3,972)             --
                                                                                   ------------    ------------
    Total Distributions                                                                 (30,301)        (33,641)
                                                                                   ------------    ------------
Capital Share Transactions (1):
  Shares Issued                                                                         677,006         857,913
  Shares Issued in Lieu of Cash Distributions                                            28,649          32,697
  Shares Redeemed                                                                       (16,249)        (74,078)
                                                                                   ------------    ------------
  Net Increase (Decrease) from Capital Share Transactions                               689,406         816,532
                                                                                   ------------    ------------
    Total Increase (Decrease)                                                           868,218       1,409,251
NET ASSETS
  Beginning of Period                                                                 3,919,913       2,510,662
                                                                                   ------------    ------------
  End of Period                                                                    $  4,788,131    $  3,919,913
                                                                                   ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                        35,683          50,791
    Shares Issued in Lieu of Cash Distributions                                           1,509           1,939
    Shares Redeemed                                                                        (857)         (4,363)
                                                                                   ------------    ------------
                                                                                         36,335          48,367
                                                                                   ============    ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS          YEAR            YEAR            YEAR            YEAR            YEAR
                                        ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                       MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                        2005             2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period                            $     18.55      $     15.41     $     13.01     $     14.44     $     14.71     $     17.79
                                    -----------      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)             0.12             0.23            0.21            0.20            0.25            0.33
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                            0.80             3.09            2.41           (1.43)           1.25            0.04
                                    -----------      -----------     -----------     -----------     -----------     -----------
    Total from Investment
      Operations                           0.92             3.32            2.62           (1.23)           1.50            0.37
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                   (0.12)           (0.18)          (0.22)          (0.20)          (0.27)          (0.32)
  Net Realized Gains                      (0.02)              --              --              --           (1.50)          (3.13)
                                    -----------      -----------     -----------     -----------     -----------     -----------
    Total Distributions                   (0.14)           (0.18)          (0.22)          (0.20)          (1.77)          (3.45)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $     19.33      $     18.55     $     15.41     $     13.01     $     14.44     $     14.71
================================================================================================================================
Total Return                               4.97%#          21.68%          20.34%          (8.64)%         10.97%           3.06%
--------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period
  (thousands)                       $ 4,788,131      $ 3,919,913     $ 2,510,662     $ 1,737,809     $ 1,637,083     $ 1,735,343
Ratio of Expenses to Average
  Net Assets                               0.14%*           0.15%           0.15%           0.15%           0.15%           0.16%
Ratio of Net Investment Income
  to Average Net Assets                    1.30%*           1.41%           1.62%           1.49%           1.66%           2.20%
Portfolio Turnover Rate                       3%#              7%              7%              9%              6%             26%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $67,547.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

      Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

      For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                                             $  765,051
               Sales                                                    122,559

      There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

E.  FEDERAL INCOME TAXES:

      The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                         ORDINARY INCOME
                                         AND SHORT-TERM      LONG-TERM
                                          CAPITAL GAINS    CAPITAL GAINS     TOTAL
                                         ---------------   -------------   ---------
               2004                        $  33,641            --         $  33,641
               2003                           31,464            --            31,464

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                   NET          TOTAL NET
                                                REALIZED      DISTRIBUTABLE
                              UNDISTRIBUTED   UNDISTRIBUTED     EARNINGS
                             NET INVESTMENT     LONG-TERM     (ACCUMULATED
                                 INCOME       CAPITAL GAINS     (LOSSES)
                             --------------   -------------   -------------
                                $  13,203        $  3,947       $  17,150

      At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amount in thousands):

                                                                    NET
                                                                UNREALIZED
                    FEDERAL      UNREALIZED     UNREALIZED     APPRECIATION/
                   TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                 ------------   ------------   ------------   --------------
                 $  3,977,265   $  1,216,187   $  (229,627)     $  986,560

F.  COMPONENTS OF NET ASSETS:

      At May 31, 2005, net assets consisted of (amounts in thousands):

                              ACCUMULATED     ACCUMULATED      UNREALIZED
                                  NET        NET REALIZED     APPRECIATION
                              INVESTMENT     GAIN (LOSS)    (DEPRECIATION)
                  PAID-IN        INCOME     OF INVESTMENT    OF INVESTMENT     TOTAL NET
                  CAPITAL        (LOSS)       SECURITIES       SECURITIES        ASSETS
               ------------   -----------   -------------   --------------   ------------
               $  3,752,794    $  14,963      $  33,814       $  986,560     $  4,788,131

G.  FINANCIAL INSTRUMENTS:

      In accordance with the Series investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and the significant corresponding risk is described below:

      REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

H.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Series under the line of credit for the six months ended May 31, 2005.

      The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each series is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2005.

I.  SECURITIES LENDING:

      As of May 31, 2005, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

      The cash collateral received by the Series from securities on loan is invested along with cash collateral from the other portfolios of the Trust in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

      The Series paid fees for securities lending for the period ended May 31, 2005, which have been netted against the Income from Securities Lending on the Statements of Operations. For the six months ended May 31, 2005 the fees were approximately $126,000.

J.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                 BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

      Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreement.

      At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

      When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

      In considering the performance of the Fund, the Board analyzed the Lipper reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

      When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

      The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

      The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

      After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

================================================================================

                        Dimensional Investment Group Inc.

                       U.S. Large Cap Value Portfolio III


                               SEMI-ANNUAL REPORT


                          Six Months Ended May 31, 2005
                                   (Unaudited)

================================================================================

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                         PAGE
                                                                                        ------
DIMENSIONAL INVESTMENT GROUP INC.
      Disclosure of Fund Expenses                                                            1
      Disclosure of Portfolio Holdings                                                       2
      Statement of Assets and Liabilities                                                    3
      Statement of Operations                                                                4
      Statements of Changes in Net Assets                                                    5
      Financial Highlights                                                                   6
      Notes to Financial Statements                                                          7

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
      Disclosure of Fund Expenses                                                           10
      Disclosure of Portfolio Holdings                                                      11
      Summary Schedule of Portfolio Holdings                                                12
      Statement of Assets and Liabilities                                                   15
      Statement of Operations                                                               16
      Statements of Changes in Net Assets                                                   17
      Financial Highlights                                                                  18
      Notes to Financial Statements                                                         19

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                 22

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                                             23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                   BEGINNING    ENDING                    EXPENSES
                                                    ACCOUNT     ACCOUNT     ANNUALIZED      PAID
                                                     VALUE       VALUE        EXPENSE      DURING
                                                   12/01/04    05/31/05        RATIO       PERIOD*
                                                  ----------   ----------   ----------    --------
Actual Fund Return                                $ 1,000.00   $ 1,049.40      0.17%       $ 0.87
Hypothetical 5% Annual Return                     $ 1,000.00   $ 1,024.15      0.17%       $ 0.86

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                   100.0%
                                                                       -----
                                                                       100.0%
                                                                       =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
   (49,879,483 Shares, Cost $704,122) at Value+                                              $     964,170
Receivable for Fund Shares Sold                                                                        885
Prepaid Expenses and Other Assets                                                                        2
                                                                                             -------------
      Total Assets                                                                                 965,057
                                                                                             -------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                                                     663
   Fund Shares Redeemed                                                                                222
   Due to Advisor                                                                                        8
Accrued Expenses and Other Liabilities                                                                  35
                                                                                             -------------
      Total Liabilities                                                                                928
                                                                                             -------------
NET ASSETS                                                                                   $     964,129
                                                                                             =============

SHARES OUTSTANDING, $0.01 PAR VALUE
   (Authorized 200,000,000 Shares)                                                              62,011,442
                                                                                             =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                     $       15.55
                                                                                             =============

----------
+  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                       $       5,506
                                                                                             -------------

EXPENSES
   Administrative Services                                                                              45
   Accounting & Transfer Agent Fees                                                                      8
   Legal Fees                                                                                           12
   Audit Fees                                                                                            3
   Filing Fees                                                                                          24
   Shareholders' Reports                                                                                18
   Directors' Fees and Expenses                                                                          3
   Other                                                                                                 2
                                                                                             -------------
          Total Expenses                                                                               115
                                                                                             -------------
   NET INVESTMENT INCOME (LOSS)                                                                      5,391
                                                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from The DFA Investment Trust Company                           834
   Net Realized Gain (Loss) on Investment Securities Sold                                              (29)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                        36,646
                                                                                             -------------

   NET GAIN (LOSS)                                                                                  37,451
                                                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $      42,842
                                                                                             =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                   SIX MONTHS        YEAR
                                                                                      ENDED          ENDED
                                                                                     MAY 31,       NOV. 30,
                                                                                      2005           2004
                                                                                   -----------    -----------
                                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $     5,391    $     6,938
   Capital Gain Distributions Received from The DFA Investment Trust Company               834             --
   Net Realized Gain (Loss) on Investment Securities Sold                                  (29)             4
   Change in Unrealized Appreciation (Depreciation) of Investment Securities            36,646        126,161
                                                                                   -----------    -----------
   Net Increase (Decrease) in Net Assets Resulting from Operations                      42,842        133,103
                                                                                   -----------    -----------
Distributions From:
   Net Investment Income                                                                (5,353)       (12,698)
   Net Short-Term Gains                                                                    (56)            --
   Net Long-Term Gains                                                                      --             (5)
                                                                                   -----------    -----------
    Total Distributions                                                                 (5,409)       (12,703)
                                                                                   -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                                                       139,075        196,761
   Shares Issued in Lieu of Cash Distributions                                           5,409         12,692
   Shares Redeemed                                                                     (38,982)       (54,454)
                                                                                   -----------    -----------
   Net Increase (Decrease) from Capital Share Transactions                             105,502        154,999
                                                                                   -----------    -----------
    Total Increase (Decrease)                                                          142,935        275,399

NET ASSETS
   Beginning of Period                                                                 821,194        545,795
                                                                                   -----------    -----------
   End of Period                                                                   $   964,129    $   821,194
                                                                                   ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                        9,121         14,493
    Shares Issued in Lieu of Cash Distributions                                            353            955
    Shares Redeemed                                                                     (2,556)        (4,002)
                                                                                   -----------    -----------
                                                                                         6,918         11,446
                                                                                   ===========    ===========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                                 MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                  2005            2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period           $     14.91     $    12.50    $    10.55    $    13.02    $    16.21    $    19.07
                                               -----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.10           0.14          0.16          0.13          0.27          0.40
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                       0.63           2.54          1.94         (1.14)         1.13            --
                                               -----------     ----------    ----------    ----------    ----------    ----------
      Total from Investment Operations                0.73           2.68          2.10         (1.01)         1.40          0.40
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.09)         (0.27)        (0.15)        (0.19)        (0.42)        (0.39)
   Net Realized Gains                                   --             --            --         (1.27)        (4.17)        (2.87)
                                               -----------     ----------    ----------    ----------    ----------    ----------
      Total Distributions                            (0.09)         (0.27)        (0.15)        (1.46)        (4.59)        (3.26)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $     15.55     $    14.91    $    12.50    $    10.55    $    13.02    $    16.21
=================================================================================================================================
Total Return                                          4.94%#        21.72%        20.23%        (8.66)%       10.94%         3.00%
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)          $   964,129     $  821,194    $  545,795    $  378,745    $  282,658    $  291,964
Ratio of Expenses to Average Net
   Assets (1)                                         0.17%*         0.19%         0.18%         0.19%         0.20%         0.20%
Ratio of Net Investment Income to Average
   Net Assets                                         1.21%*         1.02%         1.58%         1.40%         1.71%         2.06%
Portfolio Turnover Rate of Master Fund Series            3%#            7%            7%            9%            6%           26%

*   Annualized
#   Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 20% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $14,061.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

      The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                             ORDINARY INCOME
                                             AND SHORT-TERM     LONG-TERM     RETURN OF
                                              CAPITAL GAINS   CAPITAL GAINS    CAPITAL      TOTAL
                                             ---------------  -------------   ---------   --------
      2004                                     $  12,682         $  1           $ 20      $ 12,703
      2003                                         5,177           --             --         5,177

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      As of November 30, 2004, there were no distributable earnings/(accumulated losses) in the Portfolio.

      At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                NET
                                                            UNREALIZED
                 FEDERAL     UNREALIZED     UNREALIZED     APPRECIATION/
                TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
                ---------   ------------   ------------   --------------
                $ 714,823    $ 260,048      $ (10,701)      $ 249,347

E.  COMPONENTS OF NET ASSETS:

      At May 31, 2005, net assets consisted of (amounts in thousands):

                                       ACCUMULATED    ACCUMULATED      UNREALIZED
                                           NET       NET REALIZED     APPRECIATION
                                       INVESTMENT     GAIN (LOSS)    (DEPRECIATION)
                            PAID-IN      INCOME      OF INVESTMENT   OF INVESTMENT    TOTAL NET
                            CAPITAL      (LOSS)       SECURITIES       SECURITIES      ASSETS
                           ---------   -----------   -------------   --------------   ---------
                           $ 713,976      $ 28         $ (9,923)       $ 260,048      $ 964,129

F.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the discretionary line of credit during the six months ended May 31, 2005.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2005.

G. CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                          BEGINNING     ENDING                  EXPENSES
                                           ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                            VALUE        VALUE       EXPENSE     DURING
                                          12/01/04     05/31/05       RATIO      PERIOD*
                                         ----------   ----------   ----------   --------
Actual Fund Return                       $ 1,000.00   $ 1,049.70      0.14%     $   0.72
Hypothetical 5% Annual Return            $ 1,000.00   $ 1,024.30      0.14%     $   0.71

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

      The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

      The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary                                                 29.4%
Financials                                                             27.4
Energy                                                                  9.0
Industrials                                                             8.7
Information Technology                                                  6.1
Health Care                                                             5.6
Materials                                                               5.4
Consumer Staples                                                        4.3
Telecommunication Services                                              3.7
Utilities                                                               0.4
                                                                      -----
                                                                      100.0%
                                                                      =====

                         THE U.S. LARGE CAP VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (95.5%)
Consumer Discretionary -- (28.1%)
 * AutoNation, Inc.                                                            2,057,600    $    41,131,424                0.9%
   Clear Channel Communications, Inc.                                          1,942,666         56,784,127                1.2%
 * Comcast Corp. Class A                                                       3,966,525        127,722,105                2.7%
 # Federated Department Stores, Inc.                                             618,200         41,697,590                0.9%
   Ford Motor Co.                                                              5,892,000         58,802,160                1.2%
 # General Motors Corp.                                                        1,913,900         60,345,267                1.3%
   Horton (D.R.), Inc.                                                         1,091,829         37,744,529                0.8%
*# IAC/InterActiveCorp                                                         2,346,703         57,494,223                1.2%
 * Liberty Media Corp. Class A                                                 9,460,100         98,290,439                2.1%
   Penney (J.C.) Co., Inc.                                                     1,120,000         55,731,200                1.2%
   Starwood Hotels & Resorts Worldwide, Inc.                                     548,600         30,705,142                0.6%
 * Time Warner, Inc.                                                          10,059,480        175,034,952                3.7%
   Tribune Co.                                                                 1,182,400         42,779,232                0.9%
   Viacom, Inc. Class B                                                        5,017,000        172,032,930                3.6%
   Other Securities                                                                             337,920,023                6.8%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
   (Cost $1,294,572,123)                                                                      1,394,215,343               29.1%
                                                                                            ---------------    ---------------
Financials -- (26.1%)
 # Allstate Corp.                                                              1,791,600        104,271,120                2.2%
 # Bear Stearns Companies, Inc.                                                  373,770         37,018,181                0.8%
   Chubb Corp.                                                                   428,000         36,050,440                0.8%
   Countrywide Financial Corp.                                                 1,639,998         60,958,726                1.3%
   Hartford Financial Services Group, Inc.                                       868,200         64,932,678                1.4%
   JPMorgan Chase & Co.                                                        2,244,400         80,237,300                1.7%
   KeyCorp                                                                       941,600         30,846,816                0.7%
   Loews Corp.                                                                   636,800         47,951,040                1.0%
   MetLife, Inc.                                                               2,623,300        116,999,180                2.4%
   Principal Financial Group, Inc.                                             1,075,700         42,909,673                0.9%
   Prudential Financial, Inc.                                                  1,731,800        109,640,258                2.3%
   The St. Paul Travelers Companies, Inc.                                      2,390,826         90,564,489                1.9%
   Other Securities                                                                             475,358,400                9.7%
                                                                                            ---------------    ---------------
Total Financials
   (Cost $932,265,029)                                                                        1,297,738,301               27.1%
                                                                                            ---------------    ---------------
Energy -- (8.6%)
 # Anadarko Petroleum Corp.                                                      815,878         61,761,965                1.3%
 # Kerr-McGee Corp.                                                              431,426         31,865,124                0.7%
   Marathon Oil Corp.                                                          1,061,450         51,469,710                1.1%
   Occidental Petroleum Corp.                                                    650,800         47,579,988                1.0%
   Sunoco, Inc.                                                                  298,800         30,647,916                0.6%
   Valero Energy Corp.                                                           776,800         53,304,016                1.1%
   Other Securities                                                                             149,591,646                3.1%
                                                                                            ---------------    ---------------
Total Energy
   (Cost $225,588,682)                                                                          426,220,365                8.9%
                                                                                            ---------------    ---------------
Industrials -- (8.3%)
   Burlington Northern Santa Fe Corp.                                          1,283,000         63,405,860                1.3%
   CSX Corp.                                                                     773,900         32,178,762                0.7%
   Norfolk Southern Corp.                                                      1,541,200         49,195,104                1.0%
   Northrop Grumman Corp.                                                      1,320,242         73,563,884                1.6%
   Raytheon Co.                                                                1,311,300         51,350,508                1.1%
   Union Pacific Corp.                                                           950,700         63,658,872                1.3%
   Other Securities                                                                              77,180,718                1.6%
                                                                                            ---------------    ---------------
Total Industrials
   (Cost $322,613,101)                                                                          410,533,708                8.6%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
Information Technology -- (5.9%)
   Electronic Data Systems Corp.                                               1,851,700    $    36,478,490                0.8%
   Hewlett-Packard Co.                                                         1,407,700         31,687,327                0.7%
   Other Securities                                                                             223,737,200                4.6%
                                                                                            ---------------    ---------------
Total Information Technology
   (Cost $275,612,074)                                                                          291,903,017                6.1%
                                                                                            ---------------    ---------------
Health Care -- (5.4%)
   Aetna, Inc.                                                                 1,079,252         84,192,449                1.8%
 * Medco Health Solutions, Inc.                                                  690,100         34,505,000                0.7%
   Other Securities                                                                             147,092,008                3.1%
                                                                                            ---------------    ---------------
Total Health Care
   (Cost $147,902,837)                                                                          265,789,457                5.6%
                                                                                            ---------------    ---------------
Materials -- (5.1%)
   Georgia-Pacific Corp.                                                         974,200         32,284,988                0.7%
   International Paper Co.                                                     1,215,775         39,160,113                0.8%
   Weyerhaeuser Co.                                                              860,700         55,213,905                1.2%
   Other Securities                                                                             127,324,475                2.6%
                                                                                            ---------------    ---------------
Total Materials
   (Cost $214,260,843)                                                                          253,983,481                5.3%
                                                                                            ---------------    ---------------
Consumer Staples -- (4.1%)
   Archer-Daniels-Midland Co.                                                  2,475,260         49,133,911                1.0%
   Coca-Cola Enterprises, Inc.                                                 1,874,800         41,020,624                0.9%
   Other Securities                                                                             112,051,267                2.3%
                                                                                            ---------------    ---------------
Total Consumer Staples
   (Cost $146,694,245)                                                                          202,205,802                4.2%
                                                                                            ---------------    ---------------
Telecommunication Services -- (3.5%)
   AT&T Corp.                                                                  2,206,280         41,456,001                0.9%
   SBC Communications, Inc.                                                    1,613,100         37,714,278                0.8%
   Sprint Corp.                                                                2,161,500         51,205,935                1.1%
   Other Securities                                                                              43,411,856                0.8%
                                                                                            ---------------    ---------------
Total Telecommunication Services
   (Cost $181,272,270)                                                                          173,788,070                3.6%
                                                                                            ---------------    ---------------
Utilities -- (0.4%)
Total Utilities
   (Cost $10,735,877)                                                                            21,699,080                0.5%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $3,751,517,081)                                                                      4,738,076,624               99.0%
                                                                                            ---------------    ---------------

                                                                             FACE
                                                                            AMOUNT
                                                                            ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
 ^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
     (Collateralized by $255,811,000 U.S. STRIPS, rates ranging from
     7.500% to 9.875%, maturities ranging from 11/15/15 to 11/15/24, valued at $162,719,199) to be repurchased at $159,540,395
     (Cost $159,527,456)                                                 $       159,527        159,527,456                3.3%

                                                                              FACE                              PERCENTAGE
                                                                             AMOUNT                  VALUE+  OF NET ASSETS**
                                                                             ------                  ------  ---------------
                                                                              (000)
Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $67,131,000 FHLMC Notes 4.00%, 09/22/09, valued
   at $67,214,914) to be repurchased at $66,226,316 (Cost $66,221,000)   $        66,221    $    66,221,000                1.4%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $225,748,456)                                                                          225,748,456                4.7%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,977,265,537)                                                                    $ 4,963,825,080              103.7%
                                                                                            ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securites" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

            See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $153,810 of securities on loan)                              $   4,963,825
Cash                                                                                                     1
Receivables:
   Investment Securities Sold                                                                        1,427
   Dividends and Interest                                                                            6,334
   Fund Shares Sold                                                                                  6,047
   Securities Lending Income                                                                           260
Prepaid Expenses and Other Assets                                                                       20
                                                                                             -------------
      Total Assets                                                                               4,977,914
                                                                                             -------------

LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                                159,527
   Investment Securities Purchased                                                                  29,501
   Fund Shares Redeemed                                                                                109
   Due to Advisor                                                                                      387
Accrued Expenses and Other Liabilities                                                                 259
                                                                                             -------------
      Total Liabilities                                                                            189,783
                                                                                             -------------
NET ASSETS                                                                                   $   4,788,131
                                                                                             =============

SHARES OUTSTANDING, $0.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                                     247,661,374
                                                                                             =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                     $       19.33
                                                                                             =============
Investments at Cost                                                                          $   3,977,265
                                                                                             =============

                See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                                 $      30,069
   Interest                                                                                            644
   Income from Securities Lending                                                                      501
                                                                                             -------------
          Total Investment Income                                                                   31,214
                                                                                             -------------

EXPENSES
   Investment Advisory Services                                                                      2,171
   Accounting & Transfer Agent Fees                                                                    610
   Custodian Fees                                                                                      206
   Legal Fees                                                                                            8
   Audit Fees                                                                                           18
   Shareholders' Reports                                                                                20
   Trustees' Fees and Expenses                                                                          16
   Other                                                                                                30
                                                                                             -------------
          Total Expenses                                                                             3,079
                                                                                             -------------
   NET INVESTMENT INCOME (LOSS)                                                                     28,135
                                                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                                           33,983
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                       146,995
                                                                                             -------------
   NET GAIN (LOSS)                                                                                 180,978
                                                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $     209,113
                                                                                             =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                   SIX MONTHS         YEAR
                                                                                      ENDED           ENDED
                                                                                     MAY 31,        NOV. 30,
                                                                                      2005            2004
                                                                                   -----------    -----------
                                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $    28,135    $    45,093
   Net Realized Gain (Loss) on Investment Securities Sold                               33,983         84,609
   Change in Unrealized Appreciation (Depreciation) of Investment Securities           146,995        496,658
                                                                                   -----------    -----------
   Net Increase (Decrease) in Net Assets Resulting from Operations                     209,113        626,360
                                                                                   -----------    -----------
Distributions From:
   Net Investment Income                                                               (26,329)       (33,641)
   Net Long-Term Gains                                                                  (3,972)            --
                                                                                   -----------    -----------
    Total Distributions                                                                (30,301)       (33,641)
                                                                                   -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                                                       677,006        857,913
   Shares Issued in Lieu of Cash Distributions                                          28,649         32,697
   Shares Redeemed                                                                     (16,249)       (74,078)
                                                                                   -----------    -----------
   Net Increase (Decrease) from Capital Share Transactions                             689,406        816,532
                                                                                   -----------    -----------
    Total Increase (Decrease)                                                          868,218      1,409,251

NET ASSETS
   Beginning of Period                                                               3,919,913      2,510,662
                                                                                   -----------    -----------
   End of Period                                                                   $ 4,788,131    $ 3,919,913
                                                                                   ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                       35,683         50,791
    Shares Issued in Lieu of Cash Distributions                                          1,509          1,939
    Shares Redeemed                                                                       (857)        (4,363)
                                                                                   -----------    -----------
                                                                                        36,335         48,367
                                                                                   ===========    ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS         YEAR           YEAR            YEAR           YEAR           YEAR
                                            ENDED           ENDED          ENDED           ENDED          ENDED          ENDED
                                           MAY 31,        NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                            2005            2004           2003            2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period     $     18.55     $     15.41    $     13.01    $     14.44    $     14.71    $     17.79
                                         -----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                 0.12            0.23           0.21           0.20           0.25           0.33
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                 0.80            3.09           2.41          (1.43)          1.25           0.04
                                         -----------     -----------    -----------    -----------    -----------    -----------
      Total from Investment Operations          0.92            3.32           2.62          (1.23)          1.50           0.37
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       (0.12)          (0.18)         (0.22)         (0.20)         (0.27)         (0.32)
   Net Realized Gains                          (0.02)             --             --             --          (1.50)         (3.13)
                                         -----------     -----------    -----------    -----------    -----------    -----------
      Total Distributions                      (0.14)          (0.18)         (0.22)         (0.20)         (1.77)         (3.45)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $     19.33     $     18.55    $     15.41    $     13.01    $     14.44    $     14.71
================================================================================================================================
Total Return                                    4.97%#         21.68%         20.34%         (8.64)%        10.97%          3.06%
--------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)    $ 4,788,131     $ 3,919,913    $ 2,510,662    $ 1,737,809    $ 1,637,083    $ 1,735,343
Ratio of Expenses to Average Net Assets         0.14%*          0.15%          0.15%          0.15%          0.15%          0.16%
Ratio of Net Investment Income to
   Average Net Assets                           1.30%*          1.41%          1.62%          1.49%          1.66%          2.20%
Portfolio Turnover Rate                            3%#             7%             7%             9%             6%            26%

*     Annualized
#     Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $67,547.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

      Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

      For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                                        $ 765,051
               Sales                                              122,559

      There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

E.  FEDERAL INCOME TAXES:

      The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                             ORDINARY INCOME
                                             AND SHORT-TERM      LONG-TERM
                                              CAPITAL GAINS    CAPITAL GAINS    TOTAL
                                             ---------------   -------------   --------
               2004                             $ 33,641            --         $ 33,641
               2003                               31,464            --           31,464

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                             NET           TOTAL NET
                                                          REALIZED       DISTRIBUTABLE
                                         UNDISTRIBUTED  UNDISTRIBUTED      EARNINGS
                                        NET INVESTMENT    LONG-TERM      (ACCUMULATED
                                            INCOME      CAPITAL GAINS       (LOSSES)
                                        --------------  -------------    --------------
                                           $ 13,203        $ 3,947         $ 17,150

      At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amount in thousands):

                                                                                            NET
                                                                                         UNREALIZED
                               FEDERAL          UNREALIZED           UNREALIZED         APPRECIATION/
                              TAX COST         APPRECIATION         DEPRECIATION       (DEPRECIATION)
                             -----------       ------------         ------------       --------------
                             $ 3,977,265        $ 1,216,187          $ (229,627)          $ 986,560

F.  COMPONENTS OF NET ASSETS:

      At May 31, 2005, net assets consisted of (amounts in thousands):

                                       ACCUMULATED                     UNREALIZED
                                          NET                         APPRECIATION
                                       INVESTMENT     ACCUMULATED    (DEPRECIATION)
                             PAID-IN     INCOME      NET REALIZED    OF INVESTMENT    TOTAL NET
                             CAPITAL     (LOSS)       GAIN (LOSS)     SECURITIES       ASSETS
                            ---------  -----------   -------------   --------------   ---------
                           $ 3,752,794   $ 14,963      $ 33,814        $ 986,560      $ 4,788,131

G. FINANCIAL INSTRUMENTS:

      In accordance with the Series investment objectives and policies, the Series may invest in certain financial instruments that have off-balance short risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and the significant corresponding risk is described below:

      REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

H.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Series under the line of credit for the six months ended May 31, 2005.

      The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each series is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2005.

I.  SECURITIES LENDING:

      As of May 31, 2005, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

      The cash collateral received by the Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

      The Series paid fees for securities lending for the period ended May 31, 2005, which have been netted against the Income from Securities Lending on the Statements of Operations. For the six months ended May 31, 2005 the fees were approximately $126,000.

J.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                 BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

      Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreement.

      At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

      When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

      In considering the performance of the Fund, the Board analyzed the Lipper reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

      When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

      The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

      The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

      After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

                        Dimensional Investment Group Inc.

                        U.S. Small Cap Value Portfolio II


                               SEMI-ANNUAL REPORT


                          Six Months Ended May 31, 2005
                                   (Unaudited)

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                            ---------
DIMENSIONAL INVESTMENT GROUP INC.
      Disclosure of Fund Expenses                                                1
      Disclosure of Portfolio Holdings                                           2
      Statement of Assets and Liabilities                                        3
      Statement of Operations                                                    4
      Statements of Changes in Net Assets                                        5
      Financial Highlights                                                       6
      Notes to Financial Statements                                              7

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP VALUE SERIES
      Disclosure of Fund Expenses                                               10
      Disclosure of Portfolio Holdings                                          11
      Schedule of Investments                                                   12
      Statement of Assets and Liabilities                                       15
      Statement of Operations                                                   16
      Statements of Changes in Net Assets                                       17
      Financial Highlights                                                      18
      Notes to Financial Statements                                             19

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                     22

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                                 23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                BEGINNING      ENDING                    EXPENSES
                                                 ACCOUNT      ACCOUNT     ANNUALIZED       PAID
                                                  VALUE        VALUE        EXPENSE       DURING
                                                12/01/04      05/31/05       RATIO        PERIOD*
                                               ----------    ----------   ----------     --------
Actual Fund Return                             $ 1,000.00    $   996.20      0.27%        $ 1.34
Hypothetical 5% Annual Return                  $ 1,000.00    $ 1,023.65      0.27%        $ 1.36

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                     100.0%
                                                                         -----
                                                                         100.0%
                                                                         =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company
   (24,365,871 Shares, Cost $427,987) at Value+                                                    $      521,673
Receivable for Investment Securities Sold                                                                     354
Prepaid Expenses and Other Assets                                                                              12
                                                                                                   --------------
      Total Assets                                                                                        522,039
                                                                                                   --------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                                                       354
   Due to Advisor                                                                                               4
Accrued Expenses and Other Liabilities                                                                         30
                                                                                                   --------------
      Total Liabilities                                                                                       388
                                                                                                   --------------
NET ASSETS                                                                                         $      521,651
                                                                                                   ==============

SHARES OUTSTANDING, $0.01 PAR VALUE
   (Authorized 200,000,000 Shares)                                                                     20,968,148
                                                                                                   ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                           $        24.88
                                                                                                   ==============

----------
+  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                             $        2,881
                                                                                                   --------------
EXPENSES
   Administrative Services                                                                                     26
   Accounting & Transfer Agent Fees                                                                             3
   Legal Fees                                                                                                   7
   Audit Fees                                                                                                   2
   Filing Fees                                                                                                 14
   Shareholders' Reports                                                                                       14
   Directors' Fees and Expenses                                                                                 2
                                                                                                   --------------
          Total Expenses                                                                                       68
                                                                                                   --------------
   NET INVESTMENT INCOME (LOSS)                                                                             2,813
                                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from The DFA Investment Trust Company                               46,705
   Net Realized Gain (Loss) on Investment Securities Sold                                                  (3,416)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                              (48,581)
                                                                                                   --------------

   NET GAIN (LOSS)                                                                                         (5,292)
                                                                                                   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    $       (2,479)
                                                                                                   ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                      SIX MONTHS         YEAR
                                                                                         ENDED           ENDED
                                                                                        MAY 31,         NOV. 30,
                                                                                         2005             2004
                                                                                    --------------    --------------
                                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                     $        2,813    $        1,252
   Capital Gain Distributions Received from The DFA Investment Trust Company                46,705            24,964
   Net Realized Gain (Loss) on Investment Securities Sold                                   (3,416)           (1,997)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities               (48,581)           72,242
                                                                                    --------------    --------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                   (2,479)           96,461
                                                                                    --------------    --------------
Distributions From:
   Net Investment Income                                                                    (2,817)           (2,692)
   Net Short-Term Gains                                                                     (5,734)           (3,903)
   Net Long-Term Gains                                                                     (21,059)          (10,169)
                                                                                    --------------    --------------
          Total Distributions                                                              (29,610)          (16,764)
                                                                                    --------------    --------------
Capital Share Transactions (1):
   Shares Issued                                                                            76,500           165,567
   Shares Issued in Lieu of Cash Distributions                                              29,610            16,764
   Shares Redeemed                                                                         (49,710)          (71,094)
                                                                                    --------------    --------------
          Net Increase (Decrease) from Capital Share Transactions                           56,400           111,237
                                                                                    --------------    --------------
          Total Increase (Decrease)                                                         24,311           190,934

NET ASSETS
   Beginning of Period                                                                     497,340           306,406
                                                                                    --------------    --------------
   End of Period                                                                    $      521,651    $      497,340
                                                                                    ==============    ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                            3,022             7,052
    Shares Issued in Lieu of Cash Distributions                                              1,175               774
    Shares Redeemed                                                                         (1,998)           (3,094)
                                                                                    --------------    --------------
                                                                                             2,199             4,732
                                                                                    ==============    ==============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS        YEAR           YEAR           YEAR           YEAR          YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                              2005            2004           2003           2002           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     26.50    $     21.83    $     15.53    $     17.52    $     15.65    $     16.26
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.43           0.34           0.12           0.10           0.12           0.13
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                  (0.51)          5.47           6.78           0.13           3.28           0.91
                                           -----------    -----------    -----------    -----------    -----------    -----------
      Total from Investment Operations           (0.08)          5.81           6.90           0.23           3.40           1.04
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.43)         (0.44)         (0.10)         (0.12)         (0.13)         (0.11)
   Net Realized Gains                            (1.11)         (0.70)         (0.50)         (2.10)         (1.40)         (1.54)
                                           -----------    -----------    -----------    -----------    -----------    -----------
      Total Distributions                        (1.54)         (1.14)         (0.60)         (2.22)         (1.53)         (1.65)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     24.88    $     26.50    $     21.83    $     15.53    $     17.52    $     15.65
=================================================================================================================================
Total Return                                     (0.38)%#       27.83%         46.30%          0.93%         23.65%          7.07%
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)      $   521,651    $   497,340    $   306,406    $   174,588    $   123,888    $    76,993
Ratio of Expenses to Average Net
   Assets**                                       0.27%*         0.28%          0.30%          0.33%          0.42%          0.42%
Ratio of Net Investment Income to
   Average Net Assets                             1.09%*         0.31%          0.82%          0.61%          0.79%          0.76%
Portfolio Turnover Rate of Master Fund
   Series                                           14%#           26%            35%            30%            13%            32%

----------
*  Annualized
#  Non-annualized
** Represents the combined ratios for the portfolio and its pro-rata share of the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                        U.S. SMALL CAP VALUE PORTFOLIO II
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The U.S. Small Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 8% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $8,343.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

      Pursuant to the Fee Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.75% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Expense Waiver and Assumption Agreement shall remain in effect for a period of one year from April 1, 2005 to April 1, 2006 and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, there are no previously waived fees subject to future reimbursement to the Advisor.

D. FEDERAL INCOME TAXES:

      The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                            ORDINARY
                                             INCOME
                                               AND
                                           SHORT-TERM       LONG-TERM
                                          CAPITAL GAINS   CAPITAL GAINS    TOTAL
                                          -------------   -------------  ---------
      2004                                   $ 6,595       $  10,169     $  16,764
      2003                                     1,124           5,607         6,731

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At November 30, 2004, the components of distributable earnings/ (accumulated losses) were as follows (amounts in thousands):

                                                       TOTAL NET
                                                      DISTRIBUTABLE
                   UNDISTRIBUTED     UNDISTRIBUTED      EARNINGS
                   NET INVESTMENT      LONG-TERM      (ACCUMULATED
                       INCOME        CAPITAL GAINS       LOSSES)
                   --------------    -------------    -------------
                       $ 244           $ 21,055         $ 21,299

      At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                    NET
                                                                 UNREALIZED
              FEDERAL        UNREALIZED       UNREALIZED        APPRECIATION/
             TAX COST       APPRECIATION     DEPRECIATION      (DEPRECIATION)
             --------       ------------     ------------      --------------
             $ 450,734        $ 93,686        $ (22,747)          $ 70,939

E.  COMPONENTS OF NET ASSETS:

      At May 31, 2005, net assets consisted of (amounts in thousands):

                                                       ACCUMULATED            UNREALIZED
                                                       NET REALIZED          APPRECIATION
                                    ACCUMULATED       GAIN (LOSS) OF      (DEPRECIATION) OF
                                  NET INVESTMENT        INVESTMENT            INVESTMENT         TOTAL NET
             PAID-IN CAPITAL       INCOME (LOSS)        SECURITIES            SECURITIES           ASSETS
             ---------------      --------------      --------------      -----------------      ---------
                $ 409,973             $ (31)             $ 18,023             $ 93,686           $ 521,651

F. LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the discretionary line of credit during the six months ended May 31, 2005.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2005.

G. CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. SMALL CAP VALUE SERIES

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do no apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                BEGINNING     ENDING                     EXPENSES
                                                 ACCOUNT      ACCOUNT     ANNUALIZED       PAID
                                                  VALUE        VALUE        EXPENSE       DURING
                                                12/01/04      05/31/05       RATIO        PERIOD*
                                               ----------    ----------   ----------     --------
Actual Fund Return                             $ 1,000.00    $   996.40      0.24%        $ 1.19
Hypothetical 5% Annual Return                  $ 1,000.00    $ 1,023.80      0.24%        $ 1.21

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. SMALL CAP VALUE SERIES

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

      The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

      The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary                                                      24.1%
Industrials                                                                 20.7
Financials                                                                  13.2
Information Technology                                                      11.9
Materials                                                                    9.8
Energy                                                                       8.5
Health Care                                                                  5.0
Consumer Staples                                                             4.8
Telecommunication Services                                                   1.0
Other                                                                        0.6
Utilities                                                                    0.4
                                                                           -----
                                                                           100.0%
                                                                           =====

                         THE U.S. SMALL CAP VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (23.0%)
   American Greetings Corp. Class A                                            1,194,800   $    31,040,904                0.5%
   Burlington Coat Factory Warehouse Corp.                                     1,487,301        49,304,028                0.8%
 * Charming Shoppes, Inc.                                                      3,535,465        31,925,249                0.5%
 * Gaylord Entertainment Co.                                                   1,261,985        53,041,230                0.8%
   Landry's Restaurants, Inc.                                                    924,835        27,717,305                0.4%
 * Payless ShoeSource, Inc.                                                    1,874,500        31,547,835                0.5%
   United Auto Group, Inc.                                                     1,532,900        47,213,320                0.7%
   Other Securities                                                                          1,290,590,058               19.5%
                                                                                           ---------------    ---------------
Total Consumer Discretionary
   (Cost $1,391,142,561)                                                                     1,562,379,929               23.7%
                                                                                           ---------------    ---------------
Industrials -- (19.7%)
 * Alaska Air Group, Inc.                                                      1,004,900        29,664,648                0.5%
   Alexander & Baldwin, Inc.                                                     659,654        29,321,620                0.5%
   Applied Industrial Technologies, Inc.                                         997,000        30,348,680                0.5%
*# Continental Airlines, Inc.                                                  2,267,500        31,427,550                0.5%
 * Dollar Thrifty Automotive Group, Inc.                                         854,400        30,749,856                0.5%
 * Esterline Technologies Corp.                                                  731,493        28,455,078                0.4%
 * Flowserve Corp.                                                             1,864,640        54,950,941                0.8%
   GATX Corp.                                                                  1,577,900        52,654,523                0.8%
*# Kansas City Southern                                                        2,225,700        44,491,743                0.7%
   Mueller Industries, Inc.                                                    1,134,866        30,641,382                0.5%
 * Quanta Services, Inc.                                                       3,830,850        34,592,576                0.5%
 * Shaw Group, Inc.                                                            2,106,898        42,453,995                0.7%
   Trinity Industries, Inc.                                                    1,482,100        43,069,826                0.7%
 * United Rentals, Inc.                                                        1,831,600        36,778,528                0.6%
 * URS Corp.                                                                   1,438,667        48,670,105                0.7%
   Other Securities                                                                            767,304,084               11.4%
                                                                                           ---------------    ---------------
Total Industrials
   (Cost $1,070,818,270)                                                                     1,335,575,135               20.3%
                                                                                           ---------------    ---------------
Financials -- (12.6%)
   Commercial Federal Corp.                                                    1,330,398        33,273,254                0.5%
   Delphi Financial Group, Inc. Class A                                          881,563        37,378,271                0.6%
   LandAmerica Financial Group, Inc.                                             611,212        34,350,114                0.5%
   Ohio Casualty Corp.                                                         1,932,614        46,189,475                0.7%
   Selective Insurance Group, Inc.                                               913,294        43,956,840                0.7%
 # The Phoenix Companies, Inc.                                                 2,736,000        31,464,000                0.5%
   UMB Financial Corp.                                                           636,690        35,463,633                0.5%
   Other Securities                                                                            588,909,294                8.9%
                                                                                           ---------------    ---------------
Total Financials
   (Cost $658,967,144)                                                                         850,984,881               12.9%
                                                                                           ---------------    ---------------
Information Technology -- (11.6%)
 * Coherent, Inc.                                                              1,024,276        33,626,981                0.5%
 * MPS Group, Inc.                                                             3,484,300        32,682,734                0.5%
   Other Securities                                                                            719,631,849               10.9%
                                                                                           ---------------    ---------------
Total Information Technology
   (Cost $843,140,581)                                                                         785,941,564               11.9%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
Materials -- (9.4%)
   Carpenter Technology Corp.                                                    716,562   $    38,694,348                0.6%
   Commercial Metals Co.                                                       1,177,532        30,804,237                0.5%
   Longview Fibre Co.                                                          1,691,340        33,776,060                0.5%
   Quanex Corp.                                                                  543,803        28,217,938                0.4%
   Reliance Steel & Aluminum Co.                                                 903,098        34,760,242                0.5%
   Texas Industries, Inc.                                                        727,557        33,482,173                0.5%
   Other Securities                                                                            436,600,415                6.7%
                                                                                           ---------------    ---------------
Total Materials
   (Cost $518,160,422)                                                                         636,335,413                9.7%
                                                                                           ---------------    ---------------
Energy -- (8.1%)
 * Hanover Compressor Co.                                                      2,951,815        30,787,430                0.5%
 * Houston Exploration Co.                                                       686,942        35,013,434                0.5%
 * Magnum Hunter Resources, Inc.                                               2,790,568        43,142,181                0.7%
 * SEACOR Holdings, Inc.                                                         623,566        36,204,242                0.5%
 * Spinnaker Exploration Co.                                                   1,129,266        34,634,588                0.5%
 * Swift Energy Corp.                                                            925,005        31,588,921                0.5%
   Tesoro Petroleum Corp.                                                      1,157,200        50,453,920                0.8%
 * Universal Compression Holdings, Inc.                                        1,045,984        35,772,653                0.5%
   USEC, Inc.                                                                  2,797,802        38,189,997                0.6%
   Other Securities                                                                            214,692,972                3.2%
                                                                                           ---------------    ---------------
Total Energy
   (Cost $328,604,264)                                                                         550,480,338                8.3%
                                                                                           ---------------    ---------------
Health Care -- (4.8%)
 * Kindred Healthcare, Inc.                                                    1,144,681        44,161,793                0.7%
*# Sunrise Senior Living, Inc.                                                   670,200        34,950,930                0.5%
   Other Securities                                                                            242,719,404                3.7%
                                                                                           ---------------    ---------------
Total Health Care
   (Cost $275,812,488)                                                                         321,832,127                4.9%
                                                                                           ---------------    ---------------
Consumer Staples -- (4.6%)
   Longs Drug Stores Corp.                                                     1,268,200        52,046,928                0.8%
   Seaboard Corp.                                                                 23,576        31,709,720                0.5%
   Other Securities                                                                            228,749,438                3.4%
                                                                                           ---------------    ---------------
Total Consumer Staples
   (Cost $216,413,498)                                                                         312,506,086                4.7%
                                                                                           ---------------    ---------------
Telecommunication Services -- (0.9%)
Total Telecommunication Services
   (Cost $69,878,679)                                                                           64,103,150                1.0%
                                                                                           ---------------    ---------------
Utilities -- (0.4%)
Total Utilities
   (Cost $17,089,320)                                                                           27,930,288                0.4%
                                                                                           ---------------    ---------------
Other -- (0.0%)
Total Other
   (Cost $4,824,168)                                                                                62,566                0.0%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $5,394,851,395)                                                                     6,448,131,477               97.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                                    VALUE+    OF NET ASSETS**
                                                                                                    ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
Total Other
   (Cost $9,788,772)                                                                       $     1,776,278                0.0%
                                                                                           ---------------    ---------------
Consumer Discretionary -- (0.0%)
Total Consumer Discretionary
   (Cost $0)                                                                                           332                0.0%
                                                                                           ---------------    ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $9,788,772)                                                                             1,776,610                0.0%
                                                                                           ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (4.9%)
^  Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
      (Collateralized by $545,515,000 U.S. STRIPS 6.125%, 11/15/27,
      valued at $196,008,995) to be repurchased at $192,180,081 (Cost
      $192,164,494)                                                      $       192,164       192,164,494                2.9%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
      (Collateralized by $142,182,000 FHLMC Notes 4.00%, 09/22/09,
      valued at $142,359,728) to be repurchased at $140,266,259
      (Cost $140,255,000)                                                        140,255       140,255,000                2.1%
                                                                                           ---------------    ---------------
                                                                                               332,419,494                5.0%
                                                                                           ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $332,419,494)                                                                         332,419,494                5.0%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $5,737,059,661)                                                                   $ 6,782,327,581              102.8%
                                                                                           ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

            See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. SMALL CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $173,532 of securities on loan)                    $    6,782,328
Cash                                                                                            1
Receivables:
   Investment Securities Sold                                                              30,002
   Dividends and Interest                                                                   3,833
   Fund Shares Sold                                                                         7,296
   Securities Lending Income                                                                  402
Prepaid Expenses and Other Assets                                                              31
                                                                                   --------------
      Total Assets                                                                      6,823,893
                                                                                   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                       192,164
   Investment Securities Purchased                                                         34,422
   Fund Shares Redeemed                                                                       354
   Due to Advisor                                                                           1,061
Accrued Expenses and Other Liabilities                                                        402
                                                                                   --------------
      Total Liabilities                                                                   228,403
                                                                                   --------------
NET ASSETS                                                                         $    6,595,490
                                                                                   ==============
SHARES OUTSTANDING, $0.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                            307,994,629
                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $        21.41
                                                                                   ==============
Investments at Cost                                                                $    5,737,060
                                                                                   ==============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                         $     30,927
   Interest                                                                                 1,022
   Income from Securities Lending                                                           2,073
                                                                                     ------------
          Total Investment Income                                                          34,022
                                                                                     ------------
EXPENSES
   Investment Advisory Services                                                             6,438
   Accounting & Transfer Agent Fees                                                           903
   Custodian Fees                                                                             306
   Legal Fees                                                                                  26
   Audit Fees                                                                                  31
   Shareholders' Reports                                                                       35
   Trustees' Fees and Expenses                                                                 26
   Other                                                                                       48
                                                                                     ------------
          Total Expenses                                                                    7,813
                                                                                     ------------
   NET INVESTMENT INCOME (LOSS)                                                            26,209
                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                                 411,894
   Change in Unrealized Appreciation (Depreciation) of Investment Securities             (462,336)
                                                                                     ------------
   NET GAIN (LOSS)                                                                        (50,442)
                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      $    (24,233)
                                                                                     ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                    SIX MONTHS          YEAR
                                                                                       ENDED            ENDED
                                                                                      MAY 31,         NOV. 30,
                                                                                       2005             2004
                                                                                   -------------    -------------
                                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $      26,209    $      41,172
   Net Realized Gain (Loss) on Investment Securities Sold                                411,894          580,495
   Change in Unrealized Appreciation (Depreciation) of Investment Securities            (462,336)         685,887
                                                                                   -------------    -------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                (24,233)       1,307,554
                                                                                   -------------    -------------
Distributions From:
   Net Investment Income                                                                 (35,770)         (18,623)
   Net Short-Term Gains                                                                  (67,865)         (55,751)
   Net Long-Term Gains                                                                  (512,161)        (300,806)
                                                                                   -------------    -------------
          Total Distributions                                                           (615,796)        (375,180)
                                                                                   -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                                                         532,840          896,415
   Shares Issued in Lieu of Cash Distributions                                           598,005          366,785
   Shares Redeemed                                                                      (190,228)        (418,726)
                                                                                   -------------    -------------
          Net Increase (Decrease) from Capital Share Transactions                        940,617          844,474
                                                                                   -------------    -------------
          Total Increase (Decrease)                                                      300,588        1,776,848
NET ASSETS
   Beginning of Period                                                                 6,294,902        4,518,054
                                                                                   -------------    -------------
   End of Period                                                                   $   6,595,490    $   6,294,902
                                                                                   =============    =============
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                         24,632           42,487
    Shares Issued in Lieu of Cash Distributions                                           27,569           18,895
    Shares Redeemed                                                                       (8,888)         (20,327)
                                                                                   -------------    -------------
                                                                                          43,313           41,055
                                                                                   =============    =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. SMALL CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS          YEAR         YEAR          YEAR          YEAR          YEAR
                                            ENDED            ENDED        ENDED         ENDED         ENDED         ENDED
                                           MAY 31,         NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                            2005             2004          2003          2002         2001           2000
----------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period     $     23.78     $     20.20   $     15.04   $     16.54   $     16.47   $     17.16
                                         -----------     -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                 0.09            0.16          0.12          0.11          0.15          0.16
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                (0.15)           5.09          6.29          0.11          3.15          0.97
                                         -----------     -----------   -----------   -----------   -----------   -----------
      Total from Investment Operations         (0.06)           5.25          6.41          0.22          3.30          1.13
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       (0.13)          (0.08)        (0.12)        (0.11)        (0.15)        (0.16)
   Net Realized Gains                          (2.18)          (1.59)        (1.13)        (1.61)        (3.08)        (1.66)
                                         -----------     -----------   -----------   -----------   -----------   -----------
      Total Distributions                      (2.31)          (1.67)        (1.25)        (1.72)        (3.23)        (1.82)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $     21.41     $     23.78   $     20.20   $     15.04   $     16.54   $     16.47
============================================================================================================================
Total Return                                   (0.36)%#        27.87%        46.31%         1.05%        23.86%         7.29%
----------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)    $ 6,595,490     $ 6,294,902   $ 4,518,054   $ 3,148,780   $ 3,039,884   $ 2,711,041
Ratio of Expenses to Average Net
   Assets                                       0.24%*          0.25%         0.25%         0.25%         0.25%         0.25%
Ratio of Net Investment Income to
   Average Net Assets                           0.82%*          0.78%         0.75%         0.70%         0.86%         0.92%
Portfolio Turnover Rate                           14%#            26%           35%           30%           13%           32%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. SMALL CAP VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Small Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrured Expenses and Other Liabilities in the amount of $103,173.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                                $  1,199,579
               Sales                                         915,320

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

E. FEDERAL INCOME TAXES:

     The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                ORDINARY INCOME
                                 AND SHORT-TERM      LONG-TERM
                                 CAPITAL GAINS     CAPITAL GAINS      TOTAL
                                ---------------    -------------   ----------
            2004                    $    74,374      $   300,806   $  375,180
            2003                         26,137          230,313      256,450

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                             TOTAL
                          UNDISTRIBUTED   UNDISTRIBUTED       NET
                         NET INVESTMENT     LONG-TERM     DISTRIBUTABLE
                             INCOME       CAPITAL GAINS     EARNINGS
                         --------------   -------------   -------------
                              $  92,387      $  511,749      $  604,136

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                               NET
                                                            UNREALIZED
                FEDERAL      UNREALIZED     UNREALIZED     APPRECIATION/
               TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
              -----------   ------------   ------------   --------------
              $ 5,739,649   $  1,627,915   $   (585,236)    $  1,042,679

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

     REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

G. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                    ACCUMULATED       UNREALIZED
                                                   NET REALIZED      APPRECIATION
                                   ACCUMULATED    GAIN (LOSS) OF   (DEPRECIATION) OF
                                 NET INVESTMENT     INVESTMENT         INVESTMENT       TOTAL NET
               PAID-IN CAPITAL    INCOME (LOSS)     SECURITIES         SECURITIES        ASSETS
               ---------------   --------------   --------------   -----------------   -----------
                  $  5,126,701        $  13,820       $  409,701        $  1,045,268   $ 6,595,490

H. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2005.

     The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2, 2006. There were no borrowings by the Series under the line of credit for the six months ended May 31, 2005.

I. SECURITIES LENDING:

     As of May 31, 2005, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     The cash collateral received by the Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Series paid fees for securities lending for the period ended May 31, 2005, which have been netted against the Income from Securities Lending on the Statements of Operations. For the six months ended May 31, 2005 the fees were approximately $514,000.

J. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                 BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

     Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreement.

     At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

     When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of the Fund, the Board analyzed the Lipper reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

================================================================================

                        Dimensional Investment Group Inc.
                          Emerging Markets Portfolio II


                               Semi-Annual Report


                          Six Months Ended May 31, 2005
                                   (Unaudited)

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                          EMERGING MARKETS PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses                                                 1
   Disclosure of Portfolio Holdings                                            2
   Statement of Assets and Liabilities                                         3
   Statement of Operations                                                     4
   Statements of Changes in Net Assets                                         5
   Financial Highlights                                                        6
   Notes to Financial Statements                                               7
THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
   Disclosure of Fund Expenses                                                10
   Disclosure of Portfolio Holdings                                           11
   Summary Schedule of Portfolio Holdings                                     12
   Statement of Assets and Liabilities                                        16
   Statement of Operations                                                    17
   Statements of Changes in Net Assets                                        18
   Financial Highlights                                                       19
   Notes to Financial Statements                                              20

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   23

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                               24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          EMERGING MARKETS PORTFOLIO II

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      - To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                             BEGINNING       ENDING                       EXPENSES
                                              ACCOUNT        ACCOUNT      ANNUALIZED        PAID
                                               VALUE          VALUE        EXPENSE         DURING
                                             12/01/04       05/31/05        RATIO          PERIOD*
                                           ------------   ------------   ------------    ----------
Actual Fund Return                         $   1,000.00   $   1,080.10           0.51%   $     2.64
Hypothetical 5% Annual Return              $   1,000.00   $   1,022.46           0.51%   $     2.57

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          EMERGING MARKETS PORTFOLIO II

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specified industry classifications.

Investment Companies                                                      100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                          EMERGING MARKETS PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The Emerging Markets Series of The DFA Investment Trust Company
  (Cost $20,085) at Value+                                                         $     28,500
Receivable for Fund Shares Sold                                                             100
Prepaid Expenses and Other Assets                                                            16
                                                                                   ------------
    Total Assets                                                                         28,616
                                                                                   ------------
LIABILITIES:
Payable for Investment Securities Purchased                                                 100
Accrued Expenses and Other Liabilities                                                       14
                                                                                   ------------
    Total Liabilities                                                                       114
                                                                                   ------------
NET ASSETS                                                                         $     28,502
                                                                                   ============
SHARES OUTSTANDING, $0.01 PAR VALUE
  (Authorized 200,000,000 Shares)                                                     2,062,030
                                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $      13.82
                                                                                   ============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $56)                                $        519
   Interest                                                                                   2
   Expenses Allocated from Master Funds                                                     (37)
                                                                                   ------------
          Total Investment Income                                                           484
                                                                                   ------------
EXPENSES
   Administrative Services                                                                   54
   Accounting & Transfer Agent Fees                                                           1
   Legal Fees                                                                                 1
   Audit Fees                                                                                 1
   Filing Fees                                                                               12
   Shareholders' Reports                                                                     15
                                                                                   ------------
          Total Expenses                                                                     84
          Fees Waived, Expenses Reimbursed, and/or Previously
           Waived Fees Received by Advisor (Note C)                                         (54)
                                                                                   ------------
          Net Expenses                                                                       30
                                                                                   ------------
   NET INVESTMENT INCOME (LOSS)                                                             454
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                                   204
   Net Realized Gain (Loss) on Foreign Currency Transactions                                (18)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities
    and Foreign Currency                                                                  1,180
   Deferred Thailand Capital Gains Tax                                                        3
                                                                                   ------------
   NET GAIN (LOSS)                                                                        1,369
                                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $      1,823
                                                                                   ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                    SIX MONTHS         YEAR
                                                                                       ENDED           ENDED
                                                                                      MAY 31,        NOV. 30,
                                                                                       2005            2004
                                                                                   ------------    ------------
                                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $        454    $        414
   Net Realized Gain (Loss) on Investment Securities Sold                                   204              12
   Net Realized Gain (Loss) on Foreign Currency Transactions                                (18)            (30)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                          1,180           4,948
      Translation of Foreign Currency Denominated Amounts                                    --               1
   Deferred Thailand Capital Gains Tax                                                        3             (21)
                                                                                   ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                 1,823           5,324
                                                                                   ------------    ------------
Distributions From:
   Net Investment Income                                                                   (432)           (229)
                                                                                   ------------    ------------
          Total Distributions                                                              (432)           (229)
                                                                                   ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                          6,211          12,283
   Shares Issued in Lieu of Cash Distributions                                              432             229
   Shares Redeemed                                                                       (2,310)         (8,101)
                                                                                   ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                         4,333           4,411
                                                                                   ------------    ------------
          Total Increase (Decrease)                                                       5,724           9,506

NET ASSETS
   Beginning of Period                                                                   22,778          13,272
                                                                                   ------------    ------------
   End of Period                                                                   $     28,502    $     22,778
                                                                                   ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                           447           1,111
    Shares Issued in Lieu of Cash Distributions                                              33              22
    Shares Redeemed                                                                        (166)           (742)
                                                                                   ------------    ------------
                                                                                            314             391
                                                                                   ============    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS         YEAR          YEAR          YEAR         YEAR        YEAR
                                                 ENDED            ENDED         ENDED        ENDED        ENDED        ENDED
                                                 MAY 31,        NOV. 30,       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                  2005            2004          2003          2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period          $      13.03     $     9.78    $     7.11    $    7.08    $    7.83    $   10.08
                                              ------------     ----------    ----------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.22           0.24          0.16         0.09         0.10         0.09
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                       0.81           3.18          2.63         0.04        (0.79)       (2.26)
                                              ------------     ----------    ----------    ---------    ---------    ---------
      Total from Investment Operations                1.03           3.42          2.79         0.13        (0.69)       (2.17)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.24)         (0.17)        (0.12)       (0.10)       (0.06)       (0.08)
   Net Realized Gains                                   --             --            --           --           --           --
                                              ------------     ----------    ----------    ---------    ---------    ---------
      Total Distributions                            (0.24)         (0.17)        (0.12)       (0.10)       (0.06)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      13.82     $    13.03    $     9.78    $    7.11    $    7.08    $    7.83
==============================================================================================================================
Total Return                                          8.01%#        35.39%        39.88%        1.83%       (8.96)%     (21.73)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                                $     28,502     $   22,778    $   13,272    $   9,211    $   9,568    $  10,465
Ratio of Expenses to Average
   Net Assets (1)                                     0.51%*         0.53%         0.58%        0.65%        0.93%        0.82%(a)
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees) (1)            0.91%*         0.93%         0.98%        1.05%        1.33%        1.22%(a)
Ratio of Net Investment Income to
   Average Net Assets                                 3.40%*         2.43%         2.09%        1.34%        1.49%        0.98%
Portfolio Turnover Rate of Master
   Fund Series                                           2%#            2%            1%           8%           6%          12%

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) The plan's sponsor has voluntarily contributed to the portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          EMERGING MARKETS PORTFOLIO II

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The Emerging Markets Series (the "Series"), a series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 2% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $415.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

      Pursuant to a Fee Expense Waiver and Assumption Agreement for Emerging Markets Portfolio II, the Advisor has agreed to waive its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio's average net assets. This Fee Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

      In addition, each sponsor of a benefit plan which invested in the Portfolio had agreed to make a voluntary monthly contribution prior to January 1, 2001 to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio related to the benefit plan's investment. Such contributions were made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and were recorded as additions to capital. Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio no longer make voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D.  FEDERAL INCOME TAXES:

      The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                      ORDINARY INCOME
                                       AND SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS    CAPITAL GAINS   TOTAL
                                       --------------   -------------   -----
      2004                             $          229              --   $ 229
      2003                                        147              --     147

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                    UNDISTRIBUTED       CAPITAL             TOTAL NET
                                   NET INVESTMENT         LOSS       DISTRIBUTABLE EARNINGS
                                       INCOME        CARRYFORWARDS    (ACCUMULATED LOSSES)
                                   --------------    -------------   ----------------------
                                   $          365    $      (3,024)           $      (2,659)

      For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                     EXPIRES ON NOVEMBER 30,
                         ----------------------------------------------
                            2007         2009        2010        2011        TOTAL
                         ----------   ---------    --------   ---------   -----------
                         $    1,478   $     592    $    669   $     285   $     3,024

      Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $88,857 and $8,775, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

      At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                   NET
                                                                               UNREALIZED
                                     FEDERAL     UNREALIZED     UNREALIZED    APPRECIATION/
                                    TAX COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                    --------    ------------   ------------  --------------
                                    $ 20,110    $      9,122   $       (731)  $       8,391

E.  COMPONENTS OF NET ASSETS:

      At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                                  UNREALIZED
                                   ACCUMULATED      ACCUMULATED                  APPRECIATION
                                  NET REALIZED      NET REALIZED    DEFERRED   (DEPRECIATION) OF     UNREALIZED
                   ACCUMULATED   GAIN (LOSS) OF       FOREIGN       THAILAND      INVESTMENT        NET FOREIGN
                 NET INVESTMENT    INVESTMENT      EXCHANGE GAIN    CAPITAL     SECURITIES AND     EXCHANGE GAIN   TOTAL NET
PAID-IN CAPITAL   INCOME (LOSS)    SECURITIES         (LOSS)       GAINS TAX   FOREIGN CURRENCY       (LOSS)         ASSETS
---------------  --------------  --------------    -------------   ---------   -----------------   -------------   ---------
$        22,795  $          298  $       (2,898)   $         (18)  $     (91)  $           8,415   $           1   $  28,502

F.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2005.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for it's particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2, 2006. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2005.

G.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKETS SERIES

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

            To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                                       BEGINNING      ENDING                    EXPENSES
                                                                        ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                                                                         VALUE         VALUE        EXPENSE      DURING
                                                                       12/01/04       5/31/05        RATIO       PERIOD*
                                                                     -------------  -----------   ----------   -----------
Actual Fund Return                                                   $    1,000.00  $  1,080.90         0.28%  $      1.45
Hypothetical 5% Annual Return                                        $    1,000.00  $  1,023.60         0.28%  $      1.41

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKETS SERIES

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

      The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

      The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                                            23.9%
Telecommunication Services                                            16.8
Materials                                                             16.3
Consumer Staples                                                      10.0
Information Technology                                                 9.0
Industrials                                                            7.4
Consumer Discretionary                                                 6.8
Utilities                                                              4.4
Energy                                                                 3.2
Health Care                                                            2.1
Other                                                                  0.1
                                                                     -----
                                                                     100.0%
                                                                     =====

                           THE EMERGING MARKETS SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
MEXICO -- (12.1%)
COMMON STOCKS -- (12.1%)
  America Movil S.A. de C.V. Series L                                         10,897,700   $    30,837,777               2.2%
* America Telecom S.A. de C.V. Series A                                        5,129,240        15,504,095               1.1%
  Cementos de Mexico S.A. de C.V. Series B                                     1,551,017        11,800,403               0.8%
  Grupo Financiero Inbursa S.A. de C.V. Series O                               3,161,776         6,739,328               0.5%
  Grupo Modelo S.A. de C.V. Series C                                           2,602,300         7,889,851               0.6%
  Telefonos de Mexico S.A. de C.V.                                            18,366,800        16,975,833               1.2%
  Wal-Mart de Mexico S.A. de C.V. Series V                                     5,494,302        20,822,553               1.5%
  Other Securities                                                                              56,889,988               4.0%
                                                                                           ---------------   ---------------
TOTAL -- MEXICO
  (Cost $112,747,040)                                                                          167,459,828              11.9%
                                                                                           ---------------   ---------------
TAIWAN -- (11.7%)
COMMON STOCKS -- (11.7%)
  Cathay Financial Holdings Co., Ltd.                                          5,527,529        10,537,019               0.8%
  Hon Hai Precision Industry Co., Ltd.                                         1,899,306         9,940,234               0.7%
  Taiwan Semiconductor Manufacturing Co., Ltd.                                13,743,936        24,779,451               1.8%
  Other Securities                                                                             117,639,170               8.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $143,235,910)                                                                          162,895,874              11.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Taiwan Dollar
    (Cost $17,422)                                                                                  17,498               0.0%
                                                                                           ---------------   ---------------
TOTAL -- TAIWAN
  (Cost $143,253,332)                                                                          162,913,372              11.6%
                                                                                           ---------------   ---------------
SOUTH KOREA -- (11.7%)
COMMON STOCKS -- (11.7%)
  Korea Electric Power Corp.                                                     495,290        14,472,188               1.0%
  KT Corp.                                                                       195,930         7,896,552               0.6%
  POSCO                                                                           40,940         7,297,089               0.5%
  Samsung Electronics Co., Ltd.                                                   53,188        25,686,766               1.8%
  SK Telecom Co., Ltd.                                                            56,085         9,947,204               0.7%
  Other Securities                                                                              96,665,661               6.9%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH KOREA
  (Cost $94,368,322)                                                                           161,965,460              11.5%
                                                                                           ---------------   ---------------
SOUTH AFRICA -- (10.9%)
COMMON STOCKS -- (10.9%)
  ABSA Group, Ltd.                                                               604,870         7,346,378               0.5%
  Anglo American Platinum Corp., Ltd.                                            302,315        12,993,774               0.9%
  Anglo American PLC                                                             667,281        15,902,785               1.1%
  Anglogold, Ltd.                                                                304,962        10,293,029               0.7%
  Firstrand, Ltd.                                                              5,453,719        10,993,898               0.8%
  MTN Group, Ltd.                                                              1,329,332         8,773,164               0.6%
  Standard Bank Group, Ltd.                                                      979,729         8,918,054               0.6%
  Telkom SA, Ltd.                                                                660,710        10,789,042               0.8%
  Other Securities                                                                              64,763,939               4.7%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH AFRICA
  (Cost $135,051,995)                                                                          150,774,063              10.7%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BRAZIL -- (10.8%)
PREFERRED STOCKS -- (9.7%)
  Banci Itau Holding Financeira SA                                                86,800   $    15,274,206               1.1%
  Banco Bradesco SA                                                              401,079        12,908,768               0.9%
  Investimentos Itau SA                                                        3,300,893         6,740,151               0.5%
  Telesp Participacoes SA                                                    621,100,000        11,793,038               0.8%
  Vale do Rio Doce Series A                                                      926,880        22,888,300               1.6%
  Other Securities                                                                              64,665,925               4.7%
                                                                                           ---------------   ---------------
TOTAL PREFERRED STOCKS
  (Cost $78,699,331)                                                                           134,270,388               9.6%
                                                                                           ---------------   ---------------
COMMON STOCKS -- (1.1%)
  Other Securities
    (Cost $9,933,446)                                                                           15,689,167               1.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  * Brazilian Real
    (Cost $32,142)                                                                                  34,038               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        9,240               0.0%
                                                                                           ---------------   ---------------
TOTAL -- BRAZIL
  (Cost $88,664,919)                                                                           150,002,833              10.7%
                                                                                           ---------------   ---------------
MALAYSIA -- (6.6%)
COMMON STOCKS -- (6.6%)
  Malayan Banking Berhad                                                       2,815,700         8,142,334               0.6%
  Malaysian International Shipping Corp.
  (Foreign)                                                                    1,501,566         6,824,540               0.5%
  Telekom Malaysia Berhad                                                      3,138,900         8,078,652               0.6%
  Tenaga Nasional Berhad                                                       3,662,800         9,923,114               0.7%
  Other Securities                                                                              59,032,307               4.2%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $86,119,098)                                                                            92,000,947               6.6%
                                                                                           ---------------   ---------------
TURKEY -- (6.3%)
COMMON STOCKS -- (6.3%)
  Akbank T.A.S.                                                                2,264,998        12,090,210               0.9%
  Arcelik A.S.                                                                 1,549,702         8,127,666               0.6%
* Turkiye Garanti Bankasi A.S.                                                 2,261,914         8,536,645               0.6%
  Turkiye Is Bankasi A.S.                                                      2,002,976        10,818,452               0.8%
  Other Securities                                                                              47,423,845               3.3%
                                                                                           ---------------   ---------------
TOTAL -- TURKEY
  (Cost $29,310,662)                                                                            86,996,818               6.2%
                                                                                           ---------------   ---------------
ISRAEL -- (5.5%)
COMMON STOCKS -- (5.5%)
  Bank Hapoalim, Ltd.                                                          2,309,640         8,108,404               0.6%
  Bank Leumi Le-Israel                                                         2,802,069         7,928,531               0.6%
  Israel Chemicals, Ltd.                                                       2,410,526         7,714,773               0.5%
  Teva Pharmaceutical Industries, Ltd.                                           418,280        13,912,996               1.0%
  Other Securities                                                                              39,304,707               2.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $37,118,237)                                                                            76,969,411               5.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Israel Shekel
    (Cost $153)                                                                            $           157               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ISRAEL
  (Cost $37,118,390)                                                                            76,969,568               5.5%
                                                                                           ---------------   ---------------
INDONESIA -- (4.7%)
COMMON STOCKS -- (4.7%)
  PT Astra International Tbk                                                   8,470,461        10,387,615               0.7%
  PT Indonesian Satellite Corp.Tbk                                            14,967,500         7,774,558               0.6%
  PT Telekomunikasi Indonesia (Persero) Tbk                                   37,153,640        18,242,960               1.3%
  PT Unilever Tbk                                                             16,022,000         7,688,916               0.5%
  Other Securities                                                                              20,414,783               1.5%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $39,400,179)                                                                            64,508,832               4.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                          928               0.0%
                                                                                           ---------------   ---------------
TOTAL -- INDONESIA
  (Cost $39,400,179)                                                                            64,509,760               4.6%
                                                                                           ---------------   ---------------
UNITED STATES -- (4.0%)
COMMON STOCKS -- (4.0%)
  Banco Santander Chile Sponsored ADR                                            295,998         9,235,138               0.7%
  Empresa Nacional de Electricidad SA ADR                                        514,018        11,822,414               0.8%
  Other Securities                                                                              34,354,113               2.4%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
  (Cost $40,357,553)                                                                            55,411,665               3.9%
                                                                                           ---------------   ---------------
THAILAND -- (3.6%)
COMMON STOCKS -- (3.6%)
  Advance Info Service Public Co., Ltd. (Foreign)                              5,982,000        13,766,109               1.0%
  Other Securities                                                                              36,822,975               2.6%
                                                                                           ---------------   ---------------
TOTAL -- THAILAND
  (Cost $40,370,479)                                                                            50,589,084               3.6%
                                                                                           ---------------   ---------------
HUNGARY -- (3.0%)
COMMON STOCKS -- (3.0%)
* Magyar Olay-Es Gazipari RT                                                     168,429        12,524,216               0.9%
  Orszagos Takerekpenztar es Keresdelmi Bank RT                                  386,220        11,975,686               0.9%
  Other Securities                                                                              16,923,392               1.2%
                                                                                           ---------------   ---------------
TOTAL -- HUNGARY
  (Cost $15,788,433)                                                                            41,423,294               3.0%
                                                                                           ---------------   ---------------
PHILIPPINES -- (2.5%)
COMMON STOCKS -- (2.5%)
  Philippine Long Distance Telephone Co.                                         347,030         9,389,585               0.7%
  Other Securities                                                                              25,113,621               1.8%
                                                                                           ---------------   ---------------
TOTAL -- PHILIPPINES
  (Cost $41,776,760)                                                                            34,503,206               2.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
POLAND -- (2.4%)
COMMON STOCKS -- (2.4%)
  Other Securities                                                                         $    33,858,709               2.4%
                                                                                           ---------------   ---------------
TOTAL -- POLAND
  (Cost $20,586,160)                                                                            33,858,709               2.4%
                                                                                           ---------------   ---------------
ARGENTINA -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities
    (Cost $24,666,515)                                                                          22,896,165               1.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
    (Cost $256,447)                                                                                261,567               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ARGENTINA
  (Cost $24,922,962)                                                                            23,157,732               1.6%
                                                                                           ---------------   ---------------
INDIA -- (1.5%)
COMMON STOCKS -- (1.5%)
  Other Securities                                                                              20,818,618               1.5%
                                                                                           ---------------   ---------------
TOTAL -- INDIA
  (Cost $20,211,656)                                                                            20,818,618               1.5%
                                                                                           ---------------   ---------------
CZECH REPUBLIC -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                               8,904,597               0.6%
                                                                                           ---------------   ---------------
TOTAL -- CZECH REPUBLIC
  (Cost $6,006,278)                                                                              8,904,597               0.6%
                                                                                           ---------------   ---------------

                                                                                                FACE
                                                                                               AMOUNT
                                                                                               ------
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $5,486,000 FNMA Notes 2.95%, 11/14/07, valued
    at $5,479,143) to be repurchased at $5,398,433 (Cost $5,398,000)     $         5,398         5,398,000               0.4%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $981,452,218)                                                                      $ 1,387,657,554              98.8%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKETS SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

ASSETS:
Investments at Value                                                            $   1,387,658
Cash                                                                                       15
Receivables:
   Investment Securities Sold                                                          15,037
   Dividends and Interest                                                               5,947
   Fund Shares Sold                                                                       773
Prepaid Expenses and Other Assets                                                           6
                                                                                -------------
      Total Assets                                                                  1,409,436
                                                                                -------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                                      1,089
   Fund Shares Redeemed                                                                     1
   Due to Advisor                                                                         115
Deferred Thailand Capital Gains Tax                                                     3,562
Accrued Expenses and Other Liabilities                                                    236
                                                                                -------------
      Total Liabilities                                                                 5,003
                                                                                -------------
NET ASSETS                                                                      $   1,404,433
                                                                                =============
Investments at Cost                                                             $     981,452
                                                                                =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKETS SERIES

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $2,719)                          $      25,129
   Interest                                                                               121
                                                                                -------------
          Total Investment Income                                                      25,250
                                                                                -------------

EXPENSES
   Investment Advisory Services                                                           657
   Accounting & Transfer Agent Fees                                                       407
   Custodian Fees                                                                         713
   Legal Fees                                                                               4
   Audit Fees                                                                               5
   Shareholders' Reports                                                                    6
   Trustees' Fees and Expenses                                                              5
   Other                                                                                   22
                                                                                -------------
          Total Expenses                                                                1,819
                                                                                -------------
   NET INVESTMENT INCOME (LOSS)                                                        23,431
                                                                                -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                               9,968
   Net Realized Gain (Loss) on Foreign Currency Transactions                             (877)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                       61,977
      Translation of Foreign Currency Denominated Amounts                                 (25)
   Deferred Thailand Capital Gains Tax                                                    114
                                                                                -------------
   NET GAIN (LOSS)                                                                     71,157
                                                                                -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $      94,588
                                                                                =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKETS SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                 SIX MONTHS         YEAR
                                                                                    ENDED           ENDED
                                                                                   MAY 31,         NOV. 30,
                                                                                    2005            2004
                                                                                -------------    ------------
                                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                 $      23,431    $     22,194
   Net Realized Gain (Loss) on Investment Securities Sold                               9,968              84
   Net Realized Gain (Loss) on Foreign Currency Transactions                             (877)         (1,491)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                       61,977         245,707
      Translation of Foreign Currency Denominated Amounts                                 (25)             61
   Deferred Thailand Capital Gains Tax                                                    114            (985)
                                                                                -------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations              94,588         265,570
                                                                                -------------    ------------
Transactions in Interest:
   Contributions                                                                      181,980         377,916
   Withdrawals                                                                        (32,397)        (90,785)
                                                                                -------------    ------------
          Net Increase from Transactions in Interest                                  149,583         287,131
                                                                                -------------    ------------
          Total Increase (Decrease)                                                   244,171         552,701

NET ASSETS
   Beginning of Period                                                              1,160,262         607,561
                                                                                -------------    ------------
   End of Period                                                                $   1,404,433    $  1,160,262
                                                                                =============    ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS        YEAR           YEAR             YEAR            YEAR           YEAR
                                          ENDED          ENDED          ENDED            ENDED           ENDED          ENDED
                                         MAY 31,        NOV. 30,       NOV. 30,         NOV. 30,        NOV. 30,       NOV. 30,
                                          2005            2004           2003             2002            2001           2000
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
   Period                                      N/A+            N/A+            N/A+            N/A+            N/A+            N/A+
                                      ------------   -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                 --              --              --              --              --              --
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                 --              --              --              --              --              --
                                      ------------   -------------   -------------   -------------   -------------   -------------
      Total from Investment
        Operations                              --              --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        --              --              --              --              --              --
   Net Realized Gains                           --              --              --              --              --              --
                                      ------------   -------------   -------------   -------------   -------------   -------------
      Total Distributions                       --              --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 N/A+            N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                  8.09%#         35.47%          39.67%           2.10%          (8.54)%        (22.30)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands) $  1,404,433   $   1,160,262   $     607,561   $     343,193   $     307,720   $     296,726
Ratio of Expenses to Average
   Net Assets                                 0.28%*          0.31%           0.34%           0.34%           0.46%           0.46%
Ratio of Net Investment Income to
   Average Net Assets                         3.58%*          2.63%           2.23%           1.64%           1.94%           1.33%
Portfolio Turnover Rate                          2%#             2%              1%              8%              6%             12%

----------
*     Annualized
#     Non-annualized
N/A+ Not applicable as The Emerging Markets Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKETS SERIES

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Emerging Markets Series (the "Series") is presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $20,595.

      4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

      The Series' investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Series accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

      Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

      For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

              Purchases                                          $   183,827
              Sales                                                   32,326

      There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

      E.  FEDERAL INCOME TAX:

      No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or loses have been deemed to have been "passed through" to its partners.

      At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                  NET
                                                                               UNREALIZED
                                    FEDERAL     UNREALIZED     UNREALIZED     APPRECIATION/
                                    TAX COST   APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
                                   ----------  ------------  --------------  --------------
                                   $  982,065  $    469,044  $      (63,451) $      405,593

F. FINANCIAL INSTRUMENTS:

      In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

      2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Series under the discretionary line of credit during the six months ended May 31, 2005.

      The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each series is individually, and not jointly liable for it's particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2005.

H.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                 BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

      Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreement.

      At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

      When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

      In considering the performance of the Fund, the Board analyzed the Lipper reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

      When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

      The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

      The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

      After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

================================================================================

                        Dimensional Investment Group Inc.
                        Tax-Managed U.S. Marketwide Value
                                  Portfolio II


                               SEMI-ANNUAL REPORT


                          Six Months Ended May 31, 2005
                                   (Unaudited)

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                         PAGE
                                                                                         ----
DIMENSIONAL INVESTMENT GROUP INC.
      Disclosure of Fund Expenses                                                           1
      Disclosure of Portfolio Holdings                                                      2
      Statement of Assets and Liabilities                                                   3
      Statement of Operations                                                               4
      Statements of Changes in Net Assets                                                   5
      Financial Highlights                                                                  6
      Notes to Financial Statements                                                         7

THE DFA INVESTMENT TRUST COMPANY -- THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
      Disclosure of Fund Expenses                                                          10
      Disclosure of Portfolio Holdings                                                     11
      Summary Schedule of Portfolio Holdings                                               12
      Statement of Assets and Liabilities                                                  15
      Statement of Operations                                                              16
      Statements of Changes in Net Assets                                                  17
      Financial Highlights                                                                 18
      Notes to Financial Statements                                                        19

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                22

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                                            23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                           DISCLOSURE OF FUND EXPENSES

                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                      BEGINNING        ENDING                        EXPENSES
                                                       ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                                        VALUE          VALUE         EXPENSE          DURING
                                                       12/01/04       5/31/05         RATIO           PERIOD*
                                                     ------------   ------------   ------------    ------------
Actual Fund Return                                   $   1,000.00   $   1,043.90           0.27%   $       1.38
Hypothetical 5% Annual Return                        $   1,000.00   $   1,023.65           0.27%   $       1.36

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, mutiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                        DISCLOSURE OF PORTFOLIO HOLDINGS

                                   (UNAUDITED)

      The SEC has adopted the requirements that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust
   Company (Cost $437,827) at Value+                                                         $     598,723
Receivable for Fund Shares Sold                                                                        439
Prepaid Expenses and Other Assets                                                                        2
                                                                                             -------------
      Total Assets                                                                                 599,164
                                                                                             -------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                                                     347
   Fund Shares Redeemed                                                                                 92
Accrued Expenses and Other Liabilities                                                                  38
                                                                                             -------------
      Total Liabilities                                                                                477
                                                                                             -------------
NET ASSETS                                                                                   $     598,687
                                                                                             =============

SHARES OUTSTANDING, $0.01 PAR VALUE
   (Authorized 200,000,000 Shares)                                                              43,707,831
                                                                                             =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                     $       13.70
                                                                                             =============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                                 $       4,347
   Interest                                                                                             73
   Income from Securities Lending                                                                       39
   Expenses Allocated from Master Funds                                                               (668)
                                                                                             -------------
          Total Investment Income                                                                    3,791
                                                                                             -------------

EXPENSES
   Accounting & Transfer Agent Fees                                                                     18
   Legal Fees                                                                                            7
   Audit Fees                                                                                            2
   Filing Fees                                                                                          14
   Shareholders' Reports                                                                                20
   Directors' Fees and Expenses                                                                          2
   Other                                                                                                 2
                                                                                             -------------
          Total Expenses                                                                                65
                                                                                             -------------
   NET INVESTMENT INCOME (LOSS)                                                                      3,726
                                                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                                            5,524
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                        14,700
                                                                                             -------------

   NET GAIN (LOSS)                                                                                  20,224
                                                                                             -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $      23,950
                                                                                             =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                SIX MONTHS        YEAR
                                                                                   ENDED          ENDED
                                                                                  MAY 31,        NOV. 30,
                                                                                   2005            2004
                                                                               ------------    ------------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $      3,726    $      4,529
   Net Realized Gain (Loss) on Investment Securities Sold                             5,524             545
   Change in Unrealized Appreciation (Depreciation) of Investment Securities         14,700          71,953
                                                                               ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations            23,950          77,027
                                                                               ------------    ------------
Distributions From:
   Net Investment Income                                                             (3,082)         (4,155)
                                                                               ------------    ------------
          Total Distributions                                                        (3,082)         (4,155)
                                                                               ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                     89,094         136,094
   Shares Issued in Lieu of Cash Distributions                                        3,082           4,155
   Shares Redeemed                                                                  (19,504)        (36,232)
                                                                               ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                    72,672         104,017
                                                                               ------------    ------------
          Total Increase (Decrease)                                                  93,540         176,889

NET ASSETS
   Beginning of Period                                                              505,147         328,258
                                                                               ------------    ------------
   End of Period                                                               $    598,687    $    505,147
                                                                               ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                     6,648          11,326
    Shares Issued in Lieu of Cash Distributions                                         228             352
    Shares Redeemed                                                                  (1,447)         (3,038)
                                                                               ------------    ------------
                                                                                      5,429           8,640
                                                                               ============    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS         YEAR            YEAR            YEAR            YEAR            YEAR
                                         ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                         MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                          2005             2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value,
 Beginning of Period                   $     13.20     $     11.08     $      9.06     $     11.46     $     10.74     $     10.68
                                       -----------     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income (Loss)                 0.09            0.13            0.05            0.04            0.10            0.17
 Net Gains (Losses) on Securities
   (Realized and Unrealized)                  0.49            2.12            2.01           (2.34)           0.77            0.12
                                       -----------     -----------     -----------     -----------     -----------     -----------

   Total from Investment Operations           0.58            2.25            2.06           (2.30)           0.87            0.29
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Net Investment Income                       (0.08)          (0.13)          (0.04)          (0.10)          (0.15)          (0.09)
 Net Realized Gains                             --              --              --              --              --           (0.14)
                                       -----------     -----------     -----------     -----------     -----------     -----------
   Total Distributions                       (0.08)          (0.13)          (0.04)          (0.10)          (0.15)          (0.23)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $     13.70     $     13.20     $     11.08     $      9.06     $     11.46     $     10.74
==================================================================================================================================
Total Return                                  4.39%#         20.41%          22.91%         (20.26)%          8.17%           2.83%
----------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period
 (thousands)                           $   598,687     $   505,147     $   328,258     $   195,330     $   116,355     $    54,476
Ratio of Expenses to Average Net
 Assets (1)                                   0.27%*          0.28%           0.30%           0.30%           0.34%           0.44%
Ratio of Net Investment Income to
 Average Net Assets                           1.35%*          1.11%           0.57%           0.57%           1.10%           1.78%
Portfolio Turnover Rate of Master
 Fund Series                                     7%#             5%              6%             15%             11%             39%

*    Annualized
#    Non-annualized
(1) Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 30% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $8,656.

      3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

      The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                    ORDINARY INCOME
                     AND SHORT-TERM     LONG-TERM
                     CAPITAL GAINS     CAPITAL GAIN      TOTAL
                    ---------------    ------------   ----------
      2004          $         4,155              --   $    4,155
      2003                      932              --          932

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                        UNDISTRIBUTED         CAPITAL          EARNINGS
                        NET INVESTMENT          LOSS         (ACCUMULATED
                            INCOME         CARRYFORWARDS        LOSSES)
                        --------------     -------------     -------------
                        $        1,634     $     (47,217)    $     (45,583)

      For federal income tax purposes the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                      EXPIRES ON NOVEMBER 30,
                        -----------------------------------------------
                          2008         2009        2010         2011         TOTAL
                        ---------   ---------   -----------   ---------   -----------
                        $   2,413   $   1,364   $    36,758   $   6,682   $    47,217

      At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                    NET
                                                                 UNREALIZED
               FEDERAL        UNREALIZED       UNREALIZED      APPRECIATION/
              TAX COST       APPRECIATION     DEPRECIATION     (DEPRECIATION)
             -----------    -------------    -------------    ---------------
             $   437,935    $     164,729    $      (3,941)   $       160,788

E.  COMPONENTS OF NET ASSETS:

      At May 31, 2005, net assets consisted of (amounts in thousands):

                           ACCUMULATED       ACCUMULATED       UNREALIZED
                               NET          NET REALIZED      APPRECIATION
                           INVESTMENT        GAIN (LOSS)      (DEPRECIATION)
            PAID-IN          INCOME         OF INVESTMENT     OF INVESTMENT       TOTAL NET
            CAPITAL          (LOSS)          SECURITIES        SECURITIES          ASSETS
          ------------    -------------    --------------    ---------------    -------------
          $    477,321    $       2,273    $      (41,803)   $       160,896    $     598,687

F.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the discretionary line of credit with the domestic custodian bank during the six months ended May 31, 2005.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2005.

G.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                           DISCLOSURE OF FUND EXPENSES

                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                     BEGINNING        ENDING                    EXPENSES
                                      ACCOUNT        ACCOUNT      ANNUALIZED      PAID
                                       VALUE          VALUE        EXPENSE       DURING
                                      12/01/04       5/31/05        RATIO        PERIOD*
                                    ------------   -----------   -----------   -----------
Actual Fund Return                  $   1,000.00   $  1,044.50          0.24%  $      1.22
Hypothtical 5% Annual Return        $   1,000.00   $  1,023.80          0.24%  $      1.21

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

      The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

      The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR withing ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                                               27.5%
Consumer Discretionary                                                   20.8
Energy                                                                   12.1
Industrials                                                              10.5
Information Technology                                                    8.7
Materials                                                                 6.0
Telecommunication Services                                                5.4
Health Care                                                               4.4
Consumer Staples                                                          4.2
Utilities                                                                 0.4
                                                                        -----
                                                                        100.0%
                                                                        =====

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (96.9%)
Financials -- (26.7%)
  Allstate Corp.                                                                 613,600    $    35,711,520                1.8%
  Bear Stearns Companies, Inc.                                                   115,222         11,411,587                0.6%
  Chubb Corp.                                                                    180,500         15,203,515                0.8%
  Countrywide Financial Corp.                                                    462,798         17,202,202                0.9%
  Hartford Financial Services Group, Inc.                                        281,700         21,068,343                1.1%
  JPMorgan Chase & Co.                                                         1,593,648         56,972,916                2.8%
  Loews Corp.                                                                    181,500         13,666,950                0.7%
  Manulife Financial Corp.                                                       284,353         13,066,020                0.7%
  Merrill Lynch & Co., Inc.                                                      189,200         10,265,992                0.5%
  MetLife, Inc.                                                                  759,500         33,873,700                1.7%
  Principal Financial Group, Inc.                                                308,100         12,290,109                0.6%
  Prudential Financial, Inc.                                                     517,500         32,762,925                1.6%
  The St. Paul Travelers Companies, Inc.                                         637,800         24,159,864                1.2%
  Washington Mutual, Inc.                                                        650,900         26,882,170                1.3%
  Other Securities                                                                              225,083,808               10.9%
                                                                                            ---------------    ---------------
Total Financials
  (Cost $415,724,285)                                                                           549,621,621               27.2%
                                                                                            ---------------    ---------------
Consumer Discretionary -- (20.2%)
  Clear Channel Communications, Inc.                                             480,400         14,042,092                0.7%
* Comcast Corp. Class A                                                          637,624         20,531,493                1.0%
* Comcast Corp. Special Class A Non-Voting                                       322,500         10,203,900                0.5%
  Disney (Walt) Co.                                                              569,300         15,621,592                0.8%
  Federated Department Stores, Inc.                                              171,600         11,574,420                0.6%
  Ford Motor Co.                                                               1,362,440         13,597,151                0.7%
# General Motors Corp.                                                           318,700         10,048,611                0.5%
* Liberty Media Corp. Class A                                                  1,307,600         13,585,964                0.7%
  Penney (J.C.) Co., Inc.                                                        235,200         11,703,552                0.6%
  Pulte Homes, Inc.                                                              141,022         10,781,132                0.5%
* Time Warner, Inc.                                                            1,542,800         26,844,720                1.3%
  Tribune Co.                                                                    321,500         11,631,870                0.6%
  Viacom, Inc. Class B                                                         1,448,200         49,658,778                2.5%
  Other Securities                                                                              196,315,128                9.6%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
  (Cost $340,617,339)                                                                           416,140,403               20.6%
                                                                                            ---------------    ---------------
Energy -- (11.7%)
  Anadarko Petroleum Corp.                                                       237,634         17,988,894                0.9%
  Apache Corp.                                                                   247,346         14,534,051                0.7%
  Burlington Resources, Inc.                                                     321,400         16,288,552                0.8%
  ConocoPhillips                                                                 627,694         67,690,521                3.4%
# Kerr-McGee Corp.                                                               139,090         10,273,187                0.5%
  Marathon Oil Corp.                                                             289,900         14,057,251                0.7%
  Valero Energy Corp.                                                            216,400         14,849,368                0.7%
  Other Securities                                                                               85,477,888                4.2%
                                                                                            ---------------    ---------------
Total Energy
  (Cost $140,357,768)                                                                           241,159,712               11.9%
                                                                                            ---------------    ---------------
Industrials -- (10.2%)
  Burlington Northern Santa Fe Corp.                                             311,900         15,414,098                0.8%
  Cendant Corp.                                                                  978,379         20,751,419                1.0%
  Norfolk Southern Corp.                                                         428,600         13,680,912                0.7%

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
  Northrop Grumman Corp.                                                         243,724    $    13,580,301                0.7%
  Raytheon Co.                                                                   403,000         15,781,480                0.8%
  Southwest Airlines Co.                                                         736,600         10,717,530                0.6%
  Union Pacific Corp.                                                            251,400         16,833,744                0.9%
  Other Securities                                                                              102,587,486                4.9%
                                                                                            ---------------    ---------------
Total Industrials
  (Cost $136,644,525)                                                                           209,346,970               10.4%
                                                                                            ---------------    ---------------
Information Technology -- (8.5%)
* Apple Computer, Inc.                                                           292,000         11,595,320                0.6%
  Hewlett-Packard Co.                                                          2,267,400         51,039,174                2.5%
  Other Securities                                                                              111,861,050                5.5%
                                                                                            ---------------    ---------------
Total Information Technology
  (Cost $126,680,241)                                                                           174,495,544                8.6%
                                                                                            ---------------    ---------------
Materials -- (5.8%)
  International Paper Co.                                                        303,312          9,769,680                0.5%
  Weyerhaeuser Co.                                                               231,500         14,850,725                0.7%
  Other Securities                                                                               94,553,068                4.7%
                                                                                            ---------------    ---------------
Total Materials
  (Cost $87,434,500)                                                                            119,173,473                5.9%
                                                                                            ---------------    ---------------
Telecommunication Services -- (5.2%)
  SBC Communications, Inc.                                                     2,459,600         57,505,448                2.8%
  Sprint Corp.                                                                   875,888         20,749,787                1.0%
  Other Securities                                                                               28,919,687                1.5%
                                                                                            ---------------    ---------------
Total Telecommunication Services
  (Cost $101,183,276)                                                                           107,174,922                5.3%
                                                                                            ---------------    ---------------
Health Care -- (4.2%)
  Aetna, Inc.                                                                    183,800         14,338,238                0.7%
  Other Securities                                                                               73,308,344                3.7%
                                                                                            ---------------    ---------------
Total Health Care
  (Cost $46,544,475)                                                                             87,646,582                4.4%
                                                                                            ---------------    ---------------
Consumer Staples -- (4.1%)
  Archer-Daniels-Midland Co.                                                     657,865         13,058,620                0.7%
  Kraft Foods, Inc.                                                              507,200         16,453,568                0.8%
  Other Securities                                                                               55,562,145                2.7%
                                                                                            ---------------    ---------------
Total Consumer Staples
  (Cost $67,241,213)                                                                             85,074,333                4.2%
                                                                                            ---------------    ---------------
Utilities -- (0.3%)
Total Utilities
  (Cost $2,958,188)                                                                               7,137,775                0.4%
                                                                                            ---------------    ---------------
Real Estate Investment Trusts -- (0.0%)
Total Real Estate Investment Trusts
  (Cost $14,972)                                                                                    101,900                0.0%
                                                                                            ---------------    ---------------
Other -- (0.0%)
Total Other
  (Cost $0)                                                                                             886                0.0%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $1,465,400,782)                                                                       1,997,074,121               98.9%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                                     VALUE+    OF NET ASSETS**
                                                                                                     ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
TOTAL RIGHTS/WARRANTS
  (Cost $49,691)                                                                            $        21,278                0.0%
                                                                                            ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (3.1%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.94%, 06/01/05
    (Collateralized by $77,415,000 U.S. STRIPS 6.125%, 11/15/27,
    valued at $27,815,984) to be repurchased at $27,272,582
    (Cost $27,270,355)                                                   $        27,270         27,270,355                1.3%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $36,556,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $36,601,695) to be repurchased at $36,062,895
    (Cost $36,060,000)                                                            36,060         36,060,000                1.8%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $63,330,355)                                                                             63,330,355                3.1%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,528,780,828)                                                                     $ 2,060,425,754              102.0%
                                                                                            ===============    ===============

----------
 +    See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *    Non-Income Producing Securities.
 #    Total or Partial Securities on Loan.
 ^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $26,163 of securities on loan)                      $     2,060,426
Receivables:
   Investment Securities Sold                                                                 7,965
   Dividends and Interest                                                                     2,495
   Securities Lending Income                                                                     39
   Fund Shares Sold                                                                           1,273
Prepaid Expenses and Other Assets                                                                11
                                                                                    ---------------
      Total Assets                                                                        2,072,209
                                                                                    ---------------

LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                          27,270
   Investment Securities Purchased                                                           24,244
   Due to Advisor                                                                               327
Accrued Expenses and Other Liabilities                                                          129
                                                                                    ---------------
      Total Liabilities                                                                      51,970
                                                                                    ---------------
NET ASSETS                                                                          $     2,020,239
                                                                                    ===============

Investments at Cost                                                                 $     1,528,781
                                                                                    ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                        $     14,650
   Interest                                                                                  247
   Income from Securities Lending                                                            132
                                                                                    ------------
          Total Investment Income                                                         15,029
                                                                                    ------------

EXPENSES
   Investment Advisory Services                                                            1,861
   Accounting & Transfer Agent Fees                                                          261
   Custodian Fees                                                                             88
   Legal Fees                                                                                  4
   Audit Fees                                                                                  8
   Shareholders' Reports                                                                      15
   Trustees' Fees and Expenses                                                                 7
   Other                                                                                       8
                                                                                    ------------
          Total Expenses                                                                   2,252
                                                                                    ------------
   NET INVESTMENT INCOME (LOSS)                                                           12,777
                                                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                                 17,987
   Change in Unrealized Appreciation (Depreciation) of Investment Securities              49,089
                                                                                    ------------

   NET GAIN (LOSS)                                                                        67,076
                                                                                    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $     79,853
                                                                                    ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                     SIX MONTHS         YEAR
                                                                                        ENDED           ENDED
                                                                                       MAY 31,         NOV. 30,
                                                                                        2005            2004
                                                                                    ------------    -------------
                                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                     $     12,777    $      15,669
   Net Realized Gain (Loss) on Investment Securities Sold                                 17,987            1,597
   Change in Unrealized Appreciation (Depreciation) of Investment Securities              49,089          241,813
                                                                                    ------------    -------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                 79,853          259,079
                                                                                    ------------    -------------
Transactions in Interest:
   Contributions                                                                         240,957          386,040
   Withdrawals                                                                            (3,184)         (27,739)
                                                                                    ------------    -------------
          Net Increase from Transactions in Interest                                     237,773          358,301
                                                                                    ------------    -------------
          Total Increase (Decrease)                                                      317,626          617,380

NET ASSETS
   Beginning of Period                                                                 1,702,613        1,085,233
                                                                                    ------------    -------------
   End of Period                                                                    $  2,020,239    $   1,702,613
                                                                                    ============    =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS         YEAR           YEAR          YEAR          YEAR         YEAR
                                            ENDED            ENDED          ENDED         ENDED         ENDED        ENDED
                                           MAY 31,          NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                            2005              2004           2003          2002          2001         2000
----------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value,
   Beginning of Period                             N/A             N/A            N/A          N/A           N/A         N/A
                                         -------------   -------------   ------------   ----------   -----------   ---------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income (Loss)                     --              --             --           --            --          --
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                     --              --             --           --            --          --
                                         -------------   -------------   ------------   ----------   -----------   ---------
      Total from Investment
         Operations                                 --              --             --           --            --          --
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            --              --             --           --            --          --
   Net Realized Gains                               --              --             --           --            --          --
                                         -------------   -------------   ------------   ----------   -----------   ---------
      Total Distributions                          N/A             N/A            N/A          N/A           N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     N/A             N/A            N/A          N/A           N/A         N/A
============================================================================================================================
Total Return                                      4.45%#         20.49%         22.88%      (20.25)%        8.30%       3.07%
----------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period
   (thousands)                           $  2,020,239    $   1,702,613   $  1,085,233   $  674,358   $   690,795   $  314,021
Ratio of Expenses to Average
   Net Assets                                     0.24%*          0.25%          0.25%        0.25%         0.25%       0.26%
Ratio of Net Investment Income to
   Average Net Assets                             1.38%*          1.14%          0.61%        0.61%         1.17%       1.98%
Portfolio Turnover Rate                              7%#             5%             6%          15%           11%         39%

*   Annualized
#   Non-annualized
N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $29,098.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

      Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

      For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

         Purchases                                 $     359,133
         Sales                                           123,276

      There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

E.  FEDERAL INCOME TAX:

      No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its partners.

      At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                              NET
                                                           UNREALIZED
            FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION/
            TAX COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
          ------------  --------------  --------------  ----------------
          $  1,529,505   $     583,575   $     (52,655)  $       530,920

F.  FINANCIAL INSTRUMENTS:

      In accordance with the Series investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentration of credit and market risk. The instrument and its significant corresponding risks are described below:

      REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

G.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the line of credit by the Series during the six months ended May 31, 2005.

      The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each series is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2005.

H.  SECURITIES LENDING:

      As of May 31, 2005, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

      The cash collateral received by the Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

      The Series paid fees for securities lending for the six month period ended May 31, 2005, which have been netted against the Income from Securities Lending on the Statements of Operations. For the six months ended May 31, 2005 the fees were approximately $33,000.

I.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                 BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

      Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreement.

      At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

      When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

      In considering the performance of the Fund, the Board analyzed the Lipper reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the Fund. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of the Fund. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

      When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fee paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer group and the industry at large.

      The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

      The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

      After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

================================================================================

                        Dimensional Investment Group Inc.

                      DFA International Value Portfolio II


                               Semi-Annual Report


                          Six Months Ended May 31, 2005
                                   (Unaudited)

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                            ------
DIMENSIONAL INVESTMENT GROUP INC.
      Disclosure of Fund Expenses                                                1
      Disclosure of Portfolio Holdings                                           2
      Statement of Assets and Liabilities                                        3
      Statement of Operations                                                    4
      Statements of Changes in Net Assets                                        5
      Financial Highlights                                                       6
      Notes to Financial Statements                                              7

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
      Disclosure of Fund Expenses                                               10
      Disclosure of Portfolio Holdings                                          11
      Summary Schedule of Portfolio Holdings                                    12
      Statement of Assets and Liabilities                                       17
      Statement of Operations                                                   18
      Statements of Changes in Net Assets                                       19
      Financial Highlights                                                      20
      Notes to Financial Statements                                             21

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                     26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                                 27

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                  BEGINNING       ENDING                        EXPENSES
                                                   ACCOUNT        ACCOUNT      ANNUALIZED         PAID
                                                    VALUE          VALUE         EXPENSE         DURING
                                                  12/01/04       05/31/05         RATIO          PERIOD*
                                                ------------   ------------   ------------    ------------
Actual Fund Return                              $   1,000.00   $   1,022.70           0.32%   $       1.61
Hypothetical 5% Annual Return                   $   1,000.00   $   1,023.40           0.32%   $       1.61

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Investment Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirements. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                     100.0%
                                                                         -----
                                                                         100.0%
                                                                         =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The
  DFA Investment Trust Company (16,634,209 Shares, Cost
  $218,688) at Value+                                               $    260,492
Receivable for Fund Shares Sold                                              782
                                                                    ------------
      Total Assets                                                       261,274
                                                                    ------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                            782
  Due to Advisor                                                               2
Accrued Expenses and Other Liabilities                                        23
                                                                    ------------
      Total Liabilities                                                      807
                                                                    ------------
NET ASSETS                                                          $    260,467
                                                                    ============

SHARES OUTSTANDING, $0.01 PAR VALUE
  (Authorized 200,000,000 Shares)                                     17,507,049
                                                                    ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $      14.88
                                                                    ============

----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company                                                   $      1,837
                                                                    ------------
EXPENSES
  Administrative Services                                                     12
  Accounting & Transfer Agent Fees                                             3
  Legal Fees                                                                   3
  Audit Fees                                                                   1
  Filing Fees                                                                 22
  Shareholders' Reports                                                       15
  Directors' Fees and Expenses                                                 1
                                                                    ------------
          Total Expenses                                                      57
                                                                    ------------
  NET INVESTMENT INCOME (LOSS)                                             1,780
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from The DFA
    Investment Trust Company                                               7,419
  Net Realized Gain (Loss) on Investment Securities Sold                    (395)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                 (6,180)
                                                                    ------------

  NET GAIN (LOSS)                                                            844
                                                                    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $      2,624
                                                                    ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS        YEAR
                                                                       ENDED          ENDED
                                                                       MAY 31,       NOV. 30,
                                                                        2005           2004
                                                                    ------------   ------------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                     $      1,780   $      2,420
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                              7,419             --
   Net Realized Gain (Loss) on Investment Securities Sold                   (395)          (683)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                (6,180)        31,796
                                                                    ------------   ------------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations                                      2,624         33,533
                                                                    ------------   ------------
Distributions From:
   Net Investment Income                                                  (1,767)        (3,547)
   Net Short-Term Gains                                                     (206)          (129)
   Net Long-Term Gains                                                        --            (41)
                                                                    ------------   ------------
          Total Distributions                                             (1,973)        (3,717)
                                                                    ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                          79,874        115,384
   Shares Issued in Lieu of Cash Distributions                             1,973          3,717
   Shares Redeemed                                                       (11,207)       (28,961)
                                                                    ------------   ------------
          Net Increase (Decrease) from Capital Share Transactions         70,640         90,140
                                                                    ------------   ------------
          Total Increase (Decrease)                                       71,291        119,956

NET ASSETS
   Beginning of Period                                                   189,176         69,220
                                                                    ------------   ------------
   End of Period                                                    $    260,467   $    189,176
                                                                    ============   ============
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                          5,236          8,904
    Shares Issued in Lieu of Cash Distributions                              132            298
    Shares Redeemed                                                         (742)        (2,317)
                                                                    ------------   ------------
                                                                           4,626          6,885
                                                                    ============   ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS       YEAR            YEAR           YEAR           YEAR          YEAR
                                            ENDED          ENDED           ENDED          ENDED          ENDED         ENDED
                                           MAY 31,        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                            2005            2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period     $     14.69     $     11.54    $      8.69    $      9.88    $     12.10    $     12.65
                                         -----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                 0.14            0.25           0.18           0.22           0.24           0.23
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                 0.19            3.37           2.87          (0.74)         (1.43)         (0.32)
                                         -----------     -----------    -----------    -----------    -----------    -----------
      Total from Investment Operations          0.33            3.62           3.05          (0.52)         (1.19)         (0.09)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       (0.14)          (0.44)         (0.20)         (0.24)         (0.24)         (0.25)
   Net Realized Gains                             --           (0.03)            --          (0.43)         (0.79)         (0.21)
                                         -----------     -----------    -----------    -----------    -----------    -----------
      Total Distributions                      (0.14)          (0.47)         (0.20)         (0.67)         (1.03)         (0.46)
                                         -----------     -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period           $     14.88     $     14.69    $     11.54    $      8.69    $      9.88    $     12.10
================================================================================================================================
Total Return                                    2.27%#         32.11%         35.98%         (5.62)%       (10.94)%        (0.80)%
--------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)    $   260,467     $   189,176    $    69,220    $    37,576    $    36,107    $    42,435
Ratio of Expenses to Average Net
   Assets (1)                                   0.32%*          0.37%          0.40%          0.45%          0.51%          0.53%
Ratio of Net Investment Income to
   Average Net Assets                           1.52%*          1.98%          2.41%          2.45%          2.17%          1.87%
Portfolio Turnover Rate of Master
   Fund Series                                     5%#            15%            14%            18%             6%             9%

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the DFA International Value Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $3,575.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

     Pursuant to a Fee Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less that 0.75% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, there were no fees subject to future reimbursement to the Advisor.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                               ORDINARY
                              INCOME AND
                              SHORT-TERM         LONG-TERM         RETURN OF
                             CAPITAL GAINS     CAPITAL GAINS        CAPITAL           TOTAL
                            ---------------   ---------------   ---------------   ---------------
     2004                   $         3,657   $            41   $            19   $         3,717
     2003                               856                --                --               856

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, there were no distributable earnings in the Portfolio.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                       NET
                                                                                    UNREALIZED
                                FEDERAL         UNREALIZED        UNREALIZED       APPRECIATION/
                               TAX COST        APPRECIATION      DEPRECIATION     (DEPRECIATION)
                            ---------------   ---------------   ---------------   ---------------
                            $       230,584   $        41,804   $       (11,896)  $        29,908

E. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                ACCUMULATED       UNREALIZED
                                               NET REALIZED      APPRECIATION
                              ACCUMULATED     GAIN (LOSS) OF   (DEPRECIATION) OF
                            NET INVESTMENT      INVESTMENT        INVESTMENT       TOTAL NET
          PAID-IN CAPITAL    INCOME (LOSS)      SECURITIES        SECURITIES         ASSETS
          ---------------   ---------------   --------------   -----------------   ----------
          $       223,302   $            11   $       (4,650)  $          41,804   $  260,467

F. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the six months ended May 31, 2005.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                     BEGINNING        ENDING                        EXPENSES
                                                      ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                                       VALUE          VALUE         EXPENSE          DURING
                                                      12/01/04       05/31/05        RATIO          PERIOD*
                                                    ------------   ------------   ------------    ------------
Actual Fund Return                                  $   1,000.00   $   1,023.10           0.27%   $       1.36
Hypothetical 5% Annual Return                       $   1,000.00   $   1,023.65           0.27%   $       1.36

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                                                          36.4%
Consumer Discretionary                                                              17.8
Materials                                                                           12.6
Industrials                                                                         11.4
Telecommunication Services                                                           6.9
Consumer Staples                                                                     4.4
Utilities                                                                            3.5
Energy                                                                               2.9
Information Technology                                                               2.2
Health Care                                                                          1.2
Other                                                                                0.4
REITS                                                                                0.3
                                                                                   -----
                                                                                   100.0%
                                                                                   =====

                       THE DFA INTERNATIONAL VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.5%)
  Anglo America P.L.C.                                                         2,159,787   $    51,459,160                1.5%
  Aviva P.L.C.                                                                 2,630,567        29,431,339                0.8%
  BAA P.L.C.                                                                   1,632,557        18,467,632                0.5%
  BAE Systems P.L.C.                                                           4,006,840        19,626,679                0.6%
* O2 P.L.C.                                                                    8,760,348        20,295,896                0.6%
  Scottish Power P.L.C.                                                        2,139,658        18,023,688                0.5%
  Vodafone Group P.L.C.                                                       59,364,901       149,452,303                4.3%
  Other Securities                                                                             368,338,325               10.6%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $542,532,199)                                                                          675,095,022               19.4%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pound Sterling
    (Cost $14,769)                                                                                  14,769                0.0%
                                                                                           ---------------    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $542,546,968)                                                                          675,109,791               19.4%
                                                                                           ---------------    ---------------
JAPAN -- (13.9%)
COMMON STOCKS -- (13.7%)
  Fuji Photo Film Co., Ltd.                                                      770,000        23,978,455                0.7%
  Hitachi, Ltd.                                                                4,970,000        29,696,012                0.9%
  Kyocera Corp.                                                                  238,800        18,270,139                0.5%
  Matsushita Electric Industrial Co., Ltd.                                     3,561,135        53,046,962                1.5%
  Millea Holdings, Inc.                                                            2,296        30,391,067                0.9%
  Mitsui Marine & Fire Insurance Co., Ltd.                                     2,138,000        19,431,714                0.6%
  Other Securities                                                                             426,660,276               12.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $581,985,790)                                                                          601,474,625               17.3%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Japanese Yen
    (Cost $8,054,614)                                                                            8,010,462                0.2%
                                                                                           ---------------    ---------------
TOTAL -- JAPAN
  (Cost $590,040,404)                                                                          609,485,087               17.5%
                                                                                           ---------------    ---------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
# AXA                                                                          2,459,139        60,024,211                1.7%
# BNP Paribas SA                                                               1,368,012        91,964,838                2.6%
# Compagnie de Saint-Gobain                                                      455,792        26,216,746                0.8%
# LaFarge SA                                                                     253,511        22,940,260                0.7%
# Renault SA                                                                     317,738        27,183,519                0.8%
# Schneider SA                                                                   318,189        23,394,591                0.7%
# Societe Generale Paris                                                         293,528        28,842,183                0.8%
# Suez (ex Suez Lyonnaise des Eaux)                                              666,220        17,918,894                0.5%
  Other Securities                                                                             146,676,376                4.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $337,331,390)                                                                          445,161,618               12.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $28,587)                                                                                   8,843                0.0%
                                                                                           ---------------    ---------------
TOTAL -- FRANCE
  (Cost $337,359,977)                                                                          445,170,461               12.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
# Bayer AG                                                                       498,853   $    16,751,199                0.5%
# Bayerische Motorenwerke AG                                                     519,011        22,440,762                0.7%
* Bayerische Vereinsbank AG                                                      845,488        20,776,122                0.6%
# DaimlerChrysler AG                                                           1,368,494        55,172,318                1.6%
# Deutsche Bank AG                                                               770,191        59,920,101                1.7%
  Other Securities                                                                              91,308,578                2.6%
                                                                                           ---------------    ---------------
TOTAL -- GERMANY
  (Cost $248,181,818)                                                                          266,369,080                7.7%
                                                                                           ---------------    ---------------
SWITZERLAND -- (5.9%)
COMMON STOCKS -- (5.9%)
  Cie Financiere Richemont AG Series A                                         1,251,000        38,086,850                1.1%
# Credit Swisse Group                                                          1,452,179        58,093,081                1.7%
* Swiss Life AG                                                                  132,137        17,447,146                0.5%
# Swiss Reinsurance Co., Zurich                                                  330,715        20,472,030                0.6%
* Syngenta AG                                                                    165,100        17,067,625                0.5%
* Zurich Financial SVCS AG                                                       152,206        25,283,580                0.7%
  Other Securities                                                                              79,275,452                2.2%
                                                                                           ---------------    ---------------
TOTAL -- SWITZERLAND
  (Cost $188,429,435)                                                                          255,725,764                7.3%
                                                                                           ---------------    ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.4%)
  Commonwealth Bank of Australia                                               1,376,094        38,441,344                1.1%
  National Australia Bank, Ltd.                                                1,823,878        43,291,233                1.3%
  Other Securities                                                                             112,489,086                3.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCK
  (Cost $133,957,352)                                                                          194,221,663                5.6%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Australian Dollar
  (Cost $3,701,213)                                                                              3,698,009                0.1%
                                                                                           ---------------    ---------------
TOTAL -- AUSTRALIA
  (Cost $137,658,565)                                                                          197,919,672                5.7%
                                                                                           ---------------    ---------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  Aegon NV                                                                     2,897,384        37,096,508                1.1%
  ING Groep NV                                                                 2,065,009        57,137,284                1.7%
  Koninklijke KPN NV                                                           2,458,914        19,554,154                0.6%
  Koninklijke Philips Electronics NV                                           1,412,706        36,135,774                1.0%
  Other Securities                                                                              41,643,711                1.1%
                                                                                           ---------------    ---------------
TOTAL -- NETHERLANDS
  (Cost $157,028,179)                                                                          191,567,431                5.5%
                                                                                           ---------------    ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
  Cheung Kong Holdings, Ltd.                                                   2,727,000        24,802,772                0.7%
  Hutchison Whampoa, Ltd.                                                      3,751,000        32,550,877                0.9%
  Other Securities                                                                              68,974,671                2.0%
                                                                                           ---------------    ---------------
TOTAL -- HONG KONG
  (Cost $112,259,789)                                                                          126,328,320                3.6%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Nordic Baltic Holdings AB                                                    2,603,100   $    23,777,113                0.7%
  Volvo AB Series B                                                              443,400        18,127,730                0.5%
  Other Securities                                                                              74,830,983                2.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $88,187,543)                                                                           116,735,826                3.4%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                      343,518                0.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swedish Krona
    (Cost $14,635)                                                                                  14,372                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SWEDEN
  (Cost $88,202,178)                                                                           117,093,716                3.4%
                                                                                           ---------------    ---------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
# Endesa SA, Madrid                                                            1,136,646        24,738,040                0.7%
  Repsol SA                                                                    1,289,224        32,239,985                0.9%
  Other Securities                                                                              56,896,092                1.7%
                                                                                           ---------------    ---------------
TOTAL -- SPAIN
  (Cost $70,367,226)                                                                           113,874,117                3.3%
                                                                                           ---------------    ---------------
ITALY -- (2.3%)
COMMON STOCKS -- (2.3%)
  Capitalia SpA                                                                2,992,113        15,632,746                0.5%
  Other Securities                                                                              82,935,794                2.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $85,190,508)                                                                            98,568,540                2.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       12,086                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ITALY
  (Cost $85,190,508)                                                                            98,580,626                2.8%
                                                                                           ---------------    ---------------
IRELAND -- (1.8%)
COMMON STOCKS -- (1.8%)
  Bank of Ireland P.L.C.                                                       1,181,012        17,929,477                0.5%
  CRH P.L.C.                                                                   1,243,314        31,389,925                0.9%
  Other Securities                                                                              29,584,165                0.9%
                                                                                           ---------------    ---------------
TOTAL -- IRELAND
  (Cost $73,640,064)                                                                            78,903,567                2.3%
                                                                                           ---------------    ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
  Upm-Kymmene Oyj                                                                865,900        16,741,637                0.5%
  Other Securities                                                                              37,734,076                1.1%
                                                                                           ---------------    ---------------
TOTAL -- FINLAND
  (Cost $47,739,726)                                                                            54,475,713                1.6%
                                                                                           ---------------    ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                         $    54,236,557               1.6%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $39,649,089)                                                                            54,236,557               1.6%
                                                                                           ---------------   ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Tele Danmark A.S.                                                              380,150        16,760,739               0.5%
  Other Securities                                                                              34,935,973               1.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
  (Cost $36,729,428)                                                                            51,696,712               1.5%
                                                                                           ---------------   ---------------
NORWAY-- (1.0%)
COMMON STOCKS -- (1.0%)
# Norsk Hydro ASA                                                                287,800        23,325,408               0.7%
  Other Securities                                                                              20,218,113               0.5%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
  (Cost $36,542,042)                                                                            43,543,521               1.2%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                              30,679,923               0.9%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $26,577,243)                                                                            30,679,923               0.9%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                              16,010,272               0.5%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $14,634,454)                                                                            16,010,272               0.5%
                                                                                           ---------------   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              13,561,096               0.4%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
  (Cost $9,708,569)                                                                             13,561,096               0.4%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              12,406,841               0.4%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $8,010,878)                                                                             12,406,841               0.4%
                                                                                           ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
* Euro Currency                                                                                  8,495,382               0.2%
                                                                                           ---------------   ---------------
TOTAL -- EMU
  (Cost $8,683,335)                                                                              8,495,382               0.2%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                                               6,076,634               0.2%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $5,397,217)                                                                              6,076,634               0.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         $             0               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $1,085,853)                                                                                      0               0.0%
                                                                                           ---------------   ---------------

                                                                               FACE
                                                                              AMOUNT
                                                                              ------
                                                                               (000)
TEMPORARY CASH INVESTMENTS -- (20.6%)
^ Repurchase Agreement, Deutsche Bank Securities, Merrill
    Lynch & Mizuho Securities USA 2.96%, 3.07%, and 2.98%,
    respectively, 06/01/05 (Collateralized by $1,247,813,560
    U.S. TIPS 1.875%, 07/15/13 and 3.375%, 01/15/07; U.S. STRIPS,
    rates ranging from 0% to 10.75%, maturities ranging from
    08/15/05 to 02/15/31; GNMA's, rates ranging from 3.75%
    to 5.75%, maturities ranging from 01/20/34 to 05/20/35;
    AID-Israel, rates ranging from 0% to 5.50%, maturities ranging from 11/01/13 to 09/18/23; & U.S. Treasury Notes, rates ranging from 1.125% to 4.75%, maturities ranging from 06/30/05
    to 02/15/15, valued at $915,552,116) to be repurchased
    at $897,667,509 (Cost $897,592,866)                                  $       897,593       897,592,866              25.8%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,763,255,811)                                                                    $ 4,364,903,149             125.6%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $845,639 of securities on loan)   $    4,364,903
Receivables:
  Investment Securities Sold                                                 122
  Dividends, Interest, and Tax Reclaims                                   11,301
  Fund Shares Sold                                                         6,763
  Securities Lending Income                                                1,018
Prepaid Expenses and Other Assets                                             17
                                                                  --------------
      Total Assets                                                     4,384,124
                                                                  --------------

LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                       897,593
  Investment Securities Purchased                                          9,084
  Fund Shares Redeemed                                                       323
  Due to Advisor                                                             575
Loan Payable                                                                 241
Accrued Expenses and Other Liabilities                                       247
                                                                  --------------
      Total Liabilities                                                  908,063
                                                                  --------------
NET ASSETS                                                        $    3,476,061
                                                                  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized)                            221,948,580
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $        15.66
                                                                  ==============
Investments at Cost                                               $    3,763,256
                                                                  ==============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $6,624)             $       59,004
  Interest                                                                   243
  Income from Securities Lending                                           2,820
                                                                  --------------
      Total Investment Income                                             62,067
                                                                  --------------

EXPENSES
  Investment Advisory Services                                             3,260
  Accounting & Transfer Agent Fees                                           655
  Custodian Fees                                                             381
  Legal Fees                                                                   8
  Audit Fees                                                                  12
  Shareholders' Reports                                                       14
  Trustees' Fees and Expenses                                                 10
  Other                                                                       42
                                                                  --------------
      Total Expenses                                                       4,382
                                                                  --------------
  NET INVESTMENT INCOME (LOSS)                                            57,685
                                                                  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                  62,333
  Net Realized Gain (Loss) on Foreign Currency Transactions                  (82)
  Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                         (67,392)
      Translation of Foreign Currency Denominated Amounts                   (654)
                                                                  --------------
  NET GAIN (LOSS)                                                         (5,795)
                                                                  --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $       51,890
                                                                  ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS        YEAR
                                                                        ENDED         ENDED
                                                                       MAY 31,       NOV. 30,
                                                                        2005          2004
                                                                    ------------   ------------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                     $     57,685   $     49,525
   Net Realized Gain (Loss) on Investment Securities
     Sold                                                                 62,333        115,062
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                            (82)          (332)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                          (67,392)       436,284
     Translation of Foreign Currency Denominated Amounts                    (654)           162
                                                                    ------------   ------------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations                                     51,890        600,701
                                                                    ------------   ------------
Distributions From:
   Net Investment Income                                                 (26,491)       (44,310)
   Net Short-Term Gains                                                   (2,493)            --
   Net Long-Term Gains                                                  (104,987)            --
                                                                    ------------   ------------
          Total Distributions                                           (133,971)       (44,310)
                                                                    ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                         664,859        728,312
   Shares Issued in Lieu of Cash Distributions                           131,569         42,852
   Shares Redeemed                                                       (42,329)      (128,290)
                                                                    ------------   ------------
          Net Increase (Decrease) from Capital Share
            Transactions                                                 754,099        642,874
                                                                    ------------   ------------
          Total Increase (Decrease)                                      672,018      1,199,265

NET ASSETS
   Beginning of Period                                                 2,804,043      1,604,778
                                                                    ------------   ------------
   End of Period                                                    $  3,476,061   $  2,804,043
                                                                    ============   ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                         41,322         51,724
    Shares Issued in Lieu of Cash Distributions                            8,398          3,072
    Shares Redeemed                                                       (2,638)        (9,358)
                                                                    ------------   ------------
                                                                          47,082         45,438
                                                                    ============   ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS        YEAR            YEAR            YEAR            YEAR            YEAR
                                     ENDED          ENDED           ENDED           ENDED           ENDED           ENDED
                                    MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                     2005           2004             2003            2002            2001            2000
------------------------------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value,
   Beginning of Period           $       16.04   $       12.40   $        9.33   $       10.15   $       12.07   $       13.18
                                 -------------   -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
      (Loss)                              0.27            0.33            0.27            0.24            0.27            0.27
   Net Gains (Losses) on
      Securities (Realized and
      Unrealized)                         0.10            3.61            3.06           (0.78)          (1.49)          (0.31)
                                 -------------   -------------   -------------   -------------   -------------   -------------
      Total from Investment
         Operations                       0.37            3.94            3.33           (0.54)          (1.22)          (0.04)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                 (0.15)          (0.30)          (0.25)          (0.25)          (0.27)          (0.26)
   Net Realized Gains                    (0.60)             --           (0.01)          (0.03)          (0.43)          (0.81)
                                 -------------   -------------   -------------   -------------   -------------   -------------
      Total Distributions                (0.75)          (0.30)          (0.26)          (0.28)          (0.70)          (1.07)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                        $       15.66   $       16.04   $       12.40   $        9.33   $       10.15   $       12.07
==============================================================================================================================
Total Return                              2.31%#         32.15%          36.24%          (5.53)%        (10.75)%         (0.51)%
------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period
   (thousands)                   $   3,476,061   $   2,804,043   $   1,604,778   $   1,125,467   $   1,208,100   $   1,553,481
Ratio of Expenses to Average
   Net Assets                             0.27%*          0.28%           0.30%           0.30%           0.29%           0.29%
Ratio of Net Investment
   Income to Average Net
   Assets                                 3.55%*          2.35%           2.61%           2.36%           2.32%           2.13%
Portfolio Turnover Rate                      5%#            15%             14%             18%              6%              9%

*   Annualized
#   Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $50,660.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                                  $   843,507
          Sales                                                          165,589

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

E. FEDERAL INCOME TAXES:

     The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                        ORDINARY
                                       INCOME AND
                                       SHORT-TERM        LONG-TERM
                                      CAPITAL GAINS    CAPITAL GAINS      TOTAL
                                      -------------    -------------    ---------
     2004                             $      44,310               --    $  44,310
     2003                                    30,082    $       1,177       31,259

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                         TOTAL NET
                                                       DISTRIBUTABLE
                     UNDISTRIBUTED    UNDISTRIBUTED      EARNINGS
                    NET INVESTMENT      LONG-TERM      (ACCUMULATED
                       INCOME         CAPITAL GAINS       LOSSES)
                    --------------    -------------    -------------
                    $       22,727    $     104,819    $     127,546

     Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $10,083,171 and $12,003,955, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                         NET
                                                                      UNREALIZED
                    FEDERAL        UNREALIZED       UNREALIZED       APPRECIATION/
                   TAX COST       APPRECIATION     DEPRECIATION     (DEPRECIATION)
                  -----------     ------------     ------------     --------------
                  $ 3,763,356     $    692,851     $    (91,304)    $      601,547

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. Those instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                            UNREALIZED
                                          ACCUMULATED     ACCUMULATED      APPRECIATION
                                         NET REALIZED    NET REALIZED    (DEPRECIATION) OF    UNREALIZED
                         ACCUMULATED    GAIN (LOSS) OF      FOREIGN         INVESTMENT        NET FOREIGN
                       NET INVESTMENT    INVESTMENT      EXCHANGE GAIN    SECURITIES AND     EXCHANGE GAIN     TOTAL NET
     PAID-IN CAPITAL    INCOME (LOSS)    SECURITIES         (LOSS)       FOREIGN CURRENCY       (LOSS)          ASSETS
     ---------------   --------------   --------------   -------------   -----------------   -------------    ------------
     $     2,771,495   $       49,058   $       54,235   $         (82)  $         601,647   $        (292)   $  3,476,061

H. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. Borrowings by the Series under the line of credit for the six months ended May 31, 2005 were as follows:

                                           WEIGHTED        WEIGHTED       NUMBER OF     INTEREST     MAXIMUM AMOUNT
                                           AVERAGE         AVERAGE          DAYS         EXPENSE     BORROWED DURING
                                        INTEREST RATE    LOAN BALANCE    OUTSTANDING    INCURRED      THE PERIOD
                                        -------------    ------------    -----------    ---------    ---------------
The DFA International Value Series               3.76%   $    241,250              1    $      25    $       241,250

     At May 31, 2005, The DFA International Value Series had an outstanding borrowing under the line of credit of $241,250 plus accrued interest.

     The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2005.

I. SECURITIES LENDING:

     As of May 31, 2005, the Series had securities on loan to broker/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     The cash collateral received by the Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Series paid fees for securities lending for the period ended May 31, 2005, which have been netted against the Income from Securities Lending on the Statements of Operations. For the six months ended May 31, 2005 the fees were approximately $1,219,000.

J. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                 BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

     Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreement.

     At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

     When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of the Fund, the Board analyzed the Lipper reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

================================================================================

                        Dimensional Investment Group Inc.
                      DFA International Value Portfolio III


                               Semi-Annual Report


                          Six Months Ended May 31, 2005
                                   (Unaudited)

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                            ------
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses                                                   1
   Disclosure of Portfolio Holdings                                              2
   Statement of Assets and Liabilities                                           3
   Statement of Operations                                                       4
   Statements of Changes in Net Assets                                           5
   Financial Highlights                                                          6
   Notes to Financial Statements                                                 7

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
   Disclosure of Fund Expenses                                                  10
   Disclosure of Portfolio Holdings                                             11
   Summary Schedule of Portfolio Holdings                                       12
   Statement of Assets and Liabilities                                          17
   Statement of Operations                                                      18
   Statements of Changes in Net Assets                                          19
   Financial Highlights                                                         20
   Notes to Financial Statements                                                21

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                     26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                                 27

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                       BEGINNING       ENDING                     EXPENSES
                                        ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                         VALUE         VALUE        EXPENSE        DURING
                                        12/01/04      5/31/05        RATIO         PERIOD*
                                      -----------   -----------   -----------    -----------
Actual Fund Return                    $  1,000.00   $  1,023.20      0.31%       $      1.56
Hypothetical 5% Annual Return         $  1,000.00   $  1,023.45      0.31%       $      1.56

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                      100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
  (37,335,151 Shares, Cost $411,624) at Value+                                         $    584,667
Receivable for Fund Shares Sold                                                                 658
                                                                                       ------------
    Total Assets                                                                            585,325
                                                                                       ------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                                                13
  Fund Shares Redeemed                                                                          645
  Due to Advisor                                                                                  5
Accrued Expenses and Other Liabilities                                                           40
                                                                                       ------------
    Total Liabilities                                                                           703
                                                                                       ------------
NET ASSETS                                                                             $    584,622
                                                                                       ============
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)                      38,389,021
                                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $      15.23
                                                                                       ============

----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company                  $      4,940
                                                                                       ------------
EXPENSES
  Administrative Services                                                                        29
  Accounting & Transfer Agent Fees                                                                7
  Legal Fees                                                                                     10
  Audit Fees                                                                                      2
  Filing Fees                                                                                    26
  Shareholders' Reports                                                                          24
  Directors' Fees and Expenses                                                                    2
  Other                                                                                           2
                                                                                       ------------
      Total Expenses                                                                            102
                                                                                       ------------
  NET INVESTMENT INCOME (LOSS)                                                                4,838
                                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from The DFA Investment Trust Company                  20,175
  Net Realized Gain (Loss) on Investment Securities Sold                                        (74)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                 (13,487)
                                                                                       ------------
  NET GAIN (LOSS)                                                                             6,614
                                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $     11,452
                                                                                       ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                               SIX MONTHS         YEAR
                                                                                 ENDED           ENDED
                                                                                 MAY 31,        NOV. 30,
                                                                                  2005            2004
                                                                              ------------    ------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $      4,838    $      9,066
  Capital Gain Distributions Received from The DFA Investment Trust Company         20,175              --
  Net Realized Gain (Loss) on Investment Securities Sold                               (74)            (49)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities        (13,487)        114,006
                                                                              ------------    ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                   11,452         123,023
                                                                              ------------    ------------
Distributions From:
  Net Investment Income                                                             (4,804)        (15,563)
  Net Short-Term Gains                                                                (514)             (6)
  Net Long-Term Gains                                                                   --            (243)
                                                                              ------------    ------------
    Total Distributions                                                             (5,318)        (15,812)
                                                                              ------------    ------------
Capital Share Transactions (1):
  Shares Issued                                                                     77,559         106,694
  Shares Issued in Lieu of Cash Distributions                                        5,318          15,812
  Shares Redeemed                                                                  (37,036)        (53,579)
                                                                              ------------    ------------
  Net Increase (Decrease) from Capital Share Transactions                           45,841          68,927
                                                                              ------------    ------------
    Total Increase (Decrease)                                                       51,975         176,138

NET ASSETS
  Beginning of Period                                                              532,647         356,509
                                                                              ------------    ------------
  End of Period                                                               $    584,622    $    532,647
                                                                              ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                    4,990           8,120
    Shares Issued in Lieu of Cash Distributions                                        347           1,253
    Shares Redeemed                                                                 (2,382)         (4,065)
                                                                              ------------    ------------
                                                                                     2,955           5,308
                                                                              ============    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                           ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                          MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                           2005             2004           2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period    $     15.03     $     11.83    $      8.92    $     10.16    $     13.15    $     13.79
                                        -----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                 0.15            0.27           0.22           0.23           0.27           0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                  0.20            3.43           2.91          (0.76)         (1.47)         (0.36)
                                        -----------     -----------    -----------    -----------    -----------    -----------
    Total from Investment Operations           0.35            3.70           3.13          (0.53)         (1.20)         (0.05)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                       (0.15)          (0.49)         (0.20)         (0.25)         (0.33)         (0.32)
  Net Realized Gains                             --           (0.01)         (0.02)         (0.46)         (1.46)         (0.27)
                                        -----------     -----------    -----------    -----------    -----------    -----------
    Total Distributions                       (0.15)          (0.50)         (0.22)         (0.71)         (1.79)         (0.59)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $     15.23     $     15.03    $     11.83    $      8.92    $     10.16    $     13.15
===============================================================================================================================
Total Return                                   2.32%#         32.11%         36.09%         (5.52)%       (10.80)%        (0.53)%
-------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)   $   584,622     $   532,647    $   356,509    $   222,770    $   184,306    $   203,184
Ratio of Expenses to Average Net
  Assets (1)                                   0.31%*          0.33%          0.35%          0.35%          0.34%          0.33%
Ratio of Net Investment Income to
  Average Net Assets                           1.69%*          2.07%          2.46%          2.52%          2.34%          2.04%
Portfolio Turnover Rate of Master
  Fund Series                                     5%#            15%            14%            18%             6%             9%

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the DFA International Value Portfolio III (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 17% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $9,093.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                           ORDINARY INCOME
                           AND SHORT-TERM      LONG-TERM    RETURN OF
                            CAPITAL GAINS    CAPITAL GAINS   CAPITAL     TOTAL
                           ---------------   -------------  ---------   --------
     2004                  $        15,544   $         220  $      48   $ 15,812
     2003                            4,886             407         --      5,293

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, there were no distributable earnings in the Portfolio.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                             NET
                                                          UNREALIZED
               FEDERAL     UNREALIZED     UNREALIZED     APPRECIATION/
              TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
             ----------   ------------   ------------   --------------
             $  421,464   $    173,043   $     (9,839)  $      163,204

E. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                  ACCUMULATED     ACCUMULATED      UNREALIZED
                      NET        NET REALIZED     APPRECIATION
                  INVESTMENT      GAIN (LOSS)    (DEPRECIATION)
       PAID-IN      INCOME       OF INVESTMENT    OF INVESTMENT   TOTAL NET
       CAPITAL      (LOSS)        SECURITIES       SECURITIES      ASSETS
      ---------   -----------    -------------   --------------   ---------
      $ 401,729   $        28    $       9,822   $      173,043   $ 584,622

F. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2005.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                       BEGINNING       ENDING                     EXPENSES
                                        ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                         VALUE         VALUE        EXPENSE        DURING
                                        12/01/04      05/31/05       RATIO         PERIOD*
                                      -----------   -----------   -----------    -----------
Actual Fund Return                    $  1,000.00   $  1,023.10      0.27%       $      1.36
Hypothetical 5% Annual Return         $  1,000.00   $  1,023.65      0.27%       $      1.36

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                                                 36.4%
Consumer Discretionary                                                     17.8
Materials                                                                  12.6
Industrials                                                                11.4
Telecommunication Services                                                  6.9
Consumer Staples                                                            4.4
Utilities                                                                   3.5
Energy                                                                      2.9
Information Technology                                                      2.2
Health Care                                                                 1.2
Other                                                                       0.4
REITS                                                                       0.3
                                                                          -----
                                                                          100.0%
                                                                          =====

                       THE DFA INTERNATIONAL VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.5%)
  Anglo America P.L.C.                                                         2,159,787   $    51,459,160                1.5%
  Aviva P.L.C.                                                                 2,630,567        29,431,339                0.8%
  BAA P.L.C.                                                                   1,632,557        18,467,632                0.5%
  BAE Systems P.L.C.                                                           4,006,840        19,626,679                0.6%
* O2 P.L.C.                                                                    8,760,348        20,295,896                0.6%
  Scottish Power P.L.C.                                                        2,139,658        18,023,688                0.5%
  Vodafone Group P.L.C.                                                       59,364,901       149,452,303                4.3%
  Other Securities                                                                             368,338,325               10.6%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $542,532,199)                                                                          675,095,022               19.4%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pound Sterling
    (Cost $14,769)                                                                                  14,769                0.0%
                                                                                           ---------------    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $542,546,968)                                                                          675,109,791               19.4%
                                                                                           ---------------    ---------------
JAPAN -- (13.9%)
COMMON STOCKS -- (13.7%)
  Fuji Photo Film Co., Ltd.                                                      770,000        23,978,455                0.7%
  Hitachi, Ltd.                                                                4,970,000        29,696,012                0.9%
  Kyocera Corp.                                                                  238,800        18,270,139                0.5%
  Matsushita Electric Industrial Co., Ltd.                                     3,561,135        53,046,962                1.5%
  Millea Holdings, Inc.                                                            2,296        30,391,067                0.9%
  Mitsui Marine & Fire Insurance Co., Ltd.                                     2,138,000        19,431,714                0.6%
  Other Securities                                                                             426,660,276               12.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $581,985,790)                                                                          601,474,625               17.3%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Japanese Yen
    (Cost $8,054,614)                                                                            8,010,462                0.2%
                                                                                           ---------------    ---------------
TOTAL -- JAPAN
  (Cost $590,040,404)                                                                          609,485,087               17.5%
                                                                                           ---------------    ---------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
# AXA                                                                          2,459,139        60,024,211                1.7%
# BNP Paribas SA                                                               1,368,012        91,964,838                2.6%
# Compagnie de Saint-Gobain                                                      455,792        26,216,746                0.8%
# LaFarge SA                                                                     253,511        22,940,260                0.7%
# Renault SA                                                                     317,738        27,183,519                0.8%
# Schneider SA                                                                   318,189        23,394,591                0.7%
# Societe Generale Paris                                                         293,528        28,842,183                0.8%
# Suez (ex Suez Lyonnaise des Eaux)                                              666,220        17,918,894                0.5%
  Other Securities                                                                             146,676,376                4.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $337,331,390)                                                                          445,161,618               12.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $28,587)                                                                                   8,843                0.0%
                                                                                           ---------------    ---------------
TOTAL -- FRANCE
  (Cost $337,359,977)                                                                          445,170,461               12.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
# Bayer AG                                                                       498,853   $    16,751,199                0.5%
# Bayerische Motorenwerke AG                                                     519,011        22,440,762                0.7%
* Bayerische Vereinsbank AG                                                      845,488        20,776,122                0.6%
# DaimlerChrysler AG                                                           1,368,494        55,172,318                1.6%
# Deutsche Bank AG                                                               770,191        59,920,101                1.7%
  Other Securities                                                                              91,308,578                2.6%
                                                                                           ---------------    ---------------
TOTAL -- GERMANY
  (Cost $248,181,818)                                                                          266,369,080                7.7%
                                                                                           ---------------    ---------------
SWITZERLAND -- (5.9%)
COMMON STOCKS -- (5.9%)
  Cie Financiere Richemont AG Series A                                         1,251,000        38,086,850                1.1%
# Credit Swisse Group                                                          1,452,179        58,093,081                1.7%
* Swiss Life AG                                                                  132,137        17,447,146                0.5%
# Swiss Reinsurance Co., Zurich                                                  330,715        20,472,030                0.6%
* Syngenta AG                                                                    165,100        17,067,625                0.5%
* Zurich Financial SVCS AG                                                       152,206        25,283,580                0.7%
  Other Securities                                                                              79,275,452                2.2%
                                                                                           ---------------    ---------------
TOTAL -- SWITZERLAND
  (Cost $188,429,435)                                                                          255,725,764                7.3%
                                                                                           ---------------    ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.4%)
  Commonwealth Bank of Australia                                               1,376,094        38,441,344                1.1%
  National Australia Bank, Ltd.                                                1,823,878        43,291,233                1.3%
  Other Securities                                                                             112,489,086                3.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCK
  (Cost $133,957,352)                                                                          194,221,663                5.6%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Australian Dollar
  (Cost $3,701,213)                                                                              3,698,009                0.1%
                                                                                           ---------------    ---------------
TOTAL -- AUSTRALIA
  (Cost $137,658,565)                                                                          197,919,672                5.7%
                                                                                           ---------------    ---------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  Aegon NV                                                                     2,897,384        37,096,508                1.1%
  ING Groep NV                                                                 2,065,009        57,137,284                1.7%
  Koninklijke KPN NV                                                           2,458,914        19,554,154                0.6%
  Koninklijke Philips Electronics NV                                           1,412,706        36,135,774                1.0%
  Other Securities                                                                              41,643,711                1.1%
                                                                                           ---------------    ---------------
TOTAL -- NETHERLANDS
  (Cost $157,028,179)                                                                          191,567,431                5.5%
                                                                                           ---------------    ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
  Cheung Kong Holdings, Ltd.                                                   2,727,000        24,802,772                0.7%
  Hutchison Whampoa, Ltd.                                                      3,751,000        32,550,877                0.9%
  Other Securities                                                                              68,974,671                2.0%
                                                                                           ---------------    ---------------
TOTAL -- HONG KONG
  (Cost $112,259,789)                                                                          126,328,320                3.6%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Nordic Baltic Holdings AB                                                    2,603,100   $    23,777,113                0.7%
  Volvo AB Series B                                                              443,400        18,127,730                0.5%
  Other Securities                                                                              74,830,983                2.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $88,187,543)                                                                           116,735,826                3.4%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                      343,518                0.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swedish Krona
    (Cost $14,635)                                                                                  14,372                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SWEDEN
  (Cost $88,202,178)                                                                           117,093,716                3.4%
                                                                                           ---------------    ---------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
# Endesa SA, Madrid                                                            1,136,646        24,738,040                0.7%
  Repsol SA                                                                    1,289,224        32,239,985                0.9%
  Other Securities                                                                              56,896,092                1.7%
                                                                                           ---------------    ---------------
TOTAL -- SPAIN
  (Cost $70,367,226)                                                                           113,874,117                3.3%
                                                                                           ---------------    ---------------
ITALY -- (2.3%)
COMMON STOCKS -- (2.3%)
  Capitalia SpA                                                                2,992,113        15,632,746                0.5%
  Other Securities                                                                              82,935,794                2.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $85,190,508)                                                                            98,568,540                2.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       12,086                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ITALY
  (Cost $85,190,508)                                                                            98,580,626                2.8%
                                                                                           ---------------    ---------------
IRELAND -- (1.8%)
COMMON STOCKS -- (1.8%)
  Bank of Ireland P.L.C.                                                       1,181,012        17,929,477                0.5%
  CRH P.L.C.                                                                   1,243,314        31,389,925                0.9%
  Other Securities                                                                              29,584,165                0.9%
                                                                                           ---------------    ---------------
TOTAL -- IRELAND
  (Cost $73,640,064)                                                                            78,903,567                2.3%
                                                                                           ---------------    ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
  Upm-Kymmene Oyj                                                                865,900        16,741,637                0.5%
  Other Securities                                                                              37,734,076                1.1%
                                                                                           ---------------    ---------------
TOTAL -- FINLAND
  (Cost $47,739,726)                                                                            54,475,713                1.6%
                                                                                           ---------------    ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                         $    54,236,557               1.6%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $39,649,089)                                                                            54,236,557               1.6%
                                                                                           ---------------   ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Tele Danmark A.S.                                                              380,150        16,760,739               0.5%
  Other Securities                                                                              34,935,973               1.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
  (Cost $36,729,428)                                                                            51,696,712               1.5%
                                                                                           ---------------   ---------------
NORWAY-- (1.0%)
COMMON STOCKS -- (1.0%)
# Norsk Hydro ASA                                                                287,800        23,325,408               0.7%
  Other Securities                                                                              20,218,113               0.5%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
  (Cost $36,542,042)                                                                            43,543,521               1.2%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                              30,679,923               0.9%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $26,577,243)                                                                            30,679,923               0.9%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                              16,010,272               0.5%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $14,634,454)                                                                            16,010,272               0.5%
                                                                                           ---------------   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              13,561,096               0.4%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
  (Cost $9,708,569)                                                                             13,561,096               0.4%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              12,406,841               0.4%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $8,010,878)                                                                             12,406,841               0.4%
                                                                                           ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
* Euro Currency                                                                                  8,495,382               0.2%
                                                                                           ---------------   ---------------
TOTAL -- EMU
  (Cost $8,683,335)                                                                              8,495,382               0.2%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                                               6,076,634               0.2%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $5,397,217)                                                                              6,076,634               0.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         $             0               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $1,085,853)                                                                                      0               0.0%
                                                                                           ---------------   ---------------

                                                                               FACE
                                                                              AMOUNT
                                                                              ------
                                                                               (000)
TEMPORARY CASH INVESTMENTS -- (20.6%)
^ Repurchase Agreement, Deutsche Bank Securities, Merrill
    Lynch & Mizuho Securities USA 2.96%, 3.07%, and 2.98%,
    respectively, 06/01/05 (Collateralized by $1,247,813,560
    U.S. TIPS 1.875%, 07/15/13 and 3.375%, 01/15/07; U.S. STRIPS,
    rates ranging from 0% to 10.75%, maturities ranging from
    08/15/05 to 02/15/31; GNMA's, rates ranging from 3.75%
    to 5.75%, maturities ranging from 01/20/34 to 05/20/35;
    AID-Israel, rates ranging from 0% to 5.50%, maturities ranging from 11/01/13 to 09/18/23; & U.S. Treasury Notes, rates ranging from 1.125% to 4.75%, maturities ranging from 06/30/05
    to 02/15/15, valued at $915,552,116) to be repurchased
    at $897,667,509 (Cost $897,592,866)                                  $       897,593       897,592,866              25.8%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,763,255,811)                                                                    $ 4,364,903,149             125.6%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $845,639 of securities on loan)     $    4,364,903
Receivables:
  Investment Securities Sold                                                   122
  Dividends, Interest, and Tax Reclaims                                     11,301
  Fund Shares Sold                                                           6,763
  Securities Lending Income                                                  1,018
Prepaid Expenses and Other Assets                                               17
                                                                    --------------
    Total Assets                                                         4,384,124
                                                                    --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                         897,593
  Investment Securities Purchased                                            9,084
  Fund Shares Redeemed                                                         323
  Due to Advisor                                                               575
Loan Payable                                                                   241
Accrued Expenses and Other Liabilities                                         247
                                                                    --------------
    Total Liabilities                                                      908,063
                                                                    --------------
NET ASSETS                                                          $    3,476,061
                                                                    ==============
SHARES OUTSTANDING, $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized)                              221,948,580
                                                                    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $        15.66
                                                                    ==============
Investments at Cost                                                 $    3,763,256
                                                                    ==============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $6,624)               $       59,004
  Interest                                                                     243
  Income from Securities Lending                                             2,820
                                                                    --------------
        Total Investment Income                                             62,067
                                                                    --------------
EXPENSES
  Investment Advisory Services                                               3,260
  Accounting & Transfer Agent Fees                                             655
  Custodian Fees                                                               381
  Legal Fees                                                                     8
  Audit Fees                                                                    12
  Shareholders' Reports                                                         14
  Trustees' Fees and Expenses                                                   10
  Other                                                                         42
                                                                    --------------
        Total Expenses                                                       4,382
                                                                    --------------
  NET INVESTMENT INCOME (LOSS)                                              57,685
                                                                    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                    62,333
  Net Realized Gain (Loss) on Foreign Currency Transactions                    (82)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                             (67,392)
    Translation of Foreign Currency Denominated Amounts                       (654)
                                                                    --------------
  NET GAIN (LOSS)                                                           (5,795)
                                                                    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $       51,890
                                                                    ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                               SIX MONTHS        YEAR
                                                                                 ENDED          ENDED
                                                                                 MAY 31,       NOV. 30,
                                                                                  2005           2004
                                                                              ------------    ------------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                $     57,685    $     49,525
  Net Realized Gain (Loss) on Investment Securities Sold                            62,333         115,062
  Net Realized Gain (Loss) on Foreign Currency Transactions                            (82)           (332)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                     (67,392)        436,284
    Translation of Foreign Currency Denominated Amounts                               (654)            162
                                                                              ------------    ------------
        Net Increase (Decrease) in Net Assets Resulting from Operations             51,890         600,701
                                                                              ------------    ------------
Distributions From:
  Net Investment Income                                                            (26,491)        (44,310)
  Net Short-Term Gains                                                              (2,493)             --
  Net Long-Term Gains                                                             (104,987)             --
                                                                              ------------    ------------
        Total Distributions                                                       (133,971)        (44,310)
                                                                              ------------    ------------
Capital Share Transactions (1):
  Shares Issued                                                                    664,859         728,312
  Shares Issued in Lieu of Cash Distributions                                      131,569          42,852
  Shares Redeemed                                                                  (42,329)       (128,290)
                                                                              ------------    ------------
        Net Increase (Decrease) from Capital Share Transactions                    754,099         642,874
                                                                              ------------    ------------
        Total Increase (Decrease)                                                  672,018       1,199,265

NET ASSETS
  Beginning of Period                                                            2,804,043       1,604,778
                                                                              ------------    ------------
  End of Period                                                               $  3,476,061    $  2,804,043
                                                                              ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                   41,322          51,724
    Shares Issued in Lieu of Cash Distributions                                      8,398           3,072
    Shares Redeemed                                                                 (2,638)         (9,358)
                                                                              ------------    ------------
                                                                                    47,082          45,438
                                                                              ============    ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 SIX MONTHS          YEAR            YEAR            YEAR            YEAR            YEAR
                                    ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                   MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                    2005             2004            2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning
  of Period                      $     16.04      $     12.40     $      9.33     $     10.15     $     12.07     $     13.18
                                 -----------      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                              0.27             0.33            0.27            0.24            0.27            0.27
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                         0.10             3.61            3.06           (0.78)          (1.49)          (0.31)
                                 -----------      -----------     -----------     -----------     -----------     -----------
    Total from Investment
      Operations                        0.37             3.94            3.33           (0.54)          (1.22)          (0.04)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                (0.15)           (0.30)          (0.25)          (0.25)          (0.27)          (0.26)
  Net Realized Gains                   (0.60)              --           (0.01)          (0.03)          (0.43)          (0.81)
                                 -----------      -----------     -----------     -----------     -----------     -----------
      Total Distributions              (0.75)           (0.30)          (0.26)          (0.28)          (0.70)          (1.07)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $     15.66      $     16.04     $     12.40     $      9.33     $     10.15     $     12.07
=============================================================================================================================
Total Return                            2.31%#          32.15%          36.24%          (5.53)%        (10.75)%         (0.51)%
-----------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period
  (thousands)                    $ 3,476,061      $ 2,804,043     $ 1,604,778     $ 1,125,467     $ 1,208,100     $ 1,553,481
Ratio of Expenses to Average
  Net Assets                            0.27%*           0.28%           0.30%           0.30%           0.29%           0.29%
Ratio of Net Investment
  Income to Average Net
  Assets                                3.55%*           2.35%           2.61%           2.36%           2.32%           2.13%
Portfolio Turnover Rate                    5%#             15%             14%             18%              6%              9%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $50,660.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                    $  843,507
          Sales                                           165,589

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

E. FEDERAL INCOME TAXES:

     The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                         ORDINARY
                                        INCOME AND
                                        SHORT-TERM       LONG-TERM
                                       CAPITAL GAINS   CAPITAL GAINS    TOTAL
                                       -------------   -------------   --------
     2004                              $      44,310              --   $ 44,310
     2003                                     30,082   $       1,177     31,259

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                      TOTAL NET
                                                    DISTRIBUTABLE
                    UNDISTRIBUTED   UNDISTRIBUTED     EARNINGS
                   NET INVESTMENT     LONG-TERM     (ACCUMULATED
                       INCOME       CAPITAL GAINS      LOSSES)
                   --------------   -------------   -------------
                   $       22,727   $     104,819   $     127,546

     Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $10,083,171 and $12,003,955, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                               NET
                                                           UNREALIZED
             FEDERAL       UNREALIZED     UNREALIZED      APPRECIATION/
             TAX COST     APPRECIATION   DEPRECIATION    (DEPRECIATION)
           -----------    ------------   ------------    --------------
           $ 3,763,356    $    692,851   $    (91,304)   $      601,547

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                   UNREALIZED
                   ACCUMULATED    ACCUMULATED     ACCUMULATED     APPRECIATION     UNREALIZED
                       NET       NET REALIZED    NET REALIZED    (DEPRECIATION)    NET FOREIGN
                   INVESTMENT     GAIN (LOSS)       FOREIGN       OF INVESTMENT     EXCHANGE
       PAID-IN       INCOME      OF INVESTMENT     EXCHANGE      SECURITIES AND       GAIN        TOTAL NET
       CAPITAL       (LOSS)       SECURITIES      GAIN (LOSS)   FOREIGN CURRENCY     (LOSS)        ASSETS
     -----------   -----------   -------------   ------------   ----------------   -----------   -----------
     $ 2,771,495   $    49,058   $      54,235   $        (82)  $        601,647   $      (292)  $ 3,476,061

H. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. Borrowings by the Series under the line of credit for the six months ended May 31, 2005 were as follows:

                                                                    MAXIMUM AMOUNT
             WEIGHTED        WEIGHTED       NUMBER OF    INTEREST      BORROWED
              AVERAGE         AVERAGE         DAYS        EXPENSE       DURING
           INTEREST RATE   LOAN BALANCE    OUTSTANDING   INCURRED     THE PERIOD
           -------------   ------------    -----------   --------   --------------
               3.76%       $    241,250         1        $     25   $      241,250

     At May 31, 2005, The DFA International Value Series had an outstanding borrowing under the line of credit of $241,250 plus accrued interest.

     The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2005.

I. SECURITIES LENDING:

     As of May 31, 2005, the Series had securities on loan to broker/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     The cash collateral received by the Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Series paid fees for securities lending for the period ended May 31, 2005, which have been netted against the Income from Securities Lending on the Statements of Operations. For the six months ended May 31, 2005 the fees were approximately $1,219,000.

J. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                 BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

     Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreement.

     At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

     When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of the Fund, the Board analyzed the Lipper reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

================================================================================

                        Dimensional Investment Group Inc.

                      DFA International Value Portfolio IV


                               SEMI-ANNUAL REPORT


                         Six Months Ended May 31, 2005
                                   (Unaudited)

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                                ------
DIMENSIONAL INVESTMENT GROUP INC.
      Disclosure of Fund Expenses                                                    1
      Disclosure of Portfolio Holdings                                               2
      Statement of Assets and Liabilities                                            3
      Statement of Operations                                                        4
      Statements of Changes in Net Assets                                            5
      Financial Highlights                                                           6
      Notes to Financial Statements                                                  7

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
      Disclosure of Fund Expenses                                                   10
      Disclosure of Portfolio Holdings                                              11
      Summary Schedule of Portfolio Holdings                                        12
      Statement of Assets and Liabilities                                           17
      Statement of Operations                                                       18
      Statements of Changes in Net Assets                                           19
      Financial Highlights                                                          20
      Notes to Financial Statements                                                 21

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                         26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                                     27

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                 BEGINNING        ENDING                        EXPENSES
                                                  ACCOUNT         ACCOUNT      ANNUALIZED         PAID
                                                   VALUE           VALUE         EXPENSE         DURING
                                                 12/01/04        05/31/05         RATIO          PERIOD*
                                                ------------   ------------   ------------    ------------
Actual Fund Return                              $   1,000.00   $   1,023.10           0.33%   $       1.66
Hypothetical 5% Annual Return                   $   1,000.00   $   1,023.35           0.33%   $       1.66

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                                          100.0%
                                                                                              -----
                                                                                              100.0%
                                                                                              =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
   (16,100,760 Shares, Cost $183,863) at Value+                                        $     252,138
Receivable for Fund Shares Sold                                                                  896
Prepaid Expenses and Other Assets                                                                 13
                                                                                       -------------
      Total Assets                                                                           253,047
                                                                                       -------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                               896
   Due to Advisor                                                                                  7
Accrued Expenses and Other Liabilities                                                            27
                                                                                       -------------
      Total Liabilities                                                                          930
                                                                                       -------------
NET ASSETS                                                                             $     252,117
                                                                                       =============
SHARES OUTSTANDING, $0.01 PAR VALUE (Authorized 200,000,000 Shares)                       19,471,837
                                                                                       =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $       12.95
                                                                                       =============

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                 $       1,936
                                                                                       -------------
EXPENSES
   Administrative Services                                                                        40
   Accounting & Transfer Agent Fees                                                                3
   Legal Fees                                                                                      3
   Audit Fees                                                                                      1
   Filing Fees                                                                                    12
   Shareholders' Reports                                                                          14
   Directors' Fees and Expenses                                                                    1
   Other                                                                                           1
                                                                                       -------------
          Total Expenses                                                                          75
                                                                                       -------------
   NET INVESTMENT INCOME (LOSS)                                                                1,861
                                                                                       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from The DFA Investment Trust Company                   7,831
   Net Realized Gain (Loss) on Investment Securities Sold                                       (307)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                  (6,074)
                                                                                       -------------
   NET GAIN (LOSS)                                                                             1,450
                                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $       3,311
                                                                                       =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                        SIX MONTHS         YEAR
                                                                                           ENDED           ENDED
                                                                                          MAY 31,        NOV. 30,
                                                                                           2005            2004
                                                                                        ------------    ------------
                                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                         $      1,861    $      3,070
   Capital Gain Distributions Received from The DFA Investment Trust Company                   7,831              --
   Net Realized Gain (Loss) on Investment Securities Sold                                       (307)           (584)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                  (6,074)         40,652
                                                                                        ------------    ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                             3,311          43,138
                                                                                        ------------    ------------
Distributions From:
   Net Investment Income                                                                      (4,338)         (2,598)
   Net Short-Term Gains                                                                         (294)         (2,109)
   Net Long-Term Gains                                                                            --             (88)
                                                                                        ------------    ------------
    Total Distributions                                                                       (4,632)         (4,795)
                                                                                        ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                              52,379          98,677
   Shares Issued in Lieu of Cash Distributions                                                 4,632           4,795
   Shares Redeemed                                                                            (7,142)        (58,338)
                                                                                        ------------    ------------
   Net Increase (Decrease) from Capital Share Transactions                                    49,869          45,134
                                                                                        ------------    ------------
    Total Increase (Decrease)                                                                 48,548          83,477

NET ASSETS
   Beginning of Period                                                                       203,569         120,092
                                                                                        ------------    ------------
   End of Period                                                                        $    252,117    $    203,569
                                                                                        ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                              3,925           8,792
    Shares Issued in Lieu of Cash Distributions                                                  359             469
    Shares Redeemed                                                                             (542)         (5,320)
                                                                                        ------------    ------------
                                                                                               3,742           3,941
                                                                                        ============    ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS        YEAR        YEAR          YEAR          YEAR          YEAR
                                                   ENDED          ENDED       ENDED         ENDED         ENDED         ENDED
                                                  MAY 31,       NOV. 30,    NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2005           2004        2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $     12.94   $     10.19  $      7.49  $      8.45   $     10.90   $     11.19
                                                -----------   -----------  -----------  -----------   -----------   -----------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        0.12          0.20         0.18         0.19          0.21          0.20
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                        0.18          2.95         2.52        (0.65)        (1.20)        (0.22)
                                                -----------   -----------  -----------  -----------   -----------   -----------
      Total from Investment Operations                 0.30          3.15         2.70        (0.46)        (0.99)        (0.02)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                              (0.28)        (0.22)          --        (0.20)        (0.27)        (0.22)
   Net Realized Gains                                 (0.01)        (0.18)          --        (0.30)        (1.19)        (0.05)
                                                -----------   -----------  -----------  -----------   -----------   -----------
      Total Distributions                             (0.29)        (0.40)          --        (0.50)        (1.46)        (0.27)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $     12.95   $     12.94  $     10.19  $      7.49   $      8.45   $     10.90
===============================================================================================================================
Total Return                                           2.31%#       31.99%       36.05%       (5.66)%      (10.80)%       (0.24)%
-------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)           $   252,117   $   203,569  $   120,092  $    84,403   $    86,341   $    96,607
Ratio of Expenses to Average Net
   Assets (1)                                          0.33%*        0.37%        0.43%        0.45%         0.44%         0.41%(a)
Ratio of Net Investment Income to Average
   Net Assets                                          1.56%*        2.00%        2.28%        2.38%         2.22%         1.97%(a)
Portfolio Turnover Rate of Master Fund Series             5%#          15%          14%          18%            6%            9%

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) The plan's sponsor has voluntarily contributed to the portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which the DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $3,721.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of the first $40 million of average net assets.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

      In addition, each sponsor of a benefit plan which invested in the Portfolio had agreed to make a voluntary monthly contribution prior to January 1, 2001 to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio related to the benefit plan's investment. Such contributions were made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and were recorded as an addition to paid-in capital. Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio ceased making voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. FEDERAL INCOME TAXES:

      The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                     ORDINARY
                                                    INCOME AND
                                                    SHORT-TERM      LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS    TOTAL
                                                   -------------  -------------  ----------
2004                                               $       4,707  $          88  $    4,795
2003                                                          --             --          --

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                   TOTAL NET
                                                                 DISTRIBUTABLE
                                                 UNDISTRIBUTED     EARNINGS
                                                NET INVESTMENT   (ACCUMULATED
                                                    INCOME          LOSSES)
                                                --------------   -------------
                                                $        2,730   $       2,730

      At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                   NET
                                                                               UNREALIZED
                                     FEDERAL     UNREALIZED     UNREALIZED    APPRECIATION/
                                    TAX COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                    ---------   ------------   ------------  --------------
                                    $ 214,448   $     68,274   $    (30,584) $       37,690

E. COMPONENTS OF NET ASSETS:

      At May 31, 2005, net assets consisted of (amounts in thousands):

                                        ACCUMULATED    ACCUMULATED     UNREALIZED
                                             NET      NET REALIZED     APPRECIATION
                                         INVESTMENT    GAIN (LOSS)    (DEPRECIATION)
                              PAID-IN      INCOME     OF INVESTMENT    OF INVESTMENT  TOTAL NET
                              CAPITAL      (LOSS)       SECURITIES      SECURITIES      ASSETS
                            ---------   -----------   -------------   --------------  ---------
                            $ 206,638   $       138   $     (22,934)  $       68,275  $ 252,117

F. LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2005.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2005.

G. CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                                   BEGINNING       ENDING                      EXPENSES
                                                                    ACCOUNT        ACCOUNT      ANNUALIZED       PAID
                                                                     VALUE          VALUE         EXPENSE       DURING
                                                                   12/01/04       05/31/05         RATIO        PERIOD*
                                                                   ----------     ----------    ----------     ---------
Actual Fund Return                                                 $ 1,000.00     $ 1,023.10          0.27%    $    1.36
Hypothetical 5% Annual Return                                      $ 1,000.00     $ 1,023.65          0.27%    $    1.36

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

      The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

      The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                                                                                             36.4%
Consumer Discretionary                                                                                                 17.8
Materials                                                                                                              12.6
Industrials                                                                                                            11.4
Telecommunication Services                                                                                              6.9
Consumer Staples                                                                                                        4.4
Utilities                                                                                                               3.5
Energy                                                                                                                  2.9
Information Technology                                                                                                  2.2
Health Care                                                                                                             1.2
Other                                                                                                                   0.4
REITS                                                                                                                   0.3
                                                                                                                      -----
                                                                                                                      100.0%
                                                                                                                      =====

                       THE DFA INTERNATIONAL VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.5%)
  Anglo America P.L.C.                                                         2,159,787   $    51,459,160                1.5%
  Aviva P.L.C.                                                                 2,630,567        29,431,339                0.8%
  BAA P.L.C.                                                                   1,632,557        18,467,632                0.5%
  BAE Systems P.L.C.                                                           4,006,840        19,626,679                0.6%
* O2 P.L.C.                                                                    8,760,348        20,295,896                0.6%
  Scottish Power P.L.C.                                                        2,139,658        18,023,688                0.5%
  Vodafone Group P.L.C.                                                       59,364,901       149,452,303                4.3%
  Other Securities                                                                             368,338,325               10.6%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $542,532,199)                                                                          675,095,022               19.4%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pound Sterling
    (Cost $14,769)                                                                                  14,769                0.0%
                                                                                           ---------------    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $542,546,968)                                                                          675,109,791               19.4%
                                                                                           ---------------    ---------------
JAPAN -- (13.9%)
COMMON STOCKS -- (13.7%)
  Fuji Photo Film Co., Ltd.                                                      770,000        23,978,455                0.7%
  Hitachi, Ltd.                                                                4,970,000        29,696,012                0.9%
  Kyocera Corp.                                                                  238,800        18,270,139                0.5%
  Matsushita Electric Industrial Co., Ltd.                                     3,561,135        53,046,962                1.5%
  Millea Holdings, Inc.                                                            2,296        30,391,067                0.9%
  Mitsui Marine & Fire Insurance Co., Ltd.                                     2,138,000        19,431,714                0.6%
  Other Securities                                                                             426,660,276               12.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $581,985,790)                                                                          601,474,625               17.3%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Japanese Yen
    (Cost $8,054,614)                                                                            8,010,462                0.2%
                                                                                           ---------------    ---------------
TOTAL -- JAPAN
  (Cost $590,040,404)                                                                          609,485,087               17.5%
                                                                                           ---------------    ---------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
# AXA                                                                          2,459,139        60,024,211                1.7%
# BNP Paribas SA                                                               1,368,012        91,964,838                2.6%
# Compagnie de Saint-Gobain                                                      455,792        26,216,746                0.8%
# LaFarge SA                                                                     253,511        22,940,260                0.7%
# Renault SA                                                                     317,738        27,183,519                0.8%
# Schneider SA                                                                   318,189        23,394,591                0.7%
# Societe Generale Paris                                                         293,528        28,842,183                0.8%
# Suez (ex Suez Lyonnaise des Eaux)                                              666,220        17,918,894                0.5%
  Other Securities                                                                             146,676,376                4.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $337,331,390)                                                                          445,161,618               12.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $28,587)                                                                                   8,843                0.0%
                                                                                           ---------------    ---------------
TOTAL -- FRANCE
  (Cost $337,359,977)                                                                          445,170,461               12.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
# Bayer AG                                                                       498,853   $    16,751,199                0.5%
# Bayerische Motorenwerke AG                                                     519,011        22,440,762                0.7%
* Bayerische Vereinsbank AG                                                      845,488        20,776,122                0.6%
# DaimlerChrysler AG                                                           1,368,494        55,172,318                1.6%
# Deutsche Bank AG                                                               770,191        59,920,101                1.7%
  Other Securities                                                                              91,308,578                2.6%
                                                                                           ---------------    ---------------
TOTAL -- GERMANY
  (Cost $248,181,818)                                                                          266,369,080                7.7%
                                                                                           ---------------    ---------------
SWITZERLAND -- (5.9%)
COMMON STOCKS -- (5.9%)
  Cie Financiere Richemont AG Series A                                         1,251,000        38,086,850                1.1%
# Credit Swisse Group                                                          1,452,179        58,093,081                1.7%
* Swiss Life AG                                                                  132,137        17,447,146                0.5%
# Swiss Reinsurance Co., Zurich                                                  330,715        20,472,030                0.6%
* Syngenta AG                                                                    165,100        17,067,625                0.5%
* Zurich Financial SVCS AG                                                       152,206        25,283,580                0.7%
  Other Securities                                                                              79,275,452                2.2%
                                                                                           ---------------    ---------------
TOTAL -- SWITZERLAND
  (Cost $188,429,435)                                                                          255,725,764                7.3%
                                                                                           ---------------    ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.4%)
  Commonwealth Bank of Australia                                               1,376,094        38,441,344                1.1%
  National Australia Bank, Ltd.                                                1,823,878        43,291,233                1.3%
  Other Securities                                                                             112,489,086                3.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCK
  (Cost $133,957,352)                                                                          194,221,663                5.6%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Australian Dollar
  (Cost $3,701,213)                                                                              3,698,009                0.1%
                                                                                           ---------------    ---------------
TOTAL -- AUSTRALIA
  (Cost $137,658,565)                                                                          197,919,672                5.7%
                                                                                           ---------------    ---------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  Aegon NV                                                                     2,897,384        37,096,508                1.1%
  ING Groep NV                                                                 2,065,009        57,137,284                1.7%
  Koninklijke KPN NV                                                           2,458,914        19,554,154                0.6%
  Koninklijke Philips Electronics NV                                           1,412,706        36,135,774                1.0%
  Other Securities                                                                              41,643,711                1.1%
                                                                                           ---------------    ---------------
TOTAL -- NETHERLANDS
  (Cost $157,028,179)                                                                          191,567,431                5.5%
                                                                                           ---------------    ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
  Cheung Kong Holdings, Ltd.                                                   2,727,000        24,802,772                0.7%
  Hutchison Whampoa, Ltd.                                                      3,751,000        32,550,877                0.9%
  Other Securities                                                                              68,974,671                2.0%
                                                                                           ---------------    ---------------
TOTAL -- HONG KONG
  (Cost $112,259,789)                                                                          126,328,320                3.6%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Nordic Baltic Holdings AB                                                    2,603,100   $    23,777,113                0.7%
  Volvo AB Series B                                                              443,400        18,127,730                0.5%
  Other Securities                                                                              74,830,983                2.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $88,187,543)                                                                           116,735,826                3.4%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                      343,518                0.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swedish Krona
    (Cost $14,635)                                                                                  14,372                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SWEDEN
  (Cost $88,202,178)                                                                           117,093,716                3.4%
                                                                                           ---------------    ---------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
# Endesa SA, Madrid                                                            1,136,646        24,738,040                0.7%
  Repsol SA                                                                    1,289,224        32,239,985                0.9%
  Other Securities                                                                              56,896,092                1.7%
                                                                                           ---------------    ---------------
TOTAL -- SPAIN
  (Cost $70,367,226)                                                                           113,874,117                3.3%
                                                                                           ---------------    ---------------
ITALY -- (2.3%)
COMMON STOCKS -- (2.3%)
  Capitalia SpA                                                                2,992,113        15,632,746                0.5%
  Other Securities                                                                              82,935,794                2.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $85,190,508)                                                                            98,568,540                2.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       12,086                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ITALY
  (Cost $85,190,508)                                                                            98,580,626                2.8%
                                                                                           ---------------    ---------------
IRELAND -- (1.8%)
COMMON STOCKS -- (1.8%)
  Bank of Ireland P.L.C.                                                       1,181,012        17,929,477                0.5%
  CRH P.L.C.                                                                   1,243,314        31,389,925                0.9%
  Other Securities                                                                              29,584,165                0.9%
                                                                                           ---------------    ---------------
TOTAL -- IRELAND
  (Cost $73,640,064)                                                                            78,903,567                2.3%
                                                                                           ---------------    ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
  Upm-Kymmene Oyj                                                                865,900        16,741,637                0.5%
  Other Securities                                                                              37,734,076                1.1%
                                                                                           ---------------    ---------------
TOTAL -- FINLAND
  (Cost $47,739,726)                                                                            54,475,713                1.6%
                                                                                           ---------------    ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                         $    54,236,557               1.6%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $39,649,089)                                                                            54,236,557               1.6%
                                                                                           ---------------   ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Tele Danmark A.S.                                                              380,150        16,760,739               0.5%
  Other Securities                                                                              34,935,973               1.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
  (Cost $36,729,428)                                                                            51,696,712               1.5%
                                                                                           ---------------   ---------------
NORWAY-- (1.0%)
COMMON STOCKS -- (1.0%)
# Norsk Hydro ASA                                                                287,800        23,325,408               0.7%
  Other Securities                                                                              20,218,113               0.5%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
  (Cost $36,542,042)                                                                            43,543,521               1.2%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                              30,679,923               0.9%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $26,577,243)                                                                            30,679,923               0.9%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                              16,010,272               0.5%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $14,634,454)                                                                            16,010,272               0.5%
                                                                                           ---------------   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              13,561,096               0.4%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
  (Cost $9,708,569)                                                                             13,561,096               0.4%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              12,406,841               0.4%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $8,010,878)                                                                             12,406,841               0.4%
                                                                                           ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
* Euro Currency                                                                                  8,495,382               0.2%
                                                                                           ---------------   ---------------
TOTAL -- EMU
  (Cost $8,683,335)                                                                              8,495,382               0.2%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                                               6,076,634               0.2%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $5,397,217)                                                                              6,076,634               0.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         $             0               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $1,085,853)                                                                                      0               0.0%
                                                                                           ---------------   ---------------

                                                                               FACE
                                                                              AMOUNT
                                                                              ------
                                                                               (000)
TEMPORARY CASH INVESTMENTS -- (20.6%)
^ Repurchase Agreement, Deutsche Bank Securities, Merrill
    Lynch & Mizuho Securities USA 2.96%, 3.07%, and 2.98%,
    respectively, 06/01/05 (Collateralized by $1,247,813,560
    U.S. TIPS 1.875%, 07/15/13 and 3.375%, 01/15/07; U.S. STRIPS,
    rates ranging from 0% to 10.75%, maturities ranging from
    08/15/05 to 02/15/31; GNMA's, rates ranging from 3.75%
    to 5.75%, maturities ranging from 01/20/34 to 05/20/35;
    AID-Israel, rates ranging from 0% to 5.50%, maturities ranging from 11/01/13 to 09/18/23; & U.S. Treasury Notes, rates ranging from 1.125% to 4.75%, maturities ranging from 06/30/05
    to 02/15/15, valued at $915,552,116) to be repurchased
    at $897,667,509 (Cost $897,592,866)                                  $       897,593       897,592,866              25.8%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,763,255,811)                                                                    $ 4,364,903,149             125.6%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (including $845,639 of securities on loan)                        $   4,364,903
Receivables:
   Investment Securities Sold                                                                    122
   Dividends, Interest, and Tax Reclaims                                                      11,301
   Fund Shares Sold                                                                            6,763
   Securities Lending Income                                                                   1,018
Prepaid Expenses and Other Assets                                                                 17
                                                                                       -------------
      Total Assets                                                                         4,384,124
                                                                                       -------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                          897,593
   Investment Securities Purchased                                                             9,084
   Fund Shares Redeemed                                                                          323
   Due to Advisor                                                                                575
Loan Payable                                                                                     241
Accrued Expenses and Other Liabilities                                                           247
                                                                                       -------------
      Total Liabilities                                                                      908,063
                                                                                       -------------
NET ASSETS                                                                             $   3,476,061
                                                                                       =============

SHARES OUTSTANDING, $0.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                               221,948,580
                                                                                       =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $       15.66
                                                                                       =============
Investments at Cost                                                                    $   3,763,256
                                                                                       =============

                See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $6,624)                                 $      59,004
   Interest                                                                                      243
   Income from Securities Lending                                                              2,820
                                                                                       -------------
          Total Investment Income                                                             62,067
                                                                                       -------------
EXPENSES
   Investment Advisory Services                                                                3,260
   Accounting & Transfer Agent Fees                                                              655
   Custodian Fees                                                                                381
   Legal Fees                                                                                      8
   Audit Fees                                                                                     12
   Shareholders' Reports                                                                          14
   Trustees' Fees and Expenses                                                                    10
   Other                                                                                          42
                                                                                       -------------
          Total Expenses                                                                       4,382
                                                                                       -------------
   NET INVESTMENT INCOME (LOSS)                                                               57,685
                                                                                       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                                     62,333
   Net Realized Gain (Loss) on Foreign Currency Transactions                                     (82)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                             (67,392)
      Translation of Foreign Currency Denominated Amounts                                       (654)
                                                                                       -------------

   NET GAIN (LOSS)                                                                            (5,795)
                                                                                       -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $      51,890
                                                                                       =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                         SIX MONTHS        YEAR
                                                                                            ENDED          ENDED
                                                                                           MAY 31,       NOV. 30,
                                                                                            2005           2004
                                                                                        ------------    ------------
                                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                         $     57,685    $     49,525
   Net Realized Gain (Loss) on Investment Securities Sold                                     62,333         115,062
   Net Realized Gain (Loss) on Foreign Currency Transactions                                     (82)           (332)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                             (67,392)        436,284
      Translation of Foreign Currency Denominated Amounts                                       (654)            162
                                                                                        ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                     51,890         600,701
                                                                                        ------------    ------------
Distributions From:
   Net Investment Income                                                                     (26,491)        (44,310)
   Net Short-Term Gains                                                                       (2,493)             --
   Net Long-Term Gains                                                                      (104,987)             --
                                                                                        ------------    ------------
          Total Distributions                                                               (133,971)        (44,310)
                                                                                        ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                             664,859         728,312
   Shares Issued in Lieu of Cash Distributions                                               131,569          42,852
   Shares Redeemed                                                                           (42,329)       (128,290)
                                                                                        ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                            754,099         642,874
                                                                                        ------------    ------------
          Total Increase (Decrease)                                                          672,018       1,199,265

NET ASSETS
   Beginning of Period                                                                     2,804,043       1,604,778
                                                                                        ------------    ------------
   End of Period                                                                        $  3,476,061    $  2,804,043
                                                                                        ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                             41,322          51,724
    Shares Issued in Lieu of Cash Distributions                                                8,398           3,072
    Shares Redeemed                                                                           (2,638)         (9,358)
                                                                                        ------------    ------------
                                                                                              47,082          45,438
                                                                                        ============    ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS         YEAR             YEAR             YEAR             YEAR             YEAR
                                     ENDED           ENDED            ENDED            ENDED            ENDED            ENDED
                                    MAY 31,        NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                     2005            2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value,
   Beginning of Period           $      16.04    $      12.40     $       9.33     $      10.15     $      12.07     $      13.18
                                 ------------    ------------     ------------     ------------     ------------     ------------

INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income
      (Loss)                             0.27            0.33             0.27             0.24             0.27             0.27
   Net Gains (Losses) on
      Securities (Realized
      and Unrealized)                    0.10            3.61             3.06            (0.78)           (1.49)           (0.31)
                                 ------------    ------------     ------------     ------------     ------------     ------------
      Total from Investment
         Operations                      0.37            3.94             3.33            (0.54)           (1.22)           (0.04)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                (0.15)          (0.30)           (0.25)           (0.25)           (0.27)           (0.26)
   Net Realized Gains                   (0.60)             --            (0.01)           (0.03)           (0.43)           (0.81)
                                 ------------    ------------     ------------     ------------     ------------     ------------
      Total Distributions               (0.75)          (0.30)           (0.26)           (0.28)           (0.70)           (1.07)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
   Period                        $      15.66    $      16.04     $      12.40     $       9.33     $      10.15     $      12.07
=================================================================================================================================
Total Return                             2.31%#         32.15%           36.24%           (5.53)%         (10.75)%          (0.51)%
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period
   (thousands)                   $  3,476,061    $  2,804,043     $  1,604,778     $  1,125,467     $  1,208,100     $  1,553,481
Ratio of Expenses to
   Average Net Assets                    0.27%*          0.28%            0.30%            0.30%            0.29%            0.29%
Ratio of Net Investment
   Income to Average Net
   Assets                                3.55%*          2.35%            2.61%            2.36%            2.32%            2.13%
Portfolio Turnover Rate                     5%#            15%              14%              18%               6%               9%

*   Annualized
#   Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $50,660.

      4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

      Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

      For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

         Purchases                                          $ 843,507
         Sales                                                165,589

      There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

E. FEDERAL INCOME TAXES:

      The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                                  ORDINARY
                                                                 INCOME AND
                                                                 SHORT-TERM       LONG-TERM
                                                                CAPITAL GAINS   CAPITAL GAINS    TOTAL
                                                                -------------   -------------   --------
      2004                                                      $      44,310              --   $ 44,310
      2003                                                             30,082   $       1,177     31,259

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                           TOTAL NET
                                                                         DISTRIBUTABLE
                                         UNDISTRIBUTED   UNDISTRIBUTED     EARNINGS
                                        NET INVESTMENT     LONG-TERM     (ACCUMULATED
                                            INCOME       CAPITAL GAINS      LOSSES)
                                        --------------   -------------   -------------
                                        $       22,727   $     104,819   $     127,546

      Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $10,083,171 and $12,003,955, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

      At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                   NET
                                                                               UNREALIZED
                                   FEDERAL       UNREALIZED     UNREALIZED    APPRECIATION/
                                  TAX COST      APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                ------------    ------------   ------------  --------------
                                $  3,763,356    $    692,851   $    (91,304) $      601,547

F. FINANCIAL INSTRUMENTS:

      In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

      2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

G. COMPONENTS OF NET ASSETS:

      At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                             UNREALIZED
                          ACCUMULATED     ACCUMULATED     ACCUMULATED       APPRECIATION
                              NET        NET REALIZED     NET REALIZED     (DEPRECIATION)     UNREALIZED
                           INVESTMENT     GAIN (LOSS)       FOREIGN        OF INVESTMENT      NET FOREIGN
             PAID-IN         INCOME      OF INVESTMENT      EXCHANGE       SECURITIES AND      EXCHANGE      TOTAL NET
             CAPITAL         (LOSS)       SECURITIES      GAIN (LOSS)     FOREIGN CURRENCY    GAIN (LOSS)      ASSETS
           -----------    -----------    -------------    ------------    ----------------    -----------    -----------
           $ 2,771,495    $    49,058    $      54,235    $        (82)   $        601,647    $      (292)   $ 3,476,061

H. LINE OF CREDIT:

      The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. Borrowings by the Series under the line of credit for the six months ended May 31, 2005 were as follows:

                                                                                    MAXIMUM AMOUNT
                           WEIGHTED        WEIGHTED       NUMBER OF     INTEREST       BORROWED
                            AVERAGE         AVERAGE         DAYS         EXPENSE        DURING
                         INTEREST RATE   LOAN BALANCE    OUTSTANDING    INCURRED      THE PERIOD
                         -------------   ------------    -----------    --------    --------------
                                  3.76%  $    241,250              1    $     25    $      241,250

      At May 31, 2005, The DFA International Value Series had an outstanding borrowing under the line of credit of $241,250 plus accrued interest.

      The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2005.

I. SECURITIES LENDING:

      As of May 31, 2005, the Series had securities on loan to broker/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

      The cash collateral received by the Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

      The Series paid fees for securities lending for the period ended May 31, 2005, which have been netted against the Income from Securities Lending on the Statements of Operations. For the six months ended May 31, 2005 the fees were approximately $1,219,000.

J. CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                 BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the series (the "Fund").

      Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreement.

      At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

      When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

      In considering the performance of the Fund, the Board analyzed the Lipper reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

      When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

      The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

      The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

      After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2.    CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Please see schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each master fund/underlying fund in which a series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

------------------------------------------------------------ ----------------------------------------------------------
NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS          RELATIONSHIP TO SERIES OF THE REGISTRANT
PROVIDED
------------------------------------------------------------ ---------------------------------------------------------
DFA Real Estate Securities Portfolio                         An underlying fund for Global Equity Portfolio, Global
                                                             60/40 Portfolio and Global 25/75 Portfolio
------------------------------------------------------------ ---------------------------------------------------------
Large Cap International Portfolio                            An underlying fund for Global Equity Portfolio, Global
                                                             60/40 Portfolio and Global 25/75 Portfolio
------------------------------------------------------------ ---------------------------------------------------------
The U.S. Large Company Series                                Master fund for U.S. Large Company Institutional Index
                                                             Portfolio and an underlying fund for Global Equity
                                                             Portfolio, Global 60/40 Portfolio and Global 25/75
                                                             Portfolio
------------------------------------------------------------ ---------------------------------------------------------
The U.S. Large Cap Value Series                              Master fund for U.S. Large Cap Value Portfolio II, U.S.
                                                             Large Cap Value Portfolio III and LWAS/DFA U.S. High
                                                             Book to Market Portfolio and an underlying fund for
                                                             Global Equity Portfolio, Global 60/40 Portfolio and
                                                             Global 25/75 Portfolio
------------------------------------------------------------ ---------------------------------------------------------
The U.S. Small Cap Value Series                              Master fund for U.S. Small Cap Value Portfolio II
------------------------------------------------------------ ---------------------------------------------------------
The U.S. Small Cap Series                                    An underlying fund for Global Equity Portfolio, Global
                                                             60/40 Portfolio and Global 25/75 Portfolio
------------------------------------------------------------ ---------------------------------------------------------
The DFA International Value Series                           Master fund for DFA International Value Portfolio, DFA
                                                             International Value Portfolio II, DFA International
                                                             Value Portfolio III and DFA International Value
                                                             Portfolio IV and an underlying fund for Global Equity
                                                             Portfolio, Global 60/40 Portfolio and Global 25/75
                                                             Portfolio
------------------------------------------------------------ ---------------------------------------------------------
The Japanese Small Company Series                            An underlying fund for Global Equity Portfolio, Global
                                                             60/40 Portfolio and Global 25/75 Portfolio
------------------------------------------------------------ ---------------------------------------------------------
The Pacific Rim Small Company Series                         An underlying fund for Global Equity Portfolio, Global
                                                             60/40 Portfolio and Global 25/75 Portfolio
------------------------------------------------------------ ---------------------------------------------------------
The United Kingdom Small Company Series                      An underlying fund for Global Equity Portfolio, Global
                                                             60/40 Portfolio and Global 25/75 Portfolio
------------------------------------------------------------ ---------------------------------------------------------
The Continental Small Company Series                         An underlying fund for Global Equity Portfolio, Global
                                                             60/40 Portfolio and Global 25/75 Portfolio
------------------------------------------------------------ ---------------------------------------------------------
The Emerging Markets Series                                  Master fund for Emerging Markets Portfolio II and an
                                                             underlying fund for Global Equity Portfolio, Global
                                                             60/40 Portfolio and Global 25/75 Portfolio
------------------------------------------------------------ ---------------------------------------------------------
The Emerging Markets Small Cap Series                        An underlying fund for Global Equity Portfolio, Global
                                                             60/40 Portfolio and Global 25/75 Portfolio
------------------------------------------------------------ ---------------------------------------------------------
Dimensional Emerging Markets Value Fund Inc.                 An underlying fund for Global Equity Portfolio, Global
                                                             60/40 Portfolio and Global 25/75 Portfolio
------------------------------------------------------------ ---------------------------------------------------------
The Tax-Managed U.S. Marketwide Value Series                 Master fund for Tax-Managed U.S. Marketwide Value
                                                             Portfolio II
------------------------------------------------------------ ---------------------------------------------------------

                      DFA REAL ESTATE SECURITIES PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (95.5%)
Real Estate Investment Trusts -- (95.5%)
         Acadia Realty Trust                                                                194,600    $      3,298,470
         Affordable Residential Communities                                                 254,100           3,130,512
         Agree Realty Corp.                                                                  47,500           1,365,625
    *    Alexander's, Inc.                                                                   14,000           3,609,620
         Alexandria Real Estate Equities, Inc.                                              121,800           8,440,740
         AMB Property Corp.                                                                 515,200          20,767,712
    *    America First Apartment Investors, Inc.                                              3,000              33,900
         American Campus Communites, Inc.                                                    47,400             971,700
         American Land Lease, Inc.                                                           46,200             997,920
    #    AmeriVest Properties, Inc.                                                         148,900             655,160
         AMLI Residential Properties Trust                                                  158,800           4,563,912
         Apartment Investment & Management Co. Class A                                      588,100          21,818,510
         Archstone-Smith Trust                                                            1,238,655          45,607,277
         Arden Realty Group, Inc.                                                           411,200          14,104,160
    *    Ashford Hospitality Trust                                                          253,500           2,524,860
         Associated Estates Realty Corp.                                                    122,200           1,057,030
    #    AvalonBay Communities, Inc.                                                        451,900          33,833,753
         Bedford Property Investors, Inc.                                                   101,900           2,361,023
         BioMed Realty Trust, Inc.                                                          194,900           4,356,015
         BNP Residential Properties, Inc.                                                    41,700             655,524
    #    Boston Properties, Inc.                                                            674,400          45,043,176
    *    Boykin Lodging Co.                                                                 108,200           1,146,920
         Brandywine Realty Trust                                                            344,900           9,712,384
         BRE Properties, Inc. Class A                                                       314,800          12,132,392
    *    Burnham Pacific Properties, Inc.                                                    12,500               1,013
         Camden Property Trust                                                              321,600          16,597,776
    #    Capital Automotive                                                                 285,403          10,211,719
         CarrAmerica Realty Corp.                                                           334,900          11,577,493
         CBL & Associates Properties, Inc.                                                  191,500          15,601,505
         Cedar Shopping Centers, Inc.                                                       114,700           1,551,891
         CenterPoint Properties Trust                                                       301,800          12,615,240
         Colonial Properties Trust                                                          246,156          10,043,165
         Commercial Net Lease Realty                                                        318,075           6,170,655
         Corporate Office Properties Trust                                                  225,800           6,306,594
         Cousins Properties, Inc.                                                           311,500           8,827,910
         Crescent Real Estate Equities, Inc.                                                698,200          12,839,898
         CRT Properties, Inc.                                                               197,300           4,535,927
         Developers Diversified Realty Corp.                                                672,299          30,656,834
    *    Digital Realty Trust, Inc.                                                          56,500             847,500
         Duke Realty Corp.                                                                  889,200          27,449,604
         EastGroup Properties, Inc.                                                         135,900           5,533,848
         Entertainment Properties Trust                                                     156,000           6,942,000

         Equity Inns, Inc.                                                                  334,600           4,011,854
         Equity Lifestyle Properties, Inc.                                                  143,700           5,451,978
         Equity Office Properties Trust                                                   2,521,063          81,909,337
         Equity One, Inc.                                                                   457,476           9,785,412
         Equity Residential                                                               1,777,000          63,794,300
         Essex Property Trust, Inc.                                                         142,800          11,424,000
         Extra Space Storage, Inc.                                                          162,993           2,347,099
         Federal Realty Investment Trust                                                    325,200          17,951,040
    *    FelCor Lodging Trust, Inc.                                                         369,800           5,147,616
    #    First Industrial Realty Trust, Inc.                                                266,300          10,332,440
    *    First Potomac Realty Trust                                                          27,500             622,875
  * #    First Union Real Estate Equity & Mortgage Investments                              178,500             658,665
         Gables Residential Trust                                                           181,900           6,622,979
    #    General Growth Properties                                                        1,462,200          56,923,446
         Glenborough Realty Trust, Inc.                                                     223,500           4,516,935
         Glimcher Realty Trust                                                              220,700           5,683,025
         Global Signal, Inc.                                                                323,300          11,260,539
    *    Golf Trust America, Inc.                                                            40,300              58,032
    *    Government Properties Trust, Inc.                                                   71,700             652,470
         Heritage Property Investment Trust                                                 286,300           9,301,887
         Hersha Hospitality Trust                                                           125,800           1,197,616
    *    Highland Hospitality Corp.                                                         229,800           2,435,880
         Highwood Properties, Inc.                                                          328,000           9,026,560
    *    HMG Courtland Properties, Inc.                                                       2,400              25,680
         Home Properties of New York, Inc.                                                  200,990           8,280,788
         Hospitality Properties Trust                                                       410,100          18,011,592
         Host Marriott Corp.                                                              2,185,400          36,605,450
         HRPT Properties Trust                                                            1,218,400          14,413,672
         Humphrey Hospitality Trust                                                          74,200             330,190
         Inland Real Estate Corp.                                                           409,400           6,386,640
         Innkeepers USA Trust                                                               265,200           3,582,852
         Kilroy Realty Corp.                                                                177,100           8,001,378
         Kimco Realty Corp.                                                                 684,550          39,539,608
    *    Kite Realty Group Trust                                                             40,600             592,354
         Lasalle Hotel Properties                                                           183,400           5,667,060
         Lexington Corporate Properties Trust                                               304,600           7,014,938
         Liberty Property Trust                                                             530,600          21,908,474
         Macerich Co.                                                                       364,200          22,955,526
         Mack-Cali Realty Corp.                                                             381,700          16,829,153
         Maguire Properties, Inc.                                                           264,400           6,914,060
         Malan Realty Investors, Inc.                                                        19,100              70,479
         Maxus Realty Trust, Inc.                                                             1,700              22,950
    *    Meristar Hospitality Corp.                                                         542,100           4,548,219
         Mid-America Apartment Communities, Inc.                                            140,500           5,690,250
         Mills Corp.                                                                        335,400          19,278,792
         Mission West Properties, Inc.                                                      112,200           1,065,900
         Monmouth Real Estate Investment Corp. Class A                                      110,458             849,422
         New Plan Excel Realty Trust                                                        628,400          16,929,096
         One Liberty Properties, Inc.                                                        61,100           1,163,955
         Pan Pacific Retail Properties, Inc.                                                247,831          15,824,009
    *    Paragon Real Estate Equity & Investment Trust                                       10,700               1,284
         Parkway Properties, Inc.                                                            87,200           4,207,400
         Pennsylvania Real Estate Investment Trust                                          242,981          10,691,164
    *    Philips International Realty Corp.                                                  14,400                 504
         Post Properties, Inc.                                                              245,300           8,045,840

         Prentiss Properties Trust                                                          275,800           9,515,100
    *    Prime Group Realty Trust                                                           127,900             915,764
    #    ProLogis                                                                         1,145,700          46,790,388
         PS Business Parks, Inc.                                                            135,600           5,565,024
         Public Storage, Inc.                                                               803,400          48,308,442
         Ramco-Gershenson Properties Trust                                                  102,600           2,847,150
         Realty Income Corp.                                                                490,400          12,073,648
         Reckson Associates Realty Corp.                                                    497,901          15,728,693
         Regency Centers Corp.                                                              384,700          21,485,495
    #    Roberts Realty Investors, Inc.                                                      14,400             110,160
         Saul Centers, Inc.                                                                 102,300           3,391,245
         Senior Housing Properties Trust                                                    424,700           7,640,353
         Shurgard Storage Centers, Inc. Class A                                             284,600          12,422,790
         Simon Property Group, Inc.                                                       1,353,997          93,046,674
         Simon Property Group, L.P.                                                          66,210           3,972,600
         Sizeler Property Investors, Inc.                                                    99,500           1,194,000
         SL Green Realty Corp.                                                              253,900          15,729,105
         Sovran Self Storage, Inc.                                                           97,900           4,365,361
         Strategic Hotel Capital, Inc.                                                      179,200           2,922,752
         Sun Communities, Inc.                                                              112,400           4,046,400
         Sunstone Hotel Investors, Inc.                                                     212,900           4,898,829
         Tanger Factory Outlet Centers, Inc.                                                167,900           4,064,859
  * #    Tarragon Corp.                                                                     149,195           3,270,354
         Taubman Centers, Inc.                                                              307,400           9,756,876
         Town & Country Trust                                                               105,000           2,892,750
         Trizec Properties, Inc.                                                            953,700          18,606,687
         Trustreet Properties, Inc.                                                         151,900           2,392,425
         United Dominion Realty Trust, Inc.                                                 833,900          19,221,395
         United Mobile Homes, Inc.                                                           54,700             801,355
         Urstadt Biddle Properties, Inc.                                                     19,800             325,314
         Urstadt Biddle Properties, Inc. Class A                                            114,200           1,879,732
         U-Store-It Trust                                                                   127,500           2,409,750
         Vornado Realty Trust                                                               775,400          61,023,980
         Washington Real Estate Investment Trust                                            257,200           7,998,920
         Weingarten Realty Investors                                                        543,500          20,658,435
         Winston Hotels, Inc.                                                               161,700           1,697,850
                                                                                                       ----------------
Total Real Estate Investment Trusts
(Cost $1,096,101,372)                                                                                     1,531,034,186
                                                                                                       ----------------

TOTAL COMMON STOCKS
(Cost $1,096,101,372)                                                                                     1,531,034,186
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                         (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
      ^  Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
         (Collateralized by $128,705,000 U.S. STRIPS 6.125%, 11/15/27, valued at
         $46,244,994) to be repurchased at $45,340,256 (Cost $45,336,579)          $         45,337          45,336,579
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $26,333,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $26,365,916) to be repurchased at $25,978,085 (Cost $25,976,000)                    25,976          25,976,000
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $71,312,579)                                                                                           71,312,579
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,167,413,951)                                                                                  $  1,602,346,765
                                                                                                       ----------------

----------
+        See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
     UNITED KINGDOM -- (21.3%)
     COMMON STOCKS -- (21.3%)
               3I Group P.L.C.                                                               47,318    $        594,438
               Aegis Group P.L.C.                                                            93,242             165,345
               Aggreko P.L.C.                                                                20,000              70,480
               Alliance & Leicester P.L.C.                                                   46,652             725,947
               Alliance Unichem P.L.C.                                                       46,743             698,703
               Allied Domecq P.L.C.                                                         105,124           1,324,067
               Amec P.L.C.                                                                   26,046             159,010
               Amvescap P.L.C.                                                               81,593             478,659
               Anglo America P.L.C.                                                         147,129           3,505,501
               Antofagasta P.L.C.                                                            38,710             812,567
               Arm Holdings P.L.C.                                                          124,215             244,467
               Arriva P.L.C.                                                                 17,572             169,943
               Associated British Foods P.L.C.                                              156,137           2,269,990
               Associated British Ports Holdings P.L.C.                                      28,575             253,370
               Aviva P.L.C.                                                                 217,315           2,431,366
               AWG P.L.C.                                                                    13,189             214,592
               BAA P.L.C.                                                                   101,758           1,151,096
               BAE Systems P.L.C.                                                           304,982           1,493,891
               Balfour Beatty P.L.C.                                                         38,213             224,245
               Barclays P.L.C                                                               630,263           5,972,908
               Barratt Developments P.L.C.                                                   21,581             259,174
               BBA Group P.L.C.                                                              37,724             206,081
               Bellway P.L.C.                                                                10,083             156,096
               BG Group P.L.C.                                                              335,914           2,543,817
               BHP Billiton P.L.C.                                                          234,473           2,834,078
               BOC Group P.L.C.                                                              38,519             703,446
               Boots Group P.L.C.                                                            67,524             744,109
               Bovis Homes Group P.L.C.                                                       9,923             123,351
               BP Amoco P.L.C.                                                            2,029,664          20,356,813
               BPB P.L.C.                                                                    44,716             416,570
               Bradford & Bingley P.L.C.                                                     58,335             326,839
               Brambles Industries P.L.C.                                                    66,589             364,051
               Britannic P.L.C.                                                              16,713             155,117
            *  British Airways P.L.C.                                                       184,946             921,270
               British American Tobacco P.L.C.                                              273,139           5,184,939
               British Land Co. P.L.C.                                                       47,925             758,219
               British Sky Broadcasting Group P.L.C.                                        272,457           2,701,753
               Brixton P.L.C.                                                                23,087             154,405
               BT Group P.L.C.                                                              807,511           3,133,717
            *  BTG P.L.C.                                                                     5,600              14,319
               Bunzl P.L.C.                                                                  40,785             398,012
               Cable and Wireless P.L.C.                                                    217,095             528,702
               Cadbury Schweppes P.L.C.                                                     196,938           1,918,147

           *   Cairn Energy P.L.C.                                                           13,970             308,089
               Capita Group P.L.C.                                                           60,892             424,340
               Carnival P.L.C.                                                               17,221             942,788
               Carpetright P.L.C.                                                             8,513             133,826
               Carphone Warehouse Group P.L.C.                                              182,534             545,501
               Cattles P.L.C.                                                                24,806             143,449
               Centrica P.L.C.                                                              352,500           1,485,992
               Close Brothers Group P.L.C.                                                   14,870             197,300
               Cobham P.L.C.                                                                 10,041             257,187
               Collins Stewart Tullett P.L.C.                                                22,435             172,015
         # *   Colt Telecom Group P.L.C.                                                    192,155             181,459
               Compass Group P.L.C.                                                         204,776             806,533
               Computacenter P.L.C.                                                          15,015              67,603
           *   Cookson Group P.L.C.                                                          13,053              77,090
           *   Corus Group P.L.C.                                                           446,515             368,389
               Davis Service Group P.L.C.                                                    18,246             146,948
               De La Rue P.L.C.                                                              12,250              84,204
               Diageo P.L.C.                                                                282,174           4,058,389
               Dixons Group P.L.C.                                                          175,098             480,399
               DX Services P.L.C.                                                             7,451              46,747
           *   Easyjet P.L.C.                                                                52,671             215,739
           *   Egg P.L.C.                                                                    98,437             197,552
               Electrocomponents P.L.C.                                                      39,172             185,572
               Emap P.L.C.                                                                   23,642             345,692
               EMI Group P.L.C.                                                              72,649             327,857
               Enterprise Inns P.L.C.                                                        31,451             443,955
               First Choice Holidays P.L.C.                                                  47,135             154,845
               Firstgroup P.L.C.                                                             36,648             211,275
               FKI P.L.C.                                                                    52,392              91,939
               Friends Provident P.L.C.                                                     209,193             663,777
               Gallaher Group P.L.C.                                                         62,237             958,719
               General Electric Co.                                                          22,898             841,099
               GKN P.L.C.                                                                    64,999             297,801
               Glaxosmithkline P.L.C.                                                       556,137          13,764,313
               Go-Ahead Group P.L.C.                                                          3,736              91,616
               Great Portland Estates P.L.C.                                                 11,008              72,067
               Great Universal Stores P.L.C.                                                 94,865           1,460,716
               Greene King P.L.C.                                                             6,207             138,985
               Group 4 Securicor P.L.C.                                                      89,820             224,254
               Hammerson P.L.C.                                                              25,492             420,476
               Hanson P.L.C.                                                                 70,011             645,697
               Hays P.L.C.                                                                  151,308             341,690
               HBOS P.L.C.                                                                  381,407           5,547,718
           *   Henderson Group P.L.C.                                                       136,500             154,350
               Hilton Group P.L.C.                                                          151,980             784,450
               HMV Group P.L.C.                                                              37,627             155,423
               HSBC Holdings P.L.C.                                                       1,080,317          17,084,223
               ICAP P.L.C.                                                                   64,402             321,348
               IMI P.L.C.                                                                    31,802             238,421
               Imperial Chemical Industries P.L.C.                                          109,590             506,805
               Imperial Tobacco Group P.L.C.                                                 68,712           1,858,737
               Inchcape P.L.C.                                                                7,420             263,531
               InterContinental Hotels Group P.L.C.                                          56,166             652,269
               International Power P.L.C.                                                   135,538             476,892

               Intertek Group P.L.C.                                                         12,740             174,817
           *   Invensys P.L.C.                                                              477,720              97,784
               ISIS Asset Management P.L.C.                                                  46,394             194,976
               Isoft Group P.L.C.                                                            19,129             139,333
               ITV P.L.C.                                                                   288,809             600,519
               Jardine Lloyd Thompson Group P.L.C.                                           21,550             136,864
               Johnson Matthey P.L.C.                                                        19,864             352,975
               Johnston Press P.L.C.                                                         31,946             273,141
               Kelda Group P.L.C.                                                            34,560             404,213
               Kesa Electricals P.L.C.                                                       47,659             231,840
               Kingfisher P.L.C.                                                            223,029           1,042,556
               Land Securities Group P.L.C.                                                  44,468           1,153,534
               Legal and General Group P.L.C.                                               618,036           1,217,142
               Liberty International P.L.C.                                                  39,267             698,214
               Lloyds TSB Group P.L.C.                                                      557,469           4,592,496
               Logicacmg P.L.C.                                                              33,214             102,670
               Lonmin P.L.C.                                                                 13,023             242,967
               Man Group P.L.C.                                                              32,195             770,751
               Manchester United P.L.C.                                                      30,345             164,033
           *   Marconi Corp. P.L.C.                                                          18,441             100,747
               Marks & Spencer Group P.L.C.                                                 204,766           1,256,309
               Matalan P.L.C.                                                                45,690             153,049
               Meggitt P.L.C.                                                                39,217             208,269
               MFI Furniture Group P.L.C.                                                    52,153             101,350
               Millennium and Copthorne Hotels P.L.C.                                        38,892             251,564
               Misys P.L.C.                                                                  50,290             197,659
               Mitchells & Butlers P.L.C.                                                    47,001             276,545
               Morrison (Wm.) Supermarkets P.L.C.                                           278,508             957,094
           *   MyTravel Group P.L.C. Series A                                                22,000               1,990
               National Express Group P.L.C.                                                 11,282             177,943
               National Grid Group P.L.C.                                                   293,541           2,867,395
               Next P.L.C.                                                                   24,719             646,450
               Northern Foods P.L.C.                                                         37,322             106,382
               Northern Rock P.L.C.                                                          40,016             535,637
           *   O2 P.L.C.                                                                    613,859           1,422,183
               Ocean Group P.L.C.                                                            28,112             433,533
               Pearson P.L.C.                                                                77,971             932,804
               Peninsular & Oriental Steam Navigation P.L.C.                                 66,687             376,146
               Pennon Group P.L.C.                                                           11,263             206,397
               Persimmon P.L.C.                                                              27,757             376,810
               Pilkington P.L.C.                                                            135,509             285,278
               Premier Farnell P.L.C.                                                        30,487              89,883
               Provident Financial P.L.C.                                                    17,113             209,143
               Prudential Corp. P.L.C.                                                      225,662           2,002,268
               Punch Taverns, Ltd.                                                           22,497             278,888
               Rank Group P.L.C.                                                             61,189             298,083
               Reckitt Benckiser P.L.C.                                                      80,054           2,444,239
               Reed International P.L.C.                                                    121,003           1,153,837
           *   Regus Group P.L.C.                                                            95,569             156,665
               Rentokill Initial P.L.C.                                                     166,530             446,811
               Reuters Holdings Group P.L.C.                                                136,336             957,946
               Rexam P.L.C.                                                                  50,658             443,369
               Rio Tinto P.L.C.                                                             101,446           3,011,521
           *   Rolls Royce Group P.L.C.                                                     177,791             876,638

           *   Rolls Royce Group P.L.C. Class B                                           8,429,800              15,318
               Royal & Sun Alliance Insurance Group P.L.C.                                  267,928             375,227
               Royal Bank of Scotland Group P.L.C.                                          303,894           8,917,233
               Sabmiller P.L.C.                                                             124,801           1,916,502
               Sage Group P.L.C.                                                            117,928             463,117
               Sainsbury (J.) P.L.C.                                                        198,701           1,033,133
               Schroders P.L.C.                                                              33,726             464,153
               Scottish & Newcastle P.L.C.                                                   93,185             805,151
               Scottish Hydro-Electric P.L.C.                                                79,968           1,426,204
               Scottish Power P.L.C.                                                        173,475           1,461,289
               Serco Group P.L.C.                                                            39,172             179,317
               Severn Trent P.L.C.                                                           32,867             604,822
               Shell Transport & Trading Co., P.L.C.                                        885,490           7,692,869
               Shire Pharmaceuticals Group P.L.C.                                            43,525             461,914
               Signet Group P.L.C.                                                          164,896             308,066
               Slough Estates P.L.C.                                                         37,702             352,229
               Smith & Nephew P.L.C.                                                         89,664             885,668
               Smith (WH) P.L.C.                                                             13,348              86,788
               Smiths Industries P.L.C.                                                      53,441             854,424
               Somerfield P.L.C.                                                             48,928             175,419
           *   Spirent P.L.C.                                                                72,279              60,839
               SSL International P.L.C.                                                      12,000              60,875
               Stagecoach Group P.L.C.                                                      120,769             242,712
               Standard Chartered P.L.C.                                                    125,919           2,279,357
               T&F Informa Group P.L.C.                                                      28,437             210,601
               Tate & Lyle P.L.C.                                                            49,954             429,818
               Taylor Nelson AGB P.L.C.                                                      36,013             140,595
               Taylor Woodrow P.L.C.                                                         55,846             321,482
               Tesco P.L.C.                                                                 736,698           4,194,107
           *   The Berkeley Group Holdings P.L.C.                                            10,535             158,316
           *   TI Automotive P.L.C. Series A                                                 18,000                   0
               Tomkins P.L.C.                                                                71,196             348,620
               Travis Perkins P.L.C.                                                         11,935             378,927
               Trinity Mirror P.L.C.                                                         27,900             315,848
               Tullow Oil P.L.C.                                                             54,536             165,740
               Unilever P.L.C.                                                              290,187           2,831,477
               United Business Media P.L.C.                                                  31,939             290,180
               United Utilities P.L.C.                                                       74,036             912,058
               Viridian Group P.L.C.                                                         10,986             148,021
               Vodafone Group P.L.C.                                                      6,136,607          15,449,029
               Whitbread P.L.C.                                                              23,704             391,389
               William Hill P.L.C.                                                           36,278             326,312
               Wilson Bowden P.L.C.                                                          12,801             265,146
               Wimpey (George) P.L.C.                                                        35,916             278,131
               Wolseley P.L.C.                                                               55,981           1,144,207
               Wolverhampton & Dudley Breweries P.L.C.                                        6,548             131,867
               Wood Group (John) P.L.C.                                                      28,221              75,163
               WPP Group P.L.C.                                                             124,799           1,330,147
               Xstrata P.L.C.                                                                95,888           1,718,805
               Yell Group P.L.C.                                                             66,922             496,898
               Zeneca Group P.L.C.                                                          155,158           6,574,255
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $197,422,630)                                                                                    235,913,076
                                                                                                       -----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   British Pound Sterling                                                                           138,318
                                                                                                       ----------------
     (Cost $141,510)
     TOTAL -- UNITED KINGDOM
     (Cost $197,564,140)                                                                                    236,051,394
                                                                                                       ----------------

     JAPAN -- (19.2%)
     COMMON STOCKS -- (19.2%)
               Acom Co., Ltd.                                                                 7,500             480,023
               Aderans Co., Ltd.                                                              3,000              69,464
               Advantest Corp.                                                                7,370             553,305
               AEON Co., Ltd.                                                                48,700             749,427
               Aeon Credit Service, Ltd.                                                      2,700             171,676
           *   Aeon Mall Co., Ltd.                                                            2,300              77,029
               Aichi Bank, Ltd.                                                                 500              47,126
               Aichi Steel Corp.                                                              5,000              25,506
               Aiful Corp.                                                                    9,900             726,480
               AIOI Insurance Co., Ltd.                                                      54,000             267,548
               Air Water, Inc.                                                                9,000              67,395
               Aisin Seiki Co., Ltd.                                                         25,600             568,095
               Ajinomoto Co., Inc.                                                           39,000             430,655
               Akita Bank, Ltd.                                                               6,000              27,132
               Alfresa Holdings Corp.                                                         1,800              82,661
           #   All Nippon Airways Co., Ltd.                                                 190,000             597,452
           #   Alps Electric Co., Ltd.                                                       13,000             196,419
               Amada Co., Ltd.                                                               27,000             183,331
               Amano Corp.                                                                    3,000              31,149
               Anritsu Corp.                                                                  6,000              36,051
               AOC Holdings, Inc.                                                             3,600              50,244
               Aoyama Trading Co., Ltd.                                                       3,400              82,376
               Ariake Japan Co., Ltd.                                                         1,210              28,521
               Arisawa Manufacturing Co., Ltd.                                                1,540              44,468
               Asahi Breweries, Ltd.                                                         35,700             433,103
               Asahi Denka Kogyo KK                                                           5,000              51,357
               Asahi Glass Co., Ltd.                                                         94,000           1,012,959
               Asahi Kasei Corp.                                                             97,000             472,639
               Asatsu-Dk, Inc.                                                                2,600              74,717
           *   Ashikaga Financial Group, Inc.                                                41,000                   0
               Autobacs Seven Co., Ltd.                                                       1,800              56,227
               Avex, Inc.                                                                     1,000              13,264
               Awa Bank, Ltd.                                                                14,000              83,518
               Bandai Co., Ltd.                                                               5,000             103,166
               Bank of Ikeda, Ltd.                                                            1,100              55,847
               Bank of Iwate, Ltd.                                                            1,100              62,637
           #   Bank of Kyoto, Ltd.                                                           20,000             167,802
               Bank of Nagoya, Ltd.                                                          11,000              64,580
               Bank of Yokohama, Ltd.                                                        97,000             554,847
               Benesse Corp.                                                                  7,700             244,436
               Bosch Automotive Systems Corp.                                                30,000             148,737
               Bridgestone Corp.                                                             61,000           1,199,359
               Brother Industries, Ltd.                                                      19,000             174,272

               Calsonic Corp.                                                                15,000              82,976
               Canon, Inc.                                                                   71,000           3,839,342
               Capcom Co., Ltd.                                                               2,000              18,735
               Casio Computer Co., Ltd.                                                      18,000             251,029
           *   Cawachi, Ltd.                                                                    600              26,239
               Central Glass Co., Ltd.                                                       14,000              88,988
               Central Japan Railway Co.                                                        254           2,043,625
               Chiba Bank, Ltd.                                                              59,000             400,355
               Chiyoda Corp.                                                                 11,000             130,997
               Chubu Electric Power Co., Ltd.                                                58,100           1,347,826
               Chudenko Corp.                                                                 2,700              42,327
               Chugai Pharmaceutical Co., Ltd.                                               54,600             806,502
               Chugoku Bank, Ltd.                                                            15,000             175,400
               Chugoku Electric Power Co., Ltd.                                              25,800             485,743
               Circle K Sunkus Co., Ltd.                                                      5,100             114,395
               Citizen Watch Co., Ltd.                                                       21,000             183,456
               Coca-Cola West Japan Co., Ltd.                                                 4,600             102,898
               Comsys Holdings Corp.                                                          8,000              67,433
               Cosmo Oil Co., Ltd.                                                           37,000             135,282
               Cosmo Securities Co., Ltd.                                                    13,000              23,795
               Credit Saison Co., Ltd.                                                       10,600             351,879
               CSK Corp.                                                                      4,800             170,207
               Culture Convenience Club Co., Ltd.                                             2,300              40,577
               Dai Nippon Ink & Chemicals, Inc.                                              47,000             138,840
               Dai Nippon Pharmaceutical Co., Ltd.                                           10,000              95,870
               Dai Nippon Printing Co., Ltd.                                                 58,000             915,031
               Dai Nippon Screen Mfg. Co., Ltd.                                              15,000             101,886
               Daibiru Corp.                                                                  7,000              51,528
               Daicel Chemical Industries, Ltd.                                              19,000              98,634
               Daido Steel Co., Ltd.                                                         27,000             109,653
               Daiei OMC, Inc.                                                                6,000              71,538
         # *   Daiei, Inc.                                                                    3,500              60,487
               Daifuku Co., Ltd.                                                              3,000              25,019
               Daihatsu Motor Co., Ltd.                                                      28,000             206,480
               Dai-Ichi Pharmaceutical Co., Ltd.                                             17,900             400,576
               Daikin Industries, Ltd.                                                       18,000             438,145
               Daimaru, Inc.                                                                 16,000             136,964
               Daio Paper Corp.                                                               9,000              69,527
               Daishi Bank, Ltd.                                                             22,000              91,690
               Daito Trust Construction Co., Ltd.                                             9,800             368,187
               Daiwa House Industry Co., Ltd.                                                37,000             407,916
               Daiwa Securities Co., Ltd.                                                   100,000             631,413
               Denki Kagaku Kogyo KK                                                         29,000             101,130
               Denso Corp.                                                                   78,000           1,768,836
               Dentsu, Inc.                                                                     242             599,649
               Diamond City Co., Ltd.                                                         2,300              67,558
               Disco Corp.                                                                    1,700              72,657
               Don Quijote Co., Ltd.                                                            900              49,121
               Dowa Mining Co., Ltd.                                                         20,000             128,823
               East Japan Railway Co.                                                           292           1,447,075
               Ebara Corp.                                                                   20,000              71,888
               Edion Corp.                                                                    5,000              59,606
               Elsai Co., Ltd.                                                               21,300             719,625
               Eneserve Corp.                                                                 1,500              49,045

               Exedy Corp.                                                                    1,700              28,018
               Ezaki Glico Co., Ltd.                                                         10,000              79,817
               Familymart Co., Ltd.                                                           6,000             173,708
               Fancl Corp.                                                                      700              25,743
               Fanuc, Ltd.                                                                   20,800           1,284,474
               Fast Retailing Co., Ltd.                                                      10,200             537,536
               Fuji Electric Co., Ltd.                                                       49,000             148,632
               Fuji Fire & Marine Insurance Co., Ltd.                                        10,000              29,670
               Fuji Heavy Industries                                                         50,000             208,741
               Fuji Oil Co., Ltd.                                                             3,900              40,563
               Fuji Photo Film Co., Ltd.                                                     42,000           1,307,916
               Fuji Soft ABC, Inc.                                                            1,800              52,255
               Fuji Television Network, Inc.                                                    157             321,783
               Fujikura, Ltd.                                                                29,000             146,973
               Fujirebio, Inc.                                                                3,000              58,967
               Fujitsu, Ltd.                                                                153,440             839,059
               Fukui Bank, Ltd.                                                              14,000              53,085
               Fukuoka Bank, Ltd.                                                            43,000             262,412
               Fukuyama Transporting Co., Ltd.                                               11,000              43,241
               Funai Electric Co., Ltd.                                                       2,500             264,556
           *   Furukawa Electric Co., Ltd.                                                   30,000             123,855
               Futaba Industrial Co., Ltd.                                                    2,900              55,096
               Glory, Ltd.                                                                    4,600              77,733
           *   GMO Internet, Inc.                                                             2,000              49,521
               Goldcrest Co., Ltd.                                                              800              38,999
           *   Goodwill Group, Inc.                                                              26              48,002
           *   Gulliver International Co., Ltd.                                                 340              47,907
               Gunma Bank, Ltd.                                                              31,000             184,382
               Gunze, Ltd.                                                                   14,000              61,335
               Hachijuni Bank, Ltd.                                                          38,000             250,834
           #   Hamamatsu Photonics K.K.                                                       4,000              85,658
               Hankyu Corp.                                                                  66,000             242,786
               Hankyu Department Stores, Inc.                                                10,000              60,043
               Hanshin Electric Railway Co., Ltd.                                            21,000              78,326
               Hanwa Co., Ltd.                                                                9,000              29,877
           *   Haseko Corp.                                                                  31,000              65,172
               Heiwa Corp.                                                                    6,700              96,431
               Higo Bank, Ltd.                                                               14,000              99,920
               Hikari Tsushin, Inc.                                                           3,800             225,800
               Hino Motors, Ltd.                                                             53,000             293,583
               Hirose Electric Co., Ltd.                                                      2,700             285,976
               Hiroshima Bank, Ltd.                                                          39,000             168,735
               Hisamitsu Pharmaceutical Co., Inc.                                             4,000              99,912
               Hitachi Cable, Ltd.                                                           18,000              77,609
               Hitachi Chemical Co., Ltd.                                                    17,700             320,040
               Hitachi Construction Machinery Co., Ltd.                                      12,000             141,686
               Hitachi High-Technologies Corp.                                                8,300             128,509
               Hitachi Information Systems, Ltd.                                              1,800              35,045
               Hitachi Koki Co., Ltd.                                                         3,000              27,961
               Hitachi Kokusai Electric, Inc.                                                 5,000              43,730
               Hitachi Maxell, Ltd.                                                           3,700              44,969
               Hitachi Metals, Ltd.                                                          25,000             159,329
               Hitachi Software Engineering Co., Ltd.                                         3,000              50,035
               Hitachi Transport System, Ltd.                                                 7,000              58,303

           *   Hitachi Zosen Corp.                                                           20,000              25,883
               Hitachi, Ltd.                                                                285,000           1,702,890
               Hokkaido Electric Power Co., Inc.                                             13,700             276,229
               Hokkoku Bank, Ltd.                                                            16,000              69,733
               Hokuetsu Paper Mills, Ltd.                                                     9,000              48,943
               Hokugin Financial Group, Inc.                                                 84,000             267,281
               Hokuriku Electric Power Co., Inc.                                             14,100             260,423
               Honda Motor Co., Ltd.                                                         63,700           3,135,294
               Hosiden Corp.                                                                  1,900              19,569
               House Foods Corp.                                                              5,600              78,887
               Hoya Corp.                                                                     8,900             990,832
               Hyakugo Bank, Ltd.                                                            15,000              91,996
               Hyakujishi Bank, Ltd.                                                         19,000             107,838
           #   Ibiden Co., Ltd.                                                               7,700             198,501
           *   Invoice, Inc.                                                                    372              38,210
               Isetan Co., Ltd.                                                              14,300             183,326
               Ishihara Sangyo Kaisha, Ltd.                                                  12,000              26,278
           *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                91,000             129,355
           #   Isuzu Motors, Ltd.                                                            67,000             174,351
               ITO EN, Ltd.                                                                   2,800             133,200
               Itochu Corp.                                                                 105,000             506,814
               Itochu Techno-Science Corp.                                                    4,200             135,120
               Itoham Foods, Inc.                                                            12,000              54,656
               Ito-Yokado Co., Ltd.                                                          30,000           1,012,393
               Iyo Bank, Ltd.                                                                21,000             167,424
               Izumi Co., Ltd.                                                                2,500              60,438
           #   Japan Airlines System Corp.                                                  252,000             722,603
               Japan Airport Terminal Co., Ltd.                                               6,000              56,035
               Japan Aviation Electronics Industry, Ltd.                                      4,000              43,008
               Japan Petroleum Exploration Co., Ltd.                                          4,000             155,210
               JFE Holdings, Inc.                                                            44,300           1,110,011
           *   JFE Shoji Holdings, Inc.                                                       9,000              31,174
               JGC Corp.                                                                     15,000             169,944
               Joyo Bank, Ltd.                                                               55,000             279,617
               Jsr Corp., Tokyo                                                              18,500             388,188
               Juroku Bank, Ltd.                                                             18,000              96,368
               Kadokawa Holdings, Inc.                                                          800              28,447
               Kagoshima Bank, Ltd.                                                          13,000              98,920
               Kajima Corp.                                                                  70,000             238,857
           #   Kaken Pharmaceutical Co., Ltd.                                                 3,000              19,612
               Kamigumi Co., Ltd.                                                            18,000             134,124
               Kandenko Co., Ltd.                                                             8,000              47,050
           *   Kanebo, Ltd.                                                                   1,900               5,281
               Kaneka Corp.                                                                  21,000             218,622
         # *   Kankaku Securities Co., Ltd.                                                  86,000             149,721
               Kansai Electric Power Co., Inc.                                               68,800           1,336,606
               Kansai Paint Co., Ltd., Osaka                                                 16,000              99,468
               Kanto Auto Works, Ltd., Yokosuka                                               2,100              24,664
               Kao Corp.                                                                     42,000             970,731
               Katokichi Co., Ltd.                                                            9,300              65,000
               Kawasaki Heavy Industries, Ltd.                                               99,000             177,166
               Kawasaki Kisen Kaisha, Ltd.                                                   35,000             206,931
               KDDI Corp.                                                                       344           1,573,213
               Keihin Corp.                                                                   4,100              65,415

           #   Keihin Electric Express Railway Co., Ltd.                                     34,000             207,344
               Keio Electric Railway Co., Ltd.                                               43,000             232,548
               Keisei Electric Railway Co., Ltd.                                             19,000              91,627
               Keiyo Bank, Ltd.                                                              17,000              81,195
               Keyence Corp.                                                                  3,200             699,132
               Kikkoman Corp.                                                                12,000             108,651
               Kinden Corp.                                                                  14,000             103,584
               Kinki Nippon Railway Co., Ltd.                                               120,280             358,359
               Kirin Beverage Corp.                                                             900              22,188
               Kirin Brewery Co., Ltd.                                                       70,000             684,696
               Kissei Pharmaceutical Co., Ltd.                                                4,000              76,313
               Kobayashi Pharmaceutical Co., Ltd.                                             1,800              47,125
               Kobe Steel, Ltd.                                                             185,000             321,768
               Koei Co., Ltd.                                                                 2,800              66,634
               Koito Manufacturing Co., Ltd.                                                  7,000              75,263
               Kokuyo Co., Ltd.                                                               8,000             102,572
               Komatsu, Ltd.                                                                 74,000             552,589
               Komeri Co., Ltd.                                                               2,300              58,862
               Komori Corp.                                                                   4,000              60,584
               Konami Co., Ltd.                                                               8,600             171,220
               Konica Corp.                                                                  34,000             303,716
               Kose Corp.                                                                     3,355             113,251
               Koyo Seiko Co.                                                                15,000             194,500
               Kubota Corp.                                                                  88,000             486,445
               Kuraray Co., Ltd.                                                             31,000             274,687
           #   Kuraya Sanseido, Inc.                                                         13,500             179,881
               Kurita Water Industries, Ltd.                                                  7,000             104,033
               Kyocera Corp.                                                                 14,500           1,109,368
               KYORIN Pharmaceutical Co., Ltd.                                                4,000              49,893
               Kyowa Exeo Corp.                                                               5,000              40,926
               Kyowa Hakko Kogyo Co., Ltd.                                                   24,000             152,354
               Kyushu Electric Power Co., Inc.                                               36,100             751,148
               Lawson Inc.                                                                    8,100             294,811
           *   Leopalace21 Corp.                                                              9,000             137,081
               Lintec Corp.                                                                   4,000              60,084
               Lion Corp.                                                                    19,000              99,273
               Lopro Corp.                                                                    2,100              15,357
               Mabuchi Motor Co., Ltd.                                                        3,400             196,652
               Maeda Corp.                                                                    8,000              44,133
               Makita Corp.                                                                   8,000             155,775
               Marubeni Corp.                                                                99,000             312,444
               Marui Co., Ltd.                                                               26,200             363,552
               Maruichi Steel Tube, Ltd.                                                      4,000              85,333
           *   Matsui Securities Co., Ltd.                                                    2,000              22,936
               Matsumotokiyoshi Co., Ltd.                                                     2,400              62,685
               Matsushita Electric Industrial Co., Ltd.                                     198,188           2,952,225
               Matsushita Electric Works, Ltd.                                               79,000             652,983
               Matsuzakaya Co., Ltd.                                                          7,000              32,444
           #   Mazda Motor Corp.                                                             89,000             334,742
               Meiji Dairies Corp.                                                           16,000              88,814
               Meiji Seika Kaisha, Ltd. Tokyo                                                23,000             111,950
               Meitec Corp.                                                                   2,600              79,743
               Millea Holdings, Inc.                                                            125           1,653,990
               Minebea Co., Ltd.                                                             24,000              97,572

               Misumi Corp.                                                                   1,900              58,297
               Mitsubishi Chemical Corp.                                                    150,000             428,893
               Mitsubishi Corp.                                                             118,500           1,563,999
               Mitsubishi Electric Corp.                                                    149,000             808,699
               Mitsubishi Estate Co., Ltd.                                                   92,000             987,888
               Mitsubishi Gas Chemical Co., Inc.                                             27,000             132,946
               Mitsubishi Heavy Industries, Ltd.                                            258,000             664,048
               Mitsubishi Logistics Corp.                                                     7,000              66,760
               Mitsubishi Materials Corp.                                                    71,000             155,403
         # *   Mitsubishi Motors Corp.                                                      272,000             336,314
               Mitsubishi Paper Mills, Ltd.                                                  13,000              17,402
               Mitsubishi Pharma Corp.                                                       46,000             405,087
               Mitsubishi Rayon Co., Ltd.                                                    30,000             120,892
               Mitsubishi Securities Co., Ltd.                                               51,000             424,966
               Mitsubishi Tokyo Financial Group, Inc.                                           501           4,148,035
               Mitsui & Co., Ltd.                                                           112,000           1,002,107
               Mitsui Chemicals, Inc.                                                        50,000             283,539
               Mitsui Engineering and Shipbuilding Co., Ltd.                                 51,000             109,973
               Mitsui Fudosan Co., Ltd.                                                      41,000             456,392
               Mitsui Marine & Fire Insurance Co., Ltd.                                     115,790           1,052,385
               Mitsui Mining and Smelting Co., Ltd.                                          40,000             173,224
               Mitsui O.S.K. Lines, Ltd.                                                     84,000             503,341
               Mitsui Trust Holdings                                                         63,000             614,481
               Mitsukoshi, Ltd.                                                              23,000              98,526
               Mitsumi Electric Co., Ltd.                                                     3,700              39,162
               Mizuho Holdings, Inc.                                                            983           4,624,289
               Mochida Pharmaceutical Co., Ltd.                                               6,000              37,819
               Mori Seiki Co., Ltd.                                                           4,000              41,358
               Morinaga Milk Industry Co., Ltd.                                              14,000              57,772
               Murata Manufacturing Co., Ltd.                                                18,300             940,696
               Musashino Bank, Ltd.                                                           1,300              59,418
               Nagase & Co., Ltd.                                                             7,000              68,342
           #   Nagoya Railroad Co., Ltd.                                                     59,000             195,481
               Namco, Ltd.                                                                    6,400              86,378
               Nanto Bank, Ltd.                                                              15,000              76,999
               NEC Corp.                                                                    143,000             791,502
               NEC Fielding, Ltd.                                                             2,700              58,011
               Net One Systems Co., Ltd.                                                         36              98,758
               NGK Insulators, Ltd.                                                          22,000             229,025
               NGK Spark Plug Co., Ltd.                                                      14,000             157,447
               NHK Spring Co., Ltd.                                                          14,000             115,970
               Nichicon Corp.                                                                 5,600              73,593
               Nichii Gakkan Co.                                                              1,760              43,284
               Nichirei Corp.                                                                20,000              74,942
               Nidec Corp.                                                                    5,500             593,448
               Nifco, Inc.                                                                    4,000              62,697
               Nihon Unisys, Ltd.                                                             3,000              28,085
               Nikko Cordial Corp.                                                          138,000             603,475
               Nikon Corp.                                                                   24,000             265,871
               Nintendo Co., Ltd., Kyoto                                                     10,700           1,137,223
               Nippon Electric Glass Co., Ltd.                                               25,000             385,556
               Nippon Express Co., Ltd.                                                      70,000             318,210
               Nippon Kayaku Co., Ltd.                                                        9,000              48,540
               Nippon Light Metal Co., Ltd.                                                  34,000              81,850

               Nippon Meat Packers, Inc., Osaka                                              14,000             172,967
               Nippon Mining Holdings, Inc.                                                  60,500             329,934
               Nippon Mitsubishi Oil Corp.                                                  113,000             736,987
               Nippon Paint Co., Ltd.                                                        15,000              52,421
               Nippon Sanso Corp.                                                            22,000             109,954
               Nippon Sheet Glass Co., Ltd.                                                  26,000             101,588
               Nippon Shinpan Co., Ltd.                                                      19,000              92,530
               Nippon Shokubai Co., Ltd.                                                     12,000              96,159
               Nippon Steel Corp.                                                           526,000           1,222,810
               Nippon Suisan Kaisha, Ltd.                                                    21,000              79,691
               Nippon System Development Co., Ltd.                                              900              16,955
               Nippon Telegraph & Telephone Corp.                                             2,177           8,882,061
               Nippon Television Network Corp.                                                  890             124,492
               Nippon Unipac Holding, Tokyo                                                      68             264,290
               Nippon Yusen KK                                                               82,000             445,791
               Nipponkoa Insurance Co., Ltd.                                                 56,000             387,262
           *   Nipro Corp.                                                                    4,000              59,737
               Nishimatsu Construction Co., Ltd.                                             17,000              57,321
               Nishimatsuya Chain Co., Ltd.                                                     960              22,960
               Nishi-Nippon Bank, Ltd.                                                       45,000             184,863
               Nishi-Nippon Railroad Co., Ltd.                                               26,000              79,417
               Nissan Chemical Industries, Ltd.                                              10,000             102,382
               Nissan Diesel Motor Co., Ltd.                                                  7,000              26,077
               Nissan Motor Co., Ltd.                                                       437,600           4,288,631
               Nissan Shatai Co., Ltd.                                                        7,000              46,469
               Nissay Dowa General Insurance Co., Ltd.                                       25,000             125,775
               Nisshin Seifun Group, Inc.                                                    15,000             147,514
               Nisshin Steel Co., Ltd.                                                       63,000             153,343
               Nisshinbo Industries, Inc.                                                    13,000              99,740
         # *   Nissho Iwai-Nichmen Holdings Corp.                                            15,500              59,857
               Nissin Food Products Co., Ltd.                                                 8,400             221,783
               Nitto Denko Corp.                                                             13,900             778,348
               NOK Corp.                                                                     15,000             405,679
               Nomura Research Institute, Ltd.                                                3,900             368,689
               Nomura Securities Co., Ltd.                                                  165,000           2,078,920
               Noritake Co., Ltd.                                                             4,000              16,580
           *   NS Solutions Corp.                                                             2,800              58,838
               NSK, Ltd.                                                                     33,000             159,945
               NTN Corp.                                                                     27,000             146,082
               NTT Data Corp.                                                                   303             965,560
               NTT Docomo, Inc.                                                               6,017           9,024,644
               Obayashi Corp.                                                                43,000             217,466
               Obic Co., Ltd.                                                                   500              87,265
               Odakyu Electric Railway Co., Ltd.                                             41,000             217,192
               Ogaki Kyoritsu Bank, Ltd.                                                     13,000              76,856
               Oita Bank, Ltd.                                                                8,000              51,760
               Oji Paper Co., Ltd.                                                           69,000             364,934
               Okamura Corp.                                                                  8,000              56,022
               Okasan Securities Co., Ltd.                                                    8,000              40,639
               Oki Electric Industry Co., Ltd.                                               36,000             121,956
               Okumura Corp.                                                                 16,000              86,175
               Olympus Optical Co., Ltd.                                                     15,000             292,960
               Omron Corp.                                                                   14,600             320,486
               Ono Pharmaceutical Co., Ltd.                                                   7,800             357,041

               Onward Kashiyama Co., Ltd.                                                    10,000             121,583
           #   Oracle Corp. Japan                                                            17,500             687,752
           *   Orient Corp.                                                                  31,000             113,815
               Oriental Land Co., Ltd.                                                        9,400             556,636
               Orix Corp.                                                                     4,260             613,150
               Osaka Gas Co., Ltd.                                                          164,000             506,990
               OSG Corp.                                                                      4,000              52,637
               Otsuka Corp.                                                                   1,600             124,510
               Pacific Metals Co., Ltd.                                                       5,000              20,936
               PanaHome Corp.                                                                 5,000              26,112
               Paramount Bed Co., Ltd.                                                        1,000              23,618
               Paris Miki, Inc.                                                               1,900              40,396
               Park24 Co., Ltd.                                                               3,000              58,913
               Pasona, Inc.                                                                      20              45,430
               Pioneer Electronic Corp.                                                      11,700             192,790
               Promise Co., Ltd.                                                              6,500             403,725
               Q.P. Corp.                                                                     8,900              77,393
               Rengo Co., Ltd.                                                               12,000              62,020
           *   Resona Holdings, Inc.                                                      1,412,000           2,685,656
               Ricoh Co., Ltd., Tokyo                                                        58,000             944,730
               Rinnai Corp.                                                                   3,000              75,335
               Rohm Co., Ltd.                                                                 9,100             856,779
               Round One Corp.                                                                   25              61,015
           *   Ryohin Keikaku Co., Ltd.                                                       1,600              72,457
               Ryosan Co., Ltd.                                                               2,000              48,785
               Ryoshoku, Ltd.                                                                 1,700              47,749
               Sagami Railway Co., Ltd.                                                      19,000              63,801
               Saizeriya Co., Ltd.                                                            1,300              15,494
               San In Godo Bank, Ltd.                                                        11,000             105,033
               Sanden Corp.                                                                   7,000              28,940
               Sanken Electric Co., Ltd.                                                      6,000              81,882
               Sankyo Co, Ltd.                                                                8,700             378,566
               Sankyo Co., Ltd.                                                              32,800             666,937
               Sankyo Seiki Manufacturing Co., Ltd.                                           5,000              46,051
               Sankyo-Tateyama Holdings, Inc.                                                17,000              42,522
               Sankyu, Inc., Tokyo                                                           15,000              42,164
           *   Sanrio Co., Ltd.                                                               3,000              29,943
               Santen Pharmaceutical Co., Ltd.                                                5,300             119,653
               Sanwa Shutter Corp.                                                           15,000              83,804
               Sanyo Chemical Industries, Ltd.                                                6,000              43,391
               Sanyo Electric Co., Ltd.                                                     123,000             333,618
               Sapporo Breweries, Ltd.                                                       19,000              94,727
               Sapporo Hokuyo Holdings, Inc.                                                     25             180,510
               Secom Co., Ltd.                                                               18,000             759,282
               Sega Sammy Holdings, Inc.                                                      3,024             174,023
               Seiko Corp.                                                                    3,000              16,153
           *   Seiko Epson Corp.                                                              7,800             259,109
               Seino Transportation Co., Ltd.                                                10,000              87,421
           *   Seiyu, Ltd.                                                                   28,000              46,441
               Sekisui Chemical Co., Ltd.                                                    35,000             242,419
               Sekisui House, Ltd.                                                           50,000             489,544
               Seven-Eleven Japan Co., Ltd.                                                  92,200           2,594,469
               Seventy-seven (77) Bank, Ltd.                                                 25,000             157,206
               SFCG Co., Ltd.                                                                   870             221,073

               Sharp Corp. Osaka                                                             81,000           1,252,575
               Shiga Bank, Ltd.                                                              15,000              92,785
               Shikoku Bank, Ltd.                                                            14,000              75,009
               Shikoku Electric Power Co., Inc.                                              16,200             316,231
               Shima Seiki Manufacturing Co., Ltd.                                            1,500              36,899
               Shimachu Co., Ltd.                                                             3,500              87,042
               Shimadzu Corp.                                                                12,000              71,080
               Shimamura Co., Ltd.                                                            2,400             185,336
               Shimano, Inc.                                                                  7,700             221,514
               Shimizu Corp.                                                                 52,000             230,674
               Shin-Etsu Chemical Co., Ltd.                                                  31,400           1,158,164
               Shinko Electric Industries Co., Ltd.                                           1,600              62,190
               Shinko Securities Co., Ltd.                                                   47,000             142,035
           *   Shinsei Bank, Ltd.                                                            77,000             389,194
               Shionogi & Co., Ltd.                                                          23,000             315,103
               Shiseido Co., Ltd.                                                            27,000             324,195
               Shizuoka Bank, Ltd.                                                           45,000             387,862
               Showa Corp.                                                                    2,300              28,723
               Showa Denko KK                                                                79,000             187,167
               Showa Shell Sekiyu KK                                                         35,100             339,885
               Skylark Co., Ltd.                                                              6,500             101,822
               SMBC Friend Securities Co., Ltd.                                              16,500              84,827
               SMC Corp.                                                                      5,000             529,084
           *   Snow Brand Milk Products Co., Ltd.                                            12,000              34,157
               Softbank Corp.                                                                28,600           1,024,098
               Sohgo Security Services Co.,Ltd.                                               6,200              78,954
               Sony Corp.                                                                    85,800           3,204,090
               Square Enix Co., Ltd.                                                          9,500             272,234
               Stanley Electric Co., Ltd.                                                    10,300             159,668
               Sumisho Computer Systems Corp.                                                 1,600              37,953
               Sumitomo Bakelite Co., Ltd.                                                   12,000              74,647
               Sumitomo Chemical Co., Ltd.                                                  106,000             496,110
               Sumitomo Corp.                                                                84,000             670,880
               Sumitomo Corporation's Leasing, Ltd.                                           2,000              70,481
               Sumitomo Electric Industries, Ltd.                                            57,000             597,862
               Sumitomo Forestry Co., Ltd.                                                    8,000              69,555
               Sumitomo Heavy Industries, Ltd.                                               37,000             182,517
               Sumitomo Metal Industries, Ltd. Osaka                                        332,000             558,547
               Sumitomo Metal Mining Co., Ltd.                                               40,000             255,899
               Sumitomo Mitsui Financial Group, Inc.                                            421           2,723,040
               Sumitomo Osaka Cement Co., Ltd.                                               25,000              60,041
               Sumitomo Real Estate Sales Co., Ltd.                                           1,200              53,785
               Sumitomo Realty & Development Co., Ltd.                                       31,000             333,184
               Sumitomo Rubber                                                               16,000             169,847
               Sumitomo Special Metals Co., Ltd.                                              4,000              90,655
               Sumitomo Trust & Banking Co., Ltd.                                           118,000             697,927
               Sumitomo Warehouse Co., Ltd.                                                  10,000              51,148
               Sundrug Co., Ltd.                                                              1,000              37,593
               Suruga Bank, Ltd.                                                             15,000             122,283
               Suzuken Co., Ltd.                                                              6,980             185,314
               Suzuki Motor Corp.                                                            46,500             757,915
               Sysmex Corp.                                                                   1,300              81,386
               T&D Holdings, Inc.                                                            16,900             846,442
               Taiheiyo Cement Corp.                                                         56,000             145,023

               Taisei Corp.                                                                  71,000             235,057
               Taisho Pharmaceutical Co., Ltd.                                               30,000             570,112
               Taiyo Yuden Co., Ltd.                                                         10,000             111,109
               Takara Shuzo Co., Ltd.                                                        10,000              63,199
               Takara Standard Co., Ltd.                                                      9,000              57,542
               Takashimaya Co., Ltd.                                                         19,000             159,088
               Takeda Chemical Industries, Ltd.                                              74,900           3,597,236
               Takefuji Corp.                                                                10,350             640,174
               Takuma Co., Ltd.                                                               2,000              13,871
         # *   TC Properties Co., Ltd.                                                       61,900              79,351
               TDK Corp.                                                                     10,300             747,920
               Teijin, Ltd.                                                                  57,000             250,258
               Teikoku Oil Co., Ltd.                                                         16,000             108,027
               Terumo Corp.                                                                  13,000             341,860
               The Nisshin Oillio Group, Ltd.                                                 6,000              33,883
               THK Co., Ltd.                                                                  7,200             145,390
               TIS, Inc.                                                                      2,700              88,534
               Toagosei Co., Ltd.                                                            15,000              61,342
               Tobu Railway Co., Ltd.                                                        61,000             225,293
               Toda Corp.                                                                    14,000              57,211
               Toho Bank, Ltd.                                                               14,000              57,339
               Toho Co., Ltd.                                                                12,800             179,696
               Toho Gas Co., Ltd.                                                            36,000             138,683
               Toho Titanium Co., Ltd.                                                        2,000              73,915
               Tohuku Electric Power Co., Inc.                                               38,300             769,089
               Tokai Rika Co., Ltd.                                                           4,000              63,159
               Tokai Rubber Industries, Ltd.                                                  6,000              81,533
               Tokai Tokyo Securities Co., Ltd.                                               8,000              23,558
               Tokuyama Corp.                                                                15,000             110,658
               Tokyo Broadcasting System, Inc.                                               11,200             188,288
               Tokyo Dome Corp.                                                              10,000              54,403
               Tokyo Electric Power Co., Ltd                                                100,800           2,360,478
               Tokyo Electron, Ltd.                                                          14,400             802,439
               Tokyo Gas Co., Ltd.                                                          217,000             850,014
               Tokyo Seimitsu Co., Ltd.                                                       1,600              64,373
               Tokyo Steel Manufacturing Co., Ltd.                                           10,100             132,339
               Tokyo Style Co., Ltd.                                                          7,000              71,211
               Tokyo Tatemono Co., Ltd.                                                      12,000              82,901
               Tokyo Tomin Bank, Ltd.                                                         2,300              58,121
               Tokyu Corp.                                                                   75,000             333,051
               Tokyu Land Corp.                                                              27,000             117,780
           *   Tomen Corp.                                                                   35,000              48,955
               TonenGeneral Sekiyu KK                                                        24,000             255,742
               Toppan Forms Co., Ltd.                                                         3,500              38,425
               Toppan Printing Co., Ltd.                                                     46,000             467,554
               Toray Industries, Inc.                                                        97,000             429,723
               Toshiba Corp.                                                                247,000           1,007,520
               Toshiba Machine Co., Ltd.                                                      7,000              38,118
               Toshiba TEC Corp.                                                             11,000              48,614
               Tosoh Corp.                                                                   37,000             150,549
               Tostem Inax Holding Corp.                                                     22,740             386,832
               Toto, Ltd.                                                                    25,000             197,751
               Toyo Ink Manufacturing Co., Ltd.                                              13,000              50,528
               Toyo Seikan Kaisha, Ltd.                                                      15,300             265,223

               Toyo Suisan Kaisha, Ltd.                                                       7,000             109,751
               Toyobo Co., Ltd.                                                              37,000              83,829
               Toyoda Gosei Co., Ltd.                                                        10,100             176,538
               Toyoda Machine Works, Ltd.                                                     3,000              28,975
               Toyota Auto Body Co., Ltd.                                                     6,200             121,393
               Toyota Industries Corp.                                                       15,300             410,577
               Toyota Motor Credit Corp.                                                    248,400           8,829,632
           #   Toyota Tsusho Corp.                                                           18,000             304,181
               Trans Cosmos, Inc.                                                             1,000              34,112
               Trend Micro Inc.                                                               9,500             295,617
               Tsumura & Co.                                                                  4,000              69,764
               TV Asahi Corp.                                                                    50             102,409
               Ube Industries, Ltd.                                                          52,000              98,145
           *   UFJ Holdings, Inc.                                                               367           1,851,069
           *   UFJ Tsubasa Securities Co. Ltd.                                               36,000             122,314
               Uni-Charm Corp.                                                                4,600             187,121
               Uniden Corp.                                                                   5,000              74,907
               Union Tool Co.                                                                   800              23,301
               UNY Co., Ltd.                                                                 12,000             130,156
           *   Urban Corp.                                                                    1,300              47,779
               Ushio Inc.                                                                     7,000             134,933
               USS Co., Ltd.                                                                  1,720             108,252
               Victor Co. of Japan, Ltd.                                                     16,000             125,067
               Wacoal Corp.                                                                   7,000              93,069
           *   West Japan Railway Co.                                                           136             464,218
               World Co., Ltd.                                                                2,800              92,890
               Xebio Co., Ltd.                                                                1,700              47,796
               Yahoo Japan Corp.                                                              1,500           3,006,318
               Yakult Honsha Co., Ltd.                                                       12,000             221,266
               Yamada Denki Co., Ltd.                                                         5,300             287,774
               Yamaguchi Bank, Ltd.                                                          13,000             147,049
               Yamaha Corp.                                                                  14,500             211,769
               Yamaha Motor Co., Ltd.                                                        21,000             382,681
               Yamanashi Chuo Bank, Ltd.                                                     10,000              60,027
               Yamanouchi Pharmaceutical Co., Ltd.                                           38,255           1,362,123
               Yamatake Corp.                                                                 3,700              61,048
               Yamato Kogyo Co., Ltd.                                                         3,000              34,376
               Yamato Transport Co., Ltd.                                                    33,000             460,321
               Yamazaki Baking Co., Ltd.                                                     12,000             103,102
           *   Yaskawa Electric Corp.                                                        12,000              67,685
               Yasuda Fire & Marine Insurance Co., Ltd.                                      66,000             666,781
           #   Yasuda Trust & Banking Co., Ltd.                                             667,000           1,011,504
               Yodogawa Steel Works, Ltd.                                                     8,000              42,235
               Yokogawa Electric Corp.                                                       14,000             172,706
               Yokohama Rubber Co., Ltd.                                                     21,000              86,284
               York-Benimaru Co., Ltd.                                                        2,700              75,055
           *   Yoshinoya D&C Co., Ltd.                                                           19              29,745
               Zeon Corp.                                                                    15,000             130,333
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $222,416,289)                                                                                    213,115,847
                                                                                                       ----------------
     INVESTMENT IN CURRENCY -- (0.0%)
           *   Japanese Yen                                                                                      82,312
                                                                                                       ----------------
     (Cost $82,940)
     TOTAL -- JAPAN
     (Cost $222,499,229)                                                                                    213,198,159
                                                                                                       ----------------

     FRANCE -- (8.2%)
     COMMON STOCKS -- (8.2%)
           #   Accor SA                                                                      16,187             746,294
               Air France                                                                    24,260             386,115
           #   Air Liquide SA                                                                 9,412           1,635,865
               Air Liquide SA Primes De Fid 02                                               11,393           1,989,401
           *   Alcatel SA                                                                    99,180           1,083,444
           *   Alstom SA                                                                    321,074             292,534
               Arcelor SA                                                                    29,800             592,554
           #   Assurances Generales de France (AGF)                                          15,535           1,246,063
           *   Atos Origin                                                                    4,218             260,964
           #   AXA                                                                          129,554           3,162,236
           #   BNP Paribas SA                                                                72,070           4,844,918
               Bollore Technologies SA                                                          203              99,138
           #   Bouygues                                                                      25,936             997,400
           *   Business Objects SA                                                            5,500             157,932
           *   Cap Gemini SA                                                                  9,658             308,111
           #   Carrefour                                                                     47,596           2,359,753
           #   Casino Guichard Perrachon                                                      9,856             735,764
               Cie Generale D'Optique Essilor Intenational SA                                 7,532             516,206
               Clarins SA                                                                     1,307              80,353
           *   CNP Assurances                                                                 2,921             195,783
           #   Compagnie de Saint-Gobain                                                     27,653           1,590,576
               Compagnie Francaise d'Etudes et de Construction Technip SA                     7,160             316,256
               Dassault Systemes SA                                                           9,666             448,409
           #   Dior (Christian) SA                                                           17,202           1,247,783
               Eiffage SA                                                                     3,165             252,583
               Esso SA                                                                          173              29,146
               Euler-Hermes SA                                                                3,120             235,889
           *   European Aeronautic Defence & Space Co.                                       21,888             647,011
               Faurecia SA                                                                    1,328              99,601
               Fimalac SA                                                                       560              25,645
         # *   France Telecom SA                                                            231,887           6,593,043
           *   Gecina SA                                                                      5,098             618,240
           #   Generale des Establissements Michelin SA Series B                             10,031             633,618
           #   Groupe Danone                                                                 20,359           1,870,510
           #   Havas SA                                                                      27,830             164,460
           #   Hermes International SA                                                        4,009             775,940
               Iliad SA                                                                       2,200              77,602
               Imerys SA                                                                      5,342             384,967
           *   JC Decaux SA                                                                  18,441             446,395
               Klepierre SA                                                                   1,862             175,315
           #   LaFarge SA                                                                    14,341           1,297,720
               LaFarge SA Prime Fidelity                                                      8,912             812,634
           #   Lagardere S.C.A. SA                                                           10,537             750,245
           #   L'Oreal                                                                       64,016           4,635,405
           #   LVMH (Louis Vuitton Moet Hennessy)                                            43,990           3,138,346
               Metropole Television SA                                                       10,023             250,424

               Neopost SA                                                                     2,155             192,391
               NRJ Group                                                                      3,492              71,882
           #   Pernod-Ricard SA                                                               4,485             692,739
           #   Peugeot SA                                                                    16,477             986,127
           #   Pinault Printemps Redoute SA                                                   9,979             987,712
               Publicis Groupe                                                               14,334             420,431
               Rallye SA                                                                      1,275              63,320
               Remy Cointreau SA                                                              2,257              95,244
           #   Renault SA                                                                    20,388           1,744,260
               Sagem SA                                                                      13,268             251,085
           #   Sanofi Synthelabo                                                             99,510           8,954,779
           #   Schneider SA                                                                  18,030           1,325,641
           *   Scor SA                                                                       28,551              58,503
               SEB SA Prime Fidelite 2002                                                       953              97,893
               SEB SA Prime Fidelity                                                            990             101,785
               Societe BIC SA                                                                 3,600             193,293
           #   Societe des Ciments de Francais                                                1,006              91,941
           #   Societe Generale Paris                                                        28,923           2,841,986
           #   Societe Television Francaise 1                                                17,323             468,796
               Sodexho Alliance SA                                                           11,496             369,067
               Somfy Interational SA                                                            134              27,121
           #   Ste des Autoroutes du Sud de la France                                        25,546           1,317,896
               Stmicroelectronics NV                                                         53,696             832,550
           #   Suez (ex Suez Lyonnaise des Eaux)                                             70,519           1,896,705
           #   Thales SA                                                                     16,134             644,020
           #   Thomson Multimedia                                                            16,643             422,570
           #   Total SA                                                                      49,434          10,993,233
               Unibail SA                                                                     3,395             431,488
               Valeo SA                                                                       5,890             246,497
           #   Veolia Environnement SA                                                       29,204           1,106,330
           #   Vinci SA                                                                      11,396             853,265
           #   Vivendi Universal SA                                                          89,770           2,733,870
               Wendel Investissement                                                          4,149             329,890
               Zodiac SA                                                                      4,549             221,092
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $78,314,817)                                                                                      91,273,993
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Air France Warrants 11/06/07                                                   2,377               1,083
                                                                                                       ----------------
     (Cost $4,469)
     TOTAL -- FRANCE

     (Cost $78,319,286)                                                                                      91,275,076
                                                                                                       ----------------

     GERMANY -- (5.9%)
     COMMON STOCKS -- (5.9%)
           *   Aachener und Muenchener Beteiligungs AG                                        5,721             462,208
               Adidas-Salomon AG                                                              3,668             610,147
         # *   Aixtron AG                                                                     2,400               7,808
               Allianz AG                                                                    28,115           3,310,285
               Altana AG                                                                     14,018             832,270
           #   BASF AG                                                                       45,217           3,000,881

           #   Bayer AG                                                                      59,643           2,002,778
           #   Bayerische Motorenwerke AG                                                    59,234           2,561,133
           *   Bayerische Vereinsbank AG                                                     51,617           1,268,381
               Beiersdorf AG                                                                 12,509           1,340,463
               BHW Holding AG                                                                 1,358              23,303
           #   Commerzbank AG                                                                43,148             937,121
           #   Continental AG                                                                10,033             710,527
           *   D. Logistics AG                                                                1,200               2,537
           #   DaimlerChrysler AG                                                            79,549           3,207,104
           #   Deutsche Bank AG                                                              45,186           3,515,426
               Deutsche Boerse AG                                                             8,822             649,003
           #   Deutsche Lufthansa AG                                                         43,579             549,520
               Deutsche Post AG                                                             135,361           3,174,945
               Deutsche Telekom AG                                                          354,516           6,588,307
               Douglas Holding AG                                                             1,500              50,909
               E.ON AG                                                                       56,479           4,903,165
           *   Epcos AG                                                                       2,800              35,845
               Fraport AG                                                                     9,524             393,238
           *   Freenet.De AG                                                                  2,562              64,734
           #   Fresenius Medical Care AG                                                      6,632             520,919
               Gehe AG                                                                        9,662             791,542
               Hannover Rueckversicherungs AG                                                12,626             481,359
           *   Heidelberger Druckmaschinen AG                                                 6,690             206,547
               Heidelberger Zement AG                                                         9,226             590,063
               Henkel KGAA                                                                    1,961             170,435
               Hochtief AG                                                                    4,316             146,660
               Hugo Boss AG                                                                     808              24,139
               Hypo Real Estate Holding AG                                                   10,787             424,812
           *   Infineon Technologies AG                                                      54,518             480,117
           *   IVG Immobilien AG                                                              3,712              67,435
               K & S Aktiengesellschaft AG                                                    2,419             129,168
           *   Karstadt Quelle AG                                                            10,229             112,477
           *   Lanxess                                                                        4,179              88,657
         # *   Linde AG                                                                       9,032             612,940
           #   MAN AG                                                                        12,430             551,407
           #   Medion AG                                                                      2,850              44,074
               Merck KGAA                                                                     4,005             312,828
               Metro AG                                                                      36,404           1,816,036
           *   MG Technologies AG                                                            14,061             159,429
               Munchener Rueckversicherungs-Gesellschaft AG                                  17,069           1,866,256
               Oldenburgische Landesbank AG                                                     969              70,780
           #   Preussag AG                                                                   12,979             321,774
               Puma AG                                                                        1,055             267,343
               Rheinmetall Berlin AG                                                          1,424              72,242
               Rwe AG (Neu)                                                                     800              42,259
               Rwe AG (NEU) Series A                                                         38,004           2,321,049
               SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)                25,996           4,287,803
               Schering AG                                                                   12,657             794,686
               Schwarz Pharma AG                                                              2,790             122,222
           *   SGL Carbon AG                                                                  1,750              20,615
               Siemens AG                                                                    71,302           5,218,898
               Stada Arzneimittel AG                                                          2,242              69,141
               Suedzucker AG                                                                 18,765             354,071

               ThyssenKrupp AG                                                               44,279             812,909
               United Internet AG                                                             1,321              34,210
               Volkswagen AG                                                                 24,379           1,072,922
           *   WCM Beteiligungs AG                                                           11,608               6,281
                                                                                                       ----------------

     TOTAL -- GERMANY
     (Cost $64,930,249)                                                                                      65,688,543
                                                                                                       ----------------

     SWITZERLAND -- (5.9%)
     COMMON STOCKS -- (5.9%)
           *   ABB, Ltd.                                                                    165,197           1,078,864
           *   Actelion, Ltd.                                                                 1,600             162,141
               Adecco SA                                                                     18,801             891,650
               Baloise-Holding                                                                4,100             214,086
               BKW FMB Energie AG                                                               556             329,690
               Ciba Spezialitaetenchemie Holding AG                                           5,321             316,369
               Cie Financiere Richemont AG Series A                                          46,023           1,401,176
           *   Clariant AG                                                                   18,560             260,157
               Credit Swisse Group                                                           96,225           3,849,392
           *   Fischer (Georg) AG, Schaffhausen                                                 145              42,984
           *   Forbo Holding AG, Eglisau                                                        102              19,444
               Geberit AG                                                                       314             206,219
               Givaudan SA                                                                      613             364,867
               Holcim, Ltd.                                                                  21,899           1,331,212
         # *   Julius Baer Holding AG                                                         3,453             210,341
               Kudelski SA                                                                    3,084             108,557
               Kuehne & Nagel International AG                                                3,032             631,538
           *   Kuoni Reisen Holding AG                                                          180              71,395
               Lindt & Spruengli AG                                                              12             191,742
           *   Logitech International SA                                                      3,719             221,470
               Lonza Group AG                                                                 2,970             181,160
               Nestle SA, Cham und Vevey                                                     35,676           9,390,043
               Nobel Biocare Holding AG                                                       1,832             365,225
               Novartis AG                                                                  236,286          11,534,671
               Phonak Holding AG                                                              4,487             164,516
               Publicitas Holding SA, Lausanne                                                  104              30,312
               Roche Holding AG Bearer                                                       26,618           3,852,257
               Roche Holding AG Genusschein                                                  59,538           7,499,453
               Schindler Holding AG                                                             210              75,397
               Schindler Holding AG                                                           1,845             663,956
               Serono SA                                                                      1,432             873,400
               Societe Generale de Surveillance Holding SA                                      933             655,246
               Straumann Holding AG                                                           1,836             369,601
               Sulzer AG, Winterthur                                                            165              68,620
               Swatch Group AG                                                                2,692             356,055
           *   Swiss Life AG                                                                  2,640             348,581
           #   Swiss Reinsurance Co., Zurich                                                 27,255           1,687,148
               Swisscom AG                                                                   10,343           3,461,537
           *   Syngenta AG                                                                    8,613             890,390
               Synthes, Inc.                                                                 10,130           1,111,264
               Tecan Group AG                                                                   627              17,907
               The Swatch Group AG                                                           18,164             497,104

               UBS AG                                                                        95,271           7,357,923
           #   Unaxis Holding AG                                                                912             127,967
           *   Valora Holding AG                                                                209              45,860
           *   Zurich Financial SVCS AG                                                      12,187           2,024,434
                                                                                                       ----------------

     TOTAL COMMON STOCKS
     (Cost $51,368,768)                                                                                      65,553,321
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Swiss Francs                                                                                      15,302
                                                                                                       ----------------
     (Cost $15,636)
     TOTAL -- SWITZERLAND
     (Cost $51,384,404)                                                                                      65,568,623
                                                                                                       ----------------

     AUSTRALIA -- (4.4%)
     COMMON STOCKS -- (4.4%)
               ABC Learning Centres, Ltd.                                                    13,810              55,167
               Alinta, Ltd.                                                                  20,508             152,650
               Amcor, Ltd.                                                                   68,662             351,213
               AMP, Ltd.                                                                    158,850             789,468
               Ansell, Ltd.                                                                  12,403              85,985
               APN News & Media, Ltd.                                                        49,644             190,915
               Aristocrat Leisure, Ltd.                                                      49,521             390,409
           #   Australand Property Group                                                     55,200              58,751
               Australia & New Zealand Banking Group, Ltd.                                  158,581           2,564,740
               Australian Gas Light Co.                                                      40,414             424,034
               Australian Stock Exchange, Ltd.                                                7,599             131,100
           *   Australian Wealth Management, Ltd.                                            17,398              12,615
               AWB, Ltd.                                                                     25,051              84,064
               AXA Asia Pacific Holdings, Ltd.                                              244,297             856,027
               Bendigo Bank, Ltd.                                                             9,970              72,887
               BHP Billiton, Ltd.                                                           326,085           4,088,585
               Billabong International, Ltd.                                                 17,806             165,753
               Bluescope Steel, Ltd.                                                         60,628             368,291
               Boral, Ltd.                                                                   49,907             223,272
               Brambles Industries, Ltd.                                                     84,826             508,229
               Brickworks, Ltd.                                                               9,442              71,927
           *   Burns, Philp & Co., Ltd.                                                     147,539              98,310
               Caltex Australia, Ltd.                                                        29,754             338,389
           *   Challenger Financial Services Group, Ltd.                                     38,847              97,781
               Coca-Cola Amatil, Ltd.                                                        40,824             241,686
               Cochlear, Ltd.                                                                 4,162             101,332
               Coles Myer, Ltd.                                                             100,590             691,252
               Commonwealth Bank of Australia                                               111,378           3,111,357
               Computershare, Ltd.                                                           51,406             227,959
               CSL, Ltd.                                                                     16,771             365,010
               CSR, Ltd.                                                                     67,847             126,620
               DB RREEF Trust                                                                43,342              44,787
               DCA Group, Ltd.                                                               31,921              83,729
               Downer Group, Ltd.                                                            17,631              70,239
               Flight Centre, Ltd.                                                            6,023              65,420
               Foodland Associates, Ltd.                                                      8,315             165,978

               Foster's Group, Ltd.                                                         172,992             703,984
               Futuris Corp., Ltd.                                                           44,053              56,141
               General Property Trust                                                        75,385             200,751
               Gunns, Ltd.                                                                   27,987              81,458
           *   Hardman Resources NL                                                          33,188              45,468
               Harvey Norman Holdings, Ltd.                                                 128,448             237,119
               Iluka Resources, Ltd.                                                         20,985              97,246
               Insurance Australiz Group, Ltd.                                              136,198             599,897
               James Hardies Industries NL                                                   30,184             152,756
               John Fairfax Holdings, Ltd.                                                   76,451             240,833
               Leighton Holdings, Ltd.                                                       30,749             239,952
               Lend Lease Corp., Ltd.                                                        31,264             288,023
           *   Lihir Gold, Ltd.                                                              79,000              63,726
               Lion Nathan, Ltd.                                                             63,050             349,305
               Macquarie Bank, Ltd.                                                          18,800             713,296
               Macquarie Goodman Group                                                      102,680             310,216
               Macquarie Infrastructure Group                                                83,347             244,566
               Mayne Group, Ltd.                                                             50,885             177,493
         # *   Metcash Limited                                                               94,739             268,336
               Mirvac, Ltd.                                                                  67,012             168,836
           *   Multiplex Group                                                               59,010             114,100
               National Australia Bank, Ltd.                                                138,432           3,285,797
               National Foods, Ltd.                                                          17,881              85,901
               Newcrest Mining, Ltd.                                                         24,364             243,896
               Nufarm, Ltd.                                                                  11,456              76,220
           *   Oil Search, Ltd.                                                              67,498             121,911
               Onesteel, Ltd.                                                                38,516              72,942
               Orica, Ltd.                                                                   22,231             263,730
               Origin Energy, Ltd.                                                           64,493             347,387
           *   Oxiana, Ltd.                                                                  52,556              34,018
               Pacific Brands, Ltd.                                                          39,285              66,870
               Paperlinx, Ltd.                                                               29,331              51,272
               Patrick Corp., Ltd.                                                           50,695             217,454
               Perpetual Trustees Australia, Ltd.                                             2,758             116,386
               Promina Group, Ltd.                                                           86,780             333,200
               Publishing and Broadcasting, Ltd.                                            118,759           1,363,795
               QBE Insurance Group, Ltd.                                                     67,065             741,229
               Quantas Airways, Ltd.                                                        332,379             806,248
               Rinker Group, Ltd.                                                            80,131             744,010
           #   Rio Tinto, Ltd.                                                               44,239           1,415,343
               Rural Press, Ltd.                                                              8,895              68,374
               Santos, Ltd.                                                                  47,603             361,579
           *   Scigen                                                                        11,443                 432
               SFE Corp., Ltd.                                                                9,801              74,490
               Sigma Co., Ltd.                                                                7,216              44,634
               Sims Group, Ltd.                                                               6,740              68,581
               Sonic Healthcare, Ltd.                                                        20,706             180,986
           *   Sons of Gwalia, Ltd.                                                           7,201                   0
               St. George Bank, Ltd.                                                         44,108             866,579
               Stockland Trust Group                                                         33,269             138,600
           *   Stockland Trust Group Issue 05                                                 1,124               4,635
               Suncorp-Metway, Ltd.                                                          47,615             703,560
               Tab Queensland, Ltd.                                                           8,003              80,809
               Tabcorp Holdings, Ltd.                                                        43,536             514,454

               Telstra Corp., Ltd.                                                        1,076,734           4,079,625
               Ten Network Holdings, Ltd.                                                    28,370              79,941
               Toll Holdings, Ltd.                                                           30,780             289,925
               Transurban Group                                                              59,543             326,232
           *   Virgin Blue Holdings, Ltd.                                                    70,347              89,352
               Washington H. Soul Pattinson & Co., Ltd.                                      18,899             128,354
               Wesfarmers, Ltd.                                                              31,257             865,208
               West Australian Newspapers Holdings, Ltd.                                     15,484              89,723
           *   Westfield Group                                                                1,187              14,972
               Westfield Group Stapled                                                       37,972             481,019
               Westpac Banking Corp.                                                        156,363           2,318,248
               WMC Resources, Ltd.                                                           77,964             454,159
               WMC, Ltd.                                                                     95,810             396,914
               Woodside Petroleum, Ltd.                                                      70,327           1,312,320
               Woolworths, Ltd.                                                              86,513           1,047,927
               Worley Group, Ltd.                                                            12,260              65,072
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $33,118,345)                                                                                      48,363,746
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Australian Dollar                                                                                197,429
                                                                                                       ----------------
     (Cost $197,620)
     TOTAL -- AUSTRALIA
     (Cost $33,315,965)                                                                                      48,561,175
                                                                                                       ----------------

     NETHERLANDS -- (4.0%)
     COMMON STOCKS -- (4.0%)
               ABN AMRO Holding NV                                                          160,214           3,720,734
               Aegon NV                                                                     150,762           1,930,274
               AKZO Nobel NV                                                                 25,960           1,019,845
               Buhrmann NV                                                                    6,020              55,170
               DSM NV                                                                        11,122             744,500
               Elsevier NV                                                                   67,133             928,120
               Getronics NV                                                                  27,590              45,121
           *   Hagemeyer NV                                                                  21,897              52,022
               Heineken Holding NV Series A                                                  40,723           1,156,070
               Heineken NV                                                                   77,252           2,450,918
           #   Hunter Douglas NV                                                              5,232             270,541
               IHC Caland NV                                                                  2,636             169,024
               ING Groep NV                                                                 219,463           6,072,380
         # *   Ispat International NV                                                        20,616             508,236
           *   Koninklijke Ahold NV                                                         145,070           1,095,076
               Koninklijke KPN NV                                                           241,808           1,922,943
               Koninklijke Nedlloyd NV                                                        4,376             300,292
               Koninklijke Philips Electronics NV                                           122,480           3,132,930
           *   Norit NV                                                                      42,074             677,742
           *   Nutricia (Verenigde Bedrijven) NV                                             15,794             629,756
               Oce NV                                                                         4,991              72,313
               Randstad Holdings NV                                                          20,298             726,276
               Royal Dutch Petroleum Co., Den Haag                                          190,405          11,119,403
               TNT Post Groep NV                                                             57,222           1,461,685

           #   Unilever NV                                                                   50,102           3,321,654
               Vedior NV                                                                     15,338             217,854
               VNU NV                                                                        23,417             637,006
               Wolters Kluwer NV                                                             27,979             490,845
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $43,261,593)                                                                                      44,928,730
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   SBM Offshore Coupons                                                           2,636                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- NETHERLANDS
     (Cost $43,261,593)                                                                                      44,928,730
                                                                                                       ----------------

     ITALY -- (3.2%)
     COMMON STOCKS -- (3.2%)
               Acea SpA                                                                       7,694              86,811
               AEM SpA                                                                      102,681             215,627
           *   Alitalia Linee Aeree Italiane SpA Series A                                    50,000              15,895
           #   Alleanza Assicurazioni SpA                                                    52,431             560,544
               ASM Brescia SpA                                                                7,586              24,122
           #   Assicurazioni Generali SpA, Trieste                                           78,677           2,390,188
               Autogrill SpA, Novara                                                         14,752             205,152
           #   Autostade SpA                                                                 40,846           1,063,882
               Banca Antoniana Popolare Veneta SpA                                           14,739             470,547
               Banca Fideuram SpA                                                            70,232             346,825
           #   Banca Monte Dei Paschi di Siena SpA                                          176,149             632,583
         # *   Banca Nazionale del Lavoro SpA                                               173,414             584,556
               Banca Popolare di Lodi Scarl                                                  14,675             143,129
               Banca Popolare di Milano                                                      30,454             308,543
           #   Banco Popolare Bergamo SpA                                                    19,238             389,851
               Banco Popolare di Verona e Novara SpA                                         29,390             532,686
               Benetton Group SpA                                                             6,950              63,067
               Bulgari SpA                                                                   16,639             185,858
               Buzzi Unicem SpA                                                               3,954              56,895
               Capitalia SpA                                                                125,484             655,610
               Cassa di Risparmio di Firenze SpA                                             34,725              86,612
               CIR SpA (Cie Industriale Riunite), Torino                                     34,312              94,832
               Compagnia Assicuratrice Unipol SpA                                            34,504             136,657
               Credito Bergamasco SpA                                                           854              25,240
               Credito Emiliano SpA                                                          12,917             145,584
           #   Credito Italiano                                                             379,350           1,963,513
               Davide Campari - Milano SpA                                                   10,200              72,840
           *   E.Biscom SpA                                                                   3,329             145,358
         # *   Edison SpA                                                                   370,539             839,467
           #   Eni SpA                                                                      237,013           6,069,975
           #   Ente Nazionale per L'Energia Elettrica SpA                                   461,796           4,153,898
           *   Fiat SpA                                                                      47,140             317,619
               Finecogroup SpA                                                               18,285             156,722
               Finmeccanica SpA                                                             385,000             350,528
           #   Gruppo Editoriale L'espresso SpA                                              21,573             123,254
           *   Hera SpA                                                                      36,487             102,523

               Intesabci SpA                                                                397,132           1,854,736
               Italcementi SpA                                                                8,940             138,059
               Italmobiliare SpA, Milano                                                        449              27,892
               Lottomatica SpA                                                                2,664              89,075
           #   Luxottica Group SpA                                                           40,566             842,224
           #   Mediaset SpA                                                                  83,030             978,552
               Mediobanca SpA                                                                34,000             591,233
           #   Mediolanum SpA                                                                44,701             285,579
               Milano Assicurazioni SpA                                                       9,884              56,190
               Mondadori (Arnoldo) Editore SpA                                               13,860             134,053
               Pirelli & Co. SpA                                                             93,332             103,004
           #   RAS SpA (Riunione Adriatica di Sicurta)                                       50,861             980,686
           #   SAI SpA (Sta Assicuratrice Industriale), Torino                                6,188             161,279
           #   Saipem SpA                                                                    24,958             315,063
           #   San Paolo-IMI SpA                                                             96,588           1,341,524
           *   Seat Pagine Gialle SpA                                                       429,123             174,395
           *   Seat Pagine Gialle SpA, Torino                                                 3,591               1,698
               SNAM Rete Gas SpA                                                            142,784             764,677
           *   SNIA SpA                                                                       9,248               3,213
               Societe Cattolica di Assicurazoni Scarl SpA                                    3,387             148,164
           *   Sorin SpA                                                                     13,872              41,525
               Telecom Italia Mobile SpA                                                     39,514             219,554
               Telecom Italia SpA                                                           740,972           2,378,691
           *   Tiscali SpA                                                                   13,000              38,798
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $29,690,692)                                                                                      35,386,857
                                                                                                       ----------------

     PREFERRED STOCKS -- (0.0%)
           *   Fiat SpA                                                                       3,000              16,168
                                                                                                       ----------------
     (Cost $43,047)

     RIGHTS/WARRANTS -- (0.0%)
           *   Fiat SpA Warrants 01/31/07                                                     1,677                 392
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- ITALY
     (Cost $29,733,739)                                                                                      35,403,417
                                                                                                       ----------------

     SPAIN -- (3.2%)
     COMMON STOCKS -- (3.2%)
               Acciona SA                                                                     5,051             463,450
               Acerinox SA                                                                   15,983             230,663
               Actividades de Construccion y Servicios SA                                    22,866             607,527
               Antena 3 de Television SA                                                      9,360             187,382
           #   Autopistas Concesionaria Espanola SA                                          44,293             987,875
               Banco Bilbao Vizcaya SA                                                      182,100           2,855,438
               Banco de Andalucia                                                               655              57,729
               Banco de Sabadell SA                                                          18,074             474,044
           #   Banco de Valencia SA                                                           5,586             162,489
           *   Banco Espanol de Credito SA                                                   39,155             563,771
           #   Banco Pastor SA                                                                2,530              94,443
               Banco Popular Espanol SA, Madrid                                              15,148             902,424

           #   Banco Santander Central Hispanoamerica SA                                    504,762           5,766,128
               Bankinter SA                                                                   3,867             196,084
               Cementos Portland SA                                                           1,338              91,871
               Cia Espanola de Petroleous SA                                                 13,626             536,569
               Compania de Distribucion Integral Logista SA                                   1,928              96,348
               Coporacion Financiera Reunida SA                                               6,070              77,013
               Corporacion Mapfre Compania Internacional de Reaseguros SA                    15,336             223,492
               Ebro Puleva SA                                                                 8,097             145,656
               Enagas SA                                                                     14,223             226,365
               Endesa SA, Madrid                                                             80,559           1,753,292
               Fomento de Construcciones y Contratas SA                                      11,974             659,527
           #   Gamesa Corporacion Tecnologica SA                                             12,172             164,691
               Gas Natural SA, Buenos Aires                                                  43,183           1,210,460
           #   Grupo Ferrovial SA                                                            11,821             727,492
           #   Iberdrola SA                                                                  64,787           1,652,554
               Iberia Lineas Aereas de Espana SA                                             65,471             206,957
               Indra Sistemas SA                                                              9,037             165,159
               Industria de Diseno Textil SA                                                 60,827           1,724,185
               Inmobiliaria Urbis SA                                                          2,577              43,731
           #   Metrovacesa SA                                                                 4,468             270,705
               Promotora de Informaciones SA                                                 17,174             336,419
               Red Electrica de Espana SA                                                     7,740             191,773
               Repsol SA                                                                     77,069           1,927,286
           *   Sociedad General de Aguas de Barcelona SA                                         62               1,246
               Sociedad General de Aguas de Barcelona SA Class A                              8,008             161,285
         # *   Sogecable SA                                                                   8,794             321,037
               Sol Melia SA                                                                   8,400              88,165
               Tabacalera SA                                                                 19,552             801,538
               Tele Pizza SA                                                                  7,000              14,278
               Telefonica de Espana SA                                                      350,218           5,871,750
           #   Telefonica Publicidad e Informacion SA                                        26,439             223,024
               Union Fenosa SA                                                               19,200             577,811
               Vallehermoso SA                                                               20,299             409,079
           #   Zardoya Otis SA                                                               16,449             475,036
               Zeltia SA                                                                     10,500              84,588
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $25,422,245)                                                                                      35,009,829
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Banco Valencia SA Rights 06/07/05                                              5,586               3,368
           *   Sogecable SA Rights 06/07/05                                                   8,794               3,679
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                    7,047
                                                                                                       ----------------
     TOTAL -- SPAIN
     (Cost $25,422,245)                                                                                      35,016,876
                                                                                                       ----------------

     SWEDEN -- (2.0%)
     COMMON STOCKS -- (2.0%)
               Alfa Laval AB                                                                  7,600             114,537
               Assa Abloy AB Series B                                                        24,100             316,772

               Atlas Copco AB Series A                                                       30,300             462,112
           *   Atlas Copco AB Series A Redemption Shares                                     10,100              27,147
               Atlas Copco AB Series B                                                       16,200             227,481
           *   Atlas Copco AB Series B Redemption Shares                                      5,400              14,514
               Axfood AB                                                                      3,550              88,314
               Billerud AB                                                                    3,200              38,669
               Castellum AB                                                                   3,250             125,309
               Electrolux AB Series B                                                        23,700             518,084
               Eniro AB                                                                      12,700             144,586
               Fabege AB                                                                      6,135             123,790
               Gambro AB Series A                                                            19,800             262,608
               Gambro AB Series B                                                             7,200              95,932
               Getinge AB                                                                    11,600             168,483
               Hennes & Mauritz AB Series B                                                  67,750           2,389,900
               Hoganas AB Series B                                                            1,300              34,273
               Holmen AB Series B                                                             6,000             161,369
               Lennart Wallenstam Byggnads AB Class B                                        18,500             245,444
           *   Lundin Petroleum AB                                                           14,500             104,737
           *   Modern Times Group AB Series B                                                 4,150             127,991
               NCC AB Series B                                                                3,200              46,954
               Nordic Baltic Holdings AB                                                    233,048           2,128,696
           *   OMHEX AB                                                                       6,500              78,432
           #   Sandvik AB                                                                    19,200             759,651
           #   Scania AB Series A                                                             4,000             145,423
               Scania AB Series B                                                             7,800             284,856
               Securitas AB Series B                                                         24,100             401,377
               Skandia Insurance AB                                                          75,500             417,025
               Skandinaviska Enskilda Banken Series A                                        60,900           1,047,629
               Skanska AB Series B                                                           31,100             389,670
               SKF AB Series A                                                                9,200              94,066
           *   SKF AB Series A Redemption Shares                                              2,300               7,697
               SKF AB Series B                                                               30,400             310,557
           *   SKF AB Series B Redemption Shares                                              7,600              25,432
               SSAB Swedish Steel Series A                                                    4,700             114,257
               SSAB Swedish Steel Series B                                                    2,600              61,066
               Svenska Cellulosa AB Series B                                                 14,300             486,832
               Svenska Handelsbanken Series A                                                50,700           1,096,578
               Swedish Match AB (Frueher Svenska Taendsticks AB)                             24,000             275,061
               Tele2 AB Series A                                                              2,400              23,204
           *   Tele2 AB Series A Redemption Shares                                              800               1,070
               Tele2 AB Series B                                                             30,150             288,017
           *   Tele2 AB Series B Redemption Shares                                           10,050              13,439
               Telefon AB L.M. Ericsson Series B                                          1,251,800           3,936,917
               Telia AB                                                                     555,400           2,748,671
               Tietoenator Corp. AB                                                           3,400             104,297
               Trelleborg AB Series B                                                         5,800              90,106
               Volvo AB Series A                                                             11,700             462,198
               Volvo AB Series B                                                             24,700           1,009,822
           *   Wihlborgs Fastigheter AB                                                       1,227              28,857
               WM-Data AB Series B                                                            8,500              22,141
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $18,457,469)                                                                                      22,692,050
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Swedish Krona                                                                                     58,904
                                                                                                       ----------------
     (Cost $59,725)

     RIGHTS/WARRANTS -- (0.0%)
           *   Sandvik AB Redeemable Rights 06/07/05                                         19,200              11,276
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- SWEDEN
     (Cost $18,517,194)                                                                                      22,762,230
                                                                                                       ----------------

     HONG KONG -- (1.6%)
     COMMON STOCKS -- (1.6%)
           #   ASM Pacific Technology, Ltd.                                                  12,000              52,660
               Bank of East Asia, Ltd.                                                      110,149             323,581
               Cathay Pacific Airways, Ltd.                                                 221,000             399,389
               Chaoda Modern Agriculture (Holdings), Ltd.                                    88,000              36,396
               Cheung Kong Holdings, Ltd.                                                   135,600           1,233,317
               Cheung Kong Infrastructure Holdings, Ltd.                                    129,000             388,528
               China Merchants Holdings (International) Co., Ltd.                            90,000             167,793
               China Overseas Land & Investment, Ltd.                                       210,000              39,269
               China Travel International Investment, Ltd.                                  126,000              34,691
               China Unicom, Ltd.                                                           642,000             514,786
           *   CITIC 21CN Co., Ltd.                                                         116,000              32,702
               Citic Ka Wah Bank, Ltd.                                                       84,000              30,937
               Citic Pacific, Ltd.                                                           94,000             261,484
               CLP Holdings, Ltd.                                                           155,400             888,204
               CNOOC, Ltd.                                                                2,166,500           1,187,876
               Dah Sing Banking Group, Ltd.                                                     720               1,298
               Dah Sing Financial Holdings, Ltd.                                              8,059              52,249
               Esprit Holdings, Ltd.                                                         70,041             500,334
           *   First Pacific Co., Ltd.                                                      130,000              44,574
               Giordano International, Ltd.                                                  98,000              64,175
               Global Bio-Chem Technology Group Co., Ltd.                                    70,000              47,046
               GOME Electrical Appliances Holdings, Ltd.                                     56,000              55,720
               Great Eagle Holdings, Ltd.                                                    16,000              36,425
               Hang Lung Development Co., Ltd.                                               70,000             119,392
               Hang Lung Properties, Ltd.                                                   113,500             164,354
               Hang Seng Bank, Ltd.                                                         131,100           1,757,441
           #   Henderson Investment, Ltd.                                                   119,000             166,207
               Henderson Land Development Co., Ltd.                                         117,000             532,172
               Hong Kong and China Gas Co., Ltd.                                            305,000             612,708
               Hong Kong and Shanghai Hotels, Ltd.                                           43,001              44,918
               Hong Kong Electric Holdings, Ltd.                                            119,207             526,499
               Hong Kong Exchanges & Clearing, Ltd.                                          48,000             117,575
               Hopewell Holdings, Ltd.                                                       49,000             121,015
               Hutchison Whampoa, Ltd.                                                      256,500           2,225,886
               Hysan Development Co., Ltd.                                                   54,462             109,564
               I-Cable Communications, Ltd.                                                   9,854               3,447
               Johnson Electric Holdings, Ltd.                                              168,000             157,074
               K. Wah Construction Materials, Ltd.                                           42,000              34,009
               Kerry Properties, Ltd.                                                        41,255              90,266
               Kingboard Chemical Holdings, Ltd.                                             34,000             103,336

               Kowloon Motor Bus Holdings, Ltd.                                              12,800              69,067
               Legend Group, Ltd.                                                           248,000              78,448
               Li & Fung, Ltd.                                                              126,000             240,477
               Melco International Development, Ltd.                                         32,000              37,222
               MTR Corp., Ltd.                                                              225,570             415,042
               New World Development Co., Ltd.                                              155,477             162,208
               NWS Holdings Ltd.                                                             67,000              92,893
               PCCW, Ltd.                                                                   235,265             143,632
               SCMP Group, Ltd.                                                              39,198              16,978
               Shanghai Industrial Holdings, Ltd.                                            26,000              50,385
           #   Shangri-La Asia, Ltd.                                                        100,913             152,354
               Shun Tak Holdings, Ltd.                                                       80,000              75,319
               Silver Grant International Industries, Ltd.                                   62,000              29,187
           #   Sino Land Co., Ltd.                                                          184,485             188,920
               Smartone Telecommunications Holdings, Ltd.                                    23,000              25,558
               Sung Hungkai Properties, Ltd.                                                135,706           1,291,519
               Swire Pacific, Ltd. Series A                                                  42,500             362,302
               Techtronic Industries Co., Ltd.                                               67,500             150,747
               Television Broadcasts, Ltd.                                                   20,000             101,895
               Texwinca Holdings, Ltd.                                                       60,000              47,768
           *   Tingyi (Cayman Islands) Holding Corp.                                        118,000              32,219
               Union Bank of Hong Kong, Ltd.                                                 24,000              29,702
               Wharf Holdings, Ltd.                                                         136,542             445,298
               Wheelock and Co., Ltd.                                                        70,000             100,818
               Wheelock Properties, Ltd.                                                     70,000              35,908
               Wing Hang Bank, Ltd.                                                          12,500              89,069
               Wing Lung Bank, Ltd.                                                           4,600              34,844
               Yue Yuen Industrial (Holdings), Ltd.                                          78,500             232,672
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $16,727,871)                                                                                      18,011,748
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Hong Kong Dollars                                                                                 32,169
                                                                                                       ----------------
     (Cost $32,171)
     TOTAL -- HONG KONG
     (Cost $16,760,042)                                                                                      18,043,917
                                                                                                       ----------------

     FINLAND -- (1.3%)
     COMMON STOCKS -- (1.3%)
               Amer-Yhtymae Oyj Series A                                                      4,500              76,479
               Elisa Communications Corp.                                                    10,063             150,717
               Fortum Oyj                                                                   113,088           1,713,057
               KCI Konecranes International Oyj                                                 700              28,593
               Kemira GrowHow Oyj                                                             1,275               9,878
               Kemira Oyj                                                                     6,000              79,869
               Kesko Oyj                                                                      6,400             153,398
               Kone Corp.                                                                     5,140             425,464
               Metso Oyj                                                                     10,444             209,101
               M-Real Oyj Series B                                                           26,000             140,346
           *   Neste Oil Oyj                                                                 28,272             631,444
               Nokia Oyj                                                                    372,121           6,258,856

               Nokian Renkaat Oyj                                                             5,000              89,220
               Orion-Yhtyma Oyj Series A                                                      4,200              81,547
               Orion-Yhtyma Oyj Series B                                                      5,800             112,821
               Outokumpu Oyj Series A                                                        19,700             271,710
               Pohjola Group P.L.C. Series D                                                  9,600             121,852
               Rautaruukki Oyj Series K                                                       8,700             122,560
               Sampo Insurance Co., Ltd.                                                     61,500             868,186
               Sanoma-Wsoy Oyj Series A                                                       1,391              34,223
               Sanoma-Wsoy Oyj Series B                                                      14,403             337,842
               Stora Enso Oyj Series R                                                       67,900             892,141
               Tietoenator Corp.                                                              5,460             168,303
               Upm-Kymmene Oyj                                                               45,800             885,514
               Uponor Oyj Series A                                                            4,600              85,324
               Wartsila Corp. Oyj Series B                                                    6,750             203,070
                                                                                                       ----------------

     TOTAL -- FINLAND
     (Cost $11,284,993)                                                                                      14,151,515
                                                                                                       ----------------

     BELGIUM -- (1.0%)
     COMMON STOCKS -- (1.0%)
               AGFA-Gevaert NV, Mortsel                                                       7,300             208,992
               Barco (New) NV                                                                   400              29,055
               Bekaert SA                                                                       700              51,894
               Cofinimmo SA                                                                     200              31,762
               Colruyt SA Halle                                                               1,700             246,538
               Compagnie Maritime Belge                                                       1,500              48,981
           *   Cumerio                                                                        1,431              19,722
           *   Cumerio VVPR                                                                      55                   2
           #   Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                          4,572             269,802
           #   Dexia SA                                                                      55,596           1,206,268
               D'Ieteren SA                                                                     290              57,584
           #   Electrabel SA                                                                  2,998           1,319,986
               Euronav SA                                                                     1,500              44,431
               Exmar NV                                                                         300              18,059
           #   Fortis AG                                                                     87,291           2,374,616
               Groupe Bruxelles Lambert                                                       2,500             212,642
               Interbrew SA                                                                  29,842             986,171
               KBC Bancassurance Holding SA                                                  28,460           2,307,181
               Mobistar SA                                                                    2,500             199,777
               Omega Pharma SA                                                                  500              25,488
           #   Solvay SA                                                                      4,400             477,225
           #   UCB SA                                                                         7,600             347,333
           *   Umicore-Strip VVPR                                                                55                   7
               Union Miniere SA                                                               1,431             112,404
                                                                                                       ----------------

     TOTAL -- BELGIUM
     (Cost $7,841,615)                                                                                       10,595,920
                                                                                                       ----------------

     DENMARK -- (0.7%)
     COMMON STOCKS -- (0.7%)
               Bang & Olufsen Holding A.S. Series B                                             290              18,652
               Carlsberg A.S. Series B                                                        3,475             170,125
               Codan A.S.                                                                       950              46,478
               Coloplast A.S.                                                                 1,940             109,296
               Dampskibsselsk Torm A.S.                                                       1,250              68,242
               Dampskibsselskabet Svendborg A.S.                                                325           2,938,657
               Danisco A.S.                                                                   3,950             271,971
               Danske Bank A.S.                                                              40,756           1,169,528
               DSV, De Sammensluttede Vognmaend A.S.                                          1,580             122,538
               East Asiatic Co., Ltd.                                                           900              56,425
               FLS Industries Series B                                                          890              16,554
               GN Great Nordic A.S.                                                          16,720             192,040
           *   Group 4 Securicor A.S.                                                        28,536              72,722
               H. Lundbeck A.S.                                                              17,802             445,569
           *   Jyske Bank A.S.                                                                5,010             191,401
               Koebenhavns Lufthavne                                                            390              86,308
               NKT Holding A.S.                                                               1,100              42,794
               Novo-Nordisk A.S. Series B                                                    14,150             727,774
               Novozymes A.S. Series B                                                        4,380             212,592
               Rockwool, Ltd.                                                                   350              24,292
               Sydbank A.S.                                                                   4,880             101,237
               Tele Danmark A.S.                                                             16,210             714,696
           *   TK Development                                                                   614               3,897
           *   Topdanmark A.S.                                                                1,300              93,344
           *   Vestas Wind Systems A.S.                                                       5,866              95,328
           *   William Demant Holding                                                         3,260             156,019
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $5,769,360)                                                                                        8,148,479
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Danish Krone                                                                                      83,181
                                                                                                       ----------------
     (Cost $85,319)
     TOTAL -- DENMARK
     (Cost $5,854,679)                                                                                        8,231,660
                                                                                                       ----------------

     SINGAPORE -- (0.7%)
     COMMON STOCKS -- (0.7%)
               Allgreen Properties, Ltd.                                                     41,000              26,504
               Asia Pacific Breweries, Ltd.                                                   4,000              21,243
               Capitacommercial Trust                                                        23,100              20,925
           #   Capitaland, Ltd.                                                             115,500             160,465
           *   Chartered Semiconductor Manufacturing, Ltd.                                  112,000              80,606
               City Developments, Ltd.                                                       32,000             131,188
               Comfortdelgro Corp., Ltd.                                                    132,000             134,395
           *   Cosco Corp., Ltd.                                                             23,000              25,175
               Creative Technology Co., Ltd.                                                  3,000              23,853
               Cycle & Carriage, Ltd.                                                         9,097              67,012
               DBS Group Holdings, Ltd.                                                      95,000             791,031
               Fraser & Neave, Ltd.                                                          11,100             104,384
               Great Eastern Holdings, Ltd.                                                  21,000             180,093
               Haw Par Brothers International, Ltd.                                           2,248               7,143

               Hong Leong Finance, Ltd.                                                      15,000              30,396
               Keppel Corp., Ltd.                                                            37,000             256,605
               Keppel Land, Ltd.                                                             22,000              30,038
               MobileOne, Ltd.                                                               41,390              50,909
               Neptune Orient Lines, Ltd.                                                    47,000              94,006
               Overseas Chinese Banking Corp., Ltd.                                          89,300             743,849
               Overseas Union Enterprise, Ltd.                                                6,000              30,039
               Parkway Holdings, Ltd.                                                        20,000              21,567
               SembCorp Industries, Ltd.                                                     73,320              99,632
           *   SembCorp Logistics, Ltd.                                                      32,730              34,209
               Sembcorp Marine, Ltd.                                                         55,000              69,186
               Singapore Airlines, Ltd.                                                      85,000             584,715
               Singapore Land, Ltd.                                                          11,000              34,225
           *   Singapore Petroleum Co., Ltd.                                                 11,000              27,161
           *   Singapore Post, Ltd.                                                          58,000              31,977
               Singapore Press Holdings, Ltd.                                               122,000             315,797
               Singapore Technologies Engineering, Ltd.                                     174,000             250,366
               Singapore Telecommunications, Ltd.                                         1,367,000           2,130,340
               Smrt Corporation, Ltd.                                                        59,000              37,831
           *   St Assembly test Services, Ltd.                                               80,000              57,877
               United Industrial Corp., Ltd.                                                 39,000              24,067
               United Overseas Bank, Ltd.                                                    98,000             839,835
               United Overseas Land, Ltd.                                                    22,000              28,962
               Venture Manufacturing (Singapore), Ltd.                                       17,000             152,641
               Wing Tai Holdings, Ltd.                                                       22,166              11,806
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $7,769,250)                                                                                        7,762,053
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Singapore Dollars                                                                                 25,559
                                                                                                       ----------------
     (Cost $25,612)
     TOTAL -- SINGAPORE
     (Cost $7,794,862)                                                                                        7,787,612
                                                                                                       ----------------

     IRELAND -- (0.7%)
     COMMON STOCKS -- (0.7%)
               Allied Irish Banks P.L.C.                                                     83,158           1,725,441
               Anglo Irish Bank Corp. P.L.C.                                                 57,332             671,061
               Bank of Ireland P.L.C.                                                        92,665           1,406,789
               CRH P.L.C.                                                                    50,877           1,284,491
               DCC P.L.C.                                                                     6,914             137,079
           *   Eircom Group P.L.C.                                                           20,550              46,827
           *   Elan Corp. P.L.C.                                                             33,579             256,365
               Fyffes P.L.C.                                                                 17,987              50,452
               Grafton Group P.L.C.                                                          15,596             181,220
               Greencore Group P.L.C.                                                        13,520              56,808
               IAWS Group P.L.C.                                                             11,551             173,356
               Independent News & Media P.L.C.                                               77,963             239,705
               Irish Permanent P.L.C.                                                        24,811             412,646
               Kerry Group P.L.C.                                                            22,953             564,900
               Kingspan Group P.L.C.                                                          7,855              91,435

           *   Ryanair Holdings P.L.C.                                                       32,702             261,005
           *   Waterford Wedgwood P.L.C.                                                    153,442               7,742
                                                                                                       ----------------

     TOTAL -- IRELAND
     (Cost $6,069,613)                                                                                        7,567,322
                                                                                                       ----------------

     NORWAY -- (0.5%)
     COMMON STOCKS -- (0.5%)
           *   Aker Kvaerner OGEP ASA                                                           467              17,646
               Aker Yards ASA                                                                   288              10,554
               Den Norske Bank ASA Series A                                                  57,400             555,187
           *   Fred Olsen Energy ASA                                                          1,500              30,100
           *   Merkantildata ASA                                                              6,800               1,967
           *   Nera ASA                                                                       6,300              13,371
               Norsk Hydro ASA                                                               16,900           1,369,699
               Norske Skogindustrier ASA Series A                                             8,600             132,079
               Odfjell ASA Series A                                                           3,400              64,841
           *   Opticom ASA                                                                      600               4,455
               Orkla ASA Series A                                                            14,721             501,769
           *   Petroleum Geo-Services ASA (New)                                               1,200              81,339
               Prosafe ASA                                                                    1,350              40,566
               Schibsted ASA                                                                  3,700              97,661
               Smedvig ASA Series A                                                           3,800              66,524
               Statoil Den Norske Stats Oljeselskap ASA                                      98,701           1,737,431
               Storebrand ASA                                                                18,700             155,584
               Tandberg ASA Series A                                                          8,000              85,528
               Telenor ASA                                                                   83,141             662,110
               Tomra Systems ASA                                                              9,200              39,723
               Wilhelmsen (Wilhelm), Ltd. ASA Series A                                        1,000              25,412
               Yara International ASA                                                        16,900             249,891
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $3,977,030)                                                                                        5,943,437
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Norwegian Krone                                                                                      527
                                                                                                       ----------------
     (Cost $537)
     TOTAL -- NORWAY
     (Cost $3,977,567)                                                                                        5,943,964
                                                                                                       ----------------

     GREECE -- (0.4%)
     COMMON STOCKS -- (0.4%)
               Alpha Credit Bank                                                             22,420             616,241
               Athens Water Supply & Sewage Co. S.A.                                          4,100              28,719
               Attica Holdings S.A.                                                           3,130              11,073
               Bank of Piraeus S.A.                                                          14,710             262,988
           *   Commercial Bank of Greece                                                      4,680             143,366
               Cosmote Mobile Telecommunications S.A.                                        21,450             384,242
               EFG Eurobank Ergasias S.A.                                                    18,520             570,561
               Hellenic Bottling Co. S.A.                                                    16,870             446,290

               Hellenic Duty Free Shops S.A.                                                  2,000              33,002
               Hellenic Petroleum S.A.                                                       15,660             150,573
               Hellenic Technodomiki S.A.                                                     4,680              24,407
               Hellenic Telecommunication Organization Co. S.A.                              33,920             604,313
               Intracom S.A.                                                                  3,310              16,990
           *   Mailis (M.J.) S.A.                                                             2,800              13,354
               National Bank of Greece                                                       20,700             698,621
           *   Public Power Corp. of Greece                                                  15,920             393,755
               Titan Cement Co.                                                               4,180             124,814
               Viohalco S.A.                                                                  2,800              17,965
                                                                                                       ----------------

     TOTAL -- GREECE
     (Cost $3,415,686)                                                                                        4,541,274
                                                                                                       ----------------

     AUSTRIA -- (0.3%)
     COMMON STOCKS -- (0.3%)
               Bank Austria Creditanstalt AG                                                  3,568             350,879
           *   Betandwin.com Interactive Entertainment AG                                       367              52,509
               Boehler-Uddeholm AG                                                              480              61,949
               BWT AG                                                                           880              27,042
               Erste Bank der Oesterreichischen Sparkassen AG                                12,663             623,417
               EVN AG                                                                         1,049              72,586
               Flughafen Wien AG                                                                579              37,084
           *   Immofinanz Immobilien Anlagen AG                                               8,273              74,749
               Mayr-Melnhof Karton AG                                                           472              67,274
               Oesterreichische Elektrizitaetswirtschafts AG                                    810             209,521
               OMV AG                                                                         1,728             605,200
           *   RHI AG, Wien                                                                     778              21,446
               Telekom Austria AG                                                            25,712             479,222
               Uniqa Versicherungen AG                                                        1,710              29,883
               Voestalpine AG                                                                 1,802             121,491
               Wienerberger AG                                                                4,749             210,465
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $1,761,203)                                                                                        3,044,717
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Boehler-Uddeholm AG Rights 06/02/05                                              480                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- AUSTRIA
     (Cost $1,761,203)                                                                                        3,044,717
                                                                                                       ----------------

     PORTUGAL -- (0.3%)
     COMMON STOCKS -- (0.3%)
               Banco Comercial Portugues SA                                                 190,708             493,478
               Banco Espirito Santo e Comercial de Lisboa                                    19,360             303,924
               BPI SGPS SA                                                                   44,098             166,833
           #   Brisa Auto Estradas de Portugal SA                                            27,775             216,574
               Cimpor Cimentos de Portugal SA                                                34,848             186,940
               Electricidade de Portugal SA                                                 187,612             476,321

               Jeronimo Martins SGPS SA                                                       7,355             102,943
           #   Portugal Telecom SA                                                           65,007             666,519
               PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA                6,410             136,165
               Sonae SGPS SA                                                                108,923             159,621
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $2,888,823)                                                                                        2,909,318
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
               PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA
           *   Warrants 05/23/05                                                              6,410               2,524
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- PORTUGAL
     (Cost $2,888,823)                                                                                        2,911,842
                                                                                                       ----------------

     EMU -- (0.2%)
     INVESTMENT IN CURRENCY -- (0.2%)
           *   Euro Currency                                                                                  2,288,023
                                                                                                       ----------------
     (Cost $2,342,556)

     NEW ZEALAND -- (0.2%)
     COMMON STOCKS -- (0.2%)
               Auckland International Airport, Ltd.                                          95,556             137,678
               Carter Holt Harvey, Ltd.                                                     124,305             156,131
               Contact Energy, Ltd.                                                          47,343             234,509
               Fisher & Paykel Apppliances Holdings, Ltd.                                    14,080              30,676
               Fisher & Paykel Healthcare Corp.                                              31,395              65,912
               Fletcher Building, Ltd.                                                       35,299             154,906
               Independent Newspapers, Ltd. (Auckland)                                       21,417              93,771
               Sky City Entertainment Group, Ltd.                                            29,418              88,722
               Sky Network Television, Ltd.                                                  17,139              79,463
               Telecom Corporation of New Zealand, Ltd.                                     160,535             677,265
           *   Tower, Ltd.                                                                   21,977              32,065
               Trustpower, Ltd.                                                              14,898              59,181
               Warehouse Group, Ltd.                                                         14,200              32,533
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $1,177,729)                                                                                        1,842,812
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   New Zealand Dollar                                                                                 2,858
                                                                                                       ----------------
     (Cost $2,904)
     TOTAL -- NEW ZEALAND
     (Cost $1,180,633)                                                                                        1,845,670
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
     TEMPORARY CASH INVESTMENTS -- (14.8%)

           ^   Repurchase Agreement, Deutsche Bank Securities & Morgan Stanley
               2.96%, 06/01/05 (Collateralized by $320,972,265 U.S. TIPS 1.875%,
               07/15/13 & U.S. STRIPS, maturities ranging from 05/15/20 to
               11/15/21, valued at $164,624,642) to be repurchased at
               $161,409,041 (Cost $161,395,770)                                    $        161,396         161,395,770

               Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
               (Collateralized by $2,766,000 FNMA Notes 2.95%, 11/14/07, valued
               at $2,762,543) to be repurchased at $2,721,218 (Cost $2,721,000)               2,721           2,721,000
                                                                                                       ----------------
     TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $164,116,770)                                                                                    164,116,770
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,000,237,086)                                                                                  $  1,109,524,429
                                                                                                       ----------------

----------
+       Securities have been fair valued.  See Note B to Financial Statements.
^       Security purchased with cash proceeds from securities on loan.
#       Total or Partial Securities on Loan.
*       Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                          THE U.S. LARGE COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                         SHARES             VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (92.4%)
Financials -- (18.1%)
    #    Ace, Ltd.                                                                           98,800    $      4,270,136
         AFLAC, Inc.                                                                        174,400           7,246,320
    #    Allstate Corp.                                                                     236,000          13,735,200
         AMBAC Financial Group, Inc.                                                         37,800           2,727,270
         American Express Co.                                                               407,600          21,949,260
         American International Group, Inc.                                                 905,100          50,278,305
         AmSouth Bancorporation                                                             123,400           3,289,844
         AON Corp.                                                                          109,900           2,739,807
         Bank of America Corp.                                                            1,408,600          65,246,352
         Bank of New York Co., Inc.                                                         270,500           7,795,810
    #    BB&T Corp.                                                                         190,600           7,612,564
    #    Bear Stearns Companies, Inc.                                                        39,300           3,892,272
         Capital One Financial Corp.                                                         85,900           6,476,860
         Chubb Corp.                                                                         66,500           5,601,295
         Cincinnati Financial Corp.                                                          58,005           2,289,457
         CIT Group, Inc.                                                                     73,300           3,109,386
         Citigroup, Inc.                                                                  1,815,800          85,542,338
         Comerica, Inc.                                                                      59,200           3,308,096
         Compass Bancshares, Inc.                                                            43,000           1,916,510
         Countrywide Financial Corp.                                                        201,700           7,497,189
    *    E*TRADE Financial Corp.                                                            128,800           1,590,680
         Federal Home Loan Mortgage Corporation                                             239,100          15,551,064
         Federal National Mortgage Association                                              336,400          19,928,336
         Federated Investors, Inc.                                                           33,100             980,091
         Fifth Third Bancorp                                                                180,700           7,701,434
    #    First Horizon National Corp.                                                        42,800           1,807,444
         Franklin Resources, Inc.                                                            68,800           4,963,232
         Golden West Financial Corp.                                                         98,200           6,149,284
         Hartford Financial Services Group, Inc.                                            102,800           7,688,412
         Huntington Bancshares, Inc.                                                         80,500           1,877,260
         Janus Capital Group, Inc.                                                           82,000           1,259,520
         Jefferson-Pilot Corp.                                                               47,400           2,388,960
         JPMorgan Chase & Co.                                                             1,235,000          44,151,250
         KeyCorp                                                                            141,200           4,625,712
         Lehman Brothers Holdings, Inc.                                                      95,900           8,841,980
    #    Lincoln National Corp.                                                              60,600           2,759,118
         Loews Corp.                                                                         55,500           4,179,150
         M&T Bank Corp.                                                                      34,200           3,493,188
         Marsh & McLennan Companies, Inc.                                                   183,800           5,337,552
         Marshall & Ilsley Corp.                                                             72,100           3,137,071
         MBIA, Inc.                                                                          48,900           2,734,977
         MBNA Corp.                                                                         444,000           9,363,960

         Mellon Financial Corp.                                                             147,200           4,086,272
         Merrill Lynch & Co., Inc.                                                          323,500          17,553,110
         MetLife, Inc.                                                                      254,700          11,359,620
         MGIC Investment Corp.                                                               33,600           2,061,024
    #    Moody's Corp.                                                                       95,400           4,127,958
         Morgan Stanley                                                                     386,600          18,927,936
         National City Corp.                                                                206,500           7,136,640
         North Fork Bancorporation, Inc.                                                    163,600           4,459,736
         Northern Trust Corp.                                                                70,700           3,246,544
         PNC Financial Services Group                                                        98,300           5,372,095
         Principal Financial Group, Inc.                                                    104,100           4,152,549
         Progressive Corp.                                                                   69,600           6,686,472
    *    Providian Financial Corp.                                                          101,900           1,815,858
         Prudential Financial, Inc.                                                         182,100          11,528,751
    #    Regions Financial Corp.                                                            161,400           5,435,952
         Safeco Corp.                                                                        44,200           2,378,402
         Schwab (Charles) Corp.                                                             399,000           4,524,660
         SLM Corp.                                                                          149,400           7,211,538
         Sovereign Bancorp, Inc.                                                            130,300           2,908,296
         State Street Corp.                                                                 115,900           5,563,200
         SunTrust Banks, Inc.                                                               117,900           8,678,619
         Synovus Financial Corp.                                                            108,100           3,142,467
         T. Rowe Price Group, Inc.                                                           43,000           2,565,380
         The Goldman Sachs Group, Inc.                                                      155,600          15,171,000
         The St. Paul Travelers Companies, Inc.                                             232,500           8,807,100
         Torchmark Corp.                                                                     37,600           1,983,400
         U.S. Bancorp                                                                       644,100          18,891,453
         UnumProvident Corp.                                                                103,400           1,898,424
         Wachovia Corp.                                                                     550,900          27,958,175
         Washington Mutual, Inc.                                                            303,500          12,534,550
         Wells Fargo & Co.                                                                  589,300          35,599,613
         XL Capital, Ltd.                                                                    48,300           3,636,024
         Zions Bancorporation                                                                31,200           2,210,208
                                                                                                       ----------------
Total Financials
(Cost $518,161,659)                                                                                         740,646,972
                                                                                                       ----------------

Information Technology -- (14.3%)
    *    ADC Telecommunications, Inc.                                                        40,242             730,795
    #    Adobe Systems, Inc.                                                                169,200           5,593,752
    *    Advanced Micro Devices, Inc.                                                       136,900           2,245,160
    *    Affiliated Computer Services, Inc. Class A                                          44,000           2,276,120
    *    Agilent Technologies, Inc.                                                         150,200           3,606,302
    *    Altera Corp.                                                                       129,400           2,871,386
         Analog Devices, Inc.                                                               129,500           4,801,860
    *    Andrew Corp.                                                                        55,900             741,234
    *    Apple Computer, Inc.                                                               284,000          11,277,640
         Applied Materials, Inc.                                                            579,600           9,511,236
    *    Applied Micro Circuits Corp.                                                       107,000             307,090
         Autodesk, Inc.                                                                      79,800           3,158,484
         Automatic Data Processing, Inc.                                                    202,600           8,873,880
    *    Avaya, Inc.                                                                        166,700           1,525,305
    *    BMC Software, Inc.                                                                  76,900           1,308,838
    *    Broadcom Corp.                                                                     101,000           3,584,490
    *    Ciena Corp.                                                                        198,900             433,602
    *    Cisco Sytems, Inc.                                                               2,246,300          43,533,294

    *    Citrix Systems, Inc.                                                                59,000           1,484,440
         Computer Associates International, Inc.                                            185,968           5,071,347
    *    Computer Sciences Corp.                                                             66,400           3,074,984
    *    Compuware Corp.                                                                    134,600             922,010
    *    Comverse Technology, Inc.                                                           68,800           1,618,864
    *    Convergys Corp.                                                                     49,400             673,322
    *    Corning, Inc.                                                                      489,900           7,681,632
    *    Dell, Inc.                                                                         854,600          34,089,994
    *    Electronic Arts, Inc.                                                              107,000           5,621,780
         Electronic Data Systems Corp.                                                      179,900           3,544,030
    *    EMC Corp.                                                                          835,900          11,752,754
         First Data Corp.                                                                   278,700          10,543,221
    *    Fiserv, Inc.                                                                        67,100           2,885,300
    *    Freescale Semiconductor, Inc. Class B                                              139,600           2,819,920
    *    Gateway, Inc.                                                                      103,900             359,494
         Hewlett-Packard Co.                                                              1,006,200          22,649,562
         Intel Corp.                                                                      2,163,800          58,271,134
         International Business Machines Corp.                                              567,300          42,859,515
    *    Intuit, Inc.                                                                        64,500           2,787,690
    *    Jabil Circuit, Inc.                                                                 63,800           1,864,874
    *    JDS Uniphase Corp.                                                                 502,000             768,060
    #    KLA-Tencor Corp.                                                                    68,400           3,106,044
    *    Lexmark International, Inc.                                                         44,000           3,011,360
         Linear Technology Corp.                                                            106,700           3,998,049
    *    LSI Logic Corp.                                                                    133,700             984,032
  * #    Lucent Technologies, Inc.                                                        1,539,700           4,326,557
         Maxim Integrated Products, Inc.                                                    113,600           4,475,840
    *    Mercury Interactive Corp.                                                           29,300           1,322,016
    *    Micron Technology, Inc.                                                            213,300           2,342,034
         Microsoft Corp.                                                                  3,516,200          90,717,960
         Molex, Inc.                                                                         58,300           1,544,367
         Motorola, Inc.                                                                     852,000          14,799,240
         National Semiconductor Corp.                                                       123,500           2,484,820
    *    NCR Corp.                                                                           64,700           2,369,961
    *    Network Appliance, Inc.                                                            127,200           3,658,272
    *    Novell, Inc.                                                                       131,700             770,445
    *    Novellus Systems, Inc.                                                              48,600           1,295,190
    *    Nvidia Corp.                                                                        57,800           1,571,582
    *    Oracle Corp.                                                                     1,561,500          20,018,430
    *    Parametric Technology Corp.                                                         94,000             565,880
         Paychex, Inc.                                                                      123,600           3,569,568
    *    PMC-Sierra, Inc.                                                                    62,400             547,248
    *    QLogic Corp.                                                                        31,900           1,021,438
         Qualcomm, Inc.                                                                     571,900          21,308,994
         Sabre Holdings Corp.                                                                45,700             917,199
    *    Sanmina-SCI Corp.                                                                  181,900             933,147
         Scientific-Atlanta, Inc.                                                            52,900           1,761,570
    *    Siebel Systems, Inc.                                                               178,900           1,649,458
    *    Solectron Corp.                                                                    337,400           1,231,510
    *    Sun Microsystems, Inc.                                                           1,173,900           4,472,559
    *    Sungard Data Systems, Inc.                                                         100,300           3,481,413
  * #    Symantec Corp.                                                                     246,500           5,573,365
         Symbol Technologies, Inc.                                                           84,300             970,293
         Tektronix, Inc.                                                                     31,100             705,037
    *    Tellabs, Inc.                                                                      160,500           1,319,310

    *    Teradyne, Inc.                                                                      67,400             876,874
         Texas Instruments, Inc.                                                            598,200          16,534,248
    *    Unisys Corp.                                                                       117,200             848,528
    *    Veritas Software Corp.                                                             146,600           3,645,942
    *    Xerox Corp.                                                                        332,700           4,514,739
         Xilinx, Inc.                                                                       121,100           3,360,525
    *    Yahoo!, Inc.                                                                       453,100          16,855,320
                                                                                                       ----------------
Total Information Technology
(Cost $560,187,362)                                                                                         587,184,759
                                                                                                       ----------------

Health Care -- (12.4%)
         Abbott Laboratories                                                                541,700          26,131,608
         Aetna, Inc.                                                                        102,300           7,980,423
         Allergan, Inc.                                                                      45,700           3,533,067
         AmerisourceBergen Corp.                                                             36,600           2,363,262
    *    Amgen, Inc.                                                                        435,400          27,247,332
         Applera Corp. - Applied Biosystems Group                                            68,300           1,462,303
         Bard (C.R.), Inc.                                                                   36,400           2,484,300
         Bausch & Lomb, Inc.                                                                 18,700           1,460,283
         Baxter International, Inc.                                                         215,400           7,948,260
         Becton Dickinson & Co.                                                              88,000           5,055,600
    *    Biogen Idec, Inc.                                                                  115,900           4,531,690
         Biomet, Inc.                                                                        87,900           3,312,951
    *    Boston Scientific Corp.                                                            264,100           7,154,469
         Bristol-Myers Squibb Co.                                                           679,000          17,219,440
    #    Cardinal Health, Inc.                                                              150,700           8,730,051
  * #    Caremark Rx, Inc.                                                                  158,900           7,096,474
    *    Chiron Corp.                                                                        51,300           1,925,802
         Cigna Corp.                                                                         45,700           4,444,325
         Eli Lilly & Co.                                                                    393,700          22,952,710
  * #    Express Scripts, Inc.                                                               26,400           2,439,096
  * #    Fisher Scientific International, Inc.                                               40,800           2,548,368
    *    Forest Laboratories, Inc.                                                          122,100           4,710,618
    *    Genzyme Corp.                                                                       86,100           5,371,779
    *    Gilead Sciences, Inc.                                                              150,400           6,136,320
         Guidant Corp.                                                                      112,100           8,283,069
         HCA, Inc.                                                                          143,100           7,727,400
    #    Health Management Associates, Inc.                                                  84,800           2,138,656
    *    Hospira, Inc.                                                                       54,300           2,067,744
    *    Humana, Inc.                                                                        55,900           2,032,524
         IMS Health, Inc.                                                                    80,600           1,978,730
         Johnson & Johnson                                                                1,033,300          69,334,430
    *    King Pharmaceuticals, Inc.                                                          84,000             794,640
    *    Laboratory Corp. of America Holdings                                                46,900           2,272,305
         Manor Care, Inc.                                                                    29,900           1,161,914
         McKesson Corp.                                                                     102,600           4,131,702
    *    Medco Health Solutions, Inc.                                                        95,600           4,780,000
    *    Medimmune, Inc.                                                                     86,400           2,280,960
         Medtronic, Inc.                                                                    420,300          22,591,125
         Merck & Co., Inc.                                                                  767,300          24,891,212
    *    Millipore Corp.                                                                     17,300             890,777
         Mylan Laboratories, Inc.                                                            93,600           1,544,400
         PerkinElmer, Inc.                                                                   45,100             862,763
         Pfizer, Inc.                                                                     2,592,500          72,330,750
         Quest Diagnostics, Inc.                                                             31,700           3,328,500

         Schering-Plough Corp.                                                              512,500           9,993,750
    *    St. Jude Medical, Inc.                                                             125,400           5,031,048
         Stryker Corp.                                                                      130,200           6,334,230
    *    Tenet Healthcare Corp.                                                             162,800           1,973,136
    *    Thermo Electron Corp.                                                               55,600           1,463,392
         UnitedHealth Group, Inc.                                                           445,800          21,656,964
    *    Waters Corp.                                                                        42,000           1,631,700
    *    Watson Pharmaceuticals, Inc.                                                        38,100           1,145,286
    *    WellPoint, Inc.                                                                    106,000          14,098,000
         Wyeth                                                                              464,300          20,136,691
    *    Zimmer Holdings, Inc.                                                               85,700           6,562,906
                                                                                                       ----------------
Total Health Care
(Cost $377,818,748)                                                                                         509,691,235
                                                                                                       ----------------

Industrials -- (10.7%)
         3M Co.                                                                             268,400          20,572,860
    *    Allied Waste Industries, Inc.                                                       94,300             727,053
         American Power Conversion Corp.                                                     62,400           1,588,704
         American Standard Companies, Inc.                                                   62,600           2,679,280
         Avery Dennison Corp.                                                                35,400           1,856,730
    #    Boeing Co.                                                                         289,300          18,486,270
         Burlington Northern Santa Fe Corp.                                                 131,500           6,498,730
         Caterpillar, Inc.                                                                  119,200          11,217,912
         Cendant Corp.                                                                      366,600           7,775,586
         Cintas Corp.                                                                        51,900           2,095,203
         Cooper Industries, Ltd.                                                             32,200           2,219,868
         CSX Corp.                                                                           74,900           3,114,342
    #    Cummins, Inc.                                                                       14,900           1,012,455
    #    Danaher Corp.                                                                       95,600           5,270,428
         Deere & Co.                                                                         85,800           5,675,670
  * #    Delta Air Lines, Inc.                                                               48,600             187,110
         Donnelley (R.R.) & Sons Co.                                                         74,900           2,490,425
         Dover Corp.                                                                         70,800           2,681,196
         Eaton Corp.                                                                         53,100           3,178,035
         Emerson Electric Co.                                                               145,700           9,684,679
         Equifax, Inc.                                                                       46,900           1,626,961
         FedEx Corp.                                                                        104,700           9,362,274
    #    Fluor Corp.                                                                         29,700           1,706,265
         General Dynamics Corp.                                                              69,600           7,515,408
         General Electric Co.                                                             3,683,200         134,363,136
         Goodrich (B.F.) Co.                                                                 41,700           1,745,562
         Honeywell International, Inc.                                                      295,600          10,709,588
         Illinois Tool Works, Inc.                                                           95,400           8,054,622
         Ingersoll-Rand Co., Ltd. Class A                                                    60,200           4,660,082
         ITT Industries, Inc.                                                                32,000           3,040,000
         L-3 Communications Holdings, Inc.                                                   40,100           2,838,278
         Lockheed Martin Corp.                                                              139,500           9,052,155
         Masco Corp.                                                                        155,700           4,985,514
    *    Monster Worldwide, Inc.                                                             41,900           1,105,322
    *    Navistar International Corp.                                                        22,900             698,679
         Norfolk Southern Corp.                                                             139,200           4,443,264
         Northrop Grumman Corp.                                                             125,200           6,976,144
         Paccar, Inc.                                                                        60,400           4,273,300
         Pall Corp.                                                                          43,100           1,258,089
         Parker Hannifin Corp.                                                               41,700           2,515,761

         Pitney Bowes, Inc.                                                                  80,200           3,577,722
         Raytheon Co.                                                                       157,400           6,163,784
         Robert Half International, Inc.                                                     55,900           1,394,146
         Rockwell Automation, Inc.                                                           60,800           3,123,296
         Rockwell Collins, Inc.                                                              61,900           3,057,241
         Ryder System, Inc.                                                                  22,300             819,302
         Southwest Airlines Co.                                                             256,000           3,724,800
         Textron, Inc.                                                                       46,900           3,624,901
         Tyco International, Ltd.                                                           699,600          20,239,428
         Union Pacific Corp.                                                                 90,700           6,073,272
         United Parcel Service, Inc.                                                        389,000          28,649,850
         United Technologies Corp.                                                          178,000          18,992,600
         W.W. Grainger, Inc.                                                                 29,000           1,577,310
         Waste Management, Inc.                                                             197,500           5,824,275
                                                                                                       ----------------
Total Industrials
(Cost $311,260,626)                                                                                         436,784,867
                                                                                                       ----------------

Consumer Discretionary -- (10.5%)
    *    Apollo Group, Inc. Class A                                                          57,600           4,521,600
    *    AutoNation, Inc.                                                                    78,500           1,569,215
    *    Autozone, Inc.                                                                      23,500           2,127,220
    *    Bed Bath and Beyond, Inc.                                                          105,100           4,272,315
         Best Buy Co., Inc.                                                                 103,800           5,649,834
    *    Big Lots, Inc.                                                                      39,200             496,272
    #    Black & Decker Corp.                                                                27,900           2,436,228
         Brunswick Corp.                                                                     33,700           1,450,448
         Carnival Corp.                                                                     183,100           9,685,990
         Centex Corp.                                                                        44,000           2,881,120
         Circuit City Stores, Inc.                                                           66,400           1,088,296
         Clear Channel Communications, Inc.                                                 183,200           5,354,936
    *    Coach, Inc.                                                                        132,900           3,859,416
    *    Comcast Corp. Class A                                                              768,700          24,752,140
         Cooper Tire & Rubber Co.                                                            22,300             424,592
         Dana Corp.                                                                          52,100             705,955
         Darden Restaurants, Inc.                                                            51,300           1,666,224
         Delphi Corp.                                                                       195,000             848,250
         Dillards, Inc. Class A                                                              24,500             586,040
         Disney (Walt) Co.                                                                  711,400          19,520,816
         Dollar General Corp.                                                               104,700           2,053,167
         Dow Jones & Co., Inc.                                                               24,500             869,750
         Eastman Kodak Co.                                                                   99,600           2,617,488
  * #    eBay, Inc.                                                                         420,500          15,983,205
         Family Dollar Stores, Inc.                                                          58,300           1,496,561
    #    Federated Department Stores, Inc.                                                   58,900           3,972,805
         Ford Motor Co.                                                                     636,200           6,349,276
         Fortune Brands, Inc.                                                                50,400           4,359,600
         Gannett Co., Inc.                                                                   87,300           6,500,358
         Gap, Inc.                                                                          275,500           5,785,500
    #    General Motors Corp.                                                               196,300           6,189,339
         Genuine Parts Co.                                                                   60,700           2,607,672
  * #    Goodyear Tire & Rubber Co.                                                          61,100             879,229
         H&R Block, Inc.                                                                     57,400           2,865,408
         Harley-Davidson, Inc.                                                              101,500           4,976,545
    #    Harrahs Entertainment, Inc.                                                         39,500           2,836,495
         Hasbro, Inc.                                                                        58,000           1,170,440

         Hilton Hotels Corp.                                                                133,700           3,239,551
         Home Depot, Inc.                                                                   763,000          30,024,050
         International Game Technology                                                      119,900           3,378,782
    *    Interpublic Group of Companies, Inc.                                               146,900           1,812,746
         Johnson Controls, Inc.                                                              66,400           3,762,224
         Jones Apparel Group, Inc.                                                           42,600           1,359,366
         KB Home                                                                             29,000           1,958,660
         Knight-Ridder, Inc.                                                                 26,300           1,659,004
    *    Kohl's Corp.                                                                       113,300           5,516,577
         Leggett & Platt, Inc.                                                               66,300           1,766,232
         Limited Brands, Inc.                                                               132,800           2,731,696
         Liz Claiborne, Inc.                                                                 37,800           1,419,390
    #    Lowe's Companies, Inc.                                                             268,600          15,366,606
         Marriott International, Inc. Class A                                                69,800           4,714,292
    #    Mattel, Inc.                                                                       144,800           2,632,464
         May Department Stores Co.                                                          101,500           3,873,240
    #    Maytag Corp.                                                                        27,700             404,143
         McDonald's Corp.                                                                   442,000          13,675,480
         McGraw-Hill Companies, Inc.                                                        132,400           5,780,584
         Meredith Corp.                                                                      15,800             783,680
         Newell Rubbermaid, Inc.                                                             95,500           2,176,445
         News Corp. Class A                                                                 864,600          13,945,998
         NIKE, Inc. Class B                                                                  79,800           6,559,560
         Nordstrom, Inc.                                                                     43,800           2,673,552
    *    Office Depot, Inc.                                                                 108,700           2,143,564
         OfficeMax, Inc.                                                                     24,400             740,540
         Omnicom Group, Inc.                                                                 64,800           5,306,472
         Penney (J.C.) Co., Inc.                                                             94,100           4,682,416
         Pulte Homes, Inc.                                                                   41,200           3,149,740
         RadioShack Corp.                                                                    55,100           1,386,316
    #    Reebok International, Ltd.                                                          19,500             793,845
    *    Sears Holdings Corp.                                                                22,865           3,354,295
         Sherwin-Williams Co.                                                                44,000           1,955,800
    #    Snap-On, Inc.                                                                       20,100             693,651
         Staples, Inc.                                                                      258,250           5,560,123
    *    Starbucks Corp.                                                                    138,900           7,604,775
         Starwood Hotels & Resorts Worldwide, Inc.                                           73,900           4,136,183
         Target Corp.                                                                       311,100          16,706,070
    #    The New York Times Co. Class A                                                      50,700           1,590,459
         The Stanley Works                                                                   26,100           1,164,321
         The TJX Companies, Inc.                                                            167,400           3,838,482
    #    Tiffany & Co.                                                                       50,600           1,575,178
    *    Time Warner, Inc.                                                                1,597,100          27,789,540
    *    Toys R Us, Inc.                                                                     74,800           1,959,760
         Tribune Co.                                                                        103,700           3,751,866
    *    Univision Communications, Inc. Class A                                             101,400           2,698,254
         V.F. Corp.                                                                          34,700           1,958,121
         Viacom, Inc. Class B                                                               592,500          20,316,825
    #    Visteon Corp.                                                                       45,100             344,113
         Wendy's International, Inc.                                                         39,600           1,787,148
         Whirlpool Corp.                                                                     23,300           1,603,040
         Yum! Brands, Inc.                                                                  101,300           5,195,677
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $353,509,371)                                                                                         430,410,641
                                                                                                       ----------------

Consumer Staples -- (9.6%)
         Alberto-Culver Co. Class B                                                          29,400           1,303,302
    #    Albertson's, Inc.                                                                  127,900           2,684,621
    #    Altria Group, Inc.                                                                 718,900          48,266,946
         Anheuser-Busch Companies, Inc.                                                     270,000          12,649,500
         Archer-Daniels-Midland Co.                                                         216,500           4,297,525
         Avon Products, Inc.                                                                163,900           6,513,386
         Brown-Forman Corp. Class B                                                          31,300           1,866,106
         Campbell Soup Co.                                                                  113,200           3,512,596
         Clorox Co.                                                                          53,300           3,113,253
         Coca-Cola Co.                                                                      787,200          35,132,736
         Coca-Cola Enterprises, Inc.                                                        122,500           2,680,300
         Colgate-Palmolive Co.                                                              182,600           9,124,522
         ConAgra, Inc.                                                                      179,100           4,683,465
         Costco Wholesale Corp.                                                             164,200           7,457,964
         CVS Corp.                                                                          139,100           7,629,635
         General Mills, Inc.                                                                126,800           6,276,600
         Gillette Co.                                                                       344,500          18,168,930
         Heinz (H.J.) Co.                                                                   121,600           4,422,592
         Hershey Foods Corp.                                                                 76,000           4,879,960
         Kellogg Co.                                                                        121,900           5,545,231
         Kimberly-Clark Corp.                                                               167,200          10,755,976
         McCormick & Co., Inc.                                                               47,100           1,593,864
         Molson Coors Brewing Co.                                                            28,000           1,637,160
         Pepsi Bottling Group, Inc.                                                          68,800           1,951,856
         PepsiCo, Inc.                                                                      583,200          32,834,160
         Procter & Gamble Co.                                                               876,500          48,338,975
    #    Reynolds American, Inc.                                                             40,500           3,357,855
    *    Safeway, Inc.                                                                      155,500           3,422,555
         Sara Lee Corp.                                                                     274,300           5,565,547
         Supervalu, Inc.                                                                     46,900           1,536,444
         Sysco Corp.                                                                        221,300           8,223,508
    *    The Kroger Co.                                                                     254,400           4,266,288
         UST, Inc.                                                                           57,400           2,557,744
    #    Walgreen Co.                                                                       354,900          16,091,166
         Wal-Mart Stores, Inc.                                                            1,177,200          55,599,156
         Wrigley (Wm.) Jr. Co.                                                               68,000           4,642,360
                                                                                                       ----------------
Total Consumer Staples
(Cost $263,498,630)                                                                                         392,583,784
                                                                                                       ----------------

Energy -- (7.7%)
         Amerada Hess Corp.                                                                  29,600           2,748,360
    #    Anadarko Petroleum Corp.                                                            82,300           6,230,110
    #    Apache Corp.                                                                       113,500           6,669,260
         Ashland, Inc.                                                                       23,100           1,577,730
         Baker Hughes, Inc.                                                                 117,500           5,427,325
         BJ Services Co.                                                                     56,400           2,839,740
         Burlington Resources, Inc.                                                         134,500           6,816,460
         ChevronTexaco Corp.                                                                731,200          39,323,936
         ConocoPhillips                                                                     241,700          26,064,928
         Devon Energy Corp.                                                                 166,500           7,642,350
    #    El Paso Corp.                                                                      223,600           2,312,024
         EOG Resources, Inc.                                                                 83,100           4,145,859
         Exxon Mobil Corp.                                                                2,218,900         124,702,180
         Halliburton Co.                                                                    175,300           7,492,322

    #    Kerr-McGee Corp.                                                                    40,500           2,991,330
         Kinder Morgan, Inc.                                                                 38,200           2,968,522
         Marathon Oil Corp.                                                                 120,600           5,847,894
    *    Nabors Industries, Ltd.                                                             49,200           2,711,412
    *    National-Oilwell, Inc.                                                              58,300           2,623,500
    #    Noble Corp.                                                                         47,100           2,666,802
         Occidental Petroleum Corp.                                                         138,000          10,089,180
         Rowan Companies, Inc.                                                               37,200           1,023,000
         Schlumberger, Ltd.                                                                 204,900          14,009,013
         Sunoco, Inc.                                                                        24,100           2,471,937
         The Williams Companies, Inc.                                                       198,200           3,648,862
  * #    Transocean, Inc.                                                                   111,600           5,558,796
         Unocal Corp.                                                                        94,000           5,357,060
         Valero Energy Corp.                                                                 89,200           6,120,904
         XTO Energy, Inc.                                                                   120,700           3,756,184
                                                                                                       ----------------
Total Energy
(Cost $190,448,944)                                                                                         315,836,980
                                                                                                       ----------------

Utilities -- (3.0%)
    *    AES Corp.                                                                          225,500           3,357,695
    *    Allegheny Energy, Inc.                                                              56,300           1,361,334
         Ameren Corp.                                                                        67,900           3,705,982
         American Electric Power Co., Inc.                                                  133,200           4,753,908
  * #    Calpine Corp.                                                                      185,600             553,088
         CenterPoint Energy, Inc.                                                           100,500           1,232,130
         Cinergy Corp.                                                                       66,500           2,741,795
  * #    CMS Energy Corp.                                                                    74,900             990,927
         Consolidated Edison, Inc.                                                           84,300           3,836,493
         Constellation Energy Group                                                          61,400           3,281,830
         Dominion Resources, Inc.                                                           118,400           8,324,704
         DTE Energy Co.                                                                      60,500           2,876,170
    #    Duke Energy Corp.                                                                  325,900           8,955,732
    *    Dynegy, Inc.                                                                       115,000             534,750
         Edison International                                                               113,200           4,160,100
         Entergy Corp.                                                                       74,100           5,322,603
         Exelon Corp.                                                                       231,000          10,822,350
         FirstEnergy Corp.                                                                  114,600           5,076,780
         FPL Group, Inc.                                                                    135,900           5,524,335
         KeySpan Corp.                                                                       60,100           2,388,374
         Nicor, Inc.                                                                         15,300             604,350
         NiSource, Inc.                                                                      94,300           2,272,630
         Peoples Energy Corp.                                                                13,200             564,300
         PG&E Corp.                                                                         125,400           4,485,558
         Pinnacle West Capital Corp.                                                         33,700           1,486,844
    #    PPL Corp.                                                                           65,700           3,778,407
         Progress Energy, Inc.                                                               85,800           3,794,934
         Public Service Enterprise Group, Inc.                                               82,900           4,600,950
         Sempra Energy                                                                       82,800           3,284,676
         Southern Co.                                                                       258,200           8,765,890
         TECO Energy, Inc.                                                                   71,700           1,267,656
         TXU Corp.                                                                           83,500           6,703,380
         Xcel Energy, Inc.                                                                  139,400           2,569,142
                                                                                                       ----------------
Total Utilities
(Cost $94,737,953)                                                                                          123,979,797
                                                                                                       ----------------

Telecommunication Services -- (2.9%)
         Alltel Corp.                                                                       113,600           6,608,112
         AT&T Corp.                                                                         278,100           5,225,499
         BellSouth Corp.                                                                    636,400          17,030,064
         CenturyTel, Inc.                                                                    46,700           1,531,293
    #    Citizens Communications Co.                                                        116,600           1,590,424
    *    Nextel Communications, Inc.                                                        391,500          11,815,470
    *    Qwest Communications International, Inc.                                           580,700           2,276,344
         SBC Communications, Inc.                                                         1,147,900          26,837,902
         Sprint Corp.                                                                       513,600          12,167,184
         Verizon Communications, Inc.                                                       962,600          34,056,788
                                                                                                       ----------------
Total Telecommunication Services
(Cost $138,008,205)                                                                                         119,139,080
                                                                                                       ----------------

Materials -- (2.7%)
         Air Products & Chemicals, Inc.                                                      79,100           4,764,193
         Alcoa, Inc.                                                                        302,900           8,208,590
         Allegheny Technologies, Inc.                                                        31,100             661,186
         Ball Corp.                                                                          38,200           1,434,410
         Bemis Co., Inc.                                                                     37,200           1,010,352
         Dow Chemical Co.                                                                   331,300          15,004,577
         DuPont (E.I.) de Nemours & Co., Inc.                                               346,500          16,115,715
         Eastman Chemical Co.                                                                27,100           1,592,938
         Ecolab, Inc.                                                                        76,700           2,479,711
         Engelhard Corp.                                                                     42,400           1,246,560
         Freeport-McMoRan Copper & Gold, Inc. Class B                                        62,100           2,192,130
         Georgia-Pacific Corp.                                                               90,300           2,992,542
         Great Lakes Chemical Corp.                                                          17,900             606,810
    *    Hercules, Inc.                                                                      38,900             537,598
         International Flavors & Fragrances, Inc.                                            30,800           1,142,372
         International Paper Co.                                                            170,400           5,488,584
         Louisiana-Pacific Corp.                                                             38,500             969,430
    #    MeadWestavco Corp.                                                                  70,400           2,019,072
         Monsanto Co.                                                                        92,500           5,272,500
         Newmont Mining Corp.                                                               154,300           5,746,132
         Nucor Corp.                                                                         55,500           2,939,280
    *    Pactiv Corp.                                                                        51,600           1,179,060
         Phelps Dodge Corp.                                                                  33,600           2,936,640
    #    PPG Industries, Inc.                                                                60,200           3,936,478
         Praxair, Inc.                                                                      112,100           5,254,127
         Rohm & Haas Co.                                                                     67,600           3,153,540
    *    Sealed Air Corp.                                                                    29,000           1,501,910
         Sigma-Aldrich Corp.                                                                 23,900           1,431,849
         Temple-Inland, Inc.                                                                 39,800           1,421,656
         United States Steel Corp.                                                           39,600           1,574,892
         Vulcan Materials Co.                                                                35,800           2,145,494
         Weyerhaeuser Co.                                                                    84,400           5,414,260
                                                                                                       ----------------
Total Materials
(Cost $84,499,322)                                                                                          112,374,588
                                                                                                       ----------------

Real Estate Investment Trusts -- (0.5%)
         Apartment Investment & Management Co. Class A                                       33,300           1,235,430
         Archstone-Smith Trust                                                               69,500           2,558,990
         Equity Office Properties Trust                                                     140,100           4,551,849
         Equity Residential                                                                  98,300           3,528,970

         Plum Creek Timber Co., Inc.                                                         63,900           2,239,695
    #    ProLogis                                                                            64,000           2,613,760
         Simon Property Group, Inc.                                                          76,800           5,277,696
                                                                                                       ----------------
Total Real Estate Investment Trusts                                                                          22,006,390
                                                                                                       ----------------
(Cost $18,025,834)

TOTAL COMMON STOCKS                                                                                       3,790,639,093
                                                                                                       ----------------
(Cost $2,910,156,654)

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (7.6%)
    ^    Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
         (Collateralized by $512,215,000 U.S. STRIPS, rates ranging from 7.50%
         to 11.75%, maturities ranging from 11/15/14 to 11/15/24, valued at
         $239,637,495) to be repurchased at $234,956,078 (Cost $234,937,022)       $        234,937         234,937,022
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $77,493,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $77,589,866) to be repurchased at $76,449,137 (Cost $76,443,000)                    76,443          76,443,000
                                                                                                       ----------------
                                                                                                            311,380,022
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $311,380,022)                                                                                         311,380,022
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $3,221,536,676)                                                                                  $  4,102,019,115
                                                                                                       ================

----------
+        See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (95.5%)
Consumer Discretionary -- (28.1%)
         American Greetings Corp. Class A                                                   177,600    $      4,614,048
     *   AutoNation, Inc.                                                                 2,057,600          41,131,424
     *   Barnes & Noble, Inc.                                                               176,400           6,676,740
         Belo Corp. Class A                                                                 362,300           8,905,334
     *   Big Lots, Inc.                                                                     253,500           3,209,310
     #   Blockbuster, Inc. Class A                                                           83,900             766,007
         Borders Group, Inc.                                                                 34,000             859,860
         BorgWarner, Inc.                                                                   201,600          10,777,536
     *   Caesars Entertainment, Inc.                                                        845,900          18,229,145
     *   Cavco Industries, Inc.                                                              22,900             616,239
         Circuit City Stores, Inc.                                                          586,200           9,607,818
         Clear Channel Communications, Inc.                                               1,942,666          56,784,127
     *   Comcast Corp. Class A                                                            3,966,525         127,722,105
     *   Comcast Corp. Special Class A Non-Voting                                           927,100          29,333,444
         Dana Corp.                                                                         511,600           6,932,180
         Dillards, Inc. Class A                                                             286,000           6,841,120
         Disney (Walt) Co.                                                                  906,600          24,877,104
     #   Federated Department Stores, Inc.                                                  618,200          41,697,590
         Foot Locker, Inc.                                                                   90,400           2,387,464
         Ford Motor Co.                                                                   5,892,000          58,802,160
     #   General Motors Corp.                                                             1,913,900          60,345,267
   * #   Goodyear Tire & Rubber Co.                                                         203,900           2,934,121
         Hearst-Argyle Television, Inc.                                                     238,600           5,955,456
         Hollinger International, Inc. Class A                                              257,600           2,382,800
         Horton (D.R.), Inc.                                                              1,091,829          37,744,529
   * #   IAC/InterActiveCorp                                                              2,346,703          57,494,223
         Lear Corp.                                                                         227,800           8,588,060
     *   Liberty Media Corp. Class A                                                      9,460,100          98,290,439
     *   Liberty Media International, Inc. Class A                                          313,805          13,151,568
         May Department Stores Co.                                                          446,600          17,042,256
     *   MGM Mirage                                                                         734,400          27,973,296
         News Corp. Class A                                                                  44,676             720,624
     #   OfficeMax, Inc.                                                                    354,300          10,753,005
         Penney (J.C.) Co., Inc.                                                          1,120,000          55,731,200
         Pulte Homes, Inc.                                                                  248,400          18,990,180
     *   Radio One, Inc.                                                                     55,000             694,100
         Saks, Inc.                                                                         743,200          12,738,448
     *   Sears Holdings Corp.                                                               173,929          25,515,384
         Service Corp. International                                                        311,600           2,361,928
         Starwood Hotels & Resorts Worldwide, Inc.                                          548,600          30,705,142
     *   The DIRECTV Group, Inc.                                                            481,937           7,195,319
     *   Time Warner, Inc.                                                               10,059,480         175,034,952

     *   Toys R Us, Inc.                                                                    819,300          21,465,660
         Tribune Co.                                                                      1,182,400          42,779,232
   * #   Univision Communications, Inc. Class A                                             932,900          24,824,469
         Viacom, Inc. Class B                                                             5,017,000         172,032,930
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $1,294,572,123)                                                                                     1,394,215,343
                                                                                                       ----------------

Financials -- (26.1%)
         A.G. Edwards, Inc.                                                                 199,100           8,224,821
     *   Allmerica Financial Corp.                                                          179,700           6,275,124
     #   Allstate Corp.                                                                   1,791,600         104,271,120
         AMBAC Financial Group, Inc.                                                         23,200           1,673,880
         American Financial Group, Inc.                                                     280,200           9,084,084
         American National Insurance Co.                                                     57,800           6,670,120
     *   AmeriCredit Corp.                                                                  395,300           9,831,111
         AmerUs Group Co.                                                                   124,600           5,929,714
         Astoria Financial Corp.                                                             60,750           1,673,055
         Bank of Hawaii Corp.                                                               327,500          15,959,075
     #   Bear Stearns Companies, Inc.                                                       373,770          37,018,181
         Chubb Corp.                                                                        428,000          36,050,440
         Cincinnati Financial Corp.                                                         658,116          25,975,839
     *   CNA Financial Corp.                                                                919,500          25,359,810
         Commerce Group, Inc.                                                                93,100           5,548,760
         Commercial Federal Corp.                                                            98,900           2,473,489
         Countrywide Financial Corp.                                                      1,639,998          60,958,726
         Fidelity National Financial, Inc.                                                  520,800          18,743,592
         First American Corp.                                                               330,100          12,774,870
         First Citizens BancShares, Inc.                                                     10,300           1,344,459
         Hartford Financial Services Group, Inc.                                            868,200          64,932,678
         Hibernia Corp.                                                                     274,500           8,825,175
         Independence Community Bank Corp.                                                  300,500          11,262,740
     *   Instinet Group, Inc.                                                                15,200              80,256
         Janus Capital Group, Inc.                                                          796,800          12,238,848
         JPMorgan Chase & Co.                                                             2,244,400          80,237,300
         KeyCorp                                                                            941,600          30,846,816
     *   LaBranche & Co., Inc.                                                               19,700             108,941
         Lehman Brothers Holdings, Inc.                                                     227,800          21,003,160
         Lincoln National Corp.                                                             620,400          28,246,812
         Loews Corp.                                                                        636,800          47,951,040
         MBIA, Inc.                                                                         498,050          27,855,937
         MetLife, Inc.                                                                    2,623,300         116,999,180
         MGIC Investment Corp.                                                              335,500          20,579,570
         Nationwide Financial Services, Inc.                                                208,500           7,960,530
     #   New York Community Bancorp, Inc.                                                   327,700           5,970,694
     #   Odyssey Re Holdings Corp.                                                           50,500           1,217,555
         Old Republic International Corp.                                                   635,412          15,796,342
         PMI Group, Inc.                                                                    346,300          13,090,140
         Principal Financial Group, Inc.                                                  1,075,700          42,909,673
         Protective Life Corp.                                                              227,500           9,143,225
     *   Providian Financial Corp.                                                          483,100           8,608,842
         Prudential Financial, Inc.                                                       1,731,800         109,640,258
         Radian Group, Inc.                                                                 316,400          14,516,432
         Reinsurance Group of America, Inc.                                                 199,600           9,131,700
         Safeco Corp.                                                                       486,400          26,173,184
         South Financial Group, Inc.                                                         54,300           1,479,675

         Sovereign Bancorp, Inc.                                                            842,320          18,800,582
         StanCorp Financial Group, Inc.                                                     104,200           7,799,370
         The St. Paul Travelers Companies, Inc.                                           2,390,826          90,564,489
         Torchmark Corp.                                                                    127,200           6,709,800
         Transatlantic Holdings, Inc.                                                         9,400             536,834
         UnionBanCal Corp.                                                                   86,600           5,435,882
         Unitrin, Inc.                                                                      223,800          11,143,002
         UnumProvident Corp.                                                              1,048,489          19,250,258
         Wesco Financial Corp.                                                               13,540           4,851,111
                                                                                                       ----------------
Total Financials
(Cost $932,265,029)                                                                                       1,297,738,301
                                                                                                       ----------------

Energy -- (8.6%)
         Amerada Hess Corp.                                                                 318,532          29,575,696
     #   Anadarko Petroleum Corp.                                                           815,878          61,761,965
     #   Apache Corp.                                                                       129,990           7,638,212
     #   Ashland, Inc.                                                                      297,600          20,326,080
     #   Chesapeake Energy Corp.                                                            361,000           7,389,670
         ConocoPhillips                                                                     220,400          23,767,936
     #   Diamond Offshore Drilling, Inc.                                                    313,641          14,819,537
     *   Forest Oil Corp.                                                                   214,600           8,532,496
         Helmerich & Payne, Inc.                                                            146,800           6,087,796
     #   Kerr-McGee Corp.                                                                   431,426          31,865,124
         Marathon Oil Corp.                                                               1,061,450          51,469,710
         Occidental Petroleum Corp.                                                         650,800          47,579,988
         Overseas Shipholding Group, Inc.                                                    86,500           5,285,150
         Pogo Producing Co.                                                                 209,700          10,367,568
     *   Pride International, Inc.                                                          366,700           8,269,085
         Sunoco, Inc.                                                                       298,800          30,647,916
         Tidewater, Inc.                                                                    217,700           7,532,420
         Valero Energy Corp.                                                                776,800          53,304,016
                                                                                                       ----------------
Total Energy
(Cost $225,588,682)                                                                                         426,220,365
                                                                                                       ----------------

Industrials -- (8.3%)
   * #   AGCO Corp.                                                                         275,400           5,056,344
     *   Allegheny Corp.                                                                     18,292           5,126,333
     *   Allied Waste Industries, Inc.                                                    1,180,900           9,104,739
         Burlington Northern Santa Fe Corp.                                               1,283,000          63,405,860
         Cendant Corp.                                                                    1,166,500          24,741,465
         CSX Corp.                                                                          773,900          32,178,762
         Curtiss-Wright Corp.                                                                27,130           1,483,468
   * #   Delta Air Lines, Inc.                                                              402,500           1,549,625
         Florida East Coast Industries, Inc.                                                 30,500           1,282,830
         IKON Office Solutions, Inc.                                                        329,600           3,193,824
     *   Laidlaw International, Inc.                                                        160,200           3,562,848
         Norfolk Southern Corp.                                                           1,541,200          49,195,104
         Northrop Grumman Corp.                                                           1,320,242          73,563,884
     *   PHH Corp.                                                                           15,590             374,004
         Raytheon Co.                                                                     1,311,300          51,350,508
         Ryder System, Inc.                                                                 275,400          10,118,196
         Steelcase, Inc. Class A                                                             49,000             632,100
         Textron, Inc.                                                                      123,000           9,506,670
     *   Thomas & Betts Corp.                                                                46,900           1,448,272
         Union Pacific Corp.                                                                950,700          63,658,872
                                                                                                       ----------------
Total Industrials
(Cost $322,613,101)                                                                                         410,533,708
                                                                                                       ----------------

Information Technology -- (5.9%)
     *   3Com Corp.                                                                       1,041,900           3,813,354
     *   Advanced Micro Devices, Inc.                                                       504,800           8,278,720
     *   Agere Systems, Inc. Class A                                                         22,101             300,582
     *   Andrew Corp.                                                                       582,400           7,722,624
     *   Applied Micro Circuits Corp.                                                       213,200             611,884
     *   Arrow Electronics, Inc.                                                            402,900          11,261,055
     *   Avnet, Inc.                                                                        436,600           9,133,672
         AVX Corp.                                                                          364,500           4,330,260
     *   CheckFree Corp.                                                                     49,700           1,855,301
     *   Ciena Corp.                                                                        489,600           1,067,328
     *   Computer Sciences Corp.                                                            661,100          30,615,541
     *   Compuware Corp.                                                                    956,430           6,551,546
     *   Comverse Technology, Inc.                                                          111,500           2,623,595
     *   Corning, Inc.                                                                      998,300          15,653,344
         Electronic Data Systems Corp.                                                    1,851,700          36,478,490
     *   GameStop Corp. Class B                                                               9,432             253,155
         Hewlett-Packard Co.                                                              1,407,700          31,687,327
     *   Ingram Micro, Inc.                                                                 608,300           9,617,223
         Intersil Corp.                                                                     570,400          10,700,704
     *   JDS Uniphase Corp.                                                               1,095,700           1,676,421
     *   LSI Logic Corp.                                                                  1,347,970           9,921,059
     *   Lucent Technologies, Inc.                                                        1,193,800           3,354,578
     *   Micron Technology, Inc.                                                          2,163,300          23,753,034
     *   Sanmina-SCI Corp.                                                                1,864,500           9,564,885
     *   Solectron Corp.                                                                  1,566,700           5,718,455
     *   Sun Microsystems, Inc.                                                           2,143,700           8,167,497
     *   Tech Data Corp.                                                                    219,000           7,862,100
     *   Tellabs, Inc.                                                                    1,630,656          13,403,992
     *   Unisys Corp.                                                                       198,000           1,433,520
   * #   VeriSign, Inc.                                                                     166,300           5,379,805
     *   Vishay Intertechnology, Inc.                                                       626,916           8,087,216
     *   Vitesse Semiconductor, Inc.                                                          2,800               7,000
     *   Xerox Corp.                                                                         75,000           1,017,750
                                                                                                       ----------------
Total Information Technology
(Cost $275,612,074)                                                                                         291,903,017
                                                                                                       ----------------

Health Care -- (5.4%)
         Aetna, Inc.                                                                      1,079,252          84,192,449
         AmerisourceBergen Corp.                                                            308,900          19,945,673
     *   Human Genome Sciences, Inc.                                                         23,900             269,592
     *   Humana, Inc.                                                                       461,200          16,769,232
     *   Invitrogen Corp.                                                                   124,900           9,908,317
         McKesson Corp.                                                                     653,300          26,308,391
     *   Medco Health Solutions, Inc.                                                       690,100          34,505,000
     *   Millennium Pharmaceuticals, Inc.                                                 1,158,100           9,693,297
     *   PacifiCare Health Systems, Inc.                                                    243,400          15,292,822
     *   Tenet Healthcare Corp.                                                           1,547,300          18,753,276
     *   Thermo Electron Corp.                                                              239,900           6,314,168
     *   Triad Hospitals, Inc.                                                              234,100          11,873,552
     *   Watson Pharmaceuticals, Inc.                                                       389,900          11,720,394
     *   WebMD Corp.                                                                         25,800             243,294
                                                                                                       ----------------
Total Health Care
(Cost $147,902,837)                                                                                         265,789,457
                                                                                                       ----------------

Materials -- (5.1%)
         Bowater, Inc.                                                                      199,600           6,267,440
         Eastman Chemical Co.                                                                24,200           1,422,476
         Georgia-Pacific Corp.                                                              974,200          32,284,988
         International Paper Co.                                                          1,215,775          39,160,113
         LaFarge North America, Inc.                                                        257,500          15,545,275
         Louisiana-Pacific Corp.                                                            385,300           9,701,854
         Lubrizol Corp.                                                                     182,000           7,165,340
         Lyondell Chemical Co.                                                              308,300           7,319,042
     #   MeadWestavco Corp.                                                                 758,431          21,751,801
     *   Owens-Illinois, Inc.                                                               314,400           8,083,224
         Phelps Dodge Corp.                                                                 287,085          25,091,229
     *   Smurfit-Stone Container Corp.                                                      959,126          10,425,700
         Temple-Inland, Inc.                                                                262,600           9,380,072
         Valhi, Inc.                                                                        158,500           2,938,590
         Weyerhaeuser Co.                                                                   860,700          55,213,905
         Worthington Industries, Inc.                                                       133,200           2,232,432
                                                                                                       ----------------
Total Materials
(Cost $214,260,843)                                                                                         253,983,481
                                                                                                       ----------------

Consumer Staples -- (4.1%)
     #   Albertson's, Inc.                                                                1,316,400          27,631,236
         Archer-Daniels-Midland Co.                                                       2,475,260          49,133,911
         Coca-Cola Enterprises, Inc.                                                      1,874,800          41,020,624
         Corn Products International, Inc.                                                  186,400           4,117,576
         Kraft Foods, Inc.                                                                  312,800          10,147,232
         PepsiAmericas, Inc.                                                                192,000           4,650,240
     #   Reynolds American, Inc.                                                            251,326          20,837,439
     *   Rite Aid Corp.                                                                     969,800           3,840,408
     *   Smithfield Foods, Inc.                                                             157,600           4,701,208
         Supervalu, Inc.                                                                    565,200          18,515,952
         Tyson Foods, Inc. Class A                                                          912,556          16,845,784
         Weis Markets, Inc.                                                                  20,800             764,192
                                                                                                       ----------------
Total Consumer Staples
(Cost $146,694,245)                                                                                         202,205,802
                                                                                                       ----------------

Telecommunication Services -- (3.5%)
     *   American Tower Corp.                                                               294,600           5,314,584
         AT&T Corp.                                                                       2,206,280          41,456,001
     *   Crown Castle International Corp.                                                   468,900           8,337,042
   * #   Level 3 Communications, Inc.                                                       195,500             406,640
     *   Qwest Communications International, Inc.                                         2,000,600           7,842,352
         SBC Communications, Inc.                                                         1,613,100          37,714,278
         Sprint Corp.                                                                     2,161,500          51,205,935
         Telephone & Data Systems, Inc.                                                     177,800           6,889,750
     *   Telephone & Data Systems, Inc. Special Shares                                      177,800           6,756,400
     *   United States Cellular Corp.                                                       167,200           7,865,088
                                                                                                       ----------------
Total Telecommunication Services
(Cost $181,272,270)                                                                                         173,788,070
                                                                                                       ----------------

Utilities -- (0.4%)
         Alliant Energy Corp.                                                               212,900           5,876,040
         Questar Corp.                                                                      251,000          15,823,040
                                                                                                       ----------------
Total Utilities
(Cost $10,735,877)                                                                                           21,699,080
                                                                                                       ----------------

TOTAL COMMON STOCKS
(Cost $3,751,517,081)                                                                                     4,738,076,624
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
     ^   Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
         (Collateralized by $255,811,000 U.S. STRIPS, rates ranging from 7.500%
         to 9.875%, maturities ranging from 11/15/15 to 11/15/24, valued at
         $162,719,199) to be repurchased at $159,540,395 (Cost $159,527,456)       $        159,527         159,527,456
         Repurchase Agrrement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $67,131,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $67,214,914) to be repurchased at $66,226,316 (Cost $66,221,000)                    66,221          66,221,000
                                                                                                       ----------------
                                                                                                            225,748,456
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $225,748,456)                                                                                         225,748,456
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $3,977,265,537)                                                                                  $  4,963,825,080
                                                                                                       ================

----------
+        See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (23.0%)
     *   4Kids Entertainment, Inc.                                                          112,600    $      2,139,400
     *   Acme Communications, Inc.                                                          477,511           1,890,944
     *   ACT Teleconferencing, Inc.                                                          97,261              57,384
         Action Performance Companies, Inc.                                                 479,800           4,466,938
     *   Advanced Marketing Services, Inc.                                                  218,100             888,757
     *   Aftermarket Technology Corp.                                                        58,523             897,743
     *   Alderwoods Group, Inc.                                                             107,600           1,490,260
     *   All American Semiconductor, Inc.                                                    29,260             140,155
     *   Alloy, Inc.                                                                        869,729           4,470,407
     *   Amcast Industrial Corp.                                                            149,400               2,913
         American Axle & Manufacturing Holdings, Inc.                                       625,500          12,947,850
     *   American Biltrite, Inc.                                                             45,600             428,640
         American Greetings Corp. Class A                                                 1,194,800          31,040,904
     *   AMS Health Sciences, Inc.                                                           11,400              20,406
         Andersons, Inc.                                                                     96,900           3,178,320
     *   Applica, Inc.                                                                      813,100           2,325,466
     *   Arlington Hospitality, Inc.                                                         70,000              87,500
         ArvinMeritor, Inc.                                                                   1,700              24,480
     *   Ashworth, Inc.                                                                     443,189           4,254,614
     *   Audiovox Corp. Class A                                                             677,417           9,910,611
   * #   Avatar Holdings, Inc.                                                               75,500           3,616,450
     *   Aztar Corp.                                                                        578,000          18,461,320
     *   Ballantyne of Omaha, Inc.                                                           32,200             140,070
   * #   Bally Total Fitness Holding Corp.                                                1,006,100           3,058,544
         Bandag, Inc.                                                                       138,319           6,401,403
         Bandag, Inc. Class A                                                               112,600           4,701,050
     *   Barry (R.G.) Corp.                                                                 153,064             688,788
         Bassett Furniture Industries, Inc.                                                 389,375           7,604,494
     *   Big Lots, Inc.                                                                   1,150,800          14,569,128
         Blair Corp.                                                                        270,790          10,574,349
     #   Blockbuster, Inc. Class A                                                          239,800           2,189,374
     *   Bluegreen Corp.                                                                    927,398          15,635,930
         Bob Evans Farms, Inc.                                                              646,328          15,124,075
     *   Bombay Co., Inc.                                                                 1,220,940           6,507,610
         Bon-Ton Stores, Inc.                                                               450,660           8,143,426
         Books-A-Million, Inc.                                                              318,800           2,684,296
         Bowl America, Inc. Class A                                                          35,822             479,836
     *   Boyds Collection, Ltd.                                                             652,700           1,429,413
   * #   Brillian Corp.                                                                     126,175             393,666
         Brown Shoe Company, Inc.                                                           369,000          12,951,900
     *   Buca, Inc.                                                                         618,860           3,156,186
         Building Materials Holding Corp.                                                    78,715           4,882,691

     *   Bull Run Corp.                                                                       6,860               4,939
         Burlington Coat Factory Warehouse Corp.                                          1,487,301          49,304,028
     *   CabelTel International Corp.                                                         1,070               5,403
     *   California Coastal Communities, Inc.                                                71,400           2,112,726
         Callaway Golf Co.                                                                  904,100          10,568,929
     *   Capital Pacific Holdings, Inc.                                                     201,300             829,356
     *   Carriage Services, Inc.                                                            515,900           3,033,492
     *   Casual Male Retail Group, Inc.                                                     233,565           1,646,633
     *   Catalina Lighting, Inc.                                                             22,040             181,830
     *   Cavalier Homes, Inc.                                                               367,281           1,340,576
     *   Championship Auto Racing Teams, Inc.                                                70,000              11,550
     *   Champps Entertainment, Inc.                                                        370,096           2,979,273
     *   Charlotte Russe Holding, Inc.                                                      122,206           1,460,362
     *   Charming Shoppes, Inc.                                                           3,535,465          31,925,249
   * #   Charter Communications, Inc.                                                       116,600             132,924
     *   Chromcraft Revington, Inc.                                                           5,900              70,800
         Coachmen Industries, Inc.                                                          534,700           6,550,075
         Coast Distribution System, Inc.                                                     97,600             443,104
     *   Coastcast Corp.                                                                    101,900             236,917
     *   Cobra Electronics Corp.                                                             84,100             597,110
   * #   Collins & Aikman Corp.                                                           1,907,794             216,535
     *   Concord Camera Corp.                                                               794,700           1,033,110
     *   Congoleum Corp. Class A                                                             97,400             409,080
     *   Cooker Restaurant Corp.                                                            109,768                 560
         Cooper Tire & Rubber Co.                                                         1,295,300          24,662,512
     *   Cost-U-Less, Inc.                                                                   31,041             259,503
     *   Crown Media Holdings, Inc.                                                         137,065           1,287,040
         CSS Industries, Inc.                                                               252,150           7,766,220
     *   Culp, Inc.                                                                         366,418           1,593,918
     *   Cumulus Media, Inc. Class A                                                      1,050,207          13,117,085
         Cutter & Buck, Inc.                                                                305,437           4,010,388
   * #   Cybex International, Inc.                                                          114,200             349,452
     *   Dan River, Inc. Class A                                                                500                   0
     *   Dave & Busters, Inc.                                                               182,140           3,271,234
         Decorator Industries, Inc.                                                          22,132             181,261
         Delta Apparel, Inc.                                                                104,000           3,054,480
     *   Delta Woodside Industries, Inc.                                                    130,000              84,500
     *   Department 56, Inc.                                                                168,900           1,884,924
     *   Diedrich Coffee, Inc.                                                                   13                  54
     *   Dixie Group, Inc.                                                                  366,399           5,430,033
     *   Dominion Homes, Inc.                                                               213,866           3,321,339
         Dover Motorsports, Inc.                                                            397,100           2,287,296
     *   drugstore.com, Inc.                                                                211,194             726,507
     *   Duckwall-ALCO Stores, Inc.                                                         103,200           2,038,200
     *   Dura Automotive Systems, Inc.                                                      625,874           2,672,482
     *   E Com Ventures, Inc.                                                                   548               7,809
     *   ELXSI Corp.                                                                         27,900              92,070
     *   EMAK Worldwide, Inc.                                                                 1,100              12,100
     *   Emerson Radio Corp.                                                                  3,712               9,577
   * #   Emmis Communications Corp. Class A                                                 206,272           3,663,391
     *   Enesco Group, Inc.                                                                 463,300           1,783,705
     *   Entravision Communications Corp.                                                 2,028,098          15,068,768
     *   Fab Industries, Inc.                                                                82,381             247,143
     *   Fairchild Corp. Class A                                                            697,129           1,603,397
     *   Featherlite, Inc.                                                                   39,750             164,962

         Fedders Corp.                                                                       47,766             106,041
         Federal Screw Works                                                                  3,125              68,125
   * #   Federal-Mogul Corp.                                                                823,500             494,100
     *   Finlay Enterprises, Inc.                                                           220,200           2,858,196
   * #   Fleetwood Enterprises, Inc.                                                         44,300             423,951
         Flexsteel Industries, Inc.                                                          90,400           1,266,504
   * #   Footstar, Inc.                                                                     509,400           2,152,215
     *   Franklin Covey Co.                                                                 341,800           2,119,160
     *   Franklin Electronic Publishers, Inc.                                               112,300             421,125
   * #   Friedmans, Inc. Class A                                                            592,200             580,356
         Furniture Brands International, Inc.                                             1,122,036          22,564,144
   * #   Gadzooks, Inc.                                                                     238,170              10,479
     *   Gaiam, Inc.                                                                         19,084             113,746
         GameTech International, Inc.                                                        79,900             222,122
     *   Gaylord Entertainment Co.                                                        1,261,985          53,041,230
     *   G-III Apparel Group, Ltd.                                                           98,600             709,920
         Goody's Family Clothing, Inc.                                                      591,800           4,201,780
     *   Gottschalks, Inc.                                                                  223,900           2,406,925
         Gray Television, Inc.                                                            1,457,650          17,127,387
         Gray Television, Inc. Class A                                                       40,650             449,589
     *   Group 1 Automotive, Inc.                                                           775,500          20,713,605
         Haggar Corp.                                                                       102,925           1,899,995
     *   Ha-Lo Industries, Inc.                                                             223,600                 157
     *   Hampshire Group, Ltd.                                                               19,100             759,416
         Hancock Fabrics, Inc.                                                              446,400           2,629,296
         Handleman Co.                                                                      669,676          12,154,619
     *   Harolds Stores, Inc.                                                                 2,000               2,900
     *   Harris Interactive, Inc.                                                           124,343             613,011
     *   Hartmarx Corp.                                                                     753,900           7,146,972
     *   Hastings Entertainment, Inc.                                                       353,500           2,110,395
     *   Hastings Manufacturing Co.                                                           1,700               2,975
         Haverty Furniture Co., Inc.                                                        204,300           2,886,759
     *   Hayes Lemmerz International, Inc.                                                   75,290             489,385
     *   Hollywood Media Corp.                                                              283,300           1,314,512
     *   Huffy Corp.                                                                          3,725                 317
     *   Image Entertainment, Inc.                                                           17,600              70,576
     *   IMPCO Technologies, Inc.                                                           239,200             794,144
     *   Infosonics Corp.                                                                    55,100             164,749
     *   Insight Communications Co., Inc.                                                 1,408,916          15,920,751
     *   Insight Enterprises, Inc.                                                          535,133          10,477,904
     *   Interface, Inc. Class A                                                          1,248,707           9,552,609
         Intermet Corp.                                                                         478                  53
     *   Interstate Hotels & Resorts, Inc.                                                  194,340             893,964
     *   J. Alexander's Corp.                                                               107,200             796,496
     *   J. Jill Group, Inc.                                                                 57,240             729,810
     *   Jaclyn, Inc.                                                                        26,900             165,435
     *   Jakks Pacific, Inc.                                                                894,346          18,486,132
     *   Jo-Ann Stores, Inc.                                                                401,100          10,729,425
     *   Johnson Outdoors, Inc.                                                             121,800           2,132,718
     *   K2, Inc.                                                                         1,616,510          20,351,861
         Kellwood Co.                                                                       944,017          23,751,468
         Kimball International, Inc. Class B                                                713,285           8,773,405
   * #   KIT Manufacturing Co.                                                                1,400                   1
         Knape & Vogt Manufacturing Co.                                                      37,434             421,132
     *   LaCrosse Footwear, Inc.                                                             29,400             291,060

     *   Lakes Entertainment, Inc.                                                          204,994           2,548,075
         Landry's Restaurants, Inc.                                                         924,835          27,717,305
     *   Lazare Kaplan International, Inc.                                                  126,800           1,093,016
         La-Z-Boy, Inc.                                                                   1,106,697          14,774,405
     *   Learning Care Group, Inc.                                                           43,500             160,950
         Libbey, Inc.                                                                         2,800              53,340
         Liberty Corp.                                                                      493,150          17,807,646
     *   Lin TV Corp.                                                                       551,600           8,025,780
     *   Linens 'n Things, Inc.                                                           1,050,175          25,592,765
         Lithia Motors, Inc. Class A                                                        521,975          13,884,535
     *   Lodgenet Entertainment Corp.                                                        26,000             440,960
     *   Lodgian, Inc.                                                                        3,444              32,718
         Lone Star Steakhouse & Saloon, Inc.                                                680,376          20,554,159
     *   LOUD Technologies, Inc.                                                              1,000               3,500
     *   Luby's, Inc.                                                                       744,900           6,137,976
         M/I Homes, Inc.                                                                    274,400          13,851,712
     *   Madden (Steven), Ltd.                                                              147,263           2,615,391
     *   Magic Lantern Group, Inc.                                                           28,600               2,059
     *   Magna Entertainment Corp.                                                          158,300             842,156
     *   Main Street Restaurant Group, Inc.                                                 287,364             994,279
     *   Marisa Christina, Inc.                                                              93,900              85,449
     *   Marlton Technologies, Inc.                                                          96,500              78,165
     *   Mayor's Jewelers, Inc.                                                             291,200             165,984
         McRae Industries, Inc. Class A                                                      32,700             383,244
     *   Meade Instruments Corp.                                                            620,433           1,712,395
         Media General, Inc. Class A                                                         49,100           3,000,010
     *   Merisel, Inc.                                                                        3,600              25,920
     *   Mestek, Inc.                                                                        13,500             347,355
     *   Michael Anthony Jewelers, Inc.                                                          21              61,530
         Modine Manufacturing Co.                                                           592,427          18,009,781
         Monaco Coach Corp.                                                                 524,500           8,607,045
     *   Mothers Work, Inc.                                                                  77,906           1,061,859
   * #   Motorcar Parts of America, Inc.                                                     63,350             666,759
         Movado Group, Inc.                                                                 544,900           9,187,014
     *   Nathan's Famous, Inc.                                                              106,400             881,950
         National Presto Industries, Inc.                                                   135,950           5,825,457
     *   National RV Holdings, Inc.                                                         267,650           2,374,055
     *   Nature Vision, Inc.                                                                  2,100               9,723
     *   Navigant International, Inc.                                                       514,301           6,511,051
     *   Nitches, Inc.                                                                        4,047              18,171
     *   Nobel Learning Communities, Inc.                                                    83,500             730,625
     *   O'Charleys, Inc.                                                                   215,116           3,994,704
     *   Odd Job Stores, Inc.                                                               175,300              26,295
         Ohio Art Co.                                                                         3,500              25,375
     *   One Price Clothing Stores, Inc.                                                     37,085                  28
   * #   Oneida, Ltd.                                                                       179,800             422,530
     *   Opinion Research Corp.                                                              20,000             140,800
     *   Palm Harbor Homes, Inc.                                                            142,311           2,665,485
     *   Paxson Communications Corp.                                                        462,700             347,025
     *   Payless Cashways, Inc.                                                                 684                   1
     *   Payless ShoeSource, Inc.                                                         1,874,500          31,547,835
     *   PC Mall, Inc.                                                                       10,431              51,624
         Pep Boys - Manny, Moe & Jack                                                     1,917,700          25,620,472
     *   Perry Ellis International, Inc.                                                    286,928           5,738,560
         Phillips-Van Heusen Corp.                                                          814,800          25,250,652

     *   Pinnacle Entertainment, Inc.                                                       569,700           9,929,871
     *   Pomeroy IT Solutions, Inc.                                                         402,743           5,070,534
         Pulitzer, Inc.                                                                     198,300          12,683,268
     *   QEP Co., Inc.                                                                       20,600             213,828
     #   Quaker Fabric Corp.                                                                554,815           1,930,756
     *   Quantum Fuel Systems Technologies Worldwide, Inc.                                   11,850              50,362
     *   R&B, Inc.                                                                          243,462           3,274,564
     *   Radio One, Inc.                                                                    150,512           1,899,461
         Raytech Corp.                                                                       26,800              41,540
     *   Reading International, Inc. Class A                                                213,799           1,423,901
     *   Reading International, Inc. Class B                                                 14,660              95,290
     *   Regent Communications, Inc.                                                      1,398,651           8,391,906
     *   Rent-Way, Inc.                                                                     751,700           6,968,259
     *   Reptron Electronics, Inc.                                                            2,856               3,998
     *   Retail Ventures, Inc.                                                            1,086,073          12,240,043
     *   Rex Stores Corp.                                                                   350,850           4,911,900
     *   Rexhall Industries, Inc.                                                            33,598               6,216
     *   Riviera Holdings Corp.                                                              16,500             334,125
   * #   Rockford Corp.                                                                     173,400             452,574
     *   Rocky Shoes & Boots, Inc.                                                           31,787             940,577
     *   Rubio's Restaurants, Inc.                                                          111,814           1,023,098
         Russ Berrie & Co., Inc.                                                            201,700           2,624,117
         Russell Corp.                                                                    1,071,600          20,038,920
     *   Ryan's Restaurant Group, Inc.                                                      676,815           9,448,337
     *   S&K Famous Brands, Inc.                                                             78,600           1,257,600
     *   Safety Components International, Inc.                                                1,155              16,112
   * #   Salton, Inc.                                                                       371,100             385,944
     *   Sands Regent Casino Hotel                                                           15,492             146,554
         Saucony, Inc. Class B                                                               35,454             694,898
     *   Schieb (Earl), Inc.                                                                 75,600             255,150
     *   Scholastic Corp.                                                                   114,299           4,288,498
         Service Corp. International                                                      3,615,208          27,403,277
     *   Sharper Image Corp.                                                                208,368           2,769,211
     *   Shiloh Industries, Inc.                                                            231,636           2,619,803
     *   Shoe Carnival, Inc.                                                                446,414           8,182,769
   * #   Shoe Pavilion, Inc.                                                                  9,500              45,030
     *   ShopKo Stores, Inc.                                                                851,000          20,177,210
     *   Six Flags, Inc.                                                                  3,136,600          13,832,406
     *   Skechers U.S.A., Inc. Class A                                                       71,332             903,776
         Skyline Corp.                                                                      118,700           4,641,170
     *   Smith & Wollensky Restaurant Group, Inc.                                           160,400           1,008,916
         Sonic Automotive, Inc.                                                             980,893          20,912,639
     *   Southern Energy Homes, Inc.                                                        180,800           1,057,680
     *   Spanish Broadcasting System, Inc.                                                   12,300             106,395
     *   SPAR Group, Inc.                                                                     4,700              10,058
     *   Sport Chalet, Inc.                                                                  45,900             670,140
     *   Sport Supply Group, Inc.                                                           105,400             330,956
     *   Sport-Haley, Inc.                                                                   60,800             213,408
     *   Stage Stores, Inc.                                                                 281,266          10,983,437
         Standard Motor Products, Inc.                                                      615,650           6,938,375
         Star Buffet, Inc.                                                                    7,200              50,328
     *   Steinway Musical Instruments, Inc.                                                 249,800           7,074,336
         Stewart Enterprises, Inc.                                                        3,387,678          20,055,054
     *   Stoneridge, Inc.                                                                   667,200           5,217,504
         Stride Rite Corp.                                                                1,181,600          14,049,224

     #   Superior Industries International, Inc.                                            634,300          14,366,895
         Superior Uniform Group, Inc.                                                       136,600           1,891,910
         Syms Corp.                                                                         343,900           4,498,212
     *   Systemax, Inc.                                                                     517,100           3,293,927
     *   Tag-It Pacific, Inc.                                                                54,100             126,594
         Tandy Brand Accessories, Inc.                                                       63,700             837,018
     *   Tarrant Apparel Group                                                              287,100             780,912
         The Marcus Corp.                                                                   680,600          14,993,618
     *   The Rowe Companies                                                                   9,400              36,284
     *   The Sports Authority, Inc.                                                         504,500          16,144,000
     *   The Sports Club Co., Inc.                                                          115,700             190,905
   * #   Tower Automotive, Inc.                                                           1,597,350             169,319
         Traffix, Inc.                                                                      259,000           1,243,200
     *   Trans World Entertainment Corp.                                                  1,067,874          13,882,362
   * #   Transpro, Inc.                                                                     191,600           1,300,964
   * #   Tweeter Home Entertainment Group, Inc.                                             804,706           2,848,659
     *   Unapix Entertainment, Inc.                                                           5,800                  23
     *   Unifi, Inc.                                                                      1,666,066           5,348,072
         Unifirst Corp.                                                                     276,600          10,123,560
         United Auto Group, Inc.                                                          1,532,900          47,213,320
     *   United Retail Group, Inc.                                                          304,501           2,113,237
     *   Vail Resorts, Inc.                                                                 978,523          26,909,382
     *   Virco Manufacturing Corp.                                                           60,786             437,659
     #   Visteon Corp.                                                                    3,494,865          26,665,820
     *   Warnaco Group, Inc.                                                                226,826           4,840,467
     *   WCI Communities, Inc.                                                              813,900          24,335,610
         Wellco Enterprises, Inc.                                                               100               1,313
     *   Wells-Gardner Electronics Corp.                                                     64,303             218,630
     *   West Marine, Inc.                                                                  117,528           1,949,790
     *   Westcoast Hospitality Corp.                                                        290,000           1,998,100
     *   Whitehall Jewelers, Inc.                                                           374,500           2,715,125
     *   Wickes, Inc.                                                                        49,400                 148
     *   Wilsons The Leather Experts, Inc.                                                  477,301           2,801,757
     *   Worldwide Restaurant Concepts, Inc.                                                794,905           5,095,341
     *   Zapata Corp.                                                                       252,880           1,636,134
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $1,391,142,561)                                                                                     1,562,379,929
                                                                                                       ----------------

Industrials -- (19.7%)
     *   AAR Corp.                                                                        1,096,630          17,589,945
     *   Ablest, Inc.                                                                        16,800             116,256
         Abrams Industries, Inc.                                                             10,000              52,700
     *   ABX Air, Inc.                                                                      534,400           4,018,688
     *   Active Power, Inc.                                                                 991,749           2,657,887
     *   AirNet Systems, Inc.                                                               312,700           1,560,373
         Alamo Group, Inc.                                                                  158,700           3,237,480
     *   Alaska Air Group, Inc.                                                           1,004,900          29,664,648
         Alexander & Baldwin, Inc.                                                          659,654          29,321,620
     *   Allied Defense Group, Inc.                                                         148,100           3,530,704
     *   Allied Holdings, Inc.                                                              111,535             122,689
         Ambassadors International, Inc.                                                    159,500           2,044,790
     *   Amerco, Inc.                                                                       113,000           6,009,340
   * #   America West Holdings Corp. Class B                                                674,200           3,775,520
         Ameron International Corp.                                                         280,205           9,246,765
         Ampco-Pittsburgh Corp.                                                             200,200           2,308,306

         Amrep Corp.                                                                         96,692           2,099,183
         Angelica Corp.                                                                     206,900           5,476,643
         Applied Industrial Technologies, Inc.                                              997,000          30,348,680
         Arkansas Best Corp.                                                                  6,600             216,018
   * #   Armstrong Holdings, Inc.                                                           387,200           1,188,704
     *   Astronics Corp.                                                                     27,443             220,916
   * #   AstroPower, Inc.                                                                    22,344                  22
   * #   ATA Holdings Corp.                                                                 184,300             165,870
     *   Ault, Inc.                                                                          93,400             232,566
     *   Avalon Holding Corp. Class A                                                        25,112             122,798
     *   AZZ, Inc.                                                                           81,100           1,298,411
     *   Baldwin Technology Co., Inc. Class A                                               219,700             659,100
         Barnes Group, Inc.                                                                  48,000           1,472,640
     *   Barrett Business Services, Inc.                                                     69,789           1,009,149
         Bowne & Co., Inc.                                                                1,182,413          15,666,972
     *   BTU International, Inc.                                                             91,200             345,648
     *   Butler International, Inc.                                                          81,200             267,960
         C&D Technologies, Inc.                                                             375,000           2,745,000
     *   Cannon Express, Inc.                                                                   900                   0
     *   Capstone Turbine Corp.                                                              62,150              62,150
     *   Catalytica Energy Systems, Inc.                                                    237,200             467,284
         CDI Corp.                                                                          205,988           4,395,784
     *   Celadon Group, Inc.                                                                 25,710             465,351
         Central Parking Corp.                                                            1,207,037          20,398,925
     *   Century Business Services, Inc.                                                  1,680,956           6,740,634
     *   Cenveo, Inc.                                                                       398,100           3,336,078
         Champion Industries, Inc.                                                          104,200             437,640
     *   Channell Commercial Corp.                                                           17,600             105,952
         Chicago Rivet & Machine Co.                                                         10,800             321,624
         CIRCOR International, Inc.                                                         515,323          12,754,244
         Collins Industries, Inc.                                                            30,500             152,500
     *   Columbus McKinnon Corp.                                                             88,565             836,054
     *   Comforce Corp.                                                                      58,000             112,520
     *   Comfort Systems USA, Inc.                                                        1,335,300           8,399,037
     *   Compudyne Corp.                                                                     57,485             347,784
         CompX International, Inc.                                                           37,300             538,985
   * #   Consolidated Freightways Corp.                                                      24,700                  74
     *   Consolidated Graphics, Inc.                                                        213,494           9,037,201
   * #   Continental Airlines, Inc.                                                       2,267,500          31,427,550
     *   Cornell Companies, Inc.                                                            461,048           5,919,856
     *   Correctional Services Corp.                                                        247,312             714,707
     *   Corrections Corporation of America                                                   8,600             310,460
     *   Corrpro Companies, Inc.                                                             88,475              70,780
     *   Covenant Transport, Inc. Class A                                                   405,987           5,635,100
     *   Cross (A.T.) Co. Class A                                                           234,300           1,178,529
     *   Crown Andersen, Inc.                                                                22,900              23,473
         Cubic Corp.                                                                         51,500             906,400
     *   Distributed Energy Systems Corp.                                                 1,020,622           3,388,465
     *   Dollar Thrifty Automotive Group, Inc.                                              854,400          30,749,856
     *   Ducommun, Inc.                                                                     192,279           3,162,990
         Eastern Co.                                                                         29,400             649,446
         Ecology & Environment, Inc. Class A                                                 28,100             182,650
     *   Electro Rent Corp.                                                                 380,804           4,474,447
     *   EMCOR Group, Inc.                                                                  376,319          17,875,153
     *   Encore Wire Corp.                                                                   32,856             361,416

     *   EnPro Industries, Inc.                                                             449,944          12,179,984
         Espey Manufacturing & Electronics Corp.                                              3,800             102,030
     *   Esterline Technologies Corp.                                                       731,493          28,455,078
     *   Evergreen Solar, Inc.                                                              131,503             664,090
         Federal Signal Corp.                                                               499,815           7,812,108
     *   First Aviation Services, Inc.                                                        9,000              36,900
     *   First Consulting Group, Inc.                                                        87,892             455,281
   * #   Flow International Corp.                                                            34,100             221,650
     *   Flowserve Corp.                                                                  1,864,640          54,950,941
     *   Foster (L.B.) Co. Class A                                                          162,400           1,461,600
     *   Foster Wheeler, Ltd.                                                                46,355             686,054
     *   Frontier Airlines, Inc.                                                          1,133,239          13,836,848
     *   Frozen Food Express Industries, Inc.                                               464,747           4,996,030
     *   FTI Consulting, Inc.                                                               265,600           5,840,544
     *   FuelCell Energy, Inc.                                                              114,471             931,794
         GATX Corp.                                                                       1,577,900          52,654,523
     *   Gehl Co.                                                                           200,998           6,027,528
         Gencorp, Inc.                                                                      317,040           5,992,056
     *   Genesee & Wyoming, Inc.                                                            187,036           5,225,786
     *   GP Strategies Corp.                                                                235,265           1,670,382
         Graham Corp.                                                                        25,950             524,709
         Granite Construction, Inc.                                                           1,100              25,795
         Hardinge, Inc.                                                                     148,600           2,409,995
     *   Hawaiian Holdings, Inc.                                                            498,455           2,661,750
     *   Hawk Corp.                                                                         138,900           1,554,291
         Heico Corp.                                                                        307,000           6,477,700
         Heico Corp. Class A                                                                 25,251             423,964
     *   Herley Industries, Inc.                                                            360,613           6,314,342
     *   Hexcel Corp.                                                                       599,250           9,791,745
     *   Hudson Technologies, Inc.                                                           52,500              48,300
         Hughes Supply, Inc.                                                                347,316           9,030,216
         IKON Office Solutions, Inc.                                                      1,777,700          17,225,913
     *   Industrial Distribution Group, Inc.                                                308,575           2,712,374
     *   Innotrac Corp.                                                                     119,600           1,015,404
     *   Insituform Technologies, Inc. Class A                                              106,525           1,580,831
   * #   Integrated Electrical Services, Inc.                                             1,097,600           1,668,352
         International Aluminum Corp.                                                        55,800           1,925,100
     *   International Shipholding Corp.                                                     80,650           1,177,490
         Interpool, Inc.                                                                    594,914          12,921,532
     *   Jacuzzi Brands, Inc.                                                                78,400             800,464
     *   JPS Industries, Inc.                                                                43,200             207,360
     *   Kadant, Inc.                                                                       465,860           9,550,130
         Kaman Corp. Class A                                                                713,954          11,044,868
   * #   Kansas City Southern                                                             2,225,700          44,491,743
         Kelly Services, Inc. Class A                                                       248,533           6,911,703
     *   Key Technology, Inc.                                                                19,200             211,200
     *   K-Tron International, Inc.                                                           6,300             180,180
     *   Ladish Co., Inc.                                                                   299,510           3,324,561
     *   Lancer Corp.                                                                       108,400           1,875,320
         Lawson Products, Inc.                                                               16,228             694,558
     *   LMI Aerospace, Inc.                                                                 29,100             131,648
         LSI Industries, Inc.                                                               348,083           4,730,448
     *   Lydall, Inc.                                                                       511,600           4,215,584
     *   Lynch Corp.                                                                          6,200              57,040
     *   Mac-Gray Corp.                                                                     324,700           2,831,384

     *   Magnetek, Inc.                                                                     896,500           1,981,265
     *   MAIR Holdings, Inc.                                                                560,851           5,350,519
     *   Marten Transport, Ltd.                                                                 200               3,922
     *   Mastec, Inc.                                                                     1,177,200           9,959,112
     *   Maxco, Inc.                                                                         38,500             168,284
   * #   MCSi, Inc.                                                                          27,200                   3
     *   Meadow Valley Corp.                                                                 44,064             232,658
   * #   Medialink Worldwide, Inc.                                                           63,000             198,450
         Mercury Air Group, Inc.                                                             39,650             137,189
     *   Merrimac Industries, Inc.                                                           35,170             313,013
   * #   Mesa Air Group, Inc.                                                               134,170             856,005
     *   MFRI, Inc.                                                                          59,900             464,764
   * #   Midwest Air Group, Inc.                                                            582,802           1,142,292
     *   Milacron, Inc.                                                                   1,148,968           2,504,750
     *   Misonix, Inc.                                                                      120,285             693,082
     *   Mobile Mini, Inc.                                                                  273,821          10,109,471
   * #   Modtech Holdings, Inc.                                                             462,114           2,865,107
     *   Moore Handley, Inc.                                                                  2,000               8,000
         Mueller (Paul) Co.                                                                   2,300              68,425
         Mueller Industries, Inc.                                                         1,134,866          30,641,382
         NACCO Industries, Inc. Class A                                                     116,800          11,972,000
     *   Nashua Corp.                                                                       116,000           1,044,000
   * #   National Patent Development Corp.                                                  235,265             550,520
     *   National Technical Systems, Inc.                                                   128,684             584,225
     *   NCI Building Systems, Inc.                                                         473,898          16,368,437
     *   NCO Group, Inc.                                                                  1,058,221          21,016,279
     *   NES Rentals Holdings, Inc.                                                             448               4,390
     *   New Horizons Worldwide, Inc.                                                       112,075             404,591
     *   North America Galvanizing & Coatings, Inc.                                          73,400             149,736
     *   On Assignment, Inc.                                                                614,067           3,254,555
     *   Orbital Sciences Corp.                                                              34,300             333,053
         Outlook Group Corp.                                                                 59,300             468,470
     *   Patrick Industries, Inc.                                                            96,250             862,015
     *   Peerless Manufacturing Co.                                                          20,100             279,591
     *   PHH Corp.                                                                              100               2,399
     *   Pico Holdings, Inc.                                                                202,251           5,236,278
     *   Power-One, Inc.                                                                     24,696             135,334
     *   PPT Vision, Inc.                                                                    22,250              28,258
         Preformed Line Products Co.                                                         14,300             488,059
     *   PRG-Schultz International, Inc.                                                    556,949           2,149,823
     *   Protection One, Inc.                                                                    61               1,220
         Providence & Worcester Railroad Co.                                                 47,100             624,075
     *   Quanta Services, Inc.                                                            3,830,850          34,592,576
     *   RailAmerica, Inc.                                                                1,246,038          14,541,263
     *   RCM Technologies, Inc.                                                             234,100           1,076,860
     *   Refac                                                                               11,357              56,728
         Regal-Beloit Corp.                                                                 822,383          21,135,243
     *   RemedyTemp, Inc.                                                                   184,200           1,814,370
   * #   Riviera Tool Co.                                                                    16,500              17,903
         Robbins & Myers, Inc.                                                              479,900          11,349,635
     *   Rush Enterprises, Inc. Class A                                                     147,934           2,128,770
     *   Rush Enterprises, Inc. Class B                                                     105,400           1,533,570
     *   Schuff International, Inc.                                                         106,600             327,795
     *   SCS Transportation, Inc.                                                           506,932           9,251,509
     *   Secom General Corp.                                                                 11,500              16,445

     *   Sequa Corp. Class A                                                                 94,900           5,504,200
     *   Sequa Corp. Class B                                                                 28,900           1,712,614
     *   Servotronics, Inc.                                                                     400               1,900
     *   Shaw Group, Inc.                                                                 2,106,898          42,453,995
     *   Sholodge, Inc.                                                                      71,600             281,030
     *   SIFCO Industries, Inc.                                                              74,715             256,272
     *   Sitel Corp.                                                                        984,800           1,949,904
         Skywest, Inc.                                                                      358,377           6,536,796
         Smith (A.O.) Corp.                                                                 716,100          22,456,896
         Smith (A.O.) Corp. Convertible Class A                                              70,050           2,196,768
     *   Smithway Motor Xpress Corp. Class A                                                 73,800             442,800
     *   SOURCECORP, Inc.                                                                   491,436          10,521,645
     *   Spacehab, Inc.                                                                     120,247             169,548
     *   Sparton Corp.                                                                      126,528           1,262,749
     *   Spherion Corp.                                                                   1,999,689          10,938,299
         Standard Register Co.                                                              677,399           9,619,066
         Starrett (L.S.) Co. Class A                                                         64,600           1,102,722
     *   Sterling Construction Co., Inc.                                                      1,100               8,118
         Stewart & Stevenson Services, Inc.                                                 304,600           7,276,894
     *   Strategic Distribution, Inc.                                                        65,178             671,333
         Supreme Industries, Inc.                                                            56,610             370,796
         Sypris Solutions, Inc.                                                             401,688           4,233,792
         TB Wood's Corp.                                                                     92,900             536,962
     *   TeamStaff, Inc.                                                                     86,000             141,040
         Tecumseh Products Co. Class A                                                      442,233          12,090,650
         Tecumseh Products Co. Class B                                                       15,600             427,830
     *   Tetra Tech, Inc.                                                                    24,100             290,405
     *   The Lamson & Sessions Co.                                                            3,700              40,293
         Thomas Industries, Inc.                                                            141,200           5,629,644
     #   Titan International, Inc.                                                          232,000           3,426,640
         Todd Shipyards Corp.                                                                81,650           1,571,763
     *   Trailer Bridge, Inc.                                                               111,200             867,360
     *   Transport Corp. of America                                                          20,000             125,000
     *   Transtechnology Corp.                                                               97,300             727,318
     *   TRC Companies, Inc.                                                                110,900           1,264,260
         Tredegar Industries, Inc.                                                        1,273,486          19,420,662
         Trinity Industries, Inc.                                                         1,482,100          43,069,826
     *   Triumph Group, Inc.                                                                524,517          18,609,863
         Twin Disc, Inc.                                                                     37,400             813,450
     *   U.S. Xpress Enterprises, Inc. Class A                                              163,490           1,996,213
     *   United Rentals, Inc.                                                             1,831,600          36,778,528
     *   URS Corp.                                                                        1,438,667          48,670,105
     *   USA Truck, Inc.                                                                     71,600           1,449,900
   * #   Valence Technology, Inc.                                                             4,800              14,208
     *   Valpey Fisher Corp.                                                                 10,350              32,706
         Viad Corp.                                                                         116,900           3,249,820
     *   Volt Information Sciences, Inc.                                                    402,800           7,915,020
     *   Washington Group International, Inc.                                               194,191           9,323,110
         Waste Industries USA, Inc.                                                         238,100           3,435,783
     *   Water Pik Technologies, Inc.                                                       106,545           1,979,606
     *   Westaff, Inc.                                                                      192,900             669,363
     *   Western Power & Equipment Corp.                                                      4,091               5,318
     *   Willis Lease Finance Corp.                                                         132,900           1,083,135
     *   Wolverine Tube, Inc.                                                               482,000           3,475,220
     *   Xanser Corp.                                                                       259,400             573,274

     *   Yellow Roadway Corp.                                                               278,908          14,720,764
                                                                                                       ----------------
Total Industrials
(Cost $1,070,818,270)                                                                                     1,335,575,135
                                                                                                       ----------------

Financials -- (12.6%)
         1st Source Corp.                                                                   342,018           7,449,152
         21st Century Insurance Group                                                       151,658           2,112,596
         ABC Bancorp                                                                         21,936             389,364
     *   ACE Cash Express, Inc.                                                               9,217             201,023
         Advanta Corp. Class A                                                              281,453           6,453,717
         Advanta Corp. Class B Non-Voting                                                   494,299          12,194,356
     *   Aether Systems, Inc.                                                             1,403,851           4,394,054
         Alfa Corp.                                                                          16,525             236,638
     *   Allmerica Financial Corp.                                                          157,900           5,513,868
   * #   American Business Financial Services, Inc.                                          43,184               2,699
     *   American Physicians Capital, Inc.                                                  289,108          10,017,592
         American Physicians Services Group, Inc.                                            36,300             450,120
         Americana Bancorp                                                                   26,030             372,489
     *   AmeriServe Financial, Inc.                                                         422,573           2,307,249
         AmerUs Group Co.                                                                   338,785          16,122,778
     *   Arch Capital Group, Ltd.                                                            34,800           1,553,820
     *   Argonaut Group, Inc.                                                               857,264          17,951,108
         ASB Financial Corp.                                                                 12,268             274,496
     *   Atlantic American Corp.                                                             42,900             129,558
         Baldwin & Lyons, Inc. Class B                                                      156,125           4,012,412
     *   Bancinsurance Corp.                                                                 76,470             397,644
         BankUnited Financial Corp. Class A                                                  48,704           1,203,476
         Banner Corp.                                                                       345,012           9,180,769
         Bay View Capital Corp.                                                             200,776           3,182,300
         Beverly Hills Bancorp, Inc.                                                        135,659           1,417,637
     *   BF Enterprises, Inc.                                                                 2,300              18,998
     *   BNS Holding, Inc. Class A                                                           46,855             323,299
         Brookline Bancorp, Inc.                                                            258,695           3,932,164
         California First National Bancorp                                                   77,600             900,160
         Camco Financial Corp.                                                               19,083             275,368
     *   Ceres Group, Inc.                                                                  629,501           3,607,041
         CFS Bancorp, Inc.                                                                  333,167           4,367,819
         Chemical Financial Corp.                                                            15,511             496,042
         Citizens South Banking Corp.                                                         2,500              31,575
     *   Citizens, Inc.                                                                     118,607             686,735
         Clark, Inc.                                                                        624,728           9,058,556
     *   CNA Surety Corp.                                                                   428,495           5,921,801
         Commercial Federal Corp.                                                         1,330,398          33,273,254
         Community Bank System, Inc.                                                        466,400          10,867,120
         Community West Bancshares                                                            9,600             116,928
   * #   CompuCredit Corp.                                                                  833,453          26,278,773
     *   Consumer Portfolio Services, Inc.                                                   26,000             114,400
         Cooperative Bankshares, Inc.                                                        28,500             530,100
     *   Credit Acceptance Corp.                                                            518,230           7,312,225
   * #   Danielson Holding Corp.                                                             68,150           1,107,438
         Delphi Financial Group, Inc. Class A                                               881,563          37,378,271
         Donegal Group, Inc. Class A                                                        110,763           2,044,685
         Donegal Group, Inc. Class B                                                         47,264             778,438
         Downey Financial Corp.                                                                 100               7,502
         EFC Bancorp, Inc.                                                                    5,300             143,100

         EMC Insurance Group, Inc.                                                          150,700           2,688,488
     *   Epoch Holding Corp.                                                                108,700             489,150
     *   EZCORP, Inc. Class A Non-Voting                                                    237,900           2,262,429
         FBL Financial Group, Inc. Class A                                                  732,775          19,601,731
         Fidelity Southern Corp.                                                             84,400           1,368,968
     *   Firebrand Financial Group, Inc.                                                     86,400               6,048
     *   First Bank of Delaware                                                              71,503             235,960
         First Citizens BancShares, Inc.                                                     10,300           1,344,459
         First Defiance Financial Corp.                                                     128,500           3,436,090
         First Federal Bancshares of Arkansas, Inc.                                         112,100           2,745,329
         First Indiana Corp.                                                                229,223           6,177,560
     *   First Investors Financial Services Group, Inc.                                     120,900             577,298
         First Keystone Financial, Inc.                                                      37,300             645,663
         First Merchants Corp.                                                               64,259           1,598,121
         First Niagara Financial Group, Inc.                                                250,797           3,265,377
         First Place Financial Corp.                                                        385,659           7,593,626
         Flagstar Bancorp, Inc.                                                             126,800           2,505,568
         FNB Corp.                                                                              700              12,950
         FNB Financial Services Corp.                                                        17,375             368,176
     *   FPIC Insurance Group, Inc.                                                         326,687           9,722,205
         Great American Financial Resources, Inc.                                           221,500           3,734,490
         Guaranty Federal Bancshares, Inc.                                                   15,300             355,725
         Harleysville Group, Inc.                                                           899,000          18,258,690
         HF Financial Corp.                                                                  54,615           1,242,491
         HMN Financial, Inc.                                                                 74,300           2,239,031
         Horace Mann Educators Corp.                                                      1,438,408          26,179,026
         Independence Holding Co.                                                           104,148           1,838,212
         Infinity Property & Casualty Corp.                                                 307,103           9,827,296
     *   Instinet Group, Inc.                                                               440,262           2,324,583
         Investors Title Co.                                                                 18,200             641,004
         Irwin Financial Corp.                                                              339,242           7,120,690
     *   ITLA Capital Corp.                                                                 147,000           7,323,540
     *   Kennedy-Wilson, Inc.                                                                30,800             317,856
     *   KNBT Bancorp, Inc.                                                                   5,224              77,904
     *   Knight Capital Group, Inc.                                                         978,781           7,389,797
     *   Knight Trading Group, Inc.                                                           5,300              40,015
     *   LaBranche & Co., Inc.                                                            1,334,340           7,378,900
         LandAmerica Financial Group, Inc.                                                  611,212          34,350,114
         LSB Corp.                                                                            3,500              56,175
         MAF Bancorp, Inc.                                                                  172,628           7,347,048
         MASSBANK Corp.                                                                      63,149           2,251,262
     *   Matrix Bancorp, Inc.                                                                 5,000              64,000
         MCG Capital Corp.                                                                  321,844           5,149,504
     *   Meadowbrook Insurance Group, Inc.                                                  560,064           2,884,330
         Medallion Finanacial Corp.                                                         364,005           3,370,686
         Merchants Group, Inc.                                                               23,900             599,890
         Meta Financial Group, Inc.                                                          32,400             683,640
     *   Metris Companies, Inc.                                                           1,938,600          25,163,028
         MFB Corp.                                                                           17,700             464,979
         MicroFinancial, Inc.                                                               125,000             486,250
         Midland Co.                                                                         49,800           1,591,110
     *   National Western Life Insurance Co. Class A                                         24,300           4,456,013
     *   Navigators Group, Inc.                                                             149,190           4,959,076
         NetBank, Inc.                                                                      302,082           2,510,301
     *   Newtek Business Services, Inc.                                                      86,500             224,035

         North Central Bancshares, Inc.                                                      39,900           1,545,726
         Northeast Bancorp                                                                   21,200             464,704
         Northrim BanCorp, Inc.                                                                   1                  14
         NYMAGIC, Inc.                                                                      125,800           2,572,610
   * #   Ocwen Financial Corp.                                                            1,193,630           8,629,945
         Ohio Casualty Corp.                                                              1,932,614          46,189,475
     *   Pacific Premier Bancorp, Inc.                                                       29,840             312,484
         Parkvale Financial Corp.                                                            40,825           1,134,935
         PAULA Financial                                                                     90,600             159,456
     *   Penn Treaty American Corp.                                                         366,900             818,187
         Pinnacle Bancshares, Inc.                                                           10,400             146,744
     *   Piper Jaffray Companies, Inc.                                                      448,361          12,675,165
     *   PMA Capital Corp. Class A                                                          729,273           5,418,498
         Pocahontas Bancorp, Inc.                                                            69,800             977,200
     *   Premier Financial Bancorp                                                            1,100              11,963
         Presidential Life Corp.                                                            968,912          14,679,017
         Provident Financial Holdings, Inc.                                                  53,800           1,496,716
         Provident Financial Services, Inc.                                                   5,000              88,900
     *   Republic First Bancorp, Inc.                                                        80,083           1,066,710
         Riverview Bancorp, Inc.                                                             56,600           1,216,900
         RLI Corp.                                                                          286,779          12,543,713
     *   RTW, Inc.                                                                           93,850             910,345
     *   SCPIE Holdings, Inc.                                                               150,800           1,691,976
         Selective Insurance Group, Inc.                                                    913,294          43,956,840
         Simmons First National Corp. Class A                                               140,711           3,453,048
         Sound Federal Bancorp, Inc.                                                         40,140             639,029
     *   Standard Management Corp.                                                          134,600             242,280
         State Auto Financial Corp.                                                           3,201              86,427
         State Financial Services Corp. Class A                                              18,241             724,168
         Stewart Information Services Corp.                                                 598,000          23,471,500
     *   Stifel Financial Corp.                                                              65,029           1,373,412
     *   Stratus Properties, Inc.                                                            94,450           1,575,426
     *   Sun Bancorp, Inc.                                                                   60,174           1,248,009
         Susquehanna Bancshares, Inc.                                                       287,264           6,538,129
         SWS Group, Inc.                                                                    267,400           4,238,290
         TF Financial Corp.                                                                  36,200           1,049,800
     *   The Banc Corp.                                                                      84,508             887,334
     #   The Phoenix Companies, Inc.                                                      2,736,000          31,464,000
         TierOne Corp.                                                                       43,474           1,048,810
         Timberland Bancorp, Inc.                                                            56,400           1,297,764
     *   Triad Guaranty, Inc.                                                               209,863          11,374,575
         UICI                                                                               969,000          24,370,350
         UMB Financial Corp.                                                                636,690          35,463,633
         Umpqua Holdings Corp.                                                              100,166           2,334,869
     *   Unico American Corp.                                                                72,700             665,205
     *   United America Idemnity, Ltd.                                                      262,676           4,478,626
         United Community Financial Corp.                                                   805,706           8,467,970
         United Fire & Casualty Co.                                                          88,900           3,499,993
         Unizan Financial Corp.                                                              18,431             469,806
         Vesta Insurance Group, Inc.                                                      1,142,100           2,878,092
         Wesbanco, Inc.                                                                       9,876             292,033
         Westbank Corp.                                                                       1,143              19,248
         Willow Grove Bancorp, Inc.                                                          65,500             998,613
     *   Wilshire Enterprises, Inc.                                                         110,090             825,675
         Ziegler Companies, Inc.                                                              8,200             161,950
                                                                                                       ----------------
Total Financials
(Cost $658,967,144)                                                                                         850,984,881
                                                                                                       ----------------

Information Technology -- (11.6%)
     *   3Com Corp.                                                                          74,200             271,572
     *   Actel Corp.                                                                        306,134           4,527,722
     *   ActivCard Corp.                                                                    136,166             561,004
     *   Adaptec, Inc.                                                                    1,410,894           5,615,358
     *   Adept Technology, Inc.                                                              18,720             150,696
     *   Advanced Digital Information Corp.                                                 143,520             985,982
     *   Advanced Power Technology, Inc.                                                    245,688           1,584,688
     *   Aehr Test Systems                                                                   89,200             269,384
     *   Aeroflex, Inc.                                                                      35,740             285,920
     *   Aetrium, Inc.                                                                       69,748             179,950
     *   Agile Software Corp.                                                               616,831           3,978,560
         Agilysys, Inc.                                                                     935,734          14,391,589
     *   Airspan Networks, Inc.                                                              85,900             410,602
     *   Akamai Technologies, Inc.                                                          355,127           4,985,983
         Allen Organ Co. Class B                                                              5,000             278,375
     *   Alliance Semiconductor Corp.                                                     1,167,202           1,960,899
     *   Allied Motion Technologies, Inc.                                                    45,300             216,534
     *   Alpha Technologies Group, Inc.                                                      82,112               3,695
         American Software, Inc. Class A                                                    269,536           1,390,806
     *   American Technical Ceramics Corp.                                                   83,300             869,652
     *   Amistar Corp.                                                                       42,300             127,746
     *   Amtech Systems, Inc.                                                                 6,000              35,940
     *   Anadigics, Inc.                                                                    954,146           1,564,799
     *   Analex Corp.                                                                        35,200             115,104
     *   Analysts International Corp.                                                       564,081           1,855,826
     *   Analytical Surveys, Inc.                                                               830               1,336
     *   Anaren, Inc.                                                                       590,974           6,997,132
     *   AnswerThink, Inc.                                                                  141,628             560,847
     *   APA Enterprises, Inc.                                                              157,400             248,692
     *   Applied Films Corp.                                                                279,950           7,530,655
     *   Applied Innovation, Inc.                                                            51,000             248,370
     *   Applied Micro Circuits Corp.                                                     3,092,322           8,874,964
     *   Apropos Technology, Inc.                                                           447,216           1,149,345
     *   Ariba, Inc.                                                                        244,189           1,496,879
     *   Arris Group, Inc.                                                                1,326,831          11,490,356
     *   Art Technology Group, Inc.                                                         203,713             220,010
   * #   Aspen Technology, Inc.                                                             343,227           1,798,509
     *   Astea International, Inc.                                                           13,200              97,548
         Astro-Med, Inc.                                                                     31,540             275,975
     *   Atari, Inc.                                                                          8,867              21,901
     *   Atmel Corp.                                                                          5,988              17,964
   * #   Avanex Corp.                                                                       403,000             407,030
   * #   Avici Systems, Inc.                                                                378,629           1,688,685
     *   Aware, Inc.                                                                        559,924           3,695,498
     *   Axcelis Technologies, Inc.                                                          36,459             242,452
     *   AXT, Inc.                                                                          465,578             586,628
     *   BearingPoint, Inc.                                                                  28,800             188,640
         Belden CDT, Inc.                                                                   906,748          18,243,770
     *   Bell Industries, Inc.                                                              161,863             357,717
     *   Bell Microproducts, Inc.                                                           928,006           7,609,649
     *   Benchmark Electronics, Inc.                                                         14,200             449,714

         Black Box Corp.                                                                    338,856          11,649,869
     *   Blonder Tongue Laboratories, Inc.                                                   22,600              65,540
         Bogen Communications International, Inc.                                            44,700             213,443
   * #   Bookham, Inc.                                                                      184,450             516,460
     *   Brooktrout, Inc.                                                                    23,035             229,659
     *   CalAmp Corp.                                                                       232,435           1,534,071
     *   Canterbury Consulting Group, Inc.                                                      842                 274
     *   Captaris, Inc.                                                                     975,052           3,529,688
     *   Carrier Access Corp.                                                               131,778             635,170
     *   C-COR, Inc.                                                                         59,992             412,745
         Celeritek, Inc.                                                                    384,872             315,595
     *   CellStar Corp.                                                                     598,069             777,490
     *   Centillium Communications, Inc.                                                    102,929             225,415
     *   Checkpoint Systems, Inc.                                                           266,500           4,695,730
     *   Chyron Corp.                                                                         1,200                 420
     *   Ciber, Inc.                                                                      1,957,800          15,956,070
     *   Ciena Corp.                                                                      1,006,100           2,193,298
     *   Ciprico, Inc.                                                                       70,900             308,415
     *   Cirrus Logic, Inc.                                                                 319,991           1,657,553
     *   Clarus Corp.                                                                       391,100           3,011,470
     *   Cognitronics Corp.                                                                   7,700              29,106
     *   Coherent, Inc.                                                                   1,024,276          33,626,981
     *   Comarco, Inc.                                                                      109,300             873,307
   * #   Commerce One, Inc.                                                                  57,500               7,245
         Communications Systems, Inc.                                                        17,300             174,730
     *   Computer Horizons Corp.                                                            553,091           1,603,964
     *   Computer Network Technology Corp.                                                  745,784           3,728,920
     *   Computer Task Group, Inc.                                                          158,300             554,050
     *   Conexant Systems, Inc.                                                             383,556             548,485
     *   Convera Corp.                                                                       35,389             152,527
     *   Copper Mountain Networks, Inc.                                                      23,556              21,672
     *   Cosine Communications, Inc.                                                        313,826             737,491
     *   Cray, Inc.                                                                             400                 584
     *   Credence Systems Corp.                                                           1,210,206           9,584,832
     *   Crossroads Systems, Inc.                                                            22,000              20,680
     *   CSP, Inc.                                                                           34,000             333,540
         CTS Corp.                                                                        1,212,900          12,917,385
     *   Data I/O Corp.                                                                      86,400             250,560
     *   Data Systems & Software, Inc.                                                       91,400             109,680
     *   Datalink Corp.                                                                     197,400             485,604
     *   Dataram Corp.                                                                       28,010             164,139
     *   Delphax Technologies, Inc.                                                          70,700             263,923
     *   Digimarc Corp.                                                                     111,584             569,078
     *   DoubleClick, Inc.                                                                  134,930           1,110,474
     *   E.piphany, Inc.                                                                  1,359,381           4,744,240
     *   EasyLink Services Corp.                                                                640                 627
     *   Echelon Corp.                                                                      160,132           1,100,107
     *   Edgewater Technology, Inc.                                                         255,288           1,110,503
     *   Electro Scientific Industries, Inc.                                                 88,377           1,585,483
     *   Electroglas, Inc.                                                                  485,533           1,675,089
     *   Electronics for Imaging, Inc.                                                      366,579           6,965,001
     *   eLoyalty Corp.                                                                      49,200             243,540
     *   EMCORE Corp.                                                                       228,231             906,077
     *   EMS Technologies, Inc.                                                             342,094           4,618,269
     *   En Pointe Technologies, Inc.                                                        39,500             108,625

     *   Entrust, Inc.                                                                       94,279             385,601
     *   ePlus, Inc.                                                                        207,370           2,571,595
     *   ESS Technology, Inc.                                                               199,365             821,384
     *   Evans & Sutherland Computer Corp.                                                  181,900             934,057
     *   Exar Corp.                                                                       1,344,986          19,367,798
   * #   FalconStor Software, Inc.                                                           47,700             348,687
     *   FEI Co.                                                                                500              10,410
     *   Forgent Networks, Inc.                                                             362,164             651,895
     *   Forrester Research, Inc.                                                            28,525             470,663
         Frequency Electronics, Inc.                                                         97,600           1,141,920
     *   FSI International, Inc.                                                            733,528           2,758,065
     *   Gateway, Inc.                                                                    1,110,900           3,843,714
     *   Genesis Microchip, Inc.                                                            400,035           6,620,579
     *   Gerber Scientific, Inc.                                                            685,200           5,056,776
   * #   Giga-Tronics, Inc.                                                                  28,800             116,640
     *   Glenayre Technologies, Inc.                                                        996,900           3,190,080
     *   Globecomm Systems, Inc.                                                            162,400             902,944
   * #   Glowpoint, Inc.                                                                    155,001             206,151
     *   GTSI Corp.                                                                         291,200           2,382,016
     *   Halifax Corp.                                                                       24,000              92,640
     *   HEI, Inc.                                                                            1,400               4,271
     *   HI/FN, Inc.                                                                        147,915             982,156
     *   HomeStore, Inc.                                                                     49,000             102,410
     *   Hypercom Corp.                                                                   1,549,600           9,839,960
   * #   Ibis Technology Corp.                                                               52,740              66,452
     *   Identix, Inc.                                                                      136,448             749,100
     *   iGATE Capital Corp.                                                                570,208           2,491,809
     *   I-many, Inc.                                                                       397,000             627,260
         Imation Corp.                                                                      696,200          26,288,512
     *   InFocus Corp.                                                                    1,322,488           5,501,550
         Inforte Corp.                                                                      365,374           1,253,233
     *   Innovex, Inc.                                                                      326,137           1,102,343
     *   InsWeb Corp.                                                                        23,166              64,865
     *   Integrated Device Technology, Inc.                                                 147,470           1,803,558
     *   Integrated Silicon Solution, Inc.                                                  586,009           3,838,359
     *   Intelligent Systems Corp.                                                           52,375             108,940
     *   Intelligroup, Inc.                                                                  70,900              83,662
     *   Interland, Inc.                                                                    503,239             956,154
     *   Internet Commerce Corp.                                                             50,000              81,000
     *   Interwoven, Inc.                                                                   396,724           3,157,923
     *   IntriCon Corp.                                                                      76,500             145,350
   * #   Intrusion, Inc.                                                                     23,600              66,552
     *   Iomega Corp.                                                                     1,624,700           5,020,323
   * #   IPIX Corp.                                                                           7,500              20,025
     *   iVillage, Inc.                                                                      36,000             217,080
     *   Jaco Electronics, Inc.                                                             105,869             332,429
     *   JDA Software Group, Inc.                                                           876,171          11,320,129
     *   Keane, Inc.                                                                        158,500           2,127,070
     *   Kemet Corp.                                                                      2,936,384          20,554,688
     *   Key Tronic Corp.                                                                   151,900             558,992
     *   Keynote Systems, Inc.                                                              288,000           3,340,800
     *   Lantronix, Inc.                                                                    139,900             191,663
     *   Lattice Semiconductor Corp.                                                      1,051,023           4,435,317
     *   LeCroy Corp.                                                                        16,000             263,360
   * #   Level 8 Systems, Inc.                                                                5,966                 346

         Liberate Technologies, Inc.                                                        662,100             205,251
     *   Lightbridge, Inc.                                                                  482,181           3,028,097
   * #   LightPath Technologies, Inc.                                                        31,300              81,380
     *   Logic Devices, Inc.                                                                 92,700             124,218
     *   LogicVision, Inc.                                                                  157,400             283,320
     *   LTX Corp.                                                                            1,700               8,143
     *   Management Network Group, Inc.                                                     216,686             509,212
     *   Manchester Technologies, Inc.                                                      177,600           1,113,552
     *   Manugistic Group, Inc.                                                             646,622           1,163,920
         Maximus, Inc.                                                                       54,000           1,851,660
     *   Maxtor Corp.                                                                       285,700           1,568,493
     *   McDATA Corp.                                                                       216,923             826,477
     *   MDI, Inc.                                                                          187,300              95,523
     *   MedQuist, Inc.                                                                     471,073           6,128,660
     *   Merix Corp.                                                                        329,356           2,387,831
     *   MetaSolv, Inc.                                                                     586,637           1,214,339
         Methode Electronics, Inc.                                                              100               1,194
     *   Micro Linear Corp.                                                                 189,300           1,107,405
     *   Microtune, Inc.                                                                    145,600             643,552
     *   MKS Instruments, Inc.                                                              612,098          10,222,037
     *   MPS Group, Inc.                                                                  3,484,300          32,682,734
     *   MRV Communications, Inc.                                                           703,900           1,302,215
   * #   MSC.Software Corp.                                                                 949,639           9,767,037
   * #   MTI Technology Corp.                                                                   300                 492
     *   MTM Technologies, Inc.                                                               6,200              24,614
   * #   Nanometrics, Inc.                                                                  419,649           4,733,641
     *   Neoforma, Inc.                                                                     304,884           2,088,455
   * #   NeoMagic Corp.                                                                     335,100             123,987
     *   Net2Phone, Inc.                                                                    789,432           1,263,091
     *   NetIQ Corp.                                                                      1,818,553          20,076,825
     *   NetManage, Inc.                                                                     83,916             532,867
     *   NetRatings, Inc.                                                                   444,865           6,059,061
     *   Netscout System, Inc.                                                              132,766             817,839
     *   Network Engines, Inc.                                                               18,400              31,280
     *   Network Equipment Technologies, Inc.                                               738,784           4,129,803
     *   Newport Corp.                                                                    1,230,197          17,284,268
     *   NMS Communications Corp.                                                           193,500             628,875
     *   Nu Horizons Electronics Corp.                                                      550,317           3,235,864
     *   NumereX Corp. Class A                                                               77,800             374,218
     *   NYFIX, Inc.                                                                        489,727           2,473,121
     *   O.I. Corp.                                                                          51,900             616,313
     *   Omtool, Ltd.                                                                        52,514             307,207
     *   Opent Technologies, Inc.                                                            46,386             375,263
     *   Oplink Communications, Inc.                                                        158,500             236,165
     *   OPTi, Inc.                                                                         168,800             283,584
     *   Optical Cable Corp.                                                                 30,393             135,553
     *   Optical Communication Products, Inc.                                                 8,172              14,628
     *   OSI Systems, Inc.                                                                  551,557           8,218,199
     *   Overland Storage, Inc.                                                              65,524             634,928
     *   OYO Geospace Corp.                                                                 147,500           2,413,395
     *   PalmSource, Inc.                                                                   146,730           1,471,702
     *   Paradyne Networks Corp.                                                             11,000              21,670
         Park Electrochemical Corp.                                                         222,250           5,156,200
     *   Parlex Corp.                                                                       165,300             975,270
     *   Paxar Corp.                                                                        151,600           2,671,192

     *   PC Connection, Inc.                                                                553,286           2,827,291
     *   PC-Tel, Inc.                                                                       594,790           4,347,915
     *   Peerless Systems Corp.                                                             120,900             437,658
     *   Pegasus Solutions, Inc.                                                            723,341           7,783,149
     *   Pegasystems, Inc.                                                                   72,001             429,846
     *   Pemstar, Inc.                                                                      690,271             814,520
     *   Perceptron, Inc.                                                                   257,037           1,678,452
     *   Performance Technologies, Inc.                                                      10,184              68,538
     *   Pericom Semiconductor Corp.                                                        588,662           4,715,183
     *   Pervasive Software, Inc.                                                            77,792             360,177
     *   Phoenix Technologies, Ltd.                                                         133,269           1,082,144
     *   Photronics, Inc.                                                                   540,704          12,452,413
     *   Pinnacle Systems, Inc.                                                              46,737             276,216
     *   Planar Systems, Inc.                                                               201,179           1,617,479
     *   PLATO Learning, Inc.                                                               232,506           1,776,346
     *   Plexus Corp.                                                                       597,091           8,210,001
     *   PowerCerv Corp.                                                                     20,666              11,573
     *   Powerwave Technologies, Inc.                                                     1,030,883           9,411,962
         Printronix, Inc.                                                                    90,000           1,429,200
     *   Procom Technology, Inc.                                                              5,400               8,640
     *   Quantum Corp.                                                                      956,600           2,487,160
     *   QuickLogic Corp.                                                                   428,717           1,873,493
     *   Quovadx, Inc.                                                                      501,945           1,365,290
     *   RadiSys Corp.                                                                      140,691           2,274,973
     *   Raindance Communictions, Inc.                                                       67,025             137,401
     *   Register.com, Inc.                                                                  77,555             484,719
     *   Reliability, Inc.                                                                   41,800               8,360
     *   Relm Wireless Corp.                                                                 59,254             139,247
     *   REMEC, Inc.                                                                        341,773           2,136,084
         Richardson Electronics, Ltd.                                                        49,717             442,481
     *   Riverstone Networks, Inc.                                                            9,900               6,955
     *   Robotic Vision Systems, Inc.                                                        14,000                 448
     *   Rofin-Sinar Technologies, Inc.                                                      10,956             353,879
     *   Rudolph Technologies, Inc.                                                          50,929             734,396
     *   Safeguard Scientifics, Inc.                                                      1,008,300             998,217
     *   SafeNet, Inc.                                                                      580,612          18,242,829
     *   SatCon Technology Corp.                                                             97,500             133,575
     *   SBS Technologies, Inc.                                                             369,322           3,586,117
     *   ScanSoft, Inc.                                                                     359,963           1,461,450
     *   SCM Microsystems, Inc.                                                             353,070           1,048,618
     *   SEEC, Inc.                                                                           2,200                 440
     *   Segue Software, Inc.                                                                67,900             339,500
     *   Selectica, Inc.                                                                    930,002           2,948,106
     *   SEMX Corp.                                                                           8,700                 522
     *   Sigmatron International, Inc.                                                       16,800             178,920
   * #   Silicon Graphics, Inc.                                                           1,681,500           1,362,015
     *   Silicon Storage Technology, Inc.                                                    17,632              60,654
     *   SimpleTech, Inc.                                                                   520,716           1,822,506
     *   Sipex Corp.                                                                        502,253             828,717
     *   Skyworks Solutions, Inc.                                                           928,258           5,875,873
     *   Somera Communications, Inc.                                                         93,400             129,826
   * #   Sonic Foundry, Inc.                                                                 22,800              29,184
     *   SonicWALL, Inc.                                                                  1,411,933           8,725,746
     *   Spectrum Control, Inc.                                                             173,800           1,230,504
   * #   SR Telecom, Inc.                                                                    11,987               3,716

     *   Standard Microsystems Corp.                                                        244,943           3,982,773
     *   SteelCloud, Inc.                                                                     5,900              13,806
     *   Stellent, Inc.                                                                     734,372           5,559,196
   * #   Stratos International, Inc.                                                        274,103           1,181,384
     *   SumTotal Systems, Inc.                                                              16,297              68,284
         Sunrise Telecom, Inc.                                                              191,400             306,240
     *   Suntron Corp.                                                                       92,475             121,142
     *   Sycamore Networks, Inc.                                                          1,818,151           6,145,350
     *   Sykes Enterprises, Inc.                                                            901,750           7,466,490
     *   Taitron Components, Inc.                                                             6,500              11,375
     *   Technical Communications Corp.                                                       6,300              19,215
         Technitrol, Inc.                                                                   584,322           7,672,148
     *   Technology Solutions Corp.                                                          44,500              23,140
     *   TechTeam Global, Inc.                                                              232,800           3,259,200
     *   Tegal Corp.                                                                         66,300              70,278
     *   Telular Corp.                                                                        1,000               3,900
     *   Terayon Communication Systems, Inc.                                                120,600             382,302
     *   TheStreet.com, Inc.                                                                259,000             802,900
     *   Three-Five Systems, Inc.                                                           685,700             459,419
     *   Tier Technologies, Inc. Class B                                                    611,998           5,410,062
     *   TII Network Technologies, Inc.                                                      98,200             143,372
     *   Tollgrade Communications, Inc.                                                     229,725           1,741,316
     *   Transcat, Inc.                                                                      60,000             277,800
         Trans-Lux Corp.                                                                      2,746              18,261
     *   Transmeta Corp.                                                                      9,791               7,931
     *   Triquint Semiconductor, Inc.                                                     1,009,028           3,420,605
     *   Tumbleweed Communications Corp.                                                     37,100              81,620
     *   Tut Systems, Inc.                                                                   13,500              40,770
     *   Veeco Instruments, Inc.                                                             67,861           1,022,665
   * #   Verilink Corp.                                                                     119,978             190,765
     *   Verity, Inc.                                                                       606,099           5,170,024
     *   Verso Technologies, Inc.                                                           165,649              43,069
     *   Vicon Industries, Inc.                                                              71,500             210,925
     *   Viewpoint Corp.                                                                      1,400               2,030
     *   Vignette Corp.                                                                     927,600           1,076,016
     *   Visual Networks, Inc.                                                               26,900              34,701
   * #   Vitech America, Inc.                                                                   700                   0
     *   Vitesse Semiconductor, Inc.                                                          5,400              13,500
     *   Vyyo, Inc.                                                                          81,414             503,139
     *   WatchGuard Technologies, Inc.                                                    1,086,802           3,945,091
     *   Webb Interactive Services, Inc.                                                      1,300                 143
     *   webMethods, Inc.                                                                     1,100               5,533
     *   White Electronics Designs Corp.                                                    196,498             980,525
         Wireless Telecom Group, Inc.                                                        35,600              90,068
         Woodhead Industries, Inc.                                                           90,612           1,162,552
     *   Zhone Technologies, Inc.                                                            89,314             242,041
     *   Zomax, Inc.                                                                      1,040,946           2,862,602
     *   Zones, Inc.                                                                        172,800             639,360
     *   Zoran Corp.                                                                        802,916           9,907,983
     *   Zygo Corp.                                                                         484,226           4,687,308
                                                                                                       ----------------
Total Information Technology
(Cost $843,140,581)                                                                                         785,941,564
                                                                                                       ----------------

Materials -- (9.4%)
     *   AK Steel Holding Corp.                                                           1,694,116          12,959,987
     *   Aleris International, Inc.                                                         570,339          13,585,475
     *   American Pacific Corp.                                                             104,300             844,830
         Arch Chemicals, Inc.                                                               366,287           8,633,385
         Atlantis Plastics, Inc.                                                             47,200             293,112
     *   Badger Paper Mills, Inc.                                                            10,400              34,736
         Bairnco Corp.                                                                      114,700           1,281,199
     *   Brush Engineered Materials, Inc.                                                   325,700           4,618,426
     *   Buckeye Technologies, Inc.                                                       1,277,677          10,566,389
         Calgon Carbon Corp.                                                              1,065,500           9,493,605
         Cambrex Corp.                                                                      709,583          12,843,452
     *   Caraustar Industries, Inc.                                                         885,399           9,296,690
         Carpenter Technology Corp.                                                         716,562          38,694,348
     *   Castle (A.M.) & Co.                                                                217,730           3,046,043
         Chesapeake Corp.                                                                   666,306          13,905,806
     *   Coeur d'Alene Mines Corp.                                                          207,124             689,723
         Commercial Metals Co.                                                            1,177,532          30,804,237
     *   Continental Materials Corp.                                                          4,600             143,474
   * #   Core Molding Technologies, Inc.                                                        500               4,700
         CPAC, Inc.                                                                          82,200             410,178
     *   Detrex Corp.                                                                        12,800              59,840
     *   Devcon International Corp.                                                          52,300             614,525
     *   Eden Bioscience Corp.                                                               36,120              21,672
     *   Environmental Technologies Corp.                                                    35,800                  16
         Friedman Industries, Inc.                                                               40                 308
         Fuller (H.B.) Co.                                                                  517,300          16,760,520
         Gibraltar Industries, Inc.                                                         385,124           7,533,025
         Glatfelter (P.H.) Co.                                                            1,494,800          16,741,760
     *   Graphic Packaging Corp.                                                            421,900           1,582,125
         Great Lakes Chemical Corp.                                                           4,300             145,770
     *   ICO, Inc.                                                                          264,200             618,228
     *   Impreso, Inc.                                                                        6,500               6,955
     *   Kaiser Aluminum Corp.                                                                  665                  47
     *   Keystone Consolidated Industries, Inc.                                              18,342               3,118
     *   Lesco, Inc.                                                                        216,600           2,924,100
         Longview Fibre Co.                                                               1,691,340          33,776,060
     *   Material Sciences Corp.                                                            407,767           4,974,757
     *   Maxxam, Inc.                                                                       105,500           2,452,875
     *   Metals USA, Inc.                                                                   349,405           7,396,904
         Minerals Technologies, Inc.                                                        246,000          16,555,800
     *   Mod-Pac Corp. Class B                                                                1,278              18,914
         Myers Industries, Inc.                                                             809,071           9,021,142
     *   NewMarket Corp.                                                                    470,102           6,388,686
         Niagara Corp.                                                                      132,200           1,130,310
         NN, Inc.                                                                            34,774             441,282
     *   Northwest Pipe Co.                                                                  91,800           2,034,288
   * #   Olympic Steel, Inc.                                                                304,300           4,777,510
     *   OM Group, Inc.                                                                     719,400          18,128,880
     *   OMNOVA Solutions, Inc.                                                             167,979             681,995
     *   Oregon Steel Mills, Inc.                                                            58,700           1,036,642
         Penford Corp.                                                                       79,800           1,236,102
     *   PolyOne Corp.                                                                      456,506           3,067,720
         Pope & Talbot, Inc.                                                                446,500           4,924,895
         Potlatch Corp.                                                                     403,200          20,841,408
         Quaker Chemical Corp.                                                              188,550           3,337,335
         Quanex Corp.                                                                       543,803          28,217,938

         Reliance Steel & Aluminum Co.                                                      903,098          34,760,242
         Roanoke Electric Steel Corp.                                                       140,900           2,825,045
         Rock of Ages Corp.                                                                  87,600             531,732
         Rock-Tenn Co. Class A                                                            1,161,623          13,370,281
     *   RTI International Metals, Inc.                                                     693,750          19,001,813
     #   Ryerson Tull, Inc.                                                                 825,539          12,564,704
         Schnitzer Steel Industries, Inc. Class A                                           133,822           3,093,965
         Schulman (A.), Inc.                                                                981,082          16,050,502
         Schweitzer-Maudoit International, Inc.                                             250,100           7,495,497
         Sensient Technologies Corp.                                                        355,700           7,238,495
     *   Southwall Technologies, Inc.                                                       131,500             176,210
         Spartech Corp.                                                                     551,500          11,156,845
         Steel Dynamics, Inc.                                                               503,988          13,552,237
         Steel Technologies, Inc.                                                           426,113           8,522,260
         Stepan Co.                                                                         129,000           2,736,090
     *   Stillwater Mining Co.                                                            1,151,780           7,774,515
         Summa Industries, Inc.                                                              41,800             321,860
     *   Synalloy Corp.                                                                      88,350           1,020,443
     *   Terra Industries, Inc.                                                           2,308,500          14,658,975
         Texas Industries, Inc.                                                             727,557          33,482,173
     *   U.S. Concrete, Inc.                                                                625,733           3,829,486
     *   Universal Stainless & Alloy Products, Inc.                                         118,900           1,492,195
         Valhi, Inc.                                                                        138,552           2,568,754
         Vulcan International Corp.                                                          11,200             549,920
         Wausau-Mosinee Paper Corp.                                                       1,254,999          15,687,488
     *   Webco Industries, Inc.                                                              93,900             539,925
         Wellman, Inc.                                                                      864,400           9,715,856
     *   WHX Corp.                                                                            1,413                  49
     *   Williams Industries, Inc.                                                            3,400              11,852
   * #   Zoltek Companies, Inc.                                                             201,080           2,002,757
                                                                                                       ----------------
Total Materials
(Cost $518,160,422)                                                                                         636,335,413
                                                                                                       ----------------

Energy -- (8.1%)
         Adams Resources & Energy, Inc.                                                       6,700             112,895
     *   Bolt Technology Corp.                                                               13,700              80,145
   * #   BPZ Energy, Inc.                                                                     4,188              19,265
     *   Callon Petroleum Co.                                                               592,400           8,382,460
         Castle Energy Corp.                                                                201,400           2,618,200
     *   Giant Industries, Inc.                                                             414,500          11,941,745
     *   Gulfmark Offshore, Inc.                                                            453,461          11,363,733
     *   Hanover Compressor Co.                                                           2,951,815          30,787,430
   * #   Horizon Offshore, Inc.                                                             667,752             210,342
     *   Houston Exploration Co.                                                            686,942          35,013,434
     *   Input/Output, Inc.                                                                 770,600           4,569,658
     *   Key Energy Group, Inc.                                                               2,200              24,178
         Lufkin Industries, Inc.                                                            206,400           5,950,512
     *   Magnum Hunter Resources, Inc.                                                    2,790,568          43,142,181
         Maritrans, Inc.                                                                    108,500           2,592,065
   * #   Matrix Service Co.                                                                 215,730             890,965
     *   Meridian Resource Corp.                                                            489,100           2,215,623
     *   Mission Resources Corp.                                                            521,424           3,686,468
     *   Mitcham Industries, Inc.                                                           134,928             947,195
     *   NATCO Group, Inc. Class A                                                          141,900           1,526,844
     *   Newpark Resources, Inc.                                                            925,900           5,647,990

     *   Offshore Logistics, Inc.                                                           774,700          24,263,604
     *   Oil States International, Inc.                                                     121,483           2,813,546
         Overseas Shipholding Group, Inc.                                                   452,875          27,670,662
     *   Parker Drilling Co.                                                              2,438,599          13,900,014
         Resource America, Inc.                                                             316,976          10,770,844
     *   Seabulk International, Inc.                                                        556,300          10,909,043
     *   SEACOR Holdings, Inc.                                                              623,566          36,204,242
     *   Spinnaker Exploration Co.                                                        1,129,266          34,634,588
     *   Stone Energy Corp.                                                                 615,511          26,485,438
     *   Swift Energy Corp.                                                                 925,005          31,588,921
     *   T-3 Energy Services, Inc.                                                              880               6,248
     *   Tel Offshore Trust                                                                  40,574             294,973
         Tesoro Petroleum Corp.                                                           1,157,200          50,453,920
     *   Tipperary Corp.                                                                    126,900             592,623
   * #   Torch Offshore, Inc.                                                               215,000              26,337
     *   TransMontaigne, Inc.                                                               998,924           8,271,091
   * #   U.S. Energy Corp. Wyoming                                                           25,700             103,314
     *   Universal Compression Holdings, Inc.                                             1,045,984          35,772,653
         USEC, Inc.                                                                       2,797,802          38,189,997
     *   Veritas DGC, Inc.                                                                  943,700          25,479,900
     *   Whiting Petroleum Corp.                                                              9,400             325,052
                                                                                                       ----------------
Total Energy
(Cost $328,604,264)                                                                                         550,480,338
                                                                                                       ----------------

Health Care -- (4.8%)
     *   Accelrys, Inc.                                                                     832,759           4,396,968
     *   Air Methods Corp.                                                                  259,451           1,759,078
     *   Albany Molecular Research, Inc.                                                    300,572           3,579,813
     *   Allied Healthcare International, Inc.                                              228,160           1,578,867
     *   Allied Healthcare Products, Inc.                                                   124,200             642,114
     *   Allscripts Healthcare Solutions, Inc.                                                   31                 507
     *   Almost Family, Inc.                                                                  8,250              98,010
         Alpharma, Inc. Class A                                                           1,388,800          17,873,856
         American Shared Hospital Services                                                   30,900             185,400
         Analogic Corp.                                                                     152,388           6,474,966
     *   Angeion Corp.                                                                          315                 753
     *   Aradigm Corp.                                                                        3,301               3,565
     *   Arena Pharmaceuticals, Inc.                                                        871,172           5,967,528
     *   Argonaut Technologies, Inc.                                                          6,299               5,921
     *   Arqule, Inc.                                                                       691,485           4,529,227
         Atrion Corp.                                                                        36,100           2,359,135
     *   ATS Medical, Inc.                                                                   56,219             182,712
     *   Avigen, Inc.                                                                       666,089           1,991,606
     *   Beverly Enterprises, Inc.                                                        1,276,800          15,794,016
     *   Bioanalytical Systems, Inc.                                                         17,100             108,585
     *   BioScrip, Inc.                                                                     608,462           3,182,256
     *   Biosource International, Inc.                                                      118,800           1,207,008
     *   Bruker BioSciences Corp.                                                           182,593             766,891
     *   Caliper Life Sciences, Inc.                                                        865,775           5,333,174
     *   Capital Senior Living Corp.                                                        793,099           4,806,180
     *   Caprius, Inc.                                                                           72                 216
     *   Cardiac Sciences, Inc.                                                             107,444             105,295
   * #   Cardiotech International, Inc.                                                      41,591              77,775
     *   CareCentric, Inc.                                                                   29,400              44,100
   * #   Cell Genesys, Inc.                                                                  83,150             483,102

     *   Coast Dental Services, Inc.                                                         48,533             174,719
     *   Compex Technologies, Inc.                                                          216,826             815,266
     *   Conmed Corp.                                                                       442,611          13,871,429
     *   Corautus Genetics, Inc.                                                                642               2,536
     *   Corixa Corp.                                                                       121,800             517,650
     *   Criticare Systems, Inc.                                                             91,000             422,240
     *   Cross Country Healthcare, Inc.                                                     576,922           9,778,828
   * #   CryoLife, Inc.                                                                         400               2,900
   * #   CuraGen Corp.                                                                    1,276,636           5,464,002
   * #   Curative Health Services, Inc.                                                     462,318           1,188,157
     *   Curis, Inc.                                                                             20                  79
   * #   CytRx Corp.                                                                          2,800               2,380
         D&K Healthcare Resources, Inc.                                                     451,249           3,682,192
         Datascope Corp.                                                                        200               6,088
     *   Del Global Technologies Corp.                                                       69,517             195,690
     *   Dendreon Corp.                                                                       4,200              22,218
   * #   Digital Angel Corp.                                                                350,050           1,372,196
     *   Discovery Partners International, Inc.                                             624,909           1,843,482
     *   Dyax Corp.                                                                         216,796           1,008,101
     *   Emisphere Technologies, Inc.                                                       145,427             564,257
     *   Encore Medical Corp.                                                               103,490             525,729
     *   Endologix, Inc.                                                                    108,700             472,845
     *   First Horizon Pharmaceutical Corp.                                                  64,231           1,207,543
     *   Fischer Imaging Corp.                                                               39,500             109,810
     *   Five Star Quality Care, Inc.                                                       245,775           1,676,186
     *   Genaissance Pharmaceuticals, Inc.                                                  101,700              92,547
     *   Gene Logic, Inc.                                                                 1,051,748           3,544,391
     *   Genesis HealthCare Corp.                                                           265,263          11,536,288
     *   GTC Biotherapeutics, Inc.                                                          379,069             507,952
     *   Guilford Pharmaceuticals, Inc.                                                     315,391             794,785
     *   Hanger Orthopedic Group, Inc.                                                      730,600           3,726,060
     *   Harvard Bioscience, Inc.                                                           412,729           1,328,987
     *   HealthTronics Surgical Services, Inc.                                               21,675             275,056
     *   HMS Holdings Corp.                                                                 343,637           2,130,549
         Hooper Holmes, Inc.                                                              1,867,000           7,468,000
     *   ImmunoGen, Inc.                                                                    303,998           1,811,828
     *   Incyte Corp.                                                                       737,121           5,624,233
     *   Innovative Clinical Solutions, Ltd.                                                  4,226                  17
   * #   Insmed, Inc.                                                                        36,825              46,768
     *   IntegraMed America, Inc.                                                            56,400             589,380
     *   Iridex Corp.                                                                        89,000             534,000
     *   Kendle International, Inc.                                                         400,960           4,623,069
         Kewaunee Scientific Corp.                                                           31,100             248,489
     *   Kindred Healthcare, Inc.                                                         1,144,681          44,161,793
   * #   Lipid Sciences, Inc.                                                                86,802             458,315
     *   Maxim Pharmaceuticals, Inc.                                                        180,666             274,612
     *   Maxygen, Inc.                                                                      192,595           1,508,019
     *   MedCath Corp.                                                                      282,332           7,315,222
     *   Medical Staffing Network Holdings, Inc.                                            362,000           1,965,660
     *   Microtek Medical Holdings, Inc.                                                    710,234           2,500,024
     *   Molecular Devices Corp.                                                             83,159           1,606,632
   * #   Nanogen, Inc.                                                                      209,580             855,086
         National Home Health Care Corp.                                                     53,533             710,383
         National Research Corp.                                                             60,153             855,977
     *   Natus Medical, Inc.                                                                 70,200             709,020

         NDCHealth Corp.                                                                     40,400             677,104
     *   Neose Technologies, Inc.                                                            15,721              41,346
     *   Neurogen Corp.                                                                     131,407             888,311
     *   New Brunswick Scientific Co., Inc.                                                 103,193             552,083
     *   NMT Medical, Inc.                                                                  123,900           1,084,125
     *   North American Scientific, Inc.                                                    137,561             412,683
         NWH, Inc.                                                                           56,100             841,500
   * #   OCA, Inc.                                                                        1,663,800           6,821,580
     *   Orthologic Corp.                                                                   337,942           1,372,045
     *   Oscient Pharmaceutical Corp.                                                        38,618              63,720
     *   Osteotech, Inc.                                                                    172,112             497,404
     *   Parexel International Corp.                                                          1,726              31,500
     *   Pediatric Services of America, Inc.                                                236,000           3,112,840
     *   Per-Se Technologies, Inc.                                                          234,979           4,457,552
     *   Pharmacopia Drug Discovery, Inc.                                                   150,545             728,638
     *   PRAECIS Pharmaceuticals, Inc.                                                      899,847             593,899
     *   Pure World, Inc.                                                                   100,500             198,990
     *   Quidel Corp.                                                                        50,950             223,161
     *   Radiologix, Inc.                                                                   255,792           1,005,263
     *   Res-Care, Inc.                                                                     528,510           7,045,038
     *   Rochester Medical Corp.                                                             19,950             206,682
   * #   Rural/Metro Corp.                                                                  134,500           1,009,961
     *   Sangamo BioSciences, Inc.                                                            8,400              31,500
     *   Sequenom, Inc.                                                                     668,851             635,408
     *   Sonic Innovations, Inc.                                                            147,939             643,535
         Span-American Medical System, Inc.                                                  24,000             247,200
     *   SRI/Surgical Express, Inc.                                                          86,600             392,731
     *   Strategic Diagnostics, Inc.                                                          4,550              12,786
     *   Suncoast Naturals, Inc.                                                                624                  71
     *   SunLink Health Systems, Inc.                                                        65,400             529,086
   * #   Sunrise Senior Living, Inc.                                                        670,200          34,950,930
     *   Synovis Life Technologies, Inc.                                                     94,696             724,424
     *   Theragenics Corp.                                                                1,001,400           3,434,802
     *   Third Wave Technologies, Inc.                                                       18,876              70,974
     *   Titan Pharmaceuticals, Inc.                                                        304,298             654,241
     *   Transgenomic, Inc.                                                                  20,818              14,156
   * #   Trestle Holdings, Inc.                                                               5,240               8,384
     *   Tripos, Inc.                                                                         7,200              25,920
   * #   U.S. Diagnostic, Inc.                                                               20,800                   0
     *   United American Healthcare Corp.                                                    17,950              38,593
     *   Urologix, Inc.                                                                      45,500             198,835
     *   V.I. Technologies, Inc.                                                                 18                  53
     *   Vical, Inc.                                                                        479,118           1,820,648
     *   Virologic, Inc.                                                                    784,915           2,142,818
     *   Wilson Greatbatch Technologies, Inc.                                               258,900           6,223,956
     *   Zoll Medical Corp.                                                                  37,797             897,301
     *   ZymeTx, Inc.                                                                         1,100                  61
                                                                                                       ----------------
Total Health Care
(Cost $275,812,488)                                                                                         321,832,127
                                                                                                       ----------------

Consumer Staples -- (4.6%)
         Alliance One International, Inc.                                                 2,803,307          17,969,198
     #   American Italian Pasta Co.                                                         408,700           9,404,187
     #   Cal-Maine Foods, Inc.                                                              113,658             737,640
     *   Carrington Laboratories, Inc.                                                      121,900             453,468

         Casey's General Stores, Inc.                                                       603,352          10,884,470
     *   Central Garden & Pet Co.                                                           385,385          17,091,825
         Chiquita Brands International, Inc.                                                885,273          25,743,739
         Corn Products International, Inc.                                                  625,500          13,817,295
     *   Cruzan International, Inc.                                                          73,100           1,019,745
     *   Foodarama Supermarkets, Inc.                                                        12,900             399,900
     *   Fresh Brands, Inc.                                                                   2,900              19,546
         Golden Enterprises, Inc.                                                            17,200              63,640
   * #   Great Atlantic & Pacific Tea Co., Inc.                                           1,028,200          25,633,026
     *   Griffin Land & Nurseries, Inc. Class A                                              25,000             600,000
     *   Hain Celestial Group, Inc.                                                         730,169          13,143,042
         Imperial Sugar Co. (NEW)                                                           243,452           3,749,161
         Ingles Market, Inc. Class A                                                        371,422           4,694,774
     *   Katy Industries, Inc.                                                              133,000             464,170
         Longs Drug Stores Corp.                                                          1,268,200          52,046,928
     *   M&F Worldwide Corp.                                                                582,676           7,452,426
         Marsh Supermarkets, Inc. Class A                                                    36,900             415,125
         Marsh Supermarkets, Inc. Class B                                                    59,400             751,410
         MGP Ingredients, Inc.                                                              221,989           1,855,828
     *   Monterey Pasta Co.                                                                 472,200           1,426,044
     #   Nash Finch Co.                                                                     374,343          13,319,124
     *   Natrol, Inc.                                                                       122,500             343,000
     *   Natural Alternatives International, Inc.                                            81,500             616,140
         Northland Cranberries, Inc.                                                            500                 170
         Oil-Dri Corp. of America                                                            47,700             815,670
     *   Omega Protein Corp.                                                                646,100           4,587,310
     *   Pathmark Stores, Inc.                                                              954,190           8,540,000
     *   Performance Food Group Co.                                                         259,321           7,017,226
     *   PriceSmart, Inc.                                                                   319,192           2,234,344
         Pyramid Breweries, Inc.                                                            110,100             208,001
   * #   Redhook Ale Brewery, Inc.                                                          126,500             385,825
         Ruddick Corp.                                                                       12,491             300,159
     *   San Filippo (John B.) & Son, Inc.                                                  115,305           2,438,701
     *   Scheid Vineyards, Inc.                                                              34,100             197,780
         Scope Industries                                                                     8,100             566,190
         Seaboard Corp.                                                                      23,576          31,709,720
     *   Seneca Foods Corp. Class B                                                          10,500             173,512
     *   Smart & Final Food, Inc.                                                           204,800           2,222,080
     *   Spartan Stores, Inc.                                                               113,219           1,460,525
         Stephan Co.                                                                         51,500             229,175
         Tasty Baking Co.                                                                   241,200           1,929,600
         Universal Corp.                                                                    449,928          19,976,803
     *   Weider Nutrition International, Inc.                                               166,500             679,320
         Weis Markets, Inc.                                                                  26,400             969,936
     *   Wild Oats Markets, Inc.                                                              8,164              91,763
   * #   Winn-Dixie Stores, Inc.                                                          1,578,500           1,657,425
                                                                                                       ----------------
Total Consumer Staples
(Cost $216,413,498)                                                                                         312,506,086
                                                                                                       ----------------

Telecommunication Services -- (0.9%)
         Alaska Communications Systems Group, Inc.                                          251,100           2,377,917
     *   Boston Communications Group, Inc.                                                  309,111             429,664
     *   Cincinnati Bell, Inc.                                                              123,800             489,010
   * #   Cogent Communications Group, Inc.                                                      257               5,914
         CT Communications, Inc.                                                            383,330           4,638,293

         D&E Communications, Inc.                                                           232,042           1,877,220
     *   GoAmerica, Inc.                                                                        559               3,891
         Hector Communications Corp.                                                         10,600             243,800
     *   IDT Corp.                                                                          695,022           9,375,847
     *   IDT Corp. Class B                                                                1,460,200          20,004,740
     *   LCC International, Inc. Class A                                                    335,372           1,197,278
     *   Metro One Telecommunications, Inc.                                                 436,119             409,952
     *   Price Communications Corp.                                                         876,426          15,065,763
         SureWest Communications                                                            105,299           2,506,116
     *   TALK America Holdings, Inc.                                                        285,777           2,540,558
     *   Teleglobe International Holdings, Ltd.                                             123,955             295,013
     *   Time Warner Telecom, Inc.                                                          498,936           2,544,574
     *   Xeta Corp.                                                                          30,500              97,600
                                                                                                       ----------------
Total Telecommunication Services
(Cost $69,878,679)                                                                                           64,103,150
                                                                                                       ----------------

Utilities -- (0.4%)
         Black Hills Corp.                                                                        3                 110
     *   CMS Energy Corp.                                                                    96,269           1,273,639
         Delta Natural Gas Co., Inc.                                                         27,300             702,156
     *   Dynegy, Inc.                                                                       119,900             557,535
         Empire District Electric Co.                                                        12,400             284,952
         Florida Public Utilities Co.                                                         1,800              31,860
         Maine & Maritimes Corp.                                                                400              10,700
         South Jersey Industries, Inc.                                                      441,391          25,026,870
         Southwest Gas Corp.                                                                  1,700              42,466
                                                                                                       ----------------
Total Utilities
(Cost $17,089,320)                                                                                           27,930,288
                                                                                                       ----------------

Other -- (0.0%)
     *   Big 4 Ranch, Inc.                                                                   73,300                   0
     *   Bush Industries, Inc. Escrow                                                         1,800                  42
     *   Career Blazers, Inc. Trust Units                                                     9,540                   0
     *   Celebrity, Inc. Escrow Shares                                                       26,325                   0
     *   Denali, Inc.                                                                        69,500                   0
     *   ePresence, Inc. Escrow Shares                                                      312,600              40,638
     *   Hoenig Group Escrow Shares                                                         104,700                   0
   * #   Imperial Sugar Co.                                                                 282,800                   0
     *   Medical Resources, Inc.                                                              1,619                   0
     *   Noel Group, Inc.                                                                    95,400               1,431
     *   Petrocorp, Inc. Escrow Shares                                                      102,600               6,156
     *   StorageNetworks, Inc. Escrow Shares                                                362,800               9,832
     *   Suburban Lodges of America, Inc. Escrow Shares                                     241,100                   0
   * #   Trenwick Group, Ltd.                                                               199,776                 999
   * #   Trump Entertainment Resorts, Inc.                                                      265               3,453
     *   Wireless WebConnect!, Inc.                                                           1,400                  15
                                                                                                       ----------------
Total Other
(Cost $4,824,168)                                                                                                62,566
                                                                                                       ----------------

TOTAL COMMON STOCKS
(Cost $5,394,851,395)                                                                                     6,448,131,477
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
     *   American Banknote Corp. Warrants Series 1 10/01/07                                     257                   0
     *   American Banknote Corp. Warrants Series 2 10/01/07                                     257                   0
   * #   Angeion Corp. Warrants 10/31/20                                                        315                   0
     *   Chart Industries, Inc. Warrants 09/15/10                                                 3                  76
     *   Chiquita Brands International, Inc. Warrants 03/19/09                              142,110           1,550,420
     *   CSF Holding, Inc. Litigation Rights                                                 40,500                   0
     *   Del Global Technologies Corp. Warrants 03/28/08                                     19,927              29,891
   * #   Foster Wheelers, Ltd. Warrants 09/24/07                                            927,100                   0
     *   Imperial Credit Industries, Inc. Warrants 01/31/08                                   4,082                   1
     *   Imperial Sugar Co. Warrants 08/29/08                                                 9,694               6,786
     *   Milltope Group, Inc. Contigent Value Rights                                         53,600                   0
         PMR Corp. Contingent Value Rights                                                  105,000                   0
     *   Timco Aviation Services, Inc. Warrants 02/27/07                                     25,879                   3
     *   Trico Marine Services, Inc. Warrants 03/15/08 Series B                               9,256              14,717
     *   Trico Marine Services, Inc. Warrants 03/15/10 Series A                               9,256              37,024
   * #   Trump Entertainment Resorts, Inc. Warrants 05/23/06                                 29,394                   0
     *   Virologic, Inc. Contingent Value Rights                                            784,916             137,360
                                                                                                       ----------------
Total Other
(Cost $9,788,772)                                                                                             1,776,278
                                                                                                       ----------------

Consumer Discretionary -- (0.0%)
     *   Lodgian, Inc. Class A Warrants 11/25/07                                              3,433                 120
     *   Lodgian, Inc. Class B Warrants 11/25/09                                             10,609                 212
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $0)                                                                                                           332
                                                                                                       ----------------

Consumer Staples -- (0.0%)
     *   Cruzan International, Inc. Rights 06/21/05                                          14,620                   0
                                                                                                       ----------------
(Cost $0)
TOTAL RIGHTS/WARRANTS
(Cost $9,788,772)                                                                                             1,776,610
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
BONDS -- (0.0%)
Other -- (0.0%)
     *   Del Global Technologies Corp. Subordinated Promissory Note
           6.000%, 03/28/07                                                        $             40                   0
     *   Timco Aviation Services, Inc. Jr. Subordinated Note
           8.000%, 01/02/07                                                                       6                   0
                                                                                                       ----------------
Total Other
(Cost $0)                                                                                                             0
                                                                                                       ----------------
TOTAL BONDS
(Cost $0)                                                                                                             0
                                                                                                       ----------------

TEMPORARY CASH INVESTMENTS -- (4.9%)
     ^   Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
         (Collateralized by $545,515,000 U.S. STRIPS 6.125%, 11/15/27, valued at
         $196,008,995) to be repurchased at $192,180,081 (Cost $192,164,494)                192,164         192,164,494
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $142,182,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $142,359,728) to be repurchased at $140,266,259 (Cost $140,255,000)                140,255         140,255,000
                                                                                                       ----------------
                                                                                                            332,419,494
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $332,419,494)                                                                                         332,419,494
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $5,737,059,661)                                                                                  $  6,782,327,581
                                                                                                       ================

----------
+        See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (94.8%)
Information Technology -- (19.9%)
     *   24/7 Real Media, Inc.                                                                3,180    $          9,667
     *   3Com Corp.                                                                          14,400              52,704
   * #   8X8, Inc.                                                                           19,200              37,056
     *   Access Integrated Technologies, Inc.                                                 1,000               6,300
   * #   ACE*COMM Corp.                                                                       7,500              15,900
     *   Actel Corp.                                                                         66,135             978,137
     *   ActivCard Corp.                                                                    110,943             457,085
     *   Actuate Corp.                                                                      163,700             350,318
     *   Adaptec, Inc.                                                                      286,800           1,141,464
     *   ADDvantage Technologies Group, Inc.                                                  4,200              13,146
     *   ADE Corp.                                                                           13,300             298,319
     *   Adept Technology, Inc.                                                               1,400              11,270
         Adtran, Inc.                                                                        86,129           1,892,254
     *   Advanced Digital Information Corp.                                                 162,800           1,118,436
     *   Advanced Energy Industries, Inc.                                                    88,064             840,131
   * #   Advanced Photonix, Inc.                                                              9,000              19,800
     *   Advanced Power Technology, Inc.                                                     26,695             172,183
     *   Advent Software, Inc.                                                               87,885           1,762,973
     *   Aehr Test Systems                                                                    7,100              21,442
     *   Aeroflex, Inc.                                                                     194,750           1,558,000
     *   Aetrium, Inc.                                                                        9,300              23,994
     *   Agile Software Corp.                                                               137,671             887,978
         Agilysys, Inc.                                                                      83,888           1,290,197
     *   Airspan Networks, Inc.                                                             101,300             484,214
     *   Akamai Technologies, Inc.                                                           82,588           1,159,536
         Allen Organ Co. Class B                                                                800              44,540
     *   Alliance Semiconductor Corp.                                                        94,300             158,424
     *   Allied Motion Technologies, Inc.                                                     2,900              13,862
     *   Alpha Technologies Group, Inc.                                                       7,100                 320
     *   Altiris, Inc.                                                                       72,700           1,366,760
         American Software, Inc. Class A                                                     54,205             279,698
     *   American Technical Ceramics Corp.                                                    8,000              83,520
     *   Amistar Corp.                                                                        1,600               4,832
     *   Amkor Technology, Inc.                                                             446,050           1,583,478
     *   Ampex Corp. Class A                                                                  5,925             210,338
     *   Amtech Systems, Inc.                                                                 1,900              11,381
     *   Anadigics, Inc.                                                                     82,200             134,808
     *   Analex Corp.                                                                        37,500             122,625
     *   Analysts International Corp.                                                        62,486             205,579
     *   Analytical Surveys, Inc.                                                               730               1,175
     *   Anaren, Inc.                                                                        50,100             593,184
     *   Anixter International, Inc.                                                        101,100           3,822,591

     *   Ansoft Corp.                                                                        30,839             687,710
     *   AnswerThink, Inc.                                                                  116,025             459,459
     *   Ansys, Inc.                                                                         81,888           2,730,146
     *   Anteon International Corp.                                                          97,700           4,317,363
     *   APA Enterprises, Inc.                                                               11,800              18,644
     *   Apogee Technology, Inc.                                                              5,400               6,534
     *   Applied Films Corp.                                                                 37,961           1,021,151
     *   Applied Innovation, Inc.                                                            15,100              73,537
     *   Applied Micro Circuits Corp.                                                       358,000           1,027,460
     *   Applix, Inc.                                                                        26,500             127,730
     *   Apropos Technology, Inc.                                                            46,200             118,734
     *   aQuantive, Inc.                                                                    161,325           2,482,792
   * #   Ardent Communications, Inc.                                                         12,900                  13
     *   Ariba, Inc.                                                                        164,121           1,006,062
     *   Arris Group, Inc.                                                                  236,500           2,048,090
     *   Art Technology Group, Inc.                                                         121,085             130,772
   * #   Artisoft, Inc.                                                                       2,400               3,960
     *   ASA International, Ltd.                                                                640               2,016
     *   Ask Jeeves, Inc.                                                                   129,700           3,944,177
     *   Aspect Communications Corp.                                                        156,883           1,506,077
   * #   Aspen Technology, Inc.                                                              92,664             485,559
     *   Astea International, Inc.                                                            2,900              21,431
         Astro-Med, Inc.                                                                      9,830              86,013
     *   Asyst Technologies, Inc.                                                           104,400             439,524
     *   Atari, Inc.                                                                        315,361             778,942
     *   ATMI, Inc.                                                                          84,833           2,383,807
     *   August Technology Corp.                                                             44,500             505,965
     *   Authentidate Holding Corp.                                                          89,400             262,836
     *   autobytel.com, Inc.                                                                 91,700             445,662
   * #   Avanex Corp.                                                                       349,695             353,192
   * #   Avici Systems, Inc.                                                                 33,643             150,048
     *   Avocent Corp.                                                                       62,819           1,758,932
     *   Aware, Inc.                                                                         60,459             399,029
     *   Axcelis Technologies, Inc.                                                         269,900           1,794,835
     *   Axesstel, Inc.                                                                      50,200             187,246
   * #   AXS-One, Inc.                                                                       73,700             123,816
     *   AXT, Inc.                                                                           38,700              48,762
     *   Bankrate, Inc.                                                                       7,000             127,890
     *   BearingPoint, Inc.                                                                  12,500              81,875
         BEI Technologies, Inc.                                                              40,200           1,033,542
         Bel Fuse, Inc. Class A                                                               2,600              65,754
         Bel Fuse, Inc. Class B                                                               7,650             228,735
         Belden CDT, Inc.                                                                    83,439           1,678,793
     *   Bell Industries, Inc.                                                                8,900              19,669
     *   Bell Microproducts, Inc.                                                            74,731             612,794
     *   Benchmark Electronics, Inc.                                                        111,600           3,534,372
     *   BindView Development Corp.                                                         125,800             392,496
     *   Bitstream, Inc.                                                                      8,400              23,184
         Black Box Corp.                                                                     45,300           1,557,414
     *   Blonder Tongue Laboratories, Inc.                                                    9,800              28,420
     *   Blue Coat Systems, Inc.                                                             32,886             638,317
         Bogen Communications International, Inc.                                            12,500              59,688
   * #   Bookham, Inc.                                                                       28,147              78,812
     *   Borland Software Corp.                                                             209,200           1,338,880
     *   Bottomline Technologies, Inc.                                                       46,306             628,835

     *   Brightpoint, Inc.                                                                   52,600             988,880
   * #   BroadVision, Inc.                                                                   86,077             120,508
     *   Brocade Communications Systems, Inc.                                                90,424             353,558
     *   Brooks Automation, Inc.                                                            121,539           1,832,808
     *   Brooktrout, Inc.                                                                    34,407             343,038
     *   Cabot Microelectronics Corp.                                                        66,700           2,089,711
     *   CalAmp Corp.                                                                        57,928             382,325
     *   California Micro Devices Corp.                                                      57,600             276,480
     *   Callidus Software                                                                   32,000             110,400
     *   CAM Commerce Solutions, Inc.                                                         3,000              47,220
     *   Canterbury Consulting Group, Inc.                                                    1,571                 511
     *   Captaris, Inc.                                                                      78,928             285,719
     *   Captiva Software Corp.                                                               7,660             102,797
     *   Carreker Corp.                                                                      21,871             114,823
     *   Carrier Access Corp.                                                                88,789             427,963
     *   Catalyst Semiconductor, Inc.                                                        47,440             215,378
     *   Catapult Communications Corp.                                                       38,891             547,196
     *   CCC Information Services Group, Inc.                                                57,848           1,352,486
     *   C-COR, Inc.                                                                        123,600             850,368
     *   CDC Corp.                                                                            4,282              10,705
         Celeritek, Inc.                                                                     28,400              23,288
     *   CellStar Corp.                                                                      53,118              69,053
     *   Centillium Communications, Inc.                                                    100,889             220,947
     *   Centra Software, Inc.                                                               71,644             123,228
   * #   Cenuco, Inc.                                                                        32,600             107,906
     *   CEVA, Inc.                                                                          36,896             268,603
     *   Checkpoint Systems, Inc.                                                           103,600           1,825,432
     *   Cherokee International Corp.                                                        16,842              69,221
     *   Chordiant Software, Inc.                                                           173,200             296,172
   * #   Chyron Corp.                                                                        23,000               8,050
     *   Ciber, Inc.                                                                        164,412           1,339,958
     *   Ciena Corp.                                                                         66,100             144,098
     *   Ciprico, Inc.                                                                        4,900              21,315
     *   Cirrus Logic, Inc.                                                                 220,918           1,144,355
     *   Clarus Corp.                                                                        33,800             260,260
     *   ClearOne Communications, Inc.                                                       11,000              36,740
     *   CMGI, Inc.                                                                         124,200             270,756
     *   CNET Networks, Inc.                                                                373,500           3,876,930
         Cognex Corp.                                                                       124,600           3,234,616
     *   Cognitronics Corp.                                                                   4,250              16,065
     *   Coherent, Inc.                                                                      80,078           2,628,961
         Cohu, Inc.                                                                          56,798           1,091,658
     *   Comarco, Inc.                                                                       10,200              81,498
   * #   Commerce One, Inc.                                                                  45,000               5,670
     *   CommScope, Inc.                                                                    145,500           2,461,860
         Communications Systems, Inc.                                                         8,200              82,820
     *   Competitive Technologies, Inc.                                                       6,100              66,734
     *   Computer Horizons Corp.                                                             37,400             108,460
     *   Computer Network Technology Corp.                                                   68,110             340,550
     *   Computer Task Group, Inc.                                                           37,600             131,600
     *   Comtech Telecommunications Corp.                                                    55,800           2,018,286
     *   Concord Communications, Inc.                                                        49,400             835,848
     *   Concur Technologies, Inc.                                                           86,603             830,523
     *   Concurrent Computer Corp.                                                          151,900             276,458
     *   Conexant Systems, Inc.                                                             226,933             324,514

     *   Convera Corp.                                                                       98,574             424,854
   * #   Copper Mountain Networks, Inc.                                                      16,910              15,557
     *   Corillian Corp.                                                                    100,861             324,268
     *   Cosine Communications, Inc.                                                         23,321              54,804
     *   Covansys Corp.                                                                      48,200             590,450
   * #   C-Phone Corp.                                                                        8,900                  62
     *   Cray, Inc.                                                                         229,248             334,702
     *   Credence Systems Corp.                                                             234,147           1,854,444
   * #   Critical Path, Inc.                                                                 16,400               7,708
     *   Crossroads Systems, Inc.                                                            42,369              39,827
     *   CSG Systems International, Inc.                                                    137,732           2,619,663
     *   CSP, Inc.                                                                            3,500              34,335
         CTS Corp.                                                                           95,559           1,017,703
   * #   Cyberguard Corp.                                                                    79,385             509,652
     *   Cyberoptics Corp.                                                                   22,911             294,635
     *   Cybersource Corp.                                                                   89,800             602,558
     *   Cymer, Inc.                                                                         99,886           2,837,761
     *   Cypress Semiconductor Corp.                                                        307,400           3,974,682
     *   Daktronics, Inc.                                                                    50,766           1,182,340
     *   Data I/O Corp.                                                                       7,600              22,040
     *   Data Systems & Software, Inc.                                                        7,300               8,760
     *   Datalink Corp.                                                                      13,300              32,718
     *   Dataram Corp.                                                                       21,500             125,990
     *   Datastream Systems, Inc.                                                            20,100             119,193
     *   DataTRAK International, Inc.                                                         5,200              99,840
     *   Datawatch Corp.                                                                      4,132              17,354
     *   Delphax Technologies, Inc.                                                           6,100              22,771
     *   Digi International, Inc.                                                            59,526             698,240
     *   Digimarc Corp.                                                                      43,365             221,162
     *   Digital Insight Corp.                                                               95,902           2,084,909
     *   Digital Lightwave, Inc.                                                                378                 185
     *   Digital River, Inc.                                                                 91,000           2,504,320
     *   Digital Theater Systems, Inc.                                                       37,489             640,687
     *   Digitas, Inc.                                                                      234,156           2,592,107
     *   Diodes, Inc.                                                                        12,150             403,988
     *   Dionex Corp.                                                                        56,215           2,521,243
     *   Display Technologies, Inc.                                                          11,330                   9
     *   Ditech Communications Corp.                                                         89,455             644,971
     *   DocuCorp International, Inc.                                                        29,353             196,665
     *   Document Sciences Corp.                                                             14,200              98,690
     *   Dot Hill Systems Corp.                                                             113,460             602,473
     *   DoubleClick, Inc.                                                                  326,518           2,687,243
     *   DPAC Technologies Corp.                                                             13,541               3,656
     *   DSP Group, Inc.                                                                     75,600           1,778,112
     *   DuraSwitch Industries, Inc.                                                         10,500              15,603
     *   Dynamics Research Corp.                                                             16,098             239,699
     *   E.piphany, Inc.                                                                    199,247             695,372
     *   EarthLink, Inc.                                                                    264,575           2,807,141
     *   EasyLink Services Corp.                                                              7,969               7,810
     *   Echelon Corp.                                                                      104,806             720,017
     *   eCollege.com                                                                        58,575             605,080
     *   EDGAR Online, Inc.                                                                  45,684             132,027
     *   Edgewater Technology, Inc.                                                          11,569              50,325
     *   EFJ, Inc.                                                                            9,100              64,610
     *   eFunds Corp.                                                                       128,506           2,598,391

     *   Electro Scientific Industries, Inc.                                                 68,993           1,237,734
     *   Electroglas, Inc.                                                                   56,200             193,890
     *   Electronics for Imaging, Inc.                                                      137,900           2,620,100
     *   eLoyalty Corp.                                                                       6,700              33,165
     *   Embarcadero Technologies, Inc.                                                      63,250             361,158
     *   EMCORE Corp.                                                                       121,961             484,185
     *   EMS Technologies, Inc.                                                              28,274             381,699
     *   Emulex Corp.                                                                       206,800           3,908,520
     *   En Pointe Technologies, Inc.                                                         6,500              17,875
   * #   Endwave Corp.                                                                        6,800             245,140
     *   Entegris, Inc.                                                                     191,838           1,860,829
     *   Enterrasys Networks, Inc.                                                          378,100             351,633
     *   Entrust, Inc.                                                                      162,900             666,261
     *   Epicor Software Corp.                                                              137,655           1,697,286
     *   EPIQ Systems, Inc.                                                                  46,450             759,458
     *   ePlus, Inc.                                                                         22,490             278,898
     *   Equinix, Inc.                                                                       60,920           2,321,052
     *   ESS Technology, Inc.                                                               100,400             413,648
     *   Euronet Worldwide, Inc.                                                             88,036           2,468,529
     *   Evans & Sutherland Computer Corp.                                                   10,400              53,404
     *   Evolving Systems, Inc.                                                              12,600              33,390
     *   Exar Corp.                                                                         108,108           1,556,755
     *   Excel Technology, Inc.                                                              31,372             785,869
     *   Extended Systems, Inc.                                                              11,100              37,851
     *   Extreme Networks, Inc.                                                             315,821           1,443,302
     *   Ezenia! Inc.                                                                           200                 530
     *   F5 Networks, Inc.                                                                    6,619             338,959
         Factset Research Systems, Inc.                                                     120,200           3,847,602
   * #   FalconStor Software, Inc.                                                          122,705             896,974
     *   Fargo Electronics                                                                   32,700             590,235
     *   Faro Technologies, Inc.                                                             36,260           1,008,753
     *   FEI Co.                                                                             86,558           1,802,138
     *   Filenet Corp.                                                                      107,480           2,994,393
     *   FindWhat.com                                                                        79,200             421,344
     *   Finisar Corp.                                                                      366,256             435,845
     *   Firstwave Technologies, Inc.                                                         2,600               4,485
     *   FOCUS Enhancements, Inc.                                                             3,132               2,349
     *   Forgent Networks, Inc.                                                              64,800             116,640
     *   FormFactor, Inc.                                                                    97,362           2,533,359
     *   Forrester Research, Inc.                                                            56,729             936,029
     *   Foundry Networks, Inc.                                                              78,800             728,112
         Frequency Electronics, Inc.                                                          8,300              97,110
     *   FSI International, Inc.                                                             77,900             292,904
     *   Gartner Group, Inc.                                                                231,800           2,299,456
     *   Gartner, Inc.                                                                       50,500             496,920
     *   Gateway, Inc.                                                                      164,800             570,208
     *   Genesis Microchip, Inc.                                                             79,062           1,308,476
     *   Gerber Scientific, Inc.                                                             58,000             428,040
     *   Giga-Tronics, Inc.                                                                   4,600              18,630
     *   Glenayre Technologies, Inc.                                                        139,427             446,166
   * #   Global e-Point, Inc.                                                                 3,008               9,084
     *   Global Imaging Systems, Inc.                                                        61,056           1,940,970
     *   Globecomm Systems, Inc.                                                             16,500              91,740
   * #   Glowpoint, Inc.                                                                     58,350              77,606
     *   GoRemote Internet Communications, Inc.                                              74,000             115,440

     *   GTSI Corp.                                                                          22,020             180,124
     *   Halifax Corp.                                                                        1,000               3,860
     *   Harmonic, Inc.                                                                     187,846           1,170,281
     *   Hauppauge Digital, Inc.                                                              8,800              33,880
     *   HEI, Inc.                                                                            7,600              23,184
         Helix Technology Corp.                                                              67,924             856,522
     *   HI/FN, Inc.                                                                         19,600             130,144
     *   HomeStore, Inc.                                                                    292,445             611,210
     *   Hutchinson Technology, Inc.                                                         65,400           2,705,598
     *   Hypercom Corp.                                                                     135,100             857,885
   * #   HyperFeed Technologies, Inc.                                                         1,450               2,683
     *   Hyperion Solutions Corp.                                                            48,824           2,154,603
   * #   Ibis Technology Corp.                                                               27,000              34,020
     *   iCAD, Inc.                                                                           3,600              12,780
     *   Identix, Inc.                                                                      253,512           1,391,781
     *   iGATE Capital Corp.                                                                134,823             589,177
   * #   ImageWare Systems, Inc.                                                              6,900              22,977
     *   I-many, Inc.                                                                        47,700              75,366
         Imation Corp.                                                                       87,700           3,311,552
     *   Immersion Corp.                                                                     61,500             360,390
     *   Indus International, Inc.                                                           34,900              78,525
   * #   Infocrossing, Inc.                                                                  52,491             575,301
     *   InFocus Corp.                                                                      102,689             427,186
     *   Informatica Corp.                                                                  226,800           1,945,944
     *   Information Architects Corp.                                                         1,080                 167
         Inforte Corp.                                                                       28,500              97,755
     *   InfoSpace, Inc.                                                                     86,146           2,922,072
         infoUSA, Inc.                                                                      138,305           1,670,724
     *   Innodata Isogen, Inc.                                                               58,300             174,317
     *   Innovex, Inc.                                                                       49,800             168,324
     *   Insightful Corp.                                                                     6,300              20,790
     *   InsWeb Corp.                                                                         1,633               4,572
         Integral Systems, Inc.                                                               9,200             200,100
     *   Integral Vision, Inc.                                                                2,200               3,520
     *   Integrated Circuit Systems, Inc.                                                    85,408           1,809,796
     *   Integrated Device Technology, Inc.                                                 273,313           3,342,618
     *   Integrated Silicon Solution, Inc.                                                   94,694             620,246
   * #   Intelli-Check, Inc.                                                                 28,000             154,280
     *   Intellidata Technologies Corp.                                                      45,578              15,497
     *   Intelligent Systems Corp.                                                            4,500               9,360
     *   Intelligroup, Inc.                                                                  31,400              37,052
   * #   Intellisync Corp.                                                                  155,850             416,120
     *   Interactive Intelligence, Inc.                                                      41,441             202,232
     *   Interdigital Communications Corp.                                                  143,000           2,639,780
     *   Intergraph Corp.                                                                    87,400           2,743,486
     *   Interland, Inc.                                                                     41,810              79,439
     *   Interlink Electronics, Inc.                                                         35,600             190,104
   * #   Intermix Media, Inc.                                                                83,200             493,376
     *   International Microcomputer Software, Inc.                                           5,100               5,967
     *   Internet Commerce Corp.                                                              4,000               6,480
     *   Internet Security Systems, Inc.                                                    131,851           2,927,092
     *   Interphase Corp.                                                                     5,400              38,070
         Inter-Tel, Inc.                                                                     69,300           1,422,729
     *   Intervoice, Inc.                                                                    95,818             858,529
     *   Interwoven, Inc.                                                                   105,307             838,244

     *   Intest Corp.                                                                         8,600              30,865
     *   Intevac, Inc.                                                                       36,201             376,852
     *   Intrado, Inc.                                                                       44,810             573,120
     *   Intraware, Inc.                                                                      4,500               1,755
     *   IntriCon Corp.                                                                       4,750               9,025
   * #   Intrusion, Inc.                                                                      4,050              11,421
     *   Iomega Corp.                                                                       138,195             427,023
     *   iPass, Inc.                                                                         77,300             476,941
   * #   IPIX Corp.                                                                           4,350              11,615
     *   I-Sector Corp.                                                                      10,400              84,656
   * #   Island Pacific, Inc.                                                                73,700              13,266
     *   Iteris, Inc.                                                                         6,520              17,148
     *   Itron, Inc.                                                                         55,000           2,261,050
     *   iVillage, Inc.                                                                     188,922           1,139,200
     *   Ixia                                                                               162,447           2,987,400
     *   IXYS Corp.                                                                          86,424           1,195,244
     *   j2 Global Communication, Inc.                                                       65,732           2,305,879
     *   Jaco Electronics, Inc.                                                               5,659              17,771
     *   JDA Software Group, Inc.                                                            75,012             969,155
     *   JMAR Industries, Inc.                                                               23,700              29,862
     *   Jupitermedia Corp.                                                                  87,569           1,598,134
     *   Keane, Inc.                                                                        161,264           2,164,163
         Keithley Instruments, Inc.                                                          36,900             543,537
     *   Kemet Corp.                                                                        225,023           1,575,161
     *   Key Tronic Corp.                                                                     8,600              31,648
     *   Keynote Systems, Inc.                                                               18,600             215,760
     *   Kintera, Inc.                                                                       14,476              44,731
     *   Komag, Inc.                                                                         72,609           2,094,770
     *   Kopin Corp.                                                                        181,991             700,665
     *   Kronos, Inc.                                                                        69,500           3,138,620
     *   Kulicke & Soffa Industries, Inc.                                                   133,634             776,414
         Landauer, Inc.                                                                      23,300           1,138,205
     *   Lantronix, Inc.                                                                     15,000              20,550
   * #   LaserCard Corp.                                                                     29,724             178,344
     *   Lattice Semiconductor Corp.                                                        285,451           1,204,603
     *   Lawson Software, Inc.                                                              257,608           1,525,039
     *   LeCroy Corp.                                                                        31,613             520,350
   * #   Level 8 Systems, Inc.                                                                3,729                 216
   * #   Lexar Media, Inc.                                                                  205,597           1,032,097
         Liberate Technologies, Inc.                                                        106,300              32,953
     *   Lightbridge, Inc.                                                                   68,876             432,541
     *   Lightning Rod Software, Inc.                                                           580                 539
     *   LightPath Technologies, Inc.                                                         1,850               4,810
     *   Lionbridge Technologies, Inc.                                                      121,646             605,797
     *   Littlefuse, Inc.                                                                    58,600           1,762,688
     *   Logic Devices, Inc.                                                                  6,700               8,978
     *   LogicVision, Inc.                                                                   53,741              96,734
     *   Logility, Inc.                                                                      13,200              59,400
     *   LoJack Corp.                                                                        42,400             624,976
         Lowrance Electronics, Inc.                                                           6,692             138,859
     *   LTX Corp.                                                                          158,700             760,173
     *   Macrovision Corp.                                                                  129,293           2,716,446
     *   Magma Design Automation, Inc.                                                       91,283             727,526
     *   MAI Systems Corp.                                                                      500                  30
     *   Management Network Group, Inc.                                                      57,200             134,420

     *   Manatron, Inc.                                                                       1,102              10,436
     *   Manchester Technologies, Inc.                                                        8,000              50,160
     *   Manhattan Associates, Inc.                                                          77,494           1,645,973
     *   Manugistic Group, Inc.                                                             190,000             342,000
     *   Mapinfo Corp.                                                                       52,999             660,368
   * #   Marchex, Inc. Class B                                                                4,759              71,004
     *   MatrixOne, Inc.                                                                    134,044             612,581
     *   Mattson Technology, Inc.                                                           133,745           1,045,886
         Maximus, Inc.                                                                       55,400           1,899,666
     *   Maxtor Corp.                                                                       502,000           2,755,980
     *   Maxwell Technologies, Inc.                                                          38,460             395,369
     *   McDATA Corp.                                                                       204,501             779,149
     *   MDI, Inc.                                                                           14,000               7,140
     *   Measurement Specialties, Inc.                                                       12,900             250,260
     *   Mechanical Technology, Inc.                                                          6,200              22,134
     *   MedQuist, Inc.                                                                      64,700             841,747
     *   Mentor Graphics Corp.                                                              202,927           2,086,090
     *   Merix Corp.                                                                         49,513             358,969
     *   MetaSolv, Inc.                                                                     105,579             218,549
         Methode Electronics, Inc.                                                           34,100             407,154
     *   Metrologic Instruments, Inc.                                                        56,200             778,932
     *   Micrel, Inc.                                                                       234,173           2,716,407
     *   Micro Linear Corp.                                                                  31,616             184,954
     *   Micromuse, Inc.                                                                    117,493             737,856
     *   Micros Systems, Inc.                                                                98,104           4,412,718
     *   Microsemi Corp.                                                                    158,838           3,276,828
     *   MicroStrategy, Inc.                                                                 33,400           1,860,380
     *   Microtune, Inc.                                                                    147,547             652,158
   * #   Midway Games, Inc.                                                                 224,900           1,990,365
     *   Mindspeed Technologies, Inc.                                                       262,730             375,704
     *   MIPS Technologies, Inc.                                                            109,400             943,028
     *   Mitek Systems, Inc.                                                                  5,800               3,654
     *   MKS Instruments, Inc.                                                              138,807           2,318,077
     *   Mobility Electronics, Inc.                                                          73,840             649,792
     *   Mobius Management Systems, Inc.                                                     17,100             105,507
         Mocon, Inc.                                                                          5,500              52,250
     *   Moldflow Corp.                                                                      27,256             359,779
     *   Monolithic System Technology, Inc.                                                  49,133             273,671
     *   Motive, Inc.                                                                        26,900             233,761
     *   MPS Group, Inc.                                                                    269,200           2,525,096
     *   MRO Software, Inc.                                                                  65,222             978,330
     *   MRV Communications, Inc.                                                           270,781             500,945
   * #   MSC.Software Corp.                                                                  63,900             657,212
     *   MSGI Security Solutions, Inc.                                                          942               6,830
   * #   MTI Technology Corp.                                                                 1,300               2,132
     *   MTM Technologies, Inc.                                                               4,900              19,453
         MTS Systems Corp.                                                                   51,887           1,655,714
     *   Mykrolis Corp.                                                                     108,700           1,466,363
   * #   Nanometrics, Inc.                                                                   45,794             516,556
     *   Napco Security Systems, Inc.                                                         5,160              47,627
     *   Napster, Inc.                                                                        1,629               6,907
     *   Neoforma, Inc.                                                                      52,714             361,091
     *   NeoMagic Corp.                                                                      46,677              17,270
     *   NEON Systems, Inc.                                                                   8,600              26,660
     *   Neoware Systems, Inc.                                                               42,000             425,040

     *   Net Perceptions, Inc.                                                               22,600              18,306
     *   Net2Phone, Inc.                                                                    115,300             184,480
     *   NETGEAR, Inc.                                                                       43,093             847,639
     *   Netguru, Inc.                                                                       17,200              17,888
     *   NetIQ Corp.                                                                        141,587           1,563,120
     *   NetManage, Inc.                                                                     10,442              66,307
     *   Netopia, Inc.                                                                       43,200             144,504
     *   NetRatings, Inc.                                                                    91,131           1,241,204
     *   Netscout System, Inc.                                                               78,950             486,332
     *   Network Engines, Inc.                                                               78,500             133,450
     *   Network Equipment Technologies, Inc.                                                64,900             362,791
     *   Newport Corp.                                                                      111,718           1,569,638
     *   NIC, Inc.                                                                          186,278             817,760
     *   Niku Corp.                                                                          36,000             541,440
     *   NMS Communications Corp.                                                           142,200             462,150
     *   Novatel Wireless, Inc.                                                              75,202             937,769
     *   Nu Horizons Electronics Corp.                                                       43,900             258,132
     *   Nuance Communications, Inc.                                                         66,500             313,215
     *   NumereX Corp. Class A                                                               10,800              51,948
     *   NYFIX, Inc.                                                                         81,014             409,121
     *   O.I. Corp.                                                                           2,700              32,063
   * #   OmniVision Technologies, Inc.                                                      147,200           2,328,704
   * #   Omtool, Ltd.                                                                         3,570              20,885
     *   ON Semiconductor Corp.                                                             648,860           2,919,870
     *   Online Resources Corp.                                                              50,800             494,792
     *   ONYX Software Corp.                                                                 38,850             130,148
     *   Open Solutions, Inc.                                                                 5,200              92,300
     *   Opent Technologies, Inc.                                                            51,832             419,321
     *   OpenTV Corp.                                                                        39,946             111,449
     *   Openwave Systems, Inc.                                                             176,422           2,743,362
     *   Oplink Communications, Inc.                                                         53,100              79,119
     *   Opsware, Inc.                                                                      246,692           1,226,059
     *   OPTi, Inc.                                                                          11,600              19,488
     *   Optical Cable Corp.                                                                 13,300              59,318
     *   Optical Communication Products, Inc.                                                77,950             139,531
     *   OSI Systems, Inc.                                                                   42,200             628,780
     *   Overland Storage, Inc.                                                              36,275             351,505
     *   OYO Geospace Corp.                                                                  10,600             173,437
     *   Packeteer, Inc.                                                                     87,600           1,039,812
   * #   PalmOne, Inc.                                                                      126,792           3,603,429
     *   PalmSource, Inc.                                                                    38,881             389,976
     *   Panavision, Inc.                                                                     3,600              19,800
     *   PAR Technology Corp.                                                                 7,800             223,470
     *   Paradyne Networks Corp.                                                            111,455             219,566
     *   Parametric Technology Corp.                                                        515,069           3,100,715
         Park Electrochemical Corp.                                                          50,950           1,182,040
   * #   Parkervision, Inc.                                                                  46,081             207,365
     *   Parlex Corp.                                                                        13,800              81,420
   * #   Path 1 Network Technologies, Inc.                                                   17,600              70,400
     *   Paxar Corp.                                                                        103,100           1,816,622
     *   PC Connection, Inc.                                                                 63,650             325,252
     *   PC-Tel, Inc.                                                                        53,900             394,009
     *   PDF Solutions, Inc.                                                                 66,393             779,454
     *   PEC Solutions, Inc.                                                                 71,717           1,112,331
     *   Peerless Systems Corp.                                                              24,300              87,966

     *   Pegasus Solutions, Inc.                                                             55,957             602,097
     *   Pegasystems, Inc.                                                                   91,238             544,691
     *   Pemstar, Inc.                                                                       73,200              86,376
     *   Perceptron, Inc.                                                                    22,768             148,675
     *   Performance Technologies, Inc.                                                      33,200             223,436
     *   Pericom Semiconductor Corp.                                                         68,736             550,575
     *   Pervasive Software, Inc.                                                            56,639             262,239
     *   Pfsweb, Inc.                                                                             9                  19
     *   Phoenix Technologies, Ltd.                                                          64,336             522,408
     *   Photon Dynamics, Inc.                                                               44,000             849,640
     *   Photronics, Inc.                                                                    84,600           1,948,338
     *   Pinnacle Systems, Inc.                                                             170,500           1,007,655
     *   Pixelworks, Inc.                                                                    51,000             437,070
     *   Planar Systems, Inc.                                                                37,400             300,696
     *   PLATO Learning, Inc.                                                                58,366             445,916
     *   Plexus Corp.                                                                       110,200           1,515,250
     *   Plumtree Software, Inc.                                                              1,504               6,918
     *   PLX Technology, Inc.                                                                69,038             526,070
     *   PMC-Sierra, Inc.                                                                     7,800              68,406
     *   Porta Systems Corp.                                                                    300                  45
     *   Portal Software, Inc.                                                               98,020             193,099
     *   Power Intergrations, Inc.                                                           80,700           1,922,274
     *   PowerCerv Corp.                                                                      1,755                 983
     *   Powerwave Technologies, Inc.                                                       263,145           2,402,514
     *   Presstek, Inc.                                                                      90,598             773,707
         Printronix, Inc.                                                                     5,800              92,104
     *   Private Business, Inc.                                                                 945               1,531
     *   Procom Technology, Inc.                                                              5,400               8,640
         Programmers Paradise, Inc.                                                           5,200              53,404
     *   Progress Software Corp.                                                             95,000           2,771,150
     *   Proxim Corp.                                                                         6,726               2,152
         QAD, Inc.                                                                           87,759             616,068
         Quality Systems, Inc.                                                               34,009           2,044,961
     *   Qualstar Corp.                                                                       5,500              20,625
     *   Quantum Corp.                                                                      262,800             683,280
     *   Quest Software, Inc.                                                               251,077           3,320,493
     *   QuickLogic Corp.                                                                    68,600             299,782
   * #   Quokka Sports, Inc.                                                                  1,128                   8
     *   Quovadx, Inc.                                                                       62,047             168,768
     *   Radiant Systems, Inc.                                                               74,944             783,914
     *   RadiSys Corp.                                                                       50,862             822,439
     *   Radyne ComStream, Inc.                                                               9,500              81,415
     *   Raindance Communictions, Inc.                                                       97,696             200,277
     *   Rambus, Inc.                                                                        36,020             552,187
     *   Ramtron International Corp.                                                         58,000             158,334
     *   RealNetworks, Inc.                                                                 444,519           2,271,492
     *   Redback Networks, Inc.                                                             139,033             792,488
     *   Register.com, Inc.                                                                  44,100             275,625
     *   Reliability, Inc.                                                                    2,100                 420
     *   Relm Wireless Corp.                                                                  7,600              17,860
     *   REMEC, Inc.                                                                         72,006             450,042
     *   Remote Dynamics, Inc.                                                                  276                 428
         Renaissance Learning, Inc.                                                          80,215           1,585,851
     *   Research Frontiers, Inc.                                                               700               3,052
     *   RF Micro Devices, Inc.                                                             487,555           2,267,131

     *   RF Monolithics, Inc.                                                                19,600             123,480
         Richardson Electronics, Ltd.                                                        40,925             364,233
     *   Rimage Corp.                                                                         8,600             181,890
     *   Robotic Vision Systems, Inc.                                                         3,480                 111
     *   Rofin-Sinar Technologies, Inc.                                                      39,177           1,265,417
     *   Rogers Corp.                                                                        43,600           1,804,604
     *   RSA Security, Inc.                                                                 180,844           2,224,381
     *   Rudolph Technologies, Inc.                                                          43,700             630,154
     *   S1 Corp.                                                                           191,706             858,843
     *   Saba Software, Inc.                                                                 29,577             120,083
     *   Safeguard Scientifics, Inc.                                                        208,000             205,920
     *   SafeNet, Inc.                                                                       62,104           1,951,308
     *   Sapient Corp.                                                                      323,394           2,716,510
     *   SatCon Technology Corp.                                                             52,200              71,514
     *   SBE, Inc.                                                                            3,500               7,595
     *   SBS Technologies, Inc.                                                              40,530             393,546
     *   ScanSoft, Inc.                                                                     270,653           1,098,851
     *   ScanSource, Inc.                                                                    32,800           1,610,152
     *   Schmitt Industries, Inc.                                                             2,466              22,934
     *   Scientific Learning Corp.                                                            4,400              26,268
     *   Scientific Technologies, Inc.                                                        6,700              21,172
     *   SCM Microsystems, Inc.                                                              40,063             118,987
     *   Seachange International, Inc.                                                       73,000             576,700
     *   Secure Computing Corp.                                                              64,074             718,910
     *   SeeBeyond Technology Corp.                                                         222,875             664,168
     *   SEEC, Inc.                                                                             100                  20
     *   Segue Software, Inc.                                                                 9,500              47,500
     *   Selectica, Inc.                                                                     78,760             249,669
     *   Semitool, Inc.                                                                      74,660             654,768
     *   Semtech Corp.                                                                      192,557           3,512,240
     *   SEMX Corp.                                                                             300                  18
     *   Serena Software, Inc.                                                              110,890           2,170,117
   * #   ServiceWare Technologies, Inc.                                                         290               1,015
     *   SI International, Inc.                                                               3,000              85,050
   * #   Sigma Designs, Inc.                                                                 54,500             430,550
     *   Sigmatron International, Inc.                                                        2,200              23,430
   * #   Silicon Graphics, Inc.                                                             348,800             282,528
     *   Silicon Image, Inc.                                                                203,105           2,384,453
     *   Silicon Laboratories, Inc.                                                          20,700             574,011
     *   Silicon Storage Technology, Inc.                                                   221,300             761,272
     *   SimpleTech, Inc.                                                                   119,515             418,303
     *   Sipex Corp.                                                                         83,446             137,686
     *   Sirenza Microdevices, Inc.                                                          90,840             292,505
     *   Skyworks Solutions, Inc.                                                           387,593           2,453,464
     *   SM&A                                                                                52,600             460,776
     *   Smith Micro Software, Inc.                                                          21,400              92,448
     *   Somera Communications, Inc.                                                         59,150              82,219
   * #   Sonic Foundry, Inc.                                                                 42,300              54,144
     *   Sonic Solutions, Inc.                                                               63,100             964,168
     *   SonicWALL, Inc.                                                                    185,800           1,148,244
     *   Sonus Networks, Inc.                                                                54,057             240,554
         SpectraLink Corp.                                                                   61,200             705,024
     *   Spectrum Control, Inc.                                                              13,000              92,040
     *   SPSS, Inc.                                                                          27,637             483,095
     *   SRA International, Inc.                                                             67,200           2,281,440

     *   SRS Labs, Inc.                                                                      38,045             213,398
         SS&C Technologies, Inc.                                                             59,335           1,774,117
     *   Staktek Holdings, Inc.                                                              26,861              73,599
     *   Standard Microsystems Corp.                                                         47,672             775,147
         StarTek, Inc.                                                                       36,200             504,990
   * #   STATS ChipPAC, Ltd.                                                                127,537             920,817
     *   SteelCloud, Inc.                                                                    12,100              28,314
     *   Stellent, Inc.                                                                      70,600             534,442
     *   Stratasys, Inc.                                                                     27,000             873,720
     *   Stratex Networks, Inc.                                                             187,728             328,524
     *   Stratos International, Inc.                                                         34,736             149,712
     *   SumTotal Systems, Inc.                                                              45,217             189,459
     *   Sunair Electronics, Inc.                                                             3,000              27,630
         Sunrise Telecom, Inc.                                                               19,500              31,200
     *   Suntron Corp.                                                                        5,265               6,897
     *   Supertex, Inc.                                                                      34,000             591,260
     *   SupportSoft, Inc.                                                                  110,900             574,462
     *   Sybase, Inc.                                                                       190,100           3,878,040
     *   Sycamore Networks, Inc.                                                            432,488           1,461,809
     *   Sykes Enterprises, Inc.                                                            101,607             841,306
     *   Symmetricom, Inc.                                                                  119,867           1,352,100
     *   Synaptics, Inc.                                                                     68,320           1,313,794
     *   SYNNEX Corp.                                                                           200               3,164
     *   Synplicity, Inc.                                                                    65,575             400,008
         Syntel, Inc.                                                                       104,807           1,641,278
     *   Taitron Components, Inc.                                                             5,000               8,750
     *   Take-Two Interactive Software, Inc.                                                 61,350           1,580,376
         TALX Corp.                                                                          53,957           1,506,479
     *   Technical Communications Corp.                                                         400               1,220
         Technitrol, Inc.                                                                   104,400           1,370,772
     *   Technology Solutions Corp.                                                          25,265              13,138
     *   TechTeam Global, Inc.                                                               20,000             280,000
     *   Tegal Corp.                                                                          5,000               5,300
     *   Tekelec                                                                            166,600           2,267,426
     *   TeleCommunication Systems, Inc.                                                     79,900             205,343
   * #   Telkonet, Inc.                                                                     114,600             481,320
     *   Telular Corp.                                                                       34,600             134,940
     *   Terayon Communication Systems, Inc.                                                193,900             614,663
     *   Tessco Technologies, Inc.                                                            4,500              57,330
     *   Tessera Technologies, Inc.                                                           7,600             223,744
     *   Therma-Wave, Inc.                                                                   91,190             142,256
     *   TheStreet.com, Inc.                                                                 64,125             198,788
     *   THQ, Inc.                                                                          102,034           2,845,728
     *   Three-Five Systems, Inc.                                                            48,799              32,695
     *   Tier Technologies, Inc. Class B                                                     58,200             514,488
     *   TII Network Technologies, Inc.                                                      11,260              16,440
     *   Titan Corp.                                                                        203,300           4,472,600
     *   Tollgrade Communications, Inc.                                                      33,491             253,862
     *   Track Data Corp.                                                                     3,218               7,080
     *   Transact Technologies, Inc.                                                          8,550              84,047
     *   Transaction Systems Architects, Inc.                                               102,739           2,340,394
     *   Transcat, Inc.                                                                       6,100              28,243
     *   Trans-Industries, Inc.                                                               1,400                 868
     *   Transmeta Corp.                                                                     19,100              15,471
   * #   Transwitch Corp.                                                                    40,600              79,982

     *   Trident Microsystems, Inc.                                                          60,300           1,277,154
     *   Trio-Tech International                                                                400               1,490
     *   Tripath Technology, Inc.                                                            11,641               9,080
     *   Triquint Semiconductor, Inc.                                                       332,294           1,126,477
         Troy Group, Inc.                                                                    13,800              35,880
         TSR, Inc.                                                                            4,400              25,758
     *   TTM Technologies, Inc.                                                             106,300             844,022
     *   Tumbleweed Communications Corp.                                                    124,795             274,549
     *   Tut Systems, Inc.                                                                   65,500             197,810
     *   Tyler Technologies, Inc.                                                           107,300             698,523
     *   Ulticom, Inc.                                                                      112,030           1,030,676
     *   Ultimate Software Group, Inc.                                                       57,701             918,600
     *   Ultradata Systems, Inc.                                                                800                 208
     *   Ultratech, Inc.                                                                     61,900           1,085,107
         United Online, Inc.                                                                157,003           2,031,619
     *   Universal Display Corp.                                                             72,548             681,951
     *   Unova, Inc.                                                                        159,300           3,278,394
   * #   USDATA Corp.                                                                         2,820                 197
     *   VA Software Corp.                                                                  141,800             239,642
     *   ValueClick, Inc.                                                                   210,900           2,260,848
     *   Varian Semiconductor Equipment Associates, Inc.                                     95,000           3,855,100
     *   Veeco Instruments, Inc.                                                             76,100           1,146,827
     *   VendingData Corp.                                                                    2,100               3,990
   * #   Verilink Corp.                                                                      59,058              93,902
     *   Verint Systems, Inc.                                                                65,594           2,295,790
     *   Verity, Inc.                                                                       101,600             866,648
     *   Versant Corp.                                                                        1,974                 809
     *   Verso Technologies, Inc.                                                            14,119               3,671
     *   Viasat, Inc.                                                                        69,791           1,416,059
     *   Vicon Industries, Inc.                                                               4,600              13,570
         Video Display Corp.                                                                  7,200              92,880
     *   Viewpoint Corp.                                                                    140,816             204,183
     *   Vignette Corp.                                                                     407,600             472,816
   * #   Viisage Technology, Inc.                                                           123,095             526,847
     *   Virage Logic Corp.                                                                  57,327             632,890
     *   Vishay Intertechnology, Inc.                                                       205,681           2,653,285
     *   Visual Networks, Inc.                                                               31,900              41,151
   * #   Vitech America, Inc.                                                                14,850                  10
     *   Vitesse Semiconductor, Inc.                                                        377,146             942,865
     *   Vitria Technology, Inc.                                                             86,842             277,894
     *   Vodavi Technology, Inc.                                                              4,300              23,822
     *   Vyyo, Inc.                                                                          38,700             239,166
     *   WatchGuard Technologies, Inc.                                                       84,180             305,573
     *   Webb Interactive Services, Inc.                                                      1,400                 154
     *   WebEx Communications, Inc.                                                         117,680           3,160,885
     *   webMethods, Inc.                                                                   116,402             585,502
     *   Websense, Inc.                                                                      61,700           3,313,907
     *   WebSideStory, Inc.                                                                  16,300             186,635
     *   Westell Technologies, Inc.                                                         139,819             837,516
     *   White Electronics Designs Corp.                                                     62,123             309,994
     *   Wind River Systems, Inc.                                                           215,683           3,535,044
         Wireless Telecom Group, Inc.                                                        43,600             110,308
     *   Witness Systems, Inc.                                                               69,700           1,211,386
     *   WJ Communications, Inc.                                                            148,728             298,943
         Woodhead Industries, Inc.                                                           30,557             392,046

   * #   WorldGate Communications, Inc.                                                       6,500              32,897
         X-Rite, Inc.                                                                        54,263             600,149
     *   Zhone Technologies, Inc.                                                           210,262             569,810
   * #   Zix Corp.                                                                           82,926             272,827
     *   Zomax, Inc.                                                                         70,500             193,875
     *   Zones, Inc.                                                                         13,500              49,950
     *   Zoran Corp.                                                                        107,235           1,323,280
     *   Zygo Corp.                                                                          46,700             452,056
                                                                                                       ----------------
Total Information Technology
(Cost $570,506,769)                                                                                         520,498,833
                                                                                                       ----------------

Consumer Discretionary -- (16.9%)
     *   1-800 CONTACTS, Inc.                                                                33,678             658,068
     *   1-800-FLOWERS.COM, Inc.                                                             75,920             562,567
     *   4Kids Entertainment, Inc.                                                           34,700             659,300
     *   99 Cents Only Stores                                                               180,700           2,190,084
     *   A.C. Moore Arts & Crafts, Inc.                                                      52,900           1,574,304
         Aaron Rents, Inc.                                                                  107,500           2,430,575
         Aaron Rents, Inc. Class A                                                            8,550             172,881
     *   Acme Communications, Inc.                                                           43,100             170,676
         Acme United Corp.                                                                    3,400              57,868
     *   ACT Teleconferencing, Inc.                                                           8,913               5,259
         Action Performance Companies, Inc.                                                  50,200             467,362
     *   Advanced Marketing Services, Inc.                                                   48,550             197,841
         Advo, Inc.                                                                          80,450           2,497,972
     *   Aeropostale, Inc.                                                                   92,850           2,530,162
     *   AFC Enterprises, Inc.                                                               39,800           1,014,900
     *   Aftermarket Technology Corp.                                                        54,350             833,729
     *   Alderwoods Group, Inc.                                                               8,800             121,880
         Aldila, Inc.                                                                         5,733             133,235
     *   All American Semiconductor, Inc.                                                     4,000              19,160
     *   Alliance Gaming Corp.                                                              137,960           1,792,100
     *   Alloy, Inc.                                                                         71,200             365,968
         Ambassadors Group, Inc.                                                              9,800             354,270
     *   Amcast Industrial Corp.                                                              8,400                 164
         American Axle & Manufacturing Holdings, Inc.                                       127,700           2,643,390
     *   American Biltrite, Inc.                                                              3,400              31,960
         American Greetings Corp. Class A                                                    82,300           2,138,154
     *   America's Car-Mart, Inc.                                                            29,400             629,160
         Ameristar Casinos, Inc.                                                             73,236           3,759,936
     *   AMS Health Sciences, Inc.                                                           10,600              18,974
         Andersons, Inc.                                                                      8,200             268,960
     *   Applica, Inc.                                                                       55,400             158,444
     *   Arbitron, Inc.                                                                       9,400             379,196
         Arctic Cat, Inc.                                                                    35,530             767,448
     *   Argosy Gaming Corp.                                                                 64,800           3,004,776
         Ark Restaurants Corp.                                                                2,700              73,332
     *   Arlington Hospitality, Inc.                                                          4,900               6,125
         ArvinMeritor, Inc.                                                                     800              11,520
     *   Asbury Automotive Group, Inc.                                                      169,700           2,494,590
     *   Ashworth, Inc.                                                                      36,871             353,962
     *   Audiovox Corp. Class A                                                              52,000             760,760
   * #   Avatar Holdings, Inc.                                                                8,700             416,730
     *   Aztar Corp.                                                                         93,500           2,986,390
     *   Ballantyne of Omaha, Inc.                                                           11,900              51,765

   * #   Bally Total Fitness Holding Corp.                                                   88,600             269,344
         Bandag, Inc.                                                                        23,100           1,069,068
         Bandag, Inc. Class A                                                                 9,600             400,800
     *   Barry (R.G.) Corp.                                                                   9,500              42,750
         Bassett Furniture Industries, Inc.                                                  30,904             603,555
     *   Beasley Broadcast Group, Inc.                                                       19,233             309,267
     *   Benihana, Inc.                                                                       1,000              14,600
     *   Benihana, Inc. Class A                                                                 150               2,218
     *   Big Dog Holdings, Inc.                                                               1,500              10,155
     *   Big Lots, Inc.                                                                     292,600           3,704,316
     *   BJ's Restaurants, Inc.                                                              50,992             938,253
         Blair Corp.                                                                         21,300             831,765
     #   Blockbuster, Inc. Class A                                                          113,400           1,035,342
     *   Blount International, Inc.                                                         117,300           2,071,518
     *   Bluegreen Corp.                                                                     78,865           1,329,664
         Blyth, Inc.                                                                        107,400           3,043,716
         Bob Evans Farms, Inc.                                                               92,038           2,153,689
     *   Bombay Co., Inc.                                                                    98,800             526,604
     *   Bontex, Inc.                                                                           200                  12
         Bon-Ton Stores, Inc.                                                                35,014             632,703
         Books-A-Million, Inc.                                                               18,300             154,086
         Boston Acoustics, Inc.                                                               4,600              68,356
     *   Boyds Collection, Ltd.                                                             152,817             334,669
     *   Bright Horizons Family Solutions, Inc.                                              13,200             488,532
   * #   Brillian Corp.                                                                      10,369              32,351
     *   Broadview Media, Inc.                                                                  200                 800
     *   Brookstone, Inc.                                                                    54,892           1,105,525
         Brown Shoe Company, Inc.                                                            47,000           1,649,700
     *   Buca, Inc.                                                                          52,486             267,679
         Buckle, Inc.                                                                        30,000           1,183,800
         Building Materials Holding Corp.                                                    37,421           2,321,225
     *   Bull Run Corp.                                                                       3,100               2,232
         Burlington Coat Factory Warehouse Corp.                                            117,549           3,896,749
     *   CabelTel International Corp.                                                           674               3,404
     *   Cache, Inc.                                                                         40,655             531,767
         Cadmus Communications Corp.                                                          8,900             141,510
     *   California Coastal Communities, Inc.                                                10,000             295,900
     *   California Pizza Kitchen, Inc.                                                      51,312           1,231,488
         Callaway Golf Co.                                                                  198,300           2,318,127
     *   Calloway's Nursery, Inc.                                                             1,200                 246
     *   Candie's, Inc.                                                                      75,295             399,816
     *   Candlewood Hotel Co., Inc.                                                           1,500                  90
     *   Capital Pacific Holdings, Inc.                                                      14,500              59,740
         Carmike Cinemas, Inc.                                                               32,228           1,054,178
     *   Carriage Services, Inc.                                                             46,200             271,656
     *   Carter's, Inc.                                                                       6,300             293,895
     *   Casual Male Retail Group, Inc.                                                      88,908             626,801
     *   Catalina Lighting, Inc.                                                              1,760              14,520
         Catalina Marketing Corp.                                                           136,000           3,264,000
         Cato Corp. Class A                                                                  54,700           1,578,642
     *   Cavalier Homes, Inc.                                                                46,760             170,674
     *   Cavco Industries, Inc.                                                               7,704             207,315
     *   CD Warehouse, Inc.                                                                   3,300                  11
     *   CEC Entertainment, Inc.                                                             94,450           3,829,947
     *   Champion Enterprises, Inc.                                                         195,900           1,906,107

     *   Championship Auto Racing Teams, Inc.                                                 8,900               1,468
     *   Champps Entertainment, Inc.                                                         32,640             262,752
     *   Charles and Colvard, Ltd.                                                           36,308             734,148
     *   Charlotte Russe Holding, Inc.                                                       56,200             671,590
     *   Charming Shoppes, Inc.                                                             312,168           2,818,877
   * #   Charter Communications, Inc.                                                       482,485             550,033
     *   Chaus (Bernard), Inc.                                                                1,300               1,066
     *   Checkers Drive-In Restaurants, Inc.                                                 29,107             418,850
         Cherokee, Inc.                                                                       8,100             286,092
         Christopher & Banks Corp.                                                           96,413           1,764,358
     *   Chromcraft Revington, Inc.                                                           6,000              72,000
         Churchill Downs, Inc.                                                               14,400             620,064
         CKE Restaurants, Inc.                                                              150,100           2,476,650
         Coachmen Industries, Inc.                                                           42,400             519,400
         Coast Distribution System, Inc.                                                      5,600              25,424
     *   Coastcast Corp.                                                                      7,600              17,670
     *   Cobra Electronics Corp.                                                              6,100              43,310
     *   Coldwater Creek, Inc.                                                               53,662           1,205,785
     #   Collegiate Pacific, Inc.                                                            26,000             229,320
   * #   Collins & Aikman Corp.                                                             209,060              23,728
         Concepts Direct, Inc.                                                                  400                  60
     *   Concord Camera Corp.                                                                52,056              67,673
     *   Congoleum Corp. Class A                                                              3,600              15,120
     *   Cooker Restaurant Corp.                                                              6,500                  33
         Cooper Tire & Rubber Co.                                                           175,400           3,339,616
     *   Corinthian Colleges, Inc.                                                          154,298           2,385,447
     *   Cost Plus, Inc.                                                                     58,775           1,367,106
     *   Cost-U-Less, Inc.                                                                    3,000              25,080
         Courier Corp.                                                                        6,412             224,694
         CPI Corp.                                                                           11,200             203,840
         Craftmade International, Inc.                                                       12,700             211,950
     *   Crown Media Holdings, Inc.                                                         194,078           1,822,392
     *   CSK Auto Corp.                                                                     121,500           2,056,995
         CSS Industries, Inc.                                                                12,900             397,320
     *   Culp, Inc.                                                                          25,400             110,490
     *   Cumulus Media, Inc. Class A                                                        149,893           1,872,164
         Cutter & Buck, Inc.                                                                 29,224             383,711
   * #   Cybex International, Inc.                                                            8,700              26,622
     *   Cycle Country Accessories Corp.                                                     13,700              45,758
     *   Daily Journal Corp.                                                                    200               7,750
     *   Dan River, Inc. Class A                                                                100                   0
     *   Dave & Busters, Inc.                                                                13,200             237,072
         Deb Shops, Inc.                                                                     19,299             583,023
     *   Deckers Outdoor Corp.                                                                9,200             222,824
         Decorator Industries, Inc.                                                           2,762              22,621
         Delta Apparel, Inc.                                                                  5,240             153,899
     *   Delta Woodside Industries, Inc.                                                      5,850               3,802
     *   Department 56, Inc.                                                                 35,800             399,528
     *   DeVry, Inc.                                                                        188,500           3,873,675
     *   Diedrich Coffee, Inc.                                                                4,025              16,829
     *   Digital Generation Systems, Inc.                                                   114,900             125,241
     *   Dixie Group, Inc.                                                                   31,300             463,866
   * #   Dominion Homes, Inc.                                                                20,200             313,706
         Dover Downs Gaming & Entertainment, Inc.                                             9,910             117,235
         Dover Motorsports, Inc.                                                             43,900             252,864

     *   Drew Industries, Inc.                                                               26,800           1,098,800
     *   drugstore.com, Inc.                                                                218,423             751,375
     *   Duckwall-ALCO Stores, Inc.                                                           4,100              80,975
     *   Dura Automotive Systems, Inc.                                                       49,300             210,511
   * #   E Com Ventures, Inc.                                                                 2,175              30,994
     *   eCost.com, Inc.                                                                     36,233             114,569
     *   Educational Development Corp.                                                        1,800              18,180
     *   Electronics Boutique Holdings Corp.                                                 63,130           3,744,240
     *   ELXSI Corp.                                                                          1,800               5,940
     *   EMAK Worldwide, Inc.                                                                 5,700              62,700
     *   Emerging Vision, Inc.                                                               25,700               3,598
     *   Emerson Radio Corp.                                                                 70,422             181,689
   * #   Emmis Communications Corp. Class A                                                 133,900           2,378,064
     *   Enesco Group, Inc.                                                                  36,000             138,600
     *   Entravision Communications Corp.                                                   154,517           1,148,061
         Ethan Allen Interiors, Inc.                                                         93,500           2,917,200
   * #   Everlast Worldwide, Inc.                                                             1,500              10,500
     *   Fab Industries, Inc.                                                                 5,200              15,600
     *   Fairchild Corp. Class A                                                             56,152             129,150
     *   Famous Dave's of America, Inc.                                                      29,525             320,346
     *   Featherlite, Inc.                                                                    9,750              40,462
     #   Fedders Corp.                                                                      100,910             224,020
         Federal Screw Works                                                                  1,562              34,052
   * #   Federal-Mogul Corp.                                                                 57,900              34,740
         Finish Line, Inc. Class A                                                          110,834           2,207,813
     *   Finlay Enterprises, Inc.                                                            19,000             246,620
   * #   Fleetwood Enterprises, Inc.                                                        144,200           1,379,994
         Flexsteel Industries, Inc.                                                           6,100              85,461
     *   Foamex International, Inc.                                                          58,623              89,693
   * #   Footstar, Inc.                                                                      27,600             116,610
     *   Fountain Powerboat Industries, Inc.                                                  4,700              22,372
     *   Fox & Hound Restaurant Group                                                        25,761             316,860
     *   Franklin Covey Co.                                                                  19,300             119,660
     *   Franklin Electronic Publishers, Inc.                                                 7,900              29,625
         Fred's, Inc.                                                                       102,350           1,517,850
     *   Friedmans, Inc. Class A                                                             35,240              34,535
     *   Friendly Ice Cream Corp.                                                             7,300              77,380
         Frisch's Restaurants, Inc.                                                           4,900             120,540
         Furniture Brands International, Inc.                                               137,600           2,767,136
   * #   Gadzooks, Inc.                                                                      13,600                 598
     *   Gaiam, Inc.                                                                          5,500              32,782
   * #   GameStop Corp.                                                                      54,200           1,580,472
         GameTech International, Inc.                                                        11,100              30,858
     *   Gaming Partners International Corp.                                                  4,100              61,910
   * #   Gander Mountain Co.                                                                  2,700              33,453
     *   Gaylord Entertainment Co.                                                           87,363           3,671,867
     *   Genesco, Inc.                                                                       58,000           1,986,500
         Gentek, Inc.                                                                        25,183             274,747
     *   G-III Apparel Group, Ltd.                                                            6,700              48,240
         Goody's Family Clothing, Inc.                                                       43,942             311,988
     *   Gottschalks, Inc.                                                                   12,700             136,525
         Gray Television, Inc.                                                              112,160           1,317,880
         Gray Television, Inc. Class A                                                        6,800              75,208
     *   Group 1 Automotive, Inc.                                                            61,100           1,631,981
     *   GSI Commerce, Inc.                                                                 108,132           1,604,679

     *   Guess, Inc.                                                                        114,880           1,934,579
     *   Guitar Center, Inc.                                                                 65,900           3,755,641
     *   Gymboree Corp.                                                                      80,474           1,065,476
         Haggar Corp.                                                                         6,300             116,298
     *   Ha-Lo Industries, Inc.                                                              64,900                  45
     *   Hammons (John Q.) Hotels, Inc. Class A                                               5,200             120,172
     *   Hampshire Group, Ltd.                                                                4,000             159,040
         Hancock Fabrics, Inc.                                                               51,000             300,390
         Handleman Co.                                                                       55,923           1,015,002
     *   Harolds Stores, Inc.                                                                 2,308               3,347
     *   Harris Interactive, Inc.                                                           155,400             766,122
     *   Hartmarx Corp.                                                                      94,100             892,068
     *   Hastings Entertainment, Inc.                                                        22,800             136,116
     *   Hastings Manufacturing Co.                                                             700               1,225
         Haverty Furniture Co., Inc.                                                         15,700             221,841
         Haverty Furniture Co., Inc. Class A                                                    400               5,660
     *   Hayes Lemmerz International, Inc.                                                   42,410             275,665
     *   Hibbett Sporting Goods, Inc.                                                        61,070           2,144,778
         Hollinger International, Inc. Class A                                              196,800           1,820,400
     *   Hollywood Media Corp.                                                               80,246             372,341
     *   Hot Topic, Inc.                                                                    118,300           2,539,901
     *   I.C. Isaacs & Co., Inc.                                                              7,200              44,280
         IHOP Corp.                                                                          51,800           2,466,198
     *   Image Entertainment, Inc.                                                           55,800             223,758
     *   IMPCO Technologies, Inc.                                                            59,102             196,219
     *   Index Development Partners, Inc.                                                     4,600               9,200
     *   Infosonics Corp.                                                                     4,100              12,259
     *   Insight Communications Co., Inc.                                                   125,375           1,416,737
     *   Insight Enterprises, Inc.                                                          127,341           2,493,337
     *   Insignia Systems, Inc.                                                              19,250              17,325
     *   Interface, Inc. Class A                                                            117,306             897,391
     *   Interstate Hotels & Resorts, Inc.                                                   53,840             247,664
     *   INVESTools, Inc.                                                                   115,983             423,338
     *   Isle of Capri Casinos, Inc.                                                         77,124           1,918,845
     *   J. Alexander's Corp.                                                                 9,200              68,356
     *   J. Jill Group, Inc.                                                                 52,255             666,251
     *   Jack in the Box, Inc.                                                               94,500           3,919,860
     *   Jaclyn, Inc.                                                                         1,300               7,995
     *   Jakks Pacific, Inc.                                                                 68,226           1,410,231
     *   Jarden Corp.                                                                        75,650           3,849,072
     *   Jennifer Convertibles, Inc.                                                          1,300               2,925
     *   Jo-Ann Stores, Inc.                                                                 59,175           1,582,931
     *   Johnson Outdoors, Inc.                                                               6,700             117,317
     *   Jos. A. Bank Clothiers, Inc.                                                        34,500           1,359,990
     *   Journal Register Co.                                                               109,100           1,812,151
         Juno Lighting, Inc.                                                                    980              39,200
     *   K2, Inc.                                                                           123,663           1,556,917
         Kellwood Co.                                                                        71,976           1,810,916
         Kenneth Cole Productions, Inc. Class A                                              31,550             949,655
     *   Keystone Automotive Industries, Inc.                                                40,099             791,554
         Kimball International, Inc. Class B                                                 63,200             777,360
     *   Kirkland's, Inc.                                                                    17,200             152,908
         Knape & Vogt Manufacturing Co.                                                       2,290              25,762
         Koss Corp.                                                                           3,600              61,343
   * #   Krispy Kreme Doughnuts, Inc.                                                       160,600           1,299,254

         K-Swiss, Inc. Class A                                                               68,200           2,189,220
     *   LaCrosse Footwear, Inc.                                                              5,800              57,420
     *   Lakeland Industries, Inc.                                                            2,662              34,659
   * #   Lakes Entertainment, Inc.                                                           57,887             719,535
         Landry's Restaurants, Inc.                                                          68,800           2,061,936
     *   Lazare Kaplan International, Inc.                                                    8,700              74,994
         La-Z-Boy, Inc.                                                                     135,600           1,810,260
     *   Learning Care Group, Inc.                                                            5,200              19,240
         Levitt Corp. Class A                                                                48,321           1,391,645
         Libbey, Inc.                                                                        35,800             681,990
         Liberty Corp.                                                                       48,800           1,762,168
         Liberty Homes, Inc. Class A                                                            200                 970
         Lifetime Hoan Corp.                                                                 28,698             489,588
     *   Lin TV Corp.                                                                        70,400           1,024,320
     *   Linens 'n Things, Inc.                                                             117,500           2,863,475
         Lithia Motors, Inc. Class A                                                         39,310           1,045,646
     *   LKG Corp.                                                                            3,300              81,906
     *   Lodgenet Entertainment Corp.                                                        45,834             777,345
     *   Lodgian, Inc.                                                                           51                 484
         Lone Star Steakhouse & Saloon, Inc.                                                 45,746           1,381,987
     *   LOUD Technologies, Inc.                                                             12,400              43,400
     *   Luby's, Inc.                                                                        57,900             477,096
         M/I Homes, Inc.                                                                     36,600           1,847,568
     *   Mace Security International, Inc.                                                   11,200              29,677
     *   Madden (Steven), Ltd.                                                               34,233             607,978
     *   Magic Lantern Group, Inc.                                                            1,700                 122
     *   Magna Entertainment Corp.                                                           21,200             112,784
     *   Main Street Restaurant Group, Inc.                                                  36,100             124,906
     *   Major Automotive Companies, Inc.                                                     3,280               3,378
   * #   Manning (Greg) Auctions, Inc.                                                       35,120             334,694
         Marine Products Corp.                                                               38,295             578,254
     *   MarineMax, Inc.                                                                     44,075           1,212,944
     *   Marisa Christina, Inc.                                                               6,700               6,097
     *   Marlton Technologies, Inc.                                                           7,800               6,318
   * #   Martha Stewart Living Omnimedia, Inc.                                               58,200           1,507,380
     *   Max & Erma's Restaurants, Inc.                                                       2,300              33,948
     *   Mayor's Jewelers, Inc.                                                              20,300              11,571
     #   Maytag Corp.                                                                       206,700           3,015,753
         McRae Industries, Inc. Class A                                                       2,600              30,472
     *   Meade Instruments Corp.                                                             51,232             141,400
         Media General, Inc. Class A                                                          6,100             372,710
     *   MediaBay, Inc.                                                                       1,650                 891
     *   Mediacom Communications Corp.                                                      235,041           1,429,049
     *   Meritage Homes Corp.                                                                48,200           3,505,104
     *   Mestek, Inc.                                                                         5,400             138,942
     *   Michael Anthony Jewelers, Inc.                                                           4              11,720
     *   Midas, Inc.                                                                         41,000             963,500
     *   Mikohn Gaming Corp.                                                                 57,575             726,021
     *   Mity Enterprises, Inc.                                                               5,000              73,500
         Modine Manufacturing Co.                                                            90,495           2,751,048
         Monaco Coach Corp.                                                                  75,950           1,246,339
     *   Monarch Casino & Resort, Inc.                                                       16,000             321,600
     *   Monro Muffler Brake, Inc.                                                           12,300             330,501
     *   Morgan's Foods, Inc.                                                                   800               1,360
     *   Mossimo, Inc.                                                                       16,600              70,550

     *   Mothers Work, Inc.                                                                  13,654             186,104
     *   Motorcar Parts of America, Inc.                                                      2,500              26,312
         Movado Group, Inc.                                                                  46,700             787,362
         Movie Gallery, Inc.                                                                116,649           3,728,102
     *   MTR Gaming Group, Inc.                                                              74,286             762,174
   * #   Multimedia Games, Inc.                                                              72,635             775,015
     *   Nathan's Famous, Inc.                                                                7,000              58,023
         National Presto Industries, Inc.                                                     6,800             291,380
     *   National RV Holdings, Inc.                                                          25,700             227,959
   * #   Nature Vision, Inc.                                                                    500               2,315
         Nautilus Group, Inc.                                                                85,500           2,288,835
   * #   Navarre Corp.                                                                       70,160             631,440
     *   Navigant International, Inc.                                                        39,814             504,045
         Nelson (Thomas), Inc.                                                               35,900             834,675
   * #   Netflix, Inc.                                                                      135,582           1,937,467
     *   Nevada Gold & Casinos, Inc.                                                         33,350             366,516
     *   New Frontier Media, Inc.                                                             3,400              20,400
     *   Nitches, Inc.                                                                          864               3,879
     *   Nobel Learning Communities, Inc.                                                     6,500              56,875
         Nobility Homes, Inc.                                                                 4,100             102,869
         Noble International, Ltd.                                                           24,160             498,904
     *   NTN Communications, Inc.                                                           138,693             302,351
     *   Nutri/System, Inc.                                                                  79,900             979,574
         Oakley, Inc.                                                                       176,900           2,600,430
     *   O'Charleys, Inc.                                                                    55,962           1,039,214
     *   Odd Job Stores, Inc.                                                                12,700               1,905
     *   One Price Clothing Stores, Inc.                                                      2,557                   2
   * #   Oneida, Ltd.                                                                        28,700              67,445
     *   Opinion Research Corp.                                                               6,700              47,168
     #   Orleans Homebuilders, Inc.                                                          48,600           1,088,640
         OshKosh B'Gosh, Inc. Class A                                                        24,355             630,307
   * #   Overstock.com, Inc.                                                                 51,500           1,971,935
         Oxford Industries, Inc.                                                             43,100           1,541,256
     *   P & F Industries, Inc. Class A                                                       1,300              21,125
     *   P.F. Chang's China Bistro, Inc.                                                     56,300           3,336,901
   * #   Palm Harbor Homes, Inc.                                                             58,511           1,095,911
     *   Panera Bread Co.                                                                    10,635             672,132
     *   Pantry, Inc.                                                                        52,800           2,042,832
     *   Papa John's International, Inc.                                                     43,200           1,684,800
     *   Party City Corp.                                                                    44,791             598,856
     *   Paxson Communications Corp.                                                        118,700              89,025
     *   Payless Cashways, Inc.                                                                  60                   0
     *   Payless ShoeSource, Inc.                                                           177,000           2,978,910
     *   PC Mall, Inc.                                                                       30,017             148,557
   * #   Pegasus Communications Corp.                                                        17,540             110,063
         Pep Boys - Manny, Moe & Jack                                                       143,000           1,910,480
     *   Perry Ellis International, Inc.                                                     23,900             478,000
     *   PetMed Express, Inc.                                                                60,965             430,413
         Phillips-Van Heusen Corp.                                                           83,200           2,578,368
     *   Phoenix Gold International, Inc.                                                       600                 330
         Pier 1 Imports, Inc.                                                                55,200             926,808
     *   Pinnacle Entertainment, Inc.                                                       104,800           1,826,664
     *   Playboy Enterprises, Inc. Class A                                                    4,700              53,909
   * #   Playboy Enterprises, Inc. Class B                                                   74,100             938,847
     *   Point.360                                                                            9,000              26,820

     *   Pomeroy IT Solutions, Inc.                                                          31,837             400,828
     #   Pre-Paid Legal Services, Inc.                                                       40,350           1,519,984
   * #   Priceline.com, Inc.                                                                101,016           2,419,333
     *   PRIMEDIA, Inc.                                                                     658,238           2,402,569
     *   Princeton Review, Inc.                                                              14,600              79,862
     *   ProQuest Co.                                                                        77,300           2,481,330
     *   Provide Commerce                                                                    29,200             674,812
         Pulitzer, Inc.                                                                      23,800           1,522,248
     *   QEP Co., Inc.                                                                        2,125              22,057
         Quaker Fabric Corp.                                                                 41,950             145,986
   * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                   86,271             366,652
     *   R&B, Inc.                                                                           16,800             225,960
     *   Radio One, Inc.                                                                     25,300             319,286
     *   Radio One, Inc.                                                                      8,150             102,690
     *   Rare Hospitality International, Inc.                                                88,450           2,744,603
         Raytech Corp.                                                                       16,400              25,420
     *   RC2 Corp.                                                                           52,991           1,909,796
     *   Reading International, Inc. Class A                                                 18,149             120,872
     *   Reading International, Inc. Class B                                                  1,060               6,890
     *   Red Robin Gourmet Burgers, Inc.                                                      5,599             307,273
     *   RedEnvelope, Inc.                                                                    2,000              19,900
     *   Regent Communications, Inc.                                                        114,113             684,678
     *   Rentrak Corp.                                                                       26,900             270,345
     *   Rent-Way, Inc.                                                                      68,200             632,214
     *   Reptron Electronics, Inc.                                                              343                 480
     *   Restoration Hardware, Inc.                                                          85,900             608,172
     *   Retail Ventures, Inc.                                                               91,400           1,030,078
     *   Rex Stores Corp.                                                                    26,600             372,400
     *   Rexhall Industries, Inc.                                                             3,142                 581
     *   Riviera Holdings Corp.                                                              10,800             218,700
     *   Rockford Corp.                                                                      14,600              38,106
     *   Rocky Shoes & Boots, Inc.                                                            4,500             133,155
     *   Rubio's Restaurants, Inc.                                                           23,195             212,234
         Russ Berrie & Co., Inc.                                                             54,100             703,841
         Russell Corp.                                                                       85,300           1,595,110
     *   Ryan's Restaurant Group, Inc.                                                      107,800           1,504,888
     *   S&K Famous Brands, Inc.                                                              2,100              33,600
     *   Safety Components International, Inc.                                                  118               1,646
     *   Saga Communications, Inc. Class A                                                   47,625             657,225
     *   Salem Communications Corp.                                                          52,969             962,447
   * #   Salton, Inc.                                                                        29,600              30,784
     *   Sands Regent Casino Hotel                                                            2,000              18,920
         Saucony, Inc. Class A                                                                2,700              53,730
         Saucony, Inc. Class B                                                                3,500              68,600
         Sauer-Danfoss, Inc.                                                                 49,600             974,640
     *   Schieb (Earl), Inc.                                                                  2,200               7,425
     *   Scholastic Corp.                                                                    97,062           3,641,766
         SCP Pool Corp.                                                                      68,384           2,449,515
     *   Select Comfort Corp.                                                                93,175           2,264,152
         Service Corp. International                                                        208,300           1,578,914
   * #   Sharper Image Corp.                                                                 40,800             542,232
     *   Shiloh Industries, Inc.                                                             40,866             462,194
     *   Shoe Carnival, Inc.                                                                 38,079             697,988
   * #   Shoe Pavilion, Inc.                                                                  6,200              29,388
     *   ShopKo Stores, Inc.                                                                 65,800           1,560,118

   * #   Shuffle Master, Inc.                                                                92,130           2,524,362
         Sinclair Broadcast Group, Inc. Class A                                             115,200           1,014,912
     *   Six Flags, Inc.                                                                    241,905           1,066,801
     *   Skechers U.S.A., Inc. Class A                                                       58,000             734,860
         Skyline Corp.                                                                        8,300             324,530
     *   Smith & Wesson Holding Corp.                                                        79,900             303,620
     *   Smith & Wollensky Restaurant Group, Inc.                                            13,400              84,286
         Sonic Automotive, Inc.                                                              76,300           1,626,716
     *   Sotheby's Holdings, Inc. Class A                                                   119,900           1,682,197
     *   Source Interlink Companies, Inc.                                                    74,500             726,375
     *   Southern Energy Homes, Inc.                                                         13,825              80,876
     *   Spanish Broadcasting System, Inc.                                                  104,500             903,925
     *   SPAR Group, Inc.                                                                     2,900               6,206
         Spartan Motors, Inc.                                                                32,545             349,533
         Speedway Motorsports, Inc.                                                          67,390           2,311,477
     *   Sport Chalet, Inc.                                                                   2,700              39,420
     *   Sport Supply Group, Inc.                                                             8,900              27,946
     *   Sport-Haley, Inc.                                                                    2,700               9,477
     *   Sportsman's Guide, Inc.                                                             18,533             315,042
     *   Stage Stores, Inc.                                                                  46,172           1,803,017
     *   Stamps.com, Inc.                                                                    58,923           1,317,518
         Standard Motor Products, Inc.                                                       50,500             569,135
         Stanley Furniture, Inc.                                                              6,700             283,075
         Star Buffet, Inc.                                                                    2,800              19,572
     *   Steak n Shake Co.                                                                   71,818           1,478,733
     *   Stein Mart, Inc.                                                                   110,616           2,661,421
     *   Steinway Musical Instruments, Inc.                                                  18,800             532,416
         Stewart Enterprises, Inc.                                                          274,470           1,624,862
     *   Stoneridge, Inc.                                                                    59,200             462,944
     *   Strattec Security Corp.                                                              4,100             207,583
         Strayer Education, Inc.                                                              8,300             722,100
         Stride Rite Corp.                                                                   94,500           1,123,605
         Sturm Ruger & Co., Inc.                                                             70,000             569,800
     *   Sunterra Corp.                                                                         400               6,240
     #   Superior Industries International, Inc.                                             69,200           1,567,380
         Superior Uniform Group, Inc.                                                         7,000              96,950
         Syms Corp.                                                                          28,200             368,856
     *   Systemax, Inc.                                                                      63,568             404,928
     *   Tag-It Pacific, Inc.                                                                46,900             109,746
         Tandy Brand Accessories, Inc.                                                        5,900              77,526
     *   Tarrant Apparel Group                                                               42,115             114,553
     *   TBC Corp.                                                                           57,990           1,480,485
         Technical Olympic USA, Inc.                                                        145,740           3,191,706
     *   Tenneco Automotive, Inc.                                                           112,800           1,692,000
     *   The Children's Place Retail Stores, Inc.                                            70,200           3,279,042
     *   The Dress Barn, Inc.                                                                80,252           1,452,561
         The Marcus Corp.                                                                    54,000           1,189,620
     *   The Mens Warehouse, Inc.                                                            94,000           4,828,780
     *   The Rowe Companies                                                                  13,100              50,566
     *   The Sports Authority, Inc.                                                          67,206           2,150,592
     *   The Sports Club Co., Inc.                                                           20,100              33,165
   * #   TiVo, Inc.                                                                         209,126           1,409,509
     *   Too, Inc.                                                                           90,200           1,793,176
   * #   Tower Automotive, Inc.                                                             111,100              11,777
     *   Tractor Supply Co.                                                                  91,932           4,083,619

         Traffix, Inc.                                                                       35,600             170,880
     *   Trans World Entertainment Corp.                                                     78,400           1,019,200
     *   Transpro, Inc.                                                                      16,100             109,319
         Triarc Companies, Inc. Class A                                                      61,700             965,605
         Triarc Companies, Inc. Class B                                                      49,000             705,600
   * #   Tropical Sportswear International Corp.                                             13,075                 157
     *   Tuesday Morning Corp.                                                              106,836           3,246,746
         Tupperware Corp.                                                                   154,400           3,489,440
     *   Tweeter Home Entertainment Group, Inc.                                              63,900             226,206
     *   Ultimate Electronics, Inc.                                                             858                  60
   * #   Unapix Entertainment, Inc.                                                           6,100                  25
     *   Unifi, Inc.                                                                        135,234             434,101
         Unifirst Corp.                                                                      23,650             865,590
         United Auto Group, Inc.                                                            120,800           3,720,640
     *   United Retail Group, Inc.                                                           22,866             158,690
     *   Universal Electronics, Inc.                                                         35,324             589,204
     *   Universal Technical Institute, Inc.                                                  4,800             146,640
     *   Vail Resorts, Inc.                                                                  92,100           2,532,750
         Value Line, Inc.                                                                     9,900             359,568
     *   ValueVision Media, Inc. Class A                                                     95,452             918,248
     *   Varsity Group, Inc.                                                                 25,136             151,319
     *   Vertrue, Inc.                                                                       24,000             907,200
     *   Virco Manufacturing Corp.                                                           13,269              95,537
     #   Visteon Corp.                                                                      325,000           2,479,750
     *   Warnaco Group, Inc.                                                                120,017           2,561,163
     *   Waxman Industries, Inc.                                                                600               4,275
     *   WCI Communities, Inc.                                                              117,100           3,501,290
         Wellco Enterprises, Inc.                                                             1,000              13,135
     *   Wells-Gardner Electronics Corp.                                                     22,261              75,687
     *   West Marine, Inc.                                                                   54,078             897,154
     *   Westcoast Hospitality Corp.                                                         12,900              88,881
   * #   Wet Seal, Inc. Class A                                                              90,237             384,410
         Weyco Group, Inc.                                                                      600              11,502
     *   Whitehall Jewelers, Inc.                                                            30,250             219,312
     *   Wickes, Inc.                                                                         4,400                  13
     *   William Lyon Homes, Inc.                                                            22,500           2,025,000
     *   Wilsons The Leather Experts, Inc.                                                  101,045             593,134
     *   Winmark Corp.                                                                        3,800              82,650
     #   Winnebago Industries, Inc.                                                          87,400           2,857,106
   * #   WMS Industries, Inc.                                                                80,900           2,570,193
         Wolverine World Wide, Inc.                                                         150,600           3,460,788
         World Wrestling Federation Entertainment, Inc.                                      54,200             587,528
     *   Worldwide Restaurant Concepts, Inc.                                                 71,400             457,674
         Yankee Candle Co., Inc.                                                            105,700           3,334,835
     *   Young Broadcasting, Inc. Class A                                                    44,662             257,253
     *   Zapata Corp.                                                                        18,720             121,118
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $378,480,696)                                                                                         441,458,478
                                                                                                       ----------------

Industrials -- (14.7%)
     *   3-D Systems Corp.                                                                   24,600             521,520
     *   AAON, Inc.                                                                          13,100             234,490
     *   AAR Corp.                                                                           83,683           1,342,275
     *   Ablest, Inc.                                                                         2,100              14,532
         ABM Industries, Inc.                                                               130,400           2,486,728

         Abrams Industries, Inc.                                                                200               1,054
     *   ABX Air, Inc.                                                                       66,600             500,832
         Aceto Corp.                                                                         63,525             461,827
     *   ACT Manufacturing, Inc.                                                                800                   8
     *   Active Power, Inc.                                                                 125,456             336,222
     *   Actuant Corp.                                                                       69,980           3,149,100
         Acuity Brands, Inc.                                                                 33,500             822,425
         Administaff, Inc.                                                                   66,200           1,414,032
     *   AeroCentury Corp.                                                                      300                 948
     *   Aerosonic Corp.                                                                      3,900              20,163
     *   AirNet Systems, Inc.                                                                22,200             110,778
     *   Airtran Holdings, Inc.                                                             231,500           2,259,440
     *   Akorn, Inc.                                                                         31,100              91,434
         Alamo Group, Inc.                                                                   12,500             255,000
     *   Alaska Air Group, Inc.                                                              73,200           2,160,864
         Albany International Corp. Class A                                                  75,672           2,366,263
         Alexander & Baldwin, Inc.                                                           57,915           2,574,322
     *   Allied Defense Group, Inc.                                                          12,400             295,616
     *   Allied Holdings, Inc.                                                                8,300               9,130
         Ambassadors International, Inc.                                                      9,800             125,636
     *   Amerco, Inc.                                                                        14,700             781,746
   * #   America West Holdings Corp. Class B                                                 94,800             530,880
         American Ecology Corp.                                                              14,650             185,469
     *   American Locker Group, Inc.                                                            300               1,383
     *   American Science & Engineering, Inc.                                                21,300             811,743
     *   American Superconductor Corp.                                                       83,099             735,426
         American Woodmark Corp.                                                             44,476           1,494,838
         Ameron International Corp.                                                          22,800             752,400
     *   AML Communications, Inc.                                                             7,800               8,346
         Ampco-Pittsburgh Corp.                                                               9,600             110,688
   * #   AMR Corp.                                                                           44,000             567,600
         Amrep Corp.                                                                          6,500             141,115
         Angelica Corp.                                                                      22,900             606,163
     *   APAC Customer Services, Inc.                                                       102,850              98,736
         Apogee Enterprises, Inc.                                                            73,910           1,034,001
         Applied Industrial Technologies, Inc.                                               80,550           2,451,942
         Applied Signal Technologies, Inc.                                                   29,500             516,250
     *   ARGON ST, Inc.                                                                      49,025           1,683,028
         Arkansas Best Corp.                                                                 65,500           2,143,815
     *   Armor Holdings, Inc.                                                                88,800           3,352,200
   * #   Armstrong Holdings, Inc.                                                             4,400              13,508
   * #   Arotech Corp.                                                                       90,691              96,132
     *   Artesyn Technologies, Inc.                                                          82,300             677,329
     *   Art's-Way Manufacturing Co., Inc.                                                      200               1,254
     *   Astec Industries, Inc.                                                              53,900           1,182,027
     *   Astronics Corp.                                                                      7,725              62,186
   * #   AstroPower, Inc.                                                                     5,058                   5
     *   ASV, Inc.                                                                           35,316           1,281,971
   * #   ATA Holdings Corp.                                                                  24,879              22,391
     *   Ault, Inc.                                                                           4,500              11,205
   * #   Avalon Holding Corp. Class A                                                         1,550               7,580
     *   Aviall, Inc.                                                                        95,900           2,951,802
     *   Axsys Technologies, Inc.                                                             7,050             120,132
     *   AZZ, Inc.                                                                            8,200             131,282
         Badger Meter, Inc.                                                                   6,400             240,768

     *   Baker (Michael) Corp.                                                                7,600             131,176
         Baldor Electric Co.                                                                 89,033           2,239,180
     *   Baldwin Technology Co., Inc. Class A                                                13,300              39,900
         Banta Corp.                                                                         67,300           2,955,816
         Barnes Group, Inc.                                                                  60,600           1,859,208
     *   Barrett Business Services, Inc.                                                      8,700             125,802
     *   BE Aerospace, Inc.                                                                 147,610           2,135,917
         Bowne & Co., Inc.                                                                   89,600           1,187,200
         Brady Co. Class A                                                                  113,700           3,475,809
     *   BTU International, Inc.                                                             12,900              48,891
     *   Butler International, Inc.                                                           8,400              27,720
         C&D Technologies, Inc.                                                              65,900             482,388
     *   Cannon Express, Inc.                                                                   200                   0
     *   Capstone Turbine Corp.                                                              78,300              78,300
         Cascade Corp.                                                                       32,900           1,158,738
     *   Casella Waste Systems, Inc. Class A                                                 64,089             731,255
     *   Catalytica Energy Systems, Inc.                                                     19,891              39,185
     *   CD&L, Inc.                                                                           2,600               4,940
         CDI Corp.                                                                           50,300           1,073,402
     *   Celadon Group, Inc.                                                                 26,879             486,510
         Central Parking Corp.                                                               96,837           1,636,545
     *   Century Business Services, Inc.                                                    196,557             788,194
     *   Cenveo, Inc.                                                                       131,500           1,101,970
     *   Ceradyne, Inc.                                                                      64,365           1,486,188
         CERBCO, Inc. Class A                                                                   200               1,975
         Champion Industries, Inc.                                                            9,674              40,631
     *   Channell Commercial Corp.                                                            6,600              39,732
         Chase Corp.                                                                          4,000              56,320
         Chicago Rivet & Machine Co.                                                            200               5,956
         CIRCOR International, Inc.                                                          40,690           1,007,078
         Clarcor, Inc.                                                                      138,600           3,893,274
     *   Clean Harbors, Inc.                                                                 37,200             771,900
     *   CNE Group, Inc.                                                                      2,000                 320
     *   Coinstar, Inc.                                                                      68,100           1,289,814
         Collins Industries, Inc.                                                             7,000              35,000
     *   Columbus McKinnon Corp.                                                             38,700             365,328
     *   Comforce Corp.                                                                      13,277              25,757
     *   Comfort Systems USA, Inc.                                                          101,800             640,322
   * #   Compudyne Corp.                                                                     20,804             125,864
         CompX International, Inc.                                                            5,100              73,695
     *   Conrad Industries, Inc.                                                              7,200               9,396
     *   Consolidated Freightways Corp.                                                         550                   2
     *   Consolidated Graphics, Inc.                                                         35,582           1,506,186
   * #   Continental Airlines, Inc.                                                         179,500           2,487,870
     *   Cornell Companies, Inc.                                                             37,600             482,784
     *   Correctional Services Corp.                                                         20,512              59,278
     *   Corrections Corporation of America                                                  95,400           3,443,940
     *   Corrpro Companies, Inc.                                                              7,275               5,820
     *   CoStar Group, Inc.                                                                  47,611           1,913,010
     *   Covenant Transport, Inc. Class A                                                    31,955             443,535
     *   CPI Aerostructures, Inc.                                                            13,666             127,504
     *   CRA International, Inc.                                                              9,000             512,910
     *   Cross (A.T.) Co. Class A                                                            14,700              73,941
     *   Crown Andersen, Inc.                                                                 1,000               1,025
         Cubic Corp.                                                                         69,500           1,223,200

     *   CUNO, Inc.                                                                          46,408           3,299,609
         Curtiss-Wright Corp.                                                                11,600             634,288
   * #   Delta Air Lines, Inc.                                                              367,200           1,413,720
     *   DHB Industries, Inc.                                                               114,200             897,612
     *   DiamondCluster International, Inc.                                                  93,450           1,222,326
     *   Distributed Energy Systems Corp.                                                    92,650             307,598
     *   Dollar Thrifty Automotive Group, Inc.                                               65,600           2,360,944
     *   DRS Technologies, Inc.                                                              48,500           2,283,380
     *   Ducommun, Inc.                                                                      26,000             427,700
     *   Duratek, Inc.                                                                       13,500             296,055
     *   Dycom Industries, Inc.                                                             126,566           2,485,756
     *   Dynamex, Inc.                                                                       29,500             530,705
   * #   Dynamic Materials Corp.                                                              2,000              87,600
         Eastern Co.                                                                          4,950             109,346
         Ecology & Environment, Inc. Class A                                                  2,000              13,000
         EDO Corp.                                                                           52,000           1,480,440
     *   EGL, Inc.                                                                          123,096           2,342,517
     *   Electro Rent Corp.                                                                  64,261             755,067
         ElkCorp                                                                             51,600           1,702,800
     *   EMCOR Group, Inc.                                                                   39,000           1,852,500
     *   Encore Wire Corp.                                                                   60,088             660,968
   * #   Energy Conversion Devices, Inc.                                                     66,197           1,276,278
         Engineered Support Systems, Inc.                                                    87,913           3,428,607
     *   ENGlobal Corp.                                                                       2,500               9,075
         Ennis, Inc.                                                                         68,600           1,090,054
     *   EnPro Industries, Inc.                                                              54,300           1,469,901
     *   Environmental Tectonics Corp.                                                        7,100              38,553
     *   ESCO Technologies, Inc.                                                             32,000           2,712,000
         Espey Manufacturing & Electronics Corp.                                                400              10,740
     *   Essex Corp.                                                                          2,900              54,230
     *   Esterline Technologies Corp.                                                        65,200           2,536,280
     *   Evercel, Inc.                                                                          466                 466
     *   Evergreen Solar, Inc.                                                              138,827             701,076
     *   Exponent, Inc.                                                                       6,700             165,959
     *   ExpressJet Holdings, Inc.                                                          141,500           1,221,145
         Federal Signal Corp.                                                               125,100           1,955,313
     *   Fiberstars, Inc.                                                                    18,900             178,605
     *   First Aviation Services, Inc.                                                        6,200              25,420
     *   First Consulting Group, Inc.                                                        63,503             328,946
     *   Flanders Corp.                                                                      68,397             681,918
         Florida East Coast Industries, Inc.                                                 83,600           3,516,216
   * #   Flow International Corp.                                                            33,300             216,450
     *   Flowserve Corp.                                                                    143,600           4,231,892
   * #   FLYi, Inc.                                                                          68,000              51,680
         Forward Air Corp.                                                                  125,001           3,356,277
     *   Foster (L.B.) Co. Class A                                                           10,000              90,000
     *   Foster Wheeler, Ltd.                                                                 2,030              30,044
         Franklin Electric Co., Inc.                                                         21,600             829,872
     *   Frontier Airlines, Inc.                                                             92,643           1,131,171
     *   Frozen Food Express Industries, Inc.                                                45,199             485,889
     *   FTI Consulting, Inc.                                                               112,225           2,467,828
   * #   FuelCell Energy, Inc.                                                              125,254           1,019,568
         G & K Services, Inc. Class A                                                        50,055           1,970,165
     *   Gardner Denver Machinery, Inc.                                                      59,988           2,300,540
         GATX Corp.                                                                         118,700           3,961,019

     *   Gehl Co.                                                                            16,900             506,797
         Gencorp, Inc.                                                                       99,711           1,884,538
     *   General Binding Corp.                                                               13,300             275,177
     *   General Cable Corp.                                                                103,400           1,448,634
     *   General Employment Enterprises, Inc.                                                 3,100               4,061
     *   Genesee & Wyoming, Inc.                                                             63,050           1,761,617
     *   Genlyte Group, Inc.                                                                 63,000           2,807,280
         Gevity HR, Inc.                                                                     70,510           1,209,247
     *   Global Payment Technologies, Inc.                                                    5,500              24,750
     *   Global Power Equipment Group, Inc.                                                 121,600             931,456
         Gorman-Rupp Co.                                                                      9,968             202,350
     *   GP Strategies Corp.                                                                 30,960             219,816
     *   Graftech International, Ltd.                                                       243,700           1,072,280
         Graham Corp.                                                                         1,000              20,220
         Granite Construction, Inc.                                                         108,200           2,537,290
         Greenbrier Companies, Inc.                                                          14,100             390,852
     *   Griffon Corp.                                                                       75,380           1,502,323
         Hardinge, Inc.                                                                       8,800             142,718
         Harland (John H.) Co.                                                               72,300           2,723,541
     *   Hawaiian Holdings, Inc.                                                             29,875             159,533
     *   Hawk Corp.                                                                           8,500              95,115
         Healthcare Services Group, Inc.                                                     24,975             467,033
         Heartland Express, Inc.                                                            144,343           2,894,077
         Heico Corp.                                                                         25,900             546,490
         Heico Corp. Class A                                                                 36,765             617,284
     *   Heidrick & Struggles International, Inc.                                            49,853           1,251,809
     *   Herley Industries, Inc.                                                             36,500             639,115
     *   Hexcel Corp.                                                                       134,000           2,189,560
     *   Hirsch International Corp. Class A                                                   3,300               3,300
     *   Hi-Shear Technology Corp.                                                            8,600              31,304
     *   Hub Group, Inc. Class A                                                             15,700             431,436
     *   Hudson Highland Group, Inc.                                                          5,560              89,016
     *   Hudson Technologies, Inc.                                                            4,800               4,416
         Hughes Supply, Inc.                                                                  8,330             216,580
     *   Hurco Companies, Inc.                                                                6,800             118,388
     *   Huttig Building Products, Inc.                                                       7,700              84,007
     *   ICT Group, Inc.                                                                     19,274             179,055
     *   II-VI, Inc.                                                                         75,740           1,247,438
         IKON Office Solutions, Inc.                                                        171,760           1,664,354
     *   Imagistics International, Inc.                                                      11,400             307,116
     *   Industrial Distribution Group, Inc.                                                 24,106             211,892
     *   Infrasource Services, Inc.                                                           4,700              51,700
     *   Innotrac Corp.                                                                      11,600              98,484
     *   Innovative Solutions & Support, Inc.                                                12,700             439,928
     *   Insituform Technologies, Inc. Class A                                               67,119             996,046
   * #   Integrated Electrical Services, Inc.                                                85,100             129,352
         International Aluminum Corp.                                                         2,100              72,450
     *   International Shipholding Corp.                                                      6,100              89,060
         Interpool, Inc.                                                                     38,000             825,360
   * #   Ionatron, Inc.                                                                      17,500             155,750
     *   Jacuzzi Brands, Inc.                                                               199,378           2,035,649
         JLG Industries, Inc.                                                               128,500           3,275,465
     *   JPS Industries, Inc.                                                                 9,200              44,160
     *   Kadant, Inc.                                                                        36,020             738,410
         Kaman Corp. Class A                                                                 57,000             881,790

     *   Kansas City Southern                                                               163,100           3,260,369
         Kaydon Corp.                                                                        73,300           2,091,982
     *   Keith Companies, Inc.                                                               11,400             241,110
         Kelly Services, Inc. Class A                                                        83,266           2,315,627
     *   Key Technology, Inc.                                                                 4,700              51,700
     *   Kforce, Inc.                                                                       103,155             829,366
     *   Kirby Corp.                                                                         64,500           2,751,570
         Knight Transportation, Inc.                                                        146,953           3,593,001
     *   Korn/Ferry International                                                           104,000           1,649,440
     *   K-Tron International, Inc.                                                           2,400              68,640
     *   KVH Industries, Inc.                                                                37,628             349,564
     *   LaBarge, Inc.                                                                       38,500             546,315
     *   Labor Ready, Inc.                                                                  110,600           2,282,784
     *   Ladish Co., Inc.                                                                    19,500             216,450
     *   Lancer Corp.                                                                         9,325             161,323
         Lawson Products, Inc.                                                                9,600             410,880
     *   Layne Christensen Co.                                                               11,600             200,680
     *   Learning Tree International, Inc.                                                   44,081             567,322
         Lennox International, Inc.                                                         158,705           3,370,894
         Lincoln Electric Holdings, Inc.                                                    107,661           3,526,974
         Lindsay Manufacturer Co.                                                            30,600             612,306
     *   LMI Aerospace, Inc.                                                                  7,900              35,740
         LSI Industries, Inc.                                                                51,383             698,295
     *   Lydall, Inc.                                                                        41,900             345,256
     *   Lynch Corp.                                                                          1,500              13,800
     *   Mac-Gray Corp.                                                                      18,500             161,320
     *   Magnetek, Inc.                                                                      74,200             163,982
     *   MAIR Holdings, Inc.                                                                 52,916             504,819
     *   Marten Transport, Ltd.                                                               9,450             185,315
     *   Mastec, Inc.                                                                       126,050           1,066,383
     *   Maxco, Inc.                                                                          3,100              13,550
         McGrath Rentcorp.                                                                   63,214           1,457,083
     *   Meadow Valley Corp.                                                                  2,400              12,672
   * #   Medialink Worldwide, Inc.                                                            5,900              18,585
         Mercury Air Group, Inc.                                                              4,950              17,127
     *   Mercury Computer Systems, Inc.                                                      54,800           1,583,720
     *   Merrimac Industries, Inc.                                                            2,860              25,454
   * #   Mesa Air Group, Inc.                                                                79,035             504,243
         Met-Pro Corp.                                                                        8,100             116,721
     *   MFRI, Inc.                                                                           4,900              38,019
   * #   Microvision, Inc.                                                                   55,923             361,822
         Middleby Corp.                                                                      23,187           1,279,922
     *   Midwest Air Group, Inc.                                                             45,000              88,200
     *   Milacron, Inc.                                                                     162,405             354,043
   * #   Millennium Cell, Inc.                                                               58,900              88,939
     *   Miller Industries, Inc.                                                              9,280             110,896
         Mine Safety Appliances Co.                                                          94,500           4,329,045
     *   Misonix, Inc.                                                                       17,000              97,954
     *   Mobile Mini, Inc.                                                                   38,215           1,410,898
   * #   Modtech Holdings, Inc.                                                              37,650             233,430
     *   Moog, Inc. Class A                                                                  28,800             874,080
     *   Moog, Inc. Class B                                                                   4,950             151,965
     *   Morgan Group Holding Co.                                                               200                  19
     *   MPW Industrial Services Group, Inc.                                                  5,000              11,075
     *   MTC Technologies, Inc.                                                              15,400             516,362

         Mueller Industries, Inc.                                                            95,145           2,568,915
         Multi-Color Corp.                                                                    2,250              59,175
     *   M-Wave, Inc.                                                                         2,900               3,074
         NACCO Industries, Inc. Class A                                                       6,500             666,250
     *   Nashua Corp.                                                                         5,800              52,200
   * #   National Patent Development Corp.                                                   14,560              34,070
     *   National Technical Systems, Inc.                                                     8,600              39,044
     *   Navigant Consulting, Inc.                                                          125,400           2,876,676
     *   NCI Building Systems, Inc.                                                          53,600           1,851,344
     *   NCO Group, Inc.                                                                     82,622           1,640,883
     *   NES Rentals Holdings, Inc.                                                              36                 353
     *   New Horizons Worldwide, Inc.                                                        12,400              44,764
         Nordson Corp.                                                                       94,675           2,943,446
     *   North America Galvanizing & Coatings, Inc.                                           6,700              13,668
   * #   Northwest Airlines Corp.                                                           218,445           1,330,330
     *   NuCo2, Inc.                                                                         19,100             452,288
     *   Odyssey Marine Exploration, Inc.                                                   106,200             510,822
     *   Old Dominion Freight Line, Inc.                                                     64,548           1,966,778
     *   On Assignment, Inc.                                                                 65,015             344,580
     *   Orbit International Corp.                                                            1,582              16,168
     *   Orbital Sciences Corp.                                                             134,152           1,302,616
         Outlook Group Corp.                                                                  2,400              18,960
     *   P.A.M. Transportation Services, Inc.                                                20,550             338,664
     *   Paragon Technologies, Inc.                                                           4,200              45,150
     *   Park-Ohio Holdings Corp.                                                            10,400             158,600
     *   Patrick Industries, Inc.                                                             4,500              40,302
     *   Patriot Transportation Holding, Inc.                                                 2,500             130,750
     *   Peerless Manufacturing Co.                                                           3,000              41,730
   * #   Pemco Aviation Group, Inc.                                                             950              23,655
     *   Perini Corp.                                                                        65,800             992,264
     *   Pico Holdings, Inc.                                                                 17,100             442,719
     *   Pinnacle Airlines Corp.                                                                800               7,840
   * #   Plug Power, Inc.                                                                   190,443           1,184,555
     *   Portfolio Recovery Associates, Inc.                                                 40,305           1,588,420
     *   Powell Industries, Inc.                                                             19,159             352,909
     *   Power-One, Inc.                                                                    201,561           1,104,554
     *   PPT Vision, Inc.                                                                     1,700               2,159
         Preformed Line Products Co.                                                          1,200              40,956
     *   PRG-Schultz International, Inc.                                                    161,219             622,305
         Providence & Worcester Railroad Co.                                                  3,000              39,750
     *   PW Eagle, Inc.                                                                       7,000              46,060
     *   Quanta Services, Inc.                                                              302,100           2,727,963
     *   Quipp, Inc.                                                                          1,400              15,099
         Quixote Corp.                                                                       22,740             442,975
     *   RailAmerica, Inc.                                                                   98,200           1,145,994
         Raven Industries, Inc.                                                              46,850           1,193,738
     *   RCM Technologies, Inc.                                                              10,500              48,300
         Regal-Beloit Corp.                                                                  75,504           1,940,453
     *   RemedyTemp, Inc.                                                                    15,100             148,735
     *   Republic Airways Holdings, Inc.                                                      1,600              20,416
     *   Resources Connection, Inc.                                                         123,036           2,450,877
         Robbins & Myers, Inc.                                                               37,800             893,970
         Rollins, Inc.                                                                      178,050           3,632,220
     *   Rush Enterprises, Inc. Class A                                                      16,900             243,191
     *   Rush Enterprises, Inc. Class B                                                       7,000             101,850

         Schawk, Inc.                                                                        22,200             534,132
     *   School Specialty, Inc.                                                               3,900             152,958
   * #   Schuff International, Inc.                                                           7,000              21,525
     *   SCS Transportation, Inc.                                                            38,654             705,436
     *   Secom General Corp.                                                                    140                 200
     *   Senomyx, Inc.                                                                        1,100              15,213
     *   Sequa Corp. Class A                                                                  6,900             400,200
     *   Sequa Corp. Class B                                                                  2,600             154,076
     *   Servotronics, Inc.                                                                   1,100               5,225
     *   Shaw Group, Inc.                                                                   166,587           3,356,728
     *   Sholodge, Inc.                                                                       5,100              20,018
     *   SIFCO Industries, Inc.                                                               5,400              18,522
     *   Simclar, Inc.                                                                        6,500              21,905
         Simpson Manufacturing Co., Inc.                                                    103,100           2,963,094
     *   Sirva, Inc.                                                                          4,200              32,970
     *   Sitel Corp.                                                                        176,800             350,064
         Skywest, Inc.                                                                      144,796           2,641,079
     *   SL Industries, Inc.                                                                  5,900             100,713
         Smith (A.O.) Corp.                                                                  57,200           1,793,792
         Smith (A.O.) Corp. Convertible Class A                                               3,750             117,600
     *   Smithway Motor Xpress Corp. Class A                                                  4,000              24,000
     *   SOURCECORP, Inc.                                                                    34,502             738,688
     *   Spacehab, Inc.                                                                      27,766              39,150
     *   Sparton Corp.                                                                        8,334              83,173
     *   Spherion Corp.                                                                     159,120             870,386
   * #   Spherix, Inc.                                                                       12,100              20,691
     *   Spire Corp.                                                                          6,700              29,480
   * #   Standard Automotive Corp.                                                            4,400                   0
     *   Standard Parking Corp.                                                               1,500              22,515
         Standard Register Co.                                                               61,100             867,620
         Standex International Corp.                                                         32,100             858,996
         Starrett (L.S.) Co. Class A                                                          4,800              81,936
     *   Sterling Construction Co., Inc.                                                      8,700              64,206
         Stewart & Stevenson Services, Inc.                                                  74,802           1,787,020
     *   Stonepath Group, Inc.                                                               69,400              48,580
     *   Strategic Distribution, Inc.                                                         3,029              31,199
         Sun Hydraulics, Inc.                                                                 4,900             180,908
         Supreme Industries, Inc.                                                            11,408              74,722
     *   Swift Transportation Co., Inc.                                                       6,343             155,721
         Sypris Solutions, Inc.                                                              44,847             472,687
         TB Wood's Corp.                                                                      7,600              43,928
     *   Team, Inc.                                                                           7,600             144,400
     *   TeamStaff, Inc.                                                                     20,200              33,128
         Tech/Ops Sevcon, Inc.                                                                3,100              18,445
         Technology Research Corp.                                                           14,350              71,894
         Tecumseh Products Co. Class A                                                       34,700             948,698
     *   Teledyne Technologies, Inc.                                                         86,300           2,728,806
     *   TeleTech Holdings, Inc.                                                            194,300           1,587,431
         Tennant Co.                                                                         22,500             839,250
     *   Terex Corp.                                                                             21                 830
     *   Tetra Tech, Inc.                                                                   146,896           1,770,097
         The Alpine Group, Inc.                                                              13,500              20,925
     *   The Geo Group, Inc.                                                                 25,000             606,750
     *   The Lamson & Sessions Co.                                                           36,000             392,040
         The Manitowoc Co., Inc.                                                             76,750           3,110,678

     *   Thomas Group, Inc.                                                                   4,000               8,040
         Thomas Industries, Inc.                                                             44,750           1,784,183
         Titan International, Inc.                                                           19,600             289,492
         Todd Shipyards Corp.                                                                 6,300             121,275
     *   Trailer Bridge, Inc.                                                                 9,800              76,440
     *   Transport Corp. of America                                                           5,200              32,500
     *   Transtechnology Corp.                                                                6,200              46,345
     *   TRC Companies, Inc.                                                                 34,600             394,440
         Tredegar Industries, Inc.                                                          100,391           1,530,963
     *   Trex Co., Inc.                                                                      38,400           1,480,320
         Trinity Industries, Inc.                                                           123,600           3,591,816
     *   Triumph Group, Inc.                                                                 41,302           1,465,395
     *   TRM Corp.                                                                            7,000             113,610
     *   Tufco Technologies, Inc.                                                             4,500              27,855
   * #   TurboChef Technologies, Inc.                                                        70,833             786,246
         Twin Disc, Inc.                                                                      2,800              60,900
     *   U.S. Home Systems, Inc.                                                                700               3,393
     *   U.S. Xpress Enterprises, Inc. Class A                                               10,823             132,149
     *   Ultralife Batteries, Inc.                                                           13,100             213,792
         United Industrial Corp.                                                             31,700           1,098,405
     *   United Rentals, Inc.                                                               192,600           3,867,408
     *   United Stationers, Inc.                                                             60,900           2,985,927
         Universal Forest Products, Inc.                                                     46,505           1,850,899
     *   UQM Technologies, Inc.                                                              60,100             180,300
     *   URS Corp.                                                                          110,913           3,752,187
   * #   US Airways Group, Inc. Class A                                                      46,800              42,588
     *   USA Truck, Inc.                                                                      9,300             188,325
   * #   Valence Technology, Inc.                                                            20,900              61,864
         Valley National Gases, Inc.                                                          4,200              57,540
         Valmont Industries, Inc.                                                            62,200           1,489,690
     *   Valpey Fisher Corp.                                                                  1,650               5,214
     *   Versar, Inc.                                                                         8,700              26,970
         Viad Corp.                                                                          57,600           1,601,280
         Vicor Corp.                                                                         77,819           1,034,993
     *   VL Dissolution Corp.                                                                 3,101                   0
     *   Volt Information Sciences, Inc.                                                     33,000             648,450
         Wabash National Corp.                                                               80,200           1,997,782
         Wabtec Corp.                                                                       119,600           2,475,720
         Walter Industries, Inc.                                                             93,900           3,981,360
     *   Washington Group International, Inc.                                                63,815           3,063,758
     *   Waste Connections, Inc.                                                             78,500           2,910,780
         Waste Industries USA, Inc.                                                          19,300             278,499
     *   Water Pik Technologies, Inc.                                                         8,600             159,788
         Waters Instruments, Inc.                                                               300               2,445
         Watsco, Inc. Class A                                                                60,000           2,651,400
         Watsco, Inc. Class B                                                                 1,350              59,569
         Watson Wyatt & Co. Holdings                                                         84,700           2,229,304
         Watts Water Technologies, Inc.                                                      65,100           2,267,433
     *   WESCO International, Inc.                                                          121,500           3,547,800
     *   Westaff, Inc.                                                                       24,300              84,321
     *   Western Power & Equipment Corp.                                                      3,373               4,385
     *   Willis Lease Finance Corp.                                                           9,500              77,425
     *   Wolverine Tube, Inc.                                                                37,300             268,933
         Woodward Governor Co.                                                               29,591           2,289,456
         WSI Industries, Inc.                                                                 2,000               5,740

     *   Xanser Corp.                                                                        42,800              94,588
     *   Yellow Roadway Corp.                                                                21,783           1,149,707
         York International Corp.                                                            93,900           3,868,680
                                                                                                       ----------------
Total Industrials
(Cost $320,610,525)                                                                                         385,582,611
                                                                                                       ----------------

Health Care -- (13.9%)
     *   A.D.A.M., Inc.                                                                         700               3,983
   * #   aaiPharma, Inc.                                                                     47,250              13,230
     *   Abaxis, Inc.                                                                        18,300             191,235
     *   Abgenix, Inc.                                                                      231,617           1,667,642
     *   Abiomed, Inc.                                                                       59,370             556,297
   * #   Able Laboratories, Inc.                                                             47,000             200,690
   * #   Acacia Research-CombiMatrix                                                         78,938             227,341
     *   Accelr8 Technology Corp.                                                               880               2,130
     *   Accelrys, Inc.                                                                      56,300             297,264
   * #   Access Pharmaceuticals, Inc.                                                        40,100              95,438
     *   Accredo Health, Inc.                                                                   814              36,483
     *   Adolor Corp.                                                                       105,500           1,008,580
   * #   Advanced Magnetics, Inc.                                                            12,300             110,085
     *   Advanced Medical Optics, Inc.                                                      156,212           6,031,376
     *   Advanced Neuromodulation Systems, Inc.                                              54,598           1,941,505
     *   Advancis Pharmaceutical Corp.                                                        4,868              21,711
   * #   ADVENTRX Pharmaceuticals, Inc.                                                      67,800             145,092
     *   Air Methods Corp.                                                                   27,770             188,281
   * #   Aksys, Ltd.                                                                         76,878             230,634
     *   Albany Molecular Research, Inc.                                                     82,060             977,335
     *   Alexion Pharmaceuticals, Inc.                                                       73,500           1,672,125
     *   Align Technology, Inc.                                                             159,510           1,159,638
     *   Alkermes, Inc.                                                                     242,825           2,816,770
     *   Alliance Imaging, Inc.                                                             127,700           1,280,831
     *   Allied Healthcare International, Inc.                                               36,700             253,964
     *   Allied Healthcare Products, Inc.                                                     6,700              34,639
     *   Allos Therapeutics, Inc.                                                            81,610             171,381
     *   Allscripts Healthcare Solutions, Inc.                                              100,949           1,651,526
     *   Almost Family, Inc.                                                                  1,600              19,008
         Alpharma, Inc. Class A                                                             110,200           1,418,274
     *   Alteon, Inc.                                                                        61,700              45,658
     *   Amedisys, Inc.                                                                      41,175           1,243,897
     *   America Services Group, Inc.                                                        29,158             574,121
     *   American Claims Evaluation, Inc.                                                     1,000               1,790
     *   American Dental Partners, Inc.                                                      10,500             252,315
     *   American Healthways, Inc.                                                           89,300           3,506,811
     *   American Medical Systems Holdings, Inc.                                            182,266           3,638,029
     *   American Retirement Corp.                                                           78,400           1,073,296
         American Shared Hospital Services                                                    5,100              30,600
     *   AMICAS, Inc.                                                                       115,080             490,241
     *   AMN Healthcare Services, Inc.                                                       76,500           1,104,660
     *   Amsurg Corp.                                                                        79,033           2,130,743
         Analogic Corp.                                                                      35,600           1,512,644
     *   Andrx Corp.                                                                          2,800              55,944
     *   Angeion Corp.                                                                          215                 514
     *   AngioDynamics, Inc.                                                                  7,332             144,880
     *   Anika Therapeutics, Inc.                                                            19,800             299,574
   * #   Antigenics, Inc.                                                                   121,813             816,147

     *   AP Pharma, Inc.                                                                     45,823              73,317
   * #   Aphton Corp.                                                                        94,488              65,197
     *   Applera Corp. - Celera Genomics Group                                              195,700           1,941,344
     *   Applied Imaging Corp.                                                                3,775               5,360
     *   Apria Healthcare Group, Inc.                                                        55,300           1,741,950
     *   Aradigm Corp.                                                                       82,790              89,413
     *   Arena Pharmaceuticals, Inc.                                                         77,685             532,142
     *   Argonaut Technologies, Inc.                                                          8,699               8,177
     *   Ariad Pharmaceuticals, Inc.                                                        142,131             857,050
     *   Arqule, Inc.                                                                        86,933             569,411
     *   Array BioPharma, Inc.                                                               99,503             620,899
     #   Arrhythmia Research Technology, Inc.                                                 6,900             123,510
         Arrow International, Inc.                                                          109,900           3,714,620
     *   Arthrocare Corp.                                                                    49,692           1,602,070
     *   Aspect Medical Systems, Inc.                                                        55,386           1,781,214
   * #   AtheroGenics, Inc.                                                                  96,100           1,369,425
         Atrion Corp.                                                                         1,700             111,095
     *   ATS Medical, Inc.                                                                   38,197             124,140
     *   AVANIR Pharmaceuticals Class A                                                     263,700             653,976
     *   Avant Immunotherapeutics, Inc.                                                     141,134             200,410
     *   AVI BioPharma, Inc.                                                                114,800             270,928
     *   Avigen, Inc.                                                                        54,843             163,981
   * #   AXM Pharma, Inc.                                                                    47,000              84,130
     *   Axonyx, Inc.                                                                         1,300               1,677
     *   Bentley Pharmaceuticals, Inc.                                                       55,360             602,870
     *   Beverly Enterprises, Inc.                                                          270,200           3,342,374
     *   Bioanalytical Systems, Inc.                                                          4,600              29,210
     *   BioCryst Pharmaceuticals, Inc.                                                      70,536             328,698
     *   Bioenvision, Inc.                                                                   97,262             634,148
     *   Bio-Imaging Technologies, Inc.                                                      29,290              88,456
     #   BioLase Technology, Inc.                                                            61,408             433,540
     *   Bio-Logic Systems Corp.                                                              6,300              37,734
     *   BioMarin Pharmaceutical, Inc.                                                      167,685           1,140,258
     *   Bio-Rad Laboratories, Inc. Class A                                                  20,000           1,077,600
     *   Bio-Reference Laboratories, Inc.                                                    34,246             503,416
     *   BioSante Pharmaceuticals, Inc.                                                      49,300             182,410
     *   BioScrip, Inc.                                                                      82,505             431,501
     *   Biosite, Inc.                                                                       45,345           2,480,825
     *   Biosource International, Inc.                                                        9,600              97,536
     *   Biospecifics Technologies Corp.                                                      4,500               4,950
     *   BioSphere Medical, Inc.                                                             38,400             180,864
     *   BioTime, Inc.                                                                       11,000               6,600
     *   Bioveris Corp.                                                                      30,900             157,281
     *   Bone Care International, Inc.                                                       53,909           1,764,981
   * #   Bradley Pharmaceuticals, Inc.                                                       40,051             400,911
   * #   BriteSmile, Inc.                                                                       785               2,747
     *   Bruker BioSciences Corp.                                                           231,692             973,106
     *   Caliper Life Sciences, Inc.                                                         79,324             488,636
     *   CancerVax Corp.                                                                     64,300             191,614
     *   Candela Corp.                                                                       60,910             623,109
     *   Cantel Medical Corp.                                                                39,660           1,217,562
     *   Capital Senior Living Corp.                                                         69,300             419,958
     *   Caprius, Inc.                                                                           27                  81
     *   Caraco Pharmaceutical Laboratories, Ltd.                                            67,350             483,573
     *   Cardiac Sciences, Inc.                                                             132,830             130,173

     *   CardioDynamics International Corp.                                                 126,602             281,056
   * #   Cardiotech International, Inc.                                                      47,263              88,382
   * #   Cell Genesys, Inc.                                                                 115,152             669,033
   * #   Cell Therapeutics, Inc.                                                            158,300             470,151
   * #   Cellegy Pharmaceuticals, Inc.                                                       64,796             116,633
     *   Centene Corp.                                                                      111,900           3,597,585
     *   Cepheid, Inc.                                                                      113,806           1,035,635
     *   Cerus Corp.                                                                         60,000             245,400
     *   Chad Therapeutics, Inc.                                                             10,000              40,700
         Chemed Corp.                                                                        64,800           2,739,744
     *   Cholestech Corp.                                                                    38,800             355,020
     *   Ciphergen Biosystems, Inc.                                                          75,886             156,325
   * #   Clarient, Inc.                                                                      20,200              28,684
         Clinical Data, Inc.                                                                  1,787              31,094
     *   Closure Medical Corp.                                                               41,627           1,122,680
         CNS, Inc.                                                                           36,320             762,720
     *   Coast Dental Services, Inc.                                                          2,066               7,438
     *   Collagenex Pharmaceuticals, Inc.                                                    38,843             191,496
     *   Columbia Laboratories, Inc.                                                        104,400             271,440
     *   Compex Technologies, Inc.                                                           31,654             119,019
         Computer Programs & Systems, Inc.                                                   31,100           1,053,668
     *   Conceptus, Inc.                                                                     74,236             395,678
     *   Conmed Corp.                                                                        79,654           2,496,356
     *   Connetics Corp.                                                                     96,160           2,141,483
     *   Corautus Genetics, Inc.                                                              1,542               6,091
     *   Corgentech, Inc.                                                                     2,700               6,480
     *   Corixa Corp.                                                                       160,458             681,946
     *   Cortex Pharmaceuticals, Inc.                                                         3,500               8,190
     *   Corvel Corp.                                                                        10,900             289,286
     *   Cotherix, Inc.                                                                      37,600             342,160
     *   Critical Therapeutics, Inc.                                                         16,500              96,690
     *   Criticare Systems, Inc.                                                             29,800             138,272
     *   Cross Country Healthcare, Inc.                                                      83,757           1,419,681
   * #   CryoLife, Inc.                                                                      63,000             456,750
     *   Cubist Pharmaceuticals, Inc.                                                       133,040           1,331,730
   * #   CuraGen Corp.                                                                      134,760             576,773
   * #   Curative Health Services, Inc.                                                      39,000             100,230
     *   Curis, Inc.                                                                        124,449             492,818
     *   CV Therapeutics, Inc.                                                               97,005           1,961,441
     *   Cyberonics, Inc.                                                                    64,500           2,353,605
     *   Cygnus, Inc.                                                                           100                  13
     *   Cypress Bioscience, Inc.                                                            79,433             965,111
   * #   Cytogen Corp.                                                                       41,870             226,935
   * #   CytRx Corp.                                                                          1,700               1,445
         D&K Healthcare Resources, Inc.                                                      38,030             310,325
         Datascope Corp.                                                                     39,134           1,191,239
     *   Daxor Corp.                                                                          4,600              94,760
     *   Del Global Technologies Corp.                                                       10,927              30,760
   * #   Dendreon Corp.                                                                     156,681             828,842
     *   Dendrite International, Inc.                                                       113,208           1,754,724
     *   DepoMed, Inc.                                                                       92,134             407,232
         Diagnostic Products Corp.                                                           75,800           3,300,332
     *   Digene Corp.                                                                        54,000           1,358,640
   * #   Digital Angel Corp.                                                                112,800             442,176
     *   Discovery Laboratories, Inc.                                                       114,123             804,567

     *   Discovery Partners International, Inc.                                              67,953             200,461
     *   Diversa Corp.                                                                      116,578             582,890
     *   DJ Orthopedics, Inc.                                                                57,900           1,606,725
     *   DOV Pharmaceutical, Inc.                                                            56,428             852,063
   * #   Durect Corp.                                                                       139,866             502,119
     *   DUSA Pharmaceuticals, Inc.                                                          44,700             500,193
     *   Dyax Corp.                                                                          81,900             380,835
   * #   Dynacq Healthcare, Inc.                                                             22,200             104,562
     *   Eclipsys Corp.                                                                      17,600             236,192
     *   Elite Pharmaceuticals, Inc.                                                         50,900             152,700
     *   Embrex, Inc.                                                                        16,700             187,374
     *   Emeritus Corp.                                                                      14,100             186,120
     *   Emisphere Technologies, Inc.                                                        49,856             193,441
     *   Encore Medical Corp.                                                               135,800             689,864
     *   Encysive Pharmaceuticals, Inc.                                                     149,998           1,529,980
   * #   Endocare, Inc.                                                                      25,800              80,109
     *   Endologix, Inc.                                                                     82,351             358,227
     *   Enpath Medical, Inc.                                                                11,600              77,372
     *   Entremed, Inc.                                                                     107,800             287,826
     *   Enzo Biochem, Inc.                                                                  84,304           1,287,322
     *   Enzon Pharmaceuticals, Inc.                                                         51,600             313,212
   * #   EP Medsystems, Inc.                                                                 14,900              38,740
     *   Epimmune, Inc.                                                                      19,800              17,365
     *   EPIX Pharmaceuticals, Inc.                                                          60,428             479,194
     *   eResearch Technology, Inc.                                                         133,710           1,636,610
     *   Ergo Science Corp.                                                                   7,150              19,662
     *   Escalon Medical Corp.                                                                3,200              25,440
     *   Exact Sciences Corp.                                                                68,105             197,505
     *   Exactech, Inc.                                                                      10,800             144,720
     *   Exelixis, Inc.                                                                     197,823           1,388,717
         E-Z-EM, Inc.                                                                         8,562             126,033
     *   First Horizon Pharmaceutical Corp.                                                  93,864           1,764,643
     *   Fischer Imaging Corp.                                                                9,100              25,298
     *   Five Star Quality Care, Inc.                                                        31,600             215,512
     *   Genaera Corp.                                                                       23,000              46,230
     *   Genaissance Pharmaceuticals, Inc.                                                   61,375              55,851
     *   Gene Logic, Inc.                                                                    82,272             277,257
     *   Genesis HealthCare Corp.                                                            51,450           2,237,561
     *   Genta, Inc.                                                                        162,275             180,125
     *   Gentiva Health Services, Inc.                                                       16,850             267,747
     *   GenVec, Inc.                                                                       116,369             215,283
   * #   Geron Corp.                                                                        141,209           1,129,672
     *   GTC Biotherapeutics, Inc.                                                           59,964              80,352
     *   Guilford Pharmaceuticals, Inc.                                                     115,520             291,110
     *   Haemonetics Corp.                                                                   67,300           2,739,110
     *   Hanger Orthopedic Group, Inc.                                                       49,552             252,715
     *   Harvard Bioscience, Inc.                                                            78,817             253,791
     *   HealthAxis, Inc.                                                                       750               1,425
     *   HealthExtras, Inc.                                                                  96,076           1,646,743
     *   HealthTronics Surgical Services, Inc.                                               86,210           1,094,005
   * #   Hemispherx Biopharma, Inc.                                                          95,100             152,160
     *   Hi-Tech Pharmacal, Inc.                                                             20,250             608,715
     *   HMS Holdings Corp.                                                                  50,688             314,266
     *   Hollis-Eden Pharmaceuticals, Inc.                                                   50,053             424,950
     *   Hologic, Inc.                                                                       54,300           1,998,783

         Hooper Holmes, Inc.                                                                184,000             736,000
     *   Horizon Health Corp.                                                                 9,900             434,115
     *   Human Genome Sciences, Inc.                                                        115,329           1,300,911
     *   ICOS Corp.                                                                           3,915              84,564
     *   ICU Medical, Inc.                                                                   35,250           1,162,193
     *   IDX Systems Corp.                                                                   80,451           2,566,387
     *   I-Flow Corp.                                                                        58,000             947,720
     *   IGI, Inc.                                                                            2,100               2,625
     *   Illumina, Inc.                                                                      99,042           1,039,941
   * #   Immtech International, Inc.                                                         27,700             352,344
     *   Immucor, Inc.                                                                      117,218           3,926,803
     *   ImmunoGen, Inc.                                                                    106,253             633,268
   * #   Immunomedics, Inc.                                                                 140,600             253,080
     *   Impath, Inc.                                                                        21,600              95,904
     *   Impax Laboratoroes, Inc.                                                           152,044           2,493,522
   * #   Implant Sciences Corp.                                                              22,300              63,332
     *   Incyte Corp.                                                                       215,405           1,643,540
     *   Indevus Pharmaceuticals, Inc.                                                      119,394             409,521
     *   Inhibitex, Inc.                                                                     33,100             224,749
     *   InKine Pharmaceutical Co., Inc.                                                     21,400              48,792
     *   Innovative Clinical Solutions, Ltd.                                                    568                   2
   * #   Insite Vision, Inc.                                                                 18,000              11,340
   * #   Insmed, Inc.                                                                        69,118              87,780
     *   Inspire Pharmaceuticals, Inc.                                                      108,869             707,649
     *   Integra LifeSciences Holdings                                                       76,255           2,548,442
     *   IntegraMed America, Inc.                                                             3,100              32,395
     *   Interferon Scientific, Inc.                                                          1,135                 148
     *   Intermagnetics General Corp.                                                        72,842           2,102,949
     *   InterMune, Inc.                                                                     84,700           1,017,247
   * #   Interpharm Holdings, Inc.                                                           57,600              74,880
     *   IntraBiotics Pharmaceuticals, Inc.                                                  19,300              66,585
   * #   Introgen Therapeutics, Inc.                                                         79,911             570,565
     *   Intuitive Surgical, Inc.                                                            81,623           4,040,339
         Invacare Corp.                                                                      76,100           3,394,821
     *   Inverness Medical Innovations, Inc.                                                  7,461             211,146
     *   Iomed, Inc.                                                                         16,500              34,650
     *   Iridex Corp.                                                                         6,800              40,800
     *   IRIS International, Inc.                                                            42,424             810,723
     *   Isis Pharmaceuticals, Inc.                                                         143,200             524,112
   * #   Isolagen, Inc.                                                                      78,000             317,460
     *   Ista Pharmaceuticals, Inc.                                                          63,845             505,652
   * #   I-Trax, Inc.                                                                        58,600              90,830
     *   iVow, Inc.                                                                           6,500               2,925
     *   Kendle International, Inc.                                                          34,403             396,667
   * #   Kensey Nash Corp.                                                                   29,554             803,869
     *   Keryx Biopharmaceuticals, Inc.                                                      73,488             899,493
         Kewaunee Scientific Corp.                                                            2,000              15,980
     *   Kindred Healthcare, Inc.                                                            96,478           3,722,121
     *   Kos Pharmaceuticals, Inc.                                                            2,529             145,999
     *   Kosan Biosciences, Inc.                                                             75,406             356,670
     *   K-V Pharmaceutical Co. Class A                                                      93,250           1,855,675
     *   K-V Pharmaceutical Co. Class B                                                      20,975             420,339
     *   Kyphon, Inc.                                                                       108,690           3,118,316
     *   La Jolla Pharmaceutical Co.                                                         91,400              74,034
     *   LabOne, Inc.                                                                        44,585           1,718,306

     *   Lannet Co., Inc.                                                                    58,830             294,150
   * #   Large Scale Biology Corp.                                                           29,900              24,518
     *   Laserscope                                                                          55,650           1,916,030
         LCA-Vision, Inc.                                                                    52,025           2,298,465
         Lectec Corp.                                                                         3,900               5,460
     *   Lexicon Genetics, Inc.                                                             164,918             798,203
     *   Lifecell Corp.                                                                      76,000           1,007,760
     *   Lifecore Biomedical, Inc.                                                           33,730             430,395
     *   Lifeline Systems, Inc.                                                               8,200             266,992
     *   LifePoint Hospitals, Inc.                                                           25,910           1,165,432
     *   Ligand Pharmaceuticals, Inc. Class B                                               192,200           1,122,448
   * #   Lipid Sciences, Inc.                                                                64,108             338,490
     *   Luminex Corp.                                                                       80,772             804,489
     *   Magellan Health Services, Inc.                                                      69,382           2,252,834
     *   Martek Biosciences Corp.                                                            29,100           1,088,049
     *   Matria Healthcare, Inc.                                                             41,203           1,173,873
   * #   Matritech, Inc.                                                                     30,500              25,010
     *   Matrixx Initiatives, Inc.                                                           24,675             260,075
         Matthews International Corp. Class A                                                83,766           3,098,504
     *   Maxim Pharmaceuticals, Inc.                                                         66,333             100,826
     *   Maxygen, Inc.                                                                       91,052             712,937
     *   Medarex, Inc.                                                                      265,262           2,010,686
     *   MedCath Corp.                                                                       46,849           1,213,858
   * #   Med-Design Corp.                                                                    25,262              17,178
     *   Medical Action Industries, Inc.                                                     26,639             472,309
     *   Medical Staffing Network Holdings, Inc.                                             77,800             422,454
     *   Medicore, Inc.                                                                       3,800              45,220
     *   MEDTOX Scientific, Inc.                                                              7,545              45,270
     *   Memory Pharmaceuticals Corp.                                                           200                 496
     *   Memry Corp.                                                                         26,600              42,560
         Mentor Corp.                                                                       104,600           4,279,186
     *   Merge Technologies, Inc.                                                            34,094             593,236
         Meridian Bioscience, Inc.                                                           40,704             742,848
     *   Merit Medical Systems, Inc.                                                         68,076             995,952
         Mesa Laboratories, Inc.                                                              3,300              41,184
     *   Metropolitan Health Networks, Inc.                                                 121,800             315,462
     *   Micro Therapeutics, Inc.                                                           123,731             494,924
     *   Microtek Medical Holdings, Inc.                                                    110,416             388,664
   * #   Milestone Scientific, Inc.                                                          16,300              38,305
     *   Miravant Medical Technologies                                                        1,800               1,116
     *   Molecular Devices Corp.                                                             44,540             860,513
     *   Molina Healthcare, Inc.                                                              7,400             316,720
     *   Myogen, Inc.                                                                         7,400              48,988
     *   Myriad Genetics, Inc.                                                               79,957           1,316,092
     *   Nabi Biopharmaceuticals                                                            152,850           1,878,527
   * #   Nanogen, Inc.                                                                      123,810             505,145
   * #   Nastech Pharmaceutical Co., Inc.                                                    46,433             564,161
     *   National Dentex Corp.                                                                5,250              98,438
         National Home Health Care Corp.                                                      5,465              72,521
     *   National Medical Health Card Systems, Inc.                                          12,600             290,052
         National Research Corp.                                                              7,000              99,610
     *   Natus Medical, Inc.                                                                 45,400             458,540
         NDCHealth Corp.                                                                     93,600           1,568,736
     *   Nektar Therapeutics                                                                220,283           4,026,773
     *   Neogen Corp.                                                                        24,125             351,284

     *   Neopharm, Inc.                                                                      60,517             593,672
     *   Neose Technologies, Inc.                                                            60,701             159,644
     *   Neurobiological Technologies, Inc.                                                   2,700               8,964
     *   Neurocrine Biosciences, Inc.                                                        26,900           1,013,323
     *   Neurogen Corp.                                                                      89,107             602,363
     *   New Brunswick Scientific Co., Inc.                                                   7,660              40,981
     *   NMT Medical, Inc.                                                                   19,400             169,750
     *   North American Scientific, Inc.                                                     39,750             119,250
     *   Northfield Laboratories, Inc.                                                       67,685             883,966
     *   NovaMed, Inc.                                                                       55,400             342,926
   * #   Novavax, Inc.                                                                      102,771             140,796
     *   Noven Pharmaceuticals, Inc.                                                         60,908           1,096,344
     *   Novoste Corp.                                                                       27,000              22,410
     *   NPS Pharmaceuticals, Inc.                                                           97,120           1,123,678
     *   Nutraceutical International Corp.                                                   30,064             396,544
   * #   Nutrition 21, Inc.                                                                   3,400               3,298
     *   NuVasive, Inc.                                                                         800              12,560
     *   Nuvelo, Inc.                                                                       104,581             775,991
         NWH, Inc.                                                                            4,200              63,000
   * #   OCA, Inc.                                                                          130,851             536,489
     *   Odyssey Healthcare, Inc.                                                            95,200           1,262,352
     *   Omnicell, Inc.                                                                      65,776             427,544
     *   Onyx Pharmaceuticals, Inc.                                                          91,700           2,291,583
     *   Optical Sensors, Inc.                                                                1,633               3,756
         Option Care, Inc.                                                                   83,550           1,111,215
     *   OraSure Technologies, Inc.                                                         115,850             962,714
     *   Orchid Biosciences, Inc.                                                            58,160             565,315
     *   Orphan Medical, Inc.                                                                10,300             109,592
     *   Orthologic Corp.                                                                    98,863             401,384
     *   Oscient Pharmaceutical Corp.                                                       182,400             300,960
     *   Osteotech, Inc.                                                                     43,500             125,715
         Owens & Minor, Inc.                                                                102,900           3,189,900
   * #   Oxigene, Inc.                                                                       16,000              73,440
     *   Pain Therapeutics, Inc.                                                            111,822             587,066
     *   PainCare Holdings, Inc.                                                            116,100             476,010
     *   Palatin Technologies, Inc.                                                              62                 125
     *   Palomar Medical Technologies, Inc.                                                  43,394             991,553
     *   Par Pharmaceutical Companies, Inc.                                                  88,100           2,819,200
     *   Parexel International Corp.                                                         67,962           1,240,307
     *   Patient Infosystems, Inc.                                                              733               4,178
     *   PDI, Inc.                                                                           38,159             457,908
     *   Pediatric Services of America, Inc.                                                 18,680             246,389
     *   Pediatrix Medical Group, Inc.                                                       51,600           3,799,308
     *   Penwest Pharmaceuticals Co.                                                         55,800             674,064
         Perrigo Co.                                                                        186,047           2,891,170
     *   Per-Se Technologies, Inc.                                                           78,427           1,487,760
     *   Pharmacopia Drug Discovery, Inc.                                                    26,450             128,018
   * #   Pharmacyclics, Inc.                                                                 51,301             411,434
   * #   Pharmanetics, Inc.                                                                   1,000                 275
     *   PhotoMedex, Inc.                                                                    65,295             139,731
     *   Physiometrix, Inc.                                                                   7,200               5,184
     *   Point Therapeutics, Inc.                                                               660               3,056
         PolyMedica Corp.                                                                    72,149           2,532,430
     *   Possis Medical, Inc.                                                                44,554             469,154
     *   Pozen, Inc.                                                                         75,167             553,981

     *   PRAECIS Pharmaceuticals, Inc.                                                       97,104              64,089
   * #   Premier Laser Systems, Inc. Class A                                                  3,400                   1
     *   Priority Healthcare Corp.                                                           96,039           2,197,372
     *   Progenics Pharmaceuticals, Inc.                                                     46,300             926,000
     *   ProxyMed, Inc.                                                                      10,679              68,025
     *   PSS World Medical, Inc.                                                            168,100           1,973,494
         Psychemedics Corp.                                                                   5,225              75,763
     *   Psychiatric Solutions, Inc.                                                         53,233           2,179,891
     *   Pure World, Inc.                                                                     7,600              15,048
     *   QLT, Inc.                                                                           38,900             403,393
   * #   QuadraMed Corp.                                                                     38,906              59,526
     *   Questcor Pharmaceuticals, Inc.                                                      26,700              16,020
     *   Quidel Corp.                                                                        80,635             353,181
     *   Quigley Corp.                                                                       24,006             212,453
     *   Quinton Cardiology Systems, Inc.                                                    34,800             278,052
     *   Radiation Therapy Services, Inc.                                                     9,100             188,370
     *   Radiologix, Inc.                                                                    56,700             222,831
     *   Regeneration Technologies, Inc.                                                     69,240             465,985
     *   Regeneron Pharmaceuticals, Inc.                                                    139,337             868,070
     *   RehabCare Group, Inc.                                                               42,700           1,186,633
     *   Repligen Corp.                                                                      72,100             165,109
     *   Res-Care, Inc.                                                                      37,785             503,674
     *   Rigel Pharmaceuticals, Inc.                                                         11,822             211,496
     *   Rita Medical Systems, Inc.                                                          97,521             259,406
     *   Rochester Medical Corp.                                                              5,300              54,908
   * #   Rural/Metro Corp.                                                                   14,000             105,126
     *   Sangamo BioSciences, Inc.                                                           65,897             247,114
     *   Savient Pharmaceuticals, Inc.                                                       76,600             257,376
     *   Schick Technologies, Inc.                                                            9,000             171,900
     *   Sciclone Pharmaceuticals, Inc.                                                     123,969             308,683
     *   Seattle Genetics, Inc.                                                             109,565             529,199
   * #   Senesco Technologies, Inc.                                                          28,000              61,040
     *   Sequenom, Inc.                                                                      61,006              57,956
     *   SeraCare Life Sciences, Inc.                                                         4,080              55,202
     *   Serologicals Corp.                                                                  89,922           1,932,424
     *   SFBC International, Inc.                                                            47,518           1,663,605
     *   Sierra Health Services, Inc.                                                        58,036           3,834,439
   * #   Sirna Therapeutics, Inc.                                                            99,875             219,725
     *   Sonic Innovations, Inc.                                                             54,300             236,205
     *   SonoSite, Inc.                                                                      39,945           1,226,312
     *   Sonus Pharmaceuticals, Inc.                                                         55,550             179,982
         Span-American Medical System, Inc.                                                   2,400              24,720
     *   Specialty Laboratories, Inc.                                                        60,000             493,200
     *   Spectranetics Corp.                                                                 65,882             376,186
     *   Spectrum Pharmaceuticals, Inc.                                                      39,808             207,400
     *   SRI/Surgical Express, Inc.                                                           8,700              39,455
     *   Staar Surgical Co.                                                                  53,600             210,648
   * #   StemCells, Inc.                                                                      2,600              10,790
     *   Stratagene Corp.                                                                     4,926              42,216
     *   Strategic Diagnostics, Inc.                                                         50,100             140,781
     *   Sun Healthcare Group, Inc.                                                          39,392             275,744
     *   Suncoast Naturals, Inc.                                                                950                 107
     *   SunLink Health Systems, Inc.                                                         1,048               8,478
   * #   Sunrise Senior Living, Inc.                                                         52,865           2,756,910
     *   SuperGen, Inc.                                                                     132,959             668,784

     *   SurModics, Inc.                                                                     47,092           1,856,367
     *   Sybron Dental Specialties, Inc.                                                     99,700           3,695,879
     *   Symbion, Inc.                                                                        1,000              23,600
     *   Synovis Life Technologies, Inc.                                                     29,700             227,205
     *   Synthetech, Inc.                                                                    16,200               9,769
     *   Tanox, Inc.                                                                        113,954           1,128,145
     *   Telik, Inc.                                                                        133,900           1,909,414
     *   The Medicines Co.                                                                  125,092           2,744,518
     *   Theragenics Corp.                                                                   77,900             267,197
     *   Third Wave Technologies, Inc.                                                      106,973             402,218
     *   Thoratec Corp.                                                                     126,743           1,893,540
     *   Titan Pharmaceuticals, Inc.                                                         84,100             180,815
     *   TLC Vision Corp.                                                                    33,060             285,969
     *   Transgenomic, Inc.                                                                  10,749               7,309
     *   Transkaryotic Therapies, Inc.                                                       90,386           3,072,220
     *   Trestle Holdings, Inc.                                                                 450                 720
     *   Trimeris, Inc.                                                                      56,878             577,312
     *   TriPath Imaging, Inc.                                                               98,952             849,998
     *   Tripos, Inc.                                                                        10,620              38,232
     *   TriZetto Group, Inc.                                                               118,732           1,648,000
     *   U.S. Physical Therapy, Inc.                                                         32,298             517,737
     *   United Surgical Partners International, Inc.                                        74,117           3,567,992
     *   United Therapeutics Corp.                                                           58,458           2,920,562
     *   Urologix, Inc.                                                                      37,142             162,311
     #   Utah Medical Products, Inc.                                                          5,000             108,800
     *   V.I. Technologies, Inc.                                                             18,206              53,708
     *   Varian, Inc.                                                                        91,299           3,396,323
   * #   Vascular Solutions, Inc.                                                            36,900             442,062
     *   Vaxgen, Inc.                                                                        42,400             421,456
     *   Ventana Medical Systems, Inc.                                                       91,342           3,859,200
     *   Ventiv Health, Inc.                                                                 65,677           1,333,243
     *   Vertex Pharmaceuticals, Inc.                                                       211,129           2,938,916
     *   Viasys Healthcare, Inc.                                                             15,100             351,075
     *   Vical, Inc.                                                                         47,255             179,569
     *   Vicuron Pharmaceuticals, Inc.                                                      157,650           2,598,072
     *   Virbac Corp.                                                                        22,000              72,050
     *   Virologic, Inc.                                                                    201,960             551,351
   * #   ViroPharma, Inc.                                                                    65,625             285,469
     *   Vision-Sciences, Inc.                                                                5,100              13,719
     *   VistaCare, Inc.                                                                        500               8,920
   * #   Vital Images, Inc.                                                                  30,392             542,497
         Vital Signs, Inc.                                                                   33,840           1,427,033
     *   Vivus, Inc.                                                                        111,164             264,570
         West Pharmaceutical Services, Inc.                                                  80,600           2,243,904
     *   Wilson Greatbatch Technologies, Inc.                                                56,100           1,348,644
     *   Wright Medical Group, Inc.                                                          88,026           2,424,236
     *   Zevex International, Inc.                                                            3,400              13,957
     *   Zila, Inc.                                                                         118,529             343,734
     *   Zoll Medical Corp.                                                                  24,862             590,224
     *   ZymeTx, Inc.                                                                           700                  39
     *   Zymogenetics, Inc.                                                                 145,639           2,535,575
                                                                                                       ----------------
Total Health Care
(Cost $356,009,402)                                                                                         364,979,811
                                                                                                       ----------------

Financials -- (12.1%)
         1st Independence Financial Group, Inc.                                               1,100              20,900
         1st Source Corp.                                                                    53,131           1,157,193
    #    21st Century Holding Co.                                                             1,650              21,450
         21st Century Insurance Group                                                       214,200           2,983,806
    *    A. B. Watley Group, Inc.                                                             9,400                 564
         ABC Bancorp                                                                         11,292             200,433
  * #    Acacia Research-Acacia Technologies                                                 20,960             117,586
    *    Accredited Home Lenders Holding Co.                                                 55,056           2,310,700
    *    ACE Cash Express, Inc.                                                              36,832             803,306
         Advanta Corp. Class A                                                               25,017             573,640
         Advanta Corp. Class B Non-Voting                                                    49,242           1,214,800
    *    Aether Systems, Inc.                                                               114,042             356,951
  * #    Agility Capital, Inc.                                                                  500                   3
  * #    Aixtron AG                                                                          36,373             117,849
         Alabama National Bancorporation                                                     45,846           2,882,796
         Alfa Corp.                                                                         209,478           2,999,725
    *    Allmerica Financial Corp.                                                           11,700             408,564
         Amcore Financial, Inc.                                                              66,665           1,857,287
         Amegy Bancorporation, Inc.                                                         183,720           3,272,053
    *    AMEN Properties, Inc.                                                                1,975              10,053
  * #    American Business Financial Services, Inc.                                           5,074                 317
    *    American Independence Corp.                                                          8,400             111,300
    *    American Physicians Capital, Inc.                                                   22,400             776,160
         American Physicians Services Group, Inc.                                               100               1,240
    *    American West Bancorporation                                                         3,552              70,223
         Americana Bancorp                                                                    2,712              38,809
    *    AmeriServe Financial, Inc.                                                          50,766             277,182
         AmerUs Group Co.                                                                    27,644           1,315,578
         Anchor Bancorp Wisconsin, Inc.                                                      60,417           1,668,718
    *    Arch Capital Group, Ltd.                                                             5,900             263,435
    *    Argonaut Group, Inc.                                                                74,701           1,564,239
         Arrow Financial Corp.                                                               10,239             276,453
         ASB Financial Corp.                                                                  1,000              22,375
         ASTA Funding, Inc.                                                                   1,900              53,048
    *    Atlantic American Corp.                                                             21,100              63,722
         Baldwin & Lyons, Inc. Class B                                                       17,725             455,532
    *    Bancinsurance Corp.                                                                  5,700              29,640
    *    Bancshares of Florida, Inc.                                                            100               1,600
         Bank of Granite Corp.                                                               16,400             297,824
         Bank of The Ozarks, Inc.                                                            42,900           1,356,498
         BankAtlantic Bancorp, Inc. Class A                                                  46,085             817,548
         BankUnited Financial Corp. Class A                                                  80,475           1,988,537
         Banner Corp.                                                                        31,251             831,589
         Bay View Capital Corp.                                                              17,155             271,907
         Beverly Hills Bancorp, Inc.                                                         20,837             217,747
    *    BFC Financial Corp.                                                                 10,938              98,880
    *    BNS Holding, Inc. Class A                                                            4,120              28,428
         Boston Private Financial Holdings, Inc.                                             74,500           1,823,760
         Bristol West Holdings, Inc.                                                            700              12,110
         Brookline Bancorp, Inc.                                                            153,619           2,335,009
         Bryn Mawr Bank Corp.                                                                 1,600              31,184
         C&F Financial Corp.                                                                    300              12,000
         California First National Bancorp                                                   10,400             120,640
         Camco Financial Corp.                                                                7,516             108,456
         Capital Corp. of the West                                                            9,082             220,238

    *    Capital Crossing Bank                                                               11,800             383,264
         Capital Southwest Corp.                                                                300              24,690
         Capitol Bancorp, Ltd.                                                                8,564             265,056
    *    Cardinal Financial Corp.                                                            47,258             430,048
         Cash America International, Inc.                                                    79,300           1,363,960
    #    Cavalry Bancorp, Inc.                                                                  500              11,000
         Center Bancorp, Inc.                                                                 1,984              23,635
         Center Financial Corp.                                                              27,190             581,050
         Central Bancorp, Inc.                                                                1,600              41,392
         Central Pacific Financial Corp.                                                     78,100           2,772,550
         Century Bancorp, Inc. Class A                                                        1,000              26,280
    *    Ceres Group, Inc.                                                                   89,695             513,952
         CFS Bancorp, Inc.                                                                   23,720             310,969
         Charter Financial Corp.                                                             22,811             793,823
         Chemical Financial Corp.                                                            65,873           2,106,619
         Chester Valley Bancorp, Inc.                                                           603              14,951
         Chittenden Corp.                                                                   125,253           3,287,891
         Citizens Banking Corp.                                                             112,417           3,257,845
    *    Citizens First Bancorp, Inc.                                                           750              15,757
         Citizens South Banking Corp.                                                        17,229             217,602
  * #    Citizens, Inc.                                                                      97,286             563,286
         City Holding Co.                                                                    44,692           1,509,696
         Clark, Inc.                                                                         49,524             718,098
    *    CNA Surety Corp.                                                                    90,918           1,256,487
         CoBiz, Inc.                                                                         12,825             230,593
         Columbia Banking System, Inc.                                                       41,987           1,032,880
         Commercial Bancshares, Inc.                                                          5,665             220,878
         Commercial Capital Bancorp, Inc.                                                    34,625             586,894
         Commercial Federal Corp.                                                           106,000           2,651,060
         Commercial National Financial Corp.                                                  3,200              68,000
         Community Bank System, Inc.                                                         79,500           1,852,350
         Community Bankshares, Inc.                                                             210               3,622
         Community Trust Bancorp, Inc.                                                       15,103             447,200
         Community West Bancshares                                                            5,500              66,990
  * #    CompuCredit Corp.                                                                  123,710           3,900,576
         Consolidated-Tokoma Land Co.                                                         6,100             468,175
    *    Consumer Portfolio Services, Inc.                                                    3,300              14,520
         Cooperative Bankshares, Inc.                                                         2,100              39,060
         Corus Bankshares, Inc.                                                              75,044           3,851,258
         Crawford & Co. Class A                                                              27,300             195,468
         Crawford & Co. Class B                                                              25,300             182,666
    *    Credit Acceptance Corp.                                                             95,699           1,350,313
         CVB Financial Corp.                                                                159,058           2,933,030
  * #    Danielson Holding Corp.                                                            107,650           1,749,312
         Delphi Financial Group, Inc. Class A                                                74,050           3,139,720
         Delta Financial Corp.                                                               54,700             495,035
         Dime Community Bancshares                                                           99,000           1,494,900
         Donegal Group, Inc. Class A                                                         14,221             262,520
         Donegal Group, Inc. Class B                                                          3,910              64,398
         Downey Financial Corp.                                                              17,976           1,348,560
         EFC Bancorp, Inc.                                                                    4,600             124,200
    *    E-Loan, Inc.                                                                       165,700             472,245
         EMC Insurance Group, Inc.                                                           11,300             201,592
    *    Encore Capital Group, Inc.                                                          58,100             892,416
    *    Epoch Holding Corp.                                                                  8,400              37,800

         ESB Financial Corp.                                                                 11,762             156,671
    *    eSpeed, Inc.                                                                        84,500             724,165
    *    EZCORP, Inc. Class A Non-Voting                                                     10,800             102,708
         F.N.B. Corp.                                                                       146,320           2,718,626
         FBL Financial Group, Inc. Class A                                                   71,000           1,899,250
         Federal Agriculture Mortgage Corporation                                            27,300             504,504
         Fidelity Bankshares, Inc.                                                           62,948           1,557,963
         Fidelity Southern Corp.                                                              8,800             142,736
         Financial Federal Corp.                                                             45,200           1,685,960
    *    Financial Industries Corp.                                                          12,482             106,721
    *    Firebrand Financial Group, Inc.                                                      9,100                 637
    *    First Acceptance Corp.                                                             112,100           1,003,295
         First Albany Companies, Inc.                                                         9,098              52,313
         First Bancorp                                                                        9,315             194,683
    *    First Bank of Delaware                                                               6,967              22,991
    *    First Cash Financial Services, Inc.                                                 41,581             723,509
         First Charter Corp.                                                                 77,808           1,715,666
         First Citizens BancShares, Inc.                                                      1,300             169,689
         First Commonwealth Financial Corp.                                                 180,951           2,417,505
         First Community Bancorp                                                             40,400           1,784,872
         First Community Bancshares, Inc.                                                    28,561             859,115
         First Defiance Financial Corp.                                                       6,859             183,410
         First Federal Bancshares of Arkansas, Inc.                                           5,800             142,042
         First Financial Bancorp                                                            112,957           2,033,226
         First Financial Bankshares, Inc.                                                    15,395             639,508
         First Financial Corp.                                                                2,550              69,105
         First Financial Holdings, Inc.                                                      31,964             909,056
         First Franklin Corp.                                                                   300               4,728
         First Indiana Corp.                                                                 40,322           1,086,678
    *    First Investors Financial Services Group, Inc.                                       5,400              25,785
         First Keystone Financial, Inc.                                                       2,000              34,620
         First M&F Corp.                                                                      2,100              69,961
    *    First Mariner Bancorp                                                                4,900              81,683
         First Merchants Corp.                                                               47,508           1,181,524
         First Midwest Bancorp, Inc.                                                          7,375             255,839
         First Mutual Bancshares, Inc.                                                        5,013             123,821
         First Niagara Financial Group, Inc.                                                269,404           3,507,640
         First Oak Brook Bancshares, Inc.                                                     3,150              86,908
         First PacTrust Bancorp, Inc.                                                         8,200             202,868
         First Place Financial Corp.                                                         38,858             765,114
         First Republic Bank                                                                 65,425           2,098,834
         First State Bancorporation                                                          39,876             736,111
         First United Corp.                                                                   3,500              70,840
         Firstbank Corp.                                                                      2,976              75,907
         FirstBank NW Corp.                                                                   2,928              76,567
    *    FirstCity Financial Corp.                                                           28,500             370,500
    *    FirstFed Financial Corp.                                                            42,900           2,324,322
         Flag Financial Corp.                                                                 6,500              96,850
         Flagstar Bancorp, Inc.                                                             159,500           3,151,720
         Flushing Financial Corp.                                                            50,014             844,736
         FMS Financial Corp.                                                                  3,300              57,865
         FNB Corp.                                                                            2,700              49,950
         FNB Financial Services Corp.                                                         2,625              55,624
         Foothill Independent Bancorp                                                         8,193             168,627
    *    FPIC Insurance Group, Inc.                                                          26,046             775,129

    *    Franklin Bank Corp.                                                                 34,744             594,122
         Frontier Financial Corp.                                                             7,100             176,790
         Gabelli Asset Management, Inc.                                                      18,800             820,620
         Gateway Financial Holdings, Inc.                                                    19,065             343,364
         GB & T Bancshares, Inc.                                                                875              18,865
         Glacier Bancorp, Inc.                                                               79,771           1,862,659
         Gold Banc Corp.                                                                     63,565             882,918
         Great American Financial Resources, Inc.                                            18,300             308,538
         Great Southern Bancorp, Inc.                                                        13,600             424,456
         Greater Bay Bancorp                                                                132,312           3,325,001
         Greater Communications Bancorp                                                       3,690              59,040
         Greene County Bancshares, Inc.                                                       1,900              54,625
    *    Grubb & Ellis Co.                                                                   14,900              89,400
         Guaranty Bancshares, Inc.                                                            3,000              61,230
         Guaranty Federal Bancshares, Inc.                                                    3,000              69,750
         Hancock Holding Co.                                                                 84,429           2,732,122
         Hanmi Financial Corp.                                                               12,900             207,303
         Harbor Florida Bancshares, Inc.                                                     61,991           2,205,020
         Harleysville Group, Inc.                                                            78,302           1,590,314
         Harleysville National Corp.                                                         68,134           1,571,851
         Heartland Financial USA, Inc.                                                        5,779             114,309
         Heritage Commerce Corp.                                                              2,800              51,856
         Heritage Financial Corp.                                                             7,500             163,125
         HF Financial Corp.                                                                   3,630              82,582
         Hilb Rogal Hamilton Co.                                                             93,300           3,180,597
         HMN Financial, Inc.                                                                  4,400             132,594
         Home Federal Bancorp                                                                 4,300             104,920
    #    Home Loan Financial Corp.                                                            1,700              33,303
         HopFed Bancorp, Inc.                                                                 2,100              33,642
         Horace Mann Educators Corp.                                                        111,338           2,026,352
         Horizon Financial Corp.                                                             25,674             516,047
         IBERIABANK Corp.                                                                    19,853           1,168,151
         ILX Resorts, Inc.                                                                    2,900              28,449
         Independence Holding Co.                                                             4,950              87,367
         Independent Bank Corp. MA                                                           39,823           1,112,256
         Independent Bank Corp. MI                                                           55,084           1,550,064
         Infinity Property & Casualty Corp.                                                  53,046           1,697,472
    *    Instinet Group, Inc.                                                                33,471             176,727
         Integra Bank Corp.                                                                  45,119             996,679
         Interchange Financial Services Corp.                                                18,900             343,224
    *    Investment Technology Group, Inc.                                                  109,100           2,153,634
         Investors Title Co.                                                                  1,400              49,308
         Irwin Financial Corp.                                                               73,500           1,542,765
    *    ITLA Capital Corp.                                                                   5,800             288,956
    *    Jones Lang LaSalle, Inc.                                                            83,100           3,524,271
    *    Kennedy-Wilson, Inc.                                                                 8,800              90,816
    *    KNBT Bancorp, Inc.                                                                   7,184             107,118
    *    Knight Capital Group, Inc.                                                         286,123           2,160,229
    *    LaBranche & Co., Inc.                                                              112,200             620,466
    *    Ladenburg Thalmann Financial Services, Inc.                                         26,069              15,902
         Lakeland Bancorp, Inc.                                                              13,119             199,671
         LandAmerica Financial Group, Inc.                                                   46,200           2,596,440
         Leesport Financial Corp.                                                               551              13,659
         LNB Bancorp, Inc.                                                                    1,200              20,028
         LSB Bancshares, Inc.                                                                 5,156              90,746

         LSB Corp.                                                                            4,300              69,015
         MAF Bancorp, Inc.                                                                   70,827           3,014,397
         Main Street Banks, Inc.                                                             55,524           1,464,168
         MASSBANK Corp.                                                                       4,700             167,555
    *    Matrix Bancorp, Inc.                                                                 6,500              83,200
    *    Mays (J.W.), Inc.                                                                      200               3,208
         MB Financial, Inc.                                                                  74,464           2,843,780
         MBT Financial Corp.                                                                 44,861             857,742
         MCG Capital Corp.                                                                  115,934           1,854,944
    *    Meadowbrook Insurance Group, Inc.                                                   75,600             389,340
         Medallion Finanacial Corp.                                                          45,822             424,312
         Mercantile Bank Corp.                                                                1,260              51,471
    *    Mercer Insurance Group, Inc.                                                         1,000              12,850
         Merchants Bancshares, Inc.                                                           6,150             162,852
         Merchants Group, Inc.                                                                1,300              32,630
         Meta Financial Group, Inc.                                                           2,400              50,640
    *    Metris Companies, Inc.                                                             150,700           1,956,086
         MetroCorp. Bancshares, Inc.                                                          7,000             145,600
         MFB Corp.                                                                            1,300              34,151
         MicroFinancial, Inc.                                                                15,200              59,128
         Midland Co.                                                                          6,600             210,870
         Mid-State Bancshares                                                                60,403           1,616,988
         Midwest Banc Holdings, Inc.                                                         46,520             930,400
         MutualFirst Financial, Inc.                                                          2,000              43,920
         Nara Bancorp, Inc.                                                                  60,711             843,276
         National Penn Bancshares, Inc.                                                      89,710           2,124,333
    *    National Western Life Insurance Co. Class A                                          1,000             183,375
    *    Navigators Group, Inc.                                                              32,984           1,096,388
         NBT Bancorp, Inc.                                                                   85,499           2,026,326
         NetBank, Inc.                                                                       57,533             478,099
         New Hampshire Thrift Bancshares, Inc.                                                  400               6,460
         NewMil Bancorp, Inc.                                                                 4,400             134,200
    *    Newtek Business Services, Inc.                                                      89,188             230,997
         North Central Bancshares, Inc.                                                       1,700              65,858
         Northeast Bancorp                                                                      900              19,728
         Northrim BanCorp, Inc.                                                               6,068             138,784
         Northwest Bancorp, Inc.                                                            131,309           2,613,049
         NYMAGIC, Inc.                                                                        8,700             177,915
         Oak Hill Financial, Inc.                                                             3,000              77,790
         OceanFirst Financial Corp.                                                          33,880             728,420
    *    Ocwen Financial Corp.                                                              162,434           1,174,398
         Ohio Casualty Corp.                                                                142,349           3,402,141
         Old National Bancorp                                                                96,100           1,905,663
         Omega Financial Corp.                                                                8,200             239,194
         Pacific Capital Bancorp                                                            118,247           3,996,749
    *    Pacific Mercantile Bancorp                                                           5,900              83,284
    *    Pacific Premier Bancorp, Inc.                                                        3,900              40,841
         Pamrapo Bancorp, Inc.                                                                5,100             111,690
         Park Bancorp, Inc.                                                                   1,200              36,156
         Parkvale Financial Corp.                                                             5,700             158,460
         Partners Trust Financial Group, Inc.                                                12,189             125,790
         PAULA Financial                                                                      6,100              10,736
    *    Penn Treaty American Corp.                                                          83,600             186,428
         Pennfed Financial Services, Inc.                                                    14,800             214,896
         Penns Woods Bancorp, Inc.                                                              770              37,391

         Peoples Bancorp, Inc.                                                                  300               5,909
         PFF Bancorp, Inc.                                                                   65,700           1,907,928
    *    Philadelphia Consolidated Holding Corp.                                             27,238           2,246,318
    *    Pinnacle Financial Partners, Inc.                                                   20,760             463,778
    *    Piper Jaffray Companies, Inc.                                                       53,800           1,520,926
    *    PMA Capital Corp. Class A                                                           82,308             611,548
         Pocahontas Bancorp, Inc.                                                             4,400              61,600
    *    Premier Financial Bancorp                                                            5,200              56,550
         Presidential Life Corp.                                                             75,392           1,142,189
    *    ProAssurance Corp.                                                                  75,850           2,967,252
         ProCentury Corp.                                                                     1,200              12,240
         Prosperity Bancshares, Inc.                                                         71,425           1,937,046
         Provident Bancorp, Inc.                                                             90,549           1,060,329
         Provident Bankshares Corp.                                                          86,093           2,723,983
         Provident Financial Holdings, Inc.                                                   8,325             231,601
         Provident Financial Services, Inc.                                                  16,553             294,312
         Pulaski Financial Corp.                                                              5,400             120,366
         Rainier Pacific Financial Group, Inc.                                                2,000              34,180
         Renasant Corp.                                                                       2,490              75,746
         Republic Bancorp, Inc.                                                             183,071           2,527,295
         Republic Bancorp, Inc. Class A                                                      15,986             364,801
    *    Republic First Bancorp, Inc.                                                         7,803             103,936
    *    Rewards Network, Inc.                                                               63,600             324,996
         Riverview Bancorp, Inc.                                                              4,500              96,750
         RLI Corp.                                                                           66,000           2,886,840
         Royal Bancshares of Pennsylvania, Inc. Class A                                       4,518             106,625
    *    RTW, Inc.                                                                            5,150              49,955
         S&T Bancorp, Inc.                                                                   68,981           2,424,682
         Sanders Morris Harris Group, Inc.                                                   54,739             894,983
         Sandy Spring Bancorp, Inc.                                                          38,050           1,263,260
    *    SCPIE Holdings, Inc.                                                                 9,300             104,346
         Seacoast Banking Corp. of Florida                                                   40,153             813,901
         Selective Insurance Group, Inc.                                                     71,361           3,434,605
    *    Siebert Financial Corp.                                                             22,300              65,785
         Sierra Bancorp                                                                       1,700              38,733
         Simmons First National Corp. Class A                                                36,427             893,919
         Sound Federal Bancorp, Inc.                                                         30,784             490,081
         Southern Banc Co., Inc.                                                                200               3,035
         Southside Banchares, Inc.                                                              348               6,835
         Southwest Bancorp, Inc.                                                             31,700             573,770
    *    Standard Management Corp.                                                            7,600              13,680
         State Auto Financial Corp.                                                         103,912           2,805,624
         State Financial Services Corp. Class A                                               7,800             309,660
         Sterling Bancorp                                                                    47,351           1,001,474
         Sterling Bancshares, Inc.                                                          116,799           1,588,466
    *    Sterling Financial Corp.                                                            59,270           2,095,194
         Stewart Information Services Corp.                                                  47,100           1,848,675
    *    Stifel Financial Corp.                                                              25,200             532,224
    *    Stratus Properties, Inc.                                                             7,050             117,594
         Suffolk Bancorp                                                                      8,600             269,524
         Summit Bancshares, Inc.                                                              4,000              70,560
         Summit Bank Corp.                                                                    2,520              35,305
    *    Sun Bancorp, Inc.                                                                   45,666             947,113
    *    Superior Essex, Inc.                                                                21,408             359,012
         Susquehanna Bancshares, Inc.                                                       116,691           2,655,887

    *    SVB Financial Group                                                                 71,258           3,403,282
         SWS Group, Inc.                                                                     34,518             547,110
         Teche Holding Co.                                                                      700              25,305
    *    Tejon Ranch Co.                                                                     13,900             721,410
         Texas Regional Banchshares, Inc. Class A                                            82,660           2,379,781
         Texas United Bancshares, Inc.                                                          100               1,739
         TF Financial Corp.                                                                   2,600              75,400
    *    Thackeray Corp.                                                                      4,100                   0
    *    Thackeray Corp. Escrow Shares                                                        4,100                 820
    *    The Banc Corp.                                                                      45,200             474,600
         The Colonial BancGroup, Inc.                                                         8,500             189,465
    #    The Phoenix Companies, Inc.                                                        246,900           2,839,350
    *    The Washtenaw Group, Inc.                                                            1,500               1,875
         TierOne Corp.                                                                       47,512           1,146,227
         Timberland Bancorp, Inc.                                                             3,900              89,739
         Tompkins County Trustco, Inc.                                                          399              16,479
    *    Tradestation Group, Inc.                                                           108,600             800,382
    *    Trammell Crow Co.                                                                   91,400           2,061,070
    *    Triad Guaranty, Inc.                                                                36,814           1,995,319
         Trico Bancshares                                                                     9,900             201,960
         TrustCo Bank Corp. NY                                                              194,804           2,425,310
         UICI                                                                               118,900           2,990,335
         UMB Financial Corp.                                                                 56,265           3,133,960
         Umpqua Holdings Corp.                                                              110,236           2,569,601
    *    Unico American Corp.                                                                 5,500              50,325
         Union Bankshares Corp.                                                                 170               6,164
         Union Community Bancorp                                                              2,300              37,904
    *    United America Idemnity, Ltd.                                                       24,043             409,933
         United Bankshares, Inc.                                                             86,576           2,895,967
         United Community Banks, Inc.                                                        96,391           2,407,847
         United Community Financial Corp.                                                    78,072             820,537
         United Financial Corp.                                                                 660              16,153
    *    United Financial Mortgage Corp.                                                     10,400              45,032
         United Fire & Casualty Co.                                                          12,400             488,188
    *    United PanAm Financial Corp.                                                           600              14,292
    #    United Security Bancshares                                                           2,000              51,592
         Unity Bancorp, Inc.                                                                  5,733              70,229
    *    Universal American Financial Corp.                                                 143,652           2,720,769
         Unizan Financial Corp.                                                              33,197             846,192
    *    USA Mobility, Inc.                                                                  42,300           1,119,258
         USB Holding Co., Inc.                                                               17,953             379,367
         Vail Banks, Inc.                                                                     1,300              18,200
         Vesta Insurance Group, Inc.                                                         93,800             236,376
    *    Virginia Commerce Bancorp, Inc.                                                        625              13,962
         Washington Banking Co.                                                               6,240              89,232
         Washington Savings Bank, FSB                                                         2,400              20,784
         Washington Trust Bancorp, Inc.                                                      33,863             954,598
         Wesbanco, Inc.                                                                      57,861           1,710,950
         West Bancorporation                                                                 35,716             636,102
         West Coast Bancorp                                                                  38,629             840,567
         Westamerica Bancorporation                                                           3,713             195,489
         Westbank Corp.                                                                       4,740              79,822
    *    Western Sierra Bancorp                                                               1,575              53,723
         Westwood Holdings Group, Inc.                                                        6,479             109,430
         Willow Grove Bancorp, Inc.                                                          23,951             365,157

    *    Wilshire Enterprises, Inc.                                                           7,107              53,302
         Wintrust Financial Corp.                                                            56,019           2,804,871
    *    World Acceptance Corp.                                                              49,409           1,287,104
         Yardville National Bancorp                                                          16,400             556,124
         Zenith National Insurance Corp.                                                     18,600           1,178,310
                                                                                                       ----------------
Total Financials
(Cost $256,684,688)                                                                                         315,527,466
                                                                                                       ----------------

Energy -- (5.3%)
    *    Abraxas Petroleum Corp.                                                              4,100              11,234
         Adams Resources & Energy, Inc.                                                       4,200              70,770
    *    Atlas America, Inc.                                                                    400              12,504
    *    ATP Oil & Gas Corp.                                                                 72,000           1,518,480
    *    Atwood Oceanics, Inc.                                                               41,000           2,348,890
         Barnwell Industries, Inc.                                                              800              49,000
         Berry Petroleum Corp. Class A                                                       54,700           2,601,532
    *    Bolt Technology Corp.                                                                5,400              31,590
  * #    BPZ Energy, Inc.                                                                       544               2,502
    *    Brigham Exploration Co.                                                            114,213             966,242
         Cabot Oil & Gas Corp.                                                               69,750           2,186,662
    *    Cal Dive International, Inc.                                                        64,586           2,932,204
    *    Callon Petroleum Co.                                                                45,762             647,532
         CARBO Ceramics, Inc.                                                                43,100           3,087,684
    *    Carrizo Oil & Gas, Inc.                                                             18,600             280,488
         Castle Energy Corp.                                                                 14,300             185,900
  * #    Cimarex Energy Co.                                                                  14,004             526,971
    *    Clayton Williams Energy, Inc.                                                        9,200             251,344
    *    Comstock Resources, Inc.                                                           105,900           2,416,638
    *    Contango Oil & Gas Co.                                                               1,300              10,322
    *    Dawson Geophysical Co.                                                               5,400             112,320
    *    Delta Petroleum Corp.                                                              105,718           1,207,300
    *    Denbury Resources, Inc.                                                            106,100           3,393,078
    *    Dril-Quip, Inc.                                                                     46,700           1,277,245
    *    Edge Petroleum Corp.                                                                44,413             605,349
    *    Encore Acquisition Co.                                                              84,800           3,163,040
    *    Endeavour International Corp.                                                      213,700             703,073
    *    Energy Partners, Ltd.                                                               93,300           2,131,905
         Frontier Oil Corp.                                                                  70,100           3,428,591
  * #    FX Energy, Inc.                                                                     19,400             180,808
    *    Gasco Energy, Inc.                                                                   9,700              30,652
    *    Giant Industries, Inc.                                                              34,700             999,707
    *    Goodrich Petroleum Corp.                                                            54,700             968,737
    *    Grey Wolf, Inc.                                                                    496,000           3,258,720
  * #    GSV, Inc.                                                                            1,800                 468
         Gulf Island Fabrication, Inc.                                                       31,577             634,698
    *    Gulfmark Offshore, Inc.                                                             52,114           1,305,977
    *    Hanover Compressor Co.                                                             225,100           2,347,793
    *    Harvest Natural Resources, Inc.                                                     97,700           1,059,068
         Holly Corp.                                                                         37,200           1,422,156
  * #    Horizon Offshore, Inc.                                                              48,983              15,430
    *    Houston Exploration Co.                                                             49,997           2,548,347
    *    Hydril Co.                                                                          47,500           2,465,725
  * #    Infinity, Inc.                                                                      27,998             230,983
    *    Input/Output, Inc.                                                                 204,500           1,212,685
    *    KCS Energy, Inc.                                                                   128,500           1,805,425

    *    Key Energy Group, Inc.                                                             249,200           2,738,708
  * #    KFX, Inc.                                                                          169,800           2,236,266
    *    Lone Star Technologies, Inc.                                                        75,500           3,129,475
         Lufkin Industries, Inc.                                                             12,800             369,024
    *    Magnum Hunter Resources, Inc.                                                      216,302           3,344,029
         Maritrans, Inc.                                                                      7,800             186,342
         MarkWest Hydrocarbon, Inc.                                                          10,285             224,624
  * #    Matrix Service Co.                                                                  45,000             185,850
    *    Maverick Tube Corp.                                                                111,200           3,359,352
  * #    McMoran Exploration Co.                                                             63,464           1,174,719
    *    Meridian Resource Corp.                                                            206,000             933,180
    *    Mission Resources Corp.                                                            106,500             752,955
    *    Mitcham Industries, Inc.                                                            22,300             156,546
    *    NATCO Group, Inc. Class A                                                           25,100             270,076
    *    Natural Gas Services Group                                                             300               3,087
    *    Newpark Resources, Inc.                                                            218,300           1,331,630
    *    NS Group, Inc.                                                                      57,700           1,662,914
    *    Oceaneering International, Inc.                                                     66,700           2,434,550
    *    Offshore Logistics, Inc.                                                            60,500           1,894,860
    *    Oil States International, Inc.                                                     128,831           2,983,726
  * #    OMNI Energy Services Corp.                                                          29,200              47,596
         Overseas Shipholding Group, Inc.                                                    18,725           1,144,097
    *    Parallel Petroleum Corp.                                                            81,100             552,291
    *    Parker Drilling Co.                                                                246,600           1,405,620
         Penn Virginia Corp.                                                                 47,800           1,972,706
    *    Petrohawk Energy Corp.                                                              11,800             103,132
    *    Petroleum Development Corp.                                                         43,033           1,124,452
    *    Pioneer Drilling Co.                                                                 1,500              20,985
         Range Resources Corp.                                                              164,500           3,799,950
    *    Remington Oil & Gas Corp.                                                           72,200           2,238,200
    *    Rentech, Inc.                                                                       57,800              85,544
         Resource America, Inc.                                                              45,153           1,534,299
    *    Royale Energy, Inc.                                                                  4,509              24,619
         RPC, Inc.                                                                           42,900             633,633
    *    Seabulk International, Inc.                                                         46,800             917,748
    *    SEACOR Holdings, Inc.                                                               49,400           2,868,164
    *    Spinnaker Exploration Co.                                                           88,190           2,704,787
         St. Mary Land & Exploration Co.                                                    175,600           4,569,112
    *    Stone Energy Corp.                                                                  69,363           2,984,690
    *    Superior Energy Services, Inc.                                                     199,200           3,117,480
    *    Swift Energy Corp.                                                                  72,900           2,489,535
    *    Syntroleum Corp.                                                                   138,726           1,202,754
    *    T-3 Energy Services, Inc.                                                            1,250               8,875
  * #    Tel Offshore Trust                                                                   3,145              22,864
         Tesoro Petroleum Corp.                                                              43,595           1,900,742
  * #    Teton Petroleum Co.                                                                 20,400              71,400
    *    TETRA Technologies, Inc.                                                            58,200           1,606,320
    *    Tipperary Corp.                                                                     17,900              83,593
  * #    Torch Offshore, Inc.                                                                18,300               2,242
    *    Toreador Resources Corp.                                                             4,900             105,252
    *    TransMontaigne, Inc.                                                               108,100             895,068
  * #    Tri-Valley Corp.                                                                    57,800             690,132
  * #    U.S. Energy Corp. Wyoming                                                           11,500              46,230
    *    Universal Compression Holdings, Inc.                                                82,249           2,812,916
         USEC, Inc.                                                                         221,431           3,022,533

    *    Veritas DGC, Inc.                                                                   88,000           2,376,000
    *    Westmoreland Coal Co.                                                               21,300             457,524
    *    W-H Energy Services, Inc.                                                           72,100           1,562,407
    *    Whiting Petroleum Corp.                                                              7,660             264,883
         World Fuel Services Corp.                                                           59,300           1,562,555
                                                                                                       ----------------
Total Energy
(Cost $94,571,902)                                                                                          139,052,612
                                                                                                       ----------------

Materials -- (5.0%)
    *    AEP Industries, Inc.                                                                13,000             223,990
    *    AK Steel Holding Corp.                                                             285,400           2,183,310
         Albemarle Corp.                                                                     78,881           3,000,633
    *    Aleris International, Inc.                                                          77,684           1,850,433
         AMCOL International Corp.                                                           78,200           1,517,080
    *    American Pacific Corp.                                                               7,100              57,510
         American Vanguard Corp.                                                              2,642              47,292
         Applied Extrusion Technologies, Inc.                                                    50                   0
         Arch Chemicals, Inc.                                                                60,122           1,417,076
         Atlantis Plastics, Inc.                                                              4,400              27,324
    *    Badger Paper Mills, Inc.                                                             1,000               3,340
         Bairnco Corp.                                                                        7,300              81,541
         Balchem Corp.                                                                        7,050             195,285
    *    Brush Engineered Materials, Inc.                                                    51,900             735,942
    *    Buckeye Technologies, Inc.                                                         101,083             835,956
         Calgon Carbon Corp.                                                                102,600             914,166
         Cambrex Corp.                                                                       72,600           1,314,060
    *    Canyon Resources Corp.                                                              63,900              47,286
    *    Caraustar Industries, Inc.                                                          76,066             798,693
         Carpenter Technology Corp.                                                          59,900           3,234,600
    *    Castle (A.M.) & Co.                                                                 15,437             215,964
    *    Century Aluminum Co.                                                                86,490           1,938,241
         Chesapeake Corp.                                                                    50,702           1,058,151
         Cleveland-Cliffs, Inc.                                                              54,000           3,166,020
    *    Coeur d'Alene Mines Corp.                                                          643,300           2,142,189
         Commercial Metals Co.                                                               90,000           2,354,400
         Compass Minerals International, Inc.                                                21,900             493,407
    *    Constar International, Inc.                                                         20,900              66,880
  * #    Continental Materials Corp.                                                            200               6,238
  * #    Core Molding Technologies, Inc.                                                      7,700              72,380
         CPAC, Inc.                                                                           5,120              25,549
         Crompton Corp.                                                                     286,900           4,403,915
         Deltic Timber Corp.                                                                 32,871           1,272,108
    *    Detrex Corp.                                                                           500               2,338
    *    Devcon International Corp.                                                           3,600              42,300
         Eagle Materials, Inc.                                                               22,200           1,946,274
         Eagle Materials, Inc. Class B                                                       21,600           1,837,080
    *    Eden Bioscience Corp.                                                                6,200               3,720
    *    Environmental Technologies Corp.                                                     3,700                   2
         Ferro Corp.                                                                        108,900           2,095,236
         Flamemaster Corp.                                                                      189                 803
         Friedman Industries, Inc.                                                            6,158              47,355
         Fuller (H.B.) Co.                                                                   73,609           2,384,932
         Georgia Gulf Corp.                                                                  85,000           2,701,300
         Gibraltar Industries, Inc.                                                          63,004           1,232,358
         Glatfelter (P.H.) Co.                                                              114,100           1,277,920

    *    Graphic Packaging Corp.                                                            317,600           1,191,000
         Great Lakes Chemical Corp.                                                         132,800           4,501,920
         Hawkins, Inc.                                                                       10,200             125,460
    *    Headwaters, Inc.                                                                   103,800           3,433,704
    *    Hecla Mining Co.                                                                   307,600           1,378,048
    *    Hercules, Inc.                                                                     208,900           2,886,998
    *    ICO, Inc.                                                                           14,320              33,509
    *    Impreso, Inc.                                                                        5,300               5,671
    *    Keystone Consolidated Industries, Inc.                                               2,100                 357
         Kronos Worldwide, Inc.                                                                 688              21,741
    *    Landec Corp.                                                                        61,790             370,122
    *    Lesco, Inc.                                                                         18,300             247,050
  * #    Liquidmetal Technologies, Inc.                                                      68,495             106,852
         Longview Fibre Co.                                                                 131,900           2,634,043
         MacDermid, Inc.                                                                     78,800           2,293,868
    *    Material Sciences Corp.                                                             37,500             457,500
    *    Maxxam, Inc.                                                                         8,900             206,925
         Metal Management, Inc.                                                              62,800           1,153,636
    *    Metals USA, Inc.                                                                    52,480           1,111,002
         Minerals Technologies, Inc.                                                         53,100           3,573,630
    *    Mines Management, Inc.                                                                 900               5,139
    *    Mod-Pac Corp.                                                                        2,750              43,860
    *    Mod-Pac Corp. Class B                                                                1,112              16,458
         Myers Industries, Inc.                                                              89,419             997,022
  * #    Nanophase Technologies Corp.                                                        46,498             303,167
         Nevada Chemicals, Inc.                                                               2,500              16,750
    *    NewMarket Corp.                                                                     43,500             591,165
         Niagara Corp.                                                                        8,200              70,110
    *    NL Industries, Inc.                                                                126,576           1,923,955
         NN, Inc.                                                                            43,875             556,774
         Northern Technologies International Corp.                                            3,000              14,700
    *    Northwest Pipe Co.                                                                   6,300             139,608
         Olin Corp.                                                                         170,252           3,195,630
  * #    Olympic Steel, Inc.                                                                 25,900             406,630
    *    OM Group, Inc.                                                                      72,900           1,837,080
    *    OMNOVA Solutions, Inc.                                                              14,000              56,840
    *    Oregon Steel Mills, Inc.                                                            91,800           1,621,188
         Packaging Dynamics Corp.                                                             4,120              58,092
         Penford Corp.                                                                        7,300             113,077
    *    PolyOne Corp.                                                                      170,800           1,147,776
         Pope & Talbot, Inc.                                                                 44,800             494,144
         Potlatch Corp.                                                                      75,300           3,892,257
         Quaker Chemical Corp.                                                               27,020             478,254
         Quanex Corp.                                                                        65,250           3,385,823
         Reliance Steel & Aluminum Co.                                                       82,457           3,173,770
         Roanoke Electric Steel Corp.                                                         9,900             198,495
         Rock of Ages Corp.                                                                   4,400              26,708
         Rock-Tenn Co. Class A                                                               89,500           1,030,145
         Royal Gold, Inc.                                                                    54,235             951,824
    *    RTI International Metals, Inc.                                                      56,400           1,544,796
    #    Ryerson Tull, Inc.                                                                  65,000             989,300
         Schnitzer Steel Industries, Inc. Class A                                            62,351           1,441,555
         Schulman (A.), Inc.                                                                 78,955           1,291,704
         Schweitzer-Maudoit International, Inc.                                              38,600           1,156,842
         Sensient Technologies Corp.                                                        122,400           2,490,840

         Silgan Holdings, Inc.                                                               47,913           2,731,041
    *    Southwall Technologies, Inc.                                                        14,200              19,028
         Spartech Corp.                                                                      83,600           1,691,228
         Steel Dynamics, Inc.                                                                36,058             969,600
         Steel Technologies, Inc.                                                            33,450             669,000
         Stepan Co.                                                                           8,400             178,164
    *    Stillwater Mining Co.                                                              234,900           1,585,575
         Summa Industries, Inc.                                                               5,200              40,040
    *    Symyx Technologies, Inc.                                                            84,600           2,155,608
    *    Synalloy Corp.                                                                       5,900              68,145
    *    Terra Industries, Inc.                                                             241,800           1,535,430
         Texas Industries, Inc.                                                              57,800           2,659,956
  * #    Titanium Metals Corp.                                                               15,850             674,259
  * #    U.S. Aggregates, Inc.                                                                1,600                   4
    *    U.S. Concrete, Inc.                                                                 74,600             456,552
    *    UFP Technologies, Inc.                                                               3,800              11,780
    *    Universal Stainless & Alloy Products, Inc.                                           6,000              75,300
         Valhi, Inc.                                                                         10,040             186,142
         Vulcan International Corp.                                                             700              34,370
         Wausau-Mosinee Paper Corp.                                                         134,036           1,675,450
    *    Webco Industries, Inc.                                                               6,000              34,500
         Wellman, Inc.                                                                       70,400             791,296
    *    Williams Industries, Inc.                                                            1,200               4,183
         Worthington Industries, Inc.                                                        28,229             473,118
  * #    Zoltek Companies, Inc.                                                              44,000             438,240
                                                                                                       ----------------
Total Materials
(Cost $114,062,666)                                                                                         129,825,100
                                                                                                       ----------------

Consumer Staples -- (3.5%)
  * #    Advanced Nutraceuticals, Inc.                                                          700               2,975
    *    Alico, Inc.                                                                          7,000             360,500
         Alliance One International, Inc.                                                   209,216           1,341,075
    #    American Italian Pasta Co.                                                          47,300           1,088,373
    *    Atlantic Premium Brands, Ltd.                                                        2,000               2,300
    *    Boston Beer Co., Inc. Class A                                                       26,200             553,082
    *    Bridgford Foods Corp.                                                               10,400              80,704
    *    Cagle's, Inc. Class A                                                                2,000              19,200
         Calavo Growers, Inc.                                                                26,043             270,665
         Cal-Maine Foods, Inc.                                                               55,600             360,844
    *    Carrington Laboratories, Inc.                                                        9,800              36,456
         Casey's General Stores, Inc.                                                       129,310           2,332,752
         CCA Industries, Inc.                                                                18,266             183,573
    *    Central European Distribution Corp.                                                 44,327           1,478,305
    *    Central Garden & Pet Co.                                                            51,700           2,292,895
    *    Chattem, Inc.                                                                       53,600           2,299,440
         Chiquita Brands International, Inc.                                                106,496           3,096,904
         Coca-Cola Bottling Co. Consolidated                                                  6,000             291,000
         Corn Products International, Inc.                                                   38,600             852,674
    *    Cruzan International, Inc.                                                           4,600              64,170
    *    Darling International, Inc.                                                        168,600             627,192
         Delta & Pine Land Co.                                                              100,600           2,716,200
    *    Elizabeth Arden, Inc.                                                               74,300           1,561,786
         Farmer Brothers Co.                                                                 19,000             456,000
  * #    Female Health Co.                                                                    9,300              16,740
         Flowers Foods, Inc.                                                                112,425           3,670,676

    *    Foodarama Supermarkets, Inc.                                                         1,100              34,100
    *    Fresh Brands, Inc.                                                                   5,100              34,374
    *    Galaxy Nutritional Foods, Inc.                                                      11,500              23,000
    *    Gardenburger, Inc.                                                                   4,000                 320
    *    Genesee Corp. Class B                                                                  200                 415
    *    Glacier Water Services, Inc.                                                         3,600              80,280
         Golden Enterprises, Inc.                                                            11,800              43,660
  * #    Great Atlantic & Pacific Tea Co., Inc.                                             100,400           2,502,972
    *    Green Mountain Coffee, Inc.                                                         17,830             593,204
    *    Griffin Land & Nurseries, Inc. Class A                                               2,200              52,800
    *    Hain Celestial Group, Inc.                                                          94,095           1,693,710
    *    Hines Horticulture, Inc.                                                            22,000              78,100
         Imperial Sugar Co. (NEW)                                                            26,520             408,408
         Ingles Market, Inc. Class A                                                         26,180             330,915
  * #    Integrated Biopharma, Inc.                                                          32,800             145,960
    #    Inter Parfums, Inc.                                                                 19,398             344,314
  * #    Interstate Bakeries Corp.                                                           81,300             531,702
         J & J Snack Foods Corp.                                                             23,489           1,159,417
    *    Katy Industries, Inc.                                                                8,300              28,967
         Lance, Inc.                                                                         76,900           1,359,592
         Longs Drug Stores Corp.                                                             98,000           4,021,920
    *    M&F Worldwide Corp.                                                                 46,100             589,619
    #    Mannatech, Inc.                                                                     13,500             217,485
         Marsh Supermarkets, Inc. Class A                                                     1,600              18,000
         Marsh Supermarkets, Inc. Class B                                                     4,500              56,925
    *    Maui Land & Pineapple Co., Inc.                                                     10,200             421,362
  * #    Medifast, Inc.                                                                      28,600              87,802
         MGP Ingredients, Inc.                                                               41,855             349,908
    *    Monterey Pasta Co.                                                                  32,100              96,942
         Nash Finch Co.                                                                      32,440           1,154,215
    *    National Beverage Corp.                                                             36,200             296,840
    *    Natrol, Inc.                                                                        10,000              28,000
    *    Natural Alternatives International, Inc.                                             5,400              40,824
         Nature's Sunshine Products, Inc.                                                    39,184             645,360
  * #    NeighborCare, Inc.                                                                  73,800           2,214,738
         Northland Cranberries, Inc.                                                            100                  34
         Nu Skin Enterprises, Inc. Class A                                                  125,000           2,823,750
         Oil-Dri Corp. of America                                                             4,200              71,820
    *    Omega Protein Corp.                                                                 62,300             442,330
  * #    Parlux Fragrances, Inc.                                                             23,623             590,103
    *    Pathmark Stores, Inc.                                                               78,179             699,702
    *    Peet's Coffee & Tea, Inc.                                                           34,739             986,240
    *    Performance Food Group Co.                                                         117,187           3,171,080
    *    Pizza Inn, Inc.                                                                     10,000              26,500
    *    Playtex Products, Inc.                                                             159,200           1,716,176
    *    PriceSmart, Inc.                                                                    47,000             329,000
         Pyramid Breweries, Inc.                                                              5,700              10,768
         Ralcorp Holdings, Inc.                                                              76,700           2,925,338
    *    Redhook Ale Brewery, Inc.                                                            9,300              28,365
    #    Reliv International, Inc.                                                           43,122             452,781
    *    Revlon, Inc.                                                                       881,100           2,616,867
         Rocky Mountain Chocolate Factory, Inc.                                               4,216              99,329
         Ruddick Corp.                                                                      122,500           2,943,675
    *    San Filippo (John B.) & Son, Inc.                                                   19,893             420,737
         Sanderson Farms, Inc.                                                               51,900           1,967,010

    *    Scheid Vineyards, Inc.                                                               2,200              12,760
         Seaboard Corp.                                                                       1,400           1,883,000
    *    Seneca Foods Corp. Class A                                                             200               3,240
    *    Seneca Foods Corp. Class B                                                           1,300              21,482
    *    Smart & Final Food, Inc.                                                            79,600             863,660
    *    Spartan Stores, Inc.                                                                52,475             676,927
    *    Spectrum Brands, Inc.                                                               84,300           3,116,571
  * #    Star Scientific, Inc.                                                              196,495           1,139,671
         Stephan Co.                                                                          3,500              15,575
         Tasty Baking Co.                                                                    18,900             151,200
         The Topps Co., Inc.                                                                105,148             979,979
    *    Tofutti Brands, Inc.                                                                 6,900              21,735
    *    United Natural Foods, Inc.                                                         106,213           3,445,550
         United-Guardian, Inc.                                                                1,900              14,402
         Universal Corp.                                                                     66,500           2,952,600
  * #    USANA Health Services, Inc.                                                         49,660           2,180,074
    #    Vector Group, Ltd.                                                                 108,624           1,862,902
    *    Vermont Pure Holdings, Ltd.                                                         17,300              31,486
         WD-40 Co.                                                                           42,189           1,222,637
    *    Weider Nutrition International, Inc.                                                10,500              42,840
         Weis Markets, Inc.                                                                  70,307           2,583,079
    *    Wild Oats Markets, Inc.                                                             74,269             834,784
  * #    Winn-Dixie Stores, Inc.                                                            331,700             348,285
                                                                                                       ----------------
Total Consumer Staples
(Cost $73,256,010)                                                                                           92,468,675
                                                                                                       ----------------

Utilities -- (2.5%)
         ALLETE, Inc.                                                                        80,100           3,844,800
         American States Water Co.                                                           43,450           1,215,731
    *    Aquila, Inc.                                                                       628,500           2,350,590
         Artesian Resources Corp. Class A                                                     1,815              58,570
         Avista Corp.                                                                       129,500           2,283,085
    *    BayCorp Holdings, Ltd.                                                                 484               6,703
         BIW, Ltd.                                                                              800              14,560
         Black Hills Corp.                                                                   87,659           3,210,073
         California Water Service Group                                                      48,500           1,749,880
  * #    Calpine Corp.                                                                       32,730              97,535
         Cascade Natural Gas Corp.                                                           30,000             576,600
         Central Vermont Public Service Corp.                                                32,800             688,800
         CH Energy Group, Inc.                                                               42,600           1,925,520
         Chesapeake Utilities Corp.                                                          14,100             406,362
         Cleco Corp.                                                                        133,300           2,784,637
    *    CMS Energy Corp.                                                                    19,075             252,362
         Connecticut Water Services, Inc.                                                     7,600             190,152
         Delta Natural Gas Co., Inc.                                                          7,320             188,270
    #    Duquesne Light Holdings, Inc.                                                      185,600           3,531,968
    *    Dynegy, Inc.                                                                        63,200             293,880
    *    El Paso Electric Co.                                                               123,200           2,472,624
         Empire District Electric Co.                                                        67,600           1,553,448
    *    Energy West, Inc.                                                                    3,900              31,980
         EnergySouth, Inc.                                                                   19,603             527,713
    *    Environmental Power Corp.                                                            6,200              30,380
         Florida Public Utilities Co.                                                         3,866              68,428
         Green Mountain Power Corp.                                                          12,500             365,250
         IDACORP, Inc.                                                                      108,400           3,069,888

         Laclede Group, Inc.                                                                 54,700           1,635,530
         Maine & Maritimes Corp.                                                              1,600              42,800
         MGE Energy, Inc.                                                                    52,727           1,898,172
         Middlesex Water Co.                                                                  8,400             162,456
         New Jersey Resources Corp.                                                          69,600           3,138,960
         Northwest Natural Gas Co.                                                           71,300           2,581,060
         NorthWestern Corp.                                                                  18,564             537,985
         Otter Tail Corp.                                                                    75,260           1,916,120
         Piedmont Natural Gas Co.                                                            64,600           1,580,116
         PNM Resources, Inc.                                                                116,000           3,380,240
         RGC Resources, Inc.                                                                  3,564              96,014
         SEMCO Energy, Inc.                                                                  73,900             404,972
  * #    Sierra Pacific Resources                                                           305,100           3,645,945
         SJW Corp.                                                                            9,000             379,800
         South Jersey Industries, Inc.                                                       35,864           2,033,489
    *    Southern Union Co.                                                                       1                  17
         Southwest Gas Corp.                                                                 96,700           2,415,566
         Southwest Water Co.                                                                 50,169             533,798
         UIL Holdings Corp.                                                                  38,100           1,975,104
         Unisource Energy Corp.                                                              67,080           1,929,892
         Unitil Corp.                                                                         4,700             127,511
         WGL Holdings, Inc.                                                                  14,000             455,560
                                                                                                       ----------------
Total Utilities
(Cost $52,099,958)                                                                                           64,660,896
                                                                                                       ----------------

Telecommunication Services -- (1.0%)
    *    @Road, Inc.                                                                        148,000             408,480
         Alaska Communications Systems Group, Inc.                                           26,700             252,849
    *    Boston Communications Group, Inc.                                                   46,100              64,079
  * #    Broadwing Corp.                                                                    106,624             522,458
    *    Centennial Communications Corp.                                                    156,896           2,053,769
    *    Cincinnati Bell, Inc.                                                              641,000           2,531,950
  * #    Cogent Communications Group, Inc.                                                    1,735              39,922
    *    Commonwealth Telephone Enterprises, Inc.                                            56,600           2,957,350
    *    Covista Communications, Inc.                                                         3,000               2,640
         CT Communications, Inc.                                                             48,760             589,996
         D&E Communications, Inc.                                                            37,074             299,929
    *    General Communications, Inc. Class A                                               140,981           1,161,683
    *    GoAmerica, Inc.                                                                         56                 390
         Hector Communications Corp.                                                          3,500              80,500
         Hickory Tech Corp.                                                                  13,900             126,212
    *    IDT Corp.                                                                           45,278             610,800
    *    IDT Corp. Class B                                                                  194,300           2,661,910
    *    LCC International, Inc. Class A                                                     51,841             185,072
    *    Lynch Interactive Corp.                                                              2,800              74,200
    *    Metro One Telecommunications, Inc.                                                  36,450              34,263
  * #    Network Plus Corp.                                                                  14,500                  13
         North Pittsburgh Systems, Inc.                                                      39,006             731,753
    *    Pac-West Telecomm, Inc.                                                             23,100              24,024
    *    Premiere Global Services, Inc.                                                     183,937           2,069,291
    *    Price Communications Corp.                                                         145,170           2,495,472
  * #    Primus Telecommunications Group, Inc.                                              166,257             149,631
    *    Rural Cellular Corp. Class A                                                         4,800              23,136
    *    SBA Communications Corp.                                                           101,800           1,138,124
    *    Shared Technologies Cellular, Inc.                                                  10,100                  15

    *    SunCom Wireless Holdings, Inc.                                                     149,100             313,110
         SureWest Communications                                                             37,312             888,026
    *    TALK America Holdings, Inc.                                                         67,609             601,044
    *    Teleglobe International Holdings, Ltd.                                              11,300              26,894
    *    Time Warner Telecom, Inc.                                                          124,187             633,354
    *    UbiquiTel, Inc.                                                                    237,390           1,642,739
  * #    US LEC Corp.                                                                        76,386             190,965
         Warwick Valley Telephone Co.                                                           300               7,500
    *    Wireless Facilities, Inc.                                                          177,751             915,418
    *    WQN, Inc.                                                                            1,500               2,955
    *    Xeta Corp.                                                                          10,300              32,960
                                                                                                       ----------------
Total Telecommunication Services
(Cost $28,906,932)                                                                                           26,544,876
                                                                                                       ----------------

Real Estate Investment Trusts -- (0.0%)
         Saxon Capital, Inc.                                                                 16,400             277,652
                                                                                                       ----------------
(Cost $181,384)

Other -- (0.0%)
    *    Big 4 Ranch, Inc.                                                                    3,200                   0
    *    Breed Technologies, Inc.                                                            36,800                 515
    *    Bush Industries, Inc. Escrow                                                           700                  16
    *    Career Blazers, Inc. Trust Units                                                       800                   0
    *    Celebrity, Inc. Escrow Shares                                                        1,300                   0
    *    Convergence Systems, Inc.                                                                1                   0
    *    Denali, Inc.                                                                         4,300                   0
    *    DLB Oil & Gas, Inc.                                                                  1,300                   0
    *    ePresence, Inc. Escrow Shares                                                       25,100               3,263
  * #    EquiMed, Inc. Nevis                                                                  2,250                   0
    *    Hoenig Group Escrow Shares                                                           7,900                   0
    *    iGo Escrow Share                                                                     4,100                   0
    *    Imperial Sugar Co.                                                                  14,551                   0
    *    Noel Group, Inc.                                                                     8,000                 120
  * #    Nucentrix Broadband Networks, Inc. Escrow Shares                                    10,400                   0
    *    Petrocorp, Inc. Escrow Shares                                                        6,900                 414
    *    Source Media, Inc.                                                                  27,400                   0
    *    Starbiz Restrictive Shares                                                               2                   0
    *    StorageNetworks, Inc. Escrow Shares                                                 60,800               1,648
    *    Suburban Lodges of America, Inc. Escrow Shares                                      18,500                   0
         Swisher International, Inc.                                                            700               3,378
  * #    Trenwick Group, Ltd.                                                                11,975                  60
    *    Trump Entertainment Resorts, Inc.                                                       23                 309
    *    VLPS Lighting Services International, Inc. Escrow Shares                             4,800                 392
    *    Wireless WebConnect!, Inc.                                                           2,500                  28
                                                                                                       ----------------
Total Other
(Cost $1,548,194)                                                                                                10,143
                                                                                                       ----------------

TOTAL COMMON STOCKS
(Cost $2,246,919,126)                                                                                     2,480,887,153
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
    *    American Banknote Corp. Warrants Series 1 10/01/07                                      30                   0
    *    American Banknote Corp. Warrants Series 2 10/01/07                                      30                   0

  * #    Angeion Corp. Warrants 10/31/20                                                        215                   0
    *    Aura Systems, Inc. Warrants 05/31/05                                                 1,262                   0
    *    Chart Industries, Inc. Warrants 09/15/10                                                24                 612
    *    Chiquita Brands International, Inc. Warrants 03/19/09                                9,947             108,522
    *    CSF Holding, Inc. Litigation Rights                                                  3,250                   0
    *    Del Global Technologies Corp. Warrants 03/28/08                                        971               1,456
  * #    Foster Wheelers, Ltd. Warrants 09/24/07                                             40,600                   0
    *    Imperial Credit Industries, Inc. Warrants 01/31/08                                      22                   0
    *    Imperial Sugar Co. Warrants 08/29/08                                                   498                 348
    *    Milltope Group, Inc. Contigent Value Rights                                          5,800                   0
    *    Optical Cable Corp. Warrants 10/24/07                                                2,823                   0
  * #    OSI Pharmaceuticals, Inc. Contingent Value Rights                                    4,829                 435
    *    PDS Gaming Corp.                                                                     1,100               1,650
         PMR Corp. Contingent Value Rights                                                    7,300                   0
  * #    RCN Corp. Warrants 12/21/06                                                             60                   0
    *    Timco Aviation Services, Inc. Warrants 02/27/07                                      6,696                   1
    *    Trico Marine Services, Inc. Warrants 03/15/08 Series B                                 744               1,183
    *    Trico Marine Services, Inc. Warrants 03/15/10 Series A                                 744               2,976
    *    Trump Entertainment Resorts, Inc. Warrants 05/23/06                                  2,634                   0
    *    Virologic, Inc. Contingent Value Rights                                            102,461              17,931
                                                                                                       ----------------
Total Other
(Cost $970,937)                                                                                                 135,114
                                                                                                       ----------------

Consumer Discretionary -- (0.0%)
    *    Lodgian, Inc. Class A Warrants 11/25/07                                                188                   6
    *    Lodgian, Inc. Class B Warrants 11/25/09                                                582                  12
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $0)                                                                                                            18
                                                                                                       ----------------

Consumer Staples -- (0.0%)
    *    Cruzan International, Inc. Rights 06/21/05                                             920                   0
                                                                                                       ----------------
(Cost $0)
TOTAL RIGHTS/WARRANTS
(Cost $970,937)                                                                                                 135,132
                                                                                                       ----------------

                                                                                        FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
BONDS -- (0.0%)
Other -- (0.0%)
    *    Del Global Technologies Corp. Subordinated Promissory Note
           6.000%, 03/28/07                                                                       2                   0
    *    Timco Aviation Services, Inc. Jr. Subordinated Note
           8.000%, 01/02/07                                                                       4                   0
                                                                                                       ----------------
Total Other
(Cost $0)                                                                                                             0
                                                                                                       ----------------
TOTAL BONDS
(Cost $0)                                                                                                             0
                                                                                                       ----------------

TEMPORARY CASH INVESTMENTS -- (5.2%)
    ^    Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
         (Collateralized by $189,895,000 U.S. STRIPS 9.875%, 11/15/15, valued at
         $122,070,194) to be repurchased at $119,685,348 (Cost $119,675,641)                119,676         119,675,641
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $17,915,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $17,937,394) to be repurchased at $17,673,419 (Cost $17,672,000)                    17,672          17,672,000
                                                                                                       ----------------
                                                                                                            137,347,641
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $137,347,641)                                                                                         137,347,641
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $2,385,237,704)                                                                                  $  2,618,369,926
                                                                                                       ================

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
     UNITED KINGDOM -- (15.5%)
     COMMON STOCKS -- (15.5%)
               Amvescap P.L.C.                                                              314,493    $      1,844,950
               Anglo America P.L.C.                                                       2,159,787          51,459,160
               Arriva P.L.C.                                                                231,050           2,234,545
               Associated British Foods P.L.C.                                            1,004,913          14,609,875
               Associated British Ports Holdings P.L.C.                                     378,800           3,358,760
               Aviva P.L.C.                                                               2,630,567          29,431,339
               AWG P.L.C.                                                                    76,018           1,236,854
               BAA P.L.C.                                                                 1,632,557          18,467,632
               BAE Systems P.L.C.                                                         4,006,840          19,626,679
               Barratt Developments P.L.C.                                                  338,959           4,070,681
               BBA Group P.L.C.                                                             680,050           3,715,025
               Bellway P.L.C.                                                                38,000             588,284
               Bovis Homes Group P.L.C.                                                     132,000           1,640,865
               BPB P.L.C.                                                                   458,500           4,271,338
               Bradford & Bingley P.L.C.                                                    273,288           1,531,177
               Britannic P.L.C.                                                             278,864           2,588,193
           *   British Airways P.L.C.                                                     1,839,331           9,162,247
               British Land Co. P.L.C.                                                      874,751          13,839,395
               British Vita P.L.C.                                                          286,388           1,859,262
               Brixton P.L.C.                                                               359,333           2,403,207
               Cable and Wireless P.L.C.                                                  3,547,491           8,639,378
               Carnival P.L.C.                                                              157,273           8,610,132
           *   Colt Telecom Group P.L.C.                                                    698,726             659,832
           *   Corus Group P.L.C.                                                         6,312,988           5,208,408
               Derwent Valley Holdings P.L.C.                                                49,351           1,029,762
               Dixons Group P.L.C.                                                        2,098,938           5,758,646
           *   Easyjet P.L.C.                                                               294,025           1,204,320
               FKI P.L.C.                                                                   856,795           1,503,534
               Friends Provident P.L.C.                                                   2,272,618           7,211,098
               Great Portland Estates P.L.C.                                                239,324           1,566,808
               Greene King P.L.C.                                                           105,263           2,357,020
               Hammerson P.L.C.                                                             468,800           7,732,596
               Hanson P.L.C.                                                                963,671           8,887,742
               HBOS P.L.C.                                                                   14,935             217,236
           *   Henderson Group P.L.C.                                                       404,000             456,831
               Hilton Group P.L.C.                                                        2,710,354          13,989,594
               InterContinental Hotels Group P.L.C.                                         864,975          10,045,164
               International Power P.L.C.                                                 2,525,271           8,885,196
               ITV P.L.C.                                                                 1,567,741           3,259,794
               Johnson Matthey P.L.C.                                                        43,250             768,534
               Kelda Group P.L.C.                                                           161,510           1,889,016
               Kingfisher P.L.C.                                                          2,829,717          13,227,596
               Land Securities Group P.L.C.                                                  79,240           2,055,546

               Liberty International P.L.C.                                                 469,345           8,345,510
               London Merchant Securities P.L.C.                                            358,862           1,495,001
               Marks & Spencer Group P.L.C.                                               1,197,239           7,345,469
               Mersey Docks & Harbour Co. P.L.C.                                            115,042           2,015,452
               MFI Furniture Group P.L.C.                                                    66,600             129,425
               Millennium and Copthorne Hotels P.L.C.                                       493,245           3,190,438
               Mitchells & Butlers P.L.C.                                                   630,549           3,710,031
           *   O2 P.L.C.                                                                  8,760,348          20,295,896
               Pearson P.L.C.                                                               924,664          11,062,196
               Peninsular & Oriental Steam Navigation P.L.C.                              1,130,420           6,376,107
               Pennon Group P.L.C.                                                           58,615           1,074,131
               Persimmon P.L.C.                                                             278,509           3,780,846
               Pillar Property P.L.C.                                                       131,128           1,990,694
           *   Premier Oil P.L.C.                                                           119,812           1,280,252
               Rio Tinto P.L.C.                                                              83,136           2,467,971
           *   Rolls Royce Group P.L.C.                                                   2,749,448          13,556,759
           *   Rolls Royce Group P.L.C. Class B                                         137,472,400             249,800
               Royal & Sun Alliance Insurance Group P.L.C.                                5,018,810           7,028,724
               Royal Bank of Scotland Group P.L.C.                                          219,664           6,445,653
               Sabmiller P.L.C.                                                             192,609           2,957,793
               Sainsbury (J.) P.L.C.                                                      2,650,025          13,778,639
               Scottish & Newcastle P.L.C.                                                1,005,702           8,689,619
               Scottish Power P.L.C.                                                      2,139,658          18,023,688
               Severn Trent P.L.C.                                                          210,597           3,875,426
               Shire Pharmaceuticals Group P.L.C.                                           683,427           7,252,939
               Singer & Friedlander Group P.L.C.                                            253,818           1,438,614
               Slough Estates P.L.C.                                                        706,900           6,604,174
               Somerfield P.L.C.                                                            741,014           2,656,721
               Stanley Leisure P.L.C.                                                       190,940           1,891,284
               Tate & Lyle P.L.C.                                                           660,070           5,679,426
               Taylor Woodrow P.L.C.                                                        998,309           5,746,854
           *   The Berkeley Group Holdings P.L.C.                                           228,802           3,438,341
               Trinity Mirror P.L.C.                                                        495,640           5,611,004
               United Utilities P.L.C.                                                      265,595           3,271,895
               Vodafone Group P.L.C.                                                     59,364,901         149,452,303
               Whitbread P.L.C.                                                             450,082           7,431,362
               Wilson Bowden P.L.C.                                                         105,900           2,193,495
               Wimpey (George) P.L.C.                                                       457,583           3,543,491
               Wolverhampton & Dudley Breweries P.L.C.                                      107,366           2,162,199
               Woolworths Group P.L.C.                                                    2,125,199           1,351,588
               WPP Group P.L.C.                                                             394,800           4,207,903
               Xstrata P.L.C.                                                               496,100           8,892,658
                                                                                                       ----------------
     TOTAL COMMON STOCKS
       (Cost $542,532,199)                                                                                  675,095,022
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   British Pound Sterling                                                                            14,769
                                                                                                       ----------------
     (Cost $14,769)
     TOTAL -- UNITED KINGDOM
       (Cost $542,546,968)                                                                                  675,109,791
                                                                                                       ----------------

     JAPAN -- (13.9%)
     COMMON STOCKS -- (13.7%)
               Aichi Bank, Ltd.                                                               8,100             763,449
           #   Aichi Steel Corp.                                                            120,000             612,133
               AIOI Insurance Co., Ltd.                                                     928,735           4,601,504
               Aisin Seiki Co., Ltd.                                                        182,500           4,049,894
               Akita Bank, Ltd.                                                             115,000             520,024
               Alpine Electronics, Inc.                                                      36,800             523,837
               Amada Co., Ltd.                                                              376,000           2,553,049
           #   Anritsu Corp.                                                                 67,000             402,573
               Aoyama Trading Co., Ltd.                                                      50,400           1,221,105
               Asahi Breweries, Ltd.                                                        138,500           1,680,246
               Asatsu-Dk, Inc.                                                               32,500             933,957
           #   Autobacs Seven Co., Ltd.                                                      23,700             740,320
               Awa Bank, Ltd.                                                               196,600           1,172,832
               Bank of Iwate, Ltd.                                                           15,300             871,226
           #   Bank of Kyoto, Ltd.                                                          347,400           2,914,717
               Bank of Nagoya, Ltd.                                                         185,000           1,086,110
               Canon Sales Co., Inc.                                                        124,900           2,212,736
           #   Chiba Bank, Ltd.                                                             941,000           6,385,328
               Chudenko Corp.                                                                41,100             644,314
               Chugoku Bank, Ltd.                                                           238,800           2,792,365
               Citizen Watch Co., Ltd.                                                      318,000           2,778,042
               Coca-Cola West Japan Co., Ltd.                                                58,400           1,306,361
               Comsys Holdings Corp.                                                        105,000             885,061
               Cosmo Oil Co., Ltd.                                                          764,000           2,793,389
               Dai Nippon Ink & Chemicals, Inc.                                             459,000           1,355,906
               Dai Nippon Pharmaceutical Co., Ltd.                                          106,000           1,016,224
               Dai Nippon Printing Co., Ltd.                                                937,000          14,782,487
               Daibiru Corp.                                                                  9,000              66,251
               Daicel Chemical Industries, Ltd.                                             485,000           2,517,757
               Daido Steel Co., Ltd.                                                        274,000           1,112,774
           #   Daio Paper Corp.                                                              51,000             393,988
               Daishi Bank, Ltd.                                                            355,000           1,479,538
               Daiwa House Industry Co., Ltd.                                               663,000           7,309,407
               Denso Corp.                                                                   22,500             510,241
           #   Ebara Corp.                                                                  231,000             830,308
               Ezaki Glico Co., Ltd.                                                        174,600           1,393,597
               Fuji Electric Co., Ltd.                                                      525,780           1,594,855
               Fuji Fire & Marine Insurance Co., Ltd.                                       297,000             881,192
               Fuji Heavy Industries                                                        752,000           3,139,462
               Fuji Oil Co., Ltd.                                                            55,200             574,115
               Fuji Photo Film Co., Ltd.                                                    770,000          23,978,455
               Fujikura, Ltd.                                                               355,000           1,799,156
               Fukui Bank, Ltd.                                                             343,000           1,300,575
           #   Fukuoka Bank, Ltd.                                                           695,000           4,241,307
               Fukuyama Transporting Co., Ltd.                                              266,000           1,045,649
               Futaba Corp.                                                                  16,000             433,071
               Futaba Industrial Co., Ltd.                                                   44,100             837,845
               Glory, Ltd.                                                                   54,600             922,653
               Gunma Bank, Ltd.                                                             444,000           2,640,827
               Gunze, Ltd.                                                                  223,000             976,976
               Hachijuni Bank, Ltd.                                                         589,000           3,887,927
               Hankyu Corp.                                                                 174,000             640,072

               Hankyu Department Stores, Inc.                                               116,000             696,497
               Hanshin Electric Railway Co., Ltd.                                           253,000             943,640
               Heiwa Corp.                                                                   81,500           1,173,008
               Heiwado Co., Ltd.                                                             38,000             579,163
               Higo Bank, Ltd.                                                              308,000           2,198,248
               Hitachi Cable, Ltd.                                                          236,000           1,017,542
               Hitachi Kokusai Electric, Inc.                                                87,000             760,908
               Hitachi Maxell, Ltd.                                                          96,000           1,166,763
               Hitachi Metals, Ltd.                                                         201,000           1,281,006
               Hitachi Software Engineering Co., Ltd.                                        33,800             563,727
               Hitachi Transport System, Ltd.                                                76,000             633,009
               Hitachi, Ltd.                                                              4,970,000          29,696,012
               Hokkoku Bank, Ltd.                                                           239,000           1,041,637
               Hokuetsu Paper Mills, Ltd.                                                   162,000             880,974
               House Foods Corp.                                                            117,000           1,648,185
               Hyakugo Bank, Ltd.                                                           258,000           1,582,335
               Hyakujishi Bank, Ltd.                                                        314,000           1,782,165
           *   Ishikawajima-Harima Heavy Industries Co., Ltd.                               819,000           1,164,194
               Itoham Foods, Inc.                                                           132,000             601,220
               Iyo Bank, Ltd.                                                               237,000           1,889,496
               Japan Airport Terminal Co., Ltd.                                              68,300             637,862
               Joyo Bank, Ltd.                                                              892,000           4,534,886
               Juroku Bank, Ltd.                                                            349,000           1,868,471
               Kadokawa Holdings, Inc.                                                       15,200             540,500
               Kagoshima Bank, Ltd.                                                         154,000           1,171,822
               Kamigumi Co., Ltd.                                                           357,000           2,660,128
               Kandenko Co., Ltd.                                                           129,000             758,687
               Kanto Auto Works, Ltd., Yokosuka                                              12,600             147,981
               Katokichi Co., Ltd.                                                          103,500             723,388
               Kawasaki Heavy Industries, Ltd.                                              910,000           1,628,496
               Keiyo Bank, Ltd.                                                             212,000           1,012,548
               Kikkoman Corp.                                                               259,000           2,345,042
               Kinden Corp.                                                                 167,000           1,235,604
               Kirin Brewery Co., Ltd.                                                    1,152,000          11,268,141
           #   Kissei Pharmaceutical Co., Ltd.                                               41,000             782,210
               Kobe Steel, Ltd.                                                           2,041,000           3,549,885
               Koito Manufacturing Co., Ltd.                                                101,000           1,085,932
               Kokuyo Co., Ltd.                                                              81,200           1,041,108
               Komori Corp.                                                                  52,000             787,596
               Kuraray Co., Ltd.                                                            499,000           4,421,577
               Kyocera Corp.                                                                238,800          18,270,139
               KYORIN Pharmaceutical Co., Ltd.                                               52,000             648,607
               Maeda Corp.                                                                  129,000             711,651
               Makita Corp.                                                                 209,000           4,069,632
               Marubeni Corp.                                                             1,942,000           6,128,947
               Marui Co., Ltd.                                                              408,600           5,669,748
               Maruichi Steel Tube, Ltd.                                                    117,000           2,495,996
               Matsushita Electric Industrial Co., Ltd.                                   3,561,135          53,046,962
               Matsushita Electric Works, Ltd.                                              403,000           3,331,039
               Meiji Seika Kaisha, Ltd. Tokyo                                               292,000           1,421,273
               Millea Holdings, Inc.                                                          2,296          30,391,067
               Mitsubishi Gas Chemical Co., Inc.                                            305,000           1,501,802
               Mitsubishi Heavy Industries, Ltd.                                          4,791,000          12,331,213
               Mitsubishi Logistics Corp.                                                   106,000           1,010,933

               Mitsubishi Materials Corp.                                                   975,000           2,134,057
               Mitsubishi Securities Co., Ltd.                                              226,000           1,883,182
               Mitsui Chemicals, Inc.                                                       807,800           4,580,860
               Mitsui Engineering and Shipbuilding Co., Ltd.                                481,000           1,037,198
               Mitsui Marine & Fire Insurance Co., Ltd.                                   2,138,000          19,431,714
               Mitsumi Electric Co., Ltd.                                                    45,800             484,763
           #   Mori Seiki Co., Ltd.                                                          63,500             656,559
               Morinaga Milk Industry Co., Ltd.                                             160,000             660,253
               Musashino Bank, Ltd.                                                          21,300             973,546
               Nagase & Co., Ltd.                                                           101,000             986,075
               Namco, Ltd.                                                                   11,000             148,462
               Nanto Bank, Ltd.                                                             317,000           1,627,254
               NGK Insulators, Ltd.                                                         216,000           2,248,607
               NGK Spark Plug Co., Ltd.                                                     144,000           1,619,451
               Nichicon Corp.                                                                72,900             958,028
               Nichirei Corp.                                                               180,000             674,476
           #   Nifco, Inc.                                                                   37,000             579,950
               Nihon Unisys, Ltd.                                                            69,100             646,881
               Nippon Express Co., Ltd.                                                     211,000             959,175
           #   Nippon Kayaku Co., Ltd.                                                      128,000             690,344
               Nippon Meat Packers, Inc., Osaka                                             248,000           3,063,990
               Nippon Mitsubishi Oil Corp.                                                1,871,050          12,203,013
               Nippon Paint Co., Ltd.                                                       184,000             643,029
               Nippon Sheet Glass Co., Ltd.                                                 358,000           1,398,783
               Nippon Shinpan Co., Ltd.                                                     191,000             930,169
               Nippon Shokubai Co., Ltd.                                                    163,000           1,306,161
               Nippon Suisan Kaisha, Ltd.                                                   143,000             542,657
               Nippon Television Network Corp.                                                9,400           1,314,856
               Nippon Unipac Holding, Tokyo                                                   1,080           4,197,550
               Nipponkoa Insurance Co., Ltd.                                                909,000           6,286,099
           *   Nipro Corp.                                                                   42,000             627,234
           #   Nishimatsu Construction Co., Ltd.                                            364,000           1,227,341
               Nissay Dowa General Insurance Co., Ltd.                                      383,000           1,926,866
               Nisshin Seifun Group, Inc.                                                   165,000           1,622,652
               Nisshin Steel Co., Ltd.                                                      753,000           1,832,813
               Nisshinbo Industries, Inc.                                                   305,000           2,340,054
               NSK, Ltd.                                                                    319,000           1,546,136
               Obayashi Corp.                                                               751,000           3,798,076
               Ogaki Kyoritsu Bank, Ltd.                                                    227,000           1,342,026
               Oita Bank, Ltd.                                                               81,000             524,068
               Oji Paper Co., Ltd.                                                          924,000           4,886,947
               Okumura Corp.                                                                175,000             942,537
               Onward Kashiyama Co., Ltd.                                                   125,000           1,519,788
               PanaHome Corp.                                                               106,000             553,566
               Pioneer Electronic Corp.                                                     196,200           3,232,942
               Promise Co., Ltd.                                                             60,500           3,757,748
               Q.P. Corp.                                                                   109,600             953,070
               Rengo Co., Ltd.                                                              180,000             930,307
           *   Resona Holdings, Inc.                                                      1,873,000           3,562,488
               Rinnai Corp.                                                                  37,100             931,643
               Ryosan Co., Ltd.                                                              30,500             743,967
               San In Godo Bank, Ltd.                                                       144,000           1,374,980
               Sanwa Shutter Corp.                                                          101,000             564,277
               Sanyo Chemical Industries, Ltd.                                               54,000             390,521

           #   Sanyo Electric Co., Ltd.                                                   1,981,000           5,373,145
           #   Sapporo Breweries, Ltd.                                                      251,000           1,251,396
               Sapporo Hokuyo Holdings, Inc.                                                    271           1,956,724
               Seino Transportation Co., Ltd.                                               193,000           1,687,227
               Sekisui Chemical Co., Ltd.                                                   557,000           3,857,932
               Sekisui House, Ltd.                                                          942,000           9,223,018
               Seventy-seven (77) Bank, Ltd.                                                334,000           2,100,276
               SFCG Co., Ltd.                                                                 8,010           2,035,396
               Shiga Bank, Ltd.                                                             272,000           1,682,500
               Shikoku Bank, Ltd.                                                           153,000             819,740
               Shimachu Co., Ltd.                                                            49,900           1,240,974
               Shinko Securities Co., Ltd.                                                  540,000           1,631,886
               Shizuoka Bank, Ltd.                                                          744,000           6,412,659
               Sohgo Security Services Co.,Ltd.                                              73,300             933,443
               Sumitomo Bakelite Co., Ltd.                                                  105,000             653,160
               Sumitomo Corp.                                                               471,000           3,761,719
               Sumitomo Electric Industries, Ltd.                                           899,000           9,429,436
               Sumitomo Forestry Co., Ltd.                                                  139,000           1,208,517
               Sumitomo Metal Mining Co., Ltd.                                              215,000           1,375,456
               Sumitomo Osaka Cement Co., Ltd.                                              348,000             835,765
               Sumitomo Trust & Banking Co., Ltd.                                            21,000             124,207
               Sumitomo Warehouse Co., Ltd.                                                 114,000             583,082
               Suzuken Co., Ltd.                                                             56,700           1,505,343
               Taiheiyo Cement Corp.                                                      1,209,800           3,133,016
               Taiyo Yuden Co., Ltd.                                                        126,000           1,399,978
               Takara Standard Co., Ltd.                                                    118,000             754,442
               Takashimaya Co., Ltd.                                                        124,000           1,038,260
               Teijin, Ltd.                                                                 893,000           3,920,705
               Teikoku Oil Co., Ltd.                                                        346,000           2,336,074
               The Nisshin Oillio Group, Ltd.                                                48,000             271,062
               Toda Corp.                                                                   203,000             829,553
               Toho Bank, Ltd.                                                               87,000             356,324
               Tokai Tokyo Securities Co., Ltd.                                             155,000             456,439
               Tokuyama Corp.                                                               248,000           1,829,540
               Tokyo Broadcasting System, Inc.                                              117,500           1,975,348
               Tokyo Dome Corp.                                                             110,000             598,434
               Tokyo Style Co., Ltd.                                                        133,000           1,353,008
               Tokyo Tatemono Co., Ltd.                                                     143,000             987,906
               Toppan Forms Co., Ltd.                                                        33,200             364,492
               Toppan Printing Co., Ltd.                                                    720,000           7,318,236
               Toshiba TEC Corp.                                                            181,000             799,920
               Tostem Inax Holding Corp.                                                    324,500           5,520,102
               Toyo Ink Manufacturing Co., Ltd.                                             174,000             676,293
               Toyo Seikan Kaisha, Ltd.                                                     287,600           4,985,498
               Toyo Suisan Kaisha, Ltd.                                                      64,000           1,003,435
               Toyoda Machine Works, Ltd.                                                    54,000             521,549
               Toyota Auto Body Co., Ltd.                                                    86,000           1,683,836
               TV Asahi Corp.                                                                   565           1,157,225
               UNY Co., Ltd.                                                                158,000           1,713,715
           #   Wacoal Corp.                                                                 149,000           1,981,030
               Yamaguchi Bank, Ltd.                                                         151,000           1,708,035
               Yamaha Corp.                                                                 250,100           3,652,658
               Yamanashi Chuo Bank, Ltd.                                                    140,000             840,378
               Yamatake Corp.                                                                47,700             787,021

               Yamato Kogyo Co., Ltd.                                                        32,000             366,676
               Yamazaki Baking Co., Ltd.                                                    155,000           1,331,732
               Yasuda Fire & Marine Insurance Co., Ltd.                                     431,000           4,354,284
               Yodogawa Steel Works, Ltd.                                                   123,000             649,356
               Yokohama Rubber Co., Ltd.                                                    410,000           1,684,596
               York-Benimaru Co., Ltd.                                                       29,300             814,490
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $581,985,790)                                                                                    601,474,625
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.2%)
           *   Japanese Yen                                                                                   8,010,462
                                                                                                       ----------------
     (Cost $8,054,614)
     TOTAL -- JAPAN
       (Cost $590,040,404)                                                                                  609,485,087
                                                                                                       ----------------

     FRANCE -- (10.2%)
     COMMON STOCKS -- (10.2%)
               Air France                                                                   192,225           3,059,396
               Air Liquide SA                                                                 9,820           1,714,730
               Arcelor SA                                                                   167,800           3,336,596
           #   Assurances Generales de France (AGF)                                         177,559          14,242,010
           #   AXA                                                                        2,459,139          60,024,211
           #   BNP Paribas SA                                                             1,368,012          91,964,838
           #   Bongrain SA                                                                    7,145             440,239
         # *   Business Objects SA                                                           94,856           2,723,788
           *   Cap Gemini SA                                                                167,370           5,339,463
         # *   CNP Assurances                                                                33,992           2,278,353
           #   Compagnie de Saint-Gobain                                                    455,792          26,216,746
           #   Compagnie Francaise d'Etudes et de Construction Technip SA                   105,512           4,660,453
           #   Credit Agricole SA                                                            27,709             718,511
           #   Eiffage SA                                                                    10,431             832,447
               Esso SA                                                                          686             115,573
           #   Euler-Hermes SA                                                               10,710             809,734
               Faurecia SA                                                                   30,445           2,283,397
           #   Fimalac SA                                                                    46,887           2,147,169
           *   Gecina SA                                                                     29,500           3,577,499
           #   Generale des Establissements Michelin SA Series B                            212,585          13,428,150
               Havas SA                                                                     300,744           1,777,230
           #   Imerys SA                                                                     44,000           3,170,823
           #   LaFarge SA                                                                   253,511          22,940,260
               LaFarge SA Prime Fidelity                                                     85,542           7,800,086
           #   Lagardere S.C.A. SA                                                           10,900             776,091
           #   Peugeot SA                                                                   238,144          14,252,610
           #   Pinault Printemps Redoute SA                                                 100,151           9,912,856
               Remy Cointreau SA                                                             56,022           2,364,088
           #   Renault SA                                                                   317,738          27,183,519
           #   Schneider SA                                                                 318,189          23,394,591
               SEB SA Prime Fidelity                                                          9,900           1,017,849
           #   Societe BIC SA                                                                52,288           2,807,476
           #   Societe des Ciments de Francais                                               35,796           3,271,505
           #   Societe Generale Paris                                                       293,528          28,842,183

               Sodexho Alliance SA                                                          122,494           3,932,540
           #   Suez (ex Suez Lyonnaise des Eaux)                                            666,220          17,918,894
           #   Thomson Multimedia                                                           345,508           8,772,529
           #   Unibail SA                                                                    58,749           7,466,708
           #   Valeo SA                                                                     103,212           4,319,434
               Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec
                 Reunies)                                                                     4,504           1,042,930
           #   Vivendi Universal SA                                                         403,364          12,284,113
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $337,331,390)                                                                                    445,161,618
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Air France Warrants 11/06/07                                                  16,500               7,513
           *   Rallye SA Series B Warrants 11/30/05                                          18,020               1,330
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $28,587)                                                                                               8,843
                                                                                                       ----------------

     TOTAL -- FRANCE
       (Cost $337,359,977)                                                                                  445,170,461
                                                                                                       ----------------

     GERMANY -- (6.1%)
     COMMON STOCKS -- (6.1%)
           *   Aachener und Muenchener Beteiligungs AG                                       33,828           2,733,015
               Allianz AG                                                                    11,053           1,301,390
               BASF AG                                                                      154,032          10,222,522
           #   Bayer AG                                                                     498,853          16,751,199
           #   Bayerische Motorenwerke AG                                                   519,011          22,440,762
           *   Bayerische Vereinsbank AG                                                    845,488          20,776,122
               BHW Holding AG                                                                10,667             183,041
               Bilfinger & Berger Bau AG                                                     23,702           1,125,170
           #   Commerzbank AG                                                               594,131          12,903,783
           #   DaimlerChrysler AG                                                         1,368,494          55,172,318
           #   Deutsche Bank AG                                                             770,191          59,920,101
               E.ON AG                                                                       12,593           1,093,248
               Fraport AG                                                                    68,708           2,836,900
               Fresenius Medical Care AG                                                     18,966           1,489,708
           *   Heidelberger Druckmaschinen AG                                                46,167           1,425,361
               Heidelberger Zement AG                                                        78,542           5,023,273
           #   Hochtief AG                                                                   71,840           2,441,166
               Hypo Real Estate Holding AG                                                   84,277           3,318,984
           *   IVG Immobilien AG                                                             30,276             550,018
           *   Lanxess                                                                       49,885           1,058,301
         # *   Linde AG                                                                      77,043           5,228,378

               Merck KGAA                                                                    67,288           5,255,818
           *   MG Technologies AG                                                           150,773           1,709,520
           #   Preussag AG                                                                  181,223           4,492,857
               Salzgitter AG                                                                 13,041             305,122
               SCA Hygiene Products AG                                                        3,550           1,266,675
               Suedzucker AG                                                                 26,428             498,662
               ThyssenKrupp AG                                                              450,803           8,276,198
               Vattenfall Europe AG                                                          90,913           3,557,582
           #   Volkswagen AG                                                                295,657          13,011,886
                                                                                                       ----------------

     TOTAL -- GERMANY
       (Cost $248,181,818)                                                                                  266,369,080
                                                                                                       ----------------

     SWITZERLAND -- (5.9%)
     COMMON STOCKS -- (5.9%)
               Baloise-Holding                                                              214,760          11,213,948
               Bank Sarasin & Cie Series B, Basel                                               180             302,919
               Banque Cantonale Vaudoise                                                     12,608           2,784,576
               Berner Kantonalbank                                                           15,175           2,237,805
               Ciba Spezialitaetenchemie Holding AG                                          81,000           4,815,990
               Cie Financiere Richemont AG Series A                                       1,251,000          38,086,850
           *   Clariant AG                                                                   64,982             910,858
           #   Credit Swisse Group                                                        1,452,179          58,093,081
           *   Fischer (Georg) AG, Schaffhausen                                               1,280             379,447
           #   Givaudan SA                                                                    5,792           3,447,490
               Holcim, Ltd.                                                                 199,770          12,143,764
               Jelmoli Holding AG                                                               500             679,112
               Luzerner Kantonalbank AG                                                      12,294           2,362,894
               Pargesa Holding SA, Geneve                                                     1,935           6,973,437
           *   PSP Swiss Property AG                                                        109,600           4,835,314
               Rieters Holdings AG                                                            7,860           2,130,195
               Sig Holding AG                                                                30,888           6,567,412
           *   Sika Finanz AG, Baar                                                           3,828           2,404,569
               St. Galler Kantonalbank                                                       10,146           2,583,336
           *   Swiss Life AG                                                                132,137          17,447,146
           #   Swiss Reinsurance Co., Zurich                                                330,715          20,472,030
           *   Syngenta AG                                                                  165,100          17,067,625
           #   Unaxis Holding AG                                                             45,400           6,370,296
           *   Valiant Holding AG                                                            39,295           3,461,651
           *   Valora Holding AG                                                             12,170           2,670,439
           *   Zurich Financial SVCS AG                                                     152,206          25,283,580
                                                                                                       ----------------

     TOTAL -- SWITZERLAND
        (Cost $188,429,435)                                                                                 255,725,764
                                                                                                       ----------------

     AUSTRALIA -- (4.5%)
     COMMON STOCKS -- (4.4%)
               Amcor, Ltd.                                                                  881,869           4,510,853
               AMP, Ltd.                                                                  1,026,864           5,103,408
               Ansell, Ltd.                                                                 303,463           2,103,777

               APN News & Media, Ltd.                                                       509,371           1,958,875
           #   Australand Property Group                                                    674,862             718,280
               AWB, Ltd.                                                                    364,594           1,223,471
               AXA Asia Pacific Holdings, Ltd.                                            2,837,724           9,943,499
               Bluescope Steel, Ltd.                                                      1,252,100           7,606,018
               Boral, Ltd.                                                                  944,335           4,224,733
               Brickworks, Ltd.                                                              37,510             285,742
               Caltex Australia, Ltd.                                                       238,359           2,710,833
               Commonwealth Bank of Australia                                             1,376,094          38,441,344
               CSR, Ltd.                                                                  1,514,337           2,826,140
               Downer Group, Ltd.                                                           225,933             900,086
               Futuris Corp., Ltd.                                                          531,719             677,624
               Insurance Australiz Group, Ltd.                                              763,270           3,361,898
               Lend Lease Corp., Ltd.                                                       568,460           5,236,997
               Lion Nathan, Ltd.                                                            871,345           4,827,362
               Mayne Group, Ltd.                                                          1,315,561           4,588,824
               Mirvac, Ltd.                                                               1,229,901           3,098,714
               National Australia Bank, Ltd.                                              1,823,878          43,291,233
               Onesteel, Ltd.                                                               505,842             957,969
               Orica, Ltd.                                                                   51,604             612,186
               Origin Energy, Ltd.                                                          817,347           4,402,584
               Paperlinx, Ltd.                                                              727,704           1,272,060
               Publishing and Broadcasting, Ltd.                                            219,621           2,522,066
               Quantas Airways, Ltd.                                                      3,489,827           8,465,231
               Rinker Group, Ltd.                                                           982,162           9,119,299
               Santos, Ltd.                                                                 972,348           7,385,686
               Seven Network, Ltd.                                                          211,508           1,137,210
               Stockland Trust Group                                                         22,867              95,265
           *   Stockland Trust Group Issue 05                                                   772               3,184
               WMC Resources, Ltd.                                                        1,821,249          10,609,212
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $133,957,352)                                                                                    194,221,663
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.1%)
           *   Australian Dollar                                                                              3,698,009
                                                                                                       ----------------
     (Cost $3,701,213)
     TOTAL -- AUSTRALIA
        (Cost $137,658,565)                                                                                 197,919,672
                                                                                                       ----------------

     NETHERLANDS -- (4.4%)
     COMMON STOCKS -- (4.4%)
               ABN AMRO Holding NV                                                           35,897             833,655
               Aegon NV                                                                   2,897,384          37,096,508
               DSM NV                                                                       134,117           8,977,717
           #   Hunter Douglas NV                                                             94,242           4,873,152
               IHC Caland NV                                                                 16,740           1,073,392
               ING Groep NV                                                               2,065,009          57,137,284
           *   Koninklijke Ahold NV                                                       1,815,643          13,705,566
               Koninklijke KPN NV                                                         2,458,914          19,554,154
               Koninklijke Nedlloyd NV                                                       21,621           1,483,685
               Koninklijke Philips Electronics NV                                         1,412,706          36,135,774

               NV Holdingsmij de Telegraaf                                                    6,800             146,078
               VNU NV                                                                       387,846          10,550,466
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $157,028,179)                                                                                    191,567,431
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   SBM Offshore Coupons                                                          16,740                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- NETHERLANDS
       (Cost $157,028,179)                                                                                  191,567,431
                                                                                                       ----------------

     HONG KONG -- (2.9%)
     COMMON STOCKS -- (2.9%)
               Cheung Kong Holdings, Ltd.                                                 2,727,000          24,802,772
               China Overseas Land & Investment, Ltd.                                     1,864,000             348,558
               China Travel International Investment, Ltd.                                  680,000             187,219
               China Unicom, Ltd.                                                         5,118,000           4,103,851
           #   Citic Ka Wah Bank, Ltd.                                                    1,272,000             468,472
               Citic Pacific, Ltd.                                                          934,000           2,598,145
               Great Eagle Holdings, Ltd.                                                   308,987             703,437
               Hang Lung Development Co., Ltd.                                            2,518,000           4,294,704
               Henderson Land Development Co., Ltd.                                       1,122,000           5,103,391
               Hong Kong and Shanghai Hotels, Ltd.                                          892,417             932,191
               Hopewell Holdings, Ltd.                                                    1,455,000           3,593,405
               Hutchison Whampoa, Ltd.                                                    3,751,000          32,550,877
               Hysan Development Co., Ltd.                                                2,157,039           4,339,438
           #   Kerry Properties, Ltd.                                                     2,312,291           5,059,302
               New World Development Co., Ltd.                                            3,131,239           3,266,789
               Shanghai Industrial Holdings, Ltd.                                         1,094,000           2,120,039
           #   Shangri-La Asia, Ltd.                                                      3,000,733           4,530,388
           #   Sino Land Co., Ltd.                                                        8,212,433           8,409,841
               Tsim Sha Tsui Properties, Ltd.                                               472,000             815,730
               Union Bank of Hong Kong, Ltd.                                                364,000             450,473
               Wharf Holdings, Ltd.                                                       3,438,214          11,212,895
           #   Wheelock and Co., Ltd.                                                     3,940,000           5,674,640
               Wheelock Properties, Ltd.                                                  1,485,000             761,763
                                                                                                       ----------------

     TOTAL -- HONG KONG
       (Cost $112,259,789)                                                                                  126,328,320
                                                                                                       ----------------

     SWEDEN -- (2.7%)
     COMMON STOCKS -- (2.7%)
               Carbo AB                                                                       2,900              70,670
               Castellum AB                                                                   4,100             158,082
               Electrolux AB Series B                                                       324,100           7,084,855
               Gambro AB Series A                                                           555,400           7,366,291
               Gambro AB Series B                                                           216,300           2,881,955
               Holmen AB Series A                                                             6,300             178,842
           #   Holmen AB Series B                                                           155,700           4,187,532

           #   NCC AB Series B                                                               59,700             875,994
               Nordic Baltic Holdings AB                                                  2,603,100          23,777,113
               Skandinaviska Enskilda Banken Series A                                       368,800           6,344,263
               Skandinaviska Enskilda Banken Series C                                         9,800             161,411
         # *   SKF AB Redeemable Shares Series A                                             22,650              75,795
           *   SKF AB Redeemable Shares Series B                                             29,700              99,387
               SKF AB Series A                                                               90,600             926,347
               SKF AB Series B                                                              118,800           1,213,623
               SSAB Swedish Steel Series A                                                  180,800           4,395,242
               SSAB Swedish Steel Series B                                                   60,500           1,420,951
           #   Svenska Cellulosa AB Series A                                                 19,000             652,990
               Svenska Cellulosa AB Series B                                                221,100           7,527,170
               Telia AB                                                                   2,582,000          12,778,300
               Trelleborg AB Series B                                                       160,600           2,495,014
               Volvo AB Series A                                                            243,200           9,607,395
               Volvo AB Series B                                                            443,400          18,127,730
               Whilborg Fastigheter AB Class B                                              173,980           3,510,524
         # *   Wihlborgs Fastigheter AB                                                      34,796             818,350
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $88,187,543)                                                                                     116,735,826
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   SSAB Svenskt AB Redemption Rights 05/23/05                                   180,800              87,473
           *   SSAB Svenskt AB Series B Redemption Rights 05/23/05                           60,500              34,962
           *   TeliaSonera AB Redeemable Rights 06/09/05                                  2,317,000             221,083
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
       (Cost $0)                                                                                                343,518
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Swedish Krona                                                                                     14,372
                                                                                                       ----------------
     (Cost $14,635)
     TOTAL -- SWEDEN
       (Cost $88,202,178)                                                                                   117,093,716
                                                                                                       ----------------

     SPAIN -- (2.6%)
     COMMON STOCKS -- (2.6%)
               Acerinox SA                                                                  261,360           3,771,894
               Arcelor SA                                                                    30,000             594,540
               Autopistas Concesionaria Espanola SA                                         310,251           6,919,589
               Banco de Andalucia                                                               900              79,322
               Banco de Sabadell SA                                                         154,021           4,039,655
           #   Banco Pastor SA                                                               59,400           2,217,359
               Banco Santander Central Hispanoamerica SA                                     84,304             963,043
           #   Cementos Portland SA                                                          21,016           1,443,017
               Corporacion Mapfre Compania Internacional de Reaseguros SA                   146,555           2,135,749
           #   Ebro Puleva SA                                                               120,322           2,164,453
           #   Endesa SA, Madrid                                                          1,136,646          24,738,040
               Gas Natural SA, Buenos Aires                                                 121,385           3,402,534
           #   Iberdrola SA                                                                 535,000          13,646,506
           #   Iberia Lineas Aereas de Espana SA                                            617,500           1,951,947

           #   Inmobiliaria Urbis SA                                                         96,328           1,634,652
               Repsol SA                                                                  1,289,224          32,239,985
               Sociedad General de Aguas de Barcelona SA                                    119,484           2,406,473
           *   Sociedad General de Aguas de Barcelona SA                                      1,194              23,994
           #   Sol Melia SA                                                                 157,217           1,650,123
               Union Fenosa SA                                                              230,000           6,921,699
               Vallehermoso SA                                                               46,125             929,543
                                                                                                       ----------------

     TOTAL -- SPAIN
       (Cost $70,367,226)                                                                                   113,874,117
                                                                                                       ----------------

     ITALY -- (2.3%)
     COMMON STOCKS -- (2.3%)
           *   Alitalia Linee Aeree Italiane SpA Series A                                 6,690,000           2,126,779
           #   Banca Antoniana Popolare Veneta SpA                                           83,000           2,649,800
           #   Banca Monte Dei Paschi di Siena SpA                                        2,279,872           8,187,429
         # *   Banca Nazionale del Lavoro SpA                                             2,230,687           7,519,362
           #   Banca Popolare di Lodi Scarl                                                 437,995           4,271,876
               Banca Popolare di Milano                                                     730,208           7,398,062
           #   Benetton Group SpA                                                           181,249           1,644,732
           #   Buzzi Unicem SpA                                                              67,793             975,483
           #   Caltagirone Editore SpA                                                      184,888           1,651,000
               Capitalia SpA                                                              2,992,113          15,632,746
           #   CIR SpA (Cie Industriale Riunite), Torino                                    500,000           1,381,906
           #   Compagnia Assicuratrice Unipol SpA                                           745,685           2,953,366
         # *   Edison SpA                                                                 1,734,262           3,929,021
               Erg SpA                                                                      197,993           3,067,753
         # *   Fiat SpA                                                                   1,054,970           7,108,155
           #   Italcementi SpA                                                              444,060           6,857,544
           #   Italmobiliare SpA, Milano                                                     33,664           2,091,219
               Manifattura Lane Gaetano Marzotto & Figli SpA                                  5,573             122,539
               Milano Assicurazioni SpA                                                     182,000           1,034,660
           #   Pirelli & Co. SpA                                                          1,486,658           1,640,719
           #   SAI SpA (Sta Assicuratrice Industriale), Torino                              167,605           4,368,323
           #   San Paolo-IMI SpA                                                            833,105          11,571,110
               Societe Cattolica di Assicurazoni Scarl SpA                                    8,800             384,956
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $85,190,508)                                                                                      98,568,540
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Fiat SpA Warrants 2007                                                        51,693              12,086
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- ITALY
       (Cost $85,190,508)                                                                                    98,580,626
                                                                                                       ----------------

     IRELAND -- (1.8%)
     COMMON STOCKS -- (1.8%)
               Allied Irish Banks P.L.C.                                                    688,656          14,288,890
               Bank of Ireland P.L.C.                                                     1,181,012          17,929,477

               CRH P.L.C.                                                                 1,243,314          31,389,925
           *   Elan Corp. P.L.C.                                                            587,038           4,481,845
               Irish Permanent P.L.C.                                                       650,175          10,813,430
                                                                                                       ----------------

     TOTAL -- IRELAND
       (Cost $73,640,064)                                                                                    78,903,567
                                                                                                       ----------------
     FINLAND -- (1.2%)
     COMMON STOCKS -- (1.2%)
               Fortum Oyj                                                                   383,200           5,804,712
               Huhtamaki Van Leer Oyj                                                         2,300              34,923
               Kemira GrowHow Oyj                                                            21,542             166,892
               Kemira Oyj                                                                   101,377           1,349,484
               Kesko Oyj                                                                    157,000           3,763,045
               Metso Oyj                                                                    219,166           4,387,953
               M-Real Oyj Series B                                                          253,400           1,367,837
               Okobank Class A                                                               65,000           1,036,945
               Outokumpu Oyj Series A                                                       351,300           4,845,269
               Rautaruukki Oyj Series K                                                      75,900           1,069,234
               Stora Enso Oyj Series R                                                      922,500          12,120,767
               Upm-Kymmene Oyj                                                              865,900          16,741,637
               Wartsila Corp. Oyj Series B                                                   59,400           1,787,015
                                                                                                       ----------------

     TOTAL -- FINLAND
       (Cost $47,739,726)                                                                                    54,475,713
                                                                                                       ----------------

     BELGIUM -- (1.2%)
     COMMON STOCKS -- (1.2%)
               Ackermans & Van Haaren SA                                                      4,187             166,139
               Banque Nationale de Belgique                                                   1,049           4,308,998
               Bekaert SA                                                                     2,787             206,610
               Cofinimmo SA                                                                   1,108             175,964
         # *   Cumerio                                                                       70,740             974,956
           *   Cumerio VVPR                                                                   2,009                  74
           #   Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                        231,485          13,660,326
           #   Dexia SA                                                                     191,251           4,149,578
               D'Ieteren SA                                                                     431              85,582
           #   Groupe Bruxelles Lambert                                                      55,500           4,720,650
           *   ING Bank Belgium NV                                                              128                   0
               Interbrew SA                                                                 196,392           6,490,050
               KBC Bancassurance Holding SA                                                 127,286          10,318,758
           #   Nationale a Portefeuille                                                       4,029             853,844
           #   Suez (ex Suez Lyonnaise des Eaux)                                             95,400           2,568,186
           *   Umicore-Strip VVPR                                                             2,009                 270
               Union Miniere SA                                                              70,740           5,556,572
                                                                                                       ----------------

     TOTAL -- BELGIUM
       (Cost $39,649,089)                                                                                    54,236,557
                                                                                                       ----------------

     DENMARK -- (1.2%)
     COMMON STOCKS -- (1.2%)
               Carlsberg A.S. Series B                                                       35,725           1,748,981
           #   Codan A.S.                                                                    57,000           2,788,695
               Danisco A.S.                                                                  90,330           6,219,533
               Danske Bank A.S.                                                             481,453          13,815,709
           *   Jyske Bank A.S.                                                               89,350           3,413,511
               Nordea AB                                                                    475,918           4,348,109
               Rockwool, Ltd.                                                                16,200           1,124,376
               Sydbank A.S.                                                                  71,200           1,477,059
               Tele Danmark A.S.                                                            380,150          16,760,739
                                                                                                       ----------------

     TOTAL -- DENMARK
       (Cost $36,729,428)                                                                                    51,696,712
                                                                                                       ----------------

     NORWAY -- (1.0%)
     COMMON STOCKS -- (1.0%)
               Den Norske Bank ASA Series A                                                 905,394           8,757,199
           *   Fred Olsen Energy ASA                                                         34,000             682,271
           #   Norsk Hydro ASA                                                              287,800          23,325,408
               Norske Skogindustrier ASA Series A                                           247,500           3,801,116
               Orkla ASA Series A                                                            96,900           3,302,860
               Prosafe ASA                                                                    7,300             219,358
               Storebrand ASA                                                               415,300           3,455,309
                                                                                                       ----------------

     TOTAL -- NORWAY
       (Cost $36,542,042)                                                                                    43,543,521
                                                                                                       ----------------

     SINGAPORE -- (0.7%)
     COMMON STOCKS -- (0.7%)
           #   Creative Technology Co., Ltd.                                                 39,550             314,458
               DBS Group Holdings, Ltd.                                                     813,000           6,769,561
               Fraser & Neave, Ltd.                                                         756,290           7,112,115
               Keppel Land, Ltd.                                                            258,000             352,261
               Neptune Orient Lines, Ltd.                                                   189,000             378,024
               Overseas Chinese Banking Corp., Ltd.                                          94,000             782,999
               SembCorp Industries, Ltd.                                                    690,900             938,841
               Singapore Airlines, Ltd.                                                   1,258,000           8,653,781
               Singapore Land, Ltd.                                                         813,000           2,529,545
               United Overseas Bank, Ltd.                                                    66,000             565,603
           #   United Overseas Land, Ltd.                                                 1,734,000           2,282,735
                                                                                                       ----------------

     TOTAL -- SINGAPORE
       (Cost $26,577,243)                                                                                    30,679,923
                                                                                                       ----------------

     PORTUGAL -- (0.4%)
     COMMON STOCKS -- (0.4%)
               Banco Comercial Portugues SA                                               2,332,042           6,034,412
               Banco Espirito Santo e Comercial de Lisboa                                   192,268           3,018,327
               BPI SGPS SA                                                                  635,057           2,402,573
               Cimpor Cimentos de Portugal SA                                               385,415           2,067,538
               Portucel-Empresa Produtora de Pasta de Papel SA                            1,442,478           2,487,422
                                                                                                       ----------------

     TOTAL -- PORTUGAL
       (Cost $14,634,454)                                                                                    16,010,272
                                                                                                       ----------------

     GREECE -- (0.3%)
     COMMON STOCKS -- (0.3%)
           *   Agricultural Bank of Greece S.A.                                             123,600             895,249
               Alpha Credit Bank                                                             42,048           1,155,740
               Bank of Greece                                                                 8,520           1,075,583
               Bank of Piraeus S.A.                                                           4,600              82,240
           *   Commercial Bank of Greece                                                     44,760           1,371,166
               EFG Eurobank Ergasias S.A.                                                    60,097           1,851,458
               Hellenic Petroleum S.A.                                                      159,140           1,530,147
               Hellenic Telecommunication Organization Co. S.A.                             276,079           4,918,577
               National Bank of Greece                                                       20,176             680,936
                                                                                                       ----------------

     TOTAL -- GREECE
       (Cost $9,708,569)                                                                                     13,561,096
                                                                                                       ----------------

     AUSTRIA -- (0.3%)
     COMMON STOCKS -- (0.3%)
               Bank Austria Creditanstalt AG                                                 70,493           6,932,327
               Bohler Uddeholm AG                                                             6,402             826,246
               Voestalpine AG                                                                62,211           4,194,277
               Wienerberger AG                                                               10,244             453,991
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $8,010,878)                                                                                       12,406,841
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Boehler-Uddeholm AG Rights 06/02/05                                            6,402                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- AUSTRIA
       (Cost $8,010,878)                                                                                     12,406,841
                                                                                                       ----------------

     EMU -- (0.2%)
     INVESTMENT IN CURRENCY -- (0.2%)
           *   Euro Currency                                                                                  8,495,382
                                                                                                       ----------------
     (Cost $8,683,335)

     NEW ZEALAND -- (0.1%)
     COMMON STOCKS -- (0.1%)
               Auckland International Airport, Ltd.                                         399,312             575,334
               Carter Holt Harvey, Ltd.                                                   1,955,577           2,456,271
               Fletcher Building, Ltd.                                                      693,880           3,045,029
                                                                                                       ----------------

     TOTAL -- NEW ZEALAND
        (Cost $5,397,217)                                                                                     6,076,634
                                                                                                       ----------------

     MALAYSIA -- (0.0%)
     COMMON STOCKS -- (0.0%)
           *   Rekapacific Berhad                                                           691,000                   0
                                                                                                       ----------------
     (cost $1,085,853)

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
     TEMPORARY CASH INVESTMENTS -- (20.6%)

           ^   Repurchase Agreement, Deutsche Bank Securities, Merrill
               Lynch & Mizuho Securities USA 2.96%, 3.07%, and 2.98%,
               respectively, 06/01/05 (Collateralized by $1,247,813,560
               U.S. TIPS 1.875%, 07/15/13 and 3.375%, 01/15/07; U.S.
               STRIPS, rates ranging from 0% to 10.75%, maturities ranging from 08/15/05 to 02/15/31; GNMA's, rates ranging from 3.75%
               to 5.75%, maturities ranging from 01/20/34 to 05/20/35;
               AID-Israel, rates ranging from 0% to 5.50%, maturities
               ranging from 11/01/13 to 09/18/23; & U.S. Treasury Notes,
               rates ranging from 1.125% to 4.75%, maturities ranging from
               06/30/05 to 02/15/15, valued at $915,552,116) to be
               repurchased at $897,667,509 (Cost $897,592,866)                     $        897,593         897,592,866
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $3,763,255,811)                                                                                  $  4,364,903,149
                                                                                                       ----------------

----------
+              Securities have been fair valued. See Note B to Financial
               Statements.
*              Non-Income Producing Securities.
#              Total or Partial Securities on Loan.
^              Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
JAPAN -- (77.6%)
COMMON STOCKS -- (77.2%)
Industrials -- (21.7%)
  # *    A&A Material Corp.                                                                 123,000    $        166,283
    #    Advan Co., Ltd.                                                                     62,300             812,276
         ADVANEX, Inc.                                                                       78,000             312,390
         Aica Kogyo Co., Ltd.                                                               157,000           1,796,579
         Aichi Corp.                                                                        166,700             887,368
         Aida Engineering, Ltd.                                                             113,000             609,070
    #    Airtech Japan, Ltd.                                                                 12,100             118,542
    #    Alps Logistics Co., Ltd.                                                            35,400             663,319
         Altech Co., Ltd.                                                                    14,000             101,571
         Altech Corp.                                                                        17,050             195,329
         Amano Corp.                                                                        184,000           1,910,494
         Amatsuji Steel Ball Manufacturing Co., Ltd.                                         42,000             480,324
         Ando Corp.                                                                         165,000             434,483
         Anest Iwata Corp.                                                                  100,000             327,786
    *    Arai-Gumi, Ltd.                                                                     34,450              67,418
         Asahi Diamond Industrial Co., Ltd.                                                 162,000           1,013,388
         Asahi Kogyosha Co., Ltd.                                                            48,000             179,659
    #    Asahi Pretec Corp.                                                                  48,000             688,438
    *    Asahi Tec Corp.                                                                    118,000             216,155
    #    Asahi Techno Glass Corp.                                                           126,000             676,712
         Asanuma Corp.                                                                      162,000             323,459
         Asia Air Survey Co., Ltd.                                                           17,000              72,465
         Asia Securities Printing Co., Ltd.                                                  36,000             416,944
         Asunaro Construction, Ltd.                                                         102,000             575,244
         Ataka Constuction & Engineering Co., Ltd.                                           38,000             147,529
         Bando Chemical Industries, Ltd.                                                    236,000           1,007,264
         Biken Techno Corp.                                                                   4,200              35,499
    #    BSL Corp.                                                                          432,140             820,879
         Bunka Shutter Co., Ltd.                                                            153,000             806,104
    *    Cats, Inc.                                                                          15,400                 426
         Central Security Patrols Co., Ltd.                                                  31,400             255,415
    #    Chugai Ro Co., Ltd.                                                                201,000             486,955
    #    Chuo Denki Kogyo Co., Ltd.                                                          54,000             311,167
         CKD Corp.                                                                          139,000             988,330
         Commuture Corp.                                                                     97,202             707,009
    #    Cosel Co., Ltd.                                                                     45,500           1,211,471
         CTI Engineering Co., Ltd.                                                           38,200             326,567
         Dai-Dan Co., Ltd.                                                                  102,000             590,813
         Daifuku Co., Ltd.                                                                  249,000           2,076,609
         Daihen Corp.                                                                       292,000             761,105
         Daiho Corp.                                                                        125,000             302,648
         Dai-Ichi Jitsugyo Co., Ltd.                                                        119,000             431,432

         Daimei Telecom Engineering Corp.                                                    84,000             720,708
         Daiseki Co., Ltd.                                                                   51,000             717,629
  # *    Daisue Construction Co., Ltd.                                                      151,500             158,175
         Daiwa Industries, Ltd.                                                             101,000             574,777
    #    Danto Corp.                                                                         62,000             237,977
    #    Densei-Lambda KK                                                                    34,584             444,384
         Denyo Co., Ltd.                                                                     56,000             482,038
         DMW Corp.                                                                            1,600              65,361
         Eikoh, Inc.                                                                         12,100             112,104
  # *    Enshu, Ltd.                                                                         96,000             282,678
  # *    Fudo Construction Co., Ltd.                                                        346,200             614,876
    *    Fujita Corp.                                                                       365,100             281,154
    #    Fujitec Co., Ltd.                                                                  203,000           1,049,253
         Fujitsu Devices, Inc.                                                               51,000             562,449
         Fukuda Corp.                                                                        96,000             597,816
         Fukusima Industries Corp.                                                           20,000             265,418
  # *    Furukawa Co., Ltd.                                                                 908,000           1,098,086
         Hakuyosha Co., Ltd.                                                                 57,000             177,342
         Haltec Corp.                                                                        32,000              66,056
    *    Hamai Co., Ltd.                                                                     22,000              34,705
    #    Hanwa Co., Ltd.                                                                    484,000           1,606,737
    *    Hazama Corp.                                                                       152,500             362,450
         Hibiya Engineering, Ltd.                                                            84,000             752,148
    #    Hisaka Works, Ltd.                                                                  41,000             377,365
         Hitachi Kiden Kogyo, Ltd.                                                           27,000             119,994
         Hitachi Metals Techno, Ltd.                                                         13,000              45,437
         Hitachi Plant Engineering & Construction Co., Ltd.                                 260,000           1,255,218
         Hitachi Tool Engineering, Ltd.                                                      55,000             605,545
         Hitachi Transport System, Ltd.                                                      75,000             624,680
  # *    Hitachi Zosen Corp.                                                              1,147,500           1,485,018
         Hokuriku Electrical Construction Co., Ltd.                                          36,000             129,767
  # *    Hosokawa Micron Corp.                                                               78,000             683,227
  # *    Howa Machinery, Ltd.                                                               235,000             288,126
    *    Ichiken Co., Ltd.                                                                   48,000              84,363
    #    Iino Kaiun Kaisha, Ltd.                                                            263,000           1,209,897
         i-Logistics Corp.                                                                   52,000             178,771
         Inaba Denki Sangyo Co., Ltd.                                                        58,400           1,625,874
         Inabata and Co., Ltd., Osaka                                                       126,000           1,035,108
         Inui Steamship Co., Ltd.                                                            68,000             321,843
    #    Iseki & Co., Ltd.                                                                  498,000           1,270,849
  # *    Ishikawa Seisakusho, Ltd.                                                           75,000             160,822
         Ishikawajima Construction Materials Co., Ltd.                                       18,000              50,852
         Ishikawajima Transport Machinery Co., Ltd.                                          30,000              84,801
    #    Itoki Crebio Corp.                                                                  78,000             434,609
    #    Iwasaki Electric Co., Ltd.                                                         183,000             704,281
         Iwatani International Corp.                                                        566,000           1,463,145
    *    J Bridge Corp.                                                                      41,000             635,906
    #    Jalux, Inc.                                                                         24,500             430,858
         Jamco Corp.                                                                         49,000             301,491
    *    Japan Bridge Corp.                                                                  31,000              40,957
         Japan Cash Machine Co., Ltd.                                                        67,215           1,493,515
         Japan Foundation Engineering Co., Ltd.                                              62,000             345,805
         Japan Maintenance Co., Ltd.                                                         40,800             442,124
    #    Japan Pulp and Paper Co., Ltd.                                                     325,000           1,065,833
         Japan Servo Co., Ltd.                                                               51,000             137,230

         Japan Steel Tower Co., Ltd.                                                         44,000             216,683
    #    Japan Steel Works, Ltd.                                                            846,000           1,708,634
  # *    Japan Storage Battery Co., Ltd.                                                    529,000           1,077,919
    #    Japan Transcity Corp.                                                              137,000             527,977
    *    JFE Shoji Holdings, Inc.                                                           116,000             401,794
    *    Kamagai Gumi Co., Ltd.                                                              87,800             226,588
         Kamei Corp.                                                                         89,000             969,463
         Kanaden Corp.                                                                       66,000             385,724
    #    Kanagawa Chuo Kotsu Co., Ltd.                                                      134,000             666,105
         Kanamoto Co., Ltd.                                                                  66,000             412,248
    *    Kanematsu Corp.                                                                    921,500           1,188,653
    *    Kanematsu-NNK Corp.                                                                 60,000             109,585
    #    Katakura Industries Co., Ltd.                                                       72,000           1,015,917
    #    Kato Works Co., Ltd.                                                               109,000             285,443
    *    Katsumura Construction Co., Ltd.                                                    48,600              49,011
         Kawada Industries, Inc.                                                            102,000             253,010
         Kawasho Gecoss Corp.                                                                73,100             431,198
    #    Keihin Co., Ltd.                                                                   178,000             590,492
    *    Kimmon Manufacturing Co., Ltd.                                                      41,000              74,681
  # *    Kimura Chemical Plants Co., Ltd.                                                    27,000              92,608
    #    Kinki Sharyo Co., Ltd., Nagaokakyo                                                 150,000             389,729
    *    Kinsho Corp.                                                                        21,000              68,328
         Kioritz Corp.                                                                      143,000             391,163
    #    Kitagawa Iron Works Co., Ltd.                                                      150,000             310,297
         Kitano Construction Corp.                                                          162,000             419,652
         Kitazawa Sangyo Co., Ltd.                                                           17,500              54,671
    #    Kitz Corp.                                                                         268,000           1,246,653
         Kodensha Co., Ltd.                                                                  14,000              46,637
         Koekisha Co., Ltd.                                                                   9,600             213,900
         Koike Sanso Kogyo Co., Ltd.                                                         71,000             185,884
         Koito Industries, Ltd.                                                              92,000             423,709
    *    Kokusai Kogyo Co., Ltd.                                                             60,000             191,818
         Komai Tekko, Inc.                                                                   74,000             243,074
         Kondotec, Inc.                                                                      30,000             256,820
         Kosaido Co., Ltd.                                                                   55,700             440,511
         Kuroda Electric Co., Ltd.                                                           71,300           1,719,195
    #    Kyodo Printing Co., Ltd.                                                           188,000             810,189
    #    Kyoei Sangyo Co., Ltd.                                                              44,000             149,093
         Kyokuto Boeki Kaisha, Ltd.                                                          36,000             109,361
         Kyokuto Kaihatsu Kogyo Co., Ltd.                                                    63,400             765,316
         Kyosan Electric Manufacturing Co., Ltd.                                            119,000             409,491
         Kyowa Exeo Corp.                                                                   201,000           1,645,236
         Kyudenko Corp.                                                                     182,000           1,081,376
         Link Consulting Associates - Japan Corp.                                            24,300              92,751
    *    Lonseal Corp.                                                                       69,000              99,480
         Maeda Corp.                                                                        358,000           1,974,969
         Maeda Road Construction Co., Ltd.                                                  220,000           1,545,804
         Maezawa Industries, Inc.                                                            38,100             213,962
         Maezawa Kaisei Industries Co., Ltd.                                                 33,800             604,580
    #    Makino Milling Machine Co., Ltd.                                                   193,000           1,142,628
         Marubeni Construction Material Lease Co., Ltd.                                      54,000             128,442
         Maruwn Corp.                                                                        44,000             166,232
    #    Maruyama Manufacturing Co., Inc.                                                   108,000             888,355
         Maruzen Showa Unyu Co., Ltd.                                                       205,000             692,952
         Matsuda Sangyo Co., Ltd.                                                            41,500             380,726

         Matsui Construction Co., Ltd.                                                       61,600             276,948
  # *    Matsuo Bridge Co., Ltd.                                                             37,000              70,275
         Max Co., Ltd.                                                                      126,000           1,479,697
    #    Meidensha Corp.                                                                    533,050           1,251,054
  # *    Meiji Machine Co., Ltd.                                                             90,000             100,307
         Meiji Shipping Co., Ltd.                                                            58,000             212,712
    *    Meisei Industrial Co., Ltd.                                                         29,000              90,411
         Meito Transportation Co., Ltd.                                                      22,000             201,970
    *    Meiwa Trading Co., Ltd.                                                             55,000             134,721
         Mirai Group Co., Ltd.                                                               49,000             101,549
  # *    Mitsubishi Cable Industries, Ltd.                                                  330,000             381,173
  # *    Mitsubishi Kakoki Kaisha, Ltd.                                                     149,000             277,856
         Mitsubishi Pencil Co., Ltd.                                                         70,000             709,658
         Mitsuboshi Belting, Ltd.                                                           190,000           1,108,062
  # *    Mitsui Matsushima Co., Ltd.                                                        117,000             234,931
         Mitsui-Soko Co., Ltd.                                                              307,000           1,039,429
         Mitsumura Printing Co., Ltd.                                                        73,000             476,078
         Miura Co., Ltd.                                                                     92,900           1,857,598
         Miura Printing Corp.                                                                19,000              69,074
    #    Miyaji Engineering Group                                                           120,000             300,893
    #    Mori Seiki Co., Ltd.                                                               191,400           1,978,984
         Morita Corp.                                                                       100,000             590,124
         Moshi Moshi Hotline, Inc.                                                           12,200           1,215,404
         Mystar Engineering Corp.                                                            15,600              90,271
         Nabtesco Corp.                                                                     285,000           1,806,013
         NAC Co., Ltd.                                                                       25,100             416,412
    #    Nachi-Fujikoshi Corp.                                                              553,000           1,876,792
    *    Nakano Corp.                                                                        49,000             107,698
         NEC System Integration & Construction, Ltd.                                         94,100             843,787
         Nichias Corp.                                                                      296,000           1,194,421
         Nichiban Co., Ltd.                                                                  75,000             293,168
         Nichiha Corp.                                                                       75,080           1,095,918
         Nichireki Co., Ltd.                                                                 65,000             248,652
    *    Nihon Spindle Manufacturing Co., Ltd.                                               56,000             121,983
         Nikkiso Co., Ltd.                                                                  151,000             897,956
    #    Nikko Co., Ltd., Akashi                                                             66,000             245,629
         Nippei Toyama Corp.                                                                 80,000             217,685
         Nippo Corp.                                                                        256,000           1,710,014
    #    Nippon Carbon Co., Ltd.                                                            242,000             427,152
         Nippon Chutetsukan KK                                                               44,000              98,720
  # *    Nippon Conveyor Co., Ltd.                                                           43,000              54,997
         Nippon Densetsu Kogyo Co., Ltd.                                                    134,000             794,926
         Nippon Denwa Shisetu Co., Ltd.                                                     121,000             438,398
         Nippon Hume Corp.                                                                   43,000             128,885
         Nippon Jogesuido Sekkei Co., Ltd.                                                      175             255,584
         Nippon Kanzai Co., Ltd.                                                             42,300             769,989
    #    Nippon Koei Co., Ltd., Tokyo                                                       190,000             640,248
         Nippon Konpo Unyu Soko Co., Ltd.                                                   167,000           1,758,573
         Nippon Road Co., Ltd.                                                              208,000             471,890
         Nippon Seisen Co., Ltd.                                                             39,000             141,645
         Nippon Sharyo, Ltd.                                                                322,000             774,215
    #    Nippon Signal Co., Ltd.                                                            140,000             812,612
         Nippon Thompson Co., Ltd.                                                          171,000           1,218,272
         Nippon Tungsten Co., Ltd.                                                           44,000             113,350
    #    Nippon Yusoki Co., Ltd.                                                             71,000             263,051

         Nishimatsu Construction Co., Ltd.                                                  238,000             802,492
         Nishishiba Electric Co., Ltd.                                                       28,000              52,146
         Nissan Diesel Motor Co., Ltd.                                                       64,000             238,414
         Nissei Corp.                                                                        65,700             703,994
         Nissei Plastic Industrial Co., Ltd.                                                 46,000             331,934
         Nissha Printing Co., Ltd.                                                          102,000           1,571,354
    #    Nisshin Fudosan Co., Ltd.                                                           40,600             492,951
  # *    Nissho Iwai-Nichmen Holdings Corp.                                                 347,100           1,340,409
         Nissin Corp.                                                                       248,000             755,034
         Nissin Electric Co., Ltd.                                                          223,000             724,786
         Nitchitsu Co., Ltd.                                                                 14,000              31,025
         Nitta Corp.                                                                         64,100             910,096
         Nittan Co., Ltd.                                                                    23,000              79,548
         Nitto Boseki Co., Ltd.                                                             560,000           1,135,078
         Nitto Electric Works, Ltd.                                                          95,500           1,086,001
         Nitto Kohki Co., Ltd.                                                               47,600             847,780
         Nitto Seiko Co., Ltd.                                                               56,000             160,724
  # *    Nittoc Construction Co., Ltd.                                                       61,000             121,893
    #    Nomura Co., Ltd.                                                                   122,000             491,078
         Noritz Corp.                                                                       114,000           1,791,008
         Obayashi Road Corp.                                                                 65,000             146,920
         Odakyu Construction Co., Ltd.                                                       29,000              78,656
    *    Ohki Corp.                                                                          73,000                   0
  # *    Ohmori Co., Ltd.                                                                    18,400              11,494
         Oiles Corp.                                                                         44,800             890,951
         Okabe Co., Ltd.                                                                     46,000             304,089
    *    Okamoto Machine Tool Works, Ltd.                                                    75,000             204,106
         Okamura Corp.                                                                      257,000           1,799,702
    #    Oki Electric Cable Co., Ltd.                                                        76,000             330,052
    *    OKK Corp.                                                                          138,000             258,040
         Okuma and Howa Machinery, Ltd.                                                      96,000             315,970
         Okuma Corp.                                                                        303,000           1,720,772
    #    O-M, Ltd.                                                                           46,000             108,311
         Onoken Co., Ltd.                                                                    42,000             568,788
         Organo Corp.                                                                       113,000             516,986
         Oriental Construction Co., Ltd.                                                     51,900             237,582
         Original Engineering Consultants Co., Ltd.                                           9,000              40,538
         Oyo Corp.                                                                           62,000             703,516
         P.S. Mitsubishi Construction Co., Ltd.                                              58,300             230,687
    *    Pasco Corp.                                                                        135,500             339,057
    #    Patlite Corp.                                                                       21,340             461,814
  # *    Penta-Ocean Construction Co., Ltd.                                                 887,000           1,292,535
  # *    PIA Corp.                                                                           17,200             330,497
         Pilot Corp.                                                                             83             337,131
         Raito Kogyo Co., Ltd.                                                              110,600             423,904
         Rasa Industries, Ltd.                                                              146,000             464,480
         Rheon Automatic Machinery Co., Ltd.                                                 40,000             135,326
         Riken Electric Wire Co., Ltd.                                                       20,000              35,222
         Ryobi, Ltd.                                                                        390,000           1,696,514
    *    Saeki Kensetsu Kogyo Co., Ltd.                                                      71,000              97,278
    *    Sailor Pen Co., Ltd.                                                                74,000             159,934
         Sakai Heavy Industries, Ltd.                                                        60,000             152,346
    *    Sakurada Co., Ltd.                                                                  38,000              58,272
    #    Sanix, Inc.                                                                         73,400             754,333
         Sanki Engineering Co., Ltd.                                                        172,000           1,219,523

         Sanko Metal Industrial Co., Ltd., Tokyo                                             54,000             112,334
    #    Sankyu, Inc., Tokyo                                                                628,000           1,765,259
         Sanritsu Corp.                                                                       5,400              54,410
         Sanyo Denki Co., Ltd.                                                              133,000             644,352
         Sanyo Engineering & Construction, Inc.                                              48,000             269,403
         Sanyo Industries, Ltd., Tokyo                                                       48,000             128,374
  # *    Sasebo Heavy Industries Co., Ltd., Tokyo                                           362,000             706,073
    *    Sata Construction Co., Ltd., Gumma                                                  61,000              73,694
    #    Sato Corp.                                                                          71,600           1,569,069
         Sato Shoji Corp.                                                                    42,000             350,959
         Sawafugji Electric Co., Ltd.                                                        31,000              85,639
         Secom Joshinetsu Co., Ltd.                                                          29,200             678,188
         Secom Techno Service Co., Ltd.                                                      29,000             933,494
         Seibu Electric Industry Co., Ltd.                                                   46,000             250,315
         Seika Corp.                                                                        179,000             386,542
    *    Seikitokyu Kogyo Co., Ltd.                                                          86,000              99,179
         Sekisui Jushi Co., Ltd.                                                             97,000             624,049
         Senko Co., Ltd.                                                                    226,000             782,734
         Senshu Electric Co., Ltd.                                                           21,300             327,026
    #    Shibaura Mechatronics Corp.                                                        105,000             888,222
         Shibusawa Warehouse Co., Ltd.                                                      140,000             390,514
         Shibuya Kogyo Co., Ltd.                                                             54,000             458,281
         Shin Nippon Air Technologies Co., Ltd.                                              52,680             366,125
         Shin-Keisei Electric Railway Co., Ltd.                                              97,000             350,006
    #    Shinko Electric Co., Ltd.                                                          284,000             786,830
         Shin-Kobe Electric Machinery Co., Ltd.                                              97,000             548,840
         Shinmaywa Industries, Ltd.                                                         264,000           1,308,177
         Shinsho Corp.                                                                      139,000             347,345
    #    Shinwa Kaiun Kaisha, Ltd.                                                          359,000           1,048,190
    *    Shiraishi Corp.                                                                     25,000              44,701
    *    Sho-Bond Corp.                                                                      54,900             426,220
    #    Shoko Co., Ltd.                                                                    234,000             402,795
    #    Showa Electric Wire & Cable Co., Ltd., Kawasaki                                    424,000             528,268
         Showa Mining Co., Ltd.                                                              66,000             218,437
         Sintokogio, Ltd., Nagoya                                                           116,000             871,536
         Soda Nikka Co., Ltd.                                                                35,000             115,760
         Sodick Co., Ltd.                                                                    97,000             911,724
         Space Co., Ltd.                                                                     29,180             355,091
         Sugimoto & Co., Ltd.                                                                20,500             272,064
    *    Sumitomo Coal Mining Co., Ltd.                                                     281,500             331,626
         Sumitomo Densetsu Co., Ltd.                                                         69,800             277,897
  # *    Sumitomo Mitsui Construction Co., Ltd.                                             629,600             501,633
         Sumitomo Precision Products Co., Ltd., Amagasaki City                               84,000             325,224
    #    Sumitomo Warehouse Co., Ltd.                                                       311,000           1,590,690
         Sun Wave Corp.                                                                      96,000             298,200
         Tadano, Ltd.                                                                       286,000           1,450,683
         Taihei Dengyo Kaisha, Ltd.                                                          97,000             548,178
    *    Taihei Kogyo Co., Ltd.                                                             151,000             428,961
    *    Taiheiyo Kouhatsu, Inc.                                                             90,000             150,522
         Taiho Kogyo Co., Ltd.                                                               50,400             538,007
         Taikisha, Ltd.                                                                      97,000           1,270,422
         Taisei Rotec Corp.                                                                 185,000             373,250
         Takada Kiko Co., Ltd.                                                               44,000             280,367
    #    Takamatsu Corp.                                                                     43,700           1,335,419
         Takano Co., Ltd.                                                                    34,400             508,304

         Takaoka Electric Manufacturing Co., Ltd., Tokyo                                    194,000             383,388
         Takara Printing Co., Ltd.                                                           17,050             142,367
         Takara Standard Co., Ltd.                                                           46,000             294,104
         Takasago Thermal Engineering Co., Ltd.                                             189,000           1,332,256
         Takashima & Co., Ltd.                                                               90,000             223,742
         Takigami Steel Construction Co., Ltd.                                               50,000             368,802
         Takuma Co., Ltd.                                                                   195,000           1,352,377
         Tanseisha Co., Ltd.                                                                 26,000             100,226
         Tatsuta Electric Wire & Cable Co., Ltd.                                            137,000             293,342
  # *    TC Properties Co., Ltd.                                                            579,000                   0
    #    TCM Corp.                                                                          176,000             406,863
         Techno Ryowa, Ltd.                                                                  32,200             216,126
         Tekken Corp.                                                                       336,000             614,326
         Teraoka Seisakusho Co., Ltd.                                                        37,000             332,973
         Tetra Co., Ltd., Tokyo                                                              64,000             235,462
         Toa Corp.                                                                          440,000             826,850
    #    Toa Doro Kogyo Co., Ltd.                                                           110,000             352,465
    #    Tocalo Co., Ltd.                                                                    39,000             849,176
         Todentu Corp.                                                                       57,000             162,442
         Toenec Corp.                                                                       218,000             920,104
         Tohoku Telecommunications Construction Co., Ltd.                                    42,000             324,556
         Tokai Konetsu Kogyo Co., Ltd.                                                       15,000              58,736
    *    Tokai Lease Co., Ltd.                                                               18,000              47,519
    #    Tokimec, Inc.                                                                      152,000             294,522
    #    Toko Electric Corp.                                                                 72,000             306,007
         Tokyo Biso Kogyo Corp.                                                              19,000             243,376
         Tokyo Energy & Systems, Inc.                                                        77,000             416,085
    #    Tokyo Kikai Seisakusho, Ltd.                                                       172,000             480,939
         Tokyo Leasing Co., Ltd.                                                            142,500           2,006,349
         Tokyo Sangyo Co., Ltd.                                                              36,500             128,544
         Toli Corp.                                                                         173,000             502,954
         Tomoe Corp.                                                                         84,000             306,356
         Tonami Transportation Co., Ltd.                                                    210,000             711,536
    #    Torishima Pump Manufacturing Co., Ltd., Osaka                                       62,000             382,018
    #    Toshiba Machine Co., Ltd.                                                          366,000           1,993,050
         Toshiba Plant Kensetsu Co., Ltd.                                                   221,000             959,748
         Tosho Printing Co., Ltd.                                                           156,000             563,026
         Totetsu Kogyo Co., Ltd.                                                             73,000             345,505
         Toyo Bussan Co., Ltd.                                                               36,300             366,134
  # *    Toyo Construction Co., Ltd.                                                        541,000             629,359
    #    Toyo Electric Co., Ltd.                                                             91,000             349,962
    #    Toyo Engineering Corp.                                                             473,000           1,289,579
  # *    Toyo Shutter Co., Ltd.                                                              77,000             102,112
         Toyo Wharf & Warehouse Co., Ltd.                                                   150,000             312,431
         Trusco Nakayama Corp.                                                               75,500           1,391,815
         Tsubaki Nakashima Co., Ltd.                                                        112,000           1,377,190
         Tsubakimoto Chain Co.                                                              435,000           1,961,268
         Tsubakimoto Kogyo Co., Ltd.                                                         44,000             142,917
         Tsudakoma Corp.                                                                    124,000             340,827
    #    Tsugami Corp.                                                                      188,000             930,373
         Tsukishima Kikai Co., Ltd.                                                         102,000             858,744
         Tsurumi Manufacturing Co., Ltd.                                                     53,000             453,727
         Tsuzuki Denki Co., Ltd.                                                             36,000             138,765
         Uchida Yoko Co., Ltd.                                                              101,000             423,168
         Ueki Corp.                                                                          47,000             117,274

    #    Union Tool Co.                                                                      48,500           1,412,643
         Utoc Corp.                                                                          68,000             192,804
    #    Wakachiku Construction Co., Ltd.                                                   251,000             487,718
         Watabe Wedding Corp.                                                                18,900             341,016
         Weathernews, Inc.                                                                   15,800             115,587
         Yahagi Construction Co., Ltd.                                                       75,000             296,706
    #    Yamato Corp.                                                                        50,000             229,263
         Yamaura Corp.                                                                       19,000              48,378
         Yamazen Co., Ltd.                                                                  205,000             742,529
         Yasuda Warehouse Co., Ltd.                                                          61,000             421,702
         Yokogawa Bridge Corp.                                                               98,400             594,403
         Yondenko Corp.                                                                      80,800             445,573
    *    Yuasa Trading Co., Ltd.                                                            376,000             595,177
         Yuken Kogyo Co., Ltd.                                                               83,000             235,611
         Yurtec Corp.                                                                       179,000             986,176
    #    Yushin Precision Equipment Co., Ltd.                                                30,640             520,160
    *    Z- Plus Holdings Co., Ltd.                                                          52,000             131,977
                                                                                                       ----------------
Total Industrials
(Cost $226,668,478)                                                                                         218,629,039
                                                                                                       ----------------

Consumer Discretionary -- (17.3%)
    #    ABILIT Corp.                                                                        38,000           1,489,060
    #    Aeon Fantasy Co., Ltd.                                                              27,300             671,138
    #    Ahresty Corp.                                                                       38,200             629,043
         Aichi Machine Industry Co., Ltd.                                                   189,000             838,905
         Aigan Co., Ltd.                                                                     33,500             297,589
         Aisan Industry Co., Ltd.                                                           121,800           1,188,959
    #    Akebono Brake Industry Co., Ltd.                                                   215,000           1,205,919
    *    Akindo Sushiro Co., Ltd.                                                             2,200              58,377
    #    Alpine Electronics, Inc.                                                           133,400           1,898,909
    #    Anrakutei Co., Ltd.                                                                 39,000             275,186
         AOI Advertising Promotion, Inc.                                                     21,000             160,859
         Aoki International Co., Ltd.                                                       100,800           1,219,466
         Araya Industrial Co., Ltd.                                                         112,000             278,171
         Ashimori Industry Co., Ltd.                                                        109,000             263,075
         Asics Corp.                                                                        479,000           2,121,118
         Asics Trading Co., Ltd.                                                             12,000             145,777
    #    Atom Corp.                                                                          16,600              64,084
    #    Atsugi Co., Ltd.                                                                   410,000             506,916
         Aucnet, Inc.                                                                        18,500             364,842
         Autoseven Co., Inc.                                                                  7,600              89,307
    #    Avex, Inc.                                                                          98,900           1,311,824
         Banpresto Co., Ltd.                                                                 17,100             270,869
         Belluna Co., Ltd.                                                                   56,980           1,642,977
    #    Best Denki Co., Ltd.                                                               276,000           1,061,997
    *    Bookoff Corp.                                                                        6,000             140,139
         Cabin Co., Ltd.                                                                     86,000             312,004
    *    Catena Corp.                                                                        46,000              89,814
  # *    Cecile Co., Ltd.                                                                    89,400             795,972
         Chiyoda Co., Ltd.                                                                   94,500           1,540,990
         Chofu Seisakusho Co., Ltd.                                                          54,500           1,117,843
    *    Chori Co., Ltd.                                                                    405,000             807,045
         Chuo Spring Co., Ltd., Nagoya                                                      137,000             563,558
         Chuo Woollen Mills, Ltd.                                                            24,000              55,129
  # *    Clarion Co., Ltd.                                                                  640,000           1,090,034

         Cleanup Corp.                                                                       90,000             868,319
    #    Colowide Co., Ltd.                                                                  55,500             414,207
  # *    Columbia Music Entertainment, Inc.                                                 409,000             408,930
    #    Copal Co., Ltd.                                                                     21,600             244,193
         Corona Corp.                                                                        68,900           1,067,626
    #    Culture Convenience Club Co., Ltd.                                                 112,200           1,979,474
         Cybozu, Inc.                                                                           184             208,971
    #    D&M Holdings, Inc.                                                                 162,000             337,475
         Daido Kogyo Co., Ltd.                                                               85,000             228,323
    #    Daidoh, Ltd.                                                                        83,000             873,310
  # *    Daiei, Inc.                                                                         24,950             431,184
         Daiki Co., Ltd.                                                                     49,900             487,893
    *    Daikyo, Inc.                                                                       580,000           1,172,973
         Dainichi Co., Ltd.                                                                  37,700             319,009
         Daisyo Corp.                                                                        53,200             648,327
    *    Daito Woolen Spinning & Weaving Co., Ltd., Tokyo                                    42,000              54,582
  # *    Daiwa Seiko, Inc.                                                                  343,000             555,552
         Daiwabo Co., Ltd.                                                                  272,000             418,700
    #    Denny's Japan Co., Ltd.                                                             67,000           1,230,540
         Descente, Ltd.                                                                     164,000             624,852
  # *    Dia Kensetsu Co., Ltd.                                                             141,200             291,448
    #    Doshisha Co., Ltd.                                                                  25,800             872,524
    #    Doutor Coffee Co., Ltd.                                                             47,900             821,944
         Dynic Corp.                                                                         66,000             213,596
    #    Eagle Industry Co., Ltd.                                                            93,000             659,270
    *    Econach Co., Ltd.                                                                   26,000              12,664
         Exedy Corp.                                                                        114,000           1,878,821
         F.D.C. Products, Inc.                                                               21,190             289,482
         Fine Sinter Co., Ltd.                                                               31,000             108,360
    #    France Bed Holdings Co., Ltd.                                                      530,000           1,243,297
    #    Fuji Co.,Ltd.                                                                       76,100           1,345,963
    #    Fuji Corp, Ltd.                                                                     56,000             321,369
         Fuji Kiko Co., Ltd.                                                                102,000             399,955
         Fuji Kyuko Co., Ltd.                                                               251,000             898,128
    *    Fuji Spinning Co., Ltd., Tokyo                                                     163,000             191,013
         Fujikura Rubber, Ltd.                                                               34,000             193,603
         Fujita Kanko, Inc.                                                                 254,000           1,121,753
         Fujitsu Business Systems, Ltd.                                                      54,800             805,270
  # *    Fujitsu General, Ltd.                                                              236,000             799,539
  # *    Furukawa Battery Co., Ltd.                                                          45,000             108,005
         Fuso Lexel Inc.                                                                     35,500             305,250
         Gakken Co., Ltd.                                                                   247,000             689,173
    #    Genki Sushi Co., Ltd.                                                               17,200             205,539
         Gigas K's Denki Corp.                                                               10,644             249,114
         Global-Dining, Inc.                                                                  6,200              41,470
  # *    Goldwin, Inc.                                                                      117,000             272,302
         Gourmet Kineya Co., Ltd.                                                            47,000             382,397
  # *    GSI Creos Corp.                                                                    120,000             280,106
    *    H.I.S. Co., Ltd.                                                                     6,400             143,585
         Happinet Corp.                                                                      25,100             427,837
         Haruyama Trading Co., Ltd.                                                          33,100             480,131
         Hitachi Koki Co., Ltd.                                                             205,000           1,910,650
         Hitachi Powdered Metal Co., Ltd.                                                    62,000             415,038
         Homac Corp.                                                                         97,100             966,575
         Horipro, Inc.                                                                       23,400             236,727

    *    Ichida and Co., Ltd.                                                                23,400              35,747
         Ichikawa Co., Ltd.                                                                  49,000             193,620
    #    Ichikoh Industries, Ltd.                                                           163,000             404,167
         Imasen Electric Industrial Co., Ltd.                                                23,500             177,946
         Impact 21 Co., Ltd.                                                                 41,500           1,021,813
  # *    Impress Corp.                                                                          257             315,356
         Inaba Seisa Kusho Co., Ltd.                                                         38,600             640,629
         Ishizuka Glass Co., Ltd.                                                            49,000             129,902
    *    Izuhakone Railway Co., Ltd.                                                            300              14,926
  # *    Izutsuya Co., Ltd.                                                                 166,000             251,596
  # *    Jac Holdings Co., Ltd.                                                             170,800             258,230
    *    Janome Sewing Machine Co., Ltd.                                                    320,000             395,216
    #    Japan Kenzai Co., Ltd.                                                              60,240             433,338
         Japan Vilene Co., Ltd.                                                             143,000             804,850
         Japan Wool Textile Co., Ltd.                                                       202,000           1,352,309
         Jeans Mate Corp.                                                                    15,540             206,576
         Joban Kosan Co., Ltd.                                                              193,000             342,966
         Joint Corp.                                                                         40,200           1,099,947
    #    Joshin Denki Co., Ltd.                                                             147,000             613,919
         Juel Verite Ohkubo Co., Ltd                                                         24,000              59,252
  # *    Jujiya Co., Ltd.                                                                   442,000             319,870
         Juki Corp.                                                                         247,000             972,185
    *    Jyomo Co., Ltd.                                                                     48,000             109,929
    #    Kabuki-Za Co., Ltd.                                                                 25,000           1,002,170
         Kadokawa Holdings, Inc.                                                             27,000             960,098
         Kahma Co., Ltd.                                                                     69,300             989,121
         Kanto Auto Works, Ltd., Yokosuka                                                   148,900           1,748,761
         Kasai Kogyo Co., Ltd.                                                               79,000             265,650
         Kato Sangyo Co., Ltd.                                                               86,300           1,265,025
  # *    Kawai Musical Instruments Manufacturing Co., Ltd.                                  144,000             309,152
  # *    Kawashima Textile Manufacturers, Ltd.                                              175,000             270,776
         Kayaba Industry Co., Ltd.                                                          496,000           1,660,461
         Keiiyu Co., Ltd.                                                                    22,100             259,077
  # *    Keiyo Co., Ltd.                                                                    139,900             534,983
         Kentucky Fried Chicken Japan, Ltd.                                                  55,000           1,055,927
    #    Kenwood Corp.                                                                      692,000           1,304,437
    #    Kinki Nippon Tourist Co., Ltd.                                                     196,000             504,954
    #    Kinugawa Rubber Industrial Co., Ltd.                                               139,000             314,979
    #    Kisoji Co., Ltd.                                                                    52,600             832,882
    #    Kohnan Shoji Co., Ltd.                                                              47,500             639,522
    #    Kojima Co., Ltd.                                                                    83,000           1,086,815
         Komatsu Seiren Co., Ltd.                                                            80,000             420,419
         Konaka Co., Ltd.                                                                    49,300             619,045
    #    Konami Sports Corp.                                                                 64,000           1,021,999
         Kurabo Industries, Ltd.                                                            554,000           1,337,110
         Kuroganeya Co., Ltd.                                                                14,000              55,621
         Kyoritsu Maintenance Co., Ltd.                                                      22,300             432,588
         Kyoto Kimono Yuzen Co., Ltd.                                                           187             430,065
         Kyowa Leather Cloth Co., Ltd.                                                       38,800             237,484
    #    Laox Co., Ltd.                                                                     144,000             398,166
    *    Look, Inc.                                                                          50,000             153,056
    #    Maezawa Kyuso Industries Co., Ltd.                                                  29,800             411,128
  # *    Magara Construction Co., Ltd.                                                       61,000              69,864
    *    Mamiya-Op Co., Ltd.                                                                 58,000             135,889
         Marche Corp.                                                                        10,700             102,029

         Mars Engineering Corp.                                                              46,700           1,237,656
         Marubeni Telecom Co., Ltd.                                                             117             120,252
         Maruei Department Store Co., Ltd.                                                   72,000             198,190
  # *    Maruzen Co., Ltd.                                                                  208,000             369,355
         Maruzen Co., Ltd. - General Commercial Kitchen Appliances &
           Equipment                                                                         30,000             180,505
    #    Matsuya Co., Ltd.                                                                  120,000             963,489
         Matsuya Foods Co., Ltd.                                                             39,500             804,514
    #    Matsuzakaya Co., Ltd.                                                              386,077           1,789,416
         Meiwa Industry Co., Ltd.                                                            15,000              55,216
  # *    Misawa Homes Holdings, Inc.                                                         57,990           2,053,896
    #    Misawa Resort Co., Ltd.                                                            113,000             413,880
         Mitsuba Corp.                                                                      101,690             874,530
         Mitsui Home Co., Ltd.                                                              137,000             666,575
         Miyuki Keori Co., Ltd.                                                              73,000             284,527
         Mizuno Corp.                                                                       299,000           1,346,438
    #    MOS Food Services, Inc.                                                             72,000           1,052,644
    #    MR Max Corp.                                                                        73,900             270,906
         Mutow Co., Ltd.                                                                     38,000             179,050
    *    Naigai Co., Ltd.                                                                   109,000             128,919
         Nichimo Co., Ltd.                                                                   54,000             143,639
  # *    Nichimo Corp.                                                                      204,000             265,933
         Nidec Tosok Corp.                                                                   31,700             416,216
         Nihon Eslead Corp.                                                                  28,540             716,747
    *    Nihon Kentetsu Co., Ltd.                                                            27,000              68,264
         Nihon Tokushu Toryo Co., Ltd.                                                       44,000             293,101
         Nikko Travel Co., Ltd.                                                              12,200              64,687
         Nippon Felt Co., Ltd.                                                               56,000             277,075
    #    Nippon Piston Ring Co., Ltd.                                                       168,000             384,452
         Nippon Seiki Co., Ltd.                                                             130,000           1,658,626
         Nishimatsuya Chain Co., Ltd.                                                         6,200             148,285
    *    Nissen Co., Ltd.                                                                    21,100             227,307
         Nissin Kogyo Co., Ltd.                                                              48,500           1,835,886
         Nittan Valve Co., Ltd.                                                              58,000             455,453
         Nitto Seimo Co., Ltd.                                                               32,000              85,564
         Noritake Co., Ltd.                                                                 351,000           1,454,871
    #    Noritsu Koki Co., Ltd.                                                              74,900           1,550,757
    *    Omikenshi Co., Ltd.                                                                 78,000              80,248
    *    Orient Watch Co., Ltd.                                                              12,000               4,533
         Pacific Industrial Co., Ltd.                                                       116,000             552,614
         Parco Co., Ltd.                                                                    172,000           1,082,310
    #    Pentax Corp.                                                                       279,000             928,108
         Piolax, Inc.                                                                        27,300             574,395
         Press Kogyo Co., Ltd.                                                              237,000             759,847
    *    Renown D'urban Holdings, Inc.                                                       82,800             732,512
    #    Resorttrust, Inc.                                                                   64,700           1,634,382
         Rhythm Watch Co., Ltd.                                                             344,000             704,834
         Right On Co., Ltd.                                                                  52,600           1,905,119
         Riken Corp.                                                                        234,000           1,146,234
         Ringer Hut Co., Ltd.                                                                46,400             514,925
         Roland Corp.                                                                        56,400             962,641
    #    Roland DG Corp.                                                                     39,300             831,653
         Royal Co., Ltd.                                                                     88,000           1,049,767
    #    Sagami Chain Co., Ltd.                                                              44,000             393,056
         Sagami Co., Ltd.                                                                    66,000             252,180
         Sagami Rubber Industries Co., Ltd.                                                  15,000              43,187

    #    Saizeriya Co., Ltd.                                                                114,400           1,363,509
    #    Sakai Ovex Co., Ltd.                                                               124,000             266,680
    #    Sanden Corp.                                                                       323,000           1,335,386
    *    Sanei-International Co., Ltd.                                                        4,300             139,853
         Sankyo Seiko Co., Ltd.                                                             132,000             563,106
         Sanoh Industrial Co., Ltd.                                                          70,000             476,223
  # *    Sanrio Co., Ltd.                                                                   173,700           1,733,686
    #    Sanyo Shokai, Ltd.                                                                 303,000           1,612,031
         Seiko Corp.                                                                        251,407           1,353,684
    #    Seiren Co., Ltd.                                                                   128,000           1,311,370
         Senshukai Co., Ltd.                                                                106,000             903,734
         Shaddy Co., Ltd.                                                                    38,800             387,038
    *    Shikibo, Ltd.                                                                      215,000             271,519
    #    Shinyei Kaisha                                                                      80,000             271,927
         Shiroki Co., Ltd.                                                                  179,000             464,991
         Shobunsha Publications, Inc.                                                        35,200             453,737
    #    Shochiku Co., Ltd.                                                                 237,000           1,489,294
         Showa Aircraft Industry Co., Ltd.                                                   67,000             690,532
         Showa Corp.                                                                         39,500             493,287
         Silver Ox Inc.                                                                      30,000              66,390
  # *    Silver Seiko, Ltd.                                                                 228,000              83,802
    #    Simree Co., Ltd.                                                                    11,700              78,486
         SK Japan Co., Ltd.                                                                   8,250              60,544
         SNT Corp.                                                                           58,300             270,999
    *    Sofmap Co., Ltd.                                                                     9,300              39,362
         Sotoh Co., Ltd.                                                                     12,000             208,161
         SPK Corp.                                                                            7,800             116,142
         Suminoe Textile Co., Ltd.                                                          159,000             335,635
    *    Suzutan Co., Ltd.                                                                   13,200              75,975
    *    SXL Corp.                                                                          129,000             159,652
         Tachikawa Corp.                                                                     43,800             314,652
         Tachi-S Co., Ltd.                                                                   78,840             817,301
         Taito Corp.                                                                            789           1,122,407
    *    Taka-Q Co., Ltd.                                                                    34,500              85,196
  # *    Takara Co., Ltd.                                                                   224,000             709,038
         Tasaki Shinju Co., Ltd.                                                             70,000             287,400
         Taya Co., Ltd.                                                                       5,000              40,349
    *    TDF Corp.                                                                           11,000              40,861
    #    Tecmo, Ltd.                                                                         46,600             465,449
         Teikoku Piston Ring Co., Ltd.                                                       70,000             782,497
         Teikoku Sen-I Co., Ltd.                                                             39,000             182,532
    #    Ten Allied Co., Ltd.                                                                37,000             149,294
         Tenma Corp.                                                                         71,100           1,349,634
         Tigers Polymer Corp.                                                                40,000             226,274
    *    Toabo Corp.                                                                         73,000              76,675
    #    Toei Co., Ltd.                                                                     327,000           1,598,995
    *    Tohoku Misawa Homes Co., Ltd.                                                       24,000              72,252
    #    Tohoku Pioneer Corp.                                                                49,600             628,636
  # *    Tohto Suisan Co., Ltd.                                                              80,000             278,645
    *    Tokai Kanko Co., Ltd.                                                              618,000             215,539
         Tokai Senko KK, Nagoya                                                              47,000             103,589
         Tokyo Dome Corp.                                                                   314,000           1,708,256
         Tokyo Nissan Auto Sales Co., Ltd.                                                   97,000             715,339
         Tokyo Soir Co., Ltd.                                                                34,000             142,510
    #    Tokyotokeiba Co., Ltd.                                                             691,000           1,655,697

         Tokyu Recreation Corp.                                                              63,000             359,627
    #    Tomy Co., Ltd.                                                                      42,000             654,165
         Topre Corp.                                                                        118,000             888,658
  # *    Tosco Co., Ltd.                                                                     35,000             233,865
         Totenko Co., Ltd.                                                                   35,000              89,661
    #    Touei Housing Corp.                                                                 60,740           1,306,391
    #    Toyo Radiator Co., Ltd.                                                            166,000             743,611
         Toyo Tire & Rubber Co., Ltd.                                                       476,000           1,914,861
         Tsukamoto Co., Ltd.                                                                 44,000              84,424
         Tsutsumi Jewelry Co., Ltd.                                                          44,400           1,180,758
    #    Unitika, Ltd.                                                                    1,067,000           1,270,702
         U-Shin, Ltd.                                                                        54,000             509,666
    #    Watami Food Service Co., Ltd.                                                       82,100             739,799
    *    Wondertable, Ltd.                                                                   69,000              89,667
         Xebio Co., Ltd.                                                                     21,100             593,236
         XNET Corp.                                                                              57             142,012
         Yamatane Corp.                                                                     175,000             417,775
         Yamato International, Inc.                                                          43,000             237,144
         Yellow Hat, Ltd., Tokyo                                                             49,200             417,093
    #    Yokohama Reito Co., Ltd.                                                            92,000             705,945
    #    Yomiuri Land Co., Ltd.                                                             180,000           1,027,451
         Yonex Co., Ltd.                                                                     41,000             422,572
         Yorozu Corp.                                                                        45,000             404,228
         Yoshimoto Kogyo Co., Ltd.                                                           79,000           1,315,468
         Yuasa Funashoku Co., Ltd.                                                           69,000             160,958
         Zenrin Co., Ltd.                                                                    81,900           1,224,646
    #    Zensho Co., Ltd.                                                                    59,700           1,184,463
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $166,895,331)                                                                                         174,060,739
                                                                                                       ----------------

Information Technology -- (9.0%)
         Aichi Tokei Denki Co., Ltd.                                                         94,000             288,119
         Aiphone Co., Ltd.                                                                   44,600             761,274
    #    Allied Telesis KK                                                                  169,600             828,200
         Alpha Systems, Inc.                                                                 23,600             500,197
    #    Anritsu Corp.                                                                      280,000           1,682,393
         AOI Electronics Co., Ltd.                                                           24,900             376,925
    *    Apic Yamada Corp.                                                                   20,000              45,319
         Argo 21 Corp.                                                                       22,400             217,039
         Asti Corp.                                                                           8,000              79,031
         CAC Corp.                                                                           39,400             458,494
         Canon Electronics, Inc.                                                             62,000           1,634,300
         Canon Finetech, Inc.                                                                96,070           1,816,904
    #    Capcom Co., Ltd.                                                                   132,400           1,240,287
         Chino Corp.                                                                         89,000             277,889
    #    CMK Corp.                                                                          118,000           1,882,981
         Computer Engineering & Consulting, Ltd.                                             38,100             420,468
    #    Core Corp.                                                                          27,400             302,609
         Cresco, Ltd.                                                                        11,600             149,180
    #    Daikoku Denki Co., Ltd.                                                             34,200             951,406
         Daiwabo Information System Co., Ltd.                                                33,000             539,450
         Denki Kogyo Co., Ltd.                                                              167,000             950,587
    *    Dodwell B.M.S., Ltd.                                                                15,000             105,173
         DTS Corp.                                                                           31,500             870,309
         Eizo Nanao Corp.                                                                    47,500           1,450,286

    *    Elna Co., Ltd.                                                                      34,000              67,884
         Enplas Corp.                                                                        46,200           1,097,014
    *    FDK Corp.                                                                          260,000             418,583
         Foster Electric Co., Ltd.                                                           44,000             387,163
         Fujitsu Access, Ltd.                                                                48,000             359,307
         Fujitsu Fronttec, Ltd.                                                              49,200             504,117
    *    Graphtec Corp.                                                                      39,000              58,936
         Hakuto Co., Ltd.                                                                    49,900             706,218
    #    Hitachi Business Solution Co., Ltd.                                                 22,700             153,565
         Hitachi Information Systems, Ltd.                                                   39,600             770,989
         Hitachi Kokusai Electric, Inc.                                                     229,000           2,002,850
         Hitachi Mobile Co., Ltd.                                                            35,000             235,431
    #    Hochiki Corp.                                                                       42,000             175,599
    #    Hokuriku Electric Industry Co., Ltd.                                               159,000             384,173
         Horiba, Ltd.                                                                        84,000           1,691,579
         Hosiden Corp.                                                                      165,400           1,703,554
         Icom, Inc.                                                                          32,400             817,229
         Idec Izumi Corp.                                                                    83,500             961,621
  # *    Ikegami Tsushinki Co., Ltd.                                                        102,000             185,741
    #    Ines Corp.                                                                         108,800             905,221
         I-Net Corp.                                                                         18,300             113,472
    #    Information Services International-Dentsu, Ltd.                                     65,100             791,395
         Intec, Inc.                                                                        102,128             945,630
         Ishii Hyoki Co., Ltd.                                                                8,600             102,620
    #    Iwatsu Electric Co., Ltd.                                                          207,000             452,772
         Japan Aviation Electronics Industry, Ltd.                                           43,000             462,341
         Japan Business Computer Co., Ltd.                                                   46,300             312,406
         Japan Digital Laboratory Co., Ltd.                                                  71,500             868,368
         Japan Information Processing Service Co., Ltd.                                      31,800             197,313
  # *    Japan Radio Co., Ltd.                                                              303,000           1,216,268
         Jastec Co., Ltd.                                                                    16,400             279,904
         Jiec Co., Ltd.                                                                          87              95,634
    #    Kaga Electronics Co., Ltd.                                                          56,300           1,063,275
         Kanematsu Electronics, Ltd.                                                         45,500             329,591
         Kawatetsu Systems, Inc.                                                                112             142,194
         Koa Corp.                                                                           86,500             683,949
    #    Komatsu Electronics Metals Co., Ltd.                                                59,400             513,738
    #    Kubotek Corp.                                                                          230             261,283
         Kyoden Co., Ltd.                                                                   106,000           1,038,105
         Kyowa Electronic Instruments Co., Ltd.                                              30,000             115,330
         Macnica, Inc.                                                                       39,900           1,051,976
         Marubeni Infotec Corp.                                                              21,000              65,980
         Marubun Corp.                                                                       67,600             588,656
         Maruwa Co., Ltd.                                                                    22,000             432,588
         Maspro Denkoh Corp.                                                                 38,900             361,292
    #    Megachips Corp.                                                                     50,600             551,725
         Melco Holdings, Inc.                                                                 9,000             205,058
    #    Mimasu Semiconductor Industry Co., Ltd.                                             49,100             720,311
    #    Miroku Jyoho Service Co., Ltd.                                                      63,000             250,216
         Mitsui High-Tec, Inc.                                                               90,300           1,061,204
         Mitsui Knowledge Industry Co., Ltd.                                                 20,100             168,391
         Mitsumi Electric Co., Ltd.                                                         165,400           1,750,652
         Moritex Corp.                                                                       15,000             115,788
    *    Mutoh Industries, Ltd.                                                             102,000             221,770
  # *    Nagano Japan Radio Co., Ltd.                                                        63,000             117,477

         Nakayo Telecommunications, Inc.                                                     49,000             256,466
         NEC Infrontia Corp.                                                                244,000             887,679
         NEC Mobiling, Ltd.                                                                  31,300             599,397
    #    NEC Tokin Corp.                                                                    251,000           1,527,178
    *    Netmarks, Inc.                                                                          50             133,597
         New Japan Radio Co., Ltd.                                                           72,000             640,575
         Nihon Dempa Kogyo Co., Ltd.                                                         46,100           1,082,247
         Nihon Inter Electronics Corp.                                                       76,700             540,005
         Nippon Avionics Co., Ltd.                                                           40,000             183,568
         Nippon Ceramic Co., Ltd.                                                            49,000             749,601
         Nippon Chemi-Con Corp.                                                             287,000           1,789,306
         Nippon System Development Co., Ltd.                                                 57,300           1,079,491
         Nippon Systemware Co., Ltd.                                                         20,000             140,022
         Nissho Electronics Corp.                                                            49,900             380,348
    #    NIWS Co., Ltd.                                                                       1,110           1,486,291
         Nohmi Bosai, Ltd.                                                                   81,000             417,676
    #    Okaya Electric Industries Co., Ltd.                                                 32,000             123,101
         Ono Sokki Co., Ltd.                                                                 53,000             364,193
         Origin Electric Co., Ltd.                                                           85,000             634,724
         Osaki Electric Co., Ltd.                                                            72,000             404,293
         PCA Corp.                                                                           12,000             214,507
         Pulstec Industrial Co., Ltd.                                                        21,200             109,047
         Ricoh Elemex Corp.                                                                  41,000             299,869
         Rikei Corp.                                                                         22,500              63,112
         Riken Keiki Co., Ltd.                                                               48,000             362,102
         Ryoden Trading Co., Ltd.                                                            94,000             613,016
         Ryosan Co., Ltd.                                                                    73,700           1,797,717
         Ryoyo Electro Corp.                                                                 71,700           1,163,046
         Sanko Co., Ltd.                                                                     12,000              85,778
         Sanshin Electronics Co., Ltd.                                                       67,000             581,723
         Satori Electric Co., Ltd.                                                           33,380             433,836
         Sekonic Corp.                                                                       17,000              41,544
    #    Shindengen Electric Manufacturing Co., Ltd.                                        148,000             487,302
         Shinkawa, Ltd.                                                                      44,100             802,253
         Shinko Shoji Co., Ltd.                                                              57,000             479,916
         Shizuki Electric Co., Inc.                                                          47,000             126,075
         Siix Corp.                                                                          25,800             333,426
         SMK Corp.                                                                          176,000             809,086
         Software Research Associates, Inc.                                                  15,100             293,796
         Sokkisha Co., Ltd.                                                                  69,000             212,324
    #    Sorun Corp.                                                                         51,000             321,690
  # *    SPC Electronics Corp.                                                               29,000             114,062
         Star Micronics Co., Ltd.                                                           124,000           1,314,925
    #    Sumida Corp.                                                                        42,649             914,128
         SunTelephone Co., Ltd.                                                              67,000             534,924
         Tabai Espec Corp.                                                                   49,000             511,958
    *    Tachibana Eletech Co., Ltd.                                                         11,000             117,262
         Tamura Corp.                                                                       164,000             627,633
         Tamura Taiko Holdings, Inc.                                                        131,000           1,022,109
  # *    Teac Corp.                                                                         350,000             509,277
         Teikoku Tsushin Kogyo Co., Ltd.                                                     89,000             373,129
         TKC Corp.                                                                           67,800           1,107,042
         Toko, Inc.                                                                         195,000             530,478
    #    Tokyo Denpa Co., Ltd.                                                               11,000             139,772
    #    Tokyo Electron Device, Ltd.                                                            171             423,184

         Tomen Electronics Corp.                                                             33,600             836,095
         Tose Co., Ltd.                                                                      12,200             184,624
    #    Toshiba Ceramics Co., Ltd.                                                         350,000           1,066,519
  # *    Totoku Electric Co., Ltd., Tokyo                                                    62,000             125,861
         Toukei Computer Co., Ltd.                                                           14,710             181,803
         Towa Corp.                                                                          33,000             210,966
         Towa Meccs Corp.                                                                    75,000              77,764
    *    Toyo Communication Equipment Co., Ltd.                                             124,000             502,888
    #    Toyo Corp.                                                                          71,800             839,310
    #    Trans Cosmos, Inc.                                                                  53,800           1,835,226
         Tsuzuki Densan Co., Ltd.                                                            14,200              80,904
         Yamaichi Electronics Co., Ltd.                                                      40,900             499,148
         Yamatake Corp.                                                                     165,700           2,733,950
         Yaskawa Information Systems Corp.                                                   23,400             116,021
         Ye Data, Inc.                                                                       25,000              70,905
         Yokowo Co., Ltd.                                                                    38,000             335,689
         Zuken, Inc.                                                                         59,700             572,343
                                                                                                       ----------------
Total Information Technology
(Cost $87,131,008)                                                                                           90,625,088
                                                                                                       ----------------

Materials -- (8.7%)
         Achilles Corp.                                                                     549,000             995,424
         Agro-Kanesho Co., Ltd.                                                               7,000              56,204
         Arakawa Chemical Industries, Ltd.                                                   34,500             460,133
         Aronkasei Co., Ltd.                                                                 83,000             404,055
         Asahi Denka Kogyo KK                                                               169,000           1,735,866
         Asahi Organic Chemicals Industry Co., Ltd.                                         210,000             710,198
    #    Chuetsu Pulp and Paper Co., Ltd.                                                   259,000             675,759
    *    Chugai Mining Co., Ltd.                                                            373,800             233,129
         Chugoku Marine Paints, Ltd.                                                        152,000             884,460
    #    Chugokukogyo Co., Ltd.                                                              45,000             120,491
  # *    Co-Op Chemical Co., Ltd.                                                            80,000             141,050
  # *    Dai Nippon Toryo, Ltd.                                                             286,000             482,678
    #    Dai-Ichi Kogyo Seiyaku Co., Ltd.                                                    47,000             168,758
         Daiken Corp.                                                                       289,000           1,228,949
         Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.                           195,000           1,001,588
         Dainippon Shigyo Co., Ltd.                                                          25,000             110,429
    #    Daiso Co., Ltd.                                                                    206,000             632,772
         DC Co., Ltd.                                                                        58,000             179,251
         Dijet Industrial Co., Ltd.                                                          34,000              93,074
    #    FP Corp.                                                                            50,800             983,487
         Fujikura Kasei Co., Ltd.                                                            51,000             373,556
         Fumakilla, Ltd.                                                                     37,000             115,004
         Geostar Corp.                                                                       10,000              45,147
    #    Godo Steel, Ltd.                                                                   355,000           1,100,706
    #    Gun-Ei Chemical Industry Co., Ltd.                                                 180,000             692,484
         Harima Chemicals, Inc.                                                              47,000             280,228
         Hodogaya Chemical Co., Ltd.                                                        163,000             816,211
         Hokkai Can Co., Ltd., Tokyo                                                        133,000             389,492
         Hokko Chemical Industry Co., Ltd.                                                   41,000             150,773
         Hokushin Co., Ltd.                                                                  39,900              88,110
         Honshu Chemical Industry Co., Ltd.                                                  17,000             111,820
    #    Ihara Chemical Industry Co., Ltd.                                                  106,000             324,558
         ISE Chemicals Corp.                                                                 38,000             177,431
         Ishihara Sangyo Kaisha, Ltd.                                                       883,500           1,934,749

  # *    Ishii Iron Works Co., Ltd.                                                          52,000             124,968
    #    JSP Corp.                                                                           62,100             624,909
         Kanto Denka Kogyo Co., Ltd.                                                        110,000             380,745
         Kasei (C.I.) Co., Ltd.                                                              58,000             241,496
         Katakura Chikkarin Co., Ltd.                                                        27,000              87,603
    *    Kawasaki Kasei Chemicals, Ltd.                                                      36,000              60,949
         Kishu Paper Co., Ltd.                                                              160,000             295,398
         Koatsu Gas Kogyo Co., Ltd.                                                         112,000             515,314
         Kohsoku Corp.                                                                       48,000             320,887
         Komatsu Wall Industry Co., Ltd.                                                     20,800             370,716
         Konishi Co., Ltd.                                                                   41,700             383,517
    #    Kumiai Chemical Industry Co., Ltd., Tokyo                                          166,000             383,002
         Kureha Chemical Industry Co., Ltd.                                                 428,000           1,740,391
    #    Kurimoto, Ltd.                                                                     278,000             780,912
         Kurosaki Harima Corp.                                                              165,000             473,791
         MEC Co., Ltd.                                                                       18,200             280,677
         Mesco, Inc.                                                                         15,000              48,409
    #    Mitsubishi Paper Mills, Ltd.                                                       700,000             937,013
         Mitsubishi Plastics, Inc.                                                          490,000           1,325,100
    #    Mitsubishi Shindoh Co., Ltd.                                                       107,000             249,695
    #    Mitsubishi Steel Manufacturing Co., Ltd.                                           305,000             610,667
  # *    Mitsui Mining Co., Ltd.                                                            345,000             970,905
         Mory Industries, Inc.                                                               85,000             286,419
         Nakabayashi Co., Ltd.                                                              112,000             315,506
         Nakayama Steel Works, Ltd.                                                         260,000           1,018,036
    #    Neturen Co., Ltd., Tokyo                                                            92,000             651,901
    #    Nichia Steel Works, Ltd.                                                            88,900             425,132
         Nihon Kagaku Sangyo Co., Ltd.                                                       32,000             183,416
         Nihon Matai Co., Ltd.                                                               50,000             118,248
         Nihon Nohyaku Co., Ltd.                                                            131,000             327,248
    #    Nihon Parkerizing Co., Ltd.                                                        146,000           1,740,180
         Nihon Seiko Co., Ltd.                                                               11,000              34,297
    *    Nippon Carbide Industries Co., Inc., Tokyo                                         101,000             167,195
    #    Nippon Chemical Industrial Co., Ltd.                                               192,000             599,557
    #    Nippon Concrete Industries Co., Ltd.                                                88,000             285,427
    #    Nippon Denko Co., Ltd.                                                             246,000             910,465
         Nippon Fine Chemical Co., Ltd.                                                      50,000             283,888
         Nippon Foil Mfg., Co., Ltd.                                                         21,000              55,612
  # *    Nippon Kasei Chemical Co., Ltd.                                                    215,000             526,820
    #    Nippon Kinzoku Co., Ltd.                                                           130,000             273,427
  # *    Nippon Koshuha Steel Co., Ltd.                                                     266,000             364,657
    #    Nippon Metal Industry Co., Ltd.                                                    364,000             675,045
         Nippon Pigment Co., Ltd.                                                            11,000              49,241
    #    Nippon Pillar Packing Co., Ltd.                                                     43,000             293,879
         Nippon Soda Co., Ltd.                                                              314,000           1,010,929
    #    Nippon Synthetic Chemical Industry Co., Ltd.                                       204,000             547,005
         Nippon Valqua Industries, Ltd.                                                     168,000             486,052
         Nippon Yakin Kogyo Co., Ltd.                                                       203,500             791,719
         Nittetsu Mining Co., Ltd.                                                          174,000             699,643
         Nitto FC Co., Ltd.                                                                  72,000             449,246
         Noda Corp.                                                                          33,800             224,059
         NOF Corp.                                                                          453,000           1,681,583
    #    Okamoto Industries, Inc.                                                           284,000           1,027,543
         Okura Industrial Co., Ltd.                                                         130,000             818,300
         Osaka Steel Co., Ltd.                                                               93,600           1,154,311

    #    Pacific Metals Co., Ltd.                                                           415,000           1,737,647
         Riken Technos Corp.                                                                143,000             561,542
    *    S Science Co., Ltd.                                                                808,000             126,151
    #    S.T. Chemical Co., Ltd.                                                             66,000             848,305
         Sakai Chemical Industry Co., Ltd.                                                  230,000             995,456
         Sakata INX Corp.                                                                   136,000             709,655
         Sanyo Chemical Industries, Ltd.                                                    267,000           1,930,907
         Sanyo Special Steel Co., Ltd.                                                      362,000           1,122,703
         Sekisui Plastics Co., Ltd.                                                         221,000             783,770
         Shikoku Chemicals Corp.                                                            126,000             524,312
         Shinagawa Refractories Co., Ltd.                                                   131,000             414,899
         Shin-Etsu Polymer Co., Ltd.                                                        188,000           1,407,383
         Showa Highpolymer Co., Ltd.                                                        112,000             339,579
         Showa Tansan Co., Ltd.                                                              31,000             109,688
         Somar Corp.                                                                         22,000              85,804
    #    Stella Chemifa Corp.                                                                23,900             498,790
         Sumitomo Light Metal Industries, Ltd.                                              736,000           1,199,702
         Sumitomo Pipe & Tube Co., Ltd.                                                      52,000             235,663
         Sumitomo Seika Chemicals Co., Ltd.                                                 125,000             363,674
    #    Sumitomo Titanium Corp.                                                             19,500           2,552,495
         Taisei Lamick Co., Ltd.                                                             11,300             282,120
         Takasago International Corp.                                                       220,000           1,040,288
         Takiron Co., Ltd.                                                                  164,000             718,703
         Tateho Chemical Industries Co., Ltd.                                                26,500              94,015
         Tayca Corp.                                                                         96,000             270,363
    *    Titan Kogyo KK                                                                      36,000              72,654
         Toagosei Co., Ltd.                                                                 544,719           2,227,623
    #    Toda Kogyo Corp.                                                                    84,000             322,411
         Tohcello Co., Ltd.                                                                  67,000             380,451
  # *    Toho Rayon Co., Ltd.                                                               320,000           1,344,734
         Toho Titanium Co., Ltd.                                                             61,000           2,254,406
    #    Toho Zinc Co., Ltd.                                                                277,000             668,190
    *    Tohpe Corp.                                                                         36,000              63,399
    #    Tokai Carbon Co., Ltd.                                                             460,000           1,942,898
    #    Tokai Pulp & Paper Co., Ltd.                                                       121,000             390,278
    #    Tokushu Paper Manufacturing Co., Ltd.                                              111,000             523,848
         Tokyo Rope Manufacturing Co., Ltd.                                                 337,000             607,869
    #    Tokyo Tekko Co., Ltd.                                                               85,000             269,197
         Tomoegawa Paper Co., Ltd.                                                           80,000             254,955
         Tomoku Co., Ltd.                                                                   177,000             470,963
    #    Topy Industries, Ltd.                                                              492,000           1,632,301
         Toyo Kohan Co., Ltd.                                                               225,000           1,048,712
         Tsutsunaka Plastic Industry Co., Ltd.                                               92,000             425,744
         TYK Corp.                                                                           67,000             180,043
         Ube Material Industries, Ltd.                                                      144,000             374,140
         Wood One Co., Ltd.                                                                 107,000             786,632
         Yamamura Glass Co., Ltd.                                                           250,000             671,185
         Yamato Kogyo Co., Ltd.                                                             118,000           1,352,119
         Yodogawa Steel Works, Ltd.                                                         338,000           1,784,409
         Yuki Gosei Kogyo Co., Ltd.                                                          31,000             109,896
         Yushiro Chemical Industry Co., Ltd.                                                 33,000             622,058
                                                                                                       ----------------
Total Materials
(Cost $87,469,311)                                                                                           87,315,803
                                                                                                       ----------------

Consumer Staples -- (8.1%)
         Aderans Co., Ltd.                                                                   87,050           2,015,621
         Ahjikan Co., Ltd.                                                                   10,500              81,672
    #    Ariake Japan Co., Ltd.                                                              73,700           1,737,162
         Asahi Soft Drinks Co., Ltd.                                                        119,000           1,309,402
         Bull Dog Sauce Co., Ltd.                                                            37,000             459,310
         Calpis Co., Ltd.                                                                   174,000           1,238,482
         CFS Corp.                                                                           61,500             358,908
         Chuo Gyorui Co., Ltd.                                                               61,000             155,601
         Coca-Cola Central Japan Co., Ltd.                                                      204           1,707,041
         CVS Bay Area, Inc.                                                                  30,000              89,414
         DyDo Drinco, Inc.                                                                   36,600           1,221,776
         Echo Trading Co., Ltd.                                                               4,000              55,888
         Ensuiko Sugar Refining Co., Ltd.                                                    51,000             145,010
         Fancl Corp.                                                                         51,400           1,890,240
    *    First Baking Co., Ltd.                                                              67,000             144,766
         Fujicco Co., Ltd.                                                                   61,000             899,821
    #    Fujiya Co., Ltd.                                                                   283,000             603,384
         Hagoromo Foods Corp.                                                                41,000             442,996
         Harashin Co., Ltd.                                                                  33,800             309,954
         Hayashikane Sangyo Co., Ltd.                                                       166,000             238,811
         Heiwado Co., Ltd.                                                                  130,000           1,981,348
    *    Hohsui Corp.                                                                        56,000             124,780
         Hokkaido Coca-Cola Bottling Co., Ltd.                                               80,000             563,679
    #    Hokuto Corp.                                                                        74,900           1,368,378
         Inageya Co., Ltd.                                                                  118,000           1,058,795
    #    Itochu Shokuh Co., Ltd.                                                             28,800           1,102,110
         Izumiya Co., Ltd.                                                                  205,000           1,351,337
         Japan Carlit Co., Ltd.                                                              28,000             206,047
    #    J-Oil Mills, Inc.                                                                  362,000           1,460,615
         K.R.S. Corp.                                                                        25,500             368,303
    #    Kagome Co., Ltd.                                                                   173,900           1,809,084
         Kameda Seika Co., Ltd.                                                              48,000             440,443
  # *    Kanebo, Ltd.                                                                       104,200             289,648
         Kasumi Co., Ltd.                                                                   132,000             750,307
         Key Coffee, Inc.                                                                    48,600             662,272
         Kibun Food Chemifa Co., Ltd.                                                        62,000           1,463,568
         Kinki Coca-Cola Bottling Co., Ltd.                                                 138,000           1,457,419
         Kirindo Co., Ltd.                                                                   10,300              97,969
    #    Kyodo Shiryo Co., Ltd.                                                             188,000             341,100
         Kyokuyo Co., Ltd.                                                                  198,000             462,605
    #    Life Corp.                                                                         120,400           1,487,459
    *    Mandom Corp.                                                                         4,600             116,552
         Marudai Food Co., Ltd.                                                             289,000             789,937
         Maruetsu, Inc.                                                                     286,000           1,328,105
         Maruha Group, Inc.                                                                 477,000           1,209,422
         Maruya Co., Ltd.                                                                    14,000             108,838
         Maxvalu Tohok Co., Ltd.                                                             18,200             160,750
         Meito Sangyo Co., Ltd.                                                              50,100             853,432
         Mercian Corp.                                                                      304,000             851,188
         Mikuni Coca-Cola Bottling Co., Ltd.                                                117,000           1,119,965
         Milbon Co., Ltd.                                                                    22,600             707,762
         Ministop Co., Ltd.                                                                  62,600           1,175,146
         Mitsui Sugar Co., Ltd.                                                             271,850             754,645
         Miyoshi Oil & Fat Co., Ltd.                                                        149,000             355,015
         Morinaga & Co., Ltd.                                                               612,000           1,567,703

         Morishita Jinton Co., Ltd.                                                          32,800             140,726
         Morozoff, Ltd., Osaka                                                               50,000             111,541
         Myojo Foods Co., Ltd.                                                               91,000             570,369
         Nagatanien Co., Ltd.                                                                83,000             652,014
         Nakamuraya Co., Ltd.                                                               152,000             560,076
         Nichiro Corp.                                                                      327,000             626,490
         Nihon Shokuh Kako Co., Ltd.                                                         40,000             132,333
         Niitaka Co., Ltd.                                                                    7,260              79,200
    #    Nippon Beet Sugar Manufacturing Co., Ltd.                                          314,000             696,508
    #    Nippon Flour Mills Co., Ltd.                                                       385,000           1,748,371
         Nippon Formula Feed Manufacturing Co., Ltd.                                        144,000             246,730
         Nippon Suisan Kaisha, Ltd.                                                         529,000           2,007,452
         Nissin Sugar Manufacturing Co., Ltd.                                               102,000             219,307
         Nitto Flour Milling Co., Ltd.                                                       54,000             158,354
         Nosan Corp.                                                                        271,000             660,944
         Oenon Holdings, Inc.                                                               123,000             434,310
         Oie Sangyo Co., Ltd.                                                                13,200             107,491
         Okuwa Co., Ltd.                                                                    101,000           1,144,042
         Olympic Corp.                                                                       48,200             535,885
    #    Oriental Yeast Co., Ltd.                                                            61,000             407,884
         Pigeon Corp.                                                                        46,900             682,763
         Pokka Corp.                                                                         72,000             382,888
         Poplar Co., Ltd.                                                                    13,560             181,756
         Posful Corp.                                                                        47,600             254,195
    *    Prima Meat Packers, Ltd.                                                           460,000             641,236
    #    Q'Sai Co., Ltd.                                                                     70,100             694,340
         Riken Vitamin Co., Ltd.                                                             49,900           1,371,698
         Rock Field Co., Ltd.                                                                25,300             384,304
         S Foods, Inc.                                                                       60,000             438,911
         Sakata Seed Corp.                                                                  115,700           1,531,543
    #    Seijo Corp.                                                                         22,600             495,319
         Shikoku Coca-Cola Bottling Co., Ltd.                                                48,500             708,481
         Shoei Foods Corp.                                                                   35,000             258,583
         Showa Sangyo Co., Ltd.                                                             398,000           1,129,698
  # *    Snow Brand Milk Products Co., Ltd.                                                 501,000           1,426,049
         Snow Brand Seed Co., Ltd.                                                           30,000             151,451
         Sonton Food Industry Co., Ltd.                                                      33,000             351,483
    #    Sotetsu Rosen Co., Ltd.                                                             60,000             329,005
         Starzen Corp.                                                                      169,000             519,366
    #    Sugi Pharmacy Co., Ltd.                                                             55,400           1,618,742
    #    T.Hasegawa Co., Ltd.                                                                89,400           1,451,855
         The Nisshin Oillio Group, Ltd.                                                     346,000           1,953,906
         Three F Co., Ltd.                                                                   12,200             110,382
    *    Tobu Store Co., Ltd.                                                               103,000             271,333
         Toho Co., Ltd.                                                                      51,000             388,652
         Tokyu Store Chain Corp.                                                            175,000             824,737
         Torigoe Co., Ltd.                                                                   48,000             329,858
    *    Toyo Sugar Refining Co., Ltd.                                                      105,000             170,987
    *    Tsuruha Co., Ltd.                                                                    4,000             123,831
         U.Store Co., Ltd.                                                                   63,600             597,307
    #    Unicafe, Inc.                                                                       10,360             152,458
         Unimat Offisco Corp.                                                                37,500             430,788
    #    Valor Co., Ltd.                                                                     40,000           1,109,345
         Wakodo Co., Ltd.                                                                    12,200             355,173
         Warabeya Nichiyo Co., Ltd.                                                          34,760             678,311

         Yaizu Suisankagaku Industry Co., Ltd.                                               27,500             289,651
         Yaoko Co., Ltd.                                                                     46,100             886,632
         Yomeishu Seizo Co., Ltd.                                                            71,000             612,826
         Yonekyu Corp.                                                                       58,000             666,380
    #    Yukiguni Maitake Co., Ltd.                                                          60,580             295,278
                                                                                                       ----------------
Total Consumer Staples
(Cost $77,218,674)                                                                                           81,542,513
                                                                                                       ----------------

Financials -- (7.9%)
         Aichi Bank, Ltd.                                                                    19,000           1,790,806
         Akita Bank, Ltd.                                                                   441,000           1,994,180
         Aomori Bank, Ltd.                                                                  417,000           1,635,211
  # *    Azel Corp., Tokyo                                                                   89,000             157,336
         Bank of Okinawa, Ltd.                                                               47,000           1,520,350
         Bank of Saga, Ltd.                                                                 384,000           1,425,547
         Bank of the Ryukyus, Ltd.                                                           68,580           1,576,604
         Central Finance Co., Ltd.                                                          201,000             872,842
    *    Century Leasing System, Inc.                                                        11,300             123,687
    *    Chiba Kogyo Bank, Ltd.                                                             117,700             947,678
         Chukyo Bank, Ltd.                                                                  497,000           1,661,191
    #    Cosmo Securities Co., Ltd.                                                         952,000           1,742,518
         Credia Co., Ltd.                                                                    14,000             504,453
         Daibiru Corp.                                                                      226,000           1,663,633
         Daiko Clearing Services Corp.                                                       25,000             187,112
         Daisan Bank, Ltd.                                                                  417,000           1,485,081
         Daiwa Kosho Lease Co., Ltd.                                                        333,000           1,695,140
         Diamond City Co., Ltd.                                                              17,050             500,808
         Ehime Bank, Ltd.                                                                   330,000           1,109,887
    #    Eighteenth Bank, Ltd.                                                              390,000           1,837,369
    #    Fukushima Bank, Ltd.                                                               432,000             638,984
    *    Generas Corp.                                                                       64,000                 590
    *    Gro-BeLS Co., Ltd.                                                                  84,000             135,285
         Hanshin Sogo Bank, Ltd.                                                            867,000           1,720,169
         Higashi-Nippon Bank, Ltd.                                                          413,000           1,564,133
    #    Hokuetsu Bank, Ltd.                                                                504,000           1,064,273
         Ichiyoshi Securities Co., Ltd.                                                     103,000             926,692
         Jaccs Co., Ltd.                                                                    207,000           1,629,053
         Kagawa Bank, Ltd.                                                                  167,350             948,924
    *    Kanto Tsukuba Bank, Ltd.                                                            45,500             316,427
         Keihanshin Real Estate Co., Ltd.                                                    93,000             562,577
         Kita-Nippon Bank, Ltd.                                                              17,806             842,286
         Kiyo Bank, Ltd.                                                                    976,000           1,837,633
         Kobayashi Yoko Co., Ltd.                                                            21,600             363,386
    #    Kosei Securities Co., Ltd.                                                         173,000             333,857
    *    Kyushu-Shinwa Holdings, Inc.                                                       702,000           1,062,599
         Marusan Securities Co., Ltd.                                                       167,000           1,051,181
         Meiwa Estate Co., Ltd.                                                              52,900             551,627
         Michinoku Bank, Ltd.                                                               349,000           1,618,633
         Mito Securities Co., Ltd.                                                          181,000             776,570
         Mitsubishi Tokyo Financial Group, Inc.                                                   1               7,356
         Miyazaki Bank, Ltd.                                                                324,000           1,344,816
    *    Momiji Holdings, Inc.                                                                  449           1,001,734
         Nagano Bank, Ltd.                                                                  179,000             551,000
    #    Nisshin Fire & Marine Insurance Co., Ltd.                                          447,000           1,661,367
    *    Nittyu Co., Ltd.                                                                       700             117,317

         Odakyu Real Estate Co., Ltd.                                                        85,000             228,405
         Oita Bank, Ltd.                                                                    301,000           1,947,461
         Osaka Securities Finance Co., Ltd.                                                  54,000             205,217
         Pocket Card Co., Ltd.                                                               41,000             847,812
         Ricoh Leasing Co., Ltd.                                                             67,700           1,586,445
         Sankei Building Co., Ltd.                                                          159,000           1,135,510
    #    Sanyo Electric Credit Co., Ltd.                                                     76,800           1,568,059
         Shimizu Bank, Ltd.                                                                  21,100           1,051,157
         Shinki Co., Ltd.                                                                   158,100           1,433,307
         Shoei Co., Ltd.                                                                     28,800             522,895
         Shokusan Bank, Ltd.                                                                 98,000             328,577
    #    Suruga Corp.                                                                        22,700             765,797
    #    Tachihi Enterprise Co., Ltd.                                                        31,750           1,177,509
         Takagi Securities Co., Ltd.                                                        125,000             378,521
         The Daito Bank, Ltd.                                                               232,000             367,562
         TOC Co., Ltd.                                                                      139,000             533,725
         Tochigi Bank, Ltd.                                                                 256,000           1,575,412
         Toho Bank, Ltd.                                                                    433,000           1,773,427
         Toho Real Estate Co., Ltd.                                                         140,000             629,946
         Tohoku Bank, Ltd.                                                                  117,000             308,874
         Tokai Tokyo Securities Co., Ltd.                                                   635,250           1,870,664
         Tokushima Bank, Ltd.                                                               159,200           1,336,581
         Tokyo Rakutenchi Co., Ltd.                                                         126,000             488,199
    #    Tokyo Theatres Co., Inc., Tokyo                                                    164,000             347,483
         Tokyo Tomin Bank, Ltd.                                                              80,500           2,034,234
         Tokyu Community Corp.                                                               31,700             597,967
    #    Tokyu Livable Inc.                                                                  35,300           1,418,701
         Tomato Bank, Ltd.                                                                  251,000             581,162
         Tottori Bank, Ltd.                                                                 235,000             746,654
         Towa Bank, Ltd.                                                                    535,000           1,183,264
  # *    Towa Real Estate Development Co., Ltd.                                             217,000             728,326
         Toyo Securities Co., Ltd.                                                          171,000             638,725
         Yamagata Bank, Ltd.                                                                389,000           1,848,043
         Yuraku Real Estate Co., Ltd.                                                       116,000             500,812
                                                                                                       ----------------
Total Financials
(Cost $75,605,228)                                                                                           79,746,335
                                                                                                       ----------------

Health Care -- (2.7%)
         Aloka Co., Ltd.                                                                     63,000             441,957
         As One Corp.                                                                        37,080             712,603
         Create Medic Co., Ltd.                                                              11,000             109,299
    #    Eiken Chemical Co., Ltd.                                                            54,000             612,740
    #    Fujirebio, Inc.                                                                    101,500           1,995,056
         Fuso Pharmaceutical Industries, Ltd.                                               203,000             703,466
         Hitachi Medical Corp.                                                               89,000           1,171,141
         Hogy Medical Co., Ltd.                                                              35,900           1,529,228
         Iwaki & Co., Ltd.                                                                   38,000             113,039
    #    Japan Medical Dynamic Marketing, Inc.                                               38,300             419,824
    #    Jeol, Ltd.                                                                         168,000             922,701
         JMS Co., Ltd.                                                                       69,000             237,701
    #    Kaken Pharmaceutical Co., Ltd.                                                     213,000           1,392,479
         Kawamoto Corp.                                                                       4,000              22,716
    *    Kawanishi Holdings, Ltd.                                                             1,300              14,983
         Kawasumi Laboratories, Inc.                                                         35,000             242,140
         Mochida Pharmaceutical Co., Ltd.                                                   130,000             819,402

         Nihon Kohden Corp.                                                                 101,000           1,444,351
         Nikken Chemicals Co., Ltd.                                                         134,000             418,973
  # *    Nippon Chemiphar Co., Ltd.                                                          70,000             452,671
         Nippon Shinyaku Co., Ltd.                                                          155,000           1,241,883
         Nissui Pharmaceutical Co., Ltd.                                                     34,000             213,481
         Paramount Bed Co., Ltd.                                                             72,700           1,717,057
         Rion Co., Ltd.                                                                       5,000              28,125
         Rohto Pharmaceutical Co., Ltd.                                                     119,000           1,466,700
    *    Seikagaku Corp.                                                                     10,000             112,130
         Sogo Medical Co., Ltd.                                                              13,400             269,584
         SS Pharmaceutical Co., Ltd., Tokyo                                                 276,000           1,876,822
         Teikoku Hormone Manufacturing Co., Ltd.                                             44,000             423,491
         Topcon Corp.                                                                       102,000           1,611,759
         Torii Pharmaceutical Co., Ltd.                                                      63,900           1,359,157
    *    Toyama Chemicals Co., Ltd.                                                         431,000           1,491,594
         Vital-Net, Inc.                                                                     98,800             740,345
         Wakamoto Pharmaceutical Co., Ltd.                                                   48,000             150,415
    #    Zeria Pharmacetical Co., Ltd.                                                       99,000             996,490
                                                                                                       ----------------
Total Health Care
(Cost $24,860,469)                                                                                           27,475,503
                                                                                                       ----------------

Energy -- (1.1%)
         AOC Holdings, Inc.                                                                 160,200           2,235,879
  # *    Fuji Kosan Co., Ltd.                                                               178,000             283,800
    #    Itochu Enex Co., Ltd.                                                              201,300           1,347,633
         Japan Oil Transportation Co., Ltd.                                                  45,000             147,516
         Kanto Natural Gas Development Co., Ltd.                                            119,000             756,944
    #    Kyoei Tanker Co., Ltd.                                                              78,000             311,747
         Mitsuuroko Co., Ltd.                                                               153,000           1,056,434
    *    Modec, Inc.                                                                         26,200             606,436
    #    Nippon Gas Co., Ltd.                                                               104,000             870,174
         Petrolub International Co., Ltd.                                                    52,900             262,490
         Sala Corp.                                                                          84,000             405,627
         San-Ai Oil Co., Ltd.                                                               155,000             721,595
         Shinko Plantech Co., Ltd.                                                           56,000             110,880
         Sinanen Co., Ltd.                                                                  160,000             821,604
         Toa Oil Co., Ltd.                                                                  181,000             307,491
  # *    Toyo Kanetsu KK                                                                    261,000             374,714
                                                                                                       ----------------
Total Energy
(Cost $10,346,115)                                                                                           10,620,964
                                                                                                       ----------------

Utilities -- (0.5%)
         Hokkaido Gas Co., Ltd.                                                             105,000             301,391
         Hokuriku Gas Co., Ltd.                                                              64,000             183,855
         Okinawa Electric Power Co., Ltd.                                                    33,810           1,589,148
    #    Saibu Gas Co., Ltd.                                                                843,000           1,722,986
         Shizuokagas Co., Ltd.                                                              157,000             805,516
         Tokai Corp.                                                                        163,000             708,105
                                                                                                       ----------------
Total Utilities
(Cost $4,652,743)                                                                                             5,311,001
                                                                                                       ----------------

Other -- (0.2%)
         Airport Facilities Co., Ltd.                                                       120,970             675,575
    *    Akai Electric Co., Ltd.                                                            363,000               3,345
    *    Fujii & Co., Ltd.                                                                   44,000                 405

    *    Fujiko Co., Ltd.                                                                    55,000                   0
    *    Gajoen Kanko KK                                                                     37,000                   0
    *    GKN D1 Tochigi Holdings Shares                                                          51             156,475
    *    Kakuei (L.) Corp.                                                                  100,000                 921
    *    Kokune Corp.                                                                        42,000                   0
    *    Maruishi Holdings Co., Ltd.                                                        214,000               1,972
    *    New Real Property KK                                                                43,900                   0
    *    Nichiboshin, Ltd.                                                                    1,190               1,096
    *    Nisseki House Industry Co., Ltd.                                                   260,000                   0
         Subaru Enterprise Co., Ltd.                                                         36,000             124,544
         Sundrug Co., Ltd.                                                                    6,400             240,592
    *    Takarabune Corp.                                                                    26,000                 240
    *    TOC Co., Ltd. Issue 05                                                             145,950             560,412
                                                                                                       ----------------
Total Other
(Cost $4,788,037)                                                                                             1,765,577
                                                                                                       ----------------

TOTAL COMMON STOCKS
(Cost $765,635,394)                                                                                         777,092,562
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
    *    BSL Corp. Rights 06/10/05                                                           43,214                   0
    *    Kanematsu Corp. Warrants 03/31/06                                                   20,125                   0
                                                                                                       ----------------

TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                                             0
                                                                                                       ----------------

INVESTMENT IN CURRENCY -- (0.4%)
    *    Japanese Yen                                                                                         3,888,366
                                                                                                       ----------------
(Cost $3,914,685)

TOTAL -- JAPAN
(Cost $769,550,079)                                                                                         780,980,928
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (22.4%)
     ^   Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities
         USA 2.96% and 2.98%, respectively, 06/01/05 (Collateralized by
         $350,771,984 U.S. TIPS 1.875%, 07/15/13 & U.S. STRIPS, rates ranging from 0% to 9.25%, maturities ranging from 11/15/08 to
         11/15/22, valued at $223,916,808) to be repurchased
         at $219,542,589 (Cost $219,524,430)                                       $        219,524         219,524,430
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $5,863,000 FNMA Notes 2.95%, 11/14/07, valued
         at $5,855,671) to be repurchased at $5,769,463 (Cost $5,769,000)                     5,769           5,769,000
                                                                                                       ----------------
Total Repurchase Agreements                                                                                 225,293,430
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $225,293,430)                                                                                         225,293,430
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $994,843,509)                                                                                    $  1,006,274,358
                                                                                                       ================

---------
+        Securities have been fair valued. See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

              See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
     AUSTRALIA -- (41.9%)
     COMMON STOCKS -- (41.5%)
               A.I., Ltd.                                                                   129,195    $         15,591
               A.P. Eagers, Ltd.                                                             27,393             155,149
               AAV, Ltd.                                                                    192,653             169,491
           #   ABB Grain, Ltd.                                                              363,642           1,619,283
               ABC Learning Centres, Ltd.                                                   353,727           1,413,036
           *   Acclaim Exploration NL                                                       435,905              11,503
           *   Adacel Technologies, Ltd.                                                    113,249              23,907
               ADCorp Australia, Ltd.                                                       123,389              67,082
               Adelaide Bank, Ltd.                                                          251,960           2,069,209
               Adelaide Brighton, Ltd.                                                    1,430,948           1,867,387
           #   Adsteam Marine, Ltd.                                                         650,984             977,707
               Adtrans Group, Ltd.                                                           32,047              89,225
           *   Agenix, Ltd.                                                                 267,186              62,556
           *   AGT Biosciences, Ltd.                                                        261,684             108,895
           *   Ainsworth Game Techology, Ltd.                                               314,923             132,756
               AJ Lucas Group, Ltd.                                                          85,235              99,574
               Alesco Corp., Ltd.                                                           182,571             964,934
           *   Alkane Exploration, Ltd.                                                     185,165              23,016
           *   Allegiance Mining NL                                                         301,699              29,575
           *   Altium, Ltd.                                                                 162,100              28,644
               Amalgamated Holdings, Ltd.                                                   320,951             981,976
               Amcom Telecommunications, Ltd.                                               596,711              76,442
           *   Amity Oil NL                                                                 372,573             143,239
           *   Amrad Corp., Ltd.                                                            211,023              70,660
           *   Anadis, Ltd.                                                                 136,900              37,227
           *   Anateus Energy, Ltd.                                                         193,687              13,605
               Ansell, Ltd.                                                                  19,924             138,124
               ARB Corporation, Ltd.                                                        151,288             371,208
           *   Arc Energy NL                                                                459,772             645,842
               Ariadne Australia, Ltd.                                                      277,334              71,297
               Arrow Pharmaceuticals, Ltd.                                                  787,475           1,544,786
               Aspen Group, Ltd.                                                             20,479               3,099
           *   Atlas Pacific, Ltd.                                                           82,585              12,193
           #   AuIron Energy, Ltd.                                                          133,822             267,837
               Ausdrill, Ltd.                                                               178,089              95,872
               Ausmelt, Ltd.                                                                 36,118               6,969
               Auspine, Ltd.                                                                115,651             301,377
           *   Austal, Ltd.                                                                 444,288             594,413
           *   Austar United Communications, Ltd.                                         3,146,981           2,090,155
           #   Austereo Group, Ltd.                                                       1,080,140           1,424,961
               Austin Group, Ltd.                                                            70,265              42,395
               Australian Agricultural Co., Ltd.                                            558,072             635,391
           *   Australian Magnesium Corp., Ltd.                                             332,383               2,503

               Australian Pharmaceutical Industries, Ltd.                                   669,829           1,466,442
           #   Australian Pipeline Trust                                                    726,465           1,999,900
         # *   Australian Worldwide Exploration, Ltd.                                       929,537           1,224,335
               Auto Group, Ltd.                                                              41,309              21,060
           #   Autron Corporation, Ltd.                                                     989,247             119,576
               AV Jennings Homes, Ltd.                                                      496,066             518,845
               Avatar Industries, Ltd.                                                      195,019             129,494
           *   Avexa, Ltd.                                                                   67,761               6,909
           *   Ballarat Goldfields NL                                                     1,665,281             281,950
           #   Bank of Queensland, Ltd.                                                     262,337           2,179,525
               Baxter Group, Ltd.                                                            89,652             336,504
               BayCorp Advantage, Ltd.                                                      538,318           1,188,533
               Beach Petroleum, Ltd.                                                      1,951,255             799,986
               Beaconsfield Gold NL                                                          89,078              22,524
               Bendigo Bank, Ltd.                                                           358,878           2,623,612
         # *   Bendigo Mining NL                                                            651,655             481,152
           *   Betcorp, Ltd.                                                                273,622              38,324
           *   Beyond International, Ltd.                                                    61,256              19,201
           *   Biota Holdings, Ltd.                                                         265,336              90,069
               Blackmores, Ltd.                                                              37,565             365,798
           *   Blina Diamonds, Ltd.                                                          13,703               2,686
           *   Bolnisi Gold NL                                                              484,156             173,625
           *   Boom Logistics, Ltd.                                                          40,650              59,871
           *   Boulder Group NL                                                             717,587             135,168
           *   BQT Solutions, Ltd.                                                          179,898              24,445
               Brazin, Ltd.                                                                 273,219             387,328
               Bridgestone Australia, Ltd.                                                   66,100             148,600
           *   Broadcast Services Australia, Ltd.                                           337,438              84,212
           *   Buka Mineral, Ltd.                                                           210,323              30,803
               Cabcharge Austalia, Ltd.                                                     267,963             913,016
               Campbell Brothers, Ltd.                                                      108,322             793,127
               Candle Australia, Ltd.                                                        69,486              94,151
           *   Cape Range Wireless, Ltd.                                                  3,581,304             104,883
           *   Capral Aluminium, Ltd.                                                       276,367             339,606
           *   Carpenter Pacific Resources, Ltd.                                            225,546              39,826
               CDS Technologies, Ltd.                                                        61,294              90,274
               Cedar Woods Properties, Ltd.                                                  77,414             126,283
           *   Cellestis, Ltd.                                                              220,327             486,209
               Cellnet Telecommunications Group, Ltd.                                        91,100              88,677
           *   Centamin Egypt, Ltd.                                                         996,437             217,533
               Centennial Coal, Ltd.                                                        597,110           2,266,714
               Central Equity, Ltd.                                                         183,928             291,808
           *   Charters Towers Gold Mines, Ltd.                                             727,142              62,640
           *   Chemeq, Ltd.                                                                 166,742             149,175
               Chiquita Brands South Pacific, Ltd.                                          341,774             206,448
               Circadian Technologies, Ltd.                                                  64,591              66,737
               Citect Corp., Ltd.                                                           109,822              78,012
           *   Climax Mining, Ltd.                                                          870,299              55,229
         # *   Clough, Ltd.                                                               1,236,465             461,431
               Clover Corp., Ltd.                                                           269,348              37,525
           *   Cluff Resources Pacific NL                                                   911,746              10,979
               CMI, Ltd.                                                                     81,810              89,589
           *   CO2 Group, Ltd.                                                              280,693              68,069
           #   Coates Hire, Ltd.                                                            549,361           1,729,247

               Cochlear, Ltd.                                                               124,836           3,039,369
           *   Codan, Ltd.                                                                   32,604              35,707
               Coffey International, Ltd.                                                   167,427             265,311
               Collection House, Ltd.                                                       224,054             238,205
               Colorado Group, Ltd.                                                         242,046             805,687
               Commander Communications, Ltd.                                               453,465             714,116
               Consolidated Minerals, Ltd.                                                  436,304           1,293,415
           *   Coplex Resources NL                                                          231,400              15,730
           #   Corporate Express Australia, Ltd.                                            449,830           1,834,457
               Count Financial, Ltd.                                                        552,306             540,486
               Coventry Group, Ltd.                                                          84,583             392,908
           *   CPI, Ltd.                                                                     68,585              30,551
           #   Crane Group, Ltd.                                                            152,617             918,932
               Croesus Mining NL                                                            798,235             195,362
           *   Crown Diamonds NL                                                            521,549              72,878
               Danks Holdings, Ltd.                                                          10,425              76,390
           #   DCA Group, Ltd.                                                              509,294           1,335,888
               Devine, Ltd.                                                                 289,972             130,271
           *   Dioro Exploraration NL                                                       297,142              14,582
           *   Dominion Mining, Ltd.                                                        192,017              44,840
               Downer Group, Ltd.                                                           688,972           2,744,768
           *   Dragon Mining NL                                                             709,605              96,039
         # *   E.R.G., Ltd.                                                               1,647,173             334,279
           *   Echelon Resources, Ltd.                                                        7,950               1,921
           *   Emporer Mines, Ltd.                                                          324,668              73,607
               Energy Developments, Ltd.                                                    311,265             886,333
           *   Energy World Corp., Ltd.                                                     325,630              10,036
           #   Envestra, Ltd.                                                             2,038,400           1,737,575
           *   Environmental Solutions International, Ltd.                                   67,364               3,358
               Equigold NL                                                                  351,475             240,211
               Evans & Tate, Ltd.                                                           164,154              86,686
           *   Excel Coal, Ltd.                                                             168,010             802,178
           *   Falcon Minerals, Ltd.                                                        240,897              78,863
           #   Fantastic Holdings, Ltd.                                                     185,528             517,617
               FKP, Ltd.                                                                    470,587             983,548
           #   Fleetwood Corp., Ltd.                                                        115,978             550,203
               Flight Centre, Ltd.                                                           10,991             119,381
           *   Forest Enterprises Australia, Ltd.                                           489,229             195,375
         # *   Fortescue Metals Group, Ltd.                                                 361,735             655,641
           #   Funtastic, Ltd.                                                              312,883             399,427
               Futuris Corp., Ltd.                                                        1,238,179           1,577,939
               Gale Pacific, Ltd.                                                           123,557             137,823
               GasNet Australia Group                                                       343,500             637,191
               Gazal Corp., Ltd.                                                            101,046             232,079
           *   Genetic Technologies, Ltd.                                                   830,383             213,197
           *   Geodynamics, Ltd.                                                            174,778             240,414
           *   Giants Reef Mining, Ltd.                                                   1,400,196              29,612
               Globe International, Ltd.                                                    882,836             282,867
           *   Gold Aura, Ltd.                                                               41,097               2,875
           *   Goldstream Mining NL                                                         151,648              41,758
               Gowing Bros., Ltd.                                                            79,311             153,303
           *   Gradipore, Ltd.                                                              104,226              49,215
           #   Graincorp, Ltd. Series A                                                      87,738             754,247
               Grand Hotel Group                                                            473,257             277,301

               GRD NL                                                                       494,134             569,129
           #   Great Southern Plantations, Ltd.                                             735,162           1,966,557
               Green's Foods, Ltd.                                                          193,688              75,851
           #   GUD Holdings, Ltd.                                                           174,840             896,131
               Gunns, Ltd.                                                                  602,832           1,754,578
           *   Gutnick Resources NL                                                          17,866                 944
               GWA International, Ltd.                                                      698,010           1,512,799
           *   Gympie Gold, Ltd.                                                            302,445                   0
         # *   Hardman Resources NL                                                       1,706,925           2,338,532
               Harvey World Travel, Ltd.                                                     87,638              91,408
               Healthscope, Ltd.                                                            261,453             879,121
               Henry Walker Eltin Group, Ltd.                                               463,214             173,183
           *   Herald Resources, Ltd.                                                        69,910              29,341
               HGL, Ltd.                                                                     87,018             118,879
           #   Hills Industries, Ltd.                                                       407,018           1,264,961
               Home Building Society, Ltd.                                                   27,907             151,691
           *   Horizon Oil NL                                                               752,832              56,849
           #   Housewares International, Ltd.                                               307,812             372,445
               HPAL, Ltd.                                                                   274,861             352,972
         # *   Hutchison Telecommunications (Australia), Ltd.                             1,455,265             279,321
               IBA Health, Ltd.                                                             552,155             184,756
           *   ICSGlobal, Ltd.                                                              155,693              33,481
               IInet, Ltd.                                                                  192,656             429,425
               Iluka Resources, Ltd.                                                        513,563           2,379,885
           *   Imdex, Ltd.                                                                  135,662              21,972
               Incitec Pivot, Ltd.                                                          103,989           1,236,718
           *   Independent Practioner Network, Ltd.                                         457,414              25,581
           *   Indophil Resources NL                                                        518,540             149,860
           #   Infomedia, Ltd.                                                              696,356             280,875
               Institute of Drug Technology Australia, Ltd.                                  82,205             110,531
               Integrated Group, Ltd.                                                       145,820             202,665
               Integrated Research, Ltd.                                                    261,513              82,803
           *   Integrated Tree Cropping, Ltd.                                                17,366              16,396
           *   Intellect Holdings, Ltd.                                                     967,267              18,308
           *   Intermoco, Ltd.                                                            1,067,459              28,169
           *   International All Sports, Ltd.                                                58,815              11,995
               Investor Group, Ltd.                                                         170,947             531,412
           *   Invocare, Ltd.                                                                51,192             156,208
           #   ION, Ltd.                                                                    419,349                   0
           #   IOOF Holdings, Ltd.                                                          128,916             652,613
               Iress Market Technology, Ltd.                                                281,018             867,640
               IWL, Ltd.                                                                     81,474             156,918
           *   Ixla, Ltd.                                                                    89,921               1,562
           #   JB Hi-Fi, Ltd.                                                               281,832             725,597
               JDV, Ltd.                                                                    123,805              84,085
           #   Jones (David), Ltd.                                                        1,190,508           1,615,808
               Jubilee Mines NL                                                             358,412           1,588,689
           *   Just Group, Ltd.                                                             117,200             164,206
               K&S Corp., Ltd.                                                              128,017             295,818
           *   Kagara Zinc, Ltd.                                                            437,281             410,743
               Keycorp, Ltd.                                                                156,412             195,834
           *   Kids Campus, Ltd.                                                             69,303              34,585
           *   Kimberley Diamond Co. NL                                                     274,068             237,914
           *   Kings Mineral NL                                                             516,989              87,871

               Kingsgate Consolidated NL                                                    186,350             382,134
               Kresta Holdings, Ltd.                                                        231,002              50,573
           *   Lakes Oil NL                                                               2,055,217              34,161
               Lemarne Corp., Ltd.                                                           20,790              38,276
           *   Leyshon Resources, Ltd.                                                      103,357              23,644
               Lighting Corp., Ltd.                                                         180,200              91,111
           *   LionOre Mining International, Ltd.                                            20,000              99,205
           *   Longreach Group, Ltd.                                                        276,023              43,614
           *   Lynas Gold NL                                                                433,768              55,417
               MacArthur Coal, Ltd.                                                         394,540           2,051,777
               MacMahon Holdings, Ltd.                                                      804,171             246,037
           *   Macmin Silver, Ltd.                                                          343,722              29,597
           *   Macquarie Corporate Telecommunications, Ltd.                                 350,192              30,322
               Magellan Petroleum Australia, Ltd.                                            32,760              29,494
           *   Magnesium International, Ltd.                                                 32,803              35,148
           *   Maryborough Sugar Factory, Ltd.                                                  600               3,037
           *   Matrix Oil NL                                                                557,000              18,511
               MaxiTRANS Industries, Ltd.                                                   482,299             280,618
           #   McGuigan Simeon Wines, Ltd.                                                  296,961             873,883
               McPherson's, Ltd.                                                            141,730             347,530
           *   Medica Holdings, Ltd.                                                         31,587              10,812
               Melbourne IT, Ltd.                                                            85,583              84,106
         # *   Metabolic Pharmaceuticals, Ltd.                                              700,000             399,784
         # *   Metal Storm, Ltd.                                                            956,640             101,274
         # *   MFS, Ltd.                                                                    276,486             281,914
           #   Miller's Retail, Ltd.                                                        566,259             337,265
               Minara Resources, Ltd.                                                     1,229,086           1,737,046
               Mincor Resources NL                                                          492,383             270,466
               Monadelphous Group, Ltd.                                                      51,561             438,262
           *   Mosaic Oil NL                                                                756,146              99,606
           *   Multiemedia, Ltd.                                                          3,014,095              36,349
           *   MXL, Ltd.                                                                    512,804              52,068
               MYOB, Ltd.                                                                   917,057             756,424
               Namoi Cotton Cooperative, Ltd.                                               160,347              63,038
               National Can Industries, Ltd.                                                 97,017              96,418
           *   New Hope Corp., Ltd.                                                          41,453              35,693
           *   Norwood Abbey, Ltd.                                                          326,063             106,930
           *   Nova Health, Ltd.                                                            427,034              94,868
           *   Novera Energy, Ltd.                                                           62,826              69,864
           *   Novogen, Ltd.                                                                246,646             982,351
               Nufarm, Ltd.                                                                 287,774           1,914,646
           *   Nylex, Ltd.                                                                1,960,108             398,936
               Oakton, Ltd.                                                                 162,978             191,575
           #   Oamps, Ltd.                                                                  336,965             625,323
           *   Occupational & Medical Innovations, Ltd.                                      31,208               9,524
           *   Oceana Gold, Ltd.                                                            192,400              77,019
           *   Orbital Engine Corp., Ltd.                                                   537,358              39,647
               OrotonGroup, Ltd.                                                             76,854             145,170
         # *   Oxiana, Ltd.                                                               2,856,763           1,849,102
               Pacific Brands, Ltd.                                                         518,500             882,576
               Pacific Group, Ltd.                                                          320,974             366,742
               Pacific Hydro, Ltd.                                                          380,820           1,456,574
         # *   Paladin Resources, Ltd.                                                      783,776             587,212
           *   Palm Springs, Ltd.                                                           222,804              10,581

           *   Pan Pacific Petroleum NL                                                     327,800              24,624
           *   Panbio, Ltd.                                                                  58,078              11,683
               Paperlinx, Ltd.                                                              501,058             875,872
           *   Payce Consolidated, Ltd.                                                      29,670              60,730
               Penfold Buscombe, Ltd.                                                        85,065             116,028
           *   People Telecom, Ltd.                                                         535,431              54,495
               Peptech, Ltd.                                                                379,247             383,451
           *   Perilya Mines NL                                                             386,030             212,503
           *   Perseverance Corp., Ltd.                                                   1,265,363             252,283
         # *   Petsec Energy, Ltd.                                                          253,743             211,463
           *   Plantcorp NL                                                                   4,329                   0
               Plaspak Group, Ltd.                                                           99,965              68,769
         # *   PMP, Ltd.                                                                    761,276             714,645
           *   Polartechnics, Ltd.                                                           43,405               4,919
               Port Bouvard, Ltd.                                                           108,200             109,639
           *   Port Douglas Reef Resorts, Ltd.                                              251,655              23,759
           *   PowerTel, Ltd. Series B                                                      175,372             157,526
           *   Prana Biotechnology, Ltd.                                                    195,424              26,026
           *   Precious Metals Australia, Ltd.                                               12,727               1,978
           *   Preston Resources NL                                                          64,000                 579
               Primary Health Care, Ltd.                                                    292,807           1,819,418
               Prime Television, Ltd.                                                       294,381             688,662
           *   Primelife Corp., Ltd.                                                        215,916             143,602
           *   Progen Industries, Ltd.                                                       83,761             163,854
               Programmed Maintenance Service, Ltd.                                         167,811             407,696
         # *   Psivida, Ltd.                                                                467,864             277,961
               Queensland Cotton Holdings, Ltd.                                              64,879             205,542
           *   Quiktrak Networks, Ltd.                                                        7,401                   0
               Ramsay Health Care, Ltd.                                                     340,994           2,063,632
               Raptis Group, Ltd.                                                            12,000               4,985
               Rebel Sport, Ltd.                                                            173,512             276,287
               Redfire Resources NL                                                         859,797             177,663
           *   Redflex Holdings, Ltd.                                                       230,706             530,891
               Reece Australia, Ltd.                                                        251,463           2,282,042
           *   Reinsurance Australia Corp., Ltd.                                            399,993             141,806
           *   Repco Corp., Ltd.                                                            110,651             225,651
               Repcol, Ltd.                                                                 308,668             111,677
         # *   Resolute Mining, Ltd.                                                        456,861             309,731
           *   Resonance Health, Ltd.                                                        29,264               2,974
               Ridley Corp., Ltd.                                                           620,822             631,017
               Roberts, Ltd.                                                                 26,336             157,070
           *   Roc Oil Co., Ltd.                                                            438,259             543,028
               Rock Building Society, Ltd.                                                   25,092              77,806
               Ross Human Directions, Ltd.                                                  124,630              63,031
               S8, Ltd.                                                                     180,798             239,806
           *   SAI Global, Ltd.                                                              57,098             107,815
           *   Sally Malay Mining, Ltd.                                                     402,323             246,747
               Salmat, Ltd.                                                                 302,282           1,081,687
               Schaffer Corp., Ltd.                                                          33,766             126,360
           #   SDI, Ltd.                                                                    236,993             115,455
           *   Sedimentary Holdings, Ltd.                                                   577,321              76,085
               Select Harvests, Ltd.                                                        106,523             791,589
               Senetas Corp., Ltd.                                                          746,923             151,314
               Servcorp, Ltd.                                                               187,972             368,240

           #   Seven Network, Ltd.                                                          354,582           1,906,472
               SFE Corp., Ltd.                                                              334,655           2,543,444
               Sigma Co., Ltd.                                                              375,345           2,321,649
           *   Silex System, Ltd.                                                           287,621             212,042
               Sims Group, Ltd.                                                             150,718           1,533,592
           *   Sino Gold, Ltd.                                                              276,623             318,802
           *   Sirtex Medical, Ltd.                                                          96,109             103,049
           #   Skilled Engineering, Ltd.                                                    197,124             360,580
           #   Smorgon Steel Group, Ltd.                                                  2,163,008           2,027,465
               SMS Management & Technology, Ltd.                                            132,991             168,405
           *   Sons of Gwalia, Ltd.                                                         253,252                   0
           #   Southern Cross Broadcasting (Australia), Ltd.                                149,035           1,370,475
           *   Southern Pacific Petroleum NL                                                698,740                   0
           #   SP Telecommunications, Ltd.                                                  819,927           1,081,761
           #   Spotless Group, Ltd.                                                         517,370           1,910,767
           *   St. Barbara Mines, Ltd.                                                      375,500              26,824
               Star Games, Ltd.                                                             219,830             169,092
           *   Starpharma Holdings, Ltd.                                                    258,219             105,342
               Straits Resources, Ltd.                                                      312,715             396,796
           *   Strategic Minerals Corp. NL                                                  358,100              23,330
           *   Strathfield Group, Ltd.                                                      492,553              30,544
           *   Striker Resources NL                                                         435,484              10,518
           #   STW Communications Group, Ltd.                                               462,047             969,121
               Sunland Group, Ltd.                                                          530,550             556,219
               Sydney Aquarium, Ltd.                                                         49,135             199,959
         # *   Sydney Gas, Ltd.                                                             661,636             346,802
               Symex Holdings, Ltd.                                                         203,321             220,933
           *   Taipan Resources NL                                                        2,475,883              89,857
           *   Tandou, Ltd.                                                                   3,410               3,855
           *   Tap Oil, Ltd.                                                                407,790             612,828
               Technology One, Ltd.                                                         705,539             306,170
               Tectonic Resources NL                                                        259,183              30,266
           *   Television & Media Services, Ltd.                                          2,000,584              58,979
               Thakral Holdings Group                                                     1,569,889             924,350
               Ticor, Ltd.                                                                  630,193             806,283
           #   Timbercorp, Ltd.                                                             551,027             795,884
           *   Titan Resources NL                                                           595,172              26,522
           *   Tooth & Co., Ltd.                                                            153,000              10,632
               Transfield Services, Ltd.                                                    375,908           1,995,323
               Triako Resources, Ltd.                                                        31,217              19,367
               Troy Resources NL                                                             96,896             178,819
               Trust Company of Australia, Ltd.                                              75,179             529,042
           #   United Group, Ltd.                                                           249,861           1,591,836
           *   Unitract, Ltd.                                                               147,406              77,158
           *   Universal Resources, Ltd.                                                    109,414              12,407
               UXC, Ltd.                                                                    297,944             175,231
               VeCommerce, Ltd.                                                              13,680              17,411
           *   Ventracor, Ltd.                                                              502,158             563,305
           *   Victoria Petroleum NL                                                      2,180,492              52,507
           #   Villa World, Ltd.                                                            229,021             248,672
           *   Village Roadshow, Ltd.                                                       591,536           1,138,421
           *   Virotec International NL                                                     403,655             161,451
           #   Vision Systems, Ltd.                                                         426,575             331,933
           *   Voicenet (Australia), Ltd.                                                   495,284               4,845

               Volante Group, Ltd.                                                          273,599             243,458
               Waterco, Ltd.                                                                 33,300              90,461
               Watpac, Ltd.                                                                 142,703             117,397
           #   Wattyl, Ltd.                                                                 225,230             360,712
           *   Webster, Ltd.                                                                119,092              68,383
           *   Wedgetail Exploration NL                                                   1,413,422              42,632
           *   Western Areas NL                                                             259,360             262,189
               Wide Bay Capricorn Building Society, Ltd.                                     47,718             252,384
               Worley Group, Ltd.                                                           398,370           2,114,403
           *   Yates, Ltd.                                                                   60,281               1,684
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $151,551,186)                                                                                    166,901,713
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.3%)
           *   Australian Dollar                                                                              1,269,403
                                                                                                       ----------------
     (Cost $1,273,029)

     PREFERRED STOCKS -- (0.1%)
           *   Village Roadshow, Ltd. 2% Class A                                            200,025             303,265
                                                                                                       ----------------
     (Cost $283,859)

     RIGHTS/WARRANTS -- (0.0%)
           *   Beach Petroleum, Ltd. Warrants 06/30/06                                      480,019                   0
           *   Boulder Steel, Ltd. Options 11/30/05                                          71,759               2,439
           *   Equigold NL Options 05/31/07                                                  87,868               6,637
           *   Forest Enterprises Australia, Ltd. Rights 06/07/05                            81,538               1,232
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $2,187)                                                                                               10,308
                                                                                                       ----------------

     TOTAL -- AUSTRALIA
       (Cost $153,110,261)                                                                                  168,484,689
                                                                                                       ----------------

     HONG KONG -- (23.1%)
     COMMON STOCKS -- (23.0%)
           *   139 Holdings, Ltd.                                                         6,200,000              22,227
               ABC Communications (Holdings), Ltd.                                          930,000              83,582
               Aeon Credit Service (Asia) Co., Ltd.                                         740,000             463,497
               ALCO Holdings, Ltd.                                                          740,000             287,077
               Allan International Holdings, Ltd.                                           592,000              87,427
               Allied Group, Ltd.                                                           559,200             774,518
               Allied Properties, Ltd.                                                      802,600             491,412
           *   Anex International Holdings, Ltd.                                            152,000               1,909
           *   Applied International Holdings, Ltd.                                       1,243,000              39,463
           *   APT Satellite Holdings, Ltd.                                                 599,000             102,356
               Artel Solutions Group Holdings, Ltd.                                       2,315,000              44,647
               Arts Optical International Holdings, Ltd.                                    468,000             166,971
               Asia Aluminum Holdings, Ltd.                                               4,042,000             445,748
           *   Asia Commercial Holdings, Ltd.                                                72,800               5,143
               Asia Financial Holdings, Ltd.                                              1,976,908             519,926
           *   Asia Logistics Technologies, Ltd.                                             22,140               2,760
               Asia Satellite Telecommunications Holdings, Ltd.                             404,500             712,544

               Asia Standard International Group, Ltd.                                    6,780,000             295,291
           *   Asia Tele-Net & Technology Corp., Ltd.                                       521,000              23,792
               Associated International Hotels, Ltd.                                        898,000             852,538
               Automated Systems Holdings, Ltd.                                             340,000              80,428
           *   B.A.L. Holdings, Ltd.                                                            305                  11
               Baltrans Holdings, Ltd.                                                      376,000             164,283
           *   Beijing Development (Hong Kong), Ltd.                                        166,000              17,069
           #   Bossini International Holdings, Ltd.                                       1,801,500             348,927
               Bright International Group, Ltd.                                             710,000              67,522
           #   Cafe de Coral Holdings, Ltd.                                                 672,000             768,200
           *   Capital Prosper, Ltd.                                                        480,000               5,073
           *   Capital Strategic Investment, Ltd.                                            30,500               5,827
               Cash Financial Services Group, Ltd.                                           27,018                 731
           *   Casil Telecommunications Holdings, Ltd.                                    1,420,000              71,327
           *   Catic International Holdings, Ltd.                                         5,332,000              61,686
               CCT Telecom Holdings, Ltd.                                                   472,970              75,876
               CEC International Holdings, Ltd.                                             210,000               4,818
           *   Celestial Asia Securities Holdings, Ltd.                                     426,036              20,791
           *   Central China Enterprises, Ltd.                                              210,400              19,190
           #   Champion Technology Holdings, Ltd.                                         1,379,390             210,424
               Chaoda Modern Agriculture (Holdings), Ltd.                                 2,620,000           1,083,622
               Chen Hsong Holdings, Ltd.                                                  1,210,000             695,000
               Cheuk Nang (Holdings), Ltd.                                                  113,344              61,815
           *   Cheung Tai Hong Holdings, Ltd.                                               100,920               5,291
               Chevalier International Holdings, Ltd.                                       441,482             521,200
               Chevalier Itech Holdings, Ltd.                                               355,250              72,709
           *   China Aerospace International Holdings, Ltd.                               3,384,000             182,052
           *   China Bio-medical Group, Ltd.                                                415,000               8,001
           *   China Digicontent Co., Ltd.                                                2,710,000               3,483
           *   China Electronic Corp. Holdings Co., Ltd.                                    468,250              84,257
               China Everbright International, Ltd.                                       3,945,000             227,201
           *   China Everbright Technology, Ltd.                                          3,244,000             128,943
           *   China Gas Holdings, Ltd.                                                   2,026,000             345,895
               China Hong-Kong Photo Products Holdings, Ltd.                              1,909,000             179,429
           *   China Insurance International Holdings Co., Ltd.                           1,866,000             682,350
           *   China Investments Holdings, Ltd.                                             210,000               4,534
           *   China Merchants Dichain (Asia), Ltd.                                       7,160,000              59,662
           *   China Motion Telecom International, Ltd.                                     257,000               6,937
               China Motor Bus Co., Ltd.                                                     74,000             598,443
           *   China Nan Feng Group, Ltd.                                                    28,800                 341
           #   China National Aviation Co., Ltd.                                          3,710,000             832,720
               China Online (Bermuda), Ltd.                                                 296,240              47,863
           *   China Pharmaceutical Enterprise and Investment Corp., Ltd.                 1,802,000             370,168
           *   China Rare Earth Holdings, Ltd.                                            1,180,000             148,551
           #   China Resources Land, Ltd.                                                 2,658,000             425,667
               China Resources Logic, Ltd.                                                3,796,000             422,570
           *   China Rich Holdings, Ltd.                                                  3,380,000              13,467
           *   China Sci-Tech Holdings, Ltd.                                                278,600               7,462
           *   China Star Entertainment, Ltd.                                               440,292              18,031
           *   China Strategic Holdings, Ltd.                                             1,368,500             142,642
               Chinney Investments, Ltd.                                                  1,144,000             108,395
               Chitaly Holdings, Ltd.                                                       214,000             189,202
               Chow Sang Sang Holdings International, Ltd.                                  865,680             605,220
               Chuangs China Investments, Ltd.                                            1,347,000              67,258

               Chuang's Consortium International, Ltd.                                    1,858,884             154,327
               Chun Wo Holdings, Ltd.                                                     1,671,917             201,199
               Chung Tai Printing Holdings, Ltd.                                            548,000              88,085
           *   CITIC 21CN Co., Ltd.                                                       3,674,000           1,035,737
           *   CITIC Resources Holdings, Ltd.                                             2,822,000             388,240
               City e Solutions, Ltd.                                                       186,000              19,871
               City Telecom (H.K.), Ltd.                                                  1,070,000             109,474
         # *   Clear Media, Ltd.                                                            529,000             452,026
           *   Climax International Co., Ltd.                                               296,000               1,635
           #   CNPC (Hong Kong), Ltd.                                                     6,430,000             939,837
           *   CNT Group, Ltd.                                                            3,078,000              55,408
           *   Coastal Greenland, Ltd.                                                    2,440,000              93,594
               COFCO International, Ltd.                                                  2,188,000           1,003,371
           *   Compass Pacific Holdings, Ltd.                                               624,000              19,274
           *   Computer & Technologies Holdings, Ltd.                                       432,000              45,343
               Continental Holdings, Ltd.                                                    98,825              10,422
               Continental Mariner Investment Co., Ltd.                                   1,328,000             221,411
               COSCO International Holdings, Ltd.                                         2,573,600             385,268
               Coslight Technology International Group, Ltd.                                626,000             142,241
               Cosmos Machinery Enterprises, Ltd.                                         1,126,400              54,829
           *   Crocodile Garments, Ltd.                                                   1,539,000             116,178
               Cross Harbour Tunnel Co., Ltd.                                               386,520             372,509
           *   Culturecom Holdings, Ltd.                                                  3,767,000             163,747
           *   Dah Hwa International Holdings, Ltd.                                       1,062,000              50,836
           *   Dan Form Holdings Co., Ltd.                                                2,386,600             124,462
           *   Daqing Petroleum & Chemical Group, Ltd.                                    1,375,000              85,512
               Dickson Concepts International, Ltd.                                         498,300             849,976
           *   Digital China Holdings, Ltd.                                               1,416,000             422,467
           *   DVN Holdings, Ltd.                                                           744,490             174,075
           *   Dynamic Global Holdings, Ltd.                                              3,522,000              19,012
               Dynamic Holdings, Ltd.                                                       244,000              37,437
               Easyknit International Holdings, Ltd.                                        282,860               7,701
           *   Eforce Holdings, Ltd.                                                      2,620,000              12,068
               Egana Jewelry & Pearls, Ltd.                                                 331,789              56,980
           #   Eganagoldfeil Holdings, Ltd.                                               2,017,235             491,801
           *   Emperor Entertainment Hotel, Ltd.                                            870,000             147,737
               Emperor International Holdings, Ltd.                                         904,360             121,899
           *   e-New Media Co., Ltd.                                                        320,000              11,294
           *   eSun Holdings, Ltd.                                                          653,600             176,380
           *   Extrawell Pharmaceutical Holdings, Ltd.                                    3,220,000              74,316
               Ezcom Holdings, Ltd.                                                          72,576                 464
               Fairwood Holdings, Ltd.                                                       42,600              22,966
           #   Far East Consortium International, Ltd.                                    1,968,680             800,707
           *   Far East Hotels & Entertainment, Ltd.                                      1,853,000             125,749
           *   Far East Pharmaceutical Technology Co., Ltd.                               3,216,000              28,108
               First Natural Foods Holdings, Ltd.                                           295,000              20,818
               First Sign International Holdings, Ltd.                                    1,424,000              47,413
               Fong's Industries Co., Ltd.                                                  664,000             499,051
           *   Forefront International Holdings, Ltd.                                       658,000              48,206
           *   Fortuna International Holdings, Ltd.                                       9,344,000              14,506
           *   Foundation Group, Ltd.                                                        83,800               2,122
           *   Founder Holdings, Ltd.                                                     1,854,000             116,418
               Fountain Set Holdings, Ltd.                                                  972,000             523,384
               Four Seas Frozen Food Holdings, Ltd.                                         347,184              50,825

               Four Seas Mercantile Holdings, Ltd.                                          592,000             205,441
           *   Fujian Holdings, Ltd.                                                        237,800               6,143
               Fujikon Industrial Holdings, Ltd.                                            532,000              95,718
           *   Fushan Holdings, Ltd.                                                      2,566,000             160,794
           *   GeoMaxima Energy Holdings, Ltd.                                            5,810,000              44,779
               Giordano International, Ltd.                                               1,866,000           1,221,939
           *   Global China Group Holdings, Ltd.                                          3,022,000             147,477
               Global Green Tech Group, Ltd.                                              1,336,000             143,945
           *   Global Tech (Holdings), Ltd.                                               5,612,000              36,065
               Glorious Sun Enterprises, Ltd.                                             1,650,000             709,497
               Gold Peak Industries (Holdings), Ltd.                                      1,059,250             213,471
           *   Goldbond Group Holdings, Ltd.                                              2,609,500              43,048
               Golden Meditech Company, Ltd.                                              1,473,802             280,160
               Golden Resources Development International, Ltd.                           1,456,500              64,576
           *   Gold-Face Holdings, Ltd.                                                   2,003,600                   0
               Goldlion Holdings, Ltd.                                                    1,438,000             184,200
           *   Golik Holdings, Ltd.                                                         930,500              27,268
               Good Fellow Group, Ltd.                                                    3,488,000              50,649
           *   Gorient Holdings, Ltd.                                                         7,370                  35
               Grande Holdings, Ltd.                                                        502,000             473,714
           *   Great Wall Cybertech, Ltd.                                                15,795,170              20,301
               Group Sense (International), Ltd.                                          2,062,000             155,761
               Guangdong Brewery Holdings, Ltd.                                           2,212,000             751,638
           *   Guangnan Holdings, Ltd.                                                   14,216,000             222,133
               Guangzhou Investment Co., Ltd.                                             8,860,000             680,690
           *   Guo Xin Group, Ltd.                                                        3,640,000              14,881
               Guorun Holdings, Ltd.                                                      3,570,000             213,111
               GZI Transport, Ltd.                                                        1,820,000             589,702
               Hang Fung Gold Technology, Ltd.                                            1,016,000             153,670
               Hang Ten Group Holdings, Ltd.                                                405,850              57,805
               Hanny Holdings, Ltd.                                                         186,658              71,169
           *   Hansom Eastern Holdings, Ltd.                                              3,473,235              13,362
               Harbour Centre Development, Ltd.                                             517,000             858,847
               Harbour Ring International Holdings, Ltd.                                  6,936,000             720,666
           *   Hen Fung Holdings, Ltd.                                                    1,740,000              33,406
               Henderson China Holdings, Ltd.                                               815,000             804,955
               Heng Tai Consumables Group, Ltd.                                             530,000              97,870
           #   Hengan International Group Co., Ltd.                                       1,194,000             774,159
               High Fashion International, Ltd.                                             268,000              57,157
           #   HKR International, Ltd.                                                    1,884,860           1,241,790
               Hon Kwok Land Investment Co., Ltd                                            572,535             148,549
               Hong Kong and Shanghai Hotels, Ltd.                                          500,041             522,327
               Hong Kong Catering Management, Ltd.                                          512,000             101,073
           *   Hong Kong Construction Holdings, Ltd.                                        970,000              65,937
               Hong Kong Ferry (Holdings) Co., Ltd.                                         671,300             805,239
           *   Hong Kong Parkview Group, Ltd.                                             1,130,000              53,738
           *   Hong Kong Pharmaceuticals Holdings, Ltd.                                   1,834,000              45,730
               Hongkong Chinese, Ltd.                                                     2,126,000             299,925
           *   Hop Hing Holdings, Ltd.                                                      660,265              24,610
               Hopson Development Holdings, Ltd.                                          1,246,000             675,409
           *   Hsin Chong Construction Group, Ltd.                                        1,569,658              84,570
               Hua Han Bio-Pharmaceutical Holdings, Ltd.                                    208,000              24,566
           *   Huabao International Holdings, Ltd.                                           19,300               3,319
               Huafeng Textile International Group, Ltd.                                    248,000              12,893

           *   Hualing Holdings, Ltd.                                                     1,344,000              31,115
               Hung Hing Printing Group, Ltd.                                               684,122             504,736
           *   Hycomm Wireless, Ltd.                                                      4,709,000              48,263
               I-Cable Communications, Ltd.                                               2,155,000             753,903
           *   I-China Holdings, Ltd.                                                       375,756               9,183
           #   IDT International, Ltd.                                                    4,028,486             573,733
           *   Imagi International Holdings, Ltd.                                           137,400              17,309
           *   Innomaxx Biotechnology Group, Ltd.                                         3,050,000              49,709
           *   Interchina Holdings Co., Ltd.                                              8,130,000             103,186
               International Bank of Asia, Ltd.                                           1,098,000             439,846
           *   Inworld Group, Ltd.                                                            3,054                   6
               ITC Corp., Ltd.                                                              466,157              31,048
               JCG Holdings, Ltd.                                                           792,000             763,245
               Jinhui Holdings Co., Ltd.                                                    280,000              78,274
           *   Joyce Boutique Holdings, Ltd.                                                514,000              40,128
           *   Junefield Department Store Group, Ltd.                                       256,000               3,290
           #   K Wah International Holdings, Ltd.                                         3,096,364           1,023,162
               K. Wah Construction Materials, Ltd.                                        2,455,075           1,987,953
           *   Kader Holdings Co., Ltd.                                                     545,600              13,334
           *   Kanstar Environmental Paper Products Holdings, Ltd.                        1,220,000              46,956
               Karrie International Holdings, Ltd.                                          488,000             203,574
               Keck Seng Investments (Hong Kong), Ltd.                                      858,600             220,326
               Kee-Shing Holdings Co., Ltd.                                                 886,000             114,969
               Kin Yat Holdings, Ltd.                                                       586,000              54,120
               King Fook Holdings, Ltd.                                                   1,000,000              69,261
           *   King Pacific International Holdings, Ltd.                                  1,404,200              22,019
               Kingdee International Software Group Co., Ltd.                               638,000             126,073
               Kingmaker Footwear Holdings, Ltd.                                          1,058,750             305,814
           *   Kong Sun Holdings, Ltd.                                                    2,198,000               7,063
               Kowloon Development Co., Ltd.                                                706,000             774,709
           *   KPI Co., Ltd.                                                                396,000               7,272
               KTP Holdings, Ltd.                                                           560,400              35,909
               Kwoon Chung Bus Holdings, Ltd.                                               556,000             120,598
           *   Lai Sun Development Co., Ltd.                                              7,592,000             116,745
           *   Lai Sun Garment (International), Ltd.                                      2,325,000             141,461
               Lam Soon (Hong Kong), Ltd.                                                   302,310             108,991
               Le Saunda Holdings, Ltd.                                                     236,000              36,550
           *   Leadership Publishing Group, Ltd.                                            250,511                 483
           *   Leading Spirit High-Tech Holdings Co., Ltd.                                2,310,000               2,969
               Lee & Man Holdings, Ltd.                                                     566,000              86,464
               Lerado Group (Holding) Co., Ltd.                                           1,048,000             133,198
           *   LifeTec Group, Ltd.                                                        1,383,000              14,543
               Lippo, Ltd.                                                                1,074,760             255,289
               Liu Chong Hing Bank, Ltd.                                                    537,000             785,035
               Liu Chong Hing Investment, Ltd.                                              635,200             594,634
               Luk Fook Holdings (International), Ltd.                                      690,000             212,424
               Luks Industrial Group, Ltd.                                                  645,555              92,657
               Lung Kee (Bermuda) Holdings, Ltd.                                          1,071,875             695,360
           *   MACRO-LINK International Holdings, Ltd.                                    1,036,250              31,346
           *   Mae Holdings, Ltd.                                                           111,000               1,469
               Magnificent Estates, Ltd.                                                  8,368,000             146,845
           *   Magnum International Holdings, Ltd.                                          300,000               4,049
               Mainland Headwear Holdings, Ltd.                                             410,000             147,344
           *   Mansion House Group, Ltd.                                                  1,820,000              27,574

               Matrix Holdings, Ltd.                                                        402,000             122,565
           *   Matsunichi Communications Holdings, Ltd.                                     388,000             113,320
           *   Mei Ah Entertainment Group, Ltd.                                           1,142,000              42,512
               Melbourne Enterprises, Ltd.                                                   45,500             185,384
               Melco International Development, Ltd.                                      1,000,000           1,163,187
               Midas International Holdings, Ltd.                                           774,000              58,621
               Midland Realty (Holding), Ltd.                                             1,110,000             652,983
           *   Millennium Group, Ltd.                                                     1,392,000               4,814
               Min Xin Holdings, Ltd.                                                       753,200             139,200
               Miramar Hotel & Investment Co., Ltd.                                         607,000             911,694
           *   Morning Star Resources, Ltd.                                               1,845,000              18,971
           #   Moulin International Holdings, Ltd.                                          699,274             453,879
               Multi-Asia International Holdings, Ltd.                                      460,920              52,048
               Nanyang Holdings, Ltd.                                                       137,500             159,269
               National Electronics Holdings, Ltd.                                        2,156,000              67,749
               Natural Beauty Bio-Technology, Ltd.                                        1,610,000             117,876
               New Island Printing Holdings, Ltd.                                           176,000              15,156
           *   New World China Land, Ltd.                                                 1,807,600             608,710
           *   New World Cyberbase, Ltd.                                                     72,628               3,669
           *   New World TMT, Ltd.                                                        1,380,600              81,366
           *   Newocean Green Energy Holdings, Ltd.                                         393,120              41,902
           *   Next Media, Ltd.                                                           1,792,000             764,514
           #   Ngai Lik Industrial Holdings, Ltd.                                         1,556,000             418,913
           *   Nippon Asia Investments Holdings, Ltd.                                     1,573,200              17,794
         # *   Onfem Holdings, Ltd.                                                       1,266,000              84,315
               Orient Power Holdings, Ltd.                                                  804,000              30,915
           *   Oriental Metals, Ltd.                                                        711,780             232,859
               Oriental Press Group, Ltd.                                                 2,928,000             929,514
               Oriental Watch Holdings, Ltd.                                                398,000              79,151
               Pacific Andes International Holdings, Ltd.                                 1,172,000             202,893
               Pacific Century Insurance Holdings, Ltd.                                   1,272,000             497,423
               Pacific Century Premium Developments, Ltd.                                 2,785,000             846,373
           *   Pacific Plywood Holdings, Ltd.                                             4,430,000              14,754
           #   Paul Y. ITC Construction Holdings, Ltd.                                    2,309,062             614,434
               Peace Mark Holdings, Ltd.                                                  1,138,022             302,835
               Pegasus International Holdings, Ltd.                                         226,000              31,371
               Perfectech International Holdings, Ltd.                                      571,450              49,582
               Pico Far East Holdings, Ltd.                                               1,190,000             184,516
               Playmates Holdings, Ltd.                                                   2,223,000             458,218
               Pokfulam Development Co., Ltd.                                               234,000              96,098
           *   Poly Investments Holdings, Ltd.                                            2,670,000              39,419
               Prime Success International Group, Ltd.                                    2,366,000             588,841
           #   Proview International Holdings, Ltd.                                         944,000             152,469
         # *   QPL International Holdings, Ltd.                                           1,191,000             140,364
               Quality Healthcare Asia, Ltd.                                                133,800              33,604
               Raymond Industrial, Ltd.                                                     605,400             188,292
         # *   Regal Hotels International Holdings, Ltd.                                 11,656,000           1,013,576
           *   Rexcapital International Holdings, Ltd.                                    1,272,905              26,995
           *   Riche Multi-Media Holdings, Ltd.                                           7,060,000             349,894
           *   Rivera Holdings, Ltd.                                                      3,620,000             106,538
           *   Riverhill Holdings, Ltd.                                                       4,072                  57
               Road King Infrastructure, Ltd.                                               656,000             467,546
               Roadshow Holdings, Ltd.                                                    1,456,000             158,611
               S.A.S.Dragon Holdings, Ltd.                                                1,696,000             189,428

           #   SA SA International Holdings, Ltd.                                         1,872,000             865,043
               Safety Godown Co., Ltd.                                                      408,000             178,295
               Saint Honore Holdings, Ltd.                                                  128,000              44,006
               San Miguel Brewery Hong Kong, Ltd.                                           612,800             149,868
               SCMP Group, Ltd.                                                           2,276,000             985,787
               Sea Holdings, Ltd.                                                           832,000             331,055
           *   Seapower Resources International, Ltd.                                       151,680               3,190
               SEEC Media Group, Ltd.                                                     2,550,000              94,778
           *   Shanghai Allied Cement, Ltd.                                               1,152,080              41,608
           *   Shanghai Century Holdings, Ltd.                                            7,142,000             148,504
           *   Shanghai Land Holdings, Ltd.                                               1,464,000                   0
           *   Shanghai Ming Yuan Holdings, Ltd.                                          3,090,000             289,316
           #   Shanghai Real Estates, Ltd.                                                2,234,000             240,741
               Shaw Brothers Hong Kong, Ltd.                                                134,000             161,008
               Shell Electric Manufacturing (Holdings) Co., Ltd.                            782,172             144,499
               Shenyin Wanguo (Hong Kong), Ltd.                                             847,500              71,659
               Shenzhen International Holdings, Ltd.                                     13,502,500             450,235
               Shougang Concord Century Holdings, Ltd.                                    1,676,000             144,010
           *   Shougang Concord Grand (Group), Ltd.                                       1,701,000             159,061
           *   Shougang Concord International Enterprises Co., Ltd.                       6,380,000             456,962
           *   Shougang Concord Technology Holdings, Ltd.                                 2,639,809             136,696
           #   Shui On Construction & Materials, Ltd.                                       468,000             504,143
           *   Shun Ho Resources Holdings, Ltd.                                             483,000              33,771
               Shun Ho Technology Holdings, Ltd.                                          1,037,452              83,582
               Silver Grant International Industries, Ltd.                                2,423,000           1,140,643
           *   Sincere Co., Ltd.                                                            505,500              33,765
               Singamas Container Holdings, Ltd.                                            838,000             650,138
               Sino Golf Holdings, Ltd.                                                     438,000              44,539
           *   Sinocan Holdings, Ltd.                                                       350,000               1,754
           *   Sino-I.com, Ltd.                                                          23,783,158             378,474
               Sinolink Worldwide Holdings, Ltd.                                          3,933,600             686,111
               Sinopec Kantons Holdings, Ltd.                                             1,638,000             230,952
           *   Skynet (International Group) Holdings, Ltd.                                      976                  97
               SNP Leefung Holdings, Ltd.                                                   144,000              24,848
           *   Softbank Investment International (Strategic), Ltd.                        7,398,000              72,986
           *   Solartech International Holdings, Ltd.                                        49,600               1,913
               South China Brokerage Co., Ltd.                                            4,872,000              58,186
               South China Industries, Ltd.                                               1,124,000             108,783
           *   South Sea Holdings Co., Ltd.                                              27,550,000             102,321
               Southeast Asia Properties & Finance, Ltd.                                    263,538              37,937
               Starlight International Holdings, Ltd.                                     1,311,292             116,020
               Starlite Holdings, Ltd.                                                      694,000              78,486
               Stelux Holdings International, Ltd.                                        1,307,702             144,093
               Styland Holdings, Ltd.                                                       101,808                 327
               Sun Hing Vision Group Holdings, Ltd.                                         358,000             158,376
               Sun Hung Kai & Co., Ltd.                                                   2,048,600             541,318
           *   Sun Innovation Holdings, Ltd.                                              1,420,360              12,390
           *   Sun Media Group Holdings, Ltd.                                             9,814,000              21,443
           *   Sunday Communications, Ltd.                                                4,441,000             291,176
               Sunway International Holdings, Ltd.                                          866,000              30,589
           *   Suwa International Holdings, Ltd.                                          1,062,000              27,241
               SW Kingsway Capitol Holdings, Ltd.                                         2,206,000              91,963
           #   Symphony Holdings, Ltd.                                                      982,000             200,002
               Tack Fat Group International, Ltd.                                         1,472,000             185,101

           *   Tack Hsin Holdings, Ltd.                                                     542,000              28,091
               Tai Cheung Holdings, Ltd.                                                  1,013,000             528,810
               Tai Fook Securities Group, Ltd.                                              590,000              75,743
               Tai Sang Land Development, Ltd.                                              471,984             155,700
               Tak Shun Technology Group, Ltd.                                            2,088,000              88,368
               Tak Sing Alliance Holdings, Ltd.                                           2,909,865             126,575
           #   Tan Chong International, Ltd.                                              1,182,000             218,718
               TCC International Holdings, Ltd.                                           1,124,000             190,615
           #   TCL International Holdings, Ltd.                                           3,228,000             579,187
           *   Technology Venture Holdings, Ltd.                                            586,000               8,675
           *   Termbray Industries International (Holdings), Ltd.                         2,304,900             145,161
               Tern Properties Co., Ltd.                                                     61,200              19,272
               Texwinca Holdings, Ltd.                                                      858,000             683,085
           *   The Sun's Group, Ltd.                                                     17,004,000              21,855
           *   Tian An China Investments Co., Ltd.                                        1,238,275             309,939
               Tian Teck Land, Ltd.                                                       1,098,000             388,209
               Tianjin Development Holdings, Ltd.                                         1,118,000             398,274
           *   Tingyi (Cayman Islands) Holding Corp.                                      3,000,000             819,127
               Titan Petrochemicals Group, Ltd.                                           5,500,000             549,558
           *   Tomorrow International Holdings, Ltd.                                        165,000              14,808
           *   Tongda Group Holdings, Ltd.                                                1,020,000              20,162
               Tonic Industries Holdings, Ltd.                                            1,380,000              37,444
               Top Form International, Ltd.                                               1,586,000             452,759
               Topsearch International (Holdings), Ltd.                                     204,000              24,604
           *   Tristate Holdings, Ltd.                                                      138,000              39,021
               Truly International Holdings, Ltd.                                           536,000             712,029
               Tungtex (Holdings) Co., Ltd.                                                 788,000             293,300
           *   Tysan Holdings, Ltd.                                                       1,040,773              28,359
           *   U-Cyber Technology Holdings, Ltd.                                            432,800              10,180
           *   United Power Investment, Ltd.                                              1,664,000             151,282
           *   Universal Holdings Ltd                                                     2,770,000              51,980
           *   Universe International Holdings, Ltd.                                        573,339               3,537
               U-Right International Holdings, Ltd.                                       2,040,000              73,258
               USI Holdings, Ltd.                                                           928,999             250,308
               Van Shung Chong Holdings, Ltd.                                               359,335              41,050
           *   Vanda Systems & Communications Holdings, Ltd.                              7,846,000             673,776
           #   Varitronix International, Ltd.                                               534,293             486,436
               Veeko International Holdings, Ltd.                                         1,420,000              53,711
               Victory City International Holdings, Ltd.                                    855,350             271,601
               Vital Biotech Holdings, Ltd.                                                 470,000              16,285
           #   Vitasoy International Holdings, Ltd.                                       1,423,000             443,428
               Wah Ha Realty Co., Ltd.                                                      278,600              52,996
           *   Wah Nam International Holdings, Ltd.                                          38,696                 738
               Wai Kee Holdings, Ltd.                                                     1,265,738             250,491
               Wang On Group, Ltd.                                                           47,897              16,265
               Wellnet Holdings, Ltd.                                                     2,059,200             113,679
               Wheelock Properties, Ltd.                                                  2,360,000           1,210,613
           *   Winfoong International, Ltd.                                               1,210,000              80,693
               Wing On Co. International, Ltd.                                              565,000             797,985
           *   Wing Shan International, Ltd.                                                896,000              44,792
               Wisdom Venture Holdings, Ltd.                                                398,000              32,145
               Wong's International (Holdings), Ltd.                                        737,641              71,278
           *   Wonson International Holdings, Ltd.                                        4,040,000               7,270
               World Houseware (Holdings), Ltd.                                             605,700              18,699

               Y. T. Realty Group, Ltd.                                                     965,000             137,611
               Yangtzekiang Garment Manufacturing Co., Ltd.                                 607,500             146,538
           *   Yanion International Holdings, Ltd.                                          118,000              11,060
           *   Yaohan International Holdings, Ltd.                                          974,000                   0
               Yau Lee Holdings, Ltd.                                                       534,000              46,532
               YGM Trading, Ltd.                                                            228,000             397,484
               Yip's Chemical Holdings, Ltd.                                                674,000             201,179
               Yugang International, Ltd.                                                11,916,000             183,333
           *   Yunnan Enterprises Holdings, Ltd.                                            240,000              13,026
           *   Zhu Kuan Development Co., Ltd.                                               646,000              43,940
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $103,984,609)                                                                                     92,538,898
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.1%)
           *   Hong Kong Dollars                                                                                107,726
                                                                                                       ----------------
     (Cost $107,692)

     RIGHTS/WARRANTS -- (0.0%)
           *   B.A.L. Holdings, Ltd. Rights 06/10/05                                            101                   2
           *   China Credit Holdings Warrants 09/30/09                                      174,000               2,125
           *   Lai Sun Garment (International), Ltd. Rights 06/24/05                        290,625                   0
           *   Mae Holdings, Ltd. Rights 06/06/05                                             5,550                   2
           *   Playmates Holdings, Ltd. Warrants 05/23/06                                   444,600              10,343
           *   Quality Healthcare Asia, Ltd. Warrants 01/13/07                               26,760                 447
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                   12,919
                                                                                                       ----------------

     TOTAL -- HONG KONG
       (Cost $104,092,301)                                                                                   92,659,543
                                                                                                       ----------------

     SINGAPORE -- (12.9%)
     COMMON STOCKS -- (12.9%)
           *   Acma, Ltd.                                                                 3,040,700              63,404
               Airocean Group, Ltd.                                                       1,649,000             193,127
           *   Alliance Technology & Development, Ltd.                                      156,000               9,827
               Amtek Engineering, Ltd.                                                      799,625             426,551
               Apollo Enterprises, Ltd.                                                     193,000              63,685
               Armstrong Industrial Corp.                                                 1,460,000             109,590
           *   ASA Group Holdings, Ltd.                                                     586,000              94,587
               Ascott Group, Ltd.                                                         1,807,250             524,507
               Aussino Group, Ltd.                                                          967,000             179,506
               Benjamin (F.J.) Holdings, Ltd.                                             1,095,000             161,144
           #   Beyonics Technology, Ltd.                                                  1,945,800             360,416
           *   Blu Inc. Group, Ltd.                                                         729,000              67,792
               Bonvests Holdings, Ltd.                                                      825,000             277,210
               Brilliant Manufacturing, Ltd.                                              1,855,000             533,085
           *   Broadway Industrial Group, Ltd.                                              461,000              91,010
               Bukit Sembawang Estates, Ltd.                                                 71,334             568,561
           *   Central Properties, Ltd.                                                      66,000                   0
               Ch Offshore, Ltd.                                                            823,200             172,286
           *   Chemical Industries (Far East), Ltd.                                         105,910              35,265

               China Merchants Holdings Pacific, Ltd.                                       652,000             235,989
               Chip Eng Seng Corp., Ltd.                                                  1,775,000             154,234
               Chosen Holdings, Ltd.                                                      1,284,000             142,512
               Chuan Hup Holdings, Ltd.                                                   4,385,000           1,946,228
               Chuan Soon Huat Industrial Group, Ltd.                                       614,000             106,785
               CIH, Ltd.                                                                    498,460             801,883
           *   CK Tang, Ltd.                                                                614,000             140,264
           *   Compact Metal Industries, Ltd.                                               643,000               7,715
               Courts Singapore, Ltd.                                                       495,000             160,636
           *   CSC Holdings, Ltd.                                                           672,000              10,079
               CSE Global, Ltd.                                                           1,262,000             415,568
               CWT Distribution, Ltd.                                                       461,500             178,374
               Eagle Brand Holdings, Ltd.                                                 5,158,000             216,461
           #   Eastern Asia Technology, Ltd.                                              1,844,260             231,903
           *   Eastgate Technology, Ltd.                                                    870,000              36,600
           *   Econ International, Ltd.                                                   2,267,000              61,204
               ECS Holdings, Ltd.                                                         1,375,000             234,816
               Eng Wah Organisation, Ltd.                                                   265,000              47,599
           *   Firstlink Investments Corp., Ltd.                                            995,000              32,701
               Freight Links Express Holdings, Ltd.                                       3,368,000             151,259
               Frontline Technologies Corp., Ltd.                                         3,170,000             228,489
           #   Fu Yu Manufacturing, Ltd.                                                  2,273,750             686,414
               Fuji Offset Plates Manufacturing, Ltd.                                        33,750               5,821
               G & W Group Holdings, Ltd.                                                   252,314              21,950
               GB Holdings, Ltd.                                                            200,000             116,328
               Ges International, Ltd.                                                    2,909,000           1,226,625
               GK Goh Holdings, Ltd.                                                      1,494,000             819,816
           #   Goodpack, Ltd.                                                             1,592,000           1,276,919
               GP Industries, Ltd.                                                        1,516,000             759,057
               Guocoland, Ltd.                                                            1,215,000             982,789
               Hiap Moh Corp., Ltd.                                                          34,874               6,434
               Ho Bee Investment, Ltd.                                                      761,000             164,324
               Hong Fok Corp., Ltd.                                                       1,796,000             247,975
               Hong Leong Asia, Ltd.                                                      1,048,000             599,704
           *   Horizon Education & Technologies, Ltd.                                     2,054,000              73,396
               Hotel Grand Central, Ltd.                                                    875,280             238,970
               Hotel Plaza, Ltd.                                                          1,189,000             638,459
               Hotel Properties, Ltd.                                                     1,675,000           1,265,203
               Hour Glass, Ltd.                                                             298,000             113,239
               HTL International Holdings, Ltd.                                           1,471,875           1,227,359
               Huan Hsin Holdings, Ltd.                                                   1,138,400             548,997
               Hup Seng Huat, Ltd.                                                          900,200             169,423
               Hwa Hong Corp., Ltd.                                                       2,488,000             866,267
               IDT Holdings, Ltd.                                                           718,000             964,045
           *   Inno-Pacific Holdings, Ltd.                                                  680,000               8,126
               Innovalues Precision, Ltd.                                                   520,000             171,335
               International Factors (Singapore), Ltd.                                      290,000              97,495
           *   Internet Technology Group, Ltd.                                              874,408              13,141
           *   Interra Resources, Ltd.                                                       37,086               4,313
           *   Intraco, Ltd.                                                                292,500              57,897
               Isetan (Singapore), Ltd.                                                     122,500             227,854
               Jaya Holdings, Ltd.                                                        2,733,000           1,686,003
               JK Yaming International, Ltd.                                                907,000             199,234
               Jurong Cement, Ltd.                                                          132,500              55,646

               Jurong Engineering, Ltd.                                                     137,000             183,033
           #   Jurong Technologies Industrial Corp., Ltd.                                 1,446,000           1,391,398
               K1 Ventures, Ltd.                                                          5,340,500             846,967
               Keppel Telecommunications and Transportation, Ltd.                         2,058,000           1,068,111
               Khong Guan Flour Milling, Ltd.                                                19,000              17,327
               Kian Ann Engineering, Ltd.                                                   868,000              78,162
               Kian Ho Bearings, Ltd.                                                       521,000              46,834
           *   Koh Brothers, Ltd.                                                         1,494,000              80,549
           *   L & M Group Investments, Ltd.                                              7,107,100              21,320
           #   Labroy Marine, Ltd.                                                        3,343,000           1,479,655
           *   LanTroVision (S), Ltd.                                                     1,117,500              23,184
               Lee Kim Tah Holdings, Ltd.                                                 1,600,000             263,945
           *   Leong Hin Holdings, Ltd.                                                     526,000              96,089
           *   Liang Huat Aluminium, Ltd.                                                 2,954,000              17,723
               Lion Asiapac, Ltd.                                                           473,000              43,874
               Low Keng Huat Singapore, Ltd.                                                372,000              93,051
               Lum Chang Holdings, Ltd.                                                   1,134,030             204,434
               Magnecomp International, Ltd.                                                931,000             483,890
               Manufacturing Integration Technology, Ltd.                                   588,000              35,148
               MCL Land, Ltd.                                                             1,427,000           1,051,574
           *   Mediaring.Com, Ltd.                                                        3,410,000             305,788
               Metro Holdings, Ltd.                                                       2,256,960             682,769
               MMI Holdings, Ltd.                                                         1,994,000             434,699
               Multi-Chem, Ltd.                                                           1,263,000             155,338
               Nera Telecommunications, Ltd.                                              1,450,000             330,446
               New Toyo Intenational Holdings, Ltd.                                       1,043,000             315,528
               Norelco Centreline Holdings, Ltd.                                            941,000             250,275
           *   Orchard Parade Holdings, Ltd.                                              1,084,022             243,217
           #   Osim International, Ltd.                                                   1,638,000           1,157,772
               Ossia International, Ltd.                                                    728,332              67,700
               Pan-United Corp., Ltd.                                                     2,193,000             397,619
               Pan-United Marine, Ltd.                                                    1,096,500             191,705
               PCI, Ltd.                                                                    734,000             232,978
               Pertama Holdings, Ltd.                                                       459,750              80,014
               Popular Holdings, Ltd.                                                     1,813,000             396,958
               PSC Corp., Ltd.                                                            5,723,200             275,036
           *   Qian Hu Corp., Ltd.                                                          408,200              68,153
               Robinson & Co., Ltd.                                                         284,832           1,008,272
               Rotary Engineering, Ltd.                                                   1,624,000             345,294
               San Teh, Ltd.                                                                838,406             165,640
               SBS Transit, Ltd.                                                          1,011,000           1,315,615
               Sea View Hotel, Ltd.                                                          66,000               3,092
           *   Seatown Corp., Ltd.                                                          101,000               1,818
               Sembawang Kimtrans, Ltd.                                                   1,295,000             151,435
               Sin Soon Huat, Ltd.                                                        1,307,000              78,153
               Sing Investments & Finance, Ltd.                                              94,500             102,219
           #   Singapore Food Industries, Ltd.                                            1,707,000           1,022,821
               Singapore Reinsurance Corp., Ltd                                           1,540,935             245,142
               Singapore Shipping Corp., Ltd.                                             1,930,000             577,430
               Singapura Finance, Ltd.                                                      139,250             123,670
               SMB United, Ltd.                                                           2,010,000             162,705
               SNP Corp., Ltd.                                                              466,495             251,467
           *   SP Corp., Ltd.                                                               454,000              18,768
               Ssangyong Cement (Singapore), Ltd.                                           236,000             128,042

               Stamford Land Corp., Ltd.                                                  3,229,000             493,963
               Straits Trading Co., Ltd.                                                  1,117,200           1,513,182
           *   Sunright, Ltd.                                                               378,000              57,505
               Superbowl Holdings, Ltd.                                                     490,000              61,694
               Superior Metal Printing, Ltd.                                                490,500              50,079
               Thakral Corp., Ltd.                                                        6,028,000             397,881
               Tiong Woon Corp. Holding, Ltd.                                               906,000             129,915
           *   Transmarco, Ltd.                                                             106,500              51,116
               Trek 2000 International, Ltd.                                              1,004,000             230,923
               TSM Resources, Ltd.                                                        1,502,000             265,397
           #   TT International, Ltd.                                                     2,109,600             221,292
           *   Tuan Sing Holdings, Ltd.                                                   3,362,000             190,660
           *   Ultro Technologies, Ltd.                                                     530,000              25,115
               Unisteel Technology, Ltd.                                                    974,000             980,021
               United Engineers, Ltd.                                                       846,666             847,452
               United Overseas Insurance, Ltd.                                              125,500             268,047
               United Pulp & Paper Co., Ltd.                                                354,000              93,251
               UOB-Kay Hian Holdings, Ltd.                                                1,602,000             897,151
               Vicom, Ltd.                                                                  120,000              67,576
               WBL Corp., Ltd.                                                              647,000           1,194,242
               Xpress Holdings, Ltd.                                                      1,392,000              41,806
           *   Yongnam Holdings, Ltd.                                                     1,506,000              31,623
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $56,377,025)                                                                                      51,937,147
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Singapore Dollars                                                                                 77,737
                                                                                                       ----------------
     (Cost $77,932)

     RIGHTS/WARRANTS -- (0.0%)
           *   China Dairy Group Warrants 12/22/07                                          300,400               9,912
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- SINGAPORE
        (Cost $56,454,957)                                                                                   52,024,796
                                                                                                       ----------------

     NEW ZEALAND -- (4.9%)
     COMMON STOCKS -- (4.9%)
               AFFCO Holdings, Ltd.                                                       1,806,887             495,717
               Cavalier Corp., Ltd.                                                         283,674             728,432
               CDL Hotels New Zealand, Ltd.                                               1,387,344             544,192
               CDL Investments New Zealand, Ltd.                                            328,510              73,855
               Colonial Motor Co., Ltd.                                                     126,795             268,569
           *   Cue Energy Resources NL                                                      452,354              76,981
               Ebos Group, Ltd.                                                             112,108             309,863
           *   Evergreen Forests, Ltd.                                                      323,301              68,193
               Hallenstein Glassons Holdings, Ltd.                                          241,638             636,850
               Hellaby Holdings, Ltd.                                                       201,679             808,342
               Horizon Energy Distribution, Ltd.                                             40,420             122,364
               Met Lifecare, Ltd.                                                           270,895             627,891
               Michael Hill International, Ltd.                                             156,746             829,546
           *   New Zealand Oil & Gas, Ltd.                                                  584,872             352,491

               New Zealand Refining Co., Ltd.                                                84,779           2,012,874
               Northland Port Corp. (New Zealand), Ltd.                                     219,997             464,421
               Nuplex Industries, Ltd.                                                      271,267             749,195
           *   Pacific Retail Group, Ltd.                                                   194,156             265,995
               Port of Tauranga, Ltd.                                                       541,952           1,791,836
           *   Provenco Group, Ltd.                                                         281,600             150,474
               Pyne Gould Guinness, Ltd.                                                    229,634             282,510
               Restaurant Brand New Zealand, Ltd.                                           369,175             329,847
               Richina Pacific, Ltd.                                                        309,644             158,889
           *   Rubicon, Ltd.                                                                995,760             630,304
               Ryman Healthcare Group, Ltd.                                                 415,999           1,080,776
               Sanford, Ltd.                                                                418,047           1,265,103
               Scott Technology, Ltd.                                                        60,843             120,738
           *   Seafresh Fisheries (NZ)                                                       80,520               1,587
               South Port New Zealand, Ltd.                                                  30,744              24,234
               Steel & Tube Holdings, Ltd.                                                  379,638           1,212,447
           *   Tasman Farms                                                                 157,056                   0
               Taylors Group, Ltd.                                                           29,646              52,003
               Tourism Holdings, Ltd.                                                       402,452             503,149
           *   Trans Tasman Properties, Ltd.                                              2,311,308             652,183
               Waste Management NZ, Ltd.                                                    430,471           1,863,264
               Wrightson, Ltd.                                                              279,834             317,777
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $11,983,474)                                                                                      19,872,892
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   New Zealand Dollar                                                                                11,551
                                                                                                       ----------------
     (Cost $11,693)
     TOTAL -- NEW ZEALAND
        (Cost $11,995,167)                                                                                   19,884,443
                                                                                                       ----------------

     MALAYSIA -- (0.0%)
     COMMON STOCKS -- (0.0%)
           *   Aliran Ihsan Resources Berhad                                                  1,650                 240
           *   Autoways Holdings Berhad                                                      10,000               3,395
           *   Jaks Resources Berhad                                                         11,975               4,596
           *   Promet Berhad                                                              1,143,000                   0
           *   Rekapacific Berhad                                                           473,000                   0
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $983,525)                                                                                              8,231
                                                                                                       ----------------

     PREFERRED STOCKS -- (0.0%)
           *   Ramunia Holdings Berhard Non Cumulative Irredeemable
                 Convertible Preferred Shares                                                17,882                 753
                                                                                                       ----------------
     (Cost $229,462)
     TOTAL -- MALAYSIA
       (Cost $1,212,987)                                                                                          8,984
                                                                                                       ----------------

     UNITED STATES -- (0.0%)
     COMMON STOCKS -- (0.0%)
           *   Exergy, Inc.                                                                   7,260                   0
           *   Molecular Devices Corp.                                                          118               2,280
                                                                                                       ----------------

     TOTAL -- UNITED STATES
        (Cost $2,510)                                                                                             2,280
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
     TEMPORARY CASH INVESTMENTS -- (17.2%)
           ^   Repurchase Agreement, Deutsche Bank Securities 2.96%,
               06/01/05 (Collateralized by $61,891,609 U.S. TIPS 1.875%,
               07/15/13, valued at $66,806,963) to be repurchased at
               $65,497,023 (Cost $65,491,638)                                      $         65,492          65,491,638
               Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
               06/01/05 (Collateralized by $3,513,000 FNMA Notes 2.95%,
               11/14/07, valued at $3,508,609) to be repurchased at
               $3,456,277 (Cost $3,456,000)                                                   3,456           3,456,000
                                                                                                       ----------------
     TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $68,947,638)                                                                                      68,947,638
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $395,815,821)                                                                                    $    402,012,373
                                                                                                       ----------------

---------
+              Securities have been fair valued.  See Note B to Financial
               Statements.
*              Non-Income Producing Securities.
#              Total or Partial Securities on Loan.
^              Security purchased with cash proceeds from securities on
               loan.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
UNITED KINGDOM -- (95.8%)
COMMON STOCKS -- (94.4%)
Industrials -- (27.6%)
         600 Group P.L.C.                                                                   125,656    $        162,724
         AEA Technology P.L.C.                                                               96,276             113,474
         Aggreko P.L.C.                                                                     577,491           2,035,089
         Air Partner P.L.C.                                                                  15,611             154,940
    *    Airflow Streamlines P.L.C.                                                          20,500              21,791
         Alumasc Group P.L.C.                                                               100,245             287,683
         Amec P.L.C.                                                                         49,000             299,143
         Arriva P.L.C.                                                                      129,697           1,254,334
    *    Ashtead Group P.L.C.                                                               674,240           1,093,794
         Atkins (WS) P.L.C.                                                                 234,487           2,927,200
         Autologic Holdings P.L.C.                                                           96,590             324,790
    #    Avis Europe P.L.C.                                                               1,767,228           2,119,342
         Babcock International Group P.L.C.                                                 462,763           1,251,402
    *    Bailey (C.H.) P.L.C.                                                               109,500              27,856
    *    Bailey (C.H.) P.L.C. Class B                                                        10,000              16,808
         Birse Group P.L.C.                                                                 421,901              92,109
         Black Arrow Group P.L.C.                                                            56,500              71,762
         Bodycote International P.L.C.                                                      745,073           2,246,322
         BPP Holdings P.L.C.                                                                114,663             720,063
         Brammer P.L.C.                                                                     119,123             332,446
         Brandon Hire P.L.C.                                                                 58,441             158,814
         BSS Group P.L.C.                                                                    55,830           1,154,668
    *    BTG P.L.C.                                                                         284,452             727,356
         Business Post Group P.L.C.                                                         157,099           1,788,749
         Carillion P.L.C.                                                                   486,131           2,178,066
    *    Carlisle Holdings, Ltd.                                                              8,709              50,611
         Castings P.L.C.                                                                     83,784             298,834
         Charles Taylor Consulting P.L.C.                                                    67,918             303,960
    *    Charter P.L.C.                                                                     315,702           1,551,000
         Chemring Group P.L.C.                                                               54,030             464,567
         Chloride Group P.L.C.                                                              485,500             584,188
         Christie Group P.L.C.                                                               53,263              91,324
         Clarkson (Horace) P.L.C.                                                            44,733             728,178
         Communisis P.L.C.                                                                  317,904             611,274
    *    Cookson Group P.L.C.                                                               419,725           2,478,705
    *    Corporate Services Group P.L.C.                                                  1,704,859             264,555
    *    Costain Group P.L.C.                                                             1,176,378           1,014,389
    *    Danka Business Systems P.L.C.                                                      367,079             117,281
         Dart Group P.L.C.                                                                   74,000             418,012
         Datamonitor P.L.C.                                                                 136,693             419,045
         Davis Service Group P.L.C.                                                         345,079           2,779,174
         De La Rue P.L.C.                                                                   417,469           2,869,586

         Domino Printing Sciences P.L.C.                                                    355,935           1,542,684
         Domnick Hunter Group P.L.C.                                                         76,296             527,593
    *    Dowding & Mills P.L.C.                                                             336,440             110,310
    *    Easyjet P.L.C.                                                                   1,068,671           4,377,254
         Eleco P.L.C.                                                                       104,685              62,989
    *    Enodis P.L.C.                                                                      918,539           1,834,915
         Fenner P.L.C.                                                                      236,681             514,188
         FKI P.L.C.                                                                       1,350,586           2,370,056
         Forth Ports P.L.C.                                                                 142,983           3,436,809
    *    Fortress Holdings P.L.C.                                                           120,728               6,033
         Fulmar P.L.C.                                                                      107,500             196,250
         Galliford Try P.L.C.                                                               517,870             541,187
         Get Group P.L.C.                                                                    20,485              57,636
         Gibbs & Dandy P.L.C.                                                                13,681             103,960
         Gleeson (M.J.) Group P.L.C.                                                        112,355             659,155
    *    Glotel P.L.C.                                                                       63,851             100,978
         Go-Ahead Group P.L.C.                                                               95,242           2,335,575
         Group 4 Securicor P.L.C.                                                            88,013             219,742
         Halstead (James) Group P.L.C.                                                       52,208             510,817
    *    Hampson Industries P.L.C.                                                          584,903             264,794
    *    Harvey Nash Group P.L.C.                                                           183,750             178,498
         Havelock Europa P.L.C.                                                              75,907             177,829
         Heath (Samuel) & Sons P.L.C.                                                         7,500              66,097
         Helphire Group P.L.C.                                                              246,301             957,568
    *    Heywood Williams Group P.L.C.                                                      173,468             293,493
         Homeserve P.L.C.                                                                   147,895           2,492,543
         Hyder Consulting P.L.C.                                                             65,359             246,874
         Infast Group P.L.C.                                                                301,224             182,742
         Intertek Group P.L.C.                                                               70,100             961,902
         Intserve P.L.C.                                                                    264,157           1,714,120
    *    Invensys P.L.C.                                                                 13,169,327           2,695,625
         Ite Group P.L.C.                                                                   518,511             918,824
    *    Jarvis Porter Group P.L.C.                                                          99,894               9,530
         Johnson Service Group P.L.C.                                                       126,960           1,074,497
         Keller Group P.L.C.                                                                125,955             635,938
         Kier Group P.L.C.                                                                   75,365           1,231,575
         Laing (John) P.L.C.                                                                425,832           1,903,873
         Latchways P.L.C.                                                                    22,878             174,532
         Lavendon Group P.L.C.                                                               81,799             289,776
         Lincat Group P.L.C.                                                                 19,000             169,079
         Litho Supplies P.L.C.                                                               20,000              21,456
    *    Lorien P.L.C.                                                                       60,000              44,670
         Low & Bonar P.L.C.                                                                 166,108             336,556
         Management Consulting Group P.L.C.                                                 412,929             339,874
         McAlpine (Alfred) P.L.C.                                                           232,610           1,507,899
         Meggitt P.L.C.                                                                     514,738           2,733,610
         Mersey Docks & Harbour Co. P.L.C.                                                  117,087           2,051,279
         Michael Page International P.L.C.                                                  731,357           2,507,014
         Mitie Group P.L.C.                                                                 716,043           2,077,549
    *    Molins P.L.C.                                                                       68,000             172,778
    *    Morgan Crucible Company P.L.C.                                                     673,398           2,209,920
         Morgan Sindall P.L.C.                                                               78,265           1,075,283
         Mouchel Parkman P.L.C.                                                             200,665             873,623
         Mowlem (John) & Co. P.L.C.                                                         347,397           1,135,574
         MS International P.L.C.                                                             71,500             103,398

         MSB International P.L.C.                                                            30,748              39,945
         National Express Group P.L.C.                                                       25,000             394,308
         Nord Anglia Education P.L.C.                                                        63,924             133,557
         Northern Recruitment Group P.L.C.                                                   36,500             121,055
         Northgate P.L.C.                                                                   137,678           2,233,572
         Ocean Wilsons Holdings, Ltd.                                                        84,250             439,928
         Penna Consulting P.L.C.                                                             42,417              95,586
         PHS Group P.L.C.                                                                 1,144,660           2,024,988
         PSD Group P.L.C.                                                                    54,896             225,963
         Quantica P.L.C.                                                                     96,190              90,129
         Radstone Technology P.L.C.                                                          67,511             327,256
    *    Regus Group P.L.C.                                                               2,282,259           3,741,272
         Reliance Security Group P.L.C.                                                      66,349             567,812
         Renold P.L.C.                                                                      153,256             126,960
         Ricardo P.L.C.                                                                     114,409             594,152
         Robert Walters P.L.C.                                                              150,103             299,905
         ROK property solutions P.L.C.                                                       58,166             580,733
         RPS Group P.L.C.                                                                   442,348           1,193,340
         Salvesen (Christian) P.L.C.                                                        533,873             567,901
         Senior P.L.C.                                                                      678,557             496,540
         Serco Group P.L.C.                                                                 235,235           1,076,833
         Severfield-Rowan P.L.C.                                                             26,211             276,481
         Shanks & McEwan Group P.L.C.                                                       543,212           1,342,876
         SHL Group P.L.C.                                                                   124,412             281,190
         SIG P.L.C.                                                                         273,601           2,859,416
    *    Simon Group P.L.C.                                                                 348,089             283,963
         Smart (J.) & Co. (Contractors) P.L.C.                                               22,500             251,440
         Speedy Hire P.L.C.                                                                  90,349           1,122,345
         Spirax-Sarco Engineering P.L.C.                                                    168,524           2,172,230
         Spring Group P.L.C.                                                                406,488             648,978
    *    Stanelco P.L.C.                                                                  1,201,354             573,318
         T. Clarke P.L.C.                                                                    75,774             322,158
         Tarsus Group P.L.C.                                                                 86,934             184,740
         Teesland P.L.C.                                                                    431,476             535,789
         Thorpe (F.W.) P.L.C.                                                                24,000             135,778
    *    Tinsley (Eliza) Group P.L.C.                                                        19,844               5,589
    *    Trafficmaster P.L.C.                                                               252,418             196,270
         Transport Development Group P.L.C.                                                 176,699             694,975
         Trifast P.L.C.                                                                     135,388             177,762
         Ultra Electronics Holdings P.L.C.                                                  157,442           2,273,301
         Ultraframe P.L.C.                                                                  162,456             138,440
         Umeco P.L.C.                                                                        70,900             610,909
    *    Universal Salvage P.L.C.                                                            36,111              50,451
    *    Volex Group P.L.C.                                                                  58,801              81,000
         VP P.L.C.                                                                          108,111             382,461
         VT Group P.L.C.                                                                    409,317           2,530,566
         Weir Group P.L.C.                                                                  465,726           2,617,684
         Whatman P.L.C.                                                                     281,949           1,330,592
         White Young Green P.L.C.                                                            78,615             369,505
         Whitehead Mann Group P.L.C.                                                         95,000              62,313
    *    Wilshaw P.L.C.                                                                     198,409              37,196
         Wincanton P.L.C.                                                                   251,678           1,157,712
         WSP Group P.L.C.                                                                   131,793             629,012
         Wyndeham Press Group P.L.C.                                                        111,879             262,429
         XP Power P.L.C.                                                                     44,311             300,719
                                                                                                       ----------------
Total Industrials
(Cost $99,323,658)                                                                                          130,215,054
                                                                                                       ----------------

Consumer Discretionary -- (21.9%)
         4imprint P.L.C.                                                                     50,375             194,431
         Abbeycrest P.L.C.                                                                   42,590              36,739
         AGA Food Service Group P.L.C.                                                      271,542           1,504,891
         Airsprung Furniture Group P.L.C.                                                    18,314               7,334
         Alba P.L.C.                                                                        105,025             859,125
         Alexandra P.L.C.                                                                    86,243             191,129
         Alexon Group P.L.C.                                                                123,392             647,941
         Alpha Airports Group P.L.C.                                                        392,541             684,749
         Arena Leisure P.L.C.                                                             1,136,685             802,233
    *    Aston Villa P.L.C.                                                                  12,961              86,824
         Austin Reed Group P.L.C.                                                            68,999             149,385
         Avesco P.L.C.                                                                       29,998              54,484
         Avon Rubber P.L.C.                                                                  59,463             222,582
         Beale P.L.C.                                                                        22,161              27,842
         Beattie (James) P.L.C.                                                             132,247             267,883
         Bellway P.L.C.                                                                     132,240           2,047,227
         Ben Bailey P.L.C.                                                                   26,000             209,713
         Blacks Leisure Group P.L.C.                                                         90,290             692,802
         Bloomsbury Publishing P.L.C.                                                       148,970             924,229
         Boot (Henry) P.L.C.                                                                 71,794             666,796
         Bovis Homes Group P.L.C.                                                           273,016           3,393,807
    *    Brown & Jackson P.L.C.                                                             748,566             632,572
         Brown (N) Group P.L.C.                                                             562,850           1,373,384
         Caffyns P.L.C.                                                                       6,000              84,762
         Capital Radio P.L.C.                                                               313,351           1,697,802
    #    Carpetright P.L.C.                                                                 125,839           1,978,208
    *    Celtic P.L.C.                                                                       40,759              42,744
         Character Group P.L.C.                                                              97,314              64,789
         Chime Communications P.L.C.                                                        354,020             176,639
         Chrysalis Group P.L.C.                                                             328,544             876,256
         Churchill China P.L.C.                                                              30,000              95,756
         City Restaurant Group P.L.C.                                                       410,347             979,543
         Clinton Cards P.L.C.                                                               433,380             679,859
         Colefax Group P.L.C.                                                                60,000              99,580
         Cosalt P.L.C.                                                                       30,700             178,825
    *    Courts P.L.C.                                                                      110,722              27,161
         Crest Nicholson P.L.C.                                                             267,250           1,857,536
         Dawson Holdings P.L.C.                                                             144,502             378,987
    *    Dawson International P.L.C.                                                        100,688              17,809
         De Vere Group P.L.C.                                                               159,232           1,543,716
    *    Emess P.L.C.                                                                       480,556              65,210
    *    Entertainment Rights P.L.C.                                                        633,958             305,561
         Euromoney Institutional Investors P.L.C.                                           205,774           1,554,908
         European Motor Holdings P.L.C.                                                     118,325             527,343
    *    FII Group P.L.C.                                                                    41,166               5,049
         Findel P.L.C.                                                                      181,122           1,554,466
         First Choice Holidays P.L.C.                                                       898,634           2,952,132
         First Technology P.L.C.                                                            165,655             870,879
         Forminster P.L.C.                                                                   43,333              17,394
         French Connection Group P.L.C.                                                     284,510           1,429,006
         Fuller, Smith & Turner P.L.C. Series A                                              28,927             473,934

         Future Network P.L.C.                                                              730,823           1,148,523
         Game Group P.L.C.                                                                  747,530           1,096,175
         Games Workshop Group P.L.C.                                                         69,683             518,581
    *    Gaskell P.L.C.                                                                      36,000               1,635
    *    Global Natural Energy P.L.C.                                                        11,004              27,710
         Greene King P.L.C.                                                                 157,536           3,527,502
         Haynes Publishing Group P.L.C.                                                      14,703              99,490
         Headlam Group P.L.C.                                                               194,400           1,447,438
    *    Highbury House Communications P.L.C.                                               439,166              15,999
         HMV Group P.L.C.                                                                    82,598             341,181
         Holidaybreak P.L.C.                                                                 99,292           1,151,189
    *    Homestyle Group P.L.C.                                                             139,717             140,655
         Hornby P.L.C.                                                                       77,295             276,243
         House of Fraser P.L.C.                                                             518,142             931,452
         Huntsworth P.L.C.                                                                1,360,648             490,184
         Incisive Media P.L.C.                                                              202,396             583,317
         JJB Sports P.L.C.                                                                  448,783           1,478,748
         John David Group P.L.C.                                                            114,500             451,627
         LA Fitness P.L.C.                                                                   53,738             209,891
         Lambert Howarth Group P.L.C.                                                        43,203             203,177
    *    Laura Ashley Holdings P.L.C.                                                     2,505,661             467,893
    *    London Clubs International P.L.C.                                                  499,923           1,128,421
         Lookers P.L.C.                                                                      63,057             355,471
         Luminar P.L.C.                                                                     167,243           1,569,672
         Maiden Group P.L.C.                                                                 16,800              63,891
         Mallett P.L.C.                                                                      24,837             115,750
    #    Manchester United P.L.C.                                                           609,642           3,295,485
         Manganese Bronze Holdings P.L.C.                                                    32,184             121,479
         Marchpole Holdings P.L.C.                                                          271,422             113,792
         Matalan P.L.C.                                                                     405,344           1,357,788
    *    Mayflower Corp. P.L.C.                                                             550,636                   0
         McCarthy & Stone P.L.C.                                                            236,392           2,448,228
         Menzies (John) P.L.C.                                                              103,775           1,046,416
         Merchant Retail Group P.L.C.                                                       185,666             659,344
         Metal Bulletin P.L.C.                                                              100,433             431,150
         MFI Furniture Group P.L.C.                                                       1,434,326           2,787,349
         Mice Group P.L.C.                                                                  174,886              87,760
         Millennium and Copthorne Hotels P.L.C.                                              80,633             521,555
    *    Monsoon P.L.C.                                                                      71,000             407,443
         Moss Brothers Group P.L.C.                                                         163,400             311,751
         Mothercare P.L.C.                                                                  139,350             713,621
    *    Music Choice Europe P.L.C.                                                          33,796               5,608
    *    MyTravel Group P.L.C. Series A                                                     628,934              56,880
         Newcastle United P.L.C.                                                            198,896             158,639
         Next Fifteen Communtications P.L.C.                                                 25,000              26,655
         Northamber P.L.C.                                                                   75,888             125,590
    *    NXT P.L.C.                                                                         125,976             156,291
         Ottakar's P.L.C.                                                                    34,693             170,032
         Owen (H.R.) P.L.C.                                                                  46,993             156,479
    *    Pace Micro Technology P.L.C.                                                       428,871             473,544
    *    Partridge Fine Arts P.L.C.                                                          58,000              67,450
         Pendragon P.L.C.                                                                   308,482           1,654,758
         Photo-Me International P.L.C.                                                      850,594           1,387,491
    *    Pittards P.L.C.                                                                     60,985              22,717
         Portmeirion Group P.L.C.                                                            22,856              66,852

    *    Pressac P.L.C.                                                                      78,129               1,065
    *    QXL Ricardo P.L.C.                                                                     130               6,967
         Redrow P.L.C.                                                                      364,678           2,642,620
         Reg Vardy P.L.C.                                                                   112,005           1,000,599
    *    Regent Inns P.L.C.                                                                 247,095             345,725
    #    Sanctuary Group P.L.C.                                                             779,911             569,985
         Scottish Radio Holdings P.L.C.                                                      75,876           1,203,500
         SCS Upholstery P.L.C.                                                               66,745             411,865
         Sinclair (William) Holdings P.L.C.                                                  53,000              50,216
         Sirdar P.L.C.                                                                       69,754              52,086
         SMG P.L.C.                                                                         574,831             950,986
         Smith (WH) P.L.C.                                                                  271,915           1,767,974
         Southampton Leisure Holdings P.L.C.                                                 19,615               9,980
    *    Sportech P.L.C.                                                                    846,974             138,462
         St. Ives P.L.C.                                                                    224,249           1,469,682
         Stanley Leisure P.L.C.                                                             237,264           2,350,129
    *    Sterling Publishing Group P.L.C.                                                    75,298              10,228
         Stylo P.L.C.                                                                        64,096              76,393
         T&F Informa Group P.L.C.                                                           355,029           2,629,305
         Taylor Nelson AGB P.L.C.                                                           109,000             425,537
         Ted Baker P.L.C.                                                                    82,767             704,587
         The Peacock Group P.L.C.                                                           250,589           1,083,406
    *    The Television Corp. P.L.C.                                                         86,861             117,422
    *    Toad Group P.L.C.                                                                   85,507              16,049
         Topps Tiles P.L.C.                                                                 491,811           1,698,553
    *    Torotrak P.L.C.                                                                    246,442             298,372
    *    Tottenham Hotspur P.L.C.                                                           150,000              84,257
         Ulster Television, Ltd.                                                            115,602             945,295
         Victoria P.L.C.                                                                     12,000              45,119
         Vitec Group P.L.C.                                                                  80,367             439,247
         Wagon P.L.C.                                                                       116,757             353,648
         Wembley P.L.C.                                                                      61,550             866,390
         Westbury P.L.C.                                                                    263,421           2,222,358
         Wetherspoon (J.D.) P.L.C.                                                          412,658           2,080,433
         Wilmington Group P.L.C.                                                            143,376             376,239
         Wilson Bowden P.L.C.                                                                 7,000             144,990
         Woolworths Group P.L.C.                                                          3,110,645           1,978,314
         Wyevale Garden Centres P.L.C.                                                      114,526           1,050,556
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $80,612,238)                                                                                          103,506,457
                                                                                                       ----------------

Financials -- (13.7%)
         Aberdeen Asset Management P.L.C.                                                   420,124             896,433
         Atrium Underwriting P.L.C.                                                          88,040             343,837
         Aviva P.L.C.                                                                       102,230           1,143,771
    *    Bradstock Group P.L.C.                                                               5,200               4,158
         Brewin Dolphin Holdings P.L.C.                                                     378,661             745,501
         Britannic P.L.C.                                                                   294,095           2,729,555
         Brixton P.L.C.                                                                     497,280           3,325,792
         Capital & Regional P.L.C.                                                          167,410           2,370,800
         Chesnara P.L.C.                                                                     92,900             222,859
    *    CLS Holdings P.L.C.                                                                180,364           1,511,133
         Collins Stewart Tullett P.L.C.                                                     297,402           2,280,252
         Countrywide P.L.C.                                                                 185,800             902,712
         Cox Insurance Holdings P.L.C.                                                      609,714           1,025,615

         Daejan Holdings P.L.C.                                                              31,808           1,610,743
         Derwent Valley Holdings P.L.C.                                                     120,874           2,522,168
         Development Securities P.L.C.                                                       57,390             493,656
         Domestic & General Group P.L.C.                                                     82,529           1,108,966
         DTZ Holdings P.L.C.                                                                114,500             453,138
    *    Egg P.L.C.                                                                         446,600             896,278
         Freeport P.L.C.                                                                     60,253             456,712
         Grainger Trust P.L.C.                                                              250,786           1,813,785
         Great Portland Estates P.L.C.                                                      307,973           2,016,240
         Guiness Peat Group P.L.C.                                                        1,251,349           1,590,867
    *    Hampton Trust P.L.C.                                                               232,050               5,798
         Hardy Underwriting Group P.L.C.                                                     46,683             181,191
    *    Hawtin P.L.C.                                                                      196,500              42,001
         Helical Bar P.L.C.                                                                  28,750             694,230
         Highway Insurance Holdings P.L.C.                                                  467,933             357,529
         Hiscox P.L.C.                                                                      706,541           2,153,841
         Hitachi Capital (UK) P.L.C.                                                        124,239             563,750
         ISIS Asset Management P.L.C.                                                       268,751           1,129,457
         Jardine Lloyd Thompson Group P.L.C.                                                205,205           1,303,256
         Kensington Group P.L.C.                                                             98,187             975,479
         Kiln P.L.C.                                                                        383,129             623,478
         London Merchant Securities P.L.C.                                                  731,745           3,048,412
         London Scottish Bank P.L.C.                                                        325,260             659,019
    *    Marylebone Warwick Balfour Group P.L.C.                                            239,501             444,802
         McKay Securities P.L.C.                                                             97,232             460,780
         Minerva P.L.C.                                                                     266,135           1,250,160
         Mucklow (A & J) Group P.L.C.                                                       175,000           1,139,668
         Paragon Group of Companies P.L.C.                                                  153,200           1,136,645
         Park Group P.L.C.                                                                  291,600             145,505
         Pillar Property P.L.C.                                                             171,938           2,610,243
         Primary Health Properties P.L.C.                                                    23,784             127,559
         Quintain Estates & Development P.L.C.                                              159,407           1,568,310
    *    Rensburg Sheppards P.L.C.                                                           37,158             357,264
         Rugby Estates P.L.C.                                                                15,328              87,053
         Rutland Trust P.L.C.                                                               174,255             142,532
         S & U  P.L.C.                                                                       21,140             202,720
         Savills P.L.C.                                                                     127,846           1,582,433
         Secure Trust Group P.L.C.                                                           29,802             220,867
         Shaftesbury P.L.C.                                                                 327,189           2,184,433
         Shore Capital Group P.L.C.                                                         504,863             350,454
         Smith (James) Estates P.L.C.                                                        17,524             146,893
         St. Modwen Properties P.L.C.                                                       228,607           1,730,665
         Stanley (Charles) Group P.L.C.                                                      86,800             404,496
         Tops Estates P.L.C.                                                                116,033           1,074,194
         Town Centre Securities (New) P.L.C.                                                142,137             835,025
         Unite Group P.L.C.                                                                 254,029           1,312,616
         Warner Estate Holdings P.L.C.                                                       95,471             997,289
         Workspace Group P.L.C.                                                             411,093           1,771,314
                                                                                                       ----------------
Total Financials
(Cost $43,635,352)                                                                                           64,486,332
                                                                                                       ----------------

Information Technology -- (9.5%)
         Abacus Group P.L.C.                                                                105,130             351,143
         Acal P.L.C.                                                                         60,982             350,339
         Alphameric P.L.C.                                                                  254,907             366,043

    *    Alterian P.L.C.                                                                     68,403             131,318
         Amstrad P.L.C.                                                                     149,652             355,659
    *    Anite Group P.L.C.                                                                 804,568             922,664
    *    ARC International P.L.C.                                                           330,444             218,116
         Arm Holdings P.L.C.                                                                127,000             249,948
    *    Autonomy Corp. P.L.C.                                                              213,837             973,139
         Aveva Group P.L.C.                                                                  50,171             674,413
         Axon Group P.L.C.                                                                   88,403             321,911
    *    Baltimore Technologies P.L.C.                                                          485              15,187
    *    Bede P.L.C.                                                                        135,978              84,681
         CML Microsystems P.L.C.                                                             28,361             154,446
         Comino Group P.L.C.                                                                 30,924             133,149
         Compel Group P.L.C.                                                                 75,752             125,257
         Computacenter P.L.C.                                                               452,614           2,037,832
         Deltron Electronics P.L.C.                                                          90,964              98,954
         Detica Group P.L.C.                                                                 49,413             685,808
         Dicom Group P.L.C.                                                                  47,661             775,306
    *    Dimension Data Holdings P.L.C.                                                     939,000             556,308
         Diploma P.L.C.                                                                      49,895             615,337
    *    Easynet Group P.L.C.                                                               281,185             393,720
    *    Easyscreen P.L.C.                                                                   72,275              22,492
    *    Eidos P.L.C.                                                                       200,222             204,162
         Electronic Data Processing P.L.C.                                                   55,200              77,058
    *    Eurodis Electron P.L.C.                                                          2,118,657              45,008
    *    Fibernet Group P.L.C.                                                              142,341             224,845
         Filtronic P.L.C.                                                                   164,131             588,972
    *    Financial Objects P.L.C.                                                            17,000              13,428
         GB Group P.L.C.                                                                    250,000             181,267
    *    Gresham Computing P.L.C.                                                           112,777             268,501
         Halma P.L.C.                                                                       866,782           2,297,578
         ICM Computer Group P.L.C.                                                           45,983             271,446
    *    Imagination Technologies Group P.L.C.                                              443,056             516,744
    *    Intec Telecom Systems P.L.C.                                                       654,113             718,792
         Intelek P.L.C.                                                                      99,880              19,218
    *    Itouch International P.L.C.                                                        882,895             690,997
    *    Kalamazoo Computer Group P.L.C.                                                     56,120               1,785
    *    Kewill Systems P.L.C.                                                              179,299             211,545
    *    Knowledge Support Systems Group P.L.C.                                              25,000                   0
         Laird Group P.L.C.                                                                 353,674           1,995,331
    *    Lastminute.com P.L.C.                                                              504,477           1,515,349
         Macro 4 P.L.C.                                                                      45,932             230,031
    *    Microgen P.L.C.                                                                    238,323             345,541
         Morse P.L.C.                                                                       277,169             380,108
         MTL Instruments Group P.L.C.                                                        24,678             138,684
    *    Ncipher P.L.C.                                                                      59,092             235,900
    *    Northgate Information Solutions P.L.C.                                           1,140,585           1,439,008
    *    NSB Retail  P.L.C.                                                                 869,182             402,751
         Oxford Instruments P.L.C.                                                          111,061             481,927
         Parity Group P.L.C.                                                                381,072              53,408
         Planit Holdings P.L.C.                                                             235,000              98,418
    *    Plasmon P.L.C.                                                                     135,733             279,291
         Premier Farnell P.L.C.                                                             847,510           2,498,655
         Psion P.L.C.                                                                       881,202             981,518
    *    QA P.L.C.                                                                          158,950               9,129
         Renishaw P.L.C.                                                                    188,734           2,365,695

    *    Retail Decisions P.L.C.                                                            562,639             286,629
         RM P.L.C.                                                                          201,697             658,955
         Rotork P.L.C.                                                                      200,116           1,804,002
         Roxboro Group P.L.C.                                                                59,608             430,444
         Royalblue Group P.L.C.                                                              68,710             644,312
    *    Scipher P.L.C.                                                                      34,563                 707
    *    SDL P.L.C.                                                                          95,883             210,362
         Spectris P.L.C.                                                                    292,280           2,626,165
    *    Spirent P.L.C.                                                                   1,993,034           1,677,579
    *    Superscape P.L.C.                                                                  302,847             193,214
    *    Surfcontrol P.L.C.                                                                  68,696             634,998
    *    Tadpole Technology P.L.C.                                                          427,207              39,862
    *    Telecity P.L.C.                                                                    599,148             182,457
         Telemetrix P.L.C.                                                                  177,320             279,938
    *    Telspec P.L.C.                                                                      25,000              10,352
    *    The Innovation Group P.L.C.                                                        956,444             578,179
         Trace Computers P.L.C.                                                              33,552              49,643
         TT Electronics P.L.C.                                                              328,134             983,662
    *    TTP Communications P.L.C.                                                          483,547             378,119
         Vega Group P.L.C.                                                                   44,012             154,337
         Vislink P.L.C.                                                                     124,752              66,094
    *    Wolfson Microelectronics P.L.C.                                                    261,475             739,864
         Workplace Systems International P.L.C.                                             238,739              61,820
         XAAR P.L.C.                                                                        143,837             558,217
         XANSA P.L.C.                                                                       714,984           1,194,812
         XKO Group P.L.C.                                                                    30,304              42,728
                                                                                                       ----------------
Total Information Technology
(Cost $43,357,563)                                                                                           44,882,711
                                                                                                       ----------------

Consumer Staples -- (6.0%)
    *    Anglo Eastern Plantations P.L.C.                                                    87,249             292,302
         Arla Foods UK P.L.C.                                                             1,658,226           1,925,635
         Barr (A.G.) P.L.C.                                                                  43,000             763,799
         Belhaven Brewery Group P.L.C.                                                       68,797             604,826
         Body Shop International P.L.C.                                                     583,233           2,332,806
         Cranswick P.L.C.                                                                    97,180           1,054,902
         Dairy Crest Group P.L.C.                                                           291,948           2,531,754
         Devro P.L.C.                                                                       344,712             765,102
         Greggs P.L.C.                                                                       28,256           2,424,220
         Hardys & Hansons P.L.C.                                                             48,000             561,771
         Kleeneze P.L.C.                                                                    109,256             216,996
         Linton Park P.L.C.                                                                  39,000             307,815
         McBride P.L.C.                                                                     382,113           1,049,918
         Nichols P.L.C.                                                                      66,550             230,300
         Northern Foods P.L.C.                                                            1,114,287           3,176,138
         PZ Cuzzons P.L.C.                                                                   40,541             965,935
         Richmond Foods P.L.C.                                                               40,237             460,269
         Robert Wiseman Dairies P.L.C.                                                      199,037             902,498
         Somerfield P.L.C.                                                                  722,361           2,589,845
         Swallowfield P.L.C.                                                                 15,000              20,238
         Thorntons P.L.C.                                                                   158,000             372,304
         Uniq P.L.C.                                                                        263,207             718,498
         Whittard of Chelsea P.L.C.                                                          37,487              62,327
         Wolverhampton & Dudley Breweries P.L.C.                                            178,160           3,587,889
         Young & Co's Brewery P.L.C.                                                         10,000             257,090
         Young & Co's Brewery P.L.C. Class A                                                  5,234             172,448
                                                                                                       ----------------
Total Consumer Staples
(Cost $19,067,077)                                                                                           28,347,625
                                                                                                       ----------------

Energy -- (4.6%)
         Abbot Group P.L.C.                                                                 406,292           1,613,388
    *    Burren Energy P.L.C.                                                               119,815           1,154,069
    *    Dana Petroleum P.L.C.                                                              181,375           1,693,784
    *    Edinburgh Oil & Gas P.L.C.                                                          75,430             432,188
    *    Emerald Energy P.L.C.                                                               72,830             201,632
         Expro International Group P.L.C.                                                   163,241           1,186,562
         Fisher (James) & Sons P.L.C.                                                       100,909             567,523
    *    Fortune Oil P.L.C.                                                               3,248,130             337,854
         Hunting P.L.C.                                                                     230,567             981,425
         JKX Oil and Gas P.L.C.                                                             264,746             662,752
         KBC Advanced Technologies P.L.C.                                                    68,734              46,836
    *    Melrose Resources P.L.C.                                                           163,459             728,069
         Paladin Resources P.L.C.                                                           786,415           2,655,019
    *    Premier Oil P.L.C.                                                                 189,684           2,026,870
    *    Soco International P.L.C.                                                          167,005           1,485,770
         Sondex P.L.C.                                                                      118,851             433,006
         Tullow Oil P.L.C.                                                                  500,218           1,520,214
    *    Venture Production P.L.C.                                                          280,582           1,558,297
         Wood Group (John) P.L.C.                                                           881,804           2,348,582
                                                                                                       ----------------
Total Energy
(Cost $15,579,305)                                                                                           21,633,840
                                                                                                       ----------------

Materials -- (4.1%)
    *    Amberley Group P.L.C.                                                              200,000              39,980
         Anglo Pacific Group P.L.C.                                                         209,785             363,671
    *    API Group P.L.C.                                                                    64,073             159,114
    *    Applied Optical Technologies P.L.C.                                                117,822              63,898
         Baggeridge Brick P.L.C.                                                             98,000             321,351
         British Polythene Industries P.L.C.                                                 56,740             383,400
         British Vita P.L.C.                                                                425,448           2,762,055
         Carclo P.L.C.                                                                      114,684             127,890
         Chamberlin & Hill P.L.C.                                                            18,000              64,860
         Chapelthorpe P.L.C.                                                                656,803             190,926
         Coral Products P.L.C.                                                               50,000              22,918
         Croda International P.L.C.                                                         295,550           2,022,315
         Cropper (James) P.L.C.                                                              22,000              85,895
         Delta P.L.C.                                                                       289,145             623,988
         Dyson Group P.L.C.                                                                  66,003             426,060
    *    Elementis P.L.C.                                                                   955,009             817,588
         Ennstone P.L.C.                                                                    638,996             495,832
    *    European Colour P.L.C.                                                              82,090              24,261
    *    Greenwich Resources P.L.C.                                                         438,664              22,127
         Hill & Smith Holdings P.L.C.                                                       138,474             437,573
         Inveresk P.L.C.                                                                    150,000              38,009
    *    Macfarlane Group P.L.C.                                                            228,287             139,795
         Marshalls P.L.C.                                                                   325,633           1,722,324
         Metalrax Group P.L.C.                                                              358,740             509,587
         Porvair P.L.C.                                                                      81,246             148,847
         RPC Group P.L.C.                                                                   215,312             992,281
         Scapa Group P.L.C.                                                                 319,593             144,973

         Smith (DS) Holdings P.L.C.                                                         901,625           2,525,660
         Treatt P.L.C.                                                                       14,957              65,590
         U.K. Coal P.L.C.                                                                   322,996             734,238
         UCM Group P.L.C.                                                                    41,980              56,241
         Victrex P.L.C.                                                                     190,262           1,506,893
         Wellington Holdings P.L.C.                                                          35,979             117,025
    *    Yorkshire Group P.L.C.                                                              82,504               8,620
         Yule Catto & Co. P.L.C.                                                            278,083           1,230,219
         Zotefoams P.L.C.                                                                    62,000              99,678
                                                                                                       ----------------
Total Materials
(Cost $16,273,683)                                                                                           19,495,682
                                                                                                       ----------------

Health Care -- (3.9%)
    *    Acambis P.L.C.                                                                     159,373             629,436
    *    Alizyme P.L.C.                                                                     322,667             522,978
    *    Antisoma P.L.C.                                                                    533,154             181,369
    *    Axis-Shield P.L.C.                                                                  94,475             482,656
         Bespak P.L.C.                                                                       59,782             550,846
    *    Biocompatibles International P.L.C.                                                106,509             373,238
    *    Bioquell P.L.C.                                                                     50,194             102,784
         Biotrace International P.L.C.                                                       87,657             137,207
    *    Cambridge Antibody Technology Group P.L.C.                                          84,453             935,624
         Care UK P.L.C.                                                                     121,100             927,855
         Corin Group P.L.C.                                                                  73,178             474,580
         Dechra Pharmaceuticals P.L.C.                                                      111,880             412,377
         Ferraris Group P.L.C.                                                               63,540             104,745
    *    Genetix Group P.L.C.                                                               151,246             140,538
         Goldshield Group P.L.C.                                                             79,169             379,164
    *    Gyrus Group P.L.C.                                                                 191,527             911,834
         Huntleigh Technology P.L.C.                                                         90,597             584,980
         Isoft Group P.L.C.                                                                 480,414           3,499,273
         Isotron P.L.C.                                                                      50,325             538,903
    *    M.L. Laboratories P.L.C.                                                           377,657             128,476
    *    Medical Solutions P.L.C.                                                           140,731              16,908
    *    Medisys P.L.C.                                                                     586,814              30,701
         Nestor Healthcare Group P.L.C.                                                     200,863             505,914
    *    Oxford Biomedica, Ltd.                                                             766,802             426,329
    *    Pharmagene P.L.C.                                                                  160,000              69,385
    *    Phytopharm P.L.C.                                                                  111,349             238,747
    *    Protherics P.L.C.                                                                  557,510             474,846
    *    Provalis P.L.C.                                                                    796,584              70,041
    *    Shiloh P.L.C.                                                                       14,500              26,591
    *    Skyepharma P.L.C.                                                                1,317,991           1,291,690
         SSL International P.L.C.                                                           448,464           2,275,024
         Sygen International P.L.C.                                                         616,770             418,597
    *    Vernalis P.L.C.                                                                    334,552             405,063
    *    Weston Medical Group P.L.C.                                                         50,200               2,280
    *    Xenova Group P.L.C.                                                                607,931              48,083
                                                                                                       ----------------
Total Health Care
(Cost $18,206,035)                                                                                           18,319,062
                                                                                                       ----------------

Other -- (1.3%)
    *    Argonaut Games, Ltd.                                                               100,000               5,678
         Ashtenne Holdings P.L.C.                                                            51,168             302,189
    *    Bombshell P.L.C.                                                                       932                   0

         Braemar Seascope Group P.L.C.                                                       45,450             324,211
         Broadcastle P.L.C.                                                                  74,468             133,390
         Carr's Milling Industries P.L.C.                                                    19,000             190,425
    *    Clinical Computing P.L.C.                                                           46,666              14,335
         Creston P.L.C.                                                                      31,812              77,782
         Dewhurst P.L.C.                                                                      9,000              32,006
         Dewhurst P.L.C. Class A Non-Voting                                                  15,500              46,347
         DRS Data & Research Services P.L.C.                                                 26,825              15,586
    *    Durlacher Corp. P.L.C.                                                              15,272              29,520
         Erinaceous Group P.L.C.                                                            205,293             998,282
    *    Ferguson International Holdings P.L.C.                                              89,105              38,859
    *    Garton Engineering P.L.C.                                                           10,248                   0
         IFX Group P.L.C.                                                                    34,486              68,630
    *    IMS Group P.L.C.                                                                    75,000               6,133
         Independent Media Distribution P.L.C.                                               21,621              17,329
    *    Industrial & Commercial Holdings P.L.C.                                              5,000                 136
         Lupus Capital P.L.C.                                                               429,989             101,575
    *    Netstore P.L.C.                                                                    143,737             113,725
    *    New Avesco P.L.C.                                                                   29,998              53,908
    *    Osmetech P.L.C.                                                                    669,354              28,242
    *    Planestation Group P.L.C.                                                           76,551              12,867
    *    Primback Units                                                                     135,600                   0
    *    Probus Estates P.L.C.                                                               83,333                 227
         Radamec Group P.L.C.                                                                35,000              18,376
         Ransom (William) & Son P.L.C.                                                       30,000              24,733
         Reed Health Group P.L.C.                                                           155,333             116,306
    *    Richmond Oil & Gas P.L.C.                                                          220,000                   0
    *    RMS Communications P.L.C.                                                           15,000                   0
    *    Safeland P.L.C.                                                                     25,000              32,981
    *    Seashell II P.L.C.                                                                     932                   0
    *    Secure Ventures (No. 1) P.L.C.                                                      62,500                   0
    *    Secure Ventures (No. 2) P.L.C.                                                      62,500               2,839
    *    Secure Ventures (No. 3) P.L.C.                                                      62,500                   0
    *    Secure Ventures (No. 4) P.L.C.                                                      62,500               2,555
    *    Secure Ventures (No. 5) P.L.C.                                                      62,500               2,555
    *    Secure Ventures (No. 6) P.L.C.                                                      62,500                   0
    *    Secure Ventures (No. 7) P.L.C.                                                      62,500                   0
    *    Servicepower Technologies P.L.C.                                                   150,000              70,808
    *    SFI Holdings, Ltd. Series A                                                         26,713              15,047
         Singer & Friedlander Group P.L.C.                                                  391,896           2,221,226
    *    Tandem Group P.L.C.                                                                327,365                   0
    *    Terence Chapman Group P.L.C.                                                        62,500                 360
         Tex Holdings P.L.C.                                                                 14,000              26,791
    *    The Wireless Group P.L.C.                                                          189,923             308,171
    *    Theratase P.L.C.                                                                    80,563              53,351
    *    Waterdorm P.L.C.                                                                   105,000                   0
         Waterman P.L.C.                                                                     74,473             133,453
         Watermark Group P.L.C.                                                              68,660             164,240
         Windsor P.L.C.                                                                     149,435             139,289
    *    Wraith P.L.C.                                                                        1,441               2,226
                                                                                                       ----------------
Total Other
(Cost $6,482,590)                                                                                             5,946,689
                                                                                                       ----------------

Telecommunication Services -- (1.2%)
  * #    Colt Telecom Group P.L.C.                                                        2,574,360           2,431,060
         Kingston Communications P.L.C.                                                     850,036           1,044,854
    *    Redstone P.L.C.                                                                    376,324              43,751
         Telecom Plus P.L.C.                                                                125,297             513,882
    *    Thus Group P.L.C.                                                                3,113,150             792,366
    *    Vanco P.L.C.                                                                       145,748             892,124
                                                                                                       ----------------
Total Telecommunication Services                                                                              5,718,037
(Cost $5,706,353)                                                                                      ----------------

Utilities -- (0.6%)
         AWG P.L.C.                                                                          16,000             260,329
         Bristol Water Group P.L.C.                                                          35,257             437,926
         Dee Valley Group P.L.C.                                                              4,214              71,152
         East Surrey Holdings P.L.C.                                                        234,414           2,261,300
         Hydro International P.L.C.                                                          27,669              44,084
                                                                                                       ----------------
Total Utilities                                                                                               3,074,791
(Cost $1,610,319)                                                                                      ----------------

TOTAL COMMON STOCKS
(Cost $349,854,173)                                                                                         445,626,280
                                                                                                       ----------------

INVESTMENT IN CURRENCY -- (1.4%)
    *    British Pound Sterling                                                                               6,391,026
                                                                                                       ----------------
(Cost $6,438,398)

EMU -- (0.0%)
INVESTMENT IN CURRENCY
    *    Euro Currency                                                                                              119
                                                                                                       ----------------

TOTAL EMU
(Cost $101)                                                                                                         119
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
    *    Letter of Entitlements -- Audemars Piguet                                           90,242                   0
    *    Planestation Group P.L.C. Warrants 01/13/11                                        229,653                 209
    *    Plasmon P.L.C. Subscription Shares                                                  18,509                   0
    *    SFI Holdings, Ltd. Litigation Certificate                                           26,713                   0
    *    Xenova Group P.L.C. Warrants 12/31/08                                               56,991               2,459
                                                                                                       ----------------
Total Other
(Cost $4,781)                                                                                                     2,668
                                                                                                       ----------------

TOTAL RIGHTS/WARRANTS
(Cost $4,781)                                                                                                     2,668
                                                                                                       ----------------

TOTAL UNITED KINGDOM
(Cost $356,297,453)                                                                                         452,020,093
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
    ^    Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
         (Collateralized by $10,268,130 U.S. TIPS 1.875%, 07/15/13, valued at $11,083,612) to be repurchased at $10,866,286
         (Cost $10,865,393)                                                        $         10,865          10,865,393
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $9,352,000 FNMA Notes 2.95%, 11/14/07, valued
         at $9,340,310) to be repurchased at $9,202,739  (Cost $9,202,000)                    9,202           9,202,000
                                                                                                       ----------------
                                                                                                             20,067,393
                                                                                                       ----------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $20,067,393)                                                                                           20,067,393
                                                                                                       ----------------

TOTAL INVESTMENTS -- (100.0%)
(Cost $376,364,846)                                                                                    $    472,087,486
                                                                                                       ================

----------
+        Securities have been fair valued. See Note B to Financial
         Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES               VALUE+
                                                                                   ----------------    ----------------
FRANCE -- (11.6%)
COMMON STOCKS -- (11.6%)
     *   Actielec Technologies                                                               19,137    $        126,872
         Affine                                                                               1,920             196,096
     *   Alain Afflelou SA                                                                   21,488             666,487
         Ales Groupe SA                                                                      11,349             188,228
         Altedia SA                                                                           2,800              64,311
     *   Alten SA                                                                            53,456           1,354,670
     *   Altran Technologies SA                                                             182,539           1,615,645
         Apem SA                                                                              1,000              75,081
         April Group SA                                                                      31,201           1,044,797
     *   Archos                                                                               8,679             159,456
         Ares (Groupe) SA                                                                    10,632              74,283
         Arkopharma                                                                          18,720             336,736
         Assystem Brime SA                                                                    7,580             169,013
         Aubay SA                                                                            16,825              89,418
     #   Audika SA                                                                            5,003             418,175
     *   Baccarat SA                                                                          1,090             174,152
         Bacou-Dalloz                                                                         8,306             685,093
         Bains de Mer et du Cercle des Etrangers a Monaco                                     4,615           2,782,721
         Banque Tarneaud SA                                                                   1,000             168,110
     #   Beneteau SA                                                                         19,638           1,519,659
     *   Bigben Interactive                                                                   2,100               9,978
         Boiron SA                                                                           16,659             407,395
         Boizel Chanoine Champagne SA                                                           600              48,173
         Bonduelle SA                                                                         6,723             538,192
     #   Bongrain SA                                                                         13,784             849,301
     *   Bricorama SA                                                                         3,717             235,016
         Brioche Pasquier SA                                                                  2,888             191,030
         Buffalo Grill SA                                                                     1,028              22,777
     *   Bull SA                                                                          1,122,656             910,461
         Burelle SA                                                                           4,030             522,852
     *   Business Objects SA                                                                 16,500             473,797
     *   BVRP SA                                                                              7,419             170,754
         Camaieu SA                                                                           4,988             599,270
     #   Canal Plus SA                                                                      169,452           1,363,644
     #   Carbone Lorraine                                                                    40,631           1,850,526
     *   CBo Territoria                                                                      28,320             101,063
         Cegedim SA                                                                           6,902             556,832
     #   CEGID SA                                                                            18,000             643,097
     *   Cesar SA                                                                            75,259             111,106
         CFF Recycling SA                                                                    84,608           2,369,269
     *   Cibox Inter@ctive SA                                                               135,470              73,138
     #   Cie Financiere Pour La Location D'Immeubles Industriels & Commerciaux SA            13,013             806,092

         Clarins SA                                                                           8,798             540,893
   * #   Club Mediterranee SA                                                                33,732           1,618,094
         Consortium International de Diffusion et de Representation Sante                       600               5,419
     *   CS Communication et Systemes                                                         4,983             171,855
     *   Cybergun                                                                             2,121              34,783
         Damartex SA                                                                         22,900             855,275
     *   Dane-Elec Memory SA                                                                 27,622             159,691
         Delachaux SA                                                                         1,300             192,154
         Deveaux SA                                                                           1,040             101,677
         Didot-Bottin                                                                         1,620             135,558
     *   DMC (Dollfus Mieg et Cie)                                                            9,630              52,266
     *   Dynaction SA                                                                        10,660             217,644
         Electricite de Strasbourg                                                           23,784           3,161,887
     #   Elior                                                                              184,391           2,170,607
     *   Encres Dubuit SA                                                                     4,176              46,972
     #   Esso SA                                                                              3,200             539,114
         Etam Developpement SA                                                                8,972             259,654
     *   Euraltech SA                                                                        11,700              21,537
     *   Euro Disney SCA                                                                    797,643              98,203
         Evialis SA                                                                           1,200              44,783
         Exel Industries SA                                                                   1,800             141,265
     *   Explosifs et de Produits Chimiques                                                     524             217,397
         Faurecia SA                                                                          6,500             487,505
     #   Fimalac SA                                                                         111,143           5,089,744
         Fininfo SA                                                                           9,760             210,165
         Fleury Michon SA                                                                     3,100             143,007
         Foncia Groupe                                                                        8,220             199,151
         Francois Freres (Tonnellerie) SA                                                     3,150              93,622
     *   Gantois Series A                                                                       647              11,943
         Gascogne SA                                                                          6,472             567,805
         Gaumont                                                                             14,607           1,004,724
     *   GCI (Groupe Chatellier Industrie SA)                                                 7,258                 893
     *   Geci International                                                                   8,616              16,705
   * #   Generale de Geophysique SA                                                          20,770           1,710,778
     #   Generale de Sante                                                                   55,413           1,261,857
         Generale Location SA                                                                 9,000             272,839
     *   Geodis SA                                                                            4,379             464,317
         Gevelot                                                                              3,584             241,803
         GFI Informatique SA                                                                 77,855             463,597
     #   Gifi                                                                                 4,678             172,696
     *   Ginger (Groupe Ingenierie Europe)                                                    2,600              46,496
         Grands Moulins de Strasbourg                                                           110              64,310
     #   Groupe Bourbon SA                                                                   28,320           1,737,474
         Groupe Crit                                                                          6,900             200,423
     *   Groupe Finuchem SA                                                                   5,120              81,591
     *   Groupe Flo SA                                                                       11,900             104,063
     *   Groupe Focal SA                                                                      1,400              13,725
         Groupe Go Sport SA                                                                   2,207             174,200
         Groupe Guillin SA                                                                    1,200              91,635
     #   Groupe Open SA                                                                       8,551             130,274
         Groupe Steria                                                                       25,566             934,460
     *   Guerbet SA                                                                           1,700             184,111
     #   Guyenne et Gascogne SA                                                              26,000           3,157,908

         Havas SA                                                                            62,300             368,158
     *   Hotels et Casinos de Deauville                                                       2,055           1,016,070
         Hyparlo SA                                                                           5,514             460,719
         IDSUD                                                                                  614              22,175
     *   IEC Professionnel Media                                                              8,734              20,410
         Iliad SA                                                                            36,238           1,278,244
     *   IMS International Metal Service SA                                                  12,630             180,759
         Industrielle et Financiere d'Entreprise SA                                             300              62,504
   * #   Infogrames Entertainment SA                                                        210,581             328,304
     #   Ingenico SA                                                                         61,820             875,815
         Ipsos SA                                                                             5,776             571,937
         Kaufman et Broad SA                                                                  8,035             476,650
         Lafuma SA                                                                              827              72,059
         Laurent-Perrier                                                                      3,100             139,863
         Lectra Systemes SA                                                                  23,092             115,265
     #   Lisi SA                                                                              7,827             479,128
     *   LVL Medical Groupe SA                                                               15,338             104,691
     #   Manitou SA                                                                          44,368           1,640,023
         Manutan International SA                                                             4,700             219,614
     *   Marie Brizard & Roger International SA                                               1,198             127,617
     *   Matussiere et Forest SA                                                             13,600              48,533
     *   Metaleurop SA                                                                       35,449              23,556
         MGI Coutier SA                                                                       1,400              58,610
     *   MoneyLine                                                                            1,336              56,690
         Montupet SA                                                                         32,450             724,260
         Mr. Bricolage SA                                                                     6,600             130,618
         Neopost SA                                                                           7,200             642,791
     #   Nexans                                                                              43,798           1,615,112
     #   Norbert Dentressangle                                                                8,372             441,281
         NRJ Group                                                                           10,819             222,708
     *   Oberthur Card Systems SA                                                            53,640             438,375
   * #   Oeneo                                                                               31,265              48,092
     *   Orpea                                                                               19,650             798,447
     *   Otor SA                                                                             13,700              76,875
     *   Paris Orleans et Cie SA                                                              2,832             706,541
         Passat SA                                                                            3,843              55,049
   * #   Penauille Polyservices SA                                                           10,200              96,311
         Petit Forestier SA                                                                   3,043             119,697
         Pierre & Vacances                                                                    7,596             767,767
         Pinguely-Haulotte SA                                                                25,000             289,576
     #   Plastic Omnium SA                                                                   30,846             811,867
         Plastivaloire SA                                                                     1,700              48,275
         Prosodie SA                                                                          5,183             118,513
     #   Provimi SA                                                                          30,782             657,706
         PSB Industries SA                                                                    6,200             255,186
     *   Radiall SA                                                                           1,340              91,143
         Remy Cointreau SA                                                                   32,945           1,390,255
         Robertet SA                                                                          1,885             273,929
     #   Rodriguez Group SA                                                                  16,706             815,229
         Rougier SA                                                                           2,040             171,860
     *   S.T. Dupont SA                                                                       3,800              17,886
         Sabeton                                                                             13,500             206,043
         Samse SA                                                                             4,400             730,676
         Sasa Industries SA                                                                   1,000              36,338

     *   Saveurs de France-Brossard                                                           3,410             209,045
   * #   Scor SA                                                                          1,501,322           3,076,327
     *   SDR de Bretagne SA                                                                   3,305             124,747
     #   SEB SA Prime Fidelite 2002                                                          10,950           1,124,798
     #   Sechilienne-Sidec                                                                    2,200             868,399
         Securidev SA                                                                         1,500              23,965
         Signaux Girod SA                                                                       600              53,200

     #   SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)             21,246           1,957,454
         Skis Rossignol SA                                                                   41,668             970,865
         Smoby SA                                                                               500              52,053
         Societe du Louvre SA                                                                14,513           2,106,951
         Societe Industrielle D'Aviations Latecoere SA                                       11,038             488,403
         Societe Pour L'Informatique Industrielle SA                                          2,250             111,671
         Solving International SA                                                             2,160              12,870
         Somfy Interational SA                                                               22,900           4,634,894
         Sopra SA                                                                             7,618             397,996
     #   SR Teleperformance                                                                  90,928           2,678,600
         Stallergenes Temp Trading Line SA                                                    4,818             557,902
         Ste Virbac SA                                                                       11,439             422,694
         Stef-Tfe SA                                                                          2,171             291,109
         Sucriere de Pithiviers-le-Vieil                                                      1,825           1,201,002
     *   Sylis SA                                                                             9,782              62,217
         Synergie SA                                                                          8,000             240,011
         Taittinger SA                                                                       12,700           4,861,886
     *   Teamlog SA                                                                           6,457              21,904
         Tessi SA                                                                             1,700             102,852
         Touax (Touage Investissement SA)                                                    10,378             263,104
         Toupargel-Agrigel SA                                                                 6,200             248,162
         Trigano SA                                                                          16,286           1,499,273
   * #   Ubi Soft Entertainment SA                                                           29,740           1,333,183
         Unilog SA                                                                           20,794           1,366,561

     #   Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                  31,700           7,340,336
     *   Valtech, La Defense                                                                187,303             198,156
         Viel et Compagnie                                                                   44,339             182,381
         Vilmorin et Cie SA                                                                   2,349             423,613
         VM Materiaux SA                                                                        600              80,963
         Vranken Monopole                                                                     2,800             124,215
     *   XRT                                                                                 67,181             100,634
         Zodiac SA                                                                           14,964             727,285
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $68,844,497)                                                                                          116,970,796
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Air France Warrants 11/06/07                                                        24,800              11,292
     *   Ales Groupe SA Warrants 03/23/09                                                       316               2,994
     *   Ginger (Groupe Ingenierie Europe) Warrants 09/30/05                                  2,600                 304
     *   Groupe Focal SA Warrants 02/21/10                                                      466                   0
     *   Groupe Open SA Warrants 10/21/06                                                     1,000                 898
     *   Oeneo Warrants 08/26/06                                                             14,365                 530
     *   Penauille Polyservices SA Rights 06/09                                              10,200              36,482
     *   Prosodie SA Warrants 10/28/06                                                          900                 332
     *   Ubi Soft Entertainment SA Warrants 05/14/06                                          4,100               3,027

     *   Valtech, La Defense Warrants 07/29/05                                               20,000                 246
                                                                                                       ----------------

TOTAL RIGHTS/WARRANTS
(Cost $63,013)                                                                                                   56,105
                                                                                                       ----------------

TOTAL -- FRANCE
(Cost $68,907,510)                                                                                          117,026,901
                                                                                                       ----------------

SWITZERLAND -- (11.4%)
COMMON STOCKS -- (11.3%)
     *   4M Technologies Holding SA                                                           3,751              15,020
         A. Hiestad Holding AG                                                                1,005             803,245
     *   Actelion, Ltd.                                                                      19,108           1,936,374
         AFG Arbonia-Forster Holding AG                                                       2,702             736,873
         Agie Charmilles Holding AG                                                           3,402             273,736
         Allreal Holding AG                                                                  10,278             919,648
         Also Holding AG                                                                        569             173,438
         Amazys Holding AG                                                                    4,091             230,505
         Ascom Holding AG                                                                    55,915             861,765
         Bachem AG                                                                           15,313             881,690
         Baloise-Holding                                                                     98,089           5,121,833
         Bank Coop AG                                                                        29,405           1,355,242
         Bank Sarasin & Cie Series B, Basel                                                     752           1,265,527
         Banque Cantonale de Geneve                                                           1,344             198,184
         Banque Cantonale du Jura                                                               450             128,764
         Banque Cantonale Vaudoise                                                            2,355             520,120
         Banque Privee Edmond de Rothschild SA, Geneve                                          120           1,524,335
     *   Barry Callebaut AG                                                                   6,346           1,682,657
         Basellandschaftliche Kantonalbank                                                      600             473,982
         Basler Kantonalbank                                                                  5,250             439,585
         Batigroup Holding AG                                                                11,298             152,092
         Belimo Holdings                                                                      1,056             625,719
     *   Berna Biotech                                                                       92,109             674,161
         Berner Kantonalbank                                                                  7,061           1,041,262
         BHB Beteiligungs und Finanzgesellschaft                                                150               5,276
         Bobst Group SA                                                                      21,540             849,401
         Bossard Holding AG                                                                   6,699             396,686
     *   Bucher Industries AG                                                                16,775           1,068,215
         BVZ (Brig Visp Zermatt) Holding AG                                                     370              80,019
         Caisse d'Epargne Cantonale Vaudoise, Lausanne                                        1,002             892,349
         Calida Holding AG                                                                      396             123,016
     *   Card Guard AG                                                                       15,187              52,375
         Carlo Gavazzi Holding AG                                                               910              80,180
         Charles Voegele Holding AG                                                          22,160           1,379,368
         Cie Financiere Tradition                                                             5,202             466,063
         Conzzeta Holdings AG                                                                 1,415           1,585,015
     *   COS Computer Systems AG                                                              3,712             112,449
     *   Crealogix Holding AG                                                                   491              27,390
     *   Crossair AG, Basel                                                                  13,517              96,353
         Daetwyler Holding AG, Atldorf                                                          348             838,077
         Edipresse SA, Lausanne                                                                 750             375,913
         EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg                          3,207           2,104,880
         Eichhof Holding AG                                                                     188             192,678

     *   ELMA Electronic AG                                                                     472              96,443
     *   Emmi AG                                                                              1,670             153,038
         Ems-Chemie Holding AG                                                               16,276           1,413,347
         Energie Electrique du Simplon SA                                                       350              84,104
         Energiedienst Holding AG                                                             8,265           2,681,187
         Escor Casino & Entertainment AG                                                      2,010              47,475
         Feintol International Holding AG                                                       896             190,331
     *   Fischer (Georg) AG, Schaffhausen                                                     8,458           2,507,314
     *   Flughafen Zuerich AG                                                                 4,463             625,408
     *   Forbo Holding AG, Eglisau                                                            1,100             209,685
         Fuchs Petrolub AG Oel & Chemie Non-Voting                                            6,003             588,784
         Galenica Holding, Ltd. AG, Bern                                                     12,488           2,056,241
         Generale d'Affichage                                                                 4,059             585,439
         Generali (Switzerland) Holdings, Adliswil                                            2,043             516,025
     *   Getaz Romang Holding SA                                                                828             292,121
     *   Golay-Buchel Holding SA, Lausanne                                                       40              38,255
         Gornergrat Monte Rasa-Bahnen Zermatt                                                    70              56,070
         Gurit-Heberlein AG                                                                   1,125             784,234
         Helvetia Patria Holding                                                              6,131             918,087
         Industrieholding Cham AG, Cham                                                         950             228,323
     *   Interroll-Holding SA                                                                   970             144,529
     *   Isotis SA                                                                          195,512             274,311
         Jelmoli Holding AG                                                                   1,521           2,065,858
         Jelmoli Holding AG, Zuerich (Namen)                                                  2,835             764,871
         Kaba Holding AG                                                                      5,543           1,489,630
     *   Kardex AG, Zuerich                                                                  12,205             410,881
     *   Komax Holding AG                                                                     5,285             404,112
         Kudelski SA                                                                         77,568           2,730,391
     *   Kuoni Reisen Holding AG                                                              6,937           2,751,468
     *   Leica Geosystems Holdings AG                                                         5,448           1,625,478
     *   Lem Holdings AG, Lyss                                                                  578             203,763
     *   Logitech International SA                                                           22,086           1,315,243
         Luzerner Kantonalbank AG                                                             5,601           1,076,506
     *   Metraux Services SA                                                                    501              63,387
     *   Micronas Semi                                                                       78,808           2,952,423
     *   Mikron Holding AG, Biel                                                             23,835             276,342
     *   Mobilezone Holding AG                                                               38,456             153,253
     *   Moevenpick-Holding, Zuerich                                                          1,320             307,478
     *   Nextrom Holding SA                                                                   1,409              15,497
         Orell Fussli Graphische Betriebe Ag, Zuerich                                         3,841             458,370
         OZ Holding AG                                                                        7,479             440,025
     *   Parco Industriale e Immobiliare SA                                                     600               1,682
         Phoenix Mecano AG, Stein am Rhein                                                    2,749             674,150
         Phonak Holding AG                                                                  119,848           4,394,238
     *   PSP Swiss Property AG                                                               83,303           3,675,148
         Publicitas Holding SA, Lausanne                                                      2,762             805,008
         Rieters Holdings AG                                                                 11,206           3,037,018
         SAIA-Burgess Electronics AG                                                          1,191             663,186
     *   Sarna Kunststoff Holding AG                                                          4,991             505,367
     *   Saurer AG                                                                           36,702           2,090,847
         Schaffner Holding AG                                                                 1,584             201,249
     *   Schweiter Technology AG                                                              1,877             319,978
         Schweizerhall Holding AG                                                             5,725             435,954
         Schweizerische National Versicherungs Gesellschaft                                   1,526             769,118

     *   SEZ Holding AG                                                                      34,429             854,434
         SIA Abrasives Holding AG                                                             1,865             444,582
         Siegfried Holding AG                                                                 8,560           1,022,196
         Sig Holding AG                                                                      14,026           2,982,211
     *   Sihl                                                                                   150                 360
     *   Sika Finanz AG, Baar                                                                 4,967           3,120,035
         Sopracenerina                                                                        2,409             531,242
         St. Galler Kantonalbank                                                              4,870           1,239,981
         Sulzer AG, Winterthur                                                                1,832             761,887
     *   Swiss Prime Site AG                                                                 29,315           1,403,142
     *   Swissfirst AG                                                                          614              24,590
     *   Swissfirst AG                                                                        5,049             202,300
     *   Swisslog Holding AG                                                                337,083             302,163
     *   Swissquote Group Holding SA                                                          1,354             109,550
         Tamedia AG                                                                           5,300             482,923
         Tecan Group AG                                                                      29,876             853,266
     *   Temenos Group AG                                                                    35,359             197,565
   * #   Tornos Holding SA                                                                   32,553             221,463
     *   UMS Schweizerische Metallwerke Holding AG, Bern                                     14,055             148,561
     #   Unaxis Holding AG                                                                   26,214           3,678,214
         Unilabs SA                                                                          21,665             641,066
     *   Valiant Holding AG                                                                  38,011           3,348,538
     *   Valora Holding AG                                                                    7,856           1,723,827
         Vaudoise Assurances Holding, Lausanne                                                   67             123,783
         Villars Holding SA, Fribourg                                                           150              48,060
     *   Von Roll Holding AG, Gerlafingen                                                   247,719             436,869
         Vontobel Holdings AG                                                                58,345           1,261,393
         Walliser Kantonalbank                                                                1,120             358,999
     *   Wmh Walter Meier Holding AG, Zuerich                                                 4,041             238,945
         Zehnder Holding AG                                                                     655             793,800
         Zschokke Holding SA, Geneve                                                            481             257,405
     *   Zueblin Holding AG                                                                  36,765             312,269
         Zuger Kantonalbank                                                                     590           1,540,877
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $91,041,286)                                                                                          113,996,626
                                                                                                       ----------------

PREFERRED STOCKS -- (0.1%)
         Fuchs Petrolub AG Oel & Chemie                                                       6,003             556,142
                                                                                                       ----------------
(Cost $266,229)

INVESTMENT IN CURRENCY -- (0.0%)
     *   Swiss Francs                                                                                           524,235
                                                                                                       ----------------
(Cost $530,393)
TOTAL -- SWITZERLAND
(Cost $91,837,908)                                                                                          115,077,003
                                                                                                       ----------------

GERMANY -- (9.6%)
COMMON STOCKS -- (9.6%)
     *   3U Telecom AG                                                                       69,676              94,263
         A.S. Creation Tapeton AG                                                             2,900              93,155
     *   AAP Implantate AG                                                                   14,384              29,838

         Aareal Bank AG                                                                      46,391           1,346,607
     *   Acg AG Fuer Chipkarten und Informationssysteme                                      16,940              11,888
         Ackermann-Goeggingen AG                                                              8,100             165,185
     *   AC-Service AG                                                                        4,300              28,069
     *   Adlink Internet Media AG                                                            42,605             182,393
     *   Adva AG Optical Networking                                                          39,883             211,485
     *   Agrob AG                                                                             5,800              52,696
   * #   Aixtron AG                                                                          74,124             241,167
         Amadeus Fire AG                                                                      4,900              36,423
         Andreae-Noris Zahn AG, Anzag                                                        27,200           1,170,606
     *   Articon Integralis AG                                                               14,031              51,883
         Atoss Software AG                                                                    3,700              40,898
     *   Augusta Technologie AG                                                               1,174               8,096
         Ava Allgemeine Handelsgesellschaft der Verbraucher AG                               35,814           2,027,959
     *   AWD Holding AG                                                                      52,932           2,085,776
     *   Baader Wertpapier Handelsbank AG                                                    27,351             150,998
         Balda AG                                                                            40,277             393,562
     *   Basler AG                                                                            3,200              55,996
     #   Beate Uhse AG                                                                       56,241             537,938
     #   Bechtle AG                                                                          25,498             618,771
     *   Berliner Elektro Holding AG                                                         20,841             212,909
         Bertrandt AG                                                                         9,850             114,515
     *   Beta Systems Software AG                                                             2,850              48,055
         Bien-Haus AG                                                                         2,400              24,580
         Bilfinger & Berger Bau AG                                                           50,828           2,412,883
     *   Biolitec AG                                                                          8,000              27,322
         Biotest AG                                                                           7,933             178,425
     *   BKN International AG                                                                17,600             126,816
     *   BMP AG                                                                              10,600              24,865
     *   Boewe Systec AG                                                                      7,866             419,480
     *   Borussia Dortmund GMBH & Co. KGAA                                                   21,650              64,557
         Bremer Energiekonto AG                                                              14,700              28,067
     *   Broadnet Mediascape Communications AG                                               20,624              66,015
     *   CBB Holding AG                                                                     102,602              23,989
     *   Ce Consumer Electrnic AG                                                            21,600              23,047
     *   Ceag AG                                                                             20,670             141,300
     *   Cenit AG Systemhaus                                                                  3,500              78,422
     *   Centrotec Hochleistungskunststoffe AG                                                7,500             199,486
         Cewe Color Holding AG                                                                7,987             292,415
     *   CNV Vermoegensverwaltungs AG                                                         6,625              88,261
         Comdirect Bank AG                                                                  120,666             936,602
     *   Computec Media AG                                                                    4,650              39,194
         Computerlinks AG                                                                     5,700             108,966
     *   Condomi AG                                                                           1,800               2,040
     *   CTS Eventim AG                                                                      14,800             553,598
         Curanum AG                                                                          21,500             107,200
     *   D. Logistics AG                                                                     37,750              79,799
     #   DAB Bank AG                                                                         70,271             500,731
         Data Modul AG                                                                        3,194              54,210
     *   DEAG Deutsche Entertainment AG                                                      10,500              28,252
         Deutsche Euroshop AG                                                                20,091           1,056,044
     *   Deutsche Steinzeug Cremer & Breuer AG                                               87,200              52,539
     *   Deutz AG                                                                           101,512             466,704
     *   Dierig Holding AG                                                                   10,500             147,298

         Dis Deutscher Industrie Service AG                                                  18,524             792,658
         Douglas Holding AG                                                                  71,252           2,418,245
         Dr. Hoenle AG                                                                        8,769              98,137
   * #   Drillisch AG                                                                        38,437             177,040
     *   Duerr Beteiligungs AG                                                               17,593             301,214
         DVB Bank AG                                                                          7,124             965,526
     *   Easy Software AG                                                                     8,966              42,112
     *   Eckert and Ziegler Strahlen -- und Medizintechnik AG                                 3,000              39,809
     *   Elexis AG                                                                            8,600             126,832
         Elmos Semiconductor AG                                                              23,218             370,970
         ElreingKlinger AG                                                                    3,000             221,514
   * #   Em.TV AG                                                                            18,773             117,935
     *   Emprise Management Consulting AG                                                     8,950              17,552
     *   EMS New Media AG                                                                    18,126              35,897
     *   Epcos AG                                                                            59,882             766,599
         Erlus Baustoffwerke AG                                                                 297             136,182
     *   Escada AG                                                                           20,520             475,636
     *   Euwax AG                                                                               536              17,686
     *   Evotec Biosystems AG                                                                67,521             232,174
         Feilmann AG                                                                         29,181           1,919,633
         FJA AG                                                                               9,889              35,104
         Fortec Elektronik AG                                                                 1,400              52,891
     *   Freenet.De AG                                                                       50,400           1,273,453
         Fuchs Petrolub AG Oel & Chemie                                                       6,693             637,404
     *   Gerry Weber International AG                                                        10,945             134,122
     *   Gesco AG                                                                             3,875             116,963
         GFK AG                                                                              45,483           1,677,196
     *   GFT Technologies AG                                                                 22,600              51,111
     *   Girindus AG                                                                         12,227              91,259
     *   GPC Biotech AG                                                                      39,562             452,358
         Grenkeleasing AG                                                                    15,958             636,008
     *   Grundstuecks & Baugesellschaft AG                                                    3,567             124,877
         Gwag Bayerische Wohnungs--Aktiengesellschaft AG                                      3,383             187,542
         Hamborner AG                                                                        21,000             710,742
         Hawesko Holdings AG                                                                  5,291             213,168
     *   Herlitz AG                                                                           6,962              39,479
         Hochtief AG                                                                         34,000           1,155,340
     *   Hoeft & Wessel AG                                                                    8,386              52,741
         Hucke AG                                                                             8,300              31,588
         Hugo Boss AG                                                                        25,100             749,861
     *   Hutschenreuther AG                                                                   2,800              37,901
         Hyrican Informations Systeme AG                                                      3,107              38,026
     *   I-D Media AG                                                                         9,700              20,870
     *   IFA Hotel & Touristik AG                                                             7,000              68,569
     *   IM International Media AG                                                           19,800              19,801
     *   InfoGenie Europe AG                                                                 14,059              45,321
     *   Innovation in Traffic Systems AG                                                    12,300              65,049
         Interseroh AG                                                                       11,845             339,061
   * #   Intershop Deutschland AG                                                            45,158              47,818
     *   Intertainment AG                                                                     8,500              20,171
     *   Isra Vision Systems AG                                                               3,650              79,590
     *   itelligence AG                                                                      18,143              40,047
     *   IVG Immobilien AG                                                                  143,237           2,602,157
         Iwka AG                                                                             44,442           1,053,813

     *   Jack White Productiions AG                                                           8,424              94,651
     *   Jenoptik AG                                                                        101,045           1,087,166
         K & S Aktiengesellschaft AG                                                        129,500           6,914,946
         Kampa-Haus AG                                                                       10,375              72,819
         Keramag Keramische Werke AG                                                         13,000             927,840
   * #   Kloeckner-Werke AG                                                                  53,211             849,661
     *   Kontron AG                                                                          92,611             737,937
         Krones AG                                                                           10,180           1,093,490
         KSB AG                                                                               2,387             381,525
         KWS Kleinwanzlebener Saatzucht AG                                                    1,650           1,410,638
     *   Leica Camera AG                                                                      4,400              13,776
     *   Leifheit AG                                                                         12,500             339,613
         Leoni AG                                                                            37,500           2,893,666
     *   Loewe AG                                                                             7,100              81,595
         LPKF Laser & Electronics AG                                                          9,000              49,003
     *   Mania Technologie AG                                                                12,670              20,230
         Masterflex AG                                                                        4,400             147,925
     *   Maxdata AG                                                                          32,897             152,840
     *   Mediclin AG                                                                         38,553              90,392
     *   Medigene AG                                                                         20,165             261,830
     #   Medion AG                                                                           45,454             702,923
     *   Mensch und Maschine Software AG                                                     10,700              49,986
     #   Mobilcom AG                                                                        106,387           2,330,841
     *   Mologen AG                                                                           7,239              39,077
     *   Morphosys AG                                                                         6,656             268,767
     *   Mosaic Software AG                                                                   5,200               6,968
         Muehlabauer Holdings AG & Co. KGAA                                                   7,423             345,457
         MVV Energie AG                                                                      59,215           1,180,227
     *   MWG Biotech AG                                                                      30,700              15,031
         Nemetschek AG                                                                        8,499             140,644
     *   Neschen AG                                                                           5,800              20,809
     *   Nexus AG                                                                            21,275              85,033
         Norddeutsche Affinerie AG                                                           51,075           1,033,110
         Norddeutsche Steingutfabrik AG                                                       5,960              50,660
     *   November AG                                                                          9,018              55,029
         Ohb Teledata                                                                        16,598             150,202
         Oldenburgische Landesbank AG                                                         1,102              80,495
     *   Pandatel AG                                                                          5,700               7,985
         Paragon AG                                                                          22,134             432,198
     *   Parsytec AG                                                                         14,700              50,706
     *   PC-Spezialist Franchise AG                                                           2,462              22,488
         PC-Ware Information Technologies AG                                                  5,100              63,796
     *   Personal & Informatik AG                                                             5,900              70,036
         Pfeiffer Vacuum Technology AG                                                       16,633             793,099
     *   Pfleiderer AG                                                                       51,351             808,703
     *   Pironet NDH AG                                                                      10,964              58,889
     *   Plambeck Neue Energien AG                                                           19,350              16,849
     *   Plasmaselect AG                                                                     21,396             120,965
     *   Plenum AG                                                                            9,300              13,423
     *   Primacom AG                                                                         29,925             127,188
     *   Produkte und Syteme der Informationstechnologie AG                                  14,792              70,438
         Progress-Werk Oberkirch AG                                                           5,000             203,042
     *   Pulsion Medical Systems AG                                                          11,078              66,200
     *   PVATepla AG                                                                         15,550             113,585

   * #   Qs Communications AG                                                               124,164             562,480
         Rational AG                                                                         15,083           1,655,169
     *   Realtech AG                                                                          3,650              30,278
         Renk AG                                                                             19,400             650,977
         REpower Systems AG                                                                   5,000              92,326
         Rheinmetall Berlin AG                                                               45,000           2,282,926
         Rhoen Klinikum AG                                                                   24,107           1,590,263
     *   Rinol AG                                                                             5,900              10,115
     *   Rohwedder AG                                                                         4,860              45,769
     *   Ruecker AG                                                                           7,800              58,070
     *   S.A.G. Solarstrom AG                                                                11,440              90,987
         Salzgitter AG                                                                       95,909           2,243,998
         Sartorius AG                                                                        16,918             354,433
         Schlott Sebaldus AG                                                                  7,440             247,852
         Schwarz Pharma AG                                                                   30,101           1,318,636
         Sektkellerei Schloss Wachenheim AG                                                  15,120             196,826
     *   Senator Entertainment AG                                                               980               1,712
   * #   SGL Carbon AG                                                                       57,758             680,376
     *   SHS Informationssysteme AG                                                           9,737              44,286
     *   Silicon Sensor International AG                                                      2,122              27,932
   * #   Singulus Technologies AG                                                            46,050             556,280
         Sinner AG, Karlsruhe                                                                 4,160              49,144
     *   SinnerSchrader AG                                                                    8,412              15,614
         Sixt AG                                                                             19,433             384,066
     *   Sm Wirtschaftsberatungs AG                                                           3,350              21,072
         Software AG                                                                         39,230           1,500,688
         Stada Arzneimittel AG                                                               84,036           2,591,605
         Stahl (R.) AG                                                                        6,300             107,683
     *   Steag Hamtech AG                                                                    35,473              71,601
     *   Stoehr & Co. AG                                                                     16,000              68,911
     *   Strabag AG                                                                           4,840             296,152
         Stratec Biomedical Systems AG                                                        3,200              90,558
         Stuttgarter Hofbraeu AG                                                             18,000             615,771
         Sued-Chemie AG                                                                      29,146           1,230,825
     *   Suess Microtec AG                                                                   17,785             100,354
         Syskoplan AG                                                                         3,300              24,881
     *   Syzygy AG                                                                           18,000             108,335
         Takkt AG                                                                            87,707             808,661
     *   TDS Informationstechnologie AG                                                      10,411              30,696
     *   Techem AG                                                                           29,076           1,189,783
         Technotrans AG                                                                       9,778             184,915
     *   Telegate AG                                                                         20,500             361,927
     *   Teles AG Informationstechnologien                                                   26,657             319,099
     *   Textilgruppe Hof AG                                                                 12,170             101,145
     *   TFG Venture Capital AG & Co. KGAA                                                   16,727              48,929
     *   Tomorrow Focus AG                                                                   42,650             110,641
     *   TTL Information Technology AG                                                        6,400              23,086
     *   TV Loonland AG                                                                       7,000              16,178
     *   Umweltbank AG                                                                        7,227              87,230
         United Internet AG                                                                  85,759           2,220,925
     *   Utimaco Safeware AG                                                                 12,200              91,092
     *   Value Management & Research AG                                                      14,150              60,620
     *   Varetis AG                                                                           3,439              29,573
     *   VBH (Vereinigter Baubeschlag-Handel) AG                                              9,415              34,331

     *   Vereinigte Deutsche Nickel-Werke AG                                                 12,150               6,130
     *   Vivacon AG                                                                           6,559             113,317
         Vossloh AG                                                                          21,469           1,019,784
     *   W.O.M. World of Medicine AG                                                         11,983              45,962
         Wanderer-Werke AG                                                                    7,903             295,643
     *   WaveLight Laser Technologies AG                                                      1,159              20,488
     *   WCM Beteiligungs AG                                                                440,394             238,288
         Westag and Getalit AG, Rheda-Wiedenbrueck                                            7,000              82,693
         Wuerttembergische Lebensversicherung AG                                             11,330             243,045
     *   Wuerttembergische Metallwarenfabrik AG                                              30,330             530,106
         Wuerzburger Hofbraeu AG                                                                133              70,048
     *   Zapf Creation AG                                                                     7,500              95,785
                                                                                                       ----------------

TOTAL -- GERMANY
(Cost $69,430,081)                                                                                           96,254,453
                                                                                                       ----------------

ITALY -- (6.6%)
COMMON STOCKS -- (6.6%)
         Acea SpA                                                                           163,000           1,839,125
         Acegas SpA                                                                          36,106             424,419
     *   Actelios SpA                                                                        25,801             206,687
         Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)                          122,707             824,146
     #   Aem Torino SpA                                                                     507,240           1,246,218
         Aeroporto de Firenze SpA                                                             6,000              84,203
     *   Alitalia Linee Aeree Italiane SpA Series A                                       3,706,002           1,178,154
         Amplifon SpA                                                                        18,242           1,171,521
         Astaldi SpA                                                                         77,523             499,097
         Azienda Mediterranea Gas e Acqua SpA                                               360,014             696,596
         Banca Ifis SpA                                                                      19,351             223,454
         Banca Intermobiliare di Investimenti e Gestoni SpA                                 132,998           1,071,671
     #   Banca Popolare Dell'etruria e Del Lazio Scrl                                        36,408             528,401
         Banca Profilo SpA                                                                  114,243             270,574
         Banco di Desio e della Brianza SpA                                                 109,105             885,710
     #   Banco Piccolo Valellinese Scarl SpA                                                 86,233           1,303,292
     *   Beghelli SpA                                                                       142,000             108,239
         Benetton Group SpA                                                                   8,444              76,625
         Beni Stabili SpA, Roma                                                           1,309,500           1,257,595
         Biesse SpA                                                                          17,100              78,746
         Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma                           9,675             290,516
         Bremba SpA                                                                          74,782             559,016
         Buzzi Unicem SpA                                                                    94,100           1,354,019
     #   Caltagirone Editore SpA                                                            132,868           1,186,475
         Caltagirone SpA                                                                    178,399           1,400,137
         CAMFIN (Cam Finanziaria)                                                            36,527              98,509
         Carraro SpA                                                                         34,400             169,464
         Cementir Cementerie del Tirreno SpA                                                249,704           1,242,667
         Centrale del Latte di Torino & Co. SpA                                               4,182              23,029
         CIR SpA (Cie Industriale Riunite), Torino                                          591,100           1,633,689
     *   Cirio Finanziaria SpA                                                              175,000              37,470
     #   Class Editore SpA                                                                   83,868             175,775
   * #   CMI SpA                                                                             90,302             391,941
     *   Coats Cucirini SpA                                                                  30,000              36,323

     *   Compagnia Immobiliare Azionaria                                                     44,000              10,556
         Credito Artigiano SpA                                                              114,446             474,490
     #   Credito Bergamasco SpA                                                               6,102             180,345
     #   Cremonini SpA                                                                      135,428             409,282
     *   CSP International Industria Calze SpA                                               10,000              13,747
     #   Danieli & C.Officine Meccaniche SpA                                                 66,500             408,252
         Davide Campari - Milano SpA                                                        275,990           1,970,907
     #   De Longhi SpA                                                                      139,386             513,875
     *   Ducati Motor Holding SpA                                                           129,900             159,838
         Emak SpA                                                                            27,000             149,986
         Erg SpA                                                                            173,330           2,685,619
         Ergo Previdenza SpA                                                                 95,165             616,037
         Esprinet SpA                                                                        37,000             237,122
     *   Fiera Milano SpA                                                                     3,484              40,740
     *   Finarte Casa d'Aste SpA (Milano)                                                    56,266              68,388
     *   Finarte Partecipazioni Pro Arte SpA                                                242,693              24,400
   * #   Finmatica SpA                                                                       35,900             100,679
         Gabetti Holding SpA                                                                 55,000             257,891
         Gefran SpA                                                                          11,000              64,303
     #   Gemina SpA                                                                         331,283             565,095
         Gewiss SpA                                                                         221,700           1,342,304
     *   Giovanni Crespi SpA                                                                 49,200              51,580
         Granitifiandre SpA                                                                  33,237             290,208
         Gruppo Ceramiche Ricchetti SpA                                                      41,000              82,369
         I Grandi Viaggi SpA                                                                 28,100              34,281
     *   Immobiliare Lombardia SpA                                                          425,000             117,614
         Immsi SpA                                                                          373,100             715,854
         Impregilo SpA                                                                       59,230             474,123
     #   Industria Macchine Automatique SpA                                                  33,671             443,670
         Industria Romagnola Conduttori Elettrici SpA                                        17,500              64,183
     #   Industrie Zignago S. Margherita SpA                                                 52,000           1,220,071
     *   Intek SpA                                                                          163,776             142,777
     *   Interpump Group SpA                                                                 75,402             463,187
     *   ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)                                       34,500             367,902
         Italmobiliare SpA, Milano                                                           20,975           1,302,974
     *   Juventus Footbal Club SpA                                                           98,000             165,725
         La Doria SpA                                                                        22,000              65,711
     *   Lavorwash SpA                                                                       10,000              29,470
         Linificio and Canapificio Nazionale SpA                                             28,995             101,039
         Maffei SpA                                                                          52,500             112,043
         Manifattura Lane Gaetano Marzotto & Figli SpA                                      138,000           3,034,347
         Mariella Burani Fashion Group SpA                                                   26,077             324,434
     *   Meliorbanca SpA                                                                     90,667             345,891
     #   Merloni Elettrodomestici SpA                                                       155,000           1,929,873
         Milano Assicurazioni SpA                                                           266,700           1,516,175
         Mirato SpA                                                                          12,000              99,794
     *   Modena Energia Territorio Ambiente SpA                                             140,840             495,699
         Monrif SpA                                                                         150,000             245,154
     *   Montefibre SpA                                                                     143,130              53,616
         Navigazione Montanari SpA                                                          110,917             378,964
     *   Negri Bossi SpA                                                                     13,700              35,704
     *   NGP SpA                                                                             17,891               7,706
     *   Olidata SpA                                                                         20,000              23,066
     *   Opengate Group SpA                                                                   4,000               9,401

     *   Pagnossin SpA                                                                        9,000               6,771
     *   Partecipazioni Italiane SpA                                                         41,062              14,350
         Permasteelisa SpA                                                                   24,470             379,235
         Pininfarina SpA                                                                     31,285             881,754
         Pirelli & C.Real Estate SpA                                                          9,600             507,778
         Poligrafici Editoriale SpA                                                         132,000             337,831
         Premafin Finanziaria SpA Holding di Partecipazioni, Roma                           342,051             662,275
         Premuda SpA                                                                        115,214             217,985
     *   Ratti SpA                                                                           31,768              24,575
         Recordati SpA                                                                      234,576           1,600,621
     *   Reno de Medici SpA, Milano                                                         332,210             304,384
     *   Richard-Ginori 1735 SpA                                                            140,800              87,311
     *   Risanamento Napoli SpA                                                             304,043           1,097,753
         Sabaf SpA                                                                            9,200             194,024
         SAES Getters SpA                                                                    14,750             276,427
     *   Schiapparelli 1824 SpA, Milano                                                     831,000              48,504
     *   Seat Pagine Gialle SpA, Torino                                                   1,927,737             911,800
     *   Sirti SpA                                                                           29,967              69,547
         SISA (Societa Imballaggi Speciali Asti SpA)                                         65,000             200,403
     *   SNIA SpA                                                                           227,590              79,072
     *   Societa Partecipazioni Finanziarie SpA                                              54,060              32,899
     #   Societe Cattolica di Assicurazoni Scarl SpA                                         27,170           1,188,553
         Socotherm SpA                                                                       29,770             304,648
         Sogefi SpA                                                                         182,500             884,757
         Sol SpA                                                                             81,830             498,388
     *   Sorin SpA                                                                          341,385           1,021,912
     *   STA Metallurgica Italiana SpA                                                      282,640             226,461
         Stefanel SpA                                                                        54,400             267,684
         Targetti Sankey SpA                                                                 14,500              95,110
     *   Tecnodiffusione Italia SpA                                                           3,332               8,200
         Terme Demaniali di Acqui SpA                                                       532,000             773,101
   * #   Tiscali SpA                                                                        296,735             885,601
     #   Tod's Group SpA                                                                     30,476           1,528,424
         Trevi-Finanziaria Industriale SpA                                                   52,400             116,165
     *   Vemer Siber Group SpA                                                               46,000              21,212
     *   Viaggi del Ventaglio SpA                                                            58,380              82,736
         Vianini Industria SpA                                                               52,520             176,323
         Vianini Lavori SpA                                                                 180,752           1,546,507
         Vittoria Assicurazioni SpA                                                          51,500             506,458
     *   Zucchi (Vincenzo) SpA                                                              144,350             615,433
                                                                                                       ----------------

TOTAL -- ITALY
(Cost $41,549,484)                                                                                           66,294,936
                                                                                                       ----------------

SWEDEN -- (6.2%)
COMMON STOCKS -- (6.1%)
   * #   Active Biotech AB                                                                   38,600             197,182
         Addtech AB Series B                                                                 22,300             194,682
         Alfa Laval AB                                                                       18,600             280,314
     *   Alfaskop AB                                                                          3,200                 344
         Angpannefoereningen AB Series B                                                     10,800             201,964
     *   Anoto Group AB                                                                     134,833             208,800

         Aros Quality Group AB                                                                5,500              78,187
     *   Artimplant AB Series B                                                              46,000              28,254
     #   Axfood AB                                                                           73,400           1,825,983
         Axis AB                                                                             76,994             289,717
         B & N Bylock & Nordsjoefrakt AB Series B                                            83,600             284,469
         Ballingslov International AB                                                        13,000             231,897
         Beiger Electronics AB                                                               11,700             133,193
         Beijer AB Series B                                                                  11,700             198,428
         Beijer Alma AB Series B                                                             10,400             178,115
         Bergman & Beving AB Series B                                                        36,200             406,830
         Biacore International AB                                                            11,150             257,992
         Bilia AB Series A                                                                  116,725           1,978,130
         Billerud AB                                                                         58,700             709,332
     *   BioGaia AB Series B                                                                  7,000              12,439
     *   Boliden AB                                                                         203,900             834,173
     *   Bong Ljungdahl AB                                                                    9,000              58,926
     *   Boras Waefveri AB Series B                                                           8,600              29,691
     *   Boss Media AB                                                                       73,700             262,403
     *   Capio AB                                                                           121,900           1,921,015
         Capona AB                                                                           25,400             317,499
         Carbo AB                                                                            37,100             904,084
         Castellum AB                                                                        60,900           2,348,094
         Cloetta AB Series B                                                                 22,250             657,862
         Concordia Maritime AB Series B                                                      37,300             163,550
     *   Consilium AB Series B                                                                5,246              21,642
         D. Carnegie & Co. AB                                                                88,200             905,984
     *   Doro AB Series A                                                                       400               1,899
     *   Duroc AB Series B                                                                    2,700               6,855
     *   Elekta AB                                                                           37,000           1,397,022
         Elverket Vallentuna AB                                                               8,050              56,877
     *   Enea Data AB Series B                                                              505,000             322,868
         Eniro AB                                                                           154,000           1,753,251
         Expanda AB                                                                           6,547              33,762
         Fabege AB                                                                          164,145           3,312,075
         Fagerhult AB                                                                        14,100             222,613
   * #   Framtidsfabriken AB                                                                966,000              85,351
     *   Frontec AB Series B                                                                 50,800              60,180
         Getinge AB                                                                         176,604           2,565,060
         Geveko AB Series B                                                                   8,300             195,350
     *   Glocalnet AB                                                                       187,500             101,111
         Gunnebo AB                                                                          50,000             644,345
         Haldex AB                                                                           39,000             690,217
         Heba Fastighets AB Series B                                                         13,500             227,854
         Hexagon AB                                                                          10,716             198,817
         Hiq International AB                                                                47,889             201,942
         HL Display AB Series B                                                               6,000             100,705
         Hoganas AB Series B                                                                 38,200           1,007,105
     *   IBS AB Series B                                                                     95,200             251,909
   * #   Industrial & Financial Systems AB Series B                                         118,600             110,560
     *   Industrifoervaltnings AB Skandigen                                                  63,975             213,649
     *   Intentia International AB Series B                                                 171,420             334,820
   * #   Intrum Justitia AB                                                                 115,700             791,652
     #   Invik and Co. AB Series B                                                          155,400           1,268,329
     *   JM AB                                                                               13,800             472,870

         Karlshamns AB                                                                       23,800             400,775
     *   Klippans Finpappersbruk AB                                                           5,800               6,297
         Klovern AB                                                                         189,976             638,413
         Kungsleden AB                                                                       73,100           1,814,130
         Lagercrantz Group AB Series B                                                       31,800              79,745
     *   LB Icon AB                                                                          14,530              82,096
     #   Lennart Wallenstam Byggnads AB Class B                                              83,500           1,107,817
         Lindex AB                                                                           16,100             716,067
         Ljungberg Gruppen AB Series B                                                        3,800             108,540
     *   Lundin Mining Corp.                                                                  4,323              36,580
     *   Lundin Petroleum AB                                                                322,400           2,328,776
     *   Mandator AB                                                                        220,520              41,599
         Meda AB Series A                                                                    67,125             627,131
     *   Medivir Series B                                                                    10,650              71,509
     *   Micronic Laser Systems AB                                                           50,800             525,585
     *   Modern Times Group AB Series B                                                      48,700           1,501,964
         Naerkes Elektriska AB Series B                                                       4,250              70,716
         NCC AB Series B                                                                    118,100           1,732,913
         Nefab AB Series B                                                                    5,100             133,310
     *   Net Insight AB Series B                                                            369,000              80,067
         New Wave Group AB                                                                   20,800             353,607
         Nibe Industrier AB                                                                  23,500             632,410
     #   Nobia AB                                                                            77,600           1,240,548
         Nolato AB Series B                                                                  42,840             293,752
         Observer AB                                                                        137,856             556,694
         OEM International AB Series B                                                        7,100             119,093
     *   OMHEX AB                                                                           129,100           1,557,789
         Orc Software AB                                                                     16,500             132,946
     *   Ortivus AB                                                                          11,507              43,855
         Partnertech AB                                                                      12,300             132,163
         PEAB AB Series B                                                                   105,200           1,096,322
     *   Pergo AB                                                                            43,300             153,210
         Poolia AB Series B                                                                  18,150              83,919
         Prevas AB Series B                                                                  16,000              36,565
     *   Pricer AB Series B                                                                 641,500              82,211
     *   Proact It Group AB                                                                  15,000              35,349
     *   Proffice AB                                                                         72,800             109,859
         Profilgruppen AB                                                                     4,000              35,025
         Protect Data AB                                                                     13,500             213,646
     *   PyroSequencing AB                                                                   51,940              71,884
     #   Q-Med AB                                                                            34,000             890,814
     *   Readsoft AB Series B                                                                24,800              87,430
         Rottneros Bruk AB                                                                  366,600             343,185
         Salus Ansvar AB Series B                                                            12,900              49,895
         Sardus AB                                                                           11,200             141,536
     *   Scribona AB Series A                                                                40,100              78,277
     *   Scribona AB Series B                                                                56,300             110,128
     *   Semcon AB                                                                           18,300             110,874
   * #   Sigma AB Series B                                                                   25,800              36,443
     *   Sintercast AB                                                                        5,600              44,821
         Skistar AB                                                                          23,300             409,931
         SSAB Swedish Steel Series A                                                         60,300           1,465,891
         SSAB Swedish Steel Series B                                                         17,100             401,624
     *   Studsvik AB                                                                          4,400              80,389

         Sweco AB Series B                                                                   23,450             405,785
   * #   Switchcore AB                                                                      185,784              38,637
     *   Teleca AB Series B                                                                  73,000             376,340
     *   Telelogic AB                                                                       352,200             795,743
     *   Teligent AB                                                                         26,200              82,493
     *   Ticket Travel Group AB                                                              15,152              28,402
         Trelleborg AB Series B                                                              75,400           1,171,382
     #   TV 4 AB Series A                                                                    22,200             429,772
         Uniflex AB Series B                                                                  3,630              21,845
         VBG AB Series B                                                                        271               4,880
     *   Wedins Skor & Accessoarer AB                                                         8,900              54,075
         Westergyllen AB Series B                                                             8,600              60,758
   * #   Wihlborgs Fastigheter AB                                                            32,829             772,089
         Wilh. Sonesson AB Series A                                                           4,160              16,269
         Wilh. Sonesson AB Series B                                                           4,160              15,353
         WM-Data AB Series B                                                                460,600           1,199,803
         Xponcard Group AB                                                                    2,800              64,066
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $37,572,660)                                                                                           61,624,030
                                                                                                       ----------------

INVESTMENT IN CURRENCY -- (0.1%)
     *   Swedish Krona                                                                                          381,234
                                                                                                       ----------------
(Cost $387,038)
TOTAL -- SWEDEN
(Cost $37,959,698)                                                                                           62,005,264
                                                                                                       ----------------

NETHERLANDS -- (6.0%)
COMMON STOCKS -- (6.0%)
         Aalberts Industries NV                                                              45,516           2,003,643
         Accell Group NV                                                                     15,651             341,670
         AFC Ajax NV                                                                         10,787             124,743
         Airspray NV                                                                          3,800              91,652
         AM NV                                                                              143,311           1,500,209
         Arcadis NV                                                                          20,638             464,827
   * #   ASM International NV                                                                92,464           1,349,580
     *   Atag Group NV                                                                        4,630               1,652
         Athlon Groep NV                                                                     34,250             845,537
         Batenburg Beheer NV                                                                  3,000             137,472
     *   Begemann Groep NV                                                                   11,909              35,611
     *   Begemann Groep NV Series B                                                          13,451               3,310
         Beter Bed Holding NV                                                                14,334             424,515
         Boskalis Westminster NV                                                             65,442           2,375,638
         Brunel International NV                                                             49,126             612,435
         Buhrmann NV                                                                        245,259           2,247,655
   * #   Crucell NV                                                                          88,757           1,729,993
     *   Draka Holding NV                                                                    26,175             348,551
     *   Econosto NV                                                                         32,113             120,466
         Eriks Group NV                                                                      22,542             848,136
         Exact Holding NV                                                                    51,660           1,582,600
         Fornix Biosciences NV                                                                8,767             208,299
     *   Fox Kids Europe NV                                                                  71,715           1,181,894

         Gamma Holding NV                                                                    15,705             658,950
         Gemeenschappeljk Bezit Crown van Gelder NV                                          12,000             270,485
         Getronics NV                                                                     1,156,748           1,891,759
         Grolsche NV                                                                         32,100             932,742
         Grontmij NV                                                                          7,109             450,625
   * #   Hagemeyer NV                                                                     1,095,089           2,601,670
         Heijmans NV                                                                         60,267           2,574,421
     *   Hitt NV                                                                              3,804              23,451
         ICT Automatisering NV                                                                5,800              92,778
         Imtech NV                                                                           49,620           1,635,412
         Kas Bank NV                                                                         42,888             826,206
     *   Kendrion NV                                                                        241,262             433,030
         Koninklijke Bam NV                                                                  40,018           2,525,120
         Koninklijke Frans Maas Groep NV                                                     12,349             418,176
         Koninklijke Nedlloyd NV                                                             33,528           2,300,772
         Koninklijke Ten Cate NV                                                             13,515           1,137,273
         Koninklijke Vopak NV                                                                51,376           1,175,994
   * #   Laurus NV                                                                           92,984             315,257
         MacIntosh NV                                                                        15,590             656,191
     *   Maverix Capital NV                                                                   1,500              70,142
         Nederlandsche Apparatenfabriek                                                      14,000             466,593
         NH Hoteles SA                                                                       21,703             260,925
         Nutreco Holding NV                                                                  50,668           1,631,489
         NV Holdingsmij de Telegraaf                                                         46,153             991,461
         Oce NV                                                                             128,201           1,857,466
         Opg Groep NV Series A                                                               28,369           1,811,589
   * #   Pharming Group NV                                                                  163,643             846,419
         Reesink NV                                                                           2,050             185,614
         Roto Smeets de Boer NV                                                               2,640             152,660
         Rubber Cultuur Maatschappij Amsterdam NV                                            40,800             183,070
     *   Samas-Groep NV                                                                      27,117             210,923
     *   Seagull Holding NV                                                                   6,767              26,209
     *   Semiconductor Industries NV                                                         56,979             286,697
         Sligro Food Group NV                                                                28,753           1,239,139
         Smit Internationale NV                                                              20,578             959,063
         Stern Groep NV                                                                       1,236              42,815
         Stork NV                                                                            69,531           2,761,072
     *   Textielgroep Twenthe NV                                                              1,000               3,076
     *   Tulip Computers NV                                                                 150,799              31,781
         Twentsche Kabel Holding NV                                                          18,244             794,327
         United Services Group NV                                                            39,409           1,166,569
         Univar NV                                                                           47,480           1,430,436
         Van Der Mollen Holding NV                                                           57,660             290,700
   * #   Versatel Telecom International NV                                                1,041,167           2,499,356
         Wegener Arcade NV.                                                                  70,830             880,220
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $43,561,295)                                                                                           60,580,211
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Boskalis Westminster NV Coupons 06/02/05                                            65,442                   0
     *   Eriks Group NV Coupons 06/01/05                                                     11,271                   0
     *   Nutreco Holding NV Coupons 06/07/05                                                 50,668                   0
                                                                                                       ----------------
TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                                             0
                                                                                                       ----------------

TOTAL -- NETHERLANDS
 (Cost $43,561,295)                                                                                          60,580,211
                                                                                                       ----------------

FINLAND -- (4.9%)
COMMON STOCKS -- (4.9%)
         Alandsbanken AB Series B                                                             7,790             180,520
     *   Aldata Solutions Oyj                                                               124,635             250,400
         Amanda Capital Oyj                                                                  25,870              65,121
         Amer-Yhtymae Oyj Series A                                                          141,760           2,409,272
         Aspo P.L.C.                                                                         42,300             374,730
         Aspocomp Group P.L.C.                                                               25,476             125,548
         Basware Oyj                                                                          7,050              75,857
     *   Benefon Oy                                                                           1,900                 624
     *   Biotie Therapies Oyj                                                                39,754              36,821
         Capman Oyj Series B                                                                 12,485              37,806
         Componenta Oyj                                                                      11,200              93,634
         Comptel Oyj                                                                        149,541             298,494
         Efore Oy                                                                            25,840              59,495
         Elcoteq Network Oyj                                                                 44,060             864,469
     #   Elektrobit Group Oyj                                                               138,919             434,472
         Elisa Communications Corp.                                                          83,260           1,247,014
     *   Eq Online Oyj                                                                       23,900              60,630
         Etteplan Oyj                                                                         6,000              43,693
     *   Evox Rifa Group Oyj                                                                189,210              23,244
         Finnair Oyj                                                                        118,150           1,007,056
         Finnlines Oyj                                                                       78,360           1,338,540
         Fiskars Oy AB Series A                                                              82,728             955,684
     *   F-Secure Oyj                                                                       156,528             357,811
         HK Ruokatalo Oy Series A                                                            44,760             520,963
         Honkarakenne Oy Series B                                                             3,030              19,257
         Huhtamaki Van Leer Oyj                                                             147,650           2,241,884
         Ilkka-Yhtyma Oyj                                                                    19,360             211,380
     *   Incap Oyj                                                                           11,000              23,022
         J.W. Suominen Yhtyma Oy                                                             17,955              85,458
         Jaakko Poyry Group Oyj                                                              16,810             517,622
         Julius Tallberg-Kiinteistoet Oy, Helsinki Series B                                   4,500              58,531
         KCI Konecranes International Oyj                                                    29,900           1,221,314
         Kemira GrowHow Oyj                                                                  25,160             194,922
         Kemira Oyj                                                                         139,200           1,852,966
         Kesko Oyj                                                                           32,060             768,428
         Laennen Tehtaat Oy                                                                   8,670             127,874
         Lassila & Tikanoja Oyj                                                              68,276           1,212,352
         Lemminkainen Oy                                                                     16,600             389,056
         Leo Longlife Oy                                                                      7,830              43,365
         Martela Oy                                                                           1,060              10,058
         Metsaemarkka Oyj Series B                                                              832               6,814
         M-Real Oyj Series B                                                                 89,000             480,416
         New Kyro Corp. Oyj                                                                  91,340             492,149
         Nokian Renkaat Oyj                                                                 158,900           2,835,395
         Nordic Aluminium Oy                                                                  1,900              27,570

     *   Okmetic Oyj                                                                         21,204              59,608
         Okobank Class A                                                                    101,080           1,612,530
         Olvi Oyj Series A                                                                    8,020             164,012
         Orion-Yhtyma Oyj Series A                                                           41,180             799,553
         Orion-Yhtyma Oyj Series B                                                           60,920           1,185,010
         Oy Stockmann AB Series B                                                            53,350           1,769,090
         Perlos P.L.C. Warrants 04/04/04                                                     76,811             734,688
         PK Cables Oyj                                                                       19,990             238,053
     *   Pmj Automec Oyj                                                                     45,410              44,100
         Pohjola Group P.L.C. Series D                                                      146,205           1,855,760
         Ponsse Oyj                                                                          12,600             278,781
     *   Proha Oyj                                                                           82,532              47,530
         Raisio Group P.L.C. Series V                                                       299,423             803,265
         Rakentajain Koneuvokrammo Oy                                                        10,260              86,638
         Ramirent Oyj                                                                        24,540             402,843
         Rapala VMC Oyj                                                                      36,040             248,138
         Rautaruukki Oyj Series K                                                           188,780           2,659,420
         Raute Oy Series A                                                                    4,190              51,358
         Rocla Oy                                                                             2,900              35,659
     *   Satama Interactive Oyj                                                              70,900              76,834
         Saunalahti Group Oyj                                                               141,454             336,212
     #   Scanfil Oyj                                                                         63,879             311,149
         Sponda Oyj                                                                         109,111           1,030,353
         SSH Communications Oyj                                                              44,900              67,483
         Stockmann Oyj AB                                                                    35,240           1,158,776
     *   Stonesoft Corp.                                                                     49,279              40,632
         Sysopen P.L.C.                                                                      16,020              87,113
         Talentum Oyj                                                                        36,600             148,947
     *   Tecnomen Holding Oyj                                                               112,970             192,381
         Teleste Corp. Oyi                                                                   21,249             167,345
         Tieto-X Oyj                                                                         10,200              43,303
         Tulikivi Oyj                                                                         5,710              43,726
         Turkistuottajat Oy                                                                   4,290              40,871
         Uponor Oyj Series A                                                                129,000           2,392,785
         Vacon Oyj                                                                           14,537             241,193
         Vaisala Oy Series A                                                                 21,200             495,114
         Viking Line AB                                                                      10,560             319,005
         Wartsila Corp. Oyj Series B                                                         99,690           2,999,117
         Yit-Yhtymae Oyj                                                                     67,708           2,186,824
                                                                                                       ----------------

TOTAL -- FINLAND
(Cost $30,505,512)                                                                                           49,136,930
                                                                                                       ----------------

GREECE -- (4.0%)
COMMON STOCKS -- (4.0%)
     *   A. Cambas Holding & Real Estate S.A.                                                54,237             137,088
     *   Aegek S.A.                                                                          99,835              63,498
     *   Agrotiki Insurance S.A.                                                             34,455             111,441
         Aktor Technical Co. S.A.                                                           196,380             776,604
         Alco Hellas ABEE S.A.                                                               38,730              58,957
     *   Alfa Alfa Energy S.A.                                                                3,810               6,530
     *   Alfa-Beta Vassilopoulos S.A.                                                        15,172             225,417

         Alisida S.A.                                                                         2,160               4,762
     *   Allatini Industrial & Commercial Co.                                                15,370              29,581
         Alpha Credit Bank                                                                    6,552             180,090
         Alte Technological Co. S.A.                                                         85,048               8,335
     *   Altec Information & Communication Systems S.A.                                      80,278              36,414
         Alumil Milonas S.A.                                                                 27,516              80,490
     *   Aluminum of Attica S.A.                                                            104,982              24,541
         Anek Lines S.A.                                                                     60,821              79,114
         Arcadia Metal Industry C. Rokas S.A.                                                22,389             217,107
         AS Co. S.A.                                                                         25,370              20,902
     *   Aspis Bank S.A.                                                                     72,374             227,867
     *   Aspis Pronia General Insurance S.A.                                                 48,640              35,945
     *   Astir Palace Vouliagmenis S.A.                                                      58,560             366,614
     *   Athens Medical Center S.A.                                                         104,974             226,900
         Athens Water Supply & Sewage Co. S.A.                                               53,245             372,957
         Atlantic Super Market S.A.                                                          13,776              22,039
         Attica Holdings S.A.                                                               156,234             552,713
         Attica Publications S.A.                                                            16,674              63,544
         Atti-Kat S.A.                                                                       88,984              52,367
         Autohellas S.A.                                                                     44,980             202,533
         Babis Vovos S.A.                                                                    50,982             864,479
         Balafas Construction Holdings S.A.                                                  15,200               3,554
         Bank of Attica S.A.                                                                115,721             672,722
         Bank of Greece                                                                      21,842           2,757,381
         Bank of Piraeus S.A.                                                               163,829           2,928,966
         Benrubi S.A.                                                                        11,121              53,915
         Betanet S.A.                                                                        11,220              42,447
     *   Bitros Holdings S.A.                                                                19,302              49,036
         Byte Computers S.A.                                                                 17,230              32,876
         Chipita S.A.                                                                        76,902             227,599
     *   Commercial Bank of Greece                                                            1,960              60,042
     *   Compucon Computer Applications S.A.                                                 11,260               4,280
         Computer Peripherals International S.A.                                              9,110               6,303
         Cyclon Hellas S.A                                                                   18,131              11,149
         Daios Plastics S.A.                                                                 16,350             109,450
         Delta Holdings S.A.                                                                 33,747             248,637
     *   Diagnostic & Therapeutic Center of Athens "Hygeia" S.A.                             38,330              58,385
         Dionic S.A.                                                                         12,948               8,568
         Domiki Krittis S.A.                                                                 17,730              10,438
         Dynamic Life S.A.                                                                   16,440              10,924
         Edrasi Psalllidas Technical Co. S.A.                                                31,108              27,132
         Egnatia Bank S.A.                                                                  117,107             388,796
         El. D. Mouzakis S.A.                                                                31,653              20,112
         Elais Oleaginous Production S.A.                                                    16,707             399,905
     *   Elbisco Holding S.A.                                                                56,000             378,850
         Elektrak S.A.                                                                       14,040              36,205
         Elektroniki of Athens S.A.                                                          21,560              68,356
     *   Elephant S.A.                                                                       26,310               4,877
         Elgeka S.A.                                                                         18,590              50,219
         Elmec Sport S.A.                                                                    64,256             135,925
         Elton S.A.                                                                          18,640              16,448
     *   Empedos S.A.                                                                        15,974               1,573
         ETEM S.A. Light Metals Industry                                                     37,502              67,248
     *   Ethniki General Insurance Co. S.A.                                                 118,768             495,323

     *   Etma Rayon S.A.                                                                     11,242              22,657
     *   Euro Reliance General Insurance                                                     14,830              18,730
         Eurodrip S.A.                                                                       11,620              24,598
         Euromedica S.A.                                                                     33,300              70,741
     *   European Techniki                                                                   32,750               9,269
         Everest S.A.                                                                        30,730              58,967
     *   Evrofarma S.A.                                                                       9,500              13,363
         F.G. Europe SA Common Registered Shares                                              4,536              17,744
     *   Fanco S.A.                                                                          10,110               2,462
     *   Forthnet S.A.                                                                       17,510             102,539
     *   Fourlis S.A.                                                                        64,420             551,373
         Frigoglass S.A.                                                                     49,990             264,355
         G.Polyhronos S.A.                                                                   10,580               8,320
         Galaxidi Fish S.A.                                                                  12,940               7,133
         General Commercial & Industry                                                       24,060              21,270
     *   General Hellenic Bank                                                               35,139             346,209
         Germanos S.A.                                                                       61,810           1,935,169
     *   Goody's S.A.                                                                        17,740             269,609
         Halkor S.A.                                                                        121,226             216,104
         Hatziioannou S.A.                                                                   44,200              39,113
         Hellas Can Packaging Manufacturers S.A.                                             27,902             237,206
     *   Hellenic Cables S.A.                                                                26,908              28,101
         Hellenic Duty Free Shops S.A.                                                       80,020           1,320,417
         Hellenic Fabrics S.A.                                                               17,110              40,977
         Hellenic Sugar Industry S.A.                                                        35,750             162,874
         Hellenic Technodomiki S.A.                                                         224,647           1,171,588
         Heracles General Cement Co.                                                         93,293           1,021,289
     *   Hermes Real Estate S.A.                                                             78,424             357,363
     *   Hippotour S.A.                                                                      12,155              16,156
         Hyatt Regency S.A.                                                                 130,260           1,497,942
         Iaso S.A.                                                                           54,510             200,362
         Iktinos Hellas S.A.                                                                  6,500              10,546
         Inform P. Lykos S.A.                                                                20,610              87,960
         Informatics S.A.                                                                     3,778               1,527
     *   Intersat S.A.                                                                       19,392               8,352
         Intertech S.A.                                                                      12,236              42,407
         Intracom Constructions S.A.                                                         30,520              38,924
         Intracom S.A.                                                                      199,316           1,023,059
     *   Ionian Hotel Enterprises S.A.                                                       16,754             196,782
         Ipirotiki Software & Publications S.A.                                              22,110              52,765
     *   J Boutaris & Son Holding S.A.                                                       28,150              21,393
         J&P-Avax S.A.                                                                      100,626             470,111
         Kalpinis - N. Simos Steel Service Center                                            12,432              56,301
         Karelia Tobacco Co., Inc. S.A.                                                       2,160             165,031
         Kathimerini S.A.                                                                    21,240             180,031
         Katselis Sons S.A.                                                                  18,000              49,265
         Kego S.A.                                                                           21,670              29,048
         Kekrops S.A.                                                                         2,244              31,444
     *   Keramia-Allatini S.A. Industrielle Commerciale & Technique                          10,368              10,399
     *   Klonatex Group S.A. Bearer Shares                                                   20,351              18,147
         Kordellou Brothers S.A.                                                             12,300              28,533
     *   Lambrakis Press S.A.                                                               107,586             384,259
     *   Lampsa Hotel Co.                                                                    19,051             140,504
     *   Lan-Net S.A.                                                                        31,675              41,881

     *   Lavipharm S.A.                                                                      39,294              44,915
         Lazarides Vineyards S.A.                                                            18,326              29,186
     *   Logic Dis S.A.                                                                      77,230              31,138
     *   Loulis Mills S.A.                                                                   15,382              26,149
     *   Mailis (M.J.) S.A.                                                                 101,594             484,523
     *   Maritime Company of Lesvos S.A.                                                     30,753              14,740
     *   Maxim Knitwear Factory C.M. Pertsinidis                                             16,360               4,400
         Medicon Hellas S.A.                                                                  2,860              15,177
         Mesochoritis Bros. Construction Co. S.A.                                            23,700               8,417
         Metka S.A.                                                                          59,820             505,098
         Michaniki S.A.                                                                     108,755             237,802
         Minerva Knitwear                                                                     5,140               6,654
         Minoan Lines S.A.                                                                   98,789             376,117
         MLS Multimedia S.A.                                                                  8,300               7,349
         Mochlos S.A.                                                                       101,679              39,970
         Motor Oil (Hellas) Corinth Refineries S.A.                                         211,380           3,294,370
         Mytilineos Holdings S.A.                                                            47,000             565,531
     *   N. Levederis S.A.                                                                    8,355               6,747
     *   N.B.G. Real Estate Development Co.                                                 163,170             723,669
     *   Naoussa Spinning Mills S.A.                                                         76,407              17,724
         Naytemporiki S.A.                                                                   26,080              42,478
     *   Neochimiki Lv Lavrentiadis S.A.                                                     30,890             144,438
     *   Neorion-Syro's Shipyards S.A.                                                       27,210              22,370
     *   Newsphone Hellas Audiotex S.A.                                                      23,890              93,534
     *   Nexans Hellas S.A.                                                                   3,003               5,898
         Nikas S.A.                                                                          25,287             155,951
         Notos Com.Holdings S.A.                                                             94,554             362,270
         Pantechniki S.A.                                                                    50,460              74,327
     *   Pegasus Publishing & Printing S.A.                                                  58,590             114,520
         Persefs S.A. Health Care                                                            23,592              14,172
         Petros Petropoulos S.A.                                                              7,360              49,306
     *   Petzetakis S.A.                                                                     32,935              51,699
     *   Pilias S.A.                                                                        103,584              17,704
         Pipeworks L. Girakian Profil S.A.                                                   11,730              18,147
         Piraeus Leasing                                                                      5,765              46,082
     *   Prodeftiki Technical Co.                                                            32,257              10,676
     *   Promota Hellas S.A.                                                                 26,580              10,044
         Rilken S.A.                                                                          1,982              11,397
     *   Sanyo Hellas S.A.                                                                   59,251              31,966
         Sarantis S.A.                                                                       43,940             328,236
         Sato S.A.                                                                           28,850              26,218
     *   Selected Textile Industry Assoc. S.A.                                               44,649              19,653
         Sfakianakis S.A.                                                                    13,390              72,204
     *   Sheet Steel S.A.                                                                    25,850               4,776
     *   Shelman Hellenic-Swiss Wood S.A.                                                    38,042              41,623
         Silver and Baryte Ores Mining Co. S.A.                                              38,361             269,406
         Spyroy Agricultural House S.A.                                                      22,258              28,731
     *   Stabilton S.A.                                                                      27,530               2,710
         Strintzis Shipping Lines S.A.                                                      150,740             196,028
         Technical Olympic S.A.                                                             180,370           1,035,714
     *   Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                                    13,910               3,595
         Teletypos S.A. Mega Channel                                                         36,227             143,816
         Terna Tourist Technical & Maritime S.A.                                             63,180             490,020
         Themeliodomi S.A.                                                                   37,422              23,052

         Thrace Plastics Co. S.A.                                                            45,500              68,179
     *   Uncle Stathis S.A.                                                                  10,999              79,893
         Unisystems S.A.                                                                     41,820              74,183
         Vardas S.A.                                                                         13,780              34,558
     *   Varvaressos S.A. European Spinning Mills                                             7,200               4,341
     *   Veterin S.A.                                                                        18,984              20,332
         Viohalco S.A.                                                                      296,585           1,902,943
         Vioter S.A.                                                                         80,590              97,994
     *   Vis Container Manufacturing Co.                                                      4,259              11,576
     *   Zampa S.A.                                                                             830              10,640
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $38,181,724)                                                                                           40,286,215
                                                                                                       ----------------

PREFERRED STOCKS -- (0.0%)
         Egnatia Bank S.A.                                                                    3,196               9,115
                                                                                                       ----------------
(Cost $8,592)

TOTAL -- GREECE
(Cost $38,190,316)                                                                                           40,295,330
                                                                                                       ----------------

SPAIN -- (4.0%)
COMMON STOCKS -- (4.0%)
         Abengoa SA                                                                          66,042             711,043
         Adolfo Dominguez SA                                                                  3,700             104,713
     *   Amper SA                                                                            56,800             359,700
     *   Avanzit SA                                                                          17,275              30,862
   * #   Azkoyen SA                                                                          52,500             435,447
         Banco de Andalucia                                                                   9,800             863,732
         Banco de Credito Balear SA                                                          35,424             881,805
         Banco de Valencia SA                                                               191,814           5,579,619
     #   Banco Guipuzcoano SA                                                                43,530             903,409
     #   Banco Pastor SA                                                                     34,300           1,280,394
     *   Baron de Ley SA                                                                      7,542             362,236
     *   Bodegas Riojanas SA                                                                  1,633              17,613
         CAF (Construcciones y Auxiliar de Ferrocarriles SA)                                  7,500             730,378
     #   Campofrio Alimentacion SA                                                           92,800           1,542,054
         Cementos Portland SA                                                                16,881           1,159,096
         Cie Automotive SA                                                                   10,011             152,932
         Compania de Distribucion Integral Logista SA                                        29,600           1,479,207
         Compania Vinicola del Norte de Espana SA                                             6,633             102,894
         Cortefiel SA                                                                        57,093           1,310,845
     *   Dogi International Fabrics SA                                                        9,809              60,693
     *   Duro Felguera SA                                                                    10,860             150,325
         Elecnor SA                                                                          18,300             969,434
     *   Ercros SA                                                                          120,980             159,445
     *   Espanola del Zinc SA                                                                29,250              66,229
     *   Estacionamientos Urbanos SA                                                          4,200                   0
         Europistas Concesionaria Espanola SA                                               174,940           1,196,574
     #   Faes Farma SA                                                                       36,107             675,711
         Funespana SA                                                                         6,354              63,291
         Grupo Empresarial Ence SA                                                           18,593             507,249
         Hullas del Coto Cortes                                                               8,666             104,262

         Iberpapel Gestion SA                                                                 6,700             140,087
         Inbesos SA                                                                           8,050              84,411
         Indo Internacional SA                                                               33,600             262,162
         Indra Sistemas SA                                                                   75,200           1,374,345
         Inmobiliaria Colonial SA ICSA                                                       35,200           1,826,195
         Inmobiliaria del Sur SA                                                                378              63,261
     *   Inmobiliaria del Sur SA Issue 2004                                                      38               5,611
         Inmobiliaria Urbis SA                                                               80,282           1,362,357
         Lingotes Especiales SA                                                              22,080             135,999
     *   LSB (La Seda de Barcelona SA) Series B                                              32,010              98,455
     *   Mecalux SA                                                                           9,500             119,969
         Metrovacesa SA                                                                         744              45,077
         Miquel y Costas y Miquel SA                                                          8,512             335,772
     *   Natra SA                                                                            14,979             129,670
     *   Natraceutical SA                                                                    93,825             143,150
     *   Nicolas Correa SA                                                                   15,750             103,802
         Obrascon Huarte Lain SA                                                             65,366             772,877
         Pescanova SA                                                                        26,443             588,790
     *   Prim SA                                                                              3,900              91,324
         Prosegur Cia de Seguridad SA                                                        45,049             944,886
   * #   Service Point Solutions SA                                                          20,648              91,385
     *   Sociedad Nacional Inds. Aplicaciones Celulosa Espanola                              44,383              70,913
         Sol Melia SA                                                                       112,700           1,182,880
     #   SOS Cuetara SA                                                                      83,608           1,248,819
         Tavex Algodonera SA                                                                 31,944             133,524
     *   Tecnocom Telecomunicaciones y Energia SA                                             6,300              49,339
     #   Tele Pizza SA                                                                      237,546             484,521
         Transportes Azkar, SA                                                               35,477             293,644
         Tubacex SA                                                                         121,020             408,049
         Tubos Reunidos SA                                                                   12,466             167,196
         Unipapel SA                                                                         44,264             957,376
     *   Uralita SA                                                                         338,493           1,688,642
     *   Urbanizzciones y Transportes SA                                                     12,213              18,635
         Vidrala SA, Alava                                                                   47,040             943,214
     #   Viscofan Industria Navarra de Envolturas Celulosicas SA                             97,492             945,104
     #   Zeltia SA                                                                           87,378             703,913
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $16,699,311)                                                                                           39,976,546
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Banco Guipuzcoano SA Rights 06/20/05                                                43,530              45,531
     *   Banco Valencia SA Rights 06/07/05                                                  191,814             115,659
     *   Faes Farma SA Rights 07/06/05                                                       36,107              83,532
                                                                                                       ----------------
TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                                       244,722
                                                                                                       ----------------

TOTAL -- SPAIN
(Cost $16,699,311)                                                                                           40,221,268
                                                                                                       ----------------

DENMARK -- (3.9%)
COMMON STOCKS -- (3.9%)
         Aarhus Oliefabrik A.S. Aeries A                                                      4,950             400,319
     *   Alm. Brand A.S.                                                                     28,360             976,134
         Amagerbanken A.S.                                                                    2,734             451,792
         Ambu International A.S. Series B                                                     3,000              71,366
         Amtssparekassen Fyn A.S.                                                             2,243             382,419
         Arkil Holdings A.S. Series B                                                           270              40,168
     #   Bang & Olufsen Holding A.S. Series B                                                13,387             861,014
   * #   Bavarian Nordic A.S.                                                                 4,930             487,856
     *   Brodrene Hartmann A.S. Series B                                                      5,865             155,351
     *   Brondbyernes I.F. Fodbold A.S. Series B                                              2,000              20,702
         Bryggerigruppen A.S.                                                                 8,515             685,029
         Christian Hansen Holding A.S. Series B                                              10,855           1,605,962
         Codan A.S.                                                                          43,400           2,123,322
         Dalhoff, Larsen & Hornemann A.S. Series B                                            1,370             125,746
         Dampskibsselsk Torm A.S.                                                            49,460           2,700,186
         Dantherm Holding A.S.                                                                2,400              46,036
         Danware A.S.                                                                         4,185              73,927
         DFDS A.S., Copenhagen                                                               11,760             716,592
         DiskontoBanken A.S.                                                                    743             166,079
         DSV, De Sammensluttede Vognmaend A.S.                                               22,630           1,755,084
         East Asiatic Co., Ltd.                                                              22,723           1,424,598
         Edb Gruppen A.S.                                                                     3,230             103,983
     *   Fimiston Resources & Technology, Ltd.                                                  400               7,262
         FLS Industries Series B                                                             73,180           1,361,178
         Fluegger A.S. Series B                                                               2,913             281,655
         Foras Holding A.S. Series A                                                         13,292             180,205
         Forstaedernes Bank                                                                   4,322             364,749
     *   Genmab A.S.                                                                         28,629             529,213
     *   Glunz & Jensen A.S.                                                                  1,470              20,241
         GN Great Nordic A.S.                                                               210,980           2,423,246
         H&H International A.S. Series B                                                      1,140             261,754
     *   Hadsten Bank                                                                            70              12,037
         Harboes Bryggeri A.S.                                                                  575             232,628
         Hedegaard (Peder P.) A.S.                                                              660              62,712
         Hojgaard Holding A.S. Series B                                                       2,500              77,699
     *   IC Co. A.S.                                                                          3,510             126,436
     *   Incentive A.S.                                                                       3,575              10,936
     *   Jyske Bank A.S.                                                                     75,520           2,885,152
         Kjobenhavns Sommer Tivoli A.S.                                                         580             262,002
         Koebenhavns Lufthavne                                                                9,910           2,193,114
         Lan & Spar Bank A.S.                                                                 2,250             113,481
     *   Lastas A.S. Series B                                                                 3,600              35,608
         Lollands Bank A.S.                                                                     750              31,687
     *   Maconomy A.S.                                                                        6,000              11,889
   * #   Neurosearch A.S.                                                                     9,160             410,134
         NKT Holding A.S.                                                                    30,245           1,176,633
         Nordjyske Bank A.S.                                                                    920             184,166
     *   NTR Holdings A.S.                                                                    1,130              14,967
         Oestjydsk Bank                                                                         550              68,208
         Per Aarsleff A.S. Series B                                                           1,545              97,004
     *   Pharmexa A.S.                                                                       12,940              47,873
         Ringkjobing Bank                                                                     1,670             141,370
         Ringkjobing Landbobank                                                               1,620             642,532
         Rockwool, Ltd.                                                                      24,520           1,701,834

     *   RTX Telecom A.S.                                                                     8,400              81,805
         Salling Bank                                                                           250              24,796
         Sanistal A.S. Series B                                                               1,786             172,754
     *   SAS Danmark A.S.                                                                    34,300             309,606
         Satair A.S.                                                                          1,350              39,083
         Schouw & Co. A.S.                                                                   15,485             410,445
         Simcorp A.S.                                                                         5,240             416,879
         Sjaelso Gruppen A.S.                                                                 2,388             286,440
         Skjern Bank A.S.                                                                       725              61,529
     *   Sondagsavisen A.S.                                                                  21,165             120,706
         Spar Nord Bank A.S.                                                                  6,823             844,832
         Sparbank Vest A.S.                                                                   6,600             309,848
         Sparekassen Faaborg A.S.                                                               481             187,017
         Sydbank A.S.                                                                        81,720           1,695,299
     #   Thrane & Thrane A.S.                                                                 5,258             216,145
     *   TK Development                                                                      12,478              79,194
     *   Topdanmark A.S.                                                                     28,300           2,032,024
         Treka A.S.                                                                           8,498             220,890
         Vestfyns Bank                                                                          200              25,582
         Vestjysk Bank A.S.                                                                  10,800             375,080
         VT Holdings Shares B                                                                 3,130             170,698
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $17,204,519)                                                                                           39,423,922
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Forstaedernes Bank Rights 06/07/05                                                   4,322              11,435
     *   Pharmexa A.S. Rights 05/31/05                                                       12,940               7,168
                                                                                                       ----------------
TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                                        18,603
                                                                                                       ----------------

TOTAL -- DENMARK
(Cost $17,204,519)                                                                                           39,442,525
                                                                                                       ----------------

NORWAY -- (3.6%)
COMMON STOCKS -- (3.6%)
     *   Acta Holding ASA                                                                    10,000              18,521
     *   Aker Kvaerner OGEP ASA                                                              45,609           1,723,396
         Aker Yards ASA                                                                      28,121           1,030,482
         Aktiv Kapital ASA                                                                   57,017             846,270
         Arendals Fosse Kompani ASA                                                             100              11,616
     *   Blom ASA                                                                            18,367              35,578
         Bonheur ASA                                                                         16,850           1,015,333
     *   Choice Hotel Scandinavia ASA                                                        27,740              86,359
     *   Corrocean ASA                                                                       19,321               8,827
         Det Norske Oljeselskap ASA Series A                                                 88,945           1,021,142
     #   DOF ASA                                                                             97,006             357,186
     #   EDB Elektronisk Data Behandling ASA                                                149,417           1,133,086
         Ekornes ASA                                                                         56,490           1,100,643
   * #   Eltek ASA                                                                           40,842             457,832
         Expert ASA                                                                          48,758             528,206
         Farstad Shipping ASA                                                                60,790             705,709

   * #   Fjord Seafood ASA                                                                  783,483             354,702
   * #   Fred Olsen Energy ASA                                                               91,600           1,838,118
         Ganger Rolf ASA                                                                      6,690             375,531
         Gresvig ASA                                                                          4,590              27,544
     *   Home Invest ASA                                                                     15,077              11,676
     *   Independent Oil Tools ASA                                                           75,603              21,077
     *   Itera Consulting Group ASA                                                          90,000              39,379
     #   Kongsberg Gruppen ASA                                                               49,500             728,672
     *   Kverneland ASA                                                                      16,160             200,188
         Leroy Seafood Group ASA                                                             23,800             156,494
   * #   Merkantildata ASA                                                                  320,521              92,704
         Natural ASA                                                                         10,143              45,538
     *   Nera ASA                                                                           187,753             398,477
     *   Nordic Semiconductor ASA                                                            25,000             195,146
     *   Northern Offshore, Ltd.                                                            214,000              84,972
     *   Ocean Rig ASA                                                                      105,531             690,062
         Odfjell ASA Series A                                                                99,640           1,900,223
         Olav Thon Eiendomsselskap ASA                                                        8,320             604,806
     *   Opticom ASA                                                                          3,600              26,728
     *   Otrum ASA                                                                           11,600              54,984
         P4 Radio Hele Norge ASA                                                             32,200             104,956
     *   Petrolia Drilling ASA                                                              100,000               9,437
     *   Photocure ASA                                                                       26,690             156,104
         Prosafe ASA                                                                         55,980           1,682,144
     *   Q-Free ASA                                                                           8,000              25,325
         Rieber and Son ASA Series A                                                         63,654             508,073
     *   Scana Industrier ASA                                                                50,000              27,707
         Schibsted ASA                                                                      112,960           2,981,575
   * #   Sinvest ASA                                                                         58,220             240,646
         Smedvig ASA Series A                                                                83,580           1,463,172
   * #   Software Innovation ASA                                                             13,423              37,235
         Solstad Offshore ASA                                                                54,100             580,139
     *   Sparebk Midt-Norge                                                                   2,200              95,499
         Steen and Stroem ASA                                                                19,512             539,663
     #   Storebrand ASA                                                                     183,330           1,525,312
     *   Synnove Finden ASA                                                                   4,200              18,911
     #   Tandberg ASA Series A                                                              217,280           2,322,945
   * #   Tandberg Data ASA                                                                   58,950              75,750
     *   Tandberg Storage ASA                                                                48,450              18,743
     *   Tandberg Television ASA                                                             90,430           1,034,264
     *   Telecomputing ASA                                                                   44,963              75,893
     *   Tgs-Nopec Geophysical Co. ASA                                                       40,910           1,127,788
         Tomra Systems ASA                                                                  294,480           1,271,474
     *   TTS Marine ASA                                                                      12,000              49,398
     *   Tybring-Gjed ASA                                                                   145,146              71,210
     *   Unit 4 Agresso NV                                                                    4,620              49,374
         Veidekke ASA                                                                        21,846             432,594
         Visma ASA                                                                           47,393             547,676
         Wilhelmsen (Wilhelm), Ltd. ASA Series A                                             60,800           1,545,039
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $19,444,016)                                                                                           36,545,253
                                                                                                       ----------------

INVESTMENT IN CURRENCY -- (0.0%)
     *   Norwegian Krone                                                                                        101,196
                                                                                                       ----------------
(Cost $102,528)

TOTAL -- NORWAY
(Cost $19,546,544)                                                                                           36,646,449
                                                                                                       ----------------

BELGIUM -- (3.3%)
COMMON STOCKS -- (3.3%)
     *   Abfin SA                                                                             2,560                   0
     #   Ackermans & Van Haaren SA                                                           54,011           2,143,143
   * #   Arinso International NV                                                             14,739             204,715
         Associated Weavers International                                                     5,057              48,551
         Banque Nationale de Belgique                                                           710           2,916,481
     #   Barco (New) NV                                                                      17,896           1,299,920
     #   Bekaert SA                                                                          32,028           2,374,353
         Brantano NV                                                                          2,060             120,734
     #   Brederode SA                                                                        12,180             306,272
         Carrieres Unies Porphyre                                                                20              35,088
     #   CFE (Compagnie Francois d'Entreprises)                                               2,080             839,161
     #   Cofinimmo SA                                                                        11,516           1,828,885
     *   Commerciale de Brasserie SA COBRHA                                                     115             148,473
     #   Compagnie Maritime Belge                                                            41,185           1,344,854
     *   Cumerio                                                                              9,586             132,116
     #   Deceuninck SA                                                                       63,700           1,863,952
     #   D'Ieteren SA                                                                         6,425           1,275,781
     #   Distrigaz                                                                               57             214,180
     *   Docpharma SA NV                                                                      4,489             152,683
         Dolmen Computer Applications                                                         5,036              58,369
         Duvel Moorgat NV                                                                     5,019             166,435
         Euronav SA                                                                          41,185           1,219,921
         EVS Broadcast Equipment SA                                                           5,500             134,757
         Exmar NV                                                                             8,641             520,153
         Floridienne NV                                                                       2,033             145,133
         Glaces de Moustier-sur-Sambre SA                                                    13,370             562,948
     *   ICOS Vision Systems Corp. NV                                                        12,914             336,156
     *   Immobel (Cie Immobiliere de Belgique SA)                                             5,621             241,740
     *   Innogenetics NV                                                                     39,726             637,637
     *   Integrated Production & Test Engineering NV                                          4,380              23,434
     *   International Brachtherapy SA                                                        9,935              60,498
     *   Ion Beam Application SA                                                             35,077             241,477
     *   Ipso-Ilg SA                                                                          5,990              53,452
         Keytrade Bank SA                                                                     2,800              94,475
         Kinepolis Group NV                                                                   5,020             162,417
         Lotus Bakeries NV                                                                      650              82,662
     #   Melexis NV                                                                          52,741             641,682
         Metiers Automatiques Picanol                                                        16,120             343,772
     *   Neuhaus NV                                                                             670              35,448
     #   Nord-Sumatra Investissements SA                                                        650             292,180
     #   Omega Pharma SA                                                                     28,203           1,437,698
     *   Option NV                                                                           14,958             487,048
         Papeteries de Catala SA                                                                315              34,886
     #   Quick Restaurants SA                                                                19,501             372,497
     *   Real Software SA                                                                    55,542              34,927

     #   Recticel SA                                                                         22,870             194,177
     *   Resilux NV                                                                           1,754              83,029
         Rosier SA                                                                              655             102,712
     #   Roularta Media Groep                                                                 9,837             605,545
     *   Sait Radioholland                                                                    7,313              38,725
     #   Sapec SA                                                                             3,635             366,830
     *   Sapec SA VVPR                                                                           75                 205
     #   Sioen Industries                                                                    21,502             235,250
     *   SIPEF (Societe Internationale de Plantations & de Finance), Anvers                   1,685             282,206
     *   Solvus SA                                                                           38,344             734,907
     *   Solvus SA Interim Strip VVPR                                                        18,176                 224
         Spector Photo Group SA                                                               5,408              43,306
     *   Systemat SA                                                                         12,107              81,980
     #   Telindus Group SA                                                                   64,911             718,239
         Ter Beke NV                                                                          2,281             179,544
     #   Tessenderlo Chemie                                                                  47,282           1,831,358
         UNIBRA                                                                               1,600             163,221
         Union Miniere SA                                                                     9,586             752,973
     #   Van de Velde NV                                                                      2,683             472,472
         VPK Packaging Group SA                                                               7,185             247,553
     #   Warehouses de Pauw Sicafi                                                            9,025             393,911
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $22,063,145)                                                                                           33,199,511
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Belge des Betons Contingent Rights                                                   8,500                   0
                                                                                                       ----------------
(Cost $0)

TOTAL -- BELGIUM
(Cost $22,063,145)                                                                                           33,199,511
                                                                                                       ----------------

IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
         Abbey P.L.C.                                                                        50,849             574,416
     *   Ardagh P.L.C.                                                                       14,262              41,243
     *   Datalex P.L.C.                                                                      72,754              37,538
         DCC P.L.C.                                                                         136,863           2,713,488
         Donegal Creameries P.L.C.                                                           18,079              85,652
     *   Dragon Oil P.L.C.                                                                  307,485             510,233
         FBD Holdings P.L.C.                                                                 23,114             675,524
         Fyffes P.L.C.                                                                      630,111           1,767,415
         Glanbia P.L.C.                                                                     321,765           1,042,847
         Grafton Group P.L.C.                                                               284,256           3,302,959
         Greencore Group P.L.C.                                                             306,561           1,288,111
     *   Horizon Technology Group P.L.C.                                                     45,564              57,131
         IAWS Group P.L.C.                                                                  153,525           2,304,092
         IFG Group P.L.C.                                                                    52,309              59,863
         Independent News & Media P.L.C.                                                    645,069           1,983,328
     *   Iona Technologies P.L.C.                                                            53,750             180,076
         Irish Intercontental Group P.L.C.                                                   37,153             439,391
     *   IWP International P.L.C.                                                            39,611               3,899

         Jurys Hotel Group P.L.C.                                                           114,531           2,140,254
     *   Kenmare Resources P.L.C.                                                           942,269             405,905
         Kingspan Group P.L.C.                                                              185,024           2,153,739
         McInerney Holdings P.L.C.                                                           58,094             592,857
         Paddy Power P.L.C.                                                                  71,162           1,221,796
         Readymix P.L.C.                                                                    109,762             284,433
         United Drug P.L.C.                                                                 442,555           1,857,124
     *   Waterford Wedgwood P.L.C.                                                        2,737,733             138,126
                                                                                                       ----------------

TOTAL -- IRELAND
(Cost $16,873,795)                                                                                           25,861,440
                                                                                                       ----------------

AUSTRIA -- (2.1%)
COMMON STOCKS -- (2.1%)
     *   Admiral Sportwetten AG                                                               1,000              17,535
         Agrana Beteiligungs AG                                                               2,921             261,905
         Andritz AG                                                                          13,609           1,187,041
         Austria Email AG                                                                       715               3,085
     *   Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft                  42,784             369,021
         Bank Fuer Kaernten und Steiermark AG                                                   520              61,493
   * #   Betandwin.com Interactive Entertainment AG                                          12,749           1,824,094
         Boehler-Uddeholm AG                                                                 11,195           1,444,834
         BWT AG                                                                              21,819             670,478
     *   CA Immobilien Anlagen AG                                                            36,830             923,809
         Constantia-Verpackungen AG                                                          19,123             636,370
     *   Conwert Immobilien Invest AG                                                        18,614             306,558
     *   Demeter Vermoegensverwaltung                                                        15,000                   0
     *   Eybl International AG                                                                2,400              59,006
         Flughafen Wien AG                                                                   25,698           1,645,900
         Frauenthal Holding AG                                                                  485              50,953
     *   Immofinanz Immobilien Anlagen AG                                                   165,130           1,492,002
         Lenzing AG                                                                           3,948             935,308
         Manner (Josef) & Co. AG                                                                870              42,823
         Mayr-Melnhof Karton AG                                                              11,760           1,676,150
         Oberbank AG                                                                          5,384             531,147
         Palfinger AG                                                                        10,383             600,202
   * #   RHI AG, Wien                                                                        29,275             806,974
         Rosenbauer International AG                                                          1,530             112,603
     *   S&T System Integration & Technology Distribution AG                                  2,515              92,580
         Schoeller-Bleckmann Oilfield Equipment AG                                           11,860             284,419
     *   Sparkassen Immobilien AG                                                            33,975             342,114
         Ubm Realitaetenentwicklung AG                                                        1,440              61,492
     #   Uniqa Versicherungen AG                                                            128,555           2,246,598
         Voestalpine AG                                                                      30,095           2,029,010
     *   Wolford AG                                                                           4,900             105,603
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $11,965,667)                                                                                           20,821,107
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Boehler-Uddeholm AG Rights 06/02/05                                                 11,195                   0
     *   CA Immobilien Anlagen AG Rights 06/01/05                                            34,837                 429
     *   Jenbacher AG Rights 03/31/08                                                         7,860                   0
                                                                                                       ----------------
TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                                           429
                                                                                                       ----------------

TOTAL -- AUSTRIA
(Cost $11,965,667)                                                                                           20,821,536
                                                                                                       ----------------

PORTUGAL -- (1.2%)
COMMON STOCKS -- (1.2%)
         Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                        194,100             273,188
         EFACEC Capital, SGPS, SA                                                            60,600             162,350
         Finibanco Holdings SGPS, SA                                                         35,482              56,133
     *   Gescartao, SGPS, SA                                                                 10,107             133,188
         Ibersol SGPS SA                                                                     14,462              94,311
   * #   Impresa Sociedade Gestora de Participacoes Socias SA                               190,166           1,284,504
     *   Investimentos Participacoes e Gestao SA Inapa                                       43,702             133,886
         Jeronimo Martins SGPS SA                                                           170,757           2,389,975
         Mota-Engil, SGPS, SA                                                               250,900             741,711
   * #   Novabase SGPS                                                                       56,005             409,918
   * #   ParaRede-SGPS SA                                                                    97,133              40,764
         Portucel-Empresa Produtora de Pasta de Papel SA                                    466,977             805,259
         Sag Gest - Solucoes Automovel Globais SGPS SA                                      235,500             371,460
         Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA              54,900             253,341
     *   Sociedad Construcoes Soares da Costa SA                                             19,200              35,805
     #   Sociedade de Investimento e Gestao SGPS SA                                         160,396             909,016
         Sonae SGPS SA                                                                    1,079,900           1,582,540
   * #   Sonaecom SGPS SA                                                                   321,175           1,384,888
     *   Sporting Sociedad Desportiva de Futebol                                              3,301               9,828
         Teixeira Duarte Engenharia e Construcoes SA                                        609,000             824,289
                                                                                                       ----------------

TOTAL -- PORTUGAL
(Cost $6,843,117)                                                                                            11,896,354
                                                                                                       ----------------

EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
     *   Euro Currency                                                                                          554,480
                                                                                                       ----------------
(Cost $564,980)

UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
     *   Epicor Software Corp.                                                                2,171              26,768
     *   InFocus Corp.                                                                       10,455              43,493
                                                                                                       ----------------

TOTAL -- UNITED STATES
(Cost $214,919)                                                                                                  70,261
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
            TEMPORARY CASH INVESTMENTS -- (18.9%)

                  ^  Repurchase Agreement, Deutsche Bank Securities &
                     Mizuho Securities USA 2.96% and 2.98%, respectively,
                     06/01/05 (Collateralized by $277,454,335 U.S. TIPS
                     1.875%, 07/15/13 & U.S. STRIPS, rates ranging from 0%
                     to 9.875%, maturities ranging from 11/15/05 to
                     02/15/29, valued at $193,688,829) to be repurchased
                     at $189,898,459 (Cost $189,882,796)                           $        189,883         189,882,796

                     Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
                     06/01/05 (Collateralized by $828,000 FNMA Notes 2.95%,
                     11/14/07, valued at $826,965) to be repurchased at
                     $814,065 (Cost $814,000)                                                   814             814,000
                                                                                                       ----------------
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $190,696,796)                                                                             190,696,796
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $724,614,597)                                                                                    $  1,006,081,648
                                                                                                       ----------------

----------
+        Securities have been fair valued.  See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE +
                                                                                   ----------------    ----------------
     MEXICO -- (12.1%)
     COMMON STOCKS -- (12.1%)
               Alfa S.A. de C.V. Series A                                                   640,590    $      3,678,389
               America Movil S.A. de C.V. Series L                                       10,897,700          30,837,777
           *   America Telecom S.A. de C.V. Series A                                      5,129,240          15,504,095
           *   Carso Global Telecom S.A. de C.V. Telecom Series A1                        3,638,671           6,452,048
               Cementos de Mexico S.A. de C.V. Series B                                   1,551,017          11,800,403
               Coca-Cola Femsa S.A. de C.V. Series L                                      1,310,600           3,111,431
               Consorcio Ara S.A.                                                           157,500             512,249
               Controladora Comercial Mexicana S.A. de C.V. Series B                        633,700             681,188

           *   Corporacion Interamericana de Entramiento S.A. de C.V.
                 Series B                                                                    75,000             145,392
           *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                     1,107                 214
               Corporativo Fragua S.A. de C.V. Series B                                          21                  67
           *   Desc S.A. de C.V. Series B                                                   619,841             167,996
               El Puerto de Liverpool S.A. de C.V. Series C1                                339,500             686,215
               Embotelladora Arca S.A. de C.V., Mexico                                      466,500             959,629
           *   Empresas ICA Sociedad Controladora S.A. de C.V.                              623,700             246,401
               Empresas la Moderna S.A. de C.V. Series A                                    120,000              22,993
               Fomento Economico Mexicano Series B & D                                      754,800           4,122,695
               Gruma S.A. de C.V. Series B                                                   90,406             193,116
               Grupo Carso S.A. de C.V. Series A-1                                        3,272,232           5,712,092
               Grupo Continental S.A. de C.V.                                               358,600             553,499
               Grupo Elektra S.A. de C.V.                                                   141,400           1,000,317
               Grupo Financiero del Norte S.A. Series C                                     568,984           3,789,445
           *   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                          22,746              11,703
               Grupo Financiero Inbursa S.A. de C.V. Series O                             3,161,776           6,739,328
           *   Grupo Gigante S.A. de C.V. Series B                                          117,282              80,815
               Grupo Industrial Bimbo S.A. de C.V. Series A                               1,711,100           4,653,338
               Grupo Industrial Maseca S.A. de C.V. Series B                                229,000             130,234
               Grupo Modelo S.A. de C.V. Series C                                         2,602,300           7,889,851
           *   Grupo Nutrisa S.A. de C.V.                                                       129                  50
           *   Grupo Qumma S.A. de C.V. Series B                                              1,591                  26
               Grupo Televisa S.A. (Certificate Representing Series A,
               Series D & Series L)                                                       2,117,800           6,339,186
           *   Grupo Tribasa S.A. de C.V.                                                     2,120                   0
               Hylsamex S.A. de C.V. Series B                                               153,914             554,322
               Industrias Penoles S.A. de C.V.                                              324,600           1,604,458
               Kimberly Clark de Mexico S.A. de C.V. Series A                               980,200           3,120,437
               Nueva Grupo Mexico S.A. de C.V. Series B                                     930,858           4,395,862
           *   Organizacion Soriana S.A. de C.V. Series B                                   701,000           2,666,342
               Telefonos de Mexico S.A. Series A                                            200,000             186,690
               Telefonos de Mexico S.A. de C.V.                                          18,366,800          16,975,833
               TV Azteca S.A. de C.V. Series A                                            1,832,100             935,883
           *   US Commercial Corp. S.A. de C.V.                                             223,000              80,416
               Vitro S.A. de C.V.                                                           121,600              94,850
               Wal-Mart de Mexico S.A. de C.V. Series V                                   5,494,302          20,822,553
                                                                                                       ----------------

     TOTAL -- MEXICO
     (Cost $112,747,040)                                                                                    167,459,828
                                                                                                       ----------------

     TAIWAN -- (11.7%)
     COMMON STOCKS -- (11.7%)
               Acer, Inc.                                                                 1,051,883           1,990,209
           *   Advanced Semiconductor Engineering, Inc.                                   2,302,396           1,662,238
               Advantech Co., Ltd.                                                          138,254             325,610
               Asia Cement Corp.                                                          1,009,750             645,500
               Asustek Computer, Inc.                                                     1,479,062           4,070,093
           *   Au Optronics Corp.                                                         2,755,487           4,555,326
               Benq Corp.                                                                 1,083,160           1,113,908
               Cathay Financial Holdings Co., Ltd.                                        5,527,529          10,537,019
               Cathay Real Estate Development Co., Ltd.                                     568,213             238,013
           *   Chang Hwa Commercial Bank                                                  2,407,796           1,352,975
               Cheng Shin Rubber Industry Co., Ltd.                                         487,437             539,634
               Cheng Uei Precision Industry Co., Ltd.                                        43,136             119,317
               Chi Mei Optoelectronic Corp.                                               2,536,177           3,983,214
               China Airlines                                                             1,236,157             684,244
           *   China Development Financial Holding Corp.                                  5,507,000           2,097,432
               China Motor Co., Ltd.                                                        714,628             735,133
               China Steel Corp.                                                          5,889,753           5,730,002
               Chinatrust Financial Holdings Co., Ltd.                                    3,310,473           3,719,032
           *   Chungwa Picture Tubes Co., Ltd.                                            3,932,298           1,721,769
               CMC Magnetics Corp.                                                        1,356,400             626,080
               Compal Electronics, Inc.                                                   1,595,372           1,525,437
           *   Cosmos Bank Taiwan                                                           478,000             226,941
               Delta Electronics Industrial Co., Ltd.                                       822,228           1,330,514
               D-Link Corp.                                                                 145,122             175,109
               E.Sun Financial Holding Co., Ltd.                                          1,482,744           1,201,988
           *   Eva Airways Corp.                                                          1,326,289             656,994
               Evergreen Marine Corp., Ltd.                                               1,320,382           1,180,997
               Far East Textile, Ltd.                                                     2,372,668           1,777,511
           *   Far Eastern International Bank                                               583,000             317,434
           *   First Financial Holding Co., Ltd.                                          3,192,000           2,592,120
               Formosa Chemicals & Fiber Co., Ltd.                                        3,480,090           6,299,508
               Formosa Plastics Corp.                                                     3,027,210           5,143,441
               Formosa Taffeta Co., Ltd.                                                    436,767             213,149
               Fu Sheng Industrial Co., Ltd.                                                203,035             247,827
               Fubon Financial Holding Co., Ltd.                                          6,054,052           5,734,274
               Fuh-Hwa Financial Holding Co., Ltd.                                        1,082,976             573,651
               Giga-Byte Technology Co., Ltd.                                               167,160             183,172
               High Tech Computer Corp.                                                     122,600           1,079,606
               Hon Hai Precision Industry Co., Ltd.                                       1,899,306           9,940,234
               Hotai Motor Co., Ltd.                                                        223,000             503,647
           *   Hsinchu International Bank                                                   451,800             264,802
               Hua Nan Financial Holding Co., Ltd.                                        3,654,320           2,820,860
               International Bank of Taipei                                                 885,928             608,765
               Inventec Corp.                                                               763,888             352,916

               Lite-On Technology Corp.                                                   1,331,010           1,422,942
           *   Macronix International Co., Ltd.                                           1,547,500             242,255
               Media Tek, Inc.                                                              418,730           3,605,331
               Mega Financial Holding Co., Ltd.                                           6,278,535           4,067,932
               Mitac International Corp.                                                    166,000             176,717
           *   Mosel Vitelic Inc. Co., Ltd.                                                     336                  92
               Nan Ya Plastic Corp.                                                       4,237,625           5,792,656
           *   Nanya Technology Co., Ltd.                                                 2,240,989           1,714,196
               Optimax Technology Corp.                                                     112,455             273,952
               Oriental Union Chemical Corp.                                                132,531             120,462
           *   Pacific Electric Wire & Cable Corp.                                          233,200               3,866
               Pou Chen Corp.                                                             1,001,859             818,176
               President Chain Store Corp.                                                  435,260             797,159
           *   Q-Run Technology Co., Ltd.                                                   187,200             705,438
               Quanta Computer, Inc.                                                      2,051,308           3,742,611
           *   Quanta Display, Inc.                                                       2,116,000           1,046,887
               Realtek Semiconductor Corp.                                                  194,001             196,432
               Ritek Corp.                                                                  580,204             203,450
               Shin Kong Financial Holding Co., Ltd.                                      1,753,463           1,774,619
               Siliconware Precision Industries Co., Ltd.                                   874,200             828,429
               SinoPac Holdings Co., Ltd.                                                 1,721,096             916,156
               Sunplus Technology Co., Ltd.                                                 361,145             501,217
               Synnex Technology International Corp.                                        326,680             487,055
               Taishin Financial Holdings Co., Ltd.                                       2,495,135           2,150,829
           *   Taiwan Business Bank                                                       1,632,644             517,917
               Taiwan Cement Corp.                                                        1,302,731             739,455
               Taiwan Glass Ind. Corp.                                                      542,079             516,255
               Taiwan Life Insurance Co., Ltd                                               101,200             172,598
               Taiwan Semiconductor Manufacturing Co., Ltd.                              13,743,936          24,779,451
           *   Tatung Co., Ltd.                                                           1,684,000             536,702
               Transcend Information, Inc.                                                   35,187              90,055
               U-Ming Marine Transport Corp.                                                279,050             434,936
               Uni-President Enterprises Corp.                                            1,495,020             674,327
           *   United Microelectronics Corp.                                              8,696,611           5,859,321
           *   Via Technologies, Inc.                                                       359,699             232,711
           *   Walsin Lihwa Corp.                                                         1,338,000             558,095
               Wan Hai Lines Co., Ltd.                                                      823,934             777,861
               Waterland Financial Holdings                                                 801,000             336,247
           *   Winbond Electronics Corp.                                                  1,794,000             575,308
               Wintek Corp.                                                                 151,000             202,586
               Ya Hsin Industrial Co., Ltd.                                                 223,683             210,156
           *   Yageo Corp.                                                                  608,440             229,865
               Yang Ming Marine Transport Corp.                                           1,248,894           1,095,527
               Yieh Phui Enterprise Co., Ltd.                                               266,435             136,096
               Yuen Foong Yu Paper Manufacturing Co., Ltd.                                  383,022             144,808
               Yulon Motor Co., Ltd.                                                        684,753             793,686
               Zyxel Communication Corp.                                                    116,980             295,407
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $143,235,910)                                                                                    162,895,874
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Taiwan Dollar                                                                                     17,498
                                                                                                       ----------------
     (Cost $17,422)
     TOTAL -- TAIWAN
     (Cost $143,253,332)                                                                                    162,913,372
                                                                                                       ----------------

     SOUTH KOREA -- (11.7%)
     COMMON STOCKS -- (11.7%)
               Amorepacific Corp.                                                             5,100           1,329,694
               CJ Corp.                                                                      10,400             740,276
               Daelim Industrial Co., Ltd.                                                   16,090             771,661
               Daewoo Engineering & Construction Co., Ltd.                                  247,900           1,734,810
               Daewoo Heavy Industries & Machinery, Ltd.                                    113,400             913,943
               Daewoo International Corp.                                                    32,910             483,589
           *   Daewoo Securities Co., Ltd.                                                   56,445             373,741
               Daewoo Shipbuilding & Marine Engineering Co., Ltd.                           126,010           2,536,876
               Dongkuk Steel Mill Co., Ltd.                                                  14,670             239,848
               Doosan Heavy Industries & Construction Co., Ltd.                              24,500             337,234
               GS Holdings Corp.                                                             42,945             968,036
               Hanjin Shipping Co., Ltd.                                                     35,750             952,294
               Hankook Tire Manufacturing Co., Ltd.                                          72,650             820,116
               Hanwha Chemical Corp.                                                         32,000             342,885
               Hite Brewery Co., Ltd.                                                        12,140           1,117,612
           *   Honam Petrochemical Corp.                                                      8,750             342,947
               Hyundai Development Co.                                                       33,870             713,391
               Hyundai Heavy Industries Co., Ltd.                                            43,820           2,292,452
           *   Hyundai Merchant Marine Co., Ltd.                                             67,170           1,064,216
               Hyundai Mobis                                                                 46,710           3,001,525
               Hyundai Motor Co., Ltd.                                                      103,609           5,804,693
               INI Steel Co., Ltd.                                                           45,530             669,464
               Kangwon Land, Inc.                                                           138,510           1,988,073
               Kia Motors Corp.                                                             250,830           3,568,154
               Kookmin Bank                                                                 146,005           6,402,301
               Korea Electric Power Corp.                                                   495,290          14,472,188
           *   Korea Exchange Bank                                                          561,620           4,759,380
               Korea Gas                                                                     65,190           1,823,804
               Korean Air Co., Ltd.                                                          42,880             761,393
               KT Corp.                                                                     195,930           7,896,552
               KT&G Corp.                                                                   103,590           3,628,014
               Kumgang Korea Chemical Co., Ltd.                                               5,970           1,004,380
           *   LG Card Co., Ltd.                                                             64,169           2,142,657
               LG Chemical Investment, Ltd.                                                 126,575           3,224,579
               LG Chemical, Ltd.                                                             33,656           1,221,714
               LG Electronics, Inc.                                                          77,220           5,559,551
               LG Engineering & Construction Corp.                                           23,120             719,009
               LG Investment & Securities Co., Ltd.                                          40,060             373,109
               LG Petrochemical Co., Ltd.                                                    18,420             447,786
           *   LG Phillips LCD Co., Ltd.                                                     22,030           1,142,710
               Lotte Chilsung Beverage Co., Ltd.                                                400             373,628
           *   NCsoft Corp.                                                                  10,110             881,432
               Nong Shim Co., Ltd.                                                            3,050             919,130
               POSCO                                                                         40,940           7,297,089
               Pusan Bank                                                                    50,610             430,347
               S1 Corp.                                                                      20,538             839,513
               Samsung Corp.                                                                 58,510             798,482
               Samsung Electro-Mechanics Co., Ltd.                                           32,707             794,372

               Samsung Electronics Co., Ltd.                                                 53,188          25,686,766
               Samsung Fire and Marine Insurance, Ltd.                                       24,219           1,834,462
               Samsung Heavy Industries Co., Ltd.                                           100,590             841,685
               Samsung SDI Co., Ltd.                                                         22,742           2,164,363
               Samsung Securities Co., Ltd.                                                  29,230             754,592
               Seoul Bank                                                                   104,780           2,658,698
               Shinhan Financial Group Co., Ltd.                                            165,422           4,236,740
               Shinsegae Co., Ltd.                                                            9,100           3,015,812
               SK Corp., Ltd.                                                                66,504           3,448,220
               SK Telecom Co., Ltd.                                                          56,085           9,947,204
               S-Oil Corp.                                                                   86,310           6,356,268
                                                                                                       ----------------

     TOTAL -- SOUTH KOREA
     (Cost $94,368,322)                                                                                     161,965,460
                                                                                                       ----------------

     SOUTH AFRICA -- (10.9%)
     COMMON STOCKS -- (10.9%)
               ABSA Group, Ltd.                                                             604,870           7,346,378
               African Oxygen, Ltd.                                                         393,939           1,477,115
               Anglo American Platinum Corp., Ltd.                                          302,315          12,993,774
               Anglo American PLC                                                           667,281          15,902,785
               Anglogold, Ltd.                                                              304,962          10,293,029
           *   Anglovaal Mining, Ltd.                                                        93,775             463,461
               Aspen Pharmacare Holdings PLC                                                259,317             949,904
               AVI, Ltd.                                                                    178,834             326,907
               Barloworld, Ltd.                                                             157,177           2,031,363
               Bidvest Group, Ltd.                                                          254,135           2,583,633
           *   Consol, Ltd.                                                                 178,834             273,079
           *   Dimension Data Holdings PLC                                                  246,926             143,310
           *   Discovery Holdings, Ltd.                                                     463,855           1,498,636
               Edgars Consolidated Stores, Ltd.                                              39,111           1,531,616
               Firstrand, Ltd.                                                            5,453,719          10,993,898
               Foschini, Ltd.                                                               167,846             903,392
               Gold Fields, Ltd.                                                            306,889           3,366,763
               Harmony Gold Mining Co., Ltd.                                                298,281           2,213,024
               Impala Platinum Holdings, Ltd.                                                46,076           3,871,032
           *   Imperial Holdings, Ltd.                                                      159,111           2,339,773
               Investec, Ltd.                                                                28,155             809,000
               JD Group, Ltd.                                                               119,825           1,059,422
               Kumba Resources, Ltd.                                                         15,092             148,775
               Liberty Group, Ltd.                                                          331,965           3,026,709
               Massmart Holdings, Ltd.                                                      136,739             848,955
               Mittal Steel South Africa, Ltd.                                              545,537           4,069,873
               MTN Group, Ltd.                                                            1,329,332           8,773,164
               Nampak, Ltd.                                                                 460,336           1,015,773
               Naspers, Ltd. Series N                                                       204,973           2,519,852
               Nedcor, Ltd.                                                                 454,722           5,066,339
               Network Healthcare Holdings, Ltd.                                          1,448,416           1,285,890
               Old Mutual PLC                                                             2,547,699           5,422,437
               Pick'n Pay Stores, Ltd.                                                      584,356           2,131,740
               Pretoria Portland Cement Co., Ltd.                                            75,919           2,437,822
               Sanlam, Ltd.                                                               1,913,846           3,152,969

               Santam, Ltd.                                                                  81,524             730,420
               Sappi, Ltd.                                                                  163,117           1,579,527
               Standard Bank Group, Ltd.                                                    979,729           8,918,054
               Steinhoff International Holdings, Ltd.                                       954,753           1,897,552
               Telkom SA, Ltd.                                                              660,710          10,789,042
               Tiger Brands, Ltd.                                                           111,679           1,773,769
               Truworths International, Ltd.                                                307,364             757,453
           *   Woolworths Holdings, Ltd.                                                    689,630           1,056,654
                                                                                                       ----------------

     TOTAL -- SOUTH AFRICA
     (Cost $135,051,995)                                                                                    150,774,063
                                                                                                       ----------------

     BRAZIL -- (10.8%)

     PREFERRED STOCKS -- (9.7%)
               Ambev Cia de Bebidas das Americas                                         12,453,835           3,721,937
               Aracruz Celulose SA Series B                                                 711,999           2,405,342
               Banci Itau Holding Financeira SA                                              86,800          15,274,206
               Banco Bradesco SA                                                            401,079          12,908,768
               Brasil Telecom Participacoes SA                                          234,026,240           1,555,966
               Brasil Telecom SA                                                        626,730,875           2,523,050
               Brasileira de Distribuicao Pao de Acucar                                  58,650,000           1,241,399
           *   Braskem SA Preferred A                                                       435,600           4,150,810
               Companhia Energetica de Minas Gerais                                     109,900,000           3,329,612
               Embraer Empresa Brasileira de Aeronautica                                    747,821           5,654,824
           *   Embratel Participacoes SA                                                143,582,922             305,103
           *   Empresa Nasional de Comercio Redito e Participacoes SA                       480,000               2,391
               Gerdau SA                                                                    465,156           4,691,135
               Investimentos Itau SA                                                      3,300,893           6,740,151
               Klabin SA                                                                    682,875           1,125,135
           *   Lojas Renner SA                                                              800,000              26,728
               Metalurgica Gerdau SA                                                         98,850           1,370,239
               Paranaense de Energia Series B                                           100,000,000             572,733
               Siderurgica Belgo-Mineira                                                 10,870,000           4,781,988
               Siderurgica de Tubarao                                                    63,720,000           3,427,314
               Siderurgica Paulista Casipa Series B                                             325               6,070
               Suzano Bahia Sul Papel e Celullose SA                                        143,545             625,533
           *   Tele Centro Oeste Celular Participacoes SA                                    76,815             820,911
               Tele Norte Leste Participacoes SA                                            180,034           2,736,188
           *   Tele Sudeste Celular Participacoes SA                                         16,200             129,761
               Telemar Norte Leste SA                                                       225,100           5,259,651
           *   Telesp Celular Participacoes SA                                              858,662           4,351,219
               Telesp Participacoes SA                                                  621,100,000          11,793,038
               Unibanco-Uniao de Bancos Brasileiros SA                                       20,000              60,178
               Unibanco-Uniao de Bancos Brasileiros Units SA                                513,130           3,679,969
               Usinas Siderurgicas de Minas Gerais SA                                       200,539           3,777,740
               Vale do Rio Doce Series A                                                    926,880          22,888,300
           *   Vale do Rio Doce Series B                                                     81,160                   0
               Votorantim Celulose e Papel SA                                                71,336             847,032
               Weg SA                                                                       489,800           1,485,967
                                                                                                       ----------------
     TOTAL PREFERRED STOCKS
     (Cost $78,699,331)                                                                                     134,270,388
                                                                                                       ----------------

     COMMON STOCKS -- (1.1%)
               Ambev Cia de Bebidas das Americas                                          5,420,000           1,453,131
               Brasil Telecom Participacoes SA                                           59,520,574             535,055
               Companhia Siderurgica Nacional SA                                            241,404           4,278,046
               Copesul Companhia Petroquimica do Sul                                         55,860             739,545
               CPFL Geracao de Energia SA                                                 3,140,000              14,987
           *   Embratel Participacoes SA                                                 57,550,000             114,646
               Souza Cruz Industria e Comercio                                              521,300           6,555,464
           *   Tele Centro Oeste Celular Participacoes SA                                    19,748             215,962
           *   Tele Norte Celular Participacoes SA                                       57,624,254              21,524
               Tele Norte Leste Participacoes SA                                             59,254           1,224,673
           *   Tele Sudeste Celular Participacoes SA                                            613               4,740
           *   Tractebel Energia SA                                                         108,600             531,394
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $9,933,446)                                                                                       15,689,167
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Brazilian Real                                                                                    34,038
                                                                                                       ----------------
     (Cost $32,142)

     RIGHTS/WARRANTS -- (0.0%)
           *   Itausa-Investimentos Itau SA Preferred Rights 06/01/05                        25,591               9,240
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- BRAZIL
     (Cost $88,664,919)                                                                                     150,002,833
                                                                                                       ----------------

     MALAYSIA -- (6.6%)
     COMMON STOCKS -- (6.6%)
           *   AmInvestment Group Berhad                                                    406,882             173,460
               AMMB Holdings Berhad                                                       2,103,331           1,281,975
               Berjaya Sports Toto Berhad                                                   746,800             765,698
               British American Tobacco Berhad                                              295,300           3,145,379
               CIMB Berhad                                                                  259,300             341,070
               Commerce Asset Holding Berhad                                              2,588,400           3,170,177
           *   Digi.Com Berhad                                                              767,162           1,047,881
               Diversified Resources Berhad                                                 643,200             233,317
               Gamuda Berhad                                                                510,000             584,406
               Genting Berhad                                                               697,300           3,282,146
               Golden Hope Plantations Berhad                                               948,200             952,708
               Highlands and Lowlands Berhad                                                107,500             107,467
               Hong Leong Bank Berhad                                                     1,607,150           2,113,878
               Hong Leong Credit Berhad                                                   1,060,629           1,120,858
               IJM Corp. Berhad                                                             228,300             282,275
               IOI Corp. Berhad                                                           1,044,500           2,526,453
               IOI Oleochemical Industries Berhad                                            22,041              53,346
               IOI Properties Berhad                                                        151,300             292,553
               Kuala Lumpur Kepong Berhad                                                   747,000           1,257,443
               Magnum Corp. Berhad                                                        1,487,600             782,169
               Malakoff Berhad                                                              835,700           1,603,712
               Malayan Banking Berhad                                                     2,815,700           8,142,334

               Malayan Cement Berhad                                                      2,266,300             351,476
               Malaysia Mining Corp. Berhad                                                 828,700             414,207
               Malaysian Airlines System Berhad                                           1,090,600           1,016,099
               Malaysian International Shipping Corp. (Foreign)                           1,501,566           6,824,540
               Malaysian Pacific Industries                                                 170,000             482,570
               Malaysian Plantations Berhad                                                 927,500             590,137
               Maxis Communications Berhad                                                1,631,600           4,226,294
               Nestle (Malaysia) Berhad                                                     229,200           1,440,167
               Oriental Holdings Berhad                                                     215,300             226,310
               Oyl Industries Berhad                                                        134,300           1,281,040
               Petronas Dagangan Berhad                                                     813,400             894,588
               Petronas Gas Berhad                                                        1,810,900           3,380,889
               Plus Expressways Berhad                                                    3,046,800           2,467,171
               PPB Group Berhad                                                             579,600           1,097,171
               Proton Holdings Berhad                                                       389,000             726,132
               Public Bank Berhad                                                         1,550,201           2,729,507
               Resorts World Berhad                                                       1,120,700           2,840,505
               RHB Capital Berhad                                                         1,849,900             977,243
               Shell Refining Co. Federation of Malaysia Berhad                             227,000             549,315
               Sime Darby Berhad                                                          2,334,600           3,563,750
               Southern Bank Berhad                                                          48,440              41,009
               Southern Bank Berhad (Foreign)                                             1,412,337           1,151,714
               SP Setia Berhad                                                              488,100             475,362
               Star Publications (Malaysia) Berhad                                          182,800             331,621
               Telekom Malaysia Berhad                                                    3,138,900           8,078,652
               Tenaga Nasional Berhad                                                     3,662,800           9,923,114
               UMW Holdings Berhad                                                          364,533             479,289
               YTL Corp. Berhad                                                           1,578,966           2,180,370
                                                                                                       ----------------

     TOTAL -- MALAYSIA
     (Cost $86,119,098)                                                                                      92,000,947
                                                                                                       ----------------

     TURKEY -- (6.3%)
     COMMON STOCKS -- (6.3%)
               Akbank T.A.S.                                                              2,264,998          12,090,210
               Anadolu Efes Biracilik ve Malt Sanayi A.S.                                   182,246           3,623,681
               Arcelik A.S                                                                1,549,702           8,127,666
           *   Dogan Sirketler Grubu Holding A.S.                                           722,062           1,659,633
           *   Dogan Yayin Holding A.S.                                                     542,816           1,235,561
               Enka Insaat ve Sanayi A.S.                                                   494,820           5,385,251
               Eregli Demir ve Celik Fabrikalari Turk A.S.                                1,595,341           6,405,511
               Ford Otomotiv Sanayi A.S.                                                    867,588           5,391,825
               Hurriyet Gazetecilik ve Matbaacilik A.S.                                     629,278           1,203,744
           *   Koc Holding A.S.                                                             281,693           1,197,380
               Koc Holding A.S. Series B                                                  1,058,111           4,482,928
               Migros Turk A.S.                                                             450,270           3,482,021
               Tofas Turk Otomobil Fabrikasi A.S.                                         1,489,092           2,055,958
               Trakya Cam Sanayii A.S.                                                      187,301             595,751
               Tupras-Turkiye Petrol Rafinerileri A.S.                                      289,886           3,652,551
               Turk Sise ve Cam Fabrikalari A.S.                                            639,484           1,534,884
           *   Turkiye Garanti Bankasi A.S.                                               2,261,914           8,536,645
               Turkiye Is Bankasi A.S.                                                    2,002,976          10,818,452
           *   Vestel Elektronik Sanayi ve Ticaret A.S.                                     240,241             834,543
           *   Yapi ve Kredi Bankasi A.S.                                                 1,232,184           4,682,623
                                                                                                       ----------------

     TOTAL -- TURKEY
     (Cost $29,310,662)                                                                                      86,996,818
                                                                                                       ----------------

     ISRAEL -- (5.5%)
     COMMON STOCKS -- (5.5%)
               Africa-Israel Investments, Ltd.                                              108,700           4,017,919
               Bank Hapoalim, Ltd.                                                        2,309,640           8,108,404
               Bank Leumi Le-Israel                                                       2,802,069           7,928,531
           *   Bezeq Israeli Telecommunication Corp., Ltd.                                4,049,014           5,001,098
               Blue Square Israel, Ltd.                                                      16,186             156,734
               CLAL Industries, Ltd.                                                        289,038           1,331,162
               CLAL Insurance, Ltd.                                                         114,684           2,411,331
               Delek Group, Ltd.                                                              4,584             447,323
               Discount Investment Corp                                                      66,100           1,618,017
               Elbit Systems, Ltd.                                                           98,319           2,395,417
           *   Elron Electronic Industries, Ltd.                                                  0                   5
           *   First International Bank of Israel, Ltd. Par Value $.01                      347,200             537,889
           *   First International Bank of Israel, Ltd. Par Value $.05                       48,660             349,471
               IDB Development Corp., Ltd. Series A                                         101,015           3,101,292
               IDB Holding Corp., Ltd.                                                       36,578             802,548
               Israel Chemicals, Ltd.                                                     2,410,526           7,714,773
               Israel Corp. Series A                                                          5,500           1,573,282
           *   Koor Industries, Ltd.                                                         25,971           1,690,252
               M.A.Industries, Ltd.                                                         843,283           5,101,647
               Migdal Insurance Holdings                                                  2,079,107           2,938,231
               Osem Investment, Ltd.                                                        210,522           1,794,037
           *   Perrigo Co.                                                                   57,227             896,928
               Strauss Elite, Ltd.                                                           33,250             311,919
               Super-Sol, Ltd. Series B                                                     372,926           1,005,696
               Teva Pharmaceutical Industries, Ltd.                                         418,280          13,912,996
           *   United Mizrahi Bank, Ltd.                                                    384,693           1,822,509
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $37,118,237)                                                                                      76,969,411
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Israel Shekel                                                                                        157
                                                                                                       ----------------
     (Cost $153)
     TOTAL -- ISRAEL
     (Cost $37,118,390)                                                                                      76,969,568
                                                                                                       ----------------

     INDONESIA -- (4.7%)
     COMMON STOCKS -- (4.7%)
               PT Astra International Tbk                                                 8,470,461          10,387,615
               PT Bank Central Asia Tbk                                                   1,980,000             720,708
               PT Bank Danamon Indonesia Tbk                                              1,762,000             891,351
               PT Bimantara Citra Tbk                                                     1,485,000             365,880

               PT Gudang Garam Tbk                                                        4,695,500           6,352,536
           *   PT Indocement Tunggal Prakarsa Tbk                                         7,362,000           2,468,047
               PT Indofood Sukses Makmur Tbk                                             18,886,400           2,377,886
               PT Indonesian Satellite Corp.Tbk                                          14,967,500           7,774,558
               PT International Nickel Indonesia Tbk                                        580,000             846,641
           *   PT Makindo Tbk                                                             2,236,500             224,402
               PT Medco Energi International Tbk                                          9,754,000           3,226,110
           *   PT Panasia Indosyntec Tbk                                                     75,100               3,945
               PT Semen Gresik Tbk                                                        1,739,502           2,937,277
               PT Telekomunikasi Indonesia (Persero) Tbk                                 37,153,640          18,242,960
               PT Unilever Tbk                                                           16,022,000           7,688,916
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $39,400,179)                                                                                      64,508,832
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   PT Lippo Karawaci Tbk Free Warrants 11/30/07                                  45,877                 928
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- INDONESIA
     (Cost $39,400,179)                                                                                      64,509,760
                                                                                                       ----------------

     UNITED STATES -- (4.0%)
     COMMON STOCKS -- (4.0%)
           *   Banco Bilboa Vizcaya Argentaria Chile SA ADR                                  64,200           1,653,362
           *   Banco de Chile Series F ADR                                                   47,643           1,653,212
               Banco Santander Chile Sponsored ADR                                          295,998           9,235,138
               Cia Telecom de Chile ADR                                                     421,400           4,142,362
               Compania Cervecerias Uni ADR                                                 115,400           2,706,130
               Cristalerias de Chile SA ADR                                                  35,600           1,004,632
           *   Distribucion y Servicio D&S SA ADR                                           208,828           3,821,552
               Embotelladora Andina SA Andina ADR                                           109,600           1,282,320
               Embotelladora Andina SA Andina Series B ADR                                   89,100           1,175,229
               Empresa Nacional de Electricidad SA ADR                                      514,018          11,822,414
           *   Enersis SA ADR                                                               285,903           2,633,167
           *   Grupo Financiero Galicia SA ADR                                              211,011           1,846,346
               Lan Chile SA ADR                                                             125,900           4,620,530
           *   Madeco SA                                                                      4,450              40,361
               Masisa SA ADR                                                                 25,100             414,150
               Sociedad Quimica y Minera de Chile SA ADR                                     61,300           5,236,246
               Sociedad Quimica y Minera de Chile SA ADR Class A                                902              85,239
               Vina Concha y Toro SA Conchatoro ADR                                          27,100           2,039,275
                                                                                                       ----------------

     TOTAL -- UNITED STATES
     (Cost $40,357,553)                                                                                      55,411,665
                                                                                                       ----------------

     THAILAND -- (3.6%)
     COMMON STOCKS -- (3.6%)
               Advance Info Service Public Co., Ltd. (Foreign)                            5,982,000          13,766,109
               Aromatics (Thailand) Public Co., Ltd. (Foreign)                            1,387,500           1,809,931
               Bangkok Expressway Public Co., Ltd. (Foreign)                              1,794,100           1,159,122

           *   Bank of Ayudhya Public Co., Ltd. (Foreign)                                 5,174,500           1,617,429
               Banpu Public Co., Ltd. (Foreign)                                             132,000             490,574
               BEC World Public Co., Ltd. (Foreign)                                       3,915,000           1,194,831
               Charoen Pokphand Foods Public Co., Ltd. (Foreign)                         14,442,000           1,521,333
               Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                    4,100,710           1,544,201
               Krung Thai Bank Public Co., Ltd. (Foreign)                                17,302,970           3,917,975
               Land & Houses Public Co., Ltd. (Foreign)                                   2,130,310             403,726
               National Finance and Securities Public Co., Ltd. (Foreign)                   630,150             209,378
               National Petrochemical Public Co., Ltd. (Foreign)                            441,500           1,314,829
               Ratchaburi Electricity Generating Holding Public Co., Ltd.
                 (Foreign)                                                                2,200,000           2,111,740
               Shin Corporation Public Co., Ltd. (Foreign)                                6,122,000           5,575,043
               Siam Cement Public Co., Ltd. (Foreign)                                       270,000           1,621,462
               Siam City Cement Public Co., Ltd. (Foreign)                                  633,413           4,427,499
               Siam Commercial Bank Public Co., Ltd. (Foreign)                            2,549,166           2,995,882
           *   Telecomasia Corp. Public Co., Ltd. (Foreign)                               6,977,800           1,476,965
           *   Thai Military Bank Public Co., Ltd. (Foreign)                             12,415,080           1,240,591
               Thai Union Frozen Products Public Co., Ltd. (Foreign)                      3,178,520           2,190,464
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $40,370,479)                                                                                      50,589,084
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants 03/31/08             1,444,563                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- THAILAND
     (Cost $40,370,479)                                                                                      50,589,084
                                                                                                       ----------------

     HUNGARY -- (3.0%)
     COMMON STOCKS -- (3.0%)
               Budapesti Elektromos Muvek RT                                                    185              20,127
               Delmagyarorszagi Aramszolgaltato Demasz RT                                     2,275             151,804
               Egis RT                                                                       37,757           3,245,334
               Gedeon Richter, Ltd.                                                          46,937           6,116,871
           *   Magyar Olay-Es Gazipari RT                                                   168,429          12,524,216
               Matav RT                                                                   1,050,555           4,082,831
               Orszagos Takerekpenztar es Keresdelmi Bank RT                                386,220          11,975,686
           *   Tiszai Vegyi Kombinat RT                                                     117,534           3,306,425
                                                                                                       ----------------

     TOTAL -- HUNGARY
     (Cost $15,788,433)                                                                                      41,423,294
                                                                                                       ----------------

     PHILIPPINES -- (2.5%)
     COMMON STOCKS -- (2.5%)
               Aboitiz Equity Ventures, Inc.                                              7,803,400             705,138
               Ayala Corp. Series A                                                         850,070           5,842,676
               Ayala Land, Inc.                                                          27,511,576           3,867,503
               Bank of the Philippine Island                                              4,641,373           4,113,276
               Equitable PCI Bank, Inc.                                                   2,217,300           2,110,226
           *   Filipina Water Bottling Corp.                                              2,006,957                   0

               Metro Bank and Trust Co.                                                   4,584,435           2,471,000
               Petron Corp.                                                              28,593,000           1,725,646
               Philippine Long Distance Telephone Co.                                       347,030           9,389,585
               SM Prime Holdings, Inc.                                                   29,223,000           4,059,262
               Union Bank of the Philippines                                                419,500             218,894
                                                                                                       ----------------

     TOTAL -- PHILIPPINES
     (Cost $41,776,760)                                                                                      34,503,206
                                                                                                       ----------------

     POLAND -- (2.4%)
     COMMON STOCKS -- (2.4%)
           *   Agora SA                                                                      98,779           1,987,712
               Bank Polska Kasa Opieki -- Grupa Pekao SA                                    156,792           6,316,804
               Bank Przemyslowo Handlowy BPH                                                 31,526           4,776,577
               Bank Zackodni WBK SA                                                          93,312           2,543,552
               Big Bank Gdanski SA                                                        2,029,541           1,874,987
               Browary Zywiec SA                                                             15,860           2,359,684
           *   Budimex SA                                                                    36,763             537,420
           *   Cersanit-Krasnystaw SA                                                        19,143             611,528
               Debica SA                                                                     19,800             485,598
               Frantschach Swiecie SA                                                       103,599           1,447,415
           *   Kredyt Bank SA                                                               418,562           1,161,463
               Netia Holdings SA                                                            495,665             558,232
           *   Optimus Technologie                                                            6,873              14,259
               Orbis SA                                                                      77,409             522,323
               Polski Koncern Naftowy Orlen SA                                              267,237           3,623,950
           *   Prokom Software SA                                                            21,336             603,706
               Telekomunikacja Polska SA                                                    712,274           3,941,839
               Zaklady Metali Lekkich Kety SA                                                15,120             491,660
                                                                                                       ----------------

     TOTAL -- POLAND
     (Cost $20,586,160)                                                                                      33,858,709
                                                                                                       ----------------

     ARGENTINA -- (1.7%)
     COMMON STOCKS -- (1.7%)
               Acindar Industria Argentina de Aceros SA Series B                            899,000           1,879,116
           *   Alpargatas SA Industrial y Comercial                                           1,078               1,297
               Alto Palermo SA Series A                                                       5,000              11,045
               Banco del Sud Sociedad Anonima Series B                                       29,000              38,722
           *   Banco Frances del Rio de la Plata SA                                         489,961           1,088,745
           *   Capex SA Series A                                                             52,893             100,270
               Celulosa Argentina SA Series B                                                18,750              22,130
           *   Central Costanera SA Series B                                                114,100             127,900
           *   Central Puerto SA Series B                                                    16,000               9,073
           *   Garovaglio y Zorraquin SA                                                     28,000               4,800
           *   Gas Natural SA, Buenos Aires                                                 345,000             227,486
           *   Grupo Financiero Galicia SA Series B                                         150,000             123,633
           *   IRSA Inversiones y Representaciones SA                                       657,649             784,887
           *   Juan Minetti SA                                                              353,151             387,712
               Ledesma S.A.A.I.                                                             242,632             142,388

           *   Metrogas SA Series B                                                         543,115             241,730
           *   Molinos Rio de la Plata SA Series B                                          694,833           1,065,217
           *   Perez Companc SA                                                           2,329,901           2,703,864
           *   Renault Argentina SA                                                         399,465             108,652
               Siderar S.A.I.C. Series A                                                    721,484           5,280,613
               Solvay Indupa S.A.I.C.                                                       555,366             750,702
           *   Telecom Argentina Stet-France SA Series B                                    977,000           2,264,407
               Tenaris SA                                                                   653,898           4,311,662
           *   Transportadora de Gas del Sur SA Series B                                  1,028,000           1,220,114
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $24,666,515)                                                                                      22,896,165
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Argentine Peso                                                                                   261,567
                                                                                                       ----------------
     (Cost $256,447)
     TOTAL -- ARGENTINA
     (Cost $24,922,962)                                                                                      23,157,732
                                                                                                       ----------------

     INDIA -- (1.5%)
     COMMON STOCKS -- (1.5%)
           *   Arvind Mills, Ltd.                                                            18,986              61,552
           *   ASEA Brown Boveri, Ltd.                                                        5,549             164,808
           *   Ashok Leyland, Ltd.                                                          142,358              77,787
           *   Asian Paints (India), Ltd.                                                    15,554             136,426
               Aventis Pharma, Ltd.                                                           2,238              65,808
           *   Bajaj Auto, Ltd.                                                               6,338             177,601
           *   Bharat Earth Movers, Ltd.                                                      3,595              54,866
           *   Bharat Forge, Ltd.                                                             2,427              75,455
           *   Biocon, Ltd.                                                                   9,717              95,450
           *   Cadila Healthcare, Ltd.                                                        5,103              56,558
           *   Cipla, Ltd.                                                                   24,613             162,538
           *   Colgate-Palmolive (India), Ltd.                                               11,162              55,974
           *   Crompton Greaves, Ltd.                                                         5,089              54,699
           *   Dr. Reddy's Laboratories, Ltd.                                                23,214             382,927
           *   Glaxosmithkline Pharmaceuticals, Ltd.                                         11,432             198,369
           *   Great Eastern Shipping Co., Ltd.                                              36,320             129,595
           *   Gujarat Ambuja Cements, Ltd.                                                  14,366             148,832
           *   HCL Technologies, Ltd.                                                        34,977             291,632
               HDFC Banking, Ltd.                                                            92,565           1,138,848
           *   Hero Honda Motors, Ltd. Series B                                              41,808             527,741
           *   Hindustan Lever, Ltd.                                                        417,111           1,364,595
           *   I-Flex Solutions, Ltd.                                                        18,868             307,902
           *   Indian Hotels Co., Ltd.                                                        8,770             133,873
               Indian Petrochemicals Corp., Ltd.                                             41,340             154,124
           *   Indian Rayon & Industries, Ltd.                                                5,819              59,184
           *   Industrial Development Bank of India, Ltd.                                    85,476             182,428
           *   Infosys Technologies, Ltd.                                                    82,467           4,241,466
           *   ITC, Ltd.                                                                     37,604           1,372,143
           *   Jindal Steel & Power, Ltd.                                                     2,992              62,663
           *   Jindal Vijaynagar Steel, Ltd.                                                 19,819             142,674
           *   Jubilant Organsys, Ltd.                                                        2,601              55,561

           *   Larsen & Toubro, Ltd.                                                         10,664             255,190
           *   Mahindra & Mahindra, Ltd.                                                     26,845             313,600
           *   Maruti Udyog, Ltd.                                                            37,828             403,069
           *   Matrix Laboratories, Ltd.                                                     14,545              61,289
           *   Moser Baer (India), Ltd.                                                      11,441              55,994
           *   Motor Industries Co., Ltd.                                                     3,520             173,385
           *   Nicholas Piramal India, Ltd.                                                   9,850              55,655
           *   Nirma, Ltd.                                                                    7,714              69,369
           *   Patni Computer Systems, Ltd.                                                  19,208             152,770
           *   Ranbaxy Laboratories, Ltd.                                                    37,255             937,364
               Raymond, Ltd.                                                                  7,347              57,491
           *   Satyam Computer Services, Ltd.                                               101,831           1,058,054
           *   Sesa Goa, Ltd.                                                                 3,825              57,196
           *   Siemens India, Ltd.                                                            4,338             199,281
           *   Sterlite Industries (India), Ltd. Series A                                    16,881             232,702
           *   Sun Pharmaceuticals Industries, Ltd.                                          25,252             302,720
           *   Tata Chemicals, Ltd.                                                          17,655              71,926
           *   Tata Consultancy Services                                                     31,845             969,430
           *   Tata Iron & Steel Co., Ltd.                                                   72,467             600,725
           *   Tata Motors, Ltd.                                                             89,716             887,023
           *   Tata Tea, Ltd.                                                                11,253             147,517
           *   Tata Teleservices Maharashtra, Ltd.                                          229,010             135,191
               UTI Bank, Ltd.                                                                42,054             230,084
           *   Videsh Sanchar Nigam, Ltd.                                                    31,313             148,808
           *   Wipro, Ltd.                                                                   50,702             826,971
           *   Wockhardt, Ltd.                                                                7,465              62,175
           *   Zee Telefilms, Ltd. Series B                                                  69,127             219,560
                                                                                                       ----------------

     TOTAL -- INDIA
     (Cost $20,211,656)                                                                                      20,818,618
                                                                                                       ----------------

     CZECH REPUBLIC -- (0.6%)
     COMMON STOCKS -- (0.6%)
               Cesky Telecom A.S.                                                           146,147           2,736,273
               CEZ A.S.                                                                     222,890           3,779,222
               Komercni Banka A.S.                                                           15,737           1,941,621
               Phillip Morris CR A.S.                                                           478             332,388
           *   Zentiva NV                                                                     3,470             115,093
                                                                                                       ----------------

     TOTAL -- CZECH REPUBLIC
     (Cost $6,006,278)                                                                                        8,904,597
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE +
                                                                                   ----------------    ----------------
                                                                                        (000)
     TEMPORARY CASH INVESTMENTS -- (0.4%)
               Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
               06/01/05 (Collateralized by $5,486,000 FNMA Notes 2.95%,
               11/14/07, valued at $5,479,143) to be repurchased at
               $5,398,433                                                          $          5,398           5,398,000
                                                                                                       ----------------
     (Cost $5,398,000)

TOTAL INVESTMENTS -- (100.0%)
(Cost $981,452,218)                                                                                    $  1,387,657,554
                                                                                                       ----------------

----------
+              Securities have been fair valued. See Note B to Financial
               Statements.
*              Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE +
                                                                                   ----------------    ----------------
     TAIWAN -- (12.2%)
     COMMON STOCKS -- (12.1%)
               Ability Enterprise Co., Ltd.                                                  66,197    $         30,434
               Abit Computer Co., Ltd.                                                      131,260               6,361
           *   Accton Technology Corp.                                                      354,000             178,445
               Advantech Co., Ltd.                                                          179,902             423,697
               Altek Corp.                                                                   16,800              16,601
           *   Ambassador Hotel                                                             136,000             110,355
               Amtran Technology Co., Ltd.                                                  122,216              62,420
           *   Arima Computer Corp.                                                         582,000             140,584
               Asia Polymer Corp.                                                            44,280              20,621
           *   Askey Computer Co., Ltd.                                                     183,321             103,601
               Audix Co., Ltd.                                                               18,942              22,245
           *   Aurora Corp.                                                                  52,250              31,454
               Avermedia Technologies, Inc.                                                  30,844              30,288
               Avision, Inc.                                                                 25,030              12,732
               Bank of Kaohsiung Co., Ltd.                                                  276,966             185,034
               Basso Industry Corp., Ltd.                                                    72,600             175,779
           *   Behavior Tech Computer Corp.                                                 117,000              41,291
           *   Bes Engineering Corp.                                                        455,572              63,542
           *   Carnival Industrial Corp.                                                     95,000              20,055
               Catcher Co., Ltd.                                                            149,692             779,691
               Cathay Real Estate Development Co., Ltd.                                     439,753             184,204
           *   Central Insurance Co., Ltd.                                                   63,600              19,752
               Central Reinsurance Co., Ltd.                                                 69,133              27,811
               Cheng Loong Corp.                                                            745,330             232,047
               Cheng Uei Precision Industry Co., Ltd.                                       193,320             534,738
           *   Chia Hsin Cement Corp.                                                       327,000             119,368
           *   Chia Hsin Food & Synthetic Fiber Co., Ltd.                                   153,330              13,406
               Chicony Electronics Co., Ltd.                                                227,639             226,432
           *   Chien Shing Stainless Steel Co., Ltd.                                         56,000               9,141
           *   China General Plastics Corp.                                                  76,000              21,713
           *   China Life Insurance Co., Ltd.                                               362,418             154,188
           *   China Man-Made Fiber Co., Ltd.                                             1,081,280             463,579
               China Metal Products Co., Ltd.                                                23,705              19,589
           *   China Petrochemical Development Corp.                                      1,078,000             256,732
           *   China Rebar Co., Ltd.                                                        126,800              10,668
               China Steel Chemical Corp.                                                    86,552             131,274
           *   China Synthetic Rubber Corp.                                                  59,987              19,917
           *   China United Trust & Investment Corp.                                        138,100              16,979
               Chin-Poon Industrial Co., Ltd.                                                36,809              20,250
           *   Chou Chin Industrial Co., Ltd.                                                42,180                   0
               Chroma Ate, Inc.                                                              57,954              50,619
           *   Chun Yu Works & Co., Ltd.                                                     69,000              16,855
               Chun Yuan Steel Industrial Co., Ltd.                                         193,000             111,278

               Chung Hsin Electric & Machinery Co., Ltd.                                    120,000              51,721
               Chung Hwa Pulp Corp.                                                         226,594              76,398
               Clevo Co.                                                                     84,381              28,957
           *   Compal Commun                                                                282,250             768,600
           *   Compeq Manufacturing Co., Ltd.                                               665,000             220,505
               Continental Engineering Corp.                                                488,979             217,263
           *   Cosmos Bank Taiwan                                                           768,000             364,625
               CTCI Corp.                                                                   227,663             120,311
               Der Pao Construction Co., Ltd.                                                78,000              17,540
               D-Link Corp.                                                                 628,271             758,095
               Edom Technology Co., Ltd.                                                     14,160              11,676
               Elan Microelectronincs Corp.                                                  82,784              40,212
               Elite Semiconductor Memory Technology, Inc.                                  111,600             199,367
               Elitegroup Computer Systems Co., Ltd.                                        484,250             308,316
           *   Enlight Corp.                                                                 53,000              16,838
           *   EnTie Commercial Bank                                                      1,345,246             463,816
               Epistar Corp.                                                                 38,030              57,433
           *   ET Internet Technology Corp.                                                 475,114             188,882
               Eternal Chemical Co., Ltd.                                                   284,700             190,740
           *   Everest Textile Co., Ltd.                                                    115,360              25,661
               Evergreen International Storage & Transport Corp.                            775,000             295,154
               Everlight Chemical Industrial Corp.                                           65,000              19,785
               Everlight Electronics Co., Ltd.                                              140,004             177,694
           *   Everspring Industry Co., Ltd.                                                 51,000              11,492
               Far East Department Stores, Ltd.                                             628,000             344,038
           *   Far Eastern International Bank                                               492,000             267,886
               Federal Corp.                                                                 77,229              41,309
               Feng Hsin Iron & Steel Co., Ltd.                                             439,180             423,630
               Feng Tay Enterprise Co., Ltd.                                                284,468             315,703
           *   FIC Global, Inc.                                                             142,875              17,323
               First Copper Technology Co., Ltd.                                             62,000              15,923
               Formosa International Hotels Corp.                                            49,500              82,614
               Formosa Taffeta Co., Ltd.                                                  1,239,000             604,651
           *   Formosan Rubber Group, Inc.                                                   68,000              27,307
               Giant Manufacture Co., Ltd.                                                  188,170             305,190
           *   Giga Storage Corp.                                                            43,859              13,578
               Giga-Byte Technology Co., Ltd.                                               696,000             762,667
               Globe Union Industrial Corp.                                                  77,855              95,247
           *   Gold Circuit Electronics, Ltd.                                                77,446              34,775
           *   Goldsun Development & Construction Co., Ltd.                                 449,000             105,281
           *   Grand Pacific Petrochemical Corp.                                            115,000              33,441
               Great China Metal Industry Co., Ltd.                                          63,000              30,959
               Great Taipei Gas Co., Ltd.                                                    97,000              39,684
               Great Wall Enterprise Co., Ltd.                                               64,890              18,796
               Greatek Co., Ltd.                                                            149,701             146,931
               Hey Song Corp.                                                                96,000              29,359
               Ho Tung Holding Corp.                                                        153,486              35,395
           *   Hocheng Corp.                                                                 71,000              17,348
               Hotai Motor Co., Ltd.                                                        179,000             404,273
               Hsin Kuang Steel Co., Ltd.                                                    25,854              25,133
           *   Hsinchu International Bank                                                   579,700             339,765
               Hsing Ta Cement Co., Ltd.                                                    103,000              29,879
               Hua Eng Wire & Cable Co., Ltd.                                               113,565              21,834
               Hung Poo Construction Corp.                                                   76,000              54,211

           *   Hung Sheng Construction Co., Ltd.                                            263,000             133,844
               Ichia Technologies, Inc.                                                     137,905             135,911
               Infortrend Technology, Inc.                                                  100,900             212,318
           *   K Laser Technology, Inc.                                                      20,343              11,380
           *   Kao Hsing Chang Iron & Steel Corp.                                           101,000              26,997
               Kaulin Manufacturing Co., Ltd.                                                18,400              18,106
               Kendra Rubber Industrial Co., Ltd.                                           184,872             125,171
               King Yuan Electronics Co., Ltd.                                              583,386             529,483
           *   Kingdom Construction Co., Ltd.                                               107,000              25,329
           *   King's Town Construction Co., Ltd.                                            65,000             102,381
               Kinpo Electronics, Inc.                                                    1,005,560             434,636
               Knowledge-Yield-Excellence Systems Corp.                                      25,966              19,119
               Largan Precision Co., Ltd.                                                    85,000             584,481
           *   Lead Data Co., Ltd.                                                           86,920              15,044
           *   Lealea Enterprise Co., Ltd.                                                  110,000              14,453
               Lee Chang Yung Chemical Industry Corp.                                       180,075              92,162
           *   Lelon Co., Ltd.                                                               29,170              11,310
           *   Leofoo Development Co., Ltd.                                                  35,000              20,994
               Li Shin International Enterprise Corp.                                        26,544              14,035
               Lien Hwa Industrial Corp.                                                    273,000              92,212
               Lingsen Precision Industries, Ltd.                                            45,000              17,417
               Long Bon Development Co., Ltd.                                                98,000              26,991
               Long Chen Paper Co., Ltd.                                                     89,000              22,468
               Lucky Cement Corp.                                                            97,000              22,022
           *   Macronix International Co., Ltd.                                           4,841,000             757,840
               Meiloon Co., Ltd.                                                             52,533              36,518
               Mercuries & Associates, Ltd.                                                 112,455              28,479
               Mercuries Data Co., Ltd.                                                      52,504              15,241
               Merry Electronics Co., Ltd.                                                   50,924             120,133
           *   Microelectronics Technology, Inc.                                             77,000              30,756
               Micro-Star International Co., Ltd.                                           463,700             360,165
               Mitac International Corp.                                                    845,000             899,553
               Mustek Systems, Inc.                                                          39,600              10,789
           *   Nankang Rubber Tire Co., Ltd.                                                123,000             113,968
               National Petroleum Co., Ltd.                                                 104,824              85,360
               Nien Hsing Textile Co., Ltd.                                                 493,000             411,795
               Nien Made Enterprise Co., Ltd.                                               218,642             350,332
               Optimax Technology Corp.                                                     124,336             302,895
           *   Opto Tech Corp.                                                               61,000              13,966
           *   Orient Semiconductor Electronics, Ltd.                                       226,487              19,569
               Oriental Union Chemical Corp.                                                545,821             496,117
           *   Pacific Electric Wire & Cable Corp.                                          726,000              12,036
               Pan Jit International, Inc.                                                   37,000              18,416
               Pan Overseas Electronics Co., Ltd.                                            68,407              16,764
           *   Pan-International Industrial Corp.                                           226,250             320,669
               Phihong Technology Co., Ltd.                                                  41,635              12,480
               Phoenix Precision Technology Corp.                                           334,583             331,958
               Phoenixtec Power Co., Ltd.                                                   292,725             291,894
           *   Picvue Electronics, Ltd.                                                     181,900              20,709
               Pihsiang Machinery Mfg. Co., Ltd.                                            109,440             233,134
               Premier Image Technology Corp.                                               434,550             482,596
               Primax Electronics, Ltd.                                                      61,186              14,636
           *   Prince Housing & Development Corp.                                           223,000              56,594
           *   Procomp Informatics, Ltd.                                                     21,675                   0

               Prodisc Technology, Inc.                                                     377,199             127,432
           *   Q-Run Technology Co., Ltd.                                                   212,400             800,401
           *   Radium Life Tech Corp.                                                        33,000              16,938
               Realtek Semiconductor Corp.                                                  811,000             821,163
               Ritek Corp.                                                                2,446,000             857,695
           *   Ruentex Development Co., Ltd.                                                140,000              28,675
           *   Ruentex Industries, Ltd.                                                     426,000             173,494
               Sampo Corp.                                                                  459,900              79,823
           *   San Fang Chemical Industry Co., Ltd.                                          44,770              25,782
               Sanyang Industrial Co., Ltd.                                                 430,000             187,852
               Sanyo Electric Co., Ltd.                                                      56,000              30,007
               Senao International Co., Ltd.                                                 34,133              13,795
               Sheng Yu Steel Co., Ltd.                                                     212,980             222,799
               Shihlin Electric & Engineering Corp.                                         301,000             215,440
           *   Shihlin Paper Corp.                                                           56,000              39,407
           *   Shinkong Synthetic Fibers Co., Ltd.                                          765,000             159,879
               Shuttle, Inc.                                                                 35,250              18,101
           *   Silicon Integrated Systems Corp.                                             942,608             511,444
               Sincere Navigation Corp.                                                     244,391             265,092
           *   Sinkong Spinning Co., Ltd.                                                    60,000              21,264
           *   Sintek Photronics Corp.                                                      337,450             146,765
               Sinyi Realty, Inc.                                                            26,000              56,295
           *   Solomon Technology Corp.                                                      90,000              17,440
           *   Southeast Cement Co., Ltd.                                                    98,700              19,490
               Springsoft, Inc.                                                              85,825             171,565
               Stark Technology, Inc.                                                        45,100              21,846
               Sunonwealth Electric Machine Industry Co., Ltd.                               44,719              18,903
               Sunrex Technology Corp.                                                       91,849              96,064
               Systex Corp., Ltd.                                                           558,348             183,239
               Ta Chen Stainless Pipe Co., Ltd.                                              25,000              12,235
           *   Ta Chong Bank                                                                888,212             266,184
               Ta Ya Electric Wire & Cable Co., Ltd.                                         92,220              28,260
           *   Taichung Commercial Bank                                                   1,137,000             323,296
           *   Tainan Business Bank                                                         424,000             157,309
               Tainan Enterprises Co., Ltd.                                                  28,000              35,963
               Tainan Spinning Co., Ltd.                                                  1,073,000             246,268
               Taiwan Acceptance Corp.                                                       38,480              38,544
               Taiwan Fire & Marine Insurance Co., Ltd.                                      72,695              35,249
               Taiwan Fu Hsing Industrial Co., Ltd.                                          30,000              35,136
               Taiwan Green Point Enterprises Co., Ltd.                                     130,899             491,623
               Taiwan Hon Chuan Enterprise Co., Ltd.                                         20,007              17,812
               Taiwan Kai Yih Industrial Co., Ltd.                                           28,088              22,270
           *   Taiwan Kolin Co., Ltd.                                                        90,000              24,008
               Taiwan Life Insurance Co., Ltd                                               332,785             567,571
               Taiwan Mask Corp.                                                             49,720              22,517
               Taiwan Navigation Co., Ltd.                                                  158,176             117,408
               Taiwan Polypropylene Co., Ltd.                                               120,586              95,055
               Taiwan Secom                                                                 349,912             523,031
               Taiwan Sogo Shinkong Security Co., Ltd.                                       46,053              27,570
               Taiwan Styrene Monomer Corp.                                                 278,000             146,796
           *   Taiwan Tea Corp.                                                             220,917              33,796
               Teco Electric & Machinery Co., Ltd.                                        1,552,000             449,688
               Tecom, Ltd.                                                                   41,114              19,790
               Test-Rite International Co., Ltd.                                             83,405              52,859

           *   The Chinese Bank                                                             464,000              73,354
           *   The Farmers Bank of China                                                  1,413,887             447,299
               The First Insurance Co., Ltd.                                                 56,000              28,767
               Ton Yi Industrial Corp.                                                      790,280             196,122
               Tong Yang Industry Co., Ltd.                                                 339,558             486,033
               Transcend Information, Inc.                                                  197,649             505,848
               Tsann Kuen Enterprise Co., Ltd.                                               62,930              73,269
               TSRC Corp.                                                                   251,000             124,886
               Tung Ho Steel Enterprise Corp.                                               595,167             378,622
           *   Twinhead International Corp.                                                  60,504               9,704
               TYC Brother Industrial Co., Ltd.                                              49,140              35,826
           *   Tycoons Group Enterprise Co., Ltd.                                            72,000              16,646
               U-Ming Marine Transport Corp.                                                200,100             311,882
           *   Union Bank of Taiwan                                                       1,338,488             410,151
           *   Union Insurance Co., Ltd.                                                     99,203              22,822
           *   Unitech Printed Circuit Board Corp.                                           62,000              20,076
               United Epitaxy Co., Ltd.                                                      52,550              28,680
               United Integration Service Co., Ltd.                                          48,481              51,822
           *   Universal Cement Corp.                                                        70,560              24,967
               Universal Scientific Industrial Co., Ltd.                                    353,550             134,089
               UPC Technology Corp.                                                         314,680             110,449
               USI Corp.                                                                    379,000             124,654
           *   Via Technologies, Inc.                                                     1,049,392             678,915
               Walsin Technology Corp., Ltd.                                                100,788              54,339
               Waterland Financial Holdings                                                 682,000             286,293
           *   Wei Chuan Food Corp.                                                          70,000              21,279
               Weltrend Semiconductor, Inc.                                                  34,529              12,950
               Wintek Corp.                                                                 493,199             661,692
               Wistron Corp.                                                                595,938             418,998
               World Peace Industrial Co., Ltd.                                             102,287              58,648
               Wus Printed Circuit Co., Ltd.                                                138,064              49,001
               Ya Hsin Industrial Co., Ltd.                                                 575,316             540,523
           *   Yageo Corp.                                                                2,485,000             938,817
               Yeung Cyang Industrial Co., Ltd.                                              29,016              20,973
               Yieh Phui Enterprise Co., Ltd.                                             1,218,457             622,394
               Yosun Industrial Corp.                                                        21,227              14,453
               Yuen Foong Yu Paper Manufacturing Co., Ltd.                                1,661,972             628,338
               Yung Chi Paint & Varnish Manufacturing Co., Ltd.                              28,672              37,519
               Yung Shin Pharmaceutical Industrial Co., Ltd.                                 86,000              85,779
               Yung Tay Engineering Co., Ltd.                                               127,000              66,294
               Zig Sheng Industrial Co., Ltd.                                                73,840              20,319
               Zinwell Corp.                                                                 26,106              27,371
               Zyxel Communication Corp.                                                    201,692             509,328
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $39,300,564)                                                                                      41,513,126
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.1%)
          *    Taiwan Dollar                                                                                    309,643
                                                                                                       ----------------
     (Cost $309,563)
     TOTAL -- TAIWAN
     (Cost $39,610,127)                                                                                      41,822,769
                                                                                                       ----------------

     SOUTH KOREA -- (12.1%)
     COMMON STOCKS -- (12.1%)
           *   Anam Semiconductor, Inc.                                                     132,743             279,086
               Asia Cement Manufacturing Co., Ltd.                                            1,243              41,904
               Bing Grae Co., Ltd.                                                            4,980             197,917
               Bu Kwang Pharmaceutical Co., Ltd.                                             10,550             152,664
               Byuck San Engineering and Construction Co., Ltd.                               8,750              42,759
           *   Capro Corp.                                                                   11,440              56,618
               Cheil Communications, Inc.                                                     3,257             552,131
               Cheil Industrial, Inc.                                                        33,120             544,889
               Chong Kun Dang Pharmaceutical Corp.                                            2,950              36,591
               Choongwae Pharmaceutical Corp.                                                 1,877              45,676
               Chungho Comnet Co., Ltd.                                                         720               8,513
           *   Comtec Systems Co., Ltd.                                                       2,000               2,464
           *   Dacom Corp.                                                                    9,430              90,572
           *   Dae Ho Corp.                                                                     543                  70
               Dae Sang Corp.                                                                17,680              82,817
               Dae Won Kang Up Co., Ltd.                                                      1,740              31,910
               Daeduck Electronics Co., Ltd.                                                 22,437             177,591
               Daeduck Industries Co., Ltd.                                                   7,526              70,877
               Daegu Bank Co., Ltd.                                                          85,030             663,905
               Daehan City Gas Co., Ltd.                                                      2,621              60,040
               Daehan Flour Mills Co., Ltd.                                                     470              38,912
               Daesung Industrial Co., Ltd.                                                   1,690              51,176
               Daewoo International Corp.                                                    73,740           1,083,557
               Daewoo Motor Sales Corp.                                                      13,190             150,242
               Daewoo Precision Industries Co., Ltd.                                          2,800              43,868
           *   Daewoo Securities Co., Ltd.                                                  179,550           1,188,861
               Daewoong Co., Ltd.                                                             4,686              43,904
               Daewoong Pharmaceutical Co., Ltd.                                              3,630              83,820
               Daishin Securities Co., Ltd.                                                  32,790             417,818
           *   Daou Technology, Inc.                                                          7,000              11,090
               DC Chemical Co., Ltd.                                                         11,486             234,188
           *   Dong Ah Tire Industrial Co., Ltd.                                              7,555              37,486
               Dong Bu Insurance Co., Ltd.                                                   52,320             442,763
               Dong-A Pharmaceutical Co., Ltd.                                                3,293             122,486
               Dongbu Corp.                                                                   9,050             104,776
               Dongbu Hannong Chemical Co., Ltd.                                              2,920              50,031
               Dongbu Steel Co., Ltd.                                                        11,230             114,937
               Dongkuk Steel Mill Co., Ltd.                                                  53,347             872,200
           *   Dongsu Industrial Co., Ltd.                                                    2,870              34,087
               Dongwon F&B Co., Ltd.                                                            900              47,972
               Dongwon Financial Holding Co., Ltd.                                           36,158             606,340
               Dongyang Mechatronics Corp.                                                    7,020              24,414
           *   Doosan Corp.                                                                  10,640             112,304
               Doosan Heavy Industries & Construction Co., Ltd.                              60,280             829,732
           *   Doosan Industrial Development Co., Ltd.                                       61,780             305,149
           *   Eastel Systems Corp.                                                          32,127              45,876
           *   Firstech Co., Ltd.                                                            29,210              45,275
           *   FNC Kolon Corp.                                                                2,264              16,184
               Fursys, Inc.                                                                   2,880              45,573
               Global Enterprise Co., Ltd.                                                    9,345              45,931
               Green Cross Corp.                                                              1,825              56,468

               Hae In Co., Ltd.                                                               5,964              11,572
               Halla Climate Control Corp.                                                   84,000             719,966
               Halla Engineering & Construction Corp.                                         2,360              38,031
               Han Kuk Carbon Co., Ltd.                                                       7,903              21,655
               Han Wha Corp.                                                                 58,570             947,580
               Hana Securities Co., Ltd.                                                      5,930              60,616
               Handok Pharmaceuticals Co., Ltd.                                               3,860              42,084
               Handsome Corp.                                                                13,420             144,168
               Hanil Cement Manufacturing Co., Ltd.                                           4,168             230,581
               Hanjin Heavy Industry Co., Ltd.                                               48,990             578,665
               Hanjin Transportation Co., Ltd.                                                3,471              42,857
           *   Hankook Synthetics, Inc.                                                         550               2,819
               Hankuk Electric Glass Co., Ltd.                                                5,240             229,482
               Hankuk Glass Industries, Inc.                                                  7,800             447,137
               Hankuk Paper Manufacturing Co., Ltd.                                           1,450              51,596
               Hanmi Pharmaceutical Industrial Co, Ltd.                                       3,777             216,864
           *   Hansol Electronics Inc.                                                          797               6,579
               Hansol Paper Co., Ltd.                                                        29,350             285,076
               Hanssem Co., Ltd.                                                              6,820              42,287
           *   Hansung Enterprise Co., Ltd.                                                     620               2,895
               Hanwha Chemical Corp.                                                         93,200             998,651
               Hanwha Securities Co., Ltd.                                                   13,070              61,872
               Hotel Shilla, Ltd.                                                            15,138             103,270
               Huchems Fine Chemical Corp.                                                    5,616              28,956
           *   Hung Chang Co., Ltd.                                                               6                  38
               Hyosung T & C Co., Ltd.                                                       16,258             179,041
               Hyundai Auton Co., Ltd.                                                      106,390             370,253
               Hyundai Cement Co., Ltd.                                                       2,570              71,117
           *   Hyundai Corp.                                                                  6,515              41,872
               Hyundai Department Store Co., Ltd.                                            17,410             822,183
               Hyundai Department Store H & S Co., Ltd.                                       1,290              38,452
               Hyundai Development Co.                                                       39,110             823,759
               Hyundai Elevator Co., Ltd.                                                     3,394             145,239
               Hyundai Hysco                                                                 59,570             710,931
               Hyundai Marine & Fire Insurance Co., Ltd.                                     50,050             274,418
           *   Hyundai Merchant Marine Co., Ltd.                                             65,410           1,036,331
               Hyundai Mipo Dockyard Co., Ltd.                                               15,098             949,708
           *   Hyundai Securities Co., Ltd.                                                  94,129             633,917
               Iljin Diamond Co., Ltd.                                                        1,272              12,322
           *   Iljin Display Co., Ltd.                                                          728               7,957
               Iljin Electric, Ltd.                                                           9,150              21,866
               Ilshin Spinning Co., Ltd.                                                        380              15,501
           *   Inchon Oil Refinery Co., Ltd.                                                    373                  20
               ISU Chemical Co., Ltd.                                                         1,530              16,141
               Isupetasys Co., Ltd.                                                           7,160              12,241
               Jahwa Electronics Co., Ltd.                                                    6,230              51,201
               Jeonbuk Bank, Ltd.                                                             8,847              41,561
           *   Jindo Corp.                                                                      500               2,791
               K.C. Tech Co., Ltd.                                                            6,000              28,264
           *   Keang Nam Enterprises Co., Ltd.                                                3,380              29,580
               KEC Corp.                                                                     30,350              46,730
           *   Kolon Industries, Inc.                                                         5,090              36,980
           *   Kolon International Corp.                                                        321               1,373
               Korea Circuit Co.                                                              7,800              40,018

           *   Korea Data Systems Co., Ltd.                                                  35,000               3,805
               Korea Development Co., Ltd.                                                    4,980             101,143
           *   Korea Development Leasing Corp.                                                1,040              29,545
               Korea Electric Terminal Co., Ltd.                                              3,530              45,598
               Korea Fine Chemical Co., Ltd.                                                  1,388              13,296
               Korea Iron & Steel Co., Ltd.                                                   5,230             114,013
               Korea Iron & Steel Works Co., Ltd.                                             3,328              52,123
               Korea Komho Petrochemical Co., Ltd.                                           16,940             300,317
               Korea Line Corp.                                                               5,130             151,635
               Korea Petrochemical Industry Co., Ltd.                                         2,410              54,667
               Korea Polyol Co., Ltd.                                                         1,570              50,753
               Korea Reinsurance Co., Ltd.                                                   66,430             364,619
               Korea Zinc Co., Ltd.                                                          12,300             369,571
               Korean Air Co., Ltd.                                                          13,610             241,664
           *   KP Chemical Corp.                                                             64,291             295,351
           *   KTB Network, Ltd.                                                             17,000              51,160
               Kukdong City Gas Co., Ltd.                                                     1,740              38,503
               Kumho Electronics Co., Ltd.                                                    2,026              99,867
               Kumho Industrial Co., Ltd.                                                    23,950             299,217
               Kwang Dong Pharmaceutical Co., Ltd.                                           12,880              35,877
               Kyeryong Construction Industrial Co., Ltd.                                     3,400              71,034
               Kyobo Securities Co., Ltd.                                                    10,440              38,442
               LG Ad Inc., Ltd.                                                               4,120              75,587
               LG Cable, Ltd.                                                                25,270             603,562
               LG Caltex Gas Co., Ltd.                                                        1,980              60,891
               LG Engineering & Construction Corp.                                           28,150             875,437
               LG Household & Healthcare Co., Ltd.                                            8,720             320,541
               LG Industrial Systems, Ltd.                                                   19,410             377,823
               LG Insurance Co., Ltd.                                                        27,140             175,302
               LG International Corp.                                                        44,138             507,960
               LG Investment & Securities Co., Ltd.                                          95,130             886,018
           *   LG Life Sciences, Ltd.                                                        10,315             365,614
               LG Petrochemical Co., Ltd.                                                    26,470             643,479
               Lotte Chilsung Beverage Co., Ltd.                                              1,032             963,960
               Lotte Confectionary Co., Ltd.                                                  1,240             885,112
               Lotte Sam Kang Co., Ltd.                                                         230              32,381
           *   Meritz Securities Co., Ltd.                                                    2,940               9,142
           *   Midopa Co., Ltd.                                                              41,650             252,020
               Namhae Chemical Corp.                                                         13,104              29,123
               Namyang Dairy Products Co., Ltd.                                                 340             143,983
               Nong Shim Holdings Co., Ltd.                                                     780              60,350
               Oriental Fire & Marine Insurance Co., Ltd.                                     2,750              53,940
               ORION Corp.                                                                    4,310             619,632
               Ottogi Corp.                                                                     990              77,530
               Pacific Industries, Inc.                                                       2,100              29,837
           *   Pantech Co., Ltd.                                                              8,690              42,191
               Pohang Coated Steel Co., Ltd.                                                  1,760              48,900
               Poong San Corp.                                                               16,810             211,212
               Pulmuone Co., Ltd.                                                             2,030              70,387
               Pusan Bank                                                                    97,000             824,810
               Pusan City Gas Co., Ltd.                                                       3,000              54,454
               Pyung Hwa Industrial Co., Ltd.                                                 6,170              29,600
               S1 Corp.                                                                      15,730             642,981
           *   Saehan Industries, Inc.                                                        7,440              17,420

               Samchully Co., Ltd.                                                            2,000             158,140
               Samlip Industrial Co., Ltd.                                                    4,560              27,267
               Samsung Engineering Co., Ltd.                                                 21,090             214,558
               Samsung Fine Chemicals Co., Ltd.                                              14,950             289,464
               Samsung Techwin Co., Ltd.                                                     51,810             473,311
               Samwhan Corp.                                                                  2,900              35,508
               Samyang Corp.                                                                  4,730             171,068
           *   Samyang Foods Co., Ltd.                                                        1,530              29,461
               Samyang Genex Co., Ltd.                                                          220               9,671
               Samyoung Corp.                                                                 2,170              33,962
               Samyoung Electronics Co., Ltd.                                                 5,800              38,354
               Seah Holdings Corp.                                                              880              35,552
               Seah Steel Corp.                                                               1,170              33,819
               Sejong Securities Co., Ltd.                                                    3,659              16,597
               Seondo Electric Co., Ltd.                                                      4,400               7,174
               Seoul City Gas Co., Ltd.                                                       2,750              85,619
               Seoul Securities Co., Ltd.                                                    19,500              65,993
               Shin Young Securities Co., Ltd.                                                2,620              44,174
           *   Shindongbang Corp.                                                             1,696              12,703
           *   Shin-Ho Paper Manufacturing Co., Ltd.                                          5,830              29,091
               Shinmoorim Paper Manufacturing Co., Ltd.                                       2,858              28,658
               Shinsung Engineering Co., Ltd.                                                11,880              37,698
               Sindo Ricoh Co., Ltd.                                                          7,510             422,348
               SK Chemicals Co., Ltd.                                                         5,140              59,498
               SK Gas Co., Ltd.                                                               3,580             102,899
           *   SKC Co., Ltd.                                                                 14,290             121,935
           *   Ssang Bang Wool Co., Ltd.                                                      6,950              20,606
           *   Ssangyong Cement Industry Co., Ltd.                                          180,970             229,322
           *   Ssangyong Motor Co.                                                           88,310             608,725
               STX Corp.                                                                      8,858             165,250
               STX Engine Co., Ltd.                                                           4,692              49,449
               Suheung Capsule Co., Ltd.                                                      1,900              13,602
               Sung Shin Cement Co., Ltd.                                                    10,040             197,620
           *   Sunkyong Securities Co., Ltd.                                                149,540             172,773
               Tae Kwang Industrial Co., Ltd.                                                   670             405,476
               Tae Young Corp.                                                                3,274             111,449
               Taegu Department Store Co., Ltd.                                               3,130              26,405
               Tai Han Electric Wire Co., Ltd.                                               19,511             214,562
           *   Tong Yang Investment Bank                                                     49,860             195,498
               Tongil Heavy Industries Co., Ltd.                                             46,780              47,565
           *   Trigem Computer, Inc.                                                         21,159              24,467
               Union Steel Manufacturing Co., Ltd.                                            5,292             171,228
               Woongjin Coway Co., Ltd.                                                       9,270             138,313
               Woongjin.Com Co., Ltd.                                                         6,810              35,998
               Youlchon Chemical Co., Ltd.                                                    8,890             110,450
           *   Young Poong Mining & Construction Corp.                                        1,580                  86
               Youngone Corp.                                                                18,210              61,859
               Youngpoong Corp.                                                                 540              54,224
               Yuhan Corp.                                                                    5,295             488,390
                                                                                                       ----------------

     TOTAL -- SOUTH KOREA
     (Cost $27,932,788)                                                                                      41,164,696
                                                                                                       ----------------

     SOUTH AFRICA -- (11.7%)
     COMMON STOCKS -- (11.7%)
               ADCorp Holdings, Ltd.                                                         43,285             111,457
               Advtech, Ltd.                                                                120,000              24,305
               Aeci, Ltd.                                                                   113,735             713,807
               Afgri, Ltd.                                                                  394,599             297,065
               African Life Assurance Co., Ltd.                                             165,518             544,083
               African Oxygen, Ltd.                                                         229,102             859,042
           *   Afrikander Lease, Ltd.                                                       309,187             182,824
               AG Industries, Ltd.                                                          107,512              49,740
               Alexander Forbes, Ltd.                                                       575,600             957,199
               Allied Electronics Corp., Ltd.                                                99,058             254,482
               Allied Technologies, Ltd.                                                    123,419             743,243
               Amalgamated Appliance Holdings, Ltd.                                         191,501             136,424
           *   Anglovaal Mining, Ltd.                                                       345,181           1,705,975
               Argent Industrial, Ltd.                                                       62,038              93,505
               Aspen Pharmacare Holdings PLC                                                338,902           1,241,432
               Astral Foods, Ltd.                                                            50,147             464,078
               Aveng, Ltd.                                                                  367,622             623,792
               AVI, Ltd.                                                                    293,586             536,673
               Bearing Man, Ltd.                                                             69,024              74,380
           *   Bell Equipment, Ltd.                                                          73,476              93,212
               Brandcorp Holdings, Ltd.                                                      43,383              51,436
           *   Business Connexion Group, Ltd.                                               229,687             162,036
               Bytes Technology Group, Ltd.                                                 157,376             177,502
               Capitec Bank Holdings, Ltd.                                                   56,781             129,512
               Cashbuild, Ltd.                                                               23,796             131,222
               Caxton & CTP Publishers & Printers, Ltd.                                     538,807             861,091
               Ceramic Industries, Ltd.                                                      19,849             278,629
               City Lodge Hotels, Ltd.                                                       41,634             236,204
               Connection Group Holdings, Ltd.                                               26,487              37,413
               Corpcapital, Ltd.                                                            241,136               9,559
           *   Cullinan Holdings, Ltd.                                                       10,000                 781
           *   Datacentrix Holdings, Ltd.                                                   162,198              68,712
           *   Datatec, Ltd.                                                                129,943             223,316
               Delta Electrical Industries, Ltd.                                             45,094             261,847
           *   Dimension Data Holdings PLC                                                1,623,030             941,968
               Distell Group, Ltd.                                                          230,733             813,776
               Distribution & Warehousing Network, Ltd.                                     160,606             134,193
               Dorbyl, Ltd.                                                                  26,530             157,584
           *   Durban Roodeport Deep, Ltd.                                                  223,484             253,203
               Ellerine Holdings, Ltd.                                                      138,298           1,015,750
               Enviroserv Holdings, Ltd.                                                     64,500              33,949
               Famous Brands, Ltd.                                                           42,836              41,513
               Foschini, Ltd.                                                               168,564             907,257
           *   Frontrange, Ltd.                                                             116,544              84,118
               Gold Reef Casino Resorts, Ltd.                                               235,403             470,627
               Grindrod, Ltd.                                                               110,283             778,168
               Group Five, Ltd.                                                              58,867             117,557
               Highveld Steel & Vanadilum Corp., Ltd.                                       170,284           1,868,877
               Hudaco Industries, Ltd.                                                       32,410             178,506
               Iliad Africa, Ltd.                                                           150,725             220,522
               Illovo Sugar, Ltd.                                                           311,402             379,701

               Investec, Ltd.                                                                61,734           1,773,851
           *   JCI, Ltd.                                                                  1,622,051              68,817
               Johnic Communications, Ltd.                                                  159,965             892,386
               M Cubed Holdings, Ltd.                                                       385,000              24,874
               Medi-Clinic Corp., Ltd.                                                      421,569             981,195
               Metair Investment, Ltd.                                                        6,133             207,266
           *   Metorex, Ltd.                                                                233,200             125,547
               Metropolitan Holdings, Ltd.                                                  627,031             877,848
               Mr. Price Group, Ltd.                                                        293,245             520,585
               Murray & Roberts Holdings, Ltd.                                              315,729             635,099
               Mustek, Ltd.                                                                  20,612              31,275
               Mvelaphanda Group, Ltd.                                                      211,861             199,224
               New Clicks Holdings, Ltd.                                                    395,048             435,570
               Northam Platinum, Ltd.                                                       246,757             389,913
               Nu-World Holdings, Ltd.                                                       11,932              49,889
               Oceana Group, Ltd.                                                           110,362             214,006
               Omnia Holdings, Ltd.                                                          44,132             256,101
           *   Palabora Mining Co., Ltd.                                                     20,554             113,925
               Peregrine Holdings, Ltd.                                                     218,856             131,784
               Primedia, Ltd. N Shares                                                      242,078             405,095
               PSG Group, Ltd.                                                              110,387             129,893
               Rainbow Chicken, Ltd.                                                        301,146             315,504
           *   Randgold & Exploration Co., Ltd.                                              60,670              94,985
               Redefine Income Fund, Ltd.                                                    34,692              19,117
               Reunert                                                                      196,516           1,058,043
           *   SA Chrome and Alloys                                                         798,852              72,661
           *   Sage Group, Ltd.                                                             201,897              45,134
               Santam, Ltd.                                                                 103,921             931,087
               Shoprite Holdings, Ltd.                                                      676,148           1,399,784
               Spur Corp., Ltd.                                                              53,697              47,400
               Sun International, Ltd.                                                      118,612           1,116,046
               Super Group, Ltd.                                                            487,656             812,605
               Tiger Wheels, Ltd.                                                            55,166             199,156
               Tongaat-Hulett Group, Ltd.                                                   170,160           1,476,295
               Tourism Investment                                                           647,510             137,034
               Trans Hex Group, Ltd.                                                         92,930             232,993
               Trencor, Ltd.                                                                191,076             558,636
               Truworths International, Ltd.                                                449,776           1,108,406
               UCS Group, Ltd.                                                              144,872              24,620
               Unitrans Ltd                                                                  65,023             309,931
               Value Group, Ltd.                                                             49,189              12,996
           *   Western Areas, Ltd.                                                          163,102             537,613
               Wilson Bayly Holme                                                            54,508             216,357
                                                                                                       ----------------

     TOTAL -- SOUTH AFRICA
     (Cost $36,033,034)                                                                                      39,923,793
                                                                                                       ----------------

     BRAZIL -- (11.7%)

     PREFERRED STOCKS -- (10.8%)
               Acesita SA                                                                    97,876           1,287,276
               Banco Mercantil do Brasil SA                                                 130,000              16,186
               Centrais Electricas de Santa Catarin Celesc Series B                       1,309,000             472,642
               Companhia Brasileira de Petroleo Ipiranga SA                                  60,800             667,172
               Confab Industrial SA                                                         555,000             773,936
               Coteminas Cia Tecidos Norte de Minas                                       6,977,102             602,298
               Distribuidora de Produtos de Petroleo Ipiranga SA                              3,900              61,507
               Duratex SA                                                                17,300,000             789,790
           *   Electropaulo Electrecidade Metropolitana                                  49,450,000           1,918,894
               Embraco SA                                                                   262,000              97,863
           *   Embratel Participacoes SA                                                443,600,000             942,615
           *   Empressa Metropolitanade Aguas e Energia SA                               24,000,000              52,592
               Energetica do Ceara Coelce                                                98,000,000             191,160
               ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
               Series B                                                                  13,156,000              73,711
               Fertibras SA                                                                   3,400              33,866
               Forca Luz Cataguazes Leopoldina Series A                                  23,400,000              12,916
               Forjas Taurus SA                                                              88,000              41,270
               Fras-Le Preferred                                                             20,200              49,295
               Globex Utilidades SA                                                          42,468             188,149
           *   Gradiente Eletronica SA                                                        2,600              12,409
           *   Industria de Bebidas Antarctica Polar SA                                      23,000              25,057
               Industrias Romi SA                                                             1,400              40,091
           *   Inepar SA Industria e Construcoes                                         79,900,001              39,129
               Klabin SA                                                                  1,216,000           2,003,536
               Lojas Americanas SA                                                      115,490,369           2,109,455
               Magnesita SA Series A                                                     54,500,000             299,699
               Magnesita SA Series C                                                        202,338               1,238
               Marcopolo SA                                                                 182,900             326,404
               Metal Leve SA                                                              6,600,000             373,895
               Metalurgica Gerdau SA                                                        130,853           1,813,858
           *   Net Servicos de Comunicacao SA                                             3,697,439             997,442
               Paranaense de Energia Series B                                           409,200,000           2,343,623
           *   Paranapanema SA                                                          238,300,000             707,136
               Perdigao SA NPV                                                               71,300           1,492,876
               Random Implementos e Participacoes SA                                        162,500             418,137
               Rasip Agro-Pastoril SA                                                        51,000               5,080
               Refinaria de Petroleo Ipiranga SA                                             12,300             288,472
               Ripasa SA Papel e Celulose                                                   584,200             865,571
               Sadia SA                                                                     910,000           1,484,250
               Santista Textil SA Preferred                                                  16,400             119,112
               Sao Pau Alpargatas SA                                                      2,620,001             358,830
               Saraiva Livreiros Editores                                                     4,000              21,664
           *   Sharp SA Equipamentos Eletronicos                                         30,200,000                 251
               Suzano Bahia Sul Papel e Celullose SA                                        292,642           1,275,261
               Suzano Petroquimica SA                                                        30,000              57,398
               Tele Celular Sul Participacoes SA                                        965,995,284           1,515,444
           *   Tele Centro Oeste Celular Participacoes SA                                    93,003             993,910
           *   Tele Leste Celular Participacoes SA                                           11,193              96,159
           *   Tele Norte Celular Participacoes SA                                      549,505,027              70,698
           *   Tele Sudeste Celular Participacoes SA                                         82,400             660,021
               Telemig Celular Participacoes SA                                         466,590,371             762,966
           *   Tim Sul Prefered Receipts                                                    465,785              21,071
               Tim Sul SA Preferred Series B                                             24,690,000           1,116,916
               Ultrapar Participants                                                    138,130,353           2,379,660
               Uniao des Industrias Petroquimicas SA Series B                             1,074,144           1,328,470

           *   Varig Participacoes Em Transportes                                           122,026                 456
           *   Varig Particpacoes Em Servicos                                               116,823                 144
           *   Varig SA Viacao Aerea Riograndense                                            16,000              10,425
               Weg SA                                                                       726,800           2,204,984
                                                                                                       ----------------
     TOTAL PREFERRED STOCKS
     (Cost $25,429,586)                                                                                      36,914,336
                                                                                                       ----------------

     COMMON STOCKS -- (0.9%)
               Acesita SA                                                                     4,290              60,179
               Acos Villares SA Avil                                                        120,000              17,630
               Avipal SA Avicultura e Agropecua                                          93,900,000             307,500
               Copesul Companhia Petroquimica do Sul                                        182,000           2,409,546
               Eternit SA                                                                     1,200              17,984
               Metalurgica Gerdau SA                                                          1,938              25,658
           *   Rhodia Ster SA                                                               640,780              50,528
               Sao Paulo Alpargatas SA                                                      510,000              73,553
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $1,278,647)                                                                                        2,962,578
                                                                                                       ----------------

     TOTAL -- BRAZIL
     (Cost $26,708,233)                                                                                      39,876,914
                                                                                                       ----------------

     MALAYSIA -- (10.6%)
     COMMON STOCKS -- (10.6%)
           *   A&M Realty Berhad                                                             32,500              11,974
               ACP Industries Berhad                                                         34,000               7,118
               Affin Holdings Berhad                                                      1,335,800             505,320
               Amalgamated Industrial Steel Berhad                                           11,250               1,688
           *   AMBD Berhad                                                                   58,000               1,753
               Amway (Malaysia) Holdings Berhad                                             382,300             668,357
               Ann Joo Resources Berhad                                                     179,000              74,400
           *   Anson Perdana Berhad                                                          10,000                 118
           *   Antah Holding Berhad                                                          23,000               1,453
           *   Aokam Perdana Berhad                                                              37                   7
               APM Automotive Holdings Berhad                                               147,300              93,533
           *   Arab Malaysia Corp. Berhad                                                   558,000             159,919
               Asas Dunia Berhad                                                             16,000               3,195
           *   Asia Pacific Land Berhad                                                      70,000               3,498
               Asiatic Development Berhad                                                 1,794,600             764,165
           *   Avenue Assets Berhad                                                         254,000              35,937
               Ayer Hitam Planting Syndicate Berhad                                           6,000               3,270
               Bandar Raya Developments Berhad                                              922,800             283,588
               Batu Kawan Berhad                                                            302,400             469,734
           *   Berjaya Capital Berhad                                                       391,000              85,385
               Berjaya Land Berhad                                                          620,600             130,628
               Bernas Padiberas Nasional Berhad                                             650,000             216,762
               Bimb Holdings Berhad                                                         208,200              75,558
               Bintai Kinden Corp. Berhad                                                    16,000               4,286
               Bolton Properties Berhad                                                      96,000              23,981
               Boustead Holdings Berhad                                                   1,301,700             605,697
               Cahya Mata Sarawak Berhad                                                    153,000              50,708
           *   Camerlin Group Berhad                                                         58,000              18,309

               Carlsberg Brewery Malaysia Berhad                                            246,100             712,395
               Cement Industries of Malaysia Berhad                                          48,800              17,463
               Chemical Co. of Malaysia Berhad                                              231,800             145,833
               Chin Teck Plantations Berhad                                                  33,000              41,842
           *   Cosway Corp. Berhad                                                          113,000              19,488
               Courts Mammoth Berhad                                                        177,000              53,502
               Cycle & Carriage Bintang Berhad                                               15,000              11,642
           *   Damansara Realty Berhad                                                       65,000               1,368
               Datuk Keramik Holdings Berhad                                                 24,000                 253
               Dijaya Corp. Berhad                                                           96,000              20,216
               Diperdana Corp. Berhad                                                         4,000               1,788
               Diversified Resources Berhad                                                 704,300             255,481
               DNP Holdings Berhad                                                           34,000               5,275
           *   E&O Property Development Berhad                                            1,174,100             195,990
               Eastern & Oriental Berhad                                                     72,000              19,931
           *   Econstates Berhad                                                            280,800              42,802
               Edaran Otomobil Nasional Berhad                                              499,700             445,904
               Esso Malaysia Berhad                                                         183,500             121,716
               Europlus Berhad                                                               25,700               2,330
           *   Faber Group Berhad                                                            16,000               2,123
               Far East Holdings Berhad                                                      23,700              26,307
           *   FCW Holdings Berhad                                                           24,000               1,386
           *   Fountain View Development Berhad                                             808,200              83,654
               Fraser & Neave Holdings Berhad                                               430,600             583,321
               Globetronics Technology Berhad                                             1,090,500             107,428
               Glomac Berhad                                                                 70,200              23,091
               Gold IS Berhad                                                               163,600              59,445
           *   Golden Hope Plantations Berhad Series A                                      792,682             604,942
           *   Golden Plus Holdings Berhad                                                   16,000               1,833
           *   Gopeng Berhad                                                                 17,000               2,186
               Guiness Anchor Berhad                                                        713,200             984,807
           *   Gula Perak Berhad                                                            170,975               9,882
               Guthrie Ropel Berhad                                                          35,900              34,190
               Hap Seng Consolidated Berhad                                                 752,300             419,387
               Heitech Padu Berhad                                                           26,000              14,914
               Highlands and Lowlands Berhad                                                411,700             411,573
           *   HIL Industries Berhad                                                         56,810               3,953
           *   HLG Capital Berhad                                                            12,000               2,119
               Hock Seng Lee Berhad                                                          44,160              31,361
               Hong Leong Industries Berhad                                                 452,400             426,060
               Hong Leong Properties Berhad                                                 605,800              93,111
               Hume Industries (Malaysia) Berhad                                            374,067             479,416
               Hwang-DBS (Malaysia) Berhad                                                   97,500              31,031
               IGB Corp. Berhad                                                           1,854,850             535,854
               IJM Corp. Berhad                                                             255,500             315,906
               IJM Plantations Berhad                                                        37,600               9,992
           *   Insas Berhad                                                                 226,000              17,817
               Island & Peninsular Berhad                                                   777,140             278,672
           *   Jaks Resources Berhad                                                          1,000                 384
               Jaya Jusco Stores Berhad                                                     291,400             344,655
               Jaya Tiasa Holdings Berhad                                                   283,600             149,041
           *   Johan Holdings Berhad                                                         30,000               1,180
               John Hancock Life Insurance (M) Berhad                                       100,800              60,888
               Johor Port Berhad                                                            476,300             225,505

               Johore Tenggara Oil Palm Berhad                                               59,200              12,769
               JT International Berhad                                                      525,900             553,260
               K & N Kenanga Holdings Berhad                                                287,300              49,146
               Keck Seng (Malaysia) Berhad                                                   82,000              41,218
               KFC Holdings (Malaysia) Berhad                                               289,700             262,155
               Kian Joo Can Factory Berhad                                                  146,300              98,537
               Kim Hin Industry Berhad                                                       52,000              23,087
               KPJ Healthcare Berhad                                                         62,000              26,447
           *   Kretam Holdings Berhad                                                        15,000               1,776
               Kris Components Berhad                                                        98,863              87,858
               KSL Holdings Berhad                                                          186,600              94,955
           *   Kub Malaysia Berhad                                                          586,500              63,220
               Kulim Malaysia Berhad                                                        365,350             290,033
           *   Kumpulan Hartanah Selangor Berhad                                            166,500               9,624
               Kwantas Corp. Berhad                                                         155,800             153,314
               Ladang Perbadanan-Fima Berhad                                                 11,000               7,885
           *   Land & General Berhad                                                        180,000               6,623
               Landmarks Berhad                                                             635,500             141,807
           *   Leader Universal Holdings Berhad                                              69,000               6,435
           *   Leong Hup Holdings Berhad                                                     46,000              10,646
               Lingkaran Trans Kota Holdings Berhad                                         932,400             583,891
               Lingui Development Berhad                                                    712,800             185,226
               Lion Diversified Holdings Berhad                                             925,100             412,907
               Lion Industries Corp. Berhad                                               1,311,600             430,509
               Liqua Health Corp. Berhad                                                        173                  11
               MAA Holdings Berhad                                                          239,133             295,354
               Magnum 4D Berhad                                                              80,000              62,473
               Malayan Cement Berhad                                                      1,453,050             225,351
               Malayawata Steel Berhad                                                       72,000              24,809
           *   Malaysia Aica Berhad                                                          48,200              10,001
           *   Malaysia Building Society Berhad                                              35,000               6,067
               Malaysia Industrial Development Finance Berhad                             2,255,000             675,568
               Malaysia Mining Corp. Berhad                                                 732,900             366,324
               Malaysian Mosaics Berhad                                                     280,300             114,294
               Malaysian National Reinsurance Berhad                                        264,400             243,371
               Malaysian Oxygen Berhad                                                      296,500             958,951
               Malaysian Plantations Berhad                                                 622,500             396,076
           *   Malaysian Resources Corp. Berhad                                              94,666              11,307
           *   Mancon Berhad                                                                 12,000               2,747
               Maruichi Malaysia Steel Tube Berhad                                           58,600              22,494
               Matsushita Electric Co. (Malaysia) Berhad                                     70,084             191,614
               MBM Resources Berhad                                                         102,966              56,814
           *   Media Prima Berhad                                                            61,533              26,684
               Metro Kajang Holdings Berhad                                                  58,800              13,433
               Mieco Chipboard Berhad                                                        69,000              32,317
           *   MTD Infraperdana Berhad                                                    1,975,100             441,758
           *   MUI Properties Berhad                                                         75,200               5,231
           *   Mulpha International Berhad                                                2,712,250             353,166
           *   Multi-Purpose Holdings Berhad                                                457,000              95,428
           *   Mycron Steel Berhad                                                           14,650               3,775
               Naim Cendera Berhad                                                          381,100             338,779
           *   Naluri Berhad                                                                491,000              54,159
           *   Nam Fatt Berhad                                                                9,000                 803
               Narra Industries Berhad                                                       16,000               5,702

               NCB Holdings Berhad                                                        1,147,200             783,820
           *   New Straits Times Press (Malaysia) Berhad                                    339,000             283,513
               Nikko Electronics Berhad                                                      36,600               9,240
               NV Multi Corp. Berhad                                                        129,500              11,929
           *   NWP Holdings Berhad                                                          112,000              19,836
               Nylex (Malaysia) Berhad                                                       41,500               6,631
               Oriental Holdings Berhad                                                     362,900             381,458
               OSK Holdings Berhad                                                        1,179,371             337,889
               OSK Property Holdings Berhad                                                   3,393                 672
               Pacific & Orient Berhad                                                       40,400              19,452
               Pacificmas Berhad                                                              9,500              14,125
           *   Pan Malaysia Cement Works Berhad                                             192,000              22,644
           *   Pan Malaysian Industries Berhad                                              818,000              11,854
           *   Pan Pacific Asia Berhad                                                       12,000                 284
           *   Panglobal Berhad                                                              14,000               6,963
               PBA Holdings Berhad                                                          139,800              50,353
               Pelangi Berhad                                                               268,700              53,025
           *   Pernas International Holdings Berhad                                         603,400             110,990
               Petaling Garden Berhad                                                       190,600              78,206
               Phileo Allied Berhad                                                       1,152,600             951,055
               PK Resources Berhad                                                           14,000               1,917
           *   Prime Utilities Berhad                                                         3,000                 272
           *   Promet Berhad                                                                 52,000                   0
           *   Puncak Niaga Holdings Berhad                                               1,113,600             735,034
               QL Resources Berhad                                                           57,000              44,220
               QSR Brand Berhad                                                              32,000              25,070
               Ramatex Berhad                                                               292,700             234,863
               Ranhill Berhad                                                             1,095,180             394,579
           *   Ranhill Utilities Berhad                                                     227,160              95,554
           *   Rashid Hussain Berhad                                                        182,000              16,517
           *   Rekapacific Berhad                                                            55,000                   0
               Road Builders (Malaysia) Holdings Berhad                                     984,600             685,953
               Sapura Telecommunications Berhad                                              64,846              16,538
               Sarawak Enterprise Corp. Berhad                                              421,000             138,476
               SCB Developments Berhad                                                      290,500             266,096
               Scomi Group Berhad                                                         2,329,800             906,473
               Selangor Properties Berhad                                                   526,100             278,103
               Shangri-La Hotels (Malaysia) Berhad                                          114,000              37,499
               Shell Refining Co. Federation of Malaysia Berhad                             190,500             460,989
               SHL Consolidated Berhad                                                       75,000              34,138
           *   Sime Engineering Services Berhad                                             279,100              66,312
               Sime UEP Properties Berhad                                                   133,000             147,700
               Southern Acids (Malaysia) Berhad                                              41,000              17,757
               Southern Steel Berhad                                                        262,900             109,968
               SP Setia Berhad                                                              351,400             342,229
           *   SRI Hartemas Berhad                                                           65,000                   0
               Star Publications (Malaysia) Berhad                                          229,300             415,977
               Subur Tiasa Holdings Berhad                                                  137,400              87,437
               Sunrise Berhad                                                               497,220             186,976
               Sunway City Berhad                                                           645,100             339,049
               Sunway Holdings, Inc. Berhad                                                 805,000             226,483
           *   Supermax Corp. Berhad                                                         26,900              30,274
           *   Suria Capital Holdings Berhad                                                186,000              20,043
               Symphony House Berhad                                                         20,571               2,757

               Ta Ann Holdings Berhad                                                       313,600             531,741
               TA Enterprise Berhad                                                       2,638,300             506,405
               Talam Corp. Berhad                                                            12,850               1,283
           *   Tamco Corp. Holdings Berhad                                                   83,000               5,766
               Tan Chong Motor Holdings Berhad                                            1,525,300             641,828
           *   Tanah Emas Corp. Berhad                                                       65,000              10,071
               Tasek Corp. Berhad                                                            87,600              54,643
           *   Time Dotcom Berhad                                                         1,001,500              69,586
               Top Glove Corp. Berhad                                                       298,100             351,574
               Tractors Malaysia Holdings Berhad                                            143,400             124,828
               Tradewinds (Malaysia) Berhad                                                 290,600             199,710
           *   Trengganu Development & Management Berhad                                     79,700              15,674
               Tronoh Mines Malaysia Berhad                                                 476,300             338,444
               UAC Berhad                                                                    25,000              31,335
               Uchi Technologies Berhad                                                     651,200             493,428
               UDA Holdings Berhad                                                          243,700              94,707
           *   UEM World Berhad                                                           3,342,200             540,221
               Unico-Desa Plantations Berhad                                                316,000              37,022
           *   Union Paper Holdings Berhad                                                   70,000              10,763
               Uniphone Telecommunications Berhad                                            43,000               4,874
               Unisem (M) Berhad                                                            715,800             314,294
               United Malacca Rubber Estates Berhad                                          47,500              42,731
               United Malayan Land Berhad                                                    13,000               3,249
               United Plantations Berhad                                                    407,500             535,491
           *   Utama Banking Group Berhad                                                   122,000              15,691
               Wah Seong Corp                                                               423,500             205,890
               Worldwide Holdings Berhad                                                     52,000              24,190
               WTK Holdings Berhad                                                          117,400             129,618
               Yeo Hiap Seng (Malaysia) Berhad                                               47,300              23,972
               Yu Neh Huat Berhad                                                            97,200              32,987
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $42,241,527)                                                                                      36,292,371
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Liqua Health Marketing Berhad Warrants 09/09/08                                   34                   1
           *   Melewar Industrial Group Warrants                                             11,720                   0
           *   Mieco Chipboard Berhad Warrants 04/21/09                                      23,000               4,055
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $1,222)                                                                                                4,056
                                                                                                       ----------------

     PREFERRED STOCKS -- (0.0%)
           *   Malayan United Industries Berhad A1 08/03/13                                 176,957               2,096
           *   Malayan United Industries Berhad A2 08/03/13                                 176,957               1,630
           *   Ramunia Holdings Berhard Non Cumulative Irredeemable
               Convertible Preferred Shares                                                   1,840                  77
                                                                                                       ----------------
     TOTAL PREFERRED STOCKS
     (Cost $43,180)                                                                                               3,803
                                                                                                       ----------------

     TOTAL -- MALAYSIA
     (Cost $42,285,929)                                                                                      36,300,230
                                                                                                       ----------------

     TURKEY -- (8.1%)
     COMMON STOCKS -- (8.1%)
               Adana Cimento Sanayi Ticaret A.S.                                            646,276             400,097
           *   Ak-Al Tekstil A.S.                                                             2,779               9,848
               Akcansa Cimento Sanayi ve Ticaret A.S.                                       309,894           1,055,291
           *   Akenerji Elektrik Uretim A.S.                                                 80,193             313,663
               Aksa Akrilik Kimya Sanayii A.S.                                               47,621             419,267
               Aksigorta A.S.                                                               324,225           1,244,948
           *   Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.                                4,477              10,687
           *   Aktas Elektrik Ticaret A.S.                                                      370              40,674
               Alarko Carrier Sanayii ve Ticaret A.S.                                        14,579              97,296
           *   Alarko Holding A.S.                                                           26,419             852,490
           *   Alcatel Telekomunikasyon Endustri ve Ticaret A.S.                             24,197              79,058
               Alkim Alkali Kimya A.S.                                                       27,197              69,767
           *   Alternatifbank A.S.                                                           97,063              84,940
           *   Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.                          21,960              21,059
           *   Anadolu Anonim Turk Sigorta Sirketi                                          122,999             259,603
               Anadolu Cam Sanayii A.S.                                                     277,157             985,928
               Anadolu Hayat Sigorta A.S.                                                    74,683             107,365
               Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.                                 15,586             104,406
           *   Ayen Enerji A.S.                                                             161,469             219,193
               Aygaz A.S.                                                                    83,805             171,131
               Bagfas Bandirma Gubre Fabrikalari A.S.                                         3,450              70,269
           *   Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.                           147,698             200,151
               Bati Anabolu Cimento A.S.                                                    110,525             297,856
           *   Beko Elektronik A.S.                                                         234,899             389,167
               Bolu Cimento Sanayii A.S.                                                    187,058             235,067
               Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                36,993             274,923
               Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.                             128,217             149,540
           *   Boyner Buyuk Magazacilik A.S.                                                122,086             214,903
               Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.                           5,857             302,310
               Bursa Cimento Fabrikasi A.S.                                                  57,680             401,563
           *   Celebi Hava Servisi A.S.                                                      28,354             169,790
               Cimsa Cimento Sanayi Ve Ticaret A.S.                                         259,130           1,090,196
               Deva Holding A.S.                                                             64,797              74,295
           *   Dogan Gazetecilik A.S.                                                       105,300             189,539
           *   Dogan Yayin Holding A.S.                                                     402,635             916,481
               Doktas Dokumculuk Ticaret ve Sanayi A.S.                                      63,993              73,261
               Eczacibasi Ilac Sanayi ve Ticaret A.S.                                       294,407             709,537
           *   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                             116,012             148,892
           *   Ege Plstik Ticaret ve Sanayi A.S.                                             14,342               7,150
           *   EGE Seramik Sanayi ve Ticaret A.S.                                            44,835              37,823
               Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.                        229             110,862
           *   Finansbank A.S.                                                              911,286           3,229,243
           *   Global Yatirim Holding A.S.                                                   46,576              34,878
           *   Goldas Kuyumculuk Sanayi A.S.                                                 88,799              58,020
               Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                           7,128             105,985
           *   Goodyear Lastikleri T.A.S.                                                    14,659             125,390
               GSD Holding A.S.                                                              62,399              50,937
               Gubre Fabrikalari Ticaret A.S.                                                 8,436              14,578
               Gunes Sigorta A.S.                                                            68,999              77,283
           *   Hektas Ticaret T.A.S.                                                         25,477              18,984
               Hurriyet Gazetecilik ve Matbaacilik A.S.                                     184,673             353,260

               Ihlas Holding A.S.                                                           485,407             326,156
           *   Isiklar Ambalaj A.S.                                                           6,417               4,445
           *   Izmir Demir Celik Sanayii A.S.                                                57,269             118,443
           *   Kardemir Karabuk Demir Sanayi ve Ticaret A.S.                                 83,077             147,457
           *   Karsu Tekstil Sanayii ve Ticaret A.S.                                         17,040              10,797
               Karton Sanayi ve Ticaret A.S.                                                  1,698             151,400
           *   Kav Danismanlik Pazarlama ve Ticaret A.S.                                      4,654              11,553
           *   Kerevitas Gida Sanayii ve Ticaret A.S.                                         2,532               7,065
               Konya Cimento Sanayii A.S.                                                     4,921             138,355

               Kordsa Sabanci Dupont Endustriyel Iplik Kord Bezi Sanayi ve
               Ticaret A.S.                                                                 146,305             241,465
           *   Kutahya Porselen Sanayii A.S.                                                  2,617              40,566
               Mardin Cimento Sanayii ve Ticaret                                            103,083             270,356
           *   Marshall Boya ve Vernik Sanayii A.S.                                           4,372              86,019
           *   Medya Holdings A.S.                                                           15,849              80,145
           *   Menderes Tekstil Sanayi ve Ticaret A.S.                                      104,549              49,756
           *   Merko Gida Sanayi ve Ticaret A.S.                                             10,580               5,603
               Migros Turk A.S.                                                              81,518             630,394
           *   Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.                13,329              15,037
           *   Mudurnu Tavukculuk A.S.                                                        1,740                 574
               Multu Aku ve Malzemeleri Sanayi A.S.                                           1,527              25,367
           *   Nergis Holding A.S.                                                            1,784               4,837
           *   Net Holding A.S.                                                              47,826              13,649
           *   Net Turizm Ticaret ve Sanayi A.S.                                             33,660              19,664
               Nortel Networks Netas Telekomuenikasyon A.S.                                   8,756             192,301

               Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret
               A.S.                                                                          20,976              35,023
               Otobus Karoseri Sanayi A.S.                                                   44,321             145,963
               Pinar Sut Mamulleri Sanayii A.S.                                              35,215              41,297
           *   Raks Elektronik Sanayi ve Ticaret A.S.                                         2,730               1,565
           *   Sanko Pazarlama Ithalat Ihracat A.S.                                          48,903             120,784
               Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                           54,998              67,096
           *   Sasa Dupont Sabanci Polyester Sanayi A.S.                                    310,985             261,331
           *   Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.                            6,300               4,552
           *   Tansas Perakende Magazacilik Ticaret A.S.                                    464,813             637,064
           *   Tat Konserve Sanayii A.S.                                                     63,787             123,013
           *   Tekstil Bankasi A.S.                                                         143,546             127,209
               Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.                         39,939              55,419
               Tofas Turk Otomobil Fabrikasi A.S.                                           293,085             404,656
               Trakya Cam Sanayii A.S.                                                      303,163             964,275
               Turk Demir Dokum Fabrikalari A.S.                                             60,749             268,912
           *   Turk Dis Ticaret Bankasi A.S.                                                612,806           1,941,057
               Turk Ekonomi Bankasi A.S.                                                     32,820             208,142
               Turk Pirelli Kablo ve Sistemleri A.S.                                         39,702              68,242
               Turk Sise ve Cam Fabrikalari A.S.                                            393,110             943,539
               Ulker Gida Sanayi ve Ticaret A.S.                                            258,103             739,581
               USAS Ucak Servisi A.S.                                                        71,628             235,478
               Uzel Makina Sanayii A.S.                                                     156,941             226,625
           *   Vakif Finansal Kiralama A.S.                                                   5,450               8,285
           *   Vestel Elektronik Sanayi ve Ticaret A.S.                                      94,186             327,181
               Yunsa Yunlu Sanayi ve Ticaret A.S.                                            10,027               9,203
           *   Zorlu Enerji Elektrik Uretim A.S.                                            100,448             300,327
                                                                                                       ----------------

     TOTAL -- TURKEY
     (Cost $17,648,646)                                                                                      27,536,067
                                                                                                       ----------------

     ISRAEL -- (7.5%)
     COMMON STOCKS -- (7.5%)
           *   Afcon Industries                                                                 159               2,172
           *   Albad Massuot Yitzhak, Ltd.                                                    9,175             120,557
               Alony Hetz Properties & Investments, Ltd.                                     82,840             217,574
           *   Alvarion, Ltd.                                                                77,089             702,181
               American Israeli Paper Mills, Ltd.                                             6,495             300,032
               Analyst I.M.S.                                                                 9,114              95,741
           *   AudioCodes, Ltd.                                                              74,231             900,817
               Azorim Investment Development & Construction Co., Ltd.                        69,788             680,611
           *   Baran Group, Ltd.                                                              9,500              95,847
           *   Beit Shemesh Engines Holdings (1997), Ltd.                                     3,351              12,400
               Blue Square Chain Stores Properties & Investments, Ltd.                       36,516             335,834
               Blue Square Israel, Ltd.                                                      86,605             838,624
           *   C Mer Industries, Ltd.                                                        10,065             147,826
           *   Cham Foods (Israel), Ltd.                                                     14,289              21,470
               CLAL Industries, Ltd.                                                         12,431              57,251
           *   Compugen, Ltd.                                                                11,938              38,413
           *   Dan Vehicle & Transportation                                                  14,070              73,262
               Danya Cebus, Ltd.                                                             24,719             138,404
               Delek Automotive Systems, Ltd.                                               154,049           1,123,219
               Delek Drilling                                                               933,038             459,873
               Delta Galil Industries, Ltd.                                                  31,940             266,489
               Direct Insurance - I.D.I. Insurance Co., Ltd.                                 83,451             243,400
           *   Discount Mortgage Bank, Ltd.                                                   1,320             144,132
               Elbit Medical Imaging, Ltd.                                                   41,196             792,917
               Electra Consumer Products                                                     28,963             246,088
               Electra Israel, Ltd.                                                           5,514             412,220
           *   Electronics Line, Ltd.                                                         3,169              11,377
           *   Elron Electronic Industries, Ltd.                                             56,547             813,394
           *   Feuchtwanger Investments 1984, Ltd.                                            4,200               2,386
           *   First International Bank of Israel, Ltd. Par Value $.01                      473,321             733,279
               FMS Enterprises Migun, Ltd.                                                   16,997             776,774
               Formula Systems (1985), Ltd.                                                  17,849             258,733
           *   Formula Vision Technologies, Ltd.                                              1,604               1,549
               Frutarom Industries (1995), Ltd.                                              91,981             719,425
           *   Gachelet Invetment Co., Ltd.                                                     653              47,365
           *   Granite Hacarmel Investments, Ltd.                                            19,200              26,827
           *   Ham-Let Ltd                                                                   12,751              63,267
           *   Housing & Construction Holding Co., Ltd.                                     664,947             503,898
               Industrial Building Corp., Ltd.                                              371,518             435,732
           *   Israel Land Development Co., Ltd.                                             32,626             142,695
               Israel Petrochemical Enterprises, Ltd.                                        41,748             363,016
               Israel Salt Industries                                                        38,139             162,578
               Ituran                                                                        10,835             348,251
           *   J.O.E.L. Jerusalem Oil Exploration, Ltd.                                       6,178              41,093
               Knafaim-Arkia Holdings, Ltd.                                                  21,671             245,561
           *   Koor Industries, Ltd.                                                         19,500           1,269,096
           *   Leader Holding & Investments, Ltd.                                            32,148              61,301
               Lipman Electronic Engineering, Ltd.                                           28,513             911,617
           *   Magal Security Systems, Ltd.                                                  10,117              99,148

           *   Magic Software Enterprises, Ltd.                                              35,590              85,825
           *   Matav Cable Israel                                                            58,667             461,729
           *   Medcon, Ltd.                                                                  18,524              39,126
           *   Medtechnica, Ltd.                                                             14,470              65,763
               Mehadrin, Ltd.                                                                 3,887              71,431
           *   Metalink, Ltd.                                                                26,556             125,039
           *   Middle East Tube Co.                                                          19,000              22,381
               Miloumor, Ltd.                                                                12,658              43,000
               Mivtach Shamir Holdings, Ltd.                                                 13,409             229,519
           *   Naphtha Israel Petroleum Corp.                                               105,630              17,489
           *   Nice Systems, Ltd.                                                            28,424           1,042,590
               Nisko Industries (1992), Ltd.                                                  6,691              45,505
           *   OCIF Investments and Development, Ltd.                                         2,267              42,527
           *   Orckit Communications, Ltd.                                                   11,142             265,923
               Ormat Industries, Ltd.                                                       189,774             936,431
               Packer Plada, Ltd.                                                               844              41,357
           *   Perrigo Co.                                                                    4,339              68,006
               Property and Building Corp., Ltd.                                              8,596             778,602
           *   RADVision, Ltd.                                                               36,193             478,979
               Rapac Electronics, Ltd.                                                        6,000              16,014
               Rapac Technologies (2000), Ltd.                                                6,000              23,491
           *   Retalix, Ltd.                                                                 27,444             658,808
               Scitex Corp., Ltd.                                                            68,344             463,768
           *   Shrem Fudim Kelner & Co., Ltd.                                                15,466              53,923
               Suny Electronic Inc., Ltd.                                                    59,632             416,272
               Super-Sol, Ltd. Series B                                                     409,493           1,104,308
               Tadiran Communications, Ltd.                                                  22,291             776,396
           *   Team Computer & Systems, Ltd.                                                  1,400              15,948
               Telsys, Ltd. Electronic Engineering                                            5,300              26,350
           *   Tower Semiconductor, Ltd.                                                     85,632             137,352
           *   Union Bank of Israel, Ltd.                                                    86,282             315,140
           *   Urdan Industries, Ltd.                                                        52,742              27,929
           *   Ytong Industries, Ltd.                                                        52,585              49,246
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $18,931,808)                                                                                      25,451,883
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07                   16,263              12,478
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- ISRAEL
     (Cost $18,931,808)                                                                                      25,464,361
                                                                                                       ----------------

     MEXICO -- (7.1%)
     COMMON STOCKS -- (7.1%)
               Consorcio Ara S.A.                                                           775,400           2,521,892
           *   Consorcio Hogar S.A. de C.V. Series B                                        325,000             101,522
               Controladora Comercial Mexicana S.A. de C.V. Series B                      1,633,500           1,755,911
           *   Corporacion Geo S.A. de C.V. Series B                                      1,330,000           3,146,490
           *   Corporacion Interamericana de Entramiento S.A. de C.V.
               Series B                                                                     703,769           1,364,301
           *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                     1,623                 313

               Corporativo Fragua S.A. de C.V. Series B                                          31                  98
           *   Desc S.A. de C.V. Series B                                                   981,833             266,108
               Embotelladora Arca S.A. de C.V., Mexico                                    1,331,800           2,739,622
           *   Empaques Ponderosa S.A. de C.V. Series B                                     206,000              17,034
           *   Empresas ICA Sociedad Controladora S.A. de C.V.                            6,256,350           2,471,650
               Empresas la Moderna S.A. de C.V. Series A                                    610,700             117,013
               Gruma S.A. de C.V. Series B                                                  856,800           1,830,206
               Grupo Cementos de Chihuahua S.A. de C.V.                                     566,100           1,003,802
               Grupo Continental S.A. de C.V.                                               601,800             928,879
               Grupo Corvi S.A. de C.V. Series L                                            100,000              18,467
               Grupo Elektra S.A. de C.V.                                                    89,300             631,742
               Grupo Financiero GBM Atlantico S.A. de C.V. Series L                           9,441               4,771
           *   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                          23,928              12,311
           *   Grupo Herdez S.A. de C.V.                                                    107,000              53,380
               Grupo Industrial Maseca S.A. de C.V. Series B                                510,000             290,040
               Grupo Industrial Saltillo S.A. de C.V.                                       176,552             270,886
           *   Grupo Iusacell S.A. de C.V.                                                   51,405              84,067
           *   Grupo Nutrisa S.A. de C.V.                                                       188                  73
               Grupo Posadas S.A. de C.V. Series L                                          199,000             147,179
           *   Grupo Qumma S.A. de C.V. Series B                                            105,334               1,742
           *   Grupo Tribasa S.A. de C.V.                                                    67,110                   0
               Hylsamex S.A. de C.V. Series B                                                82,000             295,323
               Industrias Bachoco S.A. de C.V. (Certificate Representing
               Series B and Series L)                                                        76,000             195,510
               Industrias Penoles S.A. de C.V.                                              162,000             800,746
           *   Industrias S.A. de C.V. Series B                                             661,248           1,372,999
           *   Jugos del Valle S.A. de C.V. Series B                                         50,900              77,161
           *   Movilaccess S.A. de C.V. Series B                                             13,489              30,053
           *   Sanluis Corporacion S.A. de C.V. Series A                                      3,300               1,182
           *   Sanluis Corporacion S.A. de C.V. Series C & Series B                           4,642               1,915
               TV Azteca S.A. de C.V. Series A                                            2,248,900           1,148,795
               Vitro S.A. de C.V.                                                           811,000             632,595
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $19,249,303)                                                                                      24,335,778
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Mexican Peso                                                                                       7,227
                                                                                                       ----------------
     (Cost $8,636)
     TOTAL -- MEXICO
     (Cost $19,257,939)                                                                                      24,343,005
                                                                                                       ----------------

     THAILAND -- (6.0%)
     COMMON STOCKS -- (6.0%)
               A.J. Plast Public Co., Ltd. (Foreign)                                        166,500              19,179
           *   Adkinson Securities Public Co., Ltd. (Foreign)                               138,150              22,441
           *   Advance Agro Public Co., Ltd. (Foreign)                                      809,000             455,971
               Aeon Thana Sinsap (Thailand) Public Co., Ltd.                                142,500             136,783
               Amarin Plaza Public Co., Ltd. (Foreign)                                      523,680              24,360
               Amata Corp. Public Co., Ltd.                                               2,040,400             572,497
               Asia Securities Trading Public Co., Ltd. (Foreign)                         3,575,000             510,337
               Asian Property Development Public Co., Ltd. (Foreign)                      3,828,800             356,211

               Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)                  1,282,233             533,343
               Bangkok Expressway Public Co., Ltd. (Foreign)                              1,170,400             756,165
               Bangkok Insurance Public Co., Ltd. (Foreign)                                  65,180             362,557
           *   Bangkok Land Public Co., Ltd. (Foreign)                                   12,166,170             143,730
           *   Bangkok Rubber Public Co., Ltd. (Foreign)                                     14,600                 891
               Big C Supercenter Public Co., Ltd. (Foreign)                                  87,000              47,750
           *   Book Club Finance Public Co., Ltd.                                           157,200              14,702
               Bumrungrad Hospital Public Co., Ltd.                                       1,043,800             500,962
               Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)                 5,498,000             468,203
               Capital Nomura Securities Public Co., Ltd. (Foreign)                          46,000              58,873
           *   Central Paper Industry Public Co., Ltd. (Foreign)                             19,800               1,023
               Central Pattana Public Co., Ltd. (Foreign)                                 3,668,000             785,420
               Central Plaza Hotel Public Co., Ltd. (Foreign)                                79,000              44,721
               Ch Karnchang Public Co., Ltd. (Foreign)                                    2,472,700             687,706
               Charoong Thai Wire & Cable Public Co., Ltd.                                  130,000              25,117
               Compass East Ind-Foreign                                                     122,000              10,449
               Dynasty Ceramic Public Co., Ltd.                                             232,500              92,702
               Eastern Water Resources Development & Management Public Co.,
               Ltd. (Foreign)                                                             1,081,200              99,525
               Fancy Wood Industries Public Co., Ltd.                                       260,800              34,020
           *   GFPT Public Co., Ltd.                                                         71,400              25,305
               GMM Grammy Public Co., Ltd. (Foreign)                                        765,100             244,802
           *   Golden Land Property Development Public Co., Ltd. (Foreign)                  485,616              77,689
               Hana Microelectronics Public Co., Ltd. (Foreign)                           1,851,409             884,010
               Hermraj Land & Development Public Co., Ltd. (Foreign)                      6,804,400             152,400
               Home Product Center Public Co., Ltd.                                         417,900              64,284
               ICC International Public Co., Ltd. (Foreign)                                 204,600             207,093
           *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                  975,170             542,428
           *   International Engineering Public Co., Ltd. (Foreign)                          20,000                 537
           *   ITV Public Co., Ltd.                                                       2,333,700             683,511
           *   Jasmine International Public Co., Ltd. (Foreign)                           8,436,600             107,975
           *   K.R. Precision Public Co., Ltd. (Foreign)                                    320,598              30,300
               Kang Yong Electric Public Co., Ltd. (Foreign)                                  7,200              11,784
               KCE Electronics Public Co., Ltd. (Foreign)                                   204,000              21,389
           *   Keppel Thai Properties Public Co., Ltd.                                        8,360                 687
               KGI Securities One Public Co., Ltd. (Foreign)                              2,713,846             169,657
               Krungthai Card Public Co., Ltd. (Foreign)                                    230,800             131,220
               Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                            32,200              36,456
               Loxley Public Co., Ltd. (Foreign)                                          2,256,520             153,286
               LPN Development Public Co., Ltd. (Foreign)                                   415,250              33,318
               Major Cineplex Group Public Co., Ltd.                                      1,083,300             314,618
               MBK Development Public Co., Ltd. (Foreign)                                   278,800             332,803
               Media of Medias Public Co., Ltd. (Foreign)                                     9,100               1,377
               MFC Asset Management Public Co., Ltd. (Foreign)                                5,000               2,547
           *   Millennium Steel Public Co., Ltd. (Foreign)                                6,061,600             243,180
               MK Real Estate Development Public Co., Ltd. (Foreign)                        472,260              28,129
               Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                     17,000              92,887
           *   Nakornthai Strip Mill Public Co., Ltd. (Foreign)                          13,202,000             422,412
               Nation Multimedia Group Public Co., Ltd. (Foreign)                           146,259              44,637
               National Finance and Securities Public Co., Ltd. (Foreign)                 1,530,800             508,634
           *   Natural Park Public Co., Ltd. (Foreign)                                   12,385,200             298,732
               Noble Development Public Co., Ltd.                                           260,100              28,039
           *   Pacific Assets Public Co., Ltd. (Foreign)                                    141,000              16,172
               Padaeng Industry Public Co., Ltd. (Foreign)                                   73,800              23,250

               Patum Rice Mill & Granary Public Co., Ltd. (Foreign)                           5,500               3,993
               Phatra Insurance Public Co., Ltd.                                             10,000              27,566
               Picnic Gas & Engineering Public Co., Ltd.                                    521,800             143,839
           *   Prasit Development Public Co., Ltd. (Foreign)                                 29,700               1,097
               Quality Houses Public Co., Ltd. (Foreign)                                  8,362,600             246,988
               Regional Container Lines Public Co., Ltd. (Foreign)                          869,900             663,719
           *   Robinson Department Store Public Co., Ltd. (Foreign)                          18,525               2,079
               Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)                        350,000             150,751
               Saha-Union Public Co., Ltd. (Foreign)                                        279,500             108,003
           *   Samart Corporation Public Co., Ltd.                                        1,146,900             153,842
               Sammakorn Public Co., Ltd. (Foreign)                                          75,000               4,024
               Sansiri Public Co., Ltd. (Foreign)                                           780,566              58,019
               Seamico Securities Public Co., Ltd.                                          978,022             127,579
               Serm Suk Public Co., Ltd. (Foreign)                                           10,000               5,021
           *   Shinawatra Satellite Public Co., Ltd. (Foreign)                            1,930,500             798,238
               Siam Food Products Public Co., Ltd. (Foreign)                                  9,000              10,633
               Siam Industrial Credit Public Co., Ltd. (Foreign)                            352,862              50,806
               Siam Makro Public Co., Ltd. (Foreign)                                        486,600             748,523
               Sino-Thai Engineering & Construction Public Co., Ltd.
               (Foreign)                                                                  1,616,500             409,795
               Sri Trang Agro Industry Public Co., Ltd. (Foreign)                            60,992              28,822
               Srithai Superware Public Co., Ltd. (Foreign)                                  16,400               3,936
           *   Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)                     54                  29
           *   STP & I Public Co., Ltd.                                                     138,700               6,111
           *   Sun Tech Group Public Co., Ltd. (Foreign)                                     27,200               1,875
               Supalai Public Co., Ltd. (Foreign)                                           346,000              20,608
           *   SVI Public Co., Ltd.                                                         122,266              26,030
           *   Tanayong Public Co., Ltd. (Foreign)                                          261,000               6,424
           *   Telecomasia Corp. Public Co., Ltd. (Foreign)                               2,633,800             557,487
               Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                        1,493,100             573,280
               Thai Reinsurance Public Co., Ltd. (Foreign)                                  660,300              71,182
               Thai Rung Union Car Public Co., Ltd. (Foreign)                               165,000              28,021
           *   Thai Stanley Electric (Thailand) Public Co., Ltd.                            119,800             368,570
               Thai Union Frozen Products Public Co., Ltd. (Foreign)                         64,800              44,657
               Thai Vegetable Oil-Foreign                                                   482,600             124,718
               Thai Wacoal Public Co., Ltd. (Foreign)                                        78,000              62,392
           *   Thai-German Ceramic Industry Public Co., Ltd. (Foreign)                      361,000              26,122
           *   Tipco Asphalt Public Co., Ltd. (Foreign)                                      95,200              48,502
               TIPCO Foods (Thailand) Public Co., Ltd.                                      147,620              16,204
               TISCO Finance Public Co., Ltd. (Foreign)                                     745,900             463,549
           *   TT&T Public Co., Ltd. (Foreign)                                            6,559,000             506,898
           *   Tuntex (Thailand) Public Co., Ltd. (Foreign)                                 126,728               5,989
               Tycoons Worldwide Group Public Co., Ltd. (Foreign)                           804,700             202,017
           *   United Communication Industry Public Co., Ltd. (Foreign)                     139,000             151,385
               United Palm Oil Industry Public Co., Ltd.                                     21,000              19,705
               Vanachai Group Co-Foreign                                                  2,482,066             390,973
               Vinythai Public Co., Ltd. (Foreign)                                        1,833,180             459,681
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $21,247,682)                                                                                      20,630,868
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006                        217,330                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- THAILAND
     (Cost $21,247,682)                                                                                      20,630,868
                                                                                                       ----------------

     INDONESIA -- (4.6%)
     COMMON STOCKS -- (4.6%)
           *   PT Artha Graya Investama Sentral Tbk                                       4,773,000              65,106
               PT Asahimas Flat Glass Tbk                                                 1,271,000             353,579
               PT Astra Agro Lestari Tbk                                                  6,656,000           2,549,611
               PT Astra Graphia Tbk                                                       4,549,000             164,579
               PT Bank NISP Tbk                                                          13,832,920           1,360,657
           *   PT Batu Buana                                                                 77,715               1,062
               PT Berlian Laju Tanker Tbk                                                14,767,200           1,456,914
               PT Bhakti Investama Tbk                                                    9,031,500             222,462
           *   PT Branta Mulia Tbk                                                           66,000               6,934
           *   PT Budi Acid Jaya Tbk                                                      1,449,000              17,446
           *   PT Charoen Pokphand Indonesia Tbk                                          3,406,500             153,760
               PT Citra Marga Nusaphala Persada                                           6,649,500             649,167
           *   PT Clipan Finance Indonesia Tbk                                            3,133,000             113,150
               PT Dankos Laboratories Tbk                                                 6,022,800             644,538
           *   PT Davomas Adabi Tbk                                                      20,960,000             320,091
           *   PT Dharmala Intiland                                                         277,400               9,343
               PT Dynaplast Tbk                                                           1,038,000             160,523
               PT Enseval Putera Megatrading Tbk                                          6,380,000             481,972
           *   PT Eterindo Wahanatama Tbk                                                   397,000               9,335
           *   PT Ever Shine Textile Tbk                                                  4,029,640              31,753
           *   PT GT Petrochem Industries Tbk                                               918,000              48,749
           *   PT Hero Supermarket Tbk                                                       33,000              10,950
           *   PT Indal Aluminium Industry                                                   47,000               1,189
               PT Indorama Synthetics Tbk                                                 2,211,000             139,127
           *   PT Jaya Real Property Tbk                                                    393,500              98,848
               PT Kalbe Farma Tbk                                                        25,907,600           2,114,538
           *   PT Karwell Indonesia Tbk                                                     138,000               5,945
           *   PT Kawasan Industry Jababeka Tbk                                          43,401,000             568,021
           *   PT Keramika Indonesia Assosiasi Tbk                                          100,000               1,839
               PT Komatsu Indonesia Tbk                                                     860,000             357,609
               PT Lautan Luas Tbk                                                         1,887,500             124,948
               PT Matahari Putra Prima Tbk                                                2,609,000             155,838
               PT Mayorah Indah Tbk                                                       2,473,500             310,980
           *   PT Metrodata Electronics Tbk                                               3,981,000              37,436
           *   PT Modern Photo Tbk                                                           40,000               2,433
           *   PT Mulia Industrindo                                                         542,000              16,449
           *   PT Mustika Ratu Tbk                                                          723,000              30,300
           *   PT Pakuwon Jati Tbk                                                           63,000               3,111
           *   PT Panasia Indosyntec Tbk                                                     79,000               4,150
           *   PT Panin Insurance Tbk                                                     7,979,000             255,175
           *   PT Prasidha Aneka Niaga Tbk                                                   84,000                 794
               PT Pudjiadi Prestige, Ltd. Tbk                                                45,500               1,315
           *   PT Putra Sejahtera Pioneerindo                                                29,000               1,219
               PT Rig Tenders Indonesia Tbk                                               1,780,000             167,429
               PT Selamat Semp Tbk                                                        1,920,000              60,202
           *   PT Semen Cibinong Tbk                                                        702,000              34,951
           *   PT Sinar Mas Agro Resources and Technology Tbk                                87,792              38,970
               PT Summarecon Agung Tbk                                                    6,332,000             636,078

           *   PT Sunson Textile Manufacturer Tbk                                           343,000              10,995
           *   PT Suparma Tbk                                                             2,400,000              66,967
           *   PT Surabaya Agung Industri Pulp & Paper                                       64,500                 440
           *   PT Surya Dumai Industri Tbk                                                3,298,500             124,759
           *   PT Suryamas Dutamakmur                                                       125,000               2,430
               PT Tempo Scan Pacific Tbk                                                    471,500             345,518
           *   PT Texmaco Jaya Tbk                                                           93,000              28,824
               PT Timah Tbk                                                               1,701,000             409,955
               PT Trias Sentosa Tbk                                                       9,198,400             178,941
               PT Trimegah Sec Tbk                                                        9,961,000             151,600
               PT Tunas Ridean Tbk                                                        1,987,000             172,941
           *   PT Ultrajaya Milk Industry & Trading Co. Tbk                                 390,000              12,289
               PT Unggul Indah Corp. Tbk                                                     48,239              15,205
               PT United Tractors                                                           501,760             172,284
           *   PT Wicaksana Overseas International                                           28,560                 390
                                                                                                       ----------------

     TOTAL -- INDONESIA
     (Cost $8,065,050)                                                                                       15,694,113
                                                                                                       ----------------

     POLAND -- (2.2%)
     COMMON STOCKS -- (2.2%)
           *   Amica Wronki SA                                                               18,410             170,405
           *   Budimex SA                                                                    33,325             487,162
           *   Cersanit-Krasnystaw SA                                                        22,217             709,727
           *   Computerland SA                                                               14,630             437,669
               Debica SA                                                                     22,742             557,751
           *   Echo Investment SA                                                            23,155             603,956
           *   Fabryki Mebli Forte SA                                                        39,475             126,145
           *   Farmacol SA                                                                   39,250             349,870
           *   Huta Ferrum SA                                                                   309                 813
           *   Impexmetal SA                                                                 26,519             319,649
           *   IVAX Corp.                                                                    24,547             461,700
               Kroscienskie Huty Szkla Krosno SA                                              2,000              61,011
           *   Lentex SA                                                                     13,464              59,112
           *   Mostostal Export SA                                                           42,087              13,130
               Mostostal Siedlce SA                                                          17,520             153,065
           *   Mostostal Warszawa SA                                                         18,600              33,784
           *   Mostostal Zabrze Holding SA                                                   18,293               3,898
               Netia Holdings SA                                                            117,106             131,888
           *   Ocean Company SA                                                               8,530                 302
           *   Optimus Technologie                                                            7,500              15,560
               Orbis SA                                                                      32,000             215,923
               Polifarb Cieszyn Wroclaw SA                                                   98,435             198,546
               Polska Grupa Farmaceutyczna SA                                                25,329             400,255
           *   Prosper SA                                                                    12,770              40,664
               Przedsiebiorstwo Farmaceutyczne JELFA SA                                      14,330             247,098
           *   Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.                               16,774              18,735
           *   Raciborska Fabryka Kotlow SA                                                  37,758             134,029
           *   Softbank SA                                                                   51,313             374,027
           *   Stalexport SA                                                                 90,737              47,875
           *   Ster-Projekt SA                                                               20,650              46,143
               Zaklad Przetworstwa Hutniczego Stalprodukt SA                                  8,169             169,675
               Zaklady Metali Lekkich Kety SA                                                19,615             637,825
           *   Zaklady Tluszcowe Kruszwica SA                                                23,610             195,267
                                                                                                       ----------------

     TOTAL -- POLAND
     (Cost $4,725,756)                                                                                        7,422,659
                                                                                                       ----------------

     PHILIPPINES -- (1.9%)
     COMMON STOCKS -- (1.9%)
               Alaska Milk Corp.                                                          1,404,000              82,573
               Bacnotan Consolidated Industries, Inc.                                       122,234              25,764
           *   Belle Corp.                                                               20,937,000             450,448
           *   C & P Homes, Inc.                                                          6,477,000              30,626
           *   Digital Telecommunications (Philippines), Inc.                            20,973,000             422,152
               EDSA Properties Holdings, Inc.                                             1,759,970              22,096
           *   EEI Corp.                                                                  1,108,000              12,048
           *   Fil-Estate Land, Inc.                                                      3,170,700              32,323
           *   Filinvest Development Corp.                                                4,664,500             105,830
           *   Filinvest Land, Inc.                                                      25,798,050             670,692
               Ginebra San Miguel, Inc.                                                   1,065,200             604,620
           *   Global Equities, Inc.                                                        886,462               1,330
           *   House of Investments, Inc.                                                   732,000              16,502
           *   International Container Terminal Services, Inc.                            4,593,837             629,908
           *   Ionics, Inc.                                                                 769,825              18,535
           *   iVantage Corp.                                                               593,400               7,682
               Keppel Philippines Marine, Inc.                                              610,000               6,716
           *   Lepanto Consolidated Mining Co. Series B                                   1,925,000              11,976
           *   Mabuhay Holdings Corp.                                                       516,000               1,419
           *   Macroasia Corp.                                                            2,237,500              73,450
           *   Manila Jockey Club, Inc.                                                     130,622               7,203
           *   Megaworld Properties & Holdings, Inc.                                     21,843,500             551,118
           *   Metro Pacific Corp.                                                       45,763,860             316,917
           *   Philex Mining Corp. Series B                                                 150,000               2,801
           *   Philippine Bank of Communications                                             14,726              18,623
           *   Philippine National Bank                                                     929,975             595,625
           *   Philippine National Construction Corp.                                       173,000              10,702
               Philippine Savings Bank                                                      317,212             191,862
           *   Pilipino Telephone Corp.                                                   1,692,000              98,929
           *   Prime Orion Philippines, Inc.                                              2,920,000              12,042
               Republic Glass Holding Corp.                                                 507,500              17,208
           *   RFM Corp.                                                                  2,378,934              34,882
               Robinson's Land Corp. Series B                                             3,402,000             301,903
               Security Bank Corp.                                                          320,842             172,196
               SM Development Corp.                                                       4,971,000             142,067
               Soriano (A.) Corp.                                                         3,430,211             124,880
               Union Bank of the Philippines                                                 47,500              24,785
           *   United Paragon Mining Corp.                                                  322,500               1,182
           *   Universal Rightfield Property Holdings, Inc.                               1,062,000                 545
               Universal Robina Corp.                                                     3,158,100             754,635
           *   Victorias Milling Co., Inc.                                                  139,680               2,228
           *   Vitarich Corp.                                                               176,000                 864
                                                                                                       ----------------

     TOTAL -- PHILIPPINES
     (Cost $6,061,276)                                                                                        6,609,887
                                                                                                       ----------------

     INDIA -- (1.4%)
     COMMON STOCKS -- (1.4%)
           *   Adani Exports, Ltd.                                                          128,535             187,130
           *   Alstom Projects India, Ltd.                                                   38,197             210,134
           *   Amtek Auto, Ltd.                                                              54,884             195,459
           *   Apollo Hospitals Enterprise, Ltd.                                             23,706             176,257
           *   Asahi India Glass, Ltd.                                                       45,571             186,677
           *   Aurobindo Pharmaceuticals, Ltd.                                               28,933             194,328
           *   Bajaj Hindusthan, Ltd.                                                        26,228              84,050
           *   Ballarpur Industries, Ltd.                                                    47,630             130,688
           *   Balrampur Chini Mills, Ltd.                                                  132,104             171,186
           *   Birla Corp., Ltd.                                                             17,000              70,584
           *   Bombay Dyeing & Manufacturing Co., Ltd.                                       11,587              83,236
           *   Chambal Fertilizers & Chemicals, Ltd.                                        121,939              88,792
           *   Divi's Laboratories, Ltd.                                                      3,849              95,526
           *   Federal Bank, Ltd.                                                            19,761              74,868
           *   Glaxosmithkline Consumer Healthcare, Ltd.                                     12,364             105,404
           *   GTL, Ltd.                                                                     42,241              96,565
           *   Hexaware Technologies, Ltd.                                                   66,714             194,257
           *   Hinduja TMT, Ltd.                                                             12,284              94,496
           *   Hindustan Construction, Ltd.                                                   6,012              75,804
           *   Hotel Leelaventure, Ltd.                                                      21,274              95,667
           *   IndusInd Bank, Ltd.                                                           85,132             119,504
           *   Ispat Industries, Ltd.                                                       394,710             186,603
               Jammu & Kashmir Bank, Ltd.                                                    14,566             111,881
           *   Jindal Stainless, Ltd.                                                        33,010              74,793
           *   Marico, Ltd.                                                                  29,761             181,568
           *   Max India, Ltd.                                                               12,128             158,222
           *   McDowell & Co., Ltd.                                                          29,475             196,299
           *   Micro Inks, Ltd.                                                               6,793              90,182
           *   Motherson Sumi Systems, Ltd.                                                 133,835             199,765
           *   Pantaloon Retail India, Ltd.                                                   2,578              69,775
           *   Pidilite Industries, Ltd.                                                      5,780              61,927
           *   Shree Cement, Ltd.                                                            10,463              83,465
           *   Sterling Biotech, Ltd.                                                        73,211             134,269
           *   Sundram Fastners, Ltd.                                                        59,875             182,714
           *   Thermax, Ltd.                                                                 13,251             195,886
           *   Titan Industries, Ltd.                                                        12,697              86,986
           *   Tube Investments of India, Ltd.                                               11,099              78,479
           *   TVS Motor Co., Ltd.                                                           60,259             102,137
                                                                                                       ----------------

     TOTAL -- INDIA
     (Cost $4,991,989)                                                                                        4,925,563
                                                                                                       ----------------

     HUNGARY -- (1.4%)
     COMMON STOCKS -- (1.4%)
           *   Danubius Hotel & Spa RT                                                       58,038           1,307,560
               Delmagyarorszagi Aramszolgaltato Demasz RT                                    15,581           1,039,675
           *   Fotex First Hungarian-American Photo Service Co.                             749,391             905,560
           *   Globus Konzervipari RT                                                       101,338             186,259
           *   Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                            67,414             417,005
           *   North American Business Industries RT                                         51,024              62,913
           *   Pannonplast P.L.C.                                                            39,441             286,134
           *   Raba Hungarian Railway Carriage & Machine Works                              143,528             459,296
           *   Synergon Information Systems Ltd., Budapest                                   30,190              70,218
               Zwack Unicum Liqueur Industry & Trading Co., Ltd.                              1,100              49,693
                                                                                                       ----------------

     TOTAL -- HUNGARY
     (Cost $4,841,731)                                                                                        4,784,313
                                                                                                       ----------------

     ARGENTINA -- (0.7%)
     COMMON STOCKS -- (0.7%)
           *   Alpargatas SA Industrial y Comercial                                           1,007               1,212
               Banco del Sud Sociedad Anonima Series B                                       89,000             118,836
           *   Banco Suquia SA                                                               76,789              12,532
           *   Capex SA Series A                                                             26,370              49,990
               Celulosa Argentina SA Series B                                                 6,375               7,524
           *   Central Costanera SA Series B                                                 50,000              56,047
           *   Central Puerto SA Series B                                                    61,000              34,591
               Cresud SA Comercial Industrial Financiera y Agropecuaria                     201,401             249,663
               DYCASA SA (Dragados y Construcciones Argentina) Series B                      23,052              24,510
           *   Ferrum SA de Ceramica y Metalurgica Series B                                  25,200              29,079
               Fiplasto SA Comercial y Industrial                                            12,000               5,104
           *   Garovaglio y Zorraquin SA                                                     14,160               2,427
               Importadora y Exportadora de la Patagonia Series B                            11,500              68,246
               Introductora de Buenos Aires SA Series A                                       9,832               4,862
           *   IRSA Inversiones y Representaciones SA                                       379,635             453,085
           *   Juan Minetti SA                                                              131,531             144,403
               Ledesma S.A.A.I.                                                             387,128             227,185
           *   Metrogas SA Series B                                                          90,000              40,057
           *   Polledo SA Industrial y Constructora y Financiera                             88,891              19,635
           *   Quimica Estrella SA Series B                                                  30,460               9,440
           *   Renault Argentina SA                                                         624,451             169,847
           *   Sol Petroleo SA                                                               50,662              13,178
               Solvay Indupa S.A.I.C.                                                       440,500             595,435
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $2,451,971)                                                                                        2,336,888
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Argentine Peso                                                                                   118,681
                                                                                                       ----------------
     (Cost $116,655)
     TOTAL -- ARGENTINA
     (Cost $2,568,626)                                                                                        2,455,569
                                                                                                       ----------------

     UNITED STATES -- (0.0%)
     COMMON STOCKS -- (0.0%)
           *   TTI Team Telecom International, Ltd.                                           2,940               6,791
                                                                                                       ----------------
     (Cost $12,241)

                                                                                        FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                         (000)
     TEMPORARY CASH INVESTMENTS -- (0.8%)
               Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
               06/01/05 (Collateralized by $2,710,000 FNMA Notes 2.95%,
               11/14/07, valued at $2,706,613) to be repurchased at $2,666,214     $          2,666           2,666,000
                                                                                                       ----------------
     (Cost $2,666,000)

TOTAL INVESTMENTS - (100.0%)
(Cost $283,588,855)                                                                                    $    341,627,598
                                                                                                       ----------------

----------
+    Securities have been fair valued.  See Note B to Financial Statements.
*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
TAIWAN -- (12.6%)
COMMON STOCKS -- (12.5%)
      *   A.G.V. Products Corp.                                                   327,000   $        78,754
          Ability Enterprise Co., Ltd.                                            271,000           124,590
          Abit Computer Co., Ltd.                                                 835,498            40,490
      *   Abocom Systems, Inc.                                                    105,000            36,963
      *   Accton Technology Corp.                                                 855,000           430,989
          Acer, Inc.                                                            1,544,235         2,921,761
      *   Allis Electric Co., Ltd.                                                 86,320            16,819
          Altek Corp.                                                              36,000            35,574
      *   Ambassador Hotel                                                        605,000           490,917
          Amtran Technology Co., Ltd.                                             680,324           347,467
      *   Apex Science & Engineering Corp.                                        103,000            14,555
      *   Arima Computer Corp.                                                  1,851,000           447,114
          Asia Cement Corp.                                                     6,392,115         4,086,269
          Asia Chemical Corp.                                                     357,000            99,253
          Asia Polymer Corp.                                                      272,160           126,746
      *   Askey Computer Co., Ltd.                                                723,917           409,110
          Audix Co., Ltd.                                                          56,000            65,766
      *   Aurora Corp.                                                            448,650           270,083
          Aurora Systems Corp.                                                    157,000            69,059
          Avision, Inc.                                                           240,000           122,081
          Bank of Kaohsiung Co., Ltd.                                             966,622           645,777
      *   Behavior Tech Computer Corp.                                            544,000           191,987
      *   Bes Engineering Corp.                                                 2,010,089           280,364
      *   Carnival Industrial Corp.                                               336,000            70,932
          Cathay Chemical Works, Inc.                                             131,000            37,929
          Cathay Real Estate Development Co., Ltd.                              2,493,421         1,044,444
      *   Central Insurance Co., Ltd.                                             336,020           104,357
          Central Reinsurance Co., Ltd.                                           538,550           216,652
      *   Chang Hwa Commercial Bank                                            10,732,459         6,030,722
      *   Chang-Ho Fibre Corp.                                                     50,000            21,217
      *   Charoen Pokphand Enterprises Co., Ltd.                                   96,000            15,288
          Cheng Loong Corp.                                                     1,798,480           559,929
      *   Chia Her Industrial Co., Ltd.                                           699,000            44,475
      *   Chia Hsin Cement Corp.                                                1,216,000           443,889
      *   Chia Hsin Food & Synthetic Fiber Co., Ltd.                              812,250            71,018
          Chia-I Industrial Co., Ltd.                                             474,000            91,540
      *   Chien Tai Cement Co., Ltd.                                              282,238             7,049
          China Airlines                                                        9,373,939         5,188,714
          China Chemical & Pharmaceutical Co.                                     300,240           114,384
      *   China Development Financial Holding Corp.                            20,000,000         7,617,330
          China Electric Manufacturing Co., Ltd.                                  306,000            89,574
      *   China General Plastics Corp.                                            314,000            89,709
      *   China Glaze Co., Ltd.                                                    54,000            11,329

      *   China Life Insurance Co., Ltd.                                        1,148,763           488,731
      *   China Man-Made Fiber Co., Ltd.                                          952,020           408,161
          China Motor Co., Ltd.                                                 3,157,000         3,247,583
      *   China Petrochemical Development Corp.                                 2,716,000           646,830
      *   China Rebar Co., Ltd.                                                 1,009,328            84,913
          China Steel Structure Co., Ltd.                                         173,873            80,357
      *   China Synthetic Rubber Corp.                                            497,948           165,330
      *   China United Trust & Investment Corp.                                   534,289            65,689
      *   China Wire & Cable Co., Ltd.                                            379,000            48,729
          Chinatrust Financial Holdings Co., Ltd.                                 241,686           271,513
          Chin-Poon Industrial Co., Ltd.                                          514,716           283,164
      *   Chun Yu Works & Co., Ltd.                                               230,000            56,185
          Chun Yuan Steel Industrial Co., Ltd.                                    756,050           435,915
          Chung Hsin Electric & Machinery Co., Ltd.                               646,000           278,434
          Chung Hwa Pulp Corp.                                                    999,419           336,961
      *   Chung Shing Textile Co., Ltd.                                           228,600             2,941
      *   Chungwa Picture Tubes Co., Ltd.                                      15,536,000         6,802,487
          Clevo Co.                                                               822,848           282,376
          CMC Magnetics Corp.                                                   7,126,000         3,289,183
          Collins Co., Ltd.                                                       328,758           109,914
          Compal Electronics, Inc.                                              2,118,000         2,025,155
      *   Compeq Manufacturing Co., Ltd.                                        1,514,000           502,022
      *   Compex International Co. Ltd.                                            46,400               296
          Continental Engineering Corp.                                         1,840,965           817,978
      *   Cosmos Bank Taiwan                                                    4,232,000         2,009,236
          CTCI Corp.                                                            1,049,154           554,437
          Cyntec Co., Ltd.                                                         33,600            28,354
      *   Da-Cin Construction Co., Ltd.                                           229,000            58,369
      *   Delpha Construction Co., Ltd.                                           228,044            30,020
          Der Pao Construction Co., Ltd.                                          483,000           108,613
          DFI, Inc.                                                                64,000            38,046
          Edom Technology Co., Ltd.                                                68,000            56,071
          Elan Microelectronincs Corp.                                             45,000            21,859
      *   Elite Material Co., Ltd.                                                 93,000            20,942
          Elitegroup Computer Systems Co., Ltd.                                 1,384,250           881,334
      *   Enlight Corp.                                                           250,000            79,424
      *   EnTie Commercial Bank                                                 3,763,474         1,297,577
      *   ET Internet Technology Corp.                                            354,676           141,002
          Eten Information Systems, Ltd.                                          134,000            91,948
          Eternal Chemical Co., Ltd.                                            1,075,000           720,217
      *   Eva Airways Corp.                                                     9,548,071         4,729,757
      *   Ever Fortune Industrial Co., Ltd.                                       409,000             4,303
      *   Everest Textile Co., Ltd.                                               432,177            96,135
          Evergreen International Storage & Transport Corp.                     2,303,000           877,084
          Evergreen Marine Corp., Ltd.                                          2,170,457         1,941,335
          Everlight Chemical Industrial Corp.                                     306,950            93,429
      *   Everspring Industry Co., Ltd.                                           206,000            46,420
          Far East Department Stores, Ltd.                                      2,431,000         1,331,777
          Far East Textile, Ltd.                                               10,566,613         7,916,095
      *   Far Eastern International Bank                                          825,000           449,199
          Federal Corp.                                                           353,000           188,818
      *   FIC Global, Inc.                                                        640,080            77,607
          First Copper Technology Co., Ltd.                                       322,750            82,890

      *   First Financial Holding Co., Ltd.                                     3,071,000         2,493,860
          First Hotel                                                             130,380            93,329
          Formosa Taffeta Co., Ltd.                                             4,993,706         2,437,007
      *   Formosan Rubber Group, Inc.                                             562,000           225,684
          Formosan Union Chemical Corp.                                           195,247            66,493
          Fortune Electric Co., Ltd.                                              191,000            55,598
      *   Fu I Industrial Co., Ltd.                                               264,000            49,321
          Fuh-Hwa Financial Holding Co., Ltd.                                   6,221,953         3,295,759
          Fwuson Industry Co., Ltd.                                               302,000            48,663
      *   G.T.M. Corp.                                                            133,000            43,233
      *   Giga Storage Corp.                                                      209,898            64,979
          Giga-Byte Technology Co., Ltd.                                        1,190,750         1,304,808
      *   Gold Circuit Electronics, Ltd.                                          714,140           320,668
      *   Goldsun Development & Construction Co., Ltd.                          1,691,000           396,503
      *   Grand Pacific Petrochemical Corp.                                       347,000           100,905
          Great China Metal Industry Co., Ltd.                                    461,000           226,541
          Great Wall Enterprise Co., Ltd.                                         376,980           109,194
      *   Helix Co., Ltd                                                          158,211            26,058
          Hey Song Corp.                                                          763,000           233,343
          Ho Tung Holding Corp.                                                   781,628           180,247
      *   Hocheng Corp.                                                           364,000            88,942
          Hong Ho Precision Textile Co., Ltd.                                      93,889             9,837
          Hong Tai Electric Industrial Co., Ltd.                                  282,000            77,367
      *   Hsinchu International Bank                                            1,615,834           947,049
          Hsing Ta Cement Co., Ltd.                                               376,980           109,357
          Hua Eng Wire & Cable Co., Ltd.                                          702,035           134,971
          Hua Nan Financial Holding Co., Ltd.                                      80,774            62,351
      *   Hualon Corp.                                                            257,040             8,851
      *   Hung Ching Development & Construction Co., Ltd.                         528,000            60,654
          Hung Poo Construction Corp.                                             430,000           306,722
      *   Hung Sheng Construction Co., Ltd.                                       981,000           499,243
          International Bank of Taipei                                          3,672,734         2,523,717
          Inventec Corp.                                                        5,395,550         2,492,740
      *   Jean Co., Ltd.                                                          154,000            34,980
          Jui Li Enterprise Co., Ltd.                                             195,000            46,660
          Jung Shing Wire Co., Ltd.                                               123,000            38,359
          Kang Na Hsiung Co., Ltd.                                                 74,271            31,092
      *   Kao Hsing Chang Iron & Steel Corp.                                      520,000           138,996
      *   Kee Tai Properties Co., Ltd.                                            272,000            49,271
          King Yuan Electronics Co., Ltd.                                       1,397,172         1,268,078
      *   Kingdom Construction Co., Ltd.                                          464,000           109,837
          Kinpo Electronics, Inc.                                               2,613,240         1,129,527
          Knowledge-Yield-Excellence Systems Corp.                                289,000           212,797
      *   Kuoyang Construction Co., Ltd.                                          136,029            38,966
      *   Kwong Fong Industries Corp.                                             230,000            24,373
          Lan Fa Textile Co., Ltd.                                                301,395            69,962
      *   Lead Data Co., Ltd.                                                     444,140            76,871
      *   Leadtek Research, Inc.                                                  112,000            56,100
      *   Lealea Enterprise Co., Ltd.                                             658,000            86,454
          Lee Chang Yung Chemical Industry Corp.                                  857,501           438,866
      *   Lee Chi Enterprises Co., Ltd.                                           196,000            47,063
      *   Lelon Co., Ltd.                                                         132,118            51,224
      *   Leofoo Development Co., Ltd.                                            238,000           142,762
      *   Les Enphants Co., Ltd.                                                  126,000            64,071

      *   Li Peng Enterprise Co., Ltd.                                            694,000           143,340
          Li Shin International Enterprise Corp.                                   39,900            21,096
          Lien Hwa Industrial Corp.                                             1,116,000           376,956
          Lingsen Precision Industries, Ltd.                                      211,320            81,792
          Long Bon Development Co., Ltd.                                          694,000           191,143
          Long Chen Paper Co., Ltd.                                               628,000           158,541
          Lucky Cement Corp.                                                      449,000           101,936
      *   Luxon Electronics Corp.                                                 313,400            44,846
      *   Macronix International Co., Ltd.                                      8,709,000         1,363,361
          Mega Financial Holding Co., Ltd.                                     18,530,000        12,005,790
      *   Megamedia Corp.                                                          65,782               545
          Mercuries & Associates, Ltd.                                            706,980           179,039
          Mercuries Data Co., Ltd.                                                142,657            41,412
          Merida Industry Co., Ltd.                                               171,000           107,520
      *   Microelectronics Technology, Inc.                                       621,000           248,046
          Micro-Star International Co., Ltd.                                    1,471,400         1,142,865
      *   Microtek International, Inc.                                            115,062            17,933
          Mitac International Corp.                                             2,265,120         2,411,355
          Mitac Technology Corp.                                                  171,000           128,962
          Mustek Systems, Inc.                                                    250,500            68,248
      *   Namchow Chemical Industrial Co., Ltd.                                   164,057            26,404
      *   Nankang Rubber Tire Co., Ltd.                                           104,312            96,653
          Nantex Industry Co., Ltd.                                               186,430            70,144
      *   New Asia Construction & Development Co., Ltd.                           146,000            16,666
          Nien Hsing Textile Co., Ltd.                                            118,000            98,564
          Ocean Plastics Co., Ltd.                                                128,000            45,106
      *   Opto Tech Corp.                                                         483,000           110,587
      *   Orient Semiconductor Electronics, Ltd.                                  648,713            56,050
      *   Pacific Construction Co., Ltd.                                          324,256            18,127
      *   Pacific Electric Wire & Cable Corp.                                   1,873,020            31,053
          Pan Jit International, Inc.                                             157,000            78,146
          Pan Overseas Electronics Co., Ltd.                                      187,864            46,038
      *   Pan-International Industrial Corp.                                      198,450           281,267
          Phihong Technology Co., Ltd.                                            239,110            71,670
          Phoenix Precision Technology Corp.                                      602,000           597,276
      *   Picvue Electronics, Ltd.                                                604,000            68,764
          Premier Image Technology Corp.                                          209,000           232,108
          Primax Electronics, Ltd.                                                484,744           115,955
      *   Prince Housing & Development Corp.                                    1,536,000           389,815
      *   Procomp Informatics, Ltd.                                               391,440                 0
          Prodisc Technology, Inc.                                              1,339,157           452,419
      *   Radium Life Tech Corp.                                                   85,534            43,902
          Ralec Electronic Corp.                                                  172,450            72,967
          Realtek Semiconductor Corp.                                           1,364,000         1,381,094
      *   Rectron, Ltd.                                                            78,300            10,893
          Rexon Industrial Corp., Ltd.                                            218,820            67,432
          Ritek Corp.                                                           3,638,518         1,275,854
      *   Ruentex Development Co., Ltd.                                         1,099,000           225,098
          Sampo Corp.                                                           2,082,850           361,512
      *   San Fang Chemical Industry Co., Ltd.                                    207,280           119,366
          Sanyang Industrial Co., Ltd.                                          1,570,000           685,877
          Sanyo Electric Co., Ltd.                                                451,000           241,667
      *   SDI Corp.                                                               191,483            71,271
          Sheng Yu Steel Co., Ltd.                                                  5,000             5,230
          Shihlin Electric & Engineering Corp.                                  1,048,000           750,104

      *   Shihlin Paper Corp.                                                     400,000           281,475
          Shinkong Co., Ltd.                                                      186,190            89,761
      *   Shinkong Synthetic Fibers Co., Ltd.                                   2,561,000           535,229
          Shinung Corp.                                                           290,700            61,683
          Shuttle, Inc.                                                           204,000           104,757
      *   Silicon Integrated Systems Corp.                                      2,630,423         1,427,225
          Siliconware Precision Industries Co., Ltd.                            1,128,000         1,068,941
      *   Sin Yih Ceramic Co., Ltd.                                               211,000            44,052
          Sincere Navigation Corp.                                                382,052           414,414
      *   Sinkong Spinning Co., Ltd.                                              195,000            69,107
          SinoPac Holdings Co., Ltd.                                            6,415,997         3,415,298
      *   Sintek Photronics Corp.                                               1,334,000           580,187
      *   Siward Crystal Technology Co., Ltd.                                      40,789            20,437
      *   Solomon Technology Corp.                                                338,000            65,495
      *   South East Soda Manufacturing Co., Ltd.                                 233,000            52,920
      *   Southeast Cement Co., Ltd.                                              656,700           129,676
      *   Space Shuttle Hi-Tech Co., Ltd.                                         177,000            19,808
          Standard Foods Taiwan, Ltd.                                             288,000           105,340
          Stark Technology, Inc.                                                  150,000            72,659
          Sunonwealth Electric Machine Industry Co., Ltd.                          21,000             8,877
          Systex Corp., Ltd.                                                    1,541,341           505,839
          Ta Chen Stainless Pipe Co., Ltd.                                         81,000            39,642
      *   Ta Chong Bank                                                         2,711,906           812,719
      *   Ta Jung Transportation Co., Ltd.                                        602,000           153,812
          Ta Ya Electric Wire & Cable Co., Ltd.                                   621,860           190,566
          Tah Hsin Industrial Corp.                                               268,000            94,651
          Ta-I Technology Co., Ltd.                                               151,200            89,150
      *   Taichung Commercial Bank                                              2,479,000           704,883
      *   Tainan Business Bank                                                    749,000           277,888
          Tainan Spinning Co., Ltd.                                             3,261,000           748,443
      *   Taita Chemical Co., Ltd.                                                223,000            62,452
      *   Taitung Business Bank                                                   163,395            33,068
      *   Taiwan Business Bank                                                 11,323,412         3,592,081
          Taiwan Cement Corp.                                                   7,528,763         4,273,469
          Taiwan Fire & Marine Insurance Co., Ltd.                                406,077           196,903
      *   Taiwan Flourescent Lamp Co., Ltd.                                       124,000            49,315
          Taiwan Glass Ind. Corp.                                               2,245,896         2,138,904
      *   Taiwan Kolin Co., Ltd.                                                  905,000           241,411
          Taiwan Mask Corp.                                                       525,000           237,761
          Taiwan Navigation Co., Ltd.                                             116,354            86,365
      *   Taiwan Pulp & Paper Corp.                                               238,000            55,043
          Taiwan Sakura Corp.                                                     252,900            63,902
          Taiwan Sogo Shinkong Security Co., Ltd.                                 563,860           337,559
      *   Taiwan Tea Corp.                                                        992,215           151,789
      *   Tatung Co., Ltd.                                                      9,309,000         2,966,840
      *   Tay-Shan Enterprises Co., Ltd.                                          372,320            73,067
          Teapo Electronic Corp.                                                   80,580            19,742
          Teco Electric & Machinery Co., Ltd.                                   3,789,834         1,098,094
          Tecom, Ltd.                                                             406,753           195,790
          Test-Rite International Co., Ltd.                                        97,005            61,478
      *   The Chinese Bank                                                      2,740,000           433,166
      *   The Farmers Bank of China                                             3,670,160         1,161,097
          The First Insurance Co., Ltd.                                           203,840           104,712
          Ton Yi Industrial Corp.                                               4,114,810         1,021,162

          Tsann Kuen Enterprise Co., Ltd.                                         253,870           295,580
          TSRC Corp.                                                            1,141,000           567,709
          Tung Ho Steel Enterprise Corp.                                          722,323           459,514
      *   Twinhead International Corp.                                            211,017            33,846
          TYC Brother Industrial Co., Ltd.                                        261,000           190,285
      *   Tycoons Group Enterprise Co., Ltd.                                      401,000            92,707
          Ulead Systems, Inc.                                                      66,000            59,266
      *   Union Bank of Taiwan                                                  3,637,577         1,114,658
      *   Union Insurance Co., Ltd.                                               787,454           181,159
          Uni-President Enterprises Corp.                                       7,962,130         3,591,312
      *   Unitech Printed Circuit Board Corp.                                     433,000           140,206
          United Epitaxy Co., Ltd.                                                421,978           230,301
      *   United Microelectronics Corp.                                        29,761,000        20,051,403
      *   Universal Cement Corp.                                                  465,360           164,664
      *   Universal Microelectronics Co., Ltd.                                     69,010            21,206
          Universal Scientific Industrial Co., Ltd.                             1,316,800           499,416
          UPC Technology Corp.                                                  1,370,840           481,150
          USI Corp.                                                             1,432,000           470,987
      *   U-TECH Media Corp.                                                      120,000            47,250
      *   Ve Wong Corp.                                                           177,000            46,289
      *   Via Technologies, Inc.                                                2,917,402         1,887,443
      *   Visual Photonics Epitacy Co., Ltd.                                       86,000            19,422
      *   Walsin Lihwa Corp.                                                    7,240,000         3,019,884
          Walsin Technology Corp., Ltd.                                           550,191           296,631
          Wan Hwa Enterprise Co., Ltd.                                            260,590           113,092
          Waterland Financial Holdings                                          4,553,000         1,911,276
      *   Wei Chih Steel Industrial Co., Ltd.                                     211,898            33,317
      *   Wei Chuan Food Corp.                                                    420,000           127,672
          Weltrend Semiconductor, Inc.                                            106,000            39,756
      *   Winbond Electronics Corp.                                             9,457,000         3,032,711
          Wintek Corp.                                                            128,432           172,308
          Wistron Corp.                                                         2,039,101         1,433,670
          World Peace Industrial Co., Ltd.                                        314,700           180,437
          Wus Printed Circuit Co., Ltd.                                           617,406           219,129
      *   Yageo Corp.                                                           4,270,840         1,613,497
          Yang Ming Marine Transport Corp.                                      1,078,058           945,670
      *   Yi Jinn Industrial Co., Ltd.                                            387,000            46,217
          Yieh Phui Enterprise Co., Ltd.                                        1,882,478           961,579
          Yosun Industrial Corp.                                                  286,116           194,804
          Yuen Foong Yu Paper Manufacturing Co., Ltd.                           2,827,926         1,069,148
          Yulon Motor Co., Ltd.                                                 3,867,263         4,482,480
          Yung Chi Paint & Varnish Manufacturing Co., Ltd.                          1,000             1,309
          Yung Shin Pharmaceutical Industrial Co., Ltd.                           268,000           267,310
          Yung Tay Engineering Co., Ltd.                                          574,000           299,626
          Zig Sheng Industrial Co., Ltd.                                          477,764           131,467
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $197,469,867)                                                                             210,305,089
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.1%)
      *   Taiwan Dollar                                                                           2,130,393
                                                                                            ---------------
(Cost $2,140,116)
TOTAL -- TAIWAN
(Cost $199,609,983)                                                                             212,435,482
                                                                                            ---------------

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
SOUTH KOREA -- (12.5%)
COMMON STOCKS -- (12.5%)
          Aekyung Petrochemical Co., Ltd.                                          10,140           188,134
      *   Anam Semiconductor, Inc.                                                519,149         1,091,486
          Asia Cement Manufacturing Co., Ltd.                                       9,438           318,175
          AUK Corp.                                                                24,000            82,155
          Baiksan Co., Ltd.                                                        41,550            41,134
      *   Boo Kook Securities Co., Ltd.                                            17,385           112,801
          BYC Co., Ltd.                                                               810            44,933
      *   Byuck San Corp.                                                           2,132            34,625
          Byuck San Engineering and Construction Co., Ltd.                         87,860           429,347
      *   Capro Corp.                                                              16,830            83,294
          Cheil Industrial, Inc.                                                   95,804         1,576,163
      *   Cho Kwang Leather Co., Ltd.                                               4,860            15,382
          Choil Aluminium Manufacturing Co., Ltd.                                   5,770            35,854
          Chon Bang Co., Ltd.                                                       2,520            87,740
          Chong Kun Dang Pharmaceutical Corp.                                      11,299           140,151
          Choongwae Pharmaceutical Corp.                                            9,816           238,866
          Chosun Refractories Co., Ltd.                                             7,370           203,753
      *   CKD Bio Corp.                                                             3,109            18,584
          D.I Corp.                                                                65,430           179,544
      *   Dacom Corp.                                                              36,810           353,546
          Dae Chang Industrial Co.                                                  6,170            24,070
          Dae Dong Industrial Co., Ltd.                                             3,930            25,876
          Dae Han Fire & Marine Insurance Co., Ltd.                                12,610            67,149
          Dae Sang Corp.                                                           82,740           387,572
          Dae Won Kang Up Co., Ltd.                                                13,100           240,240
      *   Dae Young Packaging Co., Ltd.                                           356,210            50,845
          Daeduck Electronics Co., Ltd.                                            58,160           460,343
          Daeduck Industries Co., Ltd.                                             39,860           375,387
          Daegu Bank Co., Ltd.                                                    193,922         1,514,121
          Daehan Flour Mills Co., Ltd.                                              2,525           209,051
          Daehan Synthetic Fiber Co., Ltd.                                          2,000            63,080
          Daelim Industrial Co., Ltd.                                              70,240         3,368,644
          Daelim Trading Co., Ltd.                                                 27,140           110,112
          Daesung Industrial Co., Ltd.                                              7,690           232,865
          Daewoo Engineering & Construction Co., Ltd.                             819,780         5,736,840
          Daewoo International Corp.                                               64,190           943,227
          Daewoo Motor Sales Corp.                                                 61,560           701,204
      *   Daewoo Securities Co., Ltd.                                             495,270         3,279,349
          Daewoong Co., Ltd.                                                       12,340           115,615
          Dahaam E-Tec Co., Ltd.                                                    5,985            82,554
          Daishin Securities Co., Ltd.                                            103,481         1,318,578
          Daiyang Metal Co., Ltd.                                                  40,000            63,454
      *   Daou Technology, Inc.                                                    60,000            95,061
          DC Chemical Co., Ltd.                                                    38,990           794,967
      *   Dong Ah Tire Industrial Co., Ltd.                                        43,904           217,838
          Dong Bu Insurance Co., Ltd.                                             132,650         1,122,563
      *   Dong Hai Pulp Co., Ltd.                                                  14,310            33,875
          Dong IL Rubber Belt Co., Ltd.                                             7,744            16,086
          Dong Wha Pharmaceutical Industries Co.                                    5,167            70,462

      *   Dong Won Co., Ltd.                                                        5,520            62,634
          Dong Yang Department Store Co., Ltd.                                      9,000            69,860
          Dong-A Pharmaceutical Co., Ltd.                                          20,320           755,818
          Dongbu Corp.                                                             46,410           537,308
          Dongbu Hannong Chemical Co., Ltd.                                        14,890           255,126
          Dongbu Securities Co., Ltd.                                              22,040            79,532
          Dongbu Steel Co., Ltd.                                                   46,108           471,909
          Dong-Il Corp.                                                             4,205           133,621
          Dongkook Industries Co., Ltd.                                             1,620             6,151
          Dongkuk Steel Mill Co., Ltd.                                            155,862         2,548,275
      *   Dongsu Industrial Co., Ltd.                                              15,408           183,001
          Dongsung Chemical Co., Ltd.                                               3,770            24,990
          Dongwon F&B Co., Ltd.                                                     6,666           355,309
          Dongwon Financial Holding Co., Ltd.                                     116,926         1,960,752
          Dongwon Industries Co., Ltd.                                              1,876            30,113
          Dongyang Express & Construction Corp.                                     5,250           114,185
          Dongyang Mechatronics Corp.                                              20,680            71,921
      *   Doosan Corp.                                                             47,020           496,292
          Doosan Heavy Industries & Construction Co., Ltd.                        400,500         5,512,737
      *   Doosan Industrial Development Co., Ltd.                                 193,240           954,468
          DPI Co., Ltd.                                                            33,340           165,765
          Duck Yang Industry Co., Ltd.                                              4,000            42,869
          Enex Co., Ltd.                                                            5,960            34,129
          F&F Co., Ltd.                                                            23,100            46,714
      *   First Fire & Marine Insurance Co., Ltd.                                  40,160            66,375
      *   Firstech Co., Ltd.                                                       28,190            43,694
      *   FNC Kolon Corp.                                                          11,960            85,493
          Fursys, Inc.                                                             24,120           381,678
          Global & Yuasa Battery Co., Ltd.                                         11,600            27,819
          Green Cross Corp.                                                        10,540           326,121
          Gwangju Shinsegae Co., Ltd.                                               1,590           125,617
          Halla Engineering & Construction Corp.                                    7,450           120,056
          Han Kuk Carbon Co., Ltd.                                                 25,070            68,694
          Han Wha Corp.                                                           146,740         2,374,047
          Han Yang Securities Co., Ltd.                                            24,940            88,546
          Hana Securities Co., Ltd.                                                40,790           416,954
          Handok Pharmaceuticals Co., Ltd.                                         18,150           197,882
          Handsome Corp.                                                           35,380           380,080
          Hanil Cement Manufacturing Co., Ltd.                                     18,013           996,512
          Hanil E-wha Co., Ltd.                                                    79,730           123,357
          Hanil Iron & Steel Co., Ltd.                                              1,815            37,671
          Hanjin Heavy Industry Co., Ltd.                                         165,520         1,955,105
          Hanjin Transportation Co., Ltd.                                          23,460           289,665
      *   Hankook Core Co., Ltd.                                                    7,001                 0
          Hankook Cosmetics Co., Ltd.                                              30,000            64,182
          Hankook Tire Manufacturing Co., Ltd.                                    150,550         1,699,498
          Hankuk Electric Glass Co., Ltd.                                          23,010         1,007,707
          Hankuk Glass Industries, Inc.                                            22,200         1,272,622
          Hankuk Paper Manufacturing Co., Ltd.                                      9,800           348,721
      *   Hanmi Capital Co., Ltd.                                                  28,690           159,217
          Hansae Co., Ltd.                                                          3,260            39,344
          Hansol Chemical Co., Ltd.                                                12,467            80,600
          Hansol CSN Co., Ltd.                                                    103,640           147,984
          Hansol Paper Co., Ltd.                                                  102,044           991,153

      *   Hansol Telecom Co., Ltd.                                                    547             7,873
          Hanssem Co., Ltd.                                                        12,390            76,823
          Hanwha Chemical Corp.                                                   246,060         2,636,568
          Hanwha Securities Co., Ltd.                                              62,690           296,766
          Heesung Cable, Ltd.                                                       3,660            47,123
          Histeel Co., Ltd.                                                         1,188            18,792
      *   Honam Petrochemical Corp.                                                21,360           837,182
          Hotel Shilla, Ltd.                                                       76,920           524,738
          HS R&A Co., Ltd.                                                          4,980            44,801
          Huchems Fine Chemical Corp.                                              45,340           233,775
      *   Huneed Technologies Co., Ltd.                                            90,030            36,966
          Husteel Co., Ltd.                                                        10,370           146,281
          Hwa Sung Industrial Co.                                                  26,510           156,884
          Hwashin Co., Ltd.                                                        42,000            64,462
          Hyosung T & C Co., Ltd.                                                  72,817           801,895
          Hyundai Cement Co., Ltd.                                                 15,435           427,117
      *   Hyundai Corp.                                                             6,015            38,659
          Hyundai Department Store Co., Ltd.                                       37,908         1,790,195
          Hyundai Department Store H & S Co., Ltd.                                  8,362           249,251
          Hyundai Development Co.                                                 160,560         3,381,813
          Hyundai Elevator Co., Ltd.                                               12,210           522,500
          Hyundai Heavy Industries Co., Ltd.                                      189,160         9,895,943
          Hyundai Hysco                                                           170,820         2,038,629
          Hyundai Marine & Fire Insurance Co., Ltd.                               127,340           698,190
      *   Hyundai Merchant Marine Co., Ltd.                                       193,270         3,062,097
          Hyundai Mipo Dockyard Co., Ltd.                                          15,693           987,135
          Hyundai Motor Co., Ltd.                                                 446,030        24,988,826
          Hyundai Pharmaceutical Ind. Co., Ltd.                                     4,200            60,528
      *   Hyundai Securities Co., Ltd.                                            249,730         1,681,820
          Il Dong Pharmaceutical Co., Ltd.                                          5,840           147,096
          Il Yang Pharmaceutical Co., Ltd.                                          6,107            50,263
          Iljin Diamond Co., Ltd.                                                   9,368            90,751
      *   Iljin Display Co., Ltd.                                                   5,361            58,597
          Iljin Electric, Ltd.                                                     26,530            63,400
          Ilshin Spinning Co., Ltd.                                                 3,600           146,849
          Ilsung Pharmaceutical Co., Ltd.                                           3,990            94,577
          INI Steel Co., Ltd.                                                     235,930         3,469,070
          ISU Chemical Co., Ltd.                                                   14,350           151,392
          Jeil Pharmaceutical Co.                                                   2,220           127,609
          Jeonbuk Bank, Ltd.                                                       54,559           256,301
      *   Jinro, Ltd.                                                                 407            18,179
          Joongang Constuction Co., Ltd.                                            9,880           132,562
      *   Keang Nam Enterprises Co., Ltd.                                          19,942           174,524
          KEC Corp.                                                               155,000           238,655
          Keyang Electric Machinery Co., Ltd.                                      71,760            92,878
          KG Chemical Corp.                                                        11,123            59,634
          Kia Motors Corp.                                                        899,680        12,798,297
          Kodenshi Korea Corp.                                                     38,000            76,793
          Kolon Chemical Co., Ltd.                                                 20,220           147,983
      *   Kolon Engineering & Construction Co., Ltd.                               37,850           192,457
      *   Kolon Industries, Inc.                                                   32,379           235,242
      *   Kolon International Corp.                                                 1,905             8,149
          Korea Cast Iron Pipe Co., Ltd.                                           44,688           142,182
          Korea Circuit Co.                                                        31,660           162,431

          Korea Development Co., Ltd.                                              23,520           477,686
      *   Korea Development Leasing Corp.                                           6,348           180,340
          Korea Electric Terminal Co., Ltd.                                         9,980           128,915
          Korea Fine Chemical Co., Ltd.                                             7,000            67,053
          Korea Flange Co., Ltd.                                                   10,290           165,469
          Korea Iron & Steel Co., Ltd.                                             25,230           550,009
          Korea Iron & Steel Works Co., Ltd.                                       21,294           333,507
          Korea Kolmar Co., Ltd.                                                   36,944           200,547
          Korea Komho Petrochemical Co., Ltd.                                      61,750         1,094,720
          Korea Mutual Savings Bank                                                14,910           108,853
          Korea Petrochemical Industry Co., Ltd.                                   12,300           279,007
          Korea Polyol Co., Ltd.                                                   10,556           341,241
          Korea Reinsurance Co., Ltd.                                             111,460           611,778
          Korea Zinc Co., Ltd.                                                     52,610         1,580,741
          Korean Air Co., Ltd.                                                    203,658         3,616,225
          Korean Air Terminal Service Co., Ltd.                                     3,490            55,469
      *   KP Chemical Corp.                                                       201,976           927,873
      *   KTB Network, Ltd.                                                       135,720           408,440
          Kukdo Chemical Co., Ltd.                                                  8,710           117,591
          Kukdong City Gas Co., Ltd.                                               12,780           282,798
          Kumgang Korea Chemical Co., Ltd.                                         29,050         4,887,310
          Kumho Industrial Co., Ltd.                                               99,300         1,240,595
          Kunsul Chemical Industrial Co., Ltd.                                     12,700           110,973
          Kwang Dong Pharmaceutical Co., Ltd.                                     114,660           319,382
          Kyeryong Construction Industrial Co., Ltd.                               17,500           365,614
          Kyobo Securities Co., Ltd.                                               76,680           282,348
          Kyong Dong Boiler Co., Ltd.                                               3,450            44,685
      *   Kyungbang Co., Ltd.                                                       1,856           119,732
          LG Cable, Ltd.                                                           81,160         1,938,469
          LG Chemical Investment, Ltd.                                            129,850         3,308,011
          LG Chemical, Ltd.                                                        26,500           961,951
          LG Engineering & Construction Corp.                                     104,882         3,261,727
          LG International Corp.                                                  117,374         1,350,793
          LG Investment & Securities Co., Ltd.                                    246,950         2,300,034
          Lotte Confectionary Co., Ltd.                                             1,170           835,146
          Lotte Sam Kang Co., Ltd.                                                  2,480           346,337
      *   Meritz Securities Co., Ltd.                                              73,900           229,786
      *   Midopa Co., Ltd.                                                         88,950           538,227
          Motonic Corp.                                                               640            14,753
          Namhae Chemical Corp.                                                   105,810           235,158
          Namyang Dairy Products Co., Ltd.                                          1,600           677,568
          Nong Shim Holdings Co., Ltd.                                              1,750           135,401
          Oriental Fire & Marine Insurance Co., Ltd.                               16,810           329,721
          Ottogi Corp.                                                              7,320           573,253
          Pacific Industries, Inc.                                                 12,240           173,906
      *   Pantech Co., Ltd.                                                        40,270           195,518
          PaperCorea, Inc.                                                         19,552            54,560
      *   Partsnic Co., Ltd.                                                       11,310            13,037
          Pohang Coated Steel Co., Ltd.                                            12,780           355,077
          Poong Lim Industrial Co., Ltd.                                           32,280           116,997
          Poong San Corp.                                                          66,220           832,032
      *   Pum Yang Construction Co., Ltd.                                          14,667            97,598
          Pusan Bank                                                              200,400         1,704,040
          Pusan City Gas Co., Ltd.                                                 21,560           391,343

          Pyung Hwa Industrial Co., Ltd.                                           45,370           217,657
      *   Rocket Electric Co., Ltd.                                                 3,460             5,335
      *   Saehan Industries, Inc.                                                  95,610           223,858
      *   Saehan Media Corp.                                                       31,250            48,186
          Sam Jin Pharmaceutical Co., Ltd.                                          2,650           115,398
          Sam Yung Trading Co., Ltd.                                               13,840            23,692
          Sambu Construction Co., Ltd.                                             11,398           182,741
          Samhwa Crown and Closure Co., Ltd.                                        3,100            37,832
          Samhwa Paints Industrial Co., Ltd.                                       33,600           104,416
          Samlip Industrial Co., Ltd.                                              15,670            93,699
          Samsung Climate Control Co., Ltd.                                        11,990            63,428
          Samsung Corp.                                                           331,070         4,518,093
          Samsung Electro-Mechanics Co., Ltd.                                      43,350         1,052,864
          Samsung Engineering Co., Ltd.                                            84,110           855,690
          Samsung Fine Chemicals Co., Ltd.                                         62,960         1,219,041
          Samsung Heavy Industries Co., Ltd.                                      525,070         4,393,515
          Samsung SDI Co., Ltd.                                                    10,430           992,626
          Samsung Securities Co., Ltd.                                            116,860         3,016,820
          Samsung Techwin Co., Ltd.                                               130,710         1,194,104
          Samwhan Corp.                                                            17,730           217,089
          Samyang Corp.                                                            25,405           918,814
          Samyang Genex Co., Ltd.                                                   5,490           241,326
          Samyang Tongsang Co., Ltd.                                                2,820            41,596
      *   Samyoung Chemical Co., Ltd.                                               2,820            25,188
          Samyoung Corp.                                                            6,130            95,939
          Samyoung Electronics Co., Ltd.                                           39,200           259,223
          Seah Holdings Corp.                                                       4,619           186,609
          Seah Steel Corp.                                                          6,245           180,510
      *   Segye Corp.                                                              20,530            34,419
          Sejong Industrial Co., Ltd.                                              44,050           198,861
          Sejong Securities Co., Ltd.                                              54,071           245,265
          Sempio Foods Co.                                                          3,610            40,670
          Seoul Securities Co., Ltd.                                              109,220           369,626
      *   Shin Dong-Ah Fire & Marine Insurance Co.                                 22,873            81,442
          Shin Heung Securities Co., Ltd.                                           9,130            32,629
          Shin Young Securities Co., Ltd.                                          18,390           310,058
          Shin Young Wacoal, Inc.                                                     273            12,453
          Shinhan Financial Group Co., Ltd.                                        46,326         1,186,488
      *   Shin-Ho Paper Manufacturing Co., Ltd.                                    38,850           193,856
          Shinmoorim Paper Manufacturing Co., Ltd.                                 34,120           342,128
          Shinpoong Pharmaceutical Co., Ltd.                                        4,540            65,025
          Shinsegae Engineering & Construction Co., Ltd.                            3,980            82,568
      *   Shinsung Tongsang Co., Ltd.                                              21,550            45,659
          Sindo Ricoh Co., Ltd.                                                    18,480         1,039,279
          SK Chemicals Co., Ltd.                                                   37,810           437,670
          SK Gas Co., Ltd.                                                         18,370           528,005
      *   SKC Co., Ltd.                                                            71,130           606,943
          Song Woun Industries                                                     24,310            56,494
      *   Ssang Bang Wool Co., Ltd.                                                52,870           156,756
      *   Ssangyong Cement Industry Co., Ltd.                                     710,212           899,968
      *   Ssangyong Fire & Marine Insurance Co.                                    13,190            41,886
      *   Ssangyong Motor Co.                                                     247,830         1,708,305
          STX Corp.                                                                24,376           454,746
          STX Engine Co., Ltd.                                                      8,711            91,805

          Sung Chang Enterprise Co., Ltd.                                           9,000           135,197
          Sung Shin Cement Co., Ltd.                                               45,580           897,162
      *   Sungwon Corp.                                                            20,600            40,691
          Sunjin Co., Ltd.                                                          4,240           142,150
      *   Sunkyong Securities Co., Ltd.                                           384,280           443,983
          Tae Kwang Industrial Co., Ltd.                                            2,881         1,743,547
          Tae Kyung Industrial Co., Ltd.                                           63,000           198,383
          Tae Young Corp.                                                          16,270           553,840
          Taegu Department Store Co., Ltd.                                         19,941           168,221
          Tai Han Electric Wire Co., Ltd.                                          95,477         1,049,958
          Tai Lim Packaging Industries Co., Ltd.                                    4,380            18,408
      *   The Will-Bes & Co., Ltd.                                                 10,640            26,516
      *   Tong Kook Corp.                                                             607               941
      *   Tong Yang Investment Bank                                               166,420           652,521
      *   Tong Yang Major Corp.                                                    24,960            99,604
          Tong Yang Moolsan Co., Ltd.                                               4,560            15,273
          Tongil Heavy Industries Co., Ltd.                                       160,770           163,468
          TS Corp.                                                                  3,881            81,585
          Union Steel Manufacturing Co., Ltd.                                      21,297           689,088
          Wiscom Co., Ltd.                                                         22,000            97,425
          Woongjin.Com Co., Ltd.                                                   78,940           417,281
          Yoosung Enterprise Co., Ltd.                                             37,800           110,311
          Youlchon Chemical Co., Ltd.                                              47,300           587,660
      *   Young Poong Mining & Construction Corp.                                  18,030               984
          Youngbo Chemical Co., Ltd.                                               33,000            60,535
          Youngone Corp.                                                          108,650           369,085
          Youngpoong Corp.                                                          2,710           272,125
          Yuhan Corp.                                                               5,435           501,303
          Yuhwa Securities Co., Ltd.                                               17,000           174,600
      *   Zinus, Inc.                                                               9,330             6,945
                                                                                            ---------------
TOTAL -- SOUTH KOREA
(Cost $123,891,857)                                                                             210,092,498
                                                                                            ---------------

MEXICO -- (11.8%)
COMMON STOCKS -- (11.8%)
          Alfa S.A. de C.V. Series A                                            5,405,364        31,038,624
          Cementos de Mexico S.A. de C.V. Series B                                785,300         5,974,697
      *   Cintra S.A. de C.V.                                                      85,000            57,321
      *   Consorcio Hogar S.A. de C.V. Series B                                   540,200           168,745
          Controladora Comercial Mexicana S.A. de C.V. Series B                 7,880,200         8,470,725
      *   Corporacion Geo S.A. de C.V. Series B                                 1,728,500         4,089,254
      *   Corporacion Interamericana de Entramiento S.A. de C.V.
          Series B                                                              1,414,805         2,742,689
      *   Corporacion Mexicana de Restaurantes S.A. de C.V.
          Series B                                                                  3,689               712
          Corporativo Fragua S.A. de C.V. Series B                                     70               222
      *   Desc S.A. de C.V. Series B                                            8,736,833         2,367,956
          El Puerto de Liverpool S.A. de C.V. Series 1                             20,000            40,425
          El Puerto de Liverpool S.A. de C.V. Series C1                           328,600           664,183
          Embotelladora Arca S.A. de C.V., Mexico                                 304,200           625,764
      *   Empaques Ponderosa S.A. de C.V. Series B                                 90,000             7,442
      *   Empresas ICA Sociedad Controladora S.A. de C.V.                      19,372,200         7,653,232

          Empresas la Moderna S.A. de C.V. Series A                             3,457,285           662,434
          Fomento Economico Mexicano Series B & D                                 488,000         2,665,442
          Gruma S.A. de C.V. Series B                                           3,347,050         7,149,615
          Grupo Carso S.A. de C.V. Series A-1                                  13,173,051        22,995,215
          Grupo Cementos de Chihuahua S.A. de C.V.                              2,692,992         4,775,181
          Grupo Continental S.A. de C.V.                                        1,444,500         2,229,587
          Grupo Corvi S.A. de C.V. Series L                                       284,000            52,446
          Grupo Financiero del Norte S.A. Series C                                650,000         4,329,014
          Grupo Financiero GBM Atlantico S.A. de C.V. Series L                         74                37
      *   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                     75,724            38,960
          Grupo Financiero Inbursa S.A. de C.V. Series O                        6,727,615        14,339,916
      *   Grupo Gigante S.A. de C.V. Series B                                     324,076           223,309
      *   Grupo Herdez S.A. de C.V.                                               319,000           159,143
          Grupo Industrial Maseca S.A. de C.V. Series B                         2,771,700         1,576,284
          Grupo Industrial Saltillo S.A. de C.V.                                1,246,869         1,913,087
      *   Grupo Iusacell S.A. de C.V.                                             143,500           234,676
      *   Grupo Nutrisa S.A. de C.V.                                                  428               165
          Grupo Posadas S.A. de C.V. Series L                                     356,000           263,295
      *   Grupo Qumma S.A. de C.V. Series B                                         5,301                88
      *   Grupo Tribasa S.A. de C.V.                                              152,065                 0
          Hylsamex S.A. de C.V. Series B                                        1,026,960         3,698,598
          Industrias Bachoco S.A. de C.V. (Certificate
          Representing Series B and Series L)                                     411,800         1,059,356
          Industrias Penoles S.A. de C.V.                                       1,277,400         6,314,031
      *   Industrias S.A. de C.V. Series B                                      2,361,452         4,903,262
      *   Jugos del Valle S.A. de C.V. Series B                                   213,600           323,804
          Nueva Grupo Mexico S.A. de C.V. Series B                              7,114,545        33,597,561
      *   Organizacion Soriana S.A. de C.V. Series B                            5,249,700        19,967,897
      *   Sanluis Corporacion S.A. de C.V. Series A                                 2,400               860
      *   Sanluis Corporacion S.A. de C.V. Series C & Series B                      3,376             1,393
      *   US Commercial Corp. S.A. de C.V.                                        271,000            97,725
          Vitro S.A. de C.V.                                                    2,699,100         2,105,349
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $146,081,834)                                                                             199,579,721
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Mexican Peso
(Cost $6,375)                                                                                         6,158
                                                                                            ---------------
TOTAL -- MEXICO
(Cost $146,088,209)                                                                             199,585,879
                                                                                            ---------------

SOUTH AFRICA -- (11.5%)
COMMON STOCKS -- (11.5%)
          ABSA Group, Ltd.                                                      1,320,947        16,043,409
          Advtech, Ltd.                                                           620,958           125,768
          Aeci, Ltd.                                                              301,269         1,890,779
          Afgri, Ltd.                                                           1,009,836           760,232
          African Life Assurance Co., Ltd.                                        488,203         1,604,797
      *   Afrikander Lease, Ltd.                                                  246,760           145,911
          AG Industries, Ltd.                                                     361,487           167,239
          Allied Electronics Corp., Ltd.                                          368,310           946,198

          Anglo American PLC                                                      234,915         5,598,545
      *   Anglovaal Mining, Ltd.                                                  750,206         3,707,714
          Argent Industrial, Ltd.                                                 119,621           180,296
      *   AST Group, Ltd.                                                         195,883            13,012
          Aveng, Ltd.                                                             967,782         1,642,163
          AVI, Ltd.                                                               770,487         1,408,444
          Barloworld, Ltd.                                                        591,025         7,638,436
      *   Bell Equipment, Ltd.                                                    234,150           297,042
      *   Bridgestone Firestone Maxiprest, Ltd.                                   113,271            15,800
      *   Business Connexion Group, Ltd.                                          465,381           328,310
          Bytes Technology Group, Ltd.                                            314,654           354,895
          Capitec Bank Holdings, Ltd.                                             169,258           386,060
          Caxton & CTP Publishers & Printers, Ltd.                              1,459,539         2,332,553
          Corpcapital, Ltd.                                                       579,166            22,960
      *   Datatec, Ltd.                                                           288,099           495,117
          Delta Electrical Industries, Ltd.                                       136,407           792,073
      *   Dimension Data Holdings PLC                                           2,167,023         1,257,688
          Distell Group, Ltd.                                                     610,033         2,151,535
          Dorbyl, Ltd.                                                             84,373           501,163
      *   Durban Roodeport Deep, Ltd.                                             155,655           176,354
          Ellerine Holdings, Ltd.                                                 260,773         1,915,286
          Enviroserv Holdings, Ltd.                                               259,484           136,579
          Gold Reef Casino Resorts, Ltd.                                          344,218           688,174
          Group Five, Ltd.                                                        204,934           409,252
          Harmony Gold Mining Co., Ltd.                                         1,129,748         8,381,894
          Highveld Steel & Vanadilum Corp., Ltd.                                  262,534         2,881,326
          Hudaco Industries, Ltd.                                                  70,987           390,979
          Iliad Africa, Ltd.                                                       76,658           112,156
          Illovo Sugar, Ltd.                                                      819,780           999,582
      *   Imperial Holdings, Ltd.                                                 377,275         5,547,936
          Investec, Ltd.                                                          140,205         4,028,620
      *   JCI, Ltd.                                                             4,289,448           181,984
          Johnic Communications, Ltd.                                             294,723         1,644,152
          Liberty Group, Ltd.                                                   1,200,433        10,945,012
          M Cubed Holdings, Ltd.                                                1,367,759            88,370
          Medi-Clinic Corp., Ltd.                                               1,077,421         2,507,681
          Metair Investment, Ltd.                                                  17,631           595,843
      *   Metorex, Ltd.                                                           610,501           328,674
          Metropolitan Holdings, Ltd.                                           1,647,423         2,306,403
          Mittal Steel South Africa, Ltd.                                       1,861,627        13,888,307
          Murray & Roberts Holdings, Ltd.                                         810,812         1,630,973
          Mvelaphanda Group, Ltd.                                                 533,601           501,774
          Nampak, Ltd.                                                          1,762,010         3,888,034
          Nedcor, Ltd.                                                          1,296,534        14,445,486
          New Clicks Holdings, Ltd.                                             1,129,087         1,244,904
          Northam Platinum, Ltd.                                                  675,738         1,067,766
          Nu-World Holdings, Ltd.                                                  43,045           179,976
          Oceana Group, Ltd.                                                      330,762           641,389
          Old Mutual PLC                                                        9,543,274        20,311,584
          Omnia Holdings, Ltd.                                                     63,382           367,811
      *   Palabora Mining Co., Ltd.                                                69,265           383,917
          Peregrine Holdings, Ltd.                                                559,969           337,185
      *   Prism Holdings, Ltd.                                                    458,100            29,670

          PSG Group, Ltd.                                                         278,342           327,526
          Rainbow Chicken, Ltd.                                                   720,394           754,740
      *   Randgold & Exploration Co., Ltd.                                        204,896           320,785
          Redefine Income Fund, Ltd.                                               83,325            45,916
          Sanlam, Ltd.                                                          7,196,373        11,855,679
          Santam, Ltd.                                                            368,608         3,302,568
          Sappi, Ltd.                                                             641,567         6,212,550
          Steinhoff International Holdings, Ltd.                                3,474,550         6,905,595
          Sun International, Ltd.                                                 151,284         1,423,464
          Tiger Wheels, Ltd.                                                      146,318           528,226
          Tongaat-Hulett Group, Ltd.                                              430,477         3,734,785
          Trans Hex Group, Ltd.                                                   252,475           633,003
          Trencor, Ltd.                                                           580,044         1,695,834
          UCS Group, Ltd.                                                         376,067            63,911
          Unitrans Ltd                                                            165,695           789,782
          Value Group, Ltd.                                                       311,313            82,249
      *   Western Areas, Ltd.                                                     200,686           661,497
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $173,630,877)                                                                             193,331,282
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   South African Rand                                                                        135,706
                                                                                            ---------------
(Cost $154,604)

TOTAL -- SOUTH AFRICA
(Cost $173,785,481)                                                                             193,466,988
                                                                                            ---------------

BRAZIL -- (8.5%)

PREFERRED STOCKS -- (7.4%)
          Acesita SA                                                              413,076         5,432,819
          Banco Bradesco SA                                                       260,759         8,392,555
          Bradespar SA                                                              5,702            95,842
          Brasil Telecom Participacoes SA                                       1,984,088            13,192
          Brasileira de Distribuicao Pao de Acucar                            146,540,000         3,101,697
      *   Braskem SA Preferred A                                                  571,200         5,442,935
          Centrais Electricas de Santa Catarin Celesc Series B                  3,081,000         1,112,459
          Companhia Brasileira de Petroleo Ipiranga SA                            202,800         2,225,371
          Confab Industrial SA                                                  1,800,000         2,510,064
          Coteminas Cia Tecidos Norte de Minas                                 21,607,500         1,865,267
          Distribuidora de Produtos de Petroleo Ipiranga SA                         8,000           126,167
          Duratex SA                                                           66,910,000         3,054,617
          Embraco SA                                                              437,300           163,341
      *   Embratel Participacoes SA                                             1,389,166             2,952
          Forjas Taurus SA                                                        254,000           119,120
          Gerdau SA                                                             1,163,328        11,732,256
          Globex Utilidades SA                                                     34,076           150,970
          Industrias Romi SA                                                        9,200           263,457
      *   Inepar SA Industria e Construcoes                                    78,960,001            38,669
          Investimentos Itau SA                                                 6,952,166        14,195,749
          Magnesita SA Series A                                               132,900,000           730,826
          Marcopolo SA                                                            370,800           661,731
          Metalurgica Gerdau SA                                                   595,200         8,250,542

          Perdigao SA NPV                                                         199,200         4,170,840
      *   Plascar Participacoes Industriais SA                                  6,900,000            21,477
          Polialden Petroquimica SA                                               780,000           263,831
          Ripasa SA Papel e Celulose                                            1,495,000         2,215,045
          Sadia SA                                                              3,838,282         6,260,406
          Santista Textil SA Preferred                                             29,600           214,982
          Sao Pau Alpargatas SA                                                 3,780,000           517,701
          Siderurgica Belgo-Mineira                                            12,307,631         5,414,438
          Siderurgica de Tubarao                                              211,770,000        11,390,493
          Suzano Bahia Sul Papel e Celullose SA                                   459,431         2,002,086
          Suzano Petroquimica SA                                                   94,000           179,846
          Tele Celular Sul Participacoes SA                                     2,775,366             4,354
      *   Tele Leste Celular Participacoes SA                                          35               301
      *   Tele Norte Celular Participacoes SA                                   1,390,958               179
          Tele Norte Leste Participacoes SA                                         7,538           114,564
          Telemar Norte Leste SA                                                  545,000        12,734,385
          Telemig Celular Participacoes SA                                      1,422,616             2,326
      *   Telesp Celular Participacoes SA                                             754             3,821
      *   Tim Sul Prefered Receipts                                               870,934            39,399
          Tim Sul SA Preferred Series B                                        32,030,000         1,448,960
          Uniao des Industrias Petroquimicas SA Series B                        2,584,454         3,196,378
          Unibanco-Uniao de Bancos Brasileiros Units SA                           135,500           971,753
          Usinas Siderurgicas de Minas Gerais SA                                   41,925           789,780
      *   Vale do Rio Doce Series B                                               239,144                 0
          Votorantim Celulose e Papel SA                                          231,000         2,742,855
                                                                                            ---------------
TOTAL PREFERRED STOCKS
(Cost $52,619,290)                                                                              124,382,798
                                                                                            ---------------

COMMON STOCKS -- (1.1%)
          Avipal SA Avicultura e Agropecua                                     12,500,000            40,932
          Brasil Telecom Participacoes SA                                      51,256,779           460,769
          Companhia Siderurgica Nacional SA                                       931,400        16,505,823
      *   Embratel Participacoes SA                                            50,000,000            99,606
          Eternit SA                                                                8,800           131,881
          Tele Celular Sul Participacoes SA                                    98,247,830           170,848
      *   Tele Centro Oeste Celular Participacoes SA                               16,764           183,329
      *   Tele Leste Celular Participacoes SA                                       1,284             9,858
      *   Tele Norte Celular Participacoes SA                                  50,064,513            18,700
          Tele Norte Leste Participacoes SA                                        51,468         1,063,750
          Telemig Celular Participacoes SA                                     51,793,284           195,609
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $9,216,359)                                                                                18,881,105
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Brazilian Real                                                                            349,799
                                                                                            ---------------
(Cost $340,944)

RIGHTS/WARRANTS -- (0.0%)
      *   Itausa-Investimentos Itau SA Preferred Rights 06/01/05                   53,899            19,461
                                                                                            ---------------
(Cost $0)
TOTAL -- BRAZIL
(Cost $62,176,593)                                                                              143,633,163
                                                                                            ---------------

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
MALAYSIA -- (7.5%)
COMMON STOCKS -- (7.5%)
      *   A&M Realty Berhad                                                       213,550            78,679
          ACP Industries Berhad                                                   512,000           107,190
      *   Advance Synergy Berhad                                                  641,000            42,161
          Advanced Synergy Capital Berhad                                         153,500            20,906
          Affin Holdings Berhad                                                 7,143,300         2,702,241
          Aluminum Co. of Malaysia Berhad                                         250,000           105,148
      *   AMBD Berhad                                                           1,990,900            60,170
      *   AmInvestment Group Berhad                                               994,468           423,957
          AMMB Holdings Berhad                                                  4,338,144         2,644,088
          Ancom Berhad                                                            375,000            60,211
          Ann Joo Resources Berhad                                              1,235,100           513,360
      *   Antah Holding Berhad                                                    306,000            19,326
          APM Automotive Holdings Berhad                                          779,100           494,717
          Apollo Food Holdings Berhad                                             198,400           116,144
      *   Arab Malaysia Corp. Berhad                                            2,000,000           573,187
          Asas Dunia Berhad                                                       524,700           104,777
      *   Asia Pacific Land Berhad                                              1,349,000            67,413
          Asiatic Development Berhad                                            3,736,600         1,591,094
      *   Avenue Assets Berhad                                                  3,097,700           438,270
          Ayer Hitam Planting Syndicate Berhad                                     27,000            14,713
          Bandar Raya Developments Berhad                                       2,459,300           755,774
          Batu Kawan Berhad                                                     1,034,500         1,606,943
      *   Berjaya Capital Berhad                                                2,558,900           558,800
      *   Berjaya Group Berhad                                                  3,516,900            69,124
          Berjaya Land Berhad                                                   3,934,800           828,222
          Bernas Padiberas Nasional Berhad                                      2,341,700           780,912
          Bimb Holdings Berhad                                                  1,029,800           373,726
          Bina Darulaman Berhad                                                   118,000            32,507
          Binaik Equity Berhad                                                    149,800            26,578
          Bolton Properties Berhad                                              1,107,100           276,554
          Boustead Holdings Berhad                                              3,078,700         1,432,557
          Cahya Mata Sarawak Berhad                                             1,008,800           334,342
      *   Camerlin Group Berhad                                                   845,200           266,812
          Chemical Co. of Malaysia Berhad                                         311,000           195,660
          Chin Teck Plantations Berhad                                            296,600           376,067
          Choo Bee Metal Industries Berhad                                        235,700           143,711
          Commerce Asset Holding Berhad                                         1,104,000         1,352,139
      *   Cosway Corp. Berhad                                                     854,100           147,295
      *   Country Heights Holdings Berhad                                         174,000            38,659
          Courts Mammoth Berhad                                                 1,280,000           386,904
          Cycle & Carriage Bintang Berhad                                         249,800           193,882
      *   Damansara Realty Berhad                                                 391,000             8,232
          Datuk Keramik Holdings Berhad                                           127,000             1,338
          Dijaya Corp. Berhad                                                     612,100           128,897
          Diversified Resources Berhad                                          6,048,600         2,194,095
          DNP Holdings Berhad                                                     166,000            25,754
      *   E&O Property Development Berhad                                       5,481,600           915,032
          Eastern & Oriental Berhad                                               325,000            89,967
          Eastern Pacific Industrial Corp. Berhad                                 414,400           190,513
      *   Econstates Berhad                                                       327,900            49,982

          Edaran Otomobil Nasional Berhad                                       1,327,100         1,184,229
          Esso Malaysia Berhad                                                    633,200           420,004
          Europlus Berhad                                                         278,100            25,217
      *   Faber Group Berhad                                                      170,300            22,600
          Far East Holdings Berhad                                                159,200           176,709
          Focal Aims Holdings Berhad                                              424,000            33,556
          Fraser & Neave Holdings Berhad                                          110,800           150,097
          General Corp. Berhad                                                    564,000            57,052
          Glomac Berhad                                                           591,000           194,399
          Gold IS Berhad                                                        1,287,600           467,856
          Golden Hope Plantations Berhad                                        3,785,400         3,803,399
      *   Golden Hope Plantations Berhad Series A                                 532,950           406,725
      *   Golden Plus Holdings Berhad                                             201,000            23,023
      *   Gopeng Berhad                                                           273,900            35,223
          Grand United Holdings Berhad                                            451,100            33,180
      *   Gula Perak Berhad                                                       729,750            42,180
          Guthrie Ropel Berhad                                                    191,700           182,567
          Hap Seng Consolidated Berhad                                          1,499,200           835,764
          Highlands and Lowlands Berhad                                         3,508,500         3,507,421
      *   HIL Industries Berhad                                                   373,285            25,974
      *   Ho Hup Construction Co. Berhad                                          175,100            32,010
      *   Ho Wah Genting Berhad                                                   369,000            17,910
          Hong Leong Credit Berhad                                              1,191,937         1,259,623
          Hong Leong Industries Berhad                                            708,000           666,779
          Hong Leong Properties Berhad                                          2,972,341           456,849
          Hume Industries (Malaysia) Berhad                                       389,967           499,794
          Hwang-DBS (Malaysia) Berhad                                             654,000           208,147
          IGB Corp. Berhad                                                      8,275,700         2,390,797
          IJM Corp. Berhad                                                      1,608,500         1,988,784
          IJM Plantations Berhad                                                  204,400            54,316
      *   Insas Berhad                                                          1,680,000           132,447
          Integrated Logistics Berhad                                             324,000           145,840
          IOI Properties Berhad                                                    13,600            26,297
          Island & Peninsular Berhad                                              522,500           187,361
          Jaya Tiasa Holdings Berhad                                            1,128,700           593,170
      *   Jerneh Asia Berhad                                                      265,700           153,928
      *   Johan Holdings Berhad                                                   228,000             8,967
          Johor Port Berhad                                                     1,549,900           733,804
          Johore Tenggara Oil Palm Berhad                                         464,000           100,079
          K & N Kenanga Holdings Berhad                                         1,454,300           248,773
          Keck Seng (Malaysia) Berhad                                             832,900           418,667
          Kedah Cement Holdings Berhad                                          1,058,307         1,379,611
      *   Kejora Harta Berhad                                                     601,000            39,490
          Kian Joo Can Factory Berhad                                             598,200           402,906
      *   KIG Glass Industrial Berhad                                             260,000             6,840
          Kim Hin Industry Berhad                                                 325,900           144,691
          Kim Loong Resources Berhad                                              113,000            30,286
          KPJ Healthcare Berhad                                                   478,600           204,155
          Kris Components Berhad                                                  368,377           327,371
          Kuala Lumpur Kepong Berhad                                            3,820,500         6,431,139
      *   Kub Malaysia Berhad                                                   1,251,400           134,892
          Kulim Malaysia Berhad                                                 1,295,725         1,028,612
      *   Kumpulan Emas Berhad                                                  1,268,000            34,980
          Kwantas Corp. Berhad                                                    123,000           121,037

      *   Land & General Berhad                                                 2,261,700            83,219
          Landmarks Berhad                                                      1,637,000           365,285
      *   Leader Universal Holdings Berhad                                      1,621,833           151,252
      *   Leong Hup Holdings Berhad                                               286,000            66,189
      *   Lien Hoe Corp. Berhad                                                   654,850            38,653
          Lingui Development Berhad                                             2,774,700           721,024
          Lion Diversified Holdings Berhad                                      2,414,300         1,077,594
          Lion Industries Corp. Berhad                                          3,576,181         1,173,817
          Malayan Cement Berhad                                                    67,500            10,468
          Malayawata Steel Berhad                                                 645,100           222,278
      *   Malaysia Building Society Berhad                                        263,000            45,586
          Malaysia Industrial Development Finance Berhad                        5,266,200         1,577,682
          Malaysia Mining Corp. Berhad                                          6,511,900         3,254,826
          Malaysian Airlines System Berhad                                         80,000            74,535
          Malaysian Mosaics Berhad                                              1,968,000           802,463
          Malaysian National Reinsurance Berhad                                   806,900           742,723
          Malaysian Plantations Berhad                                          2,514,000         1,599,573
          Maruichi Malaysia Steel Tube Berhad                                     479,000           183,869
          Matsushita Electric Co. (Malaysia) Berhad                               294,980           806,492
          MBM Resources Berhad                                                    349,933           193,084
      *   Meda, Inc. Berhad                                                       650,100            17,926
          Mega First Corp. Berhad                                                 448,000            94,846
          Mentakab Rubber Co. (Malaya) Berhad                                       1,100               478
      *   Merge Housing Berhad                                                     57,900            20,583
          Metro Kajang Holdings Berhad                                            535,333           122,295
      *   Metroplex Berhad                                                        817,000            10,755
          Mieco Chipboard Berhad                                                  732,600           343,126
      *   MTD Infraperdana Berhad                                               5,891,300         1,317,668
          Muda Holdings Berhad                                                    706,000            54,771
          Muhibbah Engineering Berhad                                             321,600            76,493
      *   MUI Properties Berhad                                                 1,314,000            91,395
      *   Mulpha International Berhad                                           6,934,500           902,952
      *   Multi-Purpose Holdings Berhad                                         1,974,000           412,198
          Mutiara Goodyear Development Berhad                                     247,900            27,738
          MWE Holdings Berhad                                                     360,000            59,590
      *   Mycron Steel Berhad                                                     119,750            30,859
      *   Naluri Berhad                                                         2,329,400           256,940
      *   Nam Fatt Berhad                                                         286,100            25,535
          Narra Industries Berhad                                                 154,200            54,954
          NCB Holdings Berhad                                                   2,363,700         1,614,988
          Negri Sembilan Oil Palms Berhad                                         167,600           100,470
      *   New Straits Times Press (Malaysia) Berhad                             1,101,400           921,125
          Nylex (Malaysia) Berhad                                                 109,750            17,537
          Oriental Holdings Berhad                                              2,837,416         2,982,519
          Oriental Interest Berhad                                                170,000            55,875
          OSK Holdings Berhad                                                   3,075,218           881,048
          OSK Property Holdings Berhad                                            186,678            36,977
          Pacific & Orient Berhad                                                 239,300           115,218
      *   Pan Malaysia Cement Works Berhad                                      1,271,800           149,993
      *   Pan Pacific Asia Berhad                                                 100,000             2,368
      *   Paracorp Berhad                                                         252,000             6,291
          Paramount Corp. Berhad                                                  203,900           121,855
          PBA Holdings Berhad                                                   1,502,500           541,167
          Pelangi Berhad                                                        1,655,800           326,753

      *   Pernas International Holdings Berhad                                  2,664,000           490,019
          Petaling Garden Berhad                                                  871,000           357,386
          Petronas Dagangan Berhad                                                332,800           366,018
          Phileo Allied Berhad                                                  2,670,400         2,203,451
      *   Pilecon Engineering Berhad                                              210,000             3,575
          PJ Development Holdings Berhad                                        1,043,900           104,250
          PK Resources Berhad                                                      25,000             3,423
          PPB Group Berhad                                                      3,187,333         6,033,555
      *   Premium Nutrients Berhad                                                513,100            24,962
      *   Prime Utilities Berhad                                                   46,000             4,177
      *   Promet Berhad                                                           140,000                 0
          Proton Holdings Berhad                                                1,305,500         2,436,930
          Pulai Springs Berhad                                                    159,800            62,222
          RHB Capital Berhad                                                   11,437,200         6,041,905
          Road Builders (Malaysia) Holdings Berhad                              2,368,700         1,650,230
          Sapura Telecommunications Berhad                                        155,152            39,569
          Sarawak Enterprise Corp. Berhad                                       4,271,000         1,404,825
          Sarawak Oil Palms Berhad                                                 93,000            51,842
          SCB Developments Berhad                                                 343,700           314,827
          Scientex, Inc. Berhad                                                   116,000            78,366
          Selangor Dredging Berhad                                                619,000            58,529
          Selangor Properties Berhad                                            1,498,300           792,019
          Shangri-La Hotels (Malaysia) Berhad                                     706,000           232,233
          Shell Refining Co. Federation of Malaysia Berhad                         48,000           116,155
          SHL Consolidated Berhad                                                 943,700           429,553
      *   Silverstone Corp. Berhad                                                  8,690               389
          Sime Darby Berhad                                                       355,980           543,401
      *   Sime Engineering Services Berhad                                        222,000            52,746
      *   South East Asia Lumber, Inc. Berhad                                     228,800            15,857
          Southern Acids (Malaysia) Berhad                                         44,000            19,056
          Southern Bank Berhad (Foreign)                                        1,854,950         1,512,650
          Southern Steel Berhad                                                   521,000           217,928
          Store Corp. Berhad                                                      124,630            78,793
          Subur Tiasa Holdings Berhad                                             438,600           279,109
          Sunrise Berhad                                                          827,200           311,063
          Sunway City Berhad                                                    2,051,700         1,078,323
          Sunway Holdings, Inc. Berhad                                            394,000           110,850
      *   Suria Capital Holdings Berhad                                         1,181,600           127,325
          TA Enterprise Berhad                                                  7,022,400         1,347,905
          Talam Corp. Berhad                                                      139,050            13,888
      *   Tamco Corp. Holdings Berhad                                             219,500            15,247
          Tan Chong Motor Holdings Berhad                                       3,485,700         1,466,740
          Tekala Corp. Berhad                                                     337,700            94,047
      *   Time Dotcom Berhad                                                    8,323,300           578,319
          Tiong Nam Transport Holdings Berhad                                     171,500            40,172
          Tradewinds (Malaysia) Berhad                                            782,900           538,035
      *   Trengganu Development & Management Berhad                               534,400           105,099
          Tronoh Mines Malaysia Berhad                                            508,500           361,325
          UAC Berhad                                                               49,800            62,419
          UDA Holdings Berhad                                                     875,200           340,121
      *   UEM World Berhad                                                      5,673,800           917,093
          UMW Holdings Berhad                                                   3,008,943         3,956,167
          Unico-Desa Plantations Berhad                                         2,705,000           316,915
      *   Union Paper Holdings Berhad                                           1,014,100           155,926

          Uniphone Telecommunications Berhad                                      286,800            32,506
          United Malacca Rubber Estates Berhad                                    310,800           279,594
          United Plantations Berhad                                               821,200         1,079,130
      *   Utama Banking Group Berhad                                              955,000           122,823
          VS Industry Berhad                                                      285,500            84,856
          Warisan TC Holdings Berhad                                              109,850            48,861
          Worldwide Holdings Berhad                                               418,600           194,733
          WTK Holdings Berhad                                                     575,400           635,284
          Yeo Hiap Seng (Malaysia) Berhad                                         296,100           150,066
          YTL Corp. Berhad                                                      2,986,700         4,124,289
          Yu Neh Huat Berhad                                                      748,600           254,058
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $129,698,824)                                                                             126,145,284
                                                                                            ---------------

PREFERRED STOCKS -- (0.0%)
      *   Malayan United Industries Berhad A1 08/03/13                          1,526,067            18,072
      *   Malayan United Industries Berhad A2 08/03/13                          1,526,067            14,056
                                                                                            ---------------
TOTAL PREFERRED STOCKS
(Cost $8,641)                                                                                        32,128
                                                                                            ---------------

RIGHTS/WARRANTS -- (0.0%)
      *   Ancom Berhad Rights 06/03/05                                            187,500             2,220
      *   Melewar Industrial Group Warrants                                        95,800                 0
      *   Mieco Chipboard Berhad Warrants 04/21/09                                 76,000            13,400
                                                                                            ---------------
TOTAL RIGHTS/WARRANTS
(Cost $7,042)                                                                                        15,620
                                                                                            ---------------

TOTAL -- MALAYSIA
(Cost $129,714,507)                                                                             126,193,032
                                                                                            ---------------

TURKEY -- (6.3%)
COMMON STOCKS -- (6.3%)
          Adana Cimento Sanayi Ticaret A.S.                                       259,762           160,814
          Akbank T.A.S.                                                         2,744,529        14,649,872
      *   Akenerji Elektrik Uretim A.S.                                           216,113           845,294
          Aksa Akrilik Kimya Sanayii A.S.                                         148,490         1,307,341
          Aksigorta A.S.                                                          401,460         1,541,513
          Alarko Carrier Sanayii ve Ticaret A.S.                                   40,047           267,262
      *   Alternatifbank A.S.                                                      92,933            81,325
      *   Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.                     87,865            84,260
      *   Anadolu Anonim Turk Sigorta Sirketi                                     450,118           950,025
          Anadolu Cam Sanayii A.S.                                                561,694         1,998,109
      *   Ayen Enerji A.S.                                                        473,652           642,980
          Bagfas Bandirma Gubre Fabrikalari A.S.                                   11,130           226,694
          Bati Anabolu Cimento A.S.                                               255,022           687,263
          Bolu Cimento Sanayii A.S.                                               485,644           610,285
          Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                           98,343           730,862
          Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.                        360,180           420,079
          Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.                      9,261           478,008
          Cimsa Cimento Sanayi Ve Ticaret A.S.                                    480,369         2,020,979

      *   Dardanel Onentas Gida Sanayii A.S.                                       16,183            10,066
      *   Dogan Sirketler Grubu Holding A.S.                                    3,007,361         6,912,309
          Doktas Dokumculuk Ticaret ve Sanayi A.S.                                 63,360            72,536
      *   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                        362,756           465,567
          Eregli Demir ve Celik Fabrikalari Turk A.S.                           1,995,394         8,011,778
      *   Finansbank A.S.                                                       3,416,061        12,105,192
      *   Goldas Kuyumculuk Sanayi A.S.                                           327,200           213,790
          Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                     24,412           362,977
          Gubre Fabrikalari Ticaret A.S.                                           29,241            50,529
          Gunes Sigorta A.S.                                                      309,093           346,202
          Ihlas Holding A.S.                                                      319,654           214,783
      *   Izmir Demir Celik Sanayii A.S.                                          230,946           477,639
          Izocam Ticaret Ve Sanayi A.S.                                            27,299            86,148
          Karton Sanayi ve Ticaret A.S.                                             1,000            89,164
          Kordsa Sabanci Dupont Endustriyel Iplik Kord Bezi
          Sanayi ve Ticaret A.S.                                                  414,951           684,845
      *   Kutahya Porselen Sanayii A.S.                                             7,076           109,684
          Mardin Cimento Sanayii ve Ticaret                                       138,517           363,289
      *   Marshall Boya ve Vernik Sanayii A.S.                                     11,818           232,519
      *   Medya Holdings A.S.                                                      33,508           169,443
      *   Menderes Tekstil Sanayi ve Ticaret A.S.                                 347,650           165,451
      *   Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve
          Ticaret A.S.                                                             48,774            55,023
      *   Net Holding A.S.                                                        369,294           105,389
      *   Net Turizm Ticaret ve Sanayi A.S.                                       184,178           107,599
          Nortel Networks Netas Telekomuenikasyon A.S.                             24,805           544,771
          Otobus Karoseri Sanayi A.S.                                              98,162           323,279
          Pinar Entegre et ve Un Sanayii A.S.                                      51,591            41,556
          Pinar Sut Mamulleri Sanayii A.S.                                         58,424            68,514
      *   Raks Elektronik Sanayi ve Ticaret A.S.                                    5,859             3,359
      *   Sabah Yayincilik A.S.                                                    31,938            88,944
          Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                     247,799           302,310
      *   Sasa Dupont Sabanci Polyester Sanayi A.S.                             1,121,965           942,823
      *   Tat Konserve Sanayii A.S.                                               175,295           338,055
      *   Tekstil Bankasi A.S.                                                    593,041           525,546
          Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.                   156,597           217,291
          Tofas Turk Otomobil Fabrikasi A.S.                                      544,993           752,460
          Trakya Cam Sanayii A.S.                                               1,227,824         3,905,356
          Turk Demir Dokum Fabrikalari A.S.                                       166,949           739,018
      *   Turk Dis Ticaret Bankasi A.S.                                         1,984,958         6,287,335
          Turk Pirelli Kablo ve Sistemleri A.S.                                    39,312            67,571
          Turk Sise ve Cam Fabrikalari A.S.                                     2,182,218         5,237,741
      *   Turkiye Garanti Bankasi A.S.                                          2,762,007        10,424,036
          Turkiye Is Bankasi A.S.                                               1,860,440        10,048,589
          Ulker Gida Sanayi ve Ticaret A.S.                                       124,461           356,637
      *   Unye Cimento Sanayi ve Ticaret A.S.                                      20,978            24,726
          USAS Ucak Servisi A.S.                                                   20,520            67,460
      *   Vestel Elektronik Sanayi ve Ticaret A.S.                                223,134           775,118
      *   Yapi ve Kredi Bankasi A.S.                                            1,405,653         5,341,851
      *   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                             18,345            12,989
                                                                                            ---------------
TOTAL -- TURKEY
(Cost $31,903,220)                                                                              106,552,222
                                                                                            ---------------

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
ISRAEL -- (5.1%)
COMMON STOCKS -- (5.1%)
      *   Afcon Industries, Ltd.                                                    2,102             7,656
          American Israeli Paper Mills, Ltd.                                       17,596           812,835
      *   Ashtrom Properties, Ltd.                                                171,400            77,137
          Azorim Investment Development & Construction Co., Ltd.                  299,403         2,919,943
          Bank Hapoalim, Ltd.                                                   4,239,985        14,885,225
          Bank Leumi Le-Israel                                                  5,434,353        15,376,651
          Bank of Jerusalem, Ltd.                                                  71,150            81,138
      *   Baran Group, Ltd.                                                        94,200           950,394
          Blue Square Chain Stores Properties & Investments, Ltd.                  33,400           307,176
          CLAL Industries, Ltd.                                                   773,796         3,563,712
          Delta Galil Industries, Ltd.                                             95,091           793,378
      *   Discount Mortgage Bank, Ltd.                                              3,611           394,288
          Elbit Medical Imaging, Ltd.                                             168,210         3,237,612
          Electra Consumer Products                                                23,400           198,821
      *   Electrochemical Industries (1952), Ltd.                                  48,800                 0
      *   Elron Electronic Industries, Ltd.                                       202,296         2,909,915
      *   Feuchtwanger Investments 1984, Ltd.                                      10,500             5,964
      *   First International Bank of Israel, Ltd. Par Value $0.01                434,800           673,601
      *   First International Bank of Israel, Ltd. Par Value $0.05                294,660         2,116,218
          Formula Systems (1985), Ltd.                                             93,700         1,358,244
      *   Formula Vision Technologies, Ltd.                                         1,953             1,886
          Global Trade Centre Real Estate NV                                        3,052             6,667
      *   Granite Hacarmel Investments, Ltd.                                      142,500           199,110
          IDB Development Corp., Ltd. Series A                                     87,522         2,687,039
          Industrial Building Corp., Ltd.                                         557,683           654,074
          Israel Cold Storage & Supply Co., Ltd.                                    7,000            29,807
          Israel Corp. Series A                                                     4,000         1,144,205
      *   Israel Land Development Co., Ltd.                                       234,969         1,027,675
          Israel Petrochemical Enterprises, Ltd.                                  253,817         2,207,041
      *   Israel Steel Mills, Ltd.                                                 97,000               857
      *   Kardan Real Estate, Ltd.                                                  3,052             4,115
          Knafaim-Arkia Holdings, Ltd.                                            117,857         1,335,476
      *   Koor Industries, Ltd.                                                   125,769         8,185,325
      *   Leader Holding & Investments, Ltd.                                      166,882           318,219
      *   Liberty Properties, Ltd.                                                  3,457            25,356
          M.A.Industries, Ltd.                                                    227,355         1,375,440
          Mehadrin, Ltd.                                                           24,063           442,202
          Merhav-Ceramic & Building Materials Center, Ltd.                         36,232            68,541
      *   Middle East Tube Co.                                                     46,200            54,420
          Miloumor, Ltd.                                                           50,403           171,222
          Minrav Holdings, Ltd.                                                     2,000            74,228
      *   Nice Systems, Ltd.                                                       50,930         1,868,109
      *   OCIF Investments and Development, Ltd.                                    7,956           149,249
          Otzar Hashilton Hamekomi, Ltd.                                            1,050            87,585
          Packer Plada, Ltd.                                                        4,006           196,299
          Polgat Industries, Ltd. Series A                                         87,600            59,821
          Property and Building Corp., Ltd.                                         7,261           657,682
          Scitex Corp., Ltd.                                                      365,565         2,480,646
      *   Shrem Fudim Kelner & Co., Ltd.                                           28,100            97,972
          Super-Sol, Ltd. Series B                                                688,337         1,856,287
      *   Team Computer & Systems, Ltd.                                             7,900            89,994

      *   Union Bank of Israel, Ltd.                                              373,011         1,362,399
      *   United Mizrahi Bank, Ltd.                                             1,233,305         5,842,867
      *   Urdan Industries, Ltd.                                                  183,950            97,410
      *   Ytong Industries, Ltd.                                                  174,250           163,385
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $54,248,755)                                                                               85,692,518
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Israel Shekel                                                                                 145
                                                                                            ---------------
(Cost $132)

RIGHTS/WARRANTS -- (0.0%)
      *   GTC Warrants                                                                 91                 0
                                                                                            ---------------
(Cost $0)
TOTAL -- ISRAEL
(Cost $54,248,887)                                                                               85,692,663
                                                                                            ---------------

INDONESIA -- (4.8%)
COMMON STOCKS -- (4.8%)
      *   PT Apac Centretex Corporation Tbk                                       774,000            14,667
          PT Asahimas Flat Glass Tbk                                            5,333,500         1,483,723
          PT Astra Agro Lestari Tbk                                            12,738,500         4,879,540
          PT Astra Graphia Tbk                                                 18,779,000           679,407
          PT Bank Central Asia Tbk                                              2,554,000           929,641
          PT Bank NISP Tbk                                                     44,791,078         4,405,817
          PT Bank Pan Indonesia Tbk                                           113,482,661         5,348,802
          PT Berlian Laju Tanker Tbk                                           54,456,800         5,372,640
          PT Bhakti Investama Tbk                                              31,933,500           786,579
      *   PT Branta Mulia Tbk                                                     180,000            18,912
      *   PT Budi Acid Jaya Tbk                                                 6,410,000            77,175
      *   PT Charoen Pokphand Indonesia Tbk                                    13,979,000           630,974
      *   PT Clipan Finance Indonesia Tbk                                      12,461,000           450,036
      *   PT Davomas Adabi Tbk                                                 71,017,500         1,084,545
          PT Dynaplast Tbk                                                      3,040,000           470,127
      *   PT Ever Shine Textile Tbk                                            19,347,215           152,452
      *   PT Great River International Tbk                                      1,788,000            86,413
      *   PT Hero Supermarket Tbk                                                 220,000            73,003
          PT Indorama Synthetics Tbk                                            7,901,320           497,191
          PT International Nickel Indonesia Tbk                                 7,522,000        10,980,061
      *   PT Jaya Real Property Tbk                                             5,189,500         1,303,609
      *   PT Karwell Indonesia Tbk                                              1,466,500            63,171
      *   PT Kawasan Industry Jababeka Tbk                                        534,000             6,989
          PT Komatsu Indonesia Tbk                                              6,049,000         2,515,322
          PT Lautan Luas Tbk                                                    7,721,000           511,111
          PT Matahari Putra Prima Tbk                                          12,852,500           767,694
          PT Mayorah Indah Tbk                                                  8,497,572         1,068,354
          PT Medco Energi International Tbk                                    31,249,000        10,335,525
      *   PT Metrodata Electronics Tbk                                         18,582,000           174,741
      *   PT Modern Photo Tbk                                                   1,266,500            77,030
      *   PT Mutlipolar Corporation Tbk                                         3,195,000            53,502
      *   PT Panasia Indosyntec Tbk                                               403,200            21,181

      *   PT Panin Insurance Tbk                                               27,086,000           866,233
          PT Rig Tenders Indonesia Tbk                                          2,760,000           259,608
          PT Selamat Semp Tbk                                                  10,624,000           333,119
          PT Semen Gresik Tbk                                                   8,421,591        14,220,477
      *   PT Sinar Mas Agro Resources and Technology Tbk                        1,688,580           749,554
          PT Summarecon Agung Tbk                                               2,250,000           226,023
      *   PT Sunson Textile Manufacturer Tbk                                    6,012,000           192,708
      *   PT Suparma Tbk                                                        3,995,345           111,482
      *   PT Surya Dumai Industri Tbk                                           5,145,000           194,600
          PT Surya Toto Indonesia Tbk                                              46,400            29,250
          PT Tempo Scan Pacific Tbk                                             6,466,000         4,738,319
      *   PT Tigaraksa Satria Tbk                                                  68,400            26,590
          PT Timah Tbk                                                          5,855,000         1,411,102
          PT Trias Sentosa Tbk                                                 29,527,200           574,407
          PT Trimegah Sec Tbk                                                  34,298,000           521,995
          PT Tunas Ridean Tbk                                                  10,810,000           940,863
      *   PT Ultrajaya Milk Industry & Trading Co. Tbk                         13,717,500           432,252
          PT Unggul Indah Corp. Tbk                                               371,435           117,073
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $37,309,655)                                                                               81,265,589
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Indonesia Rupiah                                                                              999
                                                                                            ---------------
(Cost $1,132)
TOTAL -- INDONESIA
(Cost $37,310,787)                                                                               81,266,588
                                                                                            ---------------

THAILAND -- (3.8%)
COMMON STOCKS -- (3.8%)
      *   Adkinson Securities Public Co., Ltd. (Foreign)                        1,753,500           284,841
      *   Advance Agro Public Co., Ltd. (Foreign)                               1,859,030         1,047,792
          Amarin Plaza Public Co., Ltd. (Foreign)                               1,130,300            52,579
          Bangkok Bank Public Co., Ltd. (Foreign)                                 229,700           655,801
          Bangkok Expressway Public Co., Ltd. (Foreign)                         4,762,500         3,076,929
          Bangkok Insurance Public Co., Ltd. (Foreign)                             60,600           337,081
      *   Bangkok Land Public Co., Ltd. (Foreign)                              25,356,703           299,562
      *   Bank of Ayudhya Public Co., Ltd. (Foreign)                           13,791,900         4,311,030
          Banpu Public Co., Ltd. (Foreign)                                      1,199,400         4,457,529
          Big C Supercenter Public Co., Ltd. (Foreign)                          1,274,800           699,681
          Cal-Comp Electronics (Thailand) Public Co., Ltd.
          (Foreign)                                                             6,655,000           566,731
          Capital Nomura Securities Public Co., Ltd. (Foreign)                    370,100           473,670
          Central Plaza Hotel Public Co., Ltd. (Foreign)                          723,000           409,279
          Charoen Pokphand Foods Public Co., Ltd. (Foreign)                    19,181,540         2,020,600
          Delta Electronics (Thailand) Public Co., Ltd. (Foreign)               1,986,600           748,092
          Eastern Water Resources Development & Management Public
          Co., Ltd. (Foreign)                                                   8,590,800           790,785
          Finansa Public Co., Ltd. (Foreign)                                       47,700            22,776
      *   Golden Land Property Development Public Co., Ltd.
          (Foreign)                                                               232,500            37,195
          Hana Microelectronics Public Co., Ltd. (Foreign)                        935,000           446,444
          Hermraj Land & Development Public Co., Ltd. (Foreign)                 8,293,700           185,756
          ICC International Public Co., Ltd. (Foreign)                          2,755,000         2,788,565

      *   Jasmine International Public Co., Ltd. (Foreign)                     13,034,800           166,825
          Kang Yong Electric Public Co., Ltd. (Foreign)                           236,200           386,594
          Kasikornbank Public Co., Ltd. (Foreign)                               1,530,000         2,240,586
          KCE Electronics Public Co., Ltd. (Foreign)                              120,000            12,582
          KGI Securities One Public Co., Ltd. (Foreign)                         3,648,400           228,081
          Krung Thai Bank Public Co., Ltd. (Foreign)                           15,705,600         3,556,277
          Krungthai Card Public Co., Ltd. (Foreign)                               423,700           240,893
          Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                      545,800           617,937
          Loxley Public Co., Ltd. (Foreign)                                     3,341,100           226,961
          MBK Development Public Co., Ltd. (Foreign)                              226,700           270,612
      *   Millennium Steel Public Co., Ltd. (Foreign)                           6,139,300           246,297
          Modernform Group Public Co., Ltd. (Foreign)                              46,000            40,192
          Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)               134,300           733,808
      *   Nakornthai Strip Mill Public Co., Ltd. (Foreign)                     18,337,100           586,715
          National Finance and Securities Public Co., Ltd. (Foreign)            9,023,000         2,998,043
          National Petrochemical Public Co., Ltd. (Foreign)                     2,010,600         5,987,758
      *   Natural Park Public Co., Ltd. (Foreign)                               2,593,500            62,556
      *   Pacific Assets Public Co., Ltd. (Foreign)                               380,000            43,584
          Padaeng Industry Public Co., Ltd. (Foreign)                           1,600,800           504,313
          Quality Houses Public Co., Ltd. (Foreign)                            12,468,500           368,255
          Regional Container Lines Public Co., Ltd. (Foreign)                   6,950,000         5,302,732
          Rojana Industrial Park Public Co., Ltd. (Foreign)                       222,600            38,625
          Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)                 3,316,000         1,428,255
          Saha Pathanapibul Public Co., Ltd. (Foreign)                          1,367,000           471,031
          Saha-Union Public Co., Ltd. (Foreign)                                 3,025,300         1,169,018
          Sansiri Public Co., Ltd. (Foreign)                                    1,055,400            78,447
      *   Shinawatra Satellite Public Co., Ltd. (Foreign)                         939,100           388,306
          Siam Commercial Bank Public Co., Ltd. (Foreign)                       3,474,600         4,083,489
          Siam Food Products Public Co., Ltd. (Foreign)                            97,100           114,713
          Siam Industrial Credit Public Co., Ltd. (Foreign)                     4,055,050           583,855
          Siam Makro Public Co., Ltd. (Foreign)                                   331,200           509,476
          Sri Trang Agro Industry Public Co., Ltd. (Foreign)                      119,700            56,565
      *   Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)               839               454
          Supalai Public Co., Ltd. (Foreign)                                      456,500            27,190
          Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                     290,000           111,346
          Thai Rayon Public Co., Ltd. (Foreign)                                    16,500           146,197
          Thai Rung Union Car Public Co., Ltd. (Foreign)                        5,386,250           914,721
          Thai Wacoal Public Co., Ltd. (Foreign)                                   93,300            74,631
      *   Tipco Asphalt Public Co., Ltd. (Foreign)                                 43,600            22,213
      *   TPI Polene Public Co., Ltd. (Foreign)                                 4,168,162         2,641,648
      *   Tuntex (Thailand) Public Co., Ltd. (Foreign)                          1,987,600            93,925
          Tycoons Worldwide Group Public Co., Ltd. (Foreign)                    1,243,300           312,126
      *   United Communication Industry Public Co., Ltd. (Foreign)                864,400           941,415
          Vinythai Public Co., Ltd. (Foreign)                                   2,702,417           678,431
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $39,493,571)                                                                               63,420,396
                                                                                            ---------------

RIGHTS/WARRANTS -- (0.0%)
      *   Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006                 3,987,330                 0
      *   Modernform Group Public Co., Ltd. (Foreign) Warrants 11/30/07             4,600               389
                                                                                            ---------------
TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                               389
                                                                                            ---------------

TOTAL -- THAILAND
(Cost $39,493,571)                                                                               63,420,785
                                                                                            ---------------

CZECH REPUBLIC -- (3.4%)
COMMON STOCKS -- (3.4%)
          Cesky Telecom A.S.                                                      535,201        10,020,432
          CEZ A.S.                                                              2,744,208        46,529,555
                                                                                            ---------------

TOTAL -- CZECH REPUBLIC
(Cost $49,958,001)                                                                               56,549,987
                                                                                            ---------------

POLAND -- (3.3%)
COMMON STOCKS -- (3.3%)
      *   Amica Wronki SA                                                         174,355         1,613,850
      *   Bank Ochrony Srodowiska SA                                                4,447            65,007
          Bank Przemyslowo Handlowy BPH                                             9,050         1,371,186
          Bank Zackodni WBK SA                                                     31,975           871,593
          Big Bank Gdanski SA                                                   6,347,135         5,863,786
      *   Budimex SA                                                              124,553         1,820,779
          Debica SA                                                                69,146         1,695,816
      *   Echo Investment SA                                                       24,869           648,663
          Elektrobudowa SA                                                         31,748           219,405
      *   Fabryki Mebli Forte SA                                                   36,826           117,680
      *   Huta Ferrum SA                                                            4,233            11,142
      *   Impexmetal SA                                                           241,068         2,905,734
      *   Lentex SA                                                               139,083           610,630
      *   Mostostal Export SA                                                     654,595           204,212
      *   Mostostal Warszawa SA                                                   183,300           332,934
      *   Mostostal Zabrze Holding SA                                             140,376            29,909
          Netia Holdings SA                                                     2,929,680         3,299,490
          Orbis SA                                                                668,253         4,509,090
          Polifarb Cieszyn Wroclaw SA                                             929,467         1,874,763
          Polski Koncern Naftowy Orlen SA                                       1,699,007        23,039,907
      *   Prokom Software SA                                                       34,197           967,611
          Przedsiebiorstwo Farmaceutyczne JELFA SA                                139,333         2,402,578
      *   Raciborska Fabryka Kotlow SA                                            291,972         1,036,405
      *   Stalexport SA                                                           422,172           222,749
      *   Ster-Projekt SA                                                         189,938           424,423
                                                                                            ---------------
TOTAL -- POLAND
(Cost $52,569,461)                                                                               56,159,342
                                                                                            ---------------

CHILE -- (2.3%)
COMMON STOCKS -- (2.3%)
          Banco de Credito e Inversiones SA Series A                               54,733         1,115,756
          Banmedica SA                                                            347,000           255,606
          CAP SA (Compania de Aceros del Pacifico)                                199,310         2,210,762
          Cementos Bio-Bio SA                                                      62,327           138,267

          Cervecerias Unidas SA                                                   143,000           667,562
          Consumidores de Gas de Santiago SA                                      103,000           485,225
          COPEC (Cia de Petroleos de Chile)                                       947,488         7,677,290
          Cristalerias de Chile SA                                                 14,500           134,133
          CTI SA (Cia Tecno Industrial)                                         4,900,000           105,261
          Empresa Nacional de Electricidad SA                                   2,694,503         2,067,901
          Empresa Nacional de Telecomunicaciones SA                                86,880           840,150
          Empresas CMPC SA                                                        286,547         6,234,085
      *   Empresas Iansa SA                                                     4,994,997           239,589
          Enersis SA                                                           11,659,592         2,148,161
          Industrias Forestales Inforsa SA                                      2,387,597           511,672
      *   Inversiones Frimetal SA                                               4,900,000                 0
      *   Madeco Manufacturera de Cobre SA                                      1,450,969           131,240
          Maderas y Sinteticos SA                                               1,414,095           782,421
          Minera Valparaiso SA                                                      7,500           110,492
          Parque Arauco SA                                                        543,207           316,386
          Sociedad Industrial Pizarreno SA                                         63,000           118,068
          Sociedad Quimica y Minera de Chile SA Series A                           43,364           404,929
          Sociedad Quimica y Minera de Chile SA Series B                          945,090         8,127,207
          Soquimic Comercial SA                                                   150,000            53,447
          Sud Americana de Vapores SA                                             410,000           895,503
          Telecomunicaciones de Chile SA Series A                                 477,600         1,178,148
          Telecomunicaciones de Chile SA Series B                                 372,166           908,499
          Vina de Concha y Toro SA                                                350,000           524,026
          Vina San Pedro SA                                                     4,500,000            49,722
          Vina Sta Carolina SA Series A                                           163,489           103,653
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $19,472,515)                                                                               38,535,161
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Chilean Pesos                                                                             825,466
                                                                                            ---------------
(Cost $833,933)
TOTAL -- CHILE
(Cost $20,306,448)                                                                               39,360,627
                                                                                            ---------------

ARGENTINA -- (2.0%)
COMMON STOCKS -- (2.0%)
          Acindar Industria Argentina de Aceros SA Series B                     2,261,067         4,726,149
      *   Alpargatas SA Industrial y Comercial                                      6,363             7,657
          Banco del Sud Sociedad Anonima Series B                                 310,563           414,676
      *   Banco Frances del Rio de la Plata SA                                    353,379           785,245
      *   Banco Suquia SA                                                         327,868            53,507
      *   Capex SA Series A                                                       131,575           249,428
          Celulosa Argentina SA Series B                                           10,843            12,798
      *   Central Costanera SA Series B                                           261,000           292,566
      *   Central Puerto SA Series B                                              161,000            91,297
          Cresud SA Comercial Industrial Financiera y Agropecuaria                535,252           663,515
          DYCASA SA (Dragados y Construcciones Argentina) Series B                 55,000            58,479
      *   Garovaglio y Zorraquin SA                                                65,800            11,281
      *   Grupo Financiero Galicia SA Series B                                  2,067,935         1,704,439
      *   IRSA Inversiones y Representaciones SA                                1,257,197         1,500,433

      *   Juan Minetti SA                                                         806,693           885,640
          Ledesma S.A.A.I.                                                        885,405           519,597
      *   Metrogas SA Series B                                                    176,000            78,334
      *   Molinos Rio de la Plata SA Series B                                     541,214           829,711
      *   Polledo SA Industrial y Constructora y Financiera                        50,000            11,045
      *   Renault Argentina SA                                                  2,501,957           680,516
          Siderar S.A.I.C. Series A                                               645,512         4,724,567
      *   Sol Petroleo SA                                                         173,000            45,002
          Solvay Indupa S.A.I.C.                                                1,334,322         1,803,637
      *   Telecom Argentina Stet-France SA Series B                               476,600         1,104,623
          Tenaris SA                                                            1,660,259        10,947,388
      *   Transportadora de Gas del Sur SA Series B                               660,500           783,935
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $19,009,344)                                                                               32,985,465
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Argentine Peso                                                                            471,019
                                                                                            ---------------
(Cost $464,426)
TOTAL -- ARGENTINA
(Cost $19,473,770)                                                                               33,456,484
                                                                                            ---------------

HUNGARY -- (1.9%)
COMMON STOCKS -- (1.9%)
      *   Danubius Hotel & Spa RT                                                 172,246         3,880,595
          Egis RT                                                                  80,537         6,922,410
      *   Fotex First Hungarian-American Photo Service Co.                      2,356,737         2,847,869
      *   Globus Konzervipari RT                                                  349,690           642,730
      *   Magyar Olay-Es Gazipari RT                                               85,309         6,337,524
      *   Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                      100,770           623,336
      *   North American Business Industries RT                                   121,832           150,221
      *   Pannonplast P.L.C.                                                      138,882         1,007,553
      *   Raba Hungarian Railway Carriage & Machine Works                         482,083         1,542,686
      *   Synergon Information Systems Ltd., Budapest                             247,161           574,863
      *   Tiszai Vegyi Kombinat RT                                                253,242         7,124,115
                                                                                            ---------------
TOTAL -- HUNGARY
(Cost $22,009,258)                                                                               31,653,902
                                                                                            ---------------

PHILIPPINES -- (1.7%)
COMMON STOCKS -- (1.7%)
          Aboitiz Equity Ventures, Inc.                                         5,782,000           522,478
          Alaska Milk Corp.                                                     7,953,000           467,737
      *   Alsons Consolidated Resources, Inc.                                  16,904,000           139,699
          Bacnotan Consolidated Industries, Inc.                                1,696,970           357,682
      *   Belle Corp.                                                          30,800,000           662,645
      *   Cebu Holdings, Inc.                                                   7,763,250           132,430
      *   Digital Telecommunications (Philippines), Inc.                      131,630,000         2,649,493
          Equitable PCI Bank, Inc.                                              2,841,900         2,704,664
      *   Fil-Estate Land, Inc.                                                 3,196,340            32,584

      *   Filinvest Development Corp.                                           5,283,500           119,874
      *   Filinvest Land, Inc.                                                151,904,100         3,949,168
      *   Filipina Water Bottling Corp.                                         5,471,786                 0
      *   First E-Bank Corp.                                                      409,000             6,236
          Keppel Philippines Marine, Inc.                                       9,725,165           107,080
      *   Kuok Philippine Properties, Inc.                                      4,300,000            15,762
      *   Megaworld Properties & Holdings, Inc.                               179,870,000         4,538,174
          Metro Bank and Trust Co.                                                349,020           188,121
      *   Mondragon International Philippines, Inc.                             2,464,000             5,645
          Petron Corp.                                                         15,160,000           914,937
      *   Philippine National Bank                                              3,619,900         2,318,452
      *   Philippine National Construction Corp.                                  398,900            24,675
      *   Philippine Realty & Holdings Corp.                                   20,930,000            69,051
          Philippine Savings Bank                                               1,095,390           662,534
      *   Prime Orion Philippines, Inc.                                        14,400,000            59,384
      *   RFM Corp.                                                             2,488,200            36,484
          Robinson's Land Corp. Series B                                       16,019,000         1,421,571
          Security Bank Corp.                                                   2,713,200         1,456,174
          SM Development Corp.                                                 21,996,400           628,640
      *   Solid Group, Inc.                                                    19,668,000           176,903
          Soriano (A.) Corp.                                                   20,195,000           735,218
          Union Bank of the Philippines                                           547,400           285,632
          Universal Robina Corp.                                               16,140,300         3,856,760
      *   Urban Bank, Inc.                                                         14,950               171
                                                                                            ---------------

TOTAL -- PHILIPPINES
(Cost $28,352,717)                                                                               29,246,058
                                                                                            ---------------

INDIA -- (1.0%)
COMMON STOCKS -- (1.0%)
      *   Adani Exports, Ltd.                                                     257,879           375,437
      *   Alok Industries, Ltd.                                                   150,255           231,089
      *   Apollo Tyres, Ltd.                                                       35,681           226,298
      *   Arvind Mills, Ltd.                                                      223,393           724,231
      *   Aurobindo Pharmaceuticals, Ltd.                                          58,049           389,885
      *   Ballarpur Industries, Ltd.                                              185,719           509,580
      *   BASF India, Ltd.                                                         16,868            79,279
      *   Chambal Fertilizers & Chemicals, Ltd.                                   464,217           338,029
      *   Deepak Fertilizers & Petrochemicals Corp., Ltd.                          96,707           146,866
      *   Dr. Reddy's Laboratories, Ltd.                                          104,746         1,727,839
      *   E.I.D. - Parry (India), Ltd.                                             53,405           149,107
      *   Electrosteel Casings, Ltd.                                                9,689            94,414
      *   Essel Propack, Ltd.                                                      15,830           116,939
      *   Federal Bank, Ltd.                                                       75,231           285,027
      *   Finolex Cables, Ltd.                                                     21,901           112,661
      *   Finolex Industries, Ltd.                                                 74,213           131,989
      *   Great Eastern Shipping Co., Ltd.                                        268,708           958,785
      *   GTL, Ltd.                                                                86,203           197,065
      *   Gujarat Alkalies & Chemicals, Ltd.                                       43,945           133,900
      *   Gujarat State Fertilisers & Chemicals, Ltd.                              91,254           243,840
      *   Himachal Futuristic Communications, Ltd.                                556,774           239,626
      *   India Cements, Ltd.                                                     141,720           242,958

      *   Indian Hotels Co., Ltd.                                                  34,848           531,952
          Indian Petrochemicals Corp., Ltd.                                       211,545           788,682
      *   Indian Rayon & Industries, Ltd.                                          15,834           161,045
      *   IndusInd Bank, Ltd.                                                     173,729           243,872
      *   Industrial Development Bank of India, Ltd.                              329,966           704,232
      *   Ingersoll-Rand (India), Ltd.                                             15,956            96,577
      *   Ispat Industries, Ltd.                                                  791,903           374,379
      *   J.B. Chemicals & Pharmaceuticals, Ltd.                                   48,049            97,512
          Jammu & Kashmir Bank, Ltd.                                               29,022           222,917
      *   Jindal Stainless, Ltd.                                                  125,668           284,734
      *   LIC Housing Finance, Ltd.                                                50,824           277,793
      *   Mahavir Spinning Mills, Ltd.                                             15,408           131,452
      *   Mahindra & Mahindra, Ltd.                                               109,940         1,284,307
      *   Moser Baer (India), Ltd.                                                 94,953           464,712
      *   MRF, Ltd.                                                                 2,143           121,315
      *   Nagarjuna Fertilizers & Chemicals, Ltd.                                 247,572            80,515
      *   NIIT, Ltd.                                                               19,941            88,775
      *   Nirma, Ltd.                                                              16,550           148,829
      *   Orchid Chemicals & Phamaceuticals, Ltd.                                  37,024           271,410
      *   Pentamedia Graphics, Ltd.                                               383,284            68,705
      *   Polaris Software Lab, Ltd.                                               58,650           135,481
      *   Punjab Tractors, Ltd.                                                    38,385           167,588
          Raymond, Ltd.                                                            45,243           354,032
      *   SRF, Ltd.                                                                78,441           242,425
      *   Tata Chemicals, Ltd.                                                    170,715           695,492
      *   Tata Tea, Ltd.                                                           44,990           589,781
      *   Tube Investments of India, Ltd.                                          19,300           136,466
      *   Videsh Sanchar Nigam, Ltd.                                              120,042           570,474
                                                                                            ---------------
TOTAL -- INDIA
(Cost $16,797,895)                                                                               16,990,298
                                                                                            ---------------

UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
      *   TTI Team Telecom International, Ltd.                                     16,590            38,323
                                                                                            ---------------
TOTAL -- UNITED STATES
(Cost $34,900)                                                                                       38,323
                                                                                            ---------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
      *   Euro Currency                                                                                 414
                                                                                            ---------------
TOTAL -- EMU
(Cost $284)                                                                                             414
                                                                                            ---------------

                                                                               FACE
                                                                              AMOUNT            VALUE +
                                                                          ---------------   ---------------
                                                                               (000)
      TEMPORARY CASH INVESTMENTS -- (0.0%)
            Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
            06/01/05 (Collateralized by $878,000 FNMA Notes 2.95%,
            11/14/07, valued at $876,903) to be repurchased at
            $863,069                                                      $           863           863,000
                                                                                            ---------------
      TOTAL TEMPORARY CASH INVESTMENTS                                                              863,000
      (Cost $863,000)                                                                       ---------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,208,588,829)                                                                       $ 1,686,657,735
                                                                                            ---------------

----------
+   Securities have been fair valued. See Note B to Financial Statements.
*   Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                         SHARES             VALUE+
                                                                                   -----------------   -----------------
COMMON STOCKS -- (96.9%)
Financials -- (26.7%)
           1st Source Corp.                                                                   13,200   $         287,496
           21st Century Insurance Group                                                       55,000             766,150
           A.G. Edwards, Inc.                                                                 48,600           2,007,666
       *   ACE Cash Express, Inc.                                                                600              13,086
           Advanta Corp. Class A                                                              14,400             330,192
           Advanta Corp. Class B Non-Voting                                                   15,000             370,050
       *   Aether Systems, Inc.                                                                4,000              12,520
           Alfa Corp.                                                                         31,257             447,600
       *   Allmerica Financial Corp.                                                          24,800             866,016
           Allstate Corp.                                                                    613,600          35,711,520
           AMBAC Financial Group, Inc.                                                        98,300           7,092,345
           American Capital Strategies, Ltd.                                                  66,823           2,340,141
           American Financial Group, Inc.                                                     73,500           2,382,870
       *   American Independence Corp.                                                         1,266              16,774
           American National Insurance Co.                                                    24,200           2,792,680
       *   American Physicians Capital, Inc.                                                   3,500             121,275
       *   American West Bancorporation                                                          666              13,167
       *   AmeriCredit Corp.                                                                  67,900           1,688,673
       *   AmeriServe Financial, Inc.                                                            800               4,368
           AmerUs Group Co.                                                                   36,100           1,717,999
           AmSouth Bancorporation                                                              2,500              66,650
           AON Corp.                                                                         263,700           6,574,041
       *   Arch Capital Group, Ltd.                                                            3,900             174,135
       *   Argonaut Group, Inc.                                                                7,850             164,379
           Associated Banc-Corp                                                                1,004              33,554
           Astoria Financial Corp.                                                             6,500             179,010
           Baldwin & Lyons, Inc. Class B                                                       2,600              66,820
       *   Bancinsurance Corp.                                                                 1,800               9,360
           Bank of America Corp.                                                              28,000           1,296,960
           Bank of Hawaii Corp.                                                               60,500           2,948,165
           BankUnited Financial Corp. Class A                                                 14,300             353,353
           Banner Corp.                                                                        8,566             227,941
           Bay View Capital Corp.                                                              2,790              44,221
           BB&T Corp.                                                                            437              17,454
           Bear Stearns Companies, Inc.                                                      115,222          11,411,587
           Berkley (W.R.) Corp.                                                               35,437           1,256,596
           Beverly Hills Bancorp, Inc.                                                         4,000              41,800
           Brookline Bancorp, Inc.                                                            39,125             594,700
           Cash America International, Inc.                                                   20,700             356,040
       *   Ceres Group, Inc.                                                                   3,006              17,224
           CFS Bancorp, Inc.                                                                   3,023              39,632
           Chemical Financial Corp.                                                           15,205             486,256

           Chubb Corp.                                                                       180,500          15,203,515
           Cincinnati Financial Corp.                                                        151,932           5,996,756
           Citigroup, Inc.                                                                    45,069           2,123,201
           Citizens South Banking Corp.                                                        1,842              23,264
     * #   Citizens, Inc.                                                                      1,400               8,106
           City Holding Co.                                                                    6,500             219,570
           Clark, Inc.                                                                         6,300              91,350
       *   CNA Financial Corp.                                                               114,500           3,157,910
       *   CNA Surety Corp.                                                                   14,500             200,390
           Columbia Banking System, Inc.                                                       6,623             162,926
           Comerica, Inc.                                                                     72,600           4,056,888
           Commerce Bancshares, Inc.                                                           1,701              82,924
           Commerce Group, Inc.                                                               19,100           1,138,360
           Commercial Capital Bancorp, Inc.                                                    6,669             113,040
           Commercial Federal Corp.                                                           34,300             857,843
           Community Bank System, Inc.                                                        23,900             556,870
           Community West Bancshares                                                             400               4,872
           Compass Bancshares, Inc.                                                            2,700             120,339
     * #   CompuCredit Corp.                                                                  36,500           1,150,845
           Corus Bankshares, Inc.                                                             13,400             687,688
           Countrywide Financial Corp.                                                       462,798          17,202,202
       *   Credit Acceptance Corp.                                                            35,400             499,494
           Delphi Financial Group, Inc. Class A                                               22,500             954,000
           Delta Financial Corp.                                                                 300               2,715
           Dime Community Bancshares                                                          19,912             300,671
           Donegal Group, Inc. Class A                                                         3,133              57,835
           Downey Financial Corp.                                                             23,100           1,732,962
       *   E*TRADE Financial Corp.                                                           204,800           2,529,280
       *   Epoch Holding Corp.                                                                   600               2,700
           F.N.B. Corp.                                                                        7,300             135,634
           FBL Financial Group, Inc. Class A                                                  21,400             572,450
           Fidelity National Financial, Inc.                                                  90,335           3,251,157
           Financial Federal Corp.                                                             2,100              78,330
       *   Financial Industries Corp.                                                          2,444              20,896
           First American Corp.                                                               76,600           2,964,420
       *   First Bank of Delaware                                                                550               1,815
       *   First Cash Financial Services, Inc.                                                 2,700              46,980
           First Charter Corp.                                                                 7,900             174,195
           First Citizens BancShares, Inc.                                                     3,900             509,067
           First Community Bancorp                                                             4,200             185,556
           First Community Bancshares, Inc.                                                    3,000              90,240
           First Indiana Corp.                                                                 8,749             235,786
       *   First Mariner Bancorp                                                                 300               5,001
           First Merchants Corp.                                                              10,441             259,668
           First Niagara Financial Group, Inc.                                                65,869             857,614
       #   First PacTrust Bancorp, Inc.                                                          600              14,844
           First Place Financial Corp.                                                         9,953             195,975
           First Republic Bank                                                                10,200             327,216
           First State Bancorporation                                                          4,000              73,840
       *   FirstFed Financial Corp.                                                            7,800             422,604
           Flagstar Bancorp, Inc.                                                             41,300             816,088
       *   FPIC Insurance Group, Inc.                                                          3,400             101,184
           Fremont General Corp.                                                              54,000           1,161,540
           Gold Banc Corp.                                                                     4,100              56,949
           Great American Financial Resources, Inc.                                            2,300              38,778

           Hancock Holding Co.                                                                 4,000             129,440
           Harbor Florida Bancshares, Inc.                                                     5,200             184,964
           Harleysville Group, Inc.                                                           19,500             396,045
           Hartford Financial Services Group, Inc.                                           281,700          21,068,343
           HCC Insurance Holdings, Inc.                                                       11,800             462,678
           Heritage Commerce Corp.                                                               800              14,816
           Hibernia Corp.                                                                      1,800              57,870
           HMN Financial, Inc.                                                                 3,596             108,365
           Horace Mann Educators Corp.                                                        31,000             564,200
           Horizon Financial Corp.                                                             1,900              38,190
           Huntington Bancshares, Inc.                                                         2,500              58,300
           ILX Resorts, Inc.                                                                     200               1,962
           Independence Community Bank Corp.                                                  77,287           2,896,717
           IndyMac Bancorp, Inc.                                                              33,000           1,357,950
           Infinity Property & Casualty Corp.                                                 14,800             473,600
       *   Instinet Group, Inc.                                                               46,400             244,992
           Integra Bank Corp.                                                                  4,100              90,569
           Irwin Financial Corp.                                                              17,400             365,226
       *   ITLA Capital Corp.                                                                    400              19,928
           Janus Capital Group, Inc.                                                         244,500           3,755,520
           Jefferies Group, Inc.                                                              22,800             807,348
           Jefferson-Pilot Corp.                                                             109,000           5,493,600
       *   Jones Lang LaSalle, Inc.                                                              600              25,446
           JPMorgan Chase & Co.                                                            1,593,648          56,972,916
       *   Kennedy-Wilson, Inc.                                                                  900               9,288
           KeyCorp                                                                           215,100           7,046,676
       *   Knight Capital Group, Inc.                                                         74,400             561,720
       *   LaBranche & Co., Inc.                                                               2,500              13,825
           LandAmerica Financial Group, Inc.                                                  17,100             961,020
           Lehman Brothers Holdings, Inc.                                                     91,071           8,396,746
           Lincoln National Corp.                                                            137,300           6,251,269
           Loews Corp.                                                                       181,500          13,666,950
           MAF Bancorp, Inc.                                                                  22,900             974,624
           Manulife Financial Corp.                                                          284,353          13,066,020
       *   Matrix Bancorp, Inc.                                                                  100               1,280
           MBIA, Inc.                                                                        125,050           6,994,046
           MCG Capital Corp.                                                                  18,300             292,800
       *   Meadowbrook Insurance Group, Inc.                                                   6,200              31,930
           Medallion Finanacial Corp.                                                          7,400              68,524
           Mercantile Bankshares Corp.                                                         2,381             124,122
           Merrill Lynch & Co., Inc.                                                         189,200          10,265,992
           MetLife, Inc.                                                                     759,500          33,873,700
       *   Metris Companies, Inc.                                                             20,400             264,792
           MGIC Investment Corp.                                                             111,000           6,808,740
           Midland Co.                                                                         2,000              63,900
           National City Corp.                                                                 5,788             200,033
       *   National Western Life Insurance Co. Class A                                           900             165,037
           Nationwide Financial Services, Inc.                                                47,500           1,813,550
       *   Navigators Group, Inc.                                                              2,900              96,396
           New York Community Bancorp, Inc.                                                  215,500           3,926,410
       *   Newtek Business Services, Inc.                                                      1,400               3,626
           North Fork Bancorporation, Inc.                                                    92,970           2,534,362
           Northwest Bancorp, Inc.                                                             2,200              43,780
           OceanFirst Financial Corp.                                                          2,300              49,450
     * #   Ocwen Financial Corp.                                                              39,300             284,139

       #   Odyssey Re Holdings Corp.                                                          53,300           1,285,063
           Ohio Casualty Corp.                                                                44,300           1,058,770
           Old Republic International Corp.                                                  143,650           3,571,139
       *   Pacific Mercantile Bancorp                                                          1,000              14,116
       *   Pelican Financial, Inc.                                                               300               1,953
     * #   Penn Treaty American Corp.                                                            500               1,115
           PFF Bancorp, Inc.                                                                  31,500             914,760
       *   Piper Jaffray Companies, Inc.                                                       3,100              87,637
       *   PMA Capital Corp. Class A                                                           7,357              54,663
           PMI Group, Inc.                                                                   117,100           4,426,380
       *   Premier Financial Bancorp                                                             400               4,350
           Presidential Life Corp.                                                            21,758             329,634
           Principal Financial Group, Inc.                                                   308,100          12,290,109
       *   ProAssurance Corp.                                                                 15,200             594,624
           Protective Life Corp.                                                              62,000           2,491,780
           Provident Financial Holdings, Inc.                                                    675              18,778
           Provident Financial Services, Inc.                                                  1,828              32,502
       *   Providian Financial Corp.                                                         117,300           2,090,286
           Prudential Financial, Inc.                                                        517,500          32,762,925
           Radian Group, Inc.                                                                123,704           5,675,540
           Regions Financial Corp.                                                           119,637           4,029,374
           Reinsurance Group of America, Inc.                                                 54,700           2,502,525
       *   Republic First Bancorp, Inc.                                                          616               8,205
           RLI Corp.                                                                          18,400             804,816
           Safeco Corp.                                                                      110,000           5,919,100
           Sanders Morris Harris Group, Inc.                                                   1,100              17,985
           Selective Insurance Group, Inc.                                                    23,000           1,106,990
           Simmons First National Corp. Class A                                                7,811             191,682
           Sound Federal Bancorp, Inc.                                                         5,736              91,317
           South Financial Group, Inc.                                                        61,153           1,666,419
           Sovereign Bancorp, Inc.                                                           348,618           7,781,154
           StanCorp Financial Group, Inc.                                                     26,200           1,961,070
       *   Standard Management Corp.                                                             100                 180
           State Auto Financial Corp.                                                         24,300             656,100
       *   Sterling Financial Corp.                                                           11,259             398,006
           Stewart Information Services Corp.                                                 13,700             537,725
       *   Stifel Financial Corp.                                                                400               8,448
       *   Stratus Properties, Inc.                                                              500               8,340
       *   Sun Bancorp, Inc.                                                                   3,115              64,605
           Susquehanna Bancshares, Inc.                                                       13,802             314,134
       *   SVB Financial Group                                                                 2,380             113,669
           SWS Group, Inc.                                                                    10,800             171,180
           TD Banknorth, Inc.                                                                  1,270              38,075
       *   The Banc Corp.                                                                      4,100              43,050
       #   The Phoenix Companies, Inc.                                                        77,600             892,400
           The St. Joe Corp.                                                                   1,600             126,192
           The St. Paul Travelers Companies, Inc.                                            637,800          24,159,864
           The Toronto Dominion Bank                                                             705              29,984
       *   The Washtenaw Group, Inc.                                                             100                 125
           TierOne Corp.                                                                      14,000             337,750
           Torchmark Corp.                                                                    93,500           4,932,125
       *   Trammell Crow Co.                                                                  27,900             629,145
           Transatlantic Holdings, Inc.                                                       58,100           3,318,091
       *   Triad Guaranty, Inc.                                                                5,600             303,520
           UICI                                                                               45,600           1,146,840

           UMB Financial Corp.                                                                17,470             973,079
           Umpqua Holdings Corp.                                                              26,100             608,391
           UnionBanCal Corp.                                                                     500              31,385
       *   United America Idemnity, Ltd.                                                       3,722              63,460
           United Community Financial Corp.                                                   34,000             357,340
           Unitrin, Inc.                                                                      57,300           2,852,967
           Unity Bancorp, Inc.                                                                 1,543              18,902
       *   Universal American Financial Corp.                                                 46,391             878,646
           UnumProvident Corp.                                                               218,100           4,004,316
           Vesta Insurance Group, Inc.                                                        13,700              34,524
           Wachovia Corp.                                                                     49,732           2,523,899
           Washington Federal, Inc.                                                           43,820             999,972
           Washington Mutual, Inc.                                                           650,900          26,882,170
           Webster Financial Corp.                                                            44,000           2,063,600
           Wesbanco, Inc.                                                                      8,859             261,961
           Wesco Financial Corp.                                                               1,110             397,691
           Westcorp, Inc.                                                                     42,720           2,069,357
       *   WFS Financial, Inc.                                                                 9,100             443,625
           Whitney Holding Corp.                                                               8,775             278,255
           Willow Grove Bancorp, Inc.                                                          4,600              70,132
       *   Wilshire Enterprises, Inc.                                                            600               4,500
           Wintrust Financial Corp.                                                              600              30,042
       *   World Acceptance Corp.                                                              1,130              29,436
           Yardville National Bancorp                                                          3,100             105,121
                                                                                                       -----------------
Total Financials
(Cost $415,724,285)                                                                                          549,621,621
                                                                                                       -----------------

Consumer Discretionary -- (20.2%)
       *   4Kids Entertainment, Inc.                                                           2,300              43,700
       *   Acme Communications, Inc.                                                           1,000               3,960
           Action Performance Companies, Inc.                                                 10,900             101,479
       *   Advanced Marketing Services, Inc.                                                   8,500              34,637
       *   Aftermarket Technology Corp.                                                        5,900              90,506
       *   Alderwoods Group, Inc.                                                              2,800              38,780
       *   All American Semiconductor, Inc.                                                      800               3,832
       *   Alloy, Inc.                                                                         1,200               6,168
           Ambassadors Group, Inc.                                                               600              21,690
           American Axle & Manufacturing Holdings, Inc.                                       44,300             917,010
           American Greetings Corp. Class A                                                   32,500             844,350
       *   AnnTaylor Stores Corp.                                                             39,375           1,014,300
       *   Applica, Inc.                                                                       4,600              13,156
           ArvinMeritor, Inc.                                                                    200               2,880
       *   Ashworth, Inc.                                                                      3,300              31,680
       *   Audiovox Corp. Class A                                                             23,900             349,657
       *   AutoNation, Inc.                                                                  321,100           6,418,789
     * #   Avatar Holdings, Inc.                                                               1,700              81,430
       *   Aztar Corp.                                                                        30,900             986,946
     * #   Bally Total Fitness Holding Corp.                                                   1,100               3,344
           Bandag, Inc.                                                                        4,500             208,260
           Bandag, Inc. Class A                                                                2,600             108,550
       *   Barnes & Noble, Inc.                                                               30,500           1,154,425
           Bassett Furniture Industries, Inc.                                                  5,679             110,911
           Beazer Homes USA, Inc.                                                             36,603           1,956,796
           Belo Corp. Class A                                                                106,600           2,620,228
       *   Big Lots, Inc.                                                                     71,900             910,254

           Blair Corp.                                                                         5,800             226,490
       #   Blockbuster, Inc. Class A                                                          45,400             414,502
       *   Bluegreen Corp.                                                                     8,400             141,624
           Bob Evans Farms, Inc.                                                              24,200             566,280
       *   Bombay Co., Inc.                                                                   11,800              62,894
           Bon-Ton Stores, Inc.                                                               10,249             185,199
           Books-A-Million, Inc.                                                               5,000              42,100
           Borders Group, Inc.                                                                72,400           1,830,996
           BorgWarner, Inc.                                                                   46,200           2,469,852
           Boyd Gaming Corp.                                                                  42,300           2,235,978
       *   Boyds Collection, Ltd.                                                              8,800              19,272
     * #   Brillian Corp.                                                                      1,375               4,290
       *   Brookstone, Inc.                                                                    1,375              27,692
           Brown Shoe Company, Inc.                                                           15,800             554,580
           Brunswick Corp.                                                                    51,400           2,212,256
       *   Buca, Inc.                                                                            700               3,570
           Building Materials Holding Corp.                                                    8,900             552,067
           Burlington Coat Factory Warehouse Corp.                                            51,900           1,720,485
       *   Cache, Inc.                                                                         1,050              13,734
       *   Caesars Entertainment, Inc.                                                       247,700           5,337,935
       *   California Coastal Communities, Inc.                                                  700              20,713
           Callaway Golf Co.                                                                  53,200             621,908
       *   Capital Pacific Holdings, Inc.                                                      5,700              23,484
       *   CarMax, Inc.                                                                        2,229              56,906
       *   Carriage Services, Inc.                                                             1,800              10,584
       *   Casual Male Retail Group, Inc.                                                      6,869              48,426
           Cato Corp. Class A                                                                    400              11,544
       *   Cavalier Homes, Inc.                                                                5,800              21,170
       *   Cavco Industries, Inc.                                                              6,050             162,805
           CBRL Group, Inc.                                                                   60,100           2,447,272
           Centex Corp.                                                                      121,000           7,923,080
       *   Champion Enterprises, Inc.                                                          4,300              41,839
       *   Champps Entertainment, Inc.                                                         1,703              13,709
       *   Charles and Colvard, Ltd.                                                           1,000              20,220
       *   Charlotte Russe Holding, Inc.                                                       4,600              54,970
       *   Charming Shoppes, Inc.                                                             47,400             428,022
       *   Checkers Drive-In Restaurants, Inc.                                                 3,100              44,609
       *   Chromcraft Revington, Inc.                                                            700               8,400
           Circuit City Stores, Inc.                                                         169,700           2,781,383
           Clear Channel Communications, Inc.                                                480,400          14,042,092
           Coachmen Industries, Inc.                                                           9,000             110,250
       *   Cobra Electronics Corp.                                                             1,200               8,520
       *   Coldwater Creek, Inc.                                                                 572              12,853
     * #   Collins & Aikman Corp.                                                             20,300               2,304
       *   Comcast Corp. Class A                                                             637,624          20,531,493
       *   Comcast Corp. Special Class A Non-Voting                                          322,500          10,203,900
       *   Concord Camera Corp.                                                                7,081               9,205
           Cooper Tire & Rubber Co.                                                           51,100             972,944
       *   Cox Radio, Inc.                                                                    15,900             258,693
       *   Crown Media Holdings, Inc.                                                          4,277              40,161
           CSS Industries, Inc.                                                                2,550              78,540
       *   Culp, Inc.                                                                          1,000               4,350
       *   Cumulus Media, Inc. Class A                                                        16,200             202,338
           Cutter & Buck, Inc.                                                                 4,100              53,833
           Dana Corp.                                                                        164,900           2,234,395

       *   Dave & Busters, Inc.                                                                3,400              61,064
       *   Deckers Outdoor Corp.                                                               1,900              46,018
           Delta Apparel, Inc.                                                                   300               8,811
       *   Department 56, Inc.                                                                 3,800              42,408
       *   Diedrich Coffee, Inc.                                                                 400               1,672
           Dillards, Inc. Class A                                                             74,100           1,772,472
           Disney (Walt Co.)                                                                 569,300          15,621,592
       *   Dixie Group, Inc.                                                                  11,100             164,502
     * #   Dominion Homes, Inc.                                                                3,000              46,590
           Dover Motorsports, Inc.                                                             9,000              51,840
       *   Drew Industries, Inc.                                                                 700              28,700
       *   drugstore.com, Inc.                                                                22,804              78,446
       *   Dura Automotive Systems, Inc.                                                       3,100              13,237
           Eastman Kodak Co.                                                                 189,000           4,966,920
       *   eCost.com, Inc.                                                                     2,776               8,778
     * #   Emmis Communications Corp. Class A                                                 15,400             273,504
       *   Enesco Group, Inc.                                                                  3,500              13,475
       *   Entercom Communications Corp.                                                      18,700             620,840
       *   Entravision Communications Corp.                                                   55,400             411,622
       *   Fairchild Corp. Class A                                                             7,900              18,170
       *   Famous Dave's of America, Inc.                                                      1,900              20,615
           Federated Department Stores, Inc.                                                 171,600          11,574,420
           Finish Line, Inc. Class A                                                          23,400             466,128
       *   Finlay Enterprises, Inc.                                                            4,300              55,814
     * #   Fleetwood Enterprises, Inc.                                                        39,500             378,015
           Foot Locker, Inc.                                                                  32,000             845,120
           Ford Motor Co.                                                                  1,362,440          13,597,151
           Fortune Brands, Inc.                                                                2,000             173,000
           Furniture Brands International, Inc.                                               38,800             780,268
           GameTech International, Inc.                                                          800               2,224
       *   Gaylord Entertainment Co.                                                          34,760           1,460,963
       #   General Motors Corp.                                                              318,700          10,048,611
           Genuine Parts Co.                                                                   3,800             163,248
       *   Getty Images, Inc.                                                                 11,400             853,176
       *   G-III Apparel Group, Ltd.                                                             500               3,600
       *   Goodyear Tire & Rubber Co.                                                         32,700             470,553
           Goody's Family Clothing, Inc.                                                      35,300             250,630
       *   Gottschalks, Inc.                                                                   2,400              25,800
           Gray Television, Inc.                                                              34,740             408,195
       *   Group 1 Automotive, Inc.                                                           18,700             499,477
     * #   GSI Commerce, Inc.                                                                  2,800              41,552
       *   Guess, Inc.                                                                        11,000             185,240
       *   Gymboree Corp.                                                                      9,000             119,160
       *   Ha-Lo Industries, Inc.                                                             19,500                  14
           Hancock Fabrics, Inc.                                                               9,700              57,133
           Handleman Co.                                                                      25,400             461,010
           Harrahs Entertainment, Inc.                                                         2,600             186,706
       *   Harris Interactive, Inc.                                                            7,600              37,468
       *   Hartmarx Corp.                                                                      8,000              75,840
           Hasbro, Inc.                                                                      226,200           4,564,716
       *   Hastings Entertainment, Inc.                                                        5,000              29,850
       *   Hayes Lemmerz International, Inc.                                                   1,100               7,150
           Hearst-Argyle Television, Inc.                                                     46,800           1,168,128
           Hilton Hotels Corp.                                                                42,400           1,027,352
           Horton (D.R.), Inc.                                                               110,340           3,814,454

       *   IAC/InterActiveCorp                                                               244,522           5,990,789
           IHOP Corp.                                                                          8,900             423,729
       *   Image Entertainment, Inc.                                                           4,800              19,248
       *   IMPCO Technologies, Inc.                                                            3,700              12,284
       *   Infosonics Corp.                                                                      900               2,691
       *   Insight Communications Co., Inc.                                                   15,650             176,845
       *   Insight Enterprises, Inc.                                                          16,100             315,238
       *   Interactive Data Corp.                                                                 23                 495
       *   Interface, Inc. Class A                                                            19,800             151,470
           International Speedway Corp. Class A                                                  800              43,728
       *   Interstate Hotels & Resorts, Inc.                                                   4,600              21,160
       *   J. Jill Group, Inc.                                                                   500               6,375
       *   Jack in the Box, Inc.                                                               2,100              87,108
       *   Jakks Pacific, Inc.                                                                 8,700             179,829
       *   Jarden Corp.                                                                          700              35,616
       *   Jo-Ann Stores, Inc.                                                                 7,300             195,275
       *   Johnson Outdoors, Inc.                                                                500               8,755
           Jones Apparel Group, Inc.                                                         112,000           3,573,920
     * #   Jos. A. Bank Clothiers, Inc.                                                          962              37,922
       *   K2, Inc.                                                                           18,324             230,699
           KB Home                                                                             2,000             135,080
           Kellwood Co.                                                                       94,600           2,380,136
       *   Keystone Automotive Industries, Inc.                                                4,700              92,778
           Kimball International, Inc. Class B                                                16,482             202,729
           Knight-Ridder, Inc.                                                                   500              31,540
       *   La Quinta Corp.                                                                    65,600             568,752
       *   LaCrosse Footwear, Inc.                                                               400               3,960
     * #   Lakes Entertainment, Inc.                                                           1,600              19,888
       *   Lamar Advertising Co.                                                                  66               2,760
           Landry's Restaurants, Inc.                                                         25,100             752,247
       *   Laureate Education, Inc.                                                           15,349             716,798
       *   Lazare Kaplan International, Inc.                                                     500               4,310
       #   La-Z-Boy, Inc.                                                                     32,300             431,205
           Lear Corp.                                                                         59,000           2,224,300
           Leggett & Platt, Inc.                                                               1,500              39,960
           Lennar Corp. Class A                                                               34,400           1,995,544
           Lennar Corp. Class B                                                                4,240             227,858
           Levitt Corp. Class A                                                                  100               2,880
           Libbey, Inc.                                                                        2,400              45,720
           Liberty Corp.                                                                      12,900             465,819
       *   Liberty Media Corp. Class A                                                     1,307,600          13,585,964
       *   Liberty Media International, Inc. Class A                                          61,041           2,558,228
           Limited Brands, Inc.                                                              149,500           3,075,215
       *   Lin TV Corp.                                                                        9,300             135,315
       *   Linens `n Things, Inc.                                                             15,800             385,046
           Lithia Motors, Inc. Class A                                                        12,200             324,520
           Lone Star Steakhouse & Saloon, Inc.                                                41,400           1,250,694
       *   Luby's, Inc.                                                                        3,600              29,664
           M/I Homes, Inc.                                                                    11,400             575,472
       *   Madden (Steven), Ltd.                                                                 900              15,984
       *   Magna Entertainment Corp.                                                           7,000              37,240
       *   Main Street Restaurant Group, Inc.                                                  1,300               4,498
       *   MarineMax, Inc.                                                                     7,200             198,144
           May Department Stores Co.                                                         184,600           7,044,336
           McRae Industries, Inc. Class A                                                      2,100              24,612

           MDC Holdings, Inc.                                                                 20,364           1,470,484
       *   Meade Instruments Corp.                                                            14,250              39,330
           Media General, Inc. Class A                                                        19,600           1,197,560
       *   MGM Mirage                                                                        183,800           7,000,942
           Michaels Stores, Inc.                                                              61,600           2,593,976
           Modine Manufacturing Co.                                                           25,400             772,160
           Monaco Coach Corp.                                                                 18,000             295,380
       *   Monro Muffler Brake, Inc.                                                             900              24,183
       *   Mothers Work, Inc.                                                                    200               2,726
           Movado Group, Inc.                                                                 16,200             273,132
           Movie Gallery, Inc.                                                                17,300             552,908
       *   National RV Holdings, Inc.                                                          2,500              22,175
       *   Navigant International, Inc.                                                        5,200              65,832
           News Corp. Class A                                                                248,924           4,015,144
       *   Nobel Learning Communities, Inc.                                                      400               3,500
           Nordstrom, Inc.                                                                     1,900             115,976
       *   O'Charleys, Inc.                                                                    5,508             102,284
       *   Office Depot, Inc.                                                                215,300           4,245,716
           OfficeMax, Inc.                                                                    43,400           1,317,190
     * #   Oneida, Ltd.                                                                        2,600               6,110
       *   Opinion Research Corp.                                                              5,200              36,608
       #   Orleans Homebuilders, Inc.                                                            600              13,440
           Oxford Industries, Inc.                                                            14,500             518,520
     * #   Palm Harbor Homes, Inc.                                                             6,800             127,364
       *   Payless ShoeSource, Inc.                                                           23,600             397,188
     * #   PC Mall, Inc.                                                                       2,300              11,383
     * #   Pegasus Communications Corp.                                                        2,500              15,687
           Penney (J.C.) Co., Inc.                                                           235,200          11,703,552
           Pep Boys - Manny, Moe & Jack                                                       62,500             835,000
       *   Perry Ellis International, Inc.                                                     1,900              38,000
           PETsMART, Inc.                                                                     78,300           2,487,591
           Phillips-Van Heusen Corp.                                                          24,600             762,354
           Pier 1 Imports, Inc.                                                               18,600             312,294
       *   Pinnacle Entertainment, Inc.                                                       10,300             179,529
       *   Pomeroy IT Solutions, Inc.                                                         10,400             130,936
           Pulitzer, Inc.                                                                      6,200             396,552
           Pulte Homes, Inc.                                                                 141,022          10,781,132
       #   Quaker Fabric Corp.                                                                 7,500              26,100
       *   Radio One, Inc.                                                                     7,900              99,698
       *   RC2 Corp.                                                                           3,900             140,556
       #   Reebok International, Ltd.                                                         27,200           1,107,312
       *   Regent Communications, Inc.                                                        32,400             194,400
       *   Rent-Way, Inc.                                                                      9,500              88,065
       *   Restoration Hardware, Inc.                                                          4,500              31,860
       *   Retail Ventures, Inc.                                                               9,300             104,811
       *   Rex Stores Corp.                                                                    4,150              58,100
       *   Riviera Holdings Corp.                                                                900              18,225
     * #   Rockford Corp.                                                                      3,600               9,396
       *   Rocky Shoes & Boots, Inc.                                                             300               8,877
       *   Rubio's Restaurants, Inc.                                                           3,400              31,110
           Russ Berrie & Co., Inc.                                                            11,900             154,819
           Russell Corp.                                                                      26,600             497,420
       *   Ryan's Restaurant Group, Inc.                                                      41,450             578,642
           Ryland Group, Inc.                                                                 22,000           1,507,000
           Saks, Inc.                                                                        124,950           2,141,643

     * #   Salton, Inc.                                                                          500                 520
           Saucony, Inc. Class B                                                                 300               5,880
           Sauer-Danfoss, Inc.                                                                 6,000             117,900
       *   Scholastic Corp.                                                                   12,482             468,325
       *   Sears Holdings Corp.                                                               25,579           3,752,439
           Service Corp. International                                                       178,300           1,351,514
     * #   Sharper Image Corp.                                                                 2,600              34,554
           Sherwin-Williams Co.                                                                3,500             155,575
       *   Shiloh Industries, Inc.                                                             4,000              45,240
       *   Shoe Carnival, Inc.                                                                 6,800             124,644
       *   ShopKo Stores, Inc.                                                                16,100             381,731
           Sinclair Broadcast Group, Inc. Class A                                             17,600             155,056
       *   Six Flags, Inc.                                                                    35,000             154,350
       *   Skechers U.S.A., Inc. Class A                                                       5,800              73,486
           Skyline Corp.                                                                       1,000              39,100
       *   Smith & Wollensky Restaurant Group, Inc.                                            3,700              23,273
           Snap-On, Inc.                                                                      42,400           1,463,224
           Sonic Automotive, Inc.                                                             23,100             492,492
       *   Source Interlink Companies, Inc.                                                    7,400              72,150
       *   Southern Energy Homes, Inc.                                                         3,200              18,720
       *   Spanish Broadcasting System, Inc.                                                     200               1,730
       *   Sport Chalet, Inc.                                                                    500               7,300
       *   Stage Stores, Inc.                                                                  3,900             152,295
       *   Stamps.com, Inc.                                                                    1,853              41,433
           Standard Motor Products, Inc.                                                      11,000             123,970
           Standard Pacific Corp.                                                             21,700           1,738,604
           Starwood Hotels & Resorts Worldwide, Inc.                                         105,800           5,921,626
       *   Stein Mart, Inc.                                                                    3,168              76,222
       *   Steinway Musical Instruments, Inc.                                                  1,600              45,312
           Stewart Enterprises, Inc.                                                          36,500             216,080
       *   Stoneridge, Inc.                                                                   16,200             126,684
           Stride Rite Corp.                                                                  30,089             357,758
       #   Superior Industries International, Inc.                                            19,100             432,615
           Syms Corp.                                                                          4,200              54,936
       *   Systemax, Inc.                                                                      1,600              10,192
       *   Tag-It Pacific, Inc.                                                                  700               1,638
       *   TBC Corp.                                                                           9,400             239,982
       *   The Children's Place Retail Stores, Inc.                                              700              32,697
       *   The DIRECTV Group, Inc.                                                            26,179             390,852
       *   The Dress Barn, Inc.                                                               12,300             222,630
           The Marcus Corp.                                                                   17,100             376,713
       *   The Mens Warehouse, Inc.                                                            7,000             359,590
           The Neiman Marcus Group, Inc.                                                      13,700           1,322,735
       *   The Sports Authority, Inc.                                                          9,303             297,696
       *   Time Warner, Inc.                                                               1,542,800          26,844,720
       *   Toll Brothers, Inc.                                                                34,400           3,185,096
       *   Toys R Us, Inc.                                                                   147,400           3,861,880
           Traffix, Inc.                                                                      18,100              86,880
       *   Trans World Entertainment Corp.                                                    40,100             521,300
     * #   Transpro, Inc.                                                                      8,100              54,999
           Triarc Companies, Inc. Class A                                                      6,100              95,465
           Tribune Co.                                                                       321,500          11,631,870
     * #   Tweeter Home Entertainment Group, Inc.                                              2,100               7,434
       *   Unifi, Inc.                                                                         9,100              29,211
           Unifirst Corp.                                                                      5,900             215,940

           United Auto Group, Inc.                                                            37,000           1,139,600
       *   Univision Communications, Inc. Class A                                            117,130           3,116,829
       *   Vail Resorts, Inc.                                                                 10,900             299,750
       *   ValueVision Media, Inc. Class A                                                    10,000              96,200
           Viacom, Inc. Class A                                                               54,900           1,890,756
           Viacom, Inc. Class B                                                            1,448,200          49,658,778
       #   Visteon Corp.                                                                      62,200             474,586
       *   WCI Communities, Inc.                                                              15,700             469,430
       *   West Marine, Inc.                                                                   8,000             132,720
       *   Westcoast Hospitality Corp.                                                           300               2,067
     * #   Wet Seal, Inc. Class A                                                              1,700               7,242
       *   Whitehall Jewelers, Inc.                                                            5,842              42,354
       *   Wickes, Inc.                                                                          400                   1
       *   William Lyon Homes, Inc.                                                            9,100             819,000
     * #   WMS Industries, Inc.                                                                4,400             139,788
       *   Worldwide Restaurant Concepts, Inc.                                                12,900              82,689
       *   XM Satellite Radio Holdings, Inc.                                                  20,800             667,888
       *   Zapata Corp.                                                                        1,600              10,352
                                                                                                       -----------------
Total Consumer Discretionary
(Cost $340,617,339)                                                                                          416,140,403
                                                                                                       -----------------

Energy -- (11.7%)
           Amerada Hess Corp.                                                                 91,800           8,523,630
           Anadarko Petroleum Corp.                                                          237,634          17,988,894
           Apache Corp.                                                                      247,346          14,534,051
           Arch Coal, Inc.                                                                    18,995             920,308
           Ashland, Inc.                                                                      68,800           4,699,040
     * #   ATP Oil & Gas Corp.                                                                 1,400              29,526
       *   Brigham Exploration Co.                                                             1,100               9,306
           Burlington Resources, Inc.                                                        321,400          16,288,552
           Cabot Oil & Gas Corp.                                                              25,650             804,127
       *   Callon Petroleum Co.                                                               10,900             154,235
       *   Carrizo Oil & Gas, Inc.                                                               700              10,556
           Castle Energy Corp.                                                                 2,300              29,900
           Chesapeake Energy Corp.                                                           216,700           4,435,849
     * #   Cimarex Energy Co.                                                                  6,111             229,957
       *   Clayton Williams Energy, Inc.                                                       5,900             161,188
       *   Comstock Resources, Inc.                                                           13,300             303,506
           ConocoPhillips                                                                    627,694          67,690,521
       *   Dawson Geophysical Co.                                                                400               8,320
       *   Denbury Resources, Inc.                                                            24,100             770,718
           Devon Energy Corp.                                                                163,800           7,518,420
           Diamond Offshore Drilling, Inc.                                                    80,300           3,794,175
       *   Dril-Quip, Inc.                                                                     2,600              71,110
       *   Edge Petroleum Corp.                                                                3,100              42,253
       *   Energy Partners, Ltd.                                                               9,800             223,930
           ENSCO International, Inc.                                                          85,046           2,832,032
           EOG Resources, Inc.                                                               107,900           5,383,131
       *   FMC Technologies, Inc.                                                                 19                 599
       *   Forest Oil Corp.                                                                   46,950           1,866,732
       *   Giant Industries, Inc.                                                              4,400             126,764
       *   Grey Wolf, Inc.                                                                    10,400              68,328
           Gulf Island Fabrication, Inc.                                                       2,900              58,290
       *   Gulfmark Offshore, Inc.                                                             7,500             187,950
       *   Hanover Compressor Co.                                                             25,500             265,965

       *   Harvest Natural Resources, Inc.                                                     3,800              41,192
           Helmerich & Payne, Inc.                                                            40,300           1,671,241
     * #   Horizon Offshore, Inc.                                                              6,000               1,890
       *   Houston Exploration Co.                                                            13,400             682,998
       *   Input/Output, Inc.                                                                 24,200             143,506
       #   Kerr-McGee Corp.                                                                  139,090          10,273,187
       *   Key Energy Group, Inc.                                                             50,600             556,094
       *   Lone Star Technologies, Inc.                                                        6,300             261,135
       *   Magnum Hunter Resources, Inc.                                                      24,600             380,316
           Marathon Oil Corp.                                                                289,900          14,057,251
           MarkWest Hydrocarbon, Inc.                                                            726              15,856
           Massey Energy Co.                                                                  34,600           1,398,878
     * #   Matrix Service Co.                                                                  4,000              16,520
       *   Maverick Tube Corp.                                                                13,900             419,919
       *   Meridian Resource Corp.                                                            20,200              91,506
       *   Mission Resources Corp.                                                             4,700              33,229
       *   NATCO Group, Inc. Class A                                                           3,500              37,660
       *   National-Oilwell, Inc.                                                              3,679             165,555
       *   Newfield Exploration Co.                                                           50,780           1,952,491
       *   Newpark Resources, Inc.                                                            26,400             161,040
           Noble Energy, Inc.                                                                 18,700           1,390,719
           Occidental Petroleum Corp.                                                         14,500           1,060,095
       *   Offshore Logistics, Inc.                                                           15,100             472,932
       *   Oil States International, Inc.                                                     17,700             409,932
           Overseas Shipholding Group, Inc.                                                   36,600           2,236,260
       *   Parallel Petroleum Corp.                                                            4,400              29,964
       *   Parker Drilling Co.                                                                26,700             152,190
           Peabody Energy Corp.                                                               69,800           3,332,252
           Penn Virginia Corp.                                                                 2,400              99,048
       *   Petroleum Development Corp.                                                         1,600              41,808
           Pioneer Natural Resources Co.                                                      98,600           3,956,818
       *   Plains Exploration & Production Co.                                                20,910             638,800
           Pogo Producing Co.                                                                 60,300           2,981,232
       *   Pride International, Inc.                                                          60,000           1,353,000
           Range Resources Corp.                                                              19,100             441,210
           Resource America, Inc.                                                             16,600             564,068
           Rowan Companies, Inc.                                                              66,200           1,820,500
       *   Seabulk International, Inc.                                                         7,641             149,840
       *   SEACOR Holdings, Inc.                                                              12,550             728,653
       *   Southwestern Energy Co.                                                             2,100             146,580
       *   Spinnaker Exploration Co.                                                          12,200             374,174
       *   Stone Energy Corp.                                                                 11,800             507,754
           Sunoco, Inc.                                                                       29,300           3,005,301
       *   Swift Energy Corp.                                                                 25,900             884,485
     * #   Tel Offshore Trust                                                                    357               2,595
           Tesoro Petroleum Corp.                                                             30,900           1,347,240
       *   TETRA Technologies, Inc.                                                            7,900             218,040
           Tidewater, Inc.                                                                    51,200           1,771,520
       *   Toreador Resources Corp.                                                              500              10,740
       *   TransMontaigne, Inc.                                                               14,100             116,748
       *   Unit Corp.                                                                         15,100             589,202
       *   Universal Compression Holdings, Inc.                                               11,600             396,720
           USEC, Inc.                                                                         61,700             842,205
           Valero Energy Corp.                                                               216,400          14,849,368
       *   Veritas DGC, Inc.                                                                   3,600              97,200

           Vintage Petroleum, Inc.                                                            62,800           1,734,536
       *   Whiting Petroleum Corp.                                                               366              12,656
                                                                                                       -----------------
Total Energy
(Cost $140,357,768)                                                                                          241,159,712
                                                                                                       -----------------

Industrials -- (10.2%)
       *   AAR Corp.                                                                          12,500             200,500
       *   ABX Air, Inc.                                                                      11,774              88,540
       *   Active Power, Inc.                                                                 10,200              27,336
           Administaff, Inc.                                                                   2,100              44,856
       *   AGCO Corp.                                                                         47,700             875,772
       *   AirNet Systems, Inc.                                                                1,000               4,990
           Alamo Group, Inc.                                                                   3,100              63,240
       *   Alaska Air Group, Inc.                                                             15,700             463,464
           Albany International Corp. Class A                                                 17,000             531,590
           Alexander & Baldwin, Inc.                                                          40,000           1,778,000
       *   Allegheny Corp.                                                                     2,310             647,378
       *   Allied Defense Group, Inc.                                                            200               4,768
       *   Allied Holdings, Inc.                                                               1,000               1,100
       *   Allied Waste Industries, Inc.                                                     145,000           1,117,950
           Ambassadors International, Inc.                                                     3,900              49,998
     * #   America West Holdings Corp. Class B                                                 2,400              13,440
           American Power Conversion Corp.                                                     1,300              33,098
       *   American Superconductor Corp.                                                       3,800              33,630
           Ameron International Corp.                                                          6,300             207,900
     * #   AMR Corp.                                                                           4,100              52,890
           Amrep Corp.                                                                           500              10,855
           Apogee Enterprises, Inc.                                                            9,100             127,309
           Applied Industrial Technologies, Inc.                                              21,450             652,938
           Applied Signal Technologies, Inc.                                                   2,400              42,000
           Arkansas Best Corp.                                                                15,700             513,861
       *   Armor Holdings, Inc.                                                                8,200             309,550
       *   Artesyn Technologies, Inc.                                                         30,500             251,015
       *   Astec Industries, Inc.                                                              9,800             214,914
     * #   AstroPower, Inc.                                                                    2,200                   2
       *   Aviall, Inc.                                                                        5,100             156,978
       *   Axsys Technologies, Inc.                                                              450               7,668
       *   AZZ, Inc.                                                                           3,600              57,636
           Banta Corp.                                                                        13,000             570,960
           Barnes Group, Inc.                                                                  7,500             230,100
           Bowne & Co., Inc.                                                                  29,200             386,900
           Burlington Northern Santa Fe Corp.                                                311,900          15,414,098
           C&D Technologies, Inc.                                                             17,800             130,296
           Cascade Corp.                                                                       3,500             123,270
       *   Casella Waste Systems, Inc. Class A                                                 6,400              73,024
       *   Catalytica Energy Systems, Inc.                                                     1,000               1,970
           CDI Corp.                                                                          13,500             288,090
       *   Celadon Group, Inc.                                                                 2,000              36,200
           Cendant Corp.                                                                     978,379          20,751,419
           Central Parking Corp.                                                              30,100             508,690
       *   Century Business Services, Inc.                                                    42,800             171,628
       *   Cenveo, Inc.                                                                       11,600              97,208
       *   Ceradyne, Inc.                                                                      1,950              45,026
       *   Channell Commercial Corp.                                                             700               4,214
     * #   Chart Industries, Inc.                                                                  3                 160

           CIRCOR International, Inc.                                                         12,950             320,513
       *   Clean Harbors, Inc.                                                                 3,200              66,400
       *   Comfort Systems USA, Inc.                                                          15,500              97,495
     * #   Compudyne Corp.                                                                     1,000               6,050
       *   Consolidated Graphics, Inc.                                                         5,700             241,281
     * #   Continental Airlines, Inc.                                                         20,100             278,586
       *   Cornell Companies, Inc.                                                             3,700              47,508
       *   Correctional Services Corp.                                                         1,500               4,335
       *   Corrections Corporation of America                                                 11,900             429,590
       *   Covenant Transport, Inc. Class A                                                   13,900             192,932
       *   Cross (A.T.) Co. Class A                                                            1,100               5,533
           CSX Corp.                                                                         205,700           8,553,006
       #   Cubic Corp.                                                                        31,500             554,400
           Curtiss-Wright Corp.                                                                1,272              69,553
           Deere & Co.                                                                         2,300             152,145
       *   DiamondCluster International, Inc.                                                  1,180              15,434
       *   Distributed Energy Systems Corp.                                                    1,900               6,308
       *   Dollar Thrifty Automotive Group, Inc.                                              22,900             824,171
           Donnelley (R.R.) & Sons Co.                                                        10,300             342,475
       *   Ducommun, Inc.                                                                      1,000              16,450
       *   Dycom Industries, Inc.                                                             21,099             414,384
       *   Dynamex, Inc.                                                                         700              12,593
           Eaton Corp.                                                                         3,100             185,535
       *   EGL, Inc.                                                                          10,800             205,524
       *   Electro Rent Corp.                                                                  3,500              41,125
       *   EMCOR Group, Inc.                                                                   4,700             223,250
       *   Encore Wire Corp.                                                                   7,050              77,550
       *   EnPro Industries, Inc.                                                              6,900             186,783
       *   ESCO Technologies, Inc.                                                               400              33,900
       *   Esterline Technologies Corp.                                                        9,200             357,880
       *   Exponent, Inc.                                                                        500              12,385
           Federal Signal Corp.                                                               28,600             447,018
           FedEx Corp.                                                                         4,782             427,606
       *   First Consulting Group, Inc.                                                          400               2,072
       *   Flanders Corp.                                                                      1,800              17,946
           Florida East Coast Industries, Inc.                                                 9,500             399,570
       *   Flowserve Corp.                                                                    35,500           1,046,185
     * #   FLYi, Inc.                                                                             61                  46
       *   Foster (L.B.) Co. Class A                                                             700               6,300
       *   Foster Wheeler, Ltd.                                                                  175               2,590
       *   Frontier Airlines, Inc.                                                            15,400             188,034
       *   Frozen Food Express Industries, Inc.                                                4,300              46,225
       *   FuelCell Energy, Inc.                                                               5,272              42,914
           G & K Services, Inc. Class A                                                       13,243             521,244
       *   Gardner Denver Machinery, Inc.                                                      2,355              90,314
           GATX Corp.                                                                         45,397           1,514,898
       *   Gehl Co.                                                                            1,100              32,987
           Gencorp, Inc.                                                                      24,200             457,380
       *   General Binding Corp.                                                               2,400              49,656
       *   Genesee & Wyoming, Inc.                                                             4,700             131,318
       *   Genlyte Group, Inc.                                                                11,000             490,160
       *   Global Payment Technologies, Inc.                                                     400               1,800
     * #   GP Strategies Corp.                                                                 7,600              53,960
           Granite Construction, Inc.                                                         15,300             358,785
       *   Griffon Corp.                                                                      23,170             461,778

       *   Hawk Corp.                                                                            600               6,714
           Healthcare Services Group, Inc.                                                       900              16,830
           Heico Corp.                                                                         8,700             183,570
           Heico Corp. Class A                                                                 1,170              19,644
       *   Heidrick & Struggles International, Inc.                                            6,200             155,682
       *   Herley Industries, Inc.                                                             5,500              96,305
       *   Hexcel Corp.                                                                        2,200              35,948
       *   Hub Group, Inc. Class A                                                             1,000              27,480
       *   Hudson Highland Group, Inc.                                                         4,680              74,927
           Hughes Supply, Inc.                                                                64,100           1,666,600
           Hunt (J.B.) Transport Services, Inc.                                              100,000           2,008,000
       *   Huttig Building Products, Inc.                                                      4,100              44,731
           IDEX Corp.                                                                         12,750             489,728
           IKON Office Solutions, Inc.                                                       111,100           1,076,559
       *   Industrial Distribution Group, Inc.                                                 1,300              11,427
       *   Innotrac Corp.                                                                        200               1,698
       *   Innovative Solutions & Support, Inc.                                                  900              31,176
       *   Insituform Technologies, Inc. Class A                                               5,600              83,104
     * #   Integrated Electrical Services, Inc.                                               21,600              32,832
           Interpool, Inc.                                                                     4,500              97,740
       *   Jacuzzi Brands, Inc.                                                               15,200             155,192
           JLG Industries, Inc.                                                               39,300           1,001,757
       #   Joy Global, Inc.                                                                    7,500             281,550
       *   Kadant, Inc.                                                                        5,657             115,969
           Kaman Corp. Class A                                                                17,392             269,054
     * #   Kansas City Southern                                                               29,300             585,707
       *   Keith Companies, Inc.                                                               2,400              50,760
           Kelly Services, Inc. Class A                                                       23,904             664,770
           Kennametal, Inc.                                                                   32,400           1,425,600
       *   Kforce, Inc.                                                                        1,676              13,475
       *   Kirby Corp.                                                                         8,300             354,078
       *   Korn/Ferry International                                                           12,700             201,422
       *   K-Tron International, Inc.                                                            200               5,720
       *   LaBarge, Inc.                                                                       1,900              26,961
       *   Labor Ready, Inc.                                                                   4,000              82,560
       *   Ladish Co., Inc.                                                                    3,000              33,300
       *   Laidlaw International, Inc.                                                         7,100             157,904
       *   Lancer Corp.                                                                          700              12,110
       *   Layne Christensen Co.                                                                 800              13,840
           Lennox International, Inc.                                                         45,700             970,668
           Lockheed Martin Corp.                                                             133,500           8,662,815
           LSI Industries, Inc.                                                                8,950             121,631
       *   Lydall, Inc.                                                                        4,800              39,552
       *   Mac-Gray Corp.                                                                      2,000              17,440
       *   Magnetek, Inc.                                                                      2,100               4,641
       *   MAIR Holdings, Inc.                                                                 6,100              58,194
           Manpower, Inc.                                                                     36,700           1,461,761
       *   Mastec, Inc.                                                                       21,500             181,890
           McGrath Rentcorp.                                                                   6,008             138,484
       *   Merrimac Industries, Inc.                                                           1,100               9,790
     * #   Mesa Air Group, Inc.                                                               12,000              76,560
           Middleby Corp.                                                                        500              27,600
     * #   Midwest Air Group, Inc.                                                               300                 588
       *   Miller Industries, Inc.                                                             8,200              97,990
           Mine Safety Appliances Co.                                                          3,900             178,659

       *   Misonix, Inc.                                                                       4,400              25,353
       *   Mobile Mini, Inc.                                                                   5,900             217,828
     * #   Modtech Holdings, Inc.                                                              1,800              11,160
       *   Monster Worldwide, Inc.                                                            19,713             520,029
       *   Moog, Inc. Class A                                                                  7,762             235,577
           Mueller Industries, Inc.                                                           25,800             696,600
           NACCO Industries, Inc. Class A                                                      6,900             707,250
       *   Nashua Corp.                                                                          400               3,600
     * #   National Patent Development Corp.                                                   7,600              17,784
       *   NCI Building Systems, Inc.                                                         14,700             507,738
       *   NCO Group, Inc.                                                                    13,097             260,106
       *   NES Rentals Holdings, Inc.                                                              5                  49
       *   New Horizons Worldwide, Inc.                                                          607               2,191
           Norfolk Southern Corp.                                                            428,600          13,680,912
           Northrop Grumman Corp.                                                            243,724          13,580,301
       *   Old Dominion Freight Line, Inc.                                                       450              13,712
       *   On Assignment, Inc.                                                                 2,500              13,250
       *   Orbital Sciences Corp.                                                             22,813             221,514
       *   P.A.M. Transportation Services, Inc.                                                  400               6,592
           Paccar, Inc.                                                                        3,825             270,619
           Parker Hannifin Corp.                                                               2,600             156,858
       *   Park-Ohio Holdings Corp.                                                            2,800              42,700
       *   Patriot Transportation Holding, Inc.                                                  200              10,460
       *   PHH Corp.                                                                          36,038             864,552
       *   Pico Holdings, Inc.                                                                 9,700             251,133
       *   Powell Industries, Inc.                                                             1,400              25,788
       *   Power-One, Inc.                                                                    22,100             121,108
           Precision Castparts Corp.                                                          50,855           3,952,959
           Preformed Line Products Co.                                                           300              10,239
       *   PRG-Schultz International, Inc.                                                     3,474              13,410
           Providence & Worcester Railroad Co.                                                 1,500              19,875
       *   PW Eagle, Inc.                                                                        500               3,290
       *   Quanta Services, Inc.                                                              33,700             304,311
       *   RailAmerica, Inc.                                                                  17,300             201,891
           Raytheon Co.                                                                      403,000          15,781,480
       *   RCM Technologies, Inc.                                                                800               3,680
           Regal-Beloit Corp.                                                                 19,600             503,720
       *   RemedyTemp, Inc.                                                                    3,200              31,520
           Robbins & Myers, Inc.                                                              11,700             276,705
       *   Rush Enterprises, Inc. Class A                                                      3,600              51,804
       *   Rush Enterprises, Inc. Class B                                                        500               7,275
           Ryder System, Inc.                                                                 83,000           3,049,420
       *   SCS Transportation, Inc.                                                           10,900             198,925
       *   Sequa Corp. Class A                                                                 3,300             191,400
       *   Sequa Corp. Class B                                                                   900              53,334
       *   Shaw Group, Inc.                                                                   23,300             469,495
           Skywest, Inc.                                                                      37,100             676,704
       *   SL Industries, Inc.                                                                   400               6,828
           Smith (A.O.) Corp.                                                                 16,300             511,168
           Smith (A.O.) Corp. Convertible Class A                                              2,200              68,992
       *   SOURCECORP, Inc.                                                                    6,000             128,460
           Southwest Airlines Co.                                                            736,600          10,717,530
       *   Spherion Corp.                                                                     23,500             128,545
           SPX Corp.                                                                          62,500           2,775,625
           Standard Register Co.                                                              15,000             213,000

           Steelcase, Inc. Class A                                                            41,600             536,640
           Stewart & Stevenson Services, Inc.                                                 16,800             401,352
       *   Strategic Distribution, Inc.                                                          200               2,060
           Supreme Industries, Inc.                                                              610               3,996
       *   Swift Transportation Co., Inc.                                                     22,820             560,231
           Sypris Solutions, Inc.                                                              9,401              99,087
           TB Wood's Corp.                                                                     5,400              31,212
           Tecumseh Products Co. Class A                                                       9,184             251,091
           Teleflex, Inc.                                                                     24,600           1,376,370
       *   TeleTech Holdings, Inc.                                                            25,100             205,067
       *   Terex Corp.                                                                        22,800             901,056
       *   Tetra Tech, Inc.                                                                   18,600             224,130
           Textron, Inc.                                                                      67,500           5,217,075
           The Brink's Co.                                                                    20,300             633,563
       *   The Geo Group, Inc.                                                                 1,800              43,686
       *   The Lamson & Sessions Co.                                                          12,800             139,392
       *   Thomas & Betts Corp.                                                               63,600           1,963,968
           Thomas Industries, Inc.                                                            11,400             454,518
           Timken Co.                                                                         79,100           1,858,850
           Todd Shipyards Corp.                                                                1,100              21,175
       *   Transport Corp. of America                                                            500               3,125
       *   TRC Companies, Inc.                                                                 3,200              36,480
           Tredegar Industries, Inc.                                                          31,000             472,750
           Trinity Industries, Inc.                                                           38,300           1,112,998
       *   Triumph Group, Inc.                                                                 4,600             163,208
       *   Tufco Technologies, Inc.                                                              300               1,857
       *   U.S. Xpress Enterprises, Inc. Class A                                                 800               9,768
           Union Pacific Corp.                                                               251,400          16,833,744
       *   United Rentals, Inc.                                                               58,300           1,170,664
       *   United Stationers, Inc.                                                             9,700             475,591
           Universal Forest Products, Inc.                                                    16,700             664,660
       *   URS Corp.                                                                          15,400             520,982
       *   USA Truck, Inc.                                                                     1,900              38,475
           Valmont Industries, Inc.                                                            6,900             165,255
       *   Valpey Fisher Corp.                                                                   100                 316
           Viad Corp.                                                                          8,400             233,520
           Vicor Corp.                                                                        16,500             219,450
       *   Volt Information Sciences, Inc.                                                    13,400             263,310
           Walter Industries, Inc.                                                            30,140           1,277,936
       *   Waste Connections, Inc.                                                            14,550             539,514
           Waste Industries USA, Inc.                                                         16,100             232,323
       *   Water Pik Technologies, Inc.                                                        6,100             113,338
           Watsco, Inc. Class A                                                               23,900           1,056,141
           Watts Water Technologies, Inc.                                                      9,300             323,919
           Werner Enterprises, Inc.                                                           76,432           1,437,686
       *   WESCO International, Inc.                                                             700              20,440
       *   Westaff, Inc.                                                                       3,700              12,839
       *   Willis Lease Finance Corp.                                                          1,200               9,780
       *   Wolverine Tube, Inc.                                                                  100                 721
           Woodward Governor Co.                                                               4,800             371,376
       *   Xanser Corp.                                                                       10,600              23,426
     * #   Yellow Roadway Corp.                                                               30,728           1,621,824
           York International Corp.                                                            8,100             333,720
                                                                                                       -----------------
Total Industrials
(Cost $136,644,525)                                                                                          209,346,970
                                                                                                       -----------------

Information Technology -- (8.5%)
       *   3Com Corp.                                                                        178,500             653,310
       *   Actel Corp.                                                                         7,800             115,362
       *   ActivCard Corp.                                                                    10,100              41,612
       *   Activision, Inc.                                                                   15,033             236,920
       *   Adaptec, Inc.                                                                      18,100              72,038
       *   ADC Telecommunications, Inc.                                                       24,628             447,244
       *   ADE Corp.                                                                           2,600              58,318
       *   Adept Technology, Inc.                                                                140               1,127
       *   Advanced Digital Information Corp.                                                 23,300             160,071
       *   Advanced Energy Industries, Inc.                                                    1,700              16,218
       *   Advanced Micro Devices, Inc.                                                       78,300           1,284,120
       *   Advanced Power Technology, Inc.                                                     1,200               7,740
       *   Aeroflex, Inc.                                                                     16,800             134,400
       *   Agile Software Corp.                                                                8,700              56,115
           Agilysys, Inc.                                                                     23,700             364,506
     * #   Alliance Semiconductor Corp.                                                        5,800               9,744
           American Software, Inc. Class A                                                     4,300              22,188
       *   American Technical Ceramics Corp.                                                     500               5,220
       *   Amkor Technology, Inc.                                                                300               1,065
       *   Anadigics, Inc.                                                                     1,700               2,788
       *   Analex Corp.                                                                          200                 654
       *   Analysts International Corp.                                                          300                 987
       *   Anaren, Inc.                                                                        8,600             101,824
       *   Andrew Corp.                                                                       74,173             983,534
       *   Anixter International, Inc.                                                         4,500             170,145
       *   AnswerThink, Inc.                                                                  16,800              66,528
       *   APA Enterprises, Inc.                                                               3,693               5,835
       *   Apple Computer, Inc.                                                              292,000          11,595,320
       *   Applied Films Corp.                                                                 4,600             123,740
       *   Applied Innovation, Inc.                                                              900               4,383
       *   Applied Micro Circuits Corp.                                                       96,400             276,668
       *   aQuantive, Inc.                                                                     9,600             147,744
       *   Ariba, Inc.                                                                        11,550              70,802
       *   Arris Group, Inc.                                                                  59,400             514,404
       *   Arrow Electronics, Inc.                                                            54,300           1,517,685
       *   Aspect Communications Corp.                                                         8,200              78,720
     * #   Aspen Technology, Inc.                                                              3,100              16,244
           Astro-Med, Inc.                                                                       200               1,750
       *   Atmel Corp.                                                                        43,308             129,924
       *   August Technology Corp.                                                             6,800              77,316
       *   autobytel.com, Inc.                                                                 7,300              35,478
     * #   Avici Systems, Inc.                                                                   100                 446
       *   Avid Technology, Inc.                                                                  44               2,580
       *   Avnet, Inc.                                                                        56,100           1,173,612
       *   Avocent Corp.                                                                      19,500             546,000
           AVX Corp.                                                                         169,300           2,011,284
       *   Aware, Inc.                                                                        20,400             134,640
       *   Axcelis Technologies, Inc.                                                         51,300             341,145
       *   BearingPoint, Inc.                                                                 62,300             408,065
           Belden CDT, Inc.                                                                   18,550             373,226
       *   Bell Industries, Inc.                                                               2,700               5,967
       *   Bell Microproducts, Inc.                                                            9,600              78,720
       *   Benchmark Electronics, Inc.                                                        12,600             399,042

           Black Box Corp.                                                                    18,400             632,592
       *   Blonder Tongue Laboratories, Inc.                                                     500               1,450
           Bogen Communications International, Inc.                                              700               3,343
       *   Borland Software Corp.                                                             12,900              82,560
       *   Bottomline Technologies, Inc.                                                       1,000              13,580
       *   Brightpoint, Inc.                                                                   1,750              32,900
       *   Broadcom Corp.                                                                     19,700             699,153
       *   Brooktrout, Inc.                                                                    3,300              32,901
       *   CalAmp Corp.                                                                        1,900              12,540
       *   Captaris, Inc.                                                                     10,800              39,096
       *   Carreker Corp.                                                                      2,200              11,550
       *   Carrier Access Corp.                                                                  200                 964
       *   C-COR, Inc.                                                                         8,100              55,728
       *   Celestica, Inc.                                                                       462               5,891
       *   CellStar Corp.                                                                      5,000               6,500
       *   Centillium Communications, Inc.                                                     6,200              13,578
       *   CheckFree Corp.                                                                    13,400             500,222
       *   Checkpoint Systems, Inc.                                                           24,200             426,404
       *   Ciber, Inc.                                                                        32,200             262,430
       *   Ciena Corp.                                                                        30,000              65,400
       *   Clarus Corp.                                                                        8,800              67,760
       *   CNET Networks, Inc.                                                                38,000             394,440
       *   Coherent, Inc.                                                                     13,100             430,073
           Cohu, Inc.                                                                          7,081             136,097
       *   Comarco, Inc.                                                                       8,700              69,513
       *   CommScope, Inc.                                                                    17,800             301,176
           Computer Associates International, Inc.                                           176,412           4,810,755
       *   Computer Horizons Corp.                                                             9,600              27,840
       *   Computer Network Technology Corp.                                                   3,000              15,000
       *   Computer Sciences Corp.                                                            38,200           1,769,042
       *   Computer Task Group, Inc.                                                           5,600              19,600
       *   Compuware Corp.                                                                   173,400           1,187,790
       *   Comtech Telecommunications Corp.                                                    1,200              43,404
       *   Comverse Technology, Inc.                                                         219,026           5,153,682
       *   Conexant Systems, Inc.                                                             37,010              52,924
     * #   Convera Corp.                                                                       5,700              24,567
       *   Convergys Corp.                                                                    66,100             900,943
     * #   Copper Mountain Networks, Inc.                                                        700                 644
       *   Corning, Inc.                                                                     453,100           7,104,608
       *   Cosine Communications, Inc.                                                           800               1,880
       *   Covansys Corp.                                                                     21,000             257,250
       *   Credence Systems Corp.                                                             17,100             135,432
     * #   Cree, Inc.                                                                         18,800             564,752
           CTS Corp.                                                                          29,600             315,240
       *   Cyberoptics Corp.                                                                     600               7,716
       *   Cybersource Corp.                                                                   6,500              43,615
       *   Cypress Semiconductor Corp.                                                        45,700             590,901
       *   Datastream Systems, Inc.                                                            2,930              17,375
       *   Delphax Technologies, Inc.                                                            400               1,493
           Diebold, Inc.                                                                         200              10,012
       *   Digi International, Inc.                                                            4,200              49,266
       *   Digimarc Corp.                                                                      2,400              12,240
       *   Digital Insight Corp.                                                               7,900             171,746
       *   Digitas, Inc.                                                                      11,981             132,630
       *   Diodes, Inc.                                                                        3,000              99,750

       *   Ditech Communications Corp.                                                        13,400              96,614
       *   DoubleClick, Inc.                                                                  49,200             404,916
       *   E.piphany, Inc.                                                                    14,200              49,558
       *   Echelon Corp.                                                                       3,200              21,984
       *   eFunds Corp.                                                                       16,300             329,586
       *   Electro Scientific Industries, Inc.                                                 7,800             139,932
       *   Electroglas, Inc.                                                                     200                 690
           Electronic Data Systems Corp.                                                     482,100           9,497,370
       *   Electronics for Imaging, Inc.                                                      24,000             456,000
       *   eLoyalty Corp.                                                                        300               1,485
       *   EMC Corp.                                                                          26,550             373,293
       *   EMS Technologies, Inc.                                                              6,300              85,050
       *   Emulex Corp.                                                                        3,400              64,260
       *   Entrust, Inc.                                                                      58,000             237,220
       *   ePlus, Inc.                                                                         2,100              26,042
       *   ESS Technology, Inc.                                                               10,300              42,436
       *   Exar Corp.                                                                         14,000             201,600
       *   Extreme Networks, Inc.                                                             31,632             144,558
           Fair Isaac Corp.                                                                   12,922             442,579
       *   Fairchild Semiconductor Corp. Class A                                              49,666             710,224
       *   Faro Technologies, Inc.                                                             1,400              38,948
       *   Forrester Research, Inc.                                                              700              11,550
       *   FSI International, Inc.                                                             1,800               6,768
       *   GameStop Corp. Class B                                                              7,593             203,796
       *   Gateway, Inc.                                                                      13,150              45,499
       *   Genesis Microchip, Inc.                                                             9,200             152,260
       *   Gerber Scientific, Inc.                                                             3,500              25,830
       *   Glenayre Technologies, Inc.                                                           400               1,280
       *   Globecomm Systems, Inc.                                                            10,200              56,712
       *   GTSI Corp.                                                                          1,600              13,088
       *   Harmonic, Inc.                                                                      2,400              14,952
           Harris Corp.                                                                       35,200           1,011,648
       *   Hauppauge Digital, Inc.                                                             1,200               4,620
       *   Hewitt Associates, Inc. Class A                                                     1,100              27,995
           Hewlett-Packard Co.                                                             2,267,400          51,039,174
       *   HI/FN, Inc.                                                                         2,300              15,272
       *   Hutchinson Technology, Inc.                                                        17,900             740,523
       *   Hypercom Corp.                                                                     22,000             139,700
       *   Identix, Inc.                                                                      27,179             149,213
       *   iGATE Capital Corp.                                                                19,300              84,341
           Imation Corp.                                                                      31,300           1,181,888
       *   InFocus Corp.                                                                       9,100              37,856
       *   Informatica Corp.                                                                     400               3,432
           Inforte Corp.                                                                       6,700              22,981
       *   InfoSpace, Inc.                                                                     8,500             288,320
       *   Ingram Micro, Inc.                                                                 76,100           1,203,141
       *   Innovex, Inc.                                                                       4,500              15,210
       *   Integrated Device Technology, Inc.                                                 49,000             599,270
       *   Integrated Silicon Solution, Inc.                                                   6,500              42,575
       *   Intergraph Corp.                                                                   26,900             844,391
       *   Interland, Inc.                                                                     4,700               8,930
       *   Interlink Electronics, Inc.                                                         1,700               9,078
       *   International Rectifier Corp.                                                      22,300           1,065,494
       *   Internet Security Systems, Inc.                                                    13,900             308,580
       *   Interphase Corp.                                                                    1,100               7,755

           Intersil Corp.                                                                    135,200           2,536,352
       *   Interwoven, Inc.                                                                    8,300              66,068
       *   Intest Corp.                                                                          600               2,153
       *   Iomega Corp.                                                                        7,000              21,630
       *   iPass, Inc.                                                                         7,900              48,743
     * #   IPIX Corp.                                                                          1,700               4,539
       *   Iron Mountain, Inc.                                                                   450              12,915
       *   IXYS Corp.                                                                         13,190             182,418
       *   Jaco Electronics, Inc.                                                              1,400               4,396
       *   JDA Software Group, Inc.                                                           10,000             129,200
       *   Keane, Inc.                                                                        26,300             352,946
       *   Kemet Corp.                                                                        27,800             194,600
       *   Keynote Systems, Inc.                                                              12,100             140,360
       *   Komag, Inc.                                                                           400              11,540
       *   Kulicke & Soffa Industries, Inc.                                                    8,500              49,385
       *   Lattice Semiconductor Corp.                                                        13,200              55,704
       *   Lawson Software, Inc.                                                               5,800              34,336
       *   LeCroy Corp.                                                                        1,200              19,752
       *   Lightbridge, Inc.                                                                   3,000              18,840
       *   LogicVision, Inc.                                                                  10,600              19,080
       *   Logility, Inc.                                                                      1,000               4,500
       *   LSI Logic Corp.                                                                   180,300           1,327,008
       *   LTX Corp.                                                                          15,351              73,531
       *   Macromedia, Inc.                                                                   19,900             879,978
       *   Manugistic Group, Inc.                                                              5,221               9,398
       *   Mapinfo Corp.                                                                       6,700              83,482
       *   Maxtor Corp.                                                                      131,100             719,739
       *   Maxwell Technologies, Inc.                                                            700               7,196
       *   McAfee, Inc.                                                                        2,200              63,096
       *   McDATA Corp.                                                                       10,300              39,243
       *   MedQuist, Inc.                                                                      8,300             107,983
       *   Merix Corp.                                                                         6,300              45,675
           Methode Electronics, Inc.                                                           1,000              11,940
       *   Metrologic Instruments, Inc.                                                        6,432              89,148
       *   Micro Linear Corp.                                                                  4,200              24,570
       *   Micromuse, Inc.                                                                    22,000             138,160
       *   Micron Technology, Inc.                                                           281,800           3,094,164
       *   Microsemi Corp.                                                                    17,900             369,277
       *   Microtune, Inc.                                                                     5,600              24,752
     * #   Midway Games, Inc.                                                                  3,000              26,550
       *   MIPS Technologies, Inc.                                                                80                 690
       *   MKS Instruments, Inc.                                                              16,400             273,880
       *   Mobius Management Systems, Inc.                                                     1,300               8,021
       *   Moldflow Corp.                                                                      2,000              26,400
       *   Motive, Inc.                                                                        5,000              43,450
       *   MPS Group, Inc.                                                                    86,100             807,618
       *   MRO Software, Inc.                                                                 30,300             454,500
     * #   MSC.Software Corp.                                                                  8,500              87,423
       *   Nanometrics, Inc.                                                                   2,200              24,816
       *   Napco Security Systems, Inc.                                                          380               3,507
           National Semiconductor Corp.                                                        8,000             160,960
       *   NCR Corp.                                                                          12,500             457,875
       *   Neoforma, Inc.                                                                      7,800              53,430
       *   NEON Systems, Inc.                                                                    700               2,170
       *   Neoware Systems, Inc.                                                                 400               4,048

       *   Net2Phone, Inc.                                                                       200                 320
       *   NetIQ Corp.                                                                        14,900             164,496
       *   Netopia, Inc.                                                                         300               1,004
       *   NetRatings, Inc.                                                                   23,200             315,984
       *   Netscout System, Inc.                                                              22,100             136,136
       *   Network Engines, Inc.                                                               1,700               2,890
       *   Network Equipment Technologies, Inc.                                               26,700             149,253
       *   Newport Corp.                                                                      16,600             233,230
       *   NIC, Inc.                                                                           8,000              35,120
       *   Novell, Inc.                                                                      205,000           1,199,250
       *   Nu Horizons Electronics Corp.                                                      12,600              74,088
       *   NYFIX, Inc.                                                                         9,700              48,985
       *   O.I. Corp.                                                                            200               2,375
       *   Opent Technologies, Inc.                                                           23,600             190,924
       *   Openwave Systems, Inc.                                                              2,500              38,875
       *   OSI Systems, Inc.                                                                   4,800              71,520
       *   Overland Storage, Inc.                                                              2,800              27,132
       *   OYO Geospace Corp.                                                                  2,500              40,905
     * #   PalmOne, Inc.                                                                       4,015             114,106
       *   PalmSource, Inc.                                                                    1,543              15,476
       *   Panavision, Inc.                                                                      600               3,300
       *   PAR Technology Corp.                                                                  600              17,190
       *   Paradyne Networks Corp.                                                            10,200              20,094
           Park Electrochemical Corp.                                                         14,500             336,400
       *   Parlex Corp.                                                                        3,300              19,470
       *   Paxar Corp.                                                                        11,600             204,392
       *   PC Connection, Inc.                                                                14,861              75,940
       *   PC-Tel, Inc.                                                                        4,800              35,088
       *   Pegasus Solutions, Inc.                                                             5,900              63,484
       *   Pegasystems, Inc.                                                                  19,704             117,633
       *   Perceptron, Inc.                                                                      900               5,877
       *   Performance Technologies, Inc.                                                      1,400               9,422
       *   Pericom Semiconductor Corp.                                                         5,400              43,254
       *   Pervasive Software, Inc.                                                              700               3,241
       *   Phoenix Technologies, Ltd.                                                          7,400              60,088
       *   Photon Dynamics, Inc.                                                               2,000              38,620
       *   Photronics, Inc.                                                                   13,200             303,996
       *   Pinnacle Systems, Inc.                                                             19,258             113,815
       *   Pixelworks, Inc.                                                                   10,700              91,699
       *   Planar Systems, Inc.                                                                1,200               9,648
       *   PLATO Learning, Inc.                                                               13,300             101,612
       *   Plexus Corp.                                                                       13,700             188,375
       *   PLX Technology, Inc.                                                                3,800              28,956
       *   Polycom, Inc.                                                                      41,200             704,932
       *   Powerwave Technologies, Inc.                                                       27,700             252,901
       *   Presstek, Inc.                                                                      4,500              38,430
     * #   Procom Technology, Inc.                                                               900               1,440
       *   Quantum Corp.                                                                      45,300             117,780
       *   QuickLogic Corp.                                                                    6,100              26,657
       *   Quovadx, Inc.                                                                       6,364              17,310
       *   RadiSys Corp.                                                                       7,300             118,041
       *   RealNetworks, Inc.                                                                 22,800             116,508
       *   Register.com, Inc.                                                                  5,600              35,000
       *   REMEC, Inc.                                                                         4,906              30,663
       *   RF Monolithics, Inc.                                                                5,299              33,384

           Richardson Electronics, Ltd.                                                       13,800             122,820
       *   Rofin-Sinar Technologies, Inc.                                                        900              29,070
       *   RSA Security, Inc.                                                                 18,400             226,320
       *   Rudolph Technologies, Inc.                                                          4,600              66,332
           Sabre Holdings Corp.                                                              107,600           2,159,532
       *   Safeguard Scientifics, Inc.                                                         8,000               7,920
       *   SafeNet, Inc.                                                                       7,518             236,216
       *   Sandisk Corp.                                                                      47,000           1,226,230
       *   Sanmina-SCI Corp.                                                                 199,900           1,025,487
       *   SBS Technologies, Inc.                                                              1,200              11,652
       *   ScanSoft, Inc.                                                                     15,600              63,336
           Scientific-Atlanta, Inc.                                                           46,700           1,555,110
       *   SCM Microsystems, Inc.                                                              7,900              23,463
       *   Seachange International, Inc.                                                       7,500              59,250
       *   Selectica, Inc.                                                                    29,569              93,734
       *   Semitool, Inc.                                                                     26,400             231,528
       *   Silicon Storage Technology, Inc.                                                   30,500             104,920
       *   SimpleTech, Inc.                                                                    7,700              26,950
       *   Sipex Corp.                                                                        30,000              49,500
       *   Skyworks Solutions, Inc.                                                           50,180             317,639
       *   Solectron Corp.                                                                   363,400           1,326,410
       *   SonicWALL, Inc.                                                                    36,200             223,716
       *   Spectrum Control, Inc.                                                              3,500              24,780
           SS&C Technologies, Inc.                                                             1,450              43,355
       *   Standard Microsystems Corp.                                                         7,300             118,698
       *   Stellent, Inc.                                                                      6,775              51,287
       *   Storage Technology Corp.                                                           40,100           1,294,428
       *   Stratasys, Inc.                                                                       600              19,416
     * #   Stratos International, Inc.                                                           200                 862
       *   SumTotal Systems, Inc.                                                                100                 419
       *   Sun Microsystems, Inc.                                                            899,500           3,427,095
           Sunrise Telecom, Inc.                                                              14,900              23,840
       *   Sycamore Networks, Inc.                                                            89,600             302,848
       *   Sykes Enterprises, Inc.                                                            16,200             134,136
       *   Symmetricom, Inc.                                                                   9,542             107,634
       *   Tech Data Corp.                                                                    27,100             972,890
           Technitrol, Inc.                                                                    8,200             107,666
       *   TechTeam Global, Inc.                                                               5,000              70,000
           Tektronix, Inc.                                                                     1,766              40,035
       *   Tellabs, Inc.                                                                     165,072           1,356,892
       *   Telular Corp.                                                                       3,400              13,260
       *   Teradyne, Inc.                                                                     72,300             940,623
       *   TheStreet.com, Inc.                                                                 6,700              20,770
       *   THQ, Inc.                                                                          12,086             337,079
       *   Three-Five Systems, Inc.                                                            3,000               2,010
       *   TIBCO Software, Inc.                                                               72,100             457,114
       *   Tier Technologies, Inc. Class B                                                     8,900              78,676
       *   Titan Corp.                                                                         1,700              37,400
       *   Tollgrade Communications, Inc.                                                      4,400              33,352
       *   Triquint Semiconductor, Inc.                                                       22,500              76,275
       *   TTM Technologies, Inc.                                                             12,400              98,456
       *   Tyler Technologies, Inc.                                                           25,700             167,307
       *   Ulticom, Inc.                                                                      21,900             201,480
       *   Ultratech, Inc.                                                                     5,500              96,415
       *   Unisys Corp.                                                                      135,000             977,400

           United Online, Inc.                                                                18,300             236,802
       *   Unova, Inc.                                                                        29,300             602,994
       *   ValueClick, Inc.                                                                   20,400             218,688
       *   Veeco Instruments, Inc.                                                            16,900             254,683
       *   VeriSign, Inc.                                                                     88,500           2,862,975
       *   Veritas Software Corp.                                                                  1                  25
       *   Verity, Inc.                                                                       12,900             110,037
       *   Viasat, Inc.                                                                       10,900             221,161
       *   Vicon Industries, Inc.                                                                300                 885
           Video Display Corp.                                                                   600               7,740
       *   Vishay Intertechnology, Inc.                                                       67,111             865,732
       *   Vitesse Semiconductor, Inc.                                                        49,800             124,500
       *   Vitria Technology, Inc.                                                               200                 640
       *   Vyyo, Inc.                                                                          1,400               8,652
       *   WatchGuard Technologies, Inc.                                                      15,600              56,628
       *   White Electronics Designs Corp.                                                     3,400              16,966
       *   Wind River Systems, Inc.                                                            5,590              91,620
           Wireless Telecom Group, Inc.                                                        5,500              13,915
       *   Witness Systems, Inc.                                                               4,100              71,258
           Woodhead Industries, Inc.                                                           5,000              64,150
       *   Xerox Corp.                                                                       158,800           2,154,916
       *   Yahoo!, Inc.                                                                           52               1,934
     * #   Zhone Technologies, Inc.                                                            1,200               3,252
       *   Zomax, Inc.                                                                        14,600              40,150
       *   Zoran Corp.                                                                        11,932             147,241
       *   Zygo Corp.                                                                         15,000             145,200
                                                                                                       -----------------
Total Information Technology
(Cost $126,680,241)                                                                                          174,495,544
                                                                                                       -----------------

Materials -- (5.8%)
       *   AEP Industries, Inc.                                                                4,600              79,258
           Airgas, Inc.                                                                       78,300           1,879,200
           Albemarle Corp.                                                                    24,100             916,764
           Alcoa, Inc.                                                                         2,552              69,159
       *   Aleris International, Inc.                                                          2,363              56,287
           Allegheny Technologies, Inc.                                                        4,200              89,292
       *   American Pacific Corp.                                                                500               4,050
           Aptargroup, Inc.                                                                    6,500             325,000
           Arch Chemicals, Inc.                                                               17,100             403,047
           Bowater, Inc.                                                                      47,400           1,488,360
       *   Brush Engineered Materials, Inc.                                                    5,700              80,826
       *   Buckeye Technologies, Inc.                                                         12,000              99,240
           Cabot Corp.                                                                        51,800           1,502,200
           Calgon Carbon Corp.                                                                26,900             239,679
           Cambrex Corp.                                                                      16,700             302,270
       *   Caraustar Industries, Inc.                                                         16,500             173,250
           Carpenter Technology Corp.                                                         20,000           1,080,000
       *   Century Aluminum Co.                                                               24,600             551,286
           Chesapeake Corp.                                                                   14,700             306,789
           Cleveland-Cliffs, Inc.                                                                600              35,178
           Commercial Metals Co.                                                              37,200             973,152
     * #   Continental Materials Corp.                                                           100               3,119
       *   Crown Holdings, Inc.                                                               64,500             960,405
           Cytec Industries, Inc.                                                             13,500             562,410
       *   Devcon International Corp.                                                            300               3,525

       #   Eagle Materials, Inc.                                                              19,381           1,699,132
           Eagle Materials, Inc. Class B                                                       4,115             349,981
           Eastman Chemical Co.                                                               22,900           1,346,062
       *   FMC Corp.                                                                          10,200             565,590
           Fuller (H.B.) Co.                                                                  14,200             460,080
           Georgia-Pacific Corp.                                                             246,200           8,159,068
           Gibraltar Industries, Inc.                                                         11,400             222,984
           Glatfelter (P.H.) Co.                                                              34,700             388,640
       *   Graphic Packaging Corp.                                                             4,600              17,250
           Great Lakes Chemical Corp.                                                         36,200           1,227,180
           International Paper Co.                                                           303,312           9,769,680
           Kronos Worldwide, Inc.                                                                371              11,724
           LaFarge North America, Inc.                                                        65,400           3,948,198
       *   Landec Corp.                                                                        3,300              19,767
       *   Lesco, Inc.                                                                         3,500              47,250
           Longview Fibre Co.                                                                 44,200             882,674
           Louisiana-Pacific Corp.                                                           128,500           3,235,630
           Lubrizol Corp.                                                                     55,600           2,188,972
           Lyondell Chemical Co.                                                             185,455           4,402,702
           Martin Marietta Materials, Inc.                                                    24,300           1,483,515
       *   Material Sciences Corp.                                                             3,900              47,580
           MeadWestavco Corp.                                                                165,800           4,755,144
       *   Metals USA, Inc.                                                                    1,000              21,170
           Minerals Technologies, Inc.                                                        18,600           1,251,780
           Monsanto Co.                                                                      118,700           6,765,900
           Myers Industries, Inc.                                                             25,150             280,423
       *   NewMarket Corp.                                                                     4,600              62,514
           Newmont Mining Corp.                                                                2,294              85,429
       *   NL Industries, Inc.                                                                14,500             220,400
           NN, Inc.                                                                            6,300              79,947
       *   Northwest Pipe Co.                                                                    500              11,080
           Nucor Corp.                                                                        71,600           3,791,936
           Olin Corp.                                                                            448               8,409
     * #   Olympic Steel, Inc.                                                                 2,500              39,250
       *   OM Group, Inc.                                                                      9,300             234,360
       *   OMNOVA Solutions, Inc.                                                             10,340              41,980
       *   Oregon Steel Mills, Inc.                                                            6,000             105,960
       *   Owens-Illinois, Inc.                                                               77,200           1,984,812
       *   Pactiv Corp.                                                                        1,800              41,130
           Phelps Dodge Corp.                                                                 70,800           6,187,920
       *   PolyOne Corp.                                                                       2,300              15,456
           Pope & Talbot, Inc.                                                                 9,100             100,373
           Potlatch Corp.                                                                     25,100           1,297,419
           Quaker Chemical Corp.                                                               2,700              47,790
           Quanex Corp.                                                                       18,150             941,804
           Reliance Steel & Aluminum Co.                                                      25,900             996,891
           Rock of Ages Corp.                                                                    300               1,821
           Rock-Tenn Co. Class A                                                              23,500             270,485
           Rohm & Haas Co.                                                                       900              41,985
           RPM International, Inc.                                                            92,000           1,619,200
       *   RTI International Metals, Inc.                                                     20,900             572,451
       #   Ryerson Tull, Inc.                                                                 22,200             337,884
           Schnitzer Steel Industries, Inc. Class A                                           13,200             305,184
           Schulman (A.), Inc.                                                                26,300             430,268
           Schweitzer-Maudoit International, Inc.                                             10,500             314,685

       *   Sealed Air Corp.                                                                   38,700           2,004,273
           Sensient Technologies Corp.                                                        32,200             655,270
       *   Smurfit-Stone Container Corp.                                                     202,200           2,197,914
           Spartech Corp.                                                                     20,900             422,807
           Steel Dynamics, Inc.                                                               35,900             965,351
           Steel Technologies, Inc.                                                           10,400             208,000
           Stepan Co.                                                                          1,100              23,331
       *   Stillwater Mining Co.                                                              10,200              68,850
           Summa Industries, Inc.                                                              2,200              16,940
           Temple-Inland, Inc.                                                                77,000           2,750,440
       *   Terra Industries, Inc.                                                             34,200             217,170
           Texas Industries, Inc.                                                             23,600           1,086,072
       *   The Mosaic Co.                                                                         56                 732
       *   U.S. Concrete, Inc.                                                                11,700              71,604
           United States Steel Corp.                                                         100,400           3,992,908
       *   Universal Stainless & Alloy Products, Inc.                                            500               6,275
           Valhi, Inc.                                                                        90,900           1,685,286
           Wausau-Mosinee Paper Corp.                                                         35,000             437,500
           Wellman, Inc.                                                                      25,300             284,372
           Weyerhaeuser Co.                                                                  231,500          14,850,725
           Worthington Industries, Inc.                                                       68,000           1,139,680
     * #   Zoltek Companies, Inc.                                                             16,800             167,328
                                                                                                       -----------------
Total Materials
(Cost $87,434,500)                                                                                           119,173,473
                                                                                                       -----------------

Telecommunication Services -- (5.2%)
           Alltel Corp.                                                                          500              29,085
       *   American Tower Corp.                                                               66,700           1,203,268
           AT&T Corp.                                                                        497,400           9,346,146
       *   Boston Communications Group, Inc.                                                   2,600               3,614
           CenturyTel, Inc.                                                                    3,100             101,649
           Citizens Communications Co.                                                       128,600           1,754,104
       *   Crown Castle International Corp.                                                   93,300           1,658,874
           CT Communications, Inc.                                                             7,941              96,086
           D&E Communications, Inc.                                                            5,068              41,000
       *   General Communications, Inc. Class A                                               16,180             133,323
           Hector Communications Corp.                                                           200               4,600
       *   IDT Corp.                                                                          11,100             149,739
       *   IDT Corp. Class B                                                                  27,700             379,490
       *   LCC International, Inc. Class A                                                     3,800              13,566
     * #   Level 3 Communications, Inc.                                                       37,700              78,416
       *   Premiere Global Services, Inc.                                                      3,900              43,875
       *   Price Communications Corp.                                                         12,038             206,933
       *   Qwest Communications International, Inc.                                           97,900             383,768
           SBC Communications, Inc.                                                        2,459,600          57,505,448
           Sprint Corp.                                                                      875,888          20,749,787
           SureWest Communications                                                             6,150             146,370
       *   TALK America Holdings, Inc.                                                         3,300              29,337
           Telephone & Data Systems, Inc.                                                     47,900           1,856,125
       *   Telephone & Data Systems, Inc. Special Shares                                      45,400           1,725,200
       *   Time Warner Telecom, Inc.                                                          13,200              67,320
       *   United States Cellular Corp.                                                       21,900           1,030,176
           Verizon Communications, Inc.                                                      235,900           8,346,142
       *   Wireless Facilities, Inc.                                                          17,600              90,640
       *   WQN, Inc.                                                                             300                 591

       *   Xeta Corp.                                                                             78                 250
                                                                                                       -----------------
Total Telecommunication Services
(Cost $101,183,276)                                                                                          107,174,922
                                                                                                       -----------------

Health Care -- (4.2%)
       *   Accelrys, Inc.                                                                     15,400              81,312
           Aetna, Inc.                                                                       183,800          14,338,238
       *   Air Methods Corp.                                                                   2,700              18,306
       *   Albany Molecular Research, Inc.                                                     7,100              84,561
       *   Alexion Pharmaceuticals, Inc.                                                       1,500              34,125
       *   Align Technology, Inc.                                                                100                 727
       *   Allied Healthcare International, Inc.                                               1,200               8,304
       *   Allied Healthcare Products, Inc.                                                      400               2,068
       *   Allscripts Healthcare Solutions, Inc.                                               8,928             146,062
           Alpharma, Inc. Class A                                                             18,900             243,243
       *   America Services Group, Inc.                                                          600              11,814
       *   American Dental Partners, Inc.                                                      1,800              43,254
       *   American Retirement Corp.                                                           3,200              43,808
           American Shared Hospital Services                                                     600               3,600
           AmerisourceBergen Corp.                                                           136,372           8,805,540
       *   AMN Healthcare Services, Inc.                                                       7,000             101,080
           Analogic Corp.                                                                      9,533             405,057
       *   Arena Pharmaceuticals, Inc.                                                         2,400              16,440
       *   Arqule, Inc.                                                                        3,500              22,925
       *   Aspect Medical Systems, Inc.                                                        1,500              48,240
           Atrion Corp.                                                                          200              13,070
       *   ATS Medical, Inc.                                                                     200                 650
       *   Avigen, Inc.                                                                        2,900               8,671
       *   Beverly Enterprises, Inc.                                                          19,200             237,504
       *   Bio-Logic Systems Corp.                                                               450               2,695
       *   BioMarin Pharmaceutical, Inc.                                                       9,028              61,390
       *   Bio-Rad Laboratories, Inc. Class A                                                  3,500             188,580
       *   BioScrip, Inc.                                                                      2,500              13,075
       *   Biosource International, Inc.                                                       2,600              26,416
       *   Bruker BioSciences Corp.                                                           20,600              86,520
       *   Caliper Life Sciences, Inc.                                                        14,800              91,168
       *   Candela Corp.                                                                       5,300              54,219
       *   Capital Senior Living Corp.                                                         9,600              58,176
       *   Cardiac Sciences, Inc.                                                              2,000               1,960
     * #   Cell Genesys, Inc.                                                                  3,700              21,497
           Chemed Corp.                                                                        2,400             101,472
           Cigna Corp.                                                                        69,000           6,710,250
       *   Ciphergen Biosystems, Inc.                                                          6,501              13,392
       *   Community Health Systems, Inc.                                                        700              25,459
       *   Compex Technologies, Inc.                                                           2,000               7,520
       *   Conmed Corp.                                                                       14,650             459,131
           Cooper Companies, Inc.                                                                537              35,469
       *   Cross Country Healthcare, Inc.                                                     11,600             196,620
     * #   CryoLife, Inc.                                                                      1,100               7,975
     * #   CuraGen Corp.                                                                       5,400              23,112
       *   Curative Health Services, Inc.                                                      7,300              18,761
           D&K Healthcare Resources, Inc.                                                     13,600             110,976
           Datascope Corp.                                                                     6,217             189,245
       *   DaVita, Inc.                                                                       21,800           1,004,108
     * #   Dendreon Corp.                                                                      7,500              39,675

     * #   Digital Angel Corp.                                                                 5,300              20,776
       *   Discovery Partners International, Inc.                                              8,900              26,255
       *   DUSA Pharmaceuticals, Inc.                                                          5,400              60,426
       *   Dyax Corp.                                                                         15,200              70,680
           Eli Lilly & Co.                                                                       676              39,411
       *   Emisphere Technologies, Inc.                                                        6,000              23,280
       *   Encore Medical Corp.                                                                7,100              36,068
       *   Exelixis, Inc.                                                                      5,300              37,206
       *   First Horizon Pharmaceutical Corp.                                                  5,765             108,382
       *   Gene Logic, Inc.                                                                    4,061              13,686
       *   Genesis HealthCare Corp.                                                              100               4,349
       *   Gentiva Health Services, Inc.                                                       2,300              36,547
       *   Genzyme Corp.                                                                          28               1,747
       *   Hanger Orthopedic Group, Inc.                                                       9,000              45,900
       *   Harvard Bioscience, Inc.                                                           14,900              47,978
       *   Health Net, Inc.                                                                   17,100             585,333
       *   HealthTronics Surgical Services, Inc.                                               6,919              87,802
       *   HMS Holdings Corp.                                                                  3,400              21,080
       *   Hologic, Inc.                                                                       5,600             206,136
           Hooper Holmes, Inc.                                                                53,300             213,200
       *   Horizon Health Corp.                                                                   48               2,105
       *   Human Genome Sciences, Inc.                                                        11,700             131,976
       *   Humana, Inc.                                                                       89,500           3,254,220
       *   Illumina, Inc.                                                                     24,400             256,200
       *   ImmunoGen, Inc.                                                                     4,000              23,840
       *   Impath, Inc.                                                                          600               2,664
       *   Inspire Pharmaceuticals, Inc.                                                       5,100              33,150
       *   IntegraMed America, Inc.                                                              200               2,090
       *   Invitrogen Corp.                                                                   30,600           2,427,498
       *   Kendle International, Inc.                                                          1,668              19,232
       *   Kindred Healthcare, Inc.                                                           10,700             412,806
       *   King Pharmaceuticals, Inc.                                                          8,300              78,518
       *   Lexicon Genetics, Inc.                                                              9,053              43,817
       *   LifePoint Hospitals, Inc.                                                           2,871             129,138
           Manor Care, Inc.                                                                   29,800           1,158,028
       *   Matria Healthcare, Inc.                                                             1,700              48,433
       *   Maxim Pharmaceuticals, Inc.                                                         6,100               9,272
       *   Maxygen, Inc.                                                                       7,100              55,593
           McKesson Corp.                                                                    229,000           9,221,830
       *   Medarex, Inc.                                                                      15,300             115,974
       *   MedCath Corp.                                                                       2,000              51,820
       *   Medco Health Solutions, Inc.                                                       87,300           4,365,000
       *   Medical Staffing Network Holdings, Inc.                                             3,900              21,177
       *   MEDTOX Scientific, Inc.                                                             3,650              21,900
       *   Microtek Medical Holdings, Inc.                                                     1,300               4,576
       *   Millennium Pharmaceuticals, Inc.                                                  131,300           1,098,981
       *   Molecular Devices Corp.                                                             5,000              96,600
       *   Nabi Biopharmaceuticals                                                            16,200             199,098
     * #   Nanogen, Inc.                                                                         200                 816
       *   Natus Medical, Inc.                                                                 3,300              33,330
           NDCHealth Corp.                                                                    21,700             363,692
       *   Nektar Therapeutics                                                                 3,390              61,969
       *   Neopharm, Inc.                                                                      1,610              15,794
       *   Neose Technologies, Inc.                                                              200                 526
       *   Neurogen Corp.                                                                      2,200              14,872

       *   NMT Medical, Inc.                                                                   1,500              13,125
       *   North American Scientific, Inc.                                                     5,800              17,400
       *   Nutraceutical International Corp.                                                   1,518              20,022
       *   Nuvelo, Inc.                                                                           21                 156
     * #   OCA, Inc.                                                                          13,500              55,350
           Omnicare, Inc.                                                                     64,800           2,483,136
       *   Onyx Pharmaceuticals, Inc.                                                          1,900              47,481
           Option Care, Inc.                                                                   3,000              39,900
       *   Oscient Pharmaceutical Corp.                                                        1,500               2,475
       *   Osteotech, Inc.                                                                       170                 491
       *   PacifiCare Health Systems, Inc.                                                    31,500           1,979,145
       *   Pain Therapeutics, Inc.                                                            10,631              55,813
       *   Parexel International Corp.                                                         7,800             142,350
       *   PDI, Inc.                                                                           3,300              39,600
       *   Pediatric Services of America, Inc.                                                 1,000              13,190
       *   Pediatrix Medical Group, Inc.                                                       5,100             375,513
           PerkinElmer, Inc.                                                                  92,800           1,775,264
           Perrigo Co.                                                                         2,700              41,958
       *   Pharmacopia Drug Discovery, Inc.                                                    7,900              38,236
     * #   Pharmacyclics, Inc.                                                                 2,900              23,258
           PolyMedica Corp.                                                                   10,600             372,060
       *   Protein Design Labs, Inc.                                                          14,850             283,635
       *   PSS World Medical, Inc.                                                            59,059             693,353
       *   Quidel Corp.                                                                        2,200               9,636
       *   Radiologix, Inc.                                                                    1,000               3,930
       *   Res-Care, Inc.                                                                      1,610              21,461
       *   Respironics, Inc.                                                                   1,936             129,402
       *   Sangamo BioSciences, Inc.                                                           8,400              31,500
       *   Savient Pharmaceuticals, Inc.                                                      11,289              37,931
       *   Schein (Henry), Inc.                                                               26,513           1,068,209
       *   Serologicals Corp.                                                                  3,450              74,140
       *   SFBC International, Inc.                                                            1,500              52,515
       *   Sonic Innovations, Inc.                                                               800               3,480
       *   Specialty Laboratories, Inc.                                                        6,900              56,718
       *   SRI/Surgical Express, Inc.                                                            700               3,174
       *   Staar Surgical Co.                                                                  8,200              32,226
       *   Strategic Diagnostics, Inc.                                                           400               1,124
     * #   Sunrise Senior Living, Inc.                                                        10,100             526,715
       *   Synovis Life Technologies, Inc.                                                       500               3,825
       *   Tenet Healthcare Corp.                                                            191,150           2,316,738
       *   Theragenics Corp.                                                                   4,700              16,121
       *   Thermo Electron Corp.                                                              73,345           1,930,440
       *   Third Wave Technologies, Inc.                                                      12,200              45,872
       *   Thoratec Corp.                                                                     12,440             185,854
     * #   Transkaryotic Therapies, Inc.                                                       1,500              50,985
       *   Triad Hospitals, Inc.                                                              36,462           1,849,353
       *   TriPath Imaging, Inc.                                                               7,000              60,130
       *   TriZetto Group, Inc.                                                               21,640             300,363
       *   United Therapeutics Corp.                                                             800              39,968
       *   Urologix, Inc.                                                                     11,772              51,444
       *   Viasys Healthcare, Inc.                                                             5,517             128,270
       *   Virologic, Inc.                                                                    15,880              43,352
       *   Watson Pharmaceuticals, Inc.                                                       58,200           1,749,492
       *   WebMD Corp.                                                                       155,020           1,461,839
       *   WellPoint, Inc.                                                                    52,339           6,961,087

       *   Wilson Greatbatch Technologies, Inc.                                                6,100             146,644
       *   Zoll Medical Corp.                                                                    400               9,496
                                                                                                       -----------------
Total Health Care
(Cost $46,544,475)                                                                                            87,646,582
                                                                                                       -----------------

Consumer Staples -- (4.1%)
           Albertson's, Inc.                                                                 288,700           6,059,813
           Alliance One International, Inc.                                                   67,900             435,239
       #   American Italian Pasta Co.                                                         13,100             301,431
           Archer-Daniels-Midland Co.                                                        657,865          13,058,620
       *   BJ's Wholesale Club, Inc.                                                             500              15,075
           Cal-Maine Foods, Inc.                                                                  16                 104
           Casey's General Stores, Inc.                                                       36,600             660,264
       *   Central Garden & Pet Co.                                                            7,100             314,885
           Chiquita Brands International, Inc.                                                12,200             354,776
           Coca-Cola Enterprises, Inc.                                                       424,200           9,281,496
       *   Constellation Brands, Inc.                                                         38,600           1,073,466
           Corn Products International, Inc.                                                  65,300           1,442,477
       *   Dean Foods Co.                                                                     67,000           2,610,990
       *   Del Monte Foods Co.                                                                 6,400              66,816
           Farmer Brothers Co.                                                                 5,000             120,000
           Flowers Foods, Inc.                                                                39,150           1,278,247
       *   Foodarama Supermarkets, Inc.                                                          100               3,100
       *   Genesee Corp. Class B                                                                 100                 207
       *   Great Atlantic & Pacific Tea Co., Inc.                                             11,800             294,174
       *   Griffin Land & Nurseries, Inc. Class A                                                400               9,600
       *   Hain Celestial Group, Inc.                                                         15,100             271,800
       *   Hines Horticulture, Inc.                                                            1,600               5,680
           Imperial Sugar Co. (New)                                                            2,000              30,800
           Ingles Market, Inc. Class A                                                         5,000              63,200
     * #   Interstate Bakeries Corp.                                                          14,600              95,484
           J & J Snack Foods Corp.                                                               700              34,552
           J. M. Smucker Co.                                                                  46,482           2,315,268
           Kraft Foods, Inc.                                                                 507,200          16,453,568
           Lance, Inc.                                                                        14,100             249,288
           Longs Drug Stores Corp.                                                            29,800           1,222,992
       *   M&F Worldwide Corp.                                                                 6,200              79,298
           MGP Ingredients, Inc.                                                               5,800              48,488
           Molson Coors Brewing Co.                                                            9,900             578,853
       *   Monterey Pasta Co.                                                                  7,500              22,650
       #   Nash Finch Co.                                                                      8,900             316,662
       *   Natrol, Inc.                                                                          900               2,520
       *   Omega Protein Corp.                                                                 2,800              19,880
       *   Pathmark Stores, Inc.                                                               9,720              86,994
           PepsiAmericas, Inc.                                                               169,900           4,114,978
       *   Performance Food Group Co.                                                          8,600             232,716
           Pilgrim's Pride Corp.                                                              30,700           1,082,175
       *   PriceSmart, Inc.                                                                    1,750              12,250
           Ralcorp Holdings, Inc.                                                                900              34,326
       *   Redhook Ale Brewery, Inc.                                                           5,900              17,995
           Reynolds American, Inc.                                                            98,300           8,150,053
           Ruddick Corp.                                                                      15,400             370,062
       *   San Filippo (John B.) & Son, Inc.                                                   1,100              23,265
           Seaboard Corp.                                                                      1,100           1,479,500
       *   Smart & Final Food, Inc.                                                            7,800              84,630

       *   Smithfield Foods, Inc.                                                             60,100           1,792,783
       *   Spartan Stores, Inc.                                                                6,700              86,430
           Supervalu, Inc.                                                                    79,700           2,610,972
           Tasty Baking Co.                                                                    3,800              30,400
           The Topps Co., Inc.                                                                10,300              95,996
           Tyson Foods, Inc. Class A                                                         229,230           4,231,586
           Universal Corp.                                                                    17,900             794,760
           Weis Markets, Inc.                                                                 13,600             499,664
       *   Wild Oats Markets, Inc.                                                             1,000              11,240
     * #   Winn-Dixie Stores, Inc.                                                            37,900              39,795
                                                                                                       -----------------
Total Consumer Staples
(Cost $67,241,213)                                                                                            85,074,333
                                                                                                       -----------------

Utilities -- (0.3%)
       *   BayCorp Holdings, Ltd.                                                                 34                 471
       *   CMS Energy Corp.                                                                   25,775             341,003
           Dominion Resources, Inc.                                                            1,194              83,950
       *   Dynegy, Inc.                                                                       69,100             321,315
           Energen Corp.                                                                      11,300             736,534
           New Jersey Resources Corp.                                                         10,300             464,530
           Questar Corp.                                                                      36,800           2,319,872
       *   Reliant Energy, Inc.                                                              142,800           1,756,440
           South Jersey Industries, Inc.                                                       9,000             510,300
       *   Southern Union Co.                                                                 24,657             603,360
                                                                                                       -----------------
Total Utilities
(Cost $2,958,188)                                                                                              7,137,775
                                                                                                       -----------------

Real Estate Investment Trusts -- (0.0%)
           New Century Financial Corp.                                                         2,000             101,900
                                                                                                       -----------------
Total Real Estate Investment Trusts
(Cost $14,972)                                                                                                   101,900
                                                                                                       -----------------

Other -- (0.0%)
     * #   ePresence, Inc. Escrow Shares                                                       6,400                 832
       *   Petrocorp, Inc. Escrow Shares                                                         900                  54
       *   Suburban Lodges of America, Inc. Escrow Shares                                        900                   0
                                                                                                       -----------------
Total Other
(Cost $0)                                                                                                            886

TOTAL COMMON STOCKS
(Cost $1,465,400,782)                                                                                      1,997,074,121
                                                                                                       -----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *   Chart Industries, Inc. Warrants 09/15/10                                                3                  76
       *   Chiquita Brands International, Inc. Warrants 03/19/09                               1,687              18,405
       *   Foster Wheelers, Ltd. Warrants 09/24/07                                             3,500                   0
     * #   RCN Corp. Warrants 12/21/06                                                             8                   0
       *   Timco Aviation Services, Inc. Warrants 02/27/07                                       229                   0
       *   Virologic, Inc. Contingent Value Rights                                            15,980               2,797
                                                                                                       -----------------
Total Other
(Cost $49,691)                                                                                                    21,278
                                                                                                       -----------------
TOTAL RIGHTS/WARRANTS
(Cost $49,691)                                                                                                    21,278
                                                                                                       -----------------

                                                                                         FACE
                                                                                         AMOUNT             VALUE+
                                                                                   -----------------   -----------------
                                                                                         (000)
BONDS -- (0.0%)
Other -- (0.0%)
       *   Timco Aviation Services, Inc. Jr. Subordinated Note
              8.000%, 01/02/07                                                     $               0                   0
                                                                                                       -----------------
Total Other
(Cost $0)                                                                                                              0
                                                                                                       -----------------

TOTAL BONDS
(Cost $0)                                                                                                              0
                                                                                                       -----------------

TEMPORARY CASH INVESTMENTS -- (3.1%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 2.94%, 06/01/05
           (Collateralized by $77,415,000 U.S. STRIPS 6.125%, 11/15/27, valued at
           $27,815,984) to be repurchased at $27,272,582  (Cost $27,270,355)                  27,270          27,270,355
           Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
           (Collateralized by $36,556,000 FHLMC Notes 4.00%, 09/22/09, valued at
           $36,601,695) to be repurchased at $36,062,895  (Cost $36,060,000)                  36,060          36,060,000
                                                                                                       -----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $63,330,355)                                                                                            63,330,355
                                                                                                       -----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,528,780,828)                                                                                  $   2,060,425,754
                                                                                                       =================

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR/A (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.   EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.


By:    /s/ David G. Booth
       ----------------------------------
       David G. Booth
       Chairman, Director, President,
       Chief Executive Officer and Chief Investment Officer

Date: April 10, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ David G. Booth
       ----------------------------------
       David G. Booth
       Principal Executive Officer
       Dimensional Investment Group Inc.

Date: April 10, 2006


By:    /s/ Michael T. Scardina
       ----------------------------------
       Michael T. Scardina
       Principal Financial Officer
       Dimensional Investment Group Inc.

Date: April 10, 2006